UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—December 31, 2023

Item 1: Reports to Shareholders

Annual Report  |  December 31, 2023
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Short-Term Bond Index Fund	4
Intermediate-Term Bond Index Fund	39
Long-Term Bond Index Fund	71
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Returns for the funds in this report ranged from 4.79% for Investor Shares of Vanguard Short-Term Bond Index Fund to 7.53% (based on net asset value) for ETF Shares of Vanguard Long-Term Bond Index Fund.[1]
•	With inflation continuing to ease, several major central banks slowed and eventually stopped hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	With yields ending 2023 mixed, U.S. Treasuries returned 4.05%, as measured by the Bloomberg U.S. Treasury Index. Returns were higher for corporate bonds (+8.52%) and for mortgage-backed bonds (+5.05%), as measured by components of the Bloomberg U.S. Aggregate Bond Index.
•	By credit quality, lower-rated investment-grade bonds generally fared better than higher-rated ones. By maturity, longer-dated bonds outperformed those with shorter maturities.
•	Returns for the funds differed from those of their benchmarks partly because of timing differences between the pricing of the benchmark and the pricing of the fund’s net asset value on the last trading day of 2022 (the starting value for the 2023 reporting period). Other small deviations occur because of the funds’ approaches to approximating the indexes.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1 Except for ETF Shares, any returns cited for the Long-Term Bond Index Fund reflect the 0.50% fee on purchases of fund shares.
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,035.10	$0.77
ETF Shares	1,000.00	1,036.10	0.21
Admiral™ Shares	1,000.00	1,035.50	0.36
Institutional Shares	1,000.00	1,035.60	0.26
Institutional Plus Shares	1,000.00	1,035.70	0.21
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,035.90	$0.77
ETF Shares	1,000.00	1,037.10	0.21
Admiral Shares	1,000.00	1,036.30	0.36
Institutional Shares	1,000.00	1,036.40	0.26
Institutional Plus Shares	1,000.00	1,036.40	0.21
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,025.30	$0.20
Admiral Shares	1,000.00	1,025.20	0.36
Institutional Shares	1,000.00	1,025.30	0.26
Institutional Plus Shares	1,000.00	1,025.30	0.20
Based on Hypothetical 5% Yearly Return
Short-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Intermediate-Term Bond Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.00	0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
Long-Term Bond Index Fund
ETF Shares	$1,000.00	$1,025.00	$0.20
Admiral Shares	1,000.00	1,024.85	0.36
Institutional Shares	1,000.00	1,024.95	0.26
Institutional Plus Shares	1,000.00	1,025.00	0.20
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; for the Intermediate-Term Bond Index Fund, 0.15% for Investor Shares, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares; and for the Long-Term Bond Index Fund, 0.04% for ETF Shares, 0.07% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

Short-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Investor Shares	4.79%	1.39%	1.27%	$11,349
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	4.89	1.54	1.43	11,526
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund ETF Shares Net Asset Value	4.91%	1.50%	1.37%	$11,458
Short-Term Bond Index Fund ETF Shares Market Price	4.91	1.51	1.37	11,460
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	4.89	1.54	1.43	11,526
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Short-Term Bond Index Fund Admiral Shares	4.87%	1.47%	1.35%	$11,440
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	4.89	1.54	1.43	11,526
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

See Financial Highlights for dividend and capital gains information.
4

Short-Term Bond Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Short-Term Bond Index Fund Institutional Shares	4.88%	1.49%	1.38%	$5,732,306
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	4.89	1.54	1.43	5,762,860
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	5,994,522

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Short-Term Bond Index Fund Institutional Plus Shares	4.90%	1.50%	1.39%	$114,785,100
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	4.89	1.54	1.43	115,257,200
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	119,890,440
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Short-Term Bond Index Fund ETF Shares Market Price	4.91%	7.76%	14.60%
Short-Term Bond Index Fund ETF Shares Net Asset Value	4.91	7.72	14.58
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	4.89	7.93	15.26
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
5

Short-Term Bond Index Fund
Fund Allocation
As of December 31, 2023
Corporate Bonds	27.2%
Sovereign Bonds	5.4
Taxable Municipal Bonds	0.1
U.S. Government and Agency Obligations	67.3
The table reflects the fund’s investments, except for temporary cash investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
6

Short-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (66.7%)
U.S. Government Securities (65.2%)
	United States Treasury Note/Bond	1.500%	2/15/25	367,215	354,362
	United States Treasury Note/Bond	2.000%	2/15/25	397,495	385,694
	United States Treasury Note/Bond	1.125%	2/28/25	168,619	161,927
	United States Treasury Note/Bond	2.750%	2/28/25	180,910	177,009
	United States Treasury Note/Bond	4.625%	2/28/25	338,296	338,032
	United States Treasury Note/Bond	1.750%	3/15/25	285,530	275,893
	United States Treasury Note/Bond	0.500%	3/31/25	240,835	228,944
	United States Treasury Note/Bond	2.625%	3/31/25	109,446	106,847
	United States Treasury Note/Bond	3.875%	3/31/25	298,709	296,095
	United States Treasury Note/Bond	2.625%	4/15/25	347,675	339,092
	United States Treasury Note/Bond	0.375%	4/30/25	225,673	213,578
	United States Treasury Note/Bond	2.875%	4/30/25	167,090	163,409
	United States Treasury Note/Bond	3.875%	4/30/25	279,632	277,142
	United States Treasury Note/Bond	2.125%	5/15/25	336,655	325,872
	United States Treasury Note/Bond	2.750%	5/15/25	329,885	321,999
	United States Treasury Note/Bond	0.250%	5/31/25	245,311	231,014
	United States Treasury Note/Bond	2.875%	5/31/25	157,790	154,190
	United States Treasury Note/Bond	4.250%	5/31/25	322,696	321,486
	United States Treasury Note/Bond	2.875%	6/15/25	302,205	295,358
	United States Treasury Note/Bond	0.250%	6/30/25	290,935	273,206
	United States Treasury Note/Bond	2.750%	6/30/25	109,475	106,807
	United States Treasury Note/Bond	4.625%	6/30/25	271,286	271,964
	United States Treasury Note/Bond	3.000%	7/15/25	286,268	280,005
	United States Treasury Note/Bond	0.250%	7/31/25	271,968	254,673
	United States Treasury Note/Bond	2.875%	7/31/25	117,915	115,096
	United States Treasury Note/Bond	4.750%	7/31/25	238,507	239,624
	United States Treasury Note/Bond	2.000%	8/15/25	407,191	391,857
	United States Treasury Note/Bond	3.125%	8/15/25	283,845	278,168
	United States Treasury Note/Bond	0.250%	8/31/25	275,850	257,575
	United States Treasury Note/Bond	2.750%	8/31/25	96,480	93,917
	United States Treasury Note/Bond	5.000%	8/31/25	308,646	311,540
	United States Treasury Note/Bond	3.500%	9/15/25	280,045	275,932
	United States Treasury Note/Bond	0.250%	9/30/25	161,645	150,532
	United States Treasury Note/Bond	3.000%	9/30/25	169,516	165,622
	United States Treasury Note/Bond	5.000%	9/30/25	348,448	352,042
	United States Treasury Note/Bond	4.250%	10/15/25	224,055	223,670
	United States Treasury Note/Bond	0.250%	10/31/25	283,280	263,141
	United States Treasury Note/Bond	3.000%	10/31/25	145,692	142,300
	United States Treasury Note/Bond	5.000%	10/31/25	387,044	391,520
	United States Treasury Note/Bond	2.250%	11/15/25	406,320	391,337
	United States Treasury Note/Bond	4.500%	11/15/25	167,195	167,770
	United States Treasury Note/Bond	0.375%	11/30/25	298,715	277,385
	United States Treasury Note/Bond	2.875%	11/30/25	176,957	172,395
	United States Treasury Note/Bond	4.875%	11/30/25	375,616	379,548
	United States Treasury Note/Bond	4.000%	12/15/25	205,690	204,629
	United States Treasury Note/Bond	0.375%	12/31/25	170,415	157,953
	United States Treasury Note/Bond	2.625%	12/31/25	146,385	141,879
[1]	United States Treasury Note/Bond	4.250%	12/31/25	435,000	435,000
	United States Treasury Note/Bond	3.875%	1/15/26	186,737	185,336
	United States Treasury Note/Bond	0.375%	1/31/26	313,415	289,517
	United States Treasury Note/Bond	2.625%	1/31/26	113,870	110,294
	United States Treasury Note/Bond	1.625%	2/15/26	347,064	328,952
	United States Treasury Note/Bond	4.000%	2/15/26	238,379	237,336
	United States Treasury Note/Bond	6.000%	2/15/26	70,340	72,560
	United States Treasury Note/Bond	0.500%	2/28/26	404,199	373,505
	United States Treasury Note/Bond	2.500%	2/28/26	161,005	155,395
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.625%	3/15/26	209,930	211,800
United States Treasury Note/Bond	0.750%	3/31/26	297,255	275,890
United States Treasury Note/Bond	2.250%	3/31/26	179,650	172,352
United States Treasury Note/Bond	3.750%	4/15/26	283,301	280,734
United States Treasury Note/Bond	0.750%	4/30/26	261,563	241,987
United States Treasury Note/Bond	2.375%	4/30/26	119,475	114,808
United States Treasury Note/Bond	1.625%	5/15/26	332,838	314,064
United States Treasury Note/Bond	3.625%	5/15/26	207,141	204,778
United States Treasury Note/Bond	0.750%	5/31/26	428,095	395,185
United States Treasury Note/Bond	2.125%	5/31/26	124,611	119,003
United States Treasury Note/Bond	4.125%	6/15/26	163,100	163,100
United States Treasury Note/Bond	0.875%	6/30/26	306,504	283,468
United States Treasury Note/Bond	1.875%	6/30/26	176,699	167,533
United States Treasury Note/Bond	4.500%	7/15/26	94,683	95,600
United States Treasury Note/Bond	0.625%	7/31/26	347,723	318,493
United States Treasury Note/Bond	1.875%	7/31/26	187,095	176,980
United States Treasury Note/Bond	1.500%	8/15/26	354,515	331,804
United States Treasury Note/Bond	4.375%	8/15/26	253,485	255,307
United States Treasury Note/Bond	0.750%	8/31/26	364,010	333,809
United States Treasury Note/Bond	1.375%	8/31/26	111,475	103,916
United States Treasury Note/Bond	4.625%	9/15/26	80,045	81,171
United States Treasury Note/Bond	0.875%	9/30/26	345,510	317,437
United States Treasury Note/Bond	1.625%	9/30/26	97,915	91,826
United States Treasury Note/Bond	4.625%	10/15/26	141,020	143,157
United States Treasury Note/Bond	1.125%	10/31/26	332,247	306,601
United States Treasury Note/Bond	1.625%	10/31/26	131,575	123,187
United States Treasury Note/Bond	2.000%	11/15/26	311,892	294,933
United States Treasury Note/Bond	4.625%	11/15/26	201,050	204,286
United States Treasury Note/Bond	1.250%	11/30/26	357,195	330,294
United States Treasury Note/Bond	1.625%	11/30/26	140,779	131,584
United States Treasury Note/Bond	4.375%	12/15/26	106,345	107,442
United States Treasury Note/Bond	1.250%	12/31/26	304,755	281,375
United States Treasury Note/Bond	1.750%	12/31/26	140,155	131,352
United States Treasury Note/Bond	1.500%	1/31/27	439,120	407,696
United States Treasury Note/Bond	2.250%	2/15/27	269,380	255,743
United States Treasury Note/Bond	1.125%	2/28/27	54,305	49,757
United States Treasury Note/Bond	1.875%	2/28/27	291,529	273,400
United States Treasury Note/Bond	0.625%	3/31/27	140,000	125,869
United States Treasury Note/Bond	2.500%	3/31/27	336,000	321,195
United States Treasury Note/Bond	0.500%	4/30/27	213,770	190,890
United States Treasury Note/Bond	2.750%	4/30/27	371,094	357,062
United States Treasury Note/Bond	2.375%	5/15/27	387,615	368,174
United States Treasury Note/Bond	0.500%	5/31/27	234,220	208,602
United States Treasury Note/Bond	2.625%	5/31/27	346,453	331,728
United States Treasury Note/Bond	0.500%	6/30/27	212,960	189,168
United States Treasury Note/Bond	3.250%	6/30/27	313,110	306,065
United States Treasury Note/Bond	0.375%	7/31/27	301,715	266,169
United States Treasury Note/Bond	2.750%	7/31/27	306,267	294,064
United States Treasury Note/Bond	2.250%	8/15/27	305,115	287,762
United States Treasury Note/Bond	0.500%	8/31/27	305,755	270,211
United States Treasury Note/Bond	3.125%	8/31/27	238,427	231,796
United States Treasury Note/Bond	0.375%	9/30/27	329,000	288,595
United States Treasury Note/Bond	4.125%	9/30/27	330,710	332,984
United States Treasury Note/Bond	0.500%	10/31/27	340,000	298,987
United States Treasury Note/Bond	4.125%	10/31/27	285,269	287,186
United States Treasury Note/Bond	2.250%	11/15/27	317,500	298,599
United States Treasury Note/Bond	0.625%	11/30/27	365,000	321,827
United States Treasury Note/Bond	3.875%	11/30/27	338,630	338,048
7

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.625%	12/31/27	344,900	303,296
	United States Treasury Note/Bond	3.875%	12/31/27	306,062	305,727
	United States Treasury Note/Bond	0.750%	1/31/28	388,550	342,653
	United States Treasury Note/Bond	3.500%	1/31/28	279,807	275,566
	United States Treasury Note/Bond	2.750%	2/15/28	425,000	406,273
	United States Treasury Note/Bond	1.125%	2/29/28	489,179	437,509
	United States Treasury Note/Bond	4.000%	2/29/28	307,560	308,713
	United States Treasury Note/Bond	1.250%	3/31/28	375,150	336,463
	United States Treasury Note/Bond	3.625%	3/31/28	253,226	250,535
	United States Treasury Note/Bond	1.250%	4/30/28	378,151	338,681
	United States Treasury Note/Bond	3.500%	4/30/28	292,947	288,461
	United States Treasury Note/Bond	2.875%	5/15/28	360,650	345,999
	United States Treasury Note/Bond	1.250%	5/31/28	318,000	284,262
	United States Treasury Note/Bond	3.625%	5/31/28	87,568	86,692
	United States Treasury Note/Bond	1.250%	6/30/28	378,505	337,697
	United States Treasury Note/Bond	4.000%	6/30/28	173,271	174,164
	United States Treasury Note/Bond	1.000%	7/31/28	372,140	327,425
	United States Treasury Note/Bond	4.125%	7/31/28	245,347	247,992
	United States Treasury Note/Bond	2.875%	8/15/28	362,678	347,151
	United States Treasury Note/Bond	1.125%	8/31/28	390,000	344,480
	United States Treasury Note/Bond	4.375%	8/31/28	249,538	254,997
	United States Treasury Note/Bond	1.250%	9/30/28	378,569	335,625
	United States Treasury Note/Bond	4.625%	9/30/28	298,564	308,361
	United States Treasury Note/Bond	1.375%	10/31/28	345,760	307,888
	United States Treasury Note/Bond	4.875%	10/31/28	110,008	114,890
	United States Treasury Note/Bond	3.125%	11/15/28	296,800	286,876
	United States Treasury Note/Bond	5.250%	11/15/28	48,185	51,001
	United States Treasury Note/Bond	1.500%	11/30/28	225,000	201,234
	United States Treasury Note/Bond	4.375%	11/30/28	729,843	747,291
	United States Treasury Note/Bond	1.375%	12/31/28	25,000	22,191
[1]	United States Treasury Note/Bond	3.750%	12/31/28	760,730	757,639
					37,372,490
Agency Bonds and Notes (1.5%)
[2]	AID-Jordan	3.000%	6/30/25	4,675	4,545
	Federal Farm Credit Banks	1.125%	1/6/25	8,610	8,297
	Federal Farm Credit Banks	4.500%	1/10/25	7,317	7,291
	Federal Farm Credit Banks	1.750%	2/14/25	12,040	11,655
	Federal Farm Credit Banks	2.510%	4/1/25	7,200	7,023
	Federal Farm Credit Banks	4.250%	9/30/25	12,000	11,965
	Federal Farm Credit Banks	5.125%	10/10/25	19,525	19,766
	Federal Farm Credit Banks	5.125%	10/20/25	11,500	11,640
	Federal Farm Credit Banks	4.000%	1/13/26	7,400	7,357
	Federal Farm Credit Banks	3.875%	2/2/26	4,550	4,514
	Federal Farm Credit Banks	4.750%	3/9/26	7,100	7,174
	Federal Farm Credit Banks	4.875%	4/20/26	20,000	20,283
	Federal Farm Credit Banks	4.375%	6/23/26	21,175	21,251
	Federal Farm Credit Banks	4.375%	7/6/26	20,000	20,097
	Federal Farm Credit Banks	4.625%	7/17/26	20,000	20,217
	Federal Farm Credit Banks	5.000%	7/30/26	11,950	12,193
	Federal Farm Credit Banks	4.500%	8/14/26	7,000	7,062
	Federal Farm Credit Banks	4.625%	11/15/27	4,500	4,603
	Federal Farm Credit Banks	4.500%	9/22/28	13,731	14,070
	Federal Home Loan Banks	5.000%	2/28/25	8,245	8,270
	Federal Home Loan Banks	0.500%	4/14/25	28,919	27,475
	Federal Home Loan Banks	4.625%	6/6/25	15,975	15,997
[3]	Federal Home Loan Banks	4.000%	8/28/25	275	271
	Federal Home Loan Banks	0.375%	9/4/25	14,900	13,948
	Federal Home Loan Banks	4.875%	9/12/25	20,000	20,145
	Federal Home Loan Banks	4.375%	6/12/26	7,125	7,152
	Federal Home Loan Banks	1.875%	9/11/26	35,000	33,016
	Federal Home Loan Banks	4.625%	9/11/26	41,815	42,344
	Federal Home Loan Banks	4.625%	11/17/26	28,150	28,545
	Federal Home Loan Banks	1.250%	12/21/26	34,705	31,966
	Federal Home Loan Banks	4.250%	12/10/27	1,760	1,778
	Federal Home Loan Banks	4.000%	6/30/28	38,600	38,726
	Federal Home Loan Banks	4.375%	9/8/28	14,995	15,277
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	10,355	9,998
[3,4]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	44,625	41,932
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	52,660	49,192
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	54,700	52,973
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	35,700	33,939
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	21,175	19,989
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	45,300	42,419
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	45,575	42,492
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	28,120	26,835
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	32,965	31,089
	Tennessee Valley Authority	0.750%	5/15/25	7,050	6,686
[3]	Tennessee Valley Authority	6.750%	11/1/25	6,830	7,099
[3]	Tennessee Valley Authority	2.875%	2/1/27	12,000	11,556
	Tennessee Valley Authority	3.875%	3/15/28	10,675	10,628
					892,740
Total U.S. Government and Agency Obligations (Cost $39,207,681)					38,265,230
Corporate Bonds (26.9%)
Communications (1.5%)
	Alphabet Inc.	0.450%	8/15/25	10,155	9,532
	Alphabet Inc.	1.998%	8/15/26	13,737	12,973
	Alphabet Inc.	0.800%	8/15/27	6,223	5,563
	AT&T Inc.	5.539%	2/20/26	10,000	10,007
	AT&T Inc.	1.700%	3/25/26	18,290	17,111
	AT&T Inc.	3.800%	2/15/27	7,268	7,092
	AT&T Inc.	4.250%	3/1/27	13,781	13,634
	AT&T Inc.	2.300%	6/1/27	18,740	17,403
	AT&T Inc.	1.650%	2/1/28	16,843	14,999
[3]	AT&T Inc.	4.100%	2/15/28	8,330	8,145
	Baidu Inc.	3.075%	4/7/25	5,417	5,273
	Baidu Inc.	4.125%	6/30/25	3,965	3,900
	Baidu Inc.	1.720%	4/9/26	3,317	3,079
	Baidu Inc.	1.625%	2/23/27	2,680	2,426
	Baidu Inc.	3.625%	7/6/27	5,460	5,236
	Baidu Inc.	4.375%	3/29/28	3,300	3,239
	Booking Holdings Inc.	3.650%	3/15/25	8,304	8,178
	Booking Holdings Inc.	3.600%	6/1/26	11,237	11,021
	Booking Holdings Inc.	3.550%	3/15/28	3,790	3,658
	Charter Communications Operating LLC	4.908%	7/23/25	29,897	29,618
	Charter Communications Operating LLC	6.150%	11/10/26	5,230	5,350
	Charter Communications Operating LLC	3.750%	2/15/28	14,255	13,468
	Comcast Corp.	3.375%	8/15/25	4,749	4,642
	Comcast Corp.	3.950%	10/15/25	25,428	25,100
	Comcast Corp.	3.150%	3/1/26	15,759	15,299
	Comcast Corp.	2.350%	1/15/27	13,914	13,074
	Comcast Corp.	3.300%	2/1/27	10,751	10,379
	Comcast Corp.	3.300%	4/1/27	5,599	5,390
	Comcast Corp.	3.150%	2/15/28	13,785	13,145
	Comcast Corp.	3.550%	5/1/28	7,294	7,041
	Comcast Corp.	4.150%	10/15/28	24,892	24,547
	Discovery Communications LLC	3.450%	3/15/25	3,952	3,851
	Discovery Communications LLC	3.950%	6/15/25	4,839	4,726
	Discovery Communications LLC	4.900%	3/11/26	8,733	8,713
	Discovery Communications LLC	3.950%	3/20/28	11,330	10,792
	Electronic Arts Inc.	4.800%	3/1/26	2,885	2,890
	Expedia Group Inc.	5.000%	2/15/26	8,968	8,970
	Expedia Group Inc.	4.625%	8/1/27	6,467	6,449
	FactSet Research Systems Inc.	2.900%	3/1/27	2,600	2,448
	Fox Corp.	3.050%	4/7/25	5,738	5,587
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,414	2,388
	Meta Platforms Inc.	3.500%	8/15/27	19,570	19,048

8

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.600%	5/15/28	10,705	10,870
	Netflix Inc.	4.375%	11/15/26	5,241	5,216
	Netflix Inc.	4.875%	4/15/28	9,738	9,857
	Netflix Inc.	5.875%	11/15/28	11,908	12,579
	Omnicom Group Inc.	3.600%	4/15/26	9,935	9,684
	Paramount Global	2.900%	1/15/27	5,160	4,780
	Paramount Global	3.700%	6/1/28	3,550	3,279
	Rogers Communications Inc.	2.950%	3/15/25	2,895	2,814
	Rogers Communications Inc.	3.625%	12/15/25	5,346	5,192
	Rogers Communications Inc.	2.900%	11/15/26	3,692	3,503
	Rogers Communications Inc.	3.200%	3/15/27	4,915	4,690
	Sprint Capital Corp.	6.875%	11/15/28	15,048	16,313
	Sprint LLC	7.625%	2/15/25	8,127	8,271
	Take-Two Interactive Software Inc.	3.550%	4/14/25	5,275	5,166
	Take-Two Interactive Software Inc.	5.000%	3/28/26	5,025	5,042
	Take-Two Interactive Software Inc.	3.700%	4/14/27	2,998	2,904
	Take-Two Interactive Software Inc.	4.950%	3/28/28	3,565	3,594
	TCI Communications Inc.	7.875%	2/15/26	3,960	4,205
	Telefonica Emisiones SA	4.103%	3/8/27	5,186	5,083
	TELUS Corp.	2.800%	2/16/27	5,480	5,166
	Thomson Reuters Corp.	3.350%	5/15/26	2,885	2,777
	T-Mobile USA Inc.	3.500%	4/15/25	18,036	17,663
	T-Mobile USA Inc.	1.500%	2/15/26	5,310	4,946
	T-Mobile USA Inc.	2.250%	2/15/26	947	898
	T-Mobile USA Inc.	2.625%	4/15/26	12,142	11,553
	T-Mobile USA Inc.	3.750%	4/15/27	31,757	30,817
	T-Mobile USA Inc.	5.375%	4/15/27	3,011	3,022
	T-Mobile USA Inc.	4.750%	2/1/28	9,561	9,524
	T-Mobile USA Inc.	2.050%	2/15/28	18,490	16,688
	T-Mobile USA Inc.	4.950%	3/15/28	4,240	4,305
	T-Mobile USA Inc.	4.800%	7/15/28	4,565	4,602
[3]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	7,968	7,761
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	6,261	6,056
[3]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	4,732	4,429
	Verizon Communications Inc.	3.376%	2/15/25	10,355	10,164
	Verizon Communications Inc.	0.850%	11/20/25	13,691	12,729
	Verizon Communications Inc.	1.450%	3/20/26	10,450	9,733
	Verizon Communications Inc.	2.625%	8/15/26	8,209	7,821
	Verizon Communications Inc.	4.125%	3/16/27	21,486	21,180
	Verizon Communications Inc.	3.000%	3/22/27	7,247	6,891
	Verizon Communications Inc.	2.100%	3/22/28	20,915	18,908
	Verizon Communications Inc.	4.329%	9/21/28	26,974	26,697
	Vodafone Group plc	4.125%	5/30/25	11,484	11,342
	Vodafone Group plc	4.375%	5/30/28	4,527	4,520
	Walt Disney Co.	3.350%	3/24/25	15,809	15,520
	Walt Disney Co.	3.700%	10/15/25	4,368	4,293
	Walt Disney Co.	1.750%	1/13/26	4,718	4,465
	Walt Disney Co.	3.375%	11/15/26	3,857	3,745
	Walt Disney Co.	2.200%	1/13/28	6,000	5,556
	Warnermedia Holdings Inc.	3.638%	3/15/25	16,305	15,962
	Warnermedia Holdings Inc.	3.788%	3/15/25	5,565	5,450
	Warnermedia Holdings Inc.	3.755%	3/15/27	26,832	25,717
					869,326
Consumer Discretionary (1.9%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	16,780	15,908
	Amazon.com Inc.	0.800%	6/3/25	11,056	10,479
	Amazon.com Inc.	4.600%	12/1/25	11,202	11,242
	Amazon.com Inc.	5.200%	12/3/25	3,979	4,028
	Amazon.com Inc.	1.000%	5/12/26	4,890	4,519
	Amazon.com Inc.	3.300%	4/13/27	35,949	34,910
	Amazon.com Inc.	3.150%	8/22/27	13,828	13,289
	Amazon.com Inc.	4.550%	12/1/27	15,035	15,256
	Amazon.com Inc.	1.650%	5/12/28	5,435	4,894
[3]	American Honda Finance Corp.	1.200%	7/8/25	4,880	4,629
[3]	American Honda Finance Corp.	1.000%	9/10/25	5,248	4,935
[3]	American Honda Finance Corp.	5.250%	7/7/26	7,865	8,005
[3]	American Honda Finance Corp.	2.300%	9/9/26	3,791	3,586
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	American Honda Finance Corp.	2.350%	1/8/27	1,404	1,319
[3]	American Honda Finance Corp.	2.000%	3/24/28	6,275	5,689
[3]	American Honda Finance Corp.	5.125%	7/7/28	7,255	7,485
	American Honda Finance Corp.	5.650%	11/15/28	4,130	4,324
	Aptiv plc	2.396%	2/18/25	4,522	4,373
	AutoNation Inc.	4.500%	10/1/25	3,229	3,163
	AutoNation Inc.	3.800%	11/15/27	3,630	3,408
	AutoZone Inc.	3.250%	4/15/25	880	859
	AutoZone Inc.	3.625%	4/15/25	5,501	5,402
	AutoZone Inc.	3.125%	4/21/26	4,662	4,486
	AutoZone Inc.	5.050%	7/15/26	4,000	4,022
	AutoZone Inc.	3.750%	6/1/27	5,884	5,715
	AutoZone Inc.	4.500%	2/1/28	4,180	4,157
	AutoZone Inc.	6.250%	11/1/28	3,110	3,306
	BorgWarner Inc.	2.650%	7/1/27	8,545	7,922
	Darden Restaurants Inc.	3.850%	5/1/27	4,330	4,190
	DR Horton Inc.	2.600%	10/15/25	5,700	5,466
	DR Horton Inc.	1.400%	10/15/27	2,125	1,892
	eBay Inc.	1.900%	3/11/25	6,650	6,395
	eBay Inc.	5.900%	11/22/25	3,915	3,982
	eBay Inc.	1.400%	5/10/26	4,980	4,614
	eBay Inc.	3.600%	6/5/27	4,982	4,821
	eBay Inc.	5.950%	11/22/27	4,675	4,884
	Ford Motor Credit Co. LLC	4.687%	6/9/25	150	147
	Ford Motor Credit Co. LLC	5.125%	6/16/25	5,000	4,940
	Ford Motor Credit Co. LLC	4.134%	8/4/25	7,143	6,945
[3]	Ford Motor Credit Co. LLC	4.389%	1/8/26	150	146
	Ford Motor Credit Co. LLC	4.542%	8/1/26	5,784	5,606
	Ford Motor Credit Co. LLC	2.700%	8/10/26	7,104	6,581
	Ford Motor Credit Co. LLC	4.271%	1/9/27	12,880	12,364
	Ford Motor Credit Co. LLC	4.950%	5/28/27	4,247	4,146
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,348	11,706
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,409	1,315
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,818	2,969
	Ford Motor Credit Co. LLC	2.900%	2/16/28	4,670	4,192
	Ford Motor Credit Co. LLC	6.800%	5/12/28	2,878	3,006
	Ford Motor Credit Co. LLC	6.798%	11/7/28	10,047	10,513
	Ford Motor Credit Co. LLC	2.900%	2/10/29	6,201	5,434
	Ford Motor Credit Co. LLC	5.113%	5/3/29	10,744	10,456
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,517	4,444
	General Motors Co.	4.000%	4/1/25	4,857	4,774
	General Motors Co.	6.125%	10/1/25	20,154	20,414
	General Motors Co.	6.800%	10/1/27	8,325	8,831
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,900	9,738
	General Motors Financial Co. Inc.	2.900%	2/26/25	15,415	14,963
	General Motors Financial Co. Inc.	3.800%	4/7/25	5,988	5,868
	General Motors Financial Co. Inc.	4.350%	4/9/25	4,257	4,197
	General Motors Financial Co. Inc.	2.750%	6/20/25	4,990	4,802
	General Motors Financial Co. Inc.	4.300%	7/13/25	4,816	4,738
	General Motors Financial Co. Inc.	1.250%	1/8/26	9,553	8,840
	General Motors Financial Co. Inc.	5.250%	3/1/26	14,115	14,127
	General Motors Financial Co. Inc.	5.400%	4/6/26	7,475	7,527
	General Motors Financial Co. Inc.	1.500%	6/10/26	9,855	9,035
	General Motors Financial Co. Inc.	4.000%	10/6/26	11,528	11,218
	General Motors Financial Co. Inc.	4.350%	1/17/27	13,046	12,791
	General Motors Financial Co. Inc.	2.350%	2/26/27	5,005	4,610
	General Motors Financial Co. Inc.	5.000%	4/9/27	14,873	14,850
	General Motors Financial Co. Inc.	2.700%	8/20/27	5,688	5,246
	General Motors Financial Co. Inc.	6.000%	1/9/28	12,825	13,268
	General Motors Financial Co. Inc.	5.800%	6/23/28	19,045	19,579
	General Motors Financial Co. Inc.	2.400%	10/15/28	3,968	3,526
	General Motors Financial Co. Inc.	5.800%	1/7/29	6,000	6,147
	Genuine Parts Co.	1.750%	2/1/25	1,923	1,849
	GXO Logistics Inc.	1.650%	7/15/26	4,370	3,950
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	200	193
	Harley-Davidson Inc.	3.500%	7/28/25	4,049	3,932

9

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hasbro Inc.	3.550%	11/19/26	9,603	9,107
	Home Depot Inc.	2.700%	4/15/25	3,285	3,207
	Home Depot Inc.	3.350%	9/15/25	10,642	10,440
	Home Depot Inc.	4.000%	9/15/25	1,750	1,735
	Home Depot Inc.	3.000%	4/1/26	8,687	8,423
	Home Depot Inc.	2.125%	9/15/26	4,645	4,374
	Home Depot Inc.	4.950%	9/30/26	3,000	3,042
	Home Depot Inc.	2.500%	4/15/27	4,952	4,672
	Home Depot Inc.	2.875%	4/15/27	7,395	7,072
	Home Depot Inc.	2.800%	9/14/27	4,901	4,662
	Home Depot Inc.	1.500%	9/15/28	6,500	5,764
	Home Depot Inc.	3.900%	12/6/28	7,000	6,900
	Home Depot Inc.	4.900%	4/15/29	4,000	4,112
	Honda Motor Co. Ltd.	2.271%	3/10/25	8,515	8,256
	Honda Motor Co. Ltd.	2.534%	3/10/27	16,078	15,176
	Hyatt Hotels Corp.	5.375%	4/23/25	4,416	4,420
	Hyatt Hotels Corp.	4.850%	3/15/26	4,462	4,426
	Hyatt Hotels Corp.	5.750%	1/30/27	2,000	2,044
	JD.com Inc.	3.875%	4/29/26	4,439	4,324
	Leggett & Platt Inc.	3.500%	11/15/27	3,638	3,435
	Leland Stanford Junior University	1.289%	6/1/27	3,271	2,955
	Lennar Corp.	4.750%	5/30/25	5,917	5,883
	Lennar Corp.	5.250%	6/1/26	1,457	1,463
	Lennar Corp.	4.750%	11/29/27	5,230	5,230
	Lowe's Cos. Inc.	4.000%	4/15/25	5,164	5,096
	Lowe's Cos. Inc.	4.400%	9/8/25	4,415	4,386
	Lowe's Cos. Inc.	3.375%	9/15/25	9,328	9,105
	Lowe's Cos. Inc.	2.500%	4/15/26	8,738	8,325
	Lowe's Cos. Inc.	3.350%	4/1/27	9,286	8,951
	Lowe's Cos. Inc.	3.100%	5/3/27	13,742	13,172
	Lowe's Cos. Inc.	1.300%	4/15/28	4,788	4,207
	Lowe's Cos. Inc.	1.700%	9/15/28	6,500	5,751
	Magna International Inc.	4.150%	10/1/25	2,186	2,153
	Marriott International Inc.	3.750%	3/15/25	2,813	2,765
[3]	Marriott International Inc.	5.750%	5/1/25	2,408	2,423
	Marriott International Inc.	3.750%	10/1/25	5,037	4,918
[3]	Marriott International Inc.	3.125%	6/15/26	4,049	3,888
	Marriott International Inc.	5.000%	10/15/27	5,230	5,295
[3]	Marriott International Inc.	4.000%	4/15/28	5,045	4,885
[3]	McDonald's Corp.	3.375%	5/26/25	5,340	5,236
[3]	McDonald's Corp.	3.300%	7/1/25	9,953	9,731
[3]	McDonald's Corp.	1.450%	9/1/25	6,836	6,474
[3]	McDonald's Corp.	3.700%	1/30/26	4,116	4,048
[3]	McDonald's Corp.	3.500%	3/1/27	10,976	10,686
[3]	McDonald's Corp.	3.800%	4/1/28	7,475	7,292
	McDonald's Corp.	4.800%	8/14/28	9,000	9,168
	Mohawk Industries Inc.	5.850%	9/18/28	3,060	3,172
	NIKE Inc.	2.400%	3/27/25	4,444	4,321
	NIKE Inc.	2.750%	3/27/27	5,452	5,199
	O'Reilly Automotive Inc.	3.550%	3/15/26	3,505	3,405
	O'Reilly Automotive Inc.	5.750%	11/20/26	2,115	2,166
	O'Reilly Automotive Inc.	3.600%	9/1/27	2,320	2,238
	Owens Corning	4.200%	12/1/24	3,643	3,599
	Owens Corning	3.400%	8/15/26	3,141	3,028
	PulteGroup Inc.	5.500%	3/1/26	4,979	5,045
	PulteGroup Inc.	5.000%	1/15/27	2,265	2,278
	PVH Corp.	4.625%	7/10/25	4,335	4,265
	Ralph Lauren Corp.	3.750%	9/15/25	3,506	3,435
	Ross Stores Inc.	4.600%	4/15/25	5,304	5,264
	Ross Stores Inc.	0.875%	4/15/26	7,830	7,175
	Sands China Ltd.	5.375%	8/8/25	11,825	11,650
	Sands China Ltd.	4.300%	1/8/26	5,275	5,068
	Sands China Ltd.	2.550%	3/8/27	4,625	4,193
	Sands China Ltd.	5.650%	8/8/28	12,176	12,009
	Snap-on Inc.	3.250%	3/1/27	1,956	1,889
	Stanley Black & Decker Inc.	3.400%	3/1/26	5,725	5,538
[3]	Stanley Black & Decker Inc.	4.000%	3/15/60	4,238	3,542
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	3.800%	8/15/25	5,244	5,150
	Starbucks Corp.	4.750%	2/15/26	5,080	5,102
	Starbucks Corp.	2.450%	6/15/26	282	268
	Starbucks Corp.	2.000%	3/12/27	2,930	2,716
	Tapestry Inc.	7.050%	11/27/25	1,325	1,356
	Tapestry Inc.	7.000%	11/27/26	1,690	1,753
	Tapestry Inc.	7.350%	11/27/28	6,839	7,178
	TJX Cos. Inc.	2.250%	9/15/26	4,786	4,540
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,846	3,818
	Toll Brothers Finance Corp.	4.350%	2/15/28	4,190	4,095
	Toyota Motor Corp.	1.339%	3/25/26	10,199	9,508
	Toyota Motor Corp.	5.275%	7/13/26	3,500	3,563
	Toyota Motor Corp.	5.118%	7/13/28	6,000	6,225
	Toyota Motor Credit Corp.	4.800%	1/10/25	5,025	5,026
[3]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,300	8,010
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	21,436	20,731
[3]	Toyota Motor Credit Corp.	3.000%	4/1/25	7,747	7,576
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,254	5,194
[3]	Toyota Motor Credit Corp.	0.800%	10/16/25	5,995	5,606
	Toyota Motor Credit Corp.	5.400%	11/10/25	6,097	6,194
[3]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,169	5,725
	Toyota Motor Credit Corp.	4.450%	5/18/26	5,865	5,856
[3]	Toyota Motor Credit Corp.	1.125%	6/18/26	10,031	9,263
[3]	Toyota Motor Credit Corp.	5.000%	8/14/26	3,500	3,543
	Toyota Motor Credit Corp.	5.400%	11/20/26	5,000	5,121
[3]	Toyota Motor Credit Corp.	1.900%	1/13/27	1,215	1,127
[3]	Toyota Motor Credit Corp.	3.050%	3/22/27	7,625	7,308
[3]	Toyota Motor Credit Corp.	1.150%	8/13/27	5,210	4,654
[3]	Toyota Motor Credit Corp.	4.550%	9/20/27	4,999	5,040
	Toyota Motor Credit Corp.	5.450%	11/10/27	4,895	5,076
	Toyota Motor Credit Corp.	4.625%	1/12/28	4,960	5,025
[3]	Toyota Motor Credit Corp.	1.900%	4/6/28	6,500	5,901
[3]	Toyota Motor Credit Corp.	5.250%	9/11/28	5,000	5,183
	VF Corp.	2.400%	4/23/25	4,196	4,008
	VF Corp.	2.800%	4/23/27	3,780	3,469
	Whirlpool Corp.	3.700%	5/1/25	1,905	1,862
[3]	Yale University	0.873%	4/15/25	4,516	4,290
					1,115,093
Consumer Staples (1.5%)
	Altria Group Inc.	2.350%	5/6/25	5,312	5,124
	Altria Group Inc.	4.400%	2/14/26	10,862	10,762
	Altria Group Inc.	6.200%	11/1/28	3,000	3,150
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	6,526	6,405
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	19,536	19,309
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,225	4,296
	Archer-Daniels-Midland Co.	2.500%	8/11/26	3,271	3,115
	Avery Dennison Corp.	4.875%	12/6/28	8,388	8,494
	BAT Capital Corp.	2.789%	9/6/24	12,595	12,337
	BAT Capital Corp.	3.215%	9/6/26	3,926	3,757
	BAT Capital Corp.	4.700%	4/2/27	1,634	1,617
	BAT Capital Corp.	3.557%	8/15/27	6,750	6,447
	BAT Capital Corp.	2.259%	3/25/28	5,565	4,978
	BAT International Finance plc	1.668%	3/25/26	14,552	13,515
	BAT International Finance plc	4.448%	3/16/28	7,505	7,389
	BAT International Finance plc	5.931%	2/2/29	5,525	5,743
	Brown-Forman Corp.	3.500%	4/15/25	2,565	2,517
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	4,108	3,882
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	4,809	4,616
	Campbell Soup Co.	3.950%	3/15/25	4,685	4,613
	Campbell Soup Co.	3.300%	3/19/25	3,920	3,826
	Campbell Soup Co.	4.150%	3/15/28	7,500	7,349
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,095	2,964
	Clorox Co.	3.100%	10/1/27	2,134	2,017
	Clorox Co.	4.400%	5/1/29	4,975	4,926
	Coca-Cola Co.	3.375%	3/25/27	12,616	12,327

10

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Coca-Cola Co.	1.450%	6/1/27	7,406	6,769
Coca-Cola Consolidated Inc.	3.800%	11/25/25	3,095	3,027
Colgate-Palmolive Co.	4.800%	3/2/26	5,270	5,338
Colgate-Palmolive Co.	3.100%	8/15/27	7,525	7,264
Colgate-Palmolive Co.	4.600%	3/1/28	5,230	5,362
Conagra Brands Inc.	4.600%	11/1/25	8,828	8,750
Conagra Brands Inc.	4.850%	11/1/28	10,000	9,995
Constellation Brands Inc.	4.400%	11/15/25	5,445	5,383
Constellation Brands Inc.	4.750%	12/1/25	4,267	4,247
Constellation Brands Inc.	5.000%	2/2/26	3,000	2,999
Constellation Brands Inc.	3.700%	12/6/26	6,558	6,394
Constellation Brands Inc.	4.350%	5/9/27	4,458	4,422
Constellation Brands Inc.	3.600%	2/15/28	5,757	5,529
Constellation Brands Inc.	4.650%	11/15/28	9,975	9,992
Costco Wholesale Corp.	3.000%	5/18/27	5,085	4,896
Costco Wholesale Corp.	1.375%	6/20/27	13,810	12,540
Diageo Capital plc	1.375%	9/29/25	5,339	5,046
Diageo Capital plc	5.300%	10/24/27	9,975	10,303
Diageo Capital plc	3.875%	5/18/28	1,073	1,050
Diageo Capital plc	2.375%	10/24/29	4,975	4,484
Dollar General Corp.	4.150%	11/1/25	5,804	5,711
Dollar General Corp.	3.875%	4/15/27	5,009	4,857
Dollar General Corp.	4.625%	11/1/27	2,850	2,832
Dollar General Corp.	4.125%	5/1/28	3,919	3,835
Dollar General Corp.	5.200%	7/5/28	1,975	2,003
Dollar Tree Inc.	4.000%	5/15/25	7,904	7,764
Dollar Tree Inc.	4.200%	5/15/28	9,000	8,807
Estee Lauder Cos. Inc.	2.000%	12/1/24	1,721	1,672
Estee Lauder Cos. Inc.	3.150%	3/15/27	3,620	3,469
Estee Lauder Cos. Inc.	4.375%	5/15/28	4,245	4,242
General Mills Inc.	4.000%	4/17/25	3,421	3,380
General Mills Inc.	3.200%	2/10/27	7,500	7,180
General Mills Inc.	4.200%	4/17/28	7,477	7,379
Haleon UK Capital plc	3.125%	3/24/25	5,838	5,701
Haleon US Capital LLC	3.375%	3/24/27	15,414	14,834
Haleon US Capital LLC	3.375%	3/24/29	3,969	3,756
Hershey Co.	0.900%	6/1/25	4,632	4,391
Hershey Co.	3.200%	8/21/25	697	682
Hershey Co.	2.300%	8/15/26	3,825	3,630
Hershey Co.	4.250%	5/4/28	1,340	1,342
Hormel Foods Corp.	1.700%	6/3/28	4,595	4,136
Ingredion Inc.	3.200%	10/1/26	4,227	4,045
J M Smucker Co.	3.500%	3/15/25	10,705	10,502
J M Smucker Co.	3.375%	12/15/27	3,475	3,305
J M Smucker Co.	5.900%	11/15/28	2,505	2,638
JBS USA LUX SA	2.500%	1/15/27	4,785	4,404
Kellanova	3.250%	4/1/26	3,681	3,569
Kenvue Inc.	5.500%	3/22/25	3,549	3,579
Kenvue Inc.	5.350%	3/22/26	4,010	4,079
Kenvue Inc.	5.050%	3/22/28	9,000	9,221
Keurig Dr Pepper Inc.	4.417%	5/25/25	3,221	3,189
Keurig Dr Pepper Inc.	3.400%	11/15/25	2,669	2,595
Keurig Dr Pepper Inc.	2.550%	9/15/26	914	864
Keurig Dr Pepper Inc.	3.430%	6/15/27	4,872	4,696
Keurig Dr Pepper Inc.	4.597%	5/25/28	13,300	13,323
Kimberly-Clark Corp.	3.050%	8/15/25	2,065	2,012
Kimberly-Clark Corp.	2.750%	2/15/26	2,946	2,848
Kraft Heinz Foods Co.	3.000%	6/1/26	9,710	9,334
Kraft Heinz Foods Co.	3.875%	5/15/27	19,754	19,378
Kroger Co.	3.500%	2/1/26	2,002	1,950
Kroger Co.	2.650%	10/15/26	4,989	4,718
Kroger Co.	3.700%	8/1/27	2,634	2,552
McCormick & Co. Inc.	0.900%	2/15/26	4,563	4,203
McCormick & Co. Inc.	3.400%	8/15/27	4,975	4,753
Mead Johnson Nutrition Co.	4.125%	11/15/25	10,947	10,799
Molson Coors Beverage Co.	3.000%	7/15/26	13,344	12,777
Mondelez International Inc.	1.500%	5/4/25	4,930	4,702
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mondelez International Inc.	2.625%	3/17/27	9,280	8,750
	PepsiCo Inc.	2.250%	3/19/25	7,812	7,592
	PepsiCo Inc.	2.750%	4/30/25	7,503	7,312
	PepsiCo Inc.	3.500%	7/17/25	8,143	8,012
	PepsiCo Inc.	5.250%	11/10/25	3,000	3,047
	PepsiCo Inc.	2.850%	2/24/26	5,241	5,068
	PepsiCo Inc.	2.375%	10/6/26	6,056	5,756
	PepsiCo Inc.	5.125%	11/10/26	2,105	2,150
	PepsiCo Inc.	2.625%	3/19/27	9,521	9,037
	PepsiCo Inc.	3.000%	10/15/27	11,800	11,343
	PepsiCo Inc.	3.600%	2/18/28	565	553
	PepsiCo Inc.	4.450%	5/15/28	4,080	4,157
	Philip Morris International Inc.	1.500%	5/1/25	8,787	8,401
	Philip Morris International Inc.	3.375%	8/11/25	6,427	6,275
	Philip Morris International Inc.	5.000%	11/17/25	6,539	6,569
	Philip Morris International Inc.	4.875%	2/13/26	3,100	3,109
	Philip Morris International Inc.	2.750%	2/25/26	8,140	7,802
	Philip Morris International Inc.	0.875%	5/1/26	2,926	2,681
	Philip Morris International Inc.	5.125%	11/17/27	15,285	15,559
	Philip Morris International Inc.	4.875%	2/15/28	19,890	20,119
	Procter & Gamble Co.	0.550%	10/29/25	4,764	4,452
	Procter & Gamble Co.	2.700%	2/2/26	2,516	2,432
	Procter & Gamble Co.	2.450%	11/3/26	3,550	3,391
	Procter & Gamble Co.	2.800%	3/25/27	11,559	11,072
	Procter & Gamble Co.	2.850%	8/11/27	4,575	4,382
	Procter & Gamble Co.	3.950%	1/26/28	4,755	4,748
	Reynolds American Inc.	4.450%	6/12/25	16,887	16,693
	Sysco Corp.	3.750%	10/1/25	8,411	8,224
	Sysco Corp.	3.300%	7/15/26	3,611	3,488
	Sysco Corp.	5.750%	1/17/29	7,500	7,824
	Target Corp.	2.250%	4/15/25	4,548	4,412
	Target Corp.	2.500%	4/15/26	5,887	5,669
	Target Corp.	1.950%	1/15/27	4,935	4,605
	Tyson Foods Inc.	4.000%	3/1/26	10,865	10,660
	Unilever Capital Corp.	3.375%	3/22/25	3,008	2,958
	Unilever Capital Corp.	3.100%	7/30/25	4,940	4,850
	Unilever Capital Corp.	2.000%	7/28/26	6,372	6,004
	Unilever Capital Corp.	3.500%	3/22/28	4,975	4,825
	Unilever Capital Corp.	4.875%	9/8/28	8,475	8,716
	Walmart Inc.	3.550%	6/26/25	6,893	6,800
	Walmart Inc.	3.900%	9/9/25	7,490	7,423
	Walmart Inc.	4.000%	4/15/26	1,500	1,492
	Walmart Inc.	3.050%	7/8/26	3,779	3,666
	Walmart Inc.	1.050%	9/17/26	6,960	6,402
	Walmart Inc.	3.950%	9/9/27	7,255	7,214
	Walmart Inc.	3.900%	4/15/28	5,370	5,321
	Walmart Inc.	3.700%	6/26/28	10,770	10,638
	Walmart Inc.	1.500%	9/22/28	8,525	7,619
					860,175
Energy (1.5%)
	Apache Corp.	4.375%	10/15/28	1,375	1,303
	Baker Hughes Holdings LLC	2.061%	12/15/26	1,260	1,179
	Baker Hughes Holdings LLC	3.337%	12/15/27	3,729	3,568
	Boardwalk Pipelines LP	5.950%	6/1/26	7,480	7,583
	Boardwalk Pipelines LP	4.450%	7/15/27	641	628
	BP Capital Markets America Inc.	3.796%	9/21/25	6,307	6,222
	BP Capital Markets America Inc.	3.410%	2/11/26	6,677	6,522
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	11,549	11,175
[3]	BP Capital Markets America Inc.	3.017%	1/16/27	9,329	8,936
	BP Capital Markets America Inc.	3.543%	4/6/27	5,874	5,715
[3]	BP Capital Markets America Inc.	3.588%	4/14/27	6,113	5,932
	BP Capital Markets America Inc.	3.937%	9/21/28	6,513	6,381
	BP Capital Markets America Inc.	4.234%	11/6/28	15,220	15,137
	BP Capital Markets plc	3.279%	9/19/27	2,637	2,537
	BP Capital Markets plc	3.723%	11/28/28	4,331	4,204
	Canadian Natural Resources Ltd.	3.900%	2/1/25	5,189	5,105
	Canadian Natural Resources Ltd.	2.050%	7/15/25	4,546	4,333

11

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Natural Resources Ltd.	3.850%	6/1/27	9,580	9,305
	Cenovus Energy Inc.	4.250%	4/15/27	4,397	4,294
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	11,061	11,088
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	10,867	10,917
	Cheniere Energy Inc.	4.625%	10/15/28	9,302	9,079
	Chevron Corp.	1.554%	5/11/25	23,150	22,200
	Chevron Corp.	3.326%	11/17/25	6,767	6,633
	Chevron Corp.	2.954%	5/16/26	4,647	4,495
	Chevron Corp.	1.995%	5/11/27	4,048	3,760
	Chevron USA Inc.	0.687%	8/12/25	5,428	5,104
	Chevron USA Inc.	1.018%	8/12/27	2,345	2,088
	Chevron USA Inc.	3.850%	1/15/28	3,121	3,080
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	10,300	10,108
	Columbia Pipeline Group Inc.	4.500%	6/1/25	3,391	3,350
	ConocoPhillips Co.	2.400%	3/7/25	974	946
	ConocoPhillips Co.	3.350%	5/15/25	638	622
	Continental Resources Inc.	4.375%	1/15/28	7,622	7,378
	Coterra Energy Inc.	3.900%	5/15/27	6,837	6,610
	DCP Midstream Operating LP	5.375%	7/15/25	2,768	2,771
	DCP Midstream Operating LP	5.625%	7/15/27	3,710	3,804
	Devon Energy Corp.	5.850%	12/15/25	2,732	2,764
	Diamondback Energy Inc.	3.250%	12/1/26	4,560	4,424
	Enbridge Energy Partners LP	5.875%	10/15/25	4,249	4,295
	Enbridge Inc.	2.500%	1/15/25	4,390	4,259
	Enbridge Inc.	2.500%	2/14/25	2,910	2,821
	Enbridge Inc.	1.600%	10/4/26	1,039	952
	Enbridge Inc.	5.900%	11/15/26	4,833	4,963
	Enbridge Inc.	4.250%	12/1/26	5,925	5,852
	Enbridge Inc.	3.700%	7/15/27	4,883	4,717
	Enbridge Inc.	6.000%	11/15/28	4,740	4,980
	Energy Transfer LP	4.050%	3/15/25	5,874	5,782
	Energy Transfer LP	2.900%	5/15/25	11,890	11,530
	Energy Transfer LP	5.950%	12/1/25	3,653	3,694
	Energy Transfer LP	4.750%	1/15/26	8,180	8,124
	Energy Transfer LP	3.900%	7/15/26	4,811	4,677
	Energy Transfer LP	4.400%	3/15/27	7,068	6,916
	Energy Transfer LP	4.200%	4/15/27	5,695	5,535
[3]	Energy Transfer LP	5.500%	6/1/27	6,097	6,178
	Energy Transfer LP	4.000%	10/1/27	1,585	1,528
	Energy Transfer LP	5.550%	2/15/28	7,985	8,163
	Energy Transfer LP	4.950%	5/15/28	6,090	6,066
	Energy Transfer LP	4.950%	6/15/28	4,239	4,229
	Enterprise Products Operating LLC	3.750%	2/15/25	8,843	8,726
	Enterprise Products Operating LLC	5.050%	1/10/26	1,275	1,287
	Enterprise Products Operating LLC	3.700%	2/15/26	898	885
	Enterprise Products Operating LLC	4.150%	10/16/28	4,080	4,035
	Enterprise Products Operating LLC	3.125%	7/31/29	1,883	1,761
[3]	Enterprise Products Operating LLC	5.250%	8/16/77	6,195	5,950
[3]	Enterprise Products Operating LLC	5.375%	2/15/78	4,108	3,683
	EOG Resources Inc.	3.150%	4/1/25	5,089	4,988
	EOG Resources Inc.	4.150%	1/15/26	4,422	4,381
	EQT Corp.	6.125%	2/1/25	4,822	4,838
[5]	EQT Corp.	3.125%	5/15/26	3,200	3,037
	EQT Corp.	3.900%	10/1/27	4,819	4,614
	EQT Corp.	5.700%	4/1/28	3,395	3,451
	Exxon Mobil Corp.	2.709%	3/6/25	12,540	12,254
	Exxon Mobil Corp.	2.992%	3/19/25	15,988	15,664
	Exxon Mobil Corp.	3.043%	3/1/26	19,697	19,131
	Exxon Mobil Corp.	3.294%	3/19/27	3,410	3,309
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Halliburton Co.	3.800%	11/15/25	3,734	3,661
Hess Corp.	4.300%	4/1/27	5,846	5,789
HF Sinclair Corp.	5.875%	4/1/26	8,132	8,216
Kinder Morgan Inc.	4.300%	6/1/25	4,268	4,218
Kinder Morgan Inc.	1.750%	11/15/26	2,844	2,617
Kinder Morgan Inc.	4.300%	3/1/28	6,575	6,497
Magellan Midstream Partners LP	5.000%	3/1/26	3,740	3,732
Marathon Oil Corp.	4.400%	7/15/27	7,322	7,147
Marathon Petroleum Corp.	4.700%	5/1/25	6,304	6,261
Marathon Petroleum Corp.	5.125%	12/15/26	4,835	4,890
Marathon Petroleum Corp.	3.800%	4/1/28	3,865	3,695
MPLX LP	4.000%	2/15/25	4,359	4,295
MPLX LP	4.875%	6/1/25	5,648	5,614
MPLX LP	1.750%	3/1/26	4,934	4,616
MPLX LP	4.125%	3/1/27	9,901	9,695
MPLX LP	4.250%	12/1/27	979	957
MPLX LP	4.000%	3/15/28	4,293	4,143
Northwest Pipeline LLC	4.000%	4/1/27	246	243
Occidental Petroleum Corp.	5.875%	9/1/25	4,308	4,339
Occidental Petroleum Corp.	5.500%	12/1/25	3,300	3,308
Occidental Petroleum Corp.	5.550%	3/15/26	5,425	5,469
Occidental Petroleum Corp.	8.500%	7/15/27	3,475	3,792
Occidental Petroleum Corp.	6.375%	9/1/28	3,700	3,901
ONEOK Inc.	5.850%	1/15/26	4,068	4,132
ONEOK Inc.	5.550%	11/1/26	1,490	1,516
ONEOK Inc.	4.000%	7/13/27	3,085	2,996
ONEOK Inc.	4.550%	7/15/28	5,300	5,234
ONEOK Inc.	5.650%	11/1/28	4,160	4,299
ONEOK Partners LP	4.900%	3/15/25	8,420	8,380
Ovintiv Inc.	5.375%	1/1/26	5,657	5,659
Ovintiv Inc.	5.650%	5/15/28	5,185	5,295
Patterson-UTI Energy Inc.	3.950%	2/1/28	3,200	2,992
Phillips 66	3.850%	4/9/25	11,340	11,159
Phillips 66	1.300%	2/15/26	405	376
Phillips 66	3.900%	3/15/28	6,179	6,015
Phillips 66 Co.	3.605%	2/15/25	2,675	2,629
Phillips 66 Co.	3.550%	10/1/26	4,151	4,021
Phillips 66 Co.	4.950%	12/1/27	5,000	5,047
Pioneer Natural Resources Co.	1.125%	1/15/26	7,913	7,351
Plains All American Pipeline LP	4.650%	10/15/25	8,801	8,705
Plains All American Pipeline LP	4.500%	12/15/26	6,215	6,140
Sabine Pass Liquefaction LLC	5.625%	3/1/25	16,577	16,609
Sabine Pass Liquefaction LLC	5.875%	6/30/26	4,558	4,638
Sabine Pass Liquefaction LLC	5.000%	3/15/27	11,857	11,907
Sabine Pass Liquefaction LLC	4.200%	3/15/28	9,594	9,399
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,461	4,225
Schlumberger Investment SA	4.500%	5/15/28	3,525	3,561
Shell International Finance BV	3.250%	5/11/25	18,994	18,633
Shell International Finance BV	2.875%	5/10/26	5,105	4,917
Shell International Finance BV	2.500%	9/12/26	10,762	10,246
Shell International Finance BV	3.875%	11/13/28	9,214	9,075
Spectra Energy Partners LP	3.500%	3/15/25	5,172	5,059
Spectra Energy Partners LP	3.375%	10/15/26	6,771	6,520
Targa Resources Corp.	5.200%	7/1/27	5,200	5,228
Targa Resources Corp.	6.150%	3/1/29	1,530	1,602
Targa Resources Partners LP	6.500%	7/15/27	4,850	4,926
Targa Resources Partners LP	5.000%	1/15/28	4,422	4,371
TC PipeLines LP	4.375%	3/13/25	2,510	2,479
TC PipeLines LP	3.900%	5/25/27	5,305	5,093
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	1,849	2,000
TotalEnergies Capital International SA	2.434%	1/10/25	4,962	4,840
TotalEnergies Capital SA	3.883%	10/11/28	2,973	2,918
TransCanada PipeLines Ltd.	4.875%	1/15/26	2,479	2,473
TransCanada PipeLines Ltd.	4.250%	5/15/28	9,969	9,714
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	7,458	7,819

12

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,688	1,637
	Valero Energy Corp.	2.150%	9/15/27	2,335	2,133
	Valero Energy Corp.	4.350%	6/1/28	5,332	5,257
	Valero Energy Partners LP	4.500%	3/15/28	4,971	4,888
	Western Midstream Operating LP	3.100%	2/1/25	4,480	4,364
	Western Midstream Operating LP	4.500%	3/1/28	2,025	1,961
	Western Midstream Operating LP	4.750%	8/15/28	1,321	1,292
	Williams Cos. Inc.	3.900%	1/15/25	4,436	4,366
	Williams Cos. Inc.	4.000%	9/15/25	10,549	10,356
	Williams Cos. Inc.	5.400%	3/2/26	1,569	1,585
	Williams Cos. Inc.	3.750%	6/15/27	3,715	3,581
	Williams Cos. Inc.	5.300%	8/15/28	5,402	5,531
					842,779
Financials (11.3%)
[3]	Aegon Ltd.	5.500%	4/11/48	5,113	4,870
	AerCap Ireland Capital DAC	3.500%	1/15/25	4,293	4,199
	AerCap Ireland Capital DAC	6.500%	7/15/25	8,730	8,860
	AerCap Ireland Capital DAC	4.450%	10/1/25	9,543	9,370
	AerCap Ireland Capital DAC	1.750%	1/30/26	11,730	10,907
	AerCap Ireland Capital DAC	4.450%	4/3/26	1,799	1,766
	AerCap Ireland Capital DAC	2.450%	10/29/26	47,950	44,417
	AerCap Ireland Capital DAC	6.100%	1/15/27	2,225	2,273
	AerCap Ireland Capital DAC	3.650%	7/21/27	761	723
	AerCap Ireland Capital DAC	3.875%	1/23/28	4,132	3,939
	AerCap Ireland Capital DAC	5.750%	6/6/28	5,263	5,389
	AerCap Ireland Capital DAC	3.000%	10/29/28	23,495	21,448
	Affiliated Managers Group Inc.	3.500%	8/1/25	4,381	4,248
	Aflac Inc.	1.125%	3/15/26	2,228	2,056
	Aflac Inc.	2.875%	10/15/26	2,370	2,254
[3]	Air Lease Corp.	2.300%	2/1/25	4,587	4,426
	Air Lease Corp.	3.250%	3/1/25	7,404	7,210
	Air Lease Corp.	3.375%	7/1/25	5,013	4,855
[3]	Air Lease Corp.	2.875%	1/15/26	8,089	7,711
[3]	Air Lease Corp.	3.750%	6/1/26	6,032	5,828
	Air Lease Corp.	1.875%	8/15/26	4,423	4,073
	Air Lease Corp.	3.625%	4/1/27	4,190	4,004
	Air Lease Corp.	5.850%	12/15/27	4,210	4,320
	Air Lease Corp.	2.100%	9/1/28	3,000	2,630
	Air Lease Corp.	4.625%	10/1/28	1,490	1,457
	Aircastle Ltd.	4.250%	6/15/26	5,084	4,919
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	3,828	3,730
	Allstate Corp.	0.750%	12/15/25	3,972	3,663
	Allstate Corp.	3.280%	12/15/26	5,070	4,898
	Ally Financial Inc.	4.625%	3/30/25	4,271	4,215
	Ally Financial Inc.	5.800%	5/1/25	9,006	9,013
	Ally Financial Inc.	4.750%	6/9/27	5,186	4,999
	Ally Financial Inc.	7.100%	11/15/27	4,770	4,972
	Ally Financial Inc.	2.200%	11/2/28	6,841	5,850
	Ally Financial Inc.	6.992%	6/13/29	3,025	3,129
	American Equity Investment Life Holding Co.	5.000%	6/15/27	4,059	3,895
	American Express Co.	3.625%	12/5/24	2,858	2,811
	American Express Co.	2.250%	3/4/25	6,726	6,508
	American Express Co.	3.950%	8/1/25	12,840	12,635
	American Express Co.	4.200%	11/6/25	6,788	6,710
	American Express Co.	4.990%	5/1/26	15,205	15,169
	American Express Co.	3.125%	5/20/26	4,827	4,657
	American Express Co.	6.338%	10/30/26	3,000	3,060
	American Express Co.	1.650%	11/4/26	9,342	8,623
	American Express Co.	2.550%	3/4/27	9,940	9,312
	American Express Co.	5.389%	7/28/27	6,815	6,895
	American Express Co.	5.850%	11/5/27	5,945	6,203
	American Express Co.	5.282%	7/27/29	6,770	6,906
	American International Group Inc.	4.200%	4/1/28	261	255
[3]	American International Group Inc.	5.750%	4/1/48	4,930	4,873
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameriprise Financial Inc.	3.000%	4/2/25	4,477	4,366
	Ameriprise Financial Inc.	5.700%	12/15/28	3,100	3,250
	Aon Corp.	2.850%	5/28/27	5,032	4,754
	Aon Global Ltd.	3.875%	12/15/25	5,789	5,668
	Arch Capital Finance LLC	4.011%	12/15/26	3,695	3,589
	Ares Capital Corp.	4.250%	3/1/25	3,992	3,898
	Ares Capital Corp.	3.250%	7/15/25	8,520	8,162
	Ares Capital Corp.	3.875%	1/15/26	12,435	11,953
	Ares Capital Corp.	2.150%	7/15/26	5,699	5,193
	Ares Capital Corp.	7.000%	1/15/27	4,700	4,839
	Ares Capital Corp.	2.875%	6/15/27	640	585
	Ares Capital Corp.	2.875%	6/15/28	9,180	8,134
	Ares Management Corp.	6.375%	11/10/28	3,090	3,242
	Assurant Inc.	4.900%	3/27/28	1,745	1,727
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	2,200	2,307
	Athene Holding Ltd.	4.125%	1/12/28	6,414	6,134
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	4,800	4,877
[3]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	3,667	3,597
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	2,250	2,263
	AXIS Specialty Finance plc	4.000%	12/6/27	2,050	1,964
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	2,931	2,728
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	2,423	2,188
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	6,128	5,717
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	3,421	3,440
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	7,025	7,219
	Banco Santander SA	2.746%	5/28/25	17,480	16,873
	Banco Santander SA	5.147%	8/18/25	18,030	17,935
	Banco Santander SA	5.179%	11/19/25	10,155	10,066
	Banco Santander SA	1.849%	3/25/26	4,805	4,451
	Banco Santander SA	4.250%	4/11/27	13,661	13,237
	Banco Santander SA	5.294%	8/18/27	9,032	9,054
	Banco Santander SA	1.722%	9/14/27	9,673	8,755
	Banco Santander SA	6.527%	11/7/27	6,300	6,522
	Banco Santander SA	3.800%	2/23/28	3,260	3,079
	Banco Santander SA	4.175%	3/24/28	10,224	9,835
	Banco Santander SA	5.588%	8/8/28	8,375	8,548
	Banco Santander SA	6.607%	11/7/28	8,000	8,524
[3]	Bank of America Corp.	4.000%	1/22/25	14,682	14,482
[3]	Bank of America Corp.	3.950%	4/21/25	25,352	24,928
[3]	Bank of America Corp.	3.366%	1/23/26	19,442	18,990
[3]	Bank of America Corp.	2.015%	2/13/26	19,524	18,758
[3]	Bank of America Corp.	4.450%	3/3/26	6,001	5,930
[3]	Bank of America Corp.	3.384%	4/2/26	14,480	14,093
[3]	Bank of America Corp.	3.500%	4/19/26	5,426	5,282
[3]	Bank of America Corp.	1.319%	6/19/26	48,944	46,069
	Bank of America Corp.	6.220%	9/15/26	2,714	2,811
[3]	Bank of America Corp.	4.250%	10/22/26	13,784	13,536
[3]	Bank of America Corp.	1.197%	10/24/26	11,201	10,404
	Bank of America Corp.	5.080%	1/20/27	12,424	12,402
[3]	Bank of America Corp.	1.658%	3/11/27	16,674	15,425
[3]	Bank of America Corp.	3.559%	4/23/27	29,817	28,708
	Bank of America Corp.	1.734%	7/22/27	61,844	56,647
[3]	Bank of America Corp.	4.183%	11/25/27	17,394	16,916
[3]	Bank of America Corp.	3.824%	1/20/28	18,008	17,315
[3]	Bank of America Corp.	2.551%	2/4/28	11,319	10,488
	Bank of America Corp.	4.376%	4/27/28	24,105	23,561
[3]	Bank of America Corp.	4.948%	7/22/28	35,754	35,723
	Bank of America Corp.	6.204%	11/10/28	19,898	20,779
[3]	Bank of America Corp.	3.419%	12/20/28	12,700	11,957
[3]	Bank of America Corp.	3.970%	3/5/29	16,059	15,338
	Bank of America Corp.	5.202%	4/25/29	26,380	26,541

13

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bank of America Corp.	2.087%	6/14/29	9,400	8,290
[3]	Bank of America Corp.	4.271%	7/23/29	15,183	14,651
	Bank of America Corp.	5.819%	9/15/29	14,525	14,994
	Bank of America NA	5.650%	8/18/25	13,741	13,918
[3]	Bank of Montreal	1.500%	1/10/25	4,893	4,714
[3]	Bank of Montreal	1.850%	5/1/25	12,062	11,573
[3]	Bank of Montreal	3.700%	6/7/25	7,164	7,026
	Bank of Montreal	5.920%	9/25/25	4,050	4,113
	Bank of Montreal	5.300%	6/5/26	5,435	5,488
[3]	Bank of Montreal	1.250%	9/15/26	10,411	9,485
[3]	Bank of Montreal	0.949%	1/22/27	14,500	13,383
[3]	Bank of Montreal	2.650%	3/8/27	8,980	8,456
[3]	Bank of Montreal	4.700%	9/14/27	4,075	4,085
	Bank of Montreal	5.203%	2/1/28	12,987	13,233
	Bank of Montreal	5.717%	9/25/28	4,800	4,976
[3]	Bank of Montreal	4.800%	Perpetual	117	112
[3]	Bank of New York Mellon Corp.	3.250%	9/11/24	5,137	5,062
[3]	Bank of New York Mellon Corp.	3.000%	2/24/25	3,910	3,824
[3]	Bank of New York Mellon Corp.	1.600%	4/24/25	7,529	7,228
[3]	Bank of New York Mellon Corp.	2.800%	5/4/26	4,875	4,669
[3]	Bank of New York Mellon Corp.	5.148%	5/22/26	5,210	5,209
	Bank of New York Mellon Corp.	4.414%	7/24/26	14,835	14,678
[3]	Bank of New York Mellon Corp.	2.450%	8/17/26	1,335	1,260
[3]	Bank of New York Mellon Corp.	2.050%	1/26/27	4,137	3,845
	Bank of New York Mellon Corp.	4.947%	4/26/27	10,045	10,043
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	8,518	8,164
[3]	Bank of New York Mellon Corp.	3.442%	2/7/28	8,265	7,956
[3]	Bank of New York Mellon Corp.	1.650%	7/14/28	3,619	3,184
[3]	Bank of New York Mellon Corp.	5.802%	10/25/28	8,050	8,346
[3]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,045	2,815
	Bank of New York Mellon Corp.	4.543%	2/1/29	9,290	9,231
[3]	Bank of New York Mellon Corp.	6.317%	10/25/29	6,400	6,793
	Bank of Nova Scotia	0.650%	7/31/24	821	798
	Bank of Nova Scotia	1.450%	1/10/25	3,817	3,676
	Bank of Nova Scotia	2.200%	2/3/25	13,754	13,337
[3]	Bank of Nova Scotia	3.450%	4/11/25	10,517	10,299
	Bank of Nova Scotia	1.300%	6/11/25	2,415	2,289
	Bank of Nova Scotia	5.450%	6/12/25	3,325	3,340
	Bank of Nova Scotia	4.500%	12/16/25	8,012	7,883
	Bank of Nova Scotia	1.050%	3/2/26	5,474	5,043
	Bank of Nova Scotia	1.350%	6/24/26	4,695	4,315
	Bank of Nova Scotia	2.700%	8/3/26	12,436	11,782
	Bank of Nova Scotia	1.300%	9/15/26	7,469	6,804
	Bank of Nova Scotia	2.951%	3/11/27	10,275	9,728
	Bank of Nova Scotia	5.250%	6/12/28	7,100	7,210
	BankUnited Inc.	4.875%	11/17/25	3,507	3,416
	Barclays plc	3.650%	3/16/25	9,131	8,927
	Barclays plc	4.375%	1/12/26	18,596	18,359
[3]	Barclays plc	2.852%	5/7/26	8,236	7,950
	Barclays plc	5.200%	5/12/26	18,655	18,527
	Barclays plc	5.304%	8/9/26	7,595	7,567
	Barclays plc	7.325%	11/2/26	5,190	5,359
	Barclays plc	5.829%	5/9/27	14,680	14,807
	Barclays plc	2.279%	11/24/27	10,898	9,996
	Barclays plc	4.337%	1/10/28	1,404	1,364
	Barclays plc	4.836%	5/9/28	7,506	7,319
	Barclays plc	5.501%	8/9/28	12,681	12,748
	Barclays plc	7.385%	11/2/28	22,875	24,446
[3]	Barclays plc	4.972%	5/16/29	2,500	2,457
	Barclays plc	6.490%	9/13/29	7,949	8,290
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	1,615	1,527
	Berkshire Hathaway Inc.	3.125%	3/15/26	17,612	17,120
	BGC Group Inc.	8.000%	5/25/28	3,200	3,358
	BlackRock Inc.	3.200%	3/15/27	860	833
	Blackstone Private Credit Fund	7.050%	9/29/25	3,157	3,215
	Blackstone Private Credit Fund	2.625%	12/15/26	4,793	4,343
	Blackstone Private Credit Fund	3.250%	3/15/27	10,249	9,394
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Blackstone Private Credit Fund	7.300%	11/27/28	2,500	2,591
	Blackstone Secured Lending Fund	3.625%	1/15/26	4,768	4,552
	Blackstone Secured Lending Fund	2.750%	9/16/26	4,934	4,519
	Blackstone Secured Lending Fund	2.125%	2/15/27	619	549
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,250	3,684
	Blue Owl Capital Corp.	4.000%	3/30/25	3,968	3,856
	Blue Owl Capital Corp.	3.750%	7/22/25	2,636	2,527
	Blue Owl Capital Corp.	4.250%	1/15/26	4,417	4,269
	Blue Owl Capital Corp.	3.400%	7/15/26	4,310	4,008
	Blue Owl Capital Corp.	2.625%	1/15/27	4,869	4,388
	Blue Owl Capital Corp.	2.875%	6/11/28	7,500	6,588
[3]	Blue Owl Credit Income Corp.	5.500%	3/21/25	2,130	2,099
[3]	Blue Owl Credit Income Corp.	7.750%	9/16/27	6,900	7,129
[5]	Blue Owl Credit Income Corp.	7.950%	6/13/28	7,490	7,747
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	2,000	1,747
[3]	BPCE SA	3.375%	12/2/26	3,765	3,640
	Brookfield Corp.	4.000%	1/15/25	4,486	4,416
	Brookfield Finance Inc.	4.250%	6/2/26	2,982	2,914
	Brookfield Finance Inc.	3.900%	1/25/28	4,666	4,491
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	4,348	4,212
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	6,508	6,358
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	3,000	3,001
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	10,945	10,778
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	4,285	3,998
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	6,485	5,944
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	2,000	2,038
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	2,081	2,000
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	7,505	7,548
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	4,110	4,300
	Capital One Financial Corp.	3.200%	2/5/25	7,736	7,552
	Capital One Financial Corp.	4.250%	4/30/25	13,627	13,435
	Capital One Financial Corp.	4.200%	10/29/25	13,405	13,161
	Capital One Financial Corp.	2.636%	3/3/26	8,042	7,707
	Capital One Financial Corp.	3.750%	7/28/26	7,294	6,987
	Capital One Financial Corp.	3.750%	3/9/27	10,475	10,009
	Capital One Financial Corp.	7.149%	10/29/27	5,000	5,192
	Capital One Financial Corp.	4.927%	5/10/28	6,755	6,640
	Capital One Financial Corp.	5.468%	2/1/29	20,855	20,860
	Capital One Financial Corp.	6.312%	6/8/29	10,120	10,382
[3]	Capital One NA	2.280%	1/28/26	697	671
	Cboe Global Markets Inc.	3.650%	1/12/27	5,435	5,276
	Charles Schwab Corp.	3.000%	3/10/25	3,020	2,941
	Charles Schwab Corp.	4.200%	3/24/25	5,525	5,462
	Charles Schwab Corp.	3.625%	4/1/25	2,294	2,253
	Charles Schwab Corp.	3.850%	5/21/25	7,358	7,225
	Charles Schwab Corp.	0.900%	3/11/26	2,541	2,330
	Charles Schwab Corp.	1.150%	5/13/26	13,647	12,515
	Charles Schwab Corp.	3.200%	3/2/27	5,393	5,145
	Charles Schwab Corp.	2.450%	3/3/27	12,092	11,257
	Charles Schwab Corp.	3.200%	1/25/28	690	652
	Charles Schwab Corp.	2.000%	3/20/28	7,018	6,249
	Charles Schwab Corp.	5.643%	5/19/29	9,035	9,277
	Charles Schwab Corp.	6.196%	11/17/29	8,000	8,398
	Chubb INA Holdings Inc.	3.150%	3/15/25	4,928	4,821
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,181	6,015
[3]	Cincinnati Financial Corp.	6.920%	5/15/28	2,600	2,787
	Citibank NA	5.864%	9/29/25	11,332	11,524

14

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citibank NA	5.488%	12/4/26	12,300	12,528
	Citibank NA	5.803%	9/29/28	16,430	17,155
	Citigroup Inc.	3.875%	3/26/25	7,036	6,907
	Citigroup Inc.	3.300%	4/27/25	4,595	4,491
	Citigroup Inc.	4.400%	6/10/25	22,616	22,360
	Citigroup Inc.	5.500%	9/13/25	14,206	14,278
	Citigroup Inc.	3.700%	1/12/26	6,102	5,960
	Citigroup Inc.	2.014%	1/25/26	13,491	12,963
	Citigroup Inc.	4.600%	3/9/26	5,011	4,947
[3]	Citigroup Inc.	3.106%	4/8/26	42,509	41,333
	Citigroup Inc.	3.400%	5/1/26	3,907	3,771
	Citigroup Inc.	5.610%	9/29/26	3,806	3,834
	Citigroup Inc.	3.200%	10/21/26	4,946	4,719
	Citigroup Inc.	4.300%	11/20/26	5,307	5,201
	Citigroup Inc.	1.122%	1/28/27	13,251	12,180
	Citigroup Inc.	1.462%	6/9/27	2,418	2,213
	Citigroup Inc.	4.450%	9/29/27	13,967	13,644
[3]	Citigroup Inc.	3.887%	1/10/28	21,877	21,165
[3]	Citigroup Inc.	3.070%	2/24/28	61,531	57,985
	Citigroup Inc.	4.658%	5/24/28	25,146	24,988
[3]	Citigroup Inc.	3.668%	7/24/28	9,200	8,771
	Citigroup Inc.	4.125%	7/25/28	13,136	12,619
[3]	Citigroup Inc.	3.520%	10/27/28	14,975	14,157
[3]	Citigroup Inc.	4.075%	4/23/29	14,782	14,239
[3]	Citizens Bank NA	2.250%	4/28/25	3,265	3,122
[3]	Citizens Bank NA	3.750%	2/18/26	3,216	3,076
	Citizens Bank NA	4.575%	8/9/28	5,337	5,070
	Citizens Financial Group Inc.	2.850%	7/27/26	3,383	3,148
	Citizens Financial Group Inc.	4.300%	2/11/31	3,964	3,374
	CME Group Inc.	3.000%	3/15/25	6,103	5,974
	CME Group Inc.	3.750%	6/15/28	6,725	6,579
	CNA Financial Corp.	4.500%	3/1/26	2,379	2,354
	CNA Financial Corp.	3.450%	8/15/27	3,933	3,761
	CNO Financial Group Inc.	5.250%	5/30/25	4,600	4,572
	Commonwealth Bank of Australia	5.079%	1/10/25	8,310	8,322
	Commonwealth Bank of Australia	5.316%	3/13/26	7,720	7,826
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,658	4,483
	Cooperatieve Rabobank UA	5.000%	1/13/25	3,747	3,744
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	15,311	15,010
[3]	Cooperatieve Rabobank UA	5.500%	7/18/25	1,210	1,222
	Cooperatieve Rabobank UA	4.375%	8/4/25	11,851	11,638
[3]	Cooperatieve Rabobank UA	3.750%	7/21/26	8,311	7,967
	Cooperatieve Rabobank UA	5.500%	10/5/26	4,800	4,913
	Corebridge Financial Inc.	3.500%	4/4/25	925	902
	Corebridge Financial Inc.	3.650%	4/5/27	31,287	30,130
	Corebridge Financial Inc.	3.850%	4/5/29	4,000	3,776
	Corebridge Financial Inc.	6.875%	12/15/52	5,423	5,407
	Credit Suisse AG	7.950%	1/9/25	8,122	8,298
[3]	Credit Suisse AG	3.700%	2/21/25	6,300	6,170
	Credit Suisse AG	2.950%	4/9/25	23,328	22,604
	Credit Suisse AG	1.250%	8/7/26	8,065	7,316
	Credit Suisse AG	7.500%	2/15/28	22,791	24,980
	Deutsche Bank AG	4.500%	4/1/25	12,021	11,806
	Deutsche Bank AG	4.100%	1/13/26	335	329
[3]	Deutsche Bank AG	4.100%	1/13/26	3,785	3,687
	Deutsche Bank AG	1.686%	3/19/26	8,603	8,008
	Deutsche Bank AG	6.119%	7/14/26	5,942	6,003
	Deutsche Bank AG	2.129%	11/24/26	8,202	7,687
	Deutsche Bank AG	7.146%	7/13/27	7,605	7,900
	Deutsche Bank AG	5.371%	9/9/27	2,027	2,055
	Deutsche Bank AG	2.311%	11/16/27	10,552	9,647
	Deutsche Bank AG	2.552%	1/7/28	11,237	10,320
	Deutsche Bank AG	6.720%	1/18/29	10,905	11,421
	Deutsche Bank AG	6.819%	11/20/29	2,800	2,946
	Deutsche Bank AG	4.875%	12/1/32	4,737	4,427
[3]	Discover Bank	4.250%	3/13/26	2,766	2,684
[3]	Discover Bank	3.450%	7/27/26	390	369
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Discover Bank	4.650%	9/13/28	6,725	6,412
	Discover Financial Services	3.750%	3/4/25	3,540	3,459
	Discover Financial Services	4.500%	1/30/26	3,469	3,422
	Discover Financial Services	4.100%	2/9/27	13,320	12,785
	Eaton Vance Corp.	3.500%	4/6/27	3,237	3,104
	Enstar Finance LLC	5.750%	9/1/40	447	422
	Enstar Finance LLC	5.500%	1/15/42	4,062	3,451
	Enstar Group Ltd.	4.950%	6/1/29	631	616
	Equitable Holdings Inc.	4.350%	4/20/28	12,044	11,645
	F&G Annuities & Life Inc.	7.400%	1/13/28	3,570	3,682
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,193	4,132
	Fidelity National Financial Inc.	4.500%	8/15/28	2,180	2,123
	Fifth Third Bancorp	2.375%	1/28/25	6,149	5,949
	Fifth Third Bancorp	2.550%	5/5/27	2,287	2,109
	Fifth Third Bancorp	1.707%	11/1/27	4,485	4,040
	Fifth Third Bancorp	4.055%	4/25/28	3,875	3,691
	Fifth Third Bancorp	6.339%	7/27/29	15,287	15,904
[3]	Fifth Third Bank NA	3.850%	3/15/26	13,125	12,608
[3]	Fifth Third Bank NA	2.250%	2/1/27	6,446	5,948
	First Horizon Corp.	4.000%	5/26/25	2,671	2,593
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	3,000	3,052
	Franklin Resources Inc.	2.850%	3/30/25	5,134	4,996
	FS KKR Capital Corp.	4.125%	2/1/25	4,042	3,937
	FS KKR Capital Corp.	3.400%	1/15/26	5,579	5,281
	FS KKR Capital Corp.	2.625%	1/15/27	2,844	2,551
	GATX Corp.	3.250%	3/30/25	1,980	1,927
	GATX Corp.	3.250%	9/15/26	2,135	2,037
	GATX Corp.	3.850%	3/30/27	3,497	3,360
	GATX Corp.	4.550%	11/7/28	3,805	3,732
	GE Capital Funding LLC	3.450%	5/15/25	8,020	7,841
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	420	408
	Globe Life Inc.	4.550%	9/15/28	3,531	3,502
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,315	3,244
	Goldman Sachs BDC Inc.	2.875%	1/15/26	3,434	3,262
	Goldman Sachs Group Inc.	3.500%	1/23/25	4,197	4,116
	Goldman Sachs Group Inc.	3.500%	4/1/25	33,275	32,558
	Goldman Sachs Group Inc.	3.750%	5/22/25	13,518	13,262
	Goldman Sachs Group Inc.	4.250%	10/21/25	26,657	26,167
	Goldman Sachs Group Inc.	3.750%	2/25/26	15,418	15,066
	Goldman Sachs Group Inc.	3.500%	11/16/26	3,150	3,035
[3]	Goldman Sachs Group Inc.	1.093%	12/9/26	13,832	12,743
	Goldman Sachs Group Inc.	5.950%	1/15/27	4,189	4,308
	Goldman Sachs Group Inc.	3.850%	1/26/27	10,138	9,869
	Goldman Sachs Group Inc.	1.431%	3/9/27	14,351	13,229
	Goldman Sachs Group Inc.	1.542%	9/10/27	13,479	12,226
	Goldman Sachs Group Inc.	1.948%	10/21/27	51,843	47,427
	Goldman Sachs Group Inc.	2.640%	2/24/28	46,120	42,758
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,034	14,406
	Goldman Sachs Group Inc.	4.482%	8/23/28	29,425	28,886
[3]	Goldman Sachs Group Inc.	3.814%	4/23/29	10,215	9,704
[3]	Goldman Sachs Group Inc.	4.223%	5/1/29	24,255	23,451
	Goldman Sachs Group Inc.	6.484%	10/24/29	8,000	8,490
	Golub Capital BDC Inc.	2.500%	8/24/26	4,435	4,022
	Golub Capital BDC Inc.	7.050%	12/5/28	3,040	3,195
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,770	2,720
	Hercules Capital Inc.	2.625%	9/16/26	355	320
	Hercules Capital Inc.	3.375%	1/20/27	434	395
	HSBC Holdings plc	4.250%	8/18/25	7,439	7,279
	HSBC Holdings plc	4.180%	12/9/25	5,604	5,528
	HSBC Holdings plc	4.300%	3/8/26	27,749	27,295
	HSBC Holdings plc	2.999%	3/10/26	14,312	13,883
[3]	HSBC Holdings plc	1.645%	4/18/26	15,111	14,362
	HSBC Holdings plc	3.900%	5/25/26	27,709	26,985
[3]	HSBC Holdings plc	2.099%	6/4/26	19,507	18,573
[3]	HSBC Holdings plc	4.292%	9/12/26	14,691	14,383
	HSBC Holdings plc	4.375%	11/23/26	3,777	3,691

15

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	1.589%	5/24/27	17,248	15,811
	HSBC Holdings plc	2.251%	11/22/27	21,515	19,752
[3]	HSBC Holdings plc	4.041%	3/13/28	22,206	21,399
	HSBC Holdings plc	4.755%	6/9/28	5,415	5,339
	HSBC Holdings plc	5.210%	8/11/28	20,670	20,662
	HSBC Holdings plc	7.390%	11/3/28	11,495	12,317
	HSBC Holdings plc	6.161%	3/9/29	13,560	14,011
[3]	HSBC Holdings plc	4.583%	6/19/29	20,152	19,554
	HSBC Holdings plc	2.206%	8/17/29	15,000	13,095
	Huntington Bancshares Inc.	4.000%	5/15/25	8,402	8,233
	Huntington Bancshares Inc.	4.443%	8/4/28	5,640	5,468
	Huntington Bancshares Inc.	6.208%	8/21/29	8,836	9,109
	Huntington National Bank	4.552%	5/17/28	5,090	4,919
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	1,998	1,928
	ING Groep NV	3.869%	3/28/26	8,640	8,469
	ING Groep NV	3.950%	3/29/27	7,971	7,719
	ING Groep NV	1.726%	4/1/27	4,160	3,849
	ING Groep NV	4.017%	3/28/28	12,740	12,410
	ING Groep NV	4.550%	10/2/28	6,995	6,907
	Intercontinental Exchange Inc.	3.650%	5/23/25	5,625	5,518
	Intercontinental Exchange Inc.	3.750%	12/1/25	10,641	10,455
	Intercontinental Exchange Inc.	3.100%	9/15/27	3,819	3,639
	Intercontinental Exchange Inc.	4.000%	9/15/27	11,682	11,476
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,000	1,992
	Invesco Finance plc	3.750%	1/15/26	1,263	1,230
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,721	2,691
	Jefferies Financial Group Inc.	4.850%	1/15/27	5,907	5,882
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,050	1,091
	Jefferies Financial Group Inc.	5.875%	7/21/28	6,649	6,819
	JPMorgan Chase & Co.	3.125%	1/23/25	4,983	4,881
	JPMorgan Chase & Co.	3.900%	7/15/25	8,393	8,271
	JPMorgan Chase & Co.	7.750%	7/15/25	1,445	1,506
	JPMorgan Chase & Co.	5.546%	12/15/25	12,575	12,585
	JPMorgan Chase & Co.	2.595%	2/24/26	3,490	3,380
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	15,582	14,970
	JPMorgan Chase & Co.	3.300%	4/1/26	4,075	3,942
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	63,910	61,247
	JPMorgan Chase & Co.	4.080%	4/26/26	4,980	4,901
	JPMorgan Chase & Co.	3.200%	6/15/26	2,996	2,892
	JPMorgan Chase & Co.	2.950%	10/1/26	13,282	12,665
	JPMorgan Chase & Co.	7.625%	10/15/26	4,340	4,667
	JPMorgan Chase & Co.	1.045%	11/19/26	23,188	21,472
	JPMorgan Chase & Co.	4.125%	12/15/26	25,024	24,539
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	18,911	18,474
	JPMorgan Chase & Co.	1.040%	2/4/27	20,407	18,747
	JPMorgan Chase & Co.	1.578%	4/22/27	72,505	66,909
	JPMorgan Chase & Co.	8.000%	4/29/27	2,555	2,824
	JPMorgan Chase & Co.	1.470%	9/22/27	13,958	12,645
[3]	JPMorgan Chase & Co.	3.782%	2/1/28	27,184	26,252
	JPMorgan Chase & Co.	2.947%	2/24/28	11,102	10,445
	JPMorgan Chase & Co.	4.323%	4/26/28	7,114	6,996
[3]	JPMorgan Chase & Co.	3.540%	5/1/28	440	420
	JPMorgan Chase & Co.	4.851%	7/25/28	29,330	29,333
[3]	JPMorgan Chase & Co.	3.509%	1/23/29	11,189	10,593
[3]	JPMorgan Chase & Co.	4.005%	4/23/29	15,100	14,533
	JPMorgan Chase & Co.	2.069%	6/1/29	9,350	8,290
[3]	JPMorgan Chase & Co.	4.203%	7/23/29	4,657	4,524
	JPMorgan Chase & Co.	5.299%	7/24/29	5,912	5,999
	JPMorgan Chase & Co.	6.087%	10/23/29	25,000	26,298
	Kemper Corp.	4.350%	2/15/25	3,648	3,570
[3]	KeyBank NA	3.300%	6/1/25	5,656	5,442
[3]	KeyBank NA	4.150%	8/8/25	4,570	4,435
	KeyBank NA	4.700%	1/26/26	5,935	5,791
[3]	KeyBank NA	5.850%	11/15/27	10,285	10,283
[3]	KeyBank NA	6.950%	2/1/28	2,000	2,034
[3]	KeyCorp	4.150%	10/29/25	4,511	4,401
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	KeyCorp	2.250%	4/6/27	8,659	7,796
[3]	KeyCorp	4.100%	4/30/28	4,195	3,947
	Lazard Group LLC	3.750%	2/13/25	3,275	3,206
	Lazard Group LLC	3.625%	3/1/27	2,560	2,414
	Lazard Group LLC	4.500%	9/19/28	6,900	6,709
	Legg Mason Inc.	4.750%	3/15/26	3,934	3,920
	Lincoln National Corp.	3.350%	3/9/25	2,534	2,470
	Lincoln National Corp.	3.625%	12/12/26	4,874	4,735
	Lincoln National Corp.	3.800%	3/1/28	2,500	2,401
	Lloyds Banking Group plc	4.450%	5/8/25	2,307	2,280
	Lloyds Banking Group plc	4.582%	12/10/25	546	535
[3]	Lloyds Banking Group plc	2.438%	2/5/26	8,070	7,790
	Lloyds Banking Group plc	3.511%	3/18/26	5,735	5,599
	Lloyds Banking Group plc	4.650%	3/24/26	6,399	6,288
	Lloyds Banking Group plc	4.716%	8/11/26	20,316	20,052
	Lloyds Banking Group plc	3.750%	1/11/27	3,338	3,207
	Lloyds Banking Group plc	1.627%	5/11/27	3,465	3,176
	Lloyds Banking Group plc	3.750%	3/18/28	11,335	10,853
	Lloyds Banking Group plc	4.375%	3/22/28	18,596	18,186
	Lloyds Banking Group plc	4.550%	8/16/28	3,176	3,128
[3]	Lloyds Banking Group plc	3.574%	11/7/28	4,650	4,375
	Lloyds Banking Group plc	5.871%	3/6/29	8,275	8,482
	LPL Holdings Inc.	6.750%	11/17/28	3,050	3,248
	M&T Bank Corp.	4.553%	8/16/28	4,895	4,721
	M&T Bank Corp.	7.413%	10/30/29	3,700	3,985
	Main Street Capital Corp.	3.000%	7/14/26	3,981	3,632
[3]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	4,951	4,794
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,945	6,916
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	6,285	6,152
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	2,948	2,730
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,516	8,279
	Manulife Financial Corp.	4.150%	3/4/26	4,217	4,167
	Manulife Financial Corp.	2.484%	5/19/27	5,554	5,152
[3]	Manulife Financial Corp.	4.061%	2/24/32	5,327	5,037
	Markel Group Inc.	3.500%	11/1/27	1,675	1,595
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	5,347	5,252
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	3,502	3,435
	Mastercard Inc.	2.000%	3/3/25	6,383	6,188
	Mastercard Inc.	2.950%	11/21/26	9,043	8,718
	Mastercard Inc.	3.300%	3/26/27	10,566	10,248
	Mastercard Inc.	4.875%	3/9/28	7,770	8,018
	Mercury General Corp.	4.400%	3/15/27	3,240	3,101
	MetLife Inc.	3.000%	3/1/25	4,020	3,931
	MetLife Inc.	3.600%	11/13/25	4,604	4,530
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	26,841	25,931
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	11,693	11,044
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	5,636	5,504
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	6,091	5,748
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	37,566	34,335
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	10,336	9,856
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	8,770	7,988
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	6,478	5,989
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	16,730	16,290
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	4,651	4,524
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	4,098	4,102
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	9,904	9,627

16

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	5,090	5,164
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	6,440	6,527
	Mizuho Financial Group Inc.	2.651%	5/22/26	5,250	5,052
[3]	Mizuho Financial Group Inc.	2.226%	5/25/26	8,151	7,789
	Mizuho Financial Group Inc.	2.839%	9/13/26	6,039	5,735
	Mizuho Financial Group Inc.	3.663%	2/28/27	3,845	3,699
	Mizuho Financial Group Inc.	1.234%	5/22/27	2,833	2,582
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,850	9,919
	Mizuho Financial Group Inc.	4.018%	3/5/28	4,000	3,882
	Mizuho Financial Group Inc.	5.414%	9/13/28	8,766	8,877
	Mizuho Financial Group Inc.	5.667%	5/27/29	4,052	4,146
	Mizuho Financial Group Inc.	5.778%	7/6/29	8,585	8,837
[3]	Mizuho Financial Group Inc.	4.254%	9/11/29	3,253	3,144
[3]	Morgan Stanley	4.000%	7/23/25	15,709	15,486
	Morgan Stanley	5.000%	11/24/25	8,479	8,468
[3]	Morgan Stanley	3.875%	1/27/26	13,202	12,934
[3]	Morgan Stanley	2.630%	2/18/26	6,748	6,531
[3]	Morgan Stanley	2.188%	4/28/26	54,402	52,249
[3]	Morgan Stanley	3.125%	7/27/26	4,406	4,218
[3]	Morgan Stanley	6.250%	8/9/26	5,555	5,727
[3]	Morgan Stanley	4.350%	9/8/26	19,481	19,130
	Morgan Stanley	6.138%	10/16/26	7,010	7,138
	Morgan Stanley	0.985%	12/10/26	22,390	20,606
	Morgan Stanley	3.625%	1/20/27	8,330	8,080
	Morgan Stanley	5.050%	1/28/27	13,975	13,987
	Morgan Stanley	3.950%	4/23/27	6,563	6,370
	Morgan Stanley	1.593%	5/4/27	32,706	30,127
[3]	Morgan Stanley	1.512%	7/20/27	40,254	36,782
	Morgan Stanley	2.475%	1/21/28	16,580	15,388
	Morgan Stanley	4.210%	4/20/28	36,141	35,310
	Morgan Stanley	6.296%	10/18/28	19,990	20,959
[3]	Morgan Stanley	3.772%	1/24/29	10,473	9,986
	Morgan Stanley	5.123%	2/1/29	10,140	10,181
[3]	Morgan Stanley	5.164%	4/20/29	15,691	15,764
	Morgan Stanley	5.449%	7/20/29	24,575	25,040
	Morgan Stanley Bank NA	5.479%	7/16/25	8,145	8,218
[3]	Morgan Stanley Bank NA	4.754%	4/21/26	8,125	8,120
[3]	Morgan Stanley Bank NA	5.882%	10/30/26	9,400	9,680
	Nasdaq Inc.	3.850%	6/30/26	2,534	2,472
	Nasdaq Inc.	5.350%	6/28/28	11,980	12,336
	National Australia Bank Ltd.	5.200%	5/13/25	7,100	7,136
	National Australia Bank Ltd.	4.966%	1/12/26	15,309	15,404
	National Australia Bank Ltd.	3.375%	1/14/26	1,133	1,104
[3]	National Australia Bank Ltd.	2.500%	7/12/26	17,163	16,289
	National Australia Bank Ltd.	4.944%	1/12/28	5,135	5,190
	National Australia Bank Ltd.	4.900%	6/13/28	17,075	17,245
	National Bank of Canada	5.600%	12/18/28	7,925	8,133
	NatWest Group plc	4.800%	4/5/26	7,239	7,178
	NatWest Group plc	7.472%	11/10/26	13,825	14,306
	NatWest Group plc	5.847%	3/2/27	5,620	5,672
[3]	NatWest Group plc	3.073%	5/22/28	16,208	15,058
	NatWest Group plc	5.516%	9/30/28	12,241	12,323
[3]	NatWest Group plc	4.892%	5/18/29	20,572	20,221
	Nomura Holdings Inc.	2.648%	1/16/25	4,695	4,554
	Nomura Holdings Inc.	5.099%	7/3/25	3,755	3,732
	Nomura Holdings Inc.	1.851%	7/16/25	14,096	13,336
	Nomura Holdings Inc.	1.653%	7/14/26	1,885	1,723
	Nomura Holdings Inc.	2.329%	1/22/27	14,490	13,290
	Nomura Holdings Inc.	5.386%	7/6/27	4,877	4,893
	Nomura Holdings Inc.	6.070%	7/12/28	4,865	5,027
	Nomura Holdings Inc.	2.172%	7/14/28	4,604	4,044
	Northern Trust Corp.	3.950%	10/30/25	5,490	5,402
	Northern Trust Corp.	4.000%	5/10/27	5,455	5,380
	Northern Trust Corp.	3.650%	8/3/28	3,295	3,194
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,525	2,434
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	2,501	2,238
[5]	Oaktree Strategic Credit Fund	8.400%	11/14/28	1,900	2,006
	Old Republic International Corp.	3.875%	8/26/26	4,331	4,173
	ORIX Corp.	3.250%	12/4/24	4,917	4,818
	ORIX Corp.	5.000%	9/13/27	4,390	4,429
[3]	PNC Bank NA	2.950%	2/23/25	6,230	6,065
[3]	PNC Bank NA	3.875%	4/10/25	4,442	4,351
[3]	PNC Bank NA	3.250%	6/1/25	1,792	1,745
[3]	PNC Bank NA	4.200%	11/1/25	3,306	3,242
[3]	PNC Bank NA	3.100%	10/25/27	3,609	3,387
[3]	PNC Bank NA	4.050%	7/26/28	4,922	4,742
	PNC Financial Services Group Inc.	5.812%	6/12/26	17,100	17,220
	PNC Financial Services Group Inc.	1.150%	8/13/26	6,638	6,036
	PNC Financial Services Group Inc.	4.758%	1/26/27	2,090	2,073
	PNC Financial Services Group Inc.	3.150%	5/19/27	11,994	11,371
	PNC Financial Services Group Inc.	6.615%	10/20/27	6,400	6,642
	PNC Financial Services Group Inc.	5.354%	12/2/28	9,001	9,111
	PNC Financial Services Group Inc.	5.582%	6/12/29	17,761	18,117
	Principal Financial Group Inc.	3.400%	5/15/25	1,516	1,481
	Private Export Funding Corp.	3.900%	10/15/27	2,850	2,822
	Progressive Corp.	2.500%	3/15/27	6,428	6,034
	Prospect Capital Corp.	3.706%	1/22/26	4,126	3,870
	Prospect Capital Corp.	3.364%	11/15/26	1,785	1,606
[3]	Prudential Financial Inc.	1.500%	3/10/26	647	603
[3]	Prudential Financial Inc.	5.375%	5/15/45	4,976	4,917
[3]	Prudential Financial Inc.	4.500%	9/15/47	890	831
[3]	Prudential Financial Inc.	5.700%	9/15/48	2,721	2,647
	Regions Financial Corp.	2.250%	5/18/25	3,609	3,441
	Regions Financial Corp.	1.800%	8/12/28	4,257	3,647
	Reinsurance Group of America Inc.	3.950%	9/15/26	953	923
	RenaissanceRe Finance Inc.	3.700%	4/1/25	3,476	3,394
	RenaissanceRe Finance Inc.	3.450%	7/1/27	2,420	2,284
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,092	1,014
[3]	Royal Bank of Canada	1.600%	1/21/25	6,125	5,903
	Royal Bank of Canada	3.375%	4/14/25	10,870	10,658
[3]	Royal Bank of Canada	4.950%	4/25/25	7,275	7,278
[3]	Royal Bank of Canada	1.150%	6/10/25	4,767	4,520
[3]	Royal Bank of Canada	0.875%	1/20/26	11,302	10,481
[3]	Royal Bank of Canada	4.650%	1/27/26	14,229	14,113
	Royal Bank of Canada	1.200%	4/27/26	17,249	15,929
[3]	Royal Bank of Canada	1.150%	7/14/26	7,647	6,995
[3]	Royal Bank of Canada	1.400%	11/2/26	7,151	6,543
[3]	Royal Bank of Canada	2.050%	1/21/27	3,035	2,818
	Royal Bank of Canada	3.625%	5/4/27	3,128	3,022
[3]	Royal Bank of Canada	4.240%	8/3/27	12,565	12,428
[3]	Royal Bank of Canada	4.900%	1/12/28	13,805	13,965
[3]	Royal Bank of Canada	5.200%	8/1/28	6,725	6,859
	Santander Holdings USA Inc.	3.450%	6/2/25	4,143	4,026
	Santander Holdings USA Inc.	4.500%	7/17/25	6,776	6,703
	Santander Holdings USA Inc.	3.244%	10/5/26	17,336	16,426
	Santander Holdings USA Inc.	4.400%	7/13/27	9,282	9,018
	Santander Holdings USA Inc.	2.490%	1/6/28	8,965	8,221
	Santander Holdings USA Inc.	6.499%	3/9/29	5,725	5,922
[3]	Santander UK Group Holdings plc	1.532%	8/21/26	3,904	3,642
	Santander UK Group Holdings plc	1.673%	6/14/27	3,950	3,595
	Santander UK Group Holdings plc	2.469%	1/11/28	19,490	17,763
	Santander UK Group Holdings plc	6.534%	1/10/29	9,627	9,973
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	3,041	2,779
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,256	1,296
	State Street Corp.	3.300%	12/16/24	12,550	12,349
	State Street Corp.	3.550%	8/18/25	9,906	9,724
	State Street Corp.	2.901%	3/30/26	8,132	7,897
	State Street Corp.	5.104%	5/18/26	5,365	5,369
	State Street Corp.	5.272%	8/3/26	6,725	6,819
	State Street Corp.	2.203%	2/7/28	4,124	3,825
	State Street Corp.	5.684%	11/21/29	6,330	6,549
[3]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	4,830	4,722

17

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	3,681	3,573
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	26,727	25,295
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	5,989	5,518
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	8,028	7,828
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	4,115	4,210
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	19,830	18,050
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	15,408	14,675
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	17,759	17,066
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	12,694	11,742
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	13,203	13,516
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	7,580	7,851
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	6,995	6,747
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	22,152	19,391
	Synchrony Bank	5.625%	8/23/27	14,272	14,039
	Synchrony Financial	4.500%	7/23/25	6,486	6,337
	Synchrony Financial	3.700%	8/4/26	4,437	4,168
	Synovus Bank	5.625%	2/15/28	3,740	3,600
	Toronto-Dominion Bank	1.250%	12/13/24	9,897	9,533
[3]	Toronto-Dominion Bank	1.450%	1/10/25	5,416	5,218
	Toronto-Dominion Bank	3.766%	6/6/25	7,045	6,930
[3]	Toronto-Dominion Bank	1.150%	6/12/25	4,389	4,155
[3]	Toronto-Dominion Bank	0.750%	9/11/25	12,697	11,850
[3]	Toronto-Dominion Bank	0.750%	1/6/26	3,890	3,593
	Toronto-Dominion Bank	5.103%	1/9/26	10,310	10,381
[3]	Toronto-Dominion Bank	1.200%	6/3/26	3,271	3,003
[3]	Toronto-Dominion Bank	5.532%	7/17/26	6,135	6,253
[3]	Toronto-Dominion Bank	1.250%	9/10/26	15,452	14,118
[3]	Toronto-Dominion Bank	1.950%	1/12/27	7,065	6,534
[3]	Toronto-Dominion Bank	2.800%	3/10/27	10,659	10,066
	Toronto-Dominion Bank	4.108%	6/8/27	17,320	17,015
[3]	Toronto-Dominion Bank	4.693%	9/15/27	12,912	12,915
	Toronto-Dominion Bank	5.156%	1/10/28	7,500	7,634
[3]	Toronto-Dominion Bank	5.523%	7/17/28	11,095	11,423
	Trinity Acquisition plc	4.400%	3/15/26	6,013	5,940
[3]	Truist Bank	2.150%	12/6/24	6,793	6,595
[3]	Truist Bank	1.500%	3/10/25	8,869	8,473
[3]	Truist Bank	3.625%	9/16/25	12,897	12,485
[3]	Truist Bank	3.800%	10/30/26	4,161	3,980
	Truist Financial Corp.	4.000%	5/1/25	13,465	13,234
[3]	Truist Financial Corp.	3.700%	6/5/25	3,578	3,499
[3]	Truist Financial Corp.	1.267%	3/2/27	7,837	7,181
[3]	Truist Financial Corp.	6.047%	6/8/27	8,000	8,144
[3]	Truist Financial Corp.	1.125%	8/3/27	3,557	3,118
[3]	Truist Financial Corp.	4.123%	6/6/28	15,008	14,455
[3]	Truist Financial Corp.	4.873%	1/26/29	12,375	12,218
[3]	Truist Financial Corp.	1.887%	6/7/29	4,515	3,902
[3]	Truist Financial Corp.	7.161%	10/30/29	10,595	11,433
	UBS AG	5.800%	9/11/25	4,825	4,882
	UBS AG	5.650%	9/11/28	9,405	9,756
	UBS Group AG	3.750%	3/26/25	19,732	19,330
	UBS Group AG	4.550%	4/17/26	13,191	13,013
	US Bancorp	1.450%	5/12/25	11,871	11,312
[3]	US Bancorp	3.950%	11/17/25	3,045	2,998
[3]	US Bancorp	3.100%	4/27/26	13,339	12,789
[3]	US Bancorp	2.375%	7/22/26	10,323	9,694
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	5.727%	10/21/26	11,645	11,721
[3]	US Bancorp	3.150%	4/27/27	15,090	14,355
	US Bancorp	6.787%	10/26/27	4,000	4,175
[3]	US Bancorp	3.900%	4/26/28	7,395	7,150
[3]	US Bancorp	4.548%	7/22/28	10,305	10,157
	US Bancorp	5.775%	6/12/29	6,975	7,164
[3]	US Bank NA	2.050%	1/21/25	7,150	6,916
[3]	US Bank NA	2.800%	1/27/25	7,536	7,332
	Visa Inc.	3.150%	12/14/25	29,425	28,710
	Visa Inc.	1.900%	4/15/27	12,387	11,531
	Visa Inc.	0.750%	8/15/27	2,879	2,547
	Voya Financial Inc.	3.650%	6/15/26	3,400	3,288
[3]	Voya Financial Inc.	4.700%	1/23/48	1,425	1,176
	Wachovia Corp.	7.574%	8/1/26	99	105
[3]	Wells Fargo & Co.	3.000%	2/19/25	15,496	15,152
[3]	Wells Fargo & Co.	3.550%	9/29/25	18,293	17,886
[3]	Wells Fargo & Co.	2.164%	2/11/26	46,137	44,428
	Wells Fargo & Co.	3.000%	4/22/26	30,798	29,512
[3]	Wells Fargo & Co.	3.908%	4/25/26	19,273	18,899
[3]	Wells Fargo & Co.	2.188%	4/30/26	35,225	33,761
[3]	Wells Fargo & Co.	4.100%	6/3/26	13,027	12,738
[3]	Wells Fargo & Co.	4.540%	8/15/26	12,805	12,678
	Wells Fargo & Co.	3.000%	10/23/26	21,961	20,854
[3]	Wells Fargo & Co.	3.196%	6/17/27	2,282	2,182
[3]	Wells Fargo & Co.	4.300%	7/22/27	13,685	13,400
[3]	Wells Fargo & Co.	3.526%	3/24/28	34,048	32,494
[3]	Wells Fargo & Co.	3.584%	5/22/28	19,847	18,911
[3]	Wells Fargo & Co.	4.808%	7/25/28	31,376	31,166
[3]	Wells Fargo & Co.	5.574%	7/25/29	28,363	28,956
[3]	Wells Fargo Bank NA	5.550%	8/1/25	5,860	5,921
[3]	Wells Fargo Bank NA	5.450%	8/7/26	6,185	6,286
	Wells Fargo Bank NA	5.254%	12/11/26	10,200	10,330
	Western Union Co.	2.850%	1/10/25	4,939	4,799
	Western Union Co.	1.350%	3/15/26	4,570	4,206
	Westpac Banking Corp.	2.350%	2/19/25	16,754	16,296
	Westpac Banking Corp.	5.512%	11/17/25	3,045	3,096
	Westpac Banking Corp.	2.850%	5/13/26	18,359	17,636
	Westpac Banking Corp.	3.350%	3/8/27	6,367	6,137
	Westpac Banking Corp.	5.457%	11/18/27	14,445	14,920
	Westpac Banking Corp.	3.400%	1/25/28	7,073	6,768
	Westpac Banking Corp.	5.535%	11/17/28	8,250	8,567
	Westpac Banking Corp.	1.953%	11/20/28	6,312	5,585
[3]	Westpac Banking Corp.	2.894%	2/4/30	12,011	11,575
[3]	Westpac Banking Corp.	4.322%	11/23/31	5,042	4,850
	Willis North America Inc.	4.650%	6/15/27	8,254	8,179
	Willis North America Inc.	4.500%	9/15/28	316	308
					6,502,120
Health Care (2.1%)
	Abbott Laboratories	2.950%	3/15/25	2,408	2,359
	Abbott Laboratories	3.875%	9/15/25	4,301	4,259
	Abbott Laboratories	3.750%	11/30/26	5,598	5,524
	Abbott Laboratories	1.150%	1/30/28	5,000	4,457
	AbbVie Inc.	3.800%	3/15/25	25,222	24,903
	AbbVie Inc.	3.600%	5/14/25	20,892	20,524
	AbbVie Inc.	3.200%	5/14/26	3,407	3,306
	AbbVie Inc.	2.950%	11/21/26	14,670	14,069
	AbbVie Inc.	4.250%	11/14/28	11,600	11,547
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,581	2,507
	Agilent Technologies Inc.	3.050%	9/22/26	3,703	3,538
	Amgen Inc.	1.900%	2/21/25	9,471	9,148
	Amgen Inc.	5.250%	3/2/25	5,855	5,869
	Amgen Inc.	5.507%	3/2/26	14,860	14,867
	Amgen Inc.	2.600%	8/19/26	3,198	3,039
	Amgen Inc.	2.200%	2/21/27	19,977	18,573
	Amgen Inc.	5.150%	3/2/28	31,020	31,717
	Amgen Inc.	1.650%	8/15/28	4,750	4,200
	AstraZeneca Finance LLC	1.200%	5/28/26	4,753	4,399

18

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca Finance LLC	4.875%	3/3/28	12,628	12,873
	AstraZeneca Finance LLC	1.750%	5/28/28	5,941	5,322
	AstraZeneca plc	3.375%	11/16/25	19,369	18,952
	AstraZeneca plc	0.700%	4/8/26	12,275	11,304
	AstraZeneca plc	3.125%	6/12/27	6,715	6,455
	Baxalta Inc.	4.000%	6/23/25	11,029	10,850
	Baxter International Inc.	2.600%	8/15/26	5,924	5,584
	Baxter International Inc.	1.915%	2/1/27	13,510	12,382
	Becton Dickinson & Co.	3.734%	12/15/24	3,786	3,725
	Becton Dickinson & Co.	3.700%	6/6/27	11,515	11,160
	Becton Dickinson & Co.	4.693%	2/13/28	4,185	4,205
	Biogen Inc.	4.050%	9/15/25	11,490	11,302
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,250	3,087
	Boston Scientific Corp.	1.900%	6/1/25	4,955	4,745
	Bristol-Myers Squibb Co.	0.750%	11/13/25	4,928	4,600
	Bristol-Myers Squibb Co.	3.200%	6/15/26	6,892	6,689
	Bristol-Myers Squibb Co.	1.125%	11/13/27	5,030	4,475
	Bristol-Myers Squibb Co.	3.450%	11/15/27	4,865	4,721
	Bristol-Myers Squibb Co.	3.900%	2/20/28	9,175	9,015
	Cardinal Health Inc.	3.750%	9/15/25	4,077	3,984
	Cardinal Health Inc.	3.410%	6/15/27	3,392	3,256
	Cencora Inc.	3.250%	3/1/25	4,367	4,274
	Cencora Inc.	3.450%	12/15/27	5,116	4,929
	Centene Corp.	4.250%	12/15/27	12,088	11,675
	Centene Corp.	2.450%	7/15/28	11,180	9,986
[3]	Cigna Group	3.250%	4/15/25	4,575	4,465
	Cigna Group	4.125%	11/15/25	15,962	15,763
[3]	Cigna Group	4.500%	2/25/26	4,080	4,051
	Cigna Group	1.250%	3/15/26	5,550	5,145
[3]	Cigna Group	3.400%	3/1/27	14,468	13,945
	Cigna Group	4.375%	10/15/28	20,995	20,830
	CommonSpirit Health	1.547%	10/1/25	4,716	4,413
	CommonSpirit Health	6.073%	11/1/27	3,000	3,089
	CVS Health Corp.	4.100%	3/25/25	501	496
	CVS Health Corp.	3.875%	7/20/25	31,208	30,651
	CVS Health Corp.	2.875%	6/1/26	10,933	10,447
	CVS Health Corp.	3.000%	8/15/26	3,855	3,687
	CVS Health Corp.	3.625%	4/1/27	3,071	2,977
	CVS Health Corp.	1.300%	8/21/27	4,910	4,364
	CVS Health Corp.	4.300%	3/25/28	27,783	27,309
	CVS Health Corp.	3.250%	8/15/29	4,957	4,616
	Danaher Corp.	3.350%	9/15/25	1,721	1,683
	Edwards Lifesciences Corp.	4.300%	6/15/28	4,075	4,016
	Elevance Health Inc.	2.375%	1/15/25	9,181	8,922
	Elevance Health Inc.	5.350%	10/15/25	2,043	2,058
	Elevance Health Inc.	4.900%	2/8/26	3,745	3,739
	Elevance Health Inc.	1.500%	3/15/26	4,460	4,161
	Elevance Health Inc.	4.101%	3/1/28	16,946	16,703
	Eli Lilly & Co.	5.500%	3/15/27	2,975	3,092
	GE HealthCare Technologies Inc.	5.600%	11/15/25	5,645	5,695
	GE HealthCare Technologies Inc.	5.650%	11/15/27	9,390	9,722
	Gilead Sciences Inc.	3.500%	2/1/25	7,280	7,166
	Gilead Sciences Inc.	3.650%	3/1/26	24,539	24,046
	Gilead Sciences Inc.	2.950%	3/1/27	13,775	13,139
	Gilead Sciences Inc.	1.200%	10/1/27	2,440	2,173
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	8,734	8,589
	HCA Inc.	5.375%	2/1/25	18,640	18,632
	HCA Inc.	5.250%	4/15/25	14,083	14,081
	HCA Inc.	5.875%	2/15/26	11,101	11,204
	HCA Inc.	5.250%	6/15/26	9,453	9,501
	HCA Inc.	5.375%	9/1/26	5,032	5,058
	HCA Inc.	4.500%	2/15/27	2,385	2,360
	HCA Inc.	3.125%	3/15/27	12,430	11,786
	HCA Inc.	5.200%	6/1/28	4,140	4,181
	HCA Inc.	5.625%	9/1/28	7,390	7,563
	Humana Inc.	4.500%	4/1/25	4,965	4,928
	Humana Inc.	3.950%	3/15/27	3,210	3,139
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	5.750%	3/1/28	2,156	2,242
	Illumina Inc.	5.800%	12/12/25	3,000	3,021
	Illumina Inc.	5.750%	12/13/27	4,875	5,001
	Johnson & Johnson	2.625%	1/15/25	3,083	3,017
	Johnson & Johnson	0.550%	9/1/25	3,940	3,693
	Johnson & Johnson	2.450%	3/1/26	11,460	11,018
	Johnson & Johnson	2.950%	3/3/27	12,978	12,529
	Johnson & Johnson	0.950%	9/1/27	1,111	992
	Johnson & Johnson	2.900%	1/15/28	1,725	1,651
	Kaiser Foundation Hospitals	3.150%	5/1/27	4,122	3,945
	Laboratory Corp. of America Holdings	2.300%	12/1/24	3,997	3,887
	Laboratory Corp. of America Holdings	3.600%	2/1/25	4,332	4,259
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,585	4,236
	McKesson Corp.	0.900%	12/3/25	4,271	3,963
	McKesson Corp.	5.250%	2/15/26	3,020	3,021
	McKesson Corp.	3.950%	2/16/28	1,800	1,774
	McKesson Corp.	4.900%	7/15/28	839	854
	Medtronic Global Holdings SCA	4.250%	3/30/28	7,840	7,812
	Merck & Co. Inc.	2.750%	2/10/25	9,739	9,523
	Merck & Co. Inc.	0.750%	2/24/26	6,003	5,566
	Merck & Co. Inc.	1.700%	6/10/27	16,439	15,086
	Merck & Co. Inc.	4.050%	5/17/28	3,975	3,963
	Mylan Inc.	4.550%	4/15/28	6,720	6,530
	Novartis Capital Corp.	1.750%	2/14/25	7,741	7,494
	Novartis Capital Corp.	3.000%	11/20/25	5,662	5,510
	Novartis Capital Corp.	2.000%	2/14/27	15,127	14,169
	Novartis Capital Corp.	3.100%	5/17/27	4,859	4,677
[3]	PeaceHealth Obligated Group	1.375%	11/15/25	2,217	2,053
	Pfizer Inc.	0.800%	5/28/25	5,200	4,922
	Pfizer Inc.	2.750%	6/3/26	9,719	9,323
	Pfizer Inc.	3.000%	12/15/26	9,333	8,997
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	21,566	21,517
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	21,566	21,507
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	36,000	36,006
[3]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	2,742	2,578
	Quest Diagnostics Inc.	3.500%	3/30/25	4,747	4,646
	Quest Diagnostics Inc.	3.450%	6/1/26	8,009	7,788
	Revvity Inc.	1.900%	9/15/28	3,200	2,772
	Royalty Pharma plc	1.200%	9/2/25	4,835	4,514
	Royalty Pharma plc	1.750%	9/2/27	4,940	4,434
	Sanofi SA	3.625%	6/19/28	4,985	4,884
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	12,468	11,997
[3]	SSM Health Care Corp.	3.823%	6/1/27	2,994	2,900
	SSM Health Care Corp.	4.894%	6/1/28	3,500	3,513
	Stryker Corp.	3.375%	11/1/25	3,927	3,823
	Stryker Corp.	3.500%	3/15/26	1,545	1,507
	Stryker Corp.	3.650%	3/7/28	4,867	4,712
[3]	Sutter Health	1.321%	8/15/25	2,580	2,412
[3]	Sutter Health	3.695%	8/15/28	2,300	2,203
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	10,808	10,971
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	5,095	5,178
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,903	5,000
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	4,387	3,914
	UnitedHealth Group Inc.	3.750%	7/15/25	13,446	13,256
	UnitedHealth Group Inc.	5.150%	10/15/25	6,550	6,627
	UnitedHealth Group Inc.	3.700%	12/15/25	4,677	4,602
	UnitedHealth Group Inc.	1.250%	1/15/26	1,168	1,094
	UnitedHealth Group Inc.	3.100%	3/15/26	1,675	1,627
	UnitedHealth Group Inc.	1.150%	5/15/26	10,906	10,104
	UnitedHealth Group Inc.	3.450%	1/15/27	4,915	4,807

19

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.375%	4/15/27	7,966	7,715
	UnitedHealth Group Inc.	3.700%	5/15/27	6,415	6,285
	UnitedHealth Group Inc.	5.250%	2/15/28	5,127	5,303
	UnitedHealth Group Inc.	3.850%	6/15/28	8,050	7,889
	UnitedHealth Group Inc.	3.875%	12/15/28	4,983	4,882
	Universal Health Services Inc.	1.650%	9/1/26	4,495	4,089
[3]	UPMC	3.600%	4/3/25	5,665	5,530
	Utah Acquisition Sub Inc.	3.950%	6/15/26	16,100	15,586
	Viatris Inc.	1.650%	6/22/25	4,550	4,309
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	4,637	4,478
	Zoetis Inc.	5.400%	11/14/25	5,030	5,072
	Zoetis Inc.	3.900%	8/20/28	570	558
					1,199,257
Industrials (1.7%)
	3M Co.	2.000%	2/14/25	4,480	4,316
	3M Co.	2.650%	4/15/25	2,900	2,811
[3]	3M Co.	3.000%	8/7/25	8,045	7,801
[3]	3M Co.	2.250%	9/19/26	2,099	1,964
	3M Co.	2.875%	10/15/27	4,520	4,253
[3]	3M Co.	3.625%	9/14/28	2,500	2,383
	Amphenol Corp.	2.050%	3/1/25	3,050	2,945
[3]	BNSF Funding Trust I	6.613%	12/15/55	3,664	3,572
	Boeing Co.	4.875%	5/1/25	17,762	17,681
	Boeing Co.	2.600%	10/30/25	4,834	4,621
	Boeing Co.	2.750%	2/1/26	4,552	4,357
	Boeing Co.	2.196%	2/4/26	43,944	41,526
	Boeing Co.	3.100%	5/1/26	4,999	4,806
	Boeing Co.	2.250%	6/15/26	6,739	6,318
	Boeing Co.	2.700%	2/1/27	5,469	5,159
	Boeing Co.	5.040%	5/1/27	16,099	16,248
	Boeing Co.	3.250%	2/1/28	7,702	7,306
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	7,789	7,619
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	6,067	5,961
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	4,080	3,935
	Canadian National Railway Co.	2.750%	3/1/26	3,337	3,214
	Canadian Pacific Railway Co.	2.900%	2/1/25	6,441	6,275
	Canadian Pacific Railway Co.	1.750%	12/2/26	8,054	7,433
	Carrier Global Corp.	2.242%	2/15/25	9,883	9,562
[5]	Carrier Global Corp.	5.800%	11/30/25	2,735	2,773
	Carrier Global Corp.	2.493%	2/15/27	13,635	12,833
[3]	Caterpillar Financial Services Corp.	4.900%	1/17/25	5,035	5,037
[3]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,085	3,906
	Caterpillar Financial Services Corp.	5.150%	8/11/25	4,850	4,886
[3]	Caterpillar Financial Services Corp.	3.650%	8/12/25	4,726	4,651
[3]	Caterpillar Financial Services Corp.	0.800%	11/13/25	2,572	2,402
	Caterpillar Financial Services Corp.	0.900%	3/2/26	6,106	5,661
[3]	Caterpillar Financial Services Corp.	4.350%	5/15/26	7,500	7,485
[3]	Caterpillar Financial Services Corp.	1.150%	9/14/26	3,350	3,076
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/27	9,191	8,499
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/27	11,288	11,028
	CH Robinson Worldwide Inc.	4.200%	4/15/28	5,000	4,839
	CNH Industrial Capital LLC	5.450%	10/14/25	2,224	2,237
	CNH Industrial Capital LLC	1.875%	1/15/26	3,740	3,509
	CNH Industrial Capital LLC	4.550%	4/10/28	12,095	11,935
	CNH Industrial Capital LLC	5.500%	1/12/29	3,500	3,609
	CSX Corp.	3.350%	11/1/25	7,870	7,677
	CSX Corp.	2.600%	11/1/26	5,475	5,213
	CSX Corp.	3.250%	6/1/27	1,068	1,030
	Cummins Inc.	0.750%	9/1/25	2,396	2,246
	Deere & Co.	2.750%	4/15/25	3,919	3,822
[5]	Delta Air Lines Inc.	4.750%	10/20/28	10,000	9,831
	Dover Corp.	3.150%	11/15/25	3,571	3,455
	Eaton Corp.	3.103%	9/15/27	5,374	5,145
	Emerson Electric Co.	3.150%	6/1/25	914	894
	Emerson Electric Co.	0.875%	10/15/26	3,814	3,461
	Emerson Electric Co.	1.800%	10/15/27	4,663	4,257
	Emerson Electric Co.	2.000%	12/21/28	7,000	6,277
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	3.250%	4/1/26	3,050	2,950
	FedEx Corp.	4.200%	10/17/28	6,000	5,901
	Fortive Corp.	3.150%	6/15/26	5,278	5,072
	General Dynamics Corp.	3.250%	4/1/25	3,975	3,897
	General Dynamics Corp.	3.500%	5/15/25	3,457	3,398
	General Dynamics Corp.	3.500%	4/1/27	5,090	4,956
	General Dynamics Corp.	2.625%	11/15/27	4,140	3,881
	General Dynamics Corp.	3.750%	5/15/28	8,334	8,185
	HEICO Corp.	5.250%	8/1/28	2,000	2,043
	Hexcel Corp.	4.200%	2/15/27	3,379	3,256
	Honeywell International Inc.	1.350%	6/1/25	2,194	2,095
	Honeywell International Inc.	2.500%	11/1/26	5,174	4,929
	Honeywell International Inc.	1.100%	3/1/27	7,621	6,916
	Honeywell International Inc.	4.950%	2/15/28	4,525	4,661
	Howmet Aerospace Inc.	3.000%	1/15/29	1,667	1,523
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	319	312
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	5,667	5,359
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	2,500	2,202
	Illinois Tool Works Inc.	2.650%	11/15/26	6,476	6,184
	Ingersoll Rand Inc.	5.400%	8/14/28	585	603
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,000	4,178
	JB Hunt Transport Services Inc.	3.875%	3/1/26	6,102	5,971
[3]	John Deere Capital Corp.	2.050%	1/9/25	8,914	8,667
[3]	John Deere Capital Corp.	1.250%	1/10/25	6,880	6,636
[3]	John Deere Capital Corp.	3.400%	6/6/25	4,622	4,548
[3]	John Deere Capital Corp.	4.950%	6/6/25	4,900	4,920
[3]	John Deere Capital Corp.	4.050%	9/8/25	4,060	4,024
	John Deere Capital Corp.	5.300%	9/8/25	4,000	4,054
[3]	John Deere Capital Corp.	4.800%	1/9/26	2,410	2,423
[3]	John Deere Capital Corp.	0.700%	1/15/26	5,745	5,327
[3]	John Deere Capital Corp.	5.050%	3/3/26	3,000	3,045
[3]	John Deere Capital Corp.	4.750%	6/8/26	2,105	2,120
[3]	John Deere Capital Corp.	1.050%	6/17/26	4,650	4,284
[3]	John Deere Capital Corp.	5.150%	9/8/26	2,800	2,852
[3]	John Deere Capital Corp.	2.250%	9/14/26	5,064	4,787
[3]	John Deere Capital Corp.	1.300%	10/13/26	5,235	4,814
[3]	John Deere Capital Corp.	1.700%	1/11/27	5,260	4,857
[3]	John Deere Capital Corp.	1.750%	3/9/27	1,446	1,332
[3]	John Deere Capital Corp.	4.150%	9/15/27	14,735	14,641
[3]	John Deere Capital Corp.	3.050%	1/6/28	235	224
[3]	John Deere Capital Corp.	4.750%	1/20/28	12,068	12,267
[3]	John Deere Capital Corp.	4.900%	3/3/28	6,450	6,570
[3]	John Deere Capital Corp.	4.950%	7/14/28	12,356	12,664
[3]	Johnson Controls International plc	3.900%	2/14/26	3,064	2,994
	Keysight Technologies Inc.	4.600%	4/6/27	4,545	4,532
	Kirby Corp.	4.200%	3/1/28	4,693	4,527
	L3Harris Technologies Inc.	3.832%	4/27/25	5,765	5,664
	L3Harris Technologies Inc.	5.400%	1/15/27	3,027	3,091
	L3Harris Technologies Inc.	4.400%	6/15/28	7,674	7,581
[3]	L3Harris Technologies Inc.	4.400%	6/15/28	8,463	8,365
	Lennox International Inc.	1.350%	8/1/25	3,773	3,552
	Lennox International Inc.	5.500%	9/15/28	3,200	3,289
	LKQ Corp.	5.750%	6/15/28	5,975	6,137
	Lockheed Martin Corp.	4.950%	10/15/25	3,848	3,883
	Lockheed Martin Corp.	3.550%	1/15/26	6,925	6,804
	Lockheed Martin Corp.	5.100%	11/15/27	18,520	19,120
	Lockheed Martin Corp.	4.450%	5/15/28	9,945	10,006
[5]	Mileage Plus Holdings LLC	6.500%	6/20/27	4,900	4,914
	Norfolk Southern Corp.	3.650%	8/1/25	592	580
	Norfolk Southern Corp.	2.900%	6/15/26	3,780	3,627
	Norfolk Southern Corp.	3.150%	6/1/27	2,542	2,430
	Norfolk Southern Corp.	3.800%	8/1/28	1,865	1,816
	Northrop Grumman Corp.	2.930%	1/15/25	4,903	4,792
	Northrop Grumman Corp.	3.200%	2/1/27	5,955	5,729
	Northrop Grumman Corp.	3.250%	1/15/28	16,876	16,137
	Otis Worldwide Corp.	2.056%	4/5/25	7,582	7,295
	Otis Worldwide Corp.	2.293%	4/5/27	4,599	4,286

20

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Otis Worldwide Corp.	5.250%	8/16/28	5,625	5,791
[3]	PACCAR Financial Corp.	1.800%	2/6/25	4,642	4,492
[3]	PACCAR Financial Corp.	5.050%	8/10/26	1,885	1,912
	PACCAR Financial Corp.	4.600%	1/10/28	4,975	5,024
[3]	PACCAR Financial Corp.	4.950%	8/10/28	2,025	2,090
	Parker-Hannifin Corp.	3.250%	3/1/27	2,760	2,649
	Parker-Hannifin Corp.	4.250%	9/15/27	7,515	7,450
	Precision Castparts Corp.	3.250%	6/15/25	5,704	5,587
[5]	Regal Rexnord Corp.	6.050%	2/15/26	6,500	6,569
[5]	Regal Rexnord Corp.	6.050%	4/15/28	4,180	4,236
	Republic Services Inc.	3.200%	3/15/25	6,765	6,611
	Republic Services Inc.	0.875%	11/15/25	3,707	3,435
	Republic Services Inc.	2.900%	7/1/26	4,783	4,595
	Republic Services Inc.	3.950%	5/15/28	987	968
	Rockwell Automation Inc.	2.875%	3/1/25	1,036	1,013
	RTX Corp.	3.950%	8/16/25	9,728	9,590
	RTX Corp.	5.000%	2/27/26	1,225	1,230
	RTX Corp.	3.500%	3/15/27	8,158	7,862
	RTX Corp.	3.125%	5/4/27	11,662	11,095
	RTX Corp.	4.125%	11/16/28	13,119	12,816
[3]	Ryder System Inc.	4.625%	6/1/25	7,209	7,155
[3]	Ryder System Inc.	3.350%	9/1/25	957	929
[3]	Ryder System Inc.	1.750%	9/1/26	3,111	2,867
[3]	Ryder System Inc.	2.850%	3/1/27	2,030	1,907
[3]	Ryder System Inc.	5.650%	3/1/28	4,710	4,852
[3]	Ryder System Inc.	5.250%	6/1/28	6,075	6,159
	Ryder System Inc.	6.300%	12/1/28	3,000	3,181
	Southwest Airlines Co.	5.250%	5/4/25	5,572	5,573
	Southwest Airlines Co.	5.125%	6/15/27	4,815	4,837
	Southwest Airlines Co.	3.450%	11/16/27	2,285	2,163
	Teledyne Technologies Inc.	1.600%	4/1/26	2,911	2,700
	Teledyne Technologies Inc.	2.250%	4/1/28	5,240	4,746
	Textron Inc.	3.875%	3/1/25	4,084	4,017
	Textron Inc.	4.000%	3/15/26	2,375	2,329
	Textron Inc.	3.650%	3/15/27	3,892	3,734
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	5,000	4,883
	Trimble Inc.	4.750%	12/1/24	3,307	3,276
	Trimble Inc.	4.900%	6/15/28	2,965	2,983
	Tyco Electronics Group SA	4.500%	2/13/26	4,500	4,484
	Tyco Electronics Group SA	3.700%	2/15/26	3,149	3,085
	Tyco Electronics Group SA	3.125%	8/15/27	4,857	4,635
	Union Pacific Corp.	3.250%	1/15/25	6,289	6,166
	Union Pacific Corp.	3.750%	7/15/25	1,517	1,493
	Union Pacific Corp.	3.250%	8/15/25	4,168	4,076
	Union Pacific Corp.	2.750%	3/1/26	2,272	2,189
	Union Pacific Corp.	3.950%	9/10/28	11,000	10,927
[3]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	541	522
[3]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,400	2,277
[3]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	3,891	3,662
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	9,705	9,808
[3]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,499	4,367
	United Parcel Service Inc.	3.900%	4/1/25	1,264	1,250
	United Parcel Service Inc.	2.400%	11/15/26	5,003	4,759
	United Parcel Service Inc.	3.050%	11/15/27	7,370	7,064
[5]	Veralto Corp.	5.350%	9/18/28	6,000	6,150
	Vontier Corp.	1.800%	4/1/26	4,422	4,067
	Waste Management Inc.	0.750%	11/15/25	4,468	4,152
	Waste Management Inc.	3.150%	11/15/27	10,145	9,720
	Waste Management Inc.	2.000%	6/1/29	3,975	3,538
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,103	4,938
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	5,000	4,782
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	6,164	6,097
	WW Grainger Inc.	1.850%	2/15/25	4,100	3,958
	Xylem Inc.	3.250%	11/1/26	2,124	2,047
	Xylem Inc.	1.950%	1/30/28	4,715	4,267
					976,205
Materials (0.6%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	3,372	3,192
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,202	4,795
	Albemarle Corp.	4.650%	6/1/27	2,500	2,457
	Amcor Flexibles North America Inc.	4.000%	5/17/25	4,208	4,136
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	3,657	3,294
	ArcelorMittal SA	4.550%	3/11/26	3,097	3,051
	ArcelorMittal SA	6.550%	11/29/27	4,561	4,788
	Berry Global Inc.	1.570%	1/15/26	4,629	4,305
	Berry Global Inc.	1.650%	1/15/27	6,225	5,611
[5]	Berry Global Inc.	5.500%	4/15/28	4,340	4,394
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	7,844	7,887
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	5,000	5,113
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	7,140	7,213
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	2,000	2,056
	Carlisle Cos. Inc.	3.500%	12/1/24	2,451	2,404
	Celanese US Holdings LLC	6.050%	3/15/25	4,091	4,114
	Celanese US Holdings LLC	1.400%	8/5/26	3,322	3,029
	Celanese US Holdings LLC	6.165%	7/15/27	14,480	14,853
	Celanese US Holdings LLC	6.350%	11/15/28	4,800	5,033
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	3,450	3,214
	Dow Chemical Co.	4.550%	11/30/25	269	266
	Dow Chemical Co.	4.800%	11/30/28	3,700	3,738
	DuPont de Nemours Inc.	4.493%	11/15/25	8,064	8,013
	DuPont de Nemours Inc.	4.725%	11/15/28	14,000	14,222
	Eastman Chemical Co.	3.800%	3/15/25	6,077	5,973
	Eastman Chemical Co.	4.500%	12/1/28	3,000	2,938
	Ecolab Inc.	2.700%	11/1/26	6,913	6,621
	Ecolab Inc.	3.250%	12/1/27	4,080	3,918
	Ecolab Inc.	5.250%	1/15/28	2,650	2,739
	EIDP Inc.	1.700%	7/15/25	3,974	3,772
	EIDP Inc.	4.500%	5/15/26	4,200	4,188
	FMC Corp.	5.150%	5/18/26	1,900	1,898
	FMC Corp.	3.200%	10/1/26	4,690	4,439
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,725	4,678
	Freeport-McMoRan Inc.	4.125%	3/1/28	2,850	2,733
	Freeport-McMoRan Inc.	4.375%	8/1/28	271	261
	Freeport-McMoRan Inc.	5.250%	9/1/29	691	700
[5]	Georgia-Pacific LLC	1.750%	9/30/25	2,100	1,987
[5]	Georgia-Pacific LLC	2.100%	4/30/27	1,300	1,198
	Kinross Gold Corp.	4.500%	7/15/27	4,000	3,911
	Linde Inc.	2.650%	2/5/25	2,371	2,313
	Linde Inc.	4.700%	12/5/25	4,455	4,463
	Linde Inc.	3.200%	1/30/26	4,242	4,123
	LYB International Finance II BV	3.500%	3/2/27	2,030	1,959
	LYB International Finance III LLC	1.250%	10/1/25	3,240	3,027
	Mosaic Co.	4.050%	11/15/27	5,000	4,878
	Mosaic Co.	5.375%	11/15/28	2,400	2,452
	Nucor Corp.	3.950%	5/23/25	2,075	2,042
	Nucor Corp.	2.000%	6/1/25	7,617	7,316
	Nucor Corp.	4.300%	5/23/27	4,160	4,117
	Nucor Corp.	3.950%	5/1/28	1,582	1,545
	Nutrien Ltd.	3.000%	4/1/25	5,190	5,044
	Nutrien Ltd.	5.950%	11/7/25	2,135	2,174
	Nutrien Ltd.	4.000%	12/15/26	4,036	3,949
	Nutrien Ltd.	4.900%	3/27/28	4,498	4,545
	Packaging Corp. of America	3.400%	12/15/27	3,867	3,686
	PPG Industries Inc.	1.200%	3/15/26	4,945	4,573

21

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPG Industries Inc.	3.750%	3/15/28	1,446	1,394
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,500	2,340
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	4,940	5,447
	RPM International Inc.	3.750%	3/15/27	3,728	3,584
	Sherwin-Williams Co.	3.450%	8/1/25	4,890	4,761
	Sherwin-Williams Co.	4.250%	8/8/25	1,550	1,537
	Sherwin-Williams Co.	3.950%	1/15/26	4,124	4,057
	Sherwin-Williams Co.	3.450%	6/1/27	5,671	5,478
	Sonoco Products Co.	2.250%	2/1/27	3,000	2,760
	Southern Copper Corp.	3.875%	4/23/25	4,920	4,818
	Steel Dynamics Inc.	2.400%	6/15/25	7,809	7,480
	Steel Dynamics Inc.	5.000%	12/15/26	1,500	1,506
	Suzano International Finance BV	4.000%	1/14/25	2,781	2,719
	Suzano International Finance BV	5.500%	1/17/27	4,934	4,993
	Vulcan Materials Co.	4.500%	4/1/25	3,012	2,976
	Vulcan Materials Co.	3.900%	4/1/27	2,601	2,516
	Westlake Corp.	3.600%	8/15/26	5,782	5,588
	WRKCo Inc.	3.750%	3/15/25	5,145	5,048
	WRKCo Inc.	4.650%	3/15/26	5,450	5,414
	WRKCo Inc.	4.000%	3/15/28	4,354	4,205
	WRKCo Inc.	3.900%	6/1/28	4,882	4,663
					318,622
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	2,047	1,777
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	10,033	9,804
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	4,522	4,403
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1,370	1,313
	American Homes 4 Rent LP	4.250%	2/15/28	3,819	3,707
	American Tower Corp.	2.950%	1/15/25	5,191	5,064
	American Tower Corp.	2.400%	3/15/25	4,718	4,564
	American Tower Corp.	4.000%	6/1/25	4,706	4,627
	American Tower Corp.	1.300%	9/15/25	693	649
	American Tower Corp.	4.400%	2/15/26	4,215	4,165
	American Tower Corp.	1.600%	4/15/26	2,506	2,318
	American Tower Corp.	1.450%	9/15/26	4,060	3,702
	American Tower Corp.	3.375%	10/15/26	10,803	10,361
	American Tower Corp.	2.750%	1/15/27	4,388	4,114
	American Tower Corp.	3.125%	1/15/27	4,279	4,047
	American Tower Corp.	3.650%	3/15/27	4,975	4,788
	American Tower Corp.	3.600%	1/15/28	6,226	5,933
	American Tower Corp.	5.500%	3/15/28	5,458	5,585
	American Tower Corp.	5.250%	7/15/28	4,030	4,097
	American Tower Corp.	5.800%	11/15/28	5,000	5,204
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	4,113	4,028
[3]	AvalonBay Communities Inc.	3.500%	11/15/25	3,909	3,800
[3]	AvalonBay Communities Inc.	2.900%	10/15/26	2,569	2,446
[3]	AvalonBay Communities Inc.	3.350%	5/15/27	3,573	3,420
[3]	AvalonBay Communities Inc.	3.200%	1/15/28	3,374	3,203
	Boston Properties LP	3.200%	1/15/25	5,010	4,863
	Boston Properties LP	2.750%	10/1/26	4,655	4,318
	Boston Properties LP	6.750%	12/1/27	5,925	6,212
	Brixmor Operating Partnership LP	3.850%	2/1/25	5,868	5,747
	Brixmor Operating Partnership LP	3.900%	3/15/27	4,995	4,760
	Brixmor Operating Partnership LP	2.250%	4/1/28	2,000	1,776
	Camden Property Trust	4.100%	10/15/28	2,440	2,374
	CBRE Services Inc.	4.875%	3/1/26	5,030	5,027
	Corporate Office Properties LP	2.250%	3/15/26	2,887	2,696
	Crown Castle Inc.	1.350%	7/15/25	8,375	7,908
	Crown Castle Inc.	4.450%	2/15/26	10,590	10,433
	Crown Castle Inc.	3.700%	6/15/26	4,375	4,227
	Crown Castle Inc.	1.050%	7/15/26	4,370	3,946
	Crown Castle Inc.	4.000%	3/1/27	5,720	5,537
	Crown Castle Inc.	2.900%	3/15/27	4,744	4,440
	Crown Castle Inc.	5.000%	1/11/28	7,157	7,135
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	3.800%	2/15/28	5,704	5,428
	Crown Castle Inc.	4.800%	9/1/28	3,000	2,962
	CubeSmart LP	4.000%	11/15/25	645	629
	CubeSmart LP	3.125%	9/1/26	3,430	3,255
	CubeSmart LP	2.250%	12/15/28	541	478
	Digital Realty Trust LP	3.700%	8/15/27	4,611	4,450
	Digital Realty Trust LP	5.550%	1/15/28	6,905	7,042
	EPR Properties	4.500%	4/1/25	564	555
	EPR Properties	4.750%	12/15/26	1,181	1,132
	EPR Properties	4.500%	6/1/27	1,516	1,425
	EPR Properties	4.950%	4/15/28	4,000	3,806
	Equinix Inc.	1.250%	7/15/25	2,250	2,119
	Equinix Inc.	1.000%	9/15/25	4,790	4,472
	Equinix Inc.	1.450%	5/15/26	3,478	3,214
	Equinix Inc.	2.900%	11/18/26	4,758	4,527
	Equinix Inc.	1.800%	7/15/27	4,821	4,371
	Equinix Inc.	1.550%	3/15/28	3,824	3,361
	ERP Operating LP	3.375%	6/1/25	3,365	3,292
	ERP Operating LP	2.850%	11/1/26	3,778	3,589
	ERP Operating LP	3.250%	8/1/27	1,449	1,379
	ERP Operating LP	4.150%	12/1/28	4,483	4,405
	Essex Portfolio LP	3.500%	4/1/25	4,418	4,325
	Essex Portfolio LP	3.375%	4/15/26	4,095	3,950
	Essex Portfolio LP	3.625%	5/1/27	4,887	4,662
	Essex Portfolio LP	1.700%	3/1/28	2,247	1,969
	Extra Space Storage LP	3.500%	7/1/26	2,648	2,549
	Extra Space Storage LP	5.700%	4/1/28	5,270	5,404
	Federal Realty OP LP	3.250%	7/15/27	2,711	2,536
	Federal Realty OP LP	5.375%	5/1/28	4,400	4,444
	GLP Capital LP	5.250%	6/1/25	6,299	6,282
	GLP Capital LP	5.375%	4/15/26	8,138	8,101
	GLP Capital LP	5.750%	6/1/28	4,000	4,033
	Healthcare Realty Holdings LP	3.500%	8/1/26	3,883	3,709
	Healthpeak OP LLC	3.400%	2/1/25	3,230	3,153
	Healthpeak OP LLC	4.000%	6/1/25	3,456	3,391
	Healthpeak OP LLC	3.250%	7/15/26	3,546	3,410
	Healthpeak OP LLC	2.125%	12/1/28	541	476
	Highwoods Realty LP	3.875%	3/1/27	2,917	2,708
	Highwoods Realty LP	4.125%	3/15/28	3,000	2,761
[3]	Host Hotels & Resorts LP	4.000%	6/15/25	1,290	1,260
[3]	Host Hotels & Resorts LP	4.500%	2/1/26	3,820	3,750
	Hudson Pacific Properties LP	5.950%	2/15/28	1,920	1,716
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,664	3,262
	Kilroy Realty LP	3.450%	12/15/24	3,779	3,687
	Kilroy Realty LP	4.375%	10/1/25	2,403	2,339
	Kilroy Realty LP	4.750%	12/15/28	1,321	1,258
	Kimco Realty OP LLC	3.300%	2/1/25	4,269	4,171
	Kimco Realty OP LLC	3.850%	6/1/25	2,025	1,973
	Kimco Realty OP LLC	2.800%	10/1/26	4,565	4,303
	Kimco Realty OP LLC	3.800%	4/1/27	2,575	2,473
	Kimco Realty OP LLC	1.900%	3/1/28	2,314	2,041
	Kite Realty Group LP	4.000%	10/1/26	3,253	3,077
	Kite Realty Group Trust	4.000%	3/15/25	785	765
	LXP Industrial Trust	6.750%	11/15/28	1,875	1,970
	Mid-America Apartments LP	4.000%	11/15/25	2,274	2,233
	Mid-America Apartments LP	1.100%	9/15/26	1,390	1,261
	Mid-America Apartments LP	3.600%	6/1/27	3,140	3,032
	Mid-America Apartments LP	4.200%	6/15/28	1,853	1,814
	NNN REIT Inc.	4.000%	11/15/25	139	136
	NNN REIT Inc.	3.600%	12/15/26	4,907	4,691
	NNN REIT Inc.	3.500%	10/15/27	700	661
	NNN REIT Inc.	4.300%	10/15/28	2,227	2,157
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,273	4,203
	Omega Healthcare Investors Inc.	5.250%	1/15/26	4,302	4,277
	Omega Healthcare Investors Inc.	4.750%	1/15/28	5,325	5,139
	Physicians Realty LP	4.300%	3/15/27	3,903	3,800

22

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Physicians Realty LP	3.950%	1/15/28	1,605	1,526
	Piedmont Operating Partnership LP	9.250%	7/20/28	2,665	2,816
	Prologis LP	3.250%	10/1/26	4,743	4,577
	Prologis LP	2.125%	4/15/27	4,978	4,596
	Prologis LP	3.375%	12/15/27	1,598	1,524
	Prologis LP	4.875%	6/15/28	4,970	5,038
	Prologis LP	3.875%	9/15/28	826	798
	Prologis LP	4.000%	9/15/28	2,800	2,737
	Public Storage Operating Co.	0.875%	2/15/26	1,618	1,497
	Public Storage Operating Co.	1.500%	11/9/26	2,130	1,957
	Public Storage Operating Co.	3.094%	9/15/27	1,879	1,790
	Public Storage Operating Co.	1.850%	5/1/28	1,004	903
	Public Storage Operating Co.	1.950%	11/9/28	7,161	6,392
	Public Storage Operating Co.	5.125%	1/15/29	900	930
	Realty Income Corp.	3.875%	4/15/25	2,582	2,539
	Realty Income Corp.	4.625%	11/1/25	4,785	4,755
	Realty Income Corp.	0.750%	3/15/26	4,739	4,319
	Realty Income Corp.	4.875%	6/1/26	3,776	3,778
	Realty Income Corp.	4.125%	10/15/26	4,887	4,799
	Realty Income Corp.	3.000%	1/15/27	4,664	4,427
	Realty Income Corp.	3.950%	8/15/27	4,638	4,512
	Realty Income Corp.	3.400%	1/15/28	5,061	4,816
	Realty Income Corp.	3.650%	1/15/28	5,035	4,835
	Realty Income Corp.	2.200%	6/15/28	3,525	3,161
	Regency Centers LP	3.600%	2/1/27	4,060	3,906
	Regency Centers LP	4.125%	3/15/28	1,644	1,577
	Rexford Industrial Realty LP	5.000%	6/15/28	1,300	1,306
	Sabra Health Care LP	5.125%	8/15/26	4,772	4,698
	Simon Property Group LP	3.500%	9/1/25	6,886	6,734
	Simon Property Group LP	3.300%	1/15/26	4,090	3,967
	Simon Property Group LP	3.250%	11/30/26	1,573	1,512
	Simon Property Group LP	3.375%	6/15/27	4,000	3,836
	Simon Property Group LP	3.375%	12/1/27	3,667	3,503
	Simon Property Group LP	1.750%	2/1/28	4,670	4,198
	SITE Centers Corp.	3.625%	2/1/25	2,757	2,682
	SITE Centers Corp.	4.700%	6/1/27	4,945	4,865
	Spirit Realty LP	3.200%	1/15/27	1,942	1,834
	Spirit Realty LP	2.100%	3/15/28	1,539	1,366
	STORE Capital Corp.	4.500%	3/15/28	2,550	2,364
	Sun Communities Operating LP	2.300%	11/1/28	2,840	2,492
	Tanger Properties LP	3.125%	9/1/26	3,446	3,228
	Tanger Properties LP	3.875%	7/15/27	2,476	2,271
[3]	UDR Inc.	2.950%	9/1/26	2,672	2,536
	Ventas Realty LP	2.650%	1/15/25	4,522	4,382
	Ventas Realty LP	3.500%	2/1/25	8,152	7,966
	Ventas Realty LP	3.250%	10/15/26	3,447	3,265
	Ventas Realty LP	3.850%	4/1/27	1,059	1,018
	Ventas Realty LP	4.000%	3/1/28	2,450	2,340
	VICI Properties LP	4.375%	5/15/25	4,440	4,366
	VICI Properties LP	4.750%	2/15/28	8,820	8,670
	Vornado Realty LP	2.150%	6/1/26	4,748	4,281
	Welltower OP LLC	4.000%	6/1/25	13,364	13,128
	Welltower OP LLC	4.250%	4/15/28	4,480	4,399
	Weyerhaeuser Co.	4.750%	5/15/26	2,619	2,606
	WP Carey Inc.	4.000%	2/1/25	1,835	1,808
	WP Carey Inc.	4.250%	10/1/26	2,355	2,299
					592,146
Technology (2.2%)
	Adobe Inc.	1.900%	2/1/25	1,621	1,572
	Adobe Inc.	3.250%	2/1/25	7,163	7,040
	Adobe Inc.	2.150%	2/1/27	9,003	8,446
	Analog Devices Inc.	2.950%	4/1/25	705	690
	Analog Devices Inc.	3.500%	12/5/26	8,669	8,475
	Analog Devices Inc.	3.450%	6/15/27	4,363	4,227
	Apple Inc.	2.750%	1/13/25	11,429	11,198
	Apple Inc.	2.500%	2/9/25	12,000	11,705
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Apple Inc.	1.125%	5/11/25	21,357	20,367
Apple Inc.	3.200%	5/13/25	10,336	10,132
Apple Inc.	0.550%	8/20/25	3,727	3,505
Apple Inc.	0.700%	2/8/26	9,998	9,262
Apple Inc.	3.250%	2/23/26	22,629	22,087
Apple Inc.	2.450%	8/4/26	20,700	19,730
Apple Inc.	2.050%	9/11/26	8,746	8,247
Apple Inc.	3.350%	2/9/27	20,510	19,977
Apple Inc.	3.200%	5/11/27	16,002	15,496
Apple Inc.	3.000%	6/20/27	5,617	5,400
Apple Inc.	3.000%	11/13/27	10,000	9,592
Apple Inc.	1.200%	2/8/28	19,375	17,249
Apple Inc.	4.000%	5/10/28	22,720	22,663
Apple Inc.	1.400%	8/5/28	6,795	6,018
Applied Materials Inc.	3.900%	10/1/25	4,853	4,788
Applied Materials Inc.	3.300%	4/1/27	8,780	8,509
Arrow Electronics Inc.	4.000%	4/1/25	2,538	2,490
Arrow Electronics Inc.	3.875%	1/12/28	4,184	3,973
Autodesk Inc.	4.375%	6/15/25	2,636	2,617
Autodesk Inc.	3.500%	6/15/27	4,360	4,232
Automatic Data Processing Inc.	3.375%	9/15/25	5,072	4,974
Automatic Data Processing Inc.	1.700%	5/15/28	5,323	4,803
Avnet Inc.	4.625%	4/15/26	4,520	4,465
Avnet Inc.	6.250%	3/15/28	3,850	3,990
Block Financial LLC	5.250%	10/1/25	1,347	1,339
Broadcom Corp.	3.875%	1/15/27	23,235	22,675
Broadcom Corp.	3.500%	1/15/28	5,672	5,440
Broadcom Inc.	3.150%	11/15/25	6,926	6,710
Broadcom Inc.	3.459%	9/15/26	8,235	7,958
Broadridge Financial Solutions Inc.	3.400%	6/27/26	4,470	4,309
CDW LLC	5.500%	12/1/24	4,215	4,199
CDW LLC	4.125%	5/1/25	3,480	3,412
CDW LLC	2.670%	12/1/26	5,050	4,729
CGI Inc.	1.450%	9/14/26	4,423	4,010
Cintas Corp. No. 2	3.700%	4/1/27	10,338	10,120
Cisco Systems Inc.	2.950%	2/28/26	5,087	4,926
Cisco Systems Inc.	2.500%	9/20/26	9,021	8,606
Concentrix Corp.	6.650%	8/2/26	7,640	7,830
Concentrix Corp.	6.600%	8/2/28	5,735	5,913
Dell International LLC	5.850%	7/15/25	7,290	7,365
Dell International LLC	6.020%	6/15/26	22,435	22,959
Dell International LLC	4.900%	10/1/26	7,909	7,922
Dell International LLC	6.100%	7/15/27	3,950	4,112
Dell International LLC	5.250%	2/1/28	8,035	8,243
DXC Technology Co.	1.800%	9/15/26	2,231	2,035
DXC Technology Co.	2.375%	9/15/28	4,200	3,677
Equifax Inc.	2.600%	12/1/24	4,569	4,448
Equifax Inc.	2.600%	12/15/25	5,610	5,352
Equifax Inc.	5.100%	12/15/27	2,995	3,027
Equifax Inc.	5.100%	6/1/28	9,330	9,413
Fidelity National Information Services Inc.	1.150%	3/1/26	12,427	11,487
Fidelity National Information Services Inc.	1.650%	3/1/28	3,175	2,831
Fiserv Inc.	3.850%	6/1/25	4,555	4,473
Fiserv Inc.	3.200%	7/1/26	17,075	16,436
Fiserv Inc.	2.250%	6/1/27	3,623	3,355
Fiserv Inc.	5.450%	3/2/28	7,170	7,390
Fiserv Inc.	5.375%	8/21/28	1,634	1,682
Fiserv Inc.	4.200%	10/1/28	5,986	5,860
Flex Ltd.	4.750%	6/15/25	1,777	1,754
Flex Ltd.	3.750%	2/1/26	3,715	3,597
Fortinet Inc.	1.000%	3/15/26	3,100	2,842
Global Payments Inc.	2.650%	2/15/25	8,395	8,136
Global Payments Inc.	1.200%	3/1/26	4,573	4,202
Global Payments Inc.	4.800%	4/1/26	5,347	5,302
Global Payments Inc.	2.150%	1/15/27	4,714	4,339

23

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Global Payments Inc.	4.950%	8/15/27	2,249	2,254
	Harman International Industries Inc.	4.150%	5/15/25	3,372	3,320
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	11,629	11,588
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,525	4,214
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	7,165	7,332
	HP Inc.	2.200%	6/17/25	7,709	7,387
	HP Inc.	1.450%	6/17/26	3,376	3,109
	HP Inc.	3.000%	6/17/27	8,992	8,499
	HP Inc.	4.750%	1/15/28	14,000	14,020
	Hubbell Inc.	3.350%	3/1/26	2,557	2,477
	Intel Corp.	3.400%	3/25/25	8,620	8,475
	Intel Corp.	3.700%	7/29/25	19,865	19,552
	Intel Corp.	2.600%	5/19/26	5,134	4,914
	Intel Corp.	3.750%	3/25/27	10,101	9,896
	Intel Corp.	3.150%	5/11/27	3,761	3,615
	Intel Corp.	3.750%	8/5/27	9,310	9,124
	Intel Corp.	4.875%	2/10/28	19,159	19,479
	Intel Corp.	1.600%	8/12/28	2,625	2,322
	International Business Machines Corp.	7.000%	10/30/25	7,415	7,727
	International Business Machines Corp.	3.450%	2/19/26	6,245	6,085
	International Business Machines Corp.	3.300%	5/15/26	15,456	15,013
	International Business Machines Corp.	3.300%	1/27/27	3,298	3,178
	International Business Machines Corp.	1.700%	5/15/27	8,939	8,159
	International Business Machines Corp.	6.220%	8/1/27	3,495	3,683
	International Business Machines Corp.	4.500%	2/6/28	10,285	10,343
	Intuit Inc.	0.950%	7/15/25	3,088	2,910
	Intuit Inc.	5.125%	9/15/28	4,800	4,966
	Jabil Inc.	4.250%	5/15/27	4,270	4,160
	Juniper Networks Inc.	1.200%	12/10/25	3,136	2,906
	Kyndryl Holdings Inc.	2.050%	10/15/26	4,548	4,143
	Lam Research Corp.	3.800%	3/15/25	2,504	2,473
	Lam Research Corp.	3.750%	3/15/26	9,112	8,950
	Legrand France SA	8.500%	2/15/25	3,699	3,841
	Leidos Inc.	3.625%	5/15/25	4,502	4,391
	Marvell Technology Inc.	1.650%	4/15/26	2,658	2,475
	Marvell Technology Inc.	2.450%	4/15/28	5,000	4,523
[3]	Marvell Technology Inc.	4.875%	6/22/28	3,300	3,287
	Microchip Technology Inc.	4.250%	9/1/25	8,626	8,493
	Micron Technology Inc.	4.975%	2/6/26	70	70
	Micron Technology Inc.	4.185%	2/15/27	9,022	8,850
	Micron Technology Inc.	5.375%	4/15/28	5,475	5,574
	Microsoft Corp.	2.700%	2/12/25	12,355	12,089
	Microsoft Corp.	3.125%	11/3/25	25,425	24,837
	Microsoft Corp.	2.400%	8/8/26	14,330	13,676
[5]	Microsoft Corp.	3.400%	9/15/26	8,992	8,764
	Microsoft Corp.	3.300%	2/6/27	30,687	29,909
	Moody's Corp.	3.750%	3/24/25	5,463	5,378
	Motorola Solutions Inc.	4.600%	2/23/28	5,109	5,082
	NetApp Inc.	1.875%	6/22/25	6,376	6,066
	NetApp Inc.	2.375%	6/22/27	2,065	1,917
	Nokia OYJ	4.375%	6/12/27	3,615	3,506
	Nordson Corp.	5.600%	9/15/28	1,900	1,973
	NVIDIA Corp.	3.200%	9/16/26	7,742	7,535
	NXP BV	2.700%	5/1/25	4,542	4,377
	NXP BV	5.350%	3/1/26	3,808	3,825
	NXP BV	3.875%	6/18/26	4,784	4,661
	NXP BV	3.150%	5/1/27	5,673	5,388
	NXP BV	4.400%	6/1/27	3,120	3,082
	Oracle Corp.	2.500%	4/1/25	25,857	25,045
	Oracle Corp.	2.950%	5/15/25	9,012	8,754
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	1.650%	3/25/26	25,827	24,082
	Oracle Corp.	2.650%	7/15/26	22,814	21,641
	Oracle Corp.	2.800%	4/1/27	20,122	18,983
	Oracle Corp.	2.300%	3/25/28	19,910	18,134
	PayPal Holdings Inc.	1.650%	6/1/25	7,140	6,817
	PayPal Holdings Inc.	2.650%	10/1/26	12,560	11,933
	PayPal Holdings Inc.	3.900%	6/1/27	544	536
	Qorvo Inc.	1.750%	12/15/24	3,465	3,323
	QUALCOMM Inc.	3.450%	5/20/25	5,495	5,399
	QUALCOMM Inc.	3.250%	5/20/27	16,941	16,402
	Roper Technologies Inc.	1.000%	9/15/25	4,754	4,445
	Roper Technologies Inc.	3.850%	12/15/25	1,825	1,792
	Roper Technologies Inc.	3.800%	12/15/26	1,499	1,467
	Roper Technologies Inc.	4.200%	9/15/28	5,200	5,113
	S&P Global Inc.	2.950%	1/22/27	3,904	3,728
	S&P Global Inc.	2.450%	3/1/27	7,048	6,646
	S&P Global Inc.	4.750%	8/1/28	4,600	4,671
	Salesforce Inc.	3.700%	4/11/28	7,233	7,089
	Salesforce Inc.	1.500%	7/15/28	4,694	4,177
	Skyworks Solutions Inc.	1.800%	6/1/26	5,018	4,675
	TD SYNNEX Corp.	1.750%	8/9/26	4,627	4,200
	Texas Instruments Inc.	1.375%	3/12/25	4,653	4,478
	Texas Instruments Inc.	1.125%	9/15/26	3,660	3,363
	Texas Instruments Inc.	4.600%	2/15/28	3,600	3,662
	TSMC Arizona Corp.	1.750%	10/25/26	4,300	3,968
	TSMC Arizona Corp.	3.875%	4/22/27	7,515	7,357
	Verisk Analytics Inc.	4.000%	6/15/25	4,907	4,843
	VMware LLC	4.500%	5/15/25	9,057	8,970
	VMware LLC	1.400%	8/15/26	13,818	12,634
	VMware LLC	4.650%	5/15/27	5,515	5,467
	VMware LLC	3.900%	8/21/27	9,652	9,378
	VMware LLC	1.800%	8/15/28	2,978	2,614
	Workday Inc.	3.500%	4/1/27	8,161	7,892
					1,245,854
Utilities (1.6%)
	AEP Transmission Co. LLC	3.100%	12/1/26	4,836	4,647
	AES Corp.	1.375%	1/15/26	4,058	3,755
	AES Corp.	5.450%	6/1/28	7,000	7,110
	Alabama Power Co.	3.750%	9/1/27	4,196	4,107
	Ameren Corp.	3.650%	2/15/26	4,120	3,999
	Ameren Corp.	5.700%	12/1/26	1,710	1,750
	Ameren Corp.	1.950%	3/15/27	1,890	1,732
	Ameren Corp.	1.750%	3/15/28	4,066	3,597
	Ameren Illinois Co.	3.250%	3/1/25	3,565	3,496
[3]	American Electric Power Co. Inc.	1.000%	11/1/25	1,745	1,621
	American Electric Power Co. Inc.	5.750%	11/1/27	2,201	2,279
[3]	American Electric Power Co. Inc.	4.300%	12/1/28	5,000	4,890
	American Electric Power Co. Inc.	5.200%	1/15/29	5,500	5,580
	American Electric Power Co. Inc.	3.875%	2/15/62	5,105	4,316
	American Water Capital Corp.	2.950%	9/1/27	7,438	7,031
	American Water Capital Corp.	3.750%	9/1/28	4,000	3,851
	Appalachian Power Co.	3.400%	6/1/25	2,011	1,966
[3]	Appalachian Power Co.	3.300%	6/1/27	1,059	1,007
	Arizona Public Service Co.	3.150%	5/15/25	2,282	2,223
	Atmos Energy Corp.	3.000%	6/15/27	4,268	4,069
	Avangrid Inc.	3.150%	12/1/24	7,713	7,537
	Avangrid Inc.	3.200%	4/15/25	3,857	3,750
	Baltimore Gas & Electric Co.	2.400%	8/15/26	2,475	2,337
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,794	4,739
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	4,768	4,530
	Black Hills Corp.	3.950%	1/15/26	4,310	4,204
	Black Hills Corp.	3.150%	1/15/27	4,000	3,795
	Black Hills Corp.	5.950%	3/15/28	2,500	2,591
[3]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,350	2,214
[3]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	3,630	3,460

24

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,000	5,157
	CenterPoint Energy Inc.	1.450%	6/1/26	1,363	1,255
	CenterPoint Energy Inc.	5.250%	8/10/26	2,000	2,018
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	12,900	13,230
	Cleco Corporate Holdings LLC	3.743%	5/1/26	4,440	4,284
	CMS Energy Corp.	3.000%	5/15/26	3,865	3,692
	Commonwealth Edison Co.	2.550%	6/15/26	4,144	3,947
[3]	Connecticut Light & Power Co.	0.750%	12/1/25	6,848	6,347
[3]	Connecticut Light & Power Co.	3.200%	3/15/27	4,387	4,210
[3]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	2,761	2,699
	Constellation Energy Generation LLC	3.250%	6/1/25	8,084	7,852
	Constellation Energy Generation LLC	5.600%	3/1/28	2,611	2,689
	Consumers Energy Co.	4.650%	3/1/28	6,851	6,890
	Consumers Energy Co.	4.900%	2/15/29	3,600	3,671
[3]	Dominion Energy Inc.	3.300%	3/15/25	4,566	4,459
	Dominion Energy Inc.	3.900%	10/1/25	8,458	8,301
[3]	Dominion Energy Inc.	1.450%	4/15/26	5,512	5,109
[3]	Dominion Energy Inc.	2.850%	8/15/26	6,374	6,010
[3]	Dominion Energy Inc.	3.600%	3/15/27	1,355	1,300
	DTE Electric Co.	3.375%	3/1/25	5,325	5,230
[3]	DTE Energy Co.	1.050%	6/1/25	5,920	5,579
	DTE Energy Co.	2.850%	10/1/26	4,634	4,381
	DTE Energy Co.	4.875%	6/1/28	2,975	3,000
	Duke Energy Carolinas LLC	2.950%	12/1/26	6,093	5,885
	Duke Energy Corp.	0.900%	9/15/25	2,399	2,237
	Duke Energy Corp.	5.000%	12/8/25	2,200	2,208
	Duke Energy Corp.	2.650%	9/1/26	3,990	3,786
	Duke Energy Corp.	5.000%	12/8/27	7,500	7,587
	Duke Energy Corp.	4.300%	3/15/28	5,000	4,928
	Duke Energy Corp.	3.250%	1/15/82	2,082	1,630
	Duke Energy Florida LLC	3.200%	1/15/27	6,065	5,863
	Duke Energy Progress LLC	3.700%	9/1/28	3,500	3,393
	Edison International	4.950%	4/15/25	2,408	2,392
	Edison International	5.250%	11/15/28	5,000	5,034
	Emera US Finance LP	3.550%	6/15/26	5,067	4,879
	Enel Americas SA	4.000%	10/25/26	4,712	4,586
	Enel Chile SA	4.875%	6/12/28	6,850	6,743
	Entergy Arkansas LLC	3.500%	4/1/26	3,466	3,371
	Entergy Corp.	0.900%	9/15/25	4,865	4,530
	Entergy Corp.	2.950%	9/1/26	8,604	8,176
	Entergy Louisiana LLC	2.400%	10/1/26	4,902	4,590
	Evergy Kansas Central Inc.	2.550%	7/1/26	1,838	1,741
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,712	4,488
[3]	Eversource Energy	3.150%	1/15/25	2,617	2,553
[3]	Eversource Energy	1.400%	8/15/26	3,330	3,037
	Eversource Energy	4.600%	7/1/27	4,620	4,585
[3]	Eversource Energy	3.300%	1/15/28	2,750	2,604
	Eversource Energy	5.450%	3/1/28	17,710	18,218
[3]	Exelon Corp.	3.950%	6/15/25	10,021	9,853
	Exelon Corp.	3.400%	4/15/26	6,257	6,061
	Exelon Corp.	2.750%	3/15/27	6,251	5,887
	Exelon Corp.	5.150%	3/15/28	5,700	5,785
	Florida Power & Light Co.	2.850%	4/1/25	3,583	3,498
	Florida Power & Light Co.	3.125%	12/1/25	5,625	5,471
	Florida Power & Light Co.	4.450%	5/15/26	4,090	4,094
	Florida Power & Light Co.	5.050%	4/1/28	11,174	11,427
	Florida Power & Light Co.	4.400%	5/15/28	15,220	15,250
	Fortis Inc.	3.055%	10/4/26	5,107	4,849
	Georgia Power Co.	3.250%	3/30/27	4,533	4,328
	Georgia Power Co.	4.650%	5/16/28	12,345	12,443
	Interstate Power & Light Co.	3.250%	12/1/24	4,194	4,107
	Interstate Power & Light Co.	4.100%	9/26/28	4,000	3,887
	ITC Holdings Corp.	3.250%	6/30/26	2,947	2,834
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Louisville Gas & Electric Co.	3.300%	10/1/25	509	497
	Mississippi Power Co.	3.950%	3/30/28	2,250	2,182
	National Fuel Gas Co.	5.200%	7/15/25	2,448	2,436
	National Fuel Gas Co.	5.500%	1/15/26	5,257	5,260
	National Fuel Gas Co.	5.500%	10/1/26	1,925	1,933
	National Fuel Gas Co.	4.750%	9/1/28	2,000	1,939
	National Grid plc	5.602%	6/12/28	4,050	4,176
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,380	4,267
[3]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	2,421	2,371
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	4,181	4,222
[3]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	3,873	3,763
[3]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	3,708	3,406
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	5,645	5,358
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	4,324	4,144
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	3,925	3,973
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	4,900	5,007
[3]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,050	2,919
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,850	2,876
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	3,531	3,500
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	5,370	5,426
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	9,966	9,167
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	13,090	12,616
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	11,035	11,020
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	9,245	9,327
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	6,695	5,942
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	4,795	4,086
	NiSource Inc.	0.950%	8/15/25	7,378	6,897
	NiSource Inc.	3.490%	5/15/27	9,168	8,831
	NiSource Inc.	5.250%	3/30/28	6,290	6,424
	NSTAR Electric Co.	3.200%	5/15/27	3,689	3,563
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,457	1,421
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	3,125	2,908
[5]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	7,500	7,407
	ONE Gas Inc.	5.100%	4/1/29	1,500	1,530
	Pacific Gas & Electric Co.	3.500%	6/15/25	9,311	9,034
	Pacific Gas & Electric Co.	3.450%	7/1/25	11,157	10,809
	Pacific Gas & Electric Co.	3.150%	1/1/26	17,735	16,990
	Pacific Gas & Electric Co.	2.950%	3/1/26	2,435	2,307
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,125	4,622
	Pacific Gas & Electric Co.	3.300%	12/1/27	4,715	4,404
	Pacific Gas & Electric Co.	3.750%	7/1/28	4,450	4,168
	Pacific Gas & Electric Co.	6.100%	1/15/29	5,000	5,171
	PECO Energy Co.	3.150%	10/15/25	3,211	3,128
	Pinnacle West Capital Corp.	1.300%	6/15/25	4,850	4,568
	PPL Capital Funding Inc.	3.100%	5/15/26	4,960	4,756
[3]	Public Service Electric & Gas Co.	3.000%	5/15/25	2,707	2,641
[3]	Public Service Electric & Gas Co.	0.950%	3/15/26	1,024	947
[3]	Public Service Electric & Gas Co.	3.000%	5/15/27	2,032	1,937
[3]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,000	3,854

25

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,697	8,128
	Public Service Enterprise Group Inc.	5.850%	11/15/27	3,680	3,833
	Public Service Enterprise Group Inc.	5.875%	10/15/28	4,050	4,250
	Puget Energy Inc.	3.650%	5/15/25	4,880	4,756
	Puget Energy Inc.	2.379%	6/15/28	2,963	2,645
	San Diego Gas & Electric Co.	2.500%	5/15/26	4,102	3,913
	San Diego Gas & Electric Co.	4.950%	8/15/28	3,537	3,611
	Sempra	3.300%	4/1/25	4,835	4,716
	Sempra	3.250%	6/15/27	7,523	7,133
	Sempra	3.400%	2/1/28	3,768	3,594
	Sempra	4.125%	4/1/52	4,990	4,298
	Sierra Pacific Power Co.	2.600%	5/1/26	6,344	6,040
[3]	Southern California Edison Co.	3.700%	8/1/25	9,832	9,634
[3]	Southern California Edison Co.	1.200%	2/1/26	3,050	2,838
	Southern California Edison Co.	5.850%	11/1/27	4,473	4,672
	Southern California Edison Co.	5.300%	3/1/28	8,474	8,705
	Southern California Edison Co.	5.650%	10/1/28	2,405	2,508
	Southern California Gas Co.	3.200%	6/15/25	3,680	3,588
[3]	Southern California Gas Co.	2.600%	6/15/26	4,995	4,766
	Southern California Gas Co.	2.950%	4/15/27	5,820	5,519
	Southern Co.	5.150%	10/6/25	1,912	1,918
	Southern Co.	3.250%	7/1/26	11,472	11,066
	Southern Co.	4.850%	6/15/28	4,975	5,012
[3]	Southern Co.	4.000%	1/15/51	10,209	9,745
[3]	Southern Co.	3.750%	9/15/51	7,210	6,568
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	1,974	1,899
	Southern Power Co.	4.150%	12/1/25	1,411	1,390
	Southern Power Co.	0.900%	1/15/26	1,125	1,037
	Southwest Gas Corp.	5.800%	12/1/27	1,305	1,344
	Southwest Gas Corp.	5.450%	3/23/28	2,166	2,216
[3]	Southwestern Electric Power Co.	1.650%	3/15/26	5,269	4,911
[3]	Southwestern Electric Power Co.	2.750%	10/1/26	3,133	2,945
[3]	Southwestern Electric Power Co.	4.100%	9/15/28	4,150	4,013
	Union Electric Co.	2.950%	6/15/27	3,524	3,360
	United Utilities plc	6.875%	8/15/28	3,000	3,238
[3]	Virginia Electric & Power Co.	3.100%	5/15/25	5,993	5,846
[3]	Virginia Electric & Power Co.	3.150%	1/15/26	8,682	8,420
[3]	Virginia Electric & Power Co.	2.950%	11/15/26	4,817	4,603
[3]	Virginia Electric & Power Co.	3.500%	3/15/27	8,943	8,643
	WEC Energy Group Inc.	3.550%	6/15/25	1,043	1,016
	WEC Energy Group Inc.	5.000%	9/27/25	1,430	1,429
	WEC Energy Group Inc.	4.750%	1/9/26	1,655	1,648
	WEC Energy Group Inc.	5.600%	9/12/26	2,905	2,958
	WEC Energy Group Inc.	5.150%	10/1/27	4,757	4,829
	WEC Energy Group Inc.	4.750%	1/15/28	13,159	13,162
	WEC Energy Group Inc.	2.200%	12/15/28	1,915	1,704
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,100	1,068
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,009
	Xcel Energy Inc.	3.300%	6/1/25	5,880	5,740
	Xcel Energy Inc.	3.350%	12/1/26	2,564	2,471
	Xcel Energy Inc.	1.750%	3/15/27	4,802	4,380
	Xcel Energy Inc.	4.000%	6/15/28	4,000	3,903
					915,079
Total Corporate Bonds (Cost $15,857,619)					15,436,656
Sovereign Bonds (5.4%)
[3]	African Development Bank	0.875%	3/23/26	22,920	21,281
[3]	African Development Bank	0.875%	7/22/26	12,113	11,141
	African Development Bank	4.625%	1/4/27	9,000	9,130
[3]	African Development Bank	4.375%	11/3/27	18,975	19,184
	African Development Bank	4.375%	3/14/28	18,975	19,214
[3]	Asian Development Bank	2.000%	1/22/25	6,893	6,697
	Asian Development Bank	0.625%	4/29/25	53,725	50,997
[3]	Asian Development Bank	2.875%	5/6/25	32,190	31,463
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Asian Development Bank	4.625%	6/13/25	10,945	10,957
[3]	Asian Development Bank	0.375%	9/3/25	19,044	17,800
	Asian Development Bank	4.250%	1/9/26	32,172	32,152
[3]	Asian Development Bank	0.500%	2/4/26	26,014	24,062
[3]	Asian Development Bank	1.000%	4/14/26	11,008	10,239
[3]	Asian Development Bank	2.000%	4/24/26	21,643	20,580
[3]	Asian Development Bank	2.625%	1/12/27	5,261	5,038
[3]	Asian Development Bank	1.500%	1/20/27	20,992	19,434
[3]	Asian Development Bank	3.125%	8/20/27	27,950	27,080
[3]	Asian Development Bank	3.750%	4/25/28	21,625	21,389
[3]	Asian Development Bank	4.500%	8/25/28	23,440	23,921
	Asian Infrastructure Investment Bank	0.500%	5/28/25	20,820	19,652
	Asian Infrastructure Investment Bank	3.375%	6/29/25	15,190	14,912
	Asian Infrastructure Investment Bank	0.500%	1/27/26	26,890	24,847
	Asian Infrastructure Investment Bank	4.875%	9/14/26	11,550	11,743
	Asian Infrastructure Investment Bank	3.750%	9/14/27	9,260	9,142
	Asian Infrastructure Investment Bank	4.000%	1/18/28	18,800	18,701
	Canadian Government Bond	1.625%	1/22/25	24,139	23,397
	Canadian Government Bond	2.875%	4/28/25	11,680	11,423
	Canadian Government Bond	0.750%	5/19/26	32,085	29,625
	Canadian Government Bond	3.750%	4/26/28	20,467	20,295
	Corp. Andina de Fomento	1.625%	9/23/25	7,595	7,160
	Corp. Andina de Fomento	5.250%	11/21/25	15,755	15,778
	Corp. Andina de Fomento	4.750%	4/1/26	5,225	5,189
	Corp. Andina de Fomento	2.250%	2/8/27	6,090	5,619
	Corp. Andina de Fomento	6.000%	4/26/27	7,000	7,242
	Council of Europe Development Bank	1.375%	2/27/25	10,975	10,561
	Council of Europe Development Bank	3.000%	6/16/25	3,975	3,884
	Council of Europe Development Bank	3.750%	5/25/26	8,225	8,135
	Council of Europe Development Bank	0.875%	9/22/26	6,745	6,175
	Council of Europe Development Bank	3.625%	1/26/28	11,710	11,527
	Equinor ASA	2.875%	4/6/25	12,960	12,656
	Equinor ASA	1.750%	1/22/26	8,394	7,941
	Equinor ASA	3.000%	4/6/27	475	455
	Equinor ASA	7.250%	9/23/27	130	143
[3]	European Bank for Reconstruction & Development	1.500%	2/13/25	5,020	4,843
	European Bank for Reconstruction & Development	0.500%	5/19/25	23,006	21,741
[3]	European Bank for Reconstruction & Development	0.500%	11/25/25	10,760	10,003
[3]	European Bank for Reconstruction & Development	0.500%	1/28/26	21,005	19,438
[3]	European Bank for Reconstruction & Development	4.375%	3/9/28	5,870	5,953
	European Investment Bank	1.875%	2/10/25	37,082	35,971
	European Investment Bank	1.625%	3/14/25	30,440	29,375
	European Investment Bank	0.625%	7/25/25	39,545	37,260
	European Investment Bank	2.750%	8/15/25	28,235	27,484
	European Investment Bank	0.375%	12/15/25	15,625	14,479
	European Investment Bank	0.375%	3/26/26	39,116	35,957
	European Investment Bank	2.125%	4/13/26	18,236	17,416
	European Investment Bank	0.750%	10/26/26	7,132	6,503
[3]	European Investment Bank	1.375%	3/15/27	25,840	23,775
	European Investment Bank	0.625%	10/21/27	705	621
	European Investment Bank	3.250%	11/15/27	4,781	4,651
	European Investment Bank	3.875%	3/15/28	36,450	36,300
	European Investment Bank	4.500%	10/16/28	22,380	22,881

26

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Export Development Canada	3.375%	8/26/25	20,785	20,420
[6]	Export Development Canada	4.375%	6/29/26	21,175	21,265
[6]	Export Development Canada	3.000%	5/25/27	18,355	17,723
[6]	Export Development Canada	3.875%	2/14/28	17,575	17,467
	Export-Import Bank of Korea	2.875%	1/21/25	9,055	8,874
	Export-Import Bank of Korea	1.875%	2/12/25	1,685	1,632
	Export-Import Bank of Korea	5.375%	9/18/25	3,200	3,233
	Export-Import Bank of Korea	3.250%	11/10/25	11,205	10,905
	Export-Import Bank of Korea	4.875%	1/11/26	3,600	3,607
	Export-Import Bank of Korea	0.625%	2/9/26	2,900	2,660
	Export-Import Bank of Korea	2.625%	5/26/26	12,295	11,699
	Export-Import Bank of Korea	3.250%	8/12/26	4,025	3,876
	Export-Import Bank of Korea	1.125%	12/29/26	6,887	6,205
	Export-Import Bank of Korea	1.625%	1/18/27	6,640	6,095
	Export-Import Bank of Korea	2.375%	4/21/27	4,590	4,289
	Export-Import Bank of Korea	4.250%	9/15/27	6,480	6,417
	Export-Import Bank of Korea	5.000%	1/11/28	4,200	4,278
	Inter-American Development Bank	2.125%	1/15/25	23,685	23,057
[3]	Inter-American Development Bank	1.750%	3/14/25	29,963	28,946
	Inter-American Development Bank	0.875%	4/3/25	13,248	12,640
	Inter-American Development Bank	0.625%	7/15/25	20,245	19,083
[3]	Inter-American Development Bank	0.875%	4/20/26	28,356	26,297
[3]	Inter-American Development Bank	4.500%	5/15/26	19,740	19,872
[3]	Inter-American Development Bank	2.000%	6/2/26	16,035	15,220
	Inter-American Development Bank	2.000%	7/23/26	9,692	9,180
	Inter-American Development Bank	4.375%	2/1/27	13,350	13,457
	Inter-American Development Bank	2.375%	7/7/27	26,487	25,042
	Inter-American Development Bank	4.000%	1/12/28	34,505	34,460
	Inter-American Investment Corp.	4.125%	2/15/28	9,225	9,209
	Inter-American Investment Corp.	4.750%	9/19/28	3,350	3,435
	International Bank for Reconstruction & Development	1.625%	1/15/25	33,124	32,084
[3]	International Bank for Reconstruction & Development	2.125%	3/3/25	5,767	5,600
	International Bank for Reconstruction & Development	0.750%	3/11/25	35,705	34,097
	International Bank for Reconstruction & Development	0.625%	4/22/25	67,290	63,943
	International Bank for Reconstruction & Development	0.375%	7/28/25	44,638	41,865
[3]	International Bank for Reconstruction & Development	2.500%	7/29/25	20,764	20,140
	International Bank for Reconstruction & Development	0.500%	10/28/25	51,364	47,881
[3]	International Bank for Reconstruction & Development	3.125%	11/20/25	3,183	3,110
	International Bank for Reconstruction & Development	0.875%	7/15/26	17,029	15,691
[3]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,788	11,085
	International Bank for Reconstruction & Development	3.125%	6/15/27	19,645	19,050
	International Bank for Reconstruction & Development	0.750%	11/24/27	39,615	34,954
	International Bank for Reconstruction & Development	3.500%	7/12/28	33,310	32,626
	International Bank for Reconstruction & Development	4.625%	8/1/28	28,380	29,113
[3]	International Finance Corp.	0.375%	7/16/25	13,710	12,875
[3]	International Finance Corp.	3.625%	9/15/25	19,785	19,517
[3]	International Finance Corp.	2.125%	4/7/26	5,309	5,069
[3]	International Finance Corp.	0.750%	10/8/26	4,895	4,468
[3]	International Finance Corp.	4.375%	1/15/27	5,910	5,958
[3]	International Finance Corp.	4.500%	7/13/28	8,381	8,560
[3,7]	Japan Bank for International Cooperation	2.125%	2/10/25	2,051	1,990
[7]	Japan Bank for International Cooperation	2.875%	4/14/25	4,590	4,476
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,7]	Japan Bank for International Cooperation	2.500%	5/28/25	6,509	6,301
[7]	Japan Bank for International Cooperation	0.625%	7/15/25	22,658	21,272
[7]	Japan Bank for International Cooperation	3.875%	9/16/25	10,000	9,855
[3,7]	Japan Bank for International Cooperation	2.750%	1/21/26	6,675	6,440
[7]	Japan Bank for International Cooperation	4.250%	1/26/26	20,450	20,335
[3,7]	Japan Bank for International Cooperation	2.375%	4/20/26	7,405	7,055
[7]	Japan Bank for International Cooperation	4.250%	4/27/26	10,275	10,209
[7]	Japan Bank for International Cooperation	1.875%	7/21/26	3,436	3,219
[3,7]	Japan Bank for International Cooperation	2.250%	11/4/26	10,964	10,315
[7]	Japan Bank for International Cooperation	2.875%	6/1/27	13,845	13,195
[7]	Japan Bank for International Cooperation	2.875%	7/21/27	8,825	8,404
[7]	Japan Bank for International Cooperation	4.375%	10/5/27	7,225	7,241
[7]	Japan Bank for International Cooperation	2.750%	11/16/27	13,345	12,597
[7]	Japan Bank for International Cooperation	4.625%	7/19/28	4,875	4,940
[7]	Japan Bank for International Cooperation	4.875%	10/18/28	1,350	1,387
[7]	Japan International Cooperation Agency	2.750%	4/27/27	4,909	4,653
[7]	Japan International Cooperation Agency	3.250%	5/25/27	10,070	9,684
[7]	Japan International Cooperation Agency	4.000%	5/23/28	5,350	5,270
[8]	KFW	1.250%	1/31/25	36,870	35,521
[8]	KFW	2.000%	5/2/25	13,070	12,630
[8]	KFW	3.125%	6/10/25	20,000	19,602
[8]	KFW	0.375%	7/18/25	28,668	26,913
[8]	KFW	5.125%	9/29/25	15,985	16,162
[8]	KFW	0.625%	1/22/26	37,238	34,575
[8]	KFW	3.625%	4/1/26	25,795	25,470
[8]	KFW	4.625%	8/7/26	27,494	27,799
[8]	KFW	1.000%	10/1/26	12,510	11,511
[8]	KFW	3.000%	5/20/27	26,395	25,502
[8]	KFW	3.750%	2/15/28	31,475	31,164
[8]	KFW	3.875%	6/15/28	30,440	30,269
	Korea Development Bank	0.750%	1/25/25	10,945	10,483
	Korea Development Bank	4.000%	9/8/25	1,695	1,673
	Korea Development Bank	3.375%	9/16/25	11,360	11,090
	Korea Development Bank	3.000%	1/13/26	12,015	11,610
	Korea Development Bank	2.000%	9/12/26	7,255	6,756
	Korea Development Bank	5.375%	10/23/26	4,375	4,458
	Korea Development Bank	1.375%	4/25/27	6,540	5,911
	Korea Development Bank	4.375%	2/15/28	13,525	13,490
[8]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	11,800	11,473
[3,8]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	18,100	17,091
[8]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	15,953	15,455
[8]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	6,805	6,315
[3,8]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,708	9,137
[3,8]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	7,230	7,198
	Nordic Investment Bank	0.375%	9/11/25	10,115	9,450
	Nordic Investment Bank	5.000%	10/15/25	3,950	3,990
[3]	Nordic Investment Bank	0.500%	1/21/26	13,200	12,223
	Nordic Investment Bank	3.375%	9/8/27	385	376
	Nordic Investment Bank	4.375%	3/14/28	18,525	18,769
[9]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	11,127	10,734
[9]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	23,940	22,337

27

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	5,735	5,708
[3,9]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	7,221	6,673
[9]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	4,750	4,856
[9]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	11,750	11,573
[9]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	11,800	11,877
[3]	Oriental Republic of Uruguay	4.375%	10/27/27	4,025	4,053
[3,10]	Petroleos Mexicanos	2.290%	2/15/24	95	94
	Province of Alberta	1.000%	5/20/25	4,064	3,862
[3]	Province of British Columbia	6.500%	1/15/26	1,638	1,700
	Province of British Columbia	0.900%	7/20/26	16,110	14,804
	Province of British Columbia	4.800%	11/15/28	8,900	9,167
	Province of Manitoba	2.125%	6/22/26	4,116	3,904
	Province of Ontario	0.625%	1/21/26	23,866	22,109
	Province of Ontario	1.050%	4/14/26	15,000	13,933
	Province of Ontario	2.500%	4/27/26	13,685	13,128
	Province of Ontario	2.300%	6/15/26	12,000	11,440
	Province of Ontario	3.100%	5/19/27	20,490	19,785
[3]	Province of Quebec	1.500%	2/11/25	10,707	10,322
	Province of Quebec	0.600%	7/23/25	17,030	16,014
	Province of Quebec	2.500%	4/20/26	18,440	17,701
	Province of Quebec	2.750%	4/12/27	8,420	8,047
	Province of Quebec	3.625%	4/13/28	10,430	10,224
	Province of Saskatchewan	3.250%	6/8/27	7,360	7,127
	Republic of Chile	3.125%	1/21/26	4,888	4,737
[3]	Republic of Chile	2.750%	1/31/27	11,476	10,823
[3]	Republic of Chile	3.240%	2/6/28	11,010	10,476
[3]	Republic of Indonesia	4.150%	9/20/27	6,600	6,500
	Republic of Indonesia	3.500%	1/11/28	9,200	8,818
[3]	Republic of Indonesia	4.550%	1/11/28	7,420	7,411
	Republic of Indonesia	4.100%	4/24/28	3,200	3,139
	Republic of Italy	1.250%	2/17/26	16,527	15,281
	Republic of Korea	5.625%	11/3/25	1,789	1,813
[3]	Republic of Panama	3.750%	3/16/25	8,114	7,884
	Republic of Panama	7.125%	1/29/26	11,461	11,722
	Republic of Panama	8.875%	9/30/27	8,465	9,209
[3]	Republic of Panama	3.875%	3/17/28	8,484	7,825
	Republic of Peru	7.350%	7/21/25	7,790	8,043
[3]	Republic of Peru	2.392%	1/23/26	7,225	6,869
	Republic of Peru	4.125%	8/25/27	7,460	7,316
	Republic of Poland	3.250%	4/6/26	10,975	10,636
[3]	Republic of Poland	5.500%	11/16/27	11,816	12,257
	Republic of the Philippines	10.625%	3/16/25	13,827	14,726
	Republic of the Philippines	5.500%	3/30/26	3,981	4,047
	Republic of the Philippines	3.229%	3/29/27	4,360	4,183
	Republic of the Philippines	5.170%	10/13/27	7,950	8,115
	Republic of the Philippines	3.000%	2/1/28	5,260	4,963
	Republic of the Philippines	4.625%	7/17/28	3,300	3,314
	State of Israel	2.875%	3/16/26	5,284	5,037
	State of Israel	3.250%	1/17/28	7,300	6,823
[3]	Svensk Exportkredit AB	0.625%	5/14/25	18,355	17,357
[3]	Svensk Exportkredit AB	4.000%	7/15/25	8,775	8,689
	Svensk Exportkredit AB	0.500%	8/26/25	12,190	11,397
[3]	Svensk Exportkredit AB	4.625%	11/28/25	7,930	7,935
[3]	Svensk Exportkredit AB	4.375%	2/13/26	10,840	10,825
[3]	Svensk Exportkredit AB	4.875%	9/14/26	2,100	2,131
[3]	Svensk Exportkredit AB	2.250%	3/22/27	8,315	7,819
	Svensk Exportkredit AB	4.125%	6/14/28	4,910	4,906
[3]	United Mexican States	3.900%	4/27/25	5,378	5,326
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.125%	1/21/26	11,290	11,199
	United Mexican States	4.150%	3/28/27	21,684	21,491
	United Mexican States	3.750%	1/11/28	1,793	1,729
[3]	United Mexican States	5.400%	2/9/28	11,930	12,221
Total Sovereign Bonds (Cost $3,196,750)					3,089,909
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/27	6,945	7,027
	California GO	2.650%	4/1/26	1,320	1,268
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	11,525	10,935
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	7,680	6,954
	Oregon GO	5.892%	6/1/27	6,000	6,140
	State Public School Building Authority PA Revenue	5.000%	9/15/27	2,100	2,127
	University of California Revenue	0.883%	5/15/25	2,000	1,897
	University of California Revenue	3.063%	7/1/25	2,677	2,612
	University of California Revenue	1.316%	5/15/27	4,890	4,428
	Utah GO	4.554%	7/1/24	2,075	2,069
Total Taxable Municipal Bonds (Cost $46,510)					45,457
				Shares
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[11]	Vanguard Market Liquidity Fund (Cost $1,229,476)	5.435%		12,297,223	1,229,476
Total Investments (101.3%) (Cost $59,538,036)					58,066,728
Other Assets and Liabilities—Net (-1.3%)					(729,827)
Net Assets (100%)					57,336,901
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $73,797,000, representing 0.1% of net assets.
6	Guaranteed by the Government of Canada.
7	Guaranteed by the Government of Japan.
8	Guaranteed by the Federal Republic of Germany.
9	Guaranteed by the Republic of Austria.
10	Guaranteed by the Government of Mexico.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.
28

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $58,308,560)	56,837,252
Affiliated Issuers (Cost $1,229,476)	1,229,476
Total Investments in Securities	58,066,728
Investment in Vanguard	1,897
Receivables for Investment Securities Sold	82,170
Receivables for Accrued Income	416,059
Receivables for Capital Shares Issued	34,508
Other Assets	242
Total Assets	58,601,604
Liabilities
Due to Custodian	14
Payables for Investment Securities Purchased	1,230,183
Payables for Capital Shares Redeemed	24,955
Payables for Distributions	8,347
Payables to Vanguard	1,204
Total Liabilities	1,264,703
Net Assets	57,336,901
At December 31, 2023, net assets consisted of:

Paid-in Capital	60,644,086
Total Distributable Earnings (Loss)	(3,307,185)
Net Assets	57,336,901

Investor Shares—Net Assets
Applicable to 5,291,366 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,450
Net Asset Value Per Share—Investor Shares	$10.10

ETF Shares—Net Assets
Applicable to 413,579,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,830,375
Net Asset Value Per Share—ETF Shares	$76.96

Admiral Shares—Net Assets
Applicable to 1,311,378,288 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,247,631
Net Asset Value Per Share—Admiral Shares	$10.10

Institutional Shares—Net Assets
Applicable to 532,433,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,378,813
Net Asset Value Per Share—Institutional Shares	$10.10

Institutional Plus Shares—Net Assets
Applicable to 675,766,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,826,632
Net Asset Value Per Share—Institutional Plus Shares	$10.10

See accompanying Notes, which are an integral part of the Financial Statements.
29

Short-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Interest[1]	1,543,777
Total Income	1,543,777
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,174
Management and Administrative—Investor Shares	73
Management and Administrative—ETF Shares	10,581
Management and Administrative—Admiral Shares	8,591
Management and Administrative—Institutional Shares	2,381
Management and Administrative—Institutional Plus Shares	2,308
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	1,786
Marketing and Distribution—Admiral Shares	794
Marketing and Distribution—Institutional Shares	224
Marketing and Distribution—Institutional Plus Shares	228
Custodian Fees	145
Auditing Fees	44
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	905
Shareholders’ Reports—Admiral Shares	155
Shareholders’ Reports—Institutional Shares	17
Shareholders’ Reports—Institutional Plus Shares	22
Trustees’ Fees and Expenses	37
Other Expenses	28
Total Expenses	29,496
Expenses Paid Indirectly	(9)
Net Expenses	29,487
Net Investment Income	1,514,290
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(1,513,550)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	2,875,293
Net Increase (Decrease) in Net Assets Resulting from Operations	2,876,033
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $7,620,000, ($37,000), $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($318,582,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,514,290	975,184
Realized Net Gain (Loss)	(1,513,550)	(885,400)
Change in Unrealized Appreciation (Depreciation)	2,875,293	(4,141,584)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,876,033	(4,051,800)
Distributions
Investor Shares	(1,268)	(748)
ETF Shares	(865,338)	(563,440)
Admiral Shares	(343,153)	(235,930)
Institutional Shares	(135,483)	(89,827)
Institutional Plus Shares	(168,459)	(102,136)
Total Distributions	(1,513,701)	(992,081)
Capital Share Transactions
Investor Shares	1,093	(18,826)
ETF Shares	(6,616,372)	(1,574,459)
Admiral Shares	(2,123,320)	(2,111,103)
Institutional Shares	(325,201)	(747,364)
Institutional Plus Shares	(51,082)	(539,307)
Net Increase (Decrease) from Capital Share Transactions	(9,114,882)	(4,991,059)
Total Increase (Decrease)	(7,752,550)	(10,034,940)
Net Assets
Beginning of Period	65,089,451	75,124,391
End of Period	57,336,901	65,089,451

See accompanying Notes, which are an integral part of the Financial Statements.
31

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.236	.133	.116	.185	.230
Net Realized and Unrealized Gain (Loss) on Investments	.230	(.726)	(.241)	.300	.258
Total from Investment Operations	.466	(.593)	(.125)	.485	.488
Distributions
Dividends from Net Investment Income	(.236)	(.134)	(.116)	(.185)	(.228)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—
Total Distributions	(.236)	(.137)	(.145)	(.185)	(.228)
Net Asset Value, End of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return[2]	4.79%	-5.61%	-1.15%	4.61%	4.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$51	$74	$91	$89
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.37%	1.31%	1.08%	1.71%	2.18%
Portfolio Turnover Rate[4]	64%	41%	37%	49%	44%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$75.21	$80.81	$82.81	$80.55	$78.56
Investment Operations
Net Investment Income[1]	1.863	1.106	.960	1.474	1.819
Net Realized and Unrealized Gain (Loss) on Investments	1.780	(5.580)	(1.785)	2.267	2.014
Total from Investment Operations	3.643	(4.474)	(.825)	3.741	3.833
Distributions
Dividends from Net Investment Income	(1.893)	(1.105)	(.953)	(1.481)	(1.843)
Distributions from Realized Capital Gains	—	(.021)	(.222)	—	—
Total Distributions	(1.893)	(1.126)	(1.175)	(1.481)	(1.843)
Net Asset Value, End of Period	$76.96	$75.21	$80.81	$82.81	$80.55
Total Return	4.91%	-5.55%	-1.00%	4.67%	4.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,830	$37,679	$42,076	$29,618	$22,522
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.46%	1.44%	1.17%	1.79%	2.28%
Portfolio Turnover Rate[3]	64%	41%	37%	49%	44%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.242	.141	.124	.192	.237
Net Realized and Unrealized Gain (Loss) on Investments	.231	(.726)	(.241)	.301	.260
Total from Investment Operations	.473	(.585)	(.117)	.493	.497
Distributions
Dividends from Net Investment Income	(.243)	(.142)	(.124)	(.193)	(.237)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—
Total Distributions	(.243)	(.145)	(.153)	(.193)	(.237)
Net Asset Value, End of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return[2]	4.87%	-5.54%	-1.08%	4.69%	4.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,248	$15,056	$18,410	$18,543	$15,379
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.44%	1.40%	1.16%	1.77%	2.26%
Portfolio Turnover Rate[4]	64%	41%	37%	49%	44%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.245	.143	.126	.195	.239
Net Realized and Unrealized Gain (Loss) on Investments	.230	(.726)	(.240)	.301	.260
Total from Investment Operations	.475	(.583)	(.114)	.496	.499
Distributions
Dividends from Net Investment Income	(.245)	(.144)	(.127)	(.196)	(.239)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—
Total Distributions	(.245)	(.147)	(.156)	(.196)	(.239)
Net Asset Value, End of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return	4.88%	-5.52%	-1.06%	4.71%	4.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,379	$5,580	$6,790	$6,134	$5,524
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	2.47%	1.42%	1.17%	1.80%	2.28%
Portfolio Turnover Rate[3]	64%	41%	37%	49%	44%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
33

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.87	$10.60	$10.87	$10.57	$10.31
Investment Operations
Net Investment Income[1]	.247	.145	.127	.196	.240
Net Realized and Unrealized Gain (Loss) on Investments	.229	(.727)	(.240)	.301	.260
Total from Investment Operations	.476	(.582)	(.113)	.497	.500
Distributions
Dividends from Net Investment Income	(.246)	(.145)	(.128)	(.197)	(.240)
Distributions from Realized Capital Gains	—	(.003)	(.029)	—	—
Total Distributions	(.246)	(.148)	(.157)	(.197)	(.240)
Net Asset Value, End of Period	$10.10	$9.87	$10.60	$10.87	$10.57
Total Return	4.90%	-5.51%	-1.05%	4.72%	4.89%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,827	$6,723	$7,774	$6,817	$6,631
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	2.48%	1.43%	1.18%	1.81%	2.29%
Portfolio Turnover Rate[3]	64%	41%	37%	49%	44%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
34

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on
35

Short-Term Bond Index Fund
certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,897,000, representing less than 0.01% of the fund’s net assets and 0.76% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	38,265,230	—	38,265,230
Corporate Bonds	—	15,436,656	—	15,436,656
Sovereign Bonds	—	3,089,909	—	3,089,909
Taxable Municipal Bonds	—	45,457	—	45,457
Temporary Cash Investments	1,229,476	—	—	1,229,476
Total	1,229,476	56,837,252	—	58,066,728
36

Short-Term Bond Index Fund
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(321,530)
Total Distributable Earnings (Loss)	321,530
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,286
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,514,372)
Capital Loss Carryforwards	(1,795,099)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(3,307,185)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,513,701	973,430
Long-Term Capital Gains	—	18,651
Total	1,513,701	992,081
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	59,581,100
Gross Unrealized Appreciation	306,540
Gross Unrealized Depreciation	(1,820,912)
Net Unrealized Appreciation (Depreciation)	(1,514,372)
F.  During the year ended December 31, 2023, the fund purchased $7,841,971,000 of investment securities and sold $15,136,933,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $33,483,648,000 and $35,439,494,000, respectively. Purchases and sales include $2,283,772,000 and $8,832,242,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
37

Short-Term Bond Index Fund
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,983	1,206	10,627	1,050
Issued in Lieu of Cash Distributions	1,268	127	748	75
Redeemed	(12,158)	(1,225)	(30,201)	(2,937)
Net Increase (Decrease)—Investor Shares	1,093	108	(18,826)	(1,812)
ETF Shares
Issued	2,322,597	30,700	9,578,705	124,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,938,969)	(118,100)	(11,153,164)	(144,000)
Net Increase (Decrease)—ETF Shares	(6,616,372)	(87,400)	(1,574,459)	(19,700)
Admiral Shares
Issued	2,773,401	279,167	5,066,836	501,147
Issued in Lieu of Cash Distributions	285,661	28,744	196,273	19,531
Redeemed	(5,182,382)	(521,984)	(7,374,212)	(731,210)
Net Increase (Decrease)—Admiral Shares	(2,123,320)	(214,073)	(2,111,103)	(210,532)
Institutional Shares
Issued	1,261,876	127,059	1,770,051	174,510
Issued in Lieu of Cash Distributions	125,724	12,651	82,196	8,181
Redeemed	(1,712,801)	(172,581)	(2,599,611)	(257,706)
Net Increase (Decrease)—Institutional Shares	(325,201)	(32,871)	(747,364)	(75,015)
Institutional Plus Shares
Issued	1,007,463	101,396	1,200,755	117,425
Issued in Lieu of Cash Distributions	147,390	14,830	94,011	9,360
Redeemed	(1,205,935)	(121,584)	(1,834,073)	(178,739)
Net Increase (Decrease)—Institutional Plus Shares	(51,082)	(5,358)	(539,307)	(51,954)
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
38

Intermediate-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Investor Shares	5.99%	1.59%	2.21%	$12,447
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	5.99	1.73	2.36	12,622
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	6.16%	1.69%	2.31%	$12,564
Intermediate-Term Bond Index Fund ETF Shares Market Price	6.11	1.69	2.30	12,555
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	5.99	1.73	2.36	12,622
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Intermediate-Term Bond Index Fund Admiral Shares	6.07%	1.68%	2.29%	$12,547
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	5.99	1.73	2.36	12,622
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

See Financial Highlights for dividend and capital gains information.
39

Intermediate-Term Bond Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Shares	6.09%	1.70%	2.32%	$6,287,496
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	5.99	1.73	2.36	6,310,990
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	5,994,522

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Intermediate-Term Bond Index Fund Institutional Plus Shares	6.10%	1.71%	2.33%	$125,900,000
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	5.99	1.73	2.36	126,219,800
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	119,890,440
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Intermediate-Term Bond Index Fund ETF Shares Market Price	6.11%	8.75%	25.55%
Intermediate-Term Bond Index Fund ETF Shares Net Asset Value	6.16	8.74	25.64
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	5.99	8.98	26.22
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
40

Intermediate-Term Bond Index Fund
Fund Allocation
As of December 31, 2023
Corporate Bonds	39.5%
Sovereign Bonds	4.3
Taxable Municipal Bonds	0.5
U.S. Government and Agency Obligations	55.7
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
41

Intermediate-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (55.2%)
U.S. Government Securities (54.4%)
	United States Treasury Note/Bond	4.375%	11/30/28	7,150	7,321
	United States Treasury Note/Bond	1.750%	1/31/29	414,811	374,497
	United States Treasury Note/Bond	2.625%	2/15/29	316,406	298,114
	United States Treasury Note/Bond	1.875%	2/28/29	384,200	348,541
	United States Treasury Note/Bond	2.375%	3/31/29	397,265	369,084
	United States Treasury Note/Bond	2.875%	4/30/29	345,859	329,269
	United States Treasury Note/Bond	2.375%	5/15/29	412,036	382,292
	United States Treasury Note/Bond	2.750%	5/31/29	312,595	295,402
	United States Treasury Note/Bond	3.250%	6/30/29	342,980	332,315
	United States Treasury Note/Bond	2.625%	7/31/29	302,007	283,131
	United States Treasury Note/Bond	1.625%	8/15/29	358,999	319,733
	United States Treasury Note/Bond	6.125%	8/15/29	14,100	15,629
	United States Treasury Note/Bond	3.125%	8/31/29	295,620	284,257
	United States Treasury Note/Bond	3.875%	9/30/29	313,390	313,047
	United States Treasury Note/Bond	4.000%	10/31/29	305,445	307,163
	United States Treasury Note/Bond	1.750%	11/15/29	335,789	299,902
	United States Treasury Note/Bond	3.875%	11/30/29	308,447	308,158
	United States Treasury Note/Bond	3.875%	12/31/29	312,655	312,411
	United States Treasury Note/Bond	3.500%	1/31/30	307,815	301,370
	United States Treasury Note/Bond	1.500%	2/15/30	442,426	385,740
	United States Treasury Note/Bond	4.000%	2/28/30	309,605	311,443
	United States Treasury Note/Bond	3.625%	3/31/30	253,213	249,533
	United States Treasury Note/Bond	3.500%	4/30/30	295,150	288,740
	United States Treasury Note/Bond	0.625%	5/15/30	663,521	542,636
	United States Treasury Note/Bond	6.250%	5/15/30	51,675	58,352
	United States Treasury Note/Bond	3.750%	5/31/30	319,705	317,207
	United States Treasury Note/Bond	3.750%	6/30/30	309,255	306,791
	United States Treasury Note/Bond	4.000%	7/31/30	273,880	275,634
	United States Treasury Note/Bond	0.625%	8/15/30	831,772	675,295
	United States Treasury Note/Bond	4.125%	8/31/30	324,945	329,413
	United States Treasury Note/Bond	4.625%	9/30/30	245,368	256,064
	United States Treasury Note/Bond	4.875%	10/31/30	263,054	278,591
	United States Treasury Note/Bond	0.875%	11/15/30	910,052	748,518
	United States Treasury Note/Bond	4.375%	11/30/30	570,700	587,553
[1]	United States Treasury Note/Bond	3.750%	12/31/30	238,080	236,332
	United States Treasury Note/Bond	1.125%	2/15/31	824,336	688,707
	United States Treasury Note/Bond	5.375%	2/15/31	56,996	62,340
	United States Treasury Note/Bond	1.625%	5/15/31	847,018	727,377
	United States Treasury Note/Bond	1.250%	8/15/31	933,585	773,709
	United States Treasury Note/Bond	1.375%	11/15/31	904,028	751,614
	United States Treasury Note/Bond	1.875%	2/15/32	836,799	720,301
	United States Treasury Note/Bond	2.875%	5/15/32	802,708	745,013
	United States Treasury Note/Bond	2.750%	8/15/32	773,543	709,484
	United States Treasury Note/Bond	4.125%	11/15/32	776,146	790,093
	United States Treasury Note/Bond	3.500%	2/15/33	755,927	734,076
	United States Treasury Note/Bond	3.375%	5/15/33	789,787	759,183
	United States Treasury Note/Bond	3.875%	8/15/33	853,700	853,967
	United States Treasury Note/Bond	4.500%	11/15/33	829,521	872,293
					20,517,635
Agency Bonds and Notes (0.8%)
	Federal Home Loan Banks	3.250%	11/16/28	48,065	46,648
[2,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	8,235	9,374
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	19,544	22,803
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	27,102	31,292
[3]	Federal National Mortgage Assn.	6.250%	5/15/29	35,504	39,382
[3]	Federal National Mortgage Assn.	7.125%	1/15/30	28,000	32,568
[3]	Federal National Mortgage Assn.	7.250%	5/15/30	38,665	45,522
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal National Mortgage Assn.	0.875%	8/5/30	51,210	41,936
[3]	Federal National Mortgage Assn.	6.625%	11/15/30	35,114	40,428
	Tennessee Valley Authority	7.125%	5/1/30	3,970	4,621
	Tennessee Valley Authority	1.500%	9/15/31	4,100	3,345
					317,919
Total U.S. Government and Agency Obligations (Cost $21,926,541)					20,835,554
Corporate Bonds (39.2%)
Communications (3.1%)
	Alphabet Inc.	1.100%	8/15/30	14,103	11,697
	America Movil SAB de CV	3.625%	4/22/29	8,433	7,970
	America Movil SAB de CV	2.875%	5/7/30	4,401	3,917
	America Movil SAB de CV	4.700%	7/21/32	9,325	9,142
	AT&T Inc.	4.350%	3/1/29	28,387	28,025
[2]	AT&T Inc.	4.300%	2/15/30	24,712	24,190
	AT&T Inc.	2.750%	6/1/31	24,230	21,228
	AT&T Inc.	2.250%	2/1/32	21,385	17,694
	Baidu Inc.	3.425%	4/7/30	5,350	4,865
	Baidu Inc.	2.375%	8/23/31	6,615	5,464
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	10,818	11,087
	Booking Holdings Inc.	4.625%	4/13/30	15,880	15,996
	British Telecommunications plc	5.125%	12/4/28	2,967	3,013
	British Telecommunications plc	9.625%	12/15/30	20,325	25,157
	Charter Communications Operating LLC	2.250%	1/15/29	11,039	9,584
	Charter Communications Operating LLC	5.050%	3/30/29	12,647	12,523
	Charter Communications Operating LLC	2.800%	4/1/31	12,856	10,851
	Charter Communications Operating LLC	2.300%	2/1/32	9,829	7,826
	Charter Communications Operating LLC	4.400%	4/1/33	8,728	8,078
	Charter Communications Operating LLC	6.650%	2/1/34	2,000	2,113
	Comcast Corp.	4.550%	1/15/29	8,797	8,843
	Comcast Corp.	2.650%	2/1/30	16,480	14,828
	Comcast Corp.	3.400%	4/1/30	13,419	12,566
	Comcast Corp.	4.250%	10/15/30	7,479	7,370
	Comcast Corp.	1.950%	1/15/31	14,606	12,320
	Comcast Corp.	1.500%	2/15/31	14,416	11,752
	Comcast Corp.	5.500%	11/15/32	6,165	6,566
	Comcast Corp.	4.250%	1/15/33	10,386	10,088
	Comcast Corp.	4.650%	2/15/33	21,963	22,167
	Comcast Corp.	4.800%	5/15/33	8,892	9,004
	Deutsche Telekom International Finance BV	8.750%	6/15/30	33,666	40,584
	Discovery Communications LLC	4.125%	5/15/29	5,979	5,672
	Discovery Communications LLC	3.625%	5/15/30	7,328	6,650
	Electronic Arts Inc.	1.850%	2/15/31	5,271	4,400
	Expedia Group Inc.	3.250%	2/15/30	11,229	10,298
	Expedia Group Inc.	2.950%	3/15/31	5,014	4,428
	FactSet Research Systems Inc.	3.450%	3/1/32	4,263	3,829
	Fox Corp.	4.709%	1/25/29	16,514	16,434
	Fox Corp.	3.500%	4/8/30	5,693	5,254
	Fox Corp.	6.500%	10/13/33	10,306	11,159
	Grupo Televisa SAB	8.500%	3/11/32	2,480	2,903
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,699	5,610
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	4,397	3,723
42

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Koninklijke KPN NV	8.375%	10/1/30	5,025	5,918
	Meta Platforms Inc.	4.800%	5/15/30	9,112	9,337
	Meta Platforms Inc.	3.850%	8/15/32	25,480	24,231
	Meta Platforms Inc.	4.950%	5/15/33	14,287	14,742
	Netflix Inc.	6.375%	5/15/29	7,055	7,679
	Omnicom Group Inc.	2.450%	4/30/30	4,996	4,344
	Omnicom Group Inc.	4.200%	6/1/30	4,445	4,307
	Omnicom Group Inc.	2.600%	8/1/31	6,632	5,699
	Orange SA	9.000%	3/1/31	20,460	25,289
	Paramount Global	4.200%	6/1/29	6,377	5,966
	Paramount Global	7.875%	7/30/30	4,328	4,691
	Paramount Global	4.950%	1/15/31	10,568	10,034
	Paramount Global	4.200%	5/19/32	9,795	8,758
	Paramount Global	5.500%	5/15/33	3,465	3,284
	Rogers Communications Inc.	3.800%	3/15/32	15,985	14,723
	Sprint Capital Corp.	8.750%	3/15/32	16,505	20,366
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,532	3,360
	Telefonica Europe BV	8.250%	9/15/30	10,985	12,885
	TELUS Corp.	3.400%	5/13/32	7,156	6,379
	Tencent Music Entertainment Group	2.000%	9/3/30	4,197	3,402
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	3,620	4,209
	T-Mobile USA Inc.	2.625%	2/15/29	7,825	7,048
	T-Mobile USA Inc.	2.400%	3/15/29	2,812	2,521
	T-Mobile USA Inc.	3.375%	4/15/29	19,277	17,910
	T-Mobile USA Inc.	3.875%	4/15/30	57,509	54,598
	T-Mobile USA Inc.	2.550%	2/15/31	31,769	27,348
	T-Mobile USA Inc.	2.875%	2/15/31	5,935	5,227
	T-Mobile USA Inc.	3.500%	4/15/31	26,227	23,990
	T-Mobile USA Inc.	2.700%	3/15/32	8,369	7,141
	T-Mobile USA Inc.	5.200%	1/15/33	9,765	10,005
	T-Mobile USA Inc.	5.050%	7/15/33	21,499	21,685
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	2,497	2,921
	VeriSign Inc.	2.700%	6/15/31	6,375	5,470
	Verizon Communications Inc.	3.875%	2/8/29	5,706	5,533
	Verizon Communications Inc.	4.016%	12/3/29	35,197	34,054
	Verizon Communications Inc.	3.150%	3/22/30	14,545	13,305
	Verizon Communications Inc.	1.500%	9/18/30	5,935	4,893
	Verizon Communications Inc.	1.680%	10/30/30	11,781	9,706
	Verizon Communications Inc.	1.750%	1/20/31	18,833	15,500
	Verizon Communications Inc.	2.550%	3/21/31	38,295	33,026
	Verizon Communications Inc.	2.355%	3/15/32	36,408	30,309
	Verizon Communications Inc.	5.050%	5/9/33	8,417	8,595
	Verizon Communications Inc.	4.500%	8/10/33	24,340	23,750
	Vodafone Group plc	7.875%	2/15/30	6,180	7,086
	Vodafone Group plc	6.250%	11/30/32	4,140	4,511
	Walt Disney Co.	2.000%	9/1/29	17,398	15,455
	Walt Disney Co.	3.800%	3/22/30	9,792	9,514
	Walt Disney Co.	2.650%	1/13/31	23,040	20,511
	Walt Disney Co.	6.550%	3/15/33	1,887	2,183
	Warnermedia Holdings Inc.	4.054%	3/15/29	12,905	12,237
	Warnermedia Holdings Inc.	4.279%	3/15/32	41,295	37,779
	Weibo Corp.	3.375%	7/8/30	6,325	5,438
					1,155,720
Consumer Discretionary (2.6%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	13,489	11,171
	Amazon.com Inc.	3.450%	4/13/29	6,535	6,331
	Amazon.com Inc.	4.650%	12/1/29	7,157	7,341
	Amazon.com Inc.	1.500%	6/3/30	18,051	15,292
	Amazon.com Inc.	2.100%	5/12/31	32,763	28,258
	Amazon.com Inc.	3.600%	4/13/32	15,322	14,585
	Amazon.com Inc.	4.700%	12/1/32	27,240	27,986
[2]	American Honda Finance Corp.	2.250%	1/12/29	4,406	3,980
	American Honda Finance Corp.	4.600%	4/17/30	6,160	6,163
[2]	American Honda Finance Corp.	1.800%	1/13/31	5,210	4,407
	Aptiv plc	4.350%	3/15/29	2,355	2,298
	Aptiv plc	3.250%	3/1/32	4,660	4,120
	AutoNation Inc.	4.750%	6/1/30	4,162	4,017
	AutoNation Inc.	2.400%	8/1/31	3,522	2,837
	AutoNation Inc.	3.850%	3/1/32	8,590	7,648
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	3.750%	4/18/29	5,229	4,997
	AutoZone Inc.	4.000%	4/15/30	7,081	6,807
	AutoZone Inc.	1.650%	1/15/31	4,260	3,463
	AutoZone Inc.	4.750%	8/1/32	3,555	3,522
	AutoZone Inc.	4.750%	2/1/33	5,559	5,481
	AutoZone Inc.	5.200%	8/1/33	4,335	4,413
	Best Buy Co. Inc.	4.450%	10/1/28	5,490	5,461
	Best Buy Co. Inc.	1.950%	10/1/30	2,828	2,351
	Brunswick Corp.	2.400%	8/18/31	4,558	3,679
	Brunswick Corp.	4.400%	9/15/32	4,000	3,644
	Choice Hotels International Inc.	3.700%	12/1/29	2,008	1,779
	Darden Restaurants Inc.	6.300%	10/10/33	4,220	4,538
	Dick's Sporting Goods Inc.	3.150%	1/15/32	5,640	4,804
	eBay Inc.	2.700%	3/11/30	6,083	5,419
	eBay Inc.	2.600%	5/10/31	4,010	3,496
	eBay Inc.	6.300%	11/22/32	7,210	7,944
[2]	Emory University	2.143%	9/1/30	4,906	4,232
	Ford Motor Co.	9.625%	4/22/30	1,755	2,067
	Ford Motor Co.	7.450%	7/16/31	2,987	3,255
	Ford Motor Co.	3.250%	2/12/32	26,475	22,026
	Ford Motor Co.	6.100%	8/19/32	14,696	14,827
	Ford Motor Credit Co. LLC	2.900%	2/10/29	2,698	2,364
	Ford Motor Credit Co. LLC	5.113%	5/3/29	5,394	5,249
	Ford Motor Credit Co. LLC	7.350%	3/6/30	11,428	12,259
	Ford Motor Credit Co. LLC	7.200%	6/10/30	1,921	2,047
	Ford Motor Credit Co. LLC	4.000%	11/13/30	11,390	10,209
	Ford Motor Credit Co. LLC	3.625%	6/17/31	1,974	1,702
	Ford Motor Credit Co. LLC	7.122%	11/7/33	15,149	16,320
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,883	5,439
	Fortune Brands Innovations Inc.	4.000%	3/25/32	1,200	1,119
	Fortune Brands Innovations Inc.	5.875%	6/1/33	6,850	7,166
	General Motors Co.	5.000%	10/1/28	5,531	5,579
	General Motors Co.	5.400%	10/15/29	5,990	6,097
	General Motors Co.	5.600%	10/15/32	22,560	23,069
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,245	4,345
	General Motors Financial Co. Inc.	4.300%	4/6/29	10,484	10,113
	General Motors Financial Co. Inc.	5.850%	4/6/30	10,000	10,320
	General Motors Financial Co. Inc.	3.600%	6/21/30	7,888	7,171
	General Motors Financial Co. Inc.	2.350%	1/8/31	5,527	4,571
	General Motors Financial Co. Inc.	2.700%	6/10/31	9,300	7,802
	General Motors Financial Co. Inc.	3.100%	1/12/32	16,975	14,462
	General Motors Financial Co. Inc.	6.400%	1/9/33	9,415	10,027
	General Motors Financial Co. Inc.	6.100%	1/7/34	2,500	2,571
	Genuine Parts Co.	1.875%	11/1/30	3,887	3,146
	Genuine Parts Co.	6.875%	11/1/33	4,925	5,471
	GXO Logistics Inc.	2.650%	7/15/31	4,662	3,829
	Hasbro Inc.	3.900%	11/19/29	8,886	8,282
	Home Depot Inc.	4.900%	4/15/29	3,515	3,613
	Home Depot Inc.	2.950%	6/15/29	12,661	11,914
	Home Depot Inc.	2.700%	4/15/30	18,500	16,923
	Home Depot Inc.	1.375%	3/15/31	12,989	10,617
	Home Depot Inc.	1.875%	9/15/31	10,225	8,558
	Home Depot Inc.	3.250%	4/15/32	15,155	14,009
	Home Depot Inc.	4.500%	9/15/32	10,720	10,933
	Honda Motor Co. Ltd.	2.967%	3/10/32	10,450	9,553
	Hyatt Hotels Corp.	5.750%	4/23/30	3,950	4,090
	JD.com Inc.	3.375%	1/14/30	5,890	5,330
[2]	Johns Hopkins University	4.705%	7/1/32	3,808	3,888
	Lear Corp.	4.250%	5/15/29	3,085	2,968
	Lear Corp.	3.500%	5/30/30	3,935	3,522
	Leggett & Platt Inc.	4.400%	3/15/29	4,727	4,581
	Lowe's Cos. Inc.	3.650%	4/5/29	15,657	15,094
	Lowe's Cos. Inc.	4.500%	4/15/30	5,200	5,175
	Lowe's Cos. Inc.	1.700%	10/15/30	7,778	6,467
	Lowe's Cos. Inc.	2.625%	4/1/31	14,779	12,952
	Lowe's Cos. Inc.	3.750%	4/1/32	18,300	17,115
	Lowe's Cos. Inc.	5.150%	7/1/33	15,170	15,594
	Magna International Inc.	5.500%	3/21/33	4,120	4,365
	Marriott International Inc.	4.900%	4/15/29	8,615	8,670

43

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Marriott International Inc.	4.625%	6/15/30	8,574	8,430
[2]	Marriott International Inc.	2.850%	4/15/31	10,446	9,060
[2]	Marriott International Inc.	3.500%	10/15/32	11,190	9,978
[2]	Marriott International Inc.	2.750%	10/15/33	1,660	1,370
	Masco Corp.	2.000%	10/1/30	3,049	2,521
	Masco Corp.	2.000%	2/15/31	4,713	3,881
[2]	McDonald's Corp.	2.625%	9/1/29	8,856	8,106
[2]	McDonald's Corp.	2.125%	3/1/30	5,953	5,203
[2]	McDonald's Corp.	3.600%	7/1/30	8,028	7,619
[2]	McDonald's Corp.	4.600%	9/9/32	5,130	5,197
	McDonald's Corp.	4.950%	8/14/33	5,100	5,242
	MDC Holdings Inc.	3.850%	1/15/30	2,285	2,096
	MDC Holdings Inc.	2.500%	1/15/31	4,825	3,958
[4]	Mercedes-Benz Finance North America LLC	3.100%	8/15/29	12,500	11,569
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	5,020	6,294
[4]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,600
	Mohawk Industries Inc.	3.625%	5/15/30	4,475	4,140
	NIKE Inc.	2.850%	3/27/30	10,942	10,063
	NVR Inc.	3.000%	5/15/30	4,727	4,212
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,533	4,378
	O'Reilly Automotive Inc.	4.200%	4/1/30	9,415	9,085
	O'Reilly Automotive Inc.	4.700%	6/15/32	6,335	6,269
	Owens Corning	3.950%	8/15/29	4,175	3,981
	Owens Corning	3.875%	6/1/30	2,544	2,391
	Polaris Inc.	6.950%	3/15/29	4,000	4,250
	PulteGroup Inc.	6.375%	5/15/33	3,500	3,827
	Ralph Lauren Corp.	2.950%	6/15/30	6,875	6,254
	Ross Stores Inc.	1.875%	4/15/31	3,150	2,595
	Sands China Ltd.	3.100%	3/8/29	5,390	4,678
	Sands China Ltd.	4.625%	6/18/30	5,775	5,261
	Sands China Ltd.	3.500%	8/8/31	4,955	4,127
	Stanley Black & Decker Inc.	2.300%	3/15/30	4,858	4,135
	Stanley Black & Decker Inc.	3.000%	5/15/32	2,810	2,429
	Starbucks Corp.	2.250%	3/12/30	10,185	8,945
	Starbucks Corp.	2.550%	11/15/30	15,624	13,816
	Starbucks Corp.	3.000%	2/14/32	6,519	5,844
	Starbucks Corp.	4.800%	2/15/33	5,000	5,103
	Tapestry Inc.	7.700%	11/27/30	7,000	7,381
[2]	Tapestry Inc.	3.050%	3/15/32	3,460	2,805
	Tapestry Inc.	7.850%	11/27/33	10,500	11,212
	TJX Cos. Inc.	3.875%	4/15/30	6,268	6,059
	Toll Brothers Finance Corp.	3.800%	11/1/29	3,455	3,236
	Toyota Motor Corp.	2.760%	7/2/29	4,770	4,470
	Toyota Motor Corp.	5.123%	7/13/33	7,885	8,501
	Toyota Motor Credit Corp.	3.650%	1/8/29	4,150	4,049
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	6,357	6,388
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	7,619	6,729
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,407	9,787
	Toyota Motor Credit Corp.	4.550%	5/17/30	5,036	5,073
	Toyota Motor Credit Corp.	5.550%	11/20/30	7,350	7,743
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	4,560	3,797
	Toyota Motor Credit Corp.	1.900%	9/12/31	5,005	4,171
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	4,020	3,449
	Toyota Motor Credit Corp.	4.700%	1/12/33	4,057	4,166
	Tractor Supply Co.	1.750%	11/1/30	5,165	4,236
	Tractor Supply Co.	5.250%	5/15/33	6,080	6,239
	VF Corp.	2.950%	4/23/30	6,320	5,281
	Whirlpool Corp.	4.750%	2/26/29	7,818	7,786
	Whirlpool Corp.	2.400%	5/15/31	1,338	1,122
	Whirlpool Corp.	4.700%	5/14/32	2,292	2,225
	Whirlpool Corp.	5.500%	3/1/33	3,000	3,062
[2]	Yale University	1.482%	4/15/30	9,640	8,038
					997,211
Consumer Staples (2.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,550	5,038
	Altria Group Inc.	4.800%	2/14/29	2,676	2,670
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Altria Group Inc.	3.400%	5/6/30	9,072	8,287
Altria Group Inc.	2.450%	2/4/32	13,910	11,364
Altria Group Inc.	6.875%	11/1/33	2,500	2,752
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	29,324	29,815
Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	23,713	22,601
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	4,849	5,044
Archer-Daniels-Midland Co.	3.250%	3/27/30	5,642	5,269
Archer-Daniels-Midland Co.	2.900%	3/1/32	7,160	6,367
Avery Dennison Corp.	4.875%	12/6/28	5,581	5,652
Avery Dennison Corp.	2.650%	4/30/30	5,814	5,141
Avery Dennison Corp.	5.750%	3/15/33	6,000	6,351
BAT Capital Corp.	3.462%	9/6/29	5,209	4,795
BAT Capital Corp.	4.906%	4/2/30	6,416	6,311
BAT Capital Corp.	6.343%	8/2/30	8,755	9,200
BAT Capital Corp.	2.726%	3/25/31	13,710	11,501
BAT Capital Corp.	4.742%	3/16/32	8,315	7,983
BAT Capital Corp.	7.750%	10/19/32	3,980	4,490
BAT Capital Corp.	6.421%	8/2/33	15,695	16,434
BAT International Finance plc	5.931%	2/2/29	3,000	3,118
Brown-Forman Corp.	4.750%	4/15/33	5,250	5,350
Bunge Ltd. Finance Corp.	2.750%	5/14/31	8,070	7,023
Campbell Soup Co.	2.375%	4/24/30	8,895	7,712
Church & Dwight Co. Inc.	5.600%	11/15/32	8,200	8,796
Clorox Co.	4.400%	5/1/29	4,153	4,112
Clorox Co.	1.800%	5/15/30	5,485	4,580
Clorox Co.	4.600%	5/1/32	4,728	4,712
Coca-Cola Co.	2.125%	9/6/29	4,657	4,207
Coca-Cola Co.	3.450%	3/25/30	11,306	10,852
Coca-Cola Co.	1.650%	6/1/30	14,899	12,766
Coca-Cola Co.	2.000%	3/5/31	3,225	2,784
Coca-Cola Co.	1.375%	3/15/31	22,289	18,392
Coca-Cola Co.	2.250%	1/5/32	10,050	8,781
Coca-Cola Femsa SAB de CV	2.750%	1/22/30	8,905	7,994
Coca-Cola Femsa SAB de CV	1.850%	9/1/32	4,365	3,472
Colgate-Palmolive Co.	3.250%	8/15/32	5,355	4,974
Colgate-Palmolive Co.	4.600%	3/1/33	5,240	5,448
Constellation Brands Inc.	3.150%	8/1/29	7,088	6,593
Constellation Brands Inc.	2.875%	5/1/30	901	807
Constellation Brands Inc.	2.250%	8/1/31	7,047	5,928
Constellation Brands Inc.	4.750%	5/9/32	9,521	9,494
Constellation Brands Inc.	4.900%	5/1/33	6,555	6,596
Costco Wholesale Corp.	1.600%	4/20/30	18,313	15,692
Costco Wholesale Corp.	1.750%	4/20/32	7,255	6,034
Diageo Capital plc	2.375%	10/24/29	9,097	8,199
Diageo Capital plc	2.000%	4/29/30	3,645	3,155
Diageo Capital plc	2.125%	4/29/32	3,735	3,119
Diageo Capital plc	5.500%	1/24/33	10,375	11,044
Dollar General Corp.	3.500%	4/3/30	10,920	10,064
Dollar General Corp.	5.000%	11/1/32	4,724	4,715
Dollar General Corp.	5.450%	7/5/33	7,395	7,540
Dollar Tree Inc.	2.650%	12/1/31	6,600	5,605
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,206	5,527
Estee Lauder Cos. Inc.	2.600%	4/15/30	10,292	9,119
Estee Lauder Cos. Inc.	1.950%	3/15/31	5,192	4,349
Estee Lauder Cos. Inc.	4.650%	5/15/33	5,550	5,583
Flowers Foods Inc.	2.400%	3/15/31	4,124	3,470
General Mills Inc.	2.875%	4/15/30	6,090	5,503
General Mills Inc.	4.950%	3/29/33	13,435	13,621
Haleon US Capital LLC	3.375%	3/24/29	7,925	7,499
Haleon US Capital LLC	3.625%	3/24/32	16,455	15,192
Hershey Co.	2.450%	11/15/29	2,900	2,624
Hershey Co.	1.700%	6/1/30	1,785	1,518
Hershey Co.	4.500%	5/4/33	2,650	2,666
Hormel Foods Corp.	1.800%	6/11/30	10,107	8,597
Ingredion Inc.	2.900%	6/1/30	3,911	3,488
J M Smucker Co.	2.375%	3/15/30	6,480	5,600
J M Smucker Co.	2.125%	3/15/32	5,000	4,055

44

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JBS USA LUX SA	5.500%	1/15/30	10,645	10,432
	JBS USA LUX SA	3.750%	12/1/31	7,175	6,173
	JBS USA LUX SA	3.625%	1/15/32	5,090	4,344
	JBS USA LUX SA	5.750%	4/1/33	24,555	24,256
	Kellanova	2.100%	6/1/30	3,325	2,857
[2]	Kellanova	7.450%	4/1/31	5,197	5,952
	Kenvue Inc.	5.000%	3/22/30	6,505	6,728
	Kenvue Inc.	4.900%	3/22/33	12,000	12,359
	Keurig Dr Pepper Inc.	3.950%	4/15/29	11,465	11,173
	Keurig Dr Pepper Inc.	3.200%	5/1/30	6,506	5,981
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,260	2,785
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,709	11,270
	Kimberly-Clark Corp.	3.950%	11/1/28	2,772	2,734
	Kimberly-Clark Corp.	3.200%	4/25/29	5,795	5,494
	Kimberly-Clark Corp.	3.100%	3/26/30	4,697	4,382
	Kimberly-Clark Corp.	2.000%	11/2/31	5,030	4,255
	Kraft Heinz Foods Co.	3.750%	4/1/30	6,082	5,809
	Kraft Heinz Foods Co.	4.250%	3/1/31	10,539	10,327
	Kroger Co.	4.500%	1/15/29	6,406	6,368
[2]	Kroger Co.	7.700%	6/1/29	1,000	1,131
	Kroger Co.	2.200%	5/1/30	11,823	10,124
	Kroger Co.	1.700%	1/15/31	4,892	3,960
	McCormick & Co. Inc.	1.850%	2/15/31	6,151	5,061
	McCormick & Co. Inc.	4.950%	4/15/33	3,000	3,012
	Mondelez International Inc.	2.750%	4/13/30	8,968	8,102
	Mondelez International Inc.	1.500%	2/4/31	4,138	3,373
	Mondelez International Inc.	3.000%	3/17/32	7,653	6,791
	Mondelez International Inc.	1.875%	10/15/32	5,625	4,584
	PepsiCo Inc.	7.000%	3/1/29	975	1,094
	PepsiCo Inc.	2.625%	7/29/29	8,928	8,231
	PepsiCo Inc.	2.750%	3/19/30	16,370	15,035
	PepsiCo Inc.	1.625%	5/1/30	17,143	14,609
	PepsiCo Inc.	1.950%	10/21/31	9,813	8,329
	PepsiCo Inc.	3.900%	7/18/32	16,249	15,917
	Philip Morris International Inc.	3.375%	8/15/29	6,106	5,721
	Philip Morris International Inc.	5.625%	11/17/29	10,138	10,634
	Philip Morris International Inc.	5.125%	2/15/30	18,060	18,382
	Philip Morris International Inc.	2.100%	5/1/30	8,499	7,313
	Philip Morris International Inc.	5.500%	9/7/30	2,329	2,416
	Philip Morris International Inc.	1.750%	11/1/30	2,552	2,102
	Philip Morris International Inc.	5.750%	11/17/32	11,500	12,074
	Philip Morris International Inc.	5.375%	2/15/33	29,040	29,801
	Philip Morris International Inc.	5.625%	9/7/33	4,364	4,565
	Pilgrim's Pride Corp.	4.250%	4/15/31	8,598	7,768
	Pilgrim's Pride Corp.	3.500%	3/1/32	9,346	7,918
	Pilgrim's Pride Corp.	6.250%	7/1/33	6,245	6,426
	Procter & Gamble Co.	3.000%	3/25/30	9,379	8,784
	Procter & Gamble Co.	1.200%	10/29/30	17,355	14,366
	Procter & Gamble Co.	1.950%	4/23/31	4,898	4,241
	Procter & Gamble Co.	2.300%	2/1/32	3,535	3,122
	Procter & Gamble Co.	4.050%	1/26/33	5,450	5,461
	Sysco Corp.	5.750%	1/17/29	2,500	2,608
	Sysco Corp.	2.400%	2/15/30	7,005	6,174
	Sysco Corp.	5.950%	4/1/30	6,328	6,735
	Sysco Corp.	2.450%	12/14/31	3,955	3,347
	Sysco Corp.	6.000%	1/17/34	2,000	2,164
	Target Corp.	3.375%	4/15/29	10,795	10,391
	Target Corp.	2.350%	2/15/30	4,892	4,375
	Target Corp.	2.650%	9/15/30	402	360
	Target Corp.	4.500%	9/15/32	8,925	9,017
	Target Corp.	4.400%	1/15/33	5,000	5,046
	Tyson Foods Inc.	4.350%	3/1/29	7,138	6,939
	Unilever Capital Corp.	2.125%	9/6/29	10,398	9,276
	Unilever Capital Corp.	1.375%	9/14/30	4,523	3,752
	Unilever Capital Corp.	1.750%	8/12/31	7,650	6,359
	Unilever Capital Corp.	5.900%	11/15/32	2,735	3,048
	Unilever Capital Corp.	5.000%	12/8/33	9,825	10,214
	Walmart Inc.	3.250%	7/8/29	11,623	11,163
	Walmart Inc.	2.375%	9/24/29	10,818	9,858
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.000%	4/15/30	2,305	2,300
	Walmart Inc.	1.800%	9/22/31	5,245	4,448
	Walmart Inc.	4.150%	9/9/32	5,366	5,366
	Walmart Inc.	4.100%	4/15/33	19,568	19,335
					1,051,535
Energy (2.6%)
	Apache Corp.	4.375%	10/15/28	717	680
	Apache Corp.	4.250%	1/15/30	4,429	4,169
	Baker Hughes Holdings LLC	3.138%	11/7/29	4,970	4,621
	Baker Hughes Holdings LLC	4.486%	5/1/30	7,375	7,387
	Boardwalk Pipelines LP	4.800%	5/3/29	3,893	3,823
	Boardwalk Pipelines LP	3.400%	2/15/31	2,993	2,680
	Boardwalk Pipelines LP	3.600%	9/1/32	2,463	2,187
	BP Capital Markets America Inc.	3.633%	4/6/30	14,422	13,819
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,480
	BP Capital Markets America Inc.	2.721%	1/12/32	19,774	17,251
	BP Capital Markets America Inc.	4.812%	2/13/33	18,850	19,022
	BP Capital Markets America Inc.	4.893%	9/11/33	13,280	13,518
	Burlington Resources LLC	7.200%	8/15/31	1,320	1,526
	Canadian Natural Resources Ltd.	2.950%	7/15/30	7,450	6,561
	Canadian Natural Resources Ltd.	7.200%	1/15/32	225	250
	Canadian Natural Resources Ltd.	6.450%	6/30/33	2,903	3,116
	Cenovus Energy Inc.	2.650%	1/15/32	4,300	3,568
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	11,301	10,688
	Cheniere Energy Partners LP	4.500%	10/1/29	6,171	5,895
	Cheniere Energy Partners LP	4.000%	3/1/31	15,740	14,317
	Cheniere Energy Partners LP	3.250%	1/31/32	15,725	13,402
[4]	Cheniere Energy Partners LP	5.950%	6/30/33	12,079	12,399
	Chevron Corp.	2.236%	5/11/30	12,958	11,479
	Chevron USA Inc.	3.250%	10/15/29	4,505	4,280
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	3,488	3,196
	CNOOC Petroleum North America ULC	7.875%	3/15/32	3,455	4,158
	ConocoPhillips	2.400%	2/15/31	4,590	3,915
	ConocoPhillips	5.900%	10/15/32	1,355	1,488
	ConocoPhillips Co.	6.950%	4/15/29	10,767	12,003
	ConocoPhillips Co.	5.050%	9/15/33	11,200	11,524
	Coterra Energy Inc.	4.375%	3/15/29	6,175	6,002
	DCP Midstream Operating LP	5.125%	5/15/29	4,076	4,075
	DCP Midstream Operating LP	3.250%	2/15/32	5,824	5,055
	Devon Energy Corp.	4.500%	1/15/30	5,142	4,939
	Devon Energy Corp.	7.875%	9/30/31	3,200	3,730
	Devon Energy Corp.	7.950%	4/15/32	2,114	2,460
	Diamondback Energy Inc.	3.500%	12/1/29	8,608	7,999
	Diamondback Energy Inc.	3.125%	3/24/31	10,852	9,656
	Diamondback Energy Inc.	6.250%	3/15/33	7,265	7,778
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,225	3,791
	Enbridge Inc.	3.125%	11/15/29	8,808	8,058
	Enbridge Inc.	6.200%	11/15/30	6,190	6,625
	Enbridge Inc.	5.700%	3/8/33	23,385	24,320
	Enbridge Inc.	2.500%	8/1/33	7,890	6,459
	Energy Transfer LP	5.250%	4/15/29	10,975	11,062
	Energy Transfer LP	4.150%	9/15/29	3,700	3,528
	Energy Transfer LP	3.750%	5/15/30	13,704	12,720
	Energy Transfer LP	6.400%	12/1/30	2,670	2,856
	Energy Transfer LP	5.750%	2/15/33	15,126	15,631
	Energy Transfer LP	6.550%	12/1/33	9,965	10,823
	Enterprise Products Operating LLC	3.125%	7/31/29	11,059	10,343
	Enterprise Products Operating LLC	2.800%	1/31/30	10,055	9,103
	Enterprise Products Operating LLC	5.350%	1/31/33	8,855	9,284
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	4,139	4,762
	EOG Resources Inc.	4.375%	4/15/30	6,876	6,856
	EQT Corp.	5.000%	1/15/29	5,125	5,088
	EQT Corp.	7.000%	2/1/30	9,196	9,867
	Exxon Mobil Corp.	2.440%	8/16/29	8,018	7,295
	Exxon Mobil Corp.	3.482%	3/19/30	16,725	15,906
	Exxon Mobil Corp.	2.610%	10/15/30	14,515	12,966

45

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	2.920%	3/1/30	5,308	4,776
	Helmerich & Payne Inc.	2.900%	9/29/31	4,420	3,710
	Hess Corp.	7.300%	8/15/31	4,936	5,702
	Hess Corp.	7.125%	3/15/33	6,253	7,236
	HF Sinclair Corp.	4.500%	10/1/30	3,123	2,919
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	330	375
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	309	351
	Kinder Morgan Inc.	2.000%	2/15/31	7,210	5,991
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,300	1,488
	Kinder Morgan Inc.	4.800%	2/1/33	5,755	5,553
	Kinder Morgan Inc.	5.200%	6/1/33	19,253	19,149
	Magellan Midstream Partners LP	3.250%	6/1/30	5,006	4,543
	Marathon Oil Corp.	6.800%	3/15/32	4,696	5,085
	MPLX LP	4.800%	2/15/29	6,825	6,782
	MPLX LP	2.650%	8/15/30	12,158	10,503
	MPLX LP	4.950%	9/1/32	8,475	8,303
	MPLX LP	5.000%	3/1/33	9,310	9,130
	NOV Inc.	3.600%	12/1/29	3,014	2,787
	Occidental Petroleum Corp.	8.875%	7/15/30	8,366	9,786
	Occidental Petroleum Corp.	6.625%	9/1/30	12,023	12,799
	Occidental Petroleum Corp.	6.125%	1/1/31	9,684	10,073
	Occidental Petroleum Corp.	7.500%	5/1/31	7,392	8,292
	Occidental Petroleum Corp.	7.875%	9/15/31	4,028	4,576
	ONEOK Inc.	4.350%	3/15/29	10,680	10,377
	ONEOK Inc.	3.400%	9/1/29	7,110	6,551
	ONEOK Inc.	3.100%	3/15/30	4,320	3,881
	ONEOK Inc.	5.800%	11/1/30	4,000	4,162
	ONEOK Inc.	6.350%	1/15/31	1,420	1,516
	ONEOK Inc.	6.100%	11/15/32	8,030	8,533
	ONEOK Inc.	6.050%	9/1/33	12,755	13,500
	Ovintiv Inc.	7.200%	11/1/31	2,745	2,983
	Ovintiv Inc.	7.375%	11/1/31	4,815	5,306
	Ovintiv Inc.	6.250%	7/15/33	5,311	5,495
	Patterson-UTI Energy Inc.	5.150%	11/15/29	2,900	2,772
	Patterson-UTI Energy Inc.	7.150%	10/1/33	3,322	3,522
	Phillips 66	2.150%	12/15/30	8,138	6,863
	Phillips 66 Co.	3.150%	12/15/29	6,790	6,249
	Phillips 66 Co.	5.300%	6/30/33	4,320	4,442
	Pioneer Natural Resources Co.	1.900%	8/15/30	11,659	9,909
	Pioneer Natural Resources Co.	2.150%	1/15/31	9,184	7,818
	Plains All American Pipeline LP	3.550%	12/15/29	7,365	6,781
	Plains All American Pipeline LP	3.800%	9/15/30	5,786	5,329
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	21,013	20,566
	Schlumberger Investment SA	2.650%	6/26/30	14,373	12,913
	Schlumberger Investment SA	4.850%	5/15/33	2,330	2,367
	Shell International Finance BV	2.375%	11/7/29	14,156	12,741
	Shell International Finance BV	2.750%	4/6/30	14,431	13,198
	Suncor Energy Inc.	7.150%	2/1/32	4,705	5,264
	Targa Resources Corp.	6.150%	3/1/29	8,330	8,721
	Targa Resources Corp.	4.200%	2/1/33	7,100	6,537
	Targa Resources Corp.	6.125%	3/15/33	9,850	10,388
	Targa Resources Partners LP	6.875%	1/15/29	5,100	5,267
	Targa Resources Partners LP	5.500%	3/1/30	7,000	6,993
	Targa Resources Partners LP	4.875%	2/1/31	8,300	8,058
	Targa Resources Partners LP	4.000%	1/15/32	8,195	7,468
	Tosco Corp.	8.125%	2/15/30	3,379	3,978
	TotalEnergies Capital International SA	3.455%	2/19/29	9,355	9,024
	TotalEnergies Capital International SA	2.829%	1/10/30	5,774	5,311
	TransCanada PipeLines Ltd.	4.100%	4/15/30	12,875	12,250
	TransCanada PipeLines Ltd.	2.500%	10/12/31	8,201	6,864
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	10,793	9,798
	Valero Energy Corp.	2.800%	12/1/31	8,593	7,318
	Valero Energy Corp.	7.500%	4/15/32	3,200	3,696
	Western Midstream Operating LP	4.750%	8/15/28	847	828
	Western Midstream Operating LP	4.050%	2/1/30	10,591	9,918
	Western Midstream Operating LP	6.150%	4/1/33	6,261	6,505
	Williams Cos. Inc.	3.500%	11/15/30	9,945	9,117
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Williams Cos. Inc.	7.500%	1/15/31	1,401	1,580
	Williams Cos. Inc.	2.600%	3/15/31	12,032	10,301
	Williams Cos. Inc.	8.750%	3/15/32	3,139	3,808
	Williams Cos. Inc.	4.650%	8/15/32	6,804	6,648
	Williams Cos. Inc.	5.650%	3/15/33	4,620	4,830
					965,592
Financials (12.0%)
	AerCap Ireland Capital DAC	6.150%	9/30/30	7,540	7,955
	AerCap Ireland Capital DAC	3.300%	1/30/32	34,241	29,819
	AerCap Ireland Capital DAC	3.400%	10/29/33	12,421	10,672
	Affiliated Managers Group Inc.	3.300%	6/15/30	7,842	6,971
	Aflac Inc.	3.600%	4/1/30	10,542	9,962
	Air Lease Corp.	3.250%	10/1/29	4,130	3,736
[2]	Air Lease Corp.	3.000%	2/1/30	5,018	4,450
	Air Lease Corp.	3.125%	12/1/30	3,893	3,409
[2]	Air Lease Corp.	2.875%	1/15/32	4,135	3,505
	Alleghany Corp.	3.625%	5/15/30	4,635	4,384
	Allstate Corp.	1.450%	12/15/30	4,872	3,941
	Allstate Corp.	5.250%	3/30/33	5,793	5,918
	Allstate Corp.	5.350%	6/1/33	1,813	1,860
	Ally Financial Inc.	6.848%	1/3/30	6,140	6,314
[2]	Ally Financial Inc.	8.000%	11/1/31	19,787	21,675
	American Express Co.	6.489%	10/30/31	8,405	9,113
	American Express Co.	4.989%	5/26/33	6,969	6,951
	American Express Co.	4.420%	8/3/33	15,761	15,178
	American Express Co.	5.043%	5/1/34	11,115	11,099
	American Express Co.	5.625%	7/28/34	3,520	3,643
	American Financial Group Inc.	5.250%	4/2/30	3,062	3,070
	American International Group Inc.	3.400%	6/30/30	4,148	3,816
	American International Group Inc.	5.125%	3/27/33	6,061	6,152
	Ameriprise Financial Inc.	4.500%	5/13/32	4,480	4,449
	Ameriprise Financial Inc.	5.150%	5/15/33	6,015	6,206
	Aon Corp.	4.500%	12/15/28	1,970	1,947
	Aon Corp.	3.750%	5/2/29	6,360	6,086
	Aon Corp.	2.800%	5/15/30	12,255	10,870
	Aon Corp.	2.600%	12/2/31	6,457	5,468
	Aon Corp.	5.000%	9/12/32	5,330	5,337
	Aon Corp.	5.350%	2/28/33	3,367	3,459
	Apollo Global Management Inc.	6.375%	11/15/33	4,095	4,409
	Ares Capital Corp.	3.200%	11/15/31	6,965	5,829
	Arthur J Gallagher & Co.	2.400%	11/9/31	3,646	3,011
	Arthur J Gallagher & Co.	5.500%	3/2/33	4,665	4,751
	Assurant Inc.	3.700%	2/22/30	3,045	2,743
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,300	3,801
	Athene Holding Ltd.	6.150%	4/3/30	3,511	3,628
	Athene Holding Ltd.	3.500%	1/15/31	7,633	6,723
	AXA SA	8.600%	12/15/30	5,721	6,883
	AXIS Specialty Finance LLC	3.900%	7/15/29	1,660	1,572
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,467	2,885
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	6,195	6,748
	Banco Santander SA	3.306%	6/27/29	8,756	8,084
	Banco Santander SA	3.490%	5/28/30	8,766	7,895
	Banco Santander SA	2.749%	12/3/30	7,279	6,044
	Banco Santander SA	2.958%	3/25/31	8,348	7,181
	Banco Santander SA	3.225%	11/22/32	8,360	6,996
	Banco Santander SA	6.921%	8/8/33	17,815	19,004
	Banco Santander SA	6.938%	11/7/33	10,090	11,224
[2]	Bank of America Corp.	3.974%	2/7/30	26,889	25,493
[2]	Bank of America Corp.	3.194%	7/23/30	11,135	10,098
[2]	Bank of America Corp.	2.884%	10/22/30	9,173	8,146
[2]	Bank of America Corp.	2.496%	2/13/31	33,842	29,085
[2]	Bank of America Corp.	2.592%	4/29/31	22,241	19,154
[2]	Bank of America Corp.	1.898%	7/23/31	18,005	14,706
[2]	Bank of America Corp.	1.922%	10/24/31	21,706	17,629
[2]	Bank of America Corp.	2.651%	3/11/32	15,600	13,184
	Bank of America Corp.	2.687%	4/22/32	51,600	43,570
	Bank of America Corp.	2.299%	7/21/32	42,729	34,902
	Bank of America Corp.	2.572%	10/20/32	19,426	16,115
[2]	Bank of America Corp.	2.972%	2/4/33	43,229	36,734

46

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	4.571%	4/27/33	27,099	25,849
[2]	Bank of America Corp.	5.015%	7/22/33	32,131	31,766
	Bank of America Corp.	5.288%	4/25/34	44,522	44,647
	Bank of America Corp.	5.872%	9/15/34	31,011	32,496
	Bank of America Corp.	2.482%	9/21/36	18,478	14,661
	Bank of America Corp.	3.846%	3/8/37	19,687	17,290
	Bank of Montreal	3.088%	1/10/37	9,494	7,711
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	290	283
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	970	854
[2]	Bank of New York Mellon Corp.	3.300%	8/23/29	12,768	11,955
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	2,270	1,854
	Bank of New York Mellon Corp.	2.500%	1/26/32	4,390	3,753
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	10,025	9,562
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	24,020	25,476
	Bank of New York Mellon Corp.	4.706%	2/1/34	6,171	6,034
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	4,920	4,901
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	6,600	7,316
	Bank of Nova Scotia	4.850%	2/1/30	10,185	10,155
	Bank of Nova Scotia	2.150%	8/1/31	4,680	3,883
	Bank of Nova Scotia	2.450%	2/2/32	5,570	4,668
	Bank of Nova Scotia	4.588%	5/4/37	9,274	8,303
	BankUnited Inc.	5.125%	6/11/30	2,545	2,326
[2]	Barclays plc	5.088%	6/20/30	10,879	10,540
	Barclays plc	2.645%	6/24/31	8,058	6,802
	Barclays plc	2.667%	3/10/32	4,177	3,447
	Barclays plc	2.894%	11/24/32	10,560	8,683
	Barclays plc	5.746%	8/9/33	5,115	5,160
	Barclays plc	7.437%	11/2/33	19,668	22,042
	Barclays plc	6.224%	5/9/34	14,765	15,313
	Barclays plc	7.119%	6/27/34	11,580	12,325
	Barclays plc	6.692%	9/13/34	12,250	13,098
	Barclays plc	3.564%	9/23/35	11,936	10,246
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	6,318	5,503
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	4,497	3,791
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	7,457	6,727
	BlackRock Inc.	3.250%	4/30/29	11,454	11,014
	BlackRock Inc.	2.400%	4/30/30	9,310	8,318
	BlackRock Inc.	1.900%	1/28/31	7,016	5,917
	BlackRock Inc.	2.100%	2/25/32	6,114	5,111
	BlackRock Inc.	4.750%	5/25/33	15,130	15,287
	Blackstone Private Credit Fund	4.000%	1/15/29	4,527	4,128
	Brighthouse Financial Inc.	5.625%	5/15/30	2,595	2,629
	Brookfield Capital Finance LLC	6.087%	6/14/33	9,339	9,747
	Brookfield Finance Inc.	4.850%	3/29/29	8,175	8,133
	Brookfield Finance Inc.	4.350%	4/15/30	8,412	8,106
	Brookfield Finance Inc.	2.724%	4/15/31	4,200	3,564
	Brookfield Finance Inc.	6.350%	1/5/34	4,100	4,362
	Brown & Brown Inc.	4.500%	3/15/29	2,865	2,792
	Brown & Brown Inc.	2.375%	3/15/31	5,924	4,861
	Brown & Brown Inc.	4.200%	3/17/32	7,575	6,933
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	8,747	7,984
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	7,960	8,496
	Capital One Financial Corp.	3.273%	3/1/30	15,175	13,537
	Capital One Financial Corp.	5.247%	7/26/30	669	657
[2]	Capital One Financial Corp.	7.624%	10/30/31	5,600	6,144
	Capital One Financial Corp.	2.359%	7/29/32	8,050	6,112
	Capital One Financial Corp.	2.618%	11/2/32	4,415	3,554
	Capital One Financial Corp.	5.268%	5/10/33	6,268	6,151
	Capital One Financial Corp.	5.817%	2/1/34	20,762	20,678
	Capital One Financial Corp.	6.377%	6/8/34	15,496	15,971
	Cboe Global Markets Inc.	1.625%	12/15/30	4,280	3,523
	Charles Schwab Corp.	4.000%	2/1/29	8,504	8,260
	Charles Schwab Corp.	3.250%	5/22/29	7,971	7,470
	Charles Schwab Corp.	2.750%	10/1/29	5,674	5,109
	Charles Schwab Corp.	4.625%	3/22/30	2,270	2,280
	Charles Schwab Corp.	2.300%	5/13/31	15,299	12,789
	Charles Schwab Corp.	2.900%	3/3/32	10,227	8,819
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	5.853%	5/19/34	9,092	9,372
	Charles Schwab Corp.	6.136%	8/24/34	11,135	11,759
	Chubb INA Holdings Inc.	1.375%	9/15/30	13,188	10,869
	CI Financial Corp.	3.200%	12/17/30	9,275	7,333
[2]	Citigroup Inc.	3.980%	3/20/30	25,687	24,370
[2]	Citigroup Inc.	2.976%	11/5/30	16,922	15,085
[2]	Citigroup Inc.	2.666%	1/29/31	22,323	19,377
[2]	Citigroup Inc.	4.412%	3/31/31	50,722	48,570
[2]	Citigroup Inc.	2.572%	6/3/31	28,532	24,374
	Citigroup Inc.	2.561%	5/1/32	3,120	2,604
	Citigroup Inc.	6.625%	6/15/32	4,445	4,838
	Citigroup Inc.	2.520%	11/3/32	10,722	8,848
	Citigroup Inc.	3.057%	1/25/33	17,297	14,762
	Citigroup Inc.	3.785%	3/17/33	38,096	34,275
	Citigroup Inc.	4.910%	5/24/33	23,950	23,453
	Citigroup Inc.	6.270%	11/17/33	19,150	20,497
	Citigroup Inc.	6.174%	5/25/34	35,565	36,887
	Citizens Financial Group Inc.	2.500%	2/6/30	4,319	3,627
	Citizens Financial Group Inc.	3.250%	4/30/30	6,674	5,862
	Citizens Financial Group Inc.	2.638%	9/30/32	2,337	1,803
	Citizens Financial Group Inc.	5.641%	5/21/37	2,050	1,896
	CME Group Inc.	2.650%	3/15/32	5,075	4,510
	CNA Financial Corp.	3.900%	5/1/29	4,377	4,192
	CNA Financial Corp.	2.050%	8/15/30	2,725	2,270
	CNA Financial Corp.	5.500%	6/15/33	1,933	1,993
	CNO Financial Group Inc.	5.250%	5/30/29	3,513	3,477
	Comerica Bank	5.332%	8/25/33	4,000	3,691
	Comerica Inc.	4.000%	2/1/29	4,097	3,872
	Corebridge Financial Inc.	3.850%	4/5/29	8,628	8,144
	Corebridge Financial Inc.	3.900%	4/5/32	16,205	14,680
[4]	Corebridge Financial Inc.	6.050%	9/15/33	4,140	4,322
	Credit Suisse USA Inc.	7.125%	7/15/32	6,020	6,863
	Deutsche Bank AG	5.882%	7/8/31	2,563	2,502
[2]	Deutsche Bank AG	3.547%	9/18/31	17,501	15,357
	Deutsche Bank AG	3.729%	1/14/32	9,729	8,156
	Deutsche Bank AG	3.035%	5/28/32	997	833
	Deutsche Bank AG	3.742%	1/7/33	12,457	10,226
	Deutsche Bank AG	7.079%	2/10/34	12,285	12,622
[2]	Discover Bank	2.700%	2/6/30	6,364	5,394
	Discover Financial Services	6.700%	11/29/32	6,800	7,116
	Discover Financial Services	7.964%	11/2/34	6,414	7,135
	Enstar Group Ltd.	4.950%	6/1/29	13,435	13,112
	Enstar Group Ltd.	3.100%	9/1/31	1,586	1,295
	Equitable Holdings Inc.	5.594%	1/11/33	4,220	4,343
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	5,980	5,750
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	4,360	3,835
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	6,355	6,361
[4]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	3,300	3,389
	Fidelity National Financial Inc.	4.500%	8/15/28	2,696	2,626
	Fidelity National Financial Inc.	3.400%	6/15/30	7,088	6,358
	Fifth Third Bancorp	4.772%	7/28/30	4,418	4,333
	Fifth Third Bancorp	4.337%	4/25/33	5,415	5,035
	First American Financial Corp.	4.000%	5/15/30	4,277	3,863
	First American Financial Corp.	2.400%	8/15/31	5,177	4,091
[2]	First Horizon Bank	5.750%	5/1/30	5,000	4,720
	Franklin Resources Inc.	1.600%	10/30/30	5,077	4,146
	FS KKR Capital Corp.	7.875%	1/15/29	1,565	1,660
	GATX Corp.	4.700%	4/1/29	2,360	2,339
	GATX Corp.	4.000%	6/30/30	5,336	5,012
	GATX Corp.	4.900%	3/15/33	3,275	3,212
	GATX Corp.	5.450%	9/15/33	6,000	6,042
	GE Capital Funding LLC	4.550%	5/15/32	5,539	5,434
	Globe Life Inc.	2.150%	8/15/30	4,368	3,659
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,850	4,260
	Goldman Sachs Group Inc.	3.800%	3/15/30	20,350	19,131
	Goldman Sachs Group Inc.	1.992%	1/27/32	20,015	16,199
	Goldman Sachs Group Inc.	2.615%	4/22/32	40,625	34,100
	Goldman Sachs Group Inc.	2.383%	7/21/32	33,702	27,711
	Goldman Sachs Group Inc.	2.650%	10/21/32	30,500	25,416

47

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	6.125%	2/15/33	5,507	6,053
	Goldman Sachs Group Inc.	3.102%	2/24/33	29,740	25,541
	Goldman Sachs Group Inc.	6.561%	10/24/34	5,220	5,746
	Hanover Insurance Group Inc.	2.500%	9/1/30	3,223	2,649
	Hartford Financial Services Group Inc.	2.800%	8/19/29	4,935	4,485
	HSBC Holdings plc	4.950%	3/31/30	23,742	23,536
[2]	HSBC Holdings plc	3.973%	5/22/30	27,325	25,535
[2]	HSBC Holdings plc	2.848%	6/4/31	14,398	12,395
[2]	HSBC Holdings plc	2.357%	8/18/31	14,545	12,073
	HSBC Holdings plc	2.804%	5/24/32	15,949	13,311
	HSBC Holdings plc	2.871%	11/22/32	23,909	19,898
	HSBC Holdings plc	4.762%	3/29/33	14,778	13,773
	HSBC Holdings plc	5.402%	8/11/33	24,917	25,036
	HSBC Holdings plc	8.113%	11/3/33	13,425	15,467
	HSBC Holdings plc	6.254%	3/9/34	14,429	15,286
	HSBC Holdings plc	6.547%	6/20/34	20,433	21,388
	HSBC Holdings plc	7.399%	11/13/34	14,517	15,938
	Huntington Bancshares Inc.	2.550%	2/4/30	8,910	7,626
	Huntington Bancshares Inc.	5.023%	5/17/33	3,705	3,590
	Huntington Bancshares Inc.	2.487%	8/15/36	5,854	4,426
	Huntington National Bank	5.650%	1/10/30	5,165	5,223
	ING Groep NV	4.050%	4/9/29	6,588	6,368
	ING Groep NV	2.727%	4/1/32	2,292	1,967
	ING Groep NV	4.252%	3/28/33	10,787	10,103
	ING Groep NV	6.114%	9/11/34	8,821	9,276
	Intercontinental Exchange Inc.	3.100%	9/15/27	1	—
	Intercontinental Exchange Inc.	4.350%	6/15/29	14,138	14,081
	Intercontinental Exchange Inc.	2.100%	6/15/30	14,756	12,751
	Intercontinental Exchange Inc.	1.850%	9/15/32	13,972	11,211
	Intercontinental Exchange Inc.	4.600%	3/15/33	12,204	12,181
	Jackson Financial Inc.	3.125%	11/23/31	4,208	3,534
	Jefferies Financial Group Inc.	4.150%	1/23/30	7,348	6,902
	Jefferies Financial Group Inc.	2.625%	10/15/31	15,144	12,558
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	32,039	31,408
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	21,786	20,490
	JPMorgan Chase & Co.	4.565%	6/14/30	6,960	6,809
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	19,302	17,164
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	26,589	25,933
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	22,389	19,376
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	24,862	21,869
	JPMorgan Chase & Co.	1.764%	11/19/31	9,527	7,736
	JPMorgan Chase & Co.	1.953%	2/4/32	27,572	22,440
	JPMorgan Chase & Co.	2.580%	4/22/32	46,147	39,056
	JPMorgan Chase & Co.	2.545%	11/8/32	24,766	20,689
	JPMorgan Chase & Co.	2.963%	1/25/33	29,877	25,584
	JPMorgan Chase & Co.	4.586%	4/26/33	16,610	16,016
	JPMorgan Chase & Co.	4.912%	7/25/33	37,254	36,840
	JPMorgan Chase & Co.	5.717%	9/14/33	29,904	30,926
	JPMorgan Chase & Co.	5.350%	6/1/34	34,632	35,194
	JPMorgan Chase & Co.	6.254%	10/23/34	22,331	24,221
	Kemper Corp.	2.400%	9/30/30	4,065	3,178
	Kemper Corp.	3.800%	2/23/32	2,835	2,396
[2]	KeyBank NA	4.900%	8/8/32	6,595	5,812
	KeyBank NA	5.000%	1/26/33	9,665	9,031
[2]	KeyCorp	2.550%	10/1/29	5,009	4,253
[2]	KeyCorp	4.789%	6/1/33	8,508	7,820
	Lazard Group LLC	4.375%	3/11/29	6,128	5,961
	Lincoln National Corp.	3.050%	1/15/30	5,108	4,514
	Lincoln National Corp.	3.400%	1/15/31	4,152	3,720
	Lincoln National Corp.	3.400%	3/1/32	1,694	1,450
	Lloyds Banking Group plc	4.650%	3/24/26	103	101
[2]	Lloyds Banking Group plc	3.574%	11/7/28	301	283
	Lloyds Banking Group plc	4.976%	8/11/33	8,996	8,780
	Lloyds Banking Group plc	7.953%	11/15/33	7,960	9,131
	Loews Corp.	3.200%	5/15/30	3,551	3,253
	M&T Bank Corp.	5.053%	1/27/34	9,151	8,669
	Manulife Financial Corp.	3.703%	3/16/32	5,845	5,483
	Markel Group Inc.	3.350%	9/17/29	2,650	2,429
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	15,404	15,341
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	6,958	6,011
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	4,410	3,757
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	5,030	5,419
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	5,245	5,536
	Mastercard Inc.	2.950%	6/1/29	12,429	11,702
	Mastercard Inc.	3.350%	3/26/30	14,670	13,986
	Mastercard Inc.	1.900%	3/15/31	2,880	2,462
	Mastercard Inc.	2.000%	11/18/31	7,078	5,980
	Mastercard Inc.	4.850%	3/9/33	6,925	7,159
	MetLife Inc.	4.550%	3/23/30	7,195	7,243
	MetLife Inc.	6.500%	12/15/32	5,477	6,220
	MetLife Inc.	5.375%	7/15/33	8,200	8,554
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	14,921	14,251
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	16,106	14,808
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	9,200	8,057
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	7,335	6,158
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	185	189
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	28,618	23,760
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	4,895	4,197
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	4,472	4,271
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	18,355	18,647
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	17,768	18,349
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	9,680	9,978
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	6,885	6,202
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	6,321	5,591
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	3,500	2,999
	Mizuho Financial Group Inc.	5.739%	5/27/31	4,062	4,181
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	12,493	10,412
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	8,902	7,275
	Mizuho Financial Group Inc.	2.564%	9/13/31	6,418	5,226
	Mizuho Financial Group Inc.	2.260%	7/9/32	1,173	956
	Mizuho Financial Group Inc.	5.669%	9/13/33	7,051	7,280
	Mizuho Financial Group Inc.	5.754%	5/27/34	8,150	8,457
	Mizuho Financial Group Inc.	5.748%	7/6/34	10,680	11,073
[2]	Morgan Stanley	4.431%	1/23/30	28,119	27,391
[2]	Morgan Stanley	2.699%	1/22/31	29,650	25,972
[2]	Morgan Stanley	3.622%	4/1/31	28,404	26,174
[2]	Morgan Stanley	1.794%	2/13/32	17,683	14,109
[2]	Morgan Stanley	1.928%	4/28/32	12,570	10,100
[2]	Morgan Stanley	2.239%	7/21/32	33,917	27,714
[2]	Morgan Stanley	2.511%	10/20/32	23,327	19,347
	Morgan Stanley	2.943%	1/21/33	16,262	13,822
	Morgan Stanley	4.889%	7/20/33	16,837	16,421
	Morgan Stanley	6.342%	10/18/33	32,375	34,873
[2]	Morgan Stanley	5.250%	4/21/34	25,596	25,570
[2]	Morgan Stanley	5.424%	7/21/34	33,230	33,695
	Morgan Stanley	6.627%	11/1/34	3,661	4,056
	Morgan Stanley	2.484%	9/16/36	20,811	16,519
	Morgan Stanley	5.297%	4/20/37	17,920	17,423
	Morgan Stanley	5.948%	1/19/38	18,339	18,570
	Nasdaq Inc.	1.650%	1/15/31	3,607	2,929
[2]	NatWest Group plc	5.076%	1/27/30	14,114	13,925
[2]	NatWest Group plc	4.445%	5/8/30	9,830	9,405
	NatWest Group plc	6.016%	3/2/34	14,114	14,842
[2]	NatWest Group plc	3.032%	11/28/35	3,713	3,089
	Nomura Holdings Inc.	2.710%	1/22/29	4,105	3,634
	Nomura Holdings Inc.	5.605%	7/6/29	5,490	5,612
	Nomura Holdings Inc.	3.103%	1/16/30	18,155	16,051
	Nomura Holdings Inc.	2.679%	7/16/30	4,450	3,791
	Nomura Holdings Inc.	2.608%	7/14/31	3,565	2,958
	Nomura Holdings Inc.	2.999%	1/22/32	6,350	5,355
	Nomura Holdings Inc.	6.181%	1/18/33	4,425	4,713
	Northern Trust Corp.	3.150%	5/3/29	5,008	4,721
	Northern Trust Corp.	1.950%	5/1/30	4,889	4,212
	Northern Trust Corp.	6.125%	11/2/32	10,290	11,050
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	2,000	2,061
	ORIX Corp.	2.250%	3/9/31	4,550	3,879
	ORIX Corp.	4.000%	4/13/32	4,043	3,795

48

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ORIX Corp.	5.200%	9/13/32	3,799	3,914
	PartnerRe Finance B LLC	3.700%	7/2/29	4,115	3,893
	PartnerRe Finance B LLC	4.500%	10/1/50	3,810	3,280
[2]	PNC Bank NA	2.700%	10/22/29	8,070	7,089
	PNC Financial Services Group Inc.	3.450%	4/23/29	18,185	17,232
	PNC Financial Services Group Inc.	2.550%	1/22/30	11,181	9,783
	PNC Financial Services Group Inc.	4.626%	6/6/33	2,960	2,781
	PNC Financial Services Group Inc.	6.037%	10/28/33	18,737	19,593
	PNC Financial Services Group Inc.	5.068%	1/24/34	14,435	14,117
	PNC Financial Services Group Inc.	5.939%	8/18/34	7,350	7,661
	PNC Financial Services Group Inc.	6.875%	10/20/34	14,538	16,145
	Primerica Inc.	2.800%	11/19/31	5,150	4,357
	Principal Financial Group Inc.	3.700%	5/15/29	4,295	4,051
	Principal Financial Group Inc.	2.125%	6/15/30	4,351	3,676
	Principal Financial Group Inc.	5.375%	3/15/33	3,280	3,363
	Progressive Corp.	3.200%	3/26/30	11,248	10,411
	Progressive Corp.	3.000%	3/15/32	1,965	1,754
	Progressive Corp.	4.950%	6/15/33	5,150	5,281
[2]	Prudential Financial Inc.	2.100%	3/10/30	2,420	2,120
[2]	Prudential Financial Inc.	5.750%	7/15/33	3,418	3,732
[2]	Prudential Financial Inc.	5.700%	9/15/48	4,527	4,403
[2]	Prudential Financial Inc.	3.700%	10/1/50	9,524	8,250
	Prudential Financial Inc.	5.125%	3/1/52	7,981	7,498
	Prudential Financial Inc.	6.000%	9/1/52	8,501	8,477
	Prudential Financial Inc.	6.750%	3/1/53	2,556	2,669
	Prudential Funding Asia plc	3.125%	4/14/30	6,065	5,452
	Prudential Funding Asia plc	3.625%	3/24/32	2,825	2,541
	Raymond James Financial Inc.	4.650%	4/1/30	9,190	9,252
	Reinsurance Group of America Inc.	3.900%	5/15/29	6,359	6,059
	Reinsurance Group of America Inc.	3.150%	6/15/30	5,100	4,583
	Reinsurance Group of America Inc.	6.000%	9/15/33	2,654	2,783
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	3,385	3,142
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	6,356	6,427
[2]	Royal Bank of Canada	2.300%	11/3/31	20,114	16,969
	Royal Bank of Canada	3.875%	5/4/32	810	763
[2]	Royal Bank of Canada	5.000%	2/1/33	19,592	19,929
	Santander Holdings USA Inc.	7.660%	11/9/31	4,315	4,671
	Santander UK Group Holdings plc	2.896%	3/15/32	8,165	7,011
[2]	State Street Corp.	4.141%	12/3/29	6,076	5,903
	State Street Corp.	2.400%	1/24/30	14,401	12,862
	State Street Corp.	2.200%	3/3/31	9,370	7,808
	State Street Corp.	3.152%	3/30/31	1,915	1,725
	State Street Corp.	2.623%	2/7/33	100	84
	State Street Corp.	4.164%	8/4/33	7,972	7,504
	State Street Corp.	4.821%	1/26/34	6,035	5,940
	State Street Corp.	5.159%	5/18/34	5,885	5,934
[2]	State Street Corp.	3.031%	11/1/34	5,567	4,993
	State Street Corp.	6.123%	11/21/34	4,120	4,378
	Stewart Information Services Corp.	3.600%	11/15/31	3,780	2,943
	Stifel Financial Corp.	4.000%	5/15/30	4,248	3,863
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	22,554	20,597
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	5,494	4,996
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	9,940	8,830
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	1,197	1,244
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	23,376	20,681
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	12,162	10,252
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	7,865	6,536
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	8,668	7,156
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	13,934	14,717
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	15,745	16,676
	Synchrony Financial	5.150%	3/19/29	8,090	7,857
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synchrony Financial	2.875%	10/28/31	1,044	837
[2]	Toronto-Dominion Bank	2.000%	9/10/31	8,634	7,179
[2]	Toronto-Dominion Bank	2.450%	1/12/32	6,365	5,342
[2]	Toronto-Dominion Bank	3.200%	3/10/32	12,088	10,708
	Toronto-Dominion Bank	4.456%	6/8/32	19,113	18,573
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,569	1,795
[2]	Truist Bank	2.250%	3/11/30	12,362	10,256
[2]	Truist Financial Corp.	3.875%	3/19/29	9,073	8,495
[2]	Truist Financial Corp.	1.950%	6/5/30	9,720	8,122
[2]	Truist Financial Corp.	4.916%	7/28/33	6,565	6,135
[2]	Truist Financial Corp.	6.123%	10/28/33	6,979	7,236
[2]	Truist Financial Corp.	5.122%	1/26/34	8,200	7,940
[2]	Truist Financial Corp.	5.867%	6/8/34	12,925	13,189
	Unum Group	4.000%	6/15/29	2,740	2,599
[2]	US Bancorp	3.000%	7/30/29	8,573	7,759
[2]	US Bancorp	1.375%	7/22/30	9,630	7,768
[2]	US Bancorp	2.677%	1/27/33	5,555	4,638
[2]	US Bancorp	4.967%	7/22/33	12,294	11,667
	US Bancorp	5.850%	10/21/33	15,235	15,724
	US Bancorp	4.839%	2/1/34	20,517	19,678
	US Bancorp	5.836%	6/12/34	7,715	7,963
	US Bancorp	2.491%	11/3/36	11,912	9,330
	Visa Inc.	2.050%	4/15/30	10,070	8,854
	Visa Inc.	1.100%	2/15/31	9,364	7,599
	Webster Financial Corp.	4.100%	3/25/29	2,575	2,377
[2]	Wells Fargo & Co.	4.150%	1/24/29	19,253	18,730
[2]	Wells Fargo & Co.	2.879%	10/30/30	33,390	29,669
[2]	Wells Fargo & Co.	2.572%	2/11/31	25,842	22,344
[2]	Wells Fargo & Co.	4.478%	4/4/31	27,880	26,975
[2]	Wells Fargo & Co.	3.350%	3/2/33	32,283	28,233
[2]	Wells Fargo & Co.	4.897%	7/25/33	25,034	24,404
	Wells Fargo & Co.	5.389%	4/24/34	41,799	41,948
[2]	Wells Fargo & Co.	5.557%	7/25/34	36,402	37,096
	Wells Fargo & Co.	6.491%	10/23/34	18,805	20,480
	Western Union Co.	2.750%	3/15/31	3,000	2,499
	Westpac Banking Corp.	1.953%	11/20/28	145	128
	Westpac Banking Corp.	2.650%	1/16/30	3,540	3,172
	Westpac Banking Corp.	2.150%	6/3/31	10,000	8,448
	Westpac Banking Corp.	5.405%	8/10/33	2,845	2,821
	Westpac Banking Corp.	6.820%	11/17/33	3,905	4,241
	Westpac Banking Corp.	4.110%	7/24/34	14,599	13,382
	Westpac Banking Corp.	2.668%	11/15/35	14,955	12,164
	Westpac Banking Corp.	3.020%	11/18/36	11,030	8,955
	Willis North America Inc.	2.950%	9/15/29	5,297	4,749
	Willis North America Inc.	5.350%	5/15/33	6,300	6,368
	Wintrust Financial Corp.	4.850%	6/6/29	2,578	2,349
	Zions Bancorp NA	3.250%	10/29/29	4,352	3,567
					4,529,209
Health Care (3.5%)
	Abbott Laboratories	1.400%	6/30/30	5,445	4,609
	AbbVie Inc.	3.200%	11/21/29	46,248	43,211
	Adventist Health System	2.952%	3/1/29	2,774	2,506
	Adventist Health System	5.430%	3/1/32	3,000	3,055
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,135	1,834
	Agilent Technologies Inc.	2.750%	9/15/29	4,031	3,689
	Agilent Technologies Inc.	2.100%	6/4/30	4,325	3,722
	Agilent Technologies Inc.	2.300%	3/12/31	6,500	5,635
	Amgen Inc.	4.050%	8/18/29	6,355	6,222
	Amgen Inc.	2.450%	2/21/30	15,210	13,487
	Amgen Inc.	5.250%	3/2/30	26,340	27,086
	Amgen Inc.	2.300%	2/25/31	12,875	11,009
	Amgen Inc.	2.000%	1/15/32	7,625	6,249
	Amgen Inc.	3.350%	2/22/32	11,329	10,341
	Amgen Inc.	4.200%	3/1/33	4,659	4,433
	Amgen Inc.	5.250%	3/2/33	43,425	44,508
[2]	Ascension Health	2.532%	11/15/29	5,230	4,677
	AstraZeneca Finance LLC	4.900%	3/3/30	6,036	6,214
	AstraZeneca Finance LLC	2.250%	5/28/31	3,435	2,964
	AstraZeneca Finance LLC	4.875%	3/3/33	4,800	4,964

49

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	4.000%	1/17/29	8,699	8,589
	AstraZeneca plc	1.375%	8/6/30	17,424	14,486
	Banner Health	2.338%	1/1/30	2,875	2,493
	Banner Health	1.897%	1/1/31	2,430	2,009
	Baxter International Inc.	2.272%	12/1/28	7,998	7,168
	Baxter International Inc.	3.950%	4/1/30	5,849	5,550
	Baxter International Inc.	1.730%	4/1/31	7,005	5,695
	Baxter International Inc.	2.539%	2/1/32	13,748	11,535
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	1,092	905
	Becton Dickinson & Co.	2.823%	5/20/30	6,299	5,631
	Becton Dickinson & Co.	1.957%	2/11/31	1,722	1,435
	Becton Dickinson & Co.	4.298%	8/22/32	7,424	7,178
	Biogen Inc.	2.250%	5/1/30	8,101	6,916
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,600	5,940
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	2,590	2,540
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	4,489	3,999
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	1,100	902
	Boston Scientific Corp.	2.650%	6/1/30	8,737	7,807
	Bristol-Myers Squibb Co.	3.400%	7/26/29	18,733	17,763
	Bristol-Myers Squibb Co.	1.450%	11/13/30	10,943	8,992
	Bristol-Myers Squibb Co.	5.750%	2/1/31	8,780	9,397
	Bristol-Myers Squibb Co.	2.950%	3/15/32	15,839	14,079
	Bristol-Myers Squibb Co.	5.900%	11/15/33	8,400	9,156
[2]	Cedars-Sinai Health System	2.288%	8/15/31	2,346	1,961
	Cencora Inc.	2.800%	5/15/30	3,540	3,177
	Cencora Inc.	2.700%	3/15/31	11,067	9,705
	Centene Corp.	4.625%	12/15/29	21,515	20,671
	Centene Corp.	3.375%	2/15/30	8,705	7,811
	Centene Corp.	3.000%	10/15/30	19,830	17,261
	Centene Corp.	2.500%	3/1/31	18,273	15,226
	Centene Corp.	2.625%	8/1/31	20,456	17,058
	Cigna Group	2.400%	3/15/30	13,163	11,532
	Cigna Group	2.375%	3/15/31	12,507	10,674
	Cigna Group	5.400%	3/15/33	10,000	10,402
	CommonSpirit Health	3.347%	10/1/29	9,004	8,213
	CommonSpirit Health	2.782%	10/1/30	2,350	2,036
	CVS Health Corp.	5.000%	1/30/29	8,915	9,069
	CVS Health Corp.	3.250%	8/15/29	14,598	13,593
	CVS Health Corp.	5.125%	2/21/30	13,096	13,303
	CVS Health Corp.	3.750%	4/1/30	10,963	10,335
	CVS Health Corp.	1.750%	8/21/30	10,630	8,787
	CVS Health Corp.	5.250%	1/30/31	7,385	7,579
	CVS Health Corp.	1.875%	2/28/31	19,873	16,353
	CVS Health Corp.	2.125%	9/15/31	5,670	4,691
	CVS Health Corp.	5.250%	2/21/33	14,565	14,890
	CVS Health Corp.	5.300%	6/1/33	10,720	11,004
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,425	5,679
	DH Europe Finance II Sarl	2.600%	11/15/29	5,631	5,095
	Elevance Health Inc.	2.875%	9/15/29	9,750	8,939
	Elevance Health Inc.	2.250%	5/15/30	14,759	12,799
	Elevance Health Inc.	2.550%	3/15/31	9,034	7,847
	Elevance Health Inc.	5.500%	10/15/32	5,345	5,595
	Elevance Health Inc.	4.750%	2/15/33	8,113	8,121
	Eli Lilly & Co.	3.375%	3/15/29	7,161	6,888
	Eli Lilly & Co.	4.700%	2/27/33	7,695	7,897
	GE HealthCare Technologies Inc.	5.857%	3/15/30	7,213	7,583
	GE HealthCare Technologies Inc.	5.905%	11/22/32	17,125	18,263
	Gilead Sciences Inc.	5.250%	10/15/33	8,706	9,086
	GlaxoSmithKline Capital plc	3.375%	6/1/29	7,755	7,472
	HCA Inc.	5.875%	2/1/29	7,630	7,872
	HCA Inc.	3.375%	3/15/29	3,575	3,298
	HCA Inc.	4.125%	6/15/29	20,150	19,282
	HCA Inc.	3.500%	9/1/30	22,930	20,799
	HCA Inc.	2.375%	7/15/31	10,012	8,280
	HCA Inc.	3.625%	3/15/32	19,360	17,318
	HCA Inc.	5.500%	6/1/33	10,644	10,825
	Humana Inc.	3.125%	8/15/29	5,421	5,029
	Humana Inc.	4.875%	4/1/30	4,325	4,379
	Humana Inc.	2.150%	2/3/32	10,525	8,665
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	5.875%	3/1/33	6,840	7,287
	Illumina Inc.	2.550%	3/23/31	4,465	3,771
[4]	IQVIA Inc.	6.250%	2/1/29	10,000	10,443
	Johnson & Johnson	6.950%	9/1/29	50	58
	Johnson & Johnson	1.300%	9/1/30	10,085	8,467
	Johnson & Johnson	4.950%	5/15/33	4,023	4,346
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,455	5,816
	McKesson Corp.	5.100%	7/15/33	5,700	5,861
	Medtronic Global Holdings SCA	4.500%	3/30/33	9,300	9,301
	Merck & Co. Inc.	3.400%	3/7/29	14,942	14,348
	Merck & Co. Inc.	4.300%	5/17/30	3,545	3,544
	Merck & Co. Inc.	1.450%	6/24/30	5,946	4,974
	Merck & Co. Inc.	2.150%	12/10/31	24,565	20,991
	Merck & Co. Inc.	4.500%	5/17/33	13,180	13,274
	Novartis Capital Corp.	2.200%	8/14/30	9,935	8,749
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,000	2,028
	OhioHealth Corp.	2.297%	11/15/31	2,520	2,109
	Pfizer Inc.	3.450%	3/15/29	16,382	15,775
	Pfizer Inc.	2.625%	4/1/30	11,160	10,066
	Pfizer Inc.	1.700%	5/28/30	8,050	6,858
	Pfizer Inc.	1.750%	8/18/31	10,754	8,932
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	24,929	25,103
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	41,354	41,429
	Pharmacia LLC	6.600%	12/1/28	5,076	5,542
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	1,590	1,292
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	5,356	4,679
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	4,650	4,737
	Quest Diagnostics Inc.	4.200%	6/30/29	6,113	5,997
	Quest Diagnostics Inc.	2.950%	6/30/30	4,733	4,236
	Quest Diagnostics Inc.	2.800%	6/30/31	2,118	1,850
	Quest Diagnostics Inc.	6.400%	11/30/33	4,208	4,674
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	10,304	8,472
	Revvity Inc.	3.300%	9/15/29	7,886	7,155
	Revvity Inc.	2.550%	3/15/31	2,115	1,788
	Revvity Inc.	2.250%	9/15/31	4,281	3,521
	Royalty Pharma plc	2.200%	9/2/30	8,796	7,403
	Royalty Pharma plc	2.150%	9/2/31	4,623	3,780
[2]	Rush Obligated Group	3.922%	11/15/29	3,150	3,004
	Smith & Nephew plc	2.032%	10/14/30	7,807	6,452
[2]	Stanford Health Care	3.310%	8/15/30	2,787	2,557
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	5,744	4,939
[2]	Sutter Health	2.294%	8/15/30	6,125	5,225
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	21,017	18,019
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	5,500	5,648
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	4,131	3,766
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	9,360	7,891
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	5,504	5,678
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	8,110	8,439
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	7,400	7,765
	UnitedHealth Group Inc.	2.950%	10/15/27	618	587
	UnitedHealth Group Inc.	3.875%	12/15/28	6,201	6,076
	UnitedHealth Group Inc.	4.250%	1/15/29	11,949	11,923
	UnitedHealth Group Inc.	4.000%	5/15/29	2,140	2,108
	UnitedHealth Group Inc.	2.875%	8/15/29	8,126	7,548
	UnitedHealth Group Inc.	2.000%	5/15/30	8,072	6,979
	UnitedHealth Group Inc.	2.300%	5/15/31	17,628	15,258
	UnitedHealth Group Inc.	4.200%	5/15/32	19,904	19,463
	UnitedHealth Group Inc.	5.350%	2/15/33	12,393	13,108
	UnitedHealth Group Inc.	4.500%	4/15/33	13,030	12,931
	Universal Health Services Inc.	2.650%	10/15/30	8,895	7,531
	UPMC	5.035%	5/15/33	2,590	2,630
	Viatris Inc.	2.700%	6/22/30	10,583	8,966
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	542	558
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	7,642	6,537

50

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	2.000%	5/15/30	1,764	1,520
	Zoetis Inc.	5.600%	11/16/32	6,350	6,808
					1,341,492
Industrials (2.4%)
[2]	3M Co.	3.375%	3/1/29	4,575	4,280
	3M Co.	2.375%	8/26/29	10,097	8,940
	3M Co.	3.050%	4/15/30	3,450	3,114
	Acuity Brands Lighting Inc.	2.150%	12/15/30	4,673	3,878
	Allegion plc	3.500%	10/1/29	3,645	3,370
	Allegion US Holding Co. Inc.	5.411%	7/1/32	4,111	4,226
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	5,678	4,729
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	892	817
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,863	3,484
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,641	2,323
	Amphenol Corp.	4.350%	6/1/29	2,412	2,403
	Amphenol Corp.	2.800%	2/15/30	10,908	9,940
	Amphenol Corp.	2.200%	9/15/31	4,149	3,494
[2]	BNSF Funding Trust I	6.613%	12/15/55	100	97
	Boeing Co.	3.200%	3/1/29	12,216	11,432
	Boeing Co.	2.950%	2/1/30	8,814	7,955
	Boeing Co.	5.150%	5/1/30	32,620	33,211
	Boeing Co.	3.625%	2/1/31	13,603	12,646
	Canadian National Railway Co.	3.850%	8/5/32	4,050	3,852
	Canadian Pacific Railway Co.	2.875%	11/15/29	3,580	3,228
	Canadian Pacific Railway Co.	2.050%	3/5/30	6,760	5,794
	Canadian Pacific Railway Co.	2.450%	12/2/31	16,405	15,209
	Carrier Global Corp.	2.722%	2/15/30	19,120	17,118
	Carrier Global Corp.	2.700%	2/15/31	2,961	2,585
	Caterpillar Inc.	2.600%	9/19/29	4,637	4,268
	Caterpillar Inc.	2.600%	4/9/30	13,865	12,616
	CNH Industrial Capital LLC	5.500%	1/12/29	2,500	2,578
	CSX Corp.	4.250%	3/15/29	8,468	8,458
	CSX Corp.	2.400%	2/15/30	1,270	1,125
	CSX Corp.	4.100%	11/15/32	13,747	13,363
	Deere & Co.	5.375%	10/16/29	1,860	1,967
	Deere & Co.	3.100%	4/15/30	8,906	8,263
	Dover Corp.	2.950%	11/4/29	2,748	2,487
	Eaton Corp.	4.000%	11/2/32	5,900	5,714
	Eaton Corp.	4.150%	3/15/33	20,519	20,080
	Emerson Electric Co.	2.000%	12/21/28	5,588	5,011
	Emerson Electric Co.	1.950%	10/15/30	4,075	3,512
	Emerson Electric Co.	2.200%	12/21/31	16,340	13,966
	FedEx Corp.	4.200%	10/17/28	2,155	2,119
	FedEx Corp.	3.100%	8/5/29	7,945	7,360
	FedEx Corp.	4.250%	5/15/30	7,104	6,957
	FedEx Corp.	2.400%	5/15/31	5,019	4,315
	Flowserve Corp.	3.500%	10/1/30	4,685	4,161
	General Dynamics Corp.	3.625%	4/1/30	11,083	10,647
	General Dynamics Corp.	2.250%	6/1/31	4,204	3,659
	HEICO Corp.	5.350%	8/1/33	8,150	8,344
	Honeywell International Inc.	4.250%	1/15/29	6,500	6,515
	Honeywell International Inc.	2.700%	8/15/29	5,529	5,112
	Honeywell International Inc.	1.950%	6/1/30	10,294	8,942
	Honeywell International Inc.	1.750%	9/1/31	5,898	4,923
	Honeywell International Inc.	5.000%	2/15/33	13,095	13,707
	Honeywell International Inc.	4.500%	1/15/34	10,000	10,058
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	4,779	4,546
	IDEX Corp.	3.000%	5/1/30	4,646	4,140
	Ingersoll Rand Inc.	5.700%	8/14/33	9,000	9,522
	Jacobs Engineering Group Inc.	5.900%	3/1/33	2,400	2,450
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	1,300	1,184
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	617	521
[2]	John Deere Capital Corp.	3.450%	3/7/29	7,082	6,793
[2]	John Deere Capital Corp.	2.800%	7/18/29	5,798	5,376
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	John Deere Capital Corp.	2.450%	1/9/30	8,200	7,397
[2]	John Deere Capital Corp.	4.700%	6/10/30	5,580	5,666
	John Deere Capital Corp.	1.450%	1/15/31	4,638	3,815
[2]	John Deere Capital Corp.	3.900%	6/7/32	18,549	17,888
[2]	John Deere Capital Corp.	4.350%	9/15/32	4,599	4,585
[2]	John Deere Capital Corp.	5.150%	9/8/33	9,015	9,493
	Johnson Controls International plc	1.750%	9/15/30	2,495	2,074
	Johnson Controls International plc	2.000%	9/16/31	3,349	2,790
	Johnson Controls International plc	4.900%	12/1/32	2,960	2,992
	Kennametal Inc.	2.800%	3/1/31	340	286
	Keysight Technologies Inc.	3.000%	10/30/29	4,147	3,771
	L3Harris Technologies Inc.	1.800%	1/15/31	4,725	3,888
	L3Harris Technologies Inc.	5.400%	7/31/33	12,675	13,187
	LKQ Corp.	6.250%	6/15/33	5,000	5,225
	Lockheed Martin Corp.	1.850%	6/15/30	8,577	7,367
	Lockheed Martin Corp.	3.900%	6/15/32	6,215	5,994
	Lockheed Martin Corp.	5.250%	1/15/33	5,031	5,339
	Lockheed Martin Corp.	4.750%	2/15/34	5,000	5,090
	Norfolk Southern Corp.	2.550%	11/1/29	4,225	3,797
	Norfolk Southern Corp.	5.050%	8/1/30	5,375	5,513
	Norfolk Southern Corp.	2.300%	5/15/31	2,070	1,786
	Norfolk Southern Corp.	3.000%	3/15/32	4,635	4,122
	Norfolk Southern Corp.	4.450%	3/1/33	5,000	4,937
	Northrop Grumman Corp.	4.400%	5/1/30	8,334	8,288
	Northrop Grumman Corp.	4.700%	3/15/33	7,965	8,034
	nVent Finance Sarl	2.750%	11/15/31	1,625	1,334
	nVent Finance Sarl	5.650%	5/15/33	5,000	5,066
	Oshkosh Corp.	3.100%	3/1/30	2,475	2,229
	Otis Worldwide Corp.	2.565%	2/15/30	15,961	14,211
	Parker-Hannifin Corp.	3.250%	6/14/29	12,884	12,127
	Parker-Hannifin Corp.	4.500%	9/15/29	16,522	16,578
	Pentair Finance Sarl	5.900%	7/15/32	3,335	3,463
[4]	Regal Rexnord Corp.	6.300%	2/15/30	9,225	9,496
[4]	Regal Rexnord Corp.	6.400%	4/15/33	10,295	10,751
	Republic Services Inc.	4.875%	4/1/29	2,210	2,254
	Republic Services Inc.	2.300%	3/1/30	13,088	11,538
	Republic Services Inc.	1.450%	2/15/31	5,215	4,241
	Republic Services Inc.	5.000%	4/1/34	4,700	4,813
	Rockwell Automation Inc.	3.500%	3/1/29	4,515	4,377
	Rockwell Automation Inc.	1.750%	8/15/31	1,470	1,214
	RTX Corp.	2.250%	7/1/30	8,252	7,127
	RTX Corp.	6.000%	3/15/31	8,700	9,259
	RTX Corp.	1.900%	9/1/31	10,051	8,178
	RTX Corp.	2.375%	3/15/32	17,274	14,383
	RTX Corp.	5.150%	2/27/33	10,340	10,542
	Ryder System Inc.	6.300%	12/1/28	1,500	1,591
	Ryder System Inc.	6.600%	12/1/33	2,975	3,305
	Southwest Airlines Co.	3.450%	11/16/27	2,000	1,893
	Southwest Airlines Co.	2.625%	2/10/30	5,635	4,926
[2]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	966	865
	Teledyne Technologies Inc.	2.750%	4/1/31	9,975	8,681
	Textron Inc.	3.900%	9/17/29	3,511	3,340
	Textron Inc.	3.000%	6/1/30	5,560	4,978
	Textron Inc.	6.100%	11/15/33	4,950	5,290
	Timken Co.	4.500%	12/15/28	3,705	3,603
	Trane Technologies Financing Ltd.	3.800%	3/21/29	5,747	5,568
	Trane Technologies Financing Ltd.	5.250%	3/3/33	2,805	2,907
	Trimble Inc.	6.100%	3/15/33	6,256	6,712
	Triton Container International Ltd.	3.250%	3/15/32	5,030	4,055
	Tyco Electronics Group SA	2.500%	2/4/32	5,450	4,724
	Union Pacific Corp.	3.700%	3/1/29	6,315	6,175
	Union Pacific Corp.	2.400%	2/5/30	4,306	3,845
	Union Pacific Corp.	2.375%	5/20/31	2,030	1,765
	Union Pacific Corp.	2.800%	2/14/32	9,451	8,389
	Union Pacific Corp.	4.500%	1/20/33	3,030	3,048
	Union Pacific Corp.	2.891%	4/6/36	5,000	4,204
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	8,030	8,153

51

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,650	1,389
	United Parcel Service Inc.	3.400%	3/15/29	10,404	10,073
	United Parcel Service Inc.	2.500%	9/1/29	5,657	5,144
	United Parcel Service Inc.	4.450%	4/1/30	7,349	7,425
	United Parcel Service Inc.	4.875%	3/3/33	8,607	8,937
	United Parcel Service of America Inc.	7.620%	4/1/30	550	639
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	194	194
[4]	Veralto Corp.	5.450%	9/18/33	6,075	6,303
	Vontier Corp.	2.950%	4/1/31	4,987	4,197
	Waste Connections Inc.	3.500%	5/1/29	5,080	4,859
	Waste Connections Inc.	2.600%	2/1/30	6,490	5,829
	Waste Connections Inc.	2.200%	1/15/32	7,680	6,413
	Waste Connections Inc.	3.200%	6/1/32	4,093	3,680
	Waste Connections Inc.	4.200%	1/15/33	6,301	6,120
	Waste Management Inc.	4.875%	2/15/29	4,930	5,045
	Waste Management Inc.	2.000%	6/1/29	2,899	2,580
	Waste Management Inc.	4.625%	2/15/30	3,030	3,066
	Waste Management Inc.	1.500%	3/15/31	10,940	8,942
	Waste Management Inc.	4.150%	4/15/32	5,652	5,520
	Waste Management Inc.	4.625%	2/15/33	3,235	3,248
	Waste Management Inc.	4.875%	2/15/34	4,725	4,822
	Xylem Inc.	2.250%	1/30/31	2,358	2,021
					903,852
Materials (1.2%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	7,738	6,765
	Air Products and Chemicals Inc.	4.800%	3/3/33	5,075	5,246
	Albemarle Corp.	5.050%	6/1/32	4,903	4,788
	Amcor Finance USA Inc.	5.625%	5/26/33	5,399	5,616
[2]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,700	2,531
	Amcor Flexibles North America Inc.	2.630%	6/19/30	11,615	10,067
	Amcor Flexibles North America Inc.	2.690%	5/25/31	4,744	4,101
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	1,066	960
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	6,150	5,345
	ArcelorMittal SA	4.250%	7/16/29	4,223	4,118
	ArcelorMittal SA	6.800%	11/29/32	8,545	9,244
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	7,355	7,617
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	7,725	7,904
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	11,575	12,017
	Cabot Corp.	4.000%	7/1/29	2,785	2,646
	Cabot Corp.	5.000%	6/30/32	1,310	1,293
	Carlisle Cos. Inc.	2.750%	3/1/30	7,395	6,562
	Carlisle Cos. Inc.	2.200%	3/1/32	4,550	3,690
	Celanese US Holdings LLC	6.330%	7/15/29	3,950	4,146
	Celanese US Holdings LLC	6.550%	11/15/30	10,460	11,075
	Celanese US Holdings LLC	6.379%	7/15/32	8,786	9,300
	Celanese US Holdings LLC	6.700%	11/15/33	8,085	8,789
	Dow Chemical Co.	7.375%	11/1/29	3,850	4,347
	Dow Chemical Co.	2.100%	11/15/30	7,350	6,295
	Dow Chemical Co.	6.300%	3/15/33	3,111	3,433
	Eagle Materials Inc.	2.500%	7/1/31	6,200	5,261
	Eastman Chemical Co.	4.500%	12/1/28	757	741
	Eastman Chemical Co.	5.750%	3/8/33	4,342	4,509
	Ecolab Inc.	4.800%	3/24/30	6,255	6,428
	Ecolab Inc.	1.300%	1/30/31	4,815	3,936
	Ecolab Inc.	2.125%	2/1/32	5,605	4,778
	EIDP Inc.	2.300%	7/15/30	5,000	4,380
	EIDP Inc.	4.800%	5/15/33	5,000	5,062
	FMC Corp.	3.450%	10/1/29	7,815	7,141
	FMC Corp.	5.650%	5/18/33	4,645	4,617
	Freeport-McMoRan Inc.	5.250%	9/1/29	5,000	5,066
	Freeport-McMoRan Inc.	4.250%	3/1/30	5,325	5,002
	Freeport-McMoRan Inc.	4.625%	8/1/30	5,130	5,015
	Georgia-Pacific LLC	7.750%	11/15/29	5,315	6,136
[4]	Georgia-Pacific LLC	2.300%	4/30/30	2,739	2,372
	Huntsman International LLC	4.500%	5/1/29	6,021	5,810
	Huntsman International LLC	2.950%	6/15/31	3,400	2,892
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Kinross Gold Corp.	6.250%	7/15/33	3,660	3,837
	Linde Inc.	1.100%	8/10/30	6,340	5,259
	LYB International Finance III LLC	2.250%	10/1/30	4,360	3,740
	LYB International Finance III LLC	5.625%	5/15/33	3,737	3,910
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	5,458	4,811
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,029	5,136
	Mosaic Co.	5.450%	11/15/33	4,025	4,107
	NewMarket Corp.	2.700%	3/18/31	3,710	3,120
	Newmont Corp.	2.800%	10/1/29	6,462	5,905
	Newmont Corp.	2.250%	10/1/30	8,320	7,190
	Newmont Corp.	2.600%	7/15/32	8,158	6,976
	Nucor Corp.	2.700%	6/1/30	5,270	4,773
	Nucor Corp.	3.125%	4/1/32	1,650	1,484
	Nutrien Ltd.	4.200%	4/1/29	4,241	4,171
	Nutrien Ltd.	2.950%	5/13/30	6,243	5,644
	Packaging Corp. of America	3.000%	12/15/29	4,292	3,887
	Packaging Corp. of America	5.700%	12/1/33	1,322	1,392
	PPG Industries Inc.	2.800%	8/15/29	1,638	1,489
	PPG Industries Inc.	2.550%	6/15/30	5,225	4,545
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	4,100	3,479
	Rio Tinto Finance USA plc	5.000%	3/9/33	7,700	7,988
	Rohm & Haas Co.	7.850%	7/15/29	7,622	8,588
	RPM International Inc.	4.550%	3/1/29	2,972	2,930
	RPM International Inc.	2.950%	1/15/32	2,228	1,883
	Sherwin-Williams Co.	2.950%	8/15/29	7,837	7,261
	Sherwin-Williams Co.	2.300%	5/15/30	3,304	2,880
	Sonoco Products Co.	3.125%	5/1/30	5,361	4,843
	Sonoco Products Co.	2.850%	2/1/32	4,180	3,567
	Steel Dynamics Inc.	3.450%	4/15/30	5,959	5,502
	Steel Dynamics Inc.	3.250%	1/15/31	7,244	6,574
	Suzano Austria GmbH	6.000%	1/15/29	14,412	14,725
	Suzano Austria GmbH	5.000%	1/15/30	9,918	9,568
	Suzano Austria GmbH	3.750%	1/15/31	7,650	6,714
[2]	Suzano Austria GmbH	3.125%	1/15/32	8,335	6,887
	Teck Resources Ltd.	3.900%	7/15/30	5,250	4,882
	Vale Overseas Ltd.	3.750%	7/8/30	12,403	11,382
	Vale Overseas Ltd.	6.125%	6/12/33	12,345	12,790
	Vulcan Materials Co.	3.500%	6/1/30	6,312	5,872
	Westlake Corp.	3.375%	6/15/30	2,527	2,288
	WestRock MWV LLC	8.200%	1/15/30	4,550	5,245
	WRKCo Inc.	4.900%	3/15/29	5,160	5,188
	WRKCo Inc.	4.200%	6/1/32	2,755	2,643
	WRKCo Inc.	3.000%	6/15/33	4,415	3,808
	Yamana Gold Inc.	2.630%	8/15/31	3,239	2,736
					458,640
Real Estate (2.4%)
	Agree LP	4.800%	10/1/32	3,655	3,456
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,251	2,189
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	5,658	4,980
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,692	1,659
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	9,158	9,183
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,368	2,136
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	10,999	8,815
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	6,565	5,116
	American Assets Trust LP	3.375%	2/1/31	4,397	3,591
	American Homes 4 Rent LP	4.900%	2/15/29	3,830	3,795
	American Homes 4 Rent LP	2.375%	7/15/31	3,371	2,782
	American Homes 4 Rent LP	3.625%	4/15/32	4,360	3,909
	American Tower Corp.	3.950%	3/15/29	6,587	6,296
	American Tower Corp.	3.800%	8/15/29	10,595	10,057
	American Tower Corp.	2.900%	1/15/30	9,406	8,403
	American Tower Corp.	1.875%	10/15/30	5,671	4,651
	American Tower Corp.	2.700%	4/15/31	6,303	5,421
	American Tower Corp.	2.300%	9/15/31	9,008	7,459
	American Tower Corp.	4.050%	3/15/32	5,470	5,131
	American Tower Corp.	5.650%	3/15/33	6,810	7,081
	American Tower Corp.	5.550%	7/15/33	6,309	6,537
	AvalonBay Communities Inc.	1.900%	12/1/28	3,209	2,835
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	5,937	5,547

52

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	6,160	5,379
	AvalonBay Communities Inc.	2.050%	1/15/32	6,361	5,320
	AvalonBay Communities Inc.	5.000%	2/15/33	5,397	5,502
	AvalonBay Communities Inc.	5.300%	12/7/33	2,225	2,311
	Boston Properties LP	4.500%	12/1/28	5,246	4,997
	Boston Properties LP	3.400%	6/21/29	11,693	10,513
	Boston Properties LP	2.900%	3/15/30	3,077	2,636
	Boston Properties LP	3.250%	1/30/31	11,655	10,011
	Boston Properties LP	2.550%	4/1/32	4,627	3,688
	Boston Properties LP	2.450%	10/1/33	2,980	2,270
	Brixmor Operating Partnership LP	4.125%	5/15/29	6,948	6,615
	Brixmor Operating Partnership LP	4.050%	7/1/30	7,204	6,761
	Brixmor Operating Partnership LP	2.500%	8/16/31	6,452	5,419
	Broadstone Net Lease LLC	2.600%	9/15/31	3,118	2,421
	Camden Property Trust	3.150%	7/1/29	14,064	13,008
	Camden Property Trust	2.800%	5/15/30	5,576	5,003
	CBRE Services Inc.	2.500%	4/1/31	4,375	3,697
	Corporate Office Properties LP	2.000%	1/15/29	4,990	4,144
	Corporate Office Properties LP	2.750%	4/15/31	4,093	3,335
	Crown Castle Inc.	4.300%	2/15/29	3,077	2,965
	Crown Castle Inc.	3.100%	11/15/29	6,515	5,837
	Crown Castle Inc.	3.300%	7/1/30	6,311	5,663
	Crown Castle Inc.	2.250%	1/15/31	9,308	7,712
	Crown Castle Inc.	2.100%	4/1/31	7,645	6,227
	Crown Castle Inc.	2.500%	7/15/31	6,235	5,201
	Crown Castle Inc.	5.100%	5/1/33	6,335	6,287
	Crown Castle Inc.	5.800%	3/1/34	2,000	2,072
	CubeSmart LP	4.375%	2/15/29	5,858	5,686
	CubeSmart LP	3.000%	2/15/30	5,769	5,117
	CubeSmart LP	2.500%	2/15/32	4,693	3,899
	Digital Realty Trust LP	3.600%	7/1/29	8,623	8,103
	EPR Properties	3.750%	8/15/29	3,912	3,441
	EPR Properties	3.600%	11/15/31	1,000	830
	Equinix Inc.	3.200%	11/18/29	14,792	13,605
	Equinix Inc.	2.150%	7/15/30	5,392	4,580
	Equinix Inc.	2.500%	5/15/31	8,709	7,406
	Equinix Inc.	3.900%	4/15/32	7,115	6,608
	ERP Operating LP	4.150%	12/1/28	3,456	3,396
	ERP Operating LP	3.000%	7/1/29	6,468	5,973
	ERP Operating LP	2.500%	2/15/30	4,313	3,817
	ERP Operating LP	1.850%	8/1/31	4,920	4,043
	Essential Properties LP	2.950%	7/15/31	3,285	2,579
	Essex Portfolio LP	4.000%	3/1/29	5,275	5,032
	Essex Portfolio LP	3.000%	1/15/30	5,213	4,645
	Essex Portfolio LP	1.650%	1/15/31	950	755
	Essex Portfolio LP	2.550%	6/15/31	889	746
	Essex Portfolio LP	2.650%	3/15/32	7,405	6,196
	Extra Space Storage LP	4.000%	6/15/29	4,475	4,269
	Extra Space Storage LP	5.500%	7/1/30	1,705	1,744
	Extra Space Storage LP	2.200%	10/15/30	3,955	3,291
	Extra Space Storage LP	5.900%	1/15/31	4,270	4,462
	Extra Space Storage LP	2.550%	6/1/31	4,186	3,467
	Extra Space Storage LP	2.400%	10/15/31	5,000	4,122
	Extra Space Storage LP	2.350%	3/15/32	7,665	6,250
	Federal Realty OP LP	3.200%	6/15/29	4,675	4,250
	Federal Realty OP LP	3.500%	6/1/30	5,655	5,134
	GLP Capital LP	5.300%	1/15/29	3,452	3,438
	GLP Capital LP	4.000%	1/15/30	6,165	5,627
	GLP Capital LP	4.000%	1/15/31	5,688	5,125
	GLP Capital LP	3.250%	1/15/32	5,500	4,658
	Healthcare Realty Holdings LP	3.100%	2/15/30	1,193	1,045
	Healthcare Realty Holdings LP	2.000%	3/15/31	6,007	4,826
	Healthpeak OP LLC	3.500%	7/15/29	2,909	2,713
	Healthpeak OP LLC	3.000%	1/15/30	8,793	7,834
	Healthpeak OP LLC	2.875%	1/15/31	6,285	5,446
	Healthpeak OP LLC	5.250%	12/15/32	6,220	6,297
	Highwoods Realty LP	4.200%	4/15/29	2,882	2,615
	Highwoods Realty LP	3.050%	2/15/30	4,535	3,753
	Highwoods Realty LP	2.600%	2/1/31	3,547	2,760
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	5,739	5,158
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	4,523	4,046
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	2,436	2,047
	Hudson Pacific Properties LP	4.650%	4/1/29	4,078	3,338
	Hudson Pacific Properties LP	3.250%	1/15/30	3,346	2,514
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,481	1,494
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	9,515	7,565
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	2,929	2,699
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	2,546	2,549
	Kilroy Realty LP	4.750%	12/15/28	2,483	2,365
	Kilroy Realty LP	4.250%	8/15/29	3,877	3,571
	Kilroy Realty LP	3.050%	2/15/30	4,247	3,613
	Kilroy Realty LP	2.500%	11/15/32	4,460	3,383
	Kilroy Realty LP	2.650%	11/15/33	2,500	1,897
	Kimco Realty OP LLC	2.700%	10/1/30	3,962	3,436
	Kimco Realty OP LLC	2.250%	12/1/31	757	618
	Kimco Realty OP LLC	3.200%	4/1/32	9,074	7,905
	Kimco Realty OP LLC	4.600%	2/1/33	5,362	5,173
	Kite Realty Group Trust	4.750%	9/15/30	2,598	2,446
	LXP Industrial Trust	2.700%	9/15/30	2,840	2,359
	LXP Industrial Trust	2.375%	10/1/31	3,863	3,113
	Mid-America Apartments LP	3.950%	3/15/29	5,330	5,186
	Mid-America Apartments LP	2.750%	3/15/30	1,517	1,330
	National Health Investors Inc.	3.000%	2/1/31	4,526	3,635
	NNN REIT Inc.	5.600%	10/15/33	5,900	6,100
	Omega Healthcare Investors Inc.	3.625%	10/1/29	5,579	4,938
	Omega Healthcare Investors Inc.	3.375%	2/1/31	6,235	5,290
	Omega Healthcare Investors Inc.	3.250%	4/15/33	7,297	5,889
	Physicians Realty LP	2.625%	11/1/31	4,921	4,053
	Piedmont Operating Partnership LP	3.150%	8/15/30	3,000	2,275
	Piedmont Operating Partnership LP	2.750%	4/1/32	2,601	1,805
	Prologis LP	2.875%	11/15/29	4,095	3,729
	Prologis LP	2.250%	4/15/30	12,834	11,232
	Prologis LP	1.750%	7/1/30	6,199	5,202
	Prologis LP	1.250%	10/15/30	5,050	4,087
	Prologis LP	2.250%	1/15/32	2,974	2,494
	Prologis LP	4.625%	1/15/33	11,125	11,186
	Prologis LP	4.750%	6/15/33	6,785	6,877
	Public Storage Operating Co.	5.125%	1/15/29	1,340	1,385
	Public Storage Operating Co.	3.385%	5/1/29	5,675	5,422
	Public Storage Operating Co.	2.250%	11/9/31	10,981	9,385
	Public Storage Operating Co.	5.100%	8/1/33	5,922	6,134
	Rayonier LP	2.750%	5/17/31	4,165	3,477
	Realty Income Corp.	3.250%	6/15/29	4,400	4,112
	Realty Income Corp.	3.100%	12/15/29	7,045	6,466
	Realty Income Corp.	3.250%	1/15/31	14,383	13,082
	Realty Income Corp.	5.625%	10/13/32	8,590	9,047
	Realty Income Corp.	2.850%	12/15/32	6,159	5,247
	Realty Income Corp.	4.900%	7/15/33	4,483	4,489
	Regency Centers LP	2.950%	9/15/29	3,875	3,473
	Regency Centers LP	3.700%	6/15/30	4,820	4,483
	Rexford Industrial Realty LP	2.150%	9/1/31	6,319	5,069
	Sabra Health Care LP	3.900%	10/15/29	7,736	7,009
	Sabra Health Care LP	3.200%	12/1/31	4,757	3,903
	Safehold GL Holdings LLC	2.800%	6/15/31	5,326	4,399
	Simon Property Group LP	3.375%	6/15/27	4,004	3,840
	Simon Property Group LP	2.450%	9/13/29	9,214	8,204
	Simon Property Group LP	2.650%	7/15/30	6,275	5,558
	Simon Property Group LP	2.200%	2/1/31	5,025	4,214
	Simon Property Group LP	2.250%	1/15/32	7,807	6,488
	Simon Property Group LP	5.500%	3/8/33	1,855	1,921
	Spirit Realty LP	3.200%	1/15/27	21	20
	Spirit Realty LP	4.000%	7/15/29	3,675	3,486
	Spirit Realty LP	3.400%	1/15/30	4,150	3,778
	Spirit Realty LP	3.200%	2/15/31	7,339	6,482
	STORE Capital Corp.	4.625%	3/15/29	3,077	2,823

53

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	STORE Capital Corp.	2.750%	11/18/30	2,758	2,167
	STORE Capital Corp.	2.700%	12/1/31	3,063	2,331
	Sun Communities Operating LP	2.700%	7/15/31	8,841	7,371
	Sun Communities Operating LP	4.200%	4/15/32	6,380	5,825
	Sun Communities Operating LP	5.700%	1/15/33	2,730	2,777
	Tanger Properties LP	2.750%	9/1/31	3,616	2,909
[2]	UDR Inc.	4.400%	1/26/29	4,693	4,540
[2]	UDR Inc.	3.200%	1/15/30	4,313	3,925
	UDR Inc.	3.000%	8/15/31	2,526	2,234
[2]	UDR Inc.	2.100%	8/1/32	1,743	1,370
[2]	UDR Inc.	1.900%	3/15/33	5,280	4,040
[2]	UDR Inc.	2.100%	6/15/33	1,171	902
	Ventas Realty LP	4.400%	1/15/29	6,050	5,884
	Ventas Realty LP	3.000%	1/15/30	5,426	4,795
	Ventas Realty LP	4.750%	11/15/30	5,387	5,243
	VICI Properties LP	4.950%	2/15/30	10,865	10,544
	VICI Properties LP	5.125%	5/15/32	12,420	12,116
	Welltower OP LLC	4.125%	3/15/29	7,592	7,325
	Welltower OP LLC	3.100%	1/15/30	7,271	6,564
	Welltower OP LLC	2.750%	1/15/31	9,560	8,322
	Welltower OP LLC	2.750%	1/15/32	4,960	4,220
	Welltower OP LLC	3.850%	6/15/32	2,000	1,850
	Weyerhaeuser Co.	4.000%	11/15/29	7,375	7,054
	Weyerhaeuser Co.	4.000%	4/15/30	9,171	8,750
	Weyerhaeuser Co.	3.375%	3/9/33	7,201	6,391
	WP Carey Inc.	3.850%	7/15/29	4,500	4,219
	WP Carey Inc.	2.400%	2/1/31	4,693	3,967
	WP Carey Inc.	2.450%	2/1/32	3,000	2,439
	WP Carey Inc.	2.250%	4/1/33	3,511	2,744
					898,417
Technology (3.4%)
	Adobe Inc.	2.300%	2/1/30	10,200	9,150
	Advanced Micro Devices Inc.	3.924%	6/1/32	3,835	3,713
	Amdocs Ltd.	2.538%	6/15/30	6,125	5,282
	Analog Devices Inc.	2.100%	10/1/31	9,341	7,957
	Apple Inc.	3.250%	8/8/29	6,355	6,072
	Apple Inc.	2.200%	9/11/29	12,917	11,693
	Apple Inc.	4.150%	5/10/30	4,543	4,564
	Apple Inc.	1.650%	5/11/30	16,524	14,144
	Apple Inc.	1.250%	8/20/30	15,946	13,245
	Apple Inc.	1.650%	2/8/31	24,942	21,029
	Apple Inc.	1.700%	8/5/31	9,821	8,214
	Apple Inc.	3.350%	8/8/32	11,445	10,729
	Apple Inc.	4.300%	5/10/33	3,377	3,427
	Applied Materials Inc.	1.750%	6/1/30	6,072	5,171
	Arrow Electronics Inc.	2.950%	2/15/32	4,200	3,561
	Autodesk Inc.	2.850%	1/15/30	3,875	3,496
	Autodesk Inc.	2.400%	12/15/31	9,380	8,029
	Automatic Data Processing Inc.	1.250%	9/1/30	10,424	8,678
	Avnet Inc.	3.000%	5/15/31	1,199	1,014
	Avnet Inc.	5.500%	6/1/32	4,026	3,995
	Block Financial LLC	3.875%	8/15/30	6,655	6,087
	Booz Allen Hamilton Inc.	5.950%	8/4/33	13,000	13,732
[4]	Broadcom Inc.	4.000%	4/15/29	2,823	2,728
	Broadcom Inc.	4.750%	4/15/29	16,627	16,662
	Broadcom Inc.	5.000%	4/15/30	5,973	6,066
	Broadcom Inc.	4.150%	11/15/30	20,676	19,752
[4]	Broadcom Inc.	2.450%	2/15/31	24,875	21,282
	Broadcom Inc.	4.300%	11/15/32	6,720	6,443
[4]	Broadcom Inc.	2.600%	2/15/33	15,115	12,444
[4]	Broadcom Inc.	3.419%	4/15/33	27,050	23,762
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	6,211	5,572
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	8,381	7,164
	CDW LLC	3.276%	12/1/28	5,780	5,297
	CDW LLC	3.250%	2/15/29	6,066	5,548
	CDW LLC	3.569%	12/1/31	9,834	8,738
	CGI Inc.	2.300%	9/14/31	3,675	2,994
	Cintas Corp. No. 2	4.000%	5/1/32	7,000	6,767
	Concentrix Corp.	6.850%	8/2/33	4,640	4,772
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dell International LLC	5.300%	10/1/29	15,078	15,534
	Dell International LLC	6.200%	7/15/30	6,536	7,015
	Dell International LLC	5.750%	2/1/33	8,628	9,083
	Equifax Inc.	2.350%	9/15/31	12,213	10,150
	Fidelity National Information Services Inc.	3.750%	5/21/29	4,575	4,402
	Fidelity National Information Services Inc.	2.250%	3/1/31	8,426	7,123
	Fiserv Inc.	3.500%	7/1/29	24,869	23,422
	Fiserv Inc.	2.650%	6/1/30	8,010	7,057
	Fiserv Inc.	5.600%	3/2/33	6,637	6,939
	Fiserv Inc.	5.625%	8/21/33	10,860	11,372
	Flex Ltd.	4.875%	6/15/29	4,766	4,686
	Flex Ltd.	4.875%	5/12/30	7,005	6,877
	Fortinet Inc.	2.200%	3/15/31	5,000	4,181
	Global Payments Inc.	3.200%	8/15/29	9,983	9,050
	Global Payments Inc.	2.900%	5/15/30	10,564	9,283
	Global Payments Inc.	2.900%	11/15/31	6,491	5,549
	Global Payments Inc.	5.400%	8/15/32	7,975	8,059
	HP Inc.	4.000%	4/15/29	8,725	8,470
	HP Inc.	3.400%	6/17/30	4,907	4,486
	HP Inc.	2.650%	6/17/31	10,835	9,240
	HP Inc.	4.200%	4/15/32	5,990	5,680
	HP Inc.	5.500%	1/15/33	7,070	7,254
	Hubbell Inc.	2.300%	3/15/31	2,770	2,329
	Intel Corp.	4.000%	8/5/29	4,240	4,175
	Intel Corp.	2.450%	11/15/29	18,263	16,448
	Intel Corp.	5.125%	2/10/30	11,670	12,111
	Intel Corp.	3.900%	3/25/30	10,127	9,816
	Intel Corp.	2.000%	8/12/31	13,121	11,091
	Intel Corp.	4.150%	8/5/32	18,205	17,803
	Intel Corp.	5.200%	2/10/33	24,360	25,452
	International Business Machines Corp.	3.500%	5/15/29	24,992	23,842
	International Business Machines Corp.	1.950%	5/15/30	9,590	8,247
	International Business Machines Corp.	2.720%	2/9/32	1,600	1,408
	International Business Machines Corp.	4.400%	7/27/32	4,800	4,719
	International Business Machines Corp.	5.875%	11/29/32	3,000	3,284
	International Business Machines Corp.	4.750%	2/6/33	7,845	7,951
	Intuit Inc.	1.650%	7/15/30	4,550	3,825
	Intuit Inc.	5.200%	9/15/33	10,425	10,925
	Jabil Inc.	5.450%	2/1/29	4,000	4,086
	Jabil Inc.	3.600%	1/15/30	4,700	4,250
	Jabil Inc.	3.000%	1/15/31	4,963	4,298
	Juniper Networks Inc.	3.750%	8/15/29	5,292	5,023
	Juniper Networks Inc.	2.000%	12/10/30	6,272	5,077
	KLA Corp.	4.100%	3/15/29	7,012	6,979
	KLA Corp.	4.650%	7/15/32	12,125	12,396
	Kyndryl Holdings Inc.	3.150%	10/15/31	5,384	4,517
	Lam Research Corp.	4.000%	3/15/29	8,140	8,033
	Lam Research Corp.	1.900%	6/15/30	6,685	5,751
	Leidos Inc.	4.375%	5/15/30	6,249	5,979
	Leidos Inc.	2.300%	2/15/31	8,565	7,164
	Leidos Inc.	5.750%	3/15/33	6,252	6,507
	Marvell Technology Inc.	2.950%	4/15/31	3,395	2,967
	Marvell Technology Inc.	5.950%	9/15/33	4,175	4,432
	Micron Technology Inc.	5.327%	2/6/29	6,520	6,649
	Micron Technology Inc.	6.750%	11/1/29	7,136	7,712
	Micron Technology Inc.	4.663%	2/15/30	6,261	6,135
	Micron Technology Inc.	2.703%	4/15/32	7,540	6,329
	Micron Technology Inc.	5.875%	2/9/33	8,178	8,534
	Micron Technology Inc.	5.875%	9/15/33	7,375	7,674
[4]	Microsoft Corp.	1.350%	9/15/30	4,059	3,378
	Moody's Corp.	4.250%	2/1/29	2,335	2,314
	Moody's Corp.	2.000%	8/19/31	9,833	8,172

54

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	4.250%	8/8/32	800	779
	Motorola Solutions Inc.	4.600%	5/23/29	4,242	4,215
	Motorola Solutions Inc.	2.300%	11/15/30	7,683	6,489
	Motorola Solutions Inc.	2.750%	5/24/31	3,985	3,403
	Motorola Solutions Inc.	5.600%	6/1/32	4,150	4,288
	NetApp Inc.	2.700%	6/22/30	6,100	5,393
	Nordson Corp.	5.800%	9/15/33	4,194	4,457
	NVIDIA Corp.	2.850%	4/1/30	12,896	11,929
	NVIDIA Corp.	2.000%	6/15/31	10,717	9,185
	NXP BV	4.300%	6/18/29	8,466	8,226
	NXP BV	3.400%	5/1/30	8,216	7,549
	NXP BV	2.500%	5/11/31	8,445	7,183
	NXP BV	2.650%	2/15/32	8,289	6,987
	NXP BV	5.000%	1/15/33	8,310	8,296
	Oracle Corp.	6.150%	11/9/29	8,285	8,906
	Oracle Corp.	2.950%	4/1/30	24,684	22,278
	Oracle Corp.	4.650%	5/6/30	6,470	6,438
	Oracle Corp.	3.250%	5/15/30	5,057	4,639
	Oracle Corp.	2.875%	3/25/31	31,333	27,748
	Oracle Corp.	6.250%	11/9/32	17,555	19,090
	Oracle Corp.	4.900%	2/6/33	11,695	11,640
	PayPal Holdings Inc.	2.850%	10/1/29	12,309	11,274
	PayPal Holdings Inc.	2.300%	6/1/30	12,430	10,877
	PayPal Holdings Inc.	4.400%	6/1/32	7,650	7,603
	Qorvo Inc.	4.375%	10/15/29	7,099	6,768
	QUALCOMM Inc.	2.150%	5/20/30	8,195	7,233
	QUALCOMM Inc.	1.650%	5/20/32	10,347	8,433
	QUALCOMM Inc.	4.250%	5/20/32	3,180	3,159
	QUALCOMM Inc.	5.400%	5/20/33	5,825	6,292
	Quanta Services Inc.	2.900%	10/1/30	7,440	6,554
	Quanta Services Inc.	2.350%	1/15/32	2,383	1,976
	RELX Capital Inc.	4.000%	3/18/29	8,048	7,913
	RELX Capital Inc.	3.000%	5/22/30	5,360	4,928
	RELX Capital Inc.	4.750%	5/20/32	4,455	4,502
	Roper Technologies Inc.	2.950%	9/15/29	6,530	5,982
	Roper Technologies Inc.	2.000%	6/30/30	4,561	3,876
	Roper Technologies Inc.	1.750%	2/15/31	3,787	3,118
	S&P Global Inc.	4.750%	8/1/28	2,410	2,447
	S&P Global Inc.	2.700%	3/1/29	6,755	6,254
	S&P Global Inc.	4.250%	5/1/29	9,842	9,814
	S&P Global Inc.	2.500%	12/1/29	4,802	4,330
	S&P Global Inc.	1.250%	8/15/30	5,418	4,439
	S&P Global Inc.	2.900%	3/1/32	13,130	11,727
[4]	S&P Global Inc.	5.250%	9/15/33	4,363	4,565
	Salesforce Inc.	1.950%	7/15/31	15,344	13,107
	ServiceNow Inc.	1.400%	9/1/30	12,997	10,689
	Skyworks Solutions Inc.	3.000%	6/1/31	6,023	5,178
	TD SYNNEX Corp.	2.375%	8/9/28	4,687	4,120
	TD SYNNEX Corp.	2.650%	8/9/31	1,225	991
	Teledyne FLIR LLC	2.500%	8/1/30	6,416	5,518
	Texas Instruments Inc.	2.250%	9/4/29	6,351	5,734
	Texas Instruments Inc.	1.750%	5/4/30	7,211	6,235
	Texas Instruments Inc.	1.900%	9/15/31	4,814	4,107
	Texas Instruments Inc.	4.900%	3/14/33	7,000	7,267
	TSMC Arizona Corp.	4.125%	4/22/29	4,190	4,117
	TSMC Arizona Corp.	2.500%	10/25/31	10,845	9,288
	TSMC Arizona Corp.	4.250%	4/22/32	6,825	6,700
	Verisk Analytics Inc.	4.125%	3/15/29	5,269	5,150
	Verisk Analytics Inc.	5.750%	4/1/33	4,000	4,290
	VMware LLC	4.700%	5/15/30	8,900	8,782
	VMware LLC	2.200%	8/15/31	15,671	12,970
	Western Digital Corp.	2.850%	2/1/29	4,145	3,556
	Western Digital Corp.	3.100%	2/1/32	4,290	3,416
	Workday Inc.	3.700%	4/1/29	5,810	5,580
	Workday Inc.	3.800%	4/1/32	10,747	10,014
	Xilinx Inc.	2.375%	6/1/30	6,861	6,073
					1,297,731
Utilities (3.2%)
[2]	AEP Texas Inc.	2.100%	7/1/30	4,680	3,927
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AEP Texas Inc.	4.700%	5/15/32	4,265	4,170
	AEP Texas Inc.	5.400%	6/1/33	4,025	4,100
	AES Corp.	2.450%	1/15/31	8,533	7,172
[2]	Alabama Power Co.	1.450%	9/15/30	5,394	4,370
	Alabama Power Co.	3.050%	3/15/32	5,220	4,632
	Alabama Power Co.	3.940%	9/1/32	4,166	3,961
	Alabama Power Co.	5.850%	11/15/33	3,050	3,287
	Ameren Corp.	5.000%	1/15/29	3,145	3,163
	Ameren Corp.	3.500%	1/15/31	5,399	4,923
	Ameren Illinois Co.	1.550%	11/15/30	2,605	2,121
	Ameren Illinois Co.	3.850%	9/1/32	2,584	2,411
	Ameren Illinois Co.	4.950%	6/1/33	6,193	6,268
	American Electric Power Co. Inc.	5.950%	11/1/32	2,300	2,456
	American Electric Power Co. Inc.	5.625%	3/1/33	7,539	7,853
	American Water Capital Corp.	3.450%	6/1/29	5,780	5,458
	American Water Capital Corp.	2.800%	5/1/30	5,110	4,579
	American Water Capital Corp.	2.300%	6/1/31	2,150	1,836
	American Water Capital Corp.	4.450%	6/1/32	5,180	5,149
[2]	Appalachian Power Co.	2.700%	4/1/31	5,665	4,853
[2]	Appalachian Power Co.	4.500%	8/1/32	2,595	2,500
	Arizona Public Service Co.	2.600%	8/15/29	4,071	3,638
	Arizona Public Service Co.	6.350%	12/15/32	1,550	1,681
	Arizona Public Service Co.	5.550%	8/1/33	4,425	4,581
	Atlantic City Electric Co.	2.300%	3/15/31	4,030	3,406
	Atmos Energy Corp.	2.625%	9/15/29	4,425	4,025
	Atmos Energy Corp.	1.500%	1/15/31	8,857	7,214
	Atmos Energy Corp.	5.450%	10/15/32	1,500	1,579
	Avangrid Inc.	3.800%	6/1/29	5,838	5,495
	Baltimore Gas & Electric Co.	2.250%	6/15/31	5,104	4,355
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	8,270	7,834
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	5,000	4,013
	Black Hills Corp.	3.050%	10/15/29	4,175	3,746
	Black Hills Corp.	4.350%	5/1/33	3,500	3,234
	Black Hills Corp.	6.150%	5/15/34	2,500	2,613
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,368	3,739
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,190	1,937
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	15,130	15,426
	CenterPoint Energy Inc.	2.950%	3/1/30	4,124	3,659
	CenterPoint Energy Inc.	2.650%	6/1/31	2,128	1,821
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,457	6,222
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	546	531
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	8,299	8,658
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,000	878
[2]	CMS Energy Corp.	4.750%	6/1/50	6,697	6,066
	CMS Energy Corp.	3.750%	12/1/50	2,799	2,238
	Commonwealth Edison Co.	2.200%	3/1/30	3,517	3,042
[2]	Commonwealth Edison Co.	3.150%	3/15/32	4,215	3,761
	Commonwealth Edison Co.	4.900%	2/1/33	2,085	2,117
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	4,445	3,697
	Connecticut Light & Power Co.	4.900%	7/1/33	2,355	2,381
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	4,382	4,092
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	8,251	7,131
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	4,262	4,412
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	2,000	2,102
	Constellation Energy Generation LLC	5.800%	3/1/33	1,738	1,830
	Consumers Energy Co.	3.600%	8/15/32	7,043	6,525
	Consumers Energy Co.	4.625%	5/15/33	2,805	2,803
[2]	Dominion Energy Inc.	3.375%	4/1/30	12,833	11,825
[2]	Dominion Energy Inc.	2.250%	8/15/31	3,380	2,798
[2]	Dominion Energy Inc.	4.350%	8/15/32	5,907	5,691
	Dominion Energy Inc.	5.375%	11/15/32	13,578	13,928
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,723	3,117

55

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,337	2,646
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	2,990	3,097
	DTE Electric Co.	2.250%	3/1/30	4,520	3,966
[2]	DTE Electric Co.	2.625%	3/1/31	3,985	3,498
[2]	DTE Electric Co.	3.000%	3/1/32	4,805	4,263
	DTE Electric Co.	5.200%	4/1/33	5,405	5,621
[2]	DTE Energy Co.	3.400%	6/15/29	3,854	3,603
	DTE Energy Co.	2.950%	3/1/30	4,105	3,637
	Duke Energy Carolinas LLC	2.450%	8/15/29	5,053	4,510
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,747	6,882
	Duke Energy Carolinas LLC	2.550%	4/15/31	8,286	7,203
	Duke Energy Carolinas LLC	2.850%	3/15/32	4,900	4,282
	Duke Energy Carolinas LLC	4.950%	1/15/33	9,550	9,734
	Duke Energy Corp.	3.400%	6/15/29	5,033	4,729
	Duke Energy Corp.	2.450%	6/1/30	8,547	7,468
	Duke Energy Corp.	2.550%	6/15/31	8,747	7,464
	Duke Energy Corp.	4.500%	8/15/32	14,650	14,201
	Duke Energy Corp.	5.750%	9/15/33	5,905	6,255
	Duke Energy Florida LLC	2.500%	12/1/29	2,823	2,518
	Duke Energy Florida LLC	1.750%	6/15/30	2,078	1,736
	Duke Energy Florida LLC	2.400%	12/15/31	6,085	5,144
	Duke Energy Florida LLC	5.875%	11/15/33	5,095	5,495
	Duke Energy Ohio Inc.	3.650%	2/1/29	5,960	5,748
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,016	2,564
	Duke Energy Ohio Inc.	5.250%	4/1/33	5,190	5,353
	Duke Energy Progress LLC	3.450%	3/15/29	8,108	7,733
	Duke Energy Progress LLC	2.000%	8/15/31	4,947	4,090
	Duke Energy Progress LLC	3.400%	4/1/32	4,161	3,768
	Duke Energy Progress LLC	5.250%	3/15/33	4,136	4,274
[4]	East Ohio Gas Co.	2.000%	6/15/30	3,000	2,489
	Edison International	6.950%	11/15/29	3,745	4,071
	Entergy Arkansas LLC	5.150%	1/15/33	3,785	3,860
	Entergy Arkansas LLC	5.300%	9/15/33	4,000	4,106
	Entergy Corp.	2.800%	6/15/30	3,892	3,432
	Entergy Corp.	2.400%	6/15/31	8,179	6,845
	Entergy Louisiana LLC	2.350%	6/15/32	3,650	3,033
	Entergy Mississippi LLC	5.000%	9/1/33	1,670	1,681
	Entergy Texas Inc.	4.000%	3/30/29	7,042	6,836
	Entergy Texas Inc.	1.750%	3/15/31	4,424	3,616
	Essential Utilities Inc.	3.566%	5/1/29	3,960	3,700
	Essential Utilities Inc.	2.704%	4/15/30	4,626	4,050
	Evergy Inc.	2.900%	9/15/29	4,787	4,332
[2]	Evergy Metro Inc.	2.250%	6/1/30	4,756	4,053
	Evergy Metro Inc.	4.950%	4/15/33	2,616	2,612
[2]	Eversource Energy	4.250%	4/1/29	6,076	5,904
[2]	Eversource Energy	1.650%	8/15/30	5,301	4,316
	Eversource Energy	2.550%	3/15/31	3,040	2,571
	Eversource Energy	3.375%	3/1/32	5,038	4,465
	Eversource Energy	5.125%	5/15/33	8,080	8,124
	Exelon Corp.	4.050%	4/15/30	15,345	14,663
	Exelon Corp.	3.350%	3/15/32	7,845	7,019
	Exelon Corp.	5.300%	3/15/33	7,845	8,013
	Florida Power & Light Co.	4.625%	5/15/30	5,000	5,045
	Florida Power & Light Co.	2.450%	2/3/32	12,414	10,669
	Florida Power & Light Co.	5.100%	4/1/33	6,120	6,323
	Florida Power & Light Co.	4.800%	5/15/33	6,235	6,301
[2]	Georgia Power Co.	2.650%	9/15/29	5,557	5,038
	Georgia Power Co.	4.700%	5/15/32	3,880	3,865
	Georgia Power Co.	4.950%	5/17/33	8,763	8,856
	Interstate Power & Light Co.	3.600%	4/1/29	1,898	1,799
	Interstate Power & Light Co.	2.300%	6/1/30	3,505	3,003
	Interstate Power & Light Co.	5.700%	10/15/33	2,470	2,600
	IPALCO Enterprises Inc.	4.250%	5/1/30	3,966	3,671
[2]	Kentucky Utilities Co.	5.450%	4/15/33	3,360	3,494
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	3,085	3,217
	MidAmerican Energy Co.	3.650%	4/15/29	9,470	9,053
	MidAmerican Energy Co.	6.750%	12/30/31	2,382	2,712
	National Fuel Gas Co.	2.950%	3/1/31	3,225	2,705
	National Grid plc	5.809%	6/12/33	8,219	8,640
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,100	6,747
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	6,032	5,230
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	3,749	2,947
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	1,605	1,280
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	4,280	3,636
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	8,344	8,846
[2]	Nevada Power Co.	3.700%	5/1/29	5,920	5,684
[2]	Nevada Power Co.	2.400%	5/1/30	3,973	3,449
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	6,651	6,293
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	6,520	5,856
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	15,464	13,229
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	3,792	3,180
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	5,206	5,248
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	11,538	11,588
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	6,255	5,424
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,625	3,396
	NiSource Inc.	2.950%	9/1/29	8,687	7,939
	NiSource Inc.	3.600%	5/1/30	5,177	4,830
	NiSource Inc.	1.700%	2/15/31	7,928	6,449
	NiSource Inc.	5.400%	6/30/33	5,240	5,406
	Northern States Power Co.	2.250%	4/1/31	3,652	3,135
	NSTAR Electric Co.	3.250%	5/15/29	2,817	2,650
	NSTAR Electric Co.	3.950%	4/1/30	5,238	5,007
[2]	Ohio Power Co.	2.600%	4/1/30	2,185	1,915
[2]	Ohio Power Co.	1.625%	1/15/31	6,708	5,426
	Ohio Power Co.	5.000%	6/1/33	2,525	2,542
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	4,257	3,887
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	3,881	4,053
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	6,234	5,595
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	4,325	4,170
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	13,028	12,909
[4]	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	5,285	5,638
	ONE Gas Inc.	2.000%	5/15/30	2,810	2,389
	Pacific Gas & Electric Co.	6.100%	1/15/29	3,848	3,980
	Pacific Gas & Electric Co.	4.550%	7/1/30	32,917	31,360
	Pacific Gas & Electric Co.	2.500%	2/1/31	17,701	14,621
	Pacific Gas & Electric Co.	3.250%	6/1/31	4,742	4,110
	Pacific Gas & Electric Co.	4.400%	3/1/32	3,853	3,564
	Pacific Gas & Electric Co.	5.900%	6/15/32	9,170	9,330
	Pacific Gas & Electric Co.	6.150%	1/15/33	6,815	7,065
	Pacific Gas & Electric Co.	6.400%	6/15/33	6,960	7,329
	PacifiCorp	3.500%	6/15/29	4,216	3,953
	PacifiCorp	2.700%	9/15/30	2,876	2,488
	PacifiCorp	7.700%	11/15/31	1,935	2,260
	PECO Energy Co.	4.900%	6/15/33	10,494	10,672
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	1,157	1,115
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	4,996	4,674
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,000	3,415
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	2,640	2,719
	PPL Electric Utilities Corp.	5.000%	5/15/33	4,750	4,861
	Progress Energy Inc.	7.000%	10/30/31	4,880	5,513
[2]	Public Service Co. of Colorado	1.900%	1/15/31	3,330	2,763
[2]	Public Service Co. of Colorado	4.100%	6/1/32	4,604	4,396
[2]	Public Service Co. of New Hampshire	2.200%	6/15/31	655	552
	Public Service Co. of New Hampshire	5.350%	10/1/33	3,000	3,144
	Public Service Co. of Oklahoma	5.250%	1/15/33	4,000	4,031
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,093	2,892
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	3,029	2,679
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	9,620	8,608
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	3,390	3,445
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,715	5,710

56

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric & Gas Co.	5.200%	8/1/33	2,725	2,842
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,545	9,441
	Puget Energy Inc.	4.100%	6/15/30	6,506	5,971
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	6,546	5,421
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	4,125	3,662
	Sempra	3.700%	4/1/29	1,148	1,093
	Sempra	5.500%	8/1/33	5,631	5,837
[2]	Southern California Edison Co.	4.200%	3/1/29	6,756	6,622
	Southern California Edison Co.	6.650%	4/1/29	4,665	4,973
	Southern California Edison Co.	2.850%	8/1/29	4,635	4,229
	Southern California Edison Co.	2.250%	6/1/30	4,250	3,650
[2]	Southern California Edison Co.	2.500%	6/1/31	2,116	1,816
	Southern California Edison Co.	2.750%	2/1/32	3,505	3,037
	Southern California Edison Co.	5.950%	11/1/32	6,180	6,642
[2]	Southern California Gas Co.	2.550%	2/1/30	6,217	5,469
	Southern California Gas Co.	5.200%	6/1/33	5,785	5,955
	Southern Co.	5.500%	3/15/29	5,000	5,204
[2]	Southern Co.	3.700%	4/30/30	3,870	3,649
	Southern Co.	5.700%	10/15/32	4,591	4,833
	Southern Co.	5.200%	6/15/33	13,925	14,208
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	7,692	6,282
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	4,260	4,319
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	2,380	2,502
	Southwest Gas Corp.	2.200%	6/15/30	4,150	3,525
	Southwest Gas Corp.	4.050%	3/15/32	4,955	4,644
	Southwestern Electric Power Co.	5.300%	4/1/33	5,631	5,641
	Spire Missouri Inc.	4.800%	2/15/33	2,673	2,675
	Tampa Electric Co.	2.400%	3/15/31	3,504	2,958
	Tucson Electric Power Co.	1.500%	8/1/30	3,093	2,524
	Tucson Electric Power Co.	3.250%	5/15/32	2,500	2,226
	Union Electric Co.	3.500%	3/15/29	5,090	4,823
	Union Electric Co.	2.950%	3/15/30	3,760	3,395
	Union Electric Co.	2.150%	3/15/32	5,709	4,732
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	6,788	6,237
	Virginia Electric & Power Co.	2.300%	11/15/31	3,315	2,791
	Virginia Electric & Power Co.	2.400%	3/30/32	4,675	3,949
	Virginia Electric & Power Co.	5.000%	4/1/33	15,835	16,034
	Virginia Electric & Power Co.	5.300%	8/15/33	4,625	4,776
	WEC Energy Group Inc.	1.800%	10/15/30	6,000	4,899
	Wisconsin Electric Power Co.	4.750%	9/30/32	4,214	4,258
	Wisconsin Electric Power Co.	5.625%	5/15/33	2,725	2,944
	Wisconsin Power & Light Co.	3.950%	9/1/32	6,125	5,794
	Wisconsin Power & Light Co.	4.950%	4/1/33	2,395	2,400
	Xcel Energy Inc.	2.600%	12/1/29	4,023	3,598
	Xcel Energy Inc.	3.400%	6/1/30	8,620	7,949
	Xcel Energy Inc.	2.350%	11/15/31	3,623	2,984
	Xcel Energy Inc.	4.600%	6/1/32	5,820	5,682
	Xcel Energy Inc.	5.450%	8/15/33	6,480	6,690
					1,204,301
Total Corporate Bonds (Cost $15,677,568)					14,803,700
Sovereign Bonds (4.3%)
[2]	Asian Development Bank	1.875%	3/15/29	1,788	1,610
[2]	Asian Development Bank	1.750%	9/19/29	23,490	20,825
[2]	Asian Development Bank	1.875%	1/24/30	21,666	19,156
[2]	Asian Development Bank	0.750%	10/8/30	4,095	3,305
[2]	Asian Development Bank	1.500%	3/4/31	8,175	6,902
	Asian Development Bank	3.125%	4/27/32	18,195	17,028
[2]	Asian Development Bank	3.875%	9/28/32	10,715	10,573
[2]	Asian Development Bank	4.000%	1/12/33	20,315	20,249
[2]	Asian Development Bank	3.875%	6/14/33	17,265	17,024
	Equinor ASA	3.250%	11/10/24	6	6
	Equinor ASA	3.125%	4/6/30	12,623	11,872
	Equinor ASA	2.375%	5/22/30	7,431	6,641
	European Investment Bank	1.625%	10/9/29	19,137	16,844
	European Investment Bank	0.875%	5/17/30	19,128	15,813
	European Investment Bank	3.625%	7/15/30	38,650	37,830
	European Investment Bank	0.750%	9/23/30	9,890	8,038
	European Investment Bank	1.250%	2/14/31	34,970	29,225
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	1.625%	5/13/31	12,406	10,591
	European Investment Bank	3.750%	2/14/33	40,687	39,939
	Export-Import Bank of Korea	1.250%	9/21/30	6,365	5,147
	Export-Import Bank of Korea	1.375%	2/9/31	2,550	2,054
	Export-Import Bank of Korea	2.125%	1/18/32	6,995	5,846
	Export-Import Bank of Korea	4.500%	9/15/32	4,190	4,160
	Export-Import Bank of Korea	5.125%	1/11/33	8,270	8,581
	Export-Import Bank of Korea	5.125%	9/18/33	5,700	5,923
[2]	Hong Kong Government International Bond	1.750%	11/24/31	8,160	6,861
[2]	Hydro-Quebec	8.500%	12/1/29	2,457	2,935
[2]	Hydro-Quebec	9.375%	4/15/30	2,485	3,122
	Inter-American Development Bank	2.250%	6/18/29	30,800	28,161
	Inter-American Development Bank	3.500%	9/14/29	22,805	22,251
[2]	Inter-American Development Bank	1.125%	1/13/31	33,710	27,824
[2]	Inter-American Development Bank	3.500%	4/12/33	19,594	18,753
[2]	Inter-American Development Bank	4.500%	9/13/33	24,145	24,976
	International Bank for Reconstruction & Development	3.625%	9/21/29	19,990	19,619
[2]	International Bank for Reconstruction & Development	1.750%	10/23/29	33,955	30,014
	International Bank for Reconstruction & Development	3.875%	2/14/30	33,810	33,559
	International Bank for Reconstruction & Development	0.875%	5/14/30	40,748	33,557
	International Bank for Reconstruction & Development	4.000%	7/25/30	31,295	31,258
	International Bank for Reconstruction & Development	0.750%	8/26/30	21,769	17,626
	International Bank for Reconstruction & Development	1.250%	2/10/31	33,195	27,598
	International Bank for Reconstruction & Development	1.625%	11/3/31	45,420	38,266
	International Bank for Reconstruction & Development	2.500%	3/29/32	29,450	26,362
	International Bank for Reconstruction & Development	4.750%	11/14/33	15,635	16,518
	International Finance Corp.	0.750%	8/27/30	7,455	6,045
[5]	Japan Bank for International Cooperation	2.125%	2/16/29	7,997	7,177
[5]	Japan Bank for International Cooperation	2.000%	10/17/29	6,463	5,690
[5]	Japan Bank for International Cooperation	1.250%	1/21/31	11,658	9,462
[5]	Japan Bank for International Cooperation	1.875%	4/15/31	16,189	13,666
[5]	Japan International Cooperation Agency	1.000%	7/22/30	4,550	3,669
[5]	Japan International Cooperation Agency	1.750%	4/28/31	4,088	3,401
[6]	KFW	1.750%	9/14/29	16,536	14,691
[6]	KFW	0.750%	9/30/30	16,953	13,768
[6]	KFW	4.750%	10/29/30	15,330	16,008
[6]	KFW	4.125%	7/15/33	33,015	33,209
	Korea Development Bank	1.625%	1/19/31	3,500	2,883
	Korea Development Bank	2.000%	10/25/31	2,796	2,325
	Korea Development Bank	4.250%	9/8/32	3,495	3,409
	Korea Development Bank	4.375%	2/15/33	8,355	8,209
[6]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	12,700	10,353
[2,6]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	8,430	9,067
[2]	Oriental Republic of Uruguay	4.375%	1/23/31	18,370	18,199
	Province of Alberta	1.300%	7/22/30	23,144	19,295
	Province of British Columbia	1.300%	1/29/31	11,685	9,669
	Province of British Columbia	4.200%	7/6/33	10,975	10,866
	Province of Manitoba	4.300%	7/27/33	9,625	9,570
	Province of Ontario	2.000%	10/2/29	12,185	10,872
	Province of Ontario	1.125%	10/7/30	11,853	9,720
	Province of Ontario	1.600%	2/25/31	8,525	7,168
	Province of Ontario	1.800%	10/14/31	8,090	6,810
[2]	Province of Ontario	2.125%	1/21/32	11,987	10,256
[2]	Province of Quebec	7.500%	9/15/29	6,475	7,557
	Province of Quebec	1.350%	5/28/30	20,110	16,930

57

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Quebec	1.900%	4/21/31	5,330	4,564
	Province of Quebec	4.500%	9/8/33	12,155	12,307
[2]	Republic of Chile	2.450%	1/31/31	12,137	10,555
[2]	Republic of Chile	2.550%	1/27/32	16,065	13,788
[2]	Republic of Chile	2.550%	7/27/33	17,538	14,480
	Republic of Indonesia	4.750%	2/11/29	10,279	10,359
	Republic of Indonesia	3.400%	9/18/29	6,715	6,298
	Republic of Indonesia	2.850%	2/14/30	12,910	11,688
	Republic of Indonesia	3.850%	10/15/30	7,835	7,467
	Republic of Indonesia	1.850%	3/12/31	10,450	8,686
[2]	Republic of Indonesia	2.150%	7/28/31	9,600	8,092
[2]	Republic of Indonesia	3.550%	3/31/32	13,410	12,398
[2]	Republic of Indonesia	4.650%	9/20/32	8,580	8,582
[2]	Republic of Indonesia	4.850%	1/11/33	10,820	11,054
	Republic of Italy	2.875%	10/17/29	18,835	16,875
	Republic of Korea	2.500%	6/19/29	7,875	7,253
	Republic of Korea	1.000%	9/16/30	5,395	4,403
	Republic of Korea	1.750%	10/15/31	4,875	4,090
	Republic of Panama	9.375%	4/1/29	6,725	7,639
[2]	Republic of Panama	3.160%	1/23/30	12,945	11,037
[2]	Republic of Panama	2.252%	9/29/32	23,907	17,482
[2]	Republic of Panama	3.298%	1/19/33	5,516	4,366
[2]	Republic of Peru	2.783%	1/23/31	33,255	28,956
[2]	Republic of Peru	1.862%	12/1/32	8,733	6,833
	Republic of Peru	8.750%	11/21/33	17,072	21,437
[2]	Republic of Poland	5.750%	11/16/32	12,545	13,544
[2]	Republic of Poland	4.875%	10/4/33	20,705	20,940
	Republic of the Philippines	3.750%	1/14/29	10,610	10,224
	Republic of the Philippines	9.500%	2/2/30	15,725	19,746
	Republic of the Philippines	2.457%	5/5/30	12,740	11,277
	Republic of the Philippines	7.750%	1/14/31	13,439	15,927
	Republic of the Philippines	1.648%	6/10/31	5,219	4,281
	Republic of the Philippines	1.950%	1/6/32	8,910	7,356
	Republic of the Philippines	6.375%	1/15/32	10,072	11,236
	Republic of the Philippines	3.556%	9/29/32	5,455	5,040
	Republic of the Philippines	5.609%	4/13/33	7,365	7,874
	Republic of the Philippines	5.000%	7/17/33	9,535	9,807
	State of Israel	2.500%	1/15/30	8,730	7,604
	State of Israel	2.750%	7/3/30	17,880	15,799
	State of Israel	4.500%	1/17/33	16,428	15,611
[2]	Svensk Exportkredit AB	4.875%	10/4/30	10,005	10,366
	United Mexican States	4.500%	4/22/29	27,410	27,037
[2]	United Mexican States	3.250%	4/16/30	24,519	22,205
[2]	United Mexican States	2.659%	5/24/31	28,448	24,050
[2]	United Mexican States	8.300%	8/15/31	4,585	5,552
[2]	United Mexican States	4.750%	4/27/32	22,735	21,885
[2]	United Mexican States	7.500%	4/8/33	4,100	4,696
[2]	United Mexican States	4.875%	5/19/33	18,755	18,070
Total Sovereign Bonds (Cost $1,735,532)					1,615,202
Taxable Municipal Bonds (0.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	640	625
	California GO	3.050%	4/1/29	3,450	3,242
	California GO	2.500%	10/1/29	2,850	2,580
	California GO	1.750%	11/1/30	5,000	4,183
	California GO	5.750%	10/1/31	1,200	1,280
	California GO	6.000%	3/1/33	3,100	3,394
	California GO	4.500%	4/1/33	2,000	1,969
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,300	3,226
	Connecticut GO	5.850%	3/15/32	9,085	9,698
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	50	49
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	12,000	10,236
	Illinois GO	5.100%	6/1/33	63,175	62,508
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	2,850	2,811
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	2,900	2,876
	Los Angeles CA Community College District GO	1.806%	8/1/30	2,900	2,481
	Los Angeles CA Community College District GO	2.106%	8/1/32	3,200	2,653
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,830	2,941
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	4,607	4,504
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	3,232	3,256
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	5,800	5,709
	Massachusetts GO	4.500%	8/1/31	5,150	5,130
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,600	2,235
	Massachusetts SO Revenue	4.110%	7/15/31	3,767	3,736
	National Finance Authority NH Revenue	3.300%	4/1/32	2,650	2,072
[7]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	16,475	17,803
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	2,425	2,477
	New York City NY GO	5.206%	10/1/31	3,070	3,133
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,860	3,089
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,280	7,448
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	3,000	2,878
	University of California Revenue	3.349%	7/1/29	100	95
	University of California Revenue	1.614%	5/15/30	7,225	6,108
	Utah GO	3.539%	7/1/25	348	344
Total Taxable Municipal Bonds (Cost $195,131)					186,769

58

Intermediate-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[8]	Vanguard Market Liquidity Fund (Cost $20,738)	5.435%	207,418	20,738
Total Investments (99.2%) (Cost $39,555,510)				37,461,963
Other Assets and Liabilities—Net (0.8%)				285,796
Net Assets (100%)				37,747,759
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $153,767,000, representing 0.4% of net assets.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $39,534,772)	37,441,225
Affiliated Issuers (Cost $20,738)	20,738
Total Investments in Securities	37,461,963
Investment in Vanguard	1,196
Cash	5
Receivables for Investment Securities Sold	603,229
Receivables for Accrued Income	337,902
Receivables for Capital Shares Issued	43,334
Other Assets	86
Total Assets	38,447,715
Liabilities
Payables for Investment Securities Purchased	643,652
Payables for Capital Shares Redeemed	47,626
Payables for Distributions	7,781
Payables to Vanguard	897
Total Liabilities	699,956
Net Assets	37,747,759
At December 31, 2023, net assets consisted of:

Paid-in Capital	42,247,237
Total Distributable Earnings (Loss)	(4,499,478)
Net Assets	37,747,759

Investor Shares—Net Assets
Applicable to 5,120,593 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	53,060
Net Asset Value Per Share—Investor Shares	$10.36

ETF Shares—Net Assets
Applicable to 219,354,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,751,368
Net Asset Value Per Share—ETF Shares	$76.37

Admiral Shares—Net Assets
Applicable to 1,646,474,771 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,061,171
Net Asset Value Per Share—Admiral Shares	$10.36

Institutional Shares—Net Assets
Applicable to 282,901,452 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,931,454
Net Asset Value Per Share—Institutional Shares	$10.36

Institutional Plus Shares—Net Assets
Applicable to 91,747,815 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	950,706
Net Asset Value Per Share—Institutional Plus Shares	$10.36

See accompanying Notes, which are an integral part of the Financial Statements.
60

Intermediate-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Interest[1]	1,151,407
Total Income	1,151,407
Expenses
The Vanguard Group—Note B
Investment Advisory Services	680
Management and Administrative—Investor Shares	78
Management and Administrative—ETF Shares	4,305
Management and Administrative—Admiral Shares	9,844
Management and Administrative—Institutional Shares	1,229
Management and Administrative—Institutional Plus Shares	509
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	731
Marketing and Distribution—Admiral Shares	916
Marketing and Distribution—Institutional Shares	115
Marketing and Distribution—Institutional Plus Shares	52
Custodian Fees	144
Auditing Fees	42
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	528
Shareholders’ Reports—Admiral Shares	170
Shareholders’ Reports—Institutional Shares	25
Shareholders’ Reports—Institutional Plus Shares	25
Trustees’ Fees and Expenses	21
Other Expenses	28
Total Expenses	19,445
Expenses Paid Indirectly	(24)
Net Expenses	19,421
Net Investment Income	1,131,986
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,384,271)
Futures Contracts	(648)
Realized Net Gain (Loss)	(1,384,919)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	2,357,950
Net Increase (Decrease) in Net Assets Resulting from Operations	2,105,017
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,783,000, ($36,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($10,231,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
61

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,131,986	764,072
Realized Net Gain (Loss)	(1,384,919)	(1,064,546)
Change in Unrealized Appreciation (Depreciation)	2,357,950	(4,717,466)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,105,017	(5,017,940)
Distributions
Investor Shares	(1,751)	(1,751)
ETF Shares	(475,961)	(294,938)
Admiral Shares	(511,890)	(369,279)
Institutional Shares	(91,632)	(66,412)
Institutional Plus Shares	(49,711)	(39,131)
Total Distributions	(1,130,945)	(771,511)
Capital Share Transactions
Investor Shares	(11,845)	(24,617)
ETF Shares	3,422,614	755,659
Admiral Shares	817,668	(202,131)
Institutional Shares	143,565	(64,710)
Institutional Plus Shares	(717,429)	152,455
Net Increase (Decrease) from Capital Share Transactions	3,654,573	616,656
Total Increase (Decrease)	4,628,645	(5,172,795)
Net Assets
Beginning of Period	33,119,114	38,291,909
End of Period	37,747,759	33,119,114

See accompanying Notes, which are an integral part of the Financial Statements.
62

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.311	.228	.221	.271	.316
Net Realized and Unrealized Gain (Loss) on Investments	.281	(1.806)	(.529)	.868	.787
Total from Investment Operations	.592	(1.578)	(.308)	1.139	1.103
Distributions
Dividends from Net Investment Income	(.312)	(.229)	(.219)	(.271)	(.313)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—
Total Distributions	(.312)	(.232)	(.392)	(.359)	(.313)
Net Asset Value, End of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return[2]	5.99%	-13.34%	-2.44%	9.71%	10.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53	$63	$103	$170	$163
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.07%	2.13%	1.81%	2.18%	2.78%
Portfolio Turnover Rate[4]	63%	46%	46%	55%	50%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$74.25	$87.63	$92.73	$87.08	$81.27
Investment Operations
Net Investment Income[1]	2.394	1.783	1.715	2.080	2.392
Net Realized and Unrealized Gain (Loss) on Investments	2.087	(13.370)	(3.817)	6.313	5.816
Total from Investment Operations	4.481	(11.587)	(2.102)	8.393	8.208
Distributions
Dividends from Net Investment Income	(2.361)	(1.772)	(1.719)	(2.094)	(2.398)
Distributions from Realized Capital Gains	—	(.021)	(1.279)	(.649)	—
Total Distributions	(2.361)	(1.793)	(2.998)	(2.743)	(2.398)
Net Asset Value, End of Period	$76.37	$74.25	$87.63	$92.73	$87.08
Total Return	6.16%	-13.30%	-2.27%	9.71%	10.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,751	$12,916	$14,359	$15,482	$13,546
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.27%	1.91%	2.27%	2.80%
Portfolio Turnover Rate[3]	63%	46%	46%	55%	50%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
63

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.321	.238	.229	.280	.322
Net Realized and Unrealized Gain (Loss) on Investments	.279	(1.807)	(.527)	.869	.790
Total from Investment Operations	.600	(1.569)	(.298)	1.149	1.112
Distributions
Dividends from Net Investment Income	(.320)	(.238)	(.229)	(.281)	(.322)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—
Total Distributions	(.320)	(.241)	(.402)	(.369)	(.322)
Net Asset Value, End of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return[2]	6.07%	-13.27%	-2.36%	9.80%	10.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,061	$15,779	$18,773	$20,241	$16,776
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.17%	2.24%	1.88%	2.25%	2.78%
Portfolio Turnover Rate[4]	63%	46%	46%	55%	50%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.322	.240	.232	.283	.325
Net Realized and Unrealized Gain (Loss) on Investments	.280	(1.807)	(.527)	.868	.790
Total from Investment Operations	.602	(1.567)	(.295)	1.151	1.115
Distributions
Dividends from Net Investment Income	(.322)	(.240)	(.232)	(.283)	(.325)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—
Total Distributions	(.322)	(.243)	(.405)	(.371)	(.325)
Net Asset Value, End of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return	6.09%	-13.25%	-2.34%	9.82%	10.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,931	$2,706	$3,271	$3,527	$3,158
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.26%	1.90%	2.28%	2.81%
Portfolio Turnover Rate[3]	63%	46%	46%	55%	50%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
64

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.08	$11.89	$12.59	$11.81	$11.02
Investment Operations
Net Investment Income[1]	.322	.242	.233	.285	.326
Net Realized and Unrealized Gain (Loss) on Investments	.281	(1.808)	(.527)	.868	.790
Total from Investment Operations	.603	(1.566)	(.294)	1.153	1.116
Distributions
Dividends from Net Investment Income	(.323)	(.241)	(.233)	(.285)	(.326)
Distributions from Realized Capital Gains	—	(.003)	(.173)	(.088)	—
Total Distributions	(.323)	(.244)	(.406)	(.373)	(.326)
Net Asset Value, End of Period	$10.36	$10.08	$11.89	$12.59	$11.81
Total Return	6.10%	-13.24%	-2.33%	9.83%	10.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$951	$1,655	$1,786	$1,777	$1,632
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.28%	1.91%	2.29%	2.83%
Portfolio Turnover Rate[3]	63%	46%	46%	55%	50%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
65

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2023.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to
66

Intermediate-Term Bond Index Fund
the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,196,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $24,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
67

Intermediate-Term Bond Index Fund
The following table summarizes the market value of the fund's investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	20,835,554	—	20,835,554
Corporate Bonds	—	14,803,700	—	14,803,700
Sovereign Bonds	—	1,615,202	—	1,615,202
Taxable Municipal Bonds	—	186,769	—	186,769
Temporary Cash Investments	20,738	—	—	20,738
Total	20,738	37,441,225	—	37,461,963
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(10,250)
Total Distributable Earnings (Loss)	10,250
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,722
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(2,160,674)
Capital Loss Carryforwards	(2,341,526)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(4,499,478)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,130,945	762,424
Long-Term Capital Gains	—	9,087
Total	1,130,945	771,511
*	Includes short-term capital gains, if any.
68

Intermediate-Term Bond Index Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	39,622,637
Gross Unrealized Appreciation	407,851
Gross Unrealized Depreciation	(2,568,525)
Net Unrealized Appreciation (Depreciation)	(2,160,674)
F.  During the year ended December 31, 2023, the fund purchased $8,530,208,000 of investment securities and sold $4,441,920,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,504,535,000 and $18,062,190,000, respectively. Purchases and sales include $3,855,075,000 and $468,497,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $14,876,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	9,068	899	9,148	850
Issued in Lieu of Cash Distributions	1,751	173	1,751	165
Redeemed	(22,664)	(2,225)	(35,516)	(3,363)
Net Increase (Decrease)—Investor Shares	(11,845)	(1,153)	(24,617)	(2,348)
ETF Shares
Issued	3,897,934	51,900	2,889,625	36,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(475,320)	(6,500)	(2,133,966)	(26,500)
Net Increase (Decrease)—ETF Shares	3,422,614	45,400	755,659	10,100
Admiral Shares
Issued	4,164,775	412,108	4,282,252	408,764
Issued in Lieu of Cash Distributions	435,135	42,979	313,860	29,712
Redeemed	(3,782,242)	(374,403)	(4,798,243)	(451,039)
Net Increase (Decrease)—Admiral Shares	817,668	80,684	(202,131)	(12,563)
Institutional Shares
Issued	765,597	75,593	686,547	64,401
Issued in Lieu of Cash Distributions	86,496	8,540	63,341	5,995
Redeemed	(708,528)	(69,797)	(814,598)	(76,877)
Net Increase (Decrease)—Institutional Shares	143,565	14,336	(64,710)	(6,481)
Institutional Plus Shares
Issued	272,212	26,698	525,494	48,335
Issued in Lieu of Cash Distributions	26,798	2,650	17,164	1,629
Redeemed	(1,016,439)	(101,827)	(390,203)	(35,857)
Net Increase (Decrease)—Institutional Plus Shares	(717,429)	(72,479)	152,455	14,107
69

Intermediate-Term Bond Index Fund
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
70

Long-Term Bond Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Long-Term Bond Index Fund ETF Shares Net Asset Value	7.53%	1.08%	3.26%	$13,782
Long-Term Bond Index Fund ETF Shares Market Price	7.39	0.97	3.22	13,723
Bloomberg U.S. Long Government/Credit Float Adjusted Index	7.13	1.12	3.22	13,732
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Since Inception (2/7/2019)	Final Value of a $10,000 Investment
Long-Term Bond Index Fund Admiral Shares	6.98%	0.52%	$10,256
Bloomberg U.S. Long Government/Credit Float Adjusted Index	7.13	0.62	10,309
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	0.96	10,480
“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Long-Term Bond Index Fund Institutional Shares	7.01%	0.99%	3.22%	$6,866,200
Bloomberg U.S. Long Government/Credit Float Adjusted Index	7.13	1.12	3.22	6,866,017
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	5,994,522

Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
See Financial Highlights for dividend and capital gains information.
71

Long-Term Bond Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Long-Term Bond Index Fund Institutional Plus Shares	7.02%	1.00%	3.24%	$137,494,340
Bloomberg U.S. Long Government/Credit Float Adjusted Index	7.13	1.12	3.22	137,320,340
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	119,890,440
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Long-Term Bond Index Fund ETF Shares Market Price	7.39%	4.97%	37.23%
Long-Term Bond Index Fund ETF Shares Net Asset Value	7.53	5.51	37.82
Bloomberg U.S. Long Government/Credit Float Adjusted Index	7.13	5.74	37.32
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares. The fee does not apply to the ETF Shares.
72

Long-Term Bond Index Fund
Fund Allocation
As of December 31, 2023
Corporate Bonds	46.9%
Sovereign Bonds	2.9
Taxable Municipal Bonds	2.5
U.S. Government and Agency Obligations	47.7
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
73

Long-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (47.1%)
U.S. Government Securities (46.7%)
	United States Treasury Note/Bond	3.875%	8/15/33	17,767	17,773
	United States Treasury Note/Bond	4.500%	11/15/33	10,706	11,258
	United States Treasury Note/Bond	4.500%	2/15/36	1,430	1,527
	United States Treasury Note/Bond	4.375%	2/15/38	1,935	2,037
	United States Treasury Note/Bond	4.500%	5/15/38	8,195	8,720
	United States Treasury Note/Bond	3.500%	2/15/39	8,931	8,469
	United States Treasury Note/Bond	4.250%	5/15/39	28,251	29,155
	United States Treasury Note/Bond	4.500%	8/15/39	16,000	16,965
	United States Treasury Note/Bond	4.375%	11/15/39	27,421	28,621
	United States Treasury Note/Bond	4.625%	2/15/40	25,000	26,812
	United States Treasury Note/Bond	1.125%	5/15/40	91,731	59,252
	United States Treasury Note/Bond	4.375%	5/15/40	31,160	32,426
	United States Treasury Note/Bond	1.125%	8/15/40	120,446	77,047
	United States Treasury Note/Bond	3.875%	8/15/40	22,565	22,050
	United States Treasury Note/Bond	1.375%	11/15/40	113,915	75,807
	United States Treasury Note/Bond	4.250%	11/15/40	25,590	26,134
	United States Treasury Note/Bond	1.875%	2/15/41	138,013	99,499
	United States Treasury Note/Bond	4.750%	2/15/41	33,080	35,850
	United States Treasury Note/Bond	2.250%	5/15/41	112,410	85,906
	United States Treasury Note/Bond	4.375%	5/15/41	27,045	27,949
[1]	United States Treasury Note/Bond	1.750%	8/15/41	146,982	102,520
	United States Treasury Note/Bond	3.750%	8/15/41	15,000	14,306
	United States Treasury Note/Bond	2.000%	11/15/41	137,615	99,878
	United States Treasury Note/Bond	3.125%	11/15/41	23,137	20,173
	United States Treasury Note/Bond	2.375%	2/15/42	113,541	87,426
	United States Treasury Note/Bond	3.125%	2/15/42	37,802	32,846
	United States Treasury Note/Bond	3.000%	5/15/42	31,950	27,108
	United States Treasury Note/Bond	3.250%	5/15/42	89,868	79,098
	United States Treasury Note/Bond	2.750%	8/15/42	38,553	31,342
	United States Treasury Note/Bond	3.375%	8/15/42	72,358	64,738
	United States Treasury Note/Bond	2.750%	11/15/42	44,668	36,209
	United States Treasury Note/Bond	4.000%	11/15/42	56,034	54,633
	United States Treasury Note/Bond	3.125%	2/15/43	36,760	31,504
	United States Treasury Note/Bond	3.875%	2/15/43	58,666	56,136
	United States Treasury Note/Bond	2.875%	5/15/43	66,020	54,343
	United States Treasury Note/Bond	3.875%	5/15/43	60,478	57,861
	United States Treasury Note/Bond	3.625%	8/15/43	44,294	40,833
	United States Treasury Note/Bond	4.375%	8/15/43	60,885	62,360
	United States Treasury Note/Bond	3.750%	11/15/43	43,750	40,975
	United States Treasury Note/Bond	4.750%	11/15/43	41,480	44,636
	United States Treasury Note/Bond	3.625%	2/15/44	45,299	41,618
	United States Treasury Note/Bond	3.375%	5/15/44	40,928	36,170
	United States Treasury Note/Bond	3.125%	8/15/44	52,603	44,647
	United States Treasury Note/Bond	3.000%	11/15/44	34,000	28,220
	United States Treasury Note/Bond	2.500%	2/15/45	70,671	53,666
	United States Treasury Note/Bond	3.000%	5/15/45	39,705	32,843
	United States Treasury Note/Bond	2.875%	8/15/45	54,877	44,381
	United States Treasury Note/Bond	3.000%	11/15/45	36,065	29,754
	United States Treasury Note/Bond	2.500%	2/15/46	66,325	49,910
	United States Treasury Note/Bond	2.500%	5/15/46	64,281	48,271
	United States Treasury Note/Bond	2.250%	8/15/46	44,353	31,630
	United States Treasury Note/Bond	2.875%	11/15/46	31,084	24,964
	United States Treasury Note/Bond	3.000%	2/15/47	60,834	49,893
	United States Treasury Note/Bond	3.000%	5/15/47	54,062	44,314
	United States Treasury Note/Bond	2.750%	8/15/47	73,091	57,136
	United States Treasury Note/Bond	2.750%	11/15/47	85,061	66,454
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	87,475	71,538
	United States Treasury Note/Bond	3.125%	5/15/48	95,616	79,944
	United States Treasury Note/Bond	3.000%	8/15/48	77,663	63,465
	United States Treasury Note/Bond	3.375%	11/15/48	77,031	67,378
	United States Treasury Note/Bond	3.000%	2/15/49	79,276	64,759
	United States Treasury Note/Bond	2.875%	5/15/49	85,385	68,135
	United States Treasury Note/Bond	2.250%	8/15/49	77,510	54,354
	United States Treasury Note/Bond	2.375%	11/15/49	78,361	56,445
	United States Treasury Note/Bond	2.000%	2/15/50	92,244	60,939
	United States Treasury Note/Bond	1.250%	5/15/50	104,016	56,331
	United States Treasury Note/Bond	1.375%	8/15/50	124,059	69,454
	United States Treasury Note/Bond	1.625%	11/15/50	123,479	73,894
	United States Treasury Note/Bond	1.875%	2/15/51	138,519	88,263
	United States Treasury Note/Bond	2.375%	5/15/51	147,136	105,478
	United States Treasury Note/Bond	2.000%	8/15/51	141,524	92,831
	United States Treasury Note/Bond	1.875%	11/15/51	142,505	90,513
	United States Treasury Note/Bond	2.250%	2/15/52	131,083	91,267
	United States Treasury Note/Bond	2.875%	5/15/52	116,529	93,187
	United States Treasury Note/Bond	3.000%	8/15/52	117,651	96,621
	United States Treasury Note/Bond	4.000%	11/15/52	126,170	124,987
	United States Treasury Note/Bond	3.625%	2/15/53	119,264	110,599
	United States Treasury Note/Bond	3.625%	5/15/53	117,293	108,918
	United States Treasury Note/Bond	4.125%	8/15/53	147,893	150,158
	United States Treasury Note/Bond	4.750%	11/15/53	61,550	69,330
					4,424,841
Agency Bonds and Notes (0.4%)
[2]	AID-Israel	5.500%	9/18/33	1,630	1,793
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,108
	Federal Home Loan Banks	5.500%	7/15/36	4,055	4,566
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	21
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	4,106	4,662
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	770	924
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,563
	Tennessee Valley Authority	5.880%	4/1/36	4,535	5,155
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,138
	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,828
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,287
	Tennessee Valley Authority	5.250%	9/15/39	7,770	8,248
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,704
	Tennessee Valley Authority	4.250%	9/15/52	950	880
	Tennessee Valley Authority	5.375%	4/1/56	950	1,046
	Tennessee Valley Authority	4.625%	9/15/60	400	392
	Tennessee Valley Authority	4.250%	9/15/65	2,500	2,290
					41,605
Total U.S. Government and Agency Obligations (Cost $5,308,318)					4,466,446
Corporate Bonds (46.3%)
Communications (5.6%)
	Alphabet Inc.	1.900%	8/15/40	1,750	1,216
	Alphabet Inc.	2.050%	8/15/50	8,130	5,088
	Alphabet Inc.	2.250%	8/15/60	841	522
	America Movil SAB de CV	6.375%	3/1/35	1,003	1,118
	America Movil SAB de CV	6.125%	11/15/37	930	1,014
	America Movil SAB de CV	6.125%	3/30/40	3,677	4,000
	America Movil SAB de CV	4.375%	7/16/42	2,179	1,967
	America Movil SAB de CV	4.375%	4/22/49	2,496	2,213
	AT&T Inc.	5.400%	2/15/34	6,540	6,748
74

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.500%	5/15/35	5,459	5,178
	AT&T Inc.	5.250%	3/1/37	1,045	1,050
	AT&T Inc.	4.900%	8/15/37	3,226	3,123
	AT&T Inc.	4.850%	3/1/39	5,985	5,724
	AT&T Inc.	6.000%	8/15/40	344	366
	AT&T Inc.	5.350%	9/1/40	110	109
	AT&T Inc.	3.500%	6/1/41	6,709	5,332
	AT&T Inc.	4.300%	12/15/42	2,855	2,487
	AT&T Inc.	4.650%	6/1/44	850	757
	AT&T Inc.	4.800%	6/15/44	245	224
	AT&T Inc.	4.350%	6/15/45	1,226	1,061
	AT&T Inc.	4.750%	5/15/46	5,850	5,304
[3]	AT&T Inc.	5.150%	11/15/46	3,732	3,596
	AT&T Inc.	5.450%	3/1/47	130	130
	AT&T Inc.	4.500%	3/9/48	3,745	3,281
	AT&T Inc.	4.550%	3/9/49	3,808	3,338
	AT&T Inc.	3.650%	6/1/51	5,961	4,499
	AT&T Inc.	3.500%	9/15/53	15,636	11,376
	AT&T Inc.	3.550%	9/15/55	16,440	11,853
	AT&T Inc.	3.800%	12/1/57	11,519	8,574
	AT&T Inc.	3.650%	9/15/59	12,805	9,197
	AT&T Inc.	3.850%	6/1/60	3,743	2,797
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,181	1,963
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	695	597
[3]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	900	691
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,000	1,416
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,400	1,084
	Charter Communications Operating LLC	6.384%	10/23/35	3,135	3,183
	Charter Communications Operating LLC	5.375%	4/1/38	1,727	1,561
	Charter Communications Operating LLC	3.500%	6/1/41	2,522	1,783
	Charter Communications Operating LLC	3.500%	3/1/42	3,365	2,349
	Charter Communications Operating LLC	6.484%	10/23/45	5,677	5,577
	Charter Communications Operating LLC	5.375%	5/1/47	4,159	3,548
	Charter Communications Operating LLC	5.750%	4/1/48	5,384	4,787
	Charter Communications Operating LLC	5.125%	7/1/49	3,427	2,789
	Charter Communications Operating LLC	4.800%	3/1/50	6,173	4,805
	Charter Communications Operating LLC	3.700%	4/1/51	3,141	2,046
	Charter Communications Operating LLC	3.900%	6/1/52	5,361	3,609
	Charter Communications Operating LLC	5.250%	4/1/53	3,077	2,584
	Charter Communications Operating LLC	6.834%	10/23/55	2,078	2,087
	Charter Communications Operating LLC	3.850%	4/1/61	2,500	1,572
	Charter Communications Operating LLC	4.400%	12/1/61	3,030	2,095
	Charter Communications Operating LLC	3.950%	6/30/62	2,603	1,654
	Charter Communications Operating LLC	5.500%	4/1/63	2,440	2,041
	Comcast Corp.	4.200%	8/15/34	1,050	1,003
	Comcast Corp.	5.650%	6/15/35	1,759	1,890
	Comcast Corp.	4.400%	8/15/35	2,147	2,068
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	6.500%	11/15/35	1,082	1,236
Comcast Corp.	3.200%	7/15/36	2,286	1,923
Comcast Corp.	6.450%	3/15/37	1,187	1,354
Comcast Corp.	3.900%	3/1/38	1,635	1,463
Comcast Corp.	4.600%	10/15/38	2,727	2,641
Comcast Corp.	3.250%	11/1/39	3,590	2,916
Comcast Corp.	3.750%	4/1/40	4,323	3,719
Comcast Corp.	4.650%	7/15/42	629	592
Comcast Corp.	4.600%	8/15/45	2,820	2,646
Comcast Corp.	3.400%	7/15/46	2,584	2,005
Comcast Corp.	4.000%	8/15/47	1,087	918
Comcast Corp.	3.969%	11/1/47	4,080	3,430
Comcast Corp.	4.000%	3/1/48	1,789	1,507
Comcast Corp.	4.700%	10/15/48	3,245	3,100
Comcast Corp.	3.999%	11/1/49	5,472	4,579
Comcast Corp.	3.450%	2/1/50	4,762	3,661
Comcast Corp.	2.800%	1/15/51	4,202	2,801
Comcast Corp.	2.887%	11/1/51	8,236	5,577
Comcast Corp.	2.450%	8/15/52	970	605
Comcast Corp.	4.049%	11/1/52	1,330	1,123
Comcast Corp.	5.350%	5/15/53	3,656	3,792
Comcast Corp.	2.937%	11/1/56	11,788	7,770
Comcast Corp.	4.950%	10/15/58	2,754	2,711
Comcast Corp.	2.650%	8/15/62	1,810	1,114
Comcast Corp.	2.987%	11/1/63	8,810	5,693
Comcast Corp.	5.500%	5/15/64	2,815	2,967
Discovery Communications LLC	5.000%	9/20/37	872	782
Discovery Communications LLC	4.875%	4/1/43	1,231	1,028
Discovery Communications LLC	5.200%	9/20/47	2,590	2,235
Discovery Communications LLC	5.300%	5/15/49	1,521	1,314
Discovery Communications LLC	4.650%	5/15/50	2,093	1,686
Discovery Communications LLC	4.000%	9/15/55	4,029	2,866
Electronic Arts Inc.	2.950%	2/15/51	1,585	1,120
Fox Corp.	5.476%	1/25/39	1,737	1,694
Fox Corp.	5.576%	1/25/49	3,151	3,029
Grupo Televisa SAB	6.625%	1/15/40	1,195	1,255
Grupo Televisa SAB	5.000%	5/13/45	1,605	1,377
Grupo Televisa SAB	6.125%	1/31/46	1,775	1,772
Grupo Televisa SAB	5.250%	5/24/49	1,550	1,384
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,201	1,138
Meta Platforms Inc.	4.450%	8/15/52	5,240	4,822
Meta Platforms Inc.	5.600%	5/15/53	5,207	5,653
Meta Platforms Inc.	4.650%	8/15/62	2,878	2,686
Meta Platforms Inc.	5.750%	5/15/63	3,512	3,850
NBCUniversal Media LLC	4.450%	1/15/43	2,355	2,156
Orange SA	5.375%	1/13/42	1,840	1,875
Orange SA	5.500%	2/6/44	1,586	1,649
Paramount Global	6.875%	4/30/36	2,468	2,506
Paramount Global	5.900%	10/15/40	305	277
Paramount Global	4.850%	7/1/42	1,636	1,311
Paramount Global	4.375%	3/15/43	3,120	2,317
Paramount Global	5.850%	9/1/43	1,125	1,015
Paramount Global	5.250%	4/1/44	1,297	1,061
Paramount Global	4.900%	8/15/44	1,446	1,149
Paramount Global	4.600%	1/15/45	1,564	1,192
Paramount Global	4.950%	5/19/50	2,407	1,953
Rogers Communications Inc.	7.500%	8/15/38	780	902
Rogers Communications Inc.	4.500%	3/15/42	2,235	1,976
Rogers Communications Inc.	4.500%	3/15/43	1,275	1,129
Rogers Communications Inc.	5.450%	10/1/43	535	519
Rogers Communications Inc.	5.000%	3/15/44	1,274	1,194
Rogers Communications Inc.	4.300%	2/15/48	501	418
Rogers Communications Inc.	4.350%	5/1/49	1,876	1,588
Rogers Communications Inc.	3.700%	11/15/49	1,275	967
Rogers Communications Inc.	4.550%	3/15/52	5,035	4,400
Telefonica Emisiones SA	7.045%	6/20/36	3,999	4,528
Telefonica Emisiones SA	4.665%	3/6/38	1,301	1,191

75

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Emisiones SA	5.213%	3/8/47	4,492	4,179
	Telefonica Emisiones SA	4.895%	3/6/48	2,811	2,485
	Telefonica Emisiones SA	5.520%	3/1/49	3,099	2,999
	TELUS Corp.	4.600%	11/16/48	1,230	1,099
	TELUS Corp.	4.300%	6/15/49	1,321	1,107
	Thomson Reuters Corp.	5.500%	8/15/35	844	870
	Thomson Reuters Corp.	5.850%	4/15/40	1,000	1,040
	Thomson Reuters Corp.	5.650%	11/23/43	720	719
	Time Warner Cable LLC	6.550%	5/1/37	3,090	3,047
	Time Warner Cable LLC	7.300%	7/1/38	3,593	3,724
	Time Warner Cable LLC	6.750%	6/15/39	3,226	3,211
	Time Warner Cable LLC	5.875%	11/15/40	1,752	1,594
	Time Warner Cable LLC	5.500%	9/1/41	1,937	1,700
	Time Warner Cable LLC	4.500%	9/15/42	2,700	2,133
	T-Mobile USA Inc.	5.750%	1/15/34	1,955	2,075
	T-Mobile USA Inc.	4.375%	4/15/40	4,745	4,296
	T-Mobile USA Inc.	3.000%	2/15/41	4,050	3,036
	T-Mobile USA Inc.	4.500%	4/15/50	6,343	5,616
	T-Mobile USA Inc.	3.300%	2/15/51	6,260	4,534
	T-Mobile USA Inc.	3.400%	10/15/52	5,812	4,244
	T-Mobile USA Inc.	5.650%	1/15/53	3,332	3,478
	T-Mobile USA Inc.	5.750%	1/15/54	2,825	2,997
	T-Mobile USA Inc.	6.000%	6/15/54	2,420	2,660
	T-Mobile USA Inc.	3.600%	11/15/60	4,204	3,074
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,849	1,659
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,377	1,166
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,690	2,402
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	360	265
	Verizon Communications Inc.	4.400%	11/1/34	3,741	3,603
	Verizon Communications Inc.	4.272%	1/15/36	2,563	2,414
	Verizon Communications Inc.	5.250%	3/16/37	3,093	3,220
	Verizon Communications Inc.	4.812%	3/15/39	3,126	3,024
	Verizon Communications Inc.	2.650%	11/20/40	5,000	3,606
	Verizon Communications Inc.	3.400%	3/22/41	9,487	7,573
	Verizon Communications Inc.	2.850%	9/3/41	1,814	1,343
	Verizon Communications Inc.	4.750%	11/1/41	2,164	2,104
	Verizon Communications Inc.	3.850%	11/1/42	870	731
	Verizon Communications Inc.	4.125%	8/15/46	1,816	1,561
	Verizon Communications Inc.	4.862%	8/21/46	5,882	5,619
	Verizon Communications Inc.	4.522%	9/15/48	2,957	2,697
	Verizon Communications Inc.	2.875%	11/20/50	8,040	5,478
	Verizon Communications Inc.	3.550%	3/22/51	9,502	7,331
	Verizon Communications Inc.	3.875%	3/1/52	2,535	2,060
	Verizon Communications Inc.	4.672%	3/15/55	880	817
	Verizon Communications Inc.	2.987%	10/30/56	10,218	6,799
	Verizon Communications Inc.	3.000%	11/20/60	3,555	2,336
	Verizon Communications Inc.	3.700%	3/22/61	5,059	3,872
	Vodafone Group plc	6.150%	2/27/37	3,980	4,309
	Vodafone Group plc	4.375%	2/19/43	3,236	2,825
	Vodafone Group plc	5.250%	5/30/48	2,280	2,224
	Vodafone Group plc	4.875%	6/19/49	3,975	3,606
	Vodafone Group plc	4.250%	9/17/50	2,339	1,947
	Vodafone Group plc	5.625%	2/10/53	1,945	1,969
	Vodafone Group plc	5.125%	6/19/59	1,035	945
	Vodafone Group plc	5.750%	2/10/63	1,300	1,322
	Walt Disney Co.	6.200%	12/15/34	1,570	1,777
	Walt Disney Co.	6.400%	12/15/35	1,976	2,264
	Walt Disney Co.	6.150%	3/1/37	728	808
	Walt Disney Co.	6.650%	11/15/37	2,295	2,697
	Walt Disney Co.	4.625%	3/23/40	1,765	1,721
	Walt Disney Co.	3.500%	5/13/40	3,367	2,841
	Walt Disney Co.	6.150%	2/15/41	394	442
	Walt Disney Co.	5.400%	10/1/43	1,109	1,163
	Walt Disney Co.	4.750%	9/15/44	2,357	2,274
	Walt Disney Co.	4.750%	11/15/46	1,502	1,441
	Walt Disney Co.	2.750%	9/1/49	4,439	3,050
	Walt Disney Co.	4.700%	3/23/50	3,636	3,539
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.600%	1/13/51	5,848	4,705
	Walt Disney Co.	3.800%	5/13/60	2,355	1,918
	Warnermedia Holdings Inc.	5.050%	3/15/42	10,525	9,280
	Warnermedia Holdings Inc.	5.141%	3/15/52	13,361	11,496
	Warnermedia Holdings Inc.	5.391%	3/15/62	5,915	5,087
					534,078
Consumer Discretionary (2.8%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	779	731
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,535	2,184
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,535	1,735
	Alibaba Group Holding Ltd.	4.200%	12/6/47	2,865	2,339
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,436	2,280
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,419	1,967
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,610	1,017
	Amazon.com Inc.	4.800%	12/5/34	3,257	3,371
	Amazon.com Inc.	3.875%	8/22/37	5,925	5,499
	Amazon.com Inc.	2.875%	5/12/41	4,042	3,175
	Amazon.com Inc.	4.950%	12/5/44	1,220	1,259
	Amazon.com Inc.	4.050%	8/22/47	4,815	4,343
	Amazon.com Inc.	2.500%	6/3/50	4,619	3,077
	Amazon.com Inc.	3.100%	5/12/51	6,402	4,785
	Amazon.com Inc.	3.950%	4/13/52	5,459	4,785
	Amazon.com Inc.	4.250%	8/22/57	5,320	4,906
	Amazon.com Inc.	2.700%	6/3/60	4,057	2,688
	Amazon.com Inc.	3.250%	5/12/61	4,525	3,330
	Amazon.com Inc.	4.100%	4/13/62	2,249	1,989
[3]	American University	3.672%	4/1/49	1,235	1,003
	Aptiv plc	4.400%	10/1/46	450	364
	Aptiv plc	5.400%	3/15/49	650	606
	Aptiv plc	3.100%	12/1/51	2,955	1,929
	Aptiv plc	4.150%	5/1/52	1,960	1,553
	BorgWarner Inc.	4.375%	3/15/45	1,193	986
[3]	Brown University	2.924%	9/1/50	821	596
	Brunswick Corp.	5.100%	4/1/52	691	541
[3]	California Endowment	2.498%	4/1/51	945	613
	California Institute of Technology	4.321%	8/1/45	1,245	1,149
	California Institute of Technology	4.700%	11/1/11	820	735
	California Institute of Technology	3.650%	9/1/19	730	519
[3]	Case Western Reserve University	5.405%	6/1/22	625	625
	Claremont Mckenna College	3.775%	1/1/22	650	447
	Darden Restaurants Inc.	4.550%	2/15/48	700	594
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,477	1,057
[3]	Duke University	2.682%	10/1/44	2,292	1,712
[3]	Duke University	2.757%	10/1/50	1,045	735
[3]	Duke University	2.832%	10/1/55	827	567
	eBay Inc.	4.000%	7/15/42	2,132	1,775
	eBay Inc.	3.650%	5/10/51	770	589
[3]	Emory University	2.969%	9/1/50	1,210	866
[3]	Ford Foundation	2.415%	6/1/50	391	255
[3]	Ford Foundation	2.815%	6/1/70	1,959	1,253
	Ford Motor Co.	4.750%	1/15/43	3,953	3,265
	Ford Motor Co.	7.400%	11/1/46	225	245
	Ford Motor Co.	5.291%	12/8/46	2,584	2,283
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,100	927
	General Motors Co.	5.000%	4/1/35	1,525	1,456
	General Motors Co.	6.600%	4/1/36	2,142	2,290
	General Motors Co.	5.150%	4/1/38	2,140	2,024
	General Motors Co.	6.250%	10/2/43	3,187	3,260
	General Motors Co.	5.200%	4/1/45	2,452	2,211
	General Motors Co.	6.750%	4/1/46	1,490	1,600
	General Motors Co.	5.400%	4/1/48	1,486	1,362
	General Motors Co.	5.950%	4/1/49	1,800	1,766
	General Motors Financial Co. Inc.	6.100%	1/7/34	2,000	2,057
[3]	George Washington University	4.300%	9/15/44	761	669
	George Washington University	4.868%	9/15/45	1,060	1,035
[3]	George Washington University	4.126%	9/15/48	1,834	1,634
[3]	Georgetown University	4.315%	4/1/49	1,476	1,310

76

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Georgetown University	2.943%	4/1/50	415	288
	Georgetown University	5.115%	4/1/53	390	404
[3]	Georgetown University	5.215%	10/1/18	405	389
	Harley-Davidson Inc.	4.625%	7/28/45	640	514
	Hasbro Inc.	6.350%	3/15/40	974	1,014
	Hasbro Inc.	5.100%	5/15/44	782	689
	Home Depot Inc.	5.875%	12/16/36	4,995	5,585
	Home Depot Inc.	3.300%	4/15/40	3,147	2,608
	Home Depot Inc.	5.400%	9/15/40	1,184	1,249
	Home Depot Inc.	5.950%	4/1/41	2,149	2,405
	Home Depot Inc.	4.200%	4/1/43	2,486	2,264
	Home Depot Inc.	4.875%	2/15/44	1,861	1,846
	Home Depot Inc.	4.400%	3/15/45	2,252	2,093
	Home Depot Inc.	4.250%	4/1/46	3,867	3,501
	Home Depot Inc.	3.900%	6/15/47	3,186	2,740
	Home Depot Inc.	4.500%	12/6/48	1,990	1,880
	Home Depot Inc.	3.125%	12/15/49	3,796	2,829
	Home Depot Inc.	3.350%	4/15/50	3,073	2,389
	Home Depot Inc.	2.375%	3/15/51	2,922	1,856
	Home Depot Inc.	2.750%	9/15/51	2,355	1,612
	Home Depot Inc.	3.625%	4/15/52	3,290	2,670
	Home Depot Inc.	4.950%	9/15/52	1,530	1,551
	Home Depot Inc.	3.500%	9/15/56	1,293	1,018
[3]	Howard University	5.209%	10/1/52	775	706
	JD.com Inc.	4.125%	1/14/50	670	523
[3]	Johns Hopkins University	4.083%	7/1/53	655	580
[3]	Johns Hopkins University	2.813%	1/1/60	718	478
	Lear Corp.	5.250%	5/15/49	1,170	1,082
	Lear Corp.	3.550%	1/15/52	700	489
	Leggett & Platt Inc.	3.500%	11/15/51	1,049	756
	Leland Stanford Junior University	3.647%	5/1/48	1,479	1,275
	Leland Stanford Junior University	2.413%	6/1/50	895	599
	Lowe's Cos. Inc.	5.000%	4/15/40	490	479
	Lowe's Cos. Inc.	2.800%	9/15/41	1,196	873
	Lowe's Cos. Inc.	4.250%	9/15/44	448	367
	Lowe's Cos. Inc.	3.700%	4/15/46	2,126	1,681
	Lowe's Cos. Inc.	4.050%	5/3/47	2,765	2,281
	Lowe's Cos. Inc.	4.550%	4/5/49	1,850	1,634
	Lowe's Cos. Inc.	5.125%	4/15/50	1,085	1,047
	Lowe's Cos. Inc.	3.000%	10/15/50	4,275	2,912
	Lowe's Cos. Inc.	4.250%	4/1/52	2,683	2,274
	Lowe's Cos. Inc.	5.625%	4/15/53	2,875	3,031
	Lowe's Cos. Inc.	5.750%	7/1/53	925	983
	Lowe's Cos. Inc.	4.450%	4/1/62	3,135	2,657
	Lowe's Cos. Inc.	5.800%	9/15/62	2,035	2,151
	Lowe's Cos. Inc.	5.850%	4/1/63	1,530	1,609
	Masco Corp.	4.500%	5/15/47	424	365
	Masco Corp.	3.125%	2/15/51	480	336
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	1,093	991
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	1,709	1,281
[3]	Massachusetts Institute of Technology	2.294%	7/1/51	464	295
	Massachusetts Institute of Technology	3.067%	4/1/52	1,640	1,239
	Massachusetts Institute of Technology	5.600%	7/1/11	1,605	1,851
	Massachusetts Institute of Technology	4.678%	7/1/14	1,085	1,050
	Massachusetts Institute of Technology	3.885%	7/1/16	486	386
[3]	McDonald's Corp.	4.700%	12/9/35	2,223	2,195
[3]	McDonald's Corp.	6.300%	10/15/37	1,744	1,977
[3]	McDonald's Corp.	6.300%	3/1/38	1,931	2,196
[3]	McDonald's Corp.	5.700%	2/1/39	902	970
[3]	McDonald's Corp.	4.875%	7/15/40	1,065	1,041
[3]	McDonald's Corp.	3.700%	2/15/42	664	561
[3]	McDonald's Corp.	3.625%	5/1/43	1,035	860
[3]	McDonald's Corp.	4.600%	5/26/45	944	891
[3]	McDonald's Corp.	4.875%	12/9/45	2,031	2,002
[3]	McDonald's Corp.	4.450%	3/1/47	1,108	1,017
[3]	McDonald's Corp.	4.450%	9/1/48	545	505
[3]	McDonald's Corp.	3.625%	9/1/49	3,150	2,532
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	McDonald's Corp.	4.200%	4/1/50	2,360	2,097
[3]	McDonald's Corp.	5.150%	9/9/52	1,985	2,020
	McDonald's Corp.	5.450%	8/14/53	1,500	1,598
	MDC Holdings Inc.	6.000%	1/15/43	1,513	1,412
	NIKE Inc.	3.250%	3/27/40	1,605	1,349
	NIKE Inc.	3.625%	5/1/43	1,180	1,019
	NIKE Inc.	3.875%	11/1/45	2,024	1,782
	NIKE Inc.	3.375%	11/1/46	985	795
	NIKE Inc.	3.375%	3/27/50	2,113	1,732
[3]	Northeastern University	2.894%	10/1/50	100	70
[3]	Northwestern University	4.643%	12/1/44	1,947	1,865
[3]	Northwestern University	2.640%	12/1/50	564	391
[3]	Northwestern University	3.662%	12/1/57	587	477
	Owens Corning	7.000%	12/1/36	745	856
	Owens Corning	4.300%	7/15/47	1,295	1,143
	Owens Corning	4.400%	1/30/48	1,077	938
	President & Fellows of Harvard College	4.875%	10/15/40	903	917
	President & Fellows of Harvard College	3.150%	7/15/46	625	489
	President & Fellows of Harvard College	2.517%	10/15/50	1,507	1,022
	President & Fellows of Harvard College	3.745%	11/15/52	1,665	1,445
	President & Fellows of Harvard College	3.300%	7/15/56	870	663
	PulteGroup Inc.	6.000%	2/15/35	545	573
[3]	Rockefeller Foundation	2.492%	10/1/50	1,561	1,034
	Snap-on Inc.	4.100%	3/1/48	764	679
	Snap-on Inc.	3.100%	5/1/50	1,050	804
	Stanley Black & Decker Inc.	5.200%	9/1/40	880	857
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,033	1,835
	Starbucks Corp.	4.300%	6/15/45	1,390	1,245
	Starbucks Corp.	3.750%	12/1/47	1,032	833
	Starbucks Corp.	4.500%	11/15/48	1,970	1,798
	Starbucks Corp.	4.450%	8/15/49	1,970	1,790
	Starbucks Corp.	3.350%	3/12/50	1,205	903
	Starbucks Corp.	3.500%	11/15/50	2,175	1,692
	Thomas Jefferson University	3.847%	11/1/57	1,130	839
	TJX Cos. Inc.	4.500%	4/15/50	392	374
[3]	Trustees of Boston College	3.129%	7/1/52	1,025	751
[3]	Trustees of Boston University	4.061%	10/1/48	1,022	904
	Trustees of Princeton University	5.700%	3/1/39	1,790	1,995
[3]	Trustees of Princeton University	2.516%	7/1/50	1,800	1,242
	Trustees of Princeton University	4.201%	3/1/52	1,070	996
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	990	641
	Trustees of the University of Pennsylvania	4.674%	9/1/12	530	491
	Trustees of the University of Pennsylvania	3.610%	2/15/19	640	460
[3]	University of Chicago	2.761%	4/1/45	1,510	1,173
[3]	University of Chicago	2.547%	4/1/50	913	619
[3]	University of Chicago	4.003%	10/1/53	1,753	1,550
[3]	University of Miami	4.063%	4/1/52	1,850	1,580
[3]	University of Notre Dame du Lac	3.438%	2/15/45	1,203	973
[3]	University of Notre Dame du Lac	3.394%	2/15/48	1,656	1,344
[3]	University of Southern California	3.028%	10/1/39	2,400	1,982
[3]	University of Southern California	3.841%	10/1/47	1,395	1,191
	University of Southern California	2.805%	10/1/50	1,041	724
[3]	University of Southern California	2.945%	10/1/51	1,530	1,085
	University of Southern California	4.976%	10/1/53	360	371
	University of Southern California	5.250%	10/1/11	620	641
[3]	University of Southern California	3.226%	10/1/20	476	301
[3]	Washington University	3.524%	4/15/54	1,265	1,019
	Washington University	4.349%	4/15/22	975	827
	Whirlpool Corp.	4.500%	6/1/46	750	634
	Whirlpool Corp.	4.600%	5/15/50	1,215	1,026

77

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	William Marsh Rice University	3.574%	5/15/45	919	767
[3]	William Marsh Rice University	3.774%	5/15/55	625	521
[3]	Yale University	2.402%	4/15/50	960	632
					270,101
Consumer Staples (3.6%)
	Altria Group Inc.	5.800%	2/14/39	2,934	2,996
	Altria Group Inc.	3.400%	2/4/41	2,084	1,530
	Altria Group Inc.	4.250%	8/9/42	1,947	1,588
	Altria Group Inc.	4.500%	5/2/43	3,101	2,586
	Altria Group Inc.	5.375%	1/31/44	1,847	1,824
	Altria Group Inc.	3.875%	9/16/46	3,016	2,268
	Altria Group Inc.	5.950%	2/14/49	4,477	4,557
	Altria Group Inc.	4.450%	5/6/50	1,485	1,180
	Altria Group Inc.	3.700%	2/4/51	2,962	2,092
	Altria Group Inc.	6.200%	2/14/59	230	243
	Altria Group Inc.	4.000%	2/4/61	2,005	1,465
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	12,712	12,687
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	19,842	19,576
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,403	1,403
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,495	2,377
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,193	3,113
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	990	1,082
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,994	3,794
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,537	2,053
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,132	4,360
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,672	2,167
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,819	1,702
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,788	1,792
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	920	873
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,331	5,845
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	7,384	7,964
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,958	1,864
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,865	3,214
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,690	1,862
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,180	1,264
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	671
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	459
	Archer-Daniels-Midland Co.	2.700%	9/15/51	665	450
	BAT Capital Corp.	4.390%	8/15/37	4,925	4,130
	BAT Capital Corp.	3.734%	9/25/40	1,457	1,074
	BAT Capital Corp.	7.079%	8/2/43	1,010	1,074
	BAT Capital Corp.	4.540%	8/15/47	5,169	3,976
	BAT Capital Corp.	4.758%	9/6/49	1,970	1,564
	BAT Capital Corp.	5.282%	4/2/50	1,209	1,036
	BAT Capital Corp.	3.984%	9/25/50	1,848	1,306
	BAT Capital Corp.	5.650%	3/16/52	1,170	1,061
	BAT Capital Corp.	7.081%	8/2/53	1,825	1,953
	Brown-Forman Corp.	4.500%	7/15/45	1,890	1,759
	Campbell Soup Co.	4.800%	3/15/48	1,992	1,820
	Campbell Soup Co.	3.125%	4/24/50	1,598	1,103
	Church & Dwight Co. Inc.	3.950%	8/1/47	950	793
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,050	1,052
	Coca-Cola Co.	4.125%	3/25/40	100	93
	Coca-Cola Co.	2.500%	6/1/40	1,375	1,040
	Coca-Cola Co.	2.875%	5/5/41	1,940	1,539
	Coca-Cola Co.	4.200%	3/25/50	1,035	965
	Coca-Cola Co.	2.600%	6/1/50	3,930	2,710
	Coca-Cola Co.	3.000%	3/5/51	2,065	1,561
	Coca-Cola Co.	2.500%	3/15/51	4,525	3,046
	Coca-Cola Co.	2.750%	6/1/60	2,200	1,525
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	545	547
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	1,405	1,297
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	1,610	1,407
	Conagra Brands Inc.	5.300%	11/1/38	2,603	2,546
	Conagra Brands Inc.	5.400%	11/1/48	1,100	1,066
	Constellation Brands Inc.	4.500%	5/9/47	1,225	1,091
	Constellation Brands Inc.	4.100%	2/15/48	1,175	999
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Constellation Brands Inc.	5.250%	11/15/48	1,026	1,016
	Constellation Brands Inc.	3.750%	5/1/50	1,390	1,110
	Diageo Capital plc	5.875%	9/30/36	1,045	1,152
	Diageo Capital plc	3.875%	4/29/43	985	858
	Diageo Investment Corp.	7.450%	4/15/35	930	1,130
	Diageo Investment Corp.	4.250%	5/11/42	712	649
	Dollar General Corp.	4.125%	4/3/50	1,865	1,479
	Dollar Tree Inc.	3.375%	12/1/51	788	548
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,129
	Estee Lauder Cos. Inc.	4.375%	6/15/45	945	856
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,055	912
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,750	1,276
	Estee Lauder Cos. Inc.	5.150%	5/15/53	660	673
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,880	2,952
	General Mills Inc.	3.000%	2/1/51	2,749	1,917
	Haleon US Capital LLC	4.000%	3/24/52	2,091	1,777
	Hershey Co.	3.125%	11/15/49	938	715
	Hormel Foods Corp.	3.050%	6/3/51	1,420	1,030
	Ingredion Inc.	3.900%	6/1/50	450	333
	J M Smucker Co.	4.250%	3/15/35	1,232	1,146
	J M Smucker Co.	2.750%	9/15/41	525	367
	J M Smucker Co.	6.500%	11/15/43	1,690	1,885
	J M Smucker Co.	3.550%	3/15/50	590	435
	J M Smucker Co.	6.500%	11/15/53	3,010	3,477
[5]	JBS USA LUX SA	6.750%	3/15/34	2,182	2,296
	JBS USA LUX SA	4.375%	2/2/52	1,909	1,417
	JBS USA LUX SA	6.500%	12/1/52	3,187	3,192
[5]	JBS USA LUX SA	7.250%	11/15/53	1,544	1,682
	Kellanova	4.500%	4/1/46	774	694
	Kenvue Inc.	5.100%	3/22/43	1,990	2,070
	Kenvue Inc.	5.050%	3/22/53	3,035	3,140
	Kenvue Inc.	5.200%	3/22/63	1,675	1,753
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,045	947
	Keurig Dr Pepper Inc.	4.420%	12/15/46	900	799
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,491	1,210
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,350	1,006
	Keurig Dr Pepper Inc.	4.500%	4/15/52	3,380	3,092
	Kimberly-Clark Corp.	6.625%	8/1/37	1,450	1,727
	Kimberly-Clark Corp.	5.300%	3/1/41	849	885
	Kimberly-Clark Corp.	3.200%	7/30/46	763	584
	Kimberly-Clark Corp.	2.875%	2/7/50	765	551
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	934	960
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,215	2,230
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,520	2,919
	Kraft Heinz Foods Co.	6.500%	2/9/40	1,540	1,729
	Kraft Heinz Foods Co.	5.200%	7/15/45	5,138	5,036
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,895	5,160
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,855	2,709
	Kraft Heinz Foods Co.	5.500%	6/1/50	1,471	1,519
	Kroger Co.	8.000%	9/15/29	775	885
	Kroger Co.	6.900%	4/15/38	749	852
	Kroger Co.	5.400%	7/15/40	1,204	1,185
	Kroger Co.	5.000%	4/15/42	689	646
	Kroger Co.	5.150%	8/1/43	1,239	1,192
	Kroger Co.	3.875%	10/15/46	1,151	906
	Kroger Co.	4.450%	2/1/47	1,905	1,688
	Kroger Co.	4.650%	1/15/48	985	884
	Kroger Co.	3.950%	1/15/50	1,167	954
	McCormick & Co. Inc.	4.200%	8/15/47	550	474
	Mead Johnson Nutrition Co.	5.900%	11/1/39	915	973
	Mead Johnson Nutrition Co.	4.600%	6/1/44	999	937
	Molson Coors Beverage Co.	5.000%	5/1/42	2,853	2,758
	Molson Coors Beverage Co.	4.200%	7/15/46	3,243	2,768
	Mondelez International Inc.	2.625%	9/4/50	3,017	2,025
	PepsiCo Inc.	3.500%	3/19/40	785	670
	PepsiCo Inc.	2.625%	10/21/41	2,300	1,734

78

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	4.000%	3/5/42	1,588	1,441
	PepsiCo Inc.	3.600%	8/13/42	1,535	1,299
	PepsiCo Inc.	4.250%	10/22/44	763	698
	PepsiCo Inc.	4.450%	4/14/46	2,189	2,110
	PepsiCo Inc.	3.450%	10/6/46	3,421	2,832
	PepsiCo Inc.	4.000%	5/2/47	1,428	1,275
	PepsiCo Inc.	3.375%	7/29/49	1,925	1,536
	PepsiCo Inc.	2.875%	10/15/49	3,885	2,858
	PepsiCo Inc.	3.625%	3/19/50	3,970	3,339
	PepsiCo Inc.	2.750%	10/21/51	1,055	750
	PepsiCo Inc.	3.875%	3/19/60	1,150	997
	Philip Morris International Inc.	6.375%	5/16/38	3,337	3,732
	Philip Morris International Inc.	4.375%	11/15/41	935	830
	Philip Morris International Inc.	4.500%	3/20/42	1,412	1,269
	Philip Morris International Inc.	3.875%	8/21/42	1,691	1,388
	Philip Morris International Inc.	4.125%	3/4/43	1,516	1,286
	Philip Morris International Inc.	4.875%	11/15/43	2,157	2,034
	Philip Morris International Inc.	4.250%	11/10/44	1,548	1,330
	Procter & Gamble Co.	5.800%	8/15/34	340	395
	Procter & Gamble Co.	5.550%	3/5/37	1,389	1,556
	Procter & Gamble Co.	3.550%	3/25/40	843	753
	Procter & Gamble Co.	3.500%	10/25/47	768	654
	Reynolds American Inc.	5.700%	8/15/35	1,486	1,466
	Reynolds American Inc.	7.250%	6/15/37	1,257	1,369
	Reynolds American Inc.	6.150%	9/15/43	1,150	1,145
	Reynolds American Inc.	5.850%	8/15/45	4,697	4,425
	Sysco Corp.	6.000%	1/17/34	975	1,055
	Sysco Corp.	6.600%	4/1/40	1,817	2,048
	Sysco Corp.	4.850%	10/1/45	570	526
	Sysco Corp.	4.500%	4/1/46	390	347
	Sysco Corp.	4.450%	3/15/48	1,150	1,013
	Sysco Corp.	3.300%	2/15/50	1,000	735
	Sysco Corp.	6.600%	4/1/50	3,669	4,297
	Sysco Corp.	3.150%	12/14/51	1,162	833
	Target Corp.	6.500%	10/15/37	730	849
	Target Corp.	7.000%	1/15/38	1,560	1,898
	Target Corp.	4.000%	7/1/42	640	580
	Target Corp.	3.625%	4/15/46	2,095	1,735
	Target Corp.	3.900%	11/15/47	956	828
	Target Corp.	2.950%	1/15/52	1,315	942
	Target Corp.	4.800%	1/15/53	1,775	1,763
	Tyson Foods Inc.	4.875%	8/15/34	1,070	1,038
	Tyson Foods Inc.	4.550%	6/2/47	798	670
	Tyson Foods Inc.	5.100%	9/28/48	3,135	2,849
	Unilever Capital Corp.	5.000%	12/8/33	985	1,024
[3]	Unilever Capital Corp.	2.625%	8/12/51	1,095	753
	Walmart Inc.	5.250%	9/1/35	2,980	3,253
	Walmart Inc.	6.200%	4/15/38	3,078	3,628
	Walmart Inc.	3.950%	6/28/38	2,733	2,602
	Walmart Inc.	5.625%	4/1/40	1,012	1,126
	Walmart Inc.	5.000%	10/25/40	1,924	2,033
	Walmart Inc.	5.625%	4/15/41	1,190	1,332
	Walmart Inc.	2.500%	9/22/41	2,181	1,614
	Walmart Inc.	4.000%	4/11/43	1,066	970
	Walmart Inc.	3.625%	12/15/47	612	519
	Walmart Inc.	4.050%	6/29/48	3,213	2,939
	Walmart Inc.	2.950%	9/24/49	1,270	949
	Walmart Inc.	2.650%	9/22/51	2,740	1,913
	Walmart Inc.	4.500%	9/9/52	1,794	1,748
	Walmart Inc.	4.500%	4/15/53	2,365	2,304
					343,174
Energy (4.2%)
	Apache Corp.	6.000%	1/15/37	971	955
	Apache Corp.	5.100%	9/1/40	2,688	2,304
	Apache Corp.	5.250%	2/1/42	859	723
	Apache Corp.	4.750%	4/15/43	971	768
	Apache Corp.	5.350%	7/1/49	845	703
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,792	2,821
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,036	878
	BP Capital Markets America Inc.	3.060%	6/17/41	3,539	2,741
	BP Capital Markets America Inc.	3.000%	2/24/50	4,990	3,536
	BP Capital Markets America Inc.	2.772%	11/10/50	3,064	2,053
	BP Capital Markets America Inc.	2.939%	6/4/51	4,905	3,401
	BP Capital Markets America Inc.	3.001%	3/17/52	3,140	2,207
	BP Capital Markets America Inc.	3.379%	2/8/61	3,950	2,861
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,064	1,087
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	876
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,770	1,855
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	651
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,760	1,598
	Cenovus Energy Inc.	5.250%	6/15/37	631	600
	Cenovus Energy Inc.	6.750%	11/15/39	510	557
	Cenovus Energy Inc.	5.400%	6/15/47	1,341	1,268
	Cenovus Energy Inc.	3.750%	2/15/52	1,470	1,084
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	1,064	848
	Chevron Corp.	3.078%	5/11/50	2,401	1,817
	Chevron USA Inc.	5.250%	11/15/43	691	727
	Chevron USA Inc.	2.343%	8/12/50	1,930	1,237
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,375	2,132
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,125	842
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,636
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,994	3,318
	CNOOC Petroleum North America ULC	7.500%	7/30/39	980	1,201
	Columbia Pipeline Group Inc.	5.800%	6/1/45	995	994
	ConocoPhillips	5.900%	5/15/38	2,677	2,882
	ConocoPhillips	6.500%	2/1/39	1,636	1,895
	ConocoPhillips	4.875%	10/1/47	850	826
	ConocoPhillips Co.	4.300%	11/15/44	2,067	1,852
	ConocoPhillips Co.	3.800%	3/15/52	3,185	2,577
	ConocoPhillips Co.	5.300%	5/15/53	1,567	1,613
	ConocoPhillips Co.	5.550%	3/15/54	2,050	2,182
	ConocoPhillips Co.	4.025%	3/15/62	3,477	2,829
	ConocoPhillips Co.	5.700%	9/15/63	1,445	1,563
	Continental Resources Inc.	4.900%	6/1/44	1,642	1,326
	DCP Midstream Operating LP	5.600%	4/1/44	810	791
	Devon Energy Corp.	5.600%	7/15/41	1,026	992
	Devon Energy Corp.	4.750%	5/15/42	1,272	1,112
	Devon Energy Corp.	5.000%	6/15/45	1,465	1,299
	Diamondback Energy Inc.	4.400%	3/24/51	1,535	1,276
	Diamondback Energy Inc.	4.250%	3/15/52	1,715	1,384
	Diamondback Energy Inc.	6.250%	3/15/53	1,100	1,178
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	680	617
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	900	768
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	1,392	1,626
	Enbridge Energy Partners LP	5.500%	9/15/40	760	748
	Enbridge Energy Partners LP	7.375%	10/15/45	2,180	2,574
	Enbridge Inc.	4.500%	6/10/44	1,067	917
	Enbridge Inc.	5.500%	12/1/46	1,197	1,180
	Enbridge Inc.	4.000%	11/15/49	1,050	837
	Enbridge Inc.	3.400%	8/1/51	1,365	995
	Enbridge Inc.	6.700%	11/15/53	2,360	2,750
	Energy Transfer LP	4.900%	3/15/35	707	673
	Energy Transfer LP	6.625%	10/15/36	900	969
[3]	Energy Transfer LP	5.800%	6/15/38	665	668
	Energy Transfer LP	7.500%	7/1/38	995	1,153
	Energy Transfer LP	6.050%	6/1/41	774	780
	Energy Transfer LP	6.500%	2/1/42	2,350	2,486
	Energy Transfer LP	6.100%	2/15/42	443	444
	Energy Transfer LP	5.150%	2/1/43	1,889	1,682
	Energy Transfer LP	5.950%	10/1/43	880	871

79

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.300%	4/1/44	1,675	1,544
	Energy Transfer LP	5.000%	5/15/44	1,154	1,014
	Energy Transfer LP	5.150%	3/15/45	1,891	1,736
	Energy Transfer LP	5.350%	5/15/45	1,782	1,655
	Energy Transfer LP	6.125%	12/15/45	2,799	2,831
	Energy Transfer LP	5.300%	4/15/47	2,020	1,860
	Energy Transfer LP	5.400%	10/1/47	3,598	3,358
	Energy Transfer LP	6.000%	6/15/48	1,441	1,456
	Energy Transfer LP	6.250%	4/15/49	3,726	3,865
	Energy Transfer LP	5.000%	5/15/50	4,237	3,788
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	1,315	1,506
	Enterprise Products Operating LLC	7.550%	4/15/38	860	1,054
	Enterprise Products Operating LLC	6.125%	10/15/39	720	788
	Enterprise Products Operating LLC	5.700%	2/15/42	2,450	2,582
	Enterprise Products Operating LLC	4.850%	8/15/42	1,530	1,468
	Enterprise Products Operating LLC	4.450%	2/15/43	1,528	1,398
	Enterprise Products Operating LLC	4.850%	3/15/44	1,798	1,730
	Enterprise Products Operating LLC	5.100%	2/15/45	3,075	3,029
	Enterprise Products Operating LLC	4.900%	5/15/46	967	924
	Enterprise Products Operating LLC	4.250%	2/15/48	2,760	2,428
	Enterprise Products Operating LLC	4.800%	2/1/49	3,151	2,989
	Enterprise Products Operating LLC	4.200%	1/31/50	2,165	1,884
	Enterprise Products Operating LLC	3.700%	1/31/51	3,610	2,881
	Enterprise Products Operating LLC	3.200%	2/15/52	2,649	1,935
	Enterprise Products Operating LLC	3.300%	2/15/53	1,665	1,236
	Enterprise Products Operating LLC	4.950%	10/15/54	1,257	1,216
	Enterprise Products Operating LLC	3.950%	1/31/60	3,040	2,474
	EOG Resources Inc.	3.900%	4/1/35	1,323	1,218
	EOG Resources Inc.	4.950%	4/15/50	618	609
	Exxon Mobil Corp.	2.995%	8/16/39	308	247
	Exxon Mobil Corp.	4.227%	3/19/40	5,167	4,799
	Exxon Mobil Corp.	3.567%	3/6/45	2,075	1,707
	Exxon Mobil Corp.	4.114%	3/1/46	3,762	3,355
	Exxon Mobil Corp.	3.095%	8/16/49	3,505	2,603
	Exxon Mobil Corp.	4.327%	3/19/50	5,315	4,851
	Exxon Mobil Corp.	3.452%	4/15/51	6,005	4,726
	Halliburton Co.	4.850%	11/15/35	3,190	3,140
	Halliburton Co.	6.700%	9/15/38	2,076	2,427
	Halliburton Co.	4.500%	11/15/41	2,160	1,955
	Halliburton Co.	4.750%	8/1/43	2,736	2,569
	Halliburton Co.	5.000%	11/15/45	3,333	3,231
	Hess Corp.	6.000%	1/15/40	366	398
	Hess Corp.	5.600%	2/15/41	3,002	3,153
	Hess Corp.	5.800%	4/1/47	1,133	1,222
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,592	1,623
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,025	1,080
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,340	2,572
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	743
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,506	1,591
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,981	2,034
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	890	851
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,237	1,115
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	885	760
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,565	1,401
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,951	1,856
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	825	774
	Kinder Morgan Inc.	5.550%	6/1/45	3,882	3,748
	Kinder Morgan Inc.	5.050%	2/15/46	1,153	1,032
	Kinder Morgan Inc.	5.200%	3/1/48	2,140	1,963
	Kinder Morgan Inc.	3.250%	8/1/50	1,054	707
	Magellan Midstream Partners LP	5.150%	10/15/43	1,465	1,372
	Magellan Midstream Partners LP	4.250%	9/15/46	450	363
	Magellan Midstream Partners LP	4.200%	10/3/47	810	643
	Magellan Midstream Partners LP	3.950%	3/1/50	1,768	1,354
	Marathon Oil Corp.	6.600%	10/1/37	1,802	1,908
	Marathon Oil Corp.	5.200%	6/1/45	1,220	1,082
	Marathon Petroleum Corp.	6.500%	3/1/41	2,770	2,983
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marathon Petroleum Corp.	4.750%	9/15/44	1,492	1,336
	Marathon Petroleum Corp.	4.500%	4/1/48	1,171	983
	Marathon Petroleum Corp.	5.000%	9/15/54	511	449
	MPLX LP	4.500%	4/15/38	3,959	3,525
	MPLX LP	5.200%	3/1/47	1,379	1,282
[5]	MPLX LP	5.200%	12/1/47	600	548
	MPLX LP	5.200%	12/1/47	1,602	1,464
	MPLX LP	4.700%	4/15/48	3,000	2,592
	MPLX LP	5.500%	2/15/49	2,704	2,619
	MPLX LP	4.950%	3/14/52	1,832	1,636
	MPLX LP	5.650%	3/1/53	1,155	1,141
	MPLX LP	4.900%	4/15/58	1,000	851
	NOV Inc.	3.950%	12/1/42	2,083	1,605
	Occidental Petroleum Corp.	6.450%	9/15/36	3,496	3,708
	Occidental Petroleum Corp.	7.950%	6/15/39	824	961
	Occidental Petroleum Corp.	6.200%	3/15/40	1,558	1,606
	Occidental Petroleum Corp.	6.600%	3/15/46	2,139	2,312
	Occidental Petroleum Corp.	4.400%	4/15/46	869	712
	Occidental Petroleum Corp.	4.200%	3/15/48	895	703
	ONEOK Inc.	6.000%	6/15/35	685	705
	ONEOK Inc.	4.950%	7/13/47	1,500	1,344
	ONEOK Inc.	5.200%	7/15/48	1,440	1,351
	ONEOK Inc.	4.450%	9/1/49	1,255	1,053
	ONEOK Inc.	4.500%	3/15/50	825	692
	ONEOK Inc.	7.150%	1/15/51	674	774
	ONEOK Inc.	6.625%	9/1/53	3,525	3,952
	ONEOK Partners LP	6.650%	10/1/36	1,125	1,225
	ONEOK Partners LP	6.850%	10/15/37	1,375	1,517
	ONEOK Partners LP	6.125%	2/1/41	1,162	1,213
	ONEOK Partners LP	6.200%	9/15/43	971	1,021
	Ovintiv Inc.	6.500%	8/15/34	1,255	1,336
	Ovintiv Inc.	6.625%	8/15/37	1,093	1,132
	Ovintiv Inc.	6.500%	2/1/38	600	619
	Ovintiv Inc.	7.100%	7/15/53	925	1,018
	Phillips 66	4.650%	11/15/34	2,863	2,783
	Phillips 66	5.875%	5/1/42	3,900	4,225
	Phillips 66	4.875%	11/15/44	1,713	1,642
	Phillips 66	3.300%	3/15/52	2,115	1,517
	Phillips 66 Co.	4.680%	2/15/45	1,045	950
	Phillips 66 Co.	4.900%	10/1/46	1,960	1,835
	Plains All American Pipeline LP	6.650%	1/15/37	1,093	1,172
	Plains All American Pipeline LP	5.150%	6/1/42	1,100	996
	Plains All American Pipeline LP	4.300%	1/31/43	425	340
	Plains All American Pipeline LP	4.700%	6/15/44	1,743	1,460
	Plains All American Pipeline LP	4.900%	2/15/45	1,480	1,279
	Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,125	1,189
	Shell International Finance BV	4.125%	5/11/35	3,960	3,785
	Shell International Finance BV	6.375%	12/15/38	4,319	4,970
	Shell International Finance BV	5.500%	3/25/40	3,315	3,535
	Shell International Finance BV	2.875%	11/26/41	1,444	1,094
	Shell International Finance BV	3.625%	8/21/42	592	501
	Shell International Finance BV	4.550%	8/12/43	3,224	3,050
	Shell International Finance BV	4.375%	5/11/45	5,445	4,997
	Shell International Finance BV	4.000%	5/10/46	4,287	3,722
	Shell International Finance BV	3.750%	9/12/46	2,334	1,941
	Shell International Finance BV	3.125%	11/7/49	2,535	1,865
	Shell International Finance BV	3.250%	4/6/50	2,457	1,851
	Shell International Finance BV	3.000%	11/26/51	3,151	2,255
	Spectra Energy Partners LP	5.950%	9/25/43	382	391
	Spectra Energy Partners LP	4.500%	3/15/45	1,434	1,229
	Suncor Energy Inc.	5.950%	12/1/34	658	689
	Suncor Energy Inc.	6.800%	5/15/38	1,610	1,762
	Suncor Energy Inc.	6.500%	6/15/38	2,878	3,079
	Suncor Energy Inc.	6.850%	6/1/39	1,477	1,628
	Suncor Energy Inc.	4.000%	11/15/47	1,735	1,375
	Suncor Energy Inc.	3.750%	3/4/51	1,190	894
	Targa Resources Corp.	6.500%	3/30/34	1,900	2,055

80

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Corp.	4.950%	4/15/52	2,410	2,118
	Targa Resources Corp.	6.500%	2/15/53	1,700	1,841
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	725	833
	TotalEnergies Capital International SA	3.461%	7/12/49	1,690	1,336
	TotalEnergies Capital International SA	3.127%	5/29/50	4,805	3,535
	TotalEnergies Capital International SA	3.386%	6/29/60	1,635	1,217
	TransCanada PipeLines Ltd.	4.625%	3/1/34	1,737	1,644
	TransCanada PipeLines Ltd.	5.600%	3/31/34	570	577
	TransCanada PipeLines Ltd.	5.850%	3/15/36	925	956
	TransCanada PipeLines Ltd.	6.200%	10/15/37	2,658	2,830
	TransCanada PipeLines Ltd.	4.750%	5/15/38	767	711
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,567
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,847	2,214
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,815	1,917
	TransCanada PipeLines Ltd.	5.000%	10/16/43	999	936
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,105	1,930
	TransCanada PipeLines Ltd.	5.100%	3/15/49	1,630	1,561
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	770	764
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	670	593
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,000	903
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	690	559
	Valero Energy Corp.	6.625%	6/15/37	2,675	2,934
	Valero Energy Corp.	4.900%	3/15/45	1,240	1,146
	Valero Energy Corp.	3.650%	12/1/51	821	600
	Valero Energy Corp.	4.000%	6/1/52	1,050	813
	Western Midstream Operating LP	5.450%	4/1/44	1,197	1,085
	Western Midstream Operating LP	5.300%	3/1/48	1,510	1,321
	Western Midstream Operating LP	5.500%	8/15/48	535	476
	Western Midstream Operating LP	5.250%	2/1/50	2,005	1,791
	Williams Cos. Inc.	6.300%	4/15/40	3,495	3,738
	Williams Cos. Inc.	5.800%	11/15/43	1,170	1,180
	Williams Cos. Inc.	5.400%	3/4/44	1,560	1,521
	Williams Cos. Inc.	5.750%	6/24/44	865	873
	Williams Cos. Inc.	5.100%	9/15/45	2,385	2,248
	Williams Cos. Inc.	4.850%	3/1/48	2,315	2,106
	Williams Cos. Inc.	3.500%	10/15/51	1,833	1,343
					399,746
Financials (6.3%)
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,052	2,468
	Aflac Inc.	4.000%	10/15/46	789	643
	Alleghany Corp.	4.900%	9/15/44	975	948
	Alleghany Corp.	3.250%	8/15/51	1,000	756
	Allstate Corp.	5.550%	5/9/35	715	743
	Allstate Corp.	5.950%	4/1/36	920	983
	Allstate Corp.	4.200%	12/15/46	864	734
	Allstate Corp.	3.850%	8/10/49	1,936	1,562
[3]	Allstate Corp.	6.500%	5/15/57	1,175	1,168
	American Express Co.	4.050%	12/3/42	2,347	2,121
	American Financial Group Inc.	4.500%	6/15/47	1,220	1,025
	American International Group Inc.	3.875%	1/15/35	831	752
	American International Group Inc.	6.250%	5/1/36	1,230	1,309
	American International Group Inc.	4.500%	7/16/44	970	877
	American International Group Inc.	4.750%	4/1/48	2,433	2,305
	American International Group Inc.	4.375%	6/30/50	2,115	1,892
	Aon Corp.	6.250%	9/30/40	755	816
	Aon Corp.	2.900%	8/23/51	1,615	1,058
	Aon Corp.	3.900%	2/28/52	1,587	1,258
	Aon Global Ltd.	4.600%	6/14/44	637	571
	Aon Global Ltd.	4.750%	5/15/45	1,929	1,779
	Arch Capital Finance LLC	5.031%	12/15/46	810	758
	Arch Capital Group Ltd.	7.350%	5/1/34	625	716
	Arch Capital Group Ltd.	3.635%	6/30/50	2,534	1,938
	Arch Capital Group US Inc.	5.144%	11/1/43	990	940
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,155	1,598
	Arthur J Gallagher & Co.	3.050%	3/9/52	705	473
	Arthur J Gallagher & Co.	5.750%	3/2/53	1,200	1,229
	Arthur J Gallagher & Co.	6.750%	2/15/54	1,020	1,197
	Athene Holding Ltd.	3.950%	5/25/51	1,010	759
	Athene Holding Ltd.	3.450%	5/15/52	1,065	722
	Bank of America Corp.	6.110%	1/29/37	5,481	5,857
[3]	Bank of America Corp.	4.244%	4/24/38	4,510	4,069
	Bank of America Corp.	7.750%	5/14/38	2,995	3,641
[3]	Bank of America Corp.	4.078%	4/23/40	3,536	3,101
[3]	Bank of America Corp.	2.676%	6/19/41	10,573	7,581
[3]	Bank of America Corp.	5.875%	2/7/42	2,165	2,336
	Bank of America Corp.	3.311%	4/22/42	9,159	7,150
[3]	Bank of America Corp.	5.000%	1/21/44	4,321	4,254
[3]	Bank of America Corp.	4.875%	4/1/44	568	553
[3]	Bank of America Corp.	4.750%	4/21/45	939	858
[3]	Bank of America Corp.	3.946%	1/23/49	2,417	2,033
[3]	Bank of America Corp.	4.330%	3/15/50	5,815	5,103
[3]	Bank of America Corp.	4.083%	3/20/51	11,155	9,418
[3]	Bank of America Corp.	2.831%	10/24/51	3,061	2,077
[3]	Bank of America Corp.	3.483%	3/13/52	1,230	950
	Bank of America Corp.	2.972%	7/21/52	4,588	3,237
[3]	Bank of America NA	6.000%	10/15/36	2,386	2,589
	Bank of Nova Scotia	5.650%	2/1/34	1,540	1,598
	Barclays plc	3.811%	3/10/42	1,875	1,409
	Barclays plc	3.330%	11/24/42	2,765	2,049
	Barclays plc	5.250%	8/17/45	2,821	2,765
	Barclays plc	4.950%	1/10/47	3,263	3,056
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	870	987
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,490	2,404
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,813	1,699
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,034	4,642
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,915	4,593
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,555	3,898
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,790	4,858
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,213	2,154
	Brighthouse Financial Inc.	4.700%	6/22/47	1,268	1,008
	Brighthouse Financial Inc.	3.850%	12/22/51	825	545
	Brookfield Finance Inc.	6.350%	1/5/34	975	1,037
	Brookfield Finance Inc.	4.700%	9/20/47	967	844
	Brookfield Finance Inc.	3.500%	3/30/51	2,075	1,518
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	774
	Brookfield Finance LLC	3.450%	4/15/50	1,300	905
	Brown & Brown Inc.	4.950%	3/17/52	1,480	1,314
	Chubb Corp.	6.000%	5/11/37	1,993	2,204
[3]	Chubb Corp.	6.500%	5/15/38	1,560	1,808
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,010	1,174
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,477	1,340
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,095	1,969
	Chubb INA Holdings Inc.	2.850%	12/15/51	407	295
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,879	1,349
	CI Financial Corp.	4.100%	6/15/51	1,795	1,057
	Cincinnati Financial Corp.	6.125%	11/1/34	785	823
	Citigroup Inc.	6.125%	8/25/36	1,401	1,499
[3]	Citigroup Inc.	3.878%	1/24/39	2,915	2,517
	Citigroup Inc.	8.125%	7/15/39	3,184	4,110
[3]	Citigroup Inc.	5.316%	3/26/41	1,894	1,899
	Citigroup Inc.	5.875%	1/30/42	2,190	2,332
	Citigroup Inc.	2.904%	11/3/42	2,614	1,882
	Citigroup Inc.	6.675%	9/13/43	2,022	2,271
	Citigroup Inc.	5.300%	5/6/44	1,995	1,918
	Citigroup Inc.	4.650%	7/30/45	3,132	2,850
	Citigroup Inc.	4.750%	5/18/46	3,788	3,397
[3]	Citigroup Inc.	4.281%	4/24/48	2,592	2,271
	Citigroup Inc.	4.650%	7/23/48	3,680	3,405
	CME Group Inc.	5.300%	9/15/43	1,918	2,041
	CME Group Inc.	4.150%	6/15/48	420	382

81

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,974	3,147
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,834	1,892
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,909	2,881
	Corebridge Financial Inc.	5.750%	1/15/34	1,550	1,586
	Corebridge Financial Inc.	4.400%	4/5/52	3,245	2,722
	Equitable Holdings Inc.	5.000%	4/20/48	3,591	3,345
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,090	1,000
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,040	1,505
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,365	936
	Fidelity National Financial Inc.	3.200%	9/17/51	875	558
	Fifth Third Bancorp	8.250%	3/1/38	2,033	2,404
	Franklin Resources Inc.	2.950%	8/12/51	600	382
	GATX Corp.	6.900%	5/1/34	1,100	1,213
	GATX Corp.	5.200%	3/15/44	515	483
	GATX Corp.	3.100%	6/1/51	1,089	720
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	3,330	3,233
	Goldman Sachs Capital I	6.345%	2/15/34	1,554	1,629
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,011	2,174
	Goldman Sachs Group Inc.	6.750%	10/1/37	12,458	13,735
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	6,345	5,539
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,129	5,558
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,468	4,980
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,995	3,823
	Goldman Sachs Group Inc.	3.436%	2/24/43	3,747	2,933
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,690	3,494
	Goldman Sachs Group Inc.	5.150%	5/22/45	1,305	1,262
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,078	1,022
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	979
	Hartford Financial Services Group Inc.	6.100%	10/1/41	488	523
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	730
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,775	1,369
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	806
[3]	HSBC Bank USA NA	5.875%	11/1/34	1,183	1,214
[3]	HSBC Bank USA NA	7.000%	1/15/39	675	782
[3]	HSBC Holdings plc	6.500%	5/2/36	4,094	4,262
	HSBC Holdings plc	6.500%	9/15/37	1,997	2,158
[3]	HSBC Holdings plc	6.500%	9/15/37	4,160	4,361
[3]	HSBC Holdings plc	6.800%	6/1/38	1,185	1,269
	HSBC Holdings plc	6.100%	1/14/42	2,275	2,588
	HSBC Holdings plc	6.332%	3/9/44	4,715	5,094
	HSBC Holdings plc	5.250%	3/14/44	5,415	5,288
	Intercontinental Exchange Inc.	2.650%	9/15/40	891	665
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,852	1,662
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,568	1,838
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,985	2,986
	Intercontinental Exchange Inc.	3.000%	9/15/60	3,545	2,400
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,840	2,907
	Invesco Finance plc	5.375%	11/30/43	866	859
	Jackson Financial Inc.	4.000%	11/23/51	855	608
	Jefferies Financial Group Inc.	6.250%	1/15/36	685	720
	Jefferies Financial Group Inc.	6.500%	1/20/43	976	1,030
	JPMorgan Chase & Co.	6.400%	5/15/38	3,525	4,039
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	5,517	4,891
	JPMorgan Chase & Co.	5.500%	10/15/40	1,499	1,561
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	2,877	2,224
	JPMorgan Chase & Co.	5.600%	7/15/41	5,212	5,537
	JPMorgan Chase & Co.	2.525%	11/19/41	1,661	1,178
	JPMorgan Chase & Co.	5.400%	1/6/42	2,518	2,611
	JPMorgan Chase & Co.	3.157%	4/22/42	787	611
	JPMorgan Chase & Co.	5.625%	8/16/43	1,945	2,038
	JPMorgan Chase & Co.	4.850%	2/1/44	1,635	1,604
	JPMorgan Chase & Co.	4.950%	6/1/45	3,989	3,814
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	5,920	5,250
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,681	3,991
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	4,769	4,011
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	5,821	4,844
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	7,196	5,177
	JPMorgan Chase & Co.	3.328%	4/22/52	5,530	4,147
	Legg Mason Inc.	5.625%	1/15/44	1,165	1,194
	Lincoln National Corp.	6.300%	10/9/37	680	719
	Lincoln National Corp.	7.000%	6/15/40	515	579
	Lincoln National Corp.	4.350%	3/1/48	1,215	971
	Lincoln National Corp.	4.375%	6/15/50	840	670
	Lloyds Banking Group plc	5.300%	12/1/45	1,549	1,483
	Lloyds Banking Group plc	4.344%	1/9/48	3,617	2,908
	Loews Corp.	6.000%	2/1/35	425	463
	Loews Corp.	4.125%	5/15/43	920	815
	Manulife Financial Corp.	5.375%	3/4/46	1,534	1,561
	Markel Group Inc.	5.000%	4/5/46	1,215	1,103
	Markel Group Inc.	4.300%	11/1/47	622	507
	Markel Group Inc.	5.000%	5/20/49	960	890
	Markel Group Inc.	4.150%	9/17/50	1,210	984
	Markel Group Inc.	3.450%	5/7/52	590	422
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,370	1,334
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,094	982
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	411	359
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,409	3,297
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	435	293
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,350	1,560
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	530	555
	Mastercard Inc.	3.800%	11/21/46	1,480	1,297
	Mastercard Inc.	3.650%	6/1/49	2,177	1,842
	Mastercard Inc.	3.850%	3/26/50	3,427	3,002
	Mastercard Inc.	2.950%	3/15/51	2,176	1,615
	MetLife Inc.	6.375%	6/15/34	845	949
	MetLife Inc.	5.700%	6/15/35	1,869	2,010
[3]	MetLife Inc.	6.400%	12/15/36	1,445	1,490
[3]	MetLife Inc.	10.750%	8/1/39	825	1,115
	MetLife Inc.	5.875%	2/6/41	2,053	2,244
	MetLife Inc.	4.125%	8/13/42	1,124	998
	MetLife Inc.	4.875%	11/13/43	2,391	2,333
	MetLife Inc.	4.721%	12/15/44	1,500	1,410
	MetLife Inc.	4.050%	3/1/45	1,508	1,312
	MetLife Inc.	5.000%	7/15/52	3,380	3,360
	MetLife Inc.	5.250%	1/15/54	2,450	2,522
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	397	374
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,415	1,302
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,644	2,317
[3]	Morgan Stanley	3.971%	7/22/38	2,177	1,909
[3]	Morgan Stanley	4.457%	4/22/39	1,400	1,291
	Morgan Stanley	3.217%	4/22/42	4,464	3,447
	Morgan Stanley	6.375%	7/24/42	4,951	5,734
	Morgan Stanley	4.300%	1/27/45	5,599	5,057
	Morgan Stanley	4.375%	1/22/47	4,452	4,013
[3]	Morgan Stanley	5.597%	3/24/51	4,218	4,556
[3]	Morgan Stanley	2.802%	1/25/52	4,781	3,189
	Nasdaq Inc.	5.550%	2/15/34	2,203	2,293
	Nasdaq Inc.	2.500%	12/21/40	1,271	883
	Nasdaq Inc.	3.250%	4/28/50	1,277	903
	Nasdaq Inc.	3.950%	3/7/52	1,260	999
	Nasdaq Inc.	5.950%	8/15/53	1,500	1,615
	Nasdaq Inc.	6.100%	6/28/63	1,537	1,668
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	860	839
	Old Republic International Corp.	3.850%	6/11/51	1,250	917
	Principal Financial Group Inc.	4.625%	9/15/42	975	891
	Principal Financial Group Inc.	4.350%	5/15/43	577	510
	Principal Financial Group Inc.	4.300%	11/15/46	916	777
	Principal Financial Group Inc.	5.500%	3/15/53	950	959
	Progressive Corp.	4.350%	4/25/44	1,130	1,007
	Progressive Corp.	4.125%	4/15/47	2,913	2,571
	Progressive Corp.	4.200%	3/15/48	629	561
	Progressive Corp.	3.950%	3/26/50	895	759
[3]	Prudential Financial Inc.	5.700%	12/14/36	2,355	2,548

82

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Prudential Financial Inc.	6.625%	12/1/37	808	931
[3]	Prudential Financial Inc.	3.000%	3/10/40	846	658
[3]	Prudential Financial Inc.	6.625%	6/21/40	474	540
[3]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,127
[3]	Prudential Financial Inc.	4.600%	5/15/44	655	611
	Prudential Financial Inc.	3.905%	12/7/47	3,110	2,550
	Prudential Financial Inc.	3.935%	12/7/49	2,548	2,102
[3]	Prudential Financial Inc.	4.350%	2/25/50	1,652	1,466
[3]	Prudential Financial Inc.	3.700%	3/13/51	1,866	1,480
	Raymond James Financial Inc.	4.950%	7/15/46	1,810	1,691
	Raymond James Financial Inc.	3.750%	4/1/51	1,415	1,068
[3]	Regions Bank	6.450%	6/26/37	1,000	1,017
	Regions Financial Corp.	7.375%	12/10/37	610	693
	Selective Insurance Group Inc.	5.375%	3/1/49	580	561
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,317	911
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	3,890	4,334
	Transatlantic Holdings Inc.	8.000%	11/30/39	520	676
	Travelers Cos. Inc.	6.750%	6/20/36	1,676	1,975
[3]	Travelers Cos. Inc.	6.250%	6/15/37	2,180	2,474
	Travelers Cos. Inc.	5.350%	11/1/40	735	769
	Travelers Cos. Inc.	4.600%	8/1/43	938	896
	Travelers Cos. Inc.	4.300%	8/25/45	1,606	1,438
	Travelers Cos. Inc.	3.750%	5/15/46	1,047	865
	Travelers Cos. Inc.	4.000%	5/30/47	1,100	947
	Travelers Cos. Inc.	4.050%	3/7/48	606	530
	Travelers Cos. Inc.	4.100%	3/4/49	1,520	1,324
	Travelers Cos. Inc.	2.550%	4/27/50	1,748	1,156
	Travelers Cos. Inc.	3.050%	6/8/51	965	712
	Travelers Cos. Inc.	5.450%	5/25/53	1,483	1,604
	UBS Group AG	4.875%	5/15/45	3,858	3,675
	Unum Group	5.750%	8/15/42	640	624
	Unum Group	4.500%	12/15/49	1,125	891
	Unum Group	4.125%	6/15/51	1,300	972
	Visa Inc.	4.150%	12/14/35	3,152	3,091
	Visa Inc.	2.700%	4/15/40	1,264	977
	Visa Inc.	4.300%	12/14/45	8,361	7,799
	Visa Inc.	3.650%	9/15/47	830	700
	Visa Inc.	2.000%	8/15/50	2,950	1,826
	Voya Financial Inc.	5.700%	7/15/43	954	944
	Voya Financial Inc.	4.800%	6/15/46	700	609
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,347
	W R Berkley Corp.	3.550%	3/30/52	400	288
	W R Berkley Corp.	3.150%	9/30/61	745	470
	Wachovia Corp.	5.500%	8/1/35	1,328	1,345
[3]	Wells Fargo & Co.	5.950%	12/15/36	1,296	1,322
[3]	Wells Fargo & Co.	3.068%	4/30/41	9,341	7,062
	Wells Fargo & Co.	5.375%	11/2/43	2,866	2,790
	Wells Fargo & Co.	5.606%	1/15/44	5,172	5,160
[3]	Wells Fargo & Co.	4.650%	11/4/44	4,548	4,006
	Wells Fargo & Co.	3.900%	5/1/45	3,941	3,258
[3]	Wells Fargo & Co.	4.900%	11/17/45	5,487	5,005
[3]	Wells Fargo & Co.	4.400%	6/14/46	3,344	2,811
[3]	Wells Fargo & Co.	4.750%	12/7/46	4,079	3,603
[3]	Wells Fargo & Co.	5.013%	4/4/51	11,407	10,880
[3]	Wells Fargo & Co.	4.611%	4/25/53	4,365	3,945
[3]	Wells Fargo Bank NA	5.850%	2/1/37	2,761	2,900
[3]	Wells Fargo Bank NA	6.600%	1/15/38	1,944	2,166
	Western Union Co.	6.200%	11/17/36	1,050	1,089
	Westpac Banking Corp.	4.421%	7/24/39	1,689	1,473
	Westpac Banking Corp.	2.963%	11/16/40	2,320	1,600
	Willis North America Inc.	5.050%	9/15/48	1,123	1,043
	Willis North America Inc.	3.875%	9/15/49	1,501	1,161
	XL Group Ltd.	5.250%	12/15/43	1,050	1,013
					598,525
Health Care (7.3%)
	Abbott Laboratories	4.750%	11/30/36	2,470	2,531
	Abbott Laboratories	6.150%	11/30/37	1,143	1,315
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Abbott Laboratories	6.000%	4/1/39	2,111	2,433
	Abbott Laboratories	5.300%	5/27/40	1,218	1,322
	Abbott Laboratories	4.750%	4/15/43	1,190	1,208
	Abbott Laboratories	4.900%	11/30/46	5,635	5,778
	AbbVie Inc.	4.550%	3/15/35	3,653	3,586
	AbbVie Inc.	4.500%	5/14/35	5,267	5,151
	AbbVie Inc.	4.300%	5/14/36	2,262	2,169
	AbbVie Inc.	4.050%	11/21/39	6,730	6,086
	AbbVie Inc.	4.625%	10/1/42	1,430	1,356
	AbbVie Inc.	4.400%	11/6/42	6,783	6,299
	AbbVie Inc.	4.850%	6/15/44	2,415	2,353
	AbbVie Inc.	4.750%	3/15/45	3,152	3,031
	AbbVie Inc.	4.700%	5/14/45	4,481	4,277
	AbbVie Inc.	4.450%	5/14/46	1,254	1,153
	AbbVie Inc.	4.875%	11/14/48	2,577	2,520
	AbbVie Inc.	4.250%	11/21/49	12,133	10,828
	Adventist Health System	3.630%	3/1/49	850	629
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	737
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,210	925
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	828	590
	Aetna Inc.	6.625%	6/15/36	1,400	1,568
	Aetna Inc.	6.750%	12/15/37	929	1,044
	Aetna Inc.	4.500%	5/15/42	1,383	1,220
	Aetna Inc.	4.125%	11/15/42	1,395	1,160
	Aetna Inc.	4.750%	3/15/44	828	745
	Aetna Inc.	3.875%	8/15/47	1,602	1,255
	AHS Hospital Corp.	5.024%	7/1/45	875	854
[3]	AHS Hospital Corp.	2.780%	7/1/51	1,050	694
[3]	Allina Health System	3.887%	4/15/49	1,235	1,026
	Amgen Inc.	6.400%	2/1/39	790	880
	Amgen Inc.	3.150%	2/21/40	4,824	3,758
	Amgen Inc.	2.800%	8/15/41	1,020	743
	Amgen Inc.	4.950%	10/1/41	1,596	1,532
	Amgen Inc.	5.150%	11/15/41	2,146	2,112
	Amgen Inc.	5.650%	6/15/42	1,040	1,079
	Amgen Inc.	5.600%	3/2/43	5,125	5,300
	Amgen Inc.	4.400%	5/1/45	4,535	4,031
	Amgen Inc.	4.563%	6/15/48	2,817	2,543
	Amgen Inc.	3.375%	2/21/50	4,362	3,256
	Amgen Inc.	4.663%	6/15/51	7,178	6,542
	Amgen Inc.	3.000%	1/15/52	2,155	1,509
	Amgen Inc.	4.200%	2/22/52	1,908	1,614
	Amgen Inc.	4.875%	3/1/53	1,695	1,587
	Amgen Inc.	5.650%	3/2/53	8,540	9,003
	Amgen Inc.	2.770%	9/1/53	1,797	1,156
	Amgen Inc.	4.400%	2/22/62	2,597	2,196
	Amgen Inc.	5.750%	3/2/63	6,171	6,491
[3]	Ascension Health	3.106%	11/15/39	1,545	1,215
	Ascension Health	3.945%	11/15/46	2,372	2,043
[3]	Ascension Health	4.847%	11/15/53	962	931
	AstraZeneca plc	6.450%	9/15/37	7,371	8,618
	AstraZeneca plc	4.000%	9/18/42	1,811	1,645
	AstraZeneca plc	4.375%	11/16/45	2,572	2,420
	AstraZeneca plc	2.125%	8/6/50	384	246
	AstraZeneca plc	3.000%	5/28/51	2,075	1,551
	Banner Health	2.907%	1/1/42	825	609
	Banner Health	2.913%	1/1/51	666	456
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	550	332
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,216	900
	Baxalta Inc.	5.250%	6/23/45	2,160	2,157
	Baxter International Inc.	3.500%	8/15/46	978	719
	Baxter International Inc.	3.132%	12/1/51	1,597	1,101
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	975
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	980
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	1,295	893

83

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Becton Dickinson & Co.	4.685%	12/15/44	2,162	2,025
	Becton Dickinson & Co.	4.669%	6/6/47	2,881	2,687
	Becton Dickinson & Co.	3.794%	5/20/50	1,234	1,007
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	549
	Biogen Inc.	3.150%	5/1/50	4,040	2,834
	Biogen Inc.	3.250%	2/15/51	1,306	934
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	574
	Boston Scientific Corp.	6.500%	11/15/35	555	627
	Boston Scientific Corp.	4.550%	3/1/39	1,255	1,199
	Boston Scientific Corp.	7.375%	1/15/40	439	531
	Boston Scientific Corp.	4.700%	3/1/49	1,320	1,271
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,356	2,125
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,943	1,590
	Bristol-Myers Squibb Co.	3.250%	8/1/42	849	658
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,186	2,043
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,784	2,452
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,783	2,533
	Bristol-Myers Squibb Co.	4.250%	10/26/49	8,001	6,943
	Bristol-Myers Squibb Co.	2.550%	11/13/50	4,177	2,647
	Bristol-Myers Squibb Co.	3.700%	3/15/52	4,947	3,887
	Bristol-Myers Squibb Co.	6.250%	11/15/53	2,525	2,893
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,375	1,852
	Bristol-Myers Squibb Co.	6.400%	11/15/63	2,485	2,887
	Cardinal Health Inc.	4.600%	3/15/43	1,250	1,113
	Cardinal Health Inc.	4.500%	11/15/44	572	498
	Cardinal Health Inc.	4.900%	9/15/45	1,318	1,208
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	800	559
	Cencora Inc.	4.250%	3/1/45	1,139	1,008
	Cencora Inc.	4.300%	12/15/47	1,111	996
	Children's Health System of Texas	2.511%	8/15/50	1,175	734
[3]	Children's Hospital	2.928%	7/15/50	850	552
[3]	Children's Hospital Corp.	4.115%	1/1/47	619	545
[3]	Children's Hospital Corp.	2.585%	2/1/50	393	258
	Children's Hospital Medical Center	4.268%	5/15/44	750	687
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	697
	Cigna Group	4.800%	8/15/38	4,392	4,254
	Cigna Group	3.200%	3/15/40	1,658	1,297
[3]	Cigna Group	6.125%	11/15/41	366	401
[3]	Cigna Group	4.800%	7/15/46	2,105	1,980
[3]	Cigna Group	3.875%	10/15/47	1,935	1,575
	Cigna Group	4.900%	12/15/48	5,957	5,671
	Cigna Group	3.400%	3/15/50	2,715	2,008
	Cigna Group	3.400%	3/15/51	2,875	2,128
[3]	City of Hope	5.623%	11/15/43	925	926
[3]	City of Hope	4.378%	8/15/48	645	546
	Cleveland Clinic Foundation	4.858%	1/1/14	790	743
[3]	CommonSpirit Health	4.350%	11/1/42	2,267	1,968
	CommonSpirit Health	3.817%	10/1/49	815	644
	CommonSpirit Health	4.187%	10/1/49	1,067	900
	CommonSpirit Health	3.910%	10/1/50	1,060	835
[3]	Community Health Network Inc.	3.099%	5/1/50	900	602
[3]	Corewell Health Obligated Group	3.487%	7/15/49	775	600
[3]	Cottage Health Obligated Group	3.304%	11/1/49	1,265	943
	CVS Health Corp.	4.875%	7/20/35	1,398	1,374
	CVS Health Corp.	4.780%	3/25/38	9,838	9,300
	CVS Health Corp.	6.125%	9/15/39	1,385	1,471
	CVS Health Corp.	4.125%	4/1/40	2,157	1,855
	CVS Health Corp.	2.700%	8/21/40	2,150	1,536
	CVS Health Corp.	5.300%	12/5/43	2,390	2,316
	CVS Health Corp.	5.125%	7/20/45	5,901	5,593
	CVS Health Corp.	5.050%	3/25/48	16,225	15,225
	CVS Health Corp.	4.250%	4/1/50	1,522	1,273
	CVS Health Corp.	5.625%	2/21/53	2,740	2,781
	CVS Health Corp.	5.875%	6/1/53	2,358	2,484
	CVS Health Corp.	6.000%	6/1/63	1,300	1,385
	Danaher Corp.	4.375%	9/15/45	1,882	1,749
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Danaher Corp.	2.600%	10/1/50	805	539
	Danaher Corp.	2.800%	12/10/51	1,250	868
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	375	296
	DH Europe Finance II Sarl	3.250%	11/15/39	502	417
	DH Europe Finance II Sarl	3.400%	11/15/49	2,055	1,626
	Dignity Health	4.500%	11/1/42	1,400	1,234
	Dignity Health	5.267%	11/1/64	430	403
[3]	Duke University Health System Inc.	3.920%	6/1/47	1,380	1,176
	Elevance Health Inc.	5.850%	1/15/36	822	879
	Elevance Health Inc.	6.375%	6/15/37	1,256	1,394
	Elevance Health Inc.	4.625%	5/15/42	1,406	1,312
	Elevance Health Inc.	4.650%	1/15/43	1,969	1,826
	Elevance Health Inc.	5.100%	1/15/44	1,644	1,612
	Elevance Health Inc.	4.650%	8/15/44	2,267	2,104
	Elevance Health Inc.	4.375%	12/1/47	3,226	2,885
	Elevance Health Inc.	4.550%	3/1/48	928	847
	Elevance Health Inc.	3.700%	9/15/49	790	628
	Elevance Health Inc.	3.125%	5/15/50	2,330	1,685
	Elevance Health Inc.	3.600%	3/15/51	1,690	1,327
	Elevance Health Inc.	4.550%	5/15/52	1,645	1,504
	Elevance Health Inc.	6.100%	10/15/52	1,345	1,529
	Elevance Health Inc.	5.125%	2/15/53	2,050	2,056
	Elevance Health Inc.	4.850%	8/15/54	500	446
	Eli Lilly & Co.	3.950%	3/15/49	1,250	1,113
	Eli Lilly & Co.	2.250%	5/15/50	3,590	2,327
	Eli Lilly & Co.	4.875%	2/27/53	3,035	3,149
	Eli Lilly & Co.	4.150%	3/15/59	1,490	1,367
	Eli Lilly & Co.	2.500%	9/15/60	2,165	1,365
	Eli Lilly & Co.	4.950%	2/27/63	2,005	2,082
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	775	591
	GE HealthCare Technologies Inc.	6.377%	11/22/52	2,057	2,391
	Gilead Sciences Inc.	4.600%	9/1/35	1,906	1,886
	Gilead Sciences Inc.	4.000%	9/1/36	2,616	2,408
	Gilead Sciences Inc.	2.600%	10/1/40	3,475	2,560
	Gilead Sciences Inc.	5.650%	12/1/41	1,096	1,170
	Gilead Sciences Inc.	4.800%	4/1/44	3,184	3,077
	Gilead Sciences Inc.	4.500%	2/1/45	3,195	2,956
	Gilead Sciences Inc.	4.750%	3/1/46	4,097	3,909
	Gilead Sciences Inc.	4.150%	3/1/47	1,630	1,422
	Gilead Sciences Inc.	2.800%	10/1/50	4,133	2,860
	Gilead Sciences Inc.	5.550%	10/15/53	2,180	2,365
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,776	6,717
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,042	973
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,415	1,008
	Hackensack Meridian Health Inc.	4.211%	7/1/48	525	464
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,275	875
	Hackensack Meridian Health Inc.	4.500%	7/1/57	365	330
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	900	654
	HCA Inc.	5.125%	6/15/39	1,933	1,843
	HCA Inc.	4.375%	3/15/42	1,000	847
	HCA Inc.	5.500%	6/15/47	3,605	3,471
	HCA Inc.	5.250%	6/15/49	4,026	3,747
	HCA Inc.	3.500%	7/15/51	3,007	2,118
	HCA Inc.	4.625%	3/15/52	3,955	3,375
	HCA Inc.	5.900%	6/1/53	1,942	1,994
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	1,100	909
	Humana Inc.	5.950%	3/15/34	1,700	1,820
	Humana Inc.	4.625%	12/1/42	634	580
	Humana Inc.	4.950%	10/1/44	1,851	1,757
	Humana Inc.	4.800%	3/15/47	500	465
	Humana Inc.	3.950%	8/15/49	1,000	825
	Humana Inc.	5.500%	3/15/53	1,475	1,529
	IHC Health Services Inc.	4.131%	5/15/48	1,300	1,177
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	620	533

84

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	514
	Inova Health System Foundation	4.068%	5/15/52	595	519
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	535	411
[3]	Iowa Health System	3.665%	2/15/50	900	682
	Johns Hopkins Health System Corp.	3.837%	5/15/46	498	423
	Johnson & Johnson	3.550%	3/1/36	2,731	2,526
	Johnson & Johnson	3.625%	3/3/37	2,637	2,433
	Johnson & Johnson	5.950%	8/15/37	2,340	2,699
	Johnson & Johnson	3.400%	1/15/38	1,830	1,621
	Johnson & Johnson	5.850%	7/15/38	935	1,070
	Johnson & Johnson	2.100%	9/1/40	2,860	2,038
	Johnson & Johnson	4.500%	9/1/40	1,338	1,335
	Johnson & Johnson	4.850%	5/15/41	1,305	1,356
	Johnson & Johnson	4.500%	12/5/43	1,117	1,117
	Johnson & Johnson	3.700%	3/1/46	4,017	3,513
	Johnson & Johnson	3.750%	3/3/47	2,196	1,936
	Johnson & Johnson	3.500%	1/15/48	1,042	877
	Johnson & Johnson	2.250%	9/1/50	2,270	1,500
	Johnson & Johnson	2.450%	9/1/60	1,390	893
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,347	1,763
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,901	1,856
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,098	2,739
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,231	1,678
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	3,052	2,178
	Koninklijke Philips NV	6.875%	3/11/38	1,340	1,496
	Koninklijke Philips NV	5.000%	3/15/42	1,075	987
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,129	1,963
[3]	Mass General Brigham Inc.	3.765%	7/1/48	351	291
[3]	Mass General Brigham Inc.	3.192%	7/1/49	696	512
[3]	Mass General Brigham Inc.	3.342%	7/1/60	1,415	1,012
[3]	Mayo Clinic	3.774%	11/15/43	740	635
[3]	Mayo Clinic	4.128%	11/15/52	835	744
[3]	Mayo Clinic	3.196%	11/15/61	1,450	1,018
[3]	McLaren Health Care Corp.	4.386%	5/15/48	950	821
[3]	MedStar Health Inc.	3.626%	8/15/49	972	740
	Medtronic Inc.	4.375%	3/15/35	5,029	4,912
	Medtronic Inc.	4.625%	3/15/45	4,551	4,432
	Memorial Health Services	3.447%	11/1/49	835	633
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	970	965
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	550	390
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,120	981
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,053	925
	Merck & Co. Inc.	3.900%	3/7/39	1,652	1,503
	Merck & Co. Inc.	2.350%	6/24/40	1,735	1,261
	Merck & Co. Inc.	3.600%	9/15/42	2,222	1,886
	Merck & Co. Inc.	4.150%	5/18/43	2,494	2,295
	Merck & Co. Inc.	4.900%	5/17/44	1,580	1,599
	Merck & Co. Inc.	3.700%	2/10/45	3,489	2,968
	Merck & Co. Inc.	4.000%	3/7/49	3,157	2,789
	Merck & Co. Inc.	2.450%	6/24/50	3,596	2,375
	Merck & Co. Inc.	2.750%	12/10/51	2,810	1,936
	Merck & Co. Inc.	5.000%	5/17/53	3,755	3,866
	Merck & Co. Inc.	2.900%	12/10/61	3,190	2,137
	Merck & Co. Inc.	5.150%	5/17/63	2,097	2,193
[3]	Methodist Hospital	2.705%	12/1/50	1,078	720
[3]	Montefiore Obligated Group	5.246%	11/1/48	889	645
	Montefiore Obligated Group	4.287%	9/1/50	735	453
[3]	Mount Sinai Hospital	3.981%	7/1/48	948	781
[3]	Mount Sinai Hospital	3.737%	7/1/49	1,095	843
[3]	Mount Sinai Hospital	3.391%	7/1/50	602	422
	MultiCare Health System	2.803%	8/15/50	775	476
	Mylan Inc.	5.400%	11/29/43	1,536	1,334
	Mylan Inc.	5.200%	4/15/48	1,440	1,194
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	MyMichigan Health	3.409%	6/1/50	756	545
	New York & Presbyterian Hospital	2.256%	8/1/40	925	638
	New York & Presbyterian Hospital	4.024%	8/1/45	1,445	1,245
	New York & Presbyterian Hospital	4.063%	8/1/56	701	593
	New York & Presbyterian Hospital	2.606%	8/1/60	600	357
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	1,080	797
	Northwell Healthcare Inc.	3.979%	11/1/46	1,200	966
	Northwell Healthcare Inc.	4.260%	11/1/47	1,814	1,537
	Northwell Healthcare Inc.	3.809%	11/1/49	775	590
	Novant Health Inc.	2.637%	11/1/36	330	254
	Novant Health Inc.	3.168%	11/1/51	1,044	732
	Novant Health Inc.	3.318%	11/1/61	825	556
	Novartis Capital Corp.	3.700%	9/21/42	1,025	892
	Novartis Capital Corp.	4.400%	5/6/44	4,168	3,999
	Novartis Capital Corp.	4.000%	11/20/45	2,633	2,373
	Novartis Capital Corp.	2.750%	8/14/50	2,805	2,027
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,010	630
[3]	NYU Langone Hospitals	5.750%	7/1/43	771	816
	NYU Langone Hospitals	4.784%	7/1/44	888	835
[3]	NYU Langone Hospitals	4.368%	7/1/47	1,095	978
[3]	NYU Langone Hospitals	3.380%	7/1/55	510	361
	OhioHealth Corp.	2.834%	11/15/41	675	500
[3]	OhioHealth Corp.	3.042%	11/15/50	1,040	766
	Orlando Health Obligated Group	4.089%	10/1/48	545	459
	Orlando Health Obligated Group	3.327%	10/1/50	630	468
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	1,675	1,464
	Pfizer Inc.	4.000%	12/15/36	3,943	3,720
	Pfizer Inc.	4.100%	9/15/38	1,341	1,234
	Pfizer Inc.	3.900%	3/15/39	3,014	2,672
	Pfizer Inc.	7.200%	3/15/39	3,948	4,897
	Pfizer Inc.	2.550%	5/28/40	2,465	1,808
	Pfizer Inc.	5.600%	9/15/40	150	159
	Pfizer Inc.	4.300%	6/15/43	1,867	1,716
	Pfizer Inc.	4.400%	5/15/44	1,840	1,740
	Pfizer Inc.	4.125%	12/15/46	2,742	2,440
	Pfizer Inc.	4.200%	9/15/48	966	874
	Pfizer Inc.	4.000%	3/15/49	1,350	1,182
	Pfizer Inc.	2.700%	5/28/50	2,540	1,769
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	6,430	6,416
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	12,591	12,877
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	8,417	8,511
	Piedmont Healthcare Inc.	2.864%	1/1/52	1,010	673
	Presbyterian Healthcare Services	4.875%	8/1/52	700	692
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,200	1,223
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,470	1,129
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	425	260
	Quest Diagnostics Inc.	4.700%	3/30/45	554	505
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	295
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	912	603
	Revvity Inc.	3.625%	3/15/51	605	436
	Royalty Pharma plc	3.300%	9/2/40	2,945	2,220
	Royalty Pharma plc	3.550%	9/2/50	1,919	1,366
	RWJ Barnabas Health Inc.	3.949%	7/1/46	885	731
	RWJ Barnabas Health Inc.	3.477%	7/1/49	537	417
[3]	Sharp HealthCare	2.680%	8/1/50	875	570
[3]	Stanford Health Care	3.795%	11/15/48	774	644
	Stanford Health Care	3.027%	8/15/51	735	515
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,305	1,012
	Stryker Corp.	4.100%	4/1/43	720	634
	Stryker Corp.	4.375%	5/15/44	785	719
	Stryker Corp.	4.625%	3/15/46	1,540	1,488
	Stryker Corp.	2.900%	6/15/50	619	449
	Summa Health	3.511%	11/15/51	350	250

85

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sutter Health	3.161%	8/15/40	750	583
[3]	Sutter Health	4.091%	8/15/48	1,060	921
[3]	Sutter Health	3.361%	8/15/50	1,275	946
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	3,718	2,862
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,536	2,531
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,151	1,510
	Texas Health Resources	2.328%	11/15/50	825	500
[3]	Texas Health Resources	4.330%	11/15/55	640	577
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	1,000	1,049
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,836	2,153
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	993	1,033
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	3,157	2,819
	Toledo Hospital	5.750%	11/15/38	700	699
[3]	Trinity Health Corp.	2.632%	12/1/40	650	472
	Trinity Health Corp.	4.125%	12/1/45	880	767
[3]	Trinity Health Corp.	3.434%	12/1/48	1,155	910
	UnitedHealth Group Inc.	4.625%	7/15/35	2,326	2,340
	UnitedHealth Group Inc.	5.800%	3/15/36	1,034	1,131
	UnitedHealth Group Inc.	6.500%	6/15/37	2,715	3,188
	UnitedHealth Group Inc.	6.625%	11/15/37	1,970	2,314
	UnitedHealth Group Inc.	6.875%	2/15/38	2,879	3,480
	UnitedHealth Group Inc.	3.500%	8/15/39	1,414	1,202
	UnitedHealth Group Inc.	2.750%	5/15/40	1,043	791
	UnitedHealth Group Inc.	5.700%	10/15/40	551	593
	UnitedHealth Group Inc.	5.950%	2/15/41	890	978
	UnitedHealth Group Inc.	3.050%	5/15/41	2,660	2,082
	UnitedHealth Group Inc.	4.375%	3/15/42	942	873
	UnitedHealth Group Inc.	3.950%	10/15/42	598	524
	UnitedHealth Group Inc.	4.250%	3/15/43	2,705	2,502
	UnitedHealth Group Inc.	4.750%	7/15/45	2,591	2,515
	UnitedHealth Group Inc.	4.200%	1/15/47	2,632	2,340
	UnitedHealth Group Inc.	4.250%	4/15/47	2,023	1,807
	UnitedHealth Group Inc.	3.750%	10/15/47	1,505	1,241
	UnitedHealth Group Inc.	4.250%	6/15/48	2,334	2,088
	UnitedHealth Group Inc.	4.450%	12/15/48	932	855
	UnitedHealth Group Inc.	3.700%	8/15/49	2,393	1,950
	UnitedHealth Group Inc.	2.900%	5/15/50	2,675	1,877
	UnitedHealth Group Inc.	3.250%	5/15/51	4,120	3,131
	UnitedHealth Group Inc.	4.750%	5/15/52	4,130	3,972
	UnitedHealth Group Inc.	5.875%	2/15/53	4,420	5,005
	UnitedHealth Group Inc.	5.050%	4/15/53	3,258	3,296
	UnitedHealth Group Inc.	3.875%	8/15/59	3,698	3,019
	UnitedHealth Group Inc.	3.125%	5/15/60	825	587
	UnitedHealth Group Inc.	4.950%	5/15/62	2,390	2,350
	UnitedHealth Group Inc.	6.050%	2/15/63	2,795	3,232
	UnitedHealth Group Inc.	5.200%	4/15/63	3,745	3,828
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,090	1,743
	Viatris Inc.	3.850%	6/22/40	2,315	1,726
	Viatris Inc.	4.000%	6/22/50	2,586	1,820
[3]	WakeMed	3.286%	10/1/52	538	388
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	791	522
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	1,455	931
	Wyeth LLC	6.500%	2/1/34	1,606	1,814
	Wyeth LLC	6.000%	2/15/36	1,915	2,115
	Wyeth LLC	5.950%	4/1/37	2,156	2,365
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	925	561
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	635	644
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	795	705
	Zoetis Inc.	4.700%	2/1/43	2,721	2,601
	Zoetis Inc.	3.950%	9/12/47	500	425
	Zoetis Inc.	4.450%	8/20/48	844	769
	Zoetis Inc.	3.000%	5/15/50	915	665
					690,785
Industrials (4.1%)
[3]	3M Co.	5.700%	3/15/37	690	750
[3]	3M Co.	3.875%	6/15/44	380	311
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	3M Co.	3.125%	9/19/46	1,230	900
[3]	3M Co.	3.625%	10/15/47	1,455	1,113
[3]	3M Co.	4.000%	9/14/48	1,265	1,083
	3M Co.	3.250%	8/26/49	2,088	1,519
	3M Co.	3.700%	4/15/50	613	486
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,183	985
	Boeing Co.	3.600%	5/1/34	825	730
	Boeing Co.	3.250%	2/1/35	908	767
	Boeing Co.	6.625%	2/15/38	663	739
	Boeing Co.	3.550%	3/1/38	804	654
	Boeing Co.	3.500%	3/1/39	784	624
	Boeing Co.	6.875%	3/15/39	963	1,101
	Boeing Co.	5.875%	2/15/40	1,066	1,107
	Boeing Co.	5.705%	5/1/40	6,335	6,566
	Boeing Co.	3.375%	6/15/46	1,257	924
	Boeing Co.	3.650%	3/1/47	801	591
	Boeing Co.	3.625%	3/1/48	1,013	749
	Boeing Co.	3.850%	11/1/48	996	773
	Boeing Co.	3.900%	5/1/49	2,615	2,067
	Boeing Co.	3.750%	2/1/50	1,910	1,488
	Boeing Co.	5.805%	5/1/50	11,457	11,883
	Boeing Co.	3.825%	3/1/59	769	571
	Boeing Co.	3.950%	8/1/59	1,431	1,099
	Boeing Co.	5.930%	5/1/60	7,154	7,427
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	739	830
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	950	1,067
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,812	1,977
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	951	953
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	995	1,044
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	851	848
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,103	1,020
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,654	1,527
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,483	1,378
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,642	1,683
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,915	1,893
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,140	1,997
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,969	2,639
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	889	854
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,311	1,961
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,040	2,669
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,225	1,931
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,386	1,117
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,908	1,384
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,896	1,442
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,975	1,381
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	2,378	2,481
	Canadian National Railway Co.	6.200%	6/1/36	1,792	2,016
	Canadian National Railway Co.	6.375%	11/15/37	1,314	1,491
	Canadian National Railway Co.	3.200%	8/2/46	417	322
	Canadian National Railway Co.	3.650%	2/3/48	282	235
	Canadian National Railway Co.	2.450%	5/1/50	910	597
	Canadian National Railway Co.	4.400%	8/5/52	2,225	2,091
	Canadian Pacific Railway Co.	4.800%	9/15/35	1,247	1,221
	Canadian Pacific Railway Co.	5.950%	5/15/37	945	1,009
	Canadian Pacific Railway Co.	3.000%	12/2/41	2,220	1,980
	Canadian Pacific Railway Co.	4.300%	5/15/43	1,065	930
	Canadian Pacific Railway Co.	4.800%	8/1/45	1,073	1,011
	Canadian Pacific Railway Co.	4.950%	8/15/45	1,047	995
	Canadian Pacific Railway Co.	4.700%	5/1/48	678	617
	Canadian Pacific Railway Co.	3.500%	5/1/50	1,330	1,020
	Canadian Pacific Railway Co.	3.100%	12/2/51	4,600	3,329
	Canadian Pacific Railway Co.	4.200%	11/15/69	926	769
	Canadian Pacific Railway Co.	6.125%	9/15/15	1,340	1,496
[5]	Carrier Global Corp.	5.900%	3/15/34	2,160	2,338
	Carrier Global Corp.	3.377%	4/5/40	3,455	2,783
	Carrier Global Corp.	3.577%	4/5/50	4,390	3,441

86

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Carrier Global Corp.	6.200%	3/15/54	2,115	2,452
	Caterpillar Inc.	5.300%	9/15/35	975	1,055
	Caterpillar Inc.	6.050%	8/15/36	635	716
	Caterpillar Inc.	5.200%	5/27/41	1,532	1,620
	Caterpillar Inc.	3.803%	8/15/42	3,579	3,147
	Caterpillar Inc.	3.250%	9/19/49	2,262	1,791
	Caterpillar Inc.	3.250%	4/9/50	2,700	2,140
	Caterpillar Inc.	4.750%	5/15/64	1,041	1,010
	CSX Corp.	6.000%	10/1/36	780	857
	CSX Corp.	6.150%	5/1/37	1,430	1,598
	CSX Corp.	6.220%	4/30/40	1,419	1,597
	CSX Corp.	5.500%	4/15/41	1,169	1,220
	CSX Corp.	4.750%	5/30/42	1,296	1,239
	CSX Corp.	4.100%	3/15/44	2,195	1,921
	CSX Corp.	3.800%	11/1/46	1,568	1,303
	CSX Corp.	4.300%	3/1/48	1,674	1,491
	CSX Corp.	4.750%	11/15/48	1,433	1,365
	CSX Corp.	4.500%	3/15/49	781	713
	CSX Corp.	3.350%	9/15/49	1,540	1,165
	CSX Corp.	3.800%	4/15/50	974	795
	CSX Corp.	3.950%	5/1/50	1,325	1,114
	CSX Corp.	2.500%	5/15/51	1,003	649
	CSX Corp.	4.500%	11/15/52	1,857	1,728
	CSX Corp.	4.500%	8/1/54	495	458
	CSX Corp.	4.250%	11/1/66	1,220	1,043
	CSX Corp.	4.650%	3/1/68	1,029	946
	Cummins Inc.	4.875%	10/1/43	1,128	1,109
	Cummins Inc.	2.600%	9/1/50	1,090	723
	Deere & Co.	3.900%	6/9/42	3,327	2,995
	Deere & Co.	2.875%	9/7/49	1,564	1,172
	Deere & Co.	3.750%	4/15/50	1,726	1,513
	Dover Corp.	5.375%	10/15/35	617	643
	Dover Corp.	5.375%	3/1/41	663	667
	Eaton Corp.	4.150%	11/2/42	2,458	2,261
	Eaton Corp.	3.915%	9/15/47	783	681
	Eaton Corp.	4.700%	8/23/52	2,632	2,593
	Emerson Electric Co.	2.800%	12/21/51	3,989	2,747
	FedEx Corp.	4.900%	1/15/34	565	573
	FedEx Corp.	3.900%	2/1/35	935	855
	FedEx Corp.	3.250%	5/15/41	1,595	1,235
	FedEx Corp.	3.875%	8/1/42	1,100	916
	FedEx Corp.	4.100%	4/15/43	975	828
	FedEx Corp.	5.100%	1/15/44	2,523	2,437
	FedEx Corp.	4.100%	2/1/45	1,031	870
	FedEx Corp.	4.750%	11/15/45	1,508	1,390
	FedEx Corp.	4.550%	4/1/46	1,142	1,023
	FedEx Corp.	4.400%	1/15/47	1,554	1,355
	FedEx Corp.	4.050%	2/15/48	1,827	1,523
	FedEx Corp.	4.950%	10/17/48	2,392	2,270
	FedEx Corp.	5.250%	5/15/50	3,015	3,009
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	253	212
	Fortive Corp.	4.300%	6/15/46	1,381	1,176
	General Dynamics Corp.	4.250%	4/1/40	1,734	1,620
	General Dynamics Corp.	3.600%	11/15/42	1,195	1,007
	General Dynamics Corp.	4.250%	4/1/50	1,767	1,641
[3]	General Electric Co.	5.875%	1/14/38	1,991	2,192
	Honeywell International Inc.	4.500%	1/15/34	1,500	1,509
	Honeywell International Inc.	5.700%	3/15/36	1,160	1,273
	Honeywell International Inc.	5.700%	3/15/37	1,360	1,490
	Honeywell International Inc.	5.375%	3/1/41	945	1,011
	Honeywell International Inc.	3.812%	11/21/47	1,030	884
	Illinois Tool Works Inc.	4.875%	9/15/41	1,373	1,388
	Illinois Tool Works Inc.	3.900%	9/1/42	1,768	1,583
	Jacobs Engineering Group Inc.	5.900%	3/1/33	329	336
[3]	Johnson Controls International plc	6.000%	1/15/36	1,159	1,240
[3]	Johnson Controls International plc	4.625%	7/2/44	1,116	1,006
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Johnson Controls International plc	5.125%	9/14/45	240	231
	Johnson Controls International plc	4.500%	2/15/47	839	752
[3]	Johnson Controls International plc	4.950%	7/2/64	935	855
	L3Harris Technologies Inc.	5.054%	4/27/45	730	722
	L3Harris Technologies Inc.	5.600%	7/31/53	2,000	2,136
	Lockheed Martin Corp.	4.750%	2/15/34	461	469
	Lockheed Martin Corp.	3.600%	3/1/35	1,178	1,078
	Lockheed Martin Corp.	4.500%	5/15/36	2,040	2,020
[3]	Lockheed Martin Corp.	6.150%	9/1/36	250	283
	Lockheed Martin Corp.	5.720%	6/1/40	1,664	1,814
	Lockheed Martin Corp.	4.070%	12/15/42	2,034	1,839
	Lockheed Martin Corp.	3.800%	3/1/45	2,235	1,926
	Lockheed Martin Corp.	4.700%	5/15/46	2,092	2,050
	Lockheed Martin Corp.	4.090%	9/15/52	3,168	2,815
	Lockheed Martin Corp.	4.150%	6/15/53	3,312	2,969
	Lockheed Martin Corp.	5.700%	11/15/54	1,692	1,907
	Lockheed Martin Corp.	5.200%	2/15/55	1,120	1,179
	Lockheed Martin Corp.	4.300%	6/15/62	1,061	955
	Lockheed Martin Corp.	5.900%	11/15/63	1,760	2,056
	Norfolk Southern Corp.	5.550%	3/15/34	1,500	1,587
	Norfolk Southern Corp.	4.837%	10/1/41	1,456	1,407
	Norfolk Southern Corp.	3.950%	10/1/42	793	677
	Norfolk Southern Corp.	4.450%	6/15/45	1,307	1,172
	Norfolk Southern Corp.	4.650%	1/15/46	916	845
	Norfolk Southern Corp.	3.942%	11/1/47	1,398	1,167
	Norfolk Southern Corp.	4.150%	2/28/48	1,013	874
	Norfolk Southern Corp.	4.100%	5/15/49	975	830
	Norfolk Southern Corp.	3.400%	11/1/49	1,775	1,342
	Norfolk Southern Corp.	3.050%	5/15/50	965	687
	Norfolk Southern Corp.	4.050%	8/15/52	1,266	1,069
	Norfolk Southern Corp.	3.700%	3/15/53	1,260	998
	Norfolk Southern Corp.	4.550%	6/1/53	2,600	2,379
	Norfolk Southern Corp.	5.350%	8/1/54	2,500	2,602
	Norfolk Southern Corp.	3.155%	5/15/55	1,475	1,038
	Norfolk Southern Corp.	5.950%	3/15/64	1,265	1,410
	Norfolk Southern Corp.	4.100%	5/15/21	1,150	871
	Northrop Grumman Corp.	5.150%	5/1/40	1,112	1,129
	Northrop Grumman Corp.	5.050%	11/15/40	1,002	1,000
	Northrop Grumman Corp.	4.750%	6/1/43	3,177	3,042
	Northrop Grumman Corp.	3.850%	4/15/45	1,007	845
	Northrop Grumman Corp.	4.030%	10/15/47	2,467	2,120
	Northrop Grumman Corp.	5.250%	5/1/50	2,140	2,204
	Northrop Grumman Corp.	4.950%	3/15/53	2,132	2,115
	Otis Worldwide Corp.	3.112%	2/15/40	2,131	1,708
	Otis Worldwide Corp.	3.362%	2/15/50	3,043	2,360
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	1,584	1,520
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	385	428
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	1,230	1,120
	Parker-Hannifin Corp.	4.100%	3/1/47	1,053	913
	Parker-Hannifin Corp.	4.000%	6/14/49	2,706	2,359
	Precision Castparts Corp.	3.900%	1/15/43	1,010	878
	Precision Castparts Corp.	4.375%	6/15/45	653	593
	Republic Services Inc.	5.000%	4/1/34	1,840	1,884
	Republic Services Inc.	6.200%	3/1/40	862	967
	Republic Services Inc.	5.700%	5/15/41	955	1,030
	Republic Services Inc.	3.050%	3/1/50	725	534
	Rockwell Automation Inc.	4.200%	3/1/49	1,235	1,112
	Rockwell Automation Inc.	2.800%	8/15/61	884	574
	RTX Corp.	6.100%	3/15/34	2,403	2,606
	RTX Corp.	6.125%	7/15/38	2,393	2,608
	RTX Corp.	4.450%	11/16/38	1,992	1,835
	RTX Corp.	4.875%	10/15/40	1,135	1,083
	RTX Corp.	4.700%	12/15/41	927	858
	RTX Corp.	4.500%	6/1/42	8,777	7,998
	RTX Corp.	4.800%	12/15/43	2,260	2,102
	RTX Corp.	4.150%	5/15/45	2,192	1,870
	RTX Corp.	3.750%	11/1/46	2,108	1,677

87

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.350%	4/15/47	2,531	2,214
	RTX Corp.	4.050%	5/4/47	875	730
	RTX Corp.	4.625%	11/16/48	3,441	3,149
	RTX Corp.	3.125%	7/1/50	2,076	1,467
	RTX Corp.	2.820%	9/1/51	1,125	743
	RTX Corp.	3.030%	3/15/52	435	300
	RTX Corp.	5.375%	2/27/53	2,755	2,806
	RTX Corp.	6.400%	3/15/54	2,969	3,441
	Ryder System Inc.	6.600%	12/1/33	800	889
	Trane Technologies Financing Ltd.	4.650%	11/1/44	340	316
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	924	994
	Tyco Electronics Group SA	7.125%	10/1/37	675	795
	Union Pacific Corp.	3.375%	2/1/35	1,382	1,220
	Union Pacific Corp.	2.891%	4/6/36	1,802	1,515
	Union Pacific Corp.	3.600%	9/15/37	768	683
[3]	Union Pacific Corp.	3.550%	8/15/39	396	340
	Union Pacific Corp.	3.200%	5/20/41	2,986	2,395
	Union Pacific Corp.	4.050%	3/1/46	1,025	877
	Union Pacific Corp.	3.350%	8/15/46	1,410	1,057
	Union Pacific Corp.	4.000%	4/15/47	1,140	965
	Union Pacific Corp.	3.250%	2/5/50	2,495	1,912
	Union Pacific Corp.	2.950%	3/10/52	2,113	1,501
	Union Pacific Corp.	4.950%	9/9/52	691	706
	Union Pacific Corp.	3.500%	2/14/53	1,470	1,165
	Union Pacific Corp.	3.875%	2/1/55	1,895	1,554
	Union Pacific Corp.	3.950%	8/15/59	1,067	874
	Union Pacific Corp.	3.839%	3/20/60	3,433	2,805
	Union Pacific Corp.	3.550%	5/20/61	1,822	1,375
	Union Pacific Corp.	2.973%	9/16/62	4,526	3,053
	Union Pacific Corp.	5.150%	1/20/63	1,432	1,455
	Union Pacific Corp.	3.750%	2/5/70	952	741
	Union Pacific Corp.	3.799%	4/6/71	3,771	2,985
	Union Pacific Corp.	3.850%	2/14/72	1,425	1,131
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,500	2,538
	United Parcel Service Inc.	6.200%	1/15/38	3,061	3,509
	United Parcel Service Inc.	5.200%	4/1/40	1,578	1,642
	United Parcel Service Inc.	4.875%	11/15/40	953	956
	United Parcel Service Inc.	3.625%	10/1/42	761	648
	United Parcel Service Inc.	3.400%	11/15/46	654	526
	United Parcel Service Inc.	3.750%	11/15/47	1,565	1,326
	United Parcel Service Inc.	4.250%	3/15/49	1,477	1,342
	United Parcel Service Inc.	3.400%	9/1/49	1,641	1,322
	United Parcel Service Inc.	5.300%	4/1/50	2,315	2,458
	United Parcel Service Inc.	5.050%	3/3/53	2,766	2,870
	Valmont Industries Inc.	5.000%	10/1/44	889	802
	Valmont Industries Inc.	5.250%	10/1/54	749	672
	Waste Connections Inc.	3.050%	4/1/50	1,050	761
	Waste Connections Inc.	2.950%	1/15/52	1,716	1,210
	Waste Management Inc.	4.875%	2/15/34	2,600	2,653
	Waste Management Inc.	2.950%	6/1/41	2,060	1,614
	Waste Management Inc.	4.150%	7/15/49	1,335	1,206
	Waste Management Inc.	2.500%	11/15/50	1,305	869
	WW Grainger Inc.	4.600%	6/15/45	1,820	1,757
	WW Grainger Inc.	3.750%	5/15/46	1,299	1,088
	WW Grainger Inc.	4.200%	5/15/47	966	871
	Xylem Inc.	4.375%	11/1/46	925	797
					384,536
Materials (1.6%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	1,229	939
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,485	1,064
	Albemarle Corp.	5.450%	12/1/44	1,050	986
	Albemarle Corp.	5.650%	6/1/52	1,000	930
	ArcelorMittal SA	7.000%	10/15/39	1,455	1,574
	ArcelorMittal SA	6.750%	3/1/41	850	899
	Barrick Gold Corp.	6.450%	10/15/35	591	652
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barrick North America Finance LLC	5.700%	5/30/41	1,690	1,779
	Barrick North America Finance LLC	5.750%	5/1/43	1,721	1,842
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,141	2,296
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,995	1,811
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,783	5,843
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	2,070	2,262
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	724	623
	CF Industries Inc.	5.150%	3/15/34	1,215	1,204
	CF Industries Inc.	4.950%	6/1/43	2,100	1,926
	CF Industries Inc.	5.375%	3/15/44	863	827
	Dow Chemical Co.	4.250%	10/1/34	1,043	999
	Dow Chemical Co.	9.400%	5/15/39	452	631
	Dow Chemical Co.	5.250%	11/15/41	2,538	2,500
	Dow Chemical Co.	4.375%	11/15/42	2,716	2,398
	Dow Chemical Co.	4.625%	10/1/44	923	848
	Dow Chemical Co.	5.550%	11/30/48	2,490	2,551
	Dow Chemical Co.	4.800%	5/15/49	1,215	1,118
	Dow Chemical Co.	3.600%	11/15/50	2,495	1,930
	Dow Chemical Co.	6.900%	5/15/53	1,040	1,256
	DuPont de Nemours Inc.	5.319%	11/15/38	2,601	2,670
	DuPont de Nemours Inc.	5.419%	11/15/48	4,003	4,181
	Eastman Chemical Co.	4.800%	9/1/42	2,515	2,287
	Eastman Chemical Co.	4.650%	10/15/44	492	434
	Ecolab Inc.	2.125%	8/15/50	750	463
	Ecolab Inc.	2.700%	12/15/51	2,289	1,564
	Ecolab Inc.	2.750%	8/18/55	1,159	783
	FMC Corp.	4.500%	10/1/49	2,140	1,682
	FMC Corp.	6.375%	5/18/53	930	953
	Freeport-McMoRan Inc.	5.400%	11/14/34	1,450	1,460
	Freeport-McMoRan Inc.	5.450%	3/15/43	3,554	3,446
	International Flavors & Fragrances Inc.	4.375%	6/1/47	1,390	1,068
	International Flavors & Fragrances Inc.	5.000%	9/26/48	423	361
	International Paper Co.	5.000%	9/15/35	2,255	2,255
	International Paper Co.	6.000%	11/15/41	1,197	1,269
	International Paper Co.	4.800%	6/15/44	1,792	1,653
	International Paper Co.	4.400%	8/15/47	1,500	1,302
	International Paper Co.	4.350%	8/15/48	950	854
	Linde Inc.	3.550%	11/7/42	1,278	1,064
	Linde Inc.	2.000%	8/10/50	402	237
	Lubrizol Corp.	6.500%	10/1/34	725	850
	LYB International Finance BV	5.250%	7/15/43	1,425	1,364
	LYB International Finance BV	4.875%	3/15/44	1,231	1,138
	LYB International Finance III LLC	3.375%	10/1/40	1,543	1,186
	LYB International Finance III LLC	4.200%	10/15/49	2,642	2,108
	LYB International Finance III LLC	4.200%	5/1/50	2,165	1,730
	LYB International Finance III LLC	3.625%	4/1/51	1,360	993
	LYB International Finance III LLC	3.800%	10/1/60	945	673
	LyondellBasell Industries NV	4.625%	2/26/55	2,320	2,020
	Martin Marietta Materials Inc.	3.200%	7/15/51	1,065	791
	Mosaic Co.	4.875%	11/15/41	1,167	1,046
	Mosaic Co.	5.625%	11/15/43	638	629
[3]	Newmont Corp.	5.875%	4/1/35	1,377	1,481
	Newmont Corp.	6.250%	10/1/39	1,455	1,615
	Newmont Corp.	4.875%	3/15/42	2,421	2,359
	Newmont Corp.	5.450%	6/9/44	850	864
	Nucor Corp.	6.400%	12/1/37	855	973
	Nucor Corp.	2.979%	12/15/55	3,730	2,534
	Nutrien Ltd.	4.125%	3/15/35	1,588	1,472
	Nutrien Ltd.	5.875%	12/1/36	1,494	1,561
	Nutrien Ltd.	5.625%	12/1/40	1,280	1,286
	Nutrien Ltd.	4.900%	6/1/43	1,075	1,007
	Nutrien Ltd.	5.250%	1/15/45	1,120	1,086
	Nutrien Ltd.	5.000%	4/1/49	2,651	2,521
	Nutrien Ltd.	5.800%	3/27/53	1,176	1,261
	Packaging Corp. of America	4.050%	12/15/49	830	685
	Packaging Corp. of America	3.050%	10/1/51	559	391
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,343	1,424

88

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,354	2,426
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,300	1,574
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,580	1,533
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,331	1,204
	Rio Tinto Finance USA plc	5.125%	3/9/53	2,000	2,080
	RPM International Inc.	5.250%	6/1/45	400	377
	RPM International Inc.	4.250%	1/15/48	765	633
	Sherwin-Williams Co.	4.550%	8/1/45	1,196	1,073
	Sherwin-Williams Co.	4.500%	6/1/47	2,148	1,966
	Sherwin-Williams Co.	3.800%	8/15/49	1,881	1,517
	Sherwin-Williams Co.	3.300%	5/15/50	856	631
	Southern Copper Corp.	7.500%	7/27/35	2,035	2,356
	Southern Copper Corp.	6.750%	4/16/40	1,660	1,857
	Southern Copper Corp.	5.250%	11/8/42	2,698	2,605
	Southern Copper Corp.	5.875%	4/23/45	3,090	3,143
	Steel Dynamics Inc.	3.250%	10/15/50	790	549
	Teck Resources Ltd.	6.125%	10/1/35	641	672
	Teck Resources Ltd.	6.000%	8/15/40	1,445	1,472
	Teck Resources Ltd.	5.200%	3/1/42	1,265	1,172
	Teck Resources Ltd.	5.400%	2/1/43	811	775
	Vale Overseas Ltd.	8.250%	1/17/34	1,183	1,392
	Vale Overseas Ltd.	6.875%	11/21/36	2,900	3,152
	Vale Overseas Ltd.	6.875%	11/10/39	2,350	2,554
	Vale SA	5.625%	9/11/42	740	720
	Vulcan Materials Co.	4.500%	6/15/47	890	805
	Westlake Corp.	2.875%	8/15/41	625	442
	Westlake Corp.	5.000%	8/15/46	1,596	1,464
	Westlake Corp.	4.375%	11/15/47	1,380	1,156
	Westlake Corp.	3.125%	8/15/51	884	587
	Westlake Corp.	3.375%	8/15/61	957	619
					151,228
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	2,211	1,845
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	1,283	1,245
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,000	887
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,870	1,481
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	785	520
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	3,305	2,415
	American Homes 4 Rent LP	3.375%	7/15/51	1,000	687
	American Homes 4 Rent LP	4.300%	4/15/52	677	549
	American Tower Corp.	3.700%	10/15/49	1,235	938
	American Tower Corp.	3.100%	6/15/50	1,899	1,300
	American Tower Corp.	2.950%	1/15/51	2,701	1,803
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	740	605
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	525	441
	Boston Properties LP	6.500%	1/15/34	756	798
	Camden Property Trust	3.350%	11/1/49	685	514
	CBRE Services Inc.	5.950%	8/15/34	1,650	1,736
	Corporate Office Properties LP	2.900%	12/1/33	300	236
	Crown Castle Inc.	2.900%	4/1/41	3,032	2,168
	Crown Castle Inc.	4.750%	5/15/47	428	371
	Crown Castle Inc.	5.200%	2/15/49	788	745
	Crown Castle Inc.	4.000%	11/15/49	802	634
	Crown Castle Inc.	4.150%	7/1/50	860	696
	Crown Castle Inc.	3.250%	1/15/51	1,829	1,282
	Equinix Inc.	3.000%	7/15/50	1,121	765
	Equinix Inc.	2.950%	9/15/51	968	647
	Equinix Inc.	3.400%	2/15/52	605	443
	ERP Operating LP	4.500%	7/1/44	1,692	1,501
	ERP Operating LP	4.000%	8/1/47	982	790
	Essex Portfolio LP	4.500%	3/15/48	596	511
	Essex Portfolio LP	2.650%	9/1/50	624	379
	Federal Realty OP LP	4.500%	12/1/44	640	535
	Healthpeak OP LLC	6.750%	2/1/41	880	985
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	610	489
	Kilroy Realty LP	2.650%	11/15/33	630	478
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimco Realty OP LLC	4.250%	4/1/45	700	569
	Kimco Realty OP LLC	4.125%	12/1/46	750	587
	Kimco Realty OP LLC	4.450%	9/1/47	516	429
	Kimco Realty OP LLC	3.700%	10/1/49	645	485
	Mid-America Apartments LP	2.875%	9/15/51	720	472
	NNN REIT Inc.	3.500%	4/15/51	1,580	1,158
	NNN REIT Inc.	3.000%	4/15/52	1,236	809
	Prologis LP	4.375%	9/15/48	803	713
	Prologis LP	3.050%	3/1/50	1,325	950
	Prologis LP	3.000%	4/15/50	1,940	1,394
	Prologis LP	2.125%	10/15/50	1,410	835
	Prologis LP	5.250%	6/15/53	1,982	2,070
	Public Storage Operating Co.	5.350%	8/1/53	1,300	1,362
	Realty Income Corp.	4.650%	3/15/47	1,875	1,752
	Regency Centers LP	4.400%	2/1/47	820	682
	Regency Centers LP	4.650%	3/15/49	614	527
	Simon Property Group LP	6.250%	1/15/34	950	1,035
	Simon Property Group LP	6.750%	2/1/40	1,277	1,448
	Simon Property Group LP	4.750%	3/15/42	1,135	1,038
	Simon Property Group LP	4.250%	10/1/44	356	298
	Simon Property Group LP	4.250%	11/30/46	1,895	1,595
	Simon Property Group LP	3.250%	9/13/49	1,915	1,388
	Simon Property Group LP	3.800%	7/15/50	940	745
	Simon Property Group LP	5.850%	3/8/53	1,094	1,163
	Simon Property Group LP	6.650%	1/15/54	750	886
	UDR Inc.	3.100%	11/1/34	775	641
	Ventas Realty LP	5.700%	9/30/43	1,350	1,301
	Ventas Realty LP	4.875%	4/15/49	965	843
	VICI Properties LP	5.625%	5/15/52	1,730	1,659
	Welltower OP LLC	6.500%	3/15/41	925	1,020
	Welltower OP LLC	4.950%	9/1/48	860	815
	Weyerhaeuser Co.	4.000%	3/9/52	1,175	966
					63,054
Technology (4.2%)
	Analog Devices Inc.	2.800%	10/1/41	2,225	1,662
	Analog Devices Inc.	2.950%	10/1/51	1,635	1,174
	Apple Inc.	4.500%	2/23/36	1,805	1,846
	Apple Inc.	2.375%	2/8/41	994	729
	Apple Inc.	3.850%	5/4/43	6,718	5,980
	Apple Inc.	4.450%	5/6/44	2,085	2,028
	Apple Inc.	3.450%	2/9/45	4,543	3,791
	Apple Inc.	4.375%	5/13/45	4,329	4,116
	Apple Inc.	4.650%	2/23/46	7,081	6,986
	Apple Inc.	3.850%	8/4/46	6,503	5,669
	Apple Inc.	3.750%	9/12/47	2,349	2,012
	Apple Inc.	3.750%	11/13/47	2,686	2,297
	Apple Inc.	2.950%	9/11/49	3,566	2,622
	Apple Inc.	2.650%	5/11/50	1,427	984
	Apple Inc.	2.400%	8/20/50	2,300	1,508
	Apple Inc.	2.650%	2/8/51	7,720	5,300
	Apple Inc.	2.700%	8/5/51	4,341	2,992
	Apple Inc.	3.950%	8/8/52	3,045	2,671
	Apple Inc.	4.850%	5/10/53	2,953	3,013
	Apple Inc.	2.550%	8/20/60	3,953	2,611
	Apple Inc.	2.800%	2/8/61	5,412	3,688
	Apple Inc.	2.850%	8/5/61	2,899	1,985
	Apple Inc.	4.100%	8/8/62	605	540
	Applied Materials Inc.	5.100%	10/1/35	1,620	1,702
	Applied Materials Inc.	5.850%	6/15/41	1,580	1,747
	Applied Materials Inc.	4.350%	4/1/47	660	623
	Applied Materials Inc.	2.750%	6/1/50	1,410	1,019
[5]	Broadcom Inc.	3.469%	4/15/34	5,093	4,433
[5]	Broadcom Inc.	3.137%	11/15/35	6,814	5,596
[5]	Broadcom Inc.	3.187%	11/15/36	5,700	4,626
[5]	Broadcom Inc.	4.926%	5/15/37	5,552	5,371
[5]	Broadcom Inc.	3.500%	2/15/41	6,110	4,849
[5]	Broadcom Inc.	3.750%	2/15/51	3,460	2,726

89

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cisco Systems Inc.	5.900%	2/15/39	4,002	4,443
Cisco Systems Inc.	5.500%	1/15/40	4,053	4,318
Corning Inc.	4.700%	3/15/37	1,150	1,097
Corning Inc.	5.750%	8/15/40	1,013	1,038
Corning Inc.	4.750%	3/15/42	495	462
Corning Inc.	5.350%	11/15/48	1,771	1,771
Corning Inc.	3.900%	11/15/49	490	397
Corning Inc.	4.375%	11/15/57	1,265	1,105
Corning Inc.	5.850%	11/15/68	676	678
Corning Inc.	5.450%	11/15/79	1,899	1,836
Dell International LLC	8.100%	7/15/36	2,231	2,741
Dell International LLC	3.375%	12/15/41	2,047	1,550
Dell International LLC	8.350%	7/15/46	1,401	1,847
Dell International LLC	3.450%	12/15/51	2,350	1,702
Fidelity National Information Services Inc.	3.100%	3/1/41	1,945	1,447
Fidelity National Information Services Inc.	4.500%	8/15/46	366	310
Fidelity National Information Services Inc.	5.625%	7/15/52	1,375	1,407
Fiserv Inc.	4.400%	7/1/49	4,200	3,711
Global Payments Inc.	4.150%	8/15/49	2,628	2,083
Global Payments Inc.	5.950%	8/15/52	1,009	1,032
Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,366	3,635
HP Inc.	6.000%	9/15/41	2,830	2,987
Intel Corp.	4.600%	3/25/40	845	823
Intel Corp.	2.800%	8/12/41	2,485	1,866
Intel Corp.	4.250%	12/15/42	1,120	1,010
Intel Corp.	5.625%	2/10/43	1,848	1,980
Intel Corp.	4.900%	7/29/45	2,095	2,118
Intel Corp.	4.100%	5/19/46	3,755	3,306
Intel Corp.	4.100%	5/11/47	1,240	1,081
Intel Corp.	3.734%	12/8/47	4,321	3,523
Intel Corp.	3.250%	11/15/49	5,480	4,076
Intel Corp.	4.750%	3/25/50	2,820	2,673
Intel Corp.	3.050%	8/12/51	4,054	2,868
Intel Corp.	4.900%	8/5/52	3,690	3,618
Intel Corp.	5.700%	2/10/53	4,931	5,336
Intel Corp.	3.100%	2/15/60	2,625	1,812
Intel Corp.	3.200%	8/12/61	1,390	961
Intel Corp.	5.050%	8/5/62	1,949	1,927
Intel Corp.	5.900%	2/10/63	2,930	3,265
International Business Machines Corp.	4.150%	5/15/39	2,973	2,700
International Business Machines Corp.	5.600%	11/30/39	1,590	1,687
International Business Machines Corp.	2.850%	5/15/40	1,195	893
International Business Machines Corp.	4.000%	6/20/42	1,865	1,627
International Business Machines Corp.	4.250%	5/15/49	5,958	5,234
International Business Machines Corp.	2.950%	5/15/50	1,685	1,163
International Business Machines Corp.	3.430%	2/9/52	1,280	956
International Business Machines Corp.	5.100%	2/6/53	3,125	3,143
Intuit Inc.	5.500%	9/15/53	2,670	2,930
Juniper Networks Inc.	5.950%	3/15/41	795	815
KLA Corp.	5.000%	3/15/49	545	542
KLA Corp.	3.300%	3/1/50	1,709	1,306
KLA Corp.	4.950%	7/15/52	2,385	2,411
KLA Corp.	5.250%	7/15/62	1,585	1,646
Kyndryl Holdings Inc.	4.100%	10/15/41	1,010	762
Lam Research Corp.	4.875%	3/15/49	1,924	1,921
Lam Research Corp.	2.875%	6/15/50	1,429	1,020
Lam Research Corp.	3.125%	6/15/60	635	441
Micron Technology Inc.	3.366%	11/1/41	935	702
Micron Technology Inc.	3.477%	11/1/51	990	722
Microsoft Corp.	3.500%	2/12/35	2,763	2,620
Microsoft Corp.	4.200%	11/3/35	1,035	1,037
Microsoft Corp.	3.450%	8/8/36	4,242	3,901
Microsoft Corp.	4.100%	2/6/37	3,032	2,978
Microsoft Corp.	4.500%	10/1/40	2,500	2,556
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	5.300%	2/8/41	693	782
	Microsoft Corp.	3.700%	8/8/46	7,026	6,165
	Microsoft Corp.	4.250%	2/6/47	575	557
	Microsoft Corp.	2.525%	6/1/50	9,219	6,306
[5]	Microsoft Corp.	2.500%	9/15/50	3,947	2,670
	Microsoft Corp.	2.921%	3/17/52	15,446	11,379
	Microsoft Corp.	3.950%	8/8/56	567	504
	Microsoft Corp.	4.500%	2/6/57	1,455	1,430
	Microsoft Corp.	2.675%	6/1/60	8,592	5,767
	Microsoft Corp.	3.041%	3/17/62	4,673	3,380
	Moody's Corp.	2.750%	8/19/41	1,181	861
	Moody's Corp.	5.250%	7/15/44	1,870	1,905
	Moody's Corp.	3.250%	5/20/50	921	681
	Moody's Corp.	3.750%	2/25/52	1,070	877
	Moody's Corp.	3.100%	11/29/61	830	563
	Nokia OYJ	6.625%	5/15/39	1,095	1,088
	NVIDIA Corp.	3.500%	4/1/40	2,867	2,489
	NVIDIA Corp.	3.500%	4/1/50	4,202	3,511
	NVIDIA Corp.	3.700%	4/1/60	1,007	846
	NXP BV	3.250%	5/11/41	2,043	1,561
	NXP BV	3.125%	2/15/42	915	684
	NXP BV	3.250%	11/30/51	1,125	805
	Oracle Corp.	4.300%	7/8/34	3,616	3,377
	Oracle Corp.	3.900%	5/15/35	2,390	2,128
	Oracle Corp.	3.850%	7/15/36	1,660	1,447
	Oracle Corp.	3.800%	11/15/37	4,835	4,114
	Oracle Corp.	6.500%	4/15/38	1,921	2,125
	Oracle Corp.	6.125%	7/8/39	2,124	2,263
	Oracle Corp.	3.600%	4/1/40	6,625	5,298
	Oracle Corp.	5.375%	7/15/40	4,449	4,379
	Oracle Corp.	3.650%	3/25/41	4,355	3,463
	Oracle Corp.	4.125%	5/15/45	5,530	4,530
	Oracle Corp.	4.000%	7/15/46	7,235	5,803
	Oracle Corp.	4.000%	11/15/47	3,489	2,773
	Oracle Corp.	3.600%	4/1/50	9,180	6,799
	Oracle Corp.	3.950%	3/25/51	6,440	5,062
	Oracle Corp.	6.900%	11/9/52	5,520	6,470
	Oracle Corp.	5.550%	2/6/53	4,855	4,863
	Oracle Corp.	4.375%	5/15/55	3,405	2,828
	Oracle Corp.	3.850%	4/1/60	4,724	3,438
	Oracle Corp.	4.100%	3/25/61	2,320	1,773
	PayPal Holdings Inc.	3.250%	6/1/50	2,382	1,787
	PayPal Holdings Inc.	5.050%	6/1/52	1,545	1,562
	PayPal Holdings Inc.	5.250%	6/1/62	1,000	996
	QUALCOMM Inc.	4.650%	5/20/35	1,823	1,867
	QUALCOMM Inc.	4.800%	5/20/45	3,244	3,223
	QUALCOMM Inc.	4.300%	5/20/47	3,204	2,939
	QUALCOMM Inc.	4.500%	5/20/52	2,175	2,033
	QUALCOMM Inc.	6.000%	5/20/53	2,670	3,083
	S&P Global Inc.	3.250%	12/1/49	1,316	989
	S&P Global Inc.	3.700%	3/1/52	1,825	1,515
	S&P Global Inc.	2.300%	8/15/60	1,930	1,159
	S&P Global Inc.	3.900%	3/1/62	1,025	860
	Salesforce Inc.	2.700%	7/15/41	2,600	1,987
	Salesforce Inc.	2.900%	7/15/51	3,961	2,836
	Salesforce Inc.	3.050%	7/15/61	2,582	1,815
	Texas Instruments Inc.	3.875%	3/15/39	1,799	1,664
	Texas Instruments Inc.	4.150%	5/15/48	2,988	2,715
	Texas Instruments Inc.	2.700%	9/15/51	872	595
	Texas Instruments Inc.	5.000%	3/14/53	1,110	1,140
	Texas Instruments Inc.	5.050%	5/18/63	2,513	2,575
	TSMC Arizona Corp.	3.125%	10/25/41	1,995	1,612
	TSMC Arizona Corp.	3.250%	10/25/51	2,005	1,576
	TSMC Arizona Corp.	4.500%	4/22/52	2,050	2,027
	Verisk Analytics Inc.	5.500%	6/15/45	678	669
	Verisk Analytics Inc.	3.625%	5/15/50	1,235	937
					400,354

90

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (5.9%)
[3]	AEP Texas Inc.	4.150%	5/1/49	690	555
[3]	AEP Texas Inc.	3.450%	1/15/50	1,195	866
	AEP Texas Inc.	3.450%	5/15/51	848	608
	AEP Texas Inc.	5.250%	5/15/52	1,025	993
	AEP Transmission Co. LLC	4.000%	12/1/46	943	795
	AEP Transmission Co. LLC	3.750%	12/1/47	1,370	1,093
	AEP Transmission Co. LLC	3.800%	6/15/49	840	667
	AEP Transmission Co. LLC	3.150%	9/15/49	390	279
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	2,110	1,666
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	895	581
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	1,045	948
	AEP Transmission Co. LLC	5.400%	3/15/53	1,124	1,171
	Alabama Power Co.	6.125%	5/15/38	665	715
	Alabama Power Co.	6.000%	3/1/39	887	952
	Alabama Power Co.	3.850%	12/1/42	390	329
	Alabama Power Co.	4.150%	8/15/44	897	773
	Alabama Power Co.	3.750%	3/1/45	2,048	1,670
	Alabama Power Co.	4.300%	1/2/46	1,431	1,252
[3]	Alabama Power Co.	3.700%	12/1/47	1,509	1,200
[3]	Alabama Power Co.	4.300%	7/15/48	1,128	983
	Alabama Power Co.	3.450%	10/1/49	1,264	959
	Alabama Power Co.	3.125%	7/15/51	1,067	763
	Alabama Power Co.	3.000%	3/15/52	400	280
	Ameren Illinois Co.	4.150%	3/15/46	1,272	1,100
	Ameren Illinois Co.	3.700%	12/1/47	545	446
	Ameren Illinois Co.	4.500%	3/15/49	1,364	1,251
	Ameren Illinois Co.	3.250%	3/15/50	651	480
	Ameren Illinois Co.	2.900%	6/15/51	644	439
	Ameren Illinois Co.	5.900%	12/1/52	689	771
	American Electric Power Co. Inc.	3.250%	3/1/50	960	685
	American Water Capital Corp.	6.593%	10/15/37	1,404	1,629
	American Water Capital Corp.	4.300%	12/1/42	1,035	932
	American Water Capital Corp.	4.300%	9/1/45	725	641
	American Water Capital Corp.	3.750%	9/1/47	816	667
	American Water Capital Corp.	4.200%	9/1/48	873	762
	American Water Capital Corp.	4.150%	6/1/49	545	470
	American Water Capital Corp.	3.450%	5/1/50	2,249	1,725
	American Water Capital Corp.	3.250%	6/1/51	1,410	1,038
	Appalachian Power Co.	7.000%	4/1/38	1,978	2,288
	Appalachian Power Co.	4.400%	5/15/44	770	644
	Appalachian Power Co.	4.450%	6/1/45	1,163	984
[3]	Appalachian Power Co.	4.500%	3/1/49	321	272
[3]	Appalachian Power Co.	3.700%	5/1/50	1,345	1,009
	Arizona Public Service Co.	5.050%	9/1/41	577	547
	Arizona Public Service Co.	4.500%	4/1/42	875	766
	Arizona Public Service Co.	4.350%	11/15/45	1,005	847
	Arizona Public Service Co.	3.750%	5/15/46	1,260	961
	Arizona Public Service Co.	4.200%	8/15/48	850	689
	Arizona Public Service Co.	4.250%	3/1/49	632	510
	Arizona Public Service Co.	3.500%	12/1/49	594	424
	Atmos Energy Corp.	5.500%	6/15/41	950	993
	Atmos Energy Corp.	4.150%	1/15/43	1,739	1,563
	Atmos Energy Corp.	4.125%	10/15/44	1,067	949
	Atmos Energy Corp.	4.300%	10/1/48	320	285
	Atmos Energy Corp.	4.125%	3/15/49	1,265	1,096
	Atmos Energy Corp.	3.375%	9/15/49	2,375	1,809
	Atmos Energy Corp.	2.850%	2/15/52	913	622
	Atmos Energy Corp.	5.750%	10/15/52	550	605
	Avista Corp.	4.350%	6/1/48	849	717
	Avista Corp.	4.000%	4/1/52	882	704
	Baltimore Gas & Electric Co.	6.350%	10/1/36	753	826
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,168	900
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,147	919
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,345	1,166
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,023	746
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	199
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore Gas & Electric Co.	5.400%	6/1/53	1,310	1,356
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,374	3,657
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	544	580
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,358	1,343
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,511	1,400
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,409	1,118
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,219	2,824
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,471	2,097
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,139	1,449
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,186	1,951
	Black Hills Corp.	4.200%	9/15/46	1,045	840
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	870	705
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,394	1,282
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,182	1,006
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,336	1,179
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,618	1,231
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	875	695
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	482	471
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	579	607
	CenterPoint Energy Inc.	3.700%	9/1/49	915	690
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	607	639
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	524
	Cleco Corporate Holdings LLC	4.973%	5/1/46	883	745
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	748	765
	CMS Energy Corp.	4.875%	3/1/44	1,100	1,045
	Commonwealth Edison Co.	5.900%	3/15/36	1,615	1,747
	Commonwealth Edison Co.	6.450%	1/15/38	1,250	1,383
	Commonwealth Edison Co.	4.600%	8/15/43	1,015	941
	Commonwealth Edison Co.	4.700%	1/15/44	1,605	1,496
	Commonwealth Edison Co.	3.700%	3/1/45	1,190	962
	Commonwealth Edison Co.	3.650%	6/15/46	2,275	1,800
[3]	Commonwealth Edison Co.	3.750%	8/15/47	1,309	1,057
	Commonwealth Edison Co.	4.000%	3/1/48	1,526	1,296
	Commonwealth Edison Co.	4.000%	3/1/49	1,800	1,514
[3]	Commonwealth Edison Co.	3.200%	11/15/49	812	584
	Commonwealth Edison Co.	3.000%	3/1/50	724	505
[3]	Commonwealth Edison Co.	3.125%	3/15/51	1,281	909
[3]	Commonwealth Edison Co.	2.750%	9/1/51	665	434
	Commonwealth Edison Co.	5.300%	2/1/53	1,210	1,233
	Connecticut Light & Power Co.	4.300%	4/15/44	792	702
	Connecticut Light & Power Co.	4.000%	4/1/48	1,245	1,063
	Connecticut Light & Power Co.	5.250%	1/15/53	1,628	1,662
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	1,395	1,466
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	545	556
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,109	1,171
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,495	1,621
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,195	1,368
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,150	1,161
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	735	763
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,185	1,026
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	528	450

91

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,651	1,482
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,319	1,177
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,365	1,114
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,212	985
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,262	1,150
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,095	1,757
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,155	967
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,153	819
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,611	1,831
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	1,045	1,153
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,316	1,187
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,315	1,105
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,050	868
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,065	1,796
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	695	523
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,215	792
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	695	524
	Constellation Energy Generation LLC	6.125%	1/15/34	1,200	1,286
	Constellation Energy Generation LLC	6.250%	10/1/39	1,900	2,036
	Constellation Energy Generation LLC	5.600%	6/15/42	1,266	1,267
	Constellation Energy Generation LLC	6.500%	10/1/53	1,675	1,893
	Consumers Energy Co.	3.950%	5/15/43	654	561
	Consumers Energy Co.	3.250%	8/15/46	843	668
	Consumers Energy Co.	3.950%	7/15/47	982	828
	Consumers Energy Co.	4.050%	5/15/48	1,303	1,141
	Consumers Energy Co.	4.350%	4/15/49	1,259	1,134
	Consumers Energy Co.	3.750%	2/15/50	872	720
	Consumers Energy Co.	3.100%	8/15/50	1,300	960
	Consumers Energy Co.	3.500%	8/1/51	1,531	1,202
	Consumers Energy Co.	2.650%	8/15/52	405	269
	Consumers Energy Co.	4.200%	9/1/52	490	431
	Consumers Energy Co.	2.500%	5/1/60	1,071	657
	Dayton Power & Light Co.	3.950%	6/15/49	823	633
	Delmarva Power & Light Co.	4.150%	5/15/45	713	597
[3]	Dominion Energy Inc.	5.950%	6/15/35	1,785	1,880
[3]	Dominion Energy Inc.	3.300%	4/15/41	1,719	1,313
[3]	Dominion Energy Inc.	4.900%	8/1/41	1,213	1,121
[3]	Dominion Energy Inc.	4.050%	9/15/42	1,220	994
	Dominion Energy Inc.	4.700%	12/1/44	976	866
[3]	Dominion Energy Inc.	4.600%	3/15/49	610	538
[3]	Dominion Energy Inc.	4.850%	8/15/52	999	922
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,050	1,139
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,025	1,042
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	687	629
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	901	861
[3]	DTE Electric Co.	4.000%	4/1/43	645	552
	DTE Electric Co.	4.300%	7/1/44	510	456
	DTE Electric Co.	3.700%	3/15/45	815	663
	DTE Electric Co.	3.700%	6/1/46	1,750	1,408
	DTE Electric Co.	3.750%	8/15/47	1,362	1,090
[3]	DTE Electric Co.	4.050%	5/15/48	1,555	1,327
	DTE Electric Co.	3.950%	3/1/49	553	464
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	2.950%	3/1/50	1,212	850
[3]	DTE Electric Co.	3.250%	4/1/51	1,698	1,246
	DTE Electric Co.	5.400%	4/1/53	1,315	1,382
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,012	1,088
	Duke Energy Carolinas LLC	6.000%	1/15/38	670	722
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,572	1,708
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,843	1,864
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,306	1,157
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,215	1,039
	Duke Energy Carolinas LLC	3.750%	6/1/45	800	641
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,470	1,194
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,295	1,019
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,617	1,338
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,865	1,360
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,455	1,101
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,793	1,840
	Duke Energy Carolinas LLC	5.400%	1/15/54	865	894
	Duke Energy Corp.	3.300%	6/15/41	1,921	1,473
	Duke Energy Corp.	3.750%	9/1/46	3,415	2,644
	Duke Energy Corp.	3.950%	8/15/47	1,542	1,222
	Duke Energy Corp.	4.200%	6/15/49	1,665	1,367
	Duke Energy Corp.	3.500%	6/15/51	1,825	1,343
	Duke Energy Corp.	5.000%	8/15/52	2,265	2,118
	Duke Energy Corp.	6.100%	9/15/53	1,530	1,664
	Duke Energy Florida LLC	6.350%	9/15/37	1,586	1,762
	Duke Energy Florida LLC	6.400%	6/15/38	1,064	1,191
	Duke Energy Florida LLC	5.650%	4/1/40	1,154	1,199
	Duke Energy Florida LLC	3.400%	10/1/46	1,247	937
	Duke Energy Florida LLC	4.200%	7/15/48	822	713
	Duke Energy Florida LLC	3.000%	12/15/51	1,200	821
	Duke Energy Florida LLC	5.950%	11/15/52	1,190	1,308
	Duke Energy Florida LLC	6.200%	11/15/53	1,500	1,717
	Duke Energy Indiana LLC	6.120%	10/15/35	876	936
	Duke Energy Indiana LLC	6.350%	8/15/38	661	735
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	1,140	1,097
	Duke Energy Indiana LLC	3.750%	5/15/46	1,140	911
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	985	717
	Duke Energy Indiana LLC	2.750%	4/1/50	723	469
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,214	958
	Duke Energy Ohio Inc.	4.300%	2/1/49	668	569
	Duke Energy Ohio Inc.	5.650%	4/1/53	825	869
	Duke Energy Progress LLC	6.300%	4/1/38	823	909
	Duke Energy Progress LLC	4.100%	5/15/42	759	657
	Duke Energy Progress LLC	4.100%	3/15/43	935	796
	Duke Energy Progress LLC	4.150%	12/1/44	984	840
	Duke Energy Progress LLC	4.200%	8/15/45	1,379	1,181
	Duke Energy Progress LLC	3.700%	10/15/46	767	601
	Duke Energy Progress LLC	3.600%	9/15/47	1,397	1,077
	Duke Energy Progress LLC	2.500%	8/15/50	803	506
	Duke Energy Progress LLC	2.900%	8/15/51	1,390	939
	Duke Energy Progress LLC	4.000%	4/1/52	1,002	831
	Duke Energy Progress LLC	5.350%	3/15/53	1,280	1,300
	El Paso Electric Co.	6.000%	5/15/35	788	800
	El Paso Electric Co.	5.000%	12/1/44	600	505
	Emera US Finance LP	4.750%	6/15/46	2,482	2,045
	Entergy Arkansas LLC	5.300%	9/15/33	600	616
	Entergy Arkansas LLC	4.200%	4/1/49	677	581
	Entergy Arkansas LLC	2.650%	6/15/51	1,305	822
	Entergy Arkansas LLC	3.350%	6/15/52	490	355
	Entergy Corp.	3.750%	6/15/50	1,490	1,125
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,379
	Entergy Louisiana LLC	4.200%	9/1/48	2,756	2,303
	Entergy Louisiana LLC	4.200%	4/1/50	502	427
	Entergy Louisiana LLC	2.900%	3/15/51	1,117	746
	Entergy Louisiana LLC	4.750%	9/15/52	550	506
	Entergy Mississippi LLC	3.850%	6/1/49	1,832	1,470
	Entergy Texas Inc.	4.500%	3/30/39	500	458

92

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Texas Inc.	3.550%	9/30/49	1,221	925
	Entergy Texas Inc.	5.800%	9/1/53	1,000	1,075
	Essential Utilities Inc.	4.276%	5/1/49	1,020	850
	Essential Utilities Inc.	3.351%	4/15/50	1,389	989
	Essential Utilities Inc.	5.300%	5/1/52	1,075	1,031
	Evergy Kansas Central Inc.	4.125%	3/1/42	808	696
	Evergy Kansas Central Inc.	4.100%	4/1/43	930	784
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	726
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	385
	Evergy Metro Inc.	5.300%	10/1/41	955	945
	Evergy Metro Inc.	4.200%	6/15/47	632	535
	Evergy Metro Inc.	4.200%	3/15/48	655	552
[3]	Evergy Metro Inc.	4.125%	4/1/49	1,175	967
	Exelon Corp.	5.625%	6/15/35	1,200	1,237
	Exelon Corp.	5.100%	6/15/45	1,463	1,383
	Exelon Corp.	4.450%	4/15/46	1,646	1,431
	Exelon Corp.	4.700%	4/15/50	1,867	1,687
	Exelon Corp.	4.100%	3/15/52	805	654
	Exelon Corp.	5.600%	3/15/53	1,335	1,358
	Florida Power & Light Co.	5.625%	4/1/34	829	891
	Florida Power & Light Co.	4.950%	6/1/35	1,245	1,264
	Florida Power & Light Co.	5.650%	2/1/37	943	1,001
	Florida Power & Light Co.	5.950%	2/1/38	785	858
	Florida Power & Light Co.	5.960%	4/1/39	945	1,047
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,171
	Florida Power & Light Co.	5.250%	2/1/41	1,010	1,031
	Florida Power & Light Co.	4.050%	6/1/42	1,194	1,058
	Florida Power & Light Co.	3.800%	12/15/42	815	713
	Florida Power & Light Co.	4.050%	10/1/44	1,122	982
	Florida Power & Light Co.	3.700%	12/1/47	1,805	1,463
	Florida Power & Light Co.	3.950%	3/1/48	2,073	1,768
	Florida Power & Light Co.	4.125%	6/1/48	1,270	1,110
	Florida Power & Light Co.	3.150%	10/1/49	1,732	1,277
	Florida Power & Light Co.	2.875%	12/4/51	1,894	1,315
	Florida Power & Light Co.	5.300%	4/1/53	1,522	1,596
[3]	Georgia Power Co.	4.750%	9/1/40	1,635	1,524
	Georgia Power Co.	4.300%	3/15/42	2,518	2,232
	Georgia Power Co.	4.300%	3/15/43	1,140	992
[3]	Georgia Power Co.	3.700%	1/30/50	1,485	1,177
[3]	Georgia Power Co.	3.250%	3/15/51	1,290	936
	Iberdrola International BV	6.750%	7/15/36	1,001	1,163
[3]	Idaho Power Co.	4.200%	3/1/48	863	734
[3]	Idaho Power Co.	5.500%	3/15/53	875	903
[3]	Idaho Power Co.	5.800%	4/1/54	1,000	1,070
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	1,008
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	649	497
	Indiana Michigan Power Co.	3.250%	5/1/51	1,279	913
	Indiana Michigan Power Co.	5.625%	4/1/53	1,150	1,210
	Interstate Power & Light Co.	6.250%	7/15/39	529	571
	Interstate Power & Light Co.	3.700%	9/15/46	790	604
	Interstate Power & Light Co.	3.100%	11/30/51	1,130	768
	ITC Holdings Corp.	5.300%	7/1/43	951	918
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	943	886
	Kentucky Utilities Co.	5.125%	11/1/40	1,479	1,443
	Kentucky Utilities Co.	4.375%	10/1/45	1,347	1,166
	Kentucky Utilities Co.	3.300%	6/1/50	920	673
	Louisville Gas & Electric Co.	4.250%	4/1/49	930	791
	MidAmerican Energy Co.	4.800%	9/15/43	1,408	1,328
	MidAmerican Energy Co.	4.250%	5/1/46	855	746
	MidAmerican Energy Co.	3.950%	8/1/47	1,886	1,575
	MidAmerican Energy Co.	3.650%	8/1/48	2,275	1,811
	MidAmerican Energy Co.	4.250%	7/15/49	2,108	1,845
	MidAmerican Energy Co.	5.850%	9/15/54	1,910	2,116
[3]	Mississippi Power Co.	4.250%	3/15/42	1,650	1,410
	National Grid USA	5.803%	4/1/35	518	526
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	625	547
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	861
[3]	Nevada Power Co.	6.650%	4/1/36	1,898	2,088
[3]	Nevada Power Co.	6.750%	7/1/37	767	872
[3]	Nevada Power Co.	3.125%	8/1/50	1,200	832
[3]	Nevada Power Co.	5.900%	5/1/53	590	634
	Nevada Power Co.	6.000%	3/15/54	865	949
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	390	262
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	1,550	1,520
	NiSource Inc.	5.950%	6/15/41	928	968
	NiSource Inc.	5.250%	2/15/43	1,485	1,444
	NiSource Inc.	4.800%	2/15/44	1,877	1,726
	NiSource Inc.	5.650%	2/1/45	1,145	1,153
	NiSource Inc.	4.375%	5/15/47	2,552	2,203
	NiSource Inc.	3.950%	3/30/48	1,571	1,272
	Northern States Power Co.	6.250%	6/1/36	890	984
	Northern States Power Co.	6.200%	7/1/37	1,742	1,915
	Northern States Power Co.	5.350%	11/1/39	685	703
	Northern States Power Co.	4.125%	5/15/44	1,265	1,097
	Northern States Power Co.	4.000%	8/15/45	904	752
	Northern States Power Co.	3.600%	9/15/47	1,010	796
	Northern States Power Co.	2.900%	3/1/50	1,655	1,160
	Northern States Power Co.	2.600%	6/1/51	861	564
	Northern States Power Co.	3.200%	4/1/52	1,110	820
	Northern States Power Co.	4.500%	6/1/52	1,260	1,162
	Northern States Power Co.	5.100%	5/15/53	1,410	1,429
	NorthWestern Corp.	4.176%	11/15/44	949	786
	NSTAR Electric Co.	5.500%	3/15/40	847	860
	NSTAR Electric Co.	4.400%	3/1/44	915	829
	NSTAR Electric Co.	4.950%	9/15/52	1,031	1,007
	Oglethorpe Power Corp.	5.950%	11/1/39	1,010	1,033
	Oglethorpe Power Corp.	5.375%	11/1/40	952	916
	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	849
	Oglethorpe Power Corp.	5.050%	10/1/48	1,022	941
	Oglethorpe Power Corp.	5.250%	9/1/50	690	654
[5]	Oglethorpe Power Corp.	6.200%	12/1/53	1,020	1,098
	Ohio Edison Co.	6.875%	7/15/36	900	1,012
	Ohio Power Co.	4.150%	4/1/48	785	657
	Ohio Power Co.	4.000%	6/1/49	934	763
[3]	Ohio Power Co.	2.900%	10/1/51	685	465
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	996	835
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	665	526
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	618	758
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	575	587
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	870	816
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	758	810
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,270	1,052
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	652	526
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,289	1,119
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	798
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,765	1,267
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	975	790
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	679	448
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,030	1,014
[5]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	981
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	860	893
	ONE Gas Inc.	4.658%	2/1/44	1,230	1,115
	ONE Gas Inc.	4.500%	11/1/48	853	753
	Pacific Gas & Electric Co.	6.950%	3/15/34	1,000	1,101
	Pacific Gas & Electric Co.	4.500%	7/1/40	4,249	3,589
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,570	1,257
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,300	2,758
	Pacific Gas & Electric Co.	4.300%	3/15/45	994	777
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,725	2,003
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,817	5,846

93

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,825	3,343
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,320	1,177
	Pacific Gas & Electric Co.	6.750%	1/15/53	3,000	3,272
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,460	1,589
	PacifiCorp	5.250%	6/15/35	557	558
	PacifiCorp	6.100%	8/1/36	800	856
	PacifiCorp	6.250%	10/15/37	2,818	3,022
	PacifiCorp	6.350%	7/15/38	1,055	1,139
	PacifiCorp	6.000%	1/15/39	1,547	1,622
	PacifiCorp	4.100%	2/1/42	602	500
	PacifiCorp	4.125%	1/15/49	1,457	1,183
	PacifiCorp	4.150%	2/15/50	1,269	1,030
	PacifiCorp	3.300%	3/15/51	1,540	1,070
	PacifiCorp	2.900%	6/15/52	703	453
	PacifiCorp	5.350%	12/1/53	1,740	1,673
	PacifiCorp	5.500%	5/15/54	1,213	1,192
	PECO Energy Co.	5.950%	10/1/36	590	642
	PECO Energy Co.	4.150%	10/1/44	833	727
	PECO Energy Co.	3.700%	9/15/47	1,293	1,047
	PECO Energy Co.	3.900%	3/1/48	1,065	901
	PECO Energy Co.	3.000%	9/15/49	980	700
	PECO Energy Co.	3.050%	3/15/51	595	422
	PECO Energy Co.	2.850%	9/15/51	892	598
	PECO Energy Co.	4.600%	5/15/52	609	573
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	445	398
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	390	287
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,030	719
	Potomac Electric Power Co.	6.500%	11/15/37	1,270	1,455
	Potomac Electric Power Co.	4.150%	3/15/43	1,685	1,502
	PPL Electric Utilities Corp.	6.250%	5/15/39	1,027	1,153
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,110	963
	PPL Electric Utilities Corp.	3.950%	6/1/47	631	535
	PPL Electric Utilities Corp.	4.150%	6/15/48	777	685
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,540	1,590
	Progress Energy Inc.	6.000%	12/1/39	1,050	1,101
[3]	Public Service Co. of Colorado	6.250%	9/1/37	1,136	1,236
	Public Service Co. of Colorado	6.500%	8/1/38	341	382
	Public Service Co. of Colorado	3.600%	9/15/42	870	689
	Public Service Co. of Colorado	4.300%	3/15/44	375	324
	Public Service Co. of Colorado	3.800%	6/15/47	1,395	1,111
	Public Service Co. of Colorado	4.100%	6/15/48	1,244	1,015
	Public Service Co. of Colorado	4.050%	9/15/49	781	636
[3]	Public Service Co. of Colorado	2.700%	1/15/51	1,307	827
[3]	Public Service Co. of Colorado	4.500%	6/1/52	788	690
	Public Service Co. of Colorado	5.250%	4/1/53	1,359	1,355
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,740	1,378
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	646
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	743	787
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	609
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	395	329
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,917	1,598
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	931	754
[3]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,325	1,160
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,245	1,038
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	947	703
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	886	608
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	784	458
[3]	Public Service Electric & Gas Co.	5.125%	3/15/53	1,140	1,184
	Public Service Electric & Gas Co.	5.450%	8/1/53	403	436
	Puget Sound Energy Inc.	6.274%	3/15/37	552	597
	Puget Sound Energy Inc.	5.757%	10/1/39	800	826
	Puget Sound Energy Inc.	5.795%	3/15/40	900	932
	Puget Sound Energy Inc.	5.638%	4/15/41	685	701
	Puget Sound Energy Inc.	4.300%	5/20/45	864	739
	Puget Sound Energy Inc.	4.223%	6/15/48	1,246	1,059
	Puget Sound Energy Inc.	3.250%	9/15/49	861	612
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	468
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	4.500%	8/15/40	983	904
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	725
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,055	902
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,217	870
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,050	815
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,225	1,245
	Sempra	3.800%	2/1/38	1,984	1,699
	Sempra	6.000%	10/15/39	1,279	1,347
	Sempra	4.000%	2/1/48	2,012	1,657
[5]	Sierra Pacific Power Co.	5.900%	3/15/54	1,150	1,222
	Southern California Edison Co.	6.000%	1/15/34	1,310	1,441
[3]	Southern California Edison Co.	5.750%	4/1/35	1,273	1,327
[3]	Southern California Edison Co.	5.350%	7/15/35	1,235	1,273
	Southern California Edison Co.	5.625%	2/1/36	963	983
[3]	Southern California Edison Co.	5.550%	1/15/37	1,051	1,057
[3]	Southern California Edison Co.	5.950%	2/1/38	1,485	1,558
	Southern California Edison Co.	6.050%	3/15/39	605	641
	Southern California Edison Co.	5.500%	3/15/40	995	1,006
	Southern California Edison Co.	4.500%	9/1/40	1,677	1,504
	Southern California Edison Co.	4.050%	3/15/42	1,564	1,319
[3]	Southern California Edison Co.	3.900%	3/15/43	1,031	845
	Southern California Edison Co.	4.650%	10/1/43	2,535	2,311
[3]	Southern California Edison Co.	3.600%	2/1/45	1,820	1,412
	Southern California Edison Co.	4.000%	4/1/47	2,495	2,047
[3]	Southern California Edison Co.	4.125%	3/1/48	1,080	911
[3]	Southern California Edison Co.	4.875%	3/1/49	1,076	993
	Southern California Edison Co.	3.650%	2/1/50	1,250	969
[3]	Southern California Edison Co.	2.950%	2/1/51	1,305	889
[3]	Southern California Edison Co.	3.650%	6/1/51	1,120	843
	Southern California Edison Co.	3.450%	2/1/52	1,975	1,443
[3]	Southern California Edison Co.	5.450%	6/1/52	585	582
	Southern California Edison Co.	5.700%	3/1/53	835	880
	Southern California Edison Co.	5.875%	12/1/53	520	561
	Southern California Gas Co.	5.125%	11/15/40	561	554
	Southern California Gas Co.	3.750%	9/15/42	793	642
[3]	Southern California Gas Co.	4.125%	6/1/48	975	826
[3]	Southern California Gas Co.	4.300%	1/15/49	1,383	1,175
[3]	Southern California Gas Co.	3.950%	2/15/50	1,089	867
	Southern California Gas Co.	6.350%	11/15/52	1,275	1,459
	Southern California Gas Co.	5.750%	6/1/53	1,000	1,056
	Southern Co.	4.250%	7/1/36	2,125	1,953
	Southern Co.	4.400%	7/1/46	4,172	3,679
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,487	1,513
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	750	636
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,315	1,025
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,775	1,502
	Southern Power Co.	5.150%	9/15/41	1,066	1,006
	Southern Power Co.	5.250%	7/15/43	746	706
[3]	Southern Power Co.	4.950%	12/15/46	844	758
	Southwest Gas Corp.	3.800%	9/29/46	760	569
	Southwest Gas Corp.	4.150%	6/1/49	815	641
	Southwestern Electric Power Co.	6.200%	3/15/40	970	1,030
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	1,015	783
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	701	527
	Southwestern Electric Power Co.	3.250%	11/1/51	1,438	971
	Southwestern Public Service Co.	4.500%	8/15/41	1,021	907
	Southwestern Public Service Co.	3.400%	8/15/46	610	443
	Southwestern Public Service Co.	3.700%	8/15/47	635	483
[3]	Southwestern Public Service Co.	4.400%	11/15/48	540	455
[3]	Southwestern Public Service Co.	3.150%	5/1/50	1,181	813
	Tampa Electric Co.	4.100%	6/15/42	665	574
	Tampa Electric Co.	4.350%	5/15/44	930	794
	Tampa Electric Co.	4.300%	6/15/48	689	578
	Tampa Electric Co.	4.450%	6/15/49	1,070	922
	Tampa Electric Co.	3.625%	6/15/50	1,225	922
	Tampa Electric Co.	3.450%	3/15/51	885	643
	Toledo Edison Co.	6.150%	5/15/37	617	666

94

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tucson Electric Power Co.	4.850%	12/1/48	1,015	926
	Tucson Electric Power Co.	4.000%	6/15/50	940	745
	Tucson Electric Power Co.	5.500%	4/15/53	800	815
	Union Electric Co.	5.300%	8/1/37	629	651
	Union Electric Co.	8.450%	3/15/39	1,060	1,390
	Union Electric Co.	3.900%	9/15/42	1,016	852
	Union Electric Co.	3.650%	4/15/45	1,335	1,051
	Union Electric Co.	4.000%	4/1/48	1,025	845
	Union Electric Co.	3.250%	10/1/49	601	422
	Union Electric Co.	2.625%	3/15/51	1,662	1,061
	Union Electric Co.	3.900%	4/1/52	665	549
	Union Electric Co.	5.450%	3/15/53	785	810
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	1,597	1,713
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	2,368	2,550
	Virginia Electric & Power Co.	6.350%	11/30/37	1,846	2,034
	Virginia Electric & Power Co.	4.000%	1/15/43	1,036	885
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	1,184	1,086
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	1,124	963
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	1,270	1,053
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	2,123	1,700
	Virginia Electric & Power Co.	4.600%	12/1/48	775	702
	Virginia Electric & Power Co.	3.300%	12/1/49	1,092	799
	Virginia Electric & Power Co.	2.450%	12/15/50	2,527	1,558
	Virginia Electric & Power Co.	2.950%	11/15/51	2,062	1,408
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	1,257	1,137
	Virginia Electric & Power Co.	5.450%	4/1/53	1,150	1,187
	Virginia Electric & Power Co.	5.700%	8/15/53	1,310	1,391
[3]	Washington Gas Light Co.	3.796%	9/15/46	895	684
[3]	Washington Gas Light Co.	3.650%	9/15/49	1,055	793
	Wisconsin Electric Power Co.	5.700%	12/1/36	475	503
	Wisconsin Electric Power Co.	4.300%	10/15/48	562	492
	Wisconsin Power & Light Co.	6.375%	8/15/37	605	659
	Wisconsin Power & Light Co.	3.650%	4/1/50	670	514
	Wisconsin Public Service Corp.	3.671%	12/1/42	635	513
	Wisconsin Public Service Corp.	4.752%	11/1/44	909	843
	Wisconsin Public Service Corp.	2.850%	12/1/51	630	417
	Xcel Energy Inc.	6.500%	7/1/36	727	815
	Xcel Energy Inc.	3.500%	12/1/49	1,106	818
					558,429
Total Corporate Bonds (Cost $4,966,707)					4,394,010
Sovereign Bonds (2.9%)
	Equinor ASA	3.625%	4/6/40	1,009	871
	Equinor ASA	5.100%	8/17/40	1,170	1,203
	Equinor ASA	4.250%	11/23/41	2,165	2,000
	Equinor ASA	3.950%	5/15/43	2,762	2,438
	Equinor ASA	4.800%	11/8/43	1,000	984
	Equinor ASA	3.250%	11/18/49	2,068	1,567
	Equinor ASA	3.700%	4/6/50	2,423	2,001
	European Investment Bank	4.875%	2/15/36	1,968	2,107
	Export-Import Bank of Korea	2.500%	6/29/41	900	658
[3]	Inter-American Development Bank	3.875%	10/28/41	1,009	932
	Inter-American Development Bank	3.200%	8/7/42	984	826
	Inter-American Development Bank	4.375%	1/24/44	994	980
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	760	792
[6]	KFW	0.000%	4/18/36	4,046	2,429
[6]	KFW	0.000%	6/29/37	4,559	2,597
[3]	Oriental Republic of Uruguay	5.750%	10/28/34	2,823	3,058
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	1,579	1,963
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	1,498	1,358
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	8,062	8,082
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	5,153	5,025
	Province of British Columbia	7.250%	9/1/36	665	839
[3]	Republic of Chile	3.500%	1/31/34	2,680	2,387
[3]	Republic of Chile	4.950%	1/5/36	3,917	3,868
[3]	Republic of Chile	3.100%	5/7/41	4,885	3,708
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Chile	4.340%	3/7/42	4,706	4,201
	Republic of Chile	3.860%	6/21/47	2,320	1,898
[3]	Republic of Chile	3.500%	1/25/50	4,315	3,276
[3]	Republic of Chile	4.000%	1/31/52	1,865	1,533
[3]	Republic of Chile	5.330%	1/5/54	2,705	2,688
[3]	Republic of Chile	3.100%	1/22/61	4,000	2,676
[3]	Republic of Chile	3.250%	9/21/71	2,781	1,860
	Republic of Hungary	7.625%	3/29/41	3,294	3,928
	Republic of Indonesia	4.350%	1/11/48	3,510	3,251
	Republic of Indonesia	5.350%	2/11/49	1,957	2,077
	Republic of Indonesia	3.700%	10/30/49	1,975	1,654
	Republic of Indonesia	3.500%	2/14/50	1,595	1,284
	Republic of Indonesia	4.200%	10/15/50	3,425	3,079
	Republic of Indonesia	3.050%	3/12/51	3,523	2,692
[3]	Republic of Indonesia	4.300%	3/31/52	1,635	1,486
[3]	Republic of Indonesia	5.450%	9/20/52	1,035	1,102
[3]	Republic of Indonesia	5.650%	1/11/53	1,425	1,560
[3]	Republic of Indonesia	3.200%	9/23/61	1,341	971
	Republic of Indonesia	4.450%	4/15/70	1,946	1,753
	Republic of Indonesia	3.350%	3/12/71	1,695	1,245
	Republic of Italy	4.000%	10/17/49	4,468	3,359
	Republic of Italy	3.875%	5/6/51	5,775	4,142
	Republic of Korea	4.125%	6/10/44	2,313	2,153
	Republic of Korea	3.875%	9/20/48	369	325
[3]	Republic of Panama	6.400%	2/14/35	5,145	5,020
[3]	Republic of Panama	6.700%	1/26/36	3,907	3,876
[3]	Republic of Panama	6.875%	1/31/36	1,530	1,528
[3]	Republic of Panama	4.500%	5/15/47	2,290	1,623
[3]	Republic of Panama	4.500%	4/16/50	4,642	3,218
[3]	Republic of Panama	4.300%	4/29/53	3,228	2,161
[3]	Republic of Panama	6.853%	3/28/54	2,845	2,659
[3]	Republic of Panama	4.500%	4/1/56	5,340	3,588
[3]	Republic of Panama	3.870%	7/23/60	5,740	3,434
[3]	Republic of Panama	4.500%	1/19/63	2,930	1,921
[3]	Republic of Peru	3.000%	1/15/34	4,348	3,667
[3]	Republic of Peru	6.550%	3/14/37	2,442	2,716
[3]	Republic of Peru	3.300%	3/11/41	2,105	1,634
	Republic of Peru	5.625%	11/18/50	4,991	5,200
[3]	Republic of Peru	3.550%	3/10/51	3,040	2,306
[3]	Republic of Peru	2.780%	12/1/60	4,133	2,574
[3]	Republic of Peru	3.600%	1/15/72	2,700	1,901
[3]	Republic of Peru	3.230%	7/28/21	2,007	1,249
[3]	Republic of Poland	5.500%	4/4/53	4,905	5,106
	Republic of the Philippines	6.375%	10/23/34	3,653	4,129
	Republic of the Philippines	5.000%	1/13/37	2,520	2,576
	Republic of the Philippines	3.950%	1/20/40	4,464	4,040
	Republic of the Philippines	3.700%	3/1/41	2,920	2,511
	Republic of the Philippines	3.700%	2/2/42	4,785	4,101
	Republic of the Philippines	2.950%	5/5/45	3,025	2,275
	Republic of the Philippines	2.650%	12/10/45	3,197	2,273
	Republic of the Philippines	3.200%	7/6/46	4,275	3,296
	Republic of the Philippines	4.200%	3/29/47	1,900	1,701
	Republic of the Philippines	5.950%	10/13/47	885	988
	Republic of the Philippines	5.500%	1/17/48	3,195	3,371
	State of Israel	4.500%	1/30/43	3,208	2,823
	State of Israel	4.125%	1/17/48	2,030	1,637
	State of Israel	3.375%	1/15/50	4,152	2,938
	State of Israel	3.875%	7/3/50	4,085	3,144
	State of Israel	4.500%	4/3/20	1,763	1,373
[3]	United Mexican States	3.500%	2/12/34	5,175	4,380
[3]	United Mexican States	6.750%	9/27/34	3,195	3,453
[3]	United Mexican States	6.350%	2/9/35	5,622	5,887
	United Mexican States	6.050%	1/11/40	5,810	5,865
[3]	United Mexican States	4.280%	8/14/41	5,435	4,499
[3]	United Mexican States	4.750%	3/8/44	8,185	7,023
	United Mexican States	5.550%	1/21/45	5,362	5,124
	United Mexican States	4.600%	1/23/46	5,196	4,330

95

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Mexican States	4.350%	1/15/47	1,839	1,479
	United Mexican States	4.600%	2/10/48	3,046	2,512
[3]	United Mexican States	4.500%	1/31/50	3,832	3,128
[3]	United Mexican States	5.000%	4/27/51	4,712	4,094
[3]	United Mexican States	4.400%	2/12/52	4,320	3,423
[3]	United Mexican States	6.338%	5/4/53	5,748	5,862
[3]	United Mexican States	3.771%	5/24/61	5,967	4,043
[3]	United Mexican States	5.750%	10/12/10	5,271	4,712
Total Sovereign Bonds (Cost $314,138)					275,237
Taxable Municipal Bonds (2.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	592
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	816
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	838
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	805
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,716
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	670	782
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,656
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,873
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,147
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	535
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	617
	California GO	7.500%	4/1/34	3,385	4,108
	California GO	4.600%	4/1/38	1,350	1,302
	California GO	7.550%	4/1/39	6,020	7,601
	California GO	7.300%	10/1/39	3,305	3,996
	California GO	7.350%	11/1/39	2,550	3,097
	California GO	7.625%	3/1/40	2,365	2,968
	California GO	7.600%	11/1/40	3,710	4,724
	California GO	5.200%	3/1/43	500	496
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	200	181
	California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,213
	California State University Systemwide Revenue	3.899%	11/1/47	200	172
	California State University Systemwide Revenue	2.897%	11/1/51	650	477
	California State University Systemwide Revenue	2.975%	11/1/51	1,385	985
	California State University Systemwide Revenue	2.719%	11/1/52	725	503
	California State University Systemwide Revenue	2.939%	11/1/52	725	515
	California State University Systemwide Revenue	5.183%	11/1/53	300	304
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	856
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	488
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,328
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	739
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	285
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	659
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,755	4,290
	Clark County NV Airport System Revenue	6.820%	7/1/45	800	979
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	911
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	855
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	517
	Cook County IL GO	6.229%	11/15/34	925	988
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	905
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,168
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	1,003
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	815
[7]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,506
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	798
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	501
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,079
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	470
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	588
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	524
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	373
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,051
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	721
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	932
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	971
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	300	240
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,085	2,379
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,927	2,190
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	519	580
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	402
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	600	505
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	407
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	811
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	571
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	624

96

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	870	792
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,091
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	894
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,502
	Houston TX GO	3.961%	3/1/47	1,135	1,011
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	289
	Illinois GO	6.630%	2/1/35	2,603	2,726
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	790	868
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	690
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,040
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	571
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	770
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	788
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	427
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,484
[8]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	438
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	617
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,457
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,129
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	2,081
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,065	2,332
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,081
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	865
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	700	716
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,356
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	3,200	3,293
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	906
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	578
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	417
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	923
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts GO	2.663%	9/1/39	980	796
Massachusetts GO	5.456%	12/1/39	1,485	1,557
Massachusetts GO	2.813%	9/1/43	845	629
Massachusetts GO	2.900%	9/1/49	580	424
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,067
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	817
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	920
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	465
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	769
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	926
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,457
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	605	507
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	305
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	957
Michigan State University Revenue	4.165%	8/15/22	1,000	809
Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	700	549
Mississippi GO	5.245%	11/1/34	700	722
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	768
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	468
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	908
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,070
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,425
New York City NY GO	5.517%	10/1/37	775	805
New York City NY GO	6.271%	12/1/37	850	937
New York City NY GO	5.263%	10/1/52	300	315
New York City NY GO	5.828%	10/1/53	1,400	1,578
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	687
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	798
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	671
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	597
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	989
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,096
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	570	591

97

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	721
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	876
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	836
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	815
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	440	487
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	1,125	1,097
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,849
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	1,895
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	806
New York State Thruway Authority General Revenue	2.900%	1/1/35	635	553
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	921
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,050	1,081
North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	192
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	1,986
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,252
Ohio State University General Receipts Revenue	4.800%	6/1/11	872	829
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	734
Oklahoma Development Finance Authority Revenue	4.851%	2/1/45	600	601
Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	954
Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,119
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	845
Pennsylvania State University Revenue	2.790%	9/1/43	750	566
Pennsylvania State University Revenue	2.840%	9/1/50	780	571
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	969
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	477
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	933
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	762
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	974
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	857
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	578
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	602
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,730
Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	1,000	1,035
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	631
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,145	3,782
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	1,020
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	444
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	776
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	491
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	702
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	323
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	522
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	1,001
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	596
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	615
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,106
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	818
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	590
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	707
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	851
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,319
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,132
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	696
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	901
	Texas GO	5.517%	4/1/39	2,165	2,319
	Texas GO	3.211%	4/1/44	1,300	1,059
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,525	2,573
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,410
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,235
	Texas Transportation Commission GO	4.681%	4/1/40	450	443
	Texas Transportation Commission GO	2.562%	4/1/42	660	502
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	714
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	660
[8]	Tucson City AZ COP	2.856%	7/1/47	725	544
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,256
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	789
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	1,009
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,375	1,283
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,107

98

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	393
	University of California Revenue	5.770%	5/15/43	980	1,060
	University of California Revenue	5.946%	5/15/45	600	658
	University of California Revenue	3.071%	5/15/51	1,000	719
	University of California Revenue	4.858%	5/15/12	1,440	1,356
	University of California Revenue	4.767%	5/15/15	1,200	1,109
	University of Michigan Revenue	2.437%	4/1/40	905	679
	University of Michigan Revenue	2.562%	4/1/50	500	339
	University of Michigan Revenue	3.504%	4/1/52	600	494
	University of Michigan Revenue	3.504%	4/1/52	500	412
	University of Michigan Revenue	4.454%	4/1/22	2,300	2,061
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	594
[9]	University of Oregon Revenue	3.424%	3/1/60	650	495
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	725	501
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,070
	University of Texas Financing System Revenue	3.354%	8/15/47	800	634
	University of Texas Financing System Revenue	2.439%	8/15/49	600	401
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	559
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	765
	University of Virginia Revenue	2.256%	9/1/50	1,675	1,060
	University of Virginia Revenue	4.179%	9/1/17	975	831
	Washington GO	5.140%	8/1/40	860	885
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	814
Total Taxable Municipal Bonds (Cost $240,796)					231,857
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[10]	Vanguard Market Liquidity Fund (Cost $7,319)	5.435%	73,203	7,319
Total Investments (98.8%) (Cost $10,837,278)				9,374,869
Other Assets and Liabilities—Net (1.2%)				110,873
Net Assets (100%)				9,485,742
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $77,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $42,888,000, representing 0.5% of net assets.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	41	5,477	(5)

See accompanying Notes, which are an integral part of the Financial Statements.
99

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $10,829,959)	9,367,550
Affiliated Issuers (Cost $7,319)	7,319
Total Investments in Securities	9,374,869
Investment in Vanguard	282
Cash	162
Receivables for Investment Securities Sold	58,058
Receivables for Accrued Income	102,849
Receivables for Capital Shares Issued	1,061
Other Assets	9
Total Assets	9,537,290
Liabilities
Payables for Investment Securities Purchased	45,238
Payables for Capital Shares Redeemed	5,076
Payables for Distributions	1,028
Payables to Vanguard	194
Variation Margin Payable—Futures Contracts	12
Total Liabilities	51,548
Net Assets	9,485,742
At December 31, 2023, net assets consisted of:

Paid-in Capital	11,785,537
Total Distributable Earnings (Loss)	(2,299,795)
Net Assets	9,485,742

ETF Shares—Net Assets
Applicable to 83,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,237,407
Net Asset Value Per Share—ETF Shares	$74.61

Admiral Shares—Net Assets
Applicable to 172,075,009 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,949,416
Net Asset Value Per Share—Admiral Shares	$11.33

Institutional Shares—Net Assets
Applicable to 81,363,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	921,734
Net Asset Value Per Share—Institutional Shares	$11.33

Institutional Plus Shares—Net Assets
Applicable to 33,295,808 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	377,185
Net Asset Value Per Share—Institutional Plus Shares	$11.33

See accompanying Notes, which are an integral part of the Financial Statements.
100

Long-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Interest[1]	365,090
Total Income	365,090
Expenses
The Vanguard Group—Note B
Investment Advisory Services	163
Management and Administrative—ETF Shares	1,322
Management and Administrative—Admiral Shares	1,123
Management and Administrative—Institutional Shares	411
Management and Administrative—Institutional Plus Shares	123
Marketing and Distribution—ETF Shares	299
Marketing and Distribution—Admiral Shares	73
Marketing and Distribution—Institutional Shares	28
Marketing and Distribution—Institutional Plus Shares	6
Custodian Fees	58
Auditing Fees	41
Shareholders’ Reports—ETF Shares	325
Shareholders’ Reports—Admiral Shares	55
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	5
Other Expenses	28
Total Expenses	4,061
Net Investment Income	361,029
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(456,630)
Futures Contracts	705
Realized Net Gain (Loss)	(455,925)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	670,171
Futures Contracts	(227)
Change in Unrealized Appreciation (Depreciation)	669,944
Net Increase (Decrease) in Net Assets Resulting from Operations	575,048
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,452,000, ($9,000), less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($41,099,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
101

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	361,029	306,752
Realized Net Gain (Loss)	(455,925)	(408,430)
Change in Unrealized Appreciation (Depreciation)	669,944	(2,907,698)
Net Increase (Decrease) in Net Assets Resulting from Operations	575,048	(3,009,376)
Distributions
ETF Shares	(226,089)	(168,531)
Admiral Shares	(79,077)	(79,625)
Institutional Shares	(40,088)	(41,305)
Institutional Plus Shares	(15,253)	(27,818)
Total Distributions	(360,507)	(317,279)
Capital Share Transactions
ETF Shares	1,902,016	(313,580)
Admiral Shares	6,689	(117,312)
Institutional Shares	(68,159)	(105,658)
Institutional Plus Shares	8,508	(369,816)
Net Increase (Decrease) from Capital Share Transactions	1,849,054	(906,366)
Total Increase (Decrease)	2,063,595	(4,233,021)
Net Assets
Beginning of Period	7,422,147	11,655,168
End of Period	9,485,742	7,422,147

See accompanying Notes, which are an integral part of the Financial Statements.
102

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$72.35	$103.14	$109.58	$99.92	$87.08
Investment Operations
Net Investment Income[1]	3.075	2.916	2.966	3.242	3.445
Net Realized and Unrealized Gain (Loss) on Investments	2.216[2]	(30.687)[2]	(5.939)[2]	12.817	12.976
Total from Investment Operations	5.291	(27.771)	(2.973)	16.059	16.421
Distributions
Dividends from Net Investment Income	(3.031)	(2.915)	(2.955)	(3.236)	(3.409)
Distributions from Realized Capital Gains	—	(.104)	(.512)	(3.163)	(.172)
Total Distributions	(3.031)	(3.019)	(3.467)	(6.399)	(3.581)
Net Asset Value, End of Period	$74.61	$72.35	$103.14	$109.58	$99.92
Total Return	7.53%	-27.20%	-2.63%	16.24%	19.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,237	$4,218	$6,271	$5,808	$4,357
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.25%	3.54%	2.88%	2.96%	3.58%
Portfolio Turnover Rate[4]	25%	25%	30%	48%	33%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.01, $.01, and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,				February 7, 2019[1] to December 31, 2019
	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.99	$15.67	$16.65	$15.18	$13.48
Investment Operations
Net Investment Income[2]	.463	.439	.446	.490	.465
Net Realized and Unrealized Gain (Loss) on Investments	.339	(4.664)	(.902)	1.950	1.728
Total from Investment Operations	.802	(4.225)	(.456)	2.440	2.193
Distributions
Dividends from Net Investment Income	(.462)	(.439)	(.446)	(.490)	(.467)
Distributions from Realized Capital Gains	—	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.462)	(.455)	(.524)	(.970)	(.493)
Net Asset Value, End of Period	$11.33	$10.99	$15.67	$16.65	$15.18
Total Return[3]	7.52%	-27.22%	-2.66%	16.23%	16.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,949	$1,884	$2,831	$3,267	$2,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]	0.07%	0.07%	0.07%[5]
Ratio of Net Investment Income to Average Net Assets	4.21%	3.52%	2.86%	2.95%	3.44%[5]
Portfolio Turnover Rate[6]	25%	25%	30%	48%	33%[7]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
7	Reflects the fund’s portfolio turnover for the fiscal year ended December 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
103

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.99	$15.67	$16.65	$15.18	$13.23
Investment Operations
Net Investment Income[1]	.465	.442	.449	.494	.525
Net Realized and Unrealized Gain (Loss) on Investments	.340	(4.665)	(.902)	1.949	1.975
Total from Investment Operations	.805	(4.223)	(.453)	2.443	2.500
Distributions
Dividends from Net Investment Income	(.465)	(.441)	(.449)	(.493)	(.524)
Distributions from Realized Capital Gains	—	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.465)	(.457)	(.527)	(.973)	(.550)
Net Asset Value, End of Period	$11.33	$10.99	$15.67	$16.65	$15.18
Total Return[2]	7.54%	-27.20%	-2.64%	16.25%	19.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$922	$963	$1,501	$1,649	$2,097
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.24%	3.53%	2.88%	2.98%	3.64%
Portfolio Turnover Rate[4]	25%	25%	30%	48%	33%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.99	$15.67	$16.65	$15.18	$13.23
Investment Operations
Net Investment Income[1]	.467	.442	.452	.498	.526
Net Realized and Unrealized Gain (Loss) on Investments	.339	(4.664)	(.903)	1.947	1.975
Total from Investment Operations	.806	(4.222)	(.451)	2.445	2.501
Distributions
Dividends from Net Investment Income	(.466)	(.442)	(.451)	(.495)	(.525)
Distributions from Realized Capital Gains	—	(.016)	(.078)	(.480)	(.026)
Total Distributions	(.466)	(.458)	(.529)	(.975)	(.551)
Net Asset Value, End of Period	$11.33	$10.99	$15.67	$16.65	$15.18
Total Return[2]	7.55%	-27.20%	-2.63%	16.26%	19.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$377	$357	$1,052	$1,362	$2,960
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.25%	3.50%	2.90%	3.02%	3.63%
Portfolio Turnover Rate[4]	25%	25%	30%	48%	33%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
104

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management
105

Long-Term Bond Index Fund
and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $282,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
106

Long-Term Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,466,446	—	4,466,446
Corporate Bonds	—	4,394,010	—	4,394,010
Sovereign Bonds	—	275,237	—	275,237
Taxable Municipal Bonds	—	231,857	—	231,857
Temporary Cash Investments	7,319	—	—	7,319
Total	7,319	9,367,550	—	9,374,869

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5	—	—	5
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(41,138)
Total Distributable Earnings (Loss)	41,138
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	904
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,500,006)
Capital Loss Carryforwards	(800,693)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(2,299,795)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	360,507	306,352
Long-Term Capital Gains	—	10,927
Total	360,507	317,279
*	Includes short-term capital gains, if any.
107

Long-Term Bond Index Fund
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,874,875
Gross Unrealized Appreciation	128,655
Gross Unrealized Depreciation	(1,628,661)
Net Unrealized Appreciation (Depreciation)	(1,500,006)
E.  During the year ended December 31, 2023, the fund purchased $3,159,045,000 of investment securities and sold $1,629,106,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,507,638,000 and $1,203,408,000, respectively. Purchases and sales include $2,567,069,000 and $732,062,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2023, such purchases were $0 and sales were $14,876,000, resulting in net realized gain of $253,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	2,648,183	35,700	1,074,327	12,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(746,167)	(10,400)	(1,387,907)	(15,400)
Net Increase (Decrease)—ETF Shares	1,902,016	25,300	(313,580)	(2,500)
Admiral Shares
Issued[1]	226,113	20,674	204,946	16,262
Issued in Lieu of Cash Distributions	68,335	6,226	68,741	5,608
Redeemed	(287,759)	(26,276)	(390,999)	(31,073)
Net Increase (Decrease)—Admiral Shares	6,689	624	(117,312)	(9,203)
Institutional Shares
Issued[1]	97,764	8,964	150,009	12,507
Issued in Lieu of Cash Distributions	38,701	3,528	39,017	3,182
Redeemed	(204,624)	(18,789)	(294,684)	(23,836)
Net Increase (Decrease)—Institutional Shares	(68,159)	(6,297)	(105,658)	(8,147)
Institutional Plus Shares
Issued[1]	10,042	932	2,003	139
Issued in Lieu of Cash Distributions	15,253	1,391	27,319	2,199
Redeemed	(16,787)	(1,489)	(399,138)	(37,051)
Net Increase (Decrease)—Institutional Plus Shares	8,508	834	(369,816)	(34,713)
1	Includes purchase fees for fiscal 2023 and 2022 of $1,599,000 and $1,435,000, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
108

Long-Term Bond Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
109

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2023, the related statements of operations for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
110

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Bond Index Fund	932,017
Intermediate-Term Bond Index Fund	545,220
Long-Term Bond Index Fund	135,070
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Bond Index Fund	100.0%
Intermediate-Term Bond Index Fund	100.0
Long-Term Bond Index Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Bond Index Fund	88.9%
Intermediate-Term Bond Index Fund	88.6
Long-Term Bond Index Fund	90.5
111

"Bloomberg®," Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index, Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index, and Bloomberg U.S. Long Government/Credit Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Bond Market Index Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Bond Market Index Funds or any member of the public regarding the advisability of investing in securities generally or in the Bond Market Index Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. 1–5 Year Government/Credit Float Adjusted Index, Bloomberg U.S. 5–10 Year Government/Credit Float Adjusted Index, and Bloomberg U.S. Long Government/Credit Float Adjusted Index (the Indices), which are determined, composed and calculated by BISL without regard to Vanguard or the Bond Market Index Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Bond Market Index Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Bond Market Index Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Bond Market Index Funds customers, in connection with the administration, marketing or trading of the Bond Market Index Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE BOND MARKET INDEX FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE BOND MARKET INDEX FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September
2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present)
of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q3140 022024

Annual Report  |  December 31, 2023
Vanguard Total Bond Market Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	4
Financial Statements	7
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Returns for Vanguard Total Bond Market Index Fund ranged from 5.60% for Investor Shares to 5.74% for Institutional Select Shares. The fund’s benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index, returned 5.60%.
•	With inflation continuing to ease, several major central banks slowed and eventually stopped hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	With yields ending 2023 mixed, U.S. Treasuries returned 4.05%, as measured by the Bloomberg U.S. Treasury Index. Returns were higher for corporate bonds (+8.52%) and for mortgage-backed bonds (+5.05%), as measured by components of the Bloomberg U.S. Aggregate Bond Index.
•	By credit quality, lower-rated investment-grade bonds generally fared better than higher-rated ones. By maturity, longer-dated bonds outperformed those with shorter maturities.
•	Over the past decade, fund share classes with at least 10 years of performance history recorded an average annual return of roughly 2%, in line with the fund’s benchmark index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,033.50	$0.77
ETF Shares	1,000.00	1,033.50	0.15
Admiral™ Shares	1,000.00	1,034.00	0.26
Institutional Shares	1,000.00	1,034.10	0.18
Institutional Plus Shares	1,000.00	1,034.10	0.15
Institutional Select Shares	1,000.00	1,034.20	0.05
Based on Hypothetical 5% Yearly Return
Total Bond Market Index Fund
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,025.05	0.15
Admiral Shares	1,000.00	1,024.95	0.26
Institutional Shares	1,000.00	1,025.03	0.18
Institutional Plus Shares	1,000.00	1,025.05	0.15
Institutional Select Shares	1,000.00	1,025.15	0.05
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.03% for ETF Shares, 0.05% for Admiral Shares, 0.035% for Institutional Shares, 0.03% for Institutional Plus Shares, and 0.01% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total Bond Market Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund Investor Shares	5.60%	1.01%	1.68%	$11,815
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund ETF Shares Net Asset Value	5.70%	1.12%	1.79%	$11,946
Total Bond Market Index Fund ETF Shares Market Price	5.70	1.10	1.77	11,922
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market Index Fund Admiral Shares	5.70%	1.11%	1.79%	$11,936
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Bond Market Index Fund Institutional Shares	5.72%	1.13%	1.80%	$5,975,955
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	5,994,522

See Financial Highlights for dividend and capital gains information.

Total Bond Market Index Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Total Bond Market Index Fund Institutional Plus Shares	5.72%	1.14%	1.81%	$119,603,090
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	119,890,440

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $3,000,000,000 Investment
Total Bond Market Index Fund Institutional Select Shares	5.74%	1.16%	0.94%	$3,219,704,700
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	0.96	3,224,556,600
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: December 31, 2013, Through December 31, 2023
	One Year	Five Years	Ten Years
Total Bond Market Index Fund ETF Shares Market Price	5.70%	5.63%	19.22%
Total Bond Market Index Fund ETF Shares Net Asset Value	5.70	5.72	19.46
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	5.98	19.89
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.

Total Bond Market Index Fund
Fund Allocation
As of December 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	2.4%
Corporate Bonds	27.1
Sovereign Bonds	3.5
Taxable Municipal Bonds	0.6
U.S. Government and Agency Obligations	66.4
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total Bond Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (65.9%)
U.S. Government Securities (44.6%)
	United States Treasury Note/Bond	1.375%	1/31/25	357,410	344,845
	United States Treasury Note/Bond	1.500%	2/15/25	668,890	645,479
	United States Treasury Note/Bond	2.000%	2/15/25	768,619	745,801
	United States Treasury Note/Bond	1.125%	2/28/25	263,961	253,485
	United States Treasury Note/Bond	2.750%	2/28/25	430,536	421,253
	United States Treasury Note/Bond	4.625%	2/28/25	984,945	984,176
	United States Treasury Note/Bond	1.750%	3/15/25	558,490	539,641
	United States Treasury Note/Bond	2.625%	3/31/25	196,581	191,912
	United States Treasury Note/Bond	3.875%	3/31/25	554,450	549,599
	United States Treasury Note/Bond	2.625%	4/15/25	755,663	737,007
	United States Treasury Note/Bond	0.375%	4/30/25	477,575	451,980
	United States Treasury Note/Bond	2.875%	4/30/25	221,884	216,995
	United States Treasury Note/Bond	3.875%	4/30/25	506,294	501,785
	United States Treasury Note/Bond	2.125%	5/15/25	528,002	511,089
	United States Treasury Note/Bond	2.750%	5/15/25	514,430	502,132
	United States Treasury Note/Bond	0.250%	5/31/25	605,161	569,891
	United States Treasury Note/Bond	2.875%	5/31/25	433,760	423,865
	United States Treasury Note/Bond	4.250%	5/31/25	928,666	925,183
	United States Treasury Note/Bond	2.875%	6/15/25	271,145	265,002
	United States Treasury Note/Bond	0.250%	6/30/25	928,465	871,887
	United States Treasury Note/Bond	2.750%	6/30/25	250,502	244,396
	United States Treasury Note/Bond	4.625%	6/30/25	398,796	399,793
	United States Treasury Note/Bond	3.000%	7/15/25	559,103	546,873
	United States Treasury Note/Bond	0.250%	7/31/25	724,215	678,159
	United States Treasury Note/Bond	2.875%	7/31/25	378,520	369,471
	United States Treasury Note/Bond	4.750%	7/31/25	827,811	831,692
	United States Treasury Note/Bond	2.000%	8/15/25	1,470,189	1,414,828
	United States Treasury Note/Bond	3.125%	8/15/25	472,145	462,702
	United States Treasury Note/Bond	0.250%	8/31/25	621,480	580,307
	United States Treasury Note/Bond	2.750%	8/31/25	496,600	483,409
	United States Treasury Note/Bond	5.000%	8/31/25	760,387	767,516
	United States Treasury Note/Bond	3.500%	9/15/25	403,797	397,866
	United States Treasury Note/Bond	0.250%	9/30/25	149,200	138,942
	United States Treasury Note/Bond	3.000%	9/30/25	559,032	546,192
	United States Treasury Note/Bond	5.000%	9/30/25	251,325	253,917
	United States Treasury Note/Bond	4.250%	10/15/25	779,520	778,180
	United States Treasury Note/Bond	0.250%	10/31/25	691,564	642,398
	United States Treasury Note/Bond	3.000%	10/31/25	204,886	200,116
	United States Treasury Note/Bond	5.000%	10/31/25	919,228	929,857
	United States Treasury Note/Bond	2.250%	11/15/25	742,427	715,050
	United States Treasury Note/Bond	4.500%	11/15/25	834,785	837,655
	United States Treasury Note/Bond	0.375%	11/30/25	874,670	812,213
	United States Treasury Note/Bond	2.875%	11/30/25	294,159	286,575
	United States Treasury Note/Bond	4.875%	11/30/25	1,091,936	1,103,367
	United States Treasury Note/Bond	4.000%	12/15/25	161,275	160,443
	United States Treasury Note/Bond	0.375%	12/31/25	420,643	389,883
	United States Treasury Note/Bond	2.625%	12/31/25	310,095	300,550
[1]	United States Treasury Note/Bond	4.250%	12/31/25	677,460	677,460
	United States Treasury Note/Bond	3.875%	1/15/26	151,513	150,377
	United States Treasury Note/Bond	0.375%	1/31/26	1,062,035	981,055
	United States Treasury Note/Bond	2.625%	1/31/26	439,960	426,143
	United States Treasury Note/Bond	1.625%	2/15/26	649,502	615,606
	United States Treasury Note/Bond	4.000%	2/15/26	505,410	503,199
	United States Treasury Note/Bond	0.500%	2/28/26	312,549	288,815
	United States Treasury Note/Bond	2.500%	2/28/26	339,050	327,236
	United States Treasury Note/Bond	4.625%	3/15/26	324,700	327,592
	United States Treasury Note/Bond	0.750%	3/31/26	445,505	413,484
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	2.250%	3/31/26	273,185	262,087
United States Treasury Note/Bond	3.750%	4/15/26	243,002	240,799
United States Treasury Note/Bond	0.750%	4/30/26	1,531,757	1,417,114
United States Treasury Note/Bond	2.375%	4/30/26	339,170	325,921
United States Treasury Note/Bond	1.625%	5/15/26	999,944	943,541
United States Treasury Note/Bond	3.625%	5/15/26	329,617	325,857
United States Treasury Note/Bond	0.750%	5/31/26	1,081,245	998,124
United States Treasury Note/Bond	2.125%	5/31/26	322,175	307,677
United States Treasury Note/Bond	4.125%	6/15/26	170,573	170,573
United States Treasury Note/Bond	0.875%	6/30/26	286,605	265,065
United States Treasury Note/Bond	1.875%	6/30/26	323,405	306,628
United States Treasury Note/Bond	4.500%	7/15/26	768,946	776,395
United States Treasury Note/Bond	0.625%	7/31/26	703,524	644,384
United States Treasury Note/Bond	1.875%	7/31/26	302,795	286,425
United States Treasury Note/Bond	1.500%	8/15/26	637,414	596,580
United States Treasury Note/Bond	4.375%	8/15/26	365,904	368,534
United States Treasury Note/Bond	6.750%	8/15/26	32,360	34,382
United States Treasury Note/Bond	0.750%	8/31/26	856,854	785,762
United States Treasury Note/Bond	1.375%	8/31/26	325,567	303,489
United States Treasury Note/Bond	4.625%	9/15/26	382,420	387,798
United States Treasury Note/Bond	0.875%	9/30/26	590,890	542,880
United States Treasury Note/Bond	1.625%	9/30/26	229,185	214,933
United States Treasury Note/Bond	4.625%	10/15/26	465,400	472,454
United States Treasury Note/Bond	1.125%	10/31/26	753,402	695,249
United States Treasury Note/Bond	1.625%	10/31/26	389,334	364,514
United States Treasury Note/Bond	2.000%	11/15/26	658,501	622,695
United States Treasury Note/Bond	4.625%	11/15/26	787,600	800,275
United States Treasury Note/Bond	6.500%	11/15/26	50,779	53,953
United States Treasury Note/Bond	1.250%	11/30/26	745,400	689,262
United States Treasury Note/Bond	1.625%	11/30/26	505,680	472,653
United States Treasury Note/Bond	4.375%	12/15/26	421,083	425,425
United States Treasury Note/Bond	1.250%	12/31/26	703,755	649,764
United States Treasury Note/Bond	1.750%	12/31/26	517,129	484,647
United States Treasury Note/Bond	1.500%	1/31/27	1,047,204	972,263
United States Treasury Note/Bond	2.250%	2/15/27	618,390	587,084
United States Treasury Note/Bond	6.625%	2/15/27	20,580	22,075
United States Treasury Note/Bond	1.875%	2/28/27	653,505	612,865
United States Treasury Note/Bond	0.625%	3/31/27	16,895	15,190
United States Treasury Note/Bond	2.500%	3/31/27	622,548	595,117
United States Treasury Note/Bond	0.500%	4/30/27	414,368	370,018
United States Treasury Note/Bond	2.750%	4/30/27	858,315	825,860
United States Treasury Note/Bond	2.375%	5/15/27	714,334	678,506
United States Treasury Note/Bond	0.500%	5/31/27	615,745	548,398
United States Treasury Note/Bond	2.625%	5/31/27	659,310	631,289
United States Treasury Note/Bond	0.500%	6/30/27	471,310	418,656
United States Treasury Note/Bond	3.250%	6/30/27	440,875	430,955
United States Treasury Note/Bond	0.375%	7/31/27	551,465	486,496
United States Treasury Note/Bond	2.750%	7/31/27	858,022	823,835
United States Treasury Note/Bond	2.250%	8/15/27	508,974	480,026
United States Treasury Note/Bond	6.375%	8/15/27	33,585	36,177
United States Treasury Note/Bond	0.500%	8/31/27	770,790	681,186
United States Treasury Note/Bond	3.125%	8/31/27	572,564	556,640
United States Treasury Note/Bond	0.375%	9/30/27	349,065	306,195
United States Treasury Note/Bond	4.125%	9/30/27	389,089	391,764
United States Treasury Note/Bond	0.500%	10/31/27	560,407	492,808
United States Treasury Note/Bond	4.125%	10/31/27	456,118	459,183
United States Treasury Note/Bond	2.250%	11/15/27	763,084	717,656
United States Treasury Note/Bond	0.625%	11/30/27	734,020	647,199
United States Treasury Note/Bond	3.875%	11/30/27	889,164	887,636

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.625%	12/31/27	647,600	569,483
	United States Treasury Note/Bond	3.875%	12/31/27	531,272	530,691
	United States Treasury Note/Bond	0.750%	1/31/28	781,212	688,931
	United States Treasury Note/Bond	3.500%	1/31/28	701,979	691,340
	United States Treasury Note/Bond	2.750%	2/15/28	667,601	638,185
	United States Treasury Note/Bond	1.125%	2/29/28	522,415	467,235
	United States Treasury Note/Bond	4.000%	2/29/28	309,742	310,904
	United States Treasury Note/Bond	1.250%	3/31/28	623,500	559,202
	United States Treasury Note/Bond	3.625%	3/31/28	681,765	674,521
	United States Treasury Note/Bond	1.250%	4/30/28	1,220,090	1,092,743
	United States Treasury Note/Bond	3.500%	4/30/28	426,941	420,403
	United States Treasury Note/Bond	2.875%	5/15/28	755,131	724,454
	United States Treasury Note/Bond	1.250%	5/31/28	927,915	829,469
	United States Treasury Note/Bond	3.625%	5/31/28	455,009	450,459
	United States Treasury Note/Bond	1.250%	6/30/28	702,448	626,715
	United States Treasury Note/Bond	4.000%	6/30/28	330,831	332,537
	United States Treasury Note/Bond	1.000%	7/31/28	774,321	681,282
	United States Treasury Note/Bond	4.125%	7/31/28	374,331	378,367
	United States Treasury Note/Bond	2.875%	8/15/28	951,438	910,705
	United States Treasury Note/Bond	5.500%	8/15/28	71,225	76,033
	United States Treasury Note/Bond	1.125%	8/31/28	627,455	554,219
	United States Treasury Note/Bond	4.375%	8/31/28	663,810	678,331
	United States Treasury Note/Bond	1.250%	9/30/28	683,265	605,757
	United States Treasury Note/Bond	4.625%	9/30/28	496,712	513,010
	United States Treasury Note/Bond	1.375%	10/31/28	615,915	548,453
	United States Treasury Note/Bond	4.875%	10/31/28	447,807	467,678
	United States Treasury Note/Bond	3.125%	11/15/28	817,900	790,551
	United States Treasury Note/Bond	5.250%	11/15/28	45,485	48,143
	United States Treasury Note/Bond	1.500%	11/30/28	740,490	662,276
	United States Treasury Note/Bond	4.375%	11/30/28	902,070	923,635
	United States Treasury Note/Bond	1.375%	12/31/28	468,761	416,099
[1]	United States Treasury Note/Bond	3.750%	12/31/28	453,700	451,857
	United States Treasury Note/Bond	1.750%	1/31/29	693,066	625,709
	United States Treasury Note/Bond	2.625%	2/15/29	766,866	722,532
	United States Treasury Note/Bond	5.250%	2/15/29	45,278	48,009
	United States Treasury Note/Bond	1.875%	2/28/29	702,420	637,227
	United States Treasury Note/Bond	2.375%	3/31/29	710,735	660,317
	United States Treasury Note/Bond	2.875%	4/30/29	599,075	570,338
	United States Treasury Note/Bond	2.375%	5/15/29	834,838	774,573
	United States Treasury Note/Bond	2.750%	5/31/29	676,910	639,680
	United States Treasury Note/Bond	3.250%	6/30/29	781,865	757,554
	United States Treasury Note/Bond	2.625%	7/31/29	798,704	748,785
	United States Treasury Note/Bond	1.625%	8/15/29	609,344	542,697
	United States Treasury Note/Bond	6.125%	8/15/29	59,381	65,820
	United States Treasury Note/Bond	3.125%	8/31/29	92,830	89,262
	United States Treasury Note/Bond	3.875%	9/30/29	485,047	484,516
	United States Treasury Note/Bond	4.000%	10/31/29	460,425	463,015
	United States Treasury Note/Bond	1.750%	11/15/29	266,327	237,863
	United States Treasury Note/Bond	3.875%	11/30/29	552,570	552,052
	United States Treasury Note/Bond	3.875%	12/31/29	458,974	458,616
	United States Treasury Note/Bond	3.500%	1/31/30	443,495	434,209
	United States Treasury Note/Bond	1.500%	2/15/30	248,309	216,495
	United States Treasury Note/Bond	4.000%	2/28/30	540,880	544,091
	United States Treasury Note/Bond	3.625%	3/31/30	275,425	271,423
	United States Treasury Note/Bond	3.500%	4/30/30	184,025	180,028
	United States Treasury Note/Bond	0.625%	5/15/30	1,175,362	961,226
	United States Treasury Note/Bond	6.250%	5/15/30	100,653	113,659
	United States Treasury Note/Bond	3.750%	5/31/30	737,676	731,913
	United States Treasury Note/Bond	3.750%	6/30/30	237,140	235,250
	United States Treasury Note/Bond	4.000%	7/31/30	239,571	241,106
	United States Treasury Note/Bond	0.625%	8/15/30	1,388,244	1,127,081
	United States Treasury Note/Bond	4.125%	8/31/30	567,455	575,258
	United States Treasury Note/Bond	4.625%	9/30/30	446,027	465,471
	United States Treasury Note/Bond	4.875%	10/31/30	371,005	392,917
	United States Treasury Note/Bond	0.875%	11/15/30	1,423,599	1,170,910
	United States Treasury Note/Bond	4.375%	11/30/30	654,550	673,880
[1]	United States Treasury Note/Bond	3.750%	12/31/30	570,350	566,161
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	1.125%	2/15/31	798,340	666,988
United States Treasury Note/Bond	5.375%	2/15/31	350,937	383,837
United States Treasury Note/Bond	1.625%	5/15/31	1,332,997	1,144,711
United States Treasury Note/Bond	1.250%	8/15/31	1,503,201	1,245,778
United States Treasury Note/Bond	1.375%	11/15/31	1,766,444	1,468,632
United States Treasury Note/Bond	1.875%	2/15/32	1,745,172	1,502,212
United States Treasury Note/Bond	2.875%	5/15/32	1,354,960	1,257,572
United States Treasury Note/Bond	2.750%	8/15/32	1,425,560	1,307,506
United States Treasury Note/Bond	4.125%	11/15/32	1,356,263	1,380,634
United States Treasury Note/Bond	3.500%	2/15/33	1,298,284	1,260,756
United States Treasury Note/Bond	3.375%	5/15/33	1,284,341	1,234,573
United States Treasury Note/Bond	3.875%	8/15/33	1,265,130	1,265,525
United States Treasury Note/Bond	4.500%	11/15/33	989,902	1,040,944
United States Treasury Note/Bond	4.500%	2/15/36	268,193	286,464
United States Treasury Note/Bond	4.375%	2/15/38	154,063	162,151
United States Treasury Note/Bond	4.500%	5/15/38	191,303	203,558
United States Treasury Note/Bond	3.500%	2/15/39	142,761	135,377
United States Treasury Note/Bond	4.250%	5/15/39	118,361	122,152
United States Treasury Note/Bond	4.500%	8/15/39	120,862	128,151
United States Treasury Note/Bond	4.375%	11/15/39	241,746	252,322
United States Treasury Note/Bond	4.625%	2/15/40	205,527	220,428
United States Treasury Note/Bond	1.125%	5/15/40	375,855	242,779
United States Treasury Note/Bond	4.375%	5/15/40	184,735	192,240
United States Treasury Note/Bond	1.125%	8/15/40	779,680	498,752
United States Treasury Note/Bond	3.875%	8/15/40	211,862	207,029
United States Treasury Note/Bond	1.375%	11/15/40	541,720	360,498
United States Treasury Note/Bond	4.250%	11/15/40	160,582	163,994
United States Treasury Note/Bond	1.875%	2/15/41	1,006,604	725,699
United States Treasury Note/Bond	4.750%	2/15/41	120,430	130,516
United States Treasury Note/Bond	2.250%	5/15/41	601,982	460,046
United States Treasury Note/Bond	4.375%	5/15/41	146,728	151,634
United States Treasury Note/Bond	1.750%	8/15/41	855,911	596,998
United States Treasury Note/Bond	3.750%	8/15/41	89,325	85,194
United States Treasury Note/Bond	2.000%	11/15/41	796,875	578,357
United States Treasury Note/Bond	3.125%	11/15/41	78,330	68,294
United States Treasury Note/Bond	2.375%	2/15/42	521,438	401,507
United States Treasury Note/Bond	3.125%	2/15/42	184,032	159,907
United States Treasury Note/Bond	3.000%	5/15/42	163,799	138,973
United States Treasury Note/Bond	3.250%	5/15/42	441,144	388,276
United States Treasury Note/Bond	2.750%	8/15/42	274,904	223,489
United States Treasury Note/Bond	3.375%	8/15/42	361,183	323,146
United States Treasury Note/Bond	2.750%	11/15/42	278,745	225,957
United States Treasury Note/Bond	4.000%	11/15/42	509,791	497,046
United States Treasury Note/Bond	3.125%	2/15/43	313,408	268,600
United States Treasury Note/Bond	3.875%	2/15/43	469,209	448,974
United States Treasury Note/Bond	2.875%	5/15/43	285,415	234,932
United States Treasury Note/Bond	3.875%	5/15/43	324,876	310,815
United States Treasury Note/Bond	3.625%	8/15/43	306,820	282,849
United States Treasury Note/Bond	4.375%	8/15/43	288,639	295,629
United States Treasury Note/Bond	3.750%	11/15/43	362,086	339,116
United States Treasury Note/Bond	4.750%	11/15/43	213,314	229,546
United States Treasury Note/Bond	3.625%	2/15/44	341,732	313,966
United States Treasury Note/Bond	3.375%	5/15/44	456,416	403,358
United States Treasury Note/Bond	3.125%	8/15/44	483,385	410,273
United States Treasury Note/Bond	3.000%	11/15/44	365,342	303,234
United States Treasury Note/Bond	2.500%	2/15/45	433,871	329,471
United States Treasury Note/Bond	3.000%	5/15/45	344,262	284,769
United States Treasury Note/Bond	2.875%	8/15/45	304,028	245,883
United States Treasury Note/Bond	3.000%	11/15/45	177,935	146,796
United States Treasury Note/Bond	2.500%	2/15/46	329,180	247,708
United States Treasury Note/Bond	2.500%	5/15/46	524,800	394,092
United States Treasury Note/Bond	2.250%	8/15/46	452,789	322,895
United States Treasury Note/Bond	2.875%	11/15/46	392,675	315,367
United States Treasury Note/Bond	3.000%	2/15/47	473,745	388,545
United States Treasury Note/Bond	3.000%	5/15/47	243,979	199,986
United States Treasury Note/Bond	2.750%	8/15/47	399,513	312,307
United States Treasury Note/Bond	2.750%	11/15/47	418,239	326,749

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	525,706	429,929
	United States Treasury Note/Bond	3.125%	5/15/48	558,094	466,619
	United States Treasury Note/Bond	3.000%	8/15/48	632,142	516,579
	United States Treasury Note/Bond	3.375%	11/15/48	536,297	469,092
	United States Treasury Note/Bond	3.000%	2/15/49	549,016	448,477
	United States Treasury Note/Bond	2.875%	5/15/49	583,013	465,226
	United States Treasury Note/Bond	2.250%	8/15/49	317,320	222,520
	United States Treasury Note/Bond	2.375%	11/15/49	167,356	120,549
	United States Treasury Note/Bond	2.000%	2/15/50	333,686	220,441
	United States Treasury Note/Bond	1.250%	5/15/50	818,137	443,072
	United States Treasury Note/Bond	1.375%	8/15/50	885,374	495,671
	United States Treasury Note/Bond	1.625%	11/15/50	989,697	592,272
	United States Treasury Note/Bond	1.875%	2/15/51	956,460	609,444
	United States Treasury Note/Bond	2.375%	5/15/51	981,223	703,414
	United States Treasury Note/Bond	2.000%	8/15/51	989,256	648,890
	United States Treasury Note/Bond	1.875%	11/15/51	1,083,914	688,455
	United States Treasury Note/Bond	2.250%	2/15/52	940,502	654,825
	United States Treasury Note/Bond	2.875%	5/15/52	787,136	629,463
	United States Treasury Note/Bond	3.000%	8/15/52	794,895	652,808
	United States Treasury Note/Bond	4.000%	11/15/52	410,054	406,210
	United States Treasury Note/Bond	3.625%	2/15/53	876,656	812,962
	United States Treasury Note/Bond	3.625%	5/15/53	891,644	827,975
	United States Treasury Note/Bond	4.125%	8/15/53	805,863	818,203
	United States Treasury Note/Bond	4.750%	11/15/53	441,470	497,275
					140,527,384
Agency Bonds and Notes (1.0%)
[2]	AID-Israel	5.500%	9/18/33	6,775	7,454
[2]	AID-Jordan	3.000%	6/30/25	5,200	5,056
	Federal Farm Credit Banks	1.125%	1/6/25	13,020	12,547
	Federal Farm Credit Banks	4.500%	1/10/25	12,090	12,048
	Federal Farm Credit Banks	1.750%	2/14/25	20,060	19,418
	Federal Farm Credit Banks	2.510%	4/1/25	11,125	10,851
	Federal Farm Credit Banks	4.250%	9/30/25	19,040	18,985
	Federal Farm Credit Banks	5.125%	10/10/25	39,025	39,506
	Federal Farm Credit Banks	4.000%	1/13/26	11,000	10,936
	Federal Farm Credit Banks	3.875%	2/2/26	8,000	7,937
	Federal Farm Credit Banks	4.750%	3/9/26	8,975	9,069
	Federal Farm Credit Banks	4.375%	6/23/26	38,425	38,563
	Federal Farm Credit Banks	4.500%	8/14/26	13,550	13,669
	Federal Home Loan Banks	5.000%	2/28/25	13,175	13,215
	Federal Home Loan Banks	0.500%	4/14/25	166,475	158,161
	Federal Home Loan Banks	4.625%	6/6/25	64,190	64,280
	Federal Home Loan Banks	0.375%	9/4/25	11,100	10,391
	Federal Home Loan Banks	4.500%	12/12/25	17,985	18,038
	Federal Home Loan Banks	4.375%	6/12/26	13,025	13,074
	Federal Home Loan Banks	4.625%	11/17/26	39,400	39,954
	Federal Home Loan Banks	1.250%	12/21/26	41,100	37,856
	Federal Home Loan Banks	4.000%	6/30/28	63,430	63,637
	Federal Home Loan Banks	3.250%	11/16/28	385,485	374,117
[3]	Federal Home Loan Banks	5.500%	7/15/36	44,000	49,548
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	39,850	38,474
[4,5]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	93,255	87,627
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	329,570	307,867
[4,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	191,366	217,843
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	90,654	105,769
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	11,429	13,196
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	72,060	69,785
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	50,310	47,828
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	68,250	64,429
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	84,475	79,103
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	76,850	71,652
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	34,025	32,470
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	77,005	72,623
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	293,775	260,787
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	27,839	30,880
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	26,389	30,694
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	68,812	81,015
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	293,140	240,053
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	29,750	34,252
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	10,790	12,250
[5]	Private Export Funding Corp.	3.250%	6/15/25	2,475	2,427
[5]	Private Export Funding Corp.	1.400%	7/15/28	11,650	10,369
[5]	Resolution Funding Corp.	8.625%	1/15/30	110	135
	Tennessee Valley Authority	0.750%	5/15/25	6,825	6,473
[5]	Tennessee Valley Authority	6.750%	11/1/25	17,306	17,987
[5]	Tennessee Valley Authority	2.875%	2/1/27	30,250	29,130
	Tennessee Valley Authority	3.875%	3/15/28	19,075	18,991
	Tennessee Valley Authority	7.125%	5/1/30	27,165	31,622
	Tennessee Valley Authority	1.500%	9/15/31	13,725	11,198
[5]	Tennessee Valley Authority	4.700%	7/15/33	7,950	8,197
	Tennessee Valley Authority	4.650%	6/15/35	15,169	15,489
	Tennessee Valley Authority	5.880%	4/1/36	10,800	12,277
	Tennessee Valley Authority	6.150%	1/15/38	920	1,062
	Tennessee Valley Authority	5.500%	6/15/38	2,550	2,792
	Tennessee Valley Authority	5.250%	9/15/39	30,250	32,112
	Tennessee Valley Authority	3.500%	12/15/42	2,100	1,774
	Tennessee Valley Authority	4.875%	1/15/48	6,951	7,093
	Tennessee Valley Authority	4.250%	9/15/52	12,300	11,395
	Tennessee Valley Authority	5.375%	4/1/56	21,250	23,396
	Tennessee Valley Authority	4.625%	9/15/60	7,468	7,320
	Tennessee Valley Authority	4.250%	9/15/65	14,725	13,485
					3,211,631
Conventional Mortgage-Backed Securities (20.3%)
[4,5]	Fannie Mae Pool	6.000%	1/1/26– 3/1/35	95	97
[4,5]	Fannie Mae Pool	6.500%	2/1/29– 9/1/32	72	74
[4,5]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	16,489	15,268
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27– 3/1/37	232,534	219,986
[4,5]	Freddie Mac Gold Pool	3.000%	1/1/24– 12/1/47	755,366	697,481
[4,5]	Freddie Mac Gold Pool	3.500%	4/1/24– 7/1/48	922,212	868,080
[4,5]	Freddie Mac Gold Pool	4.000%	2/1/24– 2/1/49	597,476	578,490
[4,5]	Freddie Mac Gold Pool	4.500%	2/1/24– 1/1/49	287,640	285,913
[4,5]	Freddie Mac Gold Pool	5.000%	1/1/24– 11/1/48	99,201	101,450
[4,5]	Freddie Mac Gold Pool	5.500%	1/1/24– 6/1/41	65,647	68,129
[4,5]	Freddie Mac Gold Pool	6.000%	2/1/26– 5/1/40	32,255	33,701
[4,5]	Freddie Mac Gold Pool	7.000%	1/1/24– 12/1/38	3,898	4,047
[4,5]	Freddie Mac Gold Pool	7.500%	5/1/24– 2/1/32	194	200
[4,5]	Freddie Mac Gold Pool	8.000%	5/1/24– 11/1/31	284	298
[4,5]	Freddie Mac Gold Pool	8.500%	5/1/24– 7/1/31	33	34
[4,5]	Freddie Mac Gold Pool	9.000%	12/1/24– 3/1/31	40	42
[5]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	52,638	47,991
[5]	Ginnie Mae I Pool	3.500%	11/15/25– 7/15/45	62,167	59,168

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ginnie Mae I Pool	4.000%	6/15/24– 6/15/46	77,714	75,484
[5]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	75,908	75,566
[5]	Ginnie Mae I Pool	5.000%	3/15/34– 4/15/41	35,662	36,449
[5]	Ginnie Mae I Pool	5.500%	2/15/41	43	45
[5]	Ginnie Mae I Pool	6.000%	10/15/29– 6/15/41	1,816	1,855
[5]	Ginnie Mae I Pool	6.500%	2/15/24– 1/15/39	5,019	5,126
[5]	Ginnie Mae I Pool	7.000%	4/15/24– 9/15/36	1,136	1,171
[5]	Ginnie Mae I Pool	7.500%	5/15/24– 6/15/32	500	517
[5]	Ginnie Mae I Pool	8.000%	3/15/24– 12/15/30	252	262
[5]	Ginnie Mae I Pool	8.500%	7/15/24– 3/15/31	49	51
[5]	Ginnie Mae I Pool	9.000%	12/15/24– 1/15/31	75	81
[5]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	62,292	50,613
[5]	Ginnie Mae II Pool	2.000%	8/20/50– 5/20/52	2,480,070	2,103,656
[5]	Ginnie Mae II Pool	2.500%	6/20/27– 11/20/52	2,528,509	2,219,023
[5]	Ginnie Mae II Pool	3.000%	10/20/26– 8/20/52	2,499,089	2,283,076
[5]	Ginnie Mae II Pool	3.500%	9/20/25– 6/20/53	1,920,497	1,810,947
[5]	Ginnie Mae II Pool	4.000%	9/20/25– 1/20/53	1,320,749	1,277,319
[1,5]	Ginnie Mae II Pool	4.500%	8/20/33– 1/15/54	1,260,427	1,237,633
[1,5]	Ginnie Mae II Pool	5.000%	12/20/32– 1/15/54	1,301,430	1,297,855
[1,5]	Ginnie Mae II Pool	5.500%	1/20/49– 1/15/54	1,114,197	1,122,647
[1,5]	Ginnie Mae II Pool	6.000%	9/20/33– 1/15/54	830,276	845,325
[1,5]	Ginnie Mae II Pool	6.500%	3/20/31– 1/15/54	460,233	471,194
[1,5]	Ginnie Mae II Pool	7.000%	3/20/28– 1/15/54	125,988	129,934
[1,5]	Ginnie Mae II Pool	7.500%	8/20/30– 1/15/54	18,361	18,919
[5]	Ginnie Mae II Pool	8.500%	10/20/30	3	3
[1,4,5]	UMBS Pool	1.500%	7/1/35– 6/1/52	3,275,671	2,675,759
[1,4,5]	UMBS Pool	2.000%	11/1/27– 1/25/54	13,707,470	11,479,025
[1,4,5]	UMBS Pool	2.500%	11/1/26– 1/25/54	9,651,982	8,365,080
[1,4,5]	UMBS Pool	3.000%	11/1/25– 1/25/54	6,008,436	5,423,660
[1,4,5]	UMBS Pool	3.500%	8/1/25– 1/25/54	3,626,808	3,383,459
[4,5]	UMBS Pool	4.000%	2/1/24– 12/1/52	3,102,483	2,973,643
[1,4,5]	UMBS Pool	4.500%	5/1/24– 1/25/54	2,507,395	2,453,870
[4,5]	UMBS Pool	5.000%	5/1/24– 12/1/53	2,792,281	2,778,857
[1,4,5]	UMBS Pool	5.500%	4/1/24– 1/25/54	2,731,258	2,758,916
[1,4,5]	UMBS Pool	6.000%	1/1/24– 1/25/54	2,016,749	2,060,336
[1,4,5]	UMBS Pool	6.500%	11/1/52– 1/25/54	1,192,112	1,226,015
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4,5]	UMBS Pool	7.000%	1/1/24– 1/25/54	239,564	248,386
[1,4,5]	UMBS Pool	7.500%	1/1/24– 1/25/54	18,758	19,445
[4,5]	UMBS Pool	8.000%	7/1/24– 9/1/31	157	166
[4,5]	UMBS Pool	8.500%	7/1/24– 5/1/32	69	69
[4,5]	UMBS Pool	9.000%	8/1/24– 8/1/30	10	11
[4,5]	UMBS Pool	9.500%	2/1/25– 11/1/25	5	5
					63,891,902
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	343	350
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.185%	5.080%	5/1/36	25	26
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.190%	6.315%	12/1/36	3	3
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.235%	6.360%	12/1/35	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.268%	4.643%	5/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.268%	6.393%	9/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.275%	6.400%	11/1/32	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	59	60
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.290%	4.135%	12/1/41	289	289
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	584	581
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.335%	3.710%	1/1/35	4	4
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.683%	7/1/36	121	124
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.460%	3.835%	2/1/37	1	1
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	10/1/37	227	227
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.477%	4.693%	3/1/43	1,077	1,093
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	197	198
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	245	249
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.558%	5.808%	9/1/43	113	114
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.808%	7/1/43	1,283	1,331
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.585%	5.835%	10/1/34	2	2
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.589%	5.312%	6/1/43	365	376
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.597%	5.847%	11/1/33	58	58
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.600%	5.850%	8/1/35	353	361
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.618%	4.317%	4/1/37	6	6
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.623%	3.998%	2/1/36	93	93
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.627%	4.127%	3/1/38	61	62
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.633%	5.883%	1/1/35	1	1
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	55	56

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.640%	5.890%	1/1/42	341	356
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.658%	5.908%	7/1/35	310	312
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	92	93
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.673%	5.861%	10/1/42	274	282
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.680%	5.291%	6/1/42	350	359
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.682%	4.057%	1/1/37	65	65
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.188%	5/1/40	112	115
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39– 9/1/42	848	869
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	127	129
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	117	119
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.699%	5.831%	8/1/39	559	562
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	175	180
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	42	44
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	450	467
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.703%	4.332%	4/1/36	110	111
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	69	71
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.737%	5.987%	9/1/34	71	73
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.742%	4.612%	5/1/42	333	336
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.812%	9/1/43	516	529
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.747%	5.849%	7/1/41	798	833
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.748%	4.381%	5/1/35	75	76
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.749%	5.999%	12/1/33	47	48
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	4.175%	2/1/36	87	90
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	159	162
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.773%	4.877%	5/1/42	52	53
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.774%	6.024%	4/1/36	31	32
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.780%	4.280%	2/1/41	183	186
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.784%	5.269%	7/1/42	306	310
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.724%	3/1/42	161	166
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	4.446%	3/1/42	412	425
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.832%	8/1/42	1,022	1,049
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.796%	5.965%	11/1/39	159	162
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	500	518
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.807%	4.733%	3/1/41	270	279
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	9/1/33– 12/1/40	582	597
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	5.900%	1/1/42	254	263
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41	252	262
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.243%	2/1/41	236	243
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.450%	5/1/41	314	323
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.565%	6/1/41	68	71
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40– 12/1/41	809	841
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.825%	4.575%	3/1/41	261	269
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.076%	7/1/38	125	130
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	4.485%	4/1/41	514	527
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.658%	2/1/42	322	334
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	356	372
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.011%	1/1/40	91	94
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	5/1/40	85	86
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.836%	5.316%	2/1/41	193	199
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	222	228
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	215	218
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.843%	4.995%	4/1/37	28	29
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.862%	6.061%	9/1/40	189	193
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.880%	5.901%	11/1/34	144	148
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/37	188	192
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.925%	6.175%	10/1/37	5	6
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 2.130%	5.667%	10/1/36	158	161
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.809%	4/1/37	282	286
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.411%	5.203%	7/1/34	37	37
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.090%	8/1/37	269	277
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.486%	2/1/36	92	93
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	61	61
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.183%	11/1/36	76	78
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	361	366
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	6.440%	12/1/34	19	19
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.409%	6.534%	11/1/33	1	1
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	4.568%	10/1/36	223	229
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	4.650%	9/1/37	18	18
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.474%	4.441%	3/1/37	5	5
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.550%	4.050%	4/1/37	1	1

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	4.057%	3/1/37	18	18
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.625%	3.875%	1/1/38	66	66
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.390%	5/1/42	50	51
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.659%	12/1/36	150	154
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	11/1/43	142	147
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	138	138
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	81	81
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	4.073%	2/1/37	152	156
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	3.998%	1/1/35	18	18
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	154	154
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	3.995%	12/1/40	317	325
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	4.000%	5/1/33	8	8
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	4.412%	3/1/36	8	8
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.125%	5/1/38	35	36
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.000%	12/1/34	2	3
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.767%	4.845%	6/1/37	229	230
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.780%	5.674%	3/1/36	2	2
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.791%	5.880%	6/1/41	8	8
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.823%	5.137%	12/1/35	96	96
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.845%	5.021%	2/1/42	124	128
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.847%	5.916%	3/1/42	90	92
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	70	72
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.130%	12/1/40	43	44
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.203%	1/1/41	402	412
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.380%	3/1/41	47	49
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.255%	5/1/40	13	14
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.357%	5/1/40	47	49
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.849%	6/1/41	90	93
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.129%	8/1/37	142	145
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40	245	253
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.598%	6/1/40	69	71
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	4.774%	2/1/42	104	107
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.145%	9/1/40	118	121
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.896%	5.858%	12/1/39	48	49
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40– 11/1/40	274	283
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.218%	1/1/41	64	65
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.389%	2/1/41	92	95
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.410%	2/1/41	125	129
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	4.451%	3/1/37	183	184
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	4.585%	3/1/38	63	66
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.020%	6/1/37	252	253
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	7.132%	5/1/37	12	12
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	7.320%	3/1/37	27	28
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.373%	1/1/37	337	342
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/43	2,111	2,104
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	1/20/41– 1/20/44	3,581	3,521
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	328	329
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	6/20/29– 6/20/43	1,691	1,675
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	94	94
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	51	51
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	86	84
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	114	121
					35,225
Total U.S. Government and Agency Obligations (Cost $224,358,044)					207,666,142
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
[5]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	7,440	7,322
[5]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	650	632
[5]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	9,475	9,425
[5]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,625	2,621
[5]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	3,881	3,927
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,190	1,207
[5]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	28,300	27,301
[5]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	49,500	48,495
[5]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	28,300	27,833
[5]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	12,686	12,752
[5]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	19,700	19,852
[5]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	5,700	5,768
[5]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	7,400	7,527
[5]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	7,400	7,613
[5]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	657	651

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,675	1,652
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,350	1,290
[5]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	280	277
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	607	593
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	525	498
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	1,150	1,070
[5]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	3,425	3,455
[5]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,500	1,513
[5]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	3,715	3,662
[5]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	8,270	8,112
[5]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	14,500	14,547
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	931	911
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	4,100	3,945
[5]	BANK Series 2017-BNK5	3.390%	6/15/60	9,750	9,199
[5]	BANK Series 2017-BNK5	3.624%	6/15/60	4,450	4,128
[5]	BANK Series 2017-BNK6	3.254%	7/15/60	5,500	5,169
[5]	BANK Series 2017-BNK6	3.518%	7/15/60	3,388	3,207
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	3,388	3,099
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	6,984	6,513
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	5,790	5,456
[5]	BANK Series 2017-BNK7	3.748%	9/15/60	4,100	3,798
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	8,000	7,199
[5]	BANK Series 2017-BNK8	3.731%	11/15/50	1,325	1,100
[5]	BANK Series 2017-BNK8	4.094%	11/15/50	1,955	1,296
[5]	BANK Series 2017-BNK9	3.279%	11/15/54	3,553	3,376
[5]	BANK Series 2017-BNK9	3.538%	11/15/54	8,000	7,460
[5]	BANK Series 2018-BNK10	3.641%	2/15/61	1,490	1,437
[5]	BANK Series 2018-BNK10	3.688%	2/15/61	7,600	7,197
[5]	BANK Series 2018-BNK10	3.898%	2/15/61	2,100	1,924
[5]	BANK Series 2018-BNK11	4.046%	3/15/61	5,550	5,313
[5]	BANK Series 2018-BNK12	4.255%	5/15/61	6,550	6,322
[5]	BANK Series 2018-BNK12	4.345%	5/15/61	2,100	1,952
[5]	BANK Series 2018-BNK13	3.953%	8/15/61	2,300	2,173
[5]	BANK Series 2018-BNK13	4.217%	8/15/61	8,600	8,249
[5]	BANK Series 2018-BNK14	3.966%	9/15/60	1,600	1,516
[5]	BANK Series 2018-BNK14	4.128%	9/15/60	1,350	1,344
[5]	BANK Series 2018-BNK14	4.231%	9/15/60	3,575	3,448
[5]	BANK Series 2018-BNK14	4.481%	9/15/60	1,550	1,428
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	7,690	7,470
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	6,625	6,286
[5]	BANK Series 2019-BNK17	3.714%	4/15/52	7,350	6,891
[5]	BANK Series 2019-BNK17	3.976%	4/15/52	1,750	1,588
[5]	BANK Series 2019-BNK18	3.584%	5/15/62	21,125	18,430
[5]	BANK Series 2019-BNK18	3.826%	5/15/62	2,575	2,264
[5]	BANK Series 2019-BNK19	3.183%	8/15/61	15,850	13,598
[5]	BANK Series 2019-BNK19	4.029%	8/15/61	2,240	1,350
[5]	BANK Series 2019-BNK20	3.011%	9/15/62	10,250	8,723
[5]	BANK Series 2019-BNK21	2.851%	10/17/52	21,600	18,756
[5]	BANK Series 2019-BNK21	3.093%	10/17/52	4,325	3,412
[5]	BANK Series 2019-BNK22	2.978%	11/15/62	16,943	14,951
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	10,705	9,460
[5]	BANK Series 2019-BNK23	3.203%	12/15/52	4,000	3,203
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	8,050	7,153
[5]	BANK Series 2019-BNK24	3.283%	11/15/62	3,750	3,247
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BANK Series 2020-BNK25	2.649%	1/15/63	11,830	10,107
[5]	BANK Series 2020-BNK25	2.841%	1/15/63	3,685	3,031
[5]	BANK Series 2020-BNK26	2.403%	3/15/63	10,460	8,871
[5]	BANK Series 2020-BNK26	2.687%	3/15/63	3,310	2,490
[5]	BANK Series 2020-BNK27	2.144%	4/15/63	9,540	7,833
[5]	BANK Series 2020-BNK27	2.551%	4/15/63	2,825	2,257
[5]	BANK Series 2020-BNK28	1.844%	3/15/63	2,810	2,310
[5]	BANK Series 2020-BNK29	1.997%	11/15/53	6,188	4,919
[5]	BANK Series 2020-BNK30	1.925%	12/15/53	4,700	3,748
[5]	BANK Series 2020-BNK30	2.111%	12/15/53	550	420
[5]	BANK Series 2021-BNK31	2.036%	2/15/54	3,300	2,708
[5]	BANK Series 2021-BNK31	2.211%	2/15/54	1,925	1,486
[5]	BANK Series 2021-BNK32	2.643%	4/15/54	5,350	4,586
[5]	BANK Series 2021-BNK33	2.556%	5/15/64	9,535	8,068
[5]	BANK Series 2021-BNK34	2.438%	6/15/63	9,750	7,812
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	5,829	4,836
[5]	BANK Series 2021-BNK36	2.470%	9/15/64	8,550	7,171
[5]	BANK Series 2021-BNK36	2.695%	9/15/64	2,625	2,134
[5]	BANK Series 2021-BNK37	2.618%	11/15/64	8,250	6,935
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	11,575	11,051
[5]	BANK Series 2022-BNK43	4.830%	8/15/55	2,375	2,177
[5]	BANK Series 2023-5YR2	6.656%	7/15/56	7,750	8,204
[5]	BANK Series 2023-5YR2	7.140%	7/15/56	2,575	2,678
[5]	BANK Series 2023-5YR3	6.724%	9/15/56	3,850	4,103
[5]	BANK Series 2023-5YR3	7.315%	9/15/56	4,059	4,281
[5]	BANK Series 2023-5YR3	7.315%	9/15/56	2,000	2,059
[5]	BANK Series 2023-5YR4	6.500%	12/15/56	1,250	1,322
[5]	BANK Series 2023-5YR4	7.274%	12/15/56	650	691
[5]	BANK Series 2023-BNK45	5.203%	2/15/56	3,875	3,921
[5]	BANK Series 2023-BNK45	5.651%	2/15/56	2,200	2,239
[5]	BANK Series 2023-BNK46	5.745%	8/15/56	7,700	8,121
[5]	BANK Series 2023-BNK46	6.385%	8/15/56	1,784	1,862
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	9,108	8,656
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	3,542	3,264
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	21,595	20,073
[5]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	15,870	14,202
[5]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,325	1,077
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	8,975	8,071
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	5,375	4,690
[5]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	6,250	6,093
[5]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	20,375	20,387
[5]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	17,475	16,552
[5]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	4,675	4,332
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	8,350	8,076
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	7,635	6,682
[5]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	2,000	1,676
[5]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	2,520	2,118
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	8,225	6,831
[5]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,685	1,351

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	9,525	7,992
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	3,175	2,639
[5]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,325	1,049
[5]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	5,225	4,400
[5]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	13,150	11,333
[5]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,067
[5]	BBCMS Mortgage Trust Series 2023-5C23	7.703%	12/15/56	250	263
[5]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,875	3,979
[5]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,300	1,321
[5]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,575	2,678
[5]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	1,025	1,031
[5]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	7,700	8,236
[5]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	4,100	4,252
[5]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	1,300	1,322
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	5,200	5,890
[5]	BBCMS Mortgage Trust Series 2023-C22	7.126%	11/15/56	1,550	1,732
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	9,500	8,068
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	7,960	7,444
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,600	2,331
[5]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	1,154	1,104
[5]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	17,575	16,482
[5]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	8,225	6,865
[5]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	841	823
[5]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	13,150	12,449
[5]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	18,625	17,791
[5]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	3,250	2,973
[5]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	8,850	8,477
[5]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,610
[5]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	4,025	3,807
[5]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	1,250	1,144
[5]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	22,400	21,515
[5]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	10,690	10,070
[5]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	3,400	3,013
[5]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,682	2,482
[5]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,281	5,840
[5]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	6,100	5,693
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	2,600	2,384
[5]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	2,400	2,160
[5]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	15,840	14,113
[5]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	4,225	3,318
[5]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	3,600	3,216
[5]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	13,650	12,236
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	13,355	11,450
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	25,275	22,177
[5]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,295	1,075
[5]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,500	2,322
[5]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	5,530	4,583
[5]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,655	1,323
[5]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	3,375	2,680
[5]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	1,125	805
[5]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	6,725	5,320
[5]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	555	423
[5]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	8,350	6,769
[5]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	850	667
[5]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	6,100	4,907
[5]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	7,900	6,300
[5]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,640	1,923
[5]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	12,150	9,564
[5]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	4,400	3,287
[5]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	7,550	6,151
[5]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,625	1,273
[5]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	7,850	6,331
[5]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,675	2,815
[5]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	5,275	4,290
[5]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	5,275	4,320
[5]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	1,075	921
[5]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	3,175	2,632
[5]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	1,075	850
[5]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	13,225	11,076
[5]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	4,685	3,944
[5]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	14,450	11,802

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	4,200	3,370
[5]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	4,225	3,753
[5]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	3,275	2,836
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	5,225	4,983
[5]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,600	1,444
[5]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	12,925	13,605
[5]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	4,150	4,287
[5]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	5,225	5,354
[5]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,600	2,642
[5]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,300	1,362
[5]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	4,140	4,302
[5]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,675	3,267
[5]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	4,275	4,222
[5]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	13,125	13,331
[5]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	1,875	1,815
[5]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	2,000	2,107
[5]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	1,000	1,036
[5]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	1,800	1,951
[5]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	3,800	3,997
[5]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,875	3,891
[5]	BMO Mortgage Trust Series 2023-C4	5.346%	2/15/56	810	788
[5]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	3,100	3,267
[5]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	1,000	1,016
[5]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	7,720	8,242
[5]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,580	2,704
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	4,300	4,667
[5]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,351
[5]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	3,292	3,281
[5]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,300	1,282
[5]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	2,700	2,696
[5]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,550	1,544
[5]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	2,050	2,079
[5]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,925	1,950
[5]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	336	331
[5]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	2,197	2,160
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	550	535
[5]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,811	1,834
[5]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	518	526
[5]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	4,025	3,667
[5]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	8,100	7,055
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	8,000	6,943
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	3,434	2,862
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	19,866	18,623
[5]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	12,375	12,061
[5]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	27,900	24,448
[5]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	26,100	25,180
[5]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	28,450	27,729
[5]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	26,050	25,556
[5]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	20,850	20,764
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	4,148	4,014
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,400	1,313
[5]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	5,175	5,069
[5]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	3,100	2,993
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	8,175	8,023
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,475	1,433
[5]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,600	2,600
[5]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,550	1,547
[5]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	544	541
[5]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	688	677
[5]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	727	720
[5]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	1,120	1,078
[5]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	275	263
[5]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	1,034	1,015
[5]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	825	785
[5]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	2,762	2,700
[5]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,600	1,512
[5]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	4,825	4,650
[5]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,325	1,229
[5]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	5,658	5,481
[5]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,625	2,465

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	5,964	5,868
[5]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,425	1,388
[5]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	6,200	6,175
[5]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	2,050	2,038
[5]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	5,225	5,235
[5]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,550	1,558
[5]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	3,250	3,287
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	2,080	2,107
[5]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,700	1,749
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	2,050	2,132
[5]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	395	389
[5]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	3,078	3,003
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	850	782
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	9,075	8,306
[5]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	7,300	6,721
[5]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	768	748
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	9,773	8,899
[5]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	2,542	2,012
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	5,133	4,807
[5]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,628
[5]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,265
[5]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	2,585	2,496
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	6,575	6,113
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	3,825	3,422
[5]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	785	764
[5]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	7,375	6,978
[5]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	6,810	6,008
[5]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	18,130	14,839
[5]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	2,247	2,215
[5]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	5,800	5,579
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	8,250	7,801
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	5,900	5,448
[5]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	14,300	13,525
[5]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,650	3,393
[5]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	13,430	12,520
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	2,675	2,434
[5]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	4,200	4,142
[5]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	8,740	8,875
[5]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	7,720	7,912
[5]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	5,880	5,967
[5]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	12,840	12,560
[5]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,700	1,715
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	235	235
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	1,425	1,415
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	3,025	3,008
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	2,450	2,298
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	3,875	3,818
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	8,525	8,349
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	11,450	11,164
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	4,550	4,398
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	9,075	8,746
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	4,365	4,138
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	4,625	4,447
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	2,647	2,562
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	5,725	5,474
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	2,195	2,128
[5]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	1,480	1,443
[5]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	6,500	6,160
[5]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	3,500	3,251
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	2,900	2,791
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	14,925	14,212
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	11,645	11,086
[5]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	3,115	2,947
[5]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	3,825	3,581
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,058	986
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	10,700	9,961
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	2,125	1,953
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	2,500	2,359
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	1,502	1,495
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	17,325	16,486

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	3,995	3,791
[5]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	2,300	2,145
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	7,722	6,906
[5]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	22,410	19,863
[5]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	16,100	13,862
[5]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	14,355	12,366
[5]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,655	2,071
[5]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	6,775	6,606
[5]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	3,079	2,962
[5]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	700	650
[5]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,475	2,409
[5]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,450	1,390
[5]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	1,050	1,032
[5]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	675	657
[5]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	2,011
[5]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,675	3,663
[5]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	775	771
[5]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	5,150	5,293
[5]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	1,050	1,083
[5]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	170	158
[5]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	1,150	1,098
[5]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	575	410
[5]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	246	246
[5]	COMM Mortgage Trust Series 2014-CR14	4.502%	2/10/47	1,175	1,058
[5]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	1,950	1,890
[5]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,655	1,646
[5]	COMM Mortgage Trust Series 2014-CR15	4.509%	2/10/47	1,320	1,201
[5]	COMM Mortgage Trust Series 2014-CR15	4.559%	2/10/47	2,730	2,423
[5]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	2,950	2,876
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,225	2,204
[5]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	1,375	1,304
[5]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	1,400	1,385
[5]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,845	1,811
[5]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	8,400	8,304
[5]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	2,250	2,179
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	4,899	4,826
[5]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	2,375	2,323
[5]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	7,066	6,936
[5]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	5,993	5,973
[5]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,460	3,397
[5]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	1,009	1,006
[5]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	709	703
[5]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	449	427
[5]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	5,700	5,620
[5]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	1,351	1,331
[5]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	5,575	5,448
[5]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	2,144	2,004
[5]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	8,050	7,891
[5]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	894	884
[5]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	10,725	10,496
[5]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,800	2,637
[5]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	7,950	7,687
[5]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	9,525	9,131
[5]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	808	793
[5]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,729	5,546
[5]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	2,325	2,242
[5]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	432	420
[5]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	5,725	5,538
[5]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	16,170	15,511
[5]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	2,150	2,108
[5]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	5,900	5,688
[5]	COMM Mortgage Trust Series 2015-CR27	4.337%	10/10/48	1,200	1,122
[5]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	5,960	5,777
[5]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	216	213
[5]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	5,894	5,732
[5]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,687	2,568
[5]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	468	457
[5]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	11,545	11,145
[5]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	6,600	6,410
[5]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	15,475	14,898

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	2,670	2,619
[5]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	560	540
[5]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	2,060	1,922
[5]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	3,500	3,349
[5]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,437	6,039
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	19,400	17,206
[5]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	3,000	2,538
[5]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	5,550	5,388
[5]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	2,825	2,707
[5]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	2,250	2,102
[5]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	7,400	7,141
[5]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	2,900	2,723
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	1,040	1,023
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	11,085	10,703
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.101%	8/15/48	2,625	2,318
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	1,220	1,197
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	6,605	6,364
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	11,675	11,000
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	10,250	9,441
[5]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	3,275	2,980
[5]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	8,000	7,381
[5]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	15,825	14,981
[5]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	16,475	15,517
[5]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	26,700	24,901
[5]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	15,960	14,298
[5]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	16,000	13,384
[5]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,675	2,174
[5]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	3,400	3,392
[5]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	1,145	1,150
[5]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	7,275	6,842
[5]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	4,275	4,058
[5]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	5,000	4,597
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	7,900	7,357
[5]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	2,174	1,934
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	3,100	2,532
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	12,175	11,772
[5]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	10,325	9,388
[5]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	14,100	13,636
[5]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	26,050	25,497
[5]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	28,425	27,877
[5]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	15,375	15,445
[5]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	20,675	20,530
[5]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	20,650	20,815
[5]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	264	262
[5]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	1,930	1,906
[5]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	3,175	3,018
[5]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	60	60
[5]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,375	1,348
[5]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	84	84
[5]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	2,055	2,013
[5]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,625	3,385
[5]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,575	1,540
[5]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	2,100	1,981
[5]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	1,155	1,147
[5]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,550	2,503
[5]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,300	1,263
[5]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	2,125	2,111
[5]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	2,125	2,113
[5]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,450	1,441
[5]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,675	1,653
[5]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	575	569
[5]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	1,050	1,050
[5]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	1,050	1,071
[5]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	1,025	1,023
[5]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,195	1,195
[5]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	525	529
[5]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	890	896
[5]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,300	1,314
[4,5]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	251	250
[4,5]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	1,892	1,880
[4,5]	Fannie Mae-Aces Series 2014-M7	3.202%	6/25/24	5,549	5,477
[4,5]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	2,537	2,509
[4,5]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	4,810	4,742

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	4,426	4,358
[4,5]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	9,539	9,343
[4,5]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	6,190	6,040
[4,5]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	3,600	3,524
[4,5]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	5,893	5,752
[4,5]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	4,723	4,619
[4,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	3,384	3,245
[4,5]	Fannie Mae-Aces Series 2015-M11	2.848%	4/25/25	2,617	2,548
[4,5]	Fannie Mae-Aces Series 2015-M12	2.802%	5/25/25	7,439	7,215
[4,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	7,013	6,811
[4,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	3,451	3,321
[4,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	3,466	3,317
[4,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	13,900	13,280
[4,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	8,406	8,030
[4,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	3,070	2,928
[4,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	17,911	16,993
[4,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	15,839	15,022
[4,5]	Fannie Mae-Aces Series 2016-M12	2.445%	9/25/26	15,828	15,043
[4,5]	Fannie Mae-Aces Series 2016-M13	2.513%	9/25/26	5,136	4,875
[4,5]	Fannie Mae-Aces Series 2017-M1	2.417%	10/25/26	9,520	8,987
[4,5]	Fannie Mae-Aces Series 2017-M2	2.825%	2/25/27	4,808	4,594
[4,5]	Fannie Mae-Aces Series 2017-M3	2.465%	12/25/26	7,961	7,534
[4,5]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	10,806	10,226
[4,5]	Fannie Mae-Aces Series 2017-M5	3.069%	4/25/29	1,019	965
[4,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	10,074	9,576
[4,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	12,019	11,532
[4,5]	Fannie Mae-Aces Series 2017-M10	2.584%	7/25/24	3,024	2,979
[4,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	3,842	3,593
[4,5]	Fannie Mae-Aces Series 2017-M12	3.060%	6/25/27	12,851	12,325
[4,5]	Fannie Mae-Aces Series 2017-M13	2.932%	9/25/27	1,126	1,053
[4,5]	Fannie Mae-Aces Series 2017-M14	2.862%	11/25/27	3,891	3,689
[4,5]	Fannie Mae-Aces Series 2017-M15	3.155%	11/25/27	13,375	12,846
[4,5]	Fannie Mae-Aces Series 2018-M1	2.987%	12/25/27	6,950	6,611
[4,5]	Fannie Mae-Aces Series 2018-M2	2.908%	1/25/28	24,718	23,498
[4,5]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	2,885	2,694
[4,5]	Fannie Mae-Aces Series 2018-M4	3.064%	3/25/28	9,124	8,724
[4,5]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	6,611	6,287
[4,5]	Fannie Mae-Aces Series 2018-M8	3.302%	6/25/28	5,127	4,909
[4,5]	Fannie Mae-Aces Series 2018-M10	3.357%	7/25/28	3,600	3,469
[4,5]	Fannie Mae-Aces Series 2018-M12	3.631%	8/25/30	2,530	2,432
[4,5]	Fannie Mae-Aces Series 2018-M13	3.740%	9/25/30	8,891	8,525
[4,5]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	9,623	9,318
[4,5]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	17,994	17,056
[4,5]	Fannie Mae-Aces Series 2019-M2	3.624%	11/25/28	10,574	10,269
[4,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	16,953	16,109
[4,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	10,260	9,786
[4,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	11,564	10,801
[4,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	15,916	14,964
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	40,578	37,837
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	13,492	12,218
[4,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	8,700	7,646
[4,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	6,812	6,124
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	23,251	21,135
[4,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	5,700	5,147
[4,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	6,039	5,716
[4,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	13,285	11,914
[4,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	6,314	5,609
[4,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	10,078	8,652
[4,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	9,575	7,993
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	18,015	14,675
[4,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	14,000	11,675
[4,5]	Fannie Mae-Aces Series 2020-M52	1.316%	10/25/30	15,325	12,473
[4,5]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	8,700	7,057
[4,5]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	3,175	2,621
[4,5]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	15,100	12,269
[4,5]	Fannie Mae-Aces Series 2021-M4	1.464%	2/25/31	14,675	12,091
[4,5]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	20,925	16,845
[4,5]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	3,120	2,583
[4,5]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	9,000	7,100
[4,5]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	18,150	15,042
[4,5]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	20,350	16,408
[4,5]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	4,575	3,747
[4,5]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	6,150	5,045
[4,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	10,250	9,087
[4,5]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	10,050	8,353
[4,5]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	15,175	12,551
[4,5]	Fannie Mae-Aces Series 2023-M1S	4.506%	4/25/33	10,090	10,113
[4,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	10,020	9,903
[4,5]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	3,800	3,814
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	130	129
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	13,113	13,032
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	9,897	9,779
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	370	367
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	14,400	14,183
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	13,875	13,643
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	216	214

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,970	32,209
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	10,743	10,531
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K044	2.811%	1/25/25	2,432	2,376
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	7,939	7,764
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	9,175	8,974
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	148	147
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	6,850	6,706
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,600	11,344
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	9,350	9,098
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	10,325	10,087
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	7,025	6,833
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	4,050	3,925
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	15,825	15,256
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.263%	4/25/25	74	73
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	14,200	13,639
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	11,625	11,110
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	18,025	17,219
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	11,575	11,049
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	6,500	6,276
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	4,321	4,188
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	12,781	12,406
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	12,850	12,488
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	29,250	28,433
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	14,200	13,715
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	3,000	2,895
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	10,060	9,660
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	18,126	17,420
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,675	7,382
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	14,000	13,437
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	4,875	4,691
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	10,048	9,655
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	7,300	7,052
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	9,650	9,284
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	16,150	15,681
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	10,950	10,648
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	35,850	35,189
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	17,950	17,577
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	6,500	6,366
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	10,157	9,972
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	768	753
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	11,250	11,040
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	31,075	30,450
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	11,640	11,415
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	9,580	9,443
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	36,100	35,146
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	37,950	37,396
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	1,372	1,344
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	15,101	14,713

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	16,080	15,608
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,500	10,132
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	12,175	11,666
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	20,400	19,619
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	13,215	12,571
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	23,400	21,914
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	15,725	14,635
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	15,850	14,669
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	13,750	12,526
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	26,450	23,945
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	12,180	11,113
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	21,365	19,371
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	19,195	17,425
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	16,700	15,232
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	25,885	23,044
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	5,665	4,920
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	25,000	21,955
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/30	6,450	5,532
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	9,825	8,338
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	6,150	5,213
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	5,375	4,539
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	11,555	9,643
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	15,520	12,897
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	19,720	16,383
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	19,215	15,955
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	25,215	21,019
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	3,500	2,930
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	17,380	14,444
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,751	1,511
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	10,880	9,069
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	741	655
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	10,900	9,047
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	22,275	18,612
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	18,650	15,598
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	43,265	36,614
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	22,825	19,640
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	27,475	23,668
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	15,240	13,043
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	3,181	2,742
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	26,225	22,216
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	10,025	8,347
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	26,325	22,097
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	7,750	6,551
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	12,800	10,866
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	1,023	893
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	11,675	10,012
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	7,675	6,540
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	10,200	8,873

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	7,650	6,534
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	7,800	6,694
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	2,228	2,058
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	47,125	44,009
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	5,800	5,329
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	15,000	14,283
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	10,000	9,456
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,700	7,937
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	4,100	3,909
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	5,468	5,101
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	5,202	4,993
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	11,212	10,607
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	6,150	6,140
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	3,600	3,510
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	13,450	13,196
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	4,625	4,453
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	5,000	4,842
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	13,350	12,943
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,075	2,989
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	9,580	9,616
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	15,150	15,208
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	7,800	8,068
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	10,040	10,219
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	7,500	7,549
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	7,000	7,117
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	12,500	12,670
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	9,050	9,141
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,950	6,133
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,750	3,829
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	5,050	5,185
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	12,059	12,013
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	6,826	6,770
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	8,849	8,730
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	22,885	22,535
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	42,975	42,263
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	15,192	14,954
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	11,422	11,238
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	12,758	12,548
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	20,400	19,862
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	19,592	18,866
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	23,725	22,550
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	8,325	7,676
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	23,650	21,376
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	2,325	2,096
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	12,400	11,191
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	8,250	7,406
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	5,721	5,126
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	15,675	13,917

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	10,275	9,265
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	9,175	8,258
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	2,125	1,889
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	10,225	10,226
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	10,100	10,023
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	12,100	12,075
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	5,500	5,661
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	4,175	3,994
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	23,775	22,596
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	5,225	4,919
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	13,170	12,232
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	22,265	18,731
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	13,375	11,351
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	14,450	11,347
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	14,075	10,162
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	19,930	15,102
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	6,005	4,515
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	11,525	8,724
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	3,607	3,026
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	13,075	10,389
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	10,075	7,727
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	9,220	7,069
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	8,902	8,694
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS03	3.161%	5/25/25	7,100	6,947
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/26	10,806	10,366
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	11,600	11,233
[5]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	7,220	7,299
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,605	1,634
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,750	3,836
[5]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	775	766
[5]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,300	1,283
[5]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	4,275	4,260
[5]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	1,175	1,170
[5]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	5,650	5,711
[5]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,800	1,820
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,300	1,317
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	1,062	1,053
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	740	731
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,890	1,817
[5]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	2,270	2,238
[5]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	3,535	3,377
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	2,294	2,233
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	800	753
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	4,175	4,124
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	1,175	1,156
[5]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	6,825	6,778
[5]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	4,725	4,699
[5]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,725	2,713
[5]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,300	1,294
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,875	3,916
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	800	810
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	5,800	5,922
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	2,150	2,204
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	9,200	8,955
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	10,300	10,222
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	11,408	11,170
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,865	9,241
[5]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,271	1,265

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	5,704	5,670
[5]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	2,350	2,314
[5]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	4,437	4,408
[5]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,575	1,554
[5]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	525	517
[5]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	5,179	5,146
[5]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	2,150	2,126
[5]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	2,350	2,350
[5]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,600	2,594
[5]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	1,025	1,023
[5]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	3,125	3,126
[5]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	550	549
[5]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	1,025	1,025
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	1,800	1,813
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	525	531
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	1,025	1,035
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	444	442
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,700	1,659
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	889	882
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	1,000	967
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	1,047	1,033
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	4,945	4,744
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	1,407	1,373
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	1,050	995
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	3,531	3,432
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	3,150	2,932
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	2,774	2,682
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,450	1,344
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	2,293	2,225
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	925	866
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,875	3,799
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	650	628
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	4,036	3,973
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,739	1,696
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	8,150	8,117
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,600	1,601
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	3,000	2,989
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	800	796
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	4,400	4,376
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	4,125	4,091
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	2,200	2,234
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,294	1,317
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	3,225	3,303
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	3,075	3,172
[5]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	1,461	1,442
[5]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,950	1,920
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	7,125	6,995
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.497%	9/10/47	1,675	1,574
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	477	472
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	11,450	11,196
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	2,000	1,906
[5]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,700	1,482
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	6,200	6,077
[5]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	5,700	5,506
[5]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	1,702	1,663
[5]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	2,275	2,201
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,137	2,060

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	2,109	2,063
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	5,600	5,284
[5]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	4,425	4,171
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	11,450	10,711
[5]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	3,950	3,733
[5]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	2,925	2,673
[5]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	8,350	7,744
[5]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	3,350	2,886
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	12,250	11,116
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	496
[5]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	1,000	768
[5]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	13,194	11,750
[5]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,519	2,941
[5]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	10,000	9,309
[5]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/52	3,150	2,966
[5]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	7,675	6,951
[5]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	2,525	2,257
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	7,970	7,176
[5]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	16,200	14,462
[5]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	3,775	3,131
[5]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	7,164	6,335
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	7,370	6,517
[5]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	2,110	1,779
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	4,270	3,592
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	7,200	5,770
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	1,100	823
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	4,014	3,928
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,875	1,760
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,294	1,271
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	1,050	1,021
[5]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	4,125	4,115
[5]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	4,125	4,146
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	6,252	6,340
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	2,050	2,110
[5]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	1,275	1,273
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	1,064	1,051
[5]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,725	2,646
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	2,647	2,596
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	2,177	2,118
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	925	875
[5]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	3,970	3,852
[5]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	1,050	995
[5]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,684	2,613
[5]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	1,050	998
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	2,950	2,908
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	775	759
[5]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,725	2,725
[5]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,300	1,310
[5]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,600	2,612
[5]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	775	777
[5]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	7,850	7,959
[5]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	1,060	1,076
[5]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,042
[5]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/30	900	925
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	521	517
[5]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	338	336
[5]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	850	826
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	687	677
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	1,050	1,006
[5]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	2,175	2,117
[5]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,325	1,242
[5]	Hyundai Auto Receivables Trust Series 2022-B	3.720%	11/16/26	4,425	4,360
[5]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	5,150	5,114
[5]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,675	1,661
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	3,105	3,148
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	906	923
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,600	2,648
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,300	1,335
[5]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	3,519	3,427
[5]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	11,025	11,028

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,650	2,674
[5]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	3,225	3,232
[5]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	1,025	1,035
[5]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	4,000	4,038
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	1,025	1,033
[5]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	8,890	9,042
[5]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,430	1,465
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.790%	12/15/46	1,302	1,251
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	3,055	3,019
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	4,600	4,428
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	14,325	13,265
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	725	612
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	5,800	5,469
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	4,650	4,275
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	853	828
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.732%	1/15/47	1,650	1,478
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	10,158	10,003
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	1,173	1,166
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.645%	2/15/47	1,422	1,301
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	632	629
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	2,225	2,196
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	60	60
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	1,375	1,357
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	1,670	1,636
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	8,325	8,172
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	2,225	2,139
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	4,175	4,103
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	2,462	2,405
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	2,275	2,218
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	4,125	3,821
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	9,975	9,723
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	2,775	2,638
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	17,150	16,699
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	2,875	2,758
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	2,875	2,606
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	1,313	1,290
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/48	3,048	2,932
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.227%	10/15/48	6,775	6,526
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,725	1,653
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	670	658
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	4,650	4,477
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	1,267	1,248
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	5,675	5,411
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	2,900	2,686
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	867	849
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	8,310	7,990
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	1,822	1,785
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	5,875	5,588
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	4,230	4,078
[5]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	1,813	1,772

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.702%	3/17/49	330	288
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	17,175	16,274
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	3,200	2,946
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	10,755	9,953
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	4,500	3,947
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	2,034	1,883
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	17,650	15,855
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	11,975	10,693
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	1,075	938
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	4,400	4,111
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	2,050	1,860
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	879	788
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	3,211	3,019
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	14,250	13,354
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	5,600	5,011
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	3,850	3,553
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	2,400	2,148
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	13,125	12,385
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,575	1,434
[5]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	15,695	12,403
[5]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	3,940	3,077
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	311	310
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,450	1,442
[5]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	6,275	6,249
[5]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	3,125	3,092
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	500	491
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	2,544	2,469
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	750	701
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	4,800	4,771
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	725	717
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	5,200	5,358
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	4,100	4,290
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.847%	2/15/47	1,600	1,589
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	20	20
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,964	2,941
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.352%	6/15/47	1,675	1,555
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,400	1,373
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.428%	10/15/47	1,675	1,593
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	544	539
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	5,050	4,924
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	413	408
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	10,125	9,840
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	6,625	6,400
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	1,135	1,116
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	4,500	4,333
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	2,875	2,654
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	409	402
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	5,775	5,592
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	4,900	4,710
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	1,921	1,882
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	5,672	5,450
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	1,292	1,267
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	4,925	4,725
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	907	891
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	3,500	3,381
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	3,387	3,259

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	1,213	1,188
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	11,975	11,440
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	934	911
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,250	1,185
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	11,700	10,871
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	14,200	13,243
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	13,521	12,901
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	4,625	4,184
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	8,150	7,699
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	5,200	4,815
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	5,725	5,340
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	8,325	7,703
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	4,100	3,942
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	5,850	5,419
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	4,707	4,095
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	11,700	10,930
[5]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	11,625	10,876
[5]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	5,000	4,579
[5]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	999	960
[5]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	7,500	7,011
[5]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	10,000	9,628
[5]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	14,885	13,651
[5]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,875	1,650
[5]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,625	5,060
[5]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	4,100	3,834
[5]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	8,435	7,389
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	10,950	9,594
[5]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,595	6,318
[5]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	10,525	9,233
[5]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,575	1,274
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	5,275	4,387
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	900	712
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	525	365
[5]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	10,560	8,862
[5]	Morgan Stanley Capital I Trust Series 2022-L8	3.794%	4/15/55	10,450	9,499
[5]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	5,225	5,504
[5]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,632	3,648
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	2,150	2,313
[5]	New York City Housing Development Corp. Series 2014-8SPR	3.709%	2/15/48	150	146
[5]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	66	66
[5]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,325	1,310
[5]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	3,500	3,486
[5]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	1,100	1,093
[5]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	2,175	2,187
[5]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	650	654
[5]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	509	507
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	321	318
[5]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	3,152	3,083
[5]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	3,300	3,103
[5]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	3,236	3,145
[5]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	2,100	1,980
[5]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	4,200	4,171
[5]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	1,050	1,041
[5]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	8,100	8,108
[5]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	850	853
[5]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,500	1,538
[5]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,500	3,681
[5]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	1,175	1,147
[5]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,825	2,652
[5]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,900	3,755
[5]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	1,052	1,043
[5]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,700	3,535
[5]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	3,163	3,107
[5]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,400	1,319
[5]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	2,967	2,939

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	2,100	2,045
[5]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,675	3,598
[5]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,625	2,530
[5]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,775	2,739
[5]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,825	1,802
[5]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	2,025	1,986
[5]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	825	816
[5]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	1,050	1,041
[5]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	10,350	10,297
[5]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,575	1,564
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,625	1,613
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	1,700	1,696
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	1,025	1,025
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	1,025	1,018
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	520	523
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,950	1,959
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,430	1,452
[5]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	3,360	3,391
[5]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,800	1,811
[5]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	4,620	4,652
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	4,950	5,008
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,800	2,846
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	5,150	5,239
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	3,450	3,501
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	800	817
[5]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	9,000	8,385
[5]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	12,600	12,313
[5]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	6,150	6,257
[5]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	12,850	13,185
[5]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	633	632
[5]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	877	860
[5]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	631	624
[5]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,485	1,425
[5]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	8,574	8,380
[5]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,650	2,494
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	4,340	4,226
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,575	1,474
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	2,600	2,524
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	1,150	1,073
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	4,675	4,582
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	1,050	1,012
[5]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	4,715	4,644
[5]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	650	634
[5]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	3,375	3,357
[5]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,275	1,264
[5]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	4,050	4,046
[5]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,550	1,548
[5]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	4,125	4,161
[5]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	950	959
[5]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,930	4,006
[5]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	3,100	3,184
[5]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	10,100	9,430
[5]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	4,800	4,387
[5]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	8,050	7,552
[5]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	2,150	1,905
[5]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	9,700	8,968
[5]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	4,050	3,719
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	5,876	5,490
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	8,050	7,486
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	3,562	3,180
[5]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	5,325	4,883
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	8,225	7,583
[5]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	4,375	4,036
[5]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	6,321	5,971
[5]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	15,850	14,906
[5]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	4,225	3,894
[5]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	15,800	14,816
[5]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	10,475	9,962
[5]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	2,650	2,473
[5]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	5,975	5,625

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,654
[5]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	5,825	5,522
[5]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,075	993
[5]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	12,950	12,196
[5]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	8,975	8,537
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	5,250	4,736
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,575	1,407
[5]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	6,475	5,650
[5]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	3,800	3,276
[5]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	2,300	1,966
[5]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	36,015	35,328
[5]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	22,200	21,450
[5]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	8,625	8,306
[5]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	12,000	11,686
[5]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	7,400	7,296
[5]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	12,950	12,888
[5]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	5,475	5,466
[5]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	11,635	11,777
[5]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,600	2,609
[5]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	3,400	3,493
[5]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	7,700	7,806
[5]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	3,080	3,113
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	5,064	4,931
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	1,050	991
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	3,100	3,116
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	850	855
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	3,400	3,476
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,600	2,679
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	42	42
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	23,025	22,747
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	550	538
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	334	330
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	5,650	5,494
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	2,850	2,729
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	1,129	1,111
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	3,150	3,057
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	2,275	2,172
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C27	3.190%	2/15/48	7,520	7,353
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	8,500	8,208
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,619	1,524
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	1,429	1,405
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	8,500	8,237
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	420	414
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	14,401	13,906
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	2,850	2,669
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	724	710
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	3,425	3,309
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	2,925	2,831
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	202	201
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	2,275	2,187
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	1,887	1,841
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	2,950	2,844
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	10,070	9,739
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	13,850	12,861
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,800	1,612
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	1,176	1,152
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	6,700	6,425

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	2,350	2,241
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	4,700	4,423
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	2,312	2,171
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	4,675	4,477
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	2,510	2,432
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	9,053	8,504
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,530	1,460
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	1,160	1,084
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	11,445	10,753
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	3,243	2,864
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	9,675	9,036
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	5,375	4,713
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	5,350	5,032
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	8,025	7,575
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	2,150	1,988
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	13,300	12,492
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,479
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	8,600	7,871
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	8,500	8,093
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	15,825	15,078
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,742	2,520
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	10,550	10,133
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	10,125	9,731
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	6,100	5,792
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	10,600	10,297
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	4,051	3,908
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	13,225	12,597
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	7,650	7,080
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	11,175	9,877
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	2,825	2,514
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	4,750	4,010
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	10,700	9,574
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	6,405	5,740
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	12,750	11,151
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	2,250	1,899
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	2,775	2,295
[5]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	5,820	4,923
[5]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	797	762
[5]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	515	496
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.822%	12/15/46	151	149
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	2,194	2,184
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	950	924
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	653	651
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,675	1,631
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,675	1,575
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,005	996
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	4,000	3,924
[5]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	8,200	7,986
[5]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,675	1,441
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	405	402
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,675	1,636
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	1,125	1,069
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	1,084	1,067

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,860	2,791
[5]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	3,050	2,985
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	414	413
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	2,800	2,765
[5]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	66	66
[5]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	615	605
[5]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	536	530
[5]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	1,125	1,086
[5]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	961	942
[5]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	875	834
[5]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	2,391	2,324
[5]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	3,049	2,957
[5]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,850	1,716
[5]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	3,620	3,515
[5]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	3,175	2,954
[5]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	4,783	4,641
[5]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	525	493
[5]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	4,425	4,340
[5]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,575	1,532
[5]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,625	2,575
[5]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,325	1,288
[5]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	5,950	5,934
[5]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,585	1,580
[5]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	4,275	4,265
[5]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	4,150	4,137
[5]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,575	2,592
[5]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	525	529
[5]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,400	2,458
[5]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,037
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	557	556
[5]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,625	3,625
[5]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	800	801
[5]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	746	731
[5]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	5,125	5,154
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,600	2,616
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $8,037,850)					7,415,152
Corporate Bonds (26.9%)
Communications (2.3%)
	Alphabet Inc.	0.450%	8/15/25	12,741	11,960
	Alphabet Inc.	1.998%	8/15/26	11,452	10,815
	Alphabet Inc.	0.800%	8/15/27	16,195	14,478
	Alphabet Inc.	1.100%	8/15/30	28,976	24,033
	Alphabet Inc.	1.900%	8/15/40	20,266	14,077
	Alphabet Inc.	2.050%	8/15/50	28,105	17,589
	Alphabet Inc.	2.250%	8/15/60	25,444	15,804
	America Movil SAB de CV	3.625%	4/22/29	11,972	11,315
	America Movil SAB de CV	2.875%	5/7/30	6,946	6,182
	America Movil SAB de CV	4.700%	7/21/32	10,250	10,049
	America Movil SAB de CV	6.375%	3/1/35	17,620	19,637
	America Movil SAB de CV	6.125%	11/15/37	6,307	6,876
	America Movil SAB de CV	6.125%	3/30/40	24,702	26,873
	America Movil SAB de CV	4.375%	7/16/42	17,099	15,435
	America Movil SAB de CV	4.375%	4/22/49	16,141	14,312
	AT&T Inc.	3.875%	1/15/26	5,490	5,380
	AT&T Inc.	5.539%	2/20/26	22,979	22,995
	AT&T Inc.	1.700%	3/25/26	43,536	40,731
	AT&T Inc.	2.950%	7/15/26	1,481	1,413
	AT&T Inc.	3.800%	2/15/27	19,412	18,943
	AT&T Inc.	4.250%	3/1/27	19,928	19,715
	AT&T Inc.	2.300%	6/1/27	34,630	32,159
	AT&T Inc.	1.650%	2/1/28	32,018	28,512
[5]	AT&T Inc.	4.100%	2/15/28	21,457	20,980
	AT&T Inc.	4.350%	3/1/29	52,084	51,420
[5]	AT&T Inc.	4.300%	2/15/30	45,465	44,505
	AT&T Inc.	2.750%	6/1/31	40,461	35,449
	AT&T Inc.	2.250%	2/1/32	19,472	16,111
	AT&T Inc.	2.550%	12/1/33	51,787	42,250
	AT&T Inc.	5.400%	2/15/34	345	356
	AT&T Inc.	4.500%	5/15/35	34,534	32,756
	AT&T Inc.	5.250%	3/1/37	21,900	22,006
	AT&T Inc.	4.900%	8/15/37	17,576	17,015
	AT&T Inc.	4.850%	3/1/39	27,093	25,911
	AT&T Inc.	3.500%	6/1/41	34,994	27,812
	AT&T Inc.	4.300%	12/15/42	21,779	18,969
	AT&T Inc.	4.650%	6/1/44	15,132	13,471
	AT&T Inc.	4.350%	6/15/45	17,505	15,145
	AT&T Inc.	4.750%	5/15/46	56,545	51,267
[5]	AT&T Inc.	5.150%	11/15/46	12,905	12,434
	AT&T Inc.	5.450%	3/1/47	2,425	2,420
	AT&T Inc.	4.500%	3/9/48	31,702	27,772
	AT&T Inc.	4.550%	3/9/49	14,632	12,827
	AT&T Inc.	3.650%	6/1/51	38,513	29,069
	AT&T Inc.	3.500%	9/15/53	98,928	71,978
	AT&T Inc.	3.550%	9/15/55	102,392	73,822
	AT&T Inc.	3.800%	12/1/57	87,582	65,191
	AT&T Inc.	3.650%	9/15/59	85,617	61,492
	AT&T Inc.	3.850%	6/1/60	24,592	18,375
	Baidu Inc.	3.075%	4/7/25	9,375	9,126
	Baidu Inc.	1.720%	4/9/26	5,145	4,775
	Baidu Inc.	3.625%	7/6/27	12,885	12,357
	Baidu Inc.	4.375%	3/29/28	8,707	8,547
	Baidu Inc.	4.875%	11/14/28	6,574	6,577
	Baidu Inc.	3.425%	4/7/30	5,824	5,296
	Baidu Inc.	2.375%	10/9/30	4,184	3,529
	Baidu Inc.	2.375%	8/23/31	9,745	8,049
[5]	Bell Telephone Co. of Canada or Bell Canada	2.150%	2/15/32	932	773

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	61,402	62,927
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	486	417
[5]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,675	4,358
[5]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,595	3,963
	Booking Holdings Inc.	3.650%	3/15/25	10,111	9,957
	Booking Holdings Inc.	3.600%	6/1/26	19,488	19,114
	Booking Holdings Inc.	3.550%	3/15/28	10,228	9,873
	Booking Holdings Inc.	4.625%	4/13/30	24,692	24,873
	British Telecommunications plc	5.125%	12/4/28	6,085	6,180
	British Telecommunications plc	9.625%	12/15/30	34,670	42,913
	Charter Communications Operating LLC	4.908%	7/23/25	52,124	51,638
	Charter Communications Operating LLC	6.150%	11/10/26	17,530	17,931
	Charter Communications Operating LLC	3.750%	2/15/28	19,636	18,552
	Charter Communications Operating LLC	4.200%	3/15/28	22,549	21,668
	Charter Communications Operating LLC	2.250%	1/15/29	21,170	18,379
	Charter Communications Operating LLC	5.050%	3/30/29	27,533	27,262
	Charter Communications Operating LLC	2.800%	4/1/31	26,099	22,029
	Charter Communications Operating LLC	2.300%	2/1/32	14,055	11,191
	Charter Communications Operating LLC	4.400%	4/1/33	7,710	7,136
	Charter Communications Operating LLC	6.650%	2/1/34	12,550	13,259
	Charter Communications Operating LLC	6.384%	10/23/35	16,292	16,541
	Charter Communications Operating LLC	5.375%	4/1/38	5,243	4,741
	Charter Communications Operating LLC	3.500%	6/1/41	14,445	10,213
	Charter Communications Operating LLC	3.500%	3/1/42	9,375	6,544
	Charter Communications Operating LLC	6.484%	10/23/45	45,131	44,337
	Charter Communications Operating LLC	5.375%	5/1/47	14,715	12,552
	Charter Communications Operating LLC	5.750%	4/1/48	35,959	31,970
	Charter Communications Operating LLC	5.125%	7/1/49	18,593	15,131
	Charter Communications Operating LLC	4.800%	3/1/50	41,588	32,369
	Charter Communications Operating LLC	3.700%	4/1/51	39,687	25,847
	Charter Communications Operating LLC	3.900%	6/1/52	28,847	19,419
	Charter Communications Operating LLC	5.250%	4/1/53	7,650	6,425
	Charter Communications Operating LLC	6.834%	10/23/55	14,134	14,194
	Charter Communications Operating LLC	3.850%	4/1/61	24,448	15,374
	Charter Communications Operating LLC	4.400%	12/1/61	18,825	13,018
	Charter Communications Operating LLC	3.950%	6/30/62	18,350	11,663
	Charter Communications Operating LLC	5.500%	4/1/63	7,295	6,101
	Comcast Corp.	3.375%	8/15/25	37,400	36,554
	Comcast Corp.	3.950%	10/15/25	44,815	44,237
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	3.150%	3/1/26	26,886	26,102
	Comcast Corp.	2.350%	1/15/27	34,633	32,541
	Comcast Corp.	3.300%	2/1/27	21,426	20,684
	Comcast Corp.	3.300%	4/1/27	11,946	11,500
	Comcast Corp.	3.150%	2/15/28	22,781	21,723
	Comcast Corp.	3.550%	5/1/28	4,791	4,625
	Comcast Corp.	4.150%	10/15/28	57,398	56,604
	Comcast Corp.	4.550%	1/15/29	13,544	13,614
	Comcast Corp.	2.650%	2/1/30	27,603	24,836
	Comcast Corp.	3.400%	4/1/30	21,319	19,963
	Comcast Corp.	4.250%	10/15/30	27,040	26,646
	Comcast Corp.	1.950%	1/15/31	23,270	19,629
	Comcast Corp.	1.500%	2/15/31	16,554	13,495
	Comcast Corp.	4.250%	1/15/33	23,132	22,469
	Comcast Corp.	7.050%	3/15/33	8,280	9,673
	Comcast Corp.	4.800%	5/15/33	13,407	13,576
	Comcast Corp.	5.650%	6/15/35	7,678	8,249
	Comcast Corp.	4.400%	8/15/35	14,160	13,641
	Comcast Corp.	6.500%	11/15/35	6,080	6,944
	Comcast Corp.	3.200%	7/15/36	14,990	12,612
	Comcast Corp.	6.450%	3/15/37	14,459	16,490
	Comcast Corp.	3.900%	3/1/38	6,842	6,122
	Comcast Corp.	4.600%	10/15/38	36,627	35,479
	Comcast Corp.	6.550%	7/1/39	1,515	1,735
	Comcast Corp.	3.250%	11/1/39	19,898	16,164
	Comcast Corp.	3.750%	4/1/40	23,457	20,182
	Comcast Corp.	4.650%	7/15/42	9,636	9,071
	Comcast Corp.	4.750%	3/1/44	648	615
	Comcast Corp.	4.600%	8/15/45	19,250	18,064
	Comcast Corp.	3.400%	7/15/46	17,437	13,528
	Comcast Corp.	4.000%	8/15/47	14,622	12,349
	Comcast Corp.	3.969%	11/1/47	37,886	31,847
	Comcast Corp.	4.000%	3/1/48	18,233	15,361
	Comcast Corp.	4.700%	10/15/48	23,639	22,586
	Comcast Corp.	3.999%	11/1/49	19,836	16,599
	Comcast Corp.	3.450%	2/1/50	23,327	17,935
	Comcast Corp.	2.800%	1/15/51	24,048	16,030
	Comcast Corp.	2.887%	11/1/51	62,927	42,615
	Comcast Corp.	2.450%	8/15/52	16,834	10,492
	Comcast Corp.	4.049%	11/1/52	22,763	19,219
	Comcast Corp.	5.350%	5/15/53	11,073	11,484
	Comcast Corp.	2.937%	11/1/56	79,763	52,577
	Comcast Corp.	4.950%	10/15/58	15,212	14,976
	Comcast Corp.	2.650%	8/15/62	12,640	7,778
	Comcast Corp.	2.987%	11/1/63	42,198	27,267
	Comcast Corp.	5.500%	5/15/64	22,626	23,850
[7]	Cox Communications Inc.	4.800%	2/1/35	4,100	3,853
	Deutsche Telekom International Finance BV	8.750%	6/15/30	56,259	67,820
	Deutsche Telekom International Finance BV	9.250%	6/1/32	3,295	4,277
	Discovery Communications LLC	3.450%	3/15/25	4,942	4,816
	Discovery Communications LLC	3.950%	6/15/25	12,876	12,576
	Discovery Communications LLC	4.900%	3/11/26	12,475	12,446
	Discovery Communications LLC	3.950%	3/20/28	26,956	25,676
	Discovery Communications LLC	4.125%	5/15/29	13,496	12,803
	Discovery Communications LLC	5.000%	9/20/37	10,433	9,355
	Discovery Communications LLC	6.350%	6/1/40	8,941	8,967
	Discovery Communications LLC	4.875%	4/1/43	11,863	9,905
	Discovery Communications LLC	5.200%	9/20/47	11,407	9,844
	Discovery Communications LLC	5.300%	5/15/49	11,315	9,778
	Discovery Communications LLC	4.650%	5/15/50	15,385	12,390
	Discovery Communications LLC	4.000%	9/15/55	24,845	17,672
	Electronic Arts Inc.	4.800%	3/1/26	5,809	5,819
	Electronic Arts Inc.	1.850%	2/15/31	9,952	8,308
	Electronic Arts Inc.	2.950%	2/15/51	10,652	7,527
	Expedia Group Inc.	5.000%	2/15/26	27,339	27,346

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Expedia Group Inc.	4.625%	8/1/27	8,863	8,839
	Expedia Group Inc.	3.800%	2/15/28	15,314	14,746
	Expedia Group Inc.	3.250%	2/15/30	13,231	12,134
	Expedia Group Inc.	2.950%	3/15/31	4,811	4,248
	FactSet Research Systems Inc.	2.900%	3/1/27	4,831	4,549
	FactSet Research Systems Inc.	3.450%	3/1/32	6,598	5,927
	Fox Corp.	3.050%	4/7/25	8,034	7,823
	Fox Corp.	4.709%	1/25/29	31,827	31,672
	Fox Corp.	3.500%	4/8/30	8,594	7,931
	Fox Corp.	5.476%	1/25/39	20,074	19,577
	Fox Corp.	5.576%	1/25/49	20,490	19,695
	Grupo Televisa SAB	8.500%	3/11/32	1,965	2,300
	Grupo Televisa SAB	6.625%	1/15/40	10,501	11,024
	Grupo Televisa SAB	5.000%	5/13/45	16,944	14,533
	Grupo Televisa SAB	6.125%	1/31/46	6,403	6,392
	Grupo Televisa SAB	5.250%	5/24/49	8,454	7,551
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,177	4,151
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	5,383	5,326
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	7,381	7,266
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	7,665	6,490
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,296	1,750
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	9,028	8,556
	Koninklijke KPN NV	8.375%	10/1/30	7,220	8,503
	Meta Platforms Inc.	3.500%	8/15/27	17,475	17,009
	Meta Platforms Inc.	4.600%	5/15/28	20,945	21,268
	Meta Platforms Inc.	4.800%	5/15/30	13,529	13,863
	Meta Platforms Inc.	3.850%	8/15/32	42,179	40,112
	Meta Platforms Inc.	4.950%	5/15/33	24,370	25,146
	Meta Platforms Inc.	4.450%	8/15/52	23,277	21,419
	Meta Platforms Inc.	5.600%	5/15/53	33,911	36,817
	Meta Platforms Inc.	4.650%	8/15/62	18,465	17,233
	Meta Platforms Inc.	5.750%	5/15/63	22,847	25,045
	NBCUniversal Media LLC	6.400%	4/30/40	1,830	2,053
	NBCUniversal Media LLC	5.950%	4/1/41	1,347	1,464
	NBCUniversal Media LLC	4.450%	1/15/43	12,175	11,146
	Netflix Inc.	4.375%	11/15/26	24,035	23,921
	Netflix Inc.	4.875%	4/15/28	36,553	36,999
	Netflix Inc.	5.875%	11/15/28	16,546	17,479
	Netflix Inc.	6.375%	5/15/29	6,577	7,158
[7]	Netflix Inc.	5.375%	11/15/29	8,067	8,332
[7]	Netflix Inc.	4.875%	6/15/30	10,334	10,450
	Omnicom Group Inc.	3.600%	4/15/26	19,403	18,913
	Omnicom Group Inc.	2.450%	4/30/30	9,588	8,337
	Omnicom Group Inc.	4.200%	6/1/30	7,937	7,690
	Omnicom Group Inc.	2.600%	8/1/31	9,523	8,183
	Orange SA	9.000%	3/1/31	31,965	39,509
	Orange SA	5.375%	1/13/42	16,460	16,772
	Orange SA	5.500%	2/6/44	5,799	6,028
	Paramount Global	2.900%	1/15/27	18,599	17,229
	Paramount Global	3.375%	2/15/28	3,223	2,946
	Paramount Global	3.700%	6/1/28	7,907	7,303
	Paramount Global	4.200%	6/1/29	7,991	7,476
	Paramount Global	7.875%	7/30/30	8,460	9,169
	Paramount Global	4.950%	1/15/31	16,905	16,051
	Paramount Global	4.200%	5/19/32	11,981	10,713
	Paramount Global	5.500%	5/15/33	4,571	4,332
	Paramount Global	6.875%	4/30/36	13,437	13,642
	Paramount Global	5.900%	10/15/40	3,959	3,590
	Paramount Global	4.850%	7/1/42	5,786	4,637
	Paramount Global	4.375%	3/15/43	19,375	14,388
	Paramount Global	5.850%	9/1/43	16,127	14,547
	Paramount Global	5.250%	4/1/44	1,785	1,461
	Paramount Global	4.900%	8/15/44	10,577	8,403
	Paramount Global	4.600%	1/15/45	8,120	6,187
	Paramount Global	4.950%	5/19/50	13,185	10,699
	Rogers Communications Inc.	2.950%	3/15/25	17,347	16,859
	Rogers Communications Inc.	3.625%	12/15/25	9,155	8,890
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Rogers Communications Inc.	2.900%	11/15/26	10,359	9,830
Rogers Communications Inc.	3.200%	3/15/27	12,141	11,584
Rogers Communications Inc.	3.800%	3/15/32	26,787	24,672
Rogers Communications Inc.	7.500%	8/15/38	4,899	5,663
Rogers Communications Inc.	4.500%	3/15/42	18,820	16,643
Rogers Communications Inc.	4.500%	3/15/43	10,772	9,537
Rogers Communications Inc.	5.000%	3/15/44	7,484	7,015
Rogers Communications Inc.	4.300%	2/15/48	6,506	5,429
Rogers Communications Inc.	4.350%	5/1/49	16,089	13,623
Rogers Communications Inc.	3.700%	11/15/49	6,645	5,038
Rogers Communications Inc.	4.550%	3/15/52	22,693	19,830
Sprint Capital Corp.	6.875%	11/15/28	19,662	21,315
Sprint Capital Corp.	8.750%	3/15/32	36,291	44,782
Sprint LLC	7.625%	2/15/25	15,714	15,992
Take-Two Interactive Software Inc.	3.550%	4/14/25	6,903	6,760
Take-Two Interactive Software Inc.	5.000%	3/28/26	17,335	17,395
Take-Two Interactive Software Inc.	3.700%	4/14/27	6,718	6,507
Take-Two Interactive Software Inc.	4.950%	3/28/28	8,780	8,851
Take-Two Interactive Software Inc.	4.000%	4/14/32	5,140	4,889
TCI Communications Inc.	7.875%	2/15/26	8,764	9,307
TCI Communications Inc.	7.125%	2/15/28	8,369	9,157
Telefonica Emisiones SA	4.103%	3/8/27	19,011	18,635
Telefonica Emisiones SA	7.045%	6/20/36	31,825	36,031
Telefonica Emisiones SA	4.665%	3/6/38	9,965	9,122
Telefonica Emisiones SA	5.213%	3/8/47	34,676	32,260
Telefonica Emisiones SA	4.895%	3/6/48	19,161	16,941
Telefonica Emisiones SA	5.520%	3/1/49	14,583	14,112
Telefonica Europe BV	8.250%	9/15/30	11,526	13,519
TELUS Corp.	2.800%	2/16/27	11,603	10,938
TELUS Corp.	3.400%	5/13/32	10,099	9,002
TELUS Corp.	4.600%	11/16/48	2,994	2,675
TELUS Corp.	4.300%	6/15/49	13,609	11,401
Tencent Music Entertainment Group	2.000%	9/3/30	7,319	5,933
Thomson Reuters Corp.	3.350%	5/15/26	6,605	6,358
Thomson Reuters Corp.	5.500%	8/15/35	8,250	8,507
Thomson Reuters Corp.	5.850%	4/15/40	3,795	3,945
Thomson Reuters Corp.	5.650%	11/23/43	4,525	4,517
Time Warner Cable Enterprises LLC	8.375%	7/15/33	11,286	13,121
Time Warner Cable LLC	6.550%	5/1/37	23,121	22,796
Time Warner Cable LLC	7.300%	7/1/38	19,442	20,153
Time Warner Cable LLC	6.750%	6/15/39	20,981	20,886
Time Warner Cable LLC	5.875%	11/15/40	18,622	16,940
Time Warner Cable LLC	5.500%	9/1/41	16,564	14,539
Time Warner Cable LLC	4.500%	9/15/42	11,342	8,960
T-Mobile USA Inc.	3.500%	4/15/25	44,555	43,633
T-Mobile USA Inc.	1.500%	2/15/26	18,215	16,967
T-Mobile USA Inc.	2.250%	2/15/26	15,858	15,033
T-Mobile USA Inc.	2.625%	4/15/26	11,950	11,370
T-Mobile USA Inc.	3.750%	4/15/27	61,641	59,816
T-Mobile USA Inc.	5.375%	4/15/27	5,238	5,257
T-Mobile USA Inc.	4.750%	2/1/28	17,604	17,536
T-Mobile USA Inc.	2.050%	2/15/28	30,181	27,239
T-Mobile USA Inc.	4.950%	3/15/28	12,229	12,417
T-Mobile USA Inc.	4.800%	7/15/28	12,795	12,898
T-Mobile USA Inc.	2.625%	2/15/29	13,199	11,889
T-Mobile USA Inc.	2.400%	3/15/29	4,055	3,635
T-Mobile USA Inc.	3.375%	4/15/29	24,605	22,860
T-Mobile USA Inc.	3.875%	4/15/30	107,102	101,681
T-Mobile USA Inc.	2.550%	2/15/31	42,682	36,743
T-Mobile USA Inc.	2.875%	2/15/31	15,808	13,921
T-Mobile USA Inc.	3.500%	4/15/31	40,232	36,800

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.250%	11/15/31	10,746	8,942
	T-Mobile USA Inc.	2.700%	3/15/32	10,465	8,929
	T-Mobile USA Inc.	5.200%	1/15/33	19,953	20,443
	T-Mobile USA Inc.	5.050%	7/15/33	33,987	34,280
	T-Mobile USA Inc.	4.375%	4/15/40	30,454	27,571
	T-Mobile USA Inc.	3.000%	2/15/41	32,850	24,625
	T-Mobile USA Inc.	4.500%	4/15/50	53,796	47,627
	T-Mobile USA Inc.	3.300%	2/15/51	57,481	41,636
	T-Mobile USA Inc.	3.400%	10/15/52	28,560	20,856
	T-Mobile USA Inc.	5.650%	1/15/53	15,549	16,230
	T-Mobile USA Inc.	5.750%	1/15/54	16,430	17,433
	T-Mobile USA Inc.	3.600%	11/15/60	27,226	19,908
	T-Mobile USA Inc.	5.800%	9/15/62	5,858	6,267
[5]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	18,726	18,239
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	12,300	11,897
[5]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	15,798	14,785
[5]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	3,014	2,892
[5]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	6,584	7,701
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	11,725	10,778
[5]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	12,989	11,654
[5]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	11,713	9,917
[5]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	7,461	6,663
[5]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,093	1,538
	VeriSign Inc.	4.750%	7/15/27	367	364
	VeriSign Inc.	2.700%	6/15/31	9,652	8,282
	Verizon Communications Inc.	3.376%	2/15/25	23,763	23,326
	Verizon Communications Inc.	0.850%	11/20/25	23,865	22,188
	Verizon Communications Inc.	1.450%	3/20/26	31,661	29,489
	Verizon Communications Inc.	2.625%	8/15/26	35,935	34,239
	Verizon Communications Inc.	4.125%	3/16/27	41,480	40,890
	Verizon Communications Inc.	3.000%	3/22/27	7,404	7,040
	Verizon Communications Inc.	2.100%	3/22/28	45,885	41,482
	Verizon Communications Inc.	4.329%	9/21/28	61,960	61,324
	Verizon Communications Inc.	3.875%	2/8/29	4,284	4,154
	Verizon Communications Inc.	4.016%	12/3/29	54,857	53,075
	Verizon Communications Inc.	3.150%	3/22/30	26,944	24,647
	Verizon Communications Inc.	1.500%	9/18/30	13,050	10,759
	Verizon Communications Inc.	1.680%	10/30/30	33,476	27,581
	Verizon Communications Inc.	7.750%	12/1/30	2,650	3,106
	Verizon Communications Inc.	1.750%	1/20/31	31,443	25,878
	Verizon Communications Inc.	2.550%	3/21/31	59,173	51,032
	Verizon Communications Inc.	2.355%	3/15/32	67,462	56,161
	Verizon Communications Inc.	5.050%	5/9/33	13,189	13,468
	Verizon Communications Inc.	4.500%	8/10/33	45,398	44,298
	Verizon Communications Inc.	4.400%	11/1/34	41,400	39,870
	Verizon Communications Inc.	5.850%	9/15/35	1,680	1,807
	Verizon Communications Inc.	4.272%	1/15/36	16,095	15,158
	Verizon Communications Inc.	5.250%	3/16/37	12,740	13,264
	Verizon Communications Inc.	4.812%	3/15/39	20,063	19,406
	Verizon Communications Inc.	2.650%	11/20/40	38,072	27,456
	Verizon Communications Inc.	3.400%	3/22/41	53,768	42,923
	Verizon Communications Inc.	2.850%	9/3/41	15,420	11,413
	Verizon Communications Inc.	4.750%	11/1/41	8,675	8,433
	Verizon Communications Inc.	3.850%	11/1/42	3,471	2,917
	Verizon Communications Inc.	4.125%	8/15/46	19,544	16,799
	Verizon Communications Inc.	4.862%	8/21/46	28,587	27,311
	Verizon Communications Inc.	5.500%	3/16/47	5,049	5,302
	Verizon Communications Inc.	4.522%	9/15/48	18,083	16,495
	Verizon Communications Inc.	4.000%	3/22/50	21,344	17,720
	Verizon Communications Inc.	2.875%	11/20/50	36,536	24,893
	Verizon Communications Inc.	3.550%	3/22/51	62,007	47,838
	Verizon Communications Inc.	5.012%	8/21/54	1,295	1,275
	Verizon Communications Inc.	2.987%	10/30/56	65,672	43,699
	Verizon Communications Inc.	3.000%	11/20/60	22,297	14,651
	Verizon Communications Inc.	3.700%	3/22/61	36,406	27,866
	Vodafone Group plc	4.125%	5/30/25	20,311	20,060
	Vodafone Group plc	4.375%	5/30/28	8,956	8,942
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Vodafone Group plc	7.875%	2/15/30	4,063	4,659
Vodafone Group plc	6.150%	2/27/37	12,854	13,917
Vodafone Group plc	4.375%	2/19/43	20,283	17,706
Vodafone Group plc	5.250%	5/30/48	6,184	6,033
Vodafone Group plc	4.875%	6/19/49	26,142	23,717
Vodafone Group plc	4.250%	9/17/50	21,416	17,831
Vodafone Group plc	5.625%	2/10/53	22,776	23,061
Vodafone Group plc	5.125%	6/19/59	6,437	5,875
Vodafone Group plc	5.750%	2/10/63	4,565	4,641
Walt Disney Co.	3.350%	3/24/25	16,784	16,477
Walt Disney Co.	3.700%	10/15/25	14,515	14,265
Walt Disney Co.	1.750%	1/13/26	19,335	18,297
Walt Disney Co.	3.375%	11/15/26	10,779	10,466
Walt Disney Co.	3.700%	3/23/27	8,540	8,412
Walt Disney Co.	2.200%	1/13/28	15,451	14,308
Walt Disney Co.	2.000%	9/1/29	20,519	18,227
Walt Disney Co.	3.800%	3/22/30	16,645	16,172
Walt Disney Co.	2.650%	1/13/31	10,388	9,248
Walt Disney Co.	6.550%	3/15/33	9,118	10,549
Walt Disney Co.	6.200%	12/15/34	18,982	21,481
Walt Disney Co.	6.400%	12/15/35	17,239	19,753
Walt Disney Co.	6.150%	3/1/37	13,723	15,236
Walt Disney Co.	6.650%	11/15/37	7,614	8,948
Walt Disney Co.	4.625%	3/23/40	12,795	12,474
Walt Disney Co.	3.500%	5/13/40	22,900	19,323
Walt Disney Co.	6.150%	2/15/41	934	1,049
Walt Disney Co.	5.400%	10/1/43	8,820	9,246
Walt Disney Co.	4.750%	9/15/44	17,965	17,332
Walt Disney Co.	4.950%	10/15/45	2,541	2,496
Walt Disney Co.	4.750%	11/15/46	7,883	7,560
Walt Disney Co.	2.750%	9/1/49	26,065	17,912
Walt Disney Co.	4.700%	3/23/50	14,765	14,370
Walt Disney Co.	3.600%	1/13/51	26,158	21,047
Walt Disney Co.	3.800%	5/13/60	14,684	11,961
Warnermedia Holdings Inc.	3.638%	3/15/25	24,786	24,264
Warnermedia Holdings Inc.	3.788%	3/15/25	7,297	7,146
Warnermedia Holdings Inc.	3.755%	3/15/27	53,547	51,321
Warnermedia Holdings Inc.	4.054%	3/15/29	20,200	19,154
Warnermedia Holdings Inc.	4.279%	3/15/32	66,650	60,976
Warnermedia Holdings Inc.	5.050%	3/15/42	60,310	53,174
Warnermedia Holdings Inc.	5.141%	3/15/52	98,610	84,848
Warnermedia Holdings Inc.	5.391%	3/15/62	34,117	29,341
Weibo Corp.	3.375%	7/8/30	9,755	8,386
				7,259,091
Consumer Discretionary (1.7%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	33,015	31,299
Alibaba Group Holding Ltd.	2.125%	2/9/31	16,626	13,768
Alibaba Group Holding Ltd.	4.500%	11/28/34	10,591	9,940
Alibaba Group Holding Ltd.	4.000%	12/6/37	13,038	11,233
Alibaba Group Holding Ltd.	2.700%	2/9/41	12,415	8,500
Alibaba Group Holding Ltd.	4.200%	12/6/47	22,857	18,661
Alibaba Group Holding Ltd.	3.150%	2/9/51	18,501	12,276
Alibaba Group Holding Ltd.	4.400%	12/6/57	13,242	10,766
Alibaba Group Holding Ltd.	3.250%	2/9/61	13,162	8,317
Amazon.com Inc.	3.800%	12/5/24	7,218	7,143
Amazon.com Inc.	3.000%	4/13/25	17,900	17,531
Amazon.com Inc.	0.800%	6/3/25	17,521	16,606
Amazon.com Inc.	4.600%	12/1/25	13,858	13,908
Amazon.com Inc.	5.200%	12/3/25	19,147	19,380
Amazon.com Inc.	1.000%	5/12/26	15,243	14,086
Amazon.com Inc.	3.300%	4/13/27	22,746	22,089
Amazon.com Inc.	1.200%	6/3/27	27,393	24,705
Amazon.com Inc.	3.150%	8/22/27	42,125	40,482
Amazon.com Inc.	4.550%	12/1/27	17,089	17,340
Amazon.com Inc.	1.650%	5/12/28	47,002	42,320
Amazon.com Inc.	3.450%	4/13/29	32,412	31,403
Amazon.com Inc.	4.650%	12/1/29	13,275	13,617

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	1.500%	6/3/30	110	93
	Amazon.com Inc.	2.100%	5/12/31	53,639	46,264
	Amazon.com Inc.	3.600%	4/13/32	20,889	19,885
	Amazon.com Inc.	4.700%	12/1/32	15,860	16,295
	Amazon.com Inc.	4.800%	12/5/34	20,390	21,102
	Amazon.com Inc.	3.875%	8/22/37	77,007	71,474
	Amazon.com Inc.	2.875%	5/12/41	33,061	25,968
	Amazon.com Inc.	4.950%	12/5/44	6,087	6,282
	Amazon.com Inc.	4.050%	8/22/47	33,483	30,198
	Amazon.com Inc.	2.500%	6/3/50	39,138	26,075
	Amazon.com Inc.	3.100%	5/12/51	50,720	37,909
	Amazon.com Inc.	3.950%	4/13/52	15,815	13,863
	Amazon.com Inc.	4.250%	8/22/57	28,812	26,570
	Amazon.com Inc.	2.700%	6/3/60	32,195	21,334
	Amazon.com Inc.	3.250%	5/12/61	26,600	19,577
	Amazon.com Inc.	4.100%	4/13/62	9,946	8,794
[5]	American Honda Finance Corp.	4.600%	4/17/25	12,895	12,858
[5]	American Honda Finance Corp.	1.200%	7/8/25	7,419	7,037
[5]	American Honda Finance Corp.	1.000%	9/10/25	10,649	10,013
[5]	American Honda Finance Corp.	5.250%	7/7/26	15,500	15,777
[5]	American Honda Finance Corp.	1.300%	9/9/26	3,029	2,784
[5]	American Honda Finance Corp.	2.300%	9/9/26	8,653	8,184
[5]	American Honda Finance Corp.	2.350%	1/8/27	5,520	5,185
[5]	American Honda Finance Corp.	2.000%	3/24/28	14,371	13,028
[5]	American Honda Finance Corp.	5.125%	7/7/28	9,865	10,178
	American Honda Finance Corp.	5.650%	11/15/28	8,110	8,492
[5]	American Honda Finance Corp.	2.250%	1/12/29	4,525	4,087
	American Honda Finance Corp.	4.600%	4/17/30	15,895	15,902
[5]	American Honda Finance Corp.	1.800%	1/13/31	14,908	12,610
[5]	American University	3.672%	4/1/49	7,294	5,923
	Aptiv plc	4.350%	3/15/29	2,070	2,020
	Aptiv plc	3.250%	3/1/32	7,881	6,967
	Aptiv plc	4.400%	10/1/46	4,245	3,435
	Aptiv plc	5.400%	3/15/49	5,360	4,998
	Aptiv plc	3.100%	12/1/51	18,794	12,271
	Aptiv plc	4.150%	5/1/52	11,925	9,451
	AutoNation Inc.	4.500%	10/1/25	6,029	5,907
	AutoNation Inc.	3.800%	11/15/27	8,475	7,956
	AutoNation Inc.	1.950%	8/1/28	770	663
	AutoNation Inc.	4.750%	6/1/30	3,555	3,431
	AutoNation Inc.	2.400%	8/1/31	4,730	3,810
	AutoNation Inc.	3.850%	3/1/32	10,880	9,687
	AutoZone Inc.	3.250%	4/15/25	8,320	8,125
	AutoZone Inc.	3.125%	4/21/26	11,275	10,849
	AutoZone Inc.	5.050%	7/15/26	6,880	6,917
	AutoZone Inc.	3.750%	6/1/27	12,599	12,238
	AutoZone Inc.	4.500%	2/1/28	5,440	5,410
	AutoZone Inc.	6.250%	11/1/28	6,050	6,430
	AutoZone Inc.	3.750%	4/18/29	10,479	10,015
	AutoZone Inc.	4.000%	4/15/30	17,079	16,418
	AutoZone Inc.	1.650%	1/15/31	8,591	6,983
	AutoZone Inc.	4.750%	8/1/32	20,255	20,070
	AutoZone Inc.	4.750%	2/1/33	7,700	7,592
	AutoZone Inc.	5.200%	8/1/33	5,095	5,186
	Best Buy Co. Inc.	4.450%	10/1/28	10,200	10,145
	Best Buy Co. Inc.	1.950%	10/1/30	5,097	4,236
	BorgWarner Inc.	2.650%	7/1/27	14,285	13,244
	BorgWarner Inc.	4.375%	3/15/45	6,815	5,633
[5]	Brown University	2.924%	9/1/50	6,386	4,636
	Brunswick Corp.	2.400%	8/18/31	8,850	7,143
	Brunswick Corp.	4.400%	9/15/32	5,895	5,371
	Brunswick Corp.	5.100%	4/1/52	5,370	4,201
[5]	California Endowment	2.498%	4/1/51	4,040	2,619
	California Institute of Technology	4.321%	8/1/45	2,985	2,754
	California Institute of Technology	4.700%	11/1/11	8,780	7,874
	California Institute of Technology	3.650%	9/1/19	6,570	4,672
[5]	Case Western Reserve University	5.405%	6/1/22	3,370	3,370
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Choice Hotels International Inc.	3.700%	12/1/29	2,780	2,463
	Choice Hotels International Inc.	3.700%	1/15/31	2,490	2,146
	Claremont Mckenna College	3.775%	1/1/22	10,300	7,088
	Darden Restaurants Inc.	3.850%	5/1/27	5,980	5,787
	Darden Restaurants Inc.	4.550%	2/15/48	5,270	4,475
	Dick's Sporting Goods Inc.	3.150%	1/15/32	4,510	3,842
	Dick's Sporting Goods Inc.	4.100%	1/15/52	12,375	8,860
	DR Horton Inc.	2.600%	10/15/25	8,324	7,982
	DR Horton Inc.	1.400%	10/15/27	3,922	3,492
[5]	Duke University	2.682%	10/1/44	10,803	8,068
[5]	Duke University	2.757%	10/1/50	4,355	3,065
[5]	Duke University	2.832%	10/1/55	13,068	8,965
	eBay Inc.	1.900%	3/11/25	14,215	13,671
	eBay Inc.	5.900%	11/22/25	4,740	4,821
	eBay Inc.	1.400%	5/10/26	10,765	9,973
	eBay Inc.	3.600%	6/5/27	13,462	13,027
	eBay Inc.	2.700%	3/11/30	19,513	17,382
	eBay Inc.	2.600%	5/10/31	11,450	9,982
	eBay Inc.	4.000%	7/15/42	11,358	9,455
	eBay Inc.	3.650%	5/10/51	13,880	10,610
[5]	Emory University	2.143%	9/1/30	10,555	9,104
[5]	Emory University	2.969%	9/1/50	5,382	3,853
[5]	Ford Foundation	2.415%	6/1/50	5,430	3,548
[5]	Ford Foundation	2.815%	6/1/70	12,960	8,287
	Ford Motor Co.	9.625%	4/22/30	2,125	2,503
	Ford Motor Co.	7.450%	7/16/31	4,045	4,408
	Ford Motor Co.	3.250%	2/12/32	48,489	40,340
	Ford Motor Co.	6.100%	8/19/32	7,338	7,403
	Ford Motor Co.	4.750%	1/15/43	28,668	23,681
	Ford Motor Co.	7.400%	11/1/46	2,190	2,387
	Ford Motor Co.	5.291%	12/8/46	16,551	14,623
	Ford Motor Credit Co. LLC	5.125%	6/16/25	7,500	7,410
	Ford Motor Credit Co. LLC	4.134%	8/4/25	9,132	8,878
	Ford Motor Credit Co. LLC	4.542%	8/1/26	3,912	3,792
	Ford Motor Credit Co. LLC	2.700%	8/10/26	7,494	6,942
	Ford Motor Credit Co. LLC	4.271%	1/9/27	4,475	4,296
	Ford Motor Credit Co. LLC	4.950%	5/28/27	5,864	5,725
	Ford Motor Credit Co. LLC	4.125%	8/17/27	10,695	10,139
	Ford Motor Credit Co. LLC	3.815%	11/2/27	3,737	3,487
	Ford Motor Credit Co. LLC	7.350%	11/4/27	7,374	7,769
	Ford Motor Credit Co. LLC	2.900%	2/16/28	8,782	7,882
	Ford Motor Credit Co. LLC	6.800%	5/12/28	7,889	8,241
	Ford Motor Credit Co. LLC	6.798%	11/7/28	25,315	26,489
	Ford Motor Credit Co. LLC	2.900%	2/10/29	11,037	9,672
	Ford Motor Credit Co. LLC	5.113%	5/3/29	29,586	28,793
	Ford Motor Credit Co. LLC	7.350%	3/6/30	28,652	30,735
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,808	2,992
	Ford Motor Credit Co. LLC	4.000%	11/13/30	20,808	18,651
	Ford Motor Credit Co. LLC	3.625%	6/17/31	2,689	2,318
	Ford Motor Credit Co. LLC	7.122%	11/7/33	22,353	24,080
	Fortune Brands Innovations Inc.	4.000%	6/15/25	9,201	9,051
	Fortune Brands Innovations Inc.	3.250%	9/15/29	9,020	8,340
	Fortune Brands Innovations Inc.	4.000%	3/25/32	2,800	2,610
	Fortune Brands Innovations Inc.	5.875%	6/1/33	9,610	10,054
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,595	3,873
	General Motors Co.	4.000%	4/1/25	7,246	7,122
	General Motors Co.	6.125%	10/1/25	5,515	5,586
	General Motors Co.	5.000%	10/1/28	10,004	10,090
	General Motors Co.	5.400%	10/15/29	8,796	8,954
	General Motors Co.	5.600%	10/15/32	13,435	13,738
	General Motors Co.	5.000%	4/1/35	20,858	19,916
	General Motors Co.	6.600%	4/1/36	23,410	25,023
	General Motors Co.	5.150%	4/1/38	13,439	12,712
	General Motors Co.	6.250%	10/2/43	31,117	31,834
	General Motors Co.	5.200%	4/1/45	12,797	11,538
	General Motors Co.	6.750%	4/1/46	19,087	20,495
	General Motors Co.	5.400%	4/1/48	13,147	12,051

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	5.950%	4/1/49	8,508	8,345
	General Motors Financial Co. Inc.	4.000%	1/15/25	28,467	28,001
	General Motors Financial Co. Inc.	2.900%	2/26/25	34,171	33,170
	General Motors Financial Co. Inc.	3.800%	4/7/25	7,314	7,167
	General Motors Financial Co. Inc.	4.350%	4/9/25	16,144	15,915
	General Motors Financial Co. Inc.	2.750%	6/20/25	10,805	10,399
	General Motors Financial Co. Inc.	4.300%	7/13/25	35,377	34,804
	General Motors Financial Co. Inc.	1.250%	1/8/26	11,653	10,784
	General Motors Financial Co. Inc.	5.250%	3/1/26	15,378	15,391
	General Motors Financial Co. Inc.	5.400%	4/6/26	13,775	13,871
	General Motors Financial Co. Inc.	1.500%	6/10/26	20,260	18,575
	General Motors Financial Co. Inc.	4.000%	10/6/26	26,107	25,406
	General Motors Financial Co. Inc.	4.350%	1/17/27	25,883	25,378
	General Motors Financial Co. Inc.	2.350%	2/26/27	490	451
	General Motors Financial Co. Inc.	5.000%	4/9/27	16,368	16,343
	General Motors Financial Co. Inc.	2.700%	8/20/27	10,092	9,308
	General Motors Financial Co. Inc.	3.850%	1/5/28	8,936	8,543
	General Motors Financial Co. Inc.	2.400%	4/10/28	13,535	12,156
	General Motors Financial Co. Inc.	5.800%	6/23/28	17,555	18,047
	General Motors Financial Co. Inc.	5.800%	1/7/29	20,000	20,489
	General Motors Financial Co. Inc.	5.650%	1/17/29	11,011	11,271
	General Motors Financial Co. Inc.	4.300%	4/6/29	17,730	17,103
	General Motors Financial Co. Inc.	3.600%	6/21/30	13,200	12,000
	General Motors Financial Co. Inc.	2.350%	1/8/31	2,963	2,450
	General Motors Financial Co. Inc.	2.700%	6/10/31	11,385	9,551
	General Motors Financial Co. Inc.	3.100%	1/12/32	10,481	8,929
	General Motors Financial Co. Inc.	6.400%	1/9/33	13,170	14,026
	General Motors Financial Co. Inc.	6.100%	1/7/34	20,000	20,567
	Genuine Parts Co.	1.750%	2/1/25	3,600	3,461
	Genuine Parts Co.	1.875%	11/1/30	7,160	5,794
	Genuine Parts Co.	6.875%	11/1/33	7,500	8,331
[5]	George Washington University	4.300%	9/15/44	6,690	5,881
	George Washington University	4.868%	9/15/45	5,644	5,509
[5]	George Washington University	4.126%	9/15/48	11,032	9,829
[5]	Georgetown University	4.315%	4/1/49	4,600	4,083
[5]	Georgetown University	2.943%	4/1/50	8,485	5,888
	Georgetown University	5.115%	4/1/53	2,830	2,931
[5]	Georgetown University	5.215%	10/1/18	3,937	3,778
	GXO Logistics Inc.	1.650%	7/15/26	7,329	6,624
	GXO Logistics Inc.	2.650%	7/15/31	8,750	7,187
	Harley-Davidson Inc.	3.500%	7/28/25	8,820	8,565
	Harley-Davidson Inc.	4.625%	7/28/45	14,125	11,339
	Hasbro Inc.	3.550%	11/19/26	16,526	15,672
	Hasbro Inc.	3.500%	9/15/27	6,306	5,946
	Hasbro Inc.	3.900%	11/19/29	12,079	11,258
	Hasbro Inc.	6.350%	3/15/40	5,399	5,619
	Hasbro Inc.	5.100%	5/15/44	13,777	12,134
	Home Depot Inc.	2.700%	4/15/25	3,485	3,402
	Home Depot Inc.	3.350%	9/15/25	3,993	3,917
	Home Depot Inc.	3.000%	4/1/26	17,771	17,231
	Home Depot Inc.	2.125%	9/15/26	13,559	12,769
	Home Depot Inc.	4.950%	9/30/26	6,620	6,714
	Home Depot Inc.	2.500%	4/15/27	22,474	21,205
	Home Depot Inc.	2.800%	9/14/27	24,546	23,350
	Home Depot Inc.	0.900%	3/15/28	2,758	2,414
	Home Depot Inc.	1.500%	9/15/28	4,773	4,232
	Home Depot Inc.	3.900%	12/6/28	5,633	5,552
	Home Depot Inc.	4.900%	4/15/29	5,000	5,140
	Home Depot Inc.	2.950%	6/15/29	26,120	24,578
	Home Depot Inc.	2.700%	4/15/30	39,257	35,911
	Home Depot Inc.	1.375%	3/15/31	23,673	19,350
	Home Depot Inc.	1.875%	9/15/31	14,803	12,390
	Home Depot Inc.	3.250%	4/15/32	18,797	17,375
	Home Depot Inc.	4.500%	9/15/32	12,809	13,064
	Home Depot Inc.	5.875%	12/16/36	36,237	40,517
	Home Depot Inc.	3.300%	4/15/40	20,106	16,666
	Home Depot Inc.	5.400%	9/15/40	12,967	13,679
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Home Depot Inc.	5.950%	4/1/41	11,011	12,322
	Home Depot Inc.	4.200%	4/1/43	13,017	11,855
	Home Depot Inc.	4.875%	2/15/44	14,851	14,730
	Home Depot Inc.	4.400%	3/15/45	7,460	6,933
	Home Depot Inc.	4.250%	4/1/46	21,743	19,682
	Home Depot Inc.	3.900%	6/15/47	17,973	15,456
	Home Depot Inc.	4.500%	12/6/48	6,803	6,428
	Home Depot Inc.	3.125%	12/15/49	44,720	33,324
	Home Depot Inc.	3.350%	4/15/50	32,492	25,261
	Home Depot Inc.	2.375%	3/15/51	11,790	7,488
	Home Depot Inc.	2.750%	9/15/51	7,049	4,826
	Home Depot Inc.	3.625%	4/15/52	25,875	21,003
	Home Depot Inc.	4.950%	9/15/52	13,070	13,249
	Home Depot Inc.	3.500%	9/15/56	14,666	11,542
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,288	3,104
	Honda Motor Co. Ltd.	2.967%	3/10/32	13,185	12,053
[5]	Howard University	5.209%	10/1/52	4,650	4,238
	Hyatt Hotels Corp.	4.850%	3/15/26	9,342	9,267
	Hyatt Hotels Corp.	5.750%	1/30/27	4,600	4,702
	Hyatt Hotels Corp.	4.375%	9/15/28	10,728	10,418
	Hyatt Hotels Corp.	5.750%	4/23/30	11,218	11,615
	JD.com Inc.	3.875%	4/29/26	6,970	6,790
	JD.com Inc.	3.375%	1/14/30	9,826	8,892
	JD.com Inc.	4.125%	1/14/50	3,865	3,018
[5]	Johns Hopkins University	4.705%	7/1/32	4,210	4,298
[5]	Johns Hopkins University	4.083%	7/1/53	5,339	4,729
[5]	Johns Hopkins University	2.813%	1/1/60	7,727	5,140
	Lear Corp.	3.800%	9/15/27	3,296	3,178
	Lear Corp.	4.250%	5/15/29	9,974	9,595
	Lear Corp.	3.500%	5/30/30	7,600	6,802
	Lear Corp.	2.600%	1/15/32	3,235	2,642
	Lear Corp.	5.250%	5/15/49	8,046	7,438
	Lear Corp.	3.550%	1/15/52	2,075	1,451
	Leggett & Platt Inc.	3.500%	11/15/27	14,485	13,678
	Leggett & Platt Inc.	4.400%	3/15/29	6,480	6,280
	Leggett & Platt Inc.	3.500%	11/15/51	8,000	5,765
	Leland Stanford Junior University	1.289%	6/1/27	5,488	4,958
	Leland Stanford Junior University	3.647%	5/1/48	15,816	13,636
	Leland Stanford Junior University	2.413%	6/1/50	6,151	4,120
	Lennar Corp.	4.750%	5/30/25	9,655	9,599
	Lennar Corp.	5.250%	6/1/26	19,090	19,167
	Lennar Corp.	4.750%	11/29/27	18,349	18,351
	Lowe's Cos. Inc.	4.000%	4/15/25	6,322	6,239
	Lowe's Cos. Inc.	4.400%	9/8/25	3,635	3,611
	Lowe's Cos. Inc.	3.375%	9/15/25	18,374	17,934
	Lowe's Cos. Inc.	4.800%	4/1/26	10,840	10,848
	Lowe's Cos. Inc.	2.500%	4/15/26	15,504	14,771
	Lowe's Cos. Inc.	3.350%	4/1/27	9,701	9,351
	Lowe's Cos. Inc.	3.100%	5/3/27	17,220	16,506
	Lowe's Cos. Inc.	1.300%	4/15/28	9,399	8,258
	Lowe's Cos. Inc.	1.700%	9/15/28	11,739	10,387
	Lowe's Cos. Inc.	6.500%	3/15/29	4,450	4,829
	Lowe's Cos. Inc.	3.650%	4/5/29	22,824	22,003
	Lowe's Cos. Inc.	4.500%	4/15/30	8,364	8,323
	Lowe's Cos. Inc.	1.700%	10/15/30	15,385	12,792
	Lowe's Cos. Inc.	2.625%	4/1/31	30,724	26,927
	Lowe's Cos. Inc.	3.750%	4/1/32	30,655	28,670
	Lowe's Cos. Inc.	5.000%	4/15/33	15,430	15,761
	Lowe's Cos. Inc.	5.150%	7/1/33	15,975	16,422
	Lowe's Cos. Inc.	5.000%	4/15/40	9,458	9,241
	Lowe's Cos. Inc.	2.800%	9/15/41	8,745	6,383
	Lowe's Cos. Inc.	4.250%	9/15/44	1,119	918
	Lowe's Cos. Inc.	3.700%	4/15/46	18,078	14,295
	Lowe's Cos. Inc.	4.050%	5/3/47	21,697	17,896
	Lowe's Cos. Inc.	4.550%	4/5/49	17,044	15,056
	Lowe's Cos. Inc.	5.125%	4/15/50	8,070	7,784
	Lowe's Cos. Inc.	3.000%	10/15/50	14,582	9,931

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	3.500%	4/1/51	6,710	5,009
	Lowe's Cos. Inc.	4.250%	4/1/52	24,514	20,780
	Lowe's Cos. Inc.	5.625%	4/15/53	18,430	19,429
	Lowe's Cos. Inc.	5.750%	7/1/53	3,030	3,219
	Lowe's Cos. Inc.	4.450%	4/1/62	20,340	17,239
	Lowe's Cos. Inc.	5.800%	9/15/62	13,898	14,688
	Lowe's Cos. Inc.	5.850%	4/1/63	9,655	10,153
	Magna International Inc.	4.150%	10/1/25	4,539	4,471
	Magna International Inc.	2.450%	6/15/30	6,014	5,265
	Magna International Inc.	5.500%	3/21/33	6,500	6,887
	Marriott International Inc.	3.750%	3/15/25	9,733	9,566
[5]	Marriott International Inc.	5.750%	5/1/25	2,023	2,036
	Marriott International Inc.	3.750%	10/1/25	7,091	6,924
[5]	Marriott International Inc.	3.125%	6/15/26	10,793	10,364
	Marriott International Inc.	5.000%	10/15/27	7,600	7,695
[5]	Marriott International Inc.	4.000%	4/15/28	10,815	10,471
[5]	Marriott International Inc.	4.650%	12/1/28	4,245	4,226
[5]	Marriott International Inc.	4.625%	6/15/30	15,140	14,886
[5]	Marriott International Inc.	2.850%	4/15/31	11,743	10,185
[5]	Marriott International Inc.	3.500%	10/15/32	9,785	8,725
[5]	Marriott International Inc.	2.750%	10/15/33	8,255	6,813
	Masco Corp.	3.500%	11/15/27	7,402	7,028
	Masco Corp.	1.500%	2/15/28	8,005	7,009
	Masco Corp.	2.000%	10/1/30	4,081	3,374
	Masco Corp.	2.000%	2/15/31	6,458	5,319
	Masco Corp.	4.500%	5/15/47	7,220	6,212
	Masco Corp.	3.125%	2/15/51	2,824	1,979
[5]	Massachusetts Institute of Technology	3.959%	7/1/38	9,008	8,165
[5]	Massachusetts Institute of Technology	2.989%	7/1/50	7,665	5,745
[5]	Massachusetts Institute of Technology	2.294%	7/1/51	2,542	1,616
	Massachusetts Institute of Technology	3.067%	4/1/52	7,105	5,367
	Massachusetts Institute of Technology	5.600%	7/1/11	10,986	12,671
	Massachusetts Institute of Technology	4.678%	7/1/14	7,796	7,546
	Massachusetts Institute of Technology	3.885%	7/1/16	6,715	5,328
	Mattel Inc.	5.450%	11/1/41	4,000	3,582
[5]	McDonald's Corp.	3.375%	5/26/25	12,498	12,255
[5]	McDonald's Corp.	3.300%	7/1/25	7,508	7,341
[5]	McDonald's Corp.	1.450%	9/1/25	4,045	3,831
[5]	McDonald's Corp.	3.700%	1/30/26	20,137	19,804
[5]	McDonald's Corp.	3.500%	3/1/27	16,044	15,621
[5]	McDonald's Corp.	3.500%	7/1/27	8,053	7,828
[5]	McDonald's Corp.	3.800%	4/1/28	26,425	25,778
	McDonald's Corp.	4.800%	8/14/28	7,925	8,073
[5]	McDonald's Corp.	2.625%	9/1/29	18,201	16,660
[5]	McDonald's Corp.	2.125%	3/1/30	9,047	7,907
[5]	McDonald's Corp.	3.600%	7/1/30	9,131	8,666
	McDonald's Corp.	4.950%	8/14/33	8,000	8,223
[5]	McDonald's Corp.	4.700%	12/9/35	14,980	14,788
[5]	McDonald's Corp.	6.300%	10/15/37	6,051	6,858
[5]	McDonald's Corp.	6.300%	3/1/38	11,574	13,162
[5]	McDonald's Corp.	5.700%	2/1/39	15,200	16,339
[5]	McDonald's Corp.	4.875%	7/15/40	1,996	1,951
[5]	McDonald's Corp.	3.700%	2/15/42	8,824	7,461
[5]	McDonald's Corp.	3.625%	5/1/43	5,554	4,613
[5]	McDonald's Corp.	4.600%	5/26/45	7,533	7,111
[5]	McDonald's Corp.	4.875%	12/9/45	25,584	25,220
[5]	McDonald's Corp.	4.450%	3/1/47	14,602	13,408
[5]	McDonald's Corp.	4.450%	9/1/48	4,646	4,307
[5]	McDonald's Corp.	3.625%	9/1/49	18,493	14,862
[5]	McDonald's Corp.	4.200%	4/1/50	13,270	11,791
[5]	McDonald's Corp.	5.150%	9/9/52	10,205	10,384
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McDonald's Corp.	5.450%	8/14/53	5,000	5,326
	MDC Holdings Inc.	6.000%	1/15/43	9,271	8,651
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	9,679	12,135
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	3,000	2,600
	Mohawk Industries Inc.	5.850%	9/18/28	5,235	5,426
	Mohawk Industries Inc.	3.625%	5/15/30	6,540	6,050
	NIKE Inc.	2.400%	3/27/25	7,895	7,676
	NIKE Inc.	2.375%	11/1/26	13,948	13,243
	NIKE Inc.	2.750%	3/27/27	7,745	7,385
	NIKE Inc.	2.850%	3/27/30	15,563	14,312
	NIKE Inc.	3.250%	3/27/40	13,202	11,096
	NIKE Inc.	3.625%	5/1/43	6,957	6,007
	NIKE Inc.	3.875%	11/1/45	4,703	4,142
	NIKE Inc.	3.375%	11/1/46	6,660	5,375
	NIKE Inc.	3.375%	3/27/50	21,049	17,251
[5]	Northeastern University	2.894%	10/1/50	3,925	2,752
[5]	Northwestern University	4.643%	12/1/44	13,055	12,505
[5]	Northwestern University	2.640%	12/1/50	5,479	3,803
[5]	Northwestern University	3.662%	12/1/57	7,732	6,280
	NVR Inc.	3.000%	5/15/30	11,700	10,425
	O'Reilly Automotive Inc.	3.550%	3/15/26	5,516	5,359
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,525	3,609
	O'Reilly Automotive Inc.	3.600%	9/1/27	21,139	20,388
	O'Reilly Automotive Inc.	4.350%	6/1/28	4,617	4,586
	O'Reilly Automotive Inc.	3.900%	6/1/29	6,595	6,369
	O'Reilly Automotive Inc.	4.200%	4/1/30	7,766	7,494
	O'Reilly Automotive Inc.	1.750%	3/15/31	4,575	3,728
	Owens Corning	4.200%	12/1/24	10,215	10,092
	Owens Corning	3.400%	8/15/26	5,350	5,158
	Owens Corning	3.950%	8/15/29	5,850	5,579
	Owens Corning	3.875%	6/1/30	5,000	4,699
	Owens Corning	7.000%	12/1/36	959	1,102
	Owens Corning	4.300%	7/15/47	9,025	7,965
	Owens Corning	4.400%	1/30/48	4,605	4,010
[7]	President & Fellows of Harvard College	6.500%	1/15/39	100	116
	President & Fellows of Harvard College	4.875%	10/15/40	6,261	6,357
	President & Fellows of Harvard College	3.150%	7/15/46	10,860	8,491
	President & Fellows of Harvard College	2.517%	10/15/50	10,955	7,430
	President & Fellows of Harvard College	3.745%	11/15/52	5,923	5,139
	President & Fellows of Harvard College	3.300%	7/15/56	7,529	5,740
	PulteGroup Inc.	5.500%	3/1/26	7,650	7,752
	PulteGroup Inc.	5.000%	1/15/27	20,569	20,684
	PulteGroup Inc.	7.875%	6/15/32	250	294
	PulteGroup Inc.	6.375%	5/15/33	7,526	8,230
	PulteGroup Inc.	6.000%	2/15/35	5,232	5,503
	Ralph Lauren Corp.	3.750%	9/15/25	5,406	5,297
	Ralph Lauren Corp.	2.950%	6/15/30	10,967	9,977
[5]	Rockefeller Foundation	2.492%	10/1/50	15,265	10,111
	Ross Stores Inc.	4.600%	4/15/25	11,134	11,050
	Sands China Ltd.	5.375%	8/8/25	23,026	22,685
	Sands China Ltd.	4.300%	1/8/26	10,340	9,934
	Sands China Ltd.	2.550%	3/8/27	8,979	8,140
	Sands China Ltd.	5.650%	8/8/28	24,395	24,061
	Sands China Ltd.	3.100%	3/8/29	8,410	7,299
	Sands China Ltd.	4.625%	6/18/30	8,995	8,194
	Sands China Ltd.	3.500%	8/8/31	7,735	6,443
	Snap-on Inc.	3.250%	3/1/27	2,667	2,575
	Snap-on Inc.	4.100%	3/1/48	4,814	4,276
	Snap-on Inc.	3.100%	5/1/50	8,066	6,179
	Stanley Black & Decker Inc.	3.400%	3/1/26	9,741	9,423

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Stanley Black & Decker Inc.	4.250%	11/15/28	2,783	2,726
	Stanley Black & Decker Inc.	2.300%	3/15/30	23,640	20,120
	Stanley Black & Decker Inc.	5.200%	9/1/40	7,725	7,522
	Stanley Black & Decker Inc.	4.850%	11/15/48	6,470	5,838
	Stanley Black & Decker Inc.	2.750%	11/15/50	85	52
[5]	Stanley Black & Decker Inc.	4.000%	3/15/60	8,227	6,876
	Starbucks Corp.	3.800%	8/15/25	29,129	28,609
	Starbucks Corp.	4.750%	2/15/26	3,485	3,500
	Starbucks Corp.	2.450%	6/15/26	19,140	18,217
	Starbucks Corp.	2.000%	3/12/27	5,675	5,260
	Starbucks Corp.	3.500%	3/1/28	5,271	5,070
	Starbucks Corp.	4.000%	11/15/28	6,443	6,346
	Starbucks Corp.	3.550%	8/15/29	3,511	3,385
	Starbucks Corp.	2.250%	3/12/30	13,744	12,071
	Starbucks Corp.	2.550%	11/15/30	23,546	20,821
	Starbucks Corp.	4.800%	2/15/33	6,930	7,073
	Starbucks Corp.	4.300%	6/15/45	8,079	7,235
	Starbucks Corp.	3.750%	12/1/47	9,825	7,926
	Starbucks Corp.	4.500%	11/15/48	15,191	13,867
	Starbucks Corp.	4.450%	8/15/49	8,310	7,552
	Starbucks Corp.	3.350%	3/12/50	8,005	5,998
	Starbucks Corp.	3.500%	11/15/50	19,071	14,835
	Tapestry Inc.	7.050%	11/27/25	2,075	2,124
	Tapestry Inc.	7.000%	11/27/26	2,540	2,635
[5]	Tapestry Inc.	4.125%	7/15/27	3,538	3,369
	Tapestry Inc.	7.350%	11/27/28	7,635	8,013
	Tapestry Inc.	7.700%	11/27/30	13,100	13,813
[5]	Tapestry Inc.	3.050%	3/15/32	6,669	5,407
	Tapestry Inc.	7.850%	11/27/33	16,000	17,085
	Thomas Jefferson University	3.847%	11/1/57	8,060	5,983
	TJX Cos. Inc.	2.250%	9/15/26	22,995	21,812
	TJX Cos. Inc.	1.150%	5/15/28	7,150	6,265
	TJX Cos. Inc.	3.875%	4/15/30	9,105	8,802
	TJX Cos. Inc.	1.600%	5/15/31	5,750	4,776
	TJX Cos. Inc.	4.500%	4/15/50	1,570	1,498
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,580	4,547
	Toll Brothers Finance Corp.	4.350%	2/15/28	10,935	10,686
	Toll Brothers Finance Corp.	3.800%	11/1/29	5,320	4,983
	Toyota Motor Corp.	1.339%	3/25/26	14,697	13,701
	Toyota Motor Corp.	5.275%	7/13/26	6,920	7,044
	Toyota Motor Corp.	5.118%	7/13/28	6,400	6,640
	Toyota Motor Corp.	3.669%	7/20/28	5,273	5,151
	Toyota Motor Corp.	2.760%	7/2/29	7,679	7,197
	Toyota Motor Corp.	5.123%	7/13/33	4,060	4,377
[5]	Toyota Motor Credit Corp.	1.450%	1/13/25	11,095	10,708
[5]	Toyota Motor Credit Corp.	1.800%	2/13/25	17,959	17,368
[5]	Toyota Motor Credit Corp.	3.000%	4/1/25	4,019	3,930
[5]	Toyota Motor Credit Corp.	3.400%	4/14/25	12,527	12,298
	Toyota Motor Credit Corp.	3.950%	6/30/25	8,175	8,081
	Toyota Motor Credit Corp.	5.600%	9/11/25	10,250	10,423
[5]	Toyota Motor Credit Corp.	0.800%	10/16/25	13,047	12,200
[5]	Toyota Motor Credit Corp.	0.800%	1/9/26	9,103	8,448
	Toyota Motor Credit Corp.	4.450%	5/18/26	10,875	10,859
[5]	Toyota Motor Credit Corp.	1.125%	6/18/26	16,109	14,876
[5]	Toyota Motor Credit Corp.	5.000%	8/14/26	7,130	7,219
	Toyota Motor Credit Corp.	5.400%	11/20/26	11,190	11,461
[5]	Toyota Motor Credit Corp.	3.200%	1/11/27	13,003	12,541
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	6,794	6,304
[5]	Toyota Motor Credit Corp.	1.150%	8/13/27	10,654	9,517
[5]	Toyota Motor Credit Corp.	4.550%	9/20/27	6,406	6,459
	Toyota Motor Credit Corp.	5.450%	11/10/27	5,815	6,030
[5]	Toyota Motor Credit Corp.	3.050%	1/11/28	12,241	11,676
[5]	Toyota Motor Credit Corp.	1.900%	4/6/28	8,968	8,142
[5]	Toyota Motor Credit Corp.	5.250%	9/11/28	10,000	10,367
	Toyota Motor Credit Corp.	3.650%	1/8/29	10,854	10,591
[5]	Toyota Motor Credit Corp.	4.450%	6/29/29	6,750	6,783
[5]	Toyota Motor Credit Corp.	2.150%	2/13/30	14,333	12,658
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Toyota Motor Credit Corp.	3.375%	4/1/30	11,740	11,040
	Toyota Motor Credit Corp.	4.550%	5/17/30	7,298	7,351
	Toyota Motor Credit Corp.	5.550%	11/20/30	12,570	13,242
[5]	Toyota Motor Credit Corp.	1.650%	1/10/31	7,990	6,653
	Toyota Motor Credit Corp.	1.900%	9/12/31	21,224	17,688
[5]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,780	2,385
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,065	5,202
	Tractor Supply Co.	1.750%	11/1/30	6,290	5,158
	Tractor Supply Co.	5.250%	5/15/33	2,900	2,976
[5]	Trustees of Boston College	3.129%	7/1/52	5,208	3,816
[5]	Trustees of Boston University	4.061%	10/1/48	6,412	5,669
	Trustees of Princeton University	5.700%	3/1/39	10,210	11,381
[5]	Trustees of Princeton University	2.516%	7/1/50	6,220	4,291
	Trustees of Princeton University	4.201%	3/1/52	9,775	9,103
[5]	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,925	3,837
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,392	4,069
	Trustees of the University of Pennsylvania	3.610%	2/15/19	3,650	2,625
[5]	University of Chicago	2.761%	4/1/45	5,539	4,301
[5]	University of Chicago	2.547%	4/1/50	10,397	7,047
	University of Chicago	3.000%	10/1/52	4,946	3,578
[5]	University of Chicago	4.003%	10/1/53	9,154	8,097
[5]	University of Miami	4.063%	4/1/52	7,335	6,266
[5]	University of Notre Dame du Lac	3.438%	2/15/45	16,404	13,268
[5]	University of Notre Dame du Lac	3.394%	2/15/48	11,394	9,246
[5]	University of Southern California	3.028%	10/1/39	12,095	9,989
[5]	University of Southern California	3.841%	10/1/47	16,330	13,948
	University of Southern California	2.805%	10/1/50	5,502	3,828
[5]	University of Southern California	2.945%	10/1/51	7,290	5,168
	University of Southern California	4.976%	10/1/53	5,885	6,067
	University of Southern California	5.250%	10/1/11	3,863	3,995
[5]	University of Southern California	3.226%	10/1/20	1,844	1,166
	VF Corp.	2.400%	4/23/25	9,315	8,898
	VF Corp.	2.800%	4/23/27	3,790	3,478
	VF Corp.	2.950%	4/23/30	9,246	7,727
[5]	Washington University	3.524%	4/15/54	9,688	7,800
	Washington University	4.349%	4/15/22	5,335	4,526
	Whirlpool Corp.	3.700%	5/1/25	4,608	4,505
	Whirlpool Corp.	4.750%	2/26/29	20,570	20,487
	Whirlpool Corp.	2.400%	5/15/31	2,772	2,324
	Whirlpool Corp.	4.700%	5/14/32	3,025	2,936
	Whirlpool Corp.	5.500%	3/1/33	4,050	4,134
	Whirlpool Corp.	4.500%	6/1/46	5,857	4,955
	Whirlpool Corp.	4.600%	5/15/50	5,370	4,534
[5]	William Marsh Rice University	3.574%	5/15/45	11,243	9,388
[5]	William Marsh Rice University	3.774%	5/15/55	1,140	950
[5]	Yale University	0.873%	4/15/25	7,299	6,934
[5]	Yale University	1.482%	4/15/30	12,292	10,249
[5]	Yale University	2.402%	4/15/50	9,734	6,413
					5,476,897
Consumer Staples (1.8%)
	Ahold Finance USA LLC	6.875%	5/1/29	3,353	3,713
	Altria Group Inc.	2.350%	5/6/25	4,386	4,231
	Altria Group Inc.	4.400%	2/14/26	21,170	20,974
	Altria Group Inc.	2.625%	9/16/26	15,269	14,434
	Altria Group Inc.	4.800%	2/14/29	17,011	16,976
	Altria Group Inc.	3.400%	5/6/30	6,143	5,612
	Altria Group Inc.	2.450%	2/4/32	20,491	16,740
	Altria Group Inc.	5.800%	2/14/39	16,527	16,877
	Altria Group Inc.	3.400%	2/4/41	36,460	26,763
	Altria Group Inc.	4.250%	8/9/42	12,054	9,831
	Altria Group Inc.	4.500%	5/2/43	19,320	16,109
	Altria Group Inc.	5.375%	1/31/44	4,496	4,440
	Altria Group Inc.	3.875%	9/16/46	31,549	23,727
	Altria Group Inc.	5.950%	2/14/49	25,953	26,417

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	4.450%	5/6/50	13,490	10,719
	Altria Group Inc.	3.700%	2/4/51	14,175	10,010
	Altria Group Inc.	6.200%	2/14/59	3,735	3,953
[5]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	13,063	12,822
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	84,002	83,837
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	170,801	168,515
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	28,161	28,152
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	21,712	20,684
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	37,284	36,348
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	37,486	37,050
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	64,913	66,000
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	26,348	25,112
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	6,255	6,506
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	3,357	3,668
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	29,008	27,556
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	8,679	11,593
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	18,236	19,241
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	4,881	6,327
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	7,866	7,361
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	12,477	12,504
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	9,834	9,330
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	25,223	23,286
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	28,435	30,667
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,645	5,374
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	19,453	21,820
	Archer-Daniels-Midland Co.	2.500%	8/11/26	16,698	15,901
	Archer-Daniels-Midland Co.	3.250%	3/27/30	10,557	9,858
	Archer-Daniels-Midland Co.	2.900%	3/1/32	9,500	8,448
	Archer-Daniels-Midland Co.	5.935%	10/1/32	3,472	3,826
	Archer-Daniels-Midland Co.	4.500%	8/15/33	10,340	10,358
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,583	2,767
	Archer-Daniels-Midland Co.	3.750%	9/15/47	4,605	3,804
	Archer-Daniels-Midland Co.	4.500%	3/15/49	7,270	6,807
	Archer-Daniels-Midland Co.	2.700%	9/15/51	9,385	6,345
	Avery Dennison Corp.	4.875%	12/6/28	8,039	8,141
	Avery Dennison Corp.	2.650%	4/30/30	10,169	8,992
	Avery Dennison Corp.	5.750%	3/15/33	7,600	8,045
	BAT Capital Corp.	2.789%	9/6/24	14,990	14,683
	BAT Capital Corp.	3.215%	9/6/26	21,316	20,398
	BAT Capital Corp.	4.700%	4/2/27	14,482	14,334
	BAT Capital Corp.	3.557%	8/15/27	12,911	12,331
	BAT Capital Corp.	2.259%	3/25/28	29,889	26,737
	BAT Capital Corp.	3.462%	9/6/29	10,010	9,214
	BAT Capital Corp.	4.906%	4/2/30	19,023	18,711
	BAT Capital Corp.	6.343%	8/2/30	6,990	7,345
	BAT Capital Corp.	2.726%	3/25/31	17,565	14,734
	BAT Capital Corp.	4.742%	3/16/32	10,475	10,057
	BAT Capital Corp.	7.750%	10/19/32	9,475	10,688
	BAT Capital Corp.	6.421%	8/2/33	17,690	18,523
	BAT Capital Corp.	4.390%	8/15/37	32,263	27,057
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	3.734%	9/25/40	12,855	9,476
	BAT Capital Corp.	7.079%	8/2/43	10,180	10,824
	BAT Capital Corp.	4.540%	8/15/47	26,319	20,242
	BAT Capital Corp.	4.758%	9/6/49	6,751	5,358
	BAT Capital Corp.	5.282%	4/2/50	14,521	12,447
	BAT Capital Corp.	3.984%	9/25/50	5,725	4,045
	BAT Capital Corp.	5.650%	3/16/52	4,890	4,433
	BAT Capital Corp.	7.081%	8/2/53	11,055	11,829
	BAT International Finance plc	1.668%	3/25/26	26,002	24,149
	BAT International Finance plc	4.448%	3/16/28	8,975	8,836
	BAT International Finance plc	5.931%	2/2/29	13,273	13,796
	Brown-Forman Corp.	3.500%	4/15/25	4,948	4,856
	Brown-Forman Corp.	4.750%	4/15/33	13,185	13,435
	Brown-Forman Corp.	4.000%	4/15/38	1,620	1,468
	Brown-Forman Corp.	4.500%	7/15/45	6,127	5,701
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	6,493	6,136
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	12,202	11,713
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	7,481	7,212
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,867	11,197
	Campbell Soup Co.	3.950%	3/15/25	16,672	16,415
	Campbell Soup Co.	3.300%	3/19/25	6,876	6,711
	Campbell Soup Co.	4.150%	3/15/28	21,285	20,856
	Campbell Soup Co.	2.375%	4/24/30	7,980	6,918
	Campbell Soup Co.	3.125%	4/24/50	6,996	4,831
	Church & Dwight Co. Inc.	3.150%	8/1/27	5,491	5,259
	Church & Dwight Co. Inc.	3.950%	8/1/47	5,209	4,349
	Church & Dwight Co. Inc.	5.000%	6/15/52	9,125	9,144
	Clorox Co.	3.100%	10/1/27	7,787	7,360
	Clorox Co.	3.900%	5/15/28	6,550	6,349
	Clorox Co.	1.800%	5/15/30	8,681	7,249
	Coca-Cola Co.	3.375%	3/25/27	3,968	3,877
	Coca-Cola Co.	2.900%	5/25/27	10,931	10,465
	Coca-Cola Co.	1.450%	6/1/27	13,898	12,703
	Coca-Cola Co.	1.500%	3/5/28	12,135	10,939
	Coca-Cola Co.	1.000%	3/15/28	14,253	12,575
	Coca-Cola Co.	2.125%	9/6/29	9,217	8,327
	Coca-Cola Co.	3.450%	3/25/30	10,677	10,248
	Coca-Cola Co.	1.650%	6/1/30	29,892	25,612
	Coca-Cola Co.	2.000%	3/5/31	5,645	4,873
	Coca-Cola Co.	1.375%	3/15/31	19,644	16,210
	Coca-Cola Co.	2.250%	1/5/32	10,297	8,996
	Coca-Cola Co.	4.125%	3/25/40	1,670	1,557
	Coca-Cola Co.	2.500%	6/1/40	23,945	18,117
	Coca-Cola Co.	2.875%	5/5/41	10,335	8,200
	Coca-Cola Co.	4.200%	3/25/50	12,565	11,715
	Coca-Cola Co.	2.600%	6/1/50	18,068	12,457
	Coca-Cola Co.	3.000%	3/5/51	6,255	4,728
	Coca-Cola Co.	2.500%	3/15/51	46,353	31,201
	Coca-Cola Co.	2.750%	6/1/60	3,729	2,585
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,500	8,315
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	9,832	8,827
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	7,504	5,968
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	11,500	11,541
	Colgate-Palmolive Co.	3.100%	8/15/25	7,685	7,522
	Colgate-Palmolive Co.	3.100%	8/15/27	7,400	7,143
	Colgate-Palmolive Co.	4.600%	3/1/28	7,279	7,462
	Colgate-Palmolive Co.	3.250%	8/15/32	11,695	10,863
	Colgate-Palmolive Co.	4.600%	3/1/33	8,310	8,641
[5]	Colgate-Palmolive Co.	4.000%	8/15/45	5,407	4,993
[5]	Colgate-Palmolive Co.	3.700%	8/1/47	5,989	5,233
	Conagra Brands Inc.	4.600%	11/1/25	14,250	14,124
	Conagra Brands Inc.	5.300%	10/1/26	8,334	8,434
	Conagra Brands Inc.	1.375%	11/1/27	14,514	12,756
	Conagra Brands Inc.	7.000%	10/1/28	2,844	3,066
	Conagra Brands Inc.	4.850%	11/1/28	6,756	6,752
	Conagra Brands Inc.	8.250%	9/15/30	2,052	2,397
	Conagra Brands Inc.	5.300%	11/1/38	6,865	6,715

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conagra Brands Inc.	5.400%	11/1/48	2,618	2,536
[5]	Conopco Inc.	7.250%	12/15/26	750	804
	Constellation Brands Inc.	4.400%	11/15/25	15,644	15,466
	Constellation Brands Inc.	4.750%	12/1/25	10,949	10,898
	Constellation Brands Inc.	3.700%	12/6/26	13,343	13,010
	Constellation Brands Inc.	3.500%	5/9/27	10,905	10,507
	Constellation Brands Inc.	3.600%	2/15/28	14,415	13,844
	Constellation Brands Inc.	4.650%	11/15/28	7,097	7,109
	Constellation Brands Inc.	3.150%	8/1/29	16,856	15,679
	Constellation Brands Inc.	2.875%	5/1/30	4,233	3,792
	Constellation Brands Inc.	2.250%	8/1/31	14,207	11,950
	Constellation Brands Inc.	4.750%	5/9/32	5,866	5,849
	Constellation Brands Inc.	4.900%	5/1/33	10,465	10,530
	Constellation Brands Inc.	4.500%	5/9/47	15,723	14,009
	Constellation Brands Inc.	4.100%	2/15/48	10,145	8,622
	Constellation Brands Inc.	5.250%	11/15/48	9,551	9,458
	Constellation Brands Inc.	3.750%	5/1/50	8,465	6,762
	Costco Wholesale Corp.	3.000%	5/18/27	20,614	19,850
	Costco Wholesale Corp.	1.375%	6/20/27	51,555	46,814
	Costco Wholesale Corp.	1.600%	4/20/30	38,716	33,176
	Costco Wholesale Corp.	1.750%	4/20/32	23,156	19,261
	Delhaize America LLC	9.000%	4/15/31	3,805	4,516
	Diageo Capital plc	1.375%	9/29/25	11,685	11,044
	Diageo Capital plc	5.200%	10/24/25	7,143	7,206
	Diageo Capital plc	5.300%	10/24/27	6,310	6,517
	Diageo Capital plc	3.875%	5/18/28	4,501	4,406
	Diageo Capital plc	2.375%	10/24/29	7,925	7,143
	Diageo Capital plc	2.000%	4/29/30	13,174	11,401
	Diageo Capital plc	2.125%	4/29/32	17,819	14,883
	Diageo Capital plc	5.500%	1/24/33	8,605	9,160
	Diageo Capital plc	5.875%	9/30/36	4,328	4,772
	Diageo Capital plc	3.875%	4/29/43	9,526	8,300
	Diageo Investment Corp.	7.450%	4/15/35	2,952	3,586
	Diageo Investment Corp.	4.250%	5/11/42	5,602	5,105
	Dollar General Corp.	4.150%	11/1/25	7,725	7,601
	Dollar General Corp.	3.875%	4/15/27	10,577	10,256
	Dollar General Corp.	4.625%	11/1/27	3,220	3,200
	Dollar General Corp.	4.125%	5/1/28	8,362	8,183
	Dollar General Corp.	5.200%	7/5/28	4,820	4,888
	Dollar General Corp.	3.500%	4/3/30	16,316	15,036
	Dollar General Corp.	5.000%	11/1/32	6,075	6,064
	Dollar General Corp.	5.450%	7/5/33	13,925	14,198
	Dollar General Corp.	4.125%	4/3/50	12,795	10,146
	Dollar Tree Inc.	4.000%	5/15/25	20,145	19,788
	Dollar Tree Inc.	4.200%	5/15/28	17,596	17,218
	Dollar Tree Inc.	3.375%	12/1/51	4,841	3,364
	Estee Lauder Cos. Inc.	2.000%	12/1/24	4,788	4,651
	Estee Lauder Cos. Inc.	3.150%	3/15/27	9,234	8,848
	Estee Lauder Cos. Inc.	4.375%	5/15/28	5,069	5,066
	Estee Lauder Cos. Inc.	2.375%	12/1/29	13,554	12,071
	Estee Lauder Cos. Inc.	2.600%	4/15/30	15,151	13,425
	Estee Lauder Cos. Inc.	1.950%	3/15/31	13,574	11,369
	Estee Lauder Cos. Inc.	4.650%	5/15/33	8,913	8,966
	Estee Lauder Cos. Inc.	6.000%	5/15/37	5,377	5,922
	Estee Lauder Cos. Inc.	4.375%	6/15/45	6,831	6,189
	Estee Lauder Cos. Inc.	4.150%	3/15/47	3,702	3,201
	Estee Lauder Cos. Inc.	3.125%	12/1/49	8,852	6,452
	Estee Lauder Cos. Inc.	5.150%	5/15/53	9,181	9,369
	Flowers Foods Inc.	3.500%	10/1/26	5,487	5,258
	Flowers Foods Inc.	2.400%	3/15/31	6,435	5,415
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	23,560	17,925
	General Mills Inc.	4.000%	4/17/25	2,937	2,902
	General Mills Inc.	3.200%	2/10/27	14,804	14,172
	General Mills Inc.	4.200%	4/17/28	24,125	23,810
	General Mills Inc.	2.875%	4/15/30	8,341	7,537
	General Mills Inc.	2.250%	10/14/31	5,353	4,503
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Mills Inc.	4.950%	3/29/33	10,855	11,006
	General Mills Inc.	3.000%	2/1/51	7,544	5,260
	Haleon US Capital LLC	3.375%	3/24/27	25,299	24,347
	Haleon US Capital LLC	3.375%	3/24/29	12,874	12,182
	Haleon US Capital LLC	3.625%	3/24/32	33,730	31,140
	Haleon US Capital LLC	4.000%	3/24/52	10,388	8,826
	Hershey Co.	3.200%	8/21/25	7,510	7,350
	Hershey Co.	2.300%	8/15/26	10,062	9,550
	Hershey Co.	4.250%	5/4/28	2,760	2,765
	Hershey Co.	2.450%	11/15/29	4,869	4,405
	Hershey Co.	1.700%	6/1/30	2,373	2,018
	Hershey Co.	4.500%	5/4/33	2,801	2,818
	Hershey Co.	3.375%	8/15/46	850	668
	Hershey Co.	3.125%	11/15/49	4,826	3,677
	Hershey Co.	2.650%	6/1/50	2,760	1,911
	Hormel Foods Corp.	1.700%	6/3/28	7,574	6,817
	Hormel Foods Corp.	1.800%	6/11/30	12,898	10,970
	Hormel Foods Corp.	3.050%	6/3/51	5,193	3,767
	Ingredion Inc.	3.200%	10/1/26	5,695	5,450
	Ingredion Inc.	2.900%	6/1/30	11,024	9,832
	Ingredion Inc.	3.900%	6/1/50	1,410	1,044
	J M Smucker Co.	3.500%	3/15/25	15,226	14,937
	J M Smucker Co.	3.375%	12/15/27	13,570	12,908
	J M Smucker Co.	5.900%	11/15/28	5,795	6,102
	J M Smucker Co.	2.375%	3/15/30	10,815	9,346
	J M Smucker Co.	2.125%	3/15/32	5,250	4,257
	J M Smucker Co.	6.200%	11/15/33	18,855	20,567
	J M Smucker Co.	4.250%	3/15/35	8,123	7,557
	J M Smucker Co.	2.750%	9/15/41	3,125	2,182
	J M Smucker Co.	6.500%	11/15/43	10,635	11,862
	J M Smucker Co.	3.550%	3/15/50	2,597	1,914
	J M Smucker Co.	6.500%	11/15/53	13,127	15,163
	JBS USA LUX SA	5.125%	2/1/28	14,468	14,375
	JBS USA LUX SA	5.500%	1/15/30	15,220	14,915
	JBS USA LUX SA	3.750%	12/1/31	10,033	8,632
	JBS USA LUX SA	3.625%	1/15/32	3,645	3,111
	JBS USA LUX SA	5.750%	4/1/33	28,105	27,763
[7]	JBS USA LUX SA	6.750%	3/15/34	14,284	15,029
	JBS USA LUX SA	4.375%	2/2/52	14,606	10,841
	JBS USA LUX SA	6.500%	12/1/52	32,649	32,702
[7]	JBS USA LUX SA	7.250%	11/15/53	9,954	10,844
	Kellanova	3.250%	4/1/26	10,983	10,649
	Kellanova	3.400%	11/15/27	8,167	7,845
	Kellanova	4.300%	5/15/28	6,633	6,567
	Kellanova	2.100%	6/1/30	1,875	1,611
[5]	Kellanova	7.450%	4/1/31	7,115	8,149
	Kellanova	4.500%	4/1/46	8,025	7,192
	Kenvue Inc.	5.500%	3/22/25	9,735	9,817
	Kenvue Inc.	5.350%	3/22/26	10,360	10,537
	Kenvue Inc.	5.050%	3/22/28	12,810	13,125
	Kenvue Inc.	5.000%	3/22/30	12,810	13,250
	Kenvue Inc.	4.900%	3/22/33	32,500	33,471
	Kenvue Inc.	5.100%	3/22/43	9,865	10,261
	Kenvue Inc.	5.050%	3/22/53	19,550	20,227
	Kenvue Inc.	5.200%	3/22/63	9,775	10,229
	Keurig Dr Pepper Inc.	4.417%	5/25/25	6,622	6,556
	Keurig Dr Pepper Inc.	3.400%	11/15/25	9,300	9,042
	Keurig Dr Pepper Inc.	2.550%	9/15/26	10,196	9,633
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,871	8,551
	Keurig Dr Pepper Inc.	3.950%	4/15/29	17,175	16,738
	Keurig Dr Pepper Inc.	3.200%	5/1/30	24,539	22,557
	Keurig Dr Pepper Inc.	2.250%	3/15/31	10,055	8,591
	Keurig Dr Pepper Inc.	4.050%	4/15/32	13,443	12,939
	Keurig Dr Pepper Inc.	4.500%	11/15/45	4,709	4,270
	Keurig Dr Pepper Inc.	4.420%	12/15/46	5,382	4,777
	Keurig Dr Pepper Inc.	5.085%	5/25/48	55	54
	Keurig Dr Pepper Inc.	3.800%	5/1/50	11,612	9,422

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keurig Dr Pepper Inc.	3.350%	3/15/51	5,930	4,420
	Keurig Dr Pepper Inc.	4.500%	4/15/52	18,720	17,126
	Kimberly-Clark Corp.	3.050%	8/15/25	4,930	4,804
	Kimberly-Clark Corp.	2.750%	2/15/26	10,377	10,030
	Kimberly-Clark Corp.	1.050%	9/15/27	4,851	4,330
	Kimberly-Clark Corp.	3.950%	11/1/28	4,485	4,423
	Kimberly-Clark Corp.	3.200%	4/25/29	7,068	6,701
	Kimberly-Clark Corp.	3.100%	3/26/30	9,694	9,045
	Kimberly-Clark Corp.	2.000%	11/2/31	10,621	8,984
	Kimberly-Clark Corp.	6.625%	8/1/37	3,163	3,767
	Kimberly-Clark Corp.	5.300%	3/1/41	10,559	11,011
	Kimberly-Clark Corp.	3.200%	7/30/46	6,880	5,268
	Kimberly-Clark Corp.	3.900%	5/4/47	5,455	4,634
	Kimberly-Clark Corp.	2.875%	2/7/50	2,494	1,796
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	3,049	3,135
	Kraft Heinz Foods Co.	3.000%	6/1/26	23,703	22,784
	Kraft Heinz Foods Co.	3.875%	5/15/27	17,690	17,353
	Kraft Heinz Foods Co.	3.750%	4/1/30	5,365	5,125
	Kraft Heinz Foods Co.	5.000%	7/15/35	15,255	15,358
	Kraft Heinz Foods Co.	6.875%	1/26/39	10,802	12,513
	Kraft Heinz Foods Co.	4.625%	10/1/39	55	51
	Kraft Heinz Foods Co.	6.500%	2/9/40	17,770	19,955
	Kraft Heinz Foods Co.	5.000%	6/4/42	7,572	7,319
	Kraft Heinz Foods Co.	5.200%	7/15/45	24,866	24,373
	Kraft Heinz Foods Co.	4.375%	6/1/46	37,273	32,624
	Kraft Heinz Foods Co.	4.875%	10/1/49	29,331	27,834
	Kraft Heinz Foods Co.	5.500%	6/1/50	21,466	22,163
	Kroger Co.	3.500%	2/1/26	15,077	14,684
	Kroger Co.	2.650%	10/15/26	15,674	14,822
	Kroger Co.	3.700%	8/1/27	3,272	3,170
[5]	Kroger Co.	7.700%	6/1/29	5,250	5,938
	Kroger Co.	8.000%	9/15/29	4,085	4,664
	Kroger Co.	2.200%	5/1/30	6,123	5,243
	Kroger Co.	7.500%	4/1/31	3,684	4,229
	Kroger Co.	6.900%	4/15/38	7,388	8,402
	Kroger Co.	5.400%	7/15/40	5,632	5,543
	Kroger Co.	5.000%	4/15/42	7,157	6,714
	Kroger Co.	5.150%	8/1/43	4,600	4,424
	Kroger Co.	3.875%	10/15/46	13,880	10,930
	Kroger Co.	4.450%	2/1/47	21,178	18,770
	Kroger Co.	4.650%	1/15/48	6,466	5,804
	Kroger Co.	3.950%	1/15/50	9,234	7,552
	McCormick & Co. Inc.	0.900%	2/15/26	6,266	5,772
	McCormick & Co. Inc.	3.400%	8/15/27	10,536	10,066
	McCormick & Co. Inc.	2.500%	4/15/30	8,092	7,088
	McCormick & Co. Inc.	1.850%	2/15/31	5,439	4,475
	McCormick & Co. Inc.	4.950%	4/15/33	5,000	5,019
	McCormick & Co. Inc.	4.200%	8/15/47	6,223	5,367
	Mead Johnson Nutrition Co.	4.125%	11/15/25	15,611	15,400
	Mead Johnson Nutrition Co.	5.900%	11/1/39	7,490	7,965
	Mead Johnson Nutrition Co.	4.600%	6/1/44	6,208	5,823
	Molson Coors Beverage Co.	3.000%	7/15/26	30,925	29,611
	Molson Coors Beverage Co.	5.000%	5/1/42	19,389	18,747
	Molson Coors Beverage Co.	4.200%	7/15/46	23,507	20,061
	Mondelez International Inc.	1.500%	5/4/25	9,382	8,948
	Mondelez International Inc.	2.625%	3/17/27	9,925	9,359
	Mondelez International Inc.	2.750%	4/13/30	10,669	9,639
	Mondelez International Inc.	1.500%	2/4/31	9,520	7,759
	Mondelez International Inc.	3.000%	3/17/32	5,602	4,971
	Mondelez International Inc.	1.875%	10/15/32	9,500	7,742
	Mondelez International Inc.	2.625%	9/4/50	15,667	10,518
	PepsiCo Inc.	2.250%	3/19/25	22,215	21,591
	PepsiCo Inc.	2.750%	4/30/25	21,556	21,007
	PepsiCo Inc.	3.500%	7/17/25	14,585	14,350
	PepsiCo Inc.	5.250%	11/10/25	6,595	6,699
	PepsiCo Inc.	2.850%	2/24/26	13,089	12,657
	PepsiCo Inc.	2.375%	10/6/26	19,198	18,246
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	5.125%	11/10/26	5,180	5,291
PepsiCo Inc.	2.625%	3/19/27	14,081	13,366
PepsiCo Inc.	3.000%	10/15/27	9,328	8,967
PepsiCo Inc.	3.600%	2/18/28	7,987	7,819
PepsiCo Inc.	4.450%	5/15/28	3,895	3,969
PepsiCo Inc.	2.625%	7/29/29	19,010	17,525
PepsiCo Inc.	2.750%	3/19/30	38,038	34,936
PepsiCo Inc.	1.625%	5/1/30	14,666	12,498
PepsiCo Inc.	1.400%	2/25/31	12,266	10,138
PepsiCo Inc.	1.950%	10/21/31	5,870	4,983
PepsiCo Inc.	3.500%	3/19/40	10,660	9,102
PepsiCo Inc.	2.625%	10/21/41	10,733	8,091
PepsiCo Inc.	4.000%	3/5/42	9,492	8,614
PepsiCo Inc.	3.600%	8/13/42	11,044	9,346
PepsiCo Inc.	4.250%	10/22/44	4,579	4,187
PepsiCo Inc.	4.450%	4/14/46	15,748	15,180
PepsiCo Inc.	3.450%	10/6/46	22,453	18,589
PepsiCo Inc.	4.000%	5/2/47	7,378	6,588
PepsiCo Inc.	3.375%	7/29/49	6,725	5,366
PepsiCo Inc.	2.875%	10/15/49	12,779	9,402
PepsiCo Inc.	3.625%	3/19/50	6,641	5,585
PepsiCo Inc.	2.750%	10/21/51	8,395	5,970
PepsiCo Inc.	4.200%	7/18/52	10,993	10,202
PepsiCo Inc.	4.650%	2/15/53	6,415	6,374
PepsiCo Inc.	3.875%	3/19/60	4,645	4,025
Philip Morris International Inc.	1.500%	5/1/25	6,471	6,187
Philip Morris International Inc.	3.375%	8/11/25	9,139	8,923
Philip Morris International Inc.	5.000%	11/17/25	10,847	10,897
Philip Morris International Inc.	4.875%	2/13/26	8,204	8,227
Philip Morris International Inc.	2.750%	2/25/26	18,496	17,727
Philip Morris International Inc.	0.875%	5/1/26	5,456	4,998
Philip Morris International Inc.	3.125%	8/17/27	5,760	5,482
Philip Morris International Inc.	5.125%	11/17/27	18,505	18,837
Philip Morris International Inc.	4.875%	2/15/28	16,893	17,087
Philip Morris International Inc.	3.125%	3/2/28	6,049	5,714
Philip Morris International Inc.	5.250%	9/7/28	8,650	8,905
Philip Morris International Inc.	3.375%	8/15/29	11,271	10,560
Philip Morris International Inc.	5.625%	11/17/29	15,865	16,641
Philip Morris International Inc.	5.125%	2/15/30	12,195	12,412
Philip Morris International Inc.	2.100%	5/1/30	15,275	13,143
Philip Morris International Inc.	5.500%	9/7/30	6,087	6,314
Philip Morris International Inc.	5.750%	11/17/32	29,209	30,667
Philip Morris International Inc.	5.375%	2/15/33	29,943	30,728
Philip Morris International Inc.	5.625%	9/7/33	9,618	10,061
Philip Morris International Inc.	6.375%	5/16/38	13,875	15,518
Philip Morris International Inc.	4.375%	11/15/41	24,188	21,460
Philip Morris International Inc.	4.500%	3/20/42	9,958	8,950
Philip Morris International Inc.	3.875%	8/21/42	16,325	13,400
Philip Morris International Inc.	4.125%	3/4/43	10,410	8,834
Philip Morris International Inc.	4.875%	11/15/43	12,127	11,436
Philip Morris International Inc.	4.250%	11/10/44	7,681	6,600
Pilgrim's Pride Corp.	4.250%	4/15/31	13,195	11,921
Pilgrim's Pride Corp.	3.500%	3/1/32	11,753	9,957
Pilgrim's Pride Corp.	6.250%	7/1/33	15,000	15,434
Procter & Gamble Co.	0.550%	10/29/25	5,475	5,116
Procter & Gamble Co.	2.700%	2/2/26	19,055	18,419
Procter & Gamble Co.	2.450%	11/3/26	15,148	14,470
Procter & Gamble Co.	2.800%	3/25/27	19,692	18,863
Procter & Gamble Co.	2.850%	8/11/27	2,682	2,569
Procter & Gamble Co.	3.000%	3/25/30	32,387	30,331
Procter & Gamble Co.	1.200%	10/29/30	20,475	16,948
Procter & Gamble Co.	4.050%	1/26/33	10,000	10,020
Procter & Gamble Co.	5.550%	3/5/37	1,905	2,134
Procter & Gamble Co.	3.550%	3/25/40	9,986	8,925
Procter & Gamble Co.	3.500%	10/25/47	11,027	9,390
Procter & Gamble Co.	3.600%	3/25/50	5,669	4,990
Reynolds American Inc.	4.450%	6/12/25	24,564	24,281

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reynolds American Inc.	5.700%	8/15/35	13,697	13,516
	Reynolds American Inc.	7.250%	6/15/37	3,893	4,240
[5]	Reynolds American Inc.	8.125%	5/1/40	2,569	2,916
[5]	Reynolds American Inc.	7.000%	8/4/41	3,375	3,512
	Reynolds American Inc.	6.150%	9/15/43	9,836	9,794
	Reynolds American Inc.	5.850%	8/15/45	35,037	33,008
	Sysco Corp.	3.750%	10/1/25	9,272	9,066
	Sysco Corp.	3.300%	7/15/26	19,656	18,988
	Sysco Corp.	3.250%	7/15/27	21,772	20,826
	Sysco Corp.	5.750%	1/17/29	6,500	6,780
	Sysco Corp.	2.400%	2/15/30	3,950	3,481
	Sysco Corp.	5.950%	4/1/30	12,134	12,915
	Sysco Corp.	2.450%	12/14/31	6,000	5,078
	Sysco Corp.	6.000%	1/17/34	3,030	3,279
	Sysco Corp.	6.600%	4/1/40	13,813	15,566
	Sysco Corp.	4.850%	10/1/45	8,460	7,809
	Sysco Corp.	4.500%	4/1/46	4,249	3,779
	Sysco Corp.	4.450%	3/15/48	8,261	7,277
	Sysco Corp.	3.300%	2/15/50	7,490	5,503
	Sysco Corp.	6.600%	4/1/50	17,899	20,965
	Sysco Corp.	3.150%	12/14/51	9,067	6,499
	Target Corp.	2.250%	4/15/25	13,320	12,921
	Target Corp.	2.500%	4/15/26	11,540	11,113
	Target Corp.	1.950%	1/15/27	6,035	5,631
	Target Corp.	3.375%	4/15/29	17,671	17,009
	Target Corp.	2.350%	2/15/30	9,569	8,557
	Target Corp.	2.650%	9/15/30	11,438	10,257
	Target Corp.	4.400%	1/15/33	5,000	5,046
	Target Corp.	6.500%	10/15/37	6,027	7,006
	Target Corp.	7.000%	1/15/38	10,122	12,318
	Target Corp.	4.000%	7/1/42	3,013	2,732
	Target Corp.	3.625%	4/15/46	10,285	8,518
	Target Corp.	3.900%	11/15/47	1,770	1,533
	Target Corp.	2.950%	1/15/52	16,695	11,959
	Target Corp.	4.800%	1/15/53	9,870	9,801
	Tyson Foods Inc.	4.000%	3/1/26	14,156	13,889
	Tyson Foods Inc.	3.550%	6/2/27	15,992	15,264
	Tyson Foods Inc.	4.350%	3/1/29	17,878	17,378
	Tyson Foods Inc.	5.150%	8/15/44	14,462	13,289
	Tyson Foods Inc.	4.550%	6/2/47	2,390	2,007
	Tyson Foods Inc.	5.100%	9/28/48	8,577	7,795
	Unilever Capital Corp.	3.375%	3/22/25	266	262
	Unilever Capital Corp.	3.100%	7/30/25	9,891	9,711
	Unilever Capital Corp.	2.000%	7/28/26	11,245	10,595
	Unilever Capital Corp.	2.900%	5/5/27	6,650	6,349
	Unilever Capital Corp.	3.500%	3/22/28	2,525	2,449
	Unilever Capital Corp.	4.875%	9/8/28	7,995	8,222
	Unilever Capital Corp.	2.125%	9/6/29	19,590	17,476
	Unilever Capital Corp.	1.375%	9/14/30	4,792	3,975
	Unilever Capital Corp.	1.750%	8/12/31	7,190	5,977
	Unilever Capital Corp.	5.900%	11/15/32	9,025	10,059
	Unilever Capital Corp.	5.000%	12/8/33	11,650	12,111
[5]	Unilever Capital Corp.	2.625%	8/12/51	14,325	9,856
	Walmart Inc.	2.650%	12/15/24	25,166	24,614
	Walmart Inc.	3.550%	6/26/25	23,685	23,364
	Walmart Inc.	3.900%	9/9/25	17,865	17,705
	Walmart Inc.	4.000%	4/15/26	4,725	4,700
	Walmart Inc.	3.050%	7/8/26	21,749	21,101
	Walmart Inc.	1.050%	9/17/26	15,044	13,839
	Walmart Inc.	3.950%	9/9/27	10,673	10,613
	Walmart Inc.	3.900%	4/15/28	10,525	10,428
	Walmart Inc.	3.700%	6/26/28	32,706	32,304
	Walmart Inc.	1.500%	9/22/28	11,992	10,718
	Walmart Inc.	3.250%	7/8/29	22,578	21,684
	Walmart Inc.	2.375%	9/24/29	14,173	12,915
	Walmart Inc.	4.000%	4/15/30	3,815	3,807
	Walmart Inc.	1.800%	9/22/31	5,143	4,361
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.150%	9/9/32	15,245	15,245
	Walmart Inc.	4.100%	4/15/33	34,421	34,012
	Walmart Inc.	5.250%	9/1/35	13,816	15,080
	Walmart Inc.	6.500%	8/15/37	2,108	2,551
	Walmart Inc.	6.200%	4/15/38	15,869	18,705
	Walmart Inc.	3.950%	6/28/38	15,219	14,489
	Walmart Inc.	5.625%	4/1/40	4,843	5,391
	Walmart Inc.	5.000%	10/25/40	4,285	4,527
	Walmart Inc.	5.625%	4/15/41	2,745	3,073
	Walmart Inc.	4.000%	4/11/43	21,291	19,365
	Walmart Inc.	4.300%	4/22/44	5,500	5,252
	Walmart Inc.	3.625%	12/15/47	9,724	8,240
	Walmart Inc.	4.050%	6/29/48	17,176	15,712
	Walmart Inc.	2.950%	9/24/49	10,926	8,161
	Walmart Inc.	4.500%	9/9/52	10,455	10,188
	Walmart Inc.	4.500%	4/15/53	31,945	31,116
					5,619,348
Energy (1.9%)
	Apache Corp.	4.375%	10/15/28	3,965	3,758
	Apache Corp.	4.250%	1/15/30	6,642	6,252
	Apache Corp.	6.000%	1/15/37	5,743	5,650
	Apache Corp.	5.100%	9/1/40	17,278	14,807
	Apache Corp.	5.250%	2/1/42	5,147	4,330
	Apache Corp.	4.750%	4/15/43	5,719	4,521
	Apache Corp.	5.350%	7/1/49	5,025	4,179
	Baker Hughes Holdings LLC	2.061%	12/15/26	6,845	6,403
	Baker Hughes Holdings LLC	3.337%	12/15/27	19,215	18,387
	Baker Hughes Holdings LLC	3.138%	11/7/29	6,749	6,275
	Baker Hughes Holdings LLC	4.486%	5/1/30	6,939	6,950
	Baker Hughes Holdings LLC	5.125%	9/15/40	15,164	15,320
	Baker Hughes Holdings LLC	4.080%	12/15/47	17,188	14,571
	Boardwalk Pipelines LP	5.950%	6/1/26	17,091	17,326
	Boardwalk Pipelines LP	4.450%	7/15/27	7,120	6,976
	Boardwalk Pipelines LP	3.600%	9/1/32	6,986	6,204
	BP Capital Markets America Inc.	3.796%	9/21/25	12,554	12,385
	BP Capital Markets America Inc.	3.410%	2/11/26	18,256	17,833
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	21,730	21,027
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	12,205	11,690
	BP Capital Markets America Inc.	3.543%	4/6/27	13,983	13,605
[5]	BP Capital Markets America Inc.	3.588%	4/14/27	9,264	8,990
	BP Capital Markets America Inc.	3.937%	9/21/28	13,853	13,572
	BP Capital Markets America Inc.	4.234%	11/6/28	20,100	19,991
	BP Capital Markets America Inc.	3.633%	4/6/30	26,251	25,154
	BP Capital Markets America Inc.	1.749%	8/10/30	7,850	6,653
	BP Capital Markets America Inc.	2.721%	1/12/32	17,647	15,395
	BP Capital Markets America Inc.	4.812%	2/13/33	28,485	28,746
	BP Capital Markets America Inc.	4.893%	9/11/33	20,689	21,060
	BP Capital Markets America Inc.	3.060%	6/17/41	23,115	17,906
	BP Capital Markets America Inc.	3.000%	2/24/50	36,199	25,653
	BP Capital Markets America Inc.	2.772%	11/10/50	29,084	19,487
	BP Capital Markets America Inc.	2.939%	6/4/51	24,708	17,130
	BP Capital Markets America Inc.	3.001%	3/17/52	18,745	13,178
	BP Capital Markets America Inc.	3.379%	2/8/61	19,005	13,767
	BP Capital Markets plc	3.279%	9/19/27	29,757	28,626
	BP Capital Markets plc	3.723%	11/28/28	17,284	16,777
	Burlington Resources LLC	7.200%	8/15/31	4,213	4,869
	Burlington Resources LLC	7.400%	12/1/31	6,030	7,045
	Canadian Natural Resources Ltd.	3.900%	2/1/25	758	746
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,600	6,290
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,970	22,310
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,764	8,599
	Canadian Natural Resources Ltd.	7.200%	1/15/32	5,383	5,987
	Canadian Natural Resources Ltd.	6.450%	6/30/33	4,956	5,319
	Canadian Natural Resources Ltd.	5.850%	2/1/35	4,783	4,884
	Canadian Natural Resources Ltd.	6.500%	2/15/37	6,248	6,633
	Canadian Natural Resources Ltd.	6.250%	3/15/38	12,401	12,999
	Canadian Natural Resources Ltd.	6.750%	2/1/39	6,359	6,902

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	9,917	9,005
	Cenovus Energy Inc.	4.250%	4/15/27	5,050	4,932
	Cenovus Energy Inc.	2.650%	1/15/32	10,390	8,621
	Cenovus Energy Inc.	5.250%	6/15/37	2,908	2,767
	Cenovus Energy Inc.	6.750%	11/15/39	3,384	3,695
	Cenovus Energy Inc.	5.400%	6/15/47	6,289	5,947
	Cenovus Energy Inc.	3.750%	2/15/52	11,645	8,586
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	21,221	21,272
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	32,368	32,516
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	23,070	21,818
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	12,738	10,155
	Cheniere Energy Inc.	4.625%	10/15/28	19,285	18,823
	Cheniere Energy Partners LP	4.500%	10/1/29	22,169	21,177
	Cheniere Energy Partners LP	4.000%	3/1/31	25,115	22,844
	Cheniere Energy Partners LP	3.250%	1/31/32	22,825	19,453
[7]	Cheniere Energy Partners LP	5.950%	6/30/33	19,188	19,696
	Chevron Corp.	1.554%	5/11/25	39,160	37,552
	Chevron Corp.	3.326%	11/17/25	9,769	9,576
	Chevron Corp.	2.954%	5/16/26	29,117	28,162
	Chevron Corp.	1.995%	5/11/27	12,177	11,309
	Chevron Corp.	2.236%	5/11/30	21,573	19,111
	Chevron Corp.	3.078%	5/11/50	14,728	11,143
	Chevron USA Inc.	0.687%	8/12/25	12,976	12,202
	Chevron USA Inc.	1.018%	8/12/27	13,123	11,683
	Chevron USA Inc.	3.850%	1/15/28	10,567	10,428
	Chevron USA Inc.	3.250%	10/15/29	6,721	6,386
	Chevron USA Inc.	5.250%	11/15/43	9,299	9,790
	Chevron USA Inc.	2.343%	8/12/50	8,417	5,393
	CNOOC Finance 2013 Ltd.	2.875%	9/30/29	1,650	1,512
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	9,500	8,529
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	9,300	6,957
	CNOOC Finance 2014 ULC	4.875%	4/30/44	6,500	6,332
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	1,675	1,486
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	10,725	10,526
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	19,246	19,166
	CNOOC Petroleum North America ULC	7.875%	3/15/32	11,000	13,239
	CNOOC Petroleum North America ULC	5.875%	3/10/35	7,325	7,733
	CNOOC Petroleum North America ULC	6.400%	5/15/37	16,377	18,152
	CNOOC Petroleum North America ULC	7.500%	7/30/39	5,755	7,053
	Columbia Pipeline Group Inc.	4.500%	6/1/25	18,669	18,443
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,553	6,545
	Conoco Funding Co.	7.250%	10/15/31	3,914	4,519
	ConocoPhillips	4.300%	8/15/28	14,016	13,809
	ConocoPhillips	2.400%	2/15/31	6,630	5,655
	ConocoPhillips	5.900%	10/15/32	10,173	11,170
	ConocoPhillips	5.900%	5/15/38	10,730	11,550
	ConocoPhillips	6.500%	2/1/39	16,704	19,347
	ConocoPhillips	4.875%	10/1/47	8,556	8,314
	ConocoPhillips Co.	6.950%	4/15/29	15,918	17,745
	ConocoPhillips Co.	5.050%	9/15/33	11,645	11,982
	ConocoPhillips Co.	3.758%	3/15/42	10,986	9,295
	ConocoPhillips Co.	4.300%	11/15/44	12,662	11,346
	ConocoPhillips Co.	3.800%	3/15/52	19,020	15,391
	ConocoPhillips Co.	5.300%	5/15/53	9,324	9,598
	ConocoPhillips Co.	5.550%	3/15/54	12,155	12,938
	ConocoPhillips Co.	4.025%	3/15/62	22,810	18,556
	ConocoPhillips Co.	5.700%	9/15/63	9,045	9,786
	Continental Resources Inc.	4.375%	1/15/28	9,155	8,862
	Continental Resources Inc.	4.900%	6/1/44	6,097	4,923
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coterra Energy Inc.	3.900%	5/15/27	16,631	16,079
	Coterra Energy Inc.	4.375%	3/15/29	5,752	5,590
	DCP Midstream Operating LP	5.375%	7/15/25	5,201	5,207
	DCP Midstream Operating LP	5.625%	7/15/27	4,111	4,215
	DCP Midstream Operating LP	5.125%	5/15/29	5,630	5,629
	DCP Midstream Operating LP	3.250%	2/15/32	4,833	4,195
	DCP Midstream Operating LP	5.600%	4/1/44	5,185	5,064
	Devon Energy Corp.	5.850%	12/15/25	6,371	6,445
	Devon Energy Corp.	5.250%	10/15/27	5,750	5,790
	Devon Energy Corp.	5.875%	6/15/28	5,569	5,618
	Devon Energy Corp.	4.500%	1/15/30	10,468	10,054
	Devon Energy Corp.	7.875%	9/30/31	7,900	9,208
	Devon Energy Corp.	7.950%	4/15/32	4,780	5,562
	Devon Energy Corp.	5.600%	7/15/41	16,322	15,787
	Devon Energy Corp.	4.750%	5/15/42	9,396	8,213
	Devon Energy Corp.	5.000%	6/15/45	10,285	9,116
	Diamondback Energy Inc.	3.250%	12/1/26	10,051	9,752
	Diamondback Energy Inc.	3.500%	12/1/29	15,746	14,631
	Diamondback Energy Inc.	3.125%	3/24/31	11,886	10,576
	Diamondback Energy Inc.	6.250%	3/15/33	13,440	14,389
	Diamondback Energy Inc.	4.400%	3/24/51	8,359	6,949
	Diamondback Energy Inc.	4.250%	3/15/52	9,664	7,800
	Diamondback Energy Inc.	6.250%	3/15/53	8,310	8,899
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	4,980	4,468
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	6,535	5,928
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,263	4,491
[5]	Eastern Gas Transmission & Storage Inc.	3.900%	11/15/49	200	148
	Enbridge Energy Partners LP	5.875%	10/15/25	9,794	9,901
[5]	Enbridge Energy Partners LP	7.500%	4/15/38	10,010	11,691
	Enbridge Energy Partners LP	5.500%	9/15/40	4,820	4,746
	Enbridge Energy Partners LP	7.375%	10/15/45	12,052	14,233
	Enbridge Inc.	2.500%	1/15/25	8,243	7,997
	Enbridge Inc.	2.500%	2/14/25	3,795	3,679
	Enbridge Inc.	1.600%	10/4/26	2,613	2,393
	Enbridge Inc.	5.900%	11/15/26	9,801	10,065
	Enbridge Inc.	4.250%	12/1/26	14,709	14,529
	Enbridge Inc.	3.700%	7/15/27	13,464	13,006
	Enbridge Inc.	6.000%	11/15/28	10,020	10,528
	Enbridge Inc.	3.125%	11/15/29	15,281	13,979
	Enbridge Inc.	6.200%	11/15/30	9,920	10,617
	Enbridge Inc.	5.700%	3/8/33	24,920	25,916
	Enbridge Inc.	2.500%	8/1/33	15,111	12,370
	Enbridge Inc.	4.500%	6/10/44	8,386	7,207
	Enbridge Inc.	4.000%	11/15/49	2,775	2,213
	Enbridge Inc.	3.400%	8/1/51	14,512	10,575
	Enbridge Inc.	6.700%	11/15/53	16,100	18,762
	Energy Transfer LP	4.050%	3/15/25	16,423	16,166
	Energy Transfer LP	2.900%	5/15/25	12,528	12,149
	Energy Transfer LP	5.950%	12/1/25	6,894	6,972
	Energy Transfer LP	4.750%	1/15/26	17,070	16,953
	Energy Transfer LP	3.900%	7/15/26	5,980	5,813
	Energy Transfer LP	4.400%	3/15/27	13,573	13,280
	Energy Transfer LP	4.200%	4/15/27	8,450	8,213
[5]	Energy Transfer LP	5.500%	6/1/27	14,915	15,113
	Energy Transfer LP	4.000%	10/1/27	11,705	11,283
	Energy Transfer LP	5.550%	2/15/28	5,175	5,290
	Energy Transfer LP	4.950%	5/15/28	20,657	20,577
	Energy Transfer LP	4.950%	6/15/28	15,945	15,908
	Energy Transfer LP	5.250%	4/15/29	18,027	18,169
	Energy Transfer LP	3.750%	5/15/30	16,605	15,412
	Energy Transfer LP	6.400%	12/1/30	4,985	5,333
	Energy Transfer LP	5.750%	2/15/33	8,615	8,902
	Energy Transfer LP	6.550%	12/1/33	3,680	3,997

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.900%	3/15/35	6,338	6,036
	Energy Transfer LP	6.625%	10/15/36	6,601	7,104
[5]	Energy Transfer LP	5.800%	6/15/38	10,440	10,488
	Energy Transfer LP	7.500%	7/1/38	6,999	8,108
	Energy Transfer LP	6.050%	6/1/41	9,360	9,434
	Energy Transfer LP	6.500%	2/1/42	12,590	13,320
	Energy Transfer LP	6.100%	2/15/42	11,421	11,440
	Energy Transfer LP	4.950%	1/15/43	1,380	1,206
	Energy Transfer LP	5.150%	2/1/43	3,654	3,254
	Energy Transfer LP	5.950%	10/1/43	5,468	5,415
	Energy Transfer LP	5.300%	4/1/44	9,009	8,305
	Energy Transfer LP	5.000%	5/15/44	1,593	1,400
	Energy Transfer LP	5.150%	3/15/45	11,088	10,178
	Energy Transfer LP	5.350%	5/15/45	11,081	10,293
	Energy Transfer LP	6.125%	12/15/45	20,003	20,235
	Energy Transfer LP	5.300%	4/15/47	11,918	10,975
	Energy Transfer LP	5.400%	10/1/47	15,319	14,296
	Energy Transfer LP	6.000%	6/15/48	17,900	18,088
	Energy Transfer LP	6.250%	4/15/49	23,229	24,094
	Energy Transfer LP	5.000%	5/15/50	30,160	26,961
	Enterprise Products Operating LLC	3.750%	2/15/25	22,682	22,383
	Enterprise Products Operating LLC	5.050%	1/10/26	3,251	3,283
	Enterprise Products Operating LLC	3.700%	2/15/26	5,461	5,383
	Enterprise Products Operating LLC	3.950%	2/15/27	5,788	5,699
	Enterprise Products Operating LLC	3.125%	7/31/29	33,061	30,920
	Enterprise Products Operating LLC	2.800%	1/31/30	13,625	12,336
	Enterprise Products Operating LLC	5.350%	1/31/33	2,505	2,627
[5]	Enterprise Products Operating LLC	6.875%	3/1/33	7,496	8,624
[5]	Enterprise Products Operating LLC	6.650%	10/15/34	2,639	3,021
	Enterprise Products Operating LLC	7.550%	4/15/38	6,315	7,739
	Enterprise Products Operating LLC	6.125%	10/15/39	8,258	9,033
	Enterprise Products Operating LLC	5.950%	2/1/41	11,006	11,837
	Enterprise Products Operating LLC	5.700%	2/15/42	7,115	7,498
	Enterprise Products Operating LLC	4.850%	8/15/42	11,302	10,846
	Enterprise Products Operating LLC	4.450%	2/15/43	19,378	17,724
	Enterprise Products Operating LLC	4.850%	3/15/44	13,642	13,126
	Enterprise Products Operating LLC	5.100%	2/15/45	7,955	7,836
	Enterprise Products Operating LLC	4.900%	5/15/46	24,505	23,419
	Enterprise Products Operating LLC	4.250%	2/15/48	16,114	14,177
	Enterprise Products Operating LLC	4.800%	2/1/49	17,275	16,388
	Enterprise Products Operating LLC	4.200%	1/31/50	20,986	18,264
	Enterprise Products Operating LLC	3.700%	1/31/51	13,041	10,408
	Enterprise Products Operating LLC	3.200%	2/15/52	12,235	8,937
	Enterprise Products Operating LLC	3.300%	2/15/53	12,184	9,045
	Enterprise Products Operating LLC	4.950%	10/15/54	10,068	9,736
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.950%	1/31/60	12,933	10,523
[5]	Enterprise Products Operating LLC	5.250%	8/16/77	9,934	9,540
[5]	Enterprise Products Operating LLC	5.375%	2/15/78	10,163	9,112
	EOG Resources Inc.	3.150%	4/1/25	9,476	9,287
	EOG Resources Inc.	4.150%	1/15/26	10,012	9,919
	EOG Resources Inc.	4.375%	4/15/30	14,732	14,689
	EOG Resources Inc.	3.900%	4/1/35	1,371	1,262
	EOG Resources Inc.	4.950%	4/15/50	8,726	8,600
	EQT Corp.	6.125%	2/1/25	6,953	6,976
[7]	EQT Corp.	3.125%	5/15/26	6,400	6,073
	EQT Corp.	3.900%	10/1/27	10,783	10,324
	EQT Corp.	5.700%	4/1/28	6,485	6,591
	EQT Corp.	5.000%	1/15/29	6,925	6,876
	EQT Corp.	7.000%	2/1/30	7,380	7,919
	Exxon Mobil Corp.	2.709%	3/6/25	13,747	13,434
	Exxon Mobil Corp.	2.992%	3/19/25	52,758	51,688
	Exxon Mobil Corp.	3.043%	3/1/26	22,051	21,417
	Exxon Mobil Corp.	2.275%	8/16/26	17,602	16,756
	Exxon Mobil Corp.	3.294%	3/19/27	10,530	10,219
	Exxon Mobil Corp.	2.440%	8/16/29	18,698	17,012
	Exxon Mobil Corp.	3.482%	3/19/30	22,675	21,565
	Exxon Mobil Corp.	2.610%	10/15/30	29,303	26,175
	Exxon Mobil Corp.	2.995%	8/16/39	9,437	7,582
	Exxon Mobil Corp.	4.227%	3/19/40	25,284	23,482
	Exxon Mobil Corp.	3.567%	3/6/45	12,693	10,443
	Exxon Mobil Corp.	4.114%	3/1/46	24,411	21,772
	Exxon Mobil Corp.	3.095%	8/16/49	27,220	20,213
	Exxon Mobil Corp.	4.327%	3/19/50	33,556	30,629
	Exxon Mobil Corp.	3.452%	4/15/51	38,426	30,243
	Halliburton Co.	3.800%	11/15/25	4,565	4,476
	Halliburton Co.	2.920%	3/1/30	18,308	16,474
	Halliburton Co.	4.850%	11/15/35	23,235	22,872
	Halliburton Co.	6.700%	9/15/38	12,722	14,873
	Halliburton Co.	4.500%	11/15/41	5,096	4,613
	Halliburton Co.	4.750%	8/1/43	16,194	15,206
	Halliburton Co.	5.000%	11/15/45	24,702	23,949
	Helmerich & Payne Inc.	2.900%	9/29/31	7,300	6,127
	Hess Corp.	4.300%	4/1/27	13,766	13,633
	Hess Corp.	7.875%	10/1/29	6,599	7,573
	Hess Corp.	7.300%	8/15/31	7,772	8,979
	Hess Corp.	7.125%	3/15/33	8,274	9,574
	Hess Corp.	6.000%	1/15/40	9,703	10,552
	Hess Corp.	5.600%	2/15/41	15,249	16,018
	Hess Corp.	5.800%	4/1/47	4,892	5,277
	HF Sinclair Corp.	5.875%	4/1/26	7,927	8,009
	HF Sinclair Corp.	4.500%	10/1/30	6,588	6,157
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,035	1,158
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	560	637
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,690	4,192
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	7,249	7,390
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	17,321	18,247
[5]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	9,130	10,035
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	8,145	8,577
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	9,118	9,630
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	7,974	9,001

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	2,613	2,684
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	12,514	11,969
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	6,392	5,759
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	11,899	10,221
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	4,936	4,419
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,969	9,483
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	3,851	3,613
	Kinder Morgan Inc.	4.300%	6/1/25	18,916	18,694
	Kinder Morgan Inc.	1.750%	11/15/26	6,773	6,232
	Kinder Morgan Inc.	4.300%	3/1/28	16,914	16,713
	Kinder Morgan Inc.	2.000%	2/15/31	9,795	8,139
[5]	Kinder Morgan Inc.	7.800%	8/1/31	5,724	6,551
[5]	Kinder Morgan Inc.	7.750%	1/15/32	11,754	13,436
	Kinder Morgan Inc.	5.300%	12/1/34	19,539	19,452
	Kinder Morgan Inc.	5.550%	6/1/45	23,957	23,132
	Kinder Morgan Inc.	5.050%	2/15/46	13,410	12,002
	Kinder Morgan Inc.	5.200%	3/1/48	2,739	2,512
	Kinder Morgan Inc.	3.250%	8/1/50	6,450	4,326
	Kinder Morgan Inc.	3.600%	2/15/51	7,828	5,614
	Magellan Midstream Partners LP	5.000%	3/1/26	10,971	10,947
	Magellan Midstream Partners LP	3.250%	6/1/30	2,902	2,634
	Magellan Midstream Partners LP	5.150%	10/15/43	1,752	1,641
	Magellan Midstream Partners LP	4.250%	9/15/46	5,574	4,496
	Magellan Midstream Partners LP	4.200%	10/3/47	13,121	10,422
	Magellan Midstream Partners LP	4.850%	2/1/49	7,210	6,390
	Magellan Midstream Partners LP	3.950%	3/1/50	10,395	7,958
	Marathon Oil Corp.	4.400%	7/15/27	17,942	17,514
	Marathon Oil Corp.	6.800%	3/15/32	7,090	7,677
	Marathon Oil Corp.	6.600%	10/1/37	10,784	11,415
	Marathon Oil Corp.	5.200%	6/1/45	6,853	6,079
	Marathon Petroleum Corp.	4.700%	5/1/25	16,898	16,783
	Marathon Petroleum Corp.	5.125%	12/15/26	22,133	22,387
	Marathon Petroleum Corp.	3.800%	4/1/28	9,995	9,555
	Marathon Petroleum Corp.	6.500%	3/1/41	16,725	18,010
	Marathon Petroleum Corp.	4.750%	9/15/44	10,017	8,971
	Marathon Petroleum Corp.	4.500%	4/1/48	5,871	4,926
	Marathon Petroleum Corp.	5.000%	9/15/54	4,273	3,758
	MPLX LP	4.875%	12/1/24	15,157	15,062
	MPLX LP	4.000%	2/15/25	5,454	5,373
	MPLX LP	4.875%	6/1/25	16,005	15,908
	MPLX LP	1.750%	3/1/26	22,174	20,745
	MPLX LP	4.125%	3/1/27	10,001	9,793
	MPLX LP	4.250%	12/1/27	21,064	20,581
	MPLX LP	4.000%	3/15/28	15,738	15,189
	MPLX LP	2.650%	8/15/30	18,947	16,367
	MPLX LP	4.950%	9/1/32	9,760	9,562
	MPLX LP	5.000%	3/1/33	15,350	15,053
	MPLX LP	4.500%	4/15/38	21,802	19,412
	MPLX LP	5.200%	3/1/47	17,545	16,315
	MPLX LP	5.200%	12/1/47	15,403	14,078
	MPLX LP	4.700%	4/15/48	21,108	18,236
	MPLX LP	5.500%	2/15/49	19,383	18,777
	MPLX LP	4.950%	3/14/52	4,825	4,308
	MPLX LP	5.650%	3/1/53	6,455	6,378
	MPLX LP	4.900%	4/15/58	6,444	5,485
	NOV Inc.	3.600%	12/1/29	4,261	3,940
	NOV Inc.	3.950%	12/1/42	14,063	10,833
	Occidental Petroleum Corp.	5.875%	9/1/25	7,810	7,866
	Occidental Petroleum Corp.	5.500%	12/1/25	6,136	6,151
	Occidental Petroleum Corp.	5.550%	3/15/26	11,024	11,114
	Occidental Petroleum Corp.	8.500%	7/15/27	6,324	6,901
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Occidental Petroleum Corp.	6.375%	9/1/28	7,441	7,846
Occidental Petroleum Corp.	8.875%	7/15/30	12,871	15,055
Occidental Petroleum Corp.	6.625%	9/1/30	18,683	19,888
Occidental Petroleum Corp.	6.125%	1/1/31	14,706	15,297
Occidental Petroleum Corp.	7.500%	5/1/31	11,201	12,565
Occidental Petroleum Corp.	7.875%	9/15/31	6,276	7,131
Occidental Petroleum Corp.	6.450%	9/15/36	22,062	23,401
Occidental Petroleum Corp.	7.950%	6/15/39	4,194	4,891
Occidental Petroleum Corp.	6.200%	3/15/40	9,836	10,140
Occidental Petroleum Corp.	6.600%	3/15/46	14,427	15,592
Occidental Petroleum Corp.	4.400%	4/15/46	5,496	4,501
Occidental Petroleum Corp.	4.200%	3/15/48	3,945	3,100
ONEOK Inc.	2.200%	9/15/25	3,509	3,338
ONEOK Inc.	5.550%	11/1/26	4,134	4,206
ONEOK Inc.	4.000%	7/13/27	15,019	14,585
ONEOK Inc.	4.550%	7/15/28	11,481	11,337
ONEOK Inc.	5.650%	11/1/28	5,135	5,307
ONEOK Inc.	4.350%	3/15/29	13,032	12,663
ONEOK Inc.	3.400%	9/1/29	15,330	14,124
ONEOK Inc.	3.100%	3/15/30	14,940	13,422
ONEOK Inc.	5.800%	11/1/30	6,340	6,597
ONEOK Inc.	6.350%	1/15/31	4,211	4,496
ONEOK Inc.	6.050%	9/1/33	20,830	22,047
ONEOK Inc.	6.000%	6/15/35	2,265	2,332
ONEOK Inc.	4.950%	7/13/47	11,360	10,179
ONEOK Inc.	5.200%	7/15/48	9,499	8,914
ONEOK Inc.	4.450%	9/1/49	10,982	9,216
ONEOK Inc.	4.500%	3/15/50	5,686	4,766
ONEOK Inc.	7.150%	1/15/51	6,862	7,876
ONEOK Inc.	6.625%	9/1/53	20,505	22,990
ONEOK Partners LP	4.900%	3/15/25	9,197	9,154
ONEOK Partners LP	6.650%	10/1/36	9,845	10,722
ONEOK Partners LP	6.850%	10/15/37	8,396	9,260
ONEOK Partners LP	6.125%	2/1/41	6,824	7,124
ONEOK Partners LP	6.200%	9/15/43	3,691	3,880
Ovintiv Inc.	5.375%	1/1/26	3,789	3,791
Ovintiv Inc.	5.650%	5/15/28	9,468	9,669
Ovintiv Inc.	7.375%	11/1/31	7,531	8,299
Ovintiv Inc.	6.250%	7/15/33	4,235	4,382
Ovintiv Inc.	6.500%	8/15/34	8,560	9,113
Ovintiv Inc.	6.625%	8/15/37	14,374	14,886
Ovintiv Inc.	6.500%	2/1/38	7,080	7,309
Ovintiv Inc.	7.100%	7/15/53	4,850	5,336
Patterson-UTI Energy Inc.	3.950%	2/1/28	6,300	5,890
Patterson-UTI Energy Inc.	5.150%	11/15/29	4,368	4,175
Patterson-UTI Energy Inc.	7.150%	10/1/33	5,170	5,481
Phillips 66	3.850%	4/9/25	11,698	11,512
Phillips 66	1.300%	2/15/26	10,050	9,330
Phillips 66	3.900%	3/15/28	9,607	9,352
Phillips 66	2.150%	12/15/30	18,678	15,753
Phillips 66	4.650%	11/15/34	12,090	11,754
Phillips 66	5.875%	5/1/42	16,090	17,432
Phillips 66	4.875%	11/15/44	18,660	17,885
Phillips 66	3.300%	3/15/52	9,589	6,879
Phillips 66 Co.	3.605%	2/15/25	9,616	9,450
Phillips 66 Co.	3.550%	10/1/26	2,815	2,727
Phillips 66 Co.	4.950%	12/1/27	4,310	4,351
Phillips 66 Co.	3.750%	3/1/28	5,892	5,665
Phillips 66 Co.	3.150%	12/15/29	12,948	11,916
Phillips 66 Co.	5.300%	6/30/33	6,185	6,360
Phillips 66 Co.	4.680%	2/15/45	7,795	7,087
Phillips 66 Co.	4.900%	10/1/46	5,943	5,563
Pioneer Natural Resources Co.	1.125%	1/15/26	8,138	7,560
Pioneer Natural Resources Co.	1.900%	8/15/30	19,576	16,637
Pioneer Natural Resources Co.	2.150%	1/15/31	12,927	11,005
Plains All American Pipeline LP	4.650%	10/15/25	13,044	12,901
Plains All American Pipeline LP	4.500%	12/15/26	12,380	12,231

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Plains All American Pipeline LP	3.550%	12/15/29	11,612	10,691
Plains All American Pipeline LP	3.800%	9/15/30	7,211	6,642
Plains All American Pipeline LP	6.650%	1/15/37	7,184	7,702
Plains All American Pipeline LP	5.150%	6/1/42	7,450	6,743
Plains All American Pipeline LP	4.300%	1/31/43	1,955	1,565
Plains All American Pipeline LP	4.700%	6/15/44	10,405	8,713
Plains All American Pipeline LP	4.900%	2/15/45	9,276	8,017
Sabine Pass Liquefaction LLC	5.625%	3/1/25	29,426	29,483
Sabine Pass Liquefaction LLC	5.875%	6/30/26	16,593	16,883
Sabine Pass Liquefaction LLC	5.000%	3/15/27	24,962	25,068
Sabine Pass Liquefaction LLC	4.200%	3/15/28	24,476	23,979
Sabine Pass Liquefaction LLC	4.500%	5/15/30	28,907	28,292
Sabine Pass Liquefaction LLC	5.900%	9/15/37	5,750	6,077
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	4,385	4,153
Schlumberger Investment SA	4.500%	5/15/28	6,210	6,274
Schlumberger Investment SA	2.650%	6/26/30	21,035	18,899
Schlumberger Investment SA	4.850%	5/15/33	5,350	5,435
Shell International Finance BV	3.250%	5/11/25	37,501	36,789
Shell International Finance BV	2.875%	5/10/26	22,586	21,756
Shell International Finance BV	2.500%	9/12/26	13,373	12,732
Shell International Finance BV	3.875%	11/13/28	19,334	19,043
Shell International Finance BV	2.375%	11/7/29	21,490	19,341
Shell International Finance BV	2.750%	4/6/30	23,037	21,068
Shell International Finance BV	4.125%	5/11/35	19,315	18,461
Shell International Finance BV	6.375%	12/15/38	33,309	38,328
Shell International Finance BV	5.500%	3/25/40	10,933	11,658
Shell International Finance BV	2.875%	11/26/41	6,521	4,940
Shell International Finance BV	3.625%	8/21/42	9,954	8,424
Shell International Finance BV	4.550%	8/12/43	23,984	22,689
Shell International Finance BV	4.375%	5/11/45	37,504	34,417
Shell International Finance BV	4.000%	5/10/46	30,424	26,411
Shell International Finance BV	3.750%	9/12/46	10,173	8,459
Shell International Finance BV	3.125%	11/7/49	22,550	16,593
Shell International Finance BV	3.250%	4/6/50	20,732	15,619
Shell International Finance BV	3.000%	11/26/51	12,180	8,718
Spectra Energy Partners LP	3.500%	3/15/25	8,891	8,697
Spectra Energy Partners LP	3.375%	10/15/26	14,219	13,692
Spectra Energy Partners LP	4.500%	3/15/45	13,912	11,926
Suncor Energy Inc.	7.150%	2/1/32	7,353	8,226
Suncor Energy Inc.	5.950%	12/1/34	4,122	4,318
Suncor Energy Inc.	6.800%	5/15/38	14,536	15,908
Suncor Energy Inc.	6.500%	6/15/38	24,278	25,975
Suncor Energy Inc.	6.850%	6/1/39	170	187
Suncor Energy Inc.	4.000%	11/15/47	15,899	12,598
Suncor Energy Inc.	3.750%	3/4/51	7,087	5,323
Targa Resources Corp.	6.150%	3/1/29	13,115	13,731
Targa Resources Corp.	4.200%	2/1/33	9,810	9,033
Targa Resources Corp.	6.125%	3/15/33	10,778	11,367
Targa Resources Corp.	6.500%	3/30/34	12,915	13,968
Targa Resources Corp.	4.950%	4/15/52	9,715	8,537
Targa Resources Corp.	6.500%	2/15/53	10,955	11,866
Targa Resources Partners LP	6.500%	7/15/27	4,075	4,139
Targa Resources Partners LP	5.000%	1/15/28	9,213	9,106
Targa Resources Partners LP	6.875%	1/15/29	8,845	9,135
Targa Resources Partners LP	5.500%	3/1/30	9,234	9,225
Targa Resources Partners LP	4.875%	2/1/31	7,559	7,339
Targa Resources Partners LP	4.000%	1/15/32	14,880	13,559
TC PipeLines LP	3.900%	5/25/27	6,448	6,190
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,150	2,265
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,942	5,345
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	2,017	2,318
Texas Eastern Transmission LP	7.000%	7/15/32	5,860	6,560
Tosco Corp.	8.125%	2/15/30	1,880	2,214
TotalEnergies Capital International SA	2.434%	1/10/25	13,169	12,845
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital International SA	3.455%	2/19/29	16,151	15,580
	TotalEnergies Capital International SA	2.829%	1/10/30	16,033	14,746
	TotalEnergies Capital International SA	2.986%	6/29/41	7,036	5,483
	TotalEnergies Capital International SA	3.461%	7/12/49	10,256	8,106
	TotalEnergies Capital International SA	3.127%	5/29/50	35,544	26,152
	TotalEnergies Capital International SA	3.386%	6/29/60	2,870	2,137
	TotalEnergies Capital SA	3.883%	10/11/28	7,882	7,737
	TransCanada PipeLines Ltd.	4.875%	1/15/26	14,770	14,734
	TransCanada PipeLines Ltd.	4.250%	5/15/28	15,090	14,704
	TransCanada PipeLines Ltd.	4.100%	4/15/30	17,214	16,378
	TransCanada PipeLines Ltd.	2.500%	10/12/31	15,497	12,970
	TransCanada PipeLines Ltd.	4.625%	3/1/34	16,547	15,663
	TransCanada PipeLines Ltd.	5.600%	3/31/34	4,567	4,622
	TransCanada PipeLines Ltd.	5.850%	3/15/36	7,121	7,356
	TransCanada PipeLines Ltd.	6.200%	10/15/37	21,615	23,011
	TransCanada PipeLines Ltd.	4.750%	5/15/38	17,213	15,945
	TransCanada PipeLines Ltd.	7.250%	8/15/38	4,005	4,658
	TransCanada PipeLines Ltd.	6.100%	6/1/40	13,596	14,360
	TransCanada PipeLines Ltd.	5.000%	10/16/43	11,613	10,877
	TransCanada PipeLines Ltd.	4.875%	5/15/48	26,849	24,616
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,834	2,714
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	11,666	12,231
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	8,456	8,200
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	13,762	12,494
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	3,465	3,439
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	5,109	4,520
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	7,876	7,115
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	6,263	5,072
	Valero Energy Corp.	2.150%	9/15/27	7,325	6,690
	Valero Energy Corp.	4.350%	6/1/28	13,465	13,276
	Valero Energy Corp.	2.800%	12/1/31	6,506	5,540
	Valero Energy Corp.	7.500%	4/15/32	9,404	10,862
	Valero Energy Corp.	6.625%	6/15/37	20,773	22,780
	Valero Energy Corp.	4.900%	3/15/45	9,795	9,051
	Valero Energy Corp.	3.650%	12/1/51	15,884	11,603
	Valero Energy Partners LP	4.500%	3/15/28	7,447	7,323
	Western Midstream Operating LP	3.100%	2/1/25	5,255	5,119
	Western Midstream Operating LP	4.500%	3/1/28	2,013	1,949
	Western Midstream Operating LP	4.750%	8/15/28	2,872	2,808
	Western Midstream Operating LP	4.050%	2/1/30	16,571	15,518
	Western Midstream Operating LP	6.150%	4/1/33	9,721	10,101
	Western Midstream Operating LP	5.450%	4/1/44	9,146	8,289
	Western Midstream Operating LP	5.300%	3/1/48	9,010	7,883
	Western Midstream Operating LP	5.500%	8/15/48	3,937	3,502
	Western Midstream Operating LP	5.250%	2/1/50	15,785	14,099
	Williams Cos. Inc.	3.900%	1/15/25	18,090	17,803
	Williams Cos. Inc.	4.000%	9/15/25	11,584	11,372
	Williams Cos. Inc.	5.400%	3/2/26	2,686	2,713
	Williams Cos. Inc.	3.750%	6/15/27	18,490	17,824
	Williams Cos. Inc.	5.300%	8/15/28	7,925	8,114
	Williams Cos. Inc.	3.500%	11/15/30	16,072	14,734
[5]	Williams Cos. Inc.	7.500%	1/15/31	755	851
	Williams Cos. Inc.	2.600%	3/15/31	21,835	18,693
	Williams Cos. Inc.	4.650%	8/15/32	3,437	3,358
	Williams Cos. Inc.	5.650%	3/15/33	8,005	8,369

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	6.300%	4/15/40	19,560	20,918
	Williams Cos. Inc.	5.800%	11/15/43	10,465	10,555
	Williams Cos. Inc.	5.400%	3/4/44	10,902	10,626
	Williams Cos. Inc.	5.750%	6/24/44	7,529	7,601
	Williams Cos. Inc.	4.900%	1/15/45	8,127	7,398
	Williams Cos. Inc.	5.100%	9/15/45	15,313	14,434
	Williams Cos. Inc.	4.850%	3/1/48	11,107	10,105
	Williams Cos. Inc.	3.500%	10/15/51	7,472	5,476
	Williams Cos. Inc.	5.300%	8/15/52	10,045	9,750
					5,963,752
Financials (7.8%)
	ACE Capital Trust II	9.700%	4/1/30	2,921	3,447
[5]	Aegon Ltd.	5.500%	4/11/48	7,644	7,281
	AerCap Ireland Capital DAC	3.500%	1/15/25	17,846	17,456
	AerCap Ireland Capital DAC	6.500%	7/15/25	25,476	25,855
	AerCap Ireland Capital DAC	4.450%	10/1/25	17,846	17,522
	AerCap Ireland Capital DAC	1.750%	1/30/26	14,947	13,899
	AerCap Ireland Capital DAC	4.450%	4/3/26	27,576	27,077
	AerCap Ireland Capital DAC	2.450%	10/29/26	55,222	51,153
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,000	3,064
	AerCap Ireland Capital DAC	3.650%	7/21/27	27,024	25,692
	AerCap Ireland Capital DAC	4.625%	10/15/27	14,778	14,519
	AerCap Ireland Capital DAC	3.875%	1/23/28	20,531	19,573
	AerCap Ireland Capital DAC	5.750%	6/6/28	10,280	10,527
	AerCap Ireland Capital DAC	3.000%	10/29/28	52,237	47,687
	AerCap Ireland Capital DAC	6.150%	9/30/30	11,430	12,059
	AerCap Ireland Capital DAC	3.300%	1/30/32	89,915	78,302
	AerCap Ireland Capital DAC	3.400%	10/29/33	18,190	15,628
	AerCap Ireland Capital DAC	3.850%	10/29/41	19,402	15,691
	Affiliated Managers Group Inc.	3.500%	8/1/25	12,596	12,214
	Affiliated Managers Group Inc.	3.300%	6/15/30	12,272	10,909
	Aflac Inc.	1.125%	3/15/26	6,735	6,217
	Aflac Inc.	2.875%	10/15/26	6,136	5,834
	Aflac Inc.	3.600%	4/1/30	23,075	21,806
	Aflac Inc.	4.000%	10/15/46	5,550	4,520
	Aflac Inc.	4.750%	1/15/49	4,328	4,071
[5]	Air Lease Corp.	2.300%	2/1/25	13,081	12,622
	Air Lease Corp.	3.250%	3/1/25	14,361	13,985
	Air Lease Corp.	3.375%	7/1/25	8,582	8,312
[5]	Air Lease Corp.	2.875%	1/15/26	9,311	8,876
[5]	Air Lease Corp.	3.750%	6/1/26	3,120	3,015
	Air Lease Corp.	1.875%	8/15/26	11,531	10,619
	Air Lease Corp.	2.200%	1/15/27	8,553	7,838
	Air Lease Corp.	3.625%	4/1/27	7,202	6,882
	Air Lease Corp.	3.625%	12/1/27	15,030	14,229
	Air Lease Corp.	2.100%	9/1/28	7,903	6,929
	Air Lease Corp.	4.625%	10/1/28	11,963	11,699
	Air Lease Corp.	3.250%	10/1/29	8,115	7,340
[5]	Air Lease Corp.	3.000%	2/1/30	11,490	10,190
	Air Lease Corp.	3.125%	12/1/30	2,613	2,288
[5]	Air Lease Corp.	2.875%	1/15/32	10,190	8,638
	Aircastle Ltd.	4.250%	6/15/26	11,021	10,663
	Alleghany Corp.	4.900%	9/15/44	6,055	5,886
	Alleghany Corp.	3.250%	8/15/51	10,715	8,104
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	10,361	10,097
	Allstate Corp.	0.750%	12/15/25	5,411	4,990
	Allstate Corp.	3.280%	12/15/26	3,379	3,264
	Allstate Corp.	1.450%	12/15/30	8,906	7,204
	Allstate Corp.	5.250%	3/30/33	6,820	6,967
	Allstate Corp.	5.350%	6/1/33	3,115	3,196
	Allstate Corp.	5.550%	5/9/35	3,056	3,175
	Allstate Corp.	5.950%	4/1/36	2,263	2,419
	Allstate Corp.	4.500%	6/15/43	10,600	9,517
	Allstate Corp.	4.200%	12/15/46	8,304	7,052
	Allstate Corp.	3.850%	8/10/49	15,511	12,512
[5]	Allstate Corp.	6.500%	5/15/57	6,895	6,854
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	4.625%	3/30/25	3,570	3,524
	Ally Financial Inc.	5.800%	5/1/25	3,875	3,878
	Ally Financial Inc.	4.750%	6/9/27	5,830	5,620
	Ally Financial Inc.	7.100%	11/15/27	5,230	5,451
	Ally Financial Inc.	2.200%	11/2/28	14,925	12,764
	Ally Financial Inc.	6.992%	6/13/29	4,315	4,463
[5]	Ally Financial Inc.	8.000%	11/1/31	31,101	34,069
	Ally Financial Inc.	8.000%	11/1/31	9,283	10,135
	American Equity Investment Life Holding Co.	5.000%	6/15/27	7,216	6,924
	American Express Co.	3.625%	12/5/24	20,290	19,955
	American Express Co.	2.250%	3/4/25	20,655	19,987
	American Express Co.	3.950%	8/1/25	15,626	15,377
	American Express Co.	4.200%	11/6/25	15,919	15,736
	American Express Co.	4.900%	2/13/26	17,252	17,290
	American Express Co.	4.990%	5/1/26	18,650	18,606
	American Express Co.	3.125%	5/20/26	14,235	13,735
	American Express Co.	6.338%	10/30/26	3,690	3,764
	American Express Co.	1.650%	11/4/26	13,492	12,453
	American Express Co.	2.550%	3/4/27	31,782	29,775
	American Express Co.	3.300%	5/3/27	30,785	29,429
	American Express Co.	5.389%	7/28/27	13,610	13,770
	American Express Co.	5.282%	7/27/29	12,960	13,220
	American Express Co.	6.489%	10/30/31	25,750	27,918
	American Express Co.	4.989%	5/26/33	7,080	7,062
	American Express Co.	4.420%	8/3/33	15,359	14,790
	American Express Co.	5.043%	5/1/34	25,529	25,493
	American Express Co.	5.625%	7/28/34	4,350	4,502
	American Express Co.	4.050%	12/3/42	7,369	6,661
	American Financial Group Inc.	5.250%	4/2/30	7,500	7,520
	American Financial Group Inc.	4.500%	6/15/47	7,820	6,569
	American International Group Inc.	4.200%	4/1/28	7,040	6,881
	American International Group Inc.	4.250%	3/15/29	2,099	2,026
	American International Group Inc.	3.400%	6/30/30	12,270	11,289
	American International Group Inc.	5.125%	3/27/33	5,416	5,497
	American International Group Inc.	3.875%	1/15/35	4,761	4,309
	American International Group Inc.	4.700%	7/10/35	5,358	4,945
	American International Group Inc.	6.250%	5/1/36	11,161	11,875
	American International Group Inc.	4.800%	7/10/45	9,336	8,810
	American International Group Inc.	4.750%	4/1/48	15,941	15,104
[5]	American International Group Inc.	5.750%	4/1/48	7,815	7,725
	American International Group Inc.	4.375%	6/30/50	13,026	11,654
	Ameriprise Financial Inc.	3.000%	4/2/25	3,544	3,456
	Ameriprise Financial Inc.	2.875%	9/15/26	11,026	10,557
	Ameriprise Financial Inc.	5.700%	12/15/28	4,775	5,006
	Ameriprise Financial Inc.	4.500%	5/13/32	7,015	6,966
	Ameriprise Financial Inc.	5.150%	5/15/33	6,060	6,252
[5]	Andrew W Mellon Foundation	0.947%	8/1/27	4,320	3,810
[5]	Aon Corp.	8.205%	1/1/27	3,923	4,187
	Aon Corp.	2.850%	5/28/27	4,604	4,350
	Aon Corp.	4.500%	12/15/28	11,017	10,887
	Aon Corp.	3.750%	5/2/29	9,589	9,176
	Aon Corp.	2.800%	5/15/30	23,416	20,770
	Aon Corp.	5.350%	2/28/33	2,555	2,625
	Aon Corp.	6.250%	9/30/40	5,700	6,159
	Aon Corp.	2.900%	8/23/51	7,909	5,179
	Aon Corp.	3.900%	2/28/52	8,710	6,905
	Aon Global Ltd.	3.875%	12/15/25	10,267	10,053
	Aon Global Ltd.	4.600%	6/14/44	10,862	9,734
	Aon Global Ltd.	4.750%	5/15/45	2,462	2,271
	Apollo Global Management Inc.	6.375%	11/15/33	6,295	6,778
[7]	Apollo Management Holdings LP	4.400%	5/27/26	150	147
	Arch Capital Finance LLC	4.011%	12/15/26	11,651	11,317
	Arch Capital Finance LLC	5.031%	12/15/46	5,252	4,914
	Arch Capital Group Ltd.	7.350%	5/1/34	4,565	5,227
	Arch Capital Group Ltd.	3.635%	6/30/50	12,410	9,491
	Arch Capital Group US Inc.	5.144%	11/1/43	4,933	4,686

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	4.250%	3/1/25	6,544	6,390
	Ares Capital Corp.	3.250%	7/15/25	15,780	15,117
	Ares Capital Corp.	3.875%	1/15/26	4,950	4,758
	Ares Capital Corp.	2.150%	7/15/26	31,205	28,435
	Ares Capital Corp.	7.000%	1/15/27	11,021	11,346
	Ares Capital Corp.	2.875%	6/15/27	6,794	6,212
	Ares Capital Corp.	3.200%	11/15/31	12,540	10,495
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,700	5,534
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,000	5,093
	Arthur J Gallagher & Co.	3.500%	5/20/51	11,540	8,555
	Arthur J Gallagher & Co.	3.050%	3/9/52	3,225	2,165
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,800	9,014
	Assurant Inc.	4.900%	3/27/28	3,874	3,834
	Assurant Inc.	3.700%	2/22/30	5,146	4,635
	Assurant Inc.	6.750%	2/15/34	1,103	1,184
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	4,480	4,697
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	4,385	3,876
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	3,189	2,292
	Athene Holding Ltd.	4.125%	1/12/28	13,434	12,847
	Athene Holding Ltd.	6.150%	4/3/30	18,110	18,712
	Athene Holding Ltd.	3.500%	1/15/31	12,231	10,773
	Athene Holding Ltd.	3.950%	5/25/51	6,369	4,789
	Athene Holding Ltd.	3.450%	5/15/52	8,524	5,779
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	8,235	8,309
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	10,465	10,633
[5]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	13,723	13,462
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	10,375	10,436
	AXA SA	8.600%	12/15/30	11,229	13,510
	AXIS Specialty Finance LLC	3.900%	7/15/29	3,522	3,335
[5]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,345	2,783
	AXIS Specialty Finance plc	4.000%	12/6/27	15,114	14,479
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,356	4,054
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	4,065	3,671
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,276
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	9,800	10,675
	Banco Santander SA	2.746%	5/28/25	12,194	11,771
	Banco Santander SA	5.147%	8/18/25	12,985	12,916
	Banco Santander SA	5.179%	11/19/25	20,053	19,877
	Banco Santander SA	1.849%	3/25/26	4,930	4,567
	Banco Santander SA	4.250%	4/11/27	12,107	11,731
	Banco Santander SA	5.294%	8/18/27	7,190	7,208
	Banco Santander SA	6.527%	11/7/27	20,820	21,555
	Banco Santander SA	3.800%	2/23/28	12,720	12,013
	Banco Santander SA	4.175%	3/24/28	20,000	19,240
	Banco Santander SA	4.379%	4/12/28	14,241	13,829
	Banco Santander SA	5.588%	8/8/28	20,000	20,412
	Banco Santander SA	6.607%	11/7/28	30,820	32,837
	Banco Santander SA	3.306%	6/27/29	13,790	12,731
	Banco Santander SA	3.490%	5/28/30	14,674	13,216
	Banco Santander SA	2.749%	12/3/30	16,692	13,861
	Banco Santander SA	2.958%	3/25/31	8,260	7,105
	Banco Santander SA	6.921%	8/8/33	27,229	29,046
	Banco Santander SA	6.938%	11/7/33	21,740	24,184
[5]	Bank of America Corp.	4.000%	1/22/25	52,333	51,621
[5]	Bank of America Corp.	3.950%	4/21/25	47,512	46,717
[5]	Bank of America Corp.	3.875%	8/1/25	5,305	5,231
[5]	Bank of America Corp.	1.530%	12/6/25	15,366	14,769
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bank of America Corp.	3.366%	1/23/26	38,643	37,744
[5]	Bank of America Corp.	2.015%	2/13/26	20,280	19,484
[5]	Bank of America Corp.	4.450%	3/3/26	35,606	35,187
[5]	Bank of America Corp.	3.384%	4/2/26	42,964	41,817
[5]	Bank of America Corp.	3.500%	4/19/26	25,436	24,759
[5]	Bank of America Corp.	1.319%	6/19/26	17,199	16,189
[5]	Bank of America Corp.	4.827%	7/22/26	29,129	28,913
	Bank of America Corp.	6.220%	9/15/26	3,922	4,062
[5]	Bank of America Corp.	4.250%	10/22/26	35,404	34,768
[5]	Bank of America Corp.	1.197%	10/24/26	21,612	20,074
	Bank of America Corp.	5.080%	1/20/27	9,166	9,150
[5]	Bank of America Corp.	3.559%	4/23/27	29,595	28,495
	Bank of America Corp.	1.734%	7/22/27	75,618	69,264
	Bank of America Corp.	5.933%	9/15/27	25,875	26,396
[5]	Bank of America Corp.	3.248%	10/21/27	46,887	44,630
[5]	Bank of America Corp.	4.183%	11/25/27	47,755	46,443
[5]	Bank of America Corp.	3.824%	1/20/28	35,843	34,464
[5]	Bank of America Corp.	2.551%	2/4/28	10,313	9,556
[5]	Bank of America Corp.	3.705%	4/24/28	44,800	42,808
	Bank of America Corp.	4.376%	4/27/28	22,460	21,953
[5]	Bank of America Corp.	3.593%	7/21/28	68,714	65,206
[5]	Bank of America Corp.	4.948%	7/22/28	9,610	9,602
[5]	Bank of America Corp.	3.419%	12/20/28	106,207	99,990
[5]	Bank of America Corp.	3.970%	3/5/29	25,634	24,483
	Bank of America Corp.	5.202%	4/25/29	34,204	34,413
[5]	Bank of America Corp.	2.087%	6/14/29	62,281	54,925
[5]	Bank of America Corp.	4.271%	7/23/29	89,514	86,380
	Bank of America Corp.	5.819%	9/15/29	55,560	57,352
[5]	Bank of America Corp.	3.194%	7/23/30	30,217	27,403
[5]	Bank of America Corp.	2.884%	10/22/30	8,440	7,495
[5]	Bank of America Corp.	2.496%	2/13/31	96,003	82,509
[5]	Bank of America Corp.	2.592%	4/29/31	67,074	57,766
[5]	Bank of America Corp.	1.898%	7/23/31	5,509	4,500
[5]	Bank of America Corp.	1.922%	10/24/31	30,170	24,503
	Bank of America Corp.	2.687%	4/22/32	110,056	92,928
	Bank of America Corp.	2.299%	7/21/32	47,185	38,542
	Bank of America Corp.	2.572%	10/20/32	50,236	41,675
[5]	Bank of America Corp.	2.972%	2/4/33	4,856	4,126
	Bank of America Corp.	4.571%	4/27/33	24,533	23,401
[5]	Bank of America Corp.	5.015%	7/22/33	37,085	36,664
	Bank of America Corp.	5.288%	4/25/34	94,945	95,212
	Bank of America Corp.	5.872%	9/15/34	26,986	28,278
	Bank of America Corp.	2.482%	9/21/36	38,126	30,250
	Bank of America Corp.	6.110%	1/29/37	30,376	32,458
	Bank of America Corp.	3.846%	3/8/37	17,475	15,347
[5]	Bank of America Corp.	4.244%	4/24/38	36,349	32,794
	Bank of America Corp.	7.750%	5/14/38	18,860	22,927
[5]	Bank of America Corp.	4.078%	4/23/40	40,742	35,736
[5]	Bank of America Corp.	2.676%	6/19/41	98,702	70,775
[5]	Bank of America Corp.	5.875%	2/7/42	16,792	18,118
	Bank of America Corp.	3.311%	4/22/42	61,620	48,107
[5]	Bank of America Corp.	5.000%	1/21/44	20,232	19,921
[5]	Bank of America Corp.	4.875%	4/1/44	8,233	8,016
[5]	Bank of America Corp.	4.750%	4/21/45	5,005	4,574
[5]	Bank of America Corp.	4.330%	3/15/50	41,619	36,524
[5]	Bank of America Corp.	4.083%	3/20/51	112,847	95,277
[5]	Bank of America Corp.	2.831%	10/24/51	4,510	3,061
[5]	Bank of America Corp.	3.483%	3/13/52	6,025	4,655
	Bank of America Corp.	2.972%	7/21/52	28,059	19,799
	Bank of America NA	5.650%	8/18/25	30,200	30,588
	Bank of America NA	5.526%	8/18/26	28,610	29,139
[5]	Bank of America NA	6.000%	10/15/36	20,903	22,680
	Bank of Montreal	5.200%	12/12/24	8,680	8,670
[5]	Bank of Montreal	1.500%	1/10/25	14,058	13,543
[5]	Bank of Montreal	1.850%	5/1/25	29,327	28,138
[5]	Bank of Montreal	3.700%	6/7/25	11,467	11,247
	Bank of Montreal	5.920%	9/25/25	9,960	10,115

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.300%	6/5/26	11,015	11,123
[5]	Bank of Montreal	2.650%	3/8/27	18,250	17,186
[5]	Bank of Montreal	4.700%	9/14/27	8,176	8,196
	Bank of Montreal	5.203%	2/1/28	11,823	12,047
	Bank of Montreal	5.717%	9/25/28	10,855	11,253
[5]	Bank of Montreal	3.803%	12/15/32	28,049	25,787
[5]	Bank of New York Mellon Corp.	3.250%	9/11/24	9,813	9,670
[5]	Bank of New York Mellon Corp.	3.000%	2/24/25	15,642	15,297
[5]	Bank of New York Mellon Corp.	1.600%	4/24/25	5,246	5,036
[5]	Bank of New York Mellon Corp.	3.950%	11/18/25	8,987	8,827
[5]	Bank of New York Mellon Corp.	2.800%	5/4/26	29,417	28,174
[5]	Bank of New York Mellon Corp.	5.148%	5/22/26	6,470	6,468
	Bank of New York Mellon Corp.	4.414%	7/24/26	13,138	12,999
[5]	Bank of New York Mellon Corp.	2.450%	8/17/26	18,715	17,669
[5]	Bank of New York Mellon Corp.	2.050%	1/26/27	5,994	5,572
	Bank of New York Mellon Corp.	4.947%	4/26/27	13,060	13,057
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	28,185	27,015
[5]	Bank of New York Mellon Corp.	3.400%	1/29/28	9,419	8,987
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	19,805	19,064
[5]	Bank of New York Mellon Corp.	1.650%	7/14/28	8,292	7,296
[5]	Bank of New York Mellon Corp.	3.000%	10/30/28	7,150	6,609
	Bank of New York Mellon Corp.	4.543%	2/1/29	12,397	12,319
[5]	Bank of New York Mellon Corp.	3.300%	8/23/29	7,696	7,206
[5]	Bank of New York Mellon Corp.	6.317%	10/25/29	10,455	11,096
	Bank of New York Mellon Corp.	2.500%	1/26/32	6,709	5,736
[5]	Bank of New York Mellon Corp.	5.834%	10/25/33	26,440	28,043
	Bank of New York Mellon Corp.	4.706%	2/1/34	27,146	26,542
[5]	Bank of New York Mellon Corp.	4.967%	4/26/34	29,295	29,182
[5]	Bank of New York Mellon Corp.	6.474%	10/25/34	19,430	21,539
	Bank of Nova Scotia	0.650%	7/31/24	1,928	1,875
	Bank of Nova Scotia	5.250%	12/6/24	12,710	12,698
	Bank of Nova Scotia	1.450%	1/10/25	1,995	1,922
	Bank of Nova Scotia	2.200%	2/3/25	50,018	48,501
[5]	Bank of Nova Scotia	3.450%	4/11/25	10,637	10,416
	Bank of Nova Scotia	1.300%	6/11/25	31,045	29,431
	Bank of Nova Scotia	5.450%	6/12/25	17,850	17,931
	Bank of Nova Scotia	4.500%	12/16/25	35,956	35,375
	Bank of Nova Scotia	2.700%	8/3/26	23,423	22,190
	Bank of Nova Scotia	1.300%	9/15/26	15,693	14,296
	Bank of Nova Scotia	1.950%	2/2/27	7,605	7,006
	Bank of Nova Scotia	5.250%	6/12/28	12,700	12,898
	Bank of Nova Scotia	4.850%	2/1/30	8,025	8,002
	Bank of Nova Scotia	2.450%	2/2/32	7,145	5,988
	Bank of Nova Scotia	5.650%	2/1/34	9,600	9,965
	Bank of Nova Scotia	4.588%	5/4/37	14,759	13,214
	Barclays plc	3.650%	3/16/25	43,522	42,549
	Barclays plc	4.375%	1/12/26	31,568	31,165
[5]	Barclays plc	2.852%	5/7/26	26,630	25,706
	Barclays plc	5.200%	5/12/26	16,809	16,694
	Barclays plc	5.304%	8/9/26	10,645	10,605
	Barclays plc	7.325%	11/2/26	25,270	26,095
	Barclays plc	5.829%	5/9/27	37,175	37,497
	Barclays plc	6.496%	9/13/27	14,355	14,759
	Barclays plc	4.337%	1/10/28	16,574	16,102
	Barclays plc	4.836%	5/9/28	39,466	38,485
	Barclays plc	5.501%	8/9/28	12,430	12,496
	Barclays plc	7.385%	11/2/28	25,400	27,144
[5]	Barclays plc	4.972%	5/16/29	26,987	26,518
	Barclays plc	6.490%	9/13/29	25,454	26,548
[5]	Barclays plc	5.088%	6/20/30	18,764	18,179
	Barclays plc	2.645%	6/24/31	29,387	24,806
	Barclays plc	2.667%	3/10/32	11,218	9,258
	Barclays plc	2.894%	11/24/32	12,594	10,355
	Barclays plc	5.746%	8/9/33	13,370	13,487
	Barclays plc	7.437%	11/2/33	39,785	44,587
	Barclays plc	6.224%	5/9/34	19,821	20,556
	Barclays plc	7.119%	6/27/34	20,761	22,096
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	3.564%	9/23/35	25,350	21,760
	Barclays plc	3.811%	3/10/42	6,430	4,831
	Barclays plc	3.330%	11/24/42	6,472	4,797
	Barclays plc	5.250%	8/17/45	7,962	7,803
	Barclays plc	4.950%	1/10/47	22,613	21,178
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	11,292	10,679
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,648	2,306
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	13,516	12,192
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	6,441	7,308
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	14,301	13,805
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	6,637	6,221
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	49,145	45,317
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	29,984	28,017
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	40,421	28,363
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	7,361	4,810
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	42,604	35,744
	Berkshire Hathaway Inc.	3.125%	3/15/26	37,505	36,457
	Berkshire Hathaway Inc.	4.500%	2/11/43	5,107	4,971
	BGC Group Inc.	8.000%	5/25/28	2,705	2,838
	BlackRock Inc.	3.200%	3/15/27	8,410	8,146
	BlackRock Inc.	3.250%	4/30/29	12,380	11,904
	BlackRock Inc.	2.400%	4/30/30	17,665	15,782
	BlackRock Inc.	1.900%	1/28/31	16,540	13,950
	BlackRock Inc.	2.100%	2/25/32	15,730	13,150
	BlackRock Inc.	4.750%	5/25/33	9,500	9,598
	Blackstone Private Credit Fund	7.050%	9/29/25	2,615	2,663
	Blackstone Private Credit Fund	2.625%	12/15/26	10,041	9,098
	Blackstone Private Credit Fund	3.250%	3/15/27	12,765	11,700
[7]	Blackstone Private Credit Fund	7.300%	11/27/28	5,275	5,467
	Blackstone Secured Lending Fund	3.625%	1/15/26	10,277	9,812
	Blackstone Secured Lending Fund	2.750%	9/16/26	8,648	7,921
	Blackstone Secured Lending Fund	2.850%	9/30/28	4,413	3,826
	Blue Owl Capital Corp.	4.000%	3/30/25	6,893	6,699
	Blue Owl Capital Corp.	3.750%	7/22/25	12,570	12,048
	Blue Owl Capital Corp.	4.250%	1/15/26	11,487	11,102
	Blue Owl Capital Corp.	3.400%	7/15/26	7,261	6,752
	Blue Owl Capital Corp.	2.625%	1/15/27	11,131	10,032
	Blue Owl Capital Corp.	2.875%	6/11/28	10,960	9,627
[5]	Blue Owl Credit Income Corp.	5.500%	3/21/25	8,391	8,269
[7]	Blue Owl Credit Income Corp.	7.950%	6/13/28	14,175	14,661
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	8,646	7,552
[5]	BPCE SA	3.375%	12/2/26	5,725	5,535
	Brighthouse Financial Inc.	5.625%	5/15/30	9,143	9,263
	Brighthouse Financial Inc.	4.700%	6/22/47	8,721	6,930
	Brighthouse Financial Inc.	3.850%	12/22/51	8,415	5,561
	Brookfield Capital Finance LLC	6.087%	6/14/33	5,615	5,861
	Brookfield Corp.	4.000%	1/15/25	8,076	7,950
	Brookfield Finance Inc.	4.250%	6/2/26	2,605	2,545
	Brookfield Finance Inc.	3.900%	1/25/28	8,781	8,452
	Brookfield Finance Inc.	4.850%	3/29/29	22,752	22,635
	Brookfield Finance Inc.	4.350%	4/15/30	12,165	11,723
	Brookfield Finance Inc.	2.724%	4/15/31	7,650	6,492
	Brookfield Finance Inc.	6.350%	1/5/34	6,400	6,809
	Brookfield Finance Inc.	4.700%	9/20/47	9,821	8,569

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance Inc.	3.500%	3/30/51	5,636	4,124
	Brookfield Finance Inc.	3.625%	2/15/52	7,058	5,079
	Brookfield Finance LLC	3.450%	4/15/50	9,516	6,624
	Brown & Brown Inc.	4.500%	3/15/29	8,181	7,972
	Brown & Brown Inc.	2.375%	3/15/31	18,052	14,814
	Brown & Brown Inc.	4.200%	3/17/32	4,480	4,101
	Brown & Brown Inc.	4.950%	3/17/52	9,265	8,224
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	15,452	14,970
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	13,020	12,719
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	12,000	12,004
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	1,139	1,063
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	17,728	16,250
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	6,610	6,737
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	10,515	10,107
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	15,686	15,776
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	16,880	17,659
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	20,025	18,278
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	14,650	15,637
	Capital One Financial Corp.	3.200%	2/5/25	14,619	14,271
	Capital One Financial Corp.	4.250%	4/30/25	10,817	10,664
	Capital One Financial Corp.	4.200%	10/29/25	21,331	20,943
	Capital One Financial Corp.	2.636%	3/3/26	16,386	15,703
	Capital One Financial Corp.	3.750%	7/28/26	40,376	38,676
	Capital One Financial Corp.	3.750%	3/9/27	43,273	41,347
	Capital One Financial Corp.	3.650%	5/11/27	12,313	11,747
	Capital One Financial Corp.	7.149%	10/29/27	6,420	6,667
	Capital One Financial Corp.	1.878%	11/2/27	16,503	14,839
	Capital One Financial Corp.	3.800%	1/31/28	49,801	47,313
	Capital One Financial Corp.	4.927%	5/10/28	6,245	6,138
	Capital One Financial Corp.	5.468%	2/1/29	4,245	4,246
	Capital One Financial Corp.	6.312%	6/8/29	5,425	5,565
	Capital One Financial Corp.	3.273%	3/1/30	13,163	11,742
[5]	Capital One Financial Corp.	7.624%	10/30/31	10,025	10,999
	Capital One Financial Corp.	2.618%	11/2/32	9,068	7,299
	Capital One Financial Corp.	5.817%	2/1/34	42,466	42,295
	Capital One Financial Corp.	6.377%	6/8/34	24,987	25,753
[5]	Capital One NA	2.280%	1/28/26	1,197	1,153
	Cboe Global Markets Inc.	3.650%	1/12/27	16,846	16,354
	Cboe Global Markets Inc.	1.625%	12/15/30	6,600	5,433
	Charles Schwab Corp.	3.000%	3/10/25	2,147	2,091
	Charles Schwab Corp.	4.200%	3/24/25	7,450	7,365
	Charles Schwab Corp.	3.625%	4/1/25	8,632	8,478
	Charles Schwab Corp.	3.850%	5/21/25	7,898	7,755
	Charles Schwab Corp.	3.450%	2/13/26	8,465	8,203
	Charles Schwab Corp.	0.900%	3/11/26	21,913	20,091
	Charles Schwab Corp.	1.150%	5/13/26	21,230	19,468
	Charles Schwab Corp.	5.875%	8/24/26	12,920	13,250
	Charles Schwab Corp.	3.200%	3/2/27	15,170	14,473
	Charles Schwab Corp.	2.450%	3/3/27	19,776	18,410
	Charles Schwab Corp.	3.300%	4/1/27	24,536	23,391
	Charles Schwab Corp.	3.200%	1/25/28	8,401	7,934
	Charles Schwab Corp.	2.000%	3/20/28	2,905	2,587
	Charles Schwab Corp.	4.000%	2/1/29	11,232	10,910
	Charles Schwab Corp.	5.643%	5/19/29	15,332	15,742
	Charles Schwab Corp.	3.250%	5/22/29	10,250	9,605
	Charles Schwab Corp.	2.750%	10/1/29	11,270	10,148
	Charles Schwab Corp.	1.650%	3/11/31	15,767	12,703
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	2.300%	5/13/31	17,147	14,333
	Charles Schwab Corp.	1.950%	12/1/31	13,363	10,745
	Charles Schwab Corp.	2.900%	3/3/32	16,363	14,110
	Charles Schwab Corp.	6.136%	8/24/34	16,230	17,140
	Chubb Corp.	6.000%	5/11/37	7,781	8,606
[5]	Chubb Corp.	6.500%	5/15/38	7,425	8,607
	Chubb INA Holdings Inc.	3.150%	3/15/25	18,935	18,524
	Chubb INA Holdings Inc.	3.350%	5/3/26	22,880	22,267
	Chubb INA Holdings Inc.	1.375%	9/15/30	19,391	15,981
	Chubb INA Holdings Inc.	6.700%	5/15/36	3,030	3,523
	Chubb INA Holdings Inc.	4.150%	3/13/43	5,408	4,906
	Chubb INA Holdings Inc.	4.350%	11/3/45	33,227	31,228
	Chubb INA Holdings Inc.	2.850%	12/15/51	4,970	3,607
	Chubb INA Holdings Inc.	3.050%	12/15/61	4,120	2,959
	CI Financial Corp.	3.200%	12/17/30	11,324	8,953
	CI Financial Corp.	4.100%	6/15/51	12,502	7,364
[5]	Cincinnati Financial Corp.	6.920%	5/15/28	4,445	4,764
	Cincinnati Financial Corp.	6.125%	11/1/34	4,544	4,764
	Citibank NA	5.864%	9/29/25	24,035	24,441
[5]	Citibank NA	5.488%	12/4/26	27,423	27,932
	Citibank NA	5.803%	9/29/28	32,810	34,258
	Citigroup Inc.	3.875%	3/26/25	18,298	17,962
	Citigroup Inc.	3.300%	4/27/25	8,139	7,955
	Citigroup Inc.	4.400%	6/10/25	54,376	53,760
	Citigroup Inc.	5.500%	9/13/25	23,879	24,000
	Citigroup Inc.	3.700%	1/12/26	28,359	27,697
	Citigroup Inc.	2.014%	1/25/26	27,050	25,991
	Citigroup Inc.	4.600%	3/9/26	33,612	33,183
	Citigroup Inc.	3.290%	3/17/26	11,030	10,740
[5]	Citigroup Inc.	3.106%	4/8/26	53,507	52,026
	Citigroup Inc.	3.400%	5/1/26	18,565	17,920
	Citigroup Inc.	5.610%	9/29/26	16,074	16,191
	Citigroup Inc.	3.200%	10/21/26	66,738	63,679
	Citigroup Inc.	4.300%	11/20/26	8,320	8,154
	Citigroup Inc.	1.462%	6/9/27	3,758	3,439
	Citigroup Inc.	4.450%	9/29/27	61,278	59,862
[5]	Citigroup Inc.	3.887%	1/10/28	66,038	63,889
[5]	Citigroup Inc.	3.070%	2/24/28	2,550	2,403
	Citigroup Inc.	4.658%	5/24/28	5,907	5,870
[5]	Citigroup Inc.	3.668%	7/24/28	49,966	47,636
	Citigroup Inc.	4.125%	7/25/28	13,383	12,857
[5]	Citigroup Inc.	3.520%	10/27/28	30,606	28,934
[5]	Citigroup Inc.	4.075%	4/23/29	19,336	18,626
[5]	Citigroup Inc.	3.980%	3/20/30	22,952	21,775
[5]	Citigroup Inc.	2.976%	11/5/30	21,251	18,944
[5]	Citigroup Inc.	2.666%	1/29/31	33,791	29,332
[5]	Citigroup Inc.	4.412%	3/31/31	63,166	60,486
[5]	Citigroup Inc.	2.572%	6/3/31	22,621	19,324
	Citigroup Inc.	2.561%	5/1/32	2,658	2,219
	Citigroup Inc.	6.625%	6/15/32	11,106	12,089
	Citigroup Inc.	2.520%	11/3/32	39,089	32,259
	Citigroup Inc.	3.057%	1/25/33	39,198	33,453
	Citigroup Inc.	5.875%	2/22/33	5,946	6,207
	Citigroup Inc.	3.785%	3/17/33	76,193	68,552
	Citigroup Inc.	4.910%	5/24/33	8,865	8,681
	Citigroup Inc.	6.000%	10/31/33	14,686	15,495
	Citigroup Inc.	6.270%	11/17/33	34,407	36,828
	Citigroup Inc.	6.174%	5/25/34	7,895	8,188
	Citigroup Inc.	6.125%	8/25/36	15,763	16,866
[5]	Citigroup Inc.	3.878%	1/24/39	24,634	21,269
	Citigroup Inc.	8.125%	7/15/39	29,156	37,635
[5]	Citigroup Inc.	5.316%	3/26/41	14,725	14,766
	Citigroup Inc.	5.875%	1/30/42	7,500	7,987
	Citigroup Inc.	2.904%	11/3/42	6,065	4,367
	Citigroup Inc.	6.675%	9/13/43	8,900	9,995
	Citigroup Inc.	4.950%	11/7/43	5,019	4,559
	Citigroup Inc.	5.300%	5/6/44	23,764	22,853

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.650%	7/30/45	13,123	11,941
	Citigroup Inc.	4.750%	5/18/46	42,573	38,182
[5]	Citigroup Inc.	4.281%	4/24/48	13,795	12,084
	Citigroup Inc.	4.650%	7/23/48	21,435	19,832
[6]	Citigroup Inc., SOFR + 0.686%	6.126%	10/30/24	75	75
[5]	Citizens Bank NA	3.750%	2/18/26	7,440	7,115
	Citizens Bank NA	4.575%	8/9/28	8,756	8,318
	Citizens Financial Group Inc.	2.850%	7/27/26	33,398	31,081
	Citizens Financial Group Inc.	2.500%	2/6/30	6,547	5,497
	Citizens Financial Group Inc.	3.250%	4/30/30	6,071	5,332
	Citizens Financial Group Inc.	4.300%	2/11/31	5,250	4,469
	Citizens Financial Group Inc.	2.638%	9/30/32	13,098	10,107
	CME Group Inc.	3.000%	3/15/25	11,433	11,191
	CME Group Inc.	3.750%	6/15/28	1,774	1,736
	CME Group Inc.	2.650%	3/15/32	2,752	2,446
	CME Group Inc.	5.300%	9/15/43	13,107	13,950
	CME Group Inc.	4.150%	6/15/48	10,810	9,822
	CNA Financial Corp.	4.500%	3/1/26	4,544	4,496
	CNA Financial Corp.	3.450%	8/15/27	10,445	9,988
	CNA Financial Corp.	3.900%	5/1/29	4,198	4,021
	CNA Financial Corp.	2.050%	8/15/30	5,145	4,287
	CNA Financial Corp.	5.500%	6/15/33	4,599	4,742
	CNO Financial Group Inc.	5.250%	5/30/29	8,402	8,316
[5]	Comerica Bank	4.000%	7/27/25	3,261	3,160
	Comerica Bank	5.332%	8/25/33	5,890	5,436
	Comerica Inc.	4.000%	2/1/29	6,659	6,294
	Commonwealth Bank of Australia	5.316%	3/13/26	15,506	15,719
	Cooperatieve Rabobank UA	1.375%	1/10/25	9,805	9,437
	Cooperatieve Rabobank UA	5.000%	1/13/25	7,317	7,311
[5]	Cooperatieve Rabobank UA	3.375%	5/21/25	27,690	27,146
[5]	Cooperatieve Rabobank UA	5.500%	7/18/25	5,605	5,661
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,105	17,779
[5]	Cooperatieve Rabobank UA	3.750%	7/21/26	20,333	19,491
	Cooperatieve Rabobank UA	5.500%	10/5/26	12,470	12,764
[5]	Cooperatieve Rabobank UA	5.250%	5/24/41	16,336	17,286
	Cooperatieve Rabobank UA	5.750%	12/1/43	16,966	17,507
	Cooperatieve Rabobank UA	5.250%	8/4/45	19,221	19,035
	Corebridge Financial Inc.	3.500%	4/4/25	10,815	10,551
	Corebridge Financial Inc.	3.650%	4/5/27	12,490	12,028
	Corebridge Financial Inc.	3.850%	4/5/29	13,532	12,773
	Corebridge Financial Inc.	3.900%	4/5/32	19,095	17,298
[7]	Corebridge Financial Inc.	6.050%	9/15/33	6,450	6,733
	Corebridge Financial Inc.	5.750%	1/15/34	6,400	6,549
	Corebridge Financial Inc.	4.350%	4/5/42	8,970	7,599
	Corebridge Financial Inc.	4.400%	4/5/52	1,935	1,623
	Credit Suisse AG	7.950%	1/9/25	14,146	14,453
[5]	Credit Suisse AG	3.700%	2/21/25	18,829	18,442
	Credit Suisse AG	2.950%	4/9/25	4,097	3,970
	Credit Suisse AG	1.250%	8/7/26	18,435	16,722
	Credit Suisse AG	5.000%	7/9/27	17,284	17,286
	Credit Suisse AG	7.500%	2/15/28	32,403	35,516
	Credit Suisse USA Inc.	7.125%	7/15/32	16,299	18,582
	Deutsche Bank AG	4.500%	4/1/25	21,033	20,656
[5]	Deutsche Bank AG	4.100%	1/13/26	11,169	10,880
	Deutsche Bank AG	6.119%	7/14/26	35,977	36,347
	Deutsche Bank AG	2.129%	11/24/26	28,390	26,609
	Deutsche Bank AG	7.146%	7/13/27	18,480	19,196
	Deutsche Bank AG	2.311%	11/16/27	26,333	24,074
	Deutsche Bank AG	2.552%	1/7/28	7,251	6,659
	Deutsche Bank AG	6.720%	1/18/29	41,174	43,123
	Deutsche Bank AG	6.819%	11/20/29	30,015	31,576
	Deutsche Bank AG	5.882%	7/8/31	4,847	4,732
	Deutsche Bank AG	3.729%	1/14/32	17,869	14,979
	Deutsche Bank AG	4.875%	12/1/32	16,512	15,432
	Deutsche Bank AG	3.742%	1/7/33	16,174	13,277
	Deutsche Bank AG	7.079%	2/10/34	8,214	8,440
[5]	Discover Bank	4.250%	3/13/26	12,805	12,427
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Discover Bank	3.450%	7/27/26	19,498	18,446
[5]	Discover Bank	4.650%	9/13/28	16,897	16,110
[5]	Discover Bank	2.700%	2/6/30	4,571	3,874
	Discover Financial Services	3.750%	3/4/25	10,804	10,555
	Discover Financial Services	4.500%	1/30/26	12,078	11,913
	Discover Financial Services	4.100%	2/9/27	33,427	32,085
	Eaton Vance Corp.	3.500%	4/6/27	4,655	4,464
	Enstar Finance LLC	5.750%	9/1/40	922	871
	Enstar Finance LLC	5.500%	1/15/42	8,153	6,927
	Enstar Group Ltd.	4.950%	6/1/29	12,680	12,374
	Enstar Group Ltd.	3.100%	9/1/31	7,523	6,141
	Equitable Holdings Inc.	7.000%	4/1/28	4,510	4,810
	Equitable Holdings Inc.	4.350%	4/20/28	19,281	18,642
	Equitable Holdings Inc.	5.594%	1/11/33	1,290	1,327
	Equitable Holdings Inc.	5.000%	4/20/48	26,117	24,331
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	4,805	4,408
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	13,310	9,818
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	12,905	8,851
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	11,432	11,266
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	6,743	6,484
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	2,605	2,292
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	9,650	9,659
[7]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	5,200	5,340
	Fidelity National Financial Inc.	4.500%	8/15/28	8,000	7,792
	Fidelity National Financial Inc.	3.400%	6/15/30	12,391	11,115
	Fidelity National Financial Inc.	2.450%	3/15/31	8,833	7,324
	Fidelity National Financial Inc.	3.200%	9/17/51	10,875	6,933
	Fifth Third Bancorp	2.375%	1/28/25	26,374	25,517
	Fifth Third Bancorp	2.550%	5/5/27	16,777	15,473
	Fifth Third Bancorp	1.707%	11/1/27	9,147	8,239
	Fifth Third Bancorp	3.950%	3/14/28	16,604	15,936
	Fifth Third Bancorp	4.055%	4/25/28	5,284	5,033
	Fifth Third Bancorp	6.339%	7/27/29	16,315	16,974
	Fifth Third Bancorp	4.772%	7/28/30	8,206	8,049
	Fifth Third Bancorp	8.250%	3/1/38	15,469	18,294
[5]	Fifth Third Bank NA	3.950%	7/28/25	13,490	13,203
[5]	Fifth Third Bank NA	3.850%	3/15/26	14,441	13,872
[5]	Fifth Third Bank NA	2.250%	2/1/27	7,995	7,377
	First American Financial Corp.	4.000%	5/15/30	200	181
	First American Financial Corp.	2.400%	8/15/31	9,888	7,814
[5]	First Horizon Bank	5.750%	5/1/30	5,835	5,508
	First Horizon Corp.	4.000%	5/26/25	4,915	4,771
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	7,416	7,544
	Franklin Resources Inc.	2.850%	3/30/25	6,422	6,250
	Franklin Resources Inc.	1.600%	10/30/30	8,749	7,145
	Franklin Resources Inc.	2.950%	8/12/51	6,318	4,019
	FS KKR Capital Corp.	4.125%	2/1/25	7,026	6,843
	FS KKR Capital Corp.	3.400%	1/15/26	15,198	14,386
	FS KKR Capital Corp.	2.625%	1/15/27	6,096	5,468
	FS KKR Capital Corp.	3.125%	10/12/28	5,352	4,665
	GATX Corp.	3.250%	3/30/25	5,106	4,969
	GATX Corp.	3.250%	9/15/26	3,985	3,802
	GATX Corp.	3.850%	3/30/27	16,206	15,570
	GATX Corp.	3.500%	3/15/28	7,278	6,842
	GATX Corp.	4.550%	11/7/28	10,678	10,474
	GATX Corp.	4.700%	4/1/29	4,584	4,544
	GATX Corp.	4.000%	6/30/30	4,608	4,328
	GATX Corp.	1.900%	6/1/31	6,000	4,776
	GATX Corp.	3.500%	6/1/32	3,550	3,107
	GATX Corp.	5.450%	9/15/33	4,260	4,290
	GATX Corp.	6.900%	5/1/34	9,460	10,430
	GATX Corp.	5.200%	3/15/44	1,531	1,436
	GATX Corp.	4.500%	3/30/45	1,952	1,602
	GATX Corp.	3.100%	6/1/51	7,242	4,785

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE Capital Funding LLC	3.450%	5/15/25	17,761	17,364
	GE Capital Funding LLC	4.550%	5/15/32	9,429	9,250
	Globe Life Inc.	4.550%	9/15/28	7,062	7,004
	Globe Life Inc.	2.150%	8/15/30	6,660	5,579
	Goldman Sachs BDC Inc.	3.750%	2/10/25	3,960	3,875
	Goldman Sachs BDC Inc.	2.875%	1/15/26	8,250	7,838
	Goldman Sachs Capital I	6.345%	2/15/34	15,086	15,815
	Goldman Sachs Group Inc.	3.500%	1/23/25	46,019	45,135
	Goldman Sachs Group Inc.	3.500%	4/1/25	11,977	11,719
	Goldman Sachs Group Inc.	3.750%	5/22/25	28,489	27,949
[5]	Goldman Sachs Group Inc.	3.272%	9/29/25	338	332
	Goldman Sachs Group Inc.	4.250%	10/21/25	22,986	22,564
	Goldman Sachs Group Inc.	0.855%	2/12/26	1,878	1,781
	Goldman Sachs Group Inc.	3.750%	2/25/26	38,575	37,695
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,015	23,251
	Goldman Sachs Group Inc.	3.500%	11/16/26	55,512	53,482
[5]	Goldman Sachs Group Inc.	1.093%	12/9/26	21,816	20,099
	Goldman Sachs Group Inc.	5.950%	1/15/27	17,108	17,593
	Goldman Sachs Group Inc.	3.850%	1/26/27	42,645	41,512
	Goldman Sachs Group Inc.	1.431%	3/9/27	12,661	11,671
	Goldman Sachs Group Inc.	4.387%	6/15/27	1,725	1,698
	Goldman Sachs Group Inc.	1.542%	9/10/27	12,244	11,106
	Goldman Sachs Group Inc.	1.948%	10/21/27	34,595	31,648
	Goldman Sachs Group Inc.	2.640%	2/24/28	29,826	27,652
	Goldman Sachs Group Inc.	3.615%	3/15/28	33,257	31,867
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	37,199	35,564
	Goldman Sachs Group Inc.	4.482%	8/23/28	10,863	10,664
[5]	Goldman Sachs Group Inc.	3.814%	4/23/29	88,193	83,779
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	26,043	25,179
	Goldman Sachs Group Inc.	6.484%	10/24/29	15,345	16,285
	Goldman Sachs Group Inc.	2.600%	2/7/30	8,076	7,094
	Goldman Sachs Group Inc.	3.800%	3/15/30	74,396	69,941
	Goldman Sachs Group Inc.	1.992%	1/27/32	28,109	22,750
	Goldman Sachs Group Inc.	2.615%	4/22/32	70,075	58,820
	Goldman Sachs Group Inc.	2.383%	7/21/32	47,352	38,934
	Goldman Sachs Group Inc.	2.650%	10/21/32	42,881	35,733
	Goldman Sachs Group Inc.	6.125%	2/15/33	5,158	5,669
	Goldman Sachs Group Inc.	3.102%	2/24/33	59,764	51,326
	Goldman Sachs Group Inc.	6.561%	10/24/34	221	243
	Goldman Sachs Group Inc.	6.450%	5/1/36	20,861	22,557
	Goldman Sachs Group Inc.	6.750%	10/1/37	60,487	66,686
[5]	Goldman Sachs Group Inc.	4.017%	10/31/38	61,937	54,067
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	59,404	53,870
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,004	22,298
	Goldman Sachs Group Inc.	3.210%	4/22/42	26,133	20,000
	Goldman Sachs Group Inc.	2.908%	7/21/42	815	596
	Goldman Sachs Group Inc.	3.436%	2/24/43	465	364
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	26,505	25,094
	Goldman Sachs Group Inc.	5.150%	5/22/45	36,804	35,602
[5,6]	Goldman Sachs Group Inc., SOFR + 0.486%	5.931%	10/21/24	50	50
	Golub Capital BDC Inc.	2.500%	8/24/26	2,912	2,641
	Golub Capital BDC Inc.	2.050%	2/15/27	4,560	4,011
	Golub Capital BDC Inc.	7.050%	12/5/28	5,823	6,121
	Hanover Insurance Group Inc.	4.500%	4/15/26	6,507	6,390
	Hanover Insurance Group Inc.	2.500%	9/1/30	2,000	1,644
	Hartford Financial Services Group Inc.	2.800%	8/19/29	6,815	6,194
	Hartford Financial Services Group Inc.	5.950%	10/15/36	4,545	4,830
	Hartford Financial Services Group Inc.	6.100%	10/1/41	5,901	6,320
	Hartford Financial Services Group Inc.	4.300%	4/15/43	7,465	6,408
	Hartford Financial Services Group Inc.	4.400%	3/15/48	3,010	2,631
	Hartford Financial Services Group Inc.	3.600%	8/19/49	17,606	13,583
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford Financial Services Group Inc.	2.900%	9/15/51	5,500	3,693
[5]	HSBC Bank USA NA	5.875%	11/1/34	2,705	2,776
[5]	HSBC Bank USA NA	5.625%	8/15/35	330	328
[5]	HSBC Bank USA NA	7.000%	1/15/39	8,534	9,886
	HSBC Holdings plc	4.250%	8/18/25	5,211	5,099
	HSBC Holdings plc	4.180%	12/9/25	41,755	41,192
	HSBC Holdings plc	4.300%	3/8/26	49,722	48,908
	HSBC Holdings plc	2.999%	3/10/26	29,104	28,232
[5]	HSBC Holdings plc	1.645%	4/18/26	26,096	24,802
	HSBC Holdings plc	3.900%	5/25/26	51,652	50,302
[5]	HSBC Holdings plc	2.099%	6/4/26	93,203	88,739
[5]	HSBC Holdings plc	4.292%	9/12/26	58,966	57,730
	HSBC Holdings plc	7.336%	11/3/26	18,887	19,614
	HSBC Holdings plc	4.375%	11/23/26	24,045	23,495
	HSBC Holdings plc	1.589%	5/24/27	28,622	26,237
	HSBC Holdings plc	2.251%	11/22/27	33,307	30,578
[5]	HSBC Holdings plc	4.041%	3/13/28	34,286	33,040
	HSBC Holdings plc	4.755%	6/9/28	47,961	47,287
	HSBC Holdings plc	5.210%	8/11/28	24,311	24,302
[5]	HSBC Holdings plc	2.013%	9/22/28	57,939	51,577
	HSBC Holdings plc	7.390%	11/3/28	22,605	24,221
	HSBC Holdings plc	6.161%	3/9/29	25,325	26,168
[5]	HSBC Holdings plc	4.583%	6/19/29	32,393	31,432
	HSBC Holdings plc	2.206%	8/17/29	24,345	21,253
	HSBC Holdings plc	4.950%	3/31/30	17,088	16,939
[5]	HSBC Holdings plc	3.973%	5/22/30	41,827	39,086
[5]	HSBC Holdings plc	2.848%	6/4/31	18,169	15,642
[5]	HSBC Holdings plc	2.357%	8/18/31	19,174	15,915
[5]	HSBC Holdings plc	7.625%	5/17/32	8,260	9,267
	HSBC Holdings plc	2.804%	5/24/32	36,037	30,076
	HSBC Holdings plc	2.871%	11/22/32	41,882	34,855
[5]	HSBC Holdings plc	7.350%	11/27/32	2,040	2,124
	HSBC Holdings plc	4.762%	3/29/33	17,447	16,260
	HSBC Holdings plc	5.402%	8/11/33	11,435	11,490
	HSBC Holdings plc	8.113%	11/3/33	22,396	25,802
	HSBC Holdings plc	6.254%	3/9/34	28,751	30,458
	HSBC Holdings plc	6.547%	6/20/34	11,490	12,027
	HSBC Holdings plc	7.399%	11/13/34	25,765	28,287
[5]	HSBC Holdings plc	6.500%	5/2/36	22,034	22,938
[5]	HSBC Holdings plc	6.500%	9/15/37	43,135	45,219
[5]	HSBC Holdings plc	6.800%	6/1/38	12,253	13,117
	HSBC Holdings plc	6.100%	1/14/42	8,193	9,321
	HSBC Holdings plc	6.332%	3/9/44	28,435	30,719
	HSBC Holdings plc	5.250%	3/14/44	32,754	31,987
	HSBC USA Inc.	5.625%	3/17/25	17,681	17,778
	Huntington Bancshares Inc.	4.000%	5/15/25	6,378	6,250
	Huntington Bancshares Inc.	6.208%	8/21/29	19,805	20,418
	Huntington Bancshares Inc.	2.550%	2/4/30	18,625	15,940
	Huntington Bancshares Inc.	5.023%	5/17/33	9,204	8,919
[5]	Huntington National Bank	4.270%	11/25/26	5,750	5,386
	Huntington National Bank	4.552%	5/17/28	23,168	22,388
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	7,900	7,624
	ING Groep NV	3.869%	3/28/26	9,800	9,606
	ING Groep NV	3.950%	3/29/27	20,413	19,767
	ING Groep NV	6.083%	9/11/27	14,694	14,999
	ING Groep NV	4.017%	3/28/28	4,830	4,705
	ING Groep NV	4.550%	10/2/28	13,530	13,359
	ING Groep NV	4.050%	4/9/29	3,970	3,837
	ING Groep NV	2.727%	4/1/32	5,396	4,631
	ING Groep NV	4.252%	3/28/33	12,463	11,673
	ING Groep NV	6.114%	9/11/34	10,000	10,516
	Intercontinental Exchange Inc.	3.650%	5/23/25	11,155	10,942
	Intercontinental Exchange Inc.	3.750%	12/1/25	16,728	16,436
	Intercontinental Exchange Inc.	3.100%	9/15/27	5,351	5,099
	Intercontinental Exchange Inc.	4.000%	9/15/27	8,015	7,874

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	3.750%	9/21/28	8,522	8,284
	Intercontinental Exchange Inc.	4.350%	6/15/29	7,035	7,007
	Intercontinental Exchange Inc.	2.100%	6/15/30	22,261	19,236
	Intercontinental Exchange Inc.	1.850%	9/15/32	36,446	29,244
	Intercontinental Exchange Inc.	4.600%	3/15/33	24,848	24,802
	Intercontinental Exchange Inc.	2.650%	9/15/40	11,201	8,360
	Intercontinental Exchange Inc.	4.250%	9/21/48	14,829	13,311
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,120	13,687
	Intercontinental Exchange Inc.	4.950%	6/15/52	19,600	19,606
	Intercontinental Exchange Inc.	3.000%	9/15/60	28,124	19,041
	Intercontinental Exchange Inc.	5.200%	6/15/62	11,362	11,631
	Invesco Finance plc	3.750%	1/15/26	2,406	2,343
	Invesco Finance plc	5.375%	11/30/43	11,417	11,319
	Jackson Financial Inc.	3.125%	11/23/31	6,422	5,393
	Jackson Financial Inc.	4.000%	11/23/51	7,789	5,541
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	3,625	3,585
	Jefferies Financial Group Inc.	4.850%	1/15/27	7,381	7,350
	Jefferies Financial Group Inc.	6.450%	6/8/27	2,535	2,634
	Jefferies Financial Group Inc.	5.875%	7/21/28	6,465	6,630
	Jefferies Financial Group Inc.	4.150%	1/23/30	22,388	21,028
	Jefferies Financial Group Inc.	2.750%	10/15/32	1,344	1,103
	Jefferies Financial Group Inc.	6.250%	1/15/36	4,377	4,602
	Jefferies Financial Group Inc.	6.500%	1/20/43	6,054	6,387
	JPMorgan Chase & Co.	3.875%	2/1/24	24,242	24,205
	JPMorgan Chase & Co.	3.125%	1/23/25	28,038	27,461
	JPMorgan Chase & Co.	3.900%	7/15/25	52,469	51,707
	JPMorgan Chase & Co.	1.561%	12/10/25	29,218	28,131
	JPMorgan Chase & Co.	5.546%	12/15/25	23,099	23,118
	JPMorgan Chase & Co.	2.595%	2/24/26	29,101	28,187
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	3,646	3,503
	JPMorgan Chase & Co.	3.300%	4/1/26	62,713	60,672
[5]	JPMorgan Chase & Co.	2.083%	4/22/26	9,123	8,743
	JPMorgan Chase & Co.	4.080%	4/26/26	22,120	21,768
	JPMorgan Chase & Co.	3.200%	6/15/26	59,533	57,461
	JPMorgan Chase & Co.	2.950%	10/1/26	58,842	56,108
	JPMorgan Chase & Co.	7.625%	10/15/26	11,653	12,531
	JPMorgan Chase & Co.	1.045%	11/19/26	37,980	35,169
	JPMorgan Chase & Co.	4.125%	12/15/26	19,019	18,651
[5]	JPMorgan Chase & Co.	3.960%	1/29/27	51,646	50,451
	JPMorgan Chase & Co.	1.040%	2/4/27	4,345	3,992
	JPMorgan Chase & Co.	1.578%	4/22/27	7,562	6,978
	JPMorgan Chase & Co.	8.000%	4/29/27	14,583	16,119
	JPMorgan Chase & Co.	1.470%	9/22/27	21,114	19,127
	JPMorgan Chase & Co.	4.250%	10/1/27	19,027	18,819
	JPMorgan Chase & Co.	3.625%	12/1/27	17,561	16,837
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	81,674	78,873
	JPMorgan Chase & Co.	2.947%	2/24/28	4,805	4,521
	JPMorgan Chase & Co.	4.323%	4/26/28	25,740	25,313
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	28,360	27,083
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	13,836	12,641
	JPMorgan Chase & Co.	4.851%	7/25/28	18,921	18,923
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	48,548	45,960
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	37,343	35,940
	JPMorgan Chase & Co.	2.069%	6/1/29	36,045	31,957
[5]	JPMorgan Chase & Co.	4.203%	7/23/29	37,784	36,706
	JPMorgan Chase & Co.	5.299%	7/24/29	42,095	42,714
	JPMorgan Chase & Co.	6.087%	10/23/29	17,807	18,731
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	26,414	25,894
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	32,629	30,689
	JPMorgan Chase & Co.	4.565%	6/14/30	1,237	1,210
[5]	JPMorgan Chase & Co.	8.750%	9/1/30	3,645	4,390
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	79,186	70,416
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	34,645	33,790
[5]	JPMorgan Chase & Co.	2.522%	4/22/31	21,350	18,477
[5]	JPMorgan Chase & Co.	2.956%	5/13/31	47,167	41,490
	JPMorgan Chase & Co.	1.764%	11/19/31	27,715	22,504
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.953%	2/4/32	56,902	46,311
	JPMorgan Chase & Co.	2.580%	4/22/32	65,362	55,318
	JPMorgan Chase & Co.	2.545%	11/8/32	47,893	40,008
	JPMorgan Chase & Co.	2.963%	1/25/33	53,141	45,505
	JPMorgan Chase & Co.	4.586%	4/26/33	9,558	9,216
	JPMorgan Chase & Co.	4.912%	7/25/33	55,805	55,185
	JPMorgan Chase & Co.	5.717%	9/14/33	22,663	23,437
	JPMorgan Chase & Co.	5.350%	6/1/34	52,729	53,585
	JPMorgan Chase & Co.	6.400%	5/15/38	20,260	23,213
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	48,316	42,837
	JPMorgan Chase & Co.	5.500%	10/15/40	16,986	17,693
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	37,184	28,742
	JPMorgan Chase & Co.	5.600%	7/15/41	12,936	13,742
	JPMorgan Chase & Co.	2.525%	11/19/41	33,929	24,062
	JPMorgan Chase & Co.	5.400%	1/6/42	14,041	14,557
	JPMorgan Chase & Co.	3.157%	4/22/42	25,845	20,055
	JPMorgan Chase & Co.	5.625%	8/16/43	16,680	17,475
	JPMorgan Chase & Co.	4.850%	2/1/44	7,265	7,127
	JPMorgan Chase & Co.	4.950%	6/1/45	15,908	15,210
[5]	JPMorgan Chase & Co.	4.260%	2/22/48	21,709	19,250
[5]	JPMorgan Chase & Co.	4.032%	7/24/48	31,682	27,011
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	78,182	65,758
[5]	JPMorgan Chase & Co.	3.897%	1/23/49	36,311	30,213
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	43,777	31,497
	JPMorgan Chase & Co.	3.328%	4/22/52	28,700	21,521
	Kemper Corp.	4.350%	2/15/25	2,951	2,888
	Kemper Corp.	2.400%	9/30/30	5,640	4,410
	Kemper Corp.	3.800%	2/23/32	5,175	4,373
[5]	KeyBank NA	3.300%	6/1/25	17,518	16,855
[5]	KeyBank NA	4.150%	8/8/25	9,649	9,363
[5]	KeyBank NA	3.400%	5/20/26	18,606	17,498
[5]	KeyBank NA	5.850%	11/15/27	7,626	7,624
[5]	KeyBank NA	4.390%	12/14/27	2,550	2,395
[5]	KeyBank NA	6.950%	2/1/28	3,898	3,964
[5]	KeyBank NA	4.900%	8/8/32	14,935	13,162
	KeyBank NA	5.000%	1/26/33	17,800	16,632
[5]	KeyCorp	4.150%	10/29/25	12,570	12,264
[5]	KeyCorp	2.250%	4/6/27	1,205	1,085
[5]	KeyCorp	4.100%	4/30/28	14,525	13,667
[5]	KeyCorp	2.550%	10/1/29	17,205	14,607
[5]	KeyCorp	4.789%	6/1/33	5,340	4,908
	Lazard Group LLC	3.750%	2/13/25	3,299	3,229
	Lazard Group LLC	3.625%	3/1/27	14,122	13,316
	Lazard Group LLC	4.500%	9/19/28	7,592	7,382
	Lazard Group LLC	4.375%	3/11/29	4,463	4,342
	Legg Mason Inc.	4.750%	3/15/26	5,201	5,183
	Legg Mason Inc.	5.625%	1/15/44	8,378	8,585
	Lincoln National Corp.	3.625%	12/12/26	11,014	10,699
	Lincoln National Corp.	3.800%	3/1/28	11,346	10,895
	Lincoln National Corp.	3.050%	1/15/30	9,613	8,495
	Lincoln National Corp.	3.400%	1/15/31	4,600	4,121
	Lincoln National Corp.	6.300%	10/9/37	4,329	4,579
	Lincoln National Corp.	7.000%	6/15/40	7,172	8,068
	Lincoln National Corp.	4.350%	3/1/48	2,021	1,615
	Lincoln National Corp.	4.375%	6/15/50	3,192	2,546
	Lloyds Bank plc	3.500%	5/14/25	158	155
	Lloyds Banking Group plc	4.450%	5/8/25	11,324	11,189
	Lloyds Banking Group plc	4.582%	12/10/25	40,505	39,677
[5]	Lloyds Banking Group plc	2.438%	2/5/26	4,055	3,914
	Lloyds Banking Group plc	3.511%	3/18/26	9,921	9,686
	Lloyds Banking Group plc	4.650%	3/24/26	13,538	13,303
	Lloyds Banking Group plc	4.716%	8/11/26	5,565	5,493
	Lloyds Banking Group plc	3.750%	1/11/27	30,288	29,102
	Lloyds Banking Group plc	5.985%	8/7/27	20,788	21,165
	Lloyds Banking Group plc	3.750%	3/18/28	3,165	3,030
	Lloyds Banking Group plc	4.375%	3/22/28	38,621	37,770
	Lloyds Banking Group plc	4.550%	8/16/28	18,530	18,248

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Lloyds Banking Group plc	3.574%	11/7/28	48,008	45,172
	Lloyds Banking Group plc	5.871%	3/6/29	7,620	7,811
	Lloyds Banking Group plc	4.976%	8/11/33	35,975	35,110
	Lloyds Banking Group plc	7.953%	11/15/33	7,415	8,506
	Lloyds Banking Group plc	5.300%	12/1/45	5,812	5,563
	Lloyds Banking Group plc	3.369%	12/14/46	11,820	8,231
	Lloyds Banking Group plc	4.344%	1/9/48	12,324	9,910
	Loews Corp.	3.750%	4/1/26	530	517
	Loews Corp.	3.200%	5/15/30	9,220	8,446
	Loews Corp.	6.000%	2/1/35	6,143	6,695
	Loews Corp.	4.125%	5/15/43	6,987	6,190
	LPL Holdings Inc.	6.750%	11/17/28	6,150	6,549
	M&T Bank Corp.	4.553%	8/16/28	14,210	13,706
	M&T Bank Corp.	7.413%	10/30/29	9,255	9,968
	M&T Bank Corp.	5.053%	1/27/34	14,985	14,197
	Main Street Capital Corp.	3.000%	7/14/26	8,135	7,422
[5]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	14,012	13,569
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,707	6,679
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	7,799	7,634
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	4,682	4,335
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	14,363	13,963
	Manulife Financial Corp.	4.150%	3/4/26	17,840	17,627
[5]	Manulife Financial Corp.	4.061%	2/24/32	10,400	9,833
	Manulife Financial Corp.	3.703%	3/16/32	6,365	5,971
	Manulife Financial Corp.	5.375%	3/4/46	10,728	10,918
	Markel Group Inc.	3.500%	11/1/27	6,995	6,660
	Markel Group Inc.	3.350%	9/17/29	3,891	3,566
	Markel Group Inc.	5.000%	4/5/46	6,438	5,845
	Markel Group Inc.	4.300%	11/1/47	5,483	4,473
	Markel Group Inc.	5.000%	5/20/49	5,081	4,711
	Markel Group Inc.	4.150%	9/17/50	6,850	5,569
	Markel Group Inc.	3.450%	5/7/52	4,970	3,552
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	13,550	13,309
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	7,839	7,690
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	17,438	17,366
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	10,045	8,678
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	4,423	4,765
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	5,199	5,677
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	7,850	8,286
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	22,883	22,274
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	5,813	5,217
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	6,040	5,277
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	12,645	12,230
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	545	367
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	4,000	4,622
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	3,640	3,811
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	13,135	14,274
	Mastercard Inc.	2.000%	3/3/25	14,477	14,034
	Mastercard Inc.	2.950%	11/21/26	24,365	23,489
	Mastercard Inc.	3.300%	3/26/27	18,620	18,060
	Mastercard Inc.	3.500%	2/26/28	6,752	6,597
	Mastercard Inc.	4.875%	3/9/28	8,680	8,957
	Mastercard Inc.	2.950%	6/1/29	16,604	15,632
	Mastercard Inc.	3.350%	3/26/30	21,913	20,891
	Mastercard Inc.	1.900%	3/15/31	5,431	4,642
	Mastercard Inc.	2.000%	11/18/31	10,329	8,726
	Mastercard Inc.	3.800%	11/21/46	9,593	8,408
	Mastercard Inc.	3.950%	2/26/48	9,253	8,296
	Mastercard Inc.	3.650%	6/1/49	13,376	11,316
	Mastercard Inc.	3.850%	3/26/50	23,195	20,320
	Mastercard Inc.	2.950%	3/15/51	8,323	6,179
	Mercury General Corp.	4.400%	3/15/27	4,945	4,733
	MetLife Inc.	3.000%	3/1/25	15,520	15,178
	MetLife Inc.	3.600%	11/13/25	9,432	9,280
	MetLife Inc.	4.550%	3/23/30	22,518	22,670
	MetLife Inc.	5.375%	7/15/33	16,692	17,413
	MetLife Inc.	6.375%	6/15/34	4,757	5,341
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	MetLife Inc.	6.400%	12/15/36	8,922	9,202
[5]	MetLife Inc.	10.750%	8/1/39	1,035	1,399
	MetLife Inc.	5.875%	2/6/41	23,189	25,342
	MetLife Inc.	4.125%	8/13/42	11,438	10,155
	MetLife Inc.	4.875%	11/13/43	12,143	11,846
	MetLife Inc.	4.721%	12/15/44	12,915	12,140
	MetLife Inc.	4.050%	3/1/45	9,188	7,994
	MetLife Inc.	4.600%	5/13/46	2,018	1,922
	MetLife Inc.	5.000%	7/15/52	18,950	18,838
	MetLife Inc.	5.250%	1/15/54	12,535	12,901
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	24,514	23,683
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	37,288	36,673
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	18,404	17,382
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	22,281	22,375
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	4,480	4,394
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,760	6,778
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	17,268	16,296
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	58,511	56,732
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	12,756	11,659
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	26,858	25,611
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	23,646	21,861
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	17,164	16,713
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	11,815	11,492
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	13,361	13,375
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	7,025	6,829
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	13,042	13,231
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	9,387	9,559
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	22,303	21,301
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	26,640	27,002
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	25,694	23,623
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	33,733	29,544
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	10,620	8,916
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	28,991	24,070
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	8,861	7,446
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	21,050	18,047
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	8,475	8,094
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	5,775	5,867
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	15,495	16,002
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	37,659	38,818
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	3,644	3,429

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	4,120	3,790
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	21,982	19,266
[5]	Mizuho Financial Group Inc.	2.226%	5/25/26	2,782	2,659
	Mizuho Financial Group Inc.	3.663%	2/28/27	2,848	2,740
	Mizuho Financial Group Inc.	1.234%	5/22/27	24,843	22,638
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,533	9,629
	Mizuho Financial Group Inc.	4.018%	3/5/28	21,346	20,717
	Mizuho Financial Group Inc.	5.667%	5/27/29	10,420	10,661
	Mizuho Financial Group Inc.	5.778%	7/6/29	10,205	10,504
[5]	Mizuho Financial Group Inc.	4.254%	9/11/29	17,600	17,010
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	32,520	29,296
[5]	Mizuho Financial Group Inc.	2.869%	9/13/30	5,908	5,226
[5]	Mizuho Financial Group Inc.	2.201%	7/10/31	6,247	5,207
[5]	Mizuho Financial Group Inc.	1.979%	9/8/31	2,106	1,721
	Mizuho Financial Group Inc.	2.564%	9/13/31	12,440	10,130
	Mizuho Financial Group Inc.	2.172%	5/22/32	25,440	20,686
	Mizuho Financial Group Inc.	5.748%	7/6/34	41,015	42,526
[5]	Morgan Stanley	4.000%	7/23/25	60,090	59,237
	Morgan Stanley	5.000%	11/24/25	31,104	31,063
[5]	Morgan Stanley	3.875%	1/27/26	35,530	34,809
[5]	Morgan Stanley	2.630%	2/18/26	12,755	12,346
[5]	Morgan Stanley	2.188%	4/28/26	15,257	14,653
	Morgan Stanley	4.679%	7/17/26	7,643	7,572
[5]	Morgan Stanley	3.125%	7/27/26	40,134	38,420
[5]	Morgan Stanley	6.250%	8/9/26	21,293	21,954
[5]	Morgan Stanley	4.350%	9/8/26	54,460	53,480
	Morgan Stanley	6.138%	10/16/26	19,080	19,428
	Morgan Stanley	0.985%	12/10/26	16,753	15,418
	Morgan Stanley	3.625%	1/20/27	42,575	41,298
	Morgan Stanley	5.050%	1/28/27	37,801	37,833
	Morgan Stanley	3.950%	4/23/27	55,459	53,828
	Morgan Stanley	1.593%	5/4/27	58,909	54,264
[5]	Morgan Stanley	1.512%	7/20/27	23,689	21,646
	Morgan Stanley	2.475%	1/21/28	12,966	12,034
	Morgan Stanley	4.210%	4/20/28	23,475	22,935
[5]	Morgan Stanley	3.591%	7/22/28	57,908	55,267
	Morgan Stanley	6.296%	10/18/28	23,092	24,211
[5]	Morgan Stanley	3.772%	1/24/29	17,132	16,336
	Morgan Stanley	5.123%	2/1/29	41,483	41,649
[5]	Morgan Stanley	5.164%	4/20/29	33,246	33,401
	Morgan Stanley	5.449%	7/20/29	31,538	32,135
	Morgan Stanley	6.407%	11/1/29	22,050	23,385
[5]	Morgan Stanley	4.431%	1/23/30	36,138	35,203
[5]	Morgan Stanley	2.699%	1/22/31	67,145	58,817
[5]	Morgan Stanley	3.622%	4/1/31	52,570	48,442
[5]	Morgan Stanley	1.794%	2/13/32	62,080	49,534
	Morgan Stanley	7.250%	4/1/32	19,980	23,557
[5]	Morgan Stanley	1.928%	4/28/32	27,741	22,290
[5]	Morgan Stanley	2.239%	7/21/32	64,468	52,678
[5]	Morgan Stanley	2.511%	10/20/32	17,860	14,813
	Morgan Stanley	2.943%	1/21/33	36,887	31,352
	Morgan Stanley	4.889%	7/20/33	10,236	9,983
	Morgan Stanley	6.342%	10/18/33	41,335	44,525
[5]	Morgan Stanley	5.250%	4/21/34	23,965	23,940
[5]	Morgan Stanley	5.424%	7/21/34	11,115	11,270
	Morgan Stanley	6.627%	11/1/34	30,110	33,360
	Morgan Stanley	2.484%	9/16/36	31,796	25,239
	Morgan Stanley	5.297%	4/20/37	19,245	18,711
	Morgan Stanley	5.948%	1/19/38	21,868	22,143
[5]	Morgan Stanley	3.971%	7/22/38	23,264	20,396
[5]	Morgan Stanley	4.457%	4/22/39	29,252	26,969
	Morgan Stanley	3.217%	4/22/42	11,232	8,674
	Morgan Stanley	6.375%	7/24/42	36,958	42,805
	Morgan Stanley	4.300%	1/27/45	50,605	45,703
	Morgan Stanley	4.375%	1/22/47	11,016	9,929
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley	5.597%	3/24/51	19,976	21,577
[5]	Morgan Stanley	2.802%	1/25/52	32,695	21,811
	Morgan Stanley Bank NA	5.479%	7/16/25	14,190	14,317
[5]	Morgan Stanley Bank NA	4.754%	4/21/26	22,750	22,737
[5]	Morgan Stanley Bank NA	5.882%	10/30/26	20,416	21,025
[5]	Munich Re America Corp.	7.450%	12/15/26	2,450	2,639
	Nasdaq Inc.	3.850%	6/30/26	9,795	9,555
	Nasdaq Inc.	5.350%	6/28/28	12,920	13,304
	Nasdaq Inc.	1.650%	1/15/31	9,750	7,916
	Nasdaq Inc.	5.550%	2/15/34	10,084	10,495
	Nasdaq Inc.	2.500%	12/21/40	10,070	6,998
	Nasdaq Inc.	3.250%	4/28/50	8,936	6,322
	Nasdaq Inc.	3.950%	3/7/52	6,067	4,812
	Nasdaq Inc.	5.950%	8/15/53	9,750	10,499
	Nasdaq Inc.	6.100%	6/28/63	9,910	10,757
	National Australia Bank Ltd.	5.200%	5/13/25	16,660	16,743
	National Australia Bank Ltd.	3.375%	1/14/26	10,291	10,029
[5]	National Australia Bank Ltd.	2.500%	7/12/26	26,638	25,281
	National Australia Bank Ltd.	4.900%	6/13/28	21,410	21,623
	National Bank of Canada	5.250%	1/17/25	20,720	20,711
	National Bank of Canada	5.600%	12/18/28	10,000	10,263
[5]	Nationwide Financial Services Inc.	6.750%	5/15/37	2,762	2,693
	NatWest Group plc	4.800%	4/5/26	9,998	9,914
	NatWest Group plc	7.472%	11/10/26	8,620	8,920
	NatWest Group plc	5.847%	3/2/27	10,910	11,010
	NatWest Group plc	1.642%	6/14/27	11,595	10,588
[5]	NatWest Group plc	3.073%	5/22/28	29,494	27,402
	NatWest Group plc	5.516%	9/30/28	5,945	5,985
[5]	NatWest Group plc	4.892%	5/18/29	42,779	42,049
	NatWest Group plc	5.808%	9/13/29	11,375	11,674
[5]	NatWest Group plc	5.076%	1/27/30	47,131	46,501
[5]	NatWest Group plc	4.445%	5/8/30	8,848	8,465
	NatWest Group plc	6.016%	3/2/34	9,115	9,585
[5]	NatWest Group plc	3.032%	11/28/35	22,118	18,402
	Nomura Holdings Inc.	2.648%	1/16/25	11,097	10,763
	Nomura Holdings Inc.	5.099%	7/3/25	5,805	5,769
	Nomura Holdings Inc.	1.851%	7/16/25	20,571	19,462
	Nomura Holdings Inc.	1.653%	7/14/26	17,685	16,167
	Nomura Holdings Inc.	2.329%	1/22/27	16,020	14,694
	Nomura Holdings Inc.	5.386%	7/6/27	16,540	16,595
	Nomura Holdings Inc.	6.070%	7/12/28	8,325	8,602
	Nomura Holdings Inc.	2.172%	7/14/28	12,262	10,772
	Nomura Holdings Inc.	5.605%	7/6/29	10,400	10,631
	Nomura Holdings Inc.	3.103%	1/16/30	47,153	41,689
	Nomura Holdings Inc.	2.679%	7/16/30	4,900	4,174
	Nomura Holdings Inc.	2.608%	7/14/31	7,830	6,497
	Northern Trust Corp.	3.950%	10/30/25	13,612	13,394
	Northern Trust Corp.	3.650%	8/3/28	7,927	7,684
	Northern Trust Corp.	3.150%	5/3/29	11,469	10,813
	Northern Trust Corp.	1.950%	5/1/30	5,758	4,961
[5]	Northern Trust Corp.	3.375%	5/8/32	17,024	15,746
	Northern Trust Corp.	6.125%	11/2/32	9,602	10,311
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	3,885	3,745
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	9,393	8,404
[7]	Oaktree Strategic Credit Fund	8.400%	11/14/28	2,860	3,019
	Old Republic International Corp.	3.875%	8/26/26	6,540	6,301
	Old Republic International Corp.	3.850%	6/11/51	9,875	7,246
	ORIX Corp.	3.250%	12/4/24	7,907	7,747
	ORIX Corp.	3.700%	7/18/27	12,340	11,880
	ORIX Corp.	2.250%	3/9/31	10,643	9,073
	PartnerRe Finance B LLC	3.700%	7/2/29	8,209	7,766
	PartnerRe Finance B LLC	4.500%	10/1/50	4,429	3,812
[5]	PNC Bank NA	2.950%	2/23/25	14,595	14,208
[5]	PNC Bank NA	3.875%	4/10/25	4,661	4,565
[5]	PNC Bank NA	3.250%	6/1/25	28,684	27,932
[5]	PNC Bank NA	4.200%	11/1/25	7,815	7,663

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	PNC Bank NA	3.100%	10/25/27	12,919	12,124
[5]	PNC Bank NA	3.250%	1/22/28	12,510	11,770
[5]	PNC Bank NA	4.050%	7/26/28	21,941	21,137
[5]	PNC Bank NA	2.700%	10/22/29	13,293	11,677
	PNC Financial Services Group Inc.	5.812%	6/12/26	11,175	11,254
	PNC Financial Services Group Inc.	2.600%	7/23/26	8,416	7,977
	PNC Financial Services Group Inc.	4.758%	1/26/27	23,088	22,905
	PNC Financial Services Group Inc.	3.150%	5/19/27	14,785	14,017
	PNC Financial Services Group Inc.	6.615%	10/20/27	9,560	9,921
	PNC Financial Services Group Inc.	3.450%	4/23/29	40,555	38,429
	PNC Financial Services Group Inc.	5.582%	6/12/29	19,281	19,667
	PNC Financial Services Group Inc.	2.550%	1/22/30	29,187	25,539
	PNC Financial Services Group Inc.	2.307%	4/23/32	6,450	5,392
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,319	21,247
	PNC Financial Services Group Inc.	5.068%	1/24/34	12,325	12,053
	PNC Financial Services Group Inc.	5.939%	8/18/34	10,623	11,072
	PNC Financial Services Group Inc.	6.875%	10/20/34	30,645	34,032
	Primerica Inc.	2.800%	11/19/31	7,419	6,277
	Principal Financial Group Inc.	3.400%	5/15/25	14,024	13,703
	Principal Financial Group Inc.	3.100%	11/15/26	10,719	10,222
	Principal Financial Group Inc.	2.125%	6/15/30	15,657	13,228
	Principal Financial Group Inc.	5.375%	3/15/33	2,630	2,697
	Principal Financial Group Inc.	6.050%	10/15/36	888	954
	Principal Financial Group Inc.	4.625%	9/15/42	5,793	5,295
	Principal Financial Group Inc.	4.350%	5/15/43	5,815	5,140
	Principal Financial Group Inc.	4.300%	11/15/46	8,216	6,969
	Principal Financial Group Inc.	5.500%	3/15/53	4,115	4,153
	Private Export Funding Corp.	3.900%	10/15/27	4,900	4,852
	Progressive Corp.	2.450%	1/15/27	8,674	8,144
	Progressive Corp.	4.000%	3/1/29	7,243	7,146
	Progressive Corp.	6.625%	3/1/29	5,855	6,417
	Progressive Corp.	3.200%	3/26/30	8,891	8,229
	Progressive Corp.	6.250%	12/1/32	1,483	1,652
	Progressive Corp.	4.950%	6/15/33	5,425	5,563
	Progressive Corp.	4.350%	4/25/44	3,815	3,399
	Progressive Corp.	4.125%	4/15/47	16,129	14,235
	Progressive Corp.	4.200%	3/15/48	6,537	5,828
	Progressive Corp.	3.950%	3/26/50	8,555	7,256
	Progressive Corp.	3.700%	3/15/52	7,285	5,912
	Prospect Capital Corp.	3.706%	1/22/26	7,091	6,652
	Prospect Capital Corp.	3.364%	11/15/26	3,915	3,521
[5]	Prudential Financial Inc.	3.878%	3/27/28	5,035	4,910
[5]	Prudential Financial Inc.	2.100%	3/10/30	3,791	3,320
[5]	Prudential Financial Inc.	5.750%	7/15/33	1,235	1,348
[5]	Prudential Financial Inc.	5.700%	12/14/36	9,588	10,374
[5]	Prudential Financial Inc.	6.625%	12/1/37	5,966	6,877
[5]	Prudential Financial Inc.	3.000%	3/10/40	5,617	4,369
[5]	Prudential Financial Inc.	6.625%	6/21/40	5,366	6,109
[5]	Prudential Financial Inc.	5.100%	8/15/43	3,450	3,254
[5]	Prudential Financial Inc.	4.600%	5/15/44	5,472	5,101
[5]	Prudential Financial Inc.	5.375%	5/15/45	16,806	16,606
[5]	Prudential Financial Inc.	4.500%	9/15/47	10,030	9,370
	Prudential Financial Inc.	3.905%	12/7/47	36,513	29,934
[5]	Prudential Financial Inc.	5.700%	9/15/48	8,880	8,637
	Prudential Financial Inc.	3.935%	12/7/49	27,715	22,862
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Prudential Financial Inc.	3.700%	10/1/50	12,870	11,149
[5]	Prudential Financial Inc.	3.700%	3/13/51	12,514	9,928
	Prudential Financial Inc.	5.125%	3/1/52	8,437	7,926
	Prudential Financial Inc.	6.000%	9/1/52	6,962	6,942
	Prudential Financial Inc.	6.750%	3/1/53	3,242	3,385
	Prudential Funding Asia plc	3.125%	4/14/30	13,339	11,991
	Prudential Funding Asia plc	3.625%	3/24/32	2,705	2,433
	Raymond James Financial Inc.	4.650%	4/1/30	17,231	17,348
	Raymond James Financial Inc.	4.950%	7/15/46	20,347	19,010
	Raymond James Financial Inc.	3.750%	4/1/51	11,335	8,557
[5]	Regions Bank	6.450%	6/26/37	5,797	5,896
	Regions Financial Corp.	2.250%	5/18/25	10,384	9,899
	Regions Financial Corp.	1.800%	8/12/28	8,357	7,159
	Regions Financial Corp.	7.375%	12/10/37	5,493	6,239
	Reinsurance Group of America Inc.	3.950%	9/15/26	5,339	5,174
	Reinsurance Group of America Inc.	3.900%	5/15/29	14,889	14,188
	Reinsurance Group of America Inc.	3.150%	6/15/30	3,800	3,415
	Reinsurance Group of America Inc.	6.000%	9/15/33	5,185	5,438
	RenaissanceRe Finance Inc.	3.700%	4/1/25	6,357	6,207
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,850	4,577
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	2,010	1,866
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	9,643	9,751
[5]	Royal Bank of Canada	1.600%	1/21/25	5,885	5,671
	Royal Bank of Canada	3.375%	4/14/25	21,535	21,115
[5]	Royal Bank of Canada	4.950%	4/25/25	17,144	17,152
[5]	Royal Bank of Canada	1.150%	6/10/25	27,709	26,275
[5]	Royal Bank of Canada	4.875%	1/12/26	7,485	7,506
[5]	Royal Bank of Canada	0.875%	1/20/26	15,851	14,699
[5]	Royal Bank of Canada	4.650%	1/27/26	13,980	13,866
	Royal Bank of Canada	1.200%	4/27/26	13,528	12,493
[5]	Royal Bank of Canada	1.150%	7/14/26	25,517	23,341
[5]	Royal Bank of Canada	1.400%	11/2/26	26,091	23,871
[5]	Royal Bank of Canada	2.050%	1/21/27	4,269	3,963
	Royal Bank of Canada	3.625%	5/4/27	15,790	15,253
[5]	Royal Bank of Canada	4.240%	8/3/27	7,650	7,567
[5]	Royal Bank of Canada	6.000%	11/1/27	23,093	24,204
[5]	Royal Bank of Canada	4.900%	1/12/28	13,005	13,156
[5]	Royal Bank of Canada	2.300%	11/3/31	36,961	31,183
	Royal Bank of Canada	3.875%	5/4/32	9,699	9,140
[5]	Royal Bank of Canada	5.000%	2/1/33	41,316	42,027
[5]	Royal Bank of Canada	5.000%	5/2/33	12,570	12,809
	Santander Holdings USA Inc.	4.500%	7/17/25	28,475	28,167
	Santander Holdings USA Inc.	3.244%	10/5/26	54,855	51,976
	Santander Holdings USA Inc.	4.400%	7/13/27	30,963	30,083
	Santander Holdings USA Inc.	6.499%	3/9/29	6,660	6,889
	Santander Holdings USA Inc.	7.660%	11/9/31	8,600	9,309
[5]	Santander UK Group Holdings plc	1.532%	8/21/26	20,960	19,555
	Santander UK Group Holdings plc	6.833%	11/21/26	12,375	12,613
[5]	Santander UK Group Holdings plc	3.823%	11/3/28	4,971	4,671
	Santander UK Group Holdings plc	6.534%	1/10/29	30,499	31,595
	Santander UK Group Holdings plc	2.896%	3/15/32	15,928	13,677
	Selective Insurance Group Inc.	5.375%	3/1/49	3,895	3,768
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	3,920	4,044
[7]	Societe Generale SA	3.000%	1/22/30	1,000	869
	State Street Corp.	3.300%	12/16/24	3,508	3,452
	State Street Corp.	3.550%	8/18/25	28,005	27,492
	State Street Corp.	2.901%	3/30/26	11,445	11,115
	State Street Corp.	5.104%	5/18/26	9,675	9,681
	State Street Corp.	2.650%	5/19/26	14,925	14,257
	State Street Corp.	5.272%	8/3/26	17,005	17,243
	State Street Corp.	5.751%	11/4/26	18,775	19,005
	State Street Corp.	5.684%	11/21/29	13,475	13,941
[5]	State Street Corp.	4.141%	12/3/29	6,395	6,212

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	2.400%	1/24/30	17,421	15,559
	State Street Corp.	2.200%	3/3/31	9,087	7,572
	State Street Corp.	3.152%	3/30/31	2,248	2,025
	State Street Corp.	4.821%	1/26/34	24,510	24,125
	State Street Corp.	5.159%	5/18/34	10,445	10,532
[5]	State Street Corp.	3.031%	11/1/34	32,575	29,216
	State Street Corp.	6.123%	11/21/34	6,500	6,906
	Stewart Information Services Corp.	3.600%	11/15/31	5,860	4,563
	Stifel Financial Corp.	4.000%	5/15/30	3,615	3,287
[5]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	3,280	3,207
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	8,888	8,626
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	36,550	34,592
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	16,796	15,476
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	20,298	20,465
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	29,376	28,643
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	15,036	15,381
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	16,494	15,639
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	17,975	16,362
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	20,252	19,289
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	12,002	11,534
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	4,290	3,968
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,008	14,277
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	20,638	21,127
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	16,030	15,257
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	31,230	30,124
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	45,981	40,251
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	13,293	12,947
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	24,142	22,048
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	7,158	6,509
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	15,240	13,538
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	16,770	17,426
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	40,877	36,164
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	5,706	4,810
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	950	789
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	7,172	5,793
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	7,445	6,147
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	22,140	23,385
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	27,095	28,697
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	10,430	11,107
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	6,268	4,335
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	3,404	2,547
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	14,317	15,950
	Synchrony Financial	4.875%	6/13/25	12,000	11,792
	Synchrony Financial	4.500%	7/23/25	25,622	25,033
	Synchrony Financial	3.700%	8/4/26	10,854	10,195
	Synchrony Financial	3.950%	12/1/27	8,872	8,310
	Synchrony Financial	5.150%	3/19/29	8,716	8,465
	Synovus Bank	5.625%	2/15/28	6,361	6,122
[5]	Toronto-Dominion Bank	3.250%	3/11/24	59,598	59,331
	Toronto-Dominion Bank	1.250%	12/13/24	3,570	3,439
[5]	Toronto-Dominion Bank	1.450%	1/10/25	10,696	10,305
	Toronto-Dominion Bank	3.766%	6/6/25	8,312	8,177
[5]	Toronto-Dominion Bank	1.150%	6/12/25	14,619	13,841
[5]	Toronto-Dominion Bank	0.750%	9/11/25	12,563	11,725
[5]	Toronto-Dominion Bank	0.750%	1/6/26	4,115	3,801
[5]	Toronto-Dominion Bank	1.200%	6/3/26	16,935	15,548
[5]	Toronto-Dominion Bank	5.532%	7/17/26	7,065	7,201
[5]	Toronto-Dominion Bank	1.250%	9/10/26	13,000	11,878
[5]	Toronto-Dominion Bank	1.950%	1/12/27	11,315	10,464
[5]	Toronto-Dominion Bank	2.800%	3/10/27	17,241	16,282
	Toronto-Dominion Bank	4.108%	6/8/27	19,871	19,521
[5]	Toronto-Dominion Bank	4.693%	9/15/27	29,885	29,892
	Toronto-Dominion Bank	5.156%	1/10/28	29,238	29,762
[5]	Toronto-Dominion Bank	5.523%	7/17/28	7,765	7,995
[5]	Toronto-Dominion Bank	3.625%	9/15/31	6,006	5,770
[5]	Toronto-Dominion Bank	2.450%	1/12/32	7,513	6,305
[5]	Toronto-Dominion Bank	3.200%	3/10/32	49,147	43,535
	Toronto-Dominion Bank	4.456%	6/8/32	27,720	26,936
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,588	5,964
	Travelers Cos. Inc.	6.750%	6/20/36	2,523	2,973
[5]	Travelers Cos. Inc.	6.250%	6/15/37	12,217	13,864
	Travelers Cos. Inc.	5.350%	11/1/40	6,453	6,748
	Travelers Cos. Inc.	4.600%	8/1/43	8,530	8,151
	Travelers Cos. Inc.	4.300%	8/25/45	4,152	3,717
	Travelers Cos. Inc.	3.750%	5/15/46	8,475	7,006
	Travelers Cos. Inc.	4.000%	5/30/47	5,710	4,916
	Travelers Cos. Inc.	4.050%	3/7/48	1,078	942
	Travelers Cos. Inc.	4.100%	3/4/49	7,531	6,559
	Travelers Cos. Inc.	2.550%	4/27/50	8,620	5,702
	Travelers Cos. Inc.	3.050%	6/8/51	8,782	6,479
	Travelers Cos. Inc.	5.450%	5/25/53	9,884	10,688
	Travelers Property Casualty Corp.	6.375%	3/15/33	4,539	5,192
	Trinity Acquisition plc	4.400%	3/15/26	7,771	7,676
[5]	Truist Bank	2.150%	12/6/24	13,426	13,035
[5]	Truist Bank	1.500%	3/10/25	16,265	15,538
[5]	Truist Bank	3.625%	9/16/25	24,084	23,315
[5]	Truist Bank	4.050%	11/3/25	2,630	2,587
[5]	Truist Bank	3.300%	5/15/26	16,651	15,883
[5]	Truist Bank	3.800%	10/30/26	5,459	5,222
[5]	Truist Bank	2.636%	9/17/29	5,726	5,329
[5]	Truist Bank	2.250%	3/11/30	5,579	4,628
	Truist Financial Corp.	4.000%	5/1/25	10,098	9,925
[5]	Truist Financial Corp.	3.700%	6/5/25	15,650	15,306
[5]	Truist Financial Corp.	1.200%	8/5/25	5,040	4,732
[5]	Truist Financial Corp.	5.900%	10/28/26	23,086	23,315
[5]	Truist Financial Corp.	1.267%	3/2/27	18,312	16,779
[5]	Truist Financial Corp.	6.047%	6/8/27	20,300	20,664
[5]	Truist Financial Corp.	1.125%	8/3/27	12,689	11,123
[5]	Truist Financial Corp.	4.873%	1/26/29	16,330	16,122
[5]	Truist Financial Corp.	3.875%	3/19/29	18,555	17,372
[5]	Truist Financial Corp.	1.887%	6/7/29	12,380	10,699
[5]	Truist Financial Corp.	7.161%	10/30/29	8,790	9,485
[5]	Truist Financial Corp.	1.950%	6/5/30	9,528	7,961

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Truist Financial Corp.	4.916%	7/28/33	13,405	12,526
[5]	Truist Financial Corp.	6.123%	10/28/33	15,500	16,070
[5]	Truist Financial Corp.	5.122%	1/26/34	35,465	34,339
[5]	Truist Financial Corp.	5.867%	6/8/34	7,195	7,342
	UBS AG	5.800%	9/11/25	13,555	13,715
	UBS AG	5.650%	9/11/28	20,205	20,958
	UBS Group AG	3.750%	3/26/25	66,983	65,618
	UBS Group AG	4.550%	4/17/26	16,238	16,019
[7]	UBS Group AG	4.282%	1/9/28	250	242
[7]	UBS Group AG	4.194%	4/1/31	3,250	3,029
	UBS Group AG	4.875%	5/15/45	29,475	28,080
	Unum Group	3.875%	11/5/25	175	170
	Unum Group	4.000%	6/15/29	3,250	3,083
	Unum Group	5.750%	8/15/42	6,798	6,625
	Unum Group	4.500%	12/15/49	8,336	6,600
	Unum Group	4.125%	6/15/51	9,650	7,217
	US Bancorp	1.450%	5/12/25	3,947	3,761
[5]	US Bancorp	3.950%	11/17/25	5,022	4,944
[5]	US Bancorp	3.100%	4/27/26	13,009	12,472
[5]	US Bancorp	2.375%	7/22/26	25,096	23,566
	US Bancorp	5.727%	10/21/26	15,250	15,350
[5]	US Bancorp	3.150%	4/27/27	17,553	16,698
	US Bancorp	6.787%	10/26/27	9,845	10,276
[5]	US Bancorp	3.900%	4/26/28	6,877	6,649
[5]	US Bancorp	4.548%	7/22/28	30,165	29,732
	US Bancorp	4.653%	2/1/29	25,960	25,541
	US Bancorp	5.775%	6/12/29	19,820	20,358
[5]	US Bancorp	3.000%	7/30/29	16,183	14,646
[5]	US Bancorp	1.375%	7/22/30	16,748	13,510
[5]	US Bancorp	2.677%	1/27/33	9,570	7,990
[5]	US Bancorp	4.967%	7/22/33	23,450	22,255
	US Bancorp	5.850%	10/21/33	8,140	8,401
	US Bancorp	4.839%	2/1/34	49,290	47,275
	US Bancorp	5.836%	6/12/34	23,445	24,198
	US Bancorp	2.491%	11/3/36	17,075	13,373
[5]	US Bank NA	2.050%	1/21/25	18,873	18,255
[5]	US Bank NA	2.800%	1/27/25	20,901	20,335
	Visa Inc.	3.150%	12/14/25	53,431	52,134
	Visa Inc.	1.900%	4/15/27	19,928	18,552
	Visa Inc.	0.750%	8/15/27	6,632	5,867
	Visa Inc.	2.750%	9/15/27	23,224	22,113
	Visa Inc.	2.050%	4/15/30	18,191	15,995
	Visa Inc.	1.100%	2/15/31	11,301	9,170
	Visa Inc.	4.150%	12/14/35	20,526	20,127
	Visa Inc.	2.700%	4/15/40	13,908	10,753
	Visa Inc.	4.300%	12/14/45	49,713	46,371
	Visa Inc.	3.650%	9/15/47	11,514	9,707
	Visa Inc.	2.000%	8/15/50	22,145	13,707
	Voya Financial Inc.	3.650%	6/15/26	5,417	5,239
	Voya Financial Inc.	5.700%	7/15/43	10,304	10,193
	Voya Financial Inc.	4.800%	6/15/46	3,179	2,766
[5]	Voya Financial Inc.	4.700%	1/23/48	4,520	3,731
	W R Berkley Corp.	4.000%	5/12/50	6,030	4,820
	W R Berkley Corp.	3.550%	3/30/52	8,755	6,300
	W R Berkley Corp.	3.150%	9/30/61	11,600	7,313
	Wachovia Corp.	6.605%	10/1/25	3,175	3,253
	Wachovia Corp.	5.500%	8/1/35	23,555	23,855
	Wachovia Corp.	6.550%	10/15/35	7,625	8,267
	Webster Financial Corp.	4.100%	3/25/29	3,875	3,578
[5]	Wells Fargo & Co.	3.000%	2/19/25	40,216	39,324
[5]	Wells Fargo & Co.	3.550%	9/29/25	37,007	36,184
[5]	Wells Fargo & Co.	2.164%	2/11/26	32,051	30,863
	Wells Fargo & Co.	3.000%	4/22/26	70,852	67,894
[5]	Wells Fargo & Co.	3.908%	4/25/26	67,812	66,497
[5]	Wells Fargo & Co.	2.188%	4/30/26	9,940	9,527
[5]	Wells Fargo & Co.	4.100%	6/3/26	51,453	50,312
[5]	Wells Fargo & Co.	4.540%	8/15/26	50,325	49,828
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	3.000%	10/23/26	47,327	44,941
[5]	Wells Fargo & Co.	3.196%	6/17/27	17,040	16,292
[5]	Wells Fargo & Co.	4.300%	7/22/27	25,657	25,123
[5]	Wells Fargo & Co.	3.584%	5/22/28	40,610	38,694
[5]	Wells Fargo & Co.	2.393%	6/2/28	38,285	35,063
[5]	Wells Fargo & Co.	4.808%	7/25/28	30,284	30,081
[5]	Wells Fargo & Co.	4.150%	1/24/29	6,185	6,017
[5]	Wells Fargo & Co.	5.574%	7/25/29	46,889	47,870
	Wells Fargo & Co.	6.303%	10/23/29	36,430	38,430
[5]	Wells Fargo & Co.	2.879%	10/30/30	103,819	92,250
[5]	Wells Fargo & Co.	2.572%	2/11/31	36,386	31,461
[5]	Wells Fargo & Co.	4.478%	4/4/31	31,406	30,386
[5]	Wells Fargo & Co.	3.350%	3/2/33	3,205	2,803
[5]	Wells Fargo & Co.	4.897%	7/25/33	70,640	68,861
	Wells Fargo & Co.	5.389%	4/24/34	63,138	63,363
[5]	Wells Fargo & Co.	5.557%	7/25/34	53,665	54,688
	Wells Fargo & Co.	5.375%	2/7/35	740	768
[5]	Wells Fargo & Co.	5.950%	12/15/36	3,717	3,793
[5]	Wells Fargo & Co.	3.068%	4/30/41	48,563	36,717
	Wells Fargo & Co.	5.375%	11/2/43	22,259	21,668
	Wells Fargo & Co.	5.606%	1/15/44	23,815	23,759
[5]	Wells Fargo & Co.	4.650%	11/4/44	32,786	28,877
	Wells Fargo & Co.	3.900%	5/1/45	23,484	19,412
[5]	Wells Fargo & Co.	4.900%	11/17/45	40,168	36,638
[5]	Wells Fargo & Co.	4.400%	6/14/46	26,502	22,279
[5]	Wells Fargo & Co.	4.750%	12/7/46	26,236	23,174
[5]	Wells Fargo & Co.	5.013%	4/4/51	77,737	74,149
[5]	Wells Fargo & Co.	4.611%	4/25/53	55,223	49,910
[5]	Wells Fargo Bank NA	5.550%	8/1/25	30,978	31,299
[5]	Wells Fargo Bank NA	5.450%	8/7/26	28,711	29,179
	Wells Fargo Bank NA	5.254%	12/11/26	32,100	32,510
	Wells Fargo Bank NA	5.950%	8/26/36	9,224	9,532
[5]	Wells Fargo Bank NA	5.850%	2/1/37	17,935	18,839
[5]	Wells Fargo Bank NA	6.600%	1/15/38	16,209	18,057
	Western Union Co.	2.850%	1/10/25	6,742	6,550
	Western Union Co.	1.350%	3/15/26	5,126	4,718
	Western Union Co.	2.750%	3/15/31	5,090	4,239
	Western Union Co.	6.200%	11/17/36	7,650	7,931
	Western Union Co.	6.200%	6/21/40	3,400	3,440
	Westpac Banking Corp.	2.350%	2/19/25	23,097	22,466
	Westpac Banking Corp.	5.512%	11/17/25	15,895	16,159
	Westpac Banking Corp.	2.850%	5/13/26	34,514	33,155
	Westpac Banking Corp.	2.700%	8/19/26	28,559	27,275
	Westpac Banking Corp.	3.350%	3/8/27	24,836	23,940
	Westpac Banking Corp.	3.400%	1/25/28	6,803	6,510
	Westpac Banking Corp.	5.535%	11/17/28	15,080	15,659
	Westpac Banking Corp.	1.953%	11/20/28	7,010	6,202
	Westpac Banking Corp.	2.650%	1/16/30	5,687	5,095
[5]	Westpac Banking Corp.	2.894%	2/4/30	40,718	39,239
	Westpac Banking Corp.	2.150%	6/3/31	13,131	11,094
[5]	Westpac Banking Corp.	4.322%	11/23/31	34,991	33,655
	Westpac Banking Corp.	5.405%	8/10/33	9,130	9,054
	Westpac Banking Corp.	6.820%	11/17/33	5,210	5,658
	Westpac Banking Corp.	4.110%	7/24/34	11,082	10,158
	Westpac Banking Corp.	2.668%	11/15/35	20,396	16,590
	Westpac Banking Corp.	3.020%	11/18/36	12,510	10,156
	Westpac Banking Corp.	4.421%	7/24/39	8,444	7,364
	Westpac Banking Corp.	2.963%	11/16/40	14,799	10,207
	Willis North America Inc.	4.650%	6/15/27	3,726	3,692
	Willis North America Inc.	4.500%	9/15/28	7,116	6,937
	Willis North America Inc.	2.950%	9/15/29	8,461	7,586
	Willis North America Inc.	5.350%	5/15/33	5,270	5,327
	Willis North America Inc.	5.050%	9/15/48	8,258	7,673
	Willis North America Inc.	3.875%	9/15/49	16,069	12,434
	Wintrust Financial Corp.	4.850%	6/6/29	3,077	2,804

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	XL Group Ltd.	5.250%	12/15/43	7,275	7,020
	Zions Bancorp NA	3.250%	10/29/29	6,660	5,459
					24,605,177
Health Care (3.0%)
	Abbott Laboratories	2.950%	3/15/25	11,616	11,378
	Abbott Laboratories	3.875%	9/15/25	9,191	9,102
	Abbott Laboratories	3.750%	11/30/26	13,730	13,547
	Abbott Laboratories	1.150%	1/30/28	10,595	9,445
	Abbott Laboratories	1.400%	6/30/30	5,640	4,774
	Abbott Laboratories	4.750%	11/30/36	15,166	15,541
	Abbott Laboratories	6.150%	11/30/37	4,015	4,619
	Abbott Laboratories	6.000%	4/1/39	3,838	4,423
	Abbott Laboratories	5.300%	5/27/40	6,219	6,752
	Abbott Laboratories	4.750%	4/15/43	4,339	4,406
	Abbott Laboratories	4.900%	11/30/46	48,323	49,548
	AbbVie Inc.	3.800%	3/15/25	49,796	49,167
	AbbVie Inc.	3.600%	5/14/25	46,825	45,999
	AbbVie Inc.	3.200%	5/14/26	37,399	36,288
	AbbVie Inc.	2.950%	11/21/26	48,647	46,655
	AbbVie Inc.	4.250%	11/14/28	26,042	25,923
	AbbVie Inc.	3.200%	11/21/29	67,723	63,276
	AbbVie Inc.	4.550%	3/15/35	24,821	24,364
	AbbVie Inc.	4.500%	5/14/35	35,154	34,382
	AbbVie Inc.	4.300%	5/14/36	12,716	12,192
	AbbVie Inc.	4.050%	11/21/39	58,596	52,993
	AbbVie Inc.	4.625%	10/1/42	5,500	5,217
	AbbVie Inc.	4.400%	11/6/42	25,081	23,292
	AbbVie Inc.	4.850%	6/15/44	24,728	24,090
	AbbVie Inc.	4.750%	3/15/45	7,927	7,623
	AbbVie Inc.	4.700%	5/14/45	18,447	17,607
	AbbVie Inc.	4.450%	5/14/46	25,760	23,687
	AbbVie Inc.	4.875%	11/14/48	26,551	25,964
	AbbVie Inc.	4.250%	11/21/49	71,660	63,955
	Adventist Health System	2.952%	3/1/29	6,450	5,828
	Adventist Health System	5.430%	3/1/32	3,575	3,640
	Adventist Health System	3.630%	3/1/49	5,360	3,969
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	5,032	4,889
[5]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	2,575	2,211
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,525	5,832
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	6,660	5,092
[5]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	5,810	4,142
	Aetna Inc.	6.625%	6/15/36	12,144	13,600
	Aetna Inc.	6.750%	12/15/37	6,807	7,648
	Aetna Inc.	4.500%	5/15/42	6,736	5,944
	Aetna Inc.	4.125%	11/15/42	7,567	6,293
	Aetna Inc.	4.750%	3/15/44	8,148	7,332
	Aetna Inc.	3.875%	8/15/47	12,459	9,760
	Agilent Technologies Inc.	3.050%	9/22/26	6,574	6,281
	Agilent Technologies Inc.	2.750%	9/15/29	2,240	2,050
	Agilent Technologies Inc.	2.100%	6/4/30	8,775	7,552
	Agilent Technologies Inc.	2.300%	3/12/31	11,207	9,715
	AHS Hospital Corp.	5.024%	7/1/45	5,454	5,324
[5]	AHS Hospital Corp.	2.780%	7/1/51	6,870	4,543
[5]	Allina Health System	3.887%	4/15/49	5,107	4,243
	Amgen Inc.	1.900%	2/21/25	16,501	15,938
	Amgen Inc.	5.250%	3/2/25	27,970	28,035
	Amgen Inc.	3.125%	5/1/25	15,411	15,025
	Amgen Inc.	5.507%	3/2/26	20,475	20,484
	Amgen Inc.	2.600%	8/19/26	22,825	21,688
	Amgen Inc.	2.200%	2/21/27	25,355	23,573
	Amgen Inc.	3.200%	11/2/27	13,423	12,826
	Amgen Inc.	5.150%	3/2/28	23,490	24,018
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	1.650%	8/15/28	14,364	12,702
	Amgen Inc.	3.000%	2/22/29	5,410	5,087
	Amgen Inc.	4.050%	8/18/29	16,437	16,093
	Amgen Inc.	2.450%	2/21/30	18,559	16,457
	Amgen Inc.	5.250%	3/2/30	27,489	28,268
	Amgen Inc.	2.300%	2/25/31	37,715	32,247
	Amgen Inc.	2.000%	1/15/32	5,359	4,392
	Amgen Inc.	3.350%	2/22/32	12,616	11,516
	Amgen Inc.	5.250%	3/2/33	80,680	82,693
	Amgen Inc.	3.150%	2/21/40	25,228	19,655
	Amgen Inc.	2.800%	8/15/41	33,751	24,576
	Amgen Inc.	4.950%	10/1/41	17,731	17,015
	Amgen Inc.	5.150%	11/15/41	7,650	7,529
	Amgen Inc.	5.600%	3/2/43	37,725	39,011
	Amgen Inc.	4.400%	5/1/45	41,667	37,041
	Amgen Inc.	4.563%	6/15/48	5,848	5,279
	Amgen Inc.	3.375%	2/21/50	15,430	11,517
	Amgen Inc.	4.663%	6/15/51	31,673	28,867
	Amgen Inc.	3.000%	1/15/52	29,496	20,657
	Amgen Inc.	4.200%	2/22/52	25,511	21,581
	Amgen Inc.	4.875%	3/1/53	6,950	6,507
	Amgen Inc.	5.650%	3/2/53	79,580	83,892
	Amgen Inc.	2.770%	9/1/53	7,187	4,624
	Amgen Inc.	4.400%	2/22/62	13,795	11,664
	Amgen Inc.	5.750%	3/2/63	31,850	33,499
[5]	Ascension Health	2.532%	11/15/29	16,624	14,865
[5]	Ascension Health	3.106%	11/15/39	11,133	8,758
	Ascension Health	3.945%	11/15/46	8,763	7,549
[5]	Ascension Health	4.847%	11/15/53	9,575	9,271
	AstraZeneca Finance LLC	1.200%	5/28/26	10,890	10,080
	AstraZeneca Finance LLC	4.875%	3/3/28	14,130	14,405
	AstraZeneca Finance LLC	1.750%	5/28/28	14,905	13,351
	AstraZeneca Finance LLC	4.900%	3/3/30	17,151	17,656
	AstraZeneca Finance LLC	2.250%	5/28/31	13,964	12,048
	AstraZeneca Finance LLC	4.875%	3/3/33	19,130	19,783
	AstraZeneca plc	3.375%	11/16/25	33,594	32,871
	AstraZeneca plc	0.700%	4/8/26	23,186	21,352
	AstraZeneca plc	3.125%	6/12/27	10,059	9,670
	AstraZeneca plc	4.000%	1/17/29	6,359	6,279
	AstraZeneca plc	1.375%	8/6/30	16,853	14,011
	AstraZeneca plc	6.450%	9/15/37	39,070	45,679
	AstraZeneca plc	4.000%	9/18/42	17,173	15,599
	AstraZeneca plc	4.375%	11/16/45	14,756	13,885
	AstraZeneca plc	4.375%	8/17/48	4,102	3,858
	AstraZeneca plc	2.125%	8/6/50	16,195	10,366
	AstraZeneca plc	3.000%	5/28/51	9,131	6,824
	Banner Health	2.338%	1/1/30	6,941	6,020
	Banner Health	1.897%	1/1/31	3,323	2,748
	Banner Health	2.907%	1/1/42	4,175	3,081
[5]	Banner Health	3.181%	1/1/50	4,000	2,930
	Banner Health	2.913%	1/1/51	4,525	3,101
[5]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,890	2,350
[5]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,200	5,330
	Baxalta Inc.	4.000%	6/23/25	16,395	16,128
	Baxalta Inc.	5.250%	6/23/45	5,514	5,507
	Baxter International Inc.	2.600%	8/15/26	7,997	7,538
	Baxter International Inc.	1.915%	2/1/27	23,690	21,712
	Baxter International Inc.	2.272%	12/1/28	20,677	18,530
	Baxter International Inc.	3.950%	4/1/30	10,955	10,394
	Baxter International Inc.	1.730%	4/1/31	19,059	15,494
	Baxter International Inc.	2.539%	2/1/32	21,666	18,179
	Baxter International Inc.	3.500%	8/15/46	5,610	4,124
	Baxter International Inc.	3.132%	12/1/51	9,744	6,719
[5]	BayCare Health System Inc.	3.831%	11/15/50	4,658	3,884
[5]	Baylor Scott & White Holdings	1.777%	11/15/30	5,615	4,655

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baylor Scott & White Holdings	4.185%	11/15/45	8,064	7,214
	Baylor Scott & White Holdings	3.967%	11/15/46	2,589	2,205
[5]	Baylor Scott & White Holdings	2.839%	11/15/50	11,715	8,080
	Becton Dickinson & Co.	3.734%	12/15/24	6,782	6,674
	Becton Dickinson & Co.	3.700%	6/6/27	22,989	22,280
	Becton Dickinson & Co.	4.693%	2/13/28	7,105	7,138
	Becton Dickinson & Co.	2.823%	5/20/30	6,105	5,457
	Becton Dickinson & Co.	1.957%	2/11/31	9,512	7,929
	Becton Dickinson & Co.	4.298%	8/22/32	7,535	7,285
	Becton Dickinson & Co.	4.685%	12/15/44	5,363	5,023
	Becton Dickinson & Co.	4.669%	6/6/47	23,482	21,902
	Becton Dickinson & Co.	3.794%	5/20/50	8,825	7,198
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	3,080	1,988
	Biogen Inc.	4.050%	9/15/25	21,602	21,248
	Biogen Inc.	2.250%	5/1/30	24,278	20,726
	Biogen Inc.	3.150%	5/1/50	32,864	23,051
	Biogen Inc.	3.250%	2/15/51	6,518	4,663
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	5,176	4,917
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	10,315	9,284
[5]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	3,531	3,463
[5]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	5,086	4,531
[5]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,275	3,505
[5]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	4,025	2,801
	Boston Scientific Corp.	1.900%	6/1/25	12,037	11,527
	Boston Scientific Corp.	4.000%	3/1/29	1,000	958
	Boston Scientific Corp.	2.650%	6/1/30	9,701	8,668
	Boston Scientific Corp.	4.550%	3/1/39	11,193	10,695
	Boston Scientific Corp.	7.375%	1/15/40	5,110	6,176
	Boston Scientific Corp.	4.700%	3/1/49	11,639	11,203
	Bristol-Myers Squibb Co.	0.750%	11/13/25	13,204	12,324
	Bristol-Myers Squibb Co.	3.200%	6/15/26	37,212	36,117
	Bristol-Myers Squibb Co.	3.250%	2/27/27	3,275	3,176
	Bristol-Myers Squibb Co.	1.125%	11/13/27	3,655	3,252
	Bristol-Myers Squibb Co.	3.450%	11/15/27	19,212	18,644
	Bristol-Myers Squibb Co.	3.900%	2/20/28	32,521	31,955
	Bristol-Myers Squibb Co.	3.400%	7/26/29	27,057	25,656
	Bristol-Myers Squibb Co.	1.450%	11/13/30	9,590	7,880
	Bristol-Myers Squibb Co.	2.950%	3/15/32	34,051	30,268
	Bristol-Myers Squibb Co.	5.900%	11/15/33	13,070	14,246
	Bristol-Myers Squibb Co.	4.125%	6/15/39	33,259	29,996
	Bristol-Myers Squibb Co.	2.350%	11/13/40	1,560	1,089
	Bristol-Myers Squibb Co.	3.250%	8/1/42	5,371	4,165
	Bristol-Myers Squibb Co.	4.625%	5/15/44	12,435	11,620
	Bristol-Myers Squibb Co.	4.350%	11/15/47	20,709	18,238
	Bristol-Myers Squibb Co.	4.550%	2/20/48	7,215	6,567
	Bristol-Myers Squibb Co.	4.250%	10/26/49	50,479	43,802
	Bristol-Myers Squibb Co.	2.550%	11/13/50	24,276	15,386
	Bristol-Myers Squibb Co.	3.700%	3/15/52	49,180	38,646
	Bristol-Myers Squibb Co.	3.900%	3/15/62	13,585	10,592
	Bristol-Myers Squibb Co.	6.400%	11/15/63	20,400	23,700
	Cardinal Health Inc.	3.750%	9/15/25	8,037	7,854
	Cardinal Health Inc.	3.410%	6/15/27	9,099	8,735
	Cardinal Health Inc.	4.600%	3/15/43	6,135	5,461
	Cardinal Health Inc.	4.500%	11/15/44	6,727	5,860
	Cardinal Health Inc.	4.900%	9/15/45	5,987	5,489
[5]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	6,886	4,809
	Cencora Inc.	3.250%	3/1/25	9,255	9,058
	Cencora Inc.	3.450%	12/15/27	7,597	7,320
	Cencora Inc.	2.800%	5/15/30	7,887	7,077
	Cencora Inc.	2.700%	3/15/31	9,518	8,346
	Cencora Inc.	4.250%	3/1/45	5,819	5,148
	Cencora Inc.	4.300%	12/15/47	8,104	7,264
	Centene Corp.	4.250%	12/15/27	34,380	33,206
	Centene Corp.	2.450%	7/15/28	28,599	25,544
	Centene Corp.	4.625%	12/15/29	45,945	44,143
	Centene Corp.	3.375%	2/15/30	8,045	7,219
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	3.000%	10/15/30	31,682	27,578
	Centene Corp.	2.500%	3/1/31	36,338	30,278
	Centene Corp.	2.625%	8/1/31	22,978	19,161
	Children's Health System of Texas	2.511%	8/15/50	5,908	3,693
[5]	Children's Hospital	2.928%	7/15/50	5,250	3,410
[5]	Children's Hospital Corp.	4.115%	1/1/47	4,608	4,060
[5]	Children's Hospital Corp.	2.585%	2/1/50	3,950	2,589
	Children's Hospital Medical Center	4.268%	5/15/44	4,050	3,707
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	4,765	3,163
[5]	CHRISTUS Health	4.341%	7/1/28	6,750	6,636
[5]	Cigna Group	3.250%	4/15/25	11,713	11,432
	Cigna Group	4.125%	11/15/25	26,934	26,599
[5]	Cigna Group	4.500%	2/25/26	25,548	25,366
	Cigna Group	1.250%	3/15/26	10,705	9,923
[5]	Cigna Group	3.400%	3/1/27	19,523	18,817
[5]	Cigna Group	7.875%	5/15/27	985	1,070
[5]	Cigna Group	3.050%	10/15/27	8,868	8,414
	Cigna Group	4.375%	10/15/28	37,209	36,916
	Cigna Group	2.400%	3/15/30	22,995	20,147
	Cigna Group	2.375%	3/15/31	19,673	16,789
	Cigna Group	5.400%	3/15/33	10,650	11,078
	Cigna Group	4.800%	8/15/38	27,006	26,160
	Cigna Group	3.200%	3/15/40	13,327	10,425
[5]	Cigna Group	6.125%	11/15/41	6,346	6,957
[5]	Cigna Group	5.375%	2/15/42	633	613
[5]	Cigna Group	4.800%	7/15/46	26,382	24,820
[5]	Cigna Group	3.875%	10/15/47	4,319	3,515
	Cigna Group	4.900%	12/15/48	28,689	27,312
	Cigna Group	3.400%	3/15/50	26,367	19,497
	Cigna Group	3.400%	3/15/51	16,284	12,054
[5]	City of Hope	5.623%	11/15/43	2,205	2,207
[5]	City of Hope	4.378%	8/15/48	9,600	8,130
	Cleveland Clinic Foundation	4.858%	1/1/14	5,105	4,802
	CommonSpirit Health	1.547%	10/1/25	4,793	4,485
	CommonSpirit Health	6.073%	11/1/27	5,510	5,674
	CommonSpirit Health	3.347%	10/1/29	15,077	13,753
	CommonSpirit Health	2.782%	10/1/30	5,868	5,083
[5]	CommonSpirit Health	4.350%	11/1/42	6,770	5,878
	CommonSpirit Health	3.817%	10/1/49	8,085	6,386
	CommonSpirit Health	4.187%	10/1/49	13,322	11,237
	CommonSpirit Health	3.910%	10/1/50	7,859	6,189
[5]	Community Health Network Inc.	3.099%	5/1/50	7,780	5,200
[5]	Corewell Health Obligated Group	3.487%	7/15/49	4,567	3,535
[5]	Cottage Health Obligated Group	3.304%	11/1/49	6,575	4,901
	CVS Health Corp.	3.875%	7/20/25	46,373	45,546
	CVS Health Corp.	2.875%	6/1/26	38,216	36,518
	CVS Health Corp.	3.000%	8/15/26	8,278	7,917
	CVS Health Corp.	3.625%	4/1/27	7,827	7,588
	CVS Health Corp.	6.250%	6/1/27	4,427	4,646
	CVS Health Corp.	1.300%	8/21/27	8,144	7,238
	CVS Health Corp.	4.300%	3/25/28	47,748	46,934
	CVS Health Corp.	5.000%	1/30/29	27,857	28,337
	CVS Health Corp.	3.250%	8/15/29	35,377	32,942
	CVS Health Corp.	5.125%	2/21/30	18,485	18,777
	CVS Health Corp.	3.750%	4/1/30	26,657	25,131
	CVS Health Corp.	1.750%	8/21/30	17,281	14,285
	CVS Health Corp.	5.250%	1/30/31	10,500	10,776
	CVS Health Corp.	1.875%	2/28/31	18,314	15,070
	CVS Health Corp.	2.125%	9/15/31	6,370	5,271
	CVS Health Corp.	5.250%	2/21/33	21,341	21,818
	CVS Health Corp.	5.300%	6/1/33	20,290	20,827
	CVS Health Corp.	4.875%	7/20/35	14,675	14,427
	CVS Health Corp.	4.780%	3/25/38	61,103	57,762
	CVS Health Corp.	6.125%	9/15/39	7,132	7,576

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.125%	4/1/40	25,676	22,085
	CVS Health Corp.	2.700%	8/21/40	18,923	13,523
	CVS Health Corp.	5.300%	12/5/43	8,344	8,084
	CVS Health Corp.	5.125%	7/20/45	34,593	32,785
	CVS Health Corp.	5.050%	3/25/48	108,506	101,816
	CVS Health Corp.	4.250%	4/1/50	9,148	7,650
	CVS Health Corp.	5.625%	2/21/53	16,250	16,493
	CVS Health Corp.	5.875%	6/1/53	10,531	11,096
	CVS Health Corp.	6.000%	6/1/63	10,935	11,647
	Danaher Corp.	3.350%	9/15/25	8,084	7,904
	Danaher Corp.	4.375%	9/15/45	4,238	3,939
	Danaher Corp.	2.600%	10/1/50	6,482	4,342
	Danaher Corp.	2.800%	12/10/51	16,272	11,295
[5]	Dartmouth-Hitchcock Health	4.178%	8/1/48	4,850	3,824
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	10,158	8,978
	DH Europe Finance II Sarl	2.600%	11/15/29	13,070	11,826
	DH Europe Finance II Sarl	3.250%	11/15/39	9,077	7,534
	DH Europe Finance II Sarl	3.400%	11/15/49	11,937	9,447
	Dignity Health	3.812%	11/1/24	4,675	4,583
	Dignity Health	4.500%	11/1/42	6,855	6,042
	Dignity Health	5.267%	11/1/64	3,953	3,704
[5]	Duke University Health System Inc.	3.920%	6/1/47	7,840	6,680
	Edwards Lifesciences Corp.	4.300%	6/15/28	7,755	7,643
	Elevance Health Inc.	3.350%	12/1/24	22,413	22,000
	Elevance Health Inc.	2.375%	1/15/25	11,666	11,337
	Elevance Health Inc.	5.350%	10/15/25	2,460	2,478
	Elevance Health Inc.	4.900%	2/8/26	6,055	6,046
	Elevance Health Inc.	3.650%	12/1/27	34,393	33,379
	Elevance Health Inc.	4.101%	3/1/28	21,244	20,939
	Elevance Health Inc.	2.875%	9/15/29	6,164	5,652
	Elevance Health Inc.	2.250%	5/15/30	31,241	27,093
	Elevance Health Inc.	2.550%	3/15/31	18,117	15,736
	Elevance Health Inc.	4.100%	5/15/32	2,446	2,335
	Elevance Health Inc.	5.500%	10/15/32	5,975	6,254
	Elevance Health Inc.	4.750%	2/15/33	10,029	10,038
	Elevance Health Inc.	5.950%	12/15/34	2,786	2,991
	Elevance Health Inc.	5.850%	1/15/36	4,708	5,035
	Elevance Health Inc.	6.375%	6/15/37	7,240	8,036
	Elevance Health Inc.	4.625%	5/15/42	11,000	10,267
	Elevance Health Inc.	4.650%	1/15/43	14,504	13,447
	Elevance Health Inc.	5.100%	1/15/44	10,362	10,163
	Elevance Health Inc.	4.650%	8/15/44	13,368	12,405
	Elevance Health Inc.	4.375%	12/1/47	22,298	19,940
	Elevance Health Inc.	4.550%	3/1/48	9,148	8,350
	Elevance Health Inc.	3.700%	9/15/49	12,555	9,973
	Elevance Health Inc.	3.125%	5/15/50	9,770	7,065
	Elevance Health Inc.	3.600%	3/15/51	8,538	6,706
	Elevance Health Inc.	4.550%	5/15/52	8,105	7,410
	Elevance Health Inc.	6.100%	10/15/52	6,832	7,769
	Elevance Health Inc.	5.125%	2/15/53	8,220	8,246
	Elevance Health Inc.	4.850%	8/15/54	4,325	3,859
	Eli Lilly & Co.	2.750%	6/1/25	6,801	6,621
	Eli Lilly & Co.	3.375%	3/15/29	5,829	5,607
	Eli Lilly & Co.	4.700%	2/27/33	27,385	28,104
	Eli Lilly & Co.	3.950%	3/15/49	2,340	2,083
	Eli Lilly & Co.	2.250%	5/15/50	12,830	8,315
	Eli Lilly & Co.	4.875%	2/27/53	15,190	15,761
	Eli Lilly & Co.	4.150%	3/15/59	3,270	3,000
	Eli Lilly & Co.	2.500%	9/15/60	10,717	6,755
	Eli Lilly & Co.	4.950%	2/27/63	15,626	16,226
[5]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,380	1,815
	GE HealthCare Technologies Inc.	5.600%	11/15/25	15,765	15,904
	GE HealthCare Technologies Inc.	5.650%	11/15/27	22,180	22,963
	GE HealthCare Technologies Inc.	5.857%	3/15/30	16,045	16,869
	GE HealthCare Technologies Inc.	5.905%	11/22/32	21,660	23,099
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE HealthCare Technologies Inc.	6.377%	11/22/52	16,980	19,734
	Gilead Sciences Inc.	3.500%	2/1/25	28,797	28,346
	Gilead Sciences Inc.	3.650%	3/1/26	29,965	29,364
	Gilead Sciences Inc.	2.950%	3/1/27	13,361	12,744
	Gilead Sciences Inc.	1.200%	10/1/27	7,400	6,590
	Gilead Sciences Inc.	5.250%	10/15/33	10,365	10,817
	Gilead Sciences Inc.	4.600%	9/1/35	15,644	15,478
	Gilead Sciences Inc.	4.000%	9/1/36	13,742	12,650
	Gilead Sciences Inc.	2.600%	10/1/40	17,483	12,880
	Gilead Sciences Inc.	5.650%	12/1/41	13,507	14,422
	Gilead Sciences Inc.	4.800%	4/1/44	23,961	23,158
	Gilead Sciences Inc.	4.500%	2/1/45	32,714	30,272
	Gilead Sciences Inc.	4.750%	3/1/46	19,886	18,972
	Gilead Sciences Inc.	4.150%	3/1/47	8,265	7,209
	Gilead Sciences Inc.	2.800%	10/1/50	12,491	8,643
	Gilead Sciences Inc.	5.550%	10/15/53	6,665	7,229
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,790	21,428
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,482	30,095
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	6,481	6,983
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	35,325	41,078
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	5,125	4,785
	GlaxoSmithKline Capital plc	3.375%	6/1/29	12,831	12,363
[5]	Hackensack Meridian Health Inc.	2.675%	9/1/41	5,973	4,257
	Hackensack Meridian Health Inc.	4.211%	7/1/48	6,375	5,630
[5]	Hackensack Meridian Health Inc.	2.875%	9/1/50	6,610	4,537
	Hackensack Meridian Health Inc.	4.500%	7/1/57	3,946	3,562
[5]	Hartford HealthCare Corp.	3.447%	7/1/54	4,978	3,615
	HCA Inc.	5.375%	2/1/25	27,522	27,511
	HCA Inc.	5.250%	4/15/25	29,622	29,619
	HCA Inc.	5.875%	2/15/26	13,610	13,737
	HCA Inc.	5.250%	6/15/26	29,717	29,868
	HCA Inc.	5.375%	9/1/26	15,360	15,438
	HCA Inc.	4.500%	2/15/27	7,704	7,624
	HCA Inc.	3.125%	3/15/27	14,993	14,216
	HCA Inc.	5.200%	6/1/28	13,130	13,260
	HCA Inc.	5.625%	9/1/28	19,280	19,731
	HCA Inc.	5.875%	2/1/29	4,092	4,222
	HCA Inc.	3.375%	3/15/29	5,100	4,704
	HCA Inc.	4.125%	6/15/29	26,542	25,398
	HCA Inc.	3.500%	9/1/30	41,970	38,069
	HCA Inc.	2.375%	7/15/31	11,194	9,258
	HCA Inc.	3.625%	3/15/32	25,375	22,698
	HCA Inc.	5.500%	6/1/33	16,155	16,429
	HCA Inc.	5.125%	6/15/39	15,544	14,824
	HCA Inc.	4.375%	3/15/42	8,698	7,365
	HCA Inc.	5.500%	6/15/47	29,532	28,434
	HCA Inc.	5.250%	6/15/49	26,742	24,886
	HCA Inc.	3.500%	7/15/51	7,135	5,025
	HCA Inc.	4.625%	3/15/52	24,345	20,777
	HCA Inc.	5.900%	6/1/53	12,884	13,230
	Humana Inc.	4.500%	4/1/25	4,161	4,130
	Humana Inc.	1.350%	2/3/27	9,236	8,336
	Humana Inc.	3.950%	3/15/27	4,955	4,845
	Humana Inc.	5.750%	3/1/28	2,728	2,836
	Humana Inc.	5.750%	12/1/28	5,715	5,976
	Humana Inc.	3.125%	8/15/29	6,560	6,086
	Humana Inc.	4.875%	4/1/30	7,289	7,380
	Humana Inc.	2.150%	2/3/32	12,420	10,225
	Humana Inc.	5.875%	3/1/33	8,015	8,539
	Humana Inc.	5.950%	3/15/34	10,550	11,296
	Humana Inc.	4.625%	12/1/42	14,382	13,157
	Humana Inc.	4.950%	10/1/44	4,857	4,609
	Humana Inc.	4.800%	3/15/47	7,668	7,132
	Humana Inc.	3.950%	8/15/49	2,531	2,088
	Humana Inc.	5.500%	3/15/53	11,365	11,784
	IHC Health Services Inc.	4.131%	5/15/48	5,185	4,694
	Illumina Inc.	5.750%	12/13/27	6,910	7,089

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illumina Inc.	2.550%	3/23/31	6,626	5,596
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,285	4,547
[5]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	4,000	2,741
	Inova Health System Foundation	4.068%	5/15/52	4,493	3,921
[5]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	7,750	5,949
[5]	Iowa Health System	3.665%	2/15/50	7,625	5,775
	Johns Hopkins Health System Corp.	3.837%	5/15/46	8,669	7,357
	Johnson & Johnson	2.625%	1/15/25	13,905	13,608
	Johnson & Johnson	0.550%	9/1/25	15,357	14,395
	Johnson & Johnson	2.450%	3/1/26	27,387	26,331
	Johnson & Johnson	2.950%	3/3/27	19,138	18,476
	Johnson & Johnson	0.950%	9/1/27	8,344	7,449
	Johnson & Johnson	2.900%	1/15/28	17,800	17,035
	Johnson & Johnson	6.950%	9/1/29	3,395	3,919
	Johnson & Johnson	1.300%	9/1/30	19,615	16,468
	Johnson & Johnson	4.950%	5/15/33	9,673	10,450
	Johnson & Johnson	4.375%	12/5/33	16,510	16,978
	Johnson & Johnson	3.550%	3/1/36	16,223	15,002
	Johnson & Johnson	3.625%	3/3/37	11,226	10,356
	Johnson & Johnson	5.950%	8/15/37	13,339	15,387
	Johnson & Johnson	3.400%	1/15/38	9,628	8,531
	Johnson & Johnson	2.100%	9/1/40	32,807	23,380
	Johnson & Johnson	4.500%	9/1/40	7,197	7,178
	Johnson & Johnson	4.850%	5/15/41	1,811	1,882
	Johnson & Johnson	4.500%	12/5/43	16,393	16,399
	Johnson & Johnson	3.700%	3/1/46	21,741	19,012
	Johnson & Johnson	3.750%	3/3/47	11,421	10,071
	Johnson & Johnson	3.500%	1/15/48	11,027	9,286
	Johnson & Johnson	2.250%	9/1/50	3,887	2,569
	Johnson & Johnson	2.450%	9/1/60	3,935	2,529
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,132	9,696
[5]	Kaiser Foundation Hospitals	2.810%	6/1/41	12,188	9,156
	Kaiser Foundation Hospitals	4.875%	4/1/42	13,414	13,098
	Kaiser Foundation Hospitals	4.150%	5/1/47	20,468	18,099
[5]	Kaiser Foundation Hospitals	3.266%	11/1/49	19,011	14,300
[5]	Kaiser Foundation Hospitals	3.002%	6/1/51	9,787	6,983
	Koninklijke Philips NV	6.875%	3/11/38	4,810	5,369
	Koninklijke Philips NV	5.000%	3/15/42	11,299	10,370
	Laboratory Corp. of America Holdings	2.300%	12/1/24	8,516	8,282
	Laboratory Corp. of America Holdings	3.600%	2/1/25	8,914	8,763
	Laboratory Corp. of America Holdings	1.550%	6/1/26	4,439	4,101
	Laboratory Corp. of America Holdings	3.600%	9/1/27	3,283	3,169
	Laboratory Corp. of America Holdings	2.950%	12/1/29	8,437	7,601
	Laboratory Corp. of America Holdings	2.700%	6/1/31	4,275	3,690
	Laboratory Corp. of America Holdings	4.700%	2/1/45	16,160	14,901
[5]	Mass General Brigham Inc.	3.765%	7/1/48	1,310	1,087
[5]	Mass General Brigham Inc.	3.192%	7/1/49	7,575	5,574
[5]	Mass General Brigham Inc.	4.117%	7/1/55	3,770	3,214
[5]	Mass General Brigham Inc.	3.342%	7/1/60	9,965	7,125
[5]	Mayo Clinic	3.774%	11/15/43	6,741	5,786
[5]	Mayo Clinic	4.000%	11/15/47	3,425	2,972
[5]	Mayo Clinic	4.128%	11/15/52	3,980	3,545
[5]	Mayo Clinic	3.196%	11/15/61	6,823	4,792
	McKesson Corp.	0.900%	12/3/25	7,143	6,627
	McKesson Corp.	5.250%	2/15/26	5,510	5,511
	McKesson Corp.	3.950%	2/16/28	3,250	3,202
	McKesson Corp.	4.900%	7/15/28	1,821	1,853
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKesson Corp.	5.100%	7/15/33	8,360	8,596
[5]	MedStar Health Inc.	3.626%	8/15/49	4,108	3,127
	Medtronic Inc.	4.375%	3/15/35	45,681	44,614
	Medtronic Inc.	4.625%	3/15/45	8,675	8,449
	Memorial Health Services	3.447%	11/1/49	7,300	5,532
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	5,518	5,491
[5]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	3,982	2,821
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	12,765	11,180
[5]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	6,567	5,770
	Merck & Co. Inc.	2.750%	2/10/25	34,740	33,971
	Merck & Co. Inc.	0.750%	2/24/26	10,357	9,603
	Merck & Co. Inc.	1.700%	6/10/27	26,025	23,883
	Merck & Co. Inc.	4.050%	5/17/28	6,670	6,650
	Merck & Co. Inc.	3.400%	3/7/29	24,741	23,758
	Merck & Co. Inc.	4.300%	5/17/30	7,848	7,847
	Merck & Co. Inc.	1.450%	6/24/30	9,456	7,911
	Merck & Co. Inc.	2.150%	12/10/31	25,775	22,025
	Merck & Co. Inc.	4.500%	5/17/33	19,561	19,700
	Merck & Co. Inc.	6.500%	12/1/33	11,567	13,595
	Merck & Co. Inc.	3.900%	3/7/39	11,905	10,831
	Merck & Co. Inc.	2.350%	6/24/40	17,647	12,824
	Merck & Co. Inc.	3.600%	9/15/42	7,804	6,626
	Merck & Co. Inc.	4.150%	5/18/43	11,457	10,542
	Merck & Co. Inc.	4.900%	5/17/44	9,843	9,963
	Merck & Co. Inc.	3.700%	2/10/45	27,737	23,598
	Merck & Co. Inc.	4.000%	3/7/49	14,562	12,865
	Merck & Co. Inc.	2.450%	6/24/50	5,435	3,589
	Merck & Co. Inc.	2.750%	12/10/51	58,359	40,202
	Merck & Co. Inc.	5.000%	5/17/53	21,776	22,420
	Merck & Co. Inc.	2.900%	12/10/61	35,785	23,974
	Merck & Co. Inc.	5.150%	5/17/63	12,854	13,445
[5]	Methodist Hospital	2.705%	12/1/50	7,440	4,968
[5]	Montefiore Obligated Group	5.246%	11/1/48	9,500	6,892
[5]	Mount Sinai Hospital	3.981%	7/1/48	4,150	3,420
[5]	Mount Sinai Hospital	3.737%	7/1/49	7,137	5,497
[5]	Mount Sinai Hospital	3.391%	7/1/50	8,150	5,717
	MultiCare Health System	2.803%	8/15/50	3,895	2,395
	Mylan Inc.	4.550%	4/15/28	9,020	8,765
	Mylan Inc.	5.400%	11/29/43	7,035	6,109
	Mylan Inc.	5.200%	4/15/48	5,465	4,530
[5]	MyMichigan Health	3.409%	6/1/50	4,400	3,174
	New York & Presbyterian Hospital	2.256%	8/1/40	5,060	3,492
	New York & Presbyterian Hospital	4.024%	8/1/45	3,949	3,404
	New York & Presbyterian Hospital	4.063%	8/1/56	6,830	5,775
	New York & Presbyterian Hospital	2.606%	8/1/60	6,437	3,829
[5]	New York & Presbyterian Hospital	3.954%	8/1/19	6,627	4,892
	Northwell Healthcare Inc.	3.979%	11/1/46	9,775	7,872
	Northwell Healthcare Inc.	4.260%	11/1/47	11,500	9,743
	Northwell Healthcare Inc.	3.809%	11/1/49	5,784	4,400
	Novant Health Inc.	2.637%	11/1/36	7,000	5,396
	Novant Health Inc.	3.168%	11/1/51	11,000	7,708
	Novant Health Inc.	3.318%	11/1/61	8,500	5,724
	Novartis Capital Corp.	3.400%	5/6/24	15,643	15,527
	Novartis Capital Corp.	1.750%	2/14/25	21,976	21,274
	Novartis Capital Corp.	3.000%	11/20/25	18,362	17,868
	Novartis Capital Corp.	2.000%	2/14/27	27,418	25,682
	Novartis Capital Corp.	3.100%	5/17/27	21,516	20,708
	Novartis Capital Corp.	2.200%	8/14/30	31,552	27,786
	Novartis Capital Corp.	3.700%	9/21/42	9,356	8,146
	Novartis Capital Corp.	4.400%	5/6/44	21,596	20,721
	Novartis Capital Corp.	4.000%	11/20/45	19,986	18,016
	Novartis Capital Corp.	2.750%	8/14/50	8,238	5,953

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	4,730	2,951
[5]	NYU Langone Hospitals	5.750%	7/1/43	4,840	5,124
	NYU Langone Hospitals	4.784%	7/1/44	4,296	4,040
[5]	NYU Langone Hospitals	4.368%	7/1/47	7,101	6,344
[5]	NYU Langone Hospitals	3.380%	7/1/55	7,475	5,295
[5]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	4,404	2,977
	OhioHealth Corp.	2.297%	11/15/31	5,500	4,604
	OhioHealth Corp.	2.834%	11/15/41	5,000	3,703
[5]	OhioHealth Corp.	3.042%	11/15/50	5,135	3,784
	Orlando Health Obligated Group	4.089%	10/1/48	4,010	3,375
	Orlando Health Obligated Group	3.327%	10/1/50	4,280	3,178
[5]	PeaceHealth Obligated Group	1.375%	11/15/25	4,150	3,843
[5]	PeaceHealth Obligated Group	4.787%	11/15/48	4,625	4,042
[5]	PeaceHealth Obligated Group	3.218%	11/15/50	7,125	4,626
	Pfizer Inc.	0.800%	5/28/25	11,646	11,024
	Pfizer Inc.	2.750%	6/3/26	34,133	32,741
	Pfizer Inc.	3.000%	12/15/26	17,299	16,677
	Pfizer Inc.	3.600%	9/15/28	8,285	8,067
	Pfizer Inc.	3.450%	3/15/29	37,657	36,262
	Pfizer Inc.	2.625%	4/1/30	19,505	17,593
	Pfizer Inc.	1.700%	5/28/30	15,907	13,551
	Pfizer Inc.	1.750%	8/18/31	15,520	12,890
	Pfizer Inc.	4.000%	12/15/36	5,738	5,414
	Pfizer Inc.	4.100%	9/15/38	15,817	14,550
	Pfizer Inc.	3.900%	3/15/39	19,519	17,304
	Pfizer Inc.	7.200%	3/15/39	17,869	22,164
	Pfizer Inc.	2.550%	5/28/40	16,677	12,229
	Pfizer Inc.	4.300%	6/15/43	10,111	9,291
	Pfizer Inc.	4.400%	5/15/44	10,974	10,378
	Pfizer Inc.	4.125%	12/15/46	19,134	17,027
	Pfizer Inc.	4.200%	9/15/48	18,587	16,813
	Pfizer Inc.	4.000%	3/15/49	16,922	14,814
	Pfizer Inc.	2.700%	5/28/50	16,130	11,231
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	39,518	39,428
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	39,983	39,874
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	52,348	52,357
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	38,673	38,943
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	64,376	64,492
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	46,640	46,535
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	77,456	79,216
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	52,347	52,931
	Pharmacia LLC	6.600%	12/1/28	12,781	13,955
[5]	Piedmont Healthcare Inc.	2.044%	1/1/32	6,024	4,896
[5]	Piedmont Healthcare Inc.	2.719%	1/1/42	2,635	1,880
	Piedmont Healthcare Inc.	2.864%	1/1/52	5,365	3,575
	Presbyterian Healthcare Services	4.875%	8/1/52	4,200	4,151
[5]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,929	5,574
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	18,434	16,102
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	9,515	9,694
[5]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	6,152	4,726
[5]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	6,525	5,049
	Quest Diagnostics Inc.	3.500%	3/30/25	6,139	6,009
	Quest Diagnostics Inc.	3.450%	6/1/26	11,289	10,977
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quest Diagnostics Inc.	4.200%	6/30/29	9,313	9,137
	Quest Diagnostics Inc.	2.950%	6/30/30	15,951	14,277
	Quest Diagnostics Inc.	2.800%	6/30/31	6,002	5,241
	Quest Diagnostics Inc.	5.750%	1/30/40	1,368	1,349
	Quest Diagnostics Inc.	4.700%	3/30/45	4,064	3,703
[5]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,100	2,915
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	17,156	14,106
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	9,693	6,408
	Revvity Inc.	1.900%	9/15/28	6,639	5,750
	Revvity Inc.	3.300%	9/15/29	9,515	8,634
	Revvity Inc.	2.550%	3/15/31	6,795	5,746
	Revvity Inc.	2.250%	9/15/31	9,225	7,588
	Revvity Inc.	3.625%	3/15/51	5,185	3,739
	Royalty Pharma plc	1.200%	9/2/25	14,880	13,892
	Royalty Pharma plc	1.750%	9/2/27	16,044	14,402
	Royalty Pharma plc	2.200%	9/2/30	18,990	15,983
	Royalty Pharma plc	2.150%	9/2/31	5,015	4,101
	Royalty Pharma plc	3.300%	9/2/40	13,267	10,002
	Royalty Pharma plc	3.550%	9/2/50	12,507	8,902
	Royalty Pharma plc	3.350%	9/2/51	9,148	6,218
[5]	Rush Obligated Group	3.922%	11/15/29	4,540	4,330
	RWJ Barnabas Health Inc.	3.949%	7/1/46	6,756	5,584
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,970	2,307
	Sanofi SA	3.625%	6/19/28	16,545	16,210
[5]	Seattle Children's Hospital	2.719%	10/1/50	8,468	5,572
[5]	Sharp HealthCare	2.680%	8/1/50	3,905	2,544
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	40,028	38,517
	Smith & Nephew plc	2.032%	10/14/30	11,146	9,212
[5]	SSM Health Care Corp.	3.823%	6/1/27	5,729	5,550
	SSM Health Care Corp.	4.894%	6/1/28	7,200	7,227
[5]	Stanford Health Care	3.310%	8/15/30	1,153	1,058
[5]	Stanford Health Care	3.795%	11/15/48	9,824	8,172
	Stanford Health Care	3.027%	8/15/51	5,185	3,634
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,299	5,416
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	13,648	10,580
	Stryker Corp.	1.150%	6/15/25	8,050	7,615
	Stryker Corp.	3.375%	11/1/25	14,678	14,288
	Stryker Corp.	3.500%	3/15/26	8,816	8,599
	Stryker Corp.	3.650%	3/7/28	8,112	7,854
	Stryker Corp.	1.950%	6/15/30	8,095	6,923
	Stryker Corp.	4.100%	4/1/43	5,288	4,655
	Stryker Corp.	4.375%	5/15/44	8,155	7,471
	Stryker Corp.	2.900%	6/15/50	2,755	1,996
[5]	Sutter Health	1.321%	8/15/25	3,995	3,735
[5]	Sutter Health	3.695%	8/15/28	4,375	4,191
[5]	Sutter Health	2.294%	8/15/30	9,050	7,721
	Sutter Health	5.164%	8/15/33	4,906	4,999
[5]	Sutter Health	3.161%	8/15/40	5,250	4,079
[5]	Sutter Health	4.091%	8/15/48	4,950	4,302
[5]	Sutter Health	3.361%	8/15/50	8,300	6,156
	Sutter Health	5.547%	8/15/53	4,870	5,208
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	29,181	29,621
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,647	26,275
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,228	14,033
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	30,779	22,028
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	12,039	8,452
	Texas Health Resources	2.328%	11/15/50	5,154	3,122
[5]	Texas Health Resources	4.330%	11/15/55	3,276	2,952
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	8,250	8,362
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	10,710	10,884
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,595	6,776
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	9,475	9,729
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	10,369	9,452
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	10,790	11,060
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	28,900	24,365

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	13,590	14,141
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	22,659	17,206
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	7,870	8,327
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	9,838	10,239
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	6,800	6,073
	Toledo Hospital	5.750%	11/15/38	6,634	6,622
[5]	Trinity Health Corp.	2.632%	12/1/40	3,415	2,478
	Trinity Health Corp.	4.125%	12/1/45	7,840	6,831
[5]	Trinity Health Corp.	3.434%	12/1/48	2,893	2,278
	UnitedHealth Group Inc.	3.750%	7/15/25	17,437	17,191
	UnitedHealth Group Inc.	5.150%	10/15/25	3,475	3,516
	UnitedHealth Group Inc.	3.700%	12/15/25	7,286	7,169
	UnitedHealth Group Inc.	1.250%	1/15/26	8,887	8,325
	UnitedHealth Group Inc.	3.100%	3/15/26	11,047	10,731
	UnitedHealth Group Inc.	1.150%	5/15/26	4,396	4,073
	UnitedHealth Group Inc.	3.450%	1/15/27	13,073	12,785
	UnitedHealth Group Inc.	3.375%	4/15/27	41,797	40,482
	UnitedHealth Group Inc.	3.700%	5/15/27	9,036	8,853
	UnitedHealth Group Inc.	2.950%	10/15/27	9,261	8,804
	UnitedHealth Group Inc.	5.250%	2/15/28	8,037	8,313
	UnitedHealth Group Inc.	3.850%	6/15/28	6,757	6,621
	UnitedHealth Group Inc.	3.875%	12/15/28	6,007	5,886
	UnitedHealth Group Inc.	4.250%	1/15/29	12,327	12,301
	UnitedHealth Group Inc.	2.875%	8/15/29	22,613	21,005
	UnitedHealth Group Inc.	5.300%	2/15/30	14,185	14,841
	UnitedHealth Group Inc.	2.000%	5/15/30	11,938	10,322
	UnitedHealth Group Inc.	2.300%	5/15/31	26,904	23,287
	UnitedHealth Group Inc.	5.350%	2/15/33	41,051	43,419
	UnitedHealth Group Inc.	4.500%	4/15/33	15,750	15,630
	UnitedHealth Group Inc.	4.625%	7/15/35	15,912	16,010
	UnitedHealth Group Inc.	5.800%	3/15/36	9,019	9,867
	UnitedHealth Group Inc.	6.500%	6/15/37	10,980	12,891
	UnitedHealth Group Inc.	6.625%	11/15/37	16,746	19,671
	UnitedHealth Group Inc.	6.875%	2/15/38	25,086	30,320
	UnitedHealth Group Inc.	3.500%	8/15/39	18,715	15,915
	UnitedHealth Group Inc.	2.750%	5/15/40	12,861	9,751
	UnitedHealth Group Inc.	5.700%	10/15/40	4,433	4,772
	UnitedHealth Group Inc.	5.950%	2/15/41	9,015	9,905
	UnitedHealth Group Inc.	3.050%	5/15/41	16,370	12,814
	UnitedHealth Group Inc.	4.625%	11/15/41	12,916	12,361
	UnitedHealth Group Inc.	4.375%	3/15/42	5,075	4,703
	UnitedHealth Group Inc.	3.950%	10/15/42	14,225	12,462
	UnitedHealth Group Inc.	4.250%	3/15/43	8,801	8,141
	UnitedHealth Group Inc.	4.750%	7/15/45	13,868	13,459
	UnitedHealth Group Inc.	4.200%	1/15/47	18,280	16,254
	UnitedHealth Group Inc.	4.250%	4/15/47	14,255	12,731
	UnitedHealth Group Inc.	3.750%	10/15/47	12,559	10,355
	UnitedHealth Group Inc.	4.250%	6/15/48	23,498	21,017
	UnitedHealth Group Inc.	4.450%	12/15/48	6,642	6,091
	UnitedHealth Group Inc.	3.700%	8/15/49	18,204	14,832
	UnitedHealth Group Inc.	2.900%	5/15/50	15,746	11,046
	UnitedHealth Group Inc.	3.250%	5/15/51	31,135	23,659
	UnitedHealth Group Inc.	5.875%	2/15/53	31,986	36,222
	UnitedHealth Group Inc.	5.050%	4/15/53	26,439	26,745
	UnitedHealth Group Inc.	3.875%	8/15/59	10,751	8,778
	UnitedHealth Group Inc.	3.125%	5/15/60	14,372	10,232
	UnitedHealth Group Inc.	6.050%	2/15/63	28,880	33,395
	UnitedHealth Group Inc.	5.200%	4/15/63	20,907	21,369
[7]	Universal Health Services Inc.	1.650%	9/1/26	1	—
	Universal Health Services Inc.	1.650%	9/1/26	4,114	3,742
	Universal Health Services Inc.	2.650%	10/15/30	9,897	8,379
[5]	UPMC	3.600%	4/3/25	7,016	6,848
	UPMC	5.035%	5/15/33	5,560	5,646
	Utah Acquisition Sub Inc.	3.950%	6/15/26	32,935	31,884
	Utah Acquisition Sub Inc.	5.250%	6/15/46	13,860	11,558
	Viatris Inc.	1.650%	6/22/25	8,885	8,414
	Viatris Inc.	2.300%	6/22/27	5,475	4,972
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Viatris Inc.	2.700%	6/22/30	10,936	9,265
	Viatris Inc.	3.850%	6/22/40	6,110	4,555
	Viatris Inc.	4.000%	6/22/50	16,715	11,764
[5]	WakeMed	3.286%	10/1/52	3,385	2,440
[5]	West Virginia United Health System Obligated Group	3.129%	6/1/50	4,206	2,777
[5]	Willis-Knighton Medical Center	4.813%	9/1/48	4,151	3,705
[5]	Willis-Knighton Medical Center	3.065%	3/1/51	8,100	5,184
	Wyeth LLC	6.500%	2/1/34	13,422	15,163
	Wyeth LLC	6.000%	2/15/36	7,070	7,810
	Wyeth LLC	5.950%	4/1/37	16,066	17,623
[5]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	5,600	3,398
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	12,019	11,606
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	17,025	14,563
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,840	2,879
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	5,000	4,435
	Zoetis Inc.	4.500%	11/13/25	6,672	6,635
	Zoetis Inc.	3.000%	9/12/27	15,952	15,144
	Zoetis Inc.	3.900%	8/20/28	8,795	8,611
	Zoetis Inc.	2.000%	5/15/30	4,645	4,003
	Zoetis Inc.	5.600%	11/16/32	10,835	11,617
	Zoetis Inc.	4.700%	2/1/43	7,163	6,846
	Zoetis Inc.	3.950%	9/12/47	9,308	7,915
	Zoetis Inc.	4.450%	8/20/48	11,791	10,743
	Zoetis Inc.	3.000%	5/15/50	2,729	1,984
					9,324,692
Industrials (1.9%)
	3M Co.	2.000%	2/14/25	7,484	7,209
	3M Co.	2.650%	4/15/25	16,225	15,727
[5]	3M Co.	3.000%	8/7/25	8,341	8,088
[5]	3M Co.	2.250%	9/19/26	14,797	13,846
	3M Co.	2.875%	10/15/27	6,864	6,458
[5]	3M Co.	3.625%	9/14/28	1,975	1,883
[5]	3M Co.	3.375%	3/1/29	15,200	14,220
	3M Co.	2.375%	8/26/29	18,461	16,346
	3M Co.	3.050%	4/15/30	5,225	4,716
[5]	3M Co.	5.700%	3/15/37	188	204
[5]	3M Co.	3.875%	6/15/44	1,401	1,147
[5]	3M Co.	3.125%	9/19/46	12,980	9,502
[5]	3M Co.	3.625%	10/15/47	10,207	7,805
[5]	3M Co.	4.000%	9/14/48	10,385	8,895
	3M Co.	3.250%	8/26/49	14,241	10,360
	3M Co.	3.700%	4/15/50	784	621
	Acuity Brands Lighting Inc.	2.150%	12/15/30	6,555	5,440
	Allegion plc	3.500%	10/1/29	5,779	5,343
	Allegion US Holding Co. Inc.	3.550%	10/1/27	5,169	4,907
	Allegion US Holding Co. Inc.	5.411%	7/1/32	6,315	6,492
[5]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	9,199	7,660
[5]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	1,022	941
[5]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,384	2,212
[5]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	7,285	6,663
[5]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,084	3,680
[5]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	2,515	2,303
[5]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,493	3,150
[5]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	7,324	6,442
	Amphenol Corp.	2.050%	3/1/25	4,678	4,518
	Amphenol Corp.	4.750%	3/30/26	3,298	3,303
	Amphenol Corp.	4.350%	6/1/29	6,163	6,141
	Amphenol Corp.	2.800%	2/15/30	16,623	15,148

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amphenol Corp.	2.200%	9/15/31	6,545	5,511
[5]	BNSF Funding Trust I	6.613%	12/15/55	1,050	1,024
	Boeing Co.	2.500%	3/1/25	2,831	2,738
	Boeing Co.	4.875%	5/1/25	53,141	52,900
	Boeing Co.	7.250%	6/15/25	675	697
	Boeing Co.	2.600%	10/30/25	5,135	4,909
	Boeing Co.	2.750%	2/1/26	13,139	12,577
	Boeing Co.	2.196%	2/4/26	77,451	73,190
	Boeing Co.	3.100%	5/1/26	11,790	11,334
	Boeing Co.	2.250%	6/15/26	7,766	7,280
	Boeing Co.	2.700%	2/1/27	16,711	15,765
	Boeing Co.	2.800%	3/1/27	8,048	7,582
	Boeing Co.	5.040%	5/1/27	26,515	26,760
	Boeing Co.	3.250%	2/1/28	21,516	20,410
	Boeing Co.	3.250%	3/1/28	6,037	5,674
	Boeing Co.	3.200%	3/1/29	12,568	11,762
	Boeing Co.	2.950%	2/1/30	10,796	9,743
	Boeing Co.	5.150%	5/1/30	63,034	64,176
	Boeing Co.	3.625%	2/1/31	19,931	18,529
	Boeing Co.	6.125%	2/15/33	9,776	10,538
	Boeing Co.	3.600%	5/1/34	14,609	12,933
	Boeing Co.	3.250%	2/1/35	10,235	8,642
	Boeing Co.	6.625%	2/15/38	9,170	10,225
	Boeing Co.	3.550%	3/1/38	5,782	4,702
	Boeing Co.	3.500%	3/1/39	4,862	3,870
	Boeing Co.	6.875%	3/15/39	12,803	14,635
	Boeing Co.	5.875%	2/15/40	8,508	8,834
	Boeing Co.	5.705%	5/1/40	41,550	43,065
	Boeing Co.	3.375%	6/15/46	5,955	4,376
	Boeing Co.	3.650%	3/1/47	10,497	7,749
	Boeing Co.	3.625%	3/1/48	6,339	4,689
	Boeing Co.	3.850%	11/1/48	5,385	4,178
	Boeing Co.	3.900%	5/1/49	16,008	12,655
	Boeing Co.	3.750%	2/1/50	10,015	7,800
	Boeing Co.	5.805%	5/1/50	66,998	69,489
	Boeing Co.	3.825%	3/1/59	8,500	6,310
	Boeing Co.	3.950%	8/1/59	7,325	5,624
	Boeing Co.	5.930%	5/1/60	45,228	46,955
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	13,000	12,715
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	13,389	13,155
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,216	2,315
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	7,632	7,361
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	4,422	4,967
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	6,331	7,110
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	10,147	11,071
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	9,076	9,099
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	16,288	17,083
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	7,525	7,502
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	11,521	10,655
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	8,217	7,584
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	17,762	16,501
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,453	6,614
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	17,384	17,189
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	10,430	9,734
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	18,462	16,410
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	10,238	9,832
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	17,284	14,666
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	15,743	13,820
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	6,726	5,837
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	8,991	7,923
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	15,870	12,785
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	6,800	4,931
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	25,059	19,055
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	19,459	13,609
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	16,705	17,426
	Canadian National Railway Co.	2.750%	3/1/26	9,402	9,055
	Canadian National Railway Co.	6.900%	7/15/28	2,400	2,639
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	3.850%	8/5/32	3,859	3,670
	Canadian National Railway Co.	6.250%	8/1/34	2,799	3,155
	Canadian National Railway Co.	6.200%	6/1/36	6,723	7,565
	Canadian National Railway Co.	6.375%	11/15/37	4,893	5,551
	Canadian National Railway Co.	3.200%	8/2/46	8,366	6,467
	Canadian National Railway Co.	3.650%	2/3/48	5,268	4,381
	Canadian National Railway Co.	4.450%	1/20/49	2,055	1,912
	Canadian National Railway Co.	2.450%	5/1/50	15,220	9,993
	Canadian National Railway Co.	4.400%	8/5/52	12,532	11,779
	Canadian National Railway Co.	6.125%	11/1/53	5,000	5,981
	Canadian Pacific Railway Co.	1.350%	12/2/24	8,645	8,335
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,078	8,844
	Canadian Pacific Railway Co.	1.750%	12/2/26	6,686	6,171
	Canadian Pacific Railway Co.	4.000%	6/1/28	2,959	2,893
	Canadian Pacific Railway Co.	2.875%	11/15/29	6,985	6,298
	Canadian Pacific Railway Co.	2.050%	3/5/30	6,478	5,552
	Canadian Pacific Railway Co.	7.125%	10/15/31	4,422	5,023
	Canadian Pacific Railway Co.	2.450%	12/2/31	20,147	18,678
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,218	3,150
	Canadian Pacific Railway Co.	5.950%	5/15/37	15,925	17,012
	Canadian Pacific Railway Co.	3.000%	12/2/41	13,105	11,688
	Canadian Pacific Railway Co.	4.300%	5/15/43	5,790	5,058
	Canadian Pacific Railway Co.	4.800%	8/1/45	5,613	5,290
	Canadian Pacific Railway Co.	4.950%	8/15/45	6,494	6,171
	Canadian Pacific Railway Co.	4.700%	5/1/48	10,942	9,953
	Canadian Pacific Railway Co.	3.500%	5/1/50	10,675	8,187
	Canadian Pacific Railway Co.	3.100%	12/2/51	30,501	22,077
	Canadian Pacific Railway Co.	6.125%	9/15/15	6,886	7,688
	Carrier Global Corp.	2.242%	2/15/25	27,488	26,595
[7]	Carrier Global Corp.	5.800%	11/30/25	6,215	6,301
	Carrier Global Corp.	2.493%	2/15/27	18,692	17,592
	Carrier Global Corp.	2.722%	2/15/30	41,682	37,318
	Carrier Global Corp.	2.700%	2/15/31	6,548	5,717
[7]	Carrier Global Corp.	5.900%	3/15/34	14,218	15,389
	Carrier Global Corp.	3.377%	4/5/40	29,566	23,817
	Carrier Global Corp.	3.577%	4/5/50	41,177	32,274
[7]	Carrier Global Corp.	6.200%	3/15/54	13,000	15,073
[5]	Caterpillar Financial Services Corp.	3.250%	12/1/24	16,025	15,773
[5]	Caterpillar Financial Services Corp.	4.900%	1/17/25	7,646	7,648
[5]	Caterpillar Financial Services Corp.	1.450%	5/15/25	6,757	6,461
	Caterpillar Financial Services Corp.	5.150%	8/11/25	9,000	9,067
[5]	Caterpillar Financial Services Corp.	3.650%	8/12/25	10,025	9,865
[5]	Caterpillar Financial Services Corp.	0.800%	11/13/25	10,628	9,927
	Caterpillar Financial Services Corp.	0.900%	3/2/26	4,568	4,235
[5]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,000	11,976
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,562	6,229
[5]	Caterpillar Financial Services Corp.	1.150%	9/14/26	5,523	5,072
[5]	Caterpillar Financial Services Corp.	1.700%	1/8/27	7,350	6,797
[5]	Caterpillar Financial Services Corp.	3.600%	8/12/27	10,370	10,132
[5]	Caterpillar Financial Services Corp.	1.100%	9/14/27	8,117	7,258
	Caterpillar Inc.	2.600%	9/19/29	12,060	11,100
	Caterpillar Inc.	2.600%	4/9/30	20,849	18,971
	Caterpillar Inc.	5.300%	9/15/35	3,563	3,856
	Caterpillar Inc.	6.050%	8/15/36	10,131	11,418
	Caterpillar Inc.	3.803%	8/15/42	24,939	21,931

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	4.300%	5/15/44	4,166	3,975
	Caterpillar Inc.	3.250%	9/19/49	14,236	11,274
	Caterpillar Inc.	3.250%	4/9/50	7,192	5,699
	Caterpillar Inc.	4.750%	5/15/64	6,466	6,271
	CH Robinson Worldwide Inc.	4.200%	4/15/28	7,715	7,467
	CNH Industrial Capital LLC	5.450%	10/14/25	4,442	4,467
	CNH Industrial Capital LLC	1.875%	1/15/26	7,215	6,768
	CNH Industrial Capital LLC	1.450%	7/15/26	4,022	3,693
	CNH Industrial Capital LLC	4.550%	4/10/28	4,240	4,184
	CNH Industrial Capital LLC	5.500%	1/12/29	6,890	7,104
[5]	CNH Industrial NV	3.850%	11/15/27	8,743	8,461
	CSX Corp.	3.350%	11/1/25	16,846	16,433
	CSX Corp.	2.600%	11/1/26	9,653	9,190
	CSX Corp.	3.250%	6/1/27	14,748	14,224
	CSX Corp.	3.800%	3/1/28	9,030	8,873
	CSX Corp.	4.250%	3/15/29	21,701	21,675
	CSX Corp.	2.400%	2/15/30	8,750	7,750
	CSX Corp.	4.100%	11/15/32	13,814	13,428
	CSX Corp.	5.200%	11/15/33	8,320	8,681
	CSX Corp.	6.000%	10/1/36	7,377	8,102
	CSX Corp.	6.150%	5/1/37	10,372	11,590
	CSX Corp.	6.220%	4/30/40	11,054	12,442
	CSX Corp.	5.500%	4/15/41	5,107	5,329
	CSX Corp.	4.750%	5/30/42	4,805	4,594
	CSX Corp.	4.400%	3/1/43	1,045	954
	CSX Corp.	4.100%	3/15/44	12,550	10,986
	CSX Corp.	3.800%	11/1/46	5,837	4,852
	CSX Corp.	4.300%	3/1/48	7,020	6,252
	CSX Corp.	4.750%	11/15/48	8,601	8,194
	CSX Corp.	4.500%	3/15/49	14,834	13,546
	CSX Corp.	3.350%	9/15/49	11,541	8,732
	CSX Corp.	3.800%	4/15/50	3,435	2,805
	CSX Corp.	2.500%	5/15/51	5,157	3,337
	CSX Corp.	4.500%	11/15/52	9,265	8,623
	CSX Corp.	4.500%	8/1/54	2,310	2,137
	CSX Corp.	4.250%	11/1/66	9,570	8,181
	CSX Corp.	4.650%	3/1/68	12,724	11,699
	Cummins Inc.	0.750%	9/1/25	5,793	5,431
	Cummins Inc.	1.500%	9/1/30	6,068	5,057
	Cummins Inc.	4.875%	10/1/43	9,666	9,499
	Cummins Inc.	2.600%	9/1/50	8,672	5,754
	Deere & Co.	2.750%	4/15/25	12,100	11,802
	Deere & Co.	5.375%	10/16/29	10,604	11,213
	Deere & Co.	3.100%	4/15/30	13,585	12,605
	Deere & Co.	7.125%	3/3/31	1,653	1,931
	Deere & Co.	3.900%	6/9/42	9,709	8,740
	Deere & Co.	2.875%	9/7/49	2,525	1,892
	Deere & Co.	3.750%	4/15/50	10,675	9,355
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,275	1,253
[5]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	7,682	6,825
	Dover Corp.	3.150%	11/15/25	9,140	8,844
	Dover Corp.	2.950%	11/4/29	4,247	3,844
	Dover Corp.	5.375%	10/15/35	2,935	3,059
	Dover Corp.	5.375%	3/1/41	4,554	4,580
	Eaton Corp.	3.103%	9/15/27	15,140	14,495
	Eaton Corp.	4.000%	11/2/32	13,127	12,714
	Eaton Corp.	4.150%	3/15/33	13,307	13,023
	Eaton Corp.	4.150%	11/2/42	7,809	7,183
	Eaton Corp.	3.915%	9/15/47	3,988	3,466
	Eaton Corp.	4.700%	8/23/52	18,674	18,398
	Emerson Electric Co.	3.150%	6/1/25	8,064	7,888
	Emerson Electric Co.	0.875%	10/15/26	10,813	9,813
	Emerson Electric Co.	1.800%	10/15/27	16,223	14,811
	Emerson Electric Co.	2.000%	12/21/28	10,255	9,196
	Emerson Electric Co.	1.950%	10/15/30	8,635	7,442
	Emerson Electric Co.	2.200%	12/21/31	15,269	13,050
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Emerson Electric Co.	2.750%	10/15/50	11,857	8,126
	Emerson Electric Co.	2.800%	12/21/51	11,825	8,145
	FedEx Corp.	3.250%	4/1/26	12,117	11,721
	FedEx Corp.	3.400%	2/15/28	5,491	5,268
	FedEx Corp.	4.200%	10/17/28	150	148
	FedEx Corp.	3.100%	8/5/29	14,090	13,052
	FedEx Corp.	4.250%	5/15/30	4,941	4,839
	FedEx Corp.	2.400%	5/15/31	6,997	6,015
	FedEx Corp.	4.900%	1/15/34	4,927	5,000
	FedEx Corp.	3.900%	2/1/35	13,740	12,570
	FedEx Corp.	3.250%	5/15/41	9,580	7,415
	FedEx Corp.	3.875%	8/1/42	754	628
	FedEx Corp.	4.100%	4/15/43	6,420	5,455
	FedEx Corp.	5.100%	1/15/44	5,432	5,248
	FedEx Corp.	4.100%	2/1/45	6,562	5,535
	FedEx Corp.	4.750%	11/15/45	20,688	19,066
	FedEx Corp.	4.550%	4/1/46	16,566	14,847
	FedEx Corp.	4.400%	1/15/47	10,175	8,870
	FedEx Corp.	4.050%	2/15/48	14,811	12,346
	FedEx Corp.	4.950%	10/17/48	12,602	11,960
	FedEx Corp.	5.250%	5/15/50	13,652	13,626
[5]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	17,472	14,583
	Fortive Corp.	3.150%	6/15/26	12,189	11,713
	Fortive Corp.	4.300%	6/15/46	4,770	4,063
	General Dynamics Corp.	3.250%	4/1/25	2,001	1,962
	General Dynamics Corp.	3.500%	5/15/25	15,569	15,301
	General Dynamics Corp.	2.125%	8/15/26	8,172	7,708
	General Dynamics Corp.	2.625%	11/15/27	14,629	13,712
	General Dynamics Corp.	3.750%	5/15/28	12,985	12,752
	General Dynamics Corp.	3.625%	4/1/30	15,461	14,853
	General Dynamics Corp.	4.250%	4/1/40	11,754	10,983
	General Dynamics Corp.	3.600%	11/15/42	4,788	4,036
[5]	General Electric Co.	5.875%	1/14/38	23,120	25,451
	HEICO Corp.	5.250%	8/1/28	3,345	3,417
	HEICO Corp.	5.350%	8/1/33	8,225	8,421
	Hexcel Corp.	4.950%	8/15/25	915	907
	Honeywell International Inc.	1.350%	6/1/25	16,215	15,484
	Honeywell International Inc.	2.500%	11/1/26	24,850	23,673
	Honeywell International Inc.	1.100%	3/1/27	16,261	14,756
	Honeywell International Inc.	4.950%	2/15/28	6,183	6,369
	Honeywell International Inc.	4.250%	1/15/29	9,050	9,071
	Honeywell International Inc.	2.700%	8/15/29	9,555	8,833
	Honeywell International Inc.	1.950%	6/1/30	13,420	11,657
	Honeywell International Inc.	1.750%	9/1/31	22,166	18,503
	Honeywell International Inc.	5.000%	2/15/33	24,275	25,410
	Honeywell International Inc.	4.500%	1/15/34	13,000	13,075
	Honeywell International Inc.	5.700%	3/15/36	5,569	6,111
	Honeywell International Inc.	5.700%	3/15/37	8,390	9,191
	Honeywell International Inc.	5.375%	3/1/41	3,879	4,148
	Honeywell International Inc.	3.812%	11/21/47	5,711	4,903
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	9,272	9,080
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	11,091	10,487
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	7,934	6,989
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	9,376	8,919
	IDEX Corp.	3.000%	5/1/30	5,555	4,950
	Illinois Tool Works Inc.	2.650%	11/15/26	19,981	19,080
	Illinois Tool Works Inc.	4.875%	9/15/41	5,065	5,119
	Illinois Tool Works Inc.	3.900%	9/1/42	18,070	16,183
	Ingersoll Rand Inc.	5.400%	8/14/28	2,310	2,381
	Ingersoll Rand Inc.	5.700%	8/14/33	13,300	14,072
	Jacobs Engineering Group Inc.	6.350%	8/18/28	6,930	7,239
	Jacobs Engineering Group Inc.	5.900%	3/1/33	4,054	4,139
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,003	8,810
[5]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	6,084	5,543

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,138	6,870
[5]	John Deere Capital Corp.	2.050%	1/9/25	13,199	12,834
[5]	John Deere Capital Corp.	1.250%	1/10/25	13,985	13,489
[5]	John Deere Capital Corp.	5.150%	3/3/25	6,960	7,000
[5]	John Deere Capital Corp.	3.450%	3/13/25	19,473	19,177
[5]	John Deere Capital Corp.	3.400%	6/6/25	11,508	11,324
[5]	John Deere Capital Corp.	4.950%	6/6/25	5,390	5,412
[5]	John Deere Capital Corp.	4.050%	9/8/25	5,205	5,159
	John Deere Capital Corp.	5.300%	9/8/25	11,935	12,096
[5]	John Deere Capital Corp.	3.400%	9/11/25	5,941	5,824
[5]	John Deere Capital Corp.	4.800%	1/9/26	4,270	4,293
[5]	John Deere Capital Corp.	0.700%	1/15/26	3,978	3,689
[5]	John Deere Capital Corp.	5.050%	3/3/26	7,308	7,417
[5]	John Deere Capital Corp.	4.750%	6/8/26	5,792	5,833
[5]	John Deere Capital Corp.	2.650%	6/10/26	8,610	8,243
[5]	John Deere Capital Corp.	1.050%	6/17/26	8,425	7,761
[5]	John Deere Capital Corp.	5.150%	9/8/26	5,525	5,628
[5]	John Deere Capital Corp.	2.250%	9/14/26	25,467	24,073
[5]	John Deere Capital Corp.	1.700%	1/11/27	12,045	11,123
[5]	John Deere Capital Corp.	1.750%	3/9/27	7,346	6,765
[5]	John Deere Capital Corp.	2.800%	9/8/27	13,309	12,615
[5]	John Deere Capital Corp.	4.150%	9/15/27	11,495	11,421
[5]	John Deere Capital Corp.	3.050%	1/6/28	14,831	14,116
[5]	John Deere Capital Corp.	4.750%	1/20/28	5,625	5,718
[5]	John Deere Capital Corp.	4.900%	3/3/28	12,758	12,995
[5]	John Deere Capital Corp.	4.950%	7/14/28	24,566	25,178
[5]	John Deere Capital Corp.	3.450%	3/7/29	7,800	7,481
[5]	John Deere Capital Corp.	2.800%	7/18/29	11,549	10,709
[5]	John Deere Capital Corp.	4.850%	10/11/29	3,695	3,803
[5]	John Deere Capital Corp.	2.450%	1/9/30	12,737	11,490
[5]	John Deere Capital Corp.	4.700%	6/10/30	14,072	14,289
	John Deere Capital Corp.	1.450%	1/15/31	6,263	5,152
[5]	John Deere Capital Corp.	4.350%	9/15/32	9,795	9,764
[5]	John Deere Capital Corp.	5.150%	9/8/33	18,029	18,984
[5]	Johnson Controls International plc	3.900%	2/14/26	6,089	5,950
	Johnson Controls International plc	1.750%	9/15/30	8,807	7,320
	Johnson Controls International plc	2.000%	9/16/31	4,561	3,800
	Johnson Controls International plc	4.900%	12/1/32	2,500	2,527
[5]	Johnson Controls International plc	6.000%	1/15/36	2,838	3,037
[5]	Johnson Controls International plc	4.625%	7/2/44	11,047	9,959
[5]	Johnson Controls International plc	5.125%	9/14/45	2,234	2,147
	Johnson Controls International plc	4.500%	2/15/47	10,311	9,241
[5]	Johnson Controls International plc	4.950%	7/2/64	5,947	5,436
	Kennametal Inc.	4.625%	6/15/28	8,800	8,585
	Keysight Technologies Inc.	4.600%	4/6/27	10,021	9,993
	Keysight Technologies Inc.	3.000%	10/30/29	4,465	4,061
	Kirby Corp.	4.200%	3/1/28	13,926	13,434
	L3Harris Technologies Inc.	3.832%	4/27/25	18,893	18,563
	L3Harris Technologies Inc.	3.850%	12/15/26	8,387	8,225
	L3Harris Technologies Inc.	5.400%	1/15/27	15,417	15,741
	L3Harris Technologies Inc.	4.400%	6/15/28	3,506	3,463
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	18,987	18,767
	L3Harris Technologies Inc.	2.900%	12/15/29	7,976	7,215
	L3Harris Technologies Inc.	1.800%	1/15/31	6,935	5,706
	L3Harris Technologies Inc.	5.400%	7/31/33	19,580	20,371
	L3Harris Technologies Inc.	4.854%	4/27/35	6,941	6,871
	L3Harris Technologies Inc.	5.054%	4/27/45	7,586	7,499
	L3Harris Technologies Inc.	5.600%	7/31/53	6,455	6,894
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lennox International Inc.	1.350%	8/1/25	5,850	5,507
	Lennox International Inc.	1.700%	8/1/27	5,850	5,256
	Lennox International Inc.	5.500%	9/15/28	6,045	6,214
	LKQ Corp.	6.250%	6/15/33	5,910	6,176
	Lockheed Martin Corp.	4.950%	10/15/25	1,495	1,509
	Lockheed Martin Corp.	3.550%	1/15/26	17,639	17,332
	Lockheed Martin Corp.	5.100%	11/15/27	15,658	16,165
	Lockheed Martin Corp.	4.450%	5/15/28	7,212	7,256
	Lockheed Martin Corp.	1.850%	6/15/30	2,240	1,924
	Lockheed Martin Corp.	3.900%	6/15/32	10,888	10,501
	Lockheed Martin Corp.	5.250%	1/15/33	16,620	17,639
	Lockheed Martin Corp.	4.750%	2/15/34	11,645	11,854
	Lockheed Martin Corp.	3.600%	3/1/35	13,034	11,929
	Lockheed Martin Corp.	4.500%	5/15/36	10,935	10,829
[5]	Lockheed Martin Corp.	6.150%	9/1/36	10,140	11,488
	Lockheed Martin Corp.	5.720%	6/1/40	6,970	7,597
	Lockheed Martin Corp.	4.070%	12/15/42	19,258	17,410
	Lockheed Martin Corp.	3.800%	3/1/45	10,724	9,241
	Lockheed Martin Corp.	4.700%	5/15/46	22,851	22,395
	Lockheed Martin Corp.	4.090%	9/15/52	21,696	19,279
	Lockheed Martin Corp.	4.150%	6/15/53	12,715	11,397
	Lockheed Martin Corp.	5.700%	11/15/54	13,305	14,999
	Lockheed Martin Corp.	5.200%	2/15/55	10,647	11,206
	Lockheed Martin Corp.	4.300%	6/15/62	5,270	4,741
	Lockheed Martin Corp.	5.900%	11/15/63	18,245	21,314
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	11,900	11,934
[5]	Nature Conservancy	3.957%	3/1/52	4,500	3,959
	Norfolk Southern Corp.	3.650%	8/1/25	2,373	2,324
	Norfolk Southern Corp.	2.900%	6/15/26	4,921	4,721
	Norfolk Southern Corp.	7.800%	5/15/27	2,900	3,184
	Norfolk Southern Corp.	3.150%	6/1/27	10,483	10,021
	Norfolk Southern Corp.	3.800%	8/1/28	11,395	11,098
	Norfolk Southern Corp.	2.550%	11/1/29	11,716	10,528
	Norfolk Southern Corp.	5.050%	8/1/30	10,300	10,564
	Norfolk Southern Corp.	2.300%	5/15/31	6,020	5,193
	Norfolk Southern Corp.	3.000%	3/15/32	8,589	7,639
	Norfolk Southern Corp.	5.550%	3/15/34	5,680	6,008
	Norfolk Southern Corp.	4.837%	10/1/41	15,646	15,124
	Norfolk Southern Corp.	3.950%	10/1/42	2,303	1,966
	Norfolk Southern Corp.	4.450%	6/15/45	8,538	7,654
	Norfolk Southern Corp.	4.650%	1/15/46	7,172	6,615
	Norfolk Southern Corp.	3.942%	11/1/47	4,311	3,598
	Norfolk Southern Corp.	4.150%	2/28/48	2,483	2,142
	Norfolk Southern Corp.	4.100%	5/15/49	6,175	5,257
	Norfolk Southern Corp.	3.400%	11/1/49	5,725	4,329
	Norfolk Southern Corp.	3.050%	5/15/50	11,473	8,164
	Norfolk Southern Corp.	4.050%	8/15/52	7,724	6,524
	Norfolk Southern Corp.	4.550%	6/1/53	7,410	6,779
	Norfolk Southern Corp.	5.350%	8/1/54	13,375	13,922
	Norfolk Southern Corp.	3.155%	5/15/55	24,797	17,446
	Norfolk Southern Corp.	5.950%	3/15/64	7,445	8,297
	Norfolk Southern Corp.	4.100%	5/15/21	9,492	7,193
	Northrop Grumman Corp.	2.930%	1/15/25	11,420	11,162
	Northrop Grumman Corp.	3.200%	2/1/27	3,724	3,583
	Northrop Grumman Corp.	3.250%	1/15/28	38,470	36,785
	Northrop Grumman Corp.	4.400%	5/1/30	18,573	18,471
	Northrop Grumman Corp.	4.700%	3/15/33	8,715	8,790
	Northrop Grumman Corp.	5.150%	5/1/40	26,009	26,400
	Northrop Grumman Corp.	5.050%	11/15/40	7,599	7,584
	Northrop Grumman Corp.	4.750%	6/1/43	16,669	15,960
	Northrop Grumman Corp.	3.850%	4/15/45	6,350	5,327
	Northrop Grumman Corp.	4.030%	10/15/47	32,611	28,021
	Northrop Grumman Corp.	5.250%	5/1/50	2,669	2,749
	Northrop Grumman Corp.	4.950%	3/15/53	13,523	13,416
	nVent Finance Sarl	4.550%	4/15/28	7,211	7,008
	nVent Finance Sarl	5.650%	5/15/33	5,755	5,830
	Oshkosh Corp.	4.600%	5/15/28	9,000	8,873

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oshkosh Corp.	3.100%	3/1/30	1,367	1,231
	Otis Worldwide Corp.	2.056%	4/5/25	13,853	13,329
	Otis Worldwide Corp.	2.293%	4/5/27	8,795	8,196
	Otis Worldwide Corp.	5.250%	8/16/28	10,000	10,296
	Otis Worldwide Corp.	2.565%	2/15/30	24,734	22,022
	Otis Worldwide Corp.	3.112%	2/15/40	12,721	10,196
	Otis Worldwide Corp.	3.362%	2/15/50	6,188	4,799
[5]	PACCAR Financial Corp.	1.800%	2/6/25	6,694	6,478
[5]	PACCAR Financial Corp.	4.450%	3/30/26	4,611	4,609
[5]	PACCAR Financial Corp.	5.050%	8/10/26	3,665	3,717
[5]	PACCAR Financial Corp.	4.950%	8/10/28	3,300	3,406
	Parker-Hannifin Corp.	3.250%	3/1/27	21,939	21,055
	Parker-Hannifin Corp.	3.250%	6/14/29	12,561	11,823
	Parker-Hannifin Corp.	4.500%	9/15/29	13,597	13,643
[5]	Parker-Hannifin Corp.	4.200%	11/21/34	6,788	6,512
[5]	Parker-Hannifin Corp.	6.250%	5/15/38	5,795	6,440
[5]	Parker-Hannifin Corp.	4.450%	11/21/44	8,287	7,545
	Parker-Hannifin Corp.	4.100%	3/1/47	8,592	7,453
	Parker-Hannifin Corp.	4.000%	6/14/49	14,726	12,839
	Pentair Finance Sarl	4.500%	7/1/29	5,641	5,434
	Precision Castparts Corp.	3.250%	6/15/25	16,000	15,671
	Precision Castparts Corp.	3.900%	1/15/43	6,465	5,623
	Precision Castparts Corp.	4.375%	6/15/45	4,542	4,124
[7]	Regal Rexnord Corp.	6.050%	2/15/26	14,150	14,301
[7]	Regal Rexnord Corp.	6.050%	4/15/28	16,995	17,223
[7]	Regal Rexnord Corp.	6.300%	2/15/30	15,025	15,467
[7]	Regal Rexnord Corp.	6.400%	4/15/33	16,205	16,923
	Republic Services Inc.	3.200%	3/15/25	9,879	9,655
	Republic Services Inc.	0.875%	11/15/25	2,564	2,376
	Republic Services Inc.	2.900%	7/1/26	8,067	7,750
	Republic Services Inc.	3.375%	11/15/27	3,491	3,355
	Republic Services Inc.	3.950%	5/15/28	5,412	5,308
	Republic Services Inc.	4.875%	4/1/29	2,416	2,464
	Republic Services Inc.	2.300%	3/1/30	11,042	9,734
	Republic Services Inc.	1.450%	2/15/31	8,680	7,060
	Republic Services Inc.	1.750%	2/15/32	12,520	10,197
	Republic Services Inc.	5.000%	4/1/34	19,944	20,423
	Republic Services Inc.	6.200%	3/1/40	6,888	7,730
	Republic Services Inc.	5.700%	5/15/41	9,157	9,880
	Republic Services Inc.	3.050%	3/1/50	4,003	2,950
	Rockwell Automation Inc.	3.500%	3/1/29	8,751	8,483
	Rockwell Automation Inc.	1.750%	8/15/31	2,148	1,775
	Rockwell Automation Inc.	4.200%	3/1/49	8,885	8,001
	Rockwell Automation Inc.	2.800%	8/15/61	3,385	2,199
	RTX Corp.	3.950%	8/16/25	19,316	19,042
	RTX Corp.	5.000%	2/27/26	2,290	2,300
	RTX Corp.	2.650%	11/1/26	3,668	3,474
	RTX Corp.	3.500%	3/15/27	14,880	14,340
	RTX Corp.	3.125%	5/4/27	12,744	12,124
	RTX Corp.	7.200%	8/15/27	3,430	3,708
	RTX Corp.	4.125%	11/16/28	48,492	47,371
	RTX Corp.	5.750%	1/15/29	7,000	7,320
	RTX Corp.	2.250%	7/1/30	9,498	8,204
	RTX Corp.	1.900%	9/1/31	15,934	12,965
	RTX Corp.	2.375%	3/15/32	13,973	11,635
	RTX Corp.	5.150%	2/27/33	16,135	16,450
	RTX Corp.	6.100%	3/15/34	20,722	22,469
	RTX Corp.	5.400%	5/1/35	10,810	11,165
	RTX Corp.	6.050%	6/1/36	15,028	16,299
	RTX Corp.	6.125%	7/15/38	7,183	7,829
	RTX Corp.	4.450%	11/16/38	12,305	11,333
	RTX Corp.	4.700%	12/15/41	9,440	8,736
	RTX Corp.	4.500%	6/1/42	45,940	41,862
	RTX Corp.	4.800%	12/15/43	15,741	14,640
	RTX Corp.	4.150%	5/15/45	14,334	12,232
	RTX Corp.	3.750%	11/1/46	15,707	12,493
	RTX Corp.	4.350%	4/15/47	18,362	16,059
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.050%	5/4/47	7,857	6,554
	RTX Corp.	4.625%	11/16/48	4,427	4,051
	RTX Corp.	3.125%	7/1/50	9,637	6,812
	RTX Corp.	2.820%	9/1/51	13,223	8,730
	RTX Corp.	3.030%	3/15/52	14,495	10,011
	RTX Corp.	5.375%	2/27/53	21,540	21,941
	RTX Corp.	6.400%	3/15/54	23,725	27,494
[5]	Ryder System Inc.	4.625%	6/1/25	12,684	12,589
[5]	Ryder System Inc.	1.750%	9/1/26	3,546	3,268
[5]	Ryder System Inc.	2.900%	12/1/26	6,608	6,236
[5]	Ryder System Inc.	2.850%	3/1/27	2,473	2,323
[5]	Ryder System Inc.	5.650%	3/1/28	9,169	9,445
[5]	Ryder System Inc.	5.250%	6/1/28	8,133	8,245
	Ryder System Inc.	6.300%	12/1/28	3,690	3,913
	Ryder System Inc.	6.600%	12/1/33	8,790	9,764
	Southwest Airlines Co.	5.250%	5/4/25	29,783	29,786
	Southwest Airlines Co.	3.000%	11/15/26	8,116	7,707
	Southwest Airlines Co.	5.125%	6/15/27	30,938	31,080
	Southwest Airlines Co.	3.450%	11/16/27	3,513	3,326
	Southwest Airlines Co.	2.625%	2/10/30	5,079	4,440
[5]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,126	1,009
	Teledyne Technologies Inc.	1.600%	4/1/26	735	682
	Teledyne Technologies Inc.	2.250%	4/1/28	4,322	3,915
	Teledyne Technologies Inc.	2.750%	4/1/31	17,103	14,885
	Textron Inc.	3.875%	3/1/25	12,626	12,418
	Textron Inc.	4.000%	3/15/26	7,033	6,896
	Textron Inc.	3.650%	3/15/27	12,621	12,109
	Textron Inc.	3.375%	3/1/28	9,679	9,142
	Textron Inc.	3.900%	9/17/29	4,700	4,472
	Textron Inc.	2.450%	3/15/31	4,285	3,649
	Textron Inc.	6.100%	11/15/33	4,770	5,097
	Timken Co.	4.500%	12/15/28	10,120	9,843
	Timken Co.	4.125%	4/1/32	4,572	4,212
	Trane Technologies Financing Ltd.	3.500%	3/21/26	4,425	4,303
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,169	11,790
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,190	6,414
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,654	3,396
	Trane Technologies Financing Ltd.	4.500%	3/21/49	5,052	4,693
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	9,573	9,349
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	6,900	7,420
	Trimble Inc.	4.750%	12/1/24	7,956	7,881
	Trimble Inc.	4.900%	6/15/28	7,172	7,216
	Triton Container International Ltd.	3.250%	3/15/32	7,645	6,162
	Tyco Electronics Group SA	4.500%	2/13/26	8,170	8,142
	Tyco Electronics Group SA	3.700%	2/15/26	1,529	1,498
	Tyco Electronics Group SA	3.125%	8/15/27	15,273	14,576
	Tyco Electronics Group SA	2.500%	2/4/32	7,490	6,493
	Tyco Electronics Group SA	7.125%	10/1/37	9,028	10,631
	Union Pacific Corp.	3.250%	1/15/25	3,842	3,767
	Union Pacific Corp.	3.750%	7/15/25	20,073	19,756
	Union Pacific Corp.	3.250%	8/15/25	18,083	17,683
	Union Pacific Corp.	2.750%	3/1/26	17,714	17,068
	Union Pacific Corp.	2.150%	2/5/27	10,591	9,899
	Union Pacific Corp.	3.000%	4/15/27	2,246	2,149
	Union Pacific Corp.	3.950%	9/10/28	5,326	5,291
	Union Pacific Corp.	3.700%	3/1/29	4,257	4,162
	Union Pacific Corp.	2.400%	2/5/30	2,766	2,470
	Union Pacific Corp.	2.375%	5/20/31	1,458	1,268
	Union Pacific Corp.	2.800%	2/14/32	9,247	8,208
	Union Pacific Corp.	3.375%	2/1/35	10,305	9,098
	Union Pacific Corp.	2.891%	4/6/36	9,723	8,176
	Union Pacific Corp.	3.600%	9/15/37	2,972	2,642
	Union Pacific Corp.	3.200%	5/20/41	21,206	17,008
	Union Pacific Corp.	4.050%	11/15/45	4,044	3,453

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	4.050%	3/1/46	4,043	3,461
	Union Pacific Corp.	3.350%	8/15/46	7,644	5,729
	Union Pacific Corp.	4.000%	4/15/47	1,650	1,396
	Union Pacific Corp.	3.250%	2/5/50	19,742	15,126
	Union Pacific Corp.	3.799%	10/1/51	943	791
	Union Pacific Corp.	2.950%	3/10/52	14,643	10,400
	Union Pacific Corp.	4.950%	9/9/52	5,035	5,145
	Union Pacific Corp.	3.500%	2/14/53	22,855	18,112
	Union Pacific Corp.	4.950%	5/15/53	5,290	5,403
	Union Pacific Corp.	3.875%	2/1/55	6,867	5,633
	Union Pacific Corp.	3.950%	8/15/59	6,743	5,525
	Union Pacific Corp.	3.839%	3/20/60	23,644	19,316
	Union Pacific Corp.	3.550%	5/20/61	7,349	5,545
	Union Pacific Corp.	2.973%	9/16/62	27,115	18,288
	Union Pacific Corp.	5.150%	1/20/63	5,984	6,081
	Union Pacific Corp.	4.100%	9/15/67	5,934	4,933
	Union Pacific Corp.	3.750%	2/5/70	7,450	5,798
	Union Pacific Corp.	3.799%	4/6/71	24,844	19,667
	Union Pacific Corp.	3.850%	2/14/72	5,269	4,184
[5]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	323	334
[5]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,821	1,755
[5]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,455	2,329
[5]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	851	801
[5]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	2,365	2,101
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	25,485	25,756
[5]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	19,465	19,763
[5]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,948	2,738
[5]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	20,820	19,014
[5]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	4,241	3,792
[5]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	6,746	6,218
[5]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	5,209	4,385
[5]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	6,560	6,368
	United Parcel Service Inc.	3.900%	4/1/25	9,310	9,206
	United Parcel Service Inc.	2.400%	11/15/26	9,011	8,572
	United Parcel Service Inc.	3.050%	11/15/27	11,066	10,607
	United Parcel Service Inc.	3.400%	3/15/29	12,307	11,915
	United Parcel Service Inc.	2.500%	9/1/29	7,780	7,074
	United Parcel Service Inc.	4.450%	4/1/30	5,772	5,831
	United Parcel Service Inc.	4.875%	3/3/33	14,725	15,289
	United Parcel Service Inc.	6.200%	1/15/38	12,696	14,554
	United Parcel Service Inc.	5.200%	4/1/40	13,939	14,504
	United Parcel Service Inc.	4.875%	11/15/40	8,701	8,731
	United Parcel Service Inc.	3.625%	10/1/42	11,795	10,043
	United Parcel Service Inc.	3.400%	11/15/46	775	623
	United Parcel Service Inc.	3.750%	11/15/47	13,380	11,334
	United Parcel Service Inc.	4.250%	3/15/49	16,351	14,862
	United Parcel Service Inc.	3.400%	9/1/49	5,409	4,358
	United Parcel Service Inc.	5.300%	4/1/50	8,515	9,041
	United Parcel Service Inc.	5.050%	3/3/53	20,480	21,248
	United Parcel Service of America Inc.	7.620%	4/1/30	1,888	2,193
[5]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	510	510
	Valmont Industries Inc.	5.000%	10/1/44	6,000	5,413
	Valmont Industries Inc.	5.250%	10/1/54	4,975	4,466
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Veralto Corp.	5.500%	9/18/26	9,120	9,272
[7]	Veralto Corp.	5.350%	9/18/28	9,000	9,225
[7]	Veralto Corp.	5.450%	9/18/33	9,000	9,338
	Vontier Corp.	1.800%	4/1/26	6,436	5,920
	Vontier Corp.	2.400%	4/1/28	7,010	6,190
	Vontier Corp.	2.950%	4/1/31	8,333	7,012
	Waste Connections Inc.	4.250%	12/1/28	2,916	2,901
	Waste Connections Inc.	3.500%	5/1/29	10,276	9,829
	Waste Connections Inc.	2.600%	2/1/30	8,545	7,674
	Waste Connections Inc.	2.200%	1/15/32	15,524	12,963
	Waste Connections Inc.	4.200%	1/15/33	2,037	1,978
	Waste Connections Inc.	3.050%	4/1/50	6,595	4,777
	Waste Connections Inc.	2.950%	1/15/52	9,770	6,887
	Waste Management Inc.	3.125%	3/1/25	100	98
	Waste Management Inc.	0.750%	11/15/25	3,436	3,193
	Waste Management Inc.	3.150%	11/15/27	18,235	17,472
	Waste Management Inc.	4.875%	2/15/29	15,050	15,400
	Waste Management Inc.	2.000%	6/1/29	3,136	2,791
	Waste Management Inc.	1.500%	3/15/31	18,210	14,885
	Waste Management Inc.	4.625%	2/15/33	15,075	15,136
	Waste Management Inc.	4.875%	2/15/34	17,968	18,335
	Waste Management Inc.	2.950%	6/1/41	10,167	7,966
	Waste Management Inc.	2.500%	11/15/50	9,943	6,620
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	6,473	6,264
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,999	11,477
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	16,135	15,959
	WW Grainger Inc.	1.850%	2/15/25	8,075	7,796
	WW Grainger Inc.	3.750%	5/15/46	6,043	5,060
	WW Grainger Inc.	4.200%	5/15/47	4,985	4,496
	Xylem Inc.	3.250%	11/1/26	5,919	5,704
	Xylem Inc.	1.950%	1/30/28	8,900	8,054
	Xylem Inc.	2.250%	1/30/31	6,725	5,764
	Xylem Inc.	4.375%	11/1/46	5,300	4,567
					6,130,154
Materials (0.8%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	941	891
	Air Products and Chemicals Inc.	1.850%	5/15/27	9,312	8,583
	Air Products and Chemicals Inc.	2.050%	5/15/30	10,235	8,948
	Air Products and Chemicals Inc.	4.800%	3/3/33	4,810	4,972
	Air Products and Chemicals Inc.	2.700%	5/15/40	12,638	9,652
	Air Products and Chemicals Inc.	2.800%	5/15/50	11,306	8,099
	Albemarle Corp.	4.650%	6/1/27	5,780	5,681
	Albemarle Corp.	5.050%	6/1/32	7,070	6,903
	Albemarle Corp.	5.450%	12/1/44	7,580	7,117
	Albemarle Corp.	5.650%	6/1/52	6,575	6,113
	Amcor Finance USA Inc.	5.625%	5/26/33	8,249	8,580
	Amcor Flexibles North America Inc.	4.000%	5/17/25	5,090	5,003
[5]	Amcor Flexibles North America Inc.	3.100%	9/15/26	3,803	3,565
	Amcor Flexibles North America Inc.	2.630%	6/19/30	14,827	12,851
	Amcor Flexibles North America Inc.	2.690%	5/25/31	6,217	5,374
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	9,985	8,992
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	9,130	7,935
	ArcelorMittal SA	4.550%	3/11/26	6,191	6,099
	ArcelorMittal SA	6.550%	11/29/27	16,970	17,815
	ArcelorMittal SA	4.250%	7/16/29	7,112	6,935
	ArcelorMittal SA	6.800%	11/29/32	13,145	14,220
	ArcelorMittal SA	7.000%	10/15/39	10,485	11,344
	ArcelorMittal SA	6.750%	3/1/41	7,526	7,963
	Barrick Gold Corp.	6.450%	10/15/35	2,975	3,281
	Barrick North America Finance LLC	5.700%	5/30/41	11,814	12,437

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barrick North America Finance LLC	5.750%	5/1/43	12,134	12,985
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	14,554	15,607
	Berry Global Inc.	1.570%	1/15/26	19,610	18,236
	Berry Global Inc.	1.650%	1/15/27	27,601	24,879
[7]	Berry Global Inc.	5.500%	4/15/28	6,450	6,530
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	13,784	13,859
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	620	641
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,150	10,380
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	13,880	14,023
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	8,000	8,222
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	11,550	11,961
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	8,145	8,334
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	19,400	20,140
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	14,796	13,429
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	34,546	34,907
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	8,600	9,399
	Cabot Corp.	4.000%	7/1/29	5,388	5,120
	Carlisle Cos. Inc.	3.500%	12/1/24	3,472	3,406
	Carlisle Cos. Inc.	3.750%	12/1/27	7,696	7,378
	Carlisle Cos. Inc.	2.750%	3/1/30	11,293	10,020
	Celanese US Holdings LLC	6.050%	3/15/25	6,054	6,088
	Celanese US Holdings LLC	1.400%	8/5/26	5,482	4,998
	Celanese US Holdings LLC	6.165%	7/15/27	26,160	26,835
	Celanese US Holdings LLC	6.350%	11/15/28	12,775	13,395
	Celanese US Holdings LLC	6.330%	7/15/29	10,707	11,238
	Celanese US Holdings LLC	6.550%	11/15/30	13,000	13,764
	Celanese US Holdings LLC	6.379%	7/15/32	12,449	13,177
	Celanese US Holdings LLC	6.700%	11/15/33	13,810	15,012
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	6,185	5,762
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	10,225	8,795
	CF Industries Inc.	5.150%	3/15/34	11,055	10,958
	CF Industries Inc.	4.950%	6/1/43	9,790	8,977
	CF Industries Inc.	5.375%	3/15/44	10,348	9,912
	Dow Chemical Co.	4.550%	11/30/25	459	454
	Dow Chemical Co.	4.800%	11/30/28	4,384	4,429
	Dow Chemical Co.	7.375%	11/1/29	6,027	6,805
	Dow Chemical Co.	2.100%	11/15/30	11,175	9,571
	Dow Chemical Co.	4.250%	10/1/34	12,490	11,963
	Dow Chemical Co.	9.400%	5/15/39	11,560	16,134
	Dow Chemical Co.	5.250%	11/15/41	19,103	18,816
	Dow Chemical Co.	4.375%	11/15/42	16,488	14,559
	Dow Chemical Co.	4.625%	10/1/44	7,067	6,489
	Dow Chemical Co.	5.550%	11/30/48	11,480	11,762
	Dow Chemical Co.	4.800%	5/15/49	12,533	11,536
	Dow Chemical Co.	3.600%	11/15/50	11,415	8,829
	Dow Chemical Co.	6.900%	5/15/53	6,880	8,309
	DuPont de Nemours Inc.	4.493%	11/15/25	28,653	28,473
	DuPont de Nemours Inc.	4.725%	11/15/28	25,515	25,920
	DuPont de Nemours Inc.	5.319%	11/15/38	16,722	17,167
	DuPont de Nemours Inc.	5.419%	11/15/48	24,399	25,482
	Eagle Materials Inc.	2.500%	7/1/31	6,590	5,592
	Eastman Chemical Co.	3.800%	3/15/25	9,246	9,088
	Eastman Chemical Co.	4.500%	12/1/28	1,979	1,938
	Eastman Chemical Co.	5.750%	3/8/33	3,225	3,349
	Eastman Chemical Co.	4.800%	9/1/42	10,963	9,971
	Eastman Chemical Co.	4.650%	10/15/44	13,078	11,532
	Ecolab Inc.	2.700%	11/1/26	13,639	13,062
	Ecolab Inc.	1.650%	2/1/27	4,191	3,854
	Ecolab Inc.	3.250%	12/1/27	4,725	4,537
	Ecolab Inc.	5.250%	1/15/28	4,275	4,418
	Ecolab Inc.	4.800%	3/24/30	7,015	7,209
	Ecolab Inc.	1.300%	1/30/31	5,177	4,232
	Ecolab Inc.	2.125%	2/1/32	9,936	8,469
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecolab Inc.	2.125%	8/15/50	5,500	3,395
	Ecolab Inc.	2.700%	12/15/51	21,117	14,429
	Ecolab Inc.	2.750%	8/18/55	18,198	12,289
	EIDP Inc.	1.700%	7/15/25	8,202	7,786
	EIDP Inc.	4.500%	5/15/26	7,905	7,882
	EIDP Inc.	2.300%	7/15/30	6,550	5,738
	EIDP Inc.	4.800%	5/15/33	7,840	7,938
	FMC Corp.	5.150%	5/18/26	5,440	5,434
	FMC Corp.	3.200%	10/1/26	5,996	5,676
	FMC Corp.	3.450%	10/1/29	10,462	9,559
	FMC Corp.	5.650%	5/18/33	6,445	6,406
	FMC Corp.	4.500%	10/1/49	8,641	6,792
	FMC Corp.	6.375%	5/18/53	6,290	6,448
	Freeport-McMoRan Inc.	5.000%	9/1/27	6,174	6,113
	Freeport-McMoRan Inc.	4.125%	3/1/28	6,187	5,933
	Freeport-McMoRan Inc.	4.375%	8/1/28	10,007	9,627
	Freeport-McMoRan Inc.	5.250%	9/1/29	10,900	11,045
	Freeport-McMoRan Inc.	4.250%	3/1/30	10,157	9,541
	Freeport-McMoRan Inc.	4.625%	8/1/30	10,476	10,241
	Freeport-McMoRan Inc.	5.400%	11/14/34	9,507	9,574
	Freeport-McMoRan Inc.	5.450%	3/15/43	21,907	21,243
[7]	Georgia-Pacific LLC	1.750%	9/30/25	5,000	4,732
	Georgia-Pacific LLC	7.375%	12/1/25	5,750	5,981
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,745
	Georgia-Pacific LLC	7.750%	11/15/29	7,285	8,411
[7]	Georgia-Pacific LLC	2.300%	4/30/30	3,424	2,965
	Georgia-Pacific LLC	8.875%	5/15/31	5,228	6,535
	Huntsman International LLC	4.500%	5/1/29	9,644	9,306
	Huntsman International LLC	2.950%	6/15/31	5,144	4,375
	International Flavors & Fragrances Inc.	4.450%	9/26/28	3,377	3,295
	International Flavors & Fragrances Inc.	4.375%	6/1/47	7,156	5,499
	International Flavors & Fragrances Inc.	5.000%	9/26/48	10,889	9,305
	International Paper Co.	5.000%	9/15/35	6,272	6,272
	International Paper Co.	6.000%	11/15/41	9,848	10,442
	International Paper Co.	4.800%	6/15/44	15,692	14,471
	International Paper Co.	4.350%	8/15/48	6,850	6,155
	Kinross Gold Corp.	4.500%	7/15/27	1,645	1,608
[7]	Kinross Gold Corp.	6.250%	7/15/33	6,595	6,915
	Linde Inc.	4.800%	12/5/24	8,372	8,353
	Linde Inc.	2.650%	2/5/25	10,191	9,942
	Linde Inc.	4.700%	12/5/25	7,089	7,101
	Linde Inc.	3.200%	1/30/26	7,976	7,752
	Linde Inc.	1.100%	8/10/30	9,465	7,851
	Linde Inc.	3.550%	11/7/42	3,920	3,263
	Linde Inc.	2.000%	8/10/50	4,800	2,830
	Lubrizol Corp.	6.500%	10/1/34	5,528	6,481
	LYB International Finance BV	5.250%	7/15/43	4,412	4,222
	LYB International Finance BV	4.875%	3/15/44	12,192	11,275
	LYB International Finance III LLC	1.250%	10/1/25	4,302	4,020
	LYB International Finance III LLC	2.250%	10/1/30	6,007	5,153
	LYB International Finance III LLC	5.625%	5/15/33	3,168	3,314
	LYB International Finance III LLC	3.375%	10/1/40	3,409	2,620
	LYB International Finance III LLC	4.200%	10/15/49	8,744	6,976
	LYB International Finance III LLC	4.200%	5/1/50	20,921	16,721
	LYB International Finance III LLC	3.625%	4/1/51	18,874	13,779
	LYB International Finance III LLC	3.800%	10/1/60	6,015	4,283
	LyondellBasell Industries NV	4.625%	2/26/55	12,492	10,876
	Martin Marietta Materials Inc.	3.450%	6/1/27	7,241	6,932
	Martin Marietta Materials Inc.	3.500%	12/15/27	12,570	12,061
[5]	Martin Marietta Materials Inc.	2.500%	3/15/30	7,188	6,336
	Martin Marietta Materials Inc.	2.400%	7/15/31	9,758	8,312
	Martin Marietta Materials Inc.	4.250%	12/15/47	11,130	9,816
	Martin Marietta Materials Inc.	3.200%	7/15/51	13,272	9,861
	Mosaic Co.	4.050%	11/15/27	9,047	8,827

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic Co.	5.375%	11/15/28	5,100	5,210
	Mosaic Co.	5.450%	11/15/33	10,028	10,232
	Mosaic Co.	4.875%	11/15/41	7,016	6,290
	Mosaic Co.	5.625%	11/15/43	6,922	6,829
	NewMarket Corp.	2.700%	3/18/31	5,645	4,748
	Newmont Corp.	2.800%	10/1/29	9,474	8,658
	Newmont Corp.	2.250%	10/1/30	13,485	11,654
	Newmont Corp.	2.600%	7/15/32	14,863	12,709
[5]	Newmont Corp.	5.875%	4/1/35	4,539	4,883
	Newmont Corp.	6.250%	10/1/39	16,121	17,893
	Newmont Corp.	4.875%	3/15/42	13,502	13,157
	Newmont Corp.	5.450%	6/9/44	6,309	6,416
	Nucor Corp.	3.950%	5/23/25	2,891	2,845
	Nucor Corp.	2.000%	6/1/25	5,413	5,199
	Nucor Corp.	4.300%	5/23/27	5,250	5,196
	Nucor Corp.	3.950%	5/1/28	1,932	1,887
	Nucor Corp.	2.700%	6/1/30	3,847	3,484
	Nucor Corp.	3.125%	4/1/32	7,137	6,417
	Nucor Corp.	6.400%	12/1/37	3,365	3,828
	Nucor Corp.	2.979%	12/15/55	31,340	21,288
	Nutrien Ltd.	3.000%	4/1/25	9,031	8,776
	Nutrien Ltd.	5.950%	11/7/25	3,714	3,782
	Nutrien Ltd.	4.000%	12/15/26	7,689	7,523
	Nutrien Ltd.	4.900%	3/27/28	4,550	4,598
	Nutrien Ltd.	2.950%	5/13/30	2,205	1,993
	Nutrien Ltd.	4.125%	3/15/35	7,225	6,695
	Nutrien Ltd.	5.875%	12/1/36	2,822	2,949
	Nutrien Ltd.	5.625%	12/1/40	4,910	4,932
	Nutrien Ltd.	4.900%	6/1/43	7,502	7,030
	Nutrien Ltd.	5.250%	1/15/45	21,130	20,494
	Nutrien Ltd.	5.000%	4/1/49	7,580	7,210
	Nutrien Ltd.	5.800%	3/27/53	6,377	6,840
	Packaging Corp. of America	3.400%	12/15/27	6,142	5,855
	Packaging Corp. of America	3.000%	12/15/29	14,336	12,982
	Packaging Corp. of America	4.050%	12/15/49	3,842	3,173
	Packaging Corp. of America	3.050%	10/1/51	9,321	6,518
	PPG Industries Inc.	1.200%	3/15/26	10,536	9,742
	PPG Industries Inc.	2.550%	6/15/30	6,984	6,075
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	2,650	2,480
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	8,915	7,565
	Rio Tinto Alcan Inc.	7.250%	3/15/31	3,260	3,725
	Rio Tinto Alcan Inc.	5.750%	6/1/35	10,175	10,790
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	10,265	11,317
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	14,535	14,982
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	22,762	15,577
	Rio Tinto Finance USA plc	5.000%	3/9/33	8,295	8,606
	Rio Tinto Finance USA plc	4.750%	3/22/42	9,088	8,816
	Rio Tinto Finance USA plc	4.125%	8/21/42	10,458	9,462
	Rio Tinto Finance USA plc	5.125%	3/9/53	7,900	8,214
	Rohm & Haas Co.	7.850%	7/15/29	10,049	11,323
	RPM International Inc.	3.750%	3/15/27	5,945	5,716
	RPM International Inc.	4.550%	3/1/29	4,553	4,489
	RPM International Inc.	2.950%	1/15/32	3,618	3,058
	RPM International Inc.	5.250%	6/1/45	4,437	4,181
	RPM International Inc.	4.250%	1/15/48	4,465	3,696
	Sherwin-Williams Co.	3.450%	8/1/25	10,638	10,357
	Sherwin-Williams Co.	4.250%	8/8/25	1,900	1,884
	Sherwin-Williams Co.	3.950%	1/15/26	9,501	9,347
	Sherwin-Williams Co.	3.450%	6/1/27	20,433	19,737
	Sherwin-Williams Co.	2.950%	8/15/29	22,792	21,118
	Sherwin-Williams Co.	2.300%	5/15/30	4,223	3,681
	Sherwin-Williams Co.	2.200%	3/15/32	7,595	6,323
	Sherwin-Williams Co.	4.000%	12/15/42	2,337	1,956
	Sherwin-Williams Co.	4.550%	8/1/45	4,949	4,438
	Sherwin-Williams Co.	4.500%	6/1/47	10,101	9,244
	Sherwin-Williams Co.	3.800%	8/15/49	6,923	5,583
	Sherwin-Williams Co.	3.300%	5/15/50	9,369	6,902
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	2.900%	3/15/52	5,161	3,571
	Sonoco Products Co.	2.250%	2/1/27	2,792	2,569
	Sonoco Products Co.	3.125%	5/1/30	8,781	7,932
	Southern Copper Corp.	3.875%	4/23/25	4,145	4,059
	Southern Copper Corp.	7.500%	7/27/35	11,848	13,718
	Southern Copper Corp.	6.750%	4/16/40	16,728	18,710
	Southern Copper Corp.	5.250%	11/8/42	18,213	17,586
	Southern Copper Corp.	5.875%	4/23/45	19,381	19,711
	Steel Dynamics Inc.	2.800%	12/15/24	4,914	4,786
	Steel Dynamics Inc.	2.400%	6/15/25	5,641	5,403
	Steel Dynamics Inc.	5.000%	12/15/26	2,345	2,355
	Steel Dynamics Inc.	1.650%	10/15/27	3,705	3,301
	Steel Dynamics Inc.	3.450%	4/15/30	13,158	12,149
	Steel Dynamics Inc.	3.250%	1/15/31	7,584	6,882
	Steel Dynamics Inc.	3.250%	10/15/50	5,625	3,912
	Suzano Austria GmbH	2.500%	9/15/28	3,126	2,745
	Suzano Austria GmbH	6.000%	1/15/29	29,547	30,189
	Suzano Austria GmbH	5.000%	1/15/30	12,911	12,455
	Suzano Austria GmbH	3.750%	1/15/31	14,538	12,759
[5]	Suzano Austria GmbH	3.125%	1/15/32	13,103	10,827
	Suzano International Finance BV	4.000%	1/14/25	4,092	4,001
	Suzano International Finance BV	5.500%	1/17/27	10,900	11,030
	Teck Resources Ltd.	3.900%	7/15/30	9,385	8,728
	Teck Resources Ltd.	6.125%	10/1/35	3,880	4,066
	Teck Resources Ltd.	6.000%	8/15/40	8,935	9,100
	Teck Resources Ltd.	5.200%	3/1/42	3,505	3,248
	Teck Resources Ltd.	5.400%	2/1/43	3,355	3,208
	Vale Overseas Ltd.	3.750%	7/8/30	20,905	19,184
	Vale Overseas Ltd.	6.125%	6/12/33	18,319	18,979
	Vale Overseas Ltd.	8.250%	1/17/34	4,537	5,340
	Vale Overseas Ltd.	6.875%	11/21/36	20,021	21,758
	Vale Overseas Ltd.	6.875%	11/10/39	15,849	17,228
	Vale SA	5.625%	9/11/42	8,778	8,540
	Vulcan Materials Co.	4.500%	4/1/25	7,223	7,137
	Vulcan Materials Co.	3.900%	4/1/27	5,154	4,985
	Vulcan Materials Co.	3.500%	6/1/30	9,786	9,104
	Vulcan Materials Co.	4.500%	6/15/47	12,589	11,384
	Westlake Corp.	3.600%	8/15/26	15,452	14,933
	Westlake Corp.	2.875%	8/15/41	5,185	3,669
	Westlake Corp.	5.000%	8/15/46	13,335	12,232
	Westlake Corp.	4.375%	11/15/47	1,726	1,446
	Westlake Corp.	3.125%	8/15/51	8,487	5,632
	Westlake Corp.	3.375%	8/15/61	6,180	3,999
	WestRock MWV LLC	8.200%	1/15/30	6,889	7,941
	WestRock MWV LLC	7.950%	2/15/31	4,086	4,751
	WRKCo Inc.	3.750%	3/15/25	15,759	15,461
	WRKCo Inc.	4.650%	3/15/26	20,529	20,394
	WRKCo Inc.	3.375%	9/15/27	17,810	16,835
	WRKCo Inc.	4.000%	3/15/28	11,678	11,278
	WRKCo Inc.	3.900%	6/1/28	5,438	5,194
	WRKCo Inc.	4.900%	3/15/29	19,246	19,350
	WRKCo Inc.	4.200%	6/1/32	3,540	3,396
	WRKCo Inc.	3.000%	6/15/33	7,554	6,516
	Yamana Gold Inc.	2.630%	8/15/31	6,542	5,527
					2,444,477
Real Estate (1.0%)
	Agree LP	2.000%	6/15/28	8,135	7,060
	Agree LP	4.800%	10/1/32	3,235	3,059
	Agree LP	2.600%	6/15/33	5,251	4,167
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	25,228	24,653
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,962	2,914
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	10,495	10,218
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	5,421	5,243

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	7,003	6,714
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	4,415	4,293
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	6,745	5,936
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	9,072	8,893
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	12,120	12,153
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	14,306	12,907
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	7,759	6,219
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	15,454	12,043
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	8,414	7,021
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	5,766	5,596
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	6,561	5,817
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	8,670	6,865
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	5,947	3,938
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	15,052	10,997
	American Assets Trust LP	3.375%	2/1/31	6,471	5,285
	American Homes 4 Rent LP	4.250%	2/15/28	8,875	8,615
	American Homes 4 Rent LP	4.900%	2/15/29	8,693	8,612
	American Homes 4 Rent LP	3.375%	7/15/51	2,738	1,880
	American Tower Corp.	2.950%	1/15/25	5,847	5,704
	American Tower Corp.	2.400%	3/15/25	9,283	8,979
	American Tower Corp.	4.000%	6/1/25	15,524	15,264
	American Tower Corp.	1.300%	9/15/25	9,936	9,312
	American Tower Corp.	1.600%	4/15/26	8,363	7,736
	American Tower Corp.	1.450%	9/15/26	9,595	8,750
	American Tower Corp.	3.375%	10/15/26	24,416	23,416
	American Tower Corp.	2.750%	1/15/27	2,373	2,225
	American Tower Corp.	3.125%	1/15/27	11,370	10,754
	American Tower Corp.	3.650%	3/15/27	9,058	8,717
	American Tower Corp.	3.550%	7/15/27	9,763	9,374
	American Tower Corp.	3.600%	1/15/28	3,705	3,531
	American Tower Corp.	1.500%	1/31/28	10,169	8,891
	American Tower Corp.	5.250%	7/15/28	5,945	6,043
	American Tower Corp.	3.950%	3/15/29	12,423	11,873
	American Tower Corp.	3.800%	8/15/29	22,936	21,772
	American Tower Corp.	2.900%	1/15/30	13,591	12,141
	American Tower Corp.	2.100%	6/15/30	12,114	10,168
	American Tower Corp.	1.875%	10/15/30	11,298	9,265
	American Tower Corp.	2.700%	4/15/31	7,801	6,710
	American Tower Corp.	2.300%	9/15/31	9,666	8,004
	American Tower Corp.	4.050%	3/15/32	9,425	8,841
	American Tower Corp.	5.550%	7/15/33	24,695	25,586
	American Tower Corp.	3.700%	10/15/49	8,450	6,419
	American Tower Corp.	3.100%	6/15/50	4,448	3,046
	American Tower Corp.	2.950%	1/15/51	11,103	7,410
[5]	AvalonBay Communities Inc.	3.450%	6/1/25	11,050	10,821
[5]	AvalonBay Communities Inc.	3.500%	11/15/25	6,089	5,919
[5]	AvalonBay Communities Inc.	2.950%	5/11/26	5,031	4,827
[5]	AvalonBay Communities Inc.	2.900%	10/15/26	6,371	6,067
[5]	AvalonBay Communities Inc.	3.350%	5/15/27	13,456	12,879
[5]	AvalonBay Communities Inc.	3.200%	1/15/28	5,644	5,357
	AvalonBay Communities Inc.	1.900%	12/1/28	2,435	2,151
[5]	AvalonBay Communities Inc.	3.300%	6/1/29	3,890	3,635
[5]	AvalonBay Communities Inc.	2.300%	3/1/30	6,701	5,852
[5]	AvalonBay Communities Inc.	2.450%	1/15/31	3,356	2,891
	AvalonBay Communities Inc.	2.050%	1/15/32	9,975	8,343
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,627
[5]	AvalonBay Communities Inc.	3.900%	10/15/46	5,035	4,119
[5]	AvalonBay Communities Inc.	4.150%	7/1/47	959	806
[5]	AvalonBay Communities Inc.	4.350%	4/15/48	4,355	3,695
	Boston Properties LP	3.200%	1/15/25	12,155	11,798
	Boston Properties LP	3.650%	2/1/26	10,998	10,592
	Boston Properties LP	2.750%	10/1/26	22,407	20,787
	Boston Properties LP	4.500%	12/1/28	3,652	3,479
	Boston Properties LP	3.400%	6/21/29	8,150	7,328
	Boston Properties LP	2.900%	3/15/30	22,254	19,065
	Boston Properties LP	3.250%	1/30/31	14,022	12,044
	Boston Properties LP	2.550%	4/1/32	9,198	7,331
	Boston Properties LP	2.450%	10/1/33	8,933	6,804
	Boston Properties LP	6.500%	1/15/34	5,755	6,073
	Brixmor Operating Partnership LP	3.850%	2/1/25	21,495	21,052
	Brixmor Operating Partnership LP	4.125%	6/15/26	6,045	5,852
	Brixmor Operating Partnership LP	3.900%	3/15/27	3,624	3,453
	Brixmor Operating Partnership LP	2.250%	4/1/28	14,551	12,922
	Brixmor Operating Partnership LP	4.125%	5/15/29	8,453	8,047
	Brixmor Operating Partnership LP	4.050%	7/1/30	11,754	11,031
	Brixmor Operating Partnership LP	2.500%	8/16/31	9,984	8,386
	Broadstone Net Lease LLC	2.600%	9/15/31	4,837	3,755
	Camden Property Trust	4.100%	10/15/28	11,576	11,263
	Camden Property Trust	3.150%	7/1/29	13,056	12,075
	Camden Property Trust	2.800%	5/15/30	18,508	16,606
	Camden Property Trust	3.350%	11/1/49	2,933	2,201
	CBRE Services Inc.	4.875%	3/1/26	14,015	14,006
	CBRE Services Inc.	2.500%	4/1/31	6,420	5,425
	CBRE Services Inc.	5.950%	8/15/34	10,115	10,644
	Corporate Office Properties LP	2.250%	3/15/26	3,178	2,968
	Corporate Office Properties LP	2.750%	4/15/31	5,254	4,281
	Corporate Office Properties LP	2.900%	12/1/33	7,709	6,059
	Crown Castle Inc.	1.350%	7/15/25	5,999	5,665
	Crown Castle Inc.	4.450%	2/15/26	13,711	13,508
	Crown Castle Inc.	3.700%	6/15/26	20,030	19,354
	Crown Castle Inc.	4.000%	3/1/27	10,569	10,230
	Crown Castle Inc.	2.900%	3/15/27	4,970	4,652
	Crown Castle Inc.	3.650%	9/1/27	16,844	16,025
	Crown Castle Inc.	3.800%	2/15/28	29,408	27,987
	Crown Castle Inc.	4.800%	9/1/28	7,495	7,401
	Crown Castle Inc.	4.300%	2/15/29	5,436	5,237
	Crown Castle Inc.	3.100%	11/15/29	9,580	8,583
	Crown Castle Inc.	3.300%	7/1/30	12,098	10,855
	Crown Castle Inc.	2.250%	1/15/31	11,721	9,711
	Crown Castle Inc.	2.100%	4/1/31	14,229	11,590
	Crown Castle Inc.	2.500%	7/15/31	11,048	9,215
	Crown Castle Inc.	5.100%	5/1/33	12,715	12,619
	Crown Castle Inc.	2.900%	4/1/41	12,309	8,801
	Crown Castle Inc.	4.750%	5/15/47	4,204	3,648
	Crown Castle Inc.	5.200%	2/15/49	12,000	11,349
	Crown Castle Inc.	4.000%	11/15/49	5,414	4,282
	Crown Castle Inc.	4.150%	7/1/50	6,213	5,030
	Crown Castle Inc.	3.250%	1/15/51	13,289	9,315
	CubeSmart LP	4.000%	11/15/25	4,115	4,016
	CubeSmart LP	3.125%	9/1/26	4,151	3,939
	CubeSmart LP	2.250%	12/15/28	4,632	4,092
	CubeSmart LP	4.375%	2/15/29	5,245	5,091
	CubeSmart LP	3.000%	2/15/30	4,814	4,270
	CubeSmart LP	2.500%	2/15/32	11,756	9,767
	Digital Realty Trust LP	3.700%	8/15/27	13,406	12,939
	Digital Realty Trust LP	5.550%	1/15/28	6,580	6,710
	Digital Realty Trust LP	4.450%	7/15/28	13,375	13,094
	Digital Realty Trust LP	3.600%	7/1/29	27,394	25,743
	EPR Properties	4.500%	4/1/25	1,697	1,671
	EPR Properties	4.750%	12/15/26	491	471
	EPR Properties	4.500%	6/1/27	8,213	7,719
	EPR Properties	4.950%	4/15/28	4,749	4,518

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
EPR Properties	3.750%	8/15/29	6,765	5,951
EPR Properties	3.600%	11/15/31	4,155	3,448
Equinix Inc.	1.250%	7/15/25	5,393	5,078
Equinix Inc.	1.000%	9/15/25	5,359	5,004
Equinix Inc.	1.450%	5/15/26	5,296	4,893
Equinix Inc.	2.900%	11/18/26	14,576	13,867
Equinix Inc.	1.800%	7/15/27	10,993	9,967
Equinix Inc.	1.550%	3/15/28	6,137	5,394
Equinix Inc.	2.000%	5/15/28	3,586	3,204
Equinix Inc.	3.200%	11/18/29	27,859	25,624
Equinix Inc.	2.150%	7/15/30	17,734	15,062
Equinix Inc.	2.500%	5/15/31	11,195	9,520
Equinix Inc.	3.000%	7/15/50	7,326	4,997
Equinix Inc.	2.950%	9/15/51	4,675	3,125
Equinix Inc.	3.400%	2/15/52	8,035	5,887
ERP Operating LP	3.375%	6/1/25	2,894	2,832
ERP Operating LP	2.850%	11/1/26	14,473	13,750
ERP Operating LP	3.250%	8/1/27	4,816	4,582
ERP Operating LP	3.500%	3/1/28	15,007	14,347
ERP Operating LP	4.150%	12/1/28	4,193	4,120
ERP Operating LP	3.000%	7/1/29	6,524	6,025
ERP Operating LP	2.500%	2/15/30	8,569	7,583
ERP Operating LP	1.850%	8/1/31	1,672	1,374
ERP Operating LP	4.500%	7/1/44	10,422	9,247
ERP Operating LP	4.500%	6/1/45	2,960	2,534
ERP Operating LP	4.000%	8/1/47	4,746	3,819
Essential Properties LP	2.950%	7/15/31	5,245	4,118
Essex Portfolio LP	3.500%	4/1/25	15,619	15,290
Essex Portfolio LP	3.375%	4/15/26	12,564	12,120
Essex Portfolio LP	3.625%	5/1/27	1,116	1,065
Essex Portfolio LP	1.700%	3/1/28	7,030	6,161
Essex Portfolio LP	4.000%	3/1/29	11,730	11,189
Essex Portfolio LP	3.000%	1/15/30	14,813	13,200
Essex Portfolio LP	1.650%	1/15/31	3,692	2,934
Essex Portfolio LP	2.550%	6/15/31	2,045	1,717
Essex Portfolio LP	2.650%	3/15/32	8,487	7,102
Essex Portfolio LP	4.500%	3/15/48	7,570	6,496
Extra Space Storage LP	3.500%	7/1/26	18,900	18,190
Extra Space Storage LP	3.875%	12/15/27	1,065	1,020
Extra Space Storage LP	5.700%	4/1/28	6,630	6,798
Extra Space Storage LP	2.200%	10/15/30	4,524	3,765
Extra Space Storage LP	5.900%	1/15/31	5,540	5,790
Extra Space Storage LP	2.550%	6/1/31	6,120	5,068
Extra Space Storage LP	2.400%	10/15/31	8,178	6,741
Extra Space Storage LP	2.350%	3/15/32	13,822	11,270
Federal Realty OP LP	1.250%	2/15/26	1,190	1,098
Federal Realty OP LP	3.250%	7/15/27	6,295	5,889
Federal Realty OP LP	5.375%	5/1/28	4,425	4,470
Federal Realty OP LP	3.200%	6/15/29	6,435	5,850
Federal Realty OP LP	4.500%	12/1/44	15,068	12,606
GLP Capital LP	5.250%	6/1/25	12,386	12,352
GLP Capital LP	5.375%	4/15/26	15,319	15,250
GLP Capital LP	5.750%	6/1/28	6,346	6,398
GLP Capital LP	5.300%	1/15/29	6,994	6,966
GLP Capital LP	4.000%	1/15/30	10,559	9,637
GLP Capital LP	4.000%	1/15/31	12,145	10,942
GLP Capital LP	6.750%	12/1/33	4,280	4,617
Healthcare Realty Holdings LP	3.500%	8/1/26	10,984	10,491
Healthcare Realty Holdings LP	3.750%	7/1/27	8,342	7,902
Healthcare Realty Holdings LP	3.100%	2/15/30	4,109	3,600
Healthcare Realty Holdings LP	2.000%	3/15/31	10,970	8,813
Healthpeak OP LLC	3.400%	2/1/25	4,257	4,156
Healthpeak OP LLC	4.000%	6/1/25	916	899
Healthpeak OP LLC	3.250%	7/15/26	18,986	18,257
Healthpeak OP LLC	2.125%	12/1/28	3,086	2,716
Healthpeak OP LLC	3.500%	7/15/29	12,677	11,823
Healthpeak OP LLC	3.000%	1/15/30	18,232	16,244
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Healthpeak OP LLC	2.875%	1/15/31	5,852	5,071
	Healthpeak OP LLC	5.250%	12/15/32	6,215	6,292
	Healthpeak OP LLC	6.750%	2/1/41	2,135	2,391
	Highwoods Realty LP	3.875%	3/1/27	6,653	6,176
	Highwoods Realty LP	4.125%	3/15/28	4,304	3,961
	Highwoods Realty LP	4.200%	4/15/29	4,492	4,076
	Highwoods Realty LP	3.050%	2/15/30	8,780	7,265
	Highwoods Realty LP	2.600%	2/1/31	10,789	8,395
[5]	Host Hotels & Resorts LP	4.000%	6/15/25	4,268	4,169
[5]	Host Hotels & Resorts LP	4.500%	2/1/26	2,325	2,282
[5]	Host Hotels & Resorts LP	3.375%	12/15/29	8,805	7,914
[5]	Host Hotels & Resorts LP	3.500%	9/15/30	14,175	12,681
[5]	Host Hotels & Resorts LP	2.900%	12/15/31	5,639	4,738
	Hudson Pacific Properties LP	3.950%	11/1/27	7,115	5,990
	Hudson Pacific Properties LP	5.950%	2/15/28	4,140	3,701
	Hudson Pacific Properties LP	4.650%	4/1/29	5,534	4,530
	Hudson Pacific Properties LP	3.250%	1/15/30	5,424	4,075
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	2,923	2,948
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	6,077	4,832
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	8,555	7,882
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	4,144	4,149
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,295	7,458
	Kilroy Realty LP	3.450%	12/15/24	5,560	5,424
	Kilroy Realty LP	4.375%	10/1/25	3,770	3,670
	Kilroy Realty LP	4.750%	12/15/28	4,624	4,405
	Kilroy Realty LP	4.250%	8/15/29	1,958	1,803
	Kilroy Realty LP	3.050%	2/15/30	7,156	6,088
	Kilroy Realty LP	2.500%	11/15/32	3,106	2,356
	Kilroy Realty LP	2.650%	11/15/33	13,115	9,953
	Kimco Realty OP LLC	4.450%	1/15/24	1,175	1,174
	Kimco Realty OP LLC	3.300%	2/1/25	3,711	3,626
	Kimco Realty OP LLC	3.850%	6/1/25	600	585
	Kimco Realty OP LLC	2.800%	10/1/26	7,183	6,771
	Kimco Realty OP LLC	3.800%	4/1/27	5,740	5,514
	Kimco Realty OP LLC	1.900%	3/1/28	11,770	10,382
	Kimco Realty OP LLC	2.250%	12/1/31	4,029	3,289
	Kimco Realty OP LLC	3.200%	4/1/32	7,721	6,727
	Kimco Realty OP LLC	4.600%	2/1/33	7,595	7,328
	Kimco Realty OP LLC	4.250%	4/1/45	1,865	1,515
	Kimco Realty OP LLC	4.125%	12/1/46	1,235	966
	Kimco Realty OP LLC	4.450%	9/1/47	5,985	4,978
	Kimco Realty OP LLC	3.700%	10/1/49	2,550	1,915
	Kite Realty Group LP	4.000%	10/1/26	8,755	8,280
	Kite Realty Group Trust	4.750%	9/15/30	4,905	4,618
	LXP Industrial Trust	6.750%	11/15/28	3,945	4,145
	LXP Industrial Trust	2.700%	9/15/30	3,396	2,821
	LXP Industrial Trust	2.375%	10/1/31	6,875	5,541
	Mid-America Apartments LP	1.100%	9/15/26	1,608	1,459
	Mid-America Apartments LP	3.600%	6/1/27	9,967	9,624
	Mid-America Apartments LP	4.200%	6/15/28	2,482	2,429
	Mid-America Apartments LP	3.950%	3/15/29	2,515	2,447
	Mid-America Apartments LP	2.750%	3/15/30	15,210	13,334
	Mid-America Apartments LP	1.700%	2/15/31	9,045	7,360
	National Health Investors Inc.	3.000%	2/1/31	6,239	5,011
	NNN REIT Inc.	3.600%	12/15/26	3,553	3,396
	NNN REIT Inc.	3.500%	10/15/27	13,695	12,935
	NNN REIT Inc.	4.300%	10/15/28	3,717	3,600
	NNN REIT Inc.	2.500%	4/15/30	8,037	6,931
	NNN REIT Inc.	5.600%	10/15/33	6,605	6,829
	NNN REIT Inc.	4.800%	10/15/48	4,794	4,223
	NNN REIT Inc.	3.100%	4/15/50	11,193	7,419
	NNN REIT Inc.	3.500%	4/15/51	4,046	2,965
	NNN REIT Inc.	3.000%	4/15/52	6,077	3,978

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,798	6,686
Omega Healthcare Investors Inc.	5.250%	1/15/26	4,492	4,466
Omega Healthcare Investors Inc.	4.500%	4/1/27	8,340	8,006
Omega Healthcare Investors Inc.	4.750%	1/15/28	8,930	8,617
Omega Healthcare Investors Inc.	3.625%	10/1/29	10,483	9,279
Omega Healthcare Investors Inc.	3.375%	2/1/31	23,355	19,817
Omega Healthcare Investors Inc.	3.250%	4/15/33	5,629	4,543
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,123
Physicians Realty LP	4.300%	3/15/27	10,060	9,794
Physicians Realty LP	3.950%	1/15/28	2,989	2,842
Physicians Realty LP	2.625%	11/1/31	23,010	18,950
Piedmont Operating Partnership LP	9.250%	7/20/28	5,126	5,416
Piedmont Operating Partnership LP	3.150%	8/15/30	4,300	3,261
Piedmont Operating Partnership LP	2.750%	4/1/32	4,000	2,776
Prologis LP	3.250%	6/30/26	6,794	6,571
Prologis LP	3.250%	10/1/26	3,877	3,741
Prologis LP	2.125%	4/15/27	11,204	10,344
Prologis LP	3.375%	12/15/27	7,515	7,167
Prologis LP	4.875%	6/15/28	6,980	7,075
Prologis LP	3.875%	9/15/28	6,573	6,354
Prologis LP	4.000%	9/15/28	4,678	4,573
Prologis LP	4.375%	2/1/29	7,685	7,591
Prologis LP	2.875%	11/15/29	3,481	3,170
Prologis LP	2.250%	4/15/30	24,109	21,100
Prologis LP	1.750%	7/1/30	7,781	6,530
Prologis LP	1.250%	10/15/30	6,607	5,347
Prologis LP	1.750%	2/1/31	3,459	2,876
Prologis LP	1.625%	3/15/31	12,871	10,433
Prologis LP	2.250%	1/15/32	4,902	4,111
Prologis LP	4.750%	6/15/33	5,236	5,307
Prologis LP	5.125%	1/15/34	7,441	7,678
Prologis LP	4.375%	9/15/48	5,219	4,636
Prologis LP	3.050%	3/1/50	7,470	5,353
Prologis LP	3.000%	4/15/50	12,558	9,022
Prologis LP	2.125%	10/15/50	8,696	5,149
Prologis LP	5.250%	6/15/53	8,395	8,768
Public Storage Operating Co.	0.875%	2/15/26	3,500	3,237
Public Storage Operating Co.	1.500%	11/9/26	8,461	7,775
Public Storage Operating Co.	3.094%	9/15/27	6,679	6,364
Public Storage Operating Co.	5.125%	1/15/29	6,560	6,778
Public Storage Operating Co.	3.385%	5/1/29	10,468	10,001
Public Storage Operating Co.	5.100%	8/1/33	9,050	9,374
Public Storage Operating Co.	5.350%	8/1/53	7,755	8,124
Rayonier LP	2.750%	5/17/31	2,478	2,069
Realty Income Corp.	3.875%	4/15/25	11,093	10,906
Realty Income Corp.	4.625%	11/1/25	11,844	11,771
Realty Income Corp.	0.750%	3/15/26	5,673	5,170
Realty Income Corp.	4.875%	6/1/26	6,627	6,630
Realty Income Corp.	4.125%	10/15/26	15,197	14,922
Realty Income Corp.	3.000%	1/15/27	9,245	8,775
Realty Income Corp.	3.950%	8/15/27	14,872	14,469
Realty Income Corp.	3.400%	1/15/28	6,328	6,022
Realty Income Corp.	3.650%	1/15/28	10,728	10,301
Realty Income Corp.	2.200%	6/15/28	3,505	3,143
Realty Income Corp.	3.250%	6/15/29	10,380	9,701
Realty Income Corp.	3.100%	12/15/29	17,036	15,637
Realty Income Corp.	3.250%	1/15/31	21,515	19,568
Realty Income Corp.	5.625%	10/13/32	3,865	4,070
Realty Income Corp.	2.850%	12/15/32	7,715	6,572
Realty Income Corp.	1.800%	3/15/33	7,155	5,560
Realty Income Corp.	4.650%	3/15/47	11,492	10,740
Regency Centers LP	3.600%	2/1/27	4,449	4,280
Regency Centers LP	4.125%	3/15/28	3,600	3,453
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regency Centers LP	2.950%	9/15/29	8,940	8,013
	Regency Centers LP	3.700%	6/15/30	8,510	7,915
	Regency Centers LP	4.400%	2/1/47	5,750	4,778
	Regency Centers LP	4.650%	3/15/49	3,910	3,355
	Rexford Industrial Realty LP	5.000%	6/15/28	3,250	3,266
	Rexford Industrial Realty LP	2.125%	12/1/30	5,205	4,260
	Rexford Industrial Realty LP	2.150%	9/1/31	5,136	4,120
	Sabra Health Care LP	5.125%	8/15/26	13,645	13,432
	Sabra Health Care LP	3.900%	10/15/29	14,272	12,931
	Safehold GL Holdings LLC	2.800%	6/15/31	2,785	2,300
	Safehold GL Holdings LLC	2.850%	1/15/32	8,665	7,053
	Simon Property Group LP	3.500%	9/1/25	18,132	17,731
	Simon Property Group LP	3.300%	1/15/26	2,794	2,710
	Simon Property Group LP	3.250%	11/30/26	6,367	6,122
	Simon Property Group LP	1.375%	1/15/27	3,355	3,063
	Simon Property Group LP	3.375%	6/15/27	13,513	12,959
	Simon Property Group LP	3.375%	12/1/27	14,605	13,950
	Simon Property Group LP	1.750%	2/1/28	14,263	12,821
	Simon Property Group LP	2.450%	9/13/29	32,012	28,504
	Simon Property Group LP	2.650%	7/15/30	7,972	7,061
	Simon Property Group LP	2.200%	2/1/31	6,922	5,805
	Simon Property Group LP	2.250%	1/15/32	7,915	6,578
	Simon Property Group LP	2.650%	2/1/32	7,419	6,341
	Simon Property Group LP	6.250%	1/15/34	6,400	6,972
	Simon Property Group LP	6.750%	2/1/40	12,263	13,900
	Simon Property Group LP	4.750%	3/15/42	1,971	1,803
	Simon Property Group LP	4.250%	10/1/44	1,694	1,420
	Simon Property Group LP	4.250%	11/30/46	8,250	6,942
	Simon Property Group LP	3.250%	9/13/49	12,071	8,750
	Simon Property Group LP	3.800%	7/15/50	10,927	8,655
	Simon Property Group LP	6.650%	1/15/54	6,400	7,560
	SITE Centers Corp.	3.625%	2/1/25	5,929	5,767
	SITE Centers Corp.	4.250%	2/1/26	3,125	3,047
	SITE Centers Corp.	4.700%	6/1/27	9,440	9,287
	Spirit Realty LP	4.450%	9/15/26	5,376	5,268
	Spirit Realty LP	3.200%	1/15/27	3,979	3,758
	Spirit Realty LP	4.000%	7/15/29	6,883	6,529
	Spirit Realty LP	3.400%	1/15/30	6,605	6,014
	Spirit Realty LP	3.200%	2/15/31	5,335	4,712
	Spirit Realty LP	2.700%	2/15/32	4,655	3,902
	STORE Capital Corp.	4.500%	3/15/28	5,905	5,474
	STORE Capital Corp.	4.625%	3/15/29	4,685	4,298
	STORE Capital Corp.	2.750%	11/18/30	2,909	2,285
	Sun Communities Operating LP	2.300%	11/1/28	1,720	1,509
	Sun Communities Operating LP	4.200%	4/15/32	14,735	13,454
	Tanger Properties LP	3.125%	9/1/26	6,100	5,714
	Tanger Properties LP	3.875%	7/15/27	3,545	3,251
	Tanger Properties LP	2.750%	9/1/31	5,165	4,155
[5]	UDR Inc.	2.950%	9/1/26	8,930	8,474
[5]	UDR Inc.	3.500%	7/1/27	3,610	3,439
[5]	UDR Inc.	3.500%	1/15/28	6,670	6,283
[5]	UDR Inc.	3.200%	1/15/30	2,650	2,411
	UDR Inc.	3.000%	8/15/31	7,190	6,360
[5]	UDR Inc.	2.100%	8/1/32	2,221	1,746
[5]	UDR Inc.	1.900%	3/15/33	7,753	5,932
[5]	UDR Inc.	2.100%	6/15/33	3,950	3,044
	UDR Inc.	3.100%	11/1/34	4,905	4,057
	Ventas Realty LP	2.650%	1/15/25	9,440	9,147
	Ventas Realty LP	3.500%	2/1/25	2,808	2,744
	Ventas Realty LP	4.125%	1/15/26	3,998	3,903
	Ventas Realty LP	3.250%	10/15/26	2,665	2,524
	Ventas Realty LP	3.850%	4/1/27	6,272	6,030
	Ventas Realty LP	4.000%	3/1/28	14,958	14,288
	Ventas Realty LP	4.400%	1/15/29	7,994	7,775
	Ventas Realty LP	3.000%	1/15/30	7,970	7,043
	Ventas Realty LP	4.750%	11/15/30	6,969	6,783
	Ventas Realty LP	5.700%	9/30/43	4,424	4,262

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	4.375%	2/1/45	4,230	3,422
Ventas Realty LP	4.875%	4/15/49	6,882	6,014
VICI Properties LP	4.375%	5/15/25	6,630	6,519
VICI Properties LP	4.750%	2/15/28	16,165	15,890
VICI Properties LP	4.950%	2/15/30	12,865	12,485
VICI Properties LP	5.125%	5/15/32	19,647	19,166
VICI Properties LP	5.625%	5/15/52	10,165	9,749
Welltower OP LLC	3.625%	3/15/24	16,693	16,607
Welltower OP LLC	4.000%	6/1/25	16,181	15,895
Welltower OP LLC	4.250%	4/1/26	23,380	23,029
Welltower OP LLC	2.700%	2/15/27	18,527	17,397
Welltower OP LLC	4.250%	4/15/28	5,502	5,402
Welltower OP LLC	4.125%	3/15/29	18,024	17,389
Welltower OP LLC	3.100%	1/15/30	13,487	12,175
Welltower OP LLC	2.750%	1/15/31	17,030	14,825
Welltower OP LLC	3.850%	6/15/32	3,927	3,632
Welltower OP LLC	6.500%	3/15/41	6,057	6,680
Welltower OP LLC	5.125%	3/15/43	1,260	1,162
Welltower OP LLC	4.950%	9/1/48	3,872	3,669
Weyerhaeuser Co.	4.750%	5/15/26	4,264	4,242
Weyerhaeuser Co.	4.000%	11/15/29	5,536	5,295
Weyerhaeuser Co.	4.000%	4/15/30	11,889	11,343
Weyerhaeuser Co.	7.375%	3/15/32	5,049	5,866
Weyerhaeuser Co.	3.375%	3/9/33	5,187	4,604
Weyerhaeuser Co.	4.000%	3/9/52	4,217	3,467
WP Carey Inc.	4.000%	2/1/25	2,645	2,606
WP Carey Inc.	4.250%	10/1/26	5,037	4,918
WP Carey Inc.	3.850%	7/15/29	5,361	5,027
WP Carey Inc.	2.250%	4/1/33	15,260	11,925
				3,165,499
Technology (2.3%)
Adobe Inc.	1.900%	2/1/25	3,285	3,186
Adobe Inc.	3.250%	2/1/25	16,880	16,590
Adobe Inc.	2.150%	2/1/27	13,845	12,988
Adobe Inc.	2.300%	2/1/30	15,666	14,054
Advanced Micro Devices Inc.	4.393%	6/1/52	1,475	1,399
Amdocs Ltd.	2.538%	6/15/30	9,000	7,761
Analog Devices Inc.	2.950%	4/1/25	5,051	4,943
Analog Devices Inc.	3.500%	12/5/26	14,323	14,003
Analog Devices Inc.	3.450%	6/15/27	6,833	6,620
Analog Devices Inc.	1.700%	10/1/28	11,235	9,984
Analog Devices Inc.	2.100%	10/1/31	14,681	12,506
Analog Devices Inc.	2.800%	10/1/41	23,056	17,227
Analog Devices Inc.	2.950%	10/1/51	12,858	9,231
Apple Inc.	2.750%	1/13/25	20,660	20,243
Apple Inc.	2.500%	2/9/25	27,786	27,103
Apple Inc.	1.125%	5/11/25	29,215	27,860
Apple Inc.	3.200%	5/13/25	32,947	32,296
Apple Inc.	0.550%	8/20/25	16,547	15,561
Apple Inc.	0.700%	2/8/26	21,153	19,596
Apple Inc.	3.250%	2/23/26	27,781	27,115
Apple Inc.	2.450%	8/4/26	47,048	44,844
Apple Inc.	2.050%	9/11/26	19,588	18,469
Apple Inc.	3.350%	2/9/27	40,998	39,932
Apple Inc.	3.200%	5/11/27	52,182	50,533
Apple Inc.	3.000%	6/20/27	6,253	6,012
Apple Inc.	2.900%	9/12/27	40,341	38,616
Apple Inc.	3.000%	11/13/27	17,821	17,094
Apple Inc.	1.200%	2/8/28	32,284	28,742
Apple Inc.	4.000%	5/10/28	31,810	31,730
Apple Inc.	1.400%	8/5/28	31,749	28,120
Apple Inc.	2.200%	9/11/29	29,397	26,611
Apple Inc.	4.150%	5/10/30	6,882	6,914
Apple Inc.	1.650%	5/11/30	24,385	20,873
Apple Inc.	1.250%	8/20/30	23,011	19,114
Apple Inc.	1.650%	2/8/31	43,233	36,450
Apple Inc.	1.700%	8/5/31	13,178	11,021
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	4.300%	5/10/33	12,959	13,152
	Apple Inc.	4.500%	2/23/36	17,712	18,111
	Apple Inc.	2.375%	2/8/41	18,184	13,346
	Apple Inc.	3.850%	5/4/43	32,588	29,008
	Apple Inc.	4.450%	5/6/44	3,944	3,835
	Apple Inc.	3.450%	2/9/45	27,341	22,814
	Apple Inc.	4.375%	5/13/45	27,280	25,937
	Apple Inc.	4.650%	2/23/46	42,872	42,295
	Apple Inc.	3.850%	8/4/46	32,754	28,554
	Apple Inc.	3.750%	9/12/47	18,244	15,624
	Apple Inc.	3.750%	11/13/47	16,149	13,810
	Apple Inc.	2.950%	9/11/49	19,136	14,072
	Apple Inc.	2.650%	5/11/50	50,452	34,779
	Apple Inc.	2.400%	8/20/50	29,469	19,325
	Apple Inc.	2.650%	2/8/51	34,739	23,848
	Apple Inc.	2.700%	8/5/51	22,157	15,271
	Apple Inc.	3.950%	8/8/52	11,420	10,019
	Apple Inc.	4.850%	5/10/53	16,625	16,962
	Apple Inc.	2.550%	8/20/60	12,005	7,928
	Apple Inc.	2.800%	2/8/61	31,764	21,644
	Apple Inc.	2.850%	8/5/61	19,564	13,394
	Applied Materials Inc.	3.900%	10/1/25	15,205	15,000
	Applied Materials Inc.	3.300%	4/1/27	15,416	14,940
	Applied Materials Inc.	1.750%	6/1/30	11,535	9,823
	Applied Materials Inc.	5.100%	10/1/35	11,573	12,161
	Applied Materials Inc.	5.850%	6/15/41	9,176	10,145
	Applied Materials Inc.	4.350%	4/1/47	6,019	5,685
	Applied Materials Inc.	2.750%	6/1/50	10,445	7,550
	Arrow Electronics Inc.	4.000%	4/1/25	4,596	4,510
	Arrow Electronics Inc.	3.875%	1/12/28	7,270	6,904
	Arrow Electronics Inc.	2.950%	2/15/32	6,075	5,151
	Autodesk Inc.	4.375%	6/15/25	3,998	3,969
	Autodesk Inc.	3.500%	6/15/27	10,165	9,868
	Autodesk Inc.	2.850%	1/15/30	6,675	6,022
	Autodesk Inc.	2.400%	12/15/31	14,625	12,519
	Automatic Data Processing Inc.	3.375%	9/15/25	15,655	15,351
	Automatic Data Processing Inc.	1.700%	5/15/28	16,670	15,043
	Automatic Data Processing Inc.	1.250%	9/1/30	16,700	13,903
	Avnet Inc.	4.625%	4/15/26	7,439	7,349
	Avnet Inc.	6.250%	3/15/28	6,360	6,591
	Avnet Inc.	3.000%	5/15/31	3,937	3,331
	Block Financial LLC	5.250%	10/1/25	9,040	8,984
	Block Financial LLC	2.500%	7/15/28	6,096	5,436
	Block Financial LLC	3.875%	8/15/30	8,700	7,957
	Booz Allen Hamilton Inc.	5.950%	8/4/33	9,000	9,506
	Broadcom Corp.	3.875%	1/15/27	52,552	51,285
	Broadcom Corp.	3.500%	1/15/28	5,913	5,671
	Broadcom Inc.	3.150%	11/15/25	21,384	20,717
	Broadcom Inc.	3.459%	9/15/26	27,285	26,367
[7]	Broadcom Inc.	1.950%	2/15/28	10,205	9,169
	Broadcom Inc.	4.110%	9/15/28	22,949	22,427
[7]	Broadcom Inc.	4.000%	4/15/29	3,095	2,991
	Broadcom Inc.	4.750%	4/15/29	26,298	26,354
	Broadcom Inc.	5.000%	4/15/30	24,272	24,650
	Broadcom Inc.	4.150%	11/15/30	36,577	34,942
[7]	Broadcom Inc.	2.450%	2/15/31	34,621	29,620
	Broadcom Inc.	4.300%	11/15/32	26,750	25,648
[7]	Broadcom Inc.	2.600%	2/15/33	15,644	12,880
[7]	Broadcom Inc.	3.419%	4/15/33	35,368	31,069
[7]	Broadcom Inc.	3.469%	4/15/34	40,330	35,104
[7]	Broadcom Inc.	3.137%	11/15/35	42,209	34,666
[7]	Broadcom Inc.	3.187%	11/15/36	31,219	25,336
[7]	Broadcom Inc.	4.926%	5/15/37	35,637	34,473
[7]	Broadcom Inc.	3.500%	2/15/41	42,302	33,573
[7]	Broadcom Inc.	3.750%	2/15/51	17,965	14,154
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,450	7,182

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Broadridge Financial Solutions Inc.	2.900%	12/1/29	9,785	8,779
Broadridge Financial Solutions Inc.	2.600%	5/1/31	13,084	11,184
CDW LLC	5.500%	12/1/24	4,644	4,626
CDW LLC	4.125%	5/1/25	5,949	5,833
CDW LLC	2.670%	12/1/26	2,158	2,021
CDW LLC	4.250%	4/1/28	10,842	10,401
CDW LLC	3.250%	2/15/29	14,650	13,400
CGI Inc.	1.450%	9/14/26	24,000	21,758
CGI Inc.	2.300%	9/14/31	5,500	4,481
Cintas Corp. No. 2	3.450%	5/1/25	320	314
Cintas Corp. No. 2	3.700%	4/1/27	19,994	19,572
Cintas Corp. No. 2	4.000%	5/1/32	10,215	9,876
Cisco Systems Inc.	3.500%	6/15/25	6,458	6,368
Cisco Systems Inc.	2.950%	2/28/26	7,090	6,866
Cisco Systems Inc.	2.500%	9/20/26	7,856	7,495
Cisco Systems Inc.	5.900%	2/15/39	24,459	27,157
Cisco Systems Inc.	5.500%	1/15/40	25,793	27,482
Concentrix Corp.	6.650%	8/2/26	12,040	12,340
Concentrix Corp.	6.600%	8/2/28	12,190	12,569
Concentrix Corp.	6.850%	8/2/33	14,779	15,200
Corning Inc.	4.700%	3/15/37	3,911	3,729
Corning Inc.	5.750%	8/15/40	11,059	11,334
Corning Inc.	4.750%	3/15/42	6,515	6,084
Corning Inc.	5.350%	11/15/48	5,876	5,877
Corning Inc.	3.900%	11/15/49	1,950	1,580
Corning Inc.	4.375%	11/15/57	5,477	4,786
Corning Inc.	5.850%	11/15/68	5,890	5,912
Corning Inc.	5.450%	11/15/79	14,146	13,678
Dell Inc.	7.100%	4/15/28	2,085	2,248
Dell Inc.	6.500%	4/15/38	5,903	6,313
Dell International LLC	5.850%	7/15/25	16,888	17,062
Dell International LLC	6.020%	6/15/26	57,652	58,998
Dell International LLC	4.900%	10/1/26	27,407	27,451
Dell International LLC	6.100%	7/15/27	6,614	6,885
Dell International LLC	5.250%	2/1/28	12,955	13,290
Dell International LLC	5.300%	10/1/29	24,381	25,119
Dell International LLC	6.200%	7/15/30	7,520	8,071
Dell International LLC	5.750%	2/1/33	8,490	8,937
Dell International LLC	8.100%	7/15/36	15,537	19,091
Dell International LLC	3.375%	12/15/41	16,110	12,199
Dell International LLC	8.350%	7/15/46	8,501	11,204
Dell International LLC	3.450%	12/15/51	20,265	14,680
DXC Technology Co.	1.800%	9/15/26	12,631	11,522
DXC Technology Co.	2.375%	9/15/28	10,943	9,580
Equifax Inc.	2.600%	12/1/24	5,836	5,681
Equifax Inc.	2.600%	12/15/25	6,821	6,507
Equifax Inc.	5.100%	12/15/27	2,250	2,274
Equifax Inc.	5.100%	6/1/28	20,715	20,900
Equifax Inc.	3.100%	5/15/30	10,272	9,215
Equifax Inc.	2.350%	9/15/31	17,167	14,267
Fidelity National Information Services Inc.	1.150%	3/1/26	18,107	16,738
Fidelity National Information Services Inc.	1.650%	3/1/28	4,630	4,129
Fidelity National Information Services Inc.	3.750%	5/21/29	6,609	6,359
Fidelity National Information Services Inc.	2.250%	3/1/31	19,896	16,819
Fidelity National Information Services Inc.	3.100%	3/1/41	14,936	11,110
Fidelity National Information Services Inc.	4.500%	8/15/46	3,117	2,641
Fiserv Inc.	3.850%	6/1/25	11,705	11,495
Fiserv Inc.	3.200%	7/1/26	25,971	24,998
Fiserv Inc.	2.250%	6/1/27	12,455	11,535
Fiserv Inc.	4.200%	10/1/28	13,610	13,323
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	3.500%	7/1/29	41,041	38,654
Fiserv Inc.	2.650%	6/1/30	14,364	12,655
Fiserv Inc.	5.625%	8/21/33	7,572	7,929
Fiserv Inc.	4.400%	7/1/49	30,206	26,687
Flex Ltd.	3.750%	2/1/26	7,886	7,636
Flex Ltd.	4.875%	6/15/29	8,271	8,131
Flex Ltd.	4.875%	5/12/30	4,426	4,345
Fortinet Inc.	1.000%	3/15/26	6,650	6,096
Fortinet Inc.	2.200%	3/15/31	6,575	5,498
Global Payments Inc.	2.650%	2/15/25	22,180	21,497
Global Payments Inc.	1.200%	3/1/26	6,737	6,190
Global Payments Inc.	4.800%	4/1/26	11,170	11,077
Global Payments Inc.	2.150%	1/15/27	12,187	11,219
Global Payments Inc.	4.950%	8/15/27	2,746	2,753
Global Payments Inc.	4.450%	6/1/28	7,912	7,704
Global Payments Inc.	3.200%	8/15/29	21,917	19,869
Global Payments Inc.	2.900%	5/15/30	10,925	9,601
Global Payments Inc.	2.900%	11/15/31	11,970	10,233
Global Payments Inc.	5.400%	8/15/32	9,225	9,322
Global Payments Inc.	4.150%	8/15/49	15,431	12,232
Global Payments Inc.	5.950%	8/15/52	11,437	11,701
Harman International Industries Inc.	4.150%	5/15/25	6,036	5,943
Hewlett Packard Enterprise Co.	4.900%	10/15/25	31,710	31,599
Hewlett Packard Enterprise Co.	1.750%	4/1/26	4,680	4,358
Hewlett Packard Enterprise Co.	5.250%	7/1/28	15,000	15,350
Hewlett Packard Enterprise Co.	6.200%	10/15/35	11,492	12,618
Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,044	23,806
HP Inc.	2.200%	6/17/25	24,704	23,673
HP Inc.	1.450%	6/17/26	24,495	22,556
HP Inc.	3.000%	6/17/27	20,376	19,258
HP Inc.	4.750%	1/15/28	10,040	10,055
HP Inc.	4.000%	4/15/29	13,540	13,144
HP Inc.	3.400%	6/17/30	9,501	8,685
HP Inc.	2.650%	6/17/31	16,064	13,699
HP Inc.	4.200%	4/15/32	14,005	13,280
HP Inc.	5.500%	1/15/33	16,067	16,486
HP Inc.	6.000%	9/15/41	15,457	16,316
Hubbell Inc.	3.350%	3/1/26	4,885	4,731
Hubbell Inc.	3.150%	8/15/27	4,000	3,791
Hubbell Inc.	3.500%	2/15/28	12,120	11,617
Hubbell Inc.	2.300%	3/15/31	3,650	3,069
Intel Corp.	3.400%	3/25/25	22,895	22,511
Intel Corp.	3.700%	7/29/25	33,594	33,064
Intel Corp.	2.600%	5/19/26	21,314	20,401
Intel Corp.	3.750%	3/25/27	12,946	12,683
Intel Corp.	3.750%	8/5/27	10,163	9,960
Intel Corp.	4.875%	2/10/28	20,402	20,743
Intel Corp.	1.600%	8/12/28	11,971	10,591
Intel Corp.	2.450%	11/15/29	31,459	28,332
Intel Corp.	5.125%	2/10/30	11,620	12,059
Intel Corp.	3.900%	3/25/30	22,448	21,760
Intel Corp.	2.000%	8/12/31	17,537	14,824
Intel Corp.	4.150%	8/5/32	13,722	13,419
Intel Corp.	4.000%	12/15/32	13,017	12,581
Intel Corp.	5.200%	2/10/33	36,028	37,643
Intel Corp.	4.600%	3/25/40	6,324	6,157
Intel Corp.	2.800%	8/12/41	12,117	9,097
Intel Corp.	4.800%	10/1/41	14,132	13,795
Intel Corp.	4.250%	12/15/42	12,306	11,096
Intel Corp.	4.900%	7/29/45	5,968	6,033
Intel Corp.	4.100%	5/19/46	18,212	16,034
Intel Corp.	3.734%	12/8/47	36,403	29,676
Intel Corp.	3.250%	11/15/49	26,041	19,371
Intel Corp.	4.750%	3/25/50	32,078	30,401
Intel Corp.	3.050%	8/12/51	23,208	16,417
Intel Corp.	4.900%	8/5/52	21,810	21,382

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	5.700%	2/10/53	45,016	48,715
Intel Corp.	3.100%	2/15/60	13,395	9,247
Intel Corp.	3.200%	8/12/61	10,731	7,420
Intel Corp.	5.050%	8/5/62	12,435	12,292
Intel Corp.	5.900%	2/10/63	16,830	18,754
International Business Machines Corp.	7.000%	10/30/25	7,028	7,324
International Business Machines Corp.	4.500%	2/6/26	15,890	15,839
International Business Machines Corp.	3.450%	2/19/26	18,367	17,898
International Business Machines Corp.	3.300%	5/15/26	49,075	47,668
International Business Machines Corp.	3.300%	1/27/27	2,064	1,989
International Business Machines Corp.	1.700%	5/15/27	10,940	9,985
International Business Machines Corp.	6.220%	8/1/27	5,550	5,849
International Business Machines Corp.	6.500%	1/15/28	1,725	1,843
International Business Machines Corp.	4.500%	2/6/28	17,770	17,870
International Business Machines Corp.	3.500%	5/15/29	34,032	32,466
International Business Machines Corp.	1.950%	5/15/30	24,115	20,737
International Business Machines Corp.	5.875%	11/29/32	2,854	3,124
International Business Machines Corp.	4.750%	2/6/33	14,860	15,061
International Business Machines Corp.	4.150%	5/15/39	30,096	27,336
International Business Machines Corp.	5.600%	11/30/39	3,380	3,587
International Business Machines Corp.	2.850%	5/15/40	9,464	7,074
International Business Machines Corp.	4.000%	6/20/42	13,983	12,201
International Business Machines Corp.	4.250%	5/15/49	37,026	32,528
International Business Machines Corp.	2.950%	5/15/50	6,165	4,256
International Business Machines Corp.	3.430%	2/9/52	10,525	7,862
International Business Machines Corp.	4.900%	7/27/52	10,835	10,430
International Business Machines Corp.	5.100%	2/6/53	23,165	23,297
Intuit Inc.	0.950%	7/15/25	8,300	7,822
Intuit Inc.	1.350%	7/15/27	7,829	7,065
Intuit Inc.	1.650%	7/15/30	10,348	8,699
Intuit Inc.	5.200%	9/15/33	12,725	13,335
Intuit Inc.	5.500%	9/15/53	5,810	6,376
Jabil Inc.	1.700%	4/15/26	6,775	6,273
Jabil Inc.	3.950%	1/12/28	9,535	9,090
Jabil Inc.	3.600%	1/15/30	7,595	6,867
Jabil Inc.	3.000%	1/15/31	9,509	8,235
Juniper Networks Inc.	1.200%	12/10/25	3,909	3,622
Juniper Networks Inc.	3.750%	8/15/29	9,923	9,418
Juniper Networks Inc.	2.000%	12/10/30	6,605	5,347
Juniper Networks Inc.	5.950%	3/15/41	8,525	8,743
KLA Corp.	4.100%	3/15/29	15,336	15,265
KLA Corp.	4.650%	7/15/32	6,515	6,661
KLA Corp.	5.000%	3/15/49	8,181	8,134
KLA Corp.	3.300%	3/1/50	15,959	12,198
KLA Corp.	4.950%	7/15/52	16,408	16,586
KLA Corp.	5.250%	7/15/62	12,598	13,080
Kyndryl Holdings Inc.	2.050%	10/15/26	6,105	5,562
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kyndryl Holdings Inc.	2.700%	10/15/28	7,038	6,206
	Kyndryl Holdings Inc.	3.150%	10/15/31	8,405	7,052
	Kyndryl Holdings Inc.	4.100%	10/15/41	6,900	5,208
	Lam Research Corp.	3.800%	3/15/25	6,309	6,230
	Lam Research Corp.	3.750%	3/15/26	15,528	15,252
	Lam Research Corp.	4.000%	3/15/29	10,875	10,733
	Lam Research Corp.	1.900%	6/15/30	15,562	13,387
	Lam Research Corp.	4.875%	3/15/49	15,611	15,583
	Lam Research Corp.	2.875%	6/15/50	11,502	8,209
	Lam Research Corp.	3.125%	6/15/60	6,478	4,502
	Legrand France SA	8.500%	2/15/25	5,595	5,810
	Leidos Inc.	3.625%	5/15/25	6,500	6,340
	Leidos Inc.	4.375%	5/15/30	11,300	10,811
	Leidos Inc.	2.300%	2/15/31	14,150	11,835
	Marvell Technology Inc.	2.450%	4/15/28	8,936	8,084
[5]	Marvell Technology Inc.	4.875%	6/22/28	14,417	14,359
	Marvell Technology Inc.	2.950%	4/15/31	5,512	4,817
	Microchip Technology Inc.	4.250%	9/1/25	13,695	13,484
	Micron Technology Inc.	4.975%	2/6/26	4,994	4,998
	Micron Technology Inc.	4.185%	2/15/27	19,713	19,336
	Micron Technology Inc.	5.375%	4/15/28	10,000	10,181
	Micron Technology Inc.	5.327%	2/6/29	5,753	5,867
	Micron Technology Inc.	6.750%	11/1/29	5,963	6,444
	Micron Technology Inc.	4.663%	2/15/30	9,505	9,313
	Micron Technology Inc.	2.703%	4/15/32	10,285	8,633
	Micron Technology Inc.	5.875%	2/9/33	8,314	8,676
	Micron Technology Inc.	5.875%	9/15/33	10,600	11,029
	Micron Technology Inc.	3.366%	11/1/41	5,310	3,989
	Micron Technology Inc.	3.477%	11/1/51	7,295	5,322
	Microsoft Corp.	2.700%	2/12/25	14,688	14,372
	Microsoft Corp.	3.125%	11/3/25	48,577	47,453
	Microsoft Corp.	2.400%	8/8/26	61,689	58,872
[7]	Microsoft Corp.	3.400%	9/15/26	14,771	14,396
	Microsoft Corp.	3.300%	2/6/27	57,419	55,963
[7]	Microsoft Corp.	3.400%	6/15/27	4,701	4,568
[7]	Microsoft Corp.	1.350%	9/15/30	10,789	8,980
	Microsoft Corp.	3.500%	2/12/35	19,867	18,836
	Microsoft Corp.	4.200%	11/3/35	4,978	4,990
	Microsoft Corp.	3.450%	8/8/36	38,703	35,592
	Microsoft Corp.	4.100%	2/6/37	20,181	19,821
	Microsoft Corp.	5.200%	6/1/39	215	237
	Microsoft Corp.	5.300%	2/8/41	2,505	2,825
	Microsoft Corp.	3.750%	2/12/45	1,720	1,540
	Microsoft Corp.	3.700%	8/8/46	56,726	49,771
[7]	Microsoft Corp.	4.500%	6/15/47	5,369	5,266
	Microsoft Corp.	2.525%	6/1/50	100,405	68,683
[7]	Microsoft Corp.	2.500%	9/15/50	20,587	13,928
	Microsoft Corp.	2.921%	3/17/52	77,142	56,828
	Microsoft Corp.	3.950%	8/8/56	1,173	1,042
	Microsoft Corp.	2.675%	6/1/60	48,560	32,593
	Microsoft Corp.	3.041%	3/17/62	47,974	34,698
	Moody's Corp.	3.750%	3/24/25	5,797	5,707
	Moody's Corp.	3.250%	1/15/28	7,697	7,343
	Moody's Corp.	4.250%	2/1/29	6,957	6,893
	Moody's Corp.	2.000%	8/19/31	35,815	29,766
	Moody's Corp.	2.750%	8/19/41	8,430	6,146
	Moody's Corp.	5.250%	7/15/44	8,851	9,018
	Moody's Corp.	4.875%	12/17/48	3,929	3,714
	Moody's Corp.	3.250%	5/20/50	5,870	4,338
	Moody's Corp.	3.750%	2/25/52	6,995	5,735
	Moody's Corp.	3.100%	11/29/61	6,489	4,406
	Motorola Solutions Inc.	4.600%	2/23/28	12,315	12,250
	Motorola Solutions Inc.	4.600%	5/23/29	3,696	3,673
	Motorola Solutions Inc.	2.300%	11/15/30	6,699	5,658
	Motorola Solutions Inc.	2.750%	5/24/31	8,875	7,579
	Motorola Solutions Inc.	5.500%	9/1/44	6,825	6,786
	NetApp Inc.	1.875%	6/22/25	7,525	7,159

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NetApp Inc.	2.375%	6/22/27	6,817	6,328
NetApp Inc.	2.700%	6/22/30	22,850	20,201
Nokia OYJ	6.625%	5/15/39	6,859	6,814
Nordson Corp.	5.600%	9/15/28	2,820	2,929
Nordson Corp.	5.800%	9/15/33	6,581	6,994
NVIDIA Corp.	3.200%	9/16/26	24,297	23,649
NVIDIA Corp.	1.550%	6/15/28	17,763	15,910
NVIDIA Corp.	2.850%	4/1/30	3,667	3,392
NVIDIA Corp.	2.000%	6/15/31	17,382	14,898
NVIDIA Corp.	3.500%	4/1/40	16,983	14,744
NVIDIA Corp.	3.500%	4/1/50	28,625	23,918
NVIDIA Corp.	3.700%	4/1/60	7,848	6,590
NXP BV	2.700%	5/1/25	7,164	6,903
NXP BV	5.350%	3/1/26	7,536	7,570
NXP BV	3.875%	6/18/26	8,478	8,261
NXP BV	3.150%	5/1/27	9,008	8,555
NXP BV	5.550%	12/1/28	8,721	8,977
NXP BV	4.300%	6/18/29	22,333	21,700
NXP BV	3.400%	5/1/30	18,972	17,432
NXP BV	2.500%	5/11/31	23,939	20,361
NXP BV	2.650%	2/15/32	21,022	17,720
NXP BV	5.000%	1/15/33	9,936	9,919
NXP BV	3.250%	5/11/41	12,997	9,931
NXP BV	3.125%	2/15/42	6,095	4,555
NXP BV	3.250%	11/30/51	6,509	4,659
Oracle Corp.	2.500%	4/1/25	75,670	73,294
Oracle Corp.	2.950%	5/15/25	25,046	24,328
Oracle Corp.	1.650%	3/25/26	38,855	36,229
Oracle Corp.	2.650%	7/15/26	64,336	61,029
Oracle Corp.	2.800%	4/1/27	45,100	42,547
Oracle Corp.	3.250%	11/15/27	10,196	9,686
Oracle Corp.	2.300%	3/25/28	29,279	26,667
Oracle Corp.	4.500%	5/6/28	4,319	4,320
Oracle Corp.	6.150%	11/9/29	7,595	8,164
Oracle Corp.	2.950%	4/1/30	41,972	37,882
Oracle Corp.	4.650%	5/6/30	9,635	9,587
Oracle Corp.	3.250%	5/15/30	3,886	3,564
Oracle Corp.	2.875%	3/25/31	45,929	40,674
Oracle Corp.	6.250%	11/9/32	5,600	6,090
Oracle Corp.	4.900%	2/6/33	15,290	15,218
Oracle Corp.	4.300%	7/8/34	20,417	19,065
Oracle Corp.	3.900%	5/15/35	12,786	11,384
Oracle Corp.	3.850%	7/15/36	26,356	22,977
Oracle Corp.	3.800%	11/15/37	27,298	23,229
Oracle Corp.	6.500%	4/15/38	17,772	19,660
Oracle Corp.	6.125%	7/8/39	12,533	13,353
Oracle Corp.	3.600%	4/1/40	45,085	36,056
Oracle Corp.	5.375%	7/15/40	31,171	30,678
Oracle Corp.	3.650%	3/25/41	30,978	24,630
Oracle Corp.	4.500%	7/8/44	13,778	12,030
Oracle Corp.	4.125%	5/15/45	28,422	23,281
Oracle Corp.	4.000%	7/15/46	44,589	35,765
Oracle Corp.	4.000%	11/15/47	28,172	22,392
Oracle Corp.	3.600%	4/1/50	59,123	43,788
Oracle Corp.	3.950%	3/25/51	46,895	36,861
Oracle Corp.	6.900%	11/9/52	32,230	37,776
Oracle Corp.	5.550%	2/6/53	30,950	30,999
Oracle Corp.	4.375%	5/15/55	8,996	7,472
Oracle Corp.	3.850%	4/1/60	21,945	15,969
Oracle Corp.	4.100%	3/25/61	22,104	16,890
PayPal Holdings Inc.	1.650%	6/1/25	7,635	7,289
PayPal Holdings Inc.	2.650%	10/1/26	25,620	24,342
PayPal Holdings Inc.	2.850%	10/1/29	23,804	21,801
PayPal Holdings Inc.	2.300%	6/1/30	14,887	13,027
PayPal Holdings Inc.	4.400%	6/1/32	7,835	7,787
PayPal Holdings Inc.	3.250%	6/1/50	20,088	15,068
PayPal Holdings Inc.	5.050%	6/1/52	3,837	3,880
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PayPal Holdings Inc.	5.250%	6/1/62	6,783	6,757
Qorvo Inc.	1.750%	12/15/24	6,437	6,173
Qorvo Inc.	4.375%	10/15/29	11,312	10,784
QUALCOMM Inc.	3.450%	5/20/25	16,761	16,469
QUALCOMM Inc.	3.250%	5/20/27	25,784	24,963
QUALCOMM Inc.	1.300%	5/20/28	23,202	20,548
QUALCOMM Inc.	2.150%	5/20/30	8,374	7,391
QUALCOMM Inc.	1.650%	5/20/32	15,872	12,936
QUALCOMM Inc.	4.250%	5/20/32	5,190	5,156
QUALCOMM Inc.	5.400%	5/20/33	9,748	10,530
QUALCOMM Inc.	4.650%	5/20/35	12,960	13,271
QUALCOMM Inc.	4.800%	5/20/45	21,349	21,212
QUALCOMM Inc.	4.300%	5/20/47	19,338	17,738
QUALCOMM Inc.	3.250%	5/20/50	9,323	7,281
QUALCOMM Inc.	4.500%	5/20/52	12,469	11,652
QUALCOMM Inc.	6.000%	5/20/53	13,700	15,819
Quanta Services Inc.	2.900%	10/1/30	14,190	12,500
Quanta Services Inc.	3.050%	10/1/41	3,671	2,708
RELX Capital Inc.	4.000%	3/18/29	6,006	5,906
RELX Capital Inc.	3.000%	5/22/30	10,032	9,223
RELX Capital Inc.	4.750%	5/20/32	7,980	8,064
Roper Technologies Inc.	1.000%	9/15/25	9,268	8,665
Roper Technologies Inc.	3.850%	12/15/25	2,555	2,508
Roper Technologies Inc.	3.800%	12/15/26	12,179	11,918
Roper Technologies Inc.	1.400%	9/15/27	11,269	10,077
Roper Technologies Inc.	4.200%	9/15/28	14,249	14,010
Roper Technologies Inc.	2.950%	9/15/29	14,475	13,260
Roper Technologies Inc.	2.000%	6/30/30	11,300	9,603
Roper Technologies Inc.	1.750%	2/15/31	13,935	11,474
S&P Global Inc.	2.950%	1/22/27	3,285	3,136
S&P Global Inc.	2.450%	3/1/27	9,661	9,110
S&P Global Inc.	4.750%	8/1/28	10,765	10,931
S&P Global Inc.	2.700%	3/1/29	8,700	8,055
S&P Global Inc.	4.250%	5/1/29	13,630	13,591
S&P Global Inc.	2.500%	12/1/29	11,388	10,268
S&P Global Inc.	1.250%	8/15/30	10,394	8,515
S&P Global Inc.	2.900%	3/1/32	20,771	18,552
S&P Global Inc.	3.250%	12/1/49	11,230	8,438
S&P Global Inc.	3.700%	3/1/52	12,324	10,228
S&P Global Inc.	2.300%	8/15/60	12,373	7,434
S&P Global Inc.	3.900%	3/1/62	6,710	5,633
Salesforce Inc.	3.700%	4/11/28	22,145	21,704
Salesforce Inc.	1.500%	7/15/28	15,250	13,570
Salesforce Inc.	1.950%	7/15/31	22,079	18,859
Salesforce Inc.	2.700%	7/15/41	21,473	16,412
Salesforce Inc.	2.900%	7/15/51	30,660	21,952
Salesforce Inc.	3.050%	7/15/61	18,212	12,804
ServiceNow Inc.	1.400%	9/1/30	20,025	16,470
Skyworks Solutions Inc.	1.800%	6/1/26	13,579	12,651
Skyworks Solutions Inc.	3.000%	6/1/31	11,809	10,153
TD SYNNEX Corp.	1.750%	8/9/26	7,373	6,693
TD SYNNEX Corp.	2.375%	8/9/28	9,373	8,239
Teledyne FLIR LLC	2.500%	8/1/30	8,225	7,074
Texas Instruments Inc.	1.375%	3/12/25	13,268	12,768
Texas Instruments Inc.	1.125%	9/15/26	6,660	6,120
Texas Instruments Inc.	2.900%	11/3/27	12,944	12,354
Texas Instruments Inc.	4.600%	2/15/28	3,945	4,013
Texas Instruments Inc.	2.250%	9/4/29	16,961	15,314
Texas Instruments Inc.	1.750%	5/4/30	10,470	9,053
Texas Instruments Inc.	1.900%	9/15/31	5,290	4,513
Texas Instruments Inc.	4.900%	3/14/33	17,000	17,648
Texas Instruments Inc.	3.875%	3/15/39	9,931	9,187
Texas Instruments Inc.	4.150%	5/15/48	21,931	19,931
Texas Instruments Inc.	2.700%	9/15/51	4,655	3,176
Texas Instruments Inc.	4.100%	8/16/52	1,149	1,010
Texas Instruments Inc.	5.000%	3/14/53	8,100	8,319
Texas Instruments Inc.	5.050%	5/18/63	15,517	15,899

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSMC Arizona Corp.	1.750%	10/25/26	17,753	16,383
	TSMC Arizona Corp.	3.875%	4/22/27	9,785	9,580
	TSMC Arizona Corp.	4.125%	4/22/29	6,400	6,288
	TSMC Arizona Corp.	2.500%	10/25/31	17,965	15,386
	TSMC Arizona Corp.	4.250%	4/22/32	7,535	7,397
	TSMC Arizona Corp.	3.125%	10/25/41	13,516	10,922
	TSMC Arizona Corp.	3.250%	10/25/51	24,185	19,010
	TSMC Arizona Corp.	4.500%	4/22/52	3,405	3,366
	Verisk Analytics Inc.	4.000%	6/15/25	12,881	12,712
	Verisk Analytics Inc.	4.125%	3/15/29	10,907	10,661
	Verisk Analytics Inc.	5.500%	6/15/45	6,363	6,279
	Verisk Analytics Inc.	3.625%	5/15/50	9,480	7,190
	VMware LLC	4.500%	5/15/25	22,884	22,664
	VMware LLC	1.400%	8/15/26	21,328	19,500
	VMware LLC	4.650%	5/15/27	14,447	14,322
	VMware LLC	3.900%	8/21/27	30,195	29,338
	VMware LLC	1.800%	8/15/28	11,424	10,026
	VMware LLC	4.700%	5/15/30	13,008	12,835
	VMware LLC	2.200%	8/15/31	18,594	15,389
	Western Digital Corp.	2.850%	2/1/29	6,890	5,911
	Western Digital Corp.	3.100%	2/1/32	6,815	5,427
	Workday Inc.	3.500%	4/1/27	14,191	13,723
	Workday Inc.	3.700%	4/1/29	5,364	5,152
	Workday Inc.	3.800%	4/1/32	10,581	9,860
	Xilinx Inc.	2.375%	6/1/30	11,220	9,932
					7,398,890
Utilities (2.4%)
	AEP Texas Inc.	3.950%	6/1/28	12,350	11,902
[5]	AEP Texas Inc.	2.100%	7/1/30	5,735	4,813
	AEP Texas Inc.	3.800%	10/1/47	6,700	5,057
[5]	AEP Texas Inc.	3.450%	1/15/50	6,413	4,647
	AEP Transmission Co. LLC	3.100%	12/1/26	6,433	6,181
	AEP Transmission Co. LLC	4.000%	12/1/46	7,175	6,046
	AEP Transmission Co. LLC	3.750%	12/1/47	7,610	6,074
	AEP Transmission Co. LLC	4.250%	9/15/48	5,853	5,055
	AEP Transmission Co. LLC	3.800%	6/15/49	6,991	5,554
	AEP Transmission Co. LLC	3.150%	9/15/49	6,003	4,300
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	10,320	8,148
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	7,392	4,798
[5]	AEP Transmission Co. LLC	4.500%	6/15/52	8,440	7,657
	AEP Transmission Co. LLC	5.400%	3/15/53	4,795	4,995
	AES Corp.	1.375%	1/15/26	11,714	10,839
	AES Corp.	5.450%	6/1/28	9,690	9,842
	AES Corp.	2.450%	1/15/31	12,988	10,916
	Alabama Power Co.	3.750%	9/1/27	7,365	7,209
[5]	Alabama Power Co.	1.450%	9/15/30	6,402	5,186
	Alabama Power Co.	3.940%	9/1/32	5,971	5,678
	Alabama Power Co.	5.850%	11/15/33	6,000	6,467
	Alabama Power Co.	6.125%	5/15/38	1,857	1,996
	Alabama Power Co.	6.000%	3/1/39	4,042	4,337
	Alabama Power Co.	3.850%	12/1/42	3,279	2,768
	Alabama Power Co.	4.150%	8/15/44	7,426	6,400
	Alabama Power Co.	3.750%	3/1/45	5,472	4,463
	Alabama Power Co.	4.300%	1/2/46	12,598	11,023
[5]	Alabama Power Co.	3.700%	12/1/47	10,340	8,224
[5]	Alabama Power Co.	4.300%	7/15/48	4,230	3,685
	Alabama Power Co.	3.450%	10/1/49	25,269	19,173
	Alabama Power Co.	3.125%	7/15/51	9,480	6,778
	Alabama Power Co.	3.000%	3/15/52	19,742	13,804
	Ameren Corp.	3.650%	2/15/26	5,140	4,989
	Ameren Corp.	5.700%	12/1/26	3,630	3,714
	Ameren Corp.	1.950%	3/15/27	1,920	1,760
	Ameren Corp.	1.750%	3/15/28	6,000	5,308
	Ameren Corp.	3.500%	1/15/31	11,207	10,219
	Ameren Illinois Co.	3.250%	3/1/25	1,583	1,553
	Ameren Illinois Co.	3.800%	5/15/28	7,625	7,428
	Ameren Illinois Co.	1.550%	11/15/30	5,370	4,372
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	3.850%	9/1/32	3,349	3,125
	Ameren Illinois Co.	4.950%	6/1/33	7,110	7,196
	Ameren Illinois Co.	4.150%	3/15/46	6,285	5,434
	Ameren Illinois Co.	3.700%	12/1/47	9,008	7,366
	Ameren Illinois Co.	4.500%	3/15/49	8,467	7,763
	Ameren Illinois Co.	3.250%	3/15/50	7,050	5,196
	Ameren Illinois Co.	2.900%	6/15/51	5,095	3,476
	Ameren Illinois Co.	5.900%	12/1/52	5,880	6,583
[5]	American Electric Power Co. Inc.	1.000%	11/1/25	3,000	2,786
	American Electric Power Co. Inc.	5.750%	11/1/27	6,646	6,881
	American Electric Power Co. Inc.	3.200%	11/13/27	3,245	3,091
[5]	American Electric Power Co. Inc.	4.300%	12/1/28	10,720	10,484
	American Electric Power Co. Inc.	5.200%	1/15/29	7,500	7,610
	American Electric Power Co. Inc.	2.300%	3/1/30	362	309
	American Electric Power Co. Inc.	5.950%	11/1/32	3,565	3,807
	American Electric Power Co. Inc.	5.625%	3/1/33	29,416	30,643
	American Electric Power Co. Inc.	3.250%	3/1/50	5,732	4,091
	American Electric Power Co. Inc.	3.875%	2/15/62	5,720	4,836
	American Water Capital Corp.	3.400%	3/1/25	8,835	8,649
	American Water Capital Corp.	2.950%	9/1/27	9,170	8,668
	American Water Capital Corp.	3.750%	9/1/28	7,071	6,807
	American Water Capital Corp.	3.450%	6/1/29	16,678	15,750
	American Water Capital Corp.	2.800%	5/1/30	5,729	5,133
	American Water Capital Corp.	2.300%	6/1/31	455	389
	American Water Capital Corp.	4.450%	6/1/32	5,800	5,765
	American Water Capital Corp.	6.593%	10/15/37	8,521	9,889
	American Water Capital Corp.	4.300%	12/1/42	170	153
	American Water Capital Corp.	4.300%	9/1/45	8,027	7,096
	American Water Capital Corp.	4.000%	12/1/46	1,585	1,328
	American Water Capital Corp.	3.750%	9/1/47	9,898	8,092
	American Water Capital Corp.	4.200%	9/1/48	9,270	8,094
	American Water Capital Corp.	4.150%	6/1/49	7,210	6,216
	American Water Capital Corp.	3.450%	5/1/50	6,797	5,213
	American Water Capital Corp.	3.250%	6/1/51	6,435	4,738
	Appalachian Power Co.	3.400%	6/1/25	5,267	5,149
[5]	Appalachian Power Co.	3.300%	6/1/27	5,966	5,673
[5]	Appalachian Power Co.	2.700%	4/1/31	9,204	7,885
[5]	Appalachian Power Co.	4.500%	8/1/32	6,411	6,175
	Appalachian Power Co.	7.000%	4/1/38	2,877	3,328
	Appalachian Power Co.	4.400%	5/15/44	4,996	4,178
	Appalachian Power Co.	4.450%	6/1/45	9,718	8,225
[5]	Appalachian Power Co.	4.500%	3/1/49	5,796	4,917
[5]	Appalachian Power Co.	3.700%	5/1/50	7,499	5,625
	Arizona Public Service Co.	3.150%	5/15/25	5,795	5,645
	Arizona Public Service Co.	2.950%	9/15/27	1,500	1,417
	Arizona Public Service Co.	2.600%	8/15/29	4,704	4,204
	Arizona Public Service Co.	2.200%	12/15/31	1,295	1,054
	Arizona Public Service Co.	6.350%	12/15/32	2,200	2,386
	Arizona Public Service Co.	5.550%	8/1/33	5,000	5,176
	Arizona Public Service Co.	5.050%	9/1/41	465	441
	Arizona Public Service Co.	4.500%	4/1/42	9,916	8,680
	Arizona Public Service Co.	4.350%	11/15/45	1,350	1,137
	Arizona Public Service Co.	3.750%	5/15/46	13,030	9,942
	Arizona Public Service Co.	4.200%	8/15/48	546	443
	Arizona Public Service Co.	4.250%	3/1/49	7,026	5,672
	Arizona Public Service Co.	3.500%	12/1/49	3,905	2,786
	Arizona Public Service Co.	3.350%	5/15/50	3,225	2,302
	Arizona Public Service Co.	2.650%	9/15/50	3,454	2,130
	Atlantic City Electric Co.	2.300%	3/15/31	5,962	5,039
	Atmos Energy Corp.	3.000%	6/15/27	10,650	10,153
	Atmos Energy Corp.	2.625%	9/15/29	6,731	6,123
	Atmos Energy Corp.	1.500%	1/15/31	5,327	4,339
	Atmos Energy Corp.	5.450%	10/15/32	1,955	2,058
	Atmos Energy Corp.	5.900%	11/15/33	5,170	5,613
	Atmos Energy Corp.	5.500%	6/15/41	10,655	11,141
	Atmos Energy Corp.	4.150%	1/15/43	7,997	7,188
	Atmos Energy Corp.	4.125%	10/15/44	4,016	3,570

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	4.300%	10/1/48	3,431	3,055
	Atmos Energy Corp.	3.375%	9/15/49	21,720	16,542
	Atmos Energy Corp.	2.850%	2/15/52	16,815	11,459
	Atmos Energy Corp.	5.750%	10/15/52	5,010	5,512
	Atmos Energy Corp.	6.200%	11/15/53	6,500	7,634
	Avangrid Inc.	3.150%	12/1/24	8,289	8,100
	Avangrid Inc.	3.200%	4/15/25	1,672	1,626
	Avangrid Inc.	3.800%	6/1/29	12,961	12,200
	Avista Corp.	4.350%	6/1/48	4,935	4,169
	Avista Corp.	4.000%	4/1/52	6,024	4,806
	Baltimore Gas & Electric Co.	2.400%	8/15/26	6,821	6,442
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,659	1,820
	Baltimore Gas & Electric Co.	3.500%	8/15/46	6,096	4,697
[5]	Baltimore Gas & Electric Co.	3.750%	8/15/47	10,339	8,282
	Baltimore Gas & Electric Co.	4.250%	9/15/48	2,903	2,516
	Baltimore Gas & Electric Co.	3.200%	9/15/49	6,790	4,951
	Baltimore Gas & Electric Co.	2.900%	6/15/50	6,575	4,507
	Baltimore Gas & Electric Co.	4.550%	6/1/52	6,445	5,913
	Baltimore Gas & Electric Co.	5.400%	6/1/53	15,397	15,941
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,381	7,266
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	4,380	4,329
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,135	7,728
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	19,306	18,287
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,772	6,238
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	5,240	5,679
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	5,516	5,885
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	8,082	7,991
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	12,156	11,266
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	11,334	8,992
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	13,909	12,201
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	18,525	15,718
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	22,312	15,111
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	13,080	11,674
	Black Hills Corp.	3.950%	1/15/26	3,485	3,399
	Black Hills Corp.	3.150%	1/15/27	5,150	4,886
	Black Hills Corp.	5.950%	3/15/28	3,515	3,643
	Black Hills Corp.	3.050%	10/15/29	6,147	5,515
	Black Hills Corp.	4.350%	5/1/33	6,759	6,245
	Black Hills Corp.	6.150%	5/15/34	4,280	4,474
	Black Hills Corp.	4.200%	9/15/46	4,060	3,264
	Black Hills Corp.	3.875%	10/15/49	4,810	3,599
[5]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	2,637	2,484
[5]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	2,202	2,099
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	5,805	5,988
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,880	4,177
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	2,518	2,228
[5]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	3,534	3,468
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	8,385	8,549
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	11,717	9,500
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,480	3,201
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	6,400	5,445
[5]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	7,300	6,444
[5]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	6,264	4,412
[5]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	10,505	7,993
[5]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,617	2,873
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	2,290	2,240
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,549	2,671
	CenterPoint Energy Inc.	1.450%	6/1/26	15,195	13,994
	CenterPoint Energy Inc.	5.250%	8/10/26	4,000	4,037
	CenterPoint Energy Inc.	4.250%	11/1/28	1,610	1,549
	CenterPoint Energy Inc.	2.950%	3/1/30	14,995	13,305
	CenterPoint Energy Inc.	2.650%	6/1/31	3,326	2,846
	CenterPoint Energy Inc.	3.700%	9/1/49	10,153	7,659
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	9,377	9,617
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	4,096	3,988
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	7,026	5,862
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	25,138	26,226
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	7,075	7,453
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	4,100	3,434
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,341	6,118
	Cleco Corporate Holdings LLC	3.375%	9/15/29	500	439
	Cleco Corporate Holdings LLC	4.973%	5/1/46	5,682	4,793
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	5,960	6,098
	CMS Energy Corp.	3.000%	5/15/26	6,300	6,018
	CMS Energy Corp.	3.450%	8/15/27	5,306	5,054
	CMS Energy Corp.	4.875%	3/1/44	6,719	6,385
[5]	CMS Energy Corp.	4.750%	6/1/50	7,427	6,727
	CMS Energy Corp.	3.750%	12/1/50	3,435	2,746
	Commonwealth Edison Co.	2.550%	6/15/26	12,444	11,852
[5]	Commonwealth Edison Co.	2.950%	8/15/27	4,830	4,562
	Commonwealth Edison Co.	3.700%	8/15/28	4,085	3,950
	Commonwealth Edison Co.	2.200%	3/1/30	5,349	4,626
	Commonwealth Edison Co.	4.900%	2/1/33	2,915	2,960
	Commonwealth Edison Co.	5.900%	3/15/36	4,419	4,781
	Commonwealth Edison Co.	6.450%	1/15/38	9,168	10,143
	Commonwealth Edison Co.	3.800%	10/1/42	6,100	5,086
	Commonwealth Edison Co.	4.600%	8/15/43	6,980	6,469
	Commonwealth Edison Co.	4.700%	1/15/44	6,099	5,684
	Commonwealth Edison Co.	3.700%	3/1/45	10,900	8,816
	Commonwealth Edison Co.	4.350%	11/15/45	8,023	7,034
	Commonwealth Edison Co.	3.650%	6/15/46	15,958	12,629
[5]	Commonwealth Edison Co.	3.750%	8/15/47	10,109	8,166
	Commonwealth Edison Co.	4.000%	3/1/48	11,062	9,392
	Commonwealth Edison Co.	4.000%	3/1/49	11,414	9,599
[5]	Commonwealth Edison Co.	3.200%	11/15/49	8,401	6,040
	Commonwealth Edison Co.	3.000%	3/1/50	7,994	5,574
[5]	Commonwealth Edison Co.	2.750%	9/1/51	7,068	4,609
	Commonwealth Edison Co.	5.300%	2/1/53	4,020	4,096
[5]	Connecticut Light & Power Co.	0.750%	12/1/25	5,056	4,686
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	7,315	7,021
[5]	Connecticut Light & Power Co.	2.050%	7/1/31	6,260	5,206
	Connecticut Light & Power Co.	4.900%	7/1/33	3,605	3,644
	Connecticut Light & Power Co.	4.300%	4/15/44	6,005	5,320
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	5,520	4,891
	Connecticut Light & Power Co.	4.000%	4/1/48	11,803	10,073
	Connecticut Light & Power Co.	5.250%	1/15/53	7,220	7,371
[5]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	2,515	2,401
	Consolidated Edison Co. of New York Inc.	3.800%	5/15/28	1,944	1,879
[5]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	1,435	1,403
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	7,049	7,297

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	5,065	5,324
[5]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	6,705	6,844
[5]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	6,749	7,128
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	3,390	3,675
[5]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	525	575
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	4,106	4,701
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	11,587	11,701
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	11,463	11,906
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	4,330	3,687
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	23,873	21,432
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	9,690	8,645
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	17,280	14,096
[5]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	8,732	7,097
[5]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	8,414	7,057
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	5,035	3,576
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	4,945	5,621
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	4,895	5,401
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	6,371	5,747
[5]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	4,897	4,116
[5]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	4,235	3,499
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	10,274	8,935
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,729	5,819
[5]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	605	394
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	11,938	8,996
	Constellation Energy Generation LLC	5.600%	3/1/28	8,904	9,171
	Constellation Energy Generation LLC	5.800%	3/1/33	6,724	7,082
	Constellation Energy Generation LLC	6.125%	1/15/34	6,145	6,586
	Constellation Energy Generation LLC	6.250%	10/1/39	14,415	15,444
	Constellation Energy Generation LLC	5.750%	10/1/41	8,758	8,774
	Constellation Energy Generation LLC	5.600%	6/15/42	12,916	12,922
	Constellation Energy Generation LLC	6.500%	10/1/53	6,425	7,260
	Consumers Energy Co.	4.650%	3/1/28	3,975	3,997
	Consumers Energy Co.	3.800%	11/15/28	6,424	6,204
	Consumers Energy Co.	4.900%	2/15/29	4,450	4,538
	Consumers Energy Co.	3.600%	8/15/32	2,039	1,889
	Consumers Energy Co.	4.625%	5/15/33	9,515	9,507
	Consumers Energy Co.	3.950%	5/15/43	5,033	4,317
	Consumers Energy Co.	3.250%	8/15/46	6,837	5,417
	Consumers Energy Co.	3.950%	7/15/47	5,335	4,499
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.050%	5/15/48	7,667	6,711
	Consumers Energy Co.	4.350%	4/15/49	9,488	8,547
	Consumers Energy Co.	3.100%	8/15/50	7,947	5,868
	Consumers Energy Co.	3.500%	8/1/51	20,877	16,393
	Consumers Energy Co.	2.650%	8/15/52	2,397	1,594
	Consumers Energy Co.	4.200%	9/1/52	7,013	6,172
	Consumers Energy Co.	2.500%	5/1/60	5,557	3,409
	Dayton Power & Light Co.	3.950%	6/15/49	5,044	3,878
	Delmarva Power & Light Co.	4.150%	5/15/45	5,548	4,644
	Dominion Energy Inc.	3.900%	10/1/25	11,318	11,108
[5]	Dominion Energy Inc.	1.450%	4/15/26	6,897	6,393
[5]	Dominion Energy Inc.	2.850%	8/15/26	7,791	7,346
[5]	Dominion Energy Inc.	3.600%	3/15/27	3,560	3,417
	Dominion Energy Inc.	4.250%	6/1/28	5,688	5,583
[5]	Dominion Energy Inc.	3.375%	4/1/30	39,171	36,093
[5]	Dominion Energy Inc.	2.250%	8/15/31	8,491	7,029
[5]	Dominion Energy Inc.	4.350%	8/15/32	4,660	4,489
	Dominion Energy Inc.	5.375%	11/15/32	7,963	8,168
[5]	Dominion Energy Inc.	6.300%	3/15/33	6,448	6,908
[5]	Dominion Energy Inc.	5.250%	8/1/33	1,849	1,878
[5]	Dominion Energy Inc.	5.950%	6/15/35	5,025	5,293
	Dominion Energy Inc.	7.000%	6/15/38	6,641	7,484
[5]	Dominion Energy Inc.	3.300%	4/15/41	7,570	5,784
[5]	Dominion Energy Inc.	4.900%	8/1/41	12,426	11,485
[5]	Dominion Energy Inc.	4.050%	9/15/42	10,236	8,341
	Dominion Energy Inc.	4.700%	12/1/44	4,996	4,431
[5]	Dominion Energy Inc.	4.600%	3/15/49	7,591	6,692
[5]	Dominion Energy Inc.	4.850%	8/15/52	8,028	7,410
[5]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	2,626	2,199
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	6,380	7,223
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	3,857	4,185
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	4,677	4,754
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,643	6,083
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	6,813	6,511
	DTE Electric Co.	3.375%	3/1/25	7,278	7,149
[5]	DTE Electric Co.	1.900%	4/1/28	4,085	3,675
	DTE Electric Co.	2.250%	3/1/30	26,907	23,607
[5]	DTE Electric Co.	2.625%	3/1/31	7,965	6,992
	DTE Electric Co.	5.200%	4/1/33	15,690	16,316
[5]	DTE Electric Co.	4.000%	4/1/43	7,006	6,000
	DTE Electric Co.	4.300%	7/1/44	1,295	1,157
	DTE Electric Co.	3.700%	3/15/45	8,869	7,215
	DTE Electric Co.	3.700%	6/1/46	4,183	3,364
	DTE Electric Co.	3.750%	8/15/47	6,959	5,571
[5]	DTE Electric Co.	4.050%	5/15/48	4,205	3,588
	DTE Electric Co.	3.950%	3/1/49	5,742	4,822
	DTE Electric Co.	2.950%	3/1/50	7,616	5,344
[5]	DTE Electric Co.	3.250%	4/1/51	6,365	4,669
	DTE Electric Co.	5.400%	4/1/53	8,075	8,486
[5]	DTE Energy Co.	1.050%	6/1/25	10,524	9,919
	DTE Energy Co.	2.850%	10/1/26	42,404	40,085
	DTE Energy Co.	4.875%	6/1/28	5,771	5,820
[5]	DTE Energy Co.	3.400%	6/15/29	16,613	15,532
	DTE Energy Co.	2.950%	3/1/30	4,034	3,574
	Duke Energy Carolinas LLC	2.950%	12/1/26	9,114	8,802
	Duke Energy Carolinas LLC	3.950%	11/15/28	15,831	15,582
[5]	Duke Energy Carolinas LLC	6.000%	12/1/28	6,120	6,462
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,632	5,919
	Duke Energy Carolinas LLC	2.450%	2/1/30	7,663	6,808
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,422	6,452
	Duke Energy Carolinas LLC	6.450%	10/15/32	5,524	6,095
	Duke Energy Carolinas LLC	4.950%	1/15/33	13,975	14,245

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	6.100%	6/1/37	11,006	11,834
	Duke Energy Carolinas LLC	6.000%	1/15/38	7,574	8,161
	Duke Energy Carolinas LLC	6.050%	4/15/38	8,281	8,997
	Duke Energy Carolinas LLC	5.300%	2/15/40	10,953	11,078
	Duke Energy Carolinas LLC	4.250%	12/15/41	7,035	6,230
	Duke Energy Carolinas LLC	4.000%	9/30/42	8,499	7,266
	Duke Energy Carolinas LLC	3.750%	6/1/45	9,753	7,815
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,884	9,652
	Duke Energy Carolinas LLC	3.700%	12/1/47	11,298	8,891
	Duke Energy Carolinas LLC	3.950%	3/15/48	4,110	3,400
	Duke Energy Carolinas LLC	3.200%	8/15/49	9,282	6,766
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,356	6,325
	Duke Energy Carolinas LLC	5.350%	1/15/53	12,027	12,343
	Duke Energy Carolinas LLC	5.400%	1/15/54	5,250	5,424
	Duke Energy Corp.	0.900%	9/15/25	7,056	6,580
	Duke Energy Corp.	5.000%	12/8/25	2,200	2,208
	Duke Energy Corp.	2.650%	9/1/26	14,718	13,966
	Duke Energy Corp.	3.150%	8/15/27	16,776	15,868
	Duke Energy Corp.	5.000%	12/8/27	5,575	5,640
	Duke Energy Corp.	4.300%	3/15/28	4,360	4,297
	Duke Energy Corp.	3.400%	6/15/29	7,889	7,412
	Duke Energy Corp.	2.450%	6/1/30	19,901	17,389
	Duke Energy Corp.	2.550%	6/15/31	11,085	9,460
	Duke Energy Corp.	4.500%	8/15/32	14,889	14,432
	Duke Energy Corp.	5.750%	9/15/33	10,765	11,403
	Duke Energy Corp.	3.300%	6/15/41	3,575	2,742
	Duke Energy Corp.	4.800%	12/15/45	5,576	5,105
	Duke Energy Corp.	3.750%	9/1/46	23,338	18,069
	Duke Energy Corp.	3.950%	8/15/47	3,057	2,423
	Duke Energy Corp.	4.200%	6/15/49	9,037	7,419
	Duke Energy Corp.	3.500%	6/15/51	9,375	6,899
	Duke Energy Corp.	5.000%	8/15/52	10,312	9,643
	Duke Energy Corp.	6.100%	9/15/53	15,595	16,956
	Duke Energy Corp.	3.250%	1/15/82	3,316	2,596
	Duke Energy Florida LLC	3.200%	1/15/27	4,792	4,632
	Duke Energy Florida LLC	3.800%	7/15/28	6,163	5,982
	Duke Energy Florida LLC	2.500%	12/1/29	16,335	14,573
	Duke Energy Florida LLC	1.750%	6/15/30	8,374	6,995
	Duke Energy Florida LLC	2.400%	12/15/31	8,795	7,434
	Duke Energy Florida LLC	5.875%	11/15/33	4,500	4,853
	Duke Energy Florida LLC	6.350%	9/15/37	9,749	10,834
	Duke Energy Florida LLC	6.400%	6/15/38	10,922	12,230
	Duke Energy Florida LLC	5.650%	4/1/40	2,855	2,967
	Duke Energy Florida LLC	3.850%	11/15/42	2,006	1,656
	Duke Energy Florida LLC	3.400%	10/1/46	9,910	7,443
	Duke Energy Florida LLC	4.200%	7/15/48	7,260	6,294
	Duke Energy Florida LLC	3.000%	12/15/51	5,750	3,935
	Duke Energy Florida LLC	5.950%	11/15/52	3,000	3,297
	Duke Energy Florida LLC	6.200%	11/15/53	6,500	7,438
[5]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,876	3,626
	Duke Energy Indiana LLC	6.120%	10/15/35	6,018	6,433
	Duke Energy Indiana LLC	6.350%	8/15/38	9,822	10,926
	Duke Energy Indiana LLC	6.450%	4/1/39	4,557	5,094
[5]	Duke Energy Indiana LLC	4.900%	7/15/43	4,172	4,014
	Duke Energy Indiana LLC	3.750%	5/15/46	20,128	16,084
[5]	Duke Energy Indiana LLC	3.250%	10/1/49	6,201	4,511
	Duke Energy Indiana LLC	2.750%	4/1/50	6,514	4,222
	Duke Energy Indiana LLC	5.400%	4/1/53	2,873	2,929
	Duke Energy Ohio Inc.	3.650%	2/1/29	16,090	15,517
	Duke Energy Ohio Inc.	2.125%	6/1/30	5,200	4,421
	Duke Energy Ohio Inc.	5.250%	4/1/33	8,684	8,957
	Duke Energy Ohio Inc.	3.700%	6/15/46	7,073	5,583
	Duke Energy Ohio Inc.	4.300%	2/1/49	3,518	2,995
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,508	1,588
	Duke Energy Progress LLC	3.250%	8/15/25	13,585	13,272
	Duke Energy Progress LLC	3.700%	9/1/28	8,550	8,289
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	3.450%	3/15/29	10,711	10,215
	Duke Energy Progress LLC	2.000%	8/15/31	16,683	13,793
	Duke Energy Progress LLC	5.250%	3/15/33	4,280	4,423
	Duke Energy Progress LLC	6.300%	4/1/38	5,887	6,505
	Duke Energy Progress LLC	4.100%	5/15/42	5,722	4,950
	Duke Energy Progress LLC	4.100%	3/15/43	7,649	6,513
	Duke Energy Progress LLC	4.375%	3/30/44	6,410	5,692
	Duke Energy Progress LLC	4.150%	12/1/44	9,286	7,929
	Duke Energy Progress LLC	4.200%	8/15/45	9,147	7,833
	Duke Energy Progress LLC	3.700%	10/15/46	9,605	7,525
	Duke Energy Progress LLC	3.600%	9/15/47	8,920	6,875
	Duke Energy Progress LLC	2.500%	8/15/50	5,107	3,216
	Duke Energy Progress LLC	2.900%	8/15/51	8,860	5,987
	Duke Energy Progress LLC	4.000%	4/1/52	5,750	4,767
	Duke Energy Progress LLC	5.350%	3/15/53	6,910	7,016
[5]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	3,413	3,134
[5]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	4,700	3,823
[5]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	4,175	3,131
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	830
	Edison International	4.700%	8/15/25	5,398	5,333
	Edison International	5.750%	6/15/27	15,749	16,100
	Edison International	4.125%	3/15/28	7,397	7,146
	Edison International	6.950%	11/15/29	2,140	2,326
	El Paso Electric Co.	6.000%	5/15/35	3,715	3,772
	El Paso Electric Co.	5.000%	12/1/44	4,618	3,887
	Emera US Finance LP	3.550%	6/15/26	9,881	9,514
	Emera US Finance LP	4.750%	6/15/46	18,439	15,193
	Enel Americas SA	4.000%	10/25/26	7,753	7,546
	Enel Chile SA	4.875%	6/12/28	13,471	13,260
	Entergy Arkansas LLC	3.500%	4/1/26	6,503	6,326
	Entergy Arkansas LLC	5.150%	1/15/33	5,545	5,655
	Entergy Arkansas LLC	5.300%	9/15/33	4,615	4,738
	Entergy Arkansas LLC	4.200%	4/1/49	5,428	4,655
	Entergy Arkansas LLC	2.650%	6/15/51	10,070	6,345
	Entergy Corp.	0.900%	9/15/25	10,888	10,138
	Entergy Corp.	2.950%	9/1/26	11,639	11,060
	Entergy Corp.	1.900%	6/15/28	2,933	2,598
	Entergy Corp.	2.800%	6/15/30	18,520	16,334
	Entergy Corp.	2.400%	6/15/31	8,309	6,953
	Entergy Corp.	3.750%	6/15/50	8,660	6,538
	Entergy Louisiana LLC	2.400%	10/1/26	8,093	7,579
	Entergy Louisiana LLC	3.120%	9/1/27	7,267	6,864
	Entergy Louisiana LLC	3.250%	4/1/28	5,537	5,202
	Entergy Louisiana LLC	1.600%	12/15/30	4,480	3,590
	Entergy Louisiana LLC	3.050%	6/1/31	12,389	10,944
	Entergy Louisiana LLC	2.350%	6/15/32	8,145	6,767
	Entergy Louisiana LLC	4.000%	3/15/33	14,380	13,419
	Entergy Louisiana LLC	3.100%	6/15/41	6,752	5,107
	Entergy Louisiana LLC	4.950%	1/15/45	12,285	11,364
	Entergy Louisiana LLC	4.200%	9/1/48	9,910	8,282
	Entergy Louisiana LLC	4.200%	4/1/50	10,570	8,984
	Entergy Louisiana LLC	2.900%	3/15/51	11,500	7,675
	Entergy Louisiana LLC	4.750%	9/15/52	2,640	2,428
	Entergy Mississippi LLC	2.850%	6/1/28	11,589	10,719
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	4,026
	Entergy Mississippi LLC	3.850%	6/1/49	6,550	5,256
	Entergy Texas Inc.	1.750%	3/15/31	11,218	9,169
	Entergy Texas Inc.	4.500%	3/30/39	879	806
	Entergy Texas Inc.	3.550%	9/30/49	5,324	4,033
	Entergy Texas Inc.	5.800%	9/1/53	2,410	2,592
	Essential Utilities Inc.	3.566%	5/1/29	9,159	8,558
	Essential Utilities Inc.	2.704%	4/15/30	8,330	7,294
	Essential Utilities Inc.	4.276%	5/1/49	6,590	5,494
	Essential Utilities Inc.	3.351%	4/15/50	6,844	4,874

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essential Utilities Inc.	5.300%	5/1/52	11,430	10,965
	Evergy Inc.	2.900%	9/15/29	8,293	7,505
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,601	6,254
	Evergy Kansas Central Inc.	3.100%	4/1/27	13,500	12,857
	Evergy Kansas Central Inc.	4.125%	3/1/42	9,127	7,862
	Evergy Kansas Central Inc.	4.100%	4/1/43	5,640	4,757
	Evergy Kansas Central Inc.	4.250%	12/1/45	4,329	3,668
	Evergy Kansas Central Inc.	3.250%	9/1/49	5,450	3,857
	Evergy Kansas Central Inc.	3.450%	4/15/50	5,000	3,668
	Evergy Kansas Central Inc.	5.700%	3/15/53	4,820	5,036
[5]	Evergy Metro Inc.	2.250%	6/1/30	6,971	5,940
	Evergy Metro Inc.	5.300%	10/1/41	8,090	8,009
	Evergy Metro Inc.	4.200%	6/15/47	7,345	6,215
	Evergy Metro Inc.	4.200%	3/15/48	3,668	3,093
[5]	Evergy Metro Inc.	4.125%	4/1/49	2,753	2,265
[5]	Eversource Energy	3.150%	1/15/25	5,797	5,654
[5]	Eversource Energy	3.300%	1/15/28	7,696	7,286
	Eversource Energy	5.450%	3/1/28	18,236	18,759
[5]	Eversource Energy	4.250%	4/1/29	7,190	6,986
[5]	Eversource Energy	1.650%	8/15/30	10,445	8,504
	Eversource Energy	2.550%	3/15/31	5,200	4,398
	Eversource Energy	3.375%	3/1/32	7,417	6,574
	Eversource Energy	5.125%	5/15/33	8,975	9,023
	Eversource Energy	3.450%	1/15/50	9,713	7,022
[5]	Exelon Corp.	3.950%	6/15/25	23,702	23,304
	Exelon Corp.	3.400%	4/15/26	14,760	14,297
	Exelon Corp.	2.750%	3/15/27	1,315	1,238
	Exelon Corp.	5.150%	3/15/28	13,558	13,761
	Exelon Corp.	4.050%	4/15/30	23,935	22,871
	Exelon Corp.	3.350%	3/15/32	21,707	19,421
	Exelon Corp.	5.300%	3/15/33	10,804	11,036
[5]	Exelon Corp.	4.950%	6/15/35	8,587	8,246
	Exelon Corp.	5.625%	6/15/35	9,889	10,190
	Exelon Corp.	5.100%	6/15/45	6,787	6,416
	Exelon Corp.	4.450%	4/15/46	10,923	9,498
	Exelon Corp.	4.700%	4/15/50	14,980	13,535
	Exelon Corp.	4.100%	3/15/52	3,110	2,527
	Exelon Corp.	5.600%	3/15/53	8,791	8,945
	Florida Power & Light Co.	2.850%	4/1/25	22,582	22,046
	Florida Power & Light Co.	3.125%	12/1/25	9,450	9,192
	Florida Power & Light Co.	4.450%	5/15/26	9,100	9,109
[5]	Florida Power & Light Co.	3.300%	5/30/27	4,317	4,135
	Florida Power & Light Co.	4.400%	5/15/28	11,500	11,523
	Florida Power & Light Co.	4.625%	5/15/30	11,000	11,099
	Florida Power & Light Co.	2.450%	2/3/32	17,457	15,003
	Florida Power & Light Co.	5.100%	4/1/33	4,390	4,536
	Florida Power & Light Co.	4.800%	5/15/33	6,411	6,478
	Florida Power & Light Co.	5.625%	4/1/34	3,410	3,663
	Florida Power & Light Co.	4.950%	6/1/35	1,918	1,947
	Florida Power & Light Co.	5.650%	2/1/37	5,067	5,378
	Florida Power & Light Co.	5.950%	2/1/38	9,766	10,674
	Florida Power & Light Co.	5.960%	4/1/39	1,902	2,108
	Florida Power & Light Co.	5.690%	3/1/40	1,057	1,142
	Florida Power & Light Co.	5.250%	2/1/41	2,841	2,900
	Florida Power & Light Co.	4.125%	2/1/42	18,542	16,699
	Florida Power & Light Co.	4.050%	6/1/42	8,824	7,822
	Florida Power & Light Co.	3.800%	12/15/42	6,330	5,538
	Florida Power & Light Co.	4.050%	10/1/44	4,785	4,186
	Florida Power & Light Co.	3.700%	12/1/47	11,075	8,979
	Florida Power & Light Co.	3.950%	3/1/48	27,718	23,646
	Florida Power & Light Co.	3.990%	3/1/49	2,392	2,048
	Florida Power & Light Co.	3.150%	10/1/49	15,140	11,161
	Florida Power & Light Co.	2.875%	12/4/51	15,410	10,697
	Florida Power & Light Co.	5.300%	4/1/53	5,945	6,234
	Fortis Inc.	3.055%	10/4/26	13,438	12,759
	Georgia Power Co.	3.250%	4/1/26	9,405	9,045
	Georgia Power Co.	3.250%	3/30/27	8,046	7,683
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Power Co.	4.650%	5/16/28	9,264	9,337
[5]	Georgia Power Co.	2.650%	9/15/29	5,346	4,847
	Georgia Power Co.	4.950%	5/17/33	19,792	20,001
[5]	Georgia Power Co.	4.750%	9/1/40	9,537	8,890
	Georgia Power Co.	4.300%	3/15/42	14,697	13,030
	Georgia Power Co.	4.300%	3/15/43	7,428	6,466
[5]	Georgia Power Co.	3.700%	1/30/50	7,794	6,177
[5]	Georgia Power Co.	3.250%	3/15/51	9,755	7,081
	Iberdrola International BV	6.750%	7/15/36	6,131	7,123
[5]	Idaho Power Co.	5.500%	3/15/53	4,675	4,825
[5]	Idaho Power Co.	5.800%	4/1/54	9,250	9,902
	Indiana Michigan Power Co.	3.850%	5/15/28	11,585	11,181
	Indiana Michigan Power Co.	6.050%	3/15/37	7,594	8,101
[5]	Indiana Michigan Power Co.	4.550%	3/15/46	6,755	6,050
[5]	Indiana Michigan Power Co.	3.750%	7/1/47	9,780	7,484
	Indiana Michigan Power Co.	3.250%	5/1/51	13,990	9,982
	Indiana Michigan Power Co.	5.625%	4/1/53	4,565	4,804
	Interstate Power & Light Co.	3.250%	12/1/24	13,102	12,829
	Interstate Power & Light Co.	4.100%	9/26/28	8,425	8,187
	Interstate Power & Light Co.	3.600%	4/1/29	5,366	5,087
	Interstate Power & Light Co.	2.300%	6/1/30	6,075	5,204
	Interstate Power & Light Co.	5.700%	10/15/33	3,895	4,100
	Interstate Power & Light Co.	6.250%	7/15/39	3,895	4,208
	Interstate Power & Light Co.	3.700%	9/15/46	4,282	3,272
	Interstate Power & Light Co.	3.500%	9/30/49	1,401	1,046
	Interstate Power & Light Co.	3.100%	11/30/51	5,685	3,865
	IPALCO Enterprises Inc.	4.250%	5/1/30	6,090	5,636
	ITC Holdings Corp.	3.250%	6/30/26	7,130	6,857
	ITC Holdings Corp.	3.350%	11/15/27	9,646	9,169
	ITC Holdings Corp.	5.300%	7/1/43	12,262	11,841
[5]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,752	2,585
[5]	Kentucky Utilities Co.	5.450%	4/15/33	4,740	4,930
	Kentucky Utilities Co.	5.125%	11/1/40	9,314	9,090
	Kentucky Utilities Co.	4.375%	10/1/45	7,765	6,720
	Kentucky Utilities Co.	3.300%	6/1/50	7,473	5,465
[5]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,350	4,245
[5]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,675	2,789
	Louisville Gas & Electric Co.	4.250%	4/1/49	12,492	10,618
	MidAmerican Energy Co.	3.100%	5/1/27	7,021	6,718
	MidAmerican Energy Co.	3.650%	4/15/29	13,771	13,164
	MidAmerican Energy Co.	6.750%	12/30/31	4,483	5,104
	MidAmerican Energy Co.	5.350%	1/15/34	5,000	5,264
[5]	MidAmerican Energy Co.	5.750%	11/1/35	3,202	3,410
[5]	MidAmerican Energy Co.	5.800%	10/15/36	9,377	10,049
	MidAmerican Energy Co.	4.800%	9/15/43	6,411	6,045
	MidAmerican Energy Co.	4.400%	10/15/44	4,513	4,038
	MidAmerican Energy Co.	4.250%	5/1/46	8,275	7,221
	MidAmerican Energy Co.	3.950%	8/1/47	6,527	5,451
	MidAmerican Energy Co.	3.650%	8/1/48	13,426	10,690
	MidAmerican Energy Co.	4.250%	7/15/49	6,108	5,346
	MidAmerican Energy Co.	3.150%	4/15/50	7,382	5,308
	MidAmerican Energy Co.	5.850%	9/15/54	13,200	14,623
	Mississippi Power Co.	3.950%	3/30/28	3,172	3,076
[5]	Mississippi Power Co.	4.250%	3/15/42	8,161	6,973
	National Fuel Gas Co.	5.200%	7/15/25	2,927	2,913
	National Fuel Gas Co.	5.500%	1/15/26	5,036	5,039
	National Fuel Gas Co.	5.500%	10/1/26	3,050	3,062
	National Fuel Gas Co.	3.950%	9/15/27	4,596	4,375
	National Fuel Gas Co.	4.750%	9/1/28	10,726	10,398
	National Fuel Gas Co.	2.950%	3/1/31	5,113	4,289
	National Grid plc	5.602%	6/12/28	4,375	4,511
	National Grid plc	5.809%	6/12/33	9,488	9,974
	National Grid USA	5.803%	4/1/35	3,578	3,635
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	10,497	10,226

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	4,759	4,661
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	2,812	2,840
[5]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	10,203	9,913
[5]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	18,149	16,669
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	6,224	5,907
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	808	774
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	2,979	3,016
[5]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	5,505	5,626
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	7,101	6,875
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	9,049	8,599
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	7,932	6,877
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	1,190	935
[5]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	6,435	5,130
[5]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	2,035	2,437
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	11,899	11,160
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	4,628	4,390
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,905	3,080
[5]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	6,615	6,331
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	11,069	9,685
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	15,535	13,546
[5]	Nevada Power Co.	3.700%	5/1/29	12,145	11,662
[5]	Nevada Power Co.	2.400%	5/1/30	8,190	7,110
[5]	Nevada Power Co.	6.650%	4/1/36	4,957	5,454
[5]	Nevada Power Co.	6.750%	7/1/37	4,704	5,345
[5]	Nevada Power Co.	3.125%	8/1/50	5,019	3,478
[5]	Nevada Power Co.	5.900%	5/1/53	3,555	3,822
	Nevada Power Co.	6.000%	3/15/54	6,235	6,842
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	3,485	3,516
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,800	4,758
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	16,030	16,198
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,684	21,863
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	15,930	16,072
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	6,598	5,856
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,602	7,192
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	7,223	6,488
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	5,100	5,157
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	35,979	30,779
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,728	4,766
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	25,912	26,024
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	29,700	29,117
[5]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	9,577	8,304
[5]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	6,085	5,700
	NiSource Inc.	0.950%	8/15/25	14,605	13,653
	NiSource Inc.	3.490%	5/15/27	11,676	11,247
	NiSource Inc.	5.250%	3/30/28	4,183	4,272
	NiSource Inc.	2.950%	9/1/29	14,307	13,075
	NiSource Inc.	3.600%	5/1/30	6,784	6,329
	NiSource Inc.	1.700%	2/15/31	19,450	15,821
	NiSource Inc.	5.400%	6/30/33	6,450	6,655
	NiSource Inc.	5.950%	6/15/41	7,817	8,154
	NiSource Inc.	5.250%	2/15/43	3,027	2,943
	NiSource Inc.	4.800%	2/15/44	5,259	4,835
	NiSource Inc.	5.650%	2/1/45	5,550	5,588
	NiSource Inc.	4.375%	5/15/47	30,232	26,096
	NiSource Inc.	3.950%	3/30/48	2,840	2,300
	Northern States Power Co.	2.250%	4/1/31	2,525	2,167
	Northern States Power Co.	6.250%	6/1/36	3,695	4,086
	Northern States Power Co.	6.200%	7/1/37	5,941	6,531
	Northern States Power Co.	5.350%	11/1/39	11,151	11,438
	Northern States Power Co.	3.400%	8/15/42	5,952	4,738
	Northern States Power Co.	4.125%	5/15/44	1,678	1,456
	Northern States Power Co.	4.000%	8/15/45	3,270	2,721
	Northern States Power Co.	3.600%	5/15/46	655	516
	Northern States Power Co.	3.600%	9/15/47	1,995	1,573
	Northern States Power Co.	2.900%	3/1/50	5,861	4,108
	Northern States Power Co.	2.600%	6/1/51	1,392	911
	Northern States Power Co.	3.200%	4/1/52	5,051	3,732
	Northern States Power Co.	4.500%	6/1/52	7,535	6,952
	Northern States Power Co.	5.100%	5/15/53	5,435	5,507
	NorthWestern Corp.	4.176%	11/15/44	5,620	4,654
	NSTAR Electric Co.	3.200%	5/15/27	7,540	7,283
	NSTAR Electric Co.	3.250%	5/15/29	6,193	5,825
	NSTAR Electric Co.	3.950%	4/1/30	2,806	2,682
	NSTAR Electric Co.	5.500%	3/15/40	5,636	5,723
	NSTAR Electric Co.	4.400%	3/1/44	3,501	3,172
	NSTAR Electric Co.	4.950%	9/15/52	2,406	2,351
	Oglethorpe Power Corp.	5.950%	11/1/39	3,865	3,954
	Oglethorpe Power Corp.	5.375%	11/1/40	8,960	8,626
	Oglethorpe Power Corp.	4.500%	4/1/47	7,065	6,000
	Oglethorpe Power Corp.	5.050%	10/1/48	3,215	2,961
	Oglethorpe Power Corp.	5.250%	9/1/50	1,743	1,651
[7]	Oglethorpe Power Corp.	6.200%	12/1/53	6,275	6,752
	Ohio Edison Co.	6.875%	7/15/36	3,205	3,603
[5]	Ohio Power Co.	2.600%	4/1/30	800	701
[5]	Ohio Power Co.	1.625%	1/15/31	6,255	5,060
	Ohio Power Co.	5.000%	6/1/33	4,439	4,469
	Ohio Power Co.	4.150%	4/1/48	5,360	4,487
	Ohio Power Co.	4.000%	6/1/49	5,970	4,875
[5]	Ohio Power Co.	2.900%	10/1/51	4,555	3,094
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	5,725	5,541
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	9,623	8,787
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	5,979	6,244
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	4,220	3,537
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	5,668	4,482
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	5,000	5,247
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	10,397	10,143
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,990	2,783
[7]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	10,000	9,876
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	6,435	6,217
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	1,965	2,073
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,275	8,325
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	5,994	6,851
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	4,521	4,480

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	3,971	4,629
[7]	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	4,000	4,267
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,992	2,443
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	7,105	7,257
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	5,254	4,926
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,560	2,737
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	13,256	10,980
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	5,508	4,446
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,544	3,945
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	13,639	11,199
[5]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	9,849	7,073
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	8,009	6,490
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	3,487	2,303
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	5,185	5,105
[7]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	12,500	12,260
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	5,507	5,717
	ONE Gas Inc.	5.100%	4/1/29	2,500	2,550
	ONE Gas Inc.	2.000%	5/15/30	3,920	3,333
	ONE Gas Inc.	4.658%	2/1/44	6,485	5,877
	ONE Gas Inc.	4.500%	11/1/48	7,424	6,554
	Pacific Gas & Electric Co.	3.500%	6/15/25	7,569	7,344
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,933	1,873
	Pacific Gas & Electric Co.	3.150%	1/1/26	30,283	29,010
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,413	4,882
	Pacific Gas & Electric Co.	3.300%	12/1/27	34,312	32,047
	Pacific Gas & Electric Co.	3.000%	6/15/28	3,076	2,804
	Pacific Gas & Electric Co.	3.750%	7/1/28	19,825	18,570
	Pacific Gas & Electric Co.	6.100%	1/15/29	11,025	11,402
	Pacific Gas & Electric Co.	4.550%	7/1/30	41,396	39,438
	Pacific Gas & Electric Co.	2.500%	2/1/31	28,873	23,848
	Pacific Gas & Electric Co.	3.250%	6/1/31	6,189	5,364
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,720	8,003
	Pacific Gas & Electric Co.	6.400%	6/15/33	7,535	7,934
	Pacific Gas & Electric Co.	6.950%	3/15/34	11,000	12,111
	Pacific Gas & Electric Co.	4.500%	7/1/40	28,221	23,840
	Pacific Gas & Electric Co.	3.300%	8/1/40	11,892	8,716
	Pacific Gas & Electric Co.	4.200%	6/1/41	9,388	7,519
	Pacific Gas & Electric Co.	4.750%	2/15/44	15,345	12,824
	Pacific Gas & Electric Co.	4.300%	3/15/45	11,211	8,767
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,969	4,599
	Pacific Gas & Electric Co.	3.950%	12/1/47	29,841	21,936
	Pacific Gas & Electric Co.	4.950%	7/1/50	47,493	40,728
	Pacific Gas & Electric Co.	3.500%	8/1/50	28,933	20,047
	Pacific Gas & Electric Co.	6.750%	1/15/53	6,835	7,454
	Pacific Gas & Electric Co.	6.700%	4/1/53	8,075	8,790
	PacifiCorp	3.500%	6/15/29	14,167	13,285
	PacifiCorp	2.700%	9/15/30	6,648	5,750
	PacifiCorp	7.700%	11/15/31	1,399	1,634
	PacifiCorp	5.250%	6/15/35	3,987	3,994
	PacifiCorp	6.100%	8/1/36	5,828	6,234
	PacifiCorp	5.750%	4/1/37	10,640	10,925
	PacifiCorp	6.250%	10/15/37	8,982	9,633
	PacifiCorp	6.350%	7/15/38	4,412	4,762
	PacifiCorp	6.000%	1/15/39	5,505	5,773
	PacifiCorp	4.100%	2/1/42	5,780	4,803
	PacifiCorp	4.125%	1/15/49	9,757	7,921
	PacifiCorp	4.150%	2/15/50	6,364	5,166
	PacifiCorp	3.300%	3/15/51	7,800	5,420
	PacifiCorp	2.900%	6/15/52	20,068	12,921
	PacifiCorp	5.350%	12/1/53	10,105	9,718
	PacifiCorp	5.500%	5/15/54	12,100	11,887
	PECO Energy Co.	3.150%	10/15/25	2,350	2,290
	PECO Energy Co.	4.900%	6/15/33	13,155	13,379
	PECO Energy Co.	3.900%	3/1/48	7,181	6,072
	PECO Energy Co.	3.000%	9/15/49	5,925	4,234
	PECO Energy Co.	2.800%	6/15/50	7,120	4,860
	PECO Energy Co.	3.050%	3/15/51	5,737	4,070
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PECO Energy Co.	2.850%	9/15/51	4,905	3,287
	PECO Energy Co.	4.600%	5/15/52	4,468	4,204
	PECO Energy Co.	4.375%	8/15/52	6,143	5,535
[5]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	3,481	3,059
[5]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	8,150	6,349
[5]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,485	3,986
[5]	PG&E Recovery Funding LLC	5.256%	1/15/38	19,340	19,777
[5]	PG&E Recovery Funding LLC	5.536%	7/15/47	6,020	6,276
[5]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	11,423	11,007
[5]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	4,247	4,120
[5]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	4,034	3,844
[5]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	6,055	5,983
[5]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	5,685	5,575
[5]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	15,580	14,146
[5]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	17,105	17,276
[5]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	3,400	3,187
[5]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	5,630	5,640
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	6,710	6,278
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	4,500	3,841
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	4,915	5,062
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	2,640	2,359
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,650	3,416
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	13,099	9,141
	Pinnacle West Capital Corp.	1.300%	6/15/25	10,615	9,998
	Potomac Electric Power Co.	6.500%	11/15/37	7,787	8,919
	Potomac Electric Power Co.	4.150%	3/15/43	7,217	6,435
	PPL Capital Funding Inc.	3.100%	5/15/26	10,832	10,387
	PPL Electric Utilities Corp.	5.000%	5/15/33	12,690	12,987
	PPL Electric Utilities Corp.	6.250%	5/15/39	6,229	6,993
	PPL Electric Utilities Corp.	4.125%	6/15/44	3,455	3,021
	PPL Electric Utilities Corp.	4.150%	10/1/45	5,895	5,113
	PPL Electric Utilities Corp.	3.950%	6/1/47	6,740	5,717
	PPL Electric Utilities Corp.	4.150%	6/15/48	4,679	4,124
	PPL Electric Utilities Corp.	5.250%	5/15/53	10,330	10,667
	Progress Energy Inc.	7.750%	3/1/31	6,298	7,276
	Progress Energy Inc.	6.000%	12/1/39	3,324	3,487
	Public Service Co. of Colorado	3.700%	6/15/28	5,625	5,412
[5]	Public Service Co. of Colorado	1.900%	1/15/31	5,841	4,846
	Public Service Co. of Colorado	1.875%	6/15/31	11,030	9,106
[5]	Public Service Co. of Colorado	4.100%	6/1/32	5,925	5,658
[5]	Public Service Co. of Colorado	6.250%	9/1/37	2,033	2,212
	Public Service Co. of Colorado	3.600%	9/15/42	9,542	7,555
	Public Service Co. of Colorado	4.300%	3/15/44	2,207	1,908
	Public Service Co. of Colorado	3.800%	6/15/47	2,399	1,910
	Public Service Co. of Colorado	4.100%	6/15/48	4,505	3,676
	Public Service Co. of Colorado	4.050%	9/15/49	7,307	5,949
[5]	Public Service Co. of Colorado	3.200%	3/1/50	4,163	2,969
[5]	Public Service Co. of Colorado	2.700%	1/15/51	6,574	4,161
[5]	Public Service Co. of Colorado	4.500%	6/1/52	6,460	5,657
	Public Service Co. of Colorado	5.250%	4/1/53	16,205	16,162
	Public Service Co. of New Hampshire	5.350%	10/1/33	4,500	4,716
	Public Service Co. of New Hampshire	3.600%	7/1/49	5,714	4,526
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,890	4,957
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,585	5,629

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Service Electric & Gas Co.	3.000%	5/15/25	11,418	11,140
[5]	Public Service Electric & Gas Co.	2.250%	9/15/26	5,305	5,001
[5]	Public Service Electric & Gas Co.	3.000%	5/15/27	7,471	7,122
[5]	Public Service Electric & Gas Co.	3.700%	5/1/28	1,751	1,698
[5]	Public Service Electric & Gas Co.	3.650%	9/1/28	1,340	1,291
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	3,675	3,437
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	5,348	4,730
[5]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,591	5,003
[5]	Public Service Electric & Gas Co.	4.900%	12/15/32	5,380	5,468
[5]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,985	5,980
	Public Service Electric & Gas Co.	5.200%	8/1/33	8,460	8,823
[5]	Public Service Electric & Gas Co.	5.800%	5/1/37	2,576	2,727
[5]	Public Service Electric & Gas Co.	5.500%	3/1/40	417	433
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	5,865	5,062
[5]	Public Service Electric & Gas Co.	3.650%	9/1/42	2,036	1,696
[5]	Public Service Electric & Gas Co.	3.800%	3/1/46	18,548	15,462
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	6,800	5,504
[5]	Public Service Electric & Gas Co.	3.850%	5/1/49	11,760	9,806
[5]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,590	1,181
[5]	Public Service Electric & Gas Co.	3.150%	1/1/50	4,060	2,984
[5]	Public Service Electric & Gas Co.	2.700%	5/1/50	11,625	7,983
[5]	Public Service Electric & Gas Co.	2.050%	8/1/50	9,759	5,698
[5]	Public Service Electric & Gas Co.	5.125%	3/15/53	4,760	4,942
	Public Service Electric & Gas Co.	5.450%	8/1/53	2,084	2,252
	Public Service Enterprise Group Inc.	0.800%	8/15/25	8,730	8,159
	Public Service Enterprise Group Inc.	5.850%	11/15/27	6,875	7,160
	Public Service Enterprise Group Inc.	1.600%	8/15/30	11,760	9,617
	Public Service Enterprise Group Inc.	6.125%	10/15/33	5,500	5,915
	Puget Energy Inc.	3.650%	5/15/25	12,548	12,230
	Puget Energy Inc.	4.100%	6/15/30	6,814	6,254
	Puget Sound Energy Inc.	6.274%	3/15/37	4,150	4,491
	Puget Sound Energy Inc.	5.757%	10/1/39	6,910	7,138
	Puget Sound Energy Inc.	5.795%	3/15/40	2,119	2,194
	Puget Sound Energy Inc.	5.638%	4/15/41	3,428	3,507
	Puget Sound Energy Inc.	4.300%	5/20/45	9,889	8,458
	Puget Sound Energy Inc.	4.223%	6/15/48	8,306	7,061
	Puget Sound Energy Inc.	3.250%	9/15/49	7,135	5,072
	San Diego Gas & Electric Co.	2.500%	5/15/26	2,252	2,148
	San Diego Gas & Electric Co.	4.950%	8/15/28	5,340	5,451
[5]	San Diego Gas & Electric Co.	1.700%	10/1/30	5,058	4,189
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,929	2,077
	San Diego Gas & Electric Co.	4.500%	8/15/40	6,480	5,957
[5]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,260	4,238
	San Diego Gas & Electric Co.	4.150%	5/15/48	7,401	6,328
[5]	San Diego Gas & Electric Co.	3.320%	4/15/50	4,290	3,065
	San Diego Gas & Electric Co.	5.350%	4/1/53	10,300	10,464
[5]	SCE Recovery Funding LLC	4.697%	6/15/40	5,036	4,981
[5]	SCE Recovery Funding LLC	2.943%	11/15/42	3,075	2,535
[5]	SCE Recovery Funding LLC	3.240%	11/15/46	2,200	1,653
[5]	SCE Recovery Funding LLC	5.112%	12/15/47	4,175	4,143
	Sempra	3.300%	4/1/25	7,319	7,139
	Sempra	3.250%	6/15/27	10,528	9,983
	Sempra	3.400%	2/1/28	13,867	13,225
	Sempra	3.800%	2/1/38	15,136	12,961
	Sempra	6.000%	10/15/39	17,475	18,408
	Sempra	4.000%	2/1/48	11,343	9,339
	Sempra	4.125%	4/1/52	5,926	5,105
	Sierra Pacific Power Co.	2.600%	5/1/26	13,469	12,823
[7]	Sierra Pacific Power Co.	5.900%	3/15/54	5,200	5,524
[5]	Southern California Edison Co.	3.700%	8/1/25	18,228	17,862
[5]	Southern California Edison Co.	1.200%	2/1/26	6,450	6,003
	Southern California Edison Co.	5.850%	11/1/27	4,125	4,309
[5]	Southern California Edison Co.	3.650%	3/1/28	12,577	12,059
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.650%	10/1/28	7,635	7,961
[5]	Southern California Edison Co.	4.200%	3/1/29	8,947	8,770
	Southern California Edison Co.	6.650%	4/1/29	3,860	4,115
	Southern California Edison Co.	2.850%	8/1/29	4,897	4,468
	Southern California Edison Co.	2.250%	6/1/30	8,876	7,624
[5]	Southern California Edison Co.	2.500%	6/1/31	7,955	6,827
	Southern California Edison Co.	2.750%	2/1/32	5,310	4,601
	Southern California Edison Co.	5.950%	11/1/32	6,338	6,812
	Southern California Edison Co.	6.000%	1/15/34	6,726	7,397
[5]	Southern California Edison Co.	5.750%	4/1/35	3,421	3,566
[5]	Southern California Edison Co.	5.350%	7/15/35	9,563	9,855
	Southern California Edison Co.	5.625%	2/1/36	6,705	6,842
[5]	Southern California Edison Co.	5.550%	1/15/37	6,788	6,828
[5]	Southern California Edison Co.	5.950%	2/1/38	10,346	10,854
	Southern California Edison Co.	6.050%	3/15/39	3,736	3,961
	Southern California Edison Co.	5.500%	3/15/40	9,131	9,235
	Southern California Edison Co.	4.500%	9/1/40	6,134	5,503
	Southern California Edison Co.	4.050%	3/15/42	14,280	12,045
[5]	Southern California Edison Co.	3.900%	3/15/43	6,581	5,392
	Southern California Edison Co.	4.650%	10/1/43	6,428	5,859
[5]	Southern California Edison Co.	3.600%	2/1/45	6,733	5,222
	Southern California Edison Co.	4.000%	4/1/47	7,862	6,450
[5]	Southern California Edison Co.	4.125%	3/1/48	17,336	14,617
[5]	Southern California Edison Co.	4.875%	3/1/49	8,910	8,219
	Southern California Edison Co.	3.650%	2/1/50	19,273	14,940
[5]	Southern California Edison Co.	2.950%	2/1/51	8,700	5,925
[5]	Southern California Edison Co.	3.650%	6/1/51	6,500	4,895
	Southern California Edison Co.	3.450%	2/1/52	6,791	4,961
	Southern California Edison Co.	5.700%	3/1/53	5,792	6,101
	Southern California Edison Co.	5.875%	12/1/53	4,050	4,373
	Southern California Gas Co.	3.200%	6/15/25	3,894	3,797
[5]	Southern California Gas Co.	2.600%	6/15/26	15,620	14,903
	Southern California Gas Co.	2.950%	4/15/27	9,210	8,733
[5]	Southern California Gas Co.	2.550%	2/1/30	12,187	10,722
	Southern California Gas Co.	3.750%	9/15/42	6,775	5,488
[5]	Southern California Gas Co.	4.125%	6/1/48	6,050	5,124
[5]	Southern California Gas Co.	4.300%	1/15/49	2,698	2,292
[5]	Southern California Gas Co.	3.950%	2/15/50	6,847	5,451
	Southern California Gas Co.	6.350%	11/15/52	8,110	9,279
	Southern California Gas Co.	5.750%	6/1/53	6,500	6,863
	Southern Co.	5.150%	10/6/25	2,333	2,340
	Southern Co.	3.250%	7/1/26	23,555	22,721
	Southern Co.	5.113%	8/1/27	6,325	6,414
[5]	Southern Co.	1.750%	3/15/28	5,265	4,682
	Southern Co.	4.850%	6/15/28	9,385	9,455
	Southern Co.	5.500%	3/15/29	15,365	15,991
[5]	Southern Co.	3.700%	4/30/30	6,802	6,414
	Southern Co.	5.700%	10/15/32	8,294	8,731
	Southern Co.	5.200%	6/15/33	18,670	19,050
	Southern Co.	4.250%	7/1/36	8,195	7,531
	Southern Co.	4.400%	7/1/46	13,056	11,512
[5]	Southern Co.	4.000%	1/15/51	6,740	6,434
[5]	Southern Co.	3.750%	9/15/51	16,697	15,211
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	8,513	8,190
[5]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	12,192	9,957
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	7,110	7,209
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,125	4,336
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	5,430	5,524
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	5,576	4,729
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	6,265	4,885
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	20,205	17,095
[5]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	905	611
	Southern Power Co.	4.150%	12/1/25	6,425	6,329
	Southern Power Co.	0.900%	1/15/26	1,450	1,337
	Southern Power Co.	5.150%	9/15/41	11,761	11,102
	Southern Power Co.	5.250%	7/15/43	4,015	3,799
[5]	Southern Power Co.	4.950%	12/15/46	5,330	4,789

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	5.800%	12/1/27	2,615	2,693
	Southwest Gas Corp.	3.700%	4/1/28	6,700	6,367
	Southwest Gas Corp.	2.200%	6/15/30	2,827	2,401
	Southwest Gas Corp.	3.800%	9/29/46	1,245	932
	Southwest Gas Corp.	4.150%	6/1/49	4,835	3,801
[5]	Southwestern Electric Power Co.	1.650%	3/15/26	4,806	4,479
[5]	Southwestern Electric Power Co.	2.750%	10/1/26	5,790	5,442
[5]	Southwestern Electric Power Co.	4.100%	9/15/28	18,345	17,738
	Southwestern Electric Power Co.	5.300%	4/1/33	4,595	4,603
	Southwestern Electric Power Co.	6.200%	3/15/40	9,522	10,113
[5]	Southwestern Electric Power Co.	3.900%	4/1/45	10,645	8,216
[5]	Southwestern Electric Power Co.	3.850%	2/1/48	8,277	6,221
	Southwestern Electric Power Co.	3.250%	11/1/51	7,500	5,064
	Southwestern Public Service Co.	4.500%	8/15/41	6,348	5,641
	Southwestern Public Service Co.	3.400%	8/15/46	21,190	15,398
	Southwestern Public Service Co.	3.700%	8/15/47	8,566	6,520
[5]	Southwestern Public Service Co.	4.400%	11/15/48	11,697	9,862
	Southwestern Public Service Co.	3.750%	6/15/49	6,712	5,154
[5]	Southwestern Public Service Co.	3.150%	5/1/50	10,865	7,483
	Spire Missouri Inc.	4.800%	2/15/33	3,565	3,568
	Tampa Electric Co.	2.400%	3/15/31	5,210	4,398
	Tampa Electric Co.	4.100%	6/15/42	3,880	3,349
	Tampa Electric Co.	4.350%	5/15/44	6,043	5,157
	Tampa Electric Co.	4.300%	6/15/48	5,281	4,432
	Tampa Electric Co.	4.450%	6/15/49	8,270	7,125
	Tampa Electric Co.	3.625%	6/15/50	6,292	4,734
	Tampa Electric Co.	3.450%	3/15/51	5,065	3,683
	Tampa Electric Co.	5.000%	7/15/52	4,735	4,499
	Toledo Edison Co.	6.150%	5/15/37	3,940	4,253
	Tucson Electric Power Co.	3.050%	3/15/25	3,634	3,544
	Tucson Electric Power Co.	1.500%	8/1/30	5,416	4,419
	Tucson Electric Power Co.	3.250%	5/15/32	3,616	3,219
	Tucson Electric Power Co.	4.850%	12/1/48	3,550	3,239
	Tucson Electric Power Co.	4.000%	6/15/50	6,947	5,503
	Tucson Electric Power Co.	5.500%	4/15/53	4,985	5,076
	Union Electric Co.	2.950%	6/15/27	7,705	7,347
	Union Electric Co.	3.500%	3/15/29	6,679	6,328
	Union Electric Co.	2.950%	3/15/30	10,824	9,772
	Union Electric Co.	2.150%	3/15/32	7,983	6,617
	Union Electric Co.	5.300%	8/1/37	4,659	4,821
	Union Electric Co.	8.450%	3/15/39	2,265	2,971
	Union Electric Co.	3.900%	9/15/42	6,611	5,543
	Union Electric Co.	3.650%	4/15/45	9,180	7,226
	Union Electric Co.	4.000%	4/1/48	12,635	10,416
	Union Electric Co.	3.250%	10/1/49	7,876	5,526
	Union Electric Co.	2.625%	3/15/51	6,096	3,891
	Union Electric Co.	3.900%	4/1/52	4,596	3,798
	Union Electric Co.	5.450%	3/15/53	8,560	8,833
	United Utilities plc	6.875%	8/15/28	4,807	5,188
[5]	Virginia Electric & Power Co.	3.100%	5/15/25	5,553	5,417
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	18,853	18,283
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	6,051	5,782
[5]	Virginia Electric & Power Co.	3.500%	3/15/27	33,821	32,686
[5]	Virginia Electric & Power Co.	3.800%	4/1/28	22,968	22,277
[5]	Virginia Electric & Power Co.	2.875%	7/15/29	5,710	5,247
	Virginia Electric & Power Co.	2.300%	11/15/31	4,804	4,045
	Virginia Electric & Power Co.	2.400%	3/30/32	8,800	7,433
	Virginia Electric & Power Co.	5.000%	4/1/33	8,740	8,850
	Virginia Electric & Power Co.	5.300%	8/15/33	7,190	7,425
[5]	Virginia Electric & Power Co.	6.000%	1/15/36	8,987	9,641
[5]	Virginia Electric & Power Co.	6.000%	5/15/37	8,787	9,461
	Virginia Electric & Power Co.	6.350%	11/30/37	6,415	7,067
	Virginia Electric & Power Co.	8.875%	11/15/38	4,361	5,953
	Virginia Electric & Power Co.	4.000%	1/15/43	11,410	9,746
[5]	Virginia Electric & Power Co.	4.650%	8/15/43	8,088	7,420
	Virginia Electric & Power Co.	4.450%	2/15/44	13,366	11,945
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	9,600	8,222
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Virginia Electric & Power Co.	4.000%	11/15/46	6,732	5,581
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	9,606	7,694
	Virginia Electric & Power Co.	4.600%	12/1/48	8,780	7,951
	Virginia Electric & Power Co.	3.300%	12/1/49	2,000	1,464
	Virginia Electric & Power Co.	2.450%	12/15/50	16,491	10,166
	Virginia Electric & Power Co.	2.950%	11/15/51	26,660	18,205
[5]	Virginia Electric & Power Co.	4.625%	5/15/52	9,854	8,914
	Virginia Electric & Power Co.	5.450%	4/1/53	6,480	6,687
	Virginia Electric & Power Co.	5.700%	8/15/53	10,775	11,443
[5]	Washington Gas Light Co.	3.796%	9/15/46	5,465	4,173
[5]	Washington Gas Light Co.	3.650%	9/15/49	6,935	5,213
	WEC Energy Group Inc.	3.550%	6/15/25	1,360	1,324
	WEC Energy Group Inc.	5.000%	9/27/25	2,750	2,747
	WEC Energy Group Inc.	4.750%	1/9/26	4,770	4,751
	WEC Energy Group Inc.	5.600%	9/12/26	5,130	5,223
	WEC Energy Group Inc.	5.150%	10/1/27	2,669	2,709
	WEC Energy Group Inc.	1.375%	10/15/27	6,806	6,019
	WEC Energy Group Inc.	4.750%	1/15/28	4,913	4,914
	WEC Energy Group Inc.	2.200%	12/15/28	2,575	2,291
	WEC Energy Group Inc.	1.800%	10/15/30	8,465	6,912
	Wisconsin Electric Power Co.	2.050%	12/15/24	1,930	1,874
	Wisconsin Electric Power Co.	1.700%	6/15/28	4,545	4,040
	Wisconsin Electric Power Co.	4.750%	9/30/32	7,310	7,386
	Wisconsin Electric Power Co.	5.625%	5/15/33	775	837
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,175	1,244
	Wisconsin Electric Power Co.	4.300%	10/15/48	4,445	3,891
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,552	2,407
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,659	4,316
	Wisconsin Power & Light Co.	4.950%	4/1/33	4,000	4,009
	Wisconsin Power & Light Co.	6.375%	8/15/37	4,325	4,714
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,995	3,834
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,445	2,467
	Wisconsin Public Service Corp.	3.671%	12/1/42	3,755	3,033
	Wisconsin Public Service Corp.	4.752%	11/1/44	5,920	5,491
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,140	1,562
	Wisconsin Public Service Corp.	2.850%	12/1/51	6,045	4,005
	Xcel Energy Inc.	3.300%	6/1/25	7,770	7,585
	Xcel Energy Inc.	3.350%	12/1/26	6,122	5,900
	Xcel Energy Inc.	1.750%	3/15/27	4,672	4,262
	Xcel Energy Inc.	4.000%	6/15/28	7,275	7,099
	Xcel Energy Inc.	2.600%	12/1/29	11,474	10,261
	Xcel Energy Inc.	3.400%	6/1/30	18,208	16,790
	Xcel Energy Inc.	2.350%	11/15/31	4,487	3,696
	Xcel Energy Inc.	4.600%	6/1/32	9,275	9,056
	Xcel Energy Inc.	6.500%	7/1/36	9,628	10,794
	Xcel Energy Inc.	3.500%	12/1/49	9,166	6,779
					7,463,326
Total Corporate Bonds (Cost $91,906,823)					84,851,303
Sovereign Bonds (3.5%)
[5]	African Development Bank	0.875%	3/23/26	39,466	36,644
[5]	African Development Bank	0.875%	7/22/26	34,423	31,661
	African Development Bank	4.625%	1/4/27	20,445	20,740
[5]	African Development Bank	4.375%	11/3/27	45,810	46,314
	African Development Bank	4.375%	3/14/28	26,125	26,454
[5]	Asian Development Bank	2.000%	1/22/25	20,439	19,859
[5]	Asian Development Bank	2.125%	3/19/25	3,485	3,381
	Asian Development Bank	0.625%	4/29/25	55,341	52,530
[5]	Asian Development Bank	2.875%	5/6/25	55,320	54,071
[5]	Asian Development Bank	4.625%	6/13/25	18,775	18,796
[5]	Asian Development Bank	0.375%	9/3/25	77,559	72,491
	Asian Development Bank	4.250%	1/9/26	62,038	62,000
[5]	Asian Development Bank	0.500%	2/4/26	70,595	65,299
[5]	Asian Development Bank	1.000%	4/14/26	29,715	27,638
[5]	Asian Development Bank	2.000%	4/24/26	15,745	14,972
[5]	Asian Development Bank	1.750%	8/14/26	2,985	2,809
[5]	Asian Development Bank	2.625%	1/12/27	23,767	22,759

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Asian Development Bank	1.500%	1/20/27	61,393	56,836
	Asian Development Bank	6.220%	8/15/27	1,380	1,467
[5]	Asian Development Bank	3.125%	8/20/27	36,388	35,256
[5]	Asian Development Bank	2.500%	11/2/27	42,881	40,540
[5]	Asian Development Bank	2.750%	1/19/28	26,977	25,687
[5]	Asian Development Bank	3.750%	4/25/28	39,559	39,127
[5]	Asian Development Bank	1.250%	6/9/28	10,650	9,457
	Asian Development Bank	5.820%	6/16/28	5,950	6,359
[5]	Asian Development Bank	4.500%	8/25/28	49,005	50,010
[5]	Asian Development Bank	3.125%	9/26/28	12,695	12,221
[5]	Asian Development Bank	1.875%	3/15/29	60	54
[5]	Asian Development Bank	1.750%	9/19/29	41,937	37,179
[5]	Asian Development Bank	1.875%	1/24/30	25,996	22,984
[5]	Asian Development Bank	0.750%	10/8/30	27,460	22,162
[5]	Asian Development Bank	1.500%	3/4/31	32,480	27,422
	Asian Development Bank	3.125%	4/27/32	24,820	23,228
[5]	Asian Development Bank	3.875%	9/28/32	18,240	17,998
[5]	Asian Development Bank	4.000%	1/12/33	30,315	30,216
[5]	Asian Development Bank	3.875%	6/14/33	27,605	27,219
	Asian Infrastructure Investment Bank	0.500%	5/28/25	24,485	23,111
	Asian Infrastructure Investment Bank	3.375%	6/29/25	17,390	17,072
	Asian Infrastructure Investment Bank	0.500%	1/27/26	40,890	37,783
	Asian Infrastructure Investment Bank	4.875%	9/14/26	26,025	26,459
	Asian Infrastructure Investment Bank	3.750%	9/14/27	25,905	25,575
	Asian Infrastructure Investment Bank	4.000%	1/18/28	31,700	31,533
	Canadian Government Bond	1.625%	1/22/25	43,338	42,005
	Canadian Government Bond	2.875%	4/28/25	38,195	37,355
	Canadian Government Bond	0.750%	5/19/26	57,880	53,442
	Canadian Government Bond	3.750%	4/26/28	39,870	39,535
	Corp. Andina de Fomento	1.625%	9/23/25	8,820	8,314
	Corp. Andina de Fomento	5.250%	11/21/25	31,275	31,320
	Corp. Andina de Fomento	4.750%	4/1/26	12,965	12,875
	Corp. Andina de Fomento	2.250%	2/8/27	9,975	9,204
	Corp. Andina de Fomento	6.000%	4/26/27	14,895	15,410
	Council of Europe Development Bank	1.375%	2/27/25	12,745	12,264
	Council of Europe Development Bank	3.000%	6/16/25	10,313	10,078
	Council of Europe Development Bank	3.750%	5/25/26	15,650	15,479
	Council of Europe Development Bank	0.875%	9/22/26	19,292	17,663
	Council of Europe Development Bank	3.625%	1/26/28	19,400	19,097
	Equinor ASA	2.875%	4/6/25	17,178	16,774
	Equinor ASA	1.750%	1/22/26	24,379	23,063
	Equinor ASA	3.000%	4/6/27	8,510	8,146
	Equinor ASA	7.250%	9/23/27	7,475	8,200
	Equinor ASA	3.625%	9/10/28	18,956	18,489
[7]	Equinor ASA	6.500%	12/1/28	975	1,058
	Equinor ASA	3.125%	4/6/30	27,630	25,987
	Equinor ASA	2.375%	5/22/30	11,617	10,382
	Equinor ASA	3.625%	4/6/40	9,256	7,994
	Equinor ASA	5.100%	8/17/40	9,661	9,933
	Equinor ASA	4.250%	11/23/41	11,799	10,898
	Equinor ASA	3.950%	5/15/43	14,642	12,927
	Equinor ASA	4.800%	11/8/43	11,020	10,840
	Equinor ASA	3.250%	11/18/49	27,057	20,504
	Equinor ASA	3.700%	4/6/50	32,184	26,575
[5]	European Bank for Reconstruction & Development	1.500%	2/13/25	8,285	7,994
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Bank for Reconstruction & Development	0.500%	5/19/25	36,030	34,048
[5]	European Bank for Reconstruction & Development	0.500%	11/25/25	33,835	31,454
[5]	European Bank for Reconstruction & Development	0.500%	1/28/26	41,694	38,584
[5]	European Bank for Reconstruction & Development	4.375%	3/9/28	15,340	15,557
	European Investment Bank	1.875%	2/10/25	78,466	76,115
	European Investment Bank	1.625%	3/14/25	69,483	67,053
	European Investment Bank	0.625%	7/25/25	85,039	80,124
	European Investment Bank	2.750%	8/15/25	41,794	40,682
	European Investment Bank	0.375%	12/15/25	59,801	55,416
	European Investment Bank	0.375%	3/26/26	59,369	54,574
	European Investment Bank	2.125%	4/13/26	58,995	56,343
	European Investment Bank	0.750%	10/26/26	6,202	5,655
[5]	European Investment Bank	1.375%	3/15/27	42,540	39,140
	European Investment Bank	2.375%	5/24/27	20,388	19,318
	European Investment Bank	0.625%	10/21/27	3,864	3,406
	European Investment Bank	3.250%	11/15/27	27,557	26,808
	European Investment Bank	3.875%	3/15/28	64,368	64,103
	European Investment Bank	4.500%	10/16/28	44,310	45,301
	European Investment Bank	1.750%	3/15/29	715	641
	European Investment Bank	1.625%	10/9/29	16,236	14,290
	European Investment Bank	0.875%	5/17/30	11,668	9,646
	European Investment Bank	3.625%	7/15/30	58,910	57,661
	European Investment Bank	0.750%	9/23/30	23,730	19,287
	European Investment Bank	1.250%	2/14/31	10,051	8,400
	European Investment Bank	3.750%	2/14/33	32,866	32,262
	European Investment Bank	4.875%	2/15/36	31,555	33,779
[8]	Export Development Canada	3.375%	8/26/25	35,000	34,386
[8]	Export Development Canada	4.375%	6/29/26	39,275	39,442
[8]	Export Development Canada	3.000%	5/25/27	26,100	25,201
[8]	Export Development Canada	3.875%	2/14/28	28,150	27,977
	Export-Import Bank of Korea	2.875%	1/21/25	5,828	5,712
	Export-Import Bank of Korea	1.875%	2/12/25	16,200	15,686
	Export-Import Bank of Korea	5.375%	9/18/25	6,565	6,634
	Export-Import Bank of Korea	3.250%	11/10/25	9,435	9,182
	Export-Import Bank of Korea	4.875%	1/11/26	7,100	7,114
	Export-Import Bank of Korea	0.625%	2/9/26	4,375	4,014
	Export-Import Bank of Korea	2.625%	5/26/26	31,567	30,038
	Export-Import Bank of Korea	3.250%	8/12/26	2,189	2,108
	Export-Import Bank of Korea	1.625%	1/18/27	7,940	7,289
	Export-Import Bank of Korea	2.375%	4/21/27	1,775	1,659
	Export-Import Bank of Korea	4.250%	9/15/27	12,520	12,398
	Export-Import Bank of Korea	5.000%	1/11/28	17,460	17,785
	Export-Import Bank of Korea	1.250%	9/21/30	25,575	20,682
	Export-Import Bank of Korea	1.375%	2/9/31	6,060	4,881
	Export-Import Bank of Korea	2.125%	1/18/32	13,084	10,935
	Export-Import Bank of Korea	4.500%	9/15/32	6,460	6,415
	Export-Import Bank of Korea	5.125%	1/11/33	10,365	10,754
	Export-Import Bank of Korea	5.125%	9/18/33	9,600	9,976
	Export-Import Bank of Korea	2.500%	6/29/41	13,895	10,164
[5]	Hong Kong Government International Bond	1.750%	11/24/31	12,515	10,523
[5]	Hydro-Quebec	8.500%	12/1/29	5,546	6,625
	Inter-American Development Bank	2.125%	1/15/25	37,599	36,602
[5]	Inter-American Development Bank	1.750%	3/14/25	46,600	45,018
	Inter-American Development Bank	0.875%	4/3/25	40,712	38,844
	Inter-American Development Bank	7.000%	6/15/25	6,754	6,962
	Inter-American Development Bank	0.625%	7/15/25	67,024	63,177
[5]	Inter-American Development Bank	0.875%	4/20/26	91,124	84,507

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Inter-American Development Bank	4.500%	5/15/26	39,085	39,345
[5]	Inter-American Development Bank	2.000%	6/2/26	39,820	37,796
	Inter-American Development Bank	2.000%	7/23/26	27,786	26,319
	Inter-American Development Bank	1.500%	1/13/27	4,795	4,443
	Inter-American Development Bank	4.375%	2/1/27	28,170	28,396
	Inter-American Development Bank	2.375%	7/7/27	58,096	54,927
	Inter-American Development Bank	0.625%	9/16/27	41,494	36,694
	Inter-American Development Bank	4.000%	1/12/28	71,475	71,383
	Inter-American Development Bank	1.125%	7/20/28	25,395	22,366
	Inter-American Development Bank	3.125%	9/18/28	44,731	43,044
	Inter-American Development Bank	2.250%	6/18/29	25,565	23,374
[5]	Inter-American Development Bank	1.125%	1/13/31	38,505	31,781
[5]	Inter-American Development Bank	3.500%	4/12/33	31,748	30,385
[5]	Inter-American Development Bank	4.500%	9/13/33	36,350	37,602
[5]	Inter-American Development Bank	3.875%	10/28/41	7,450	6,884
	Inter-American Development Bank	3.200%	8/7/42	11,942	10,021
	Inter-American Development Bank	4.375%	1/24/44	12,422	12,244
	Inter-American Investment Corp.	4.125%	2/15/28	15,600	15,573
	Inter-American Investment Corp.	4.750%	9/19/28	7,850	8,048
	International Bank for Reconstruction & Development	1.625%	1/15/25	44,599	43,199
[5]	International Bank for Reconstruction & Development	2.125%	3/3/25	12,153	11,802
	International Bank for Reconstruction & Development	0.750%	3/11/25	24,098	23,013
	International Bank for Reconstruction & Development	0.625%	4/22/25	98,094	93,215
	International Bank for Reconstruction & Development	0.375%	7/28/25	95,176	89,264
[5]	International Bank for Reconstruction & Development	2.500%	7/29/25	40,032	38,829
	International Bank for Reconstruction & Development	0.500%	10/28/25	100,707	93,879
[5]	International Bank for Reconstruction & Development	3.125%	11/20/25	16,387	16,011
	International Bank for Reconstruction & Development	8.875%	3/1/26	1,050	1,140
	International Bank for Reconstruction & Development	0.875%	7/15/26	37,904	34,927
[5]	International Bank for Reconstruction & Development	1.875%	10/27/26	10,074	9,473
[5]	International Bank for Reconstruction & Development	2.500%	11/22/27	37,459	35,392
	International Bank for Reconstruction & Development	0.750%	11/24/27	64,091	56,549
[5]	International Bank for Reconstruction & Development	1.375%	4/20/28	37,427	33,561
	International Bank for Reconstruction & Development	3.500%	7/12/28	66,436	65,071
	International Bank for Reconstruction & Development	4.625%	8/1/28	58,320	59,827
	International Bank for Reconstruction & Development	1.125%	9/13/28	33,065	29,022
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	3.625%	9/21/29	42,065	41,284
[5]	International Bank for Reconstruction & Development	1.750%	10/23/29	18,824	16,639
	International Bank for Reconstruction & Development	3.875%	2/14/30	90,403	89,733
	International Bank for Reconstruction & Development	0.875%	5/14/30	28,837	23,748
	International Bank for Reconstruction & Development	4.000%	7/25/30	52,605	52,542
	International Bank for Reconstruction & Development	0.750%	8/26/30	56,510	45,755
	International Bank for Reconstruction & Development	1.250%	2/10/31	60,800	50,548
	International Bank for Reconstruction & Development	1.625%	11/3/31	109,555	92,299
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,146	27,880
	International Bank for Reconstruction & Development	4.750%	11/14/33	23,825	25,170
[5]	International Bank for Reconstruction & Development	4.750%	2/15/35	12,073	12,588
[5]	International Finance Corp.	0.375%	7/16/25	11,407	10,712
[5]	International Finance Corp.	2.125%	4/7/26	25,162	24,025
[5]	International Finance Corp.	4.375%	1/15/27	13,605	13,716
[5]	International Finance Corp.	4.500%	7/13/28	15,689	16,024
	International Finance Corp.	0.750%	8/27/30	13,120	10,638
[5,9]	Japan Bank for International Cooperation	2.125%	2/10/25	37,819	36,685
[9]	Japan Bank for International Cooperation	2.875%	4/14/25	3,566	3,478
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	34,593	32,478
[5,9]	Japan Bank for International Cooperation	2.750%	1/21/26	12,076	11,650
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	33,400	33,212
[5,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,886	2,750
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	17,100	16,990
[5,9]	Japan Bank for International Cooperation	2.250%	11/4/26	30,357	28,559
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	35,087	33,439
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	9,917	9,443
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	32,170	30,367
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	9,100	9,222
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	15,269	14,597
[9]	Japan Bank for International Cooperation	4.875%	10/18/28	2,725	2,800
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	22,490	21,685
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	26,053	23,381
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	12,908	11,363
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	17,228	13,982
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,698	16,628
[9]	Japan International Cooperation Agency	2.750%	4/27/27	11,960	11,336
[9]	Japan International Cooperation Agency	3.250%	5/25/27	29,600	28,466
[9]	Japan International Cooperation Agency	4.000%	5/23/28	9,350	9,209

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Japan International Cooperation Agency	3.375%	6/12/28	5,250	5,037
[9]	Japan International Cooperation Agency	1.000%	7/22/30	6,760	5,452
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,600	2,995
[10]	KFW	1.250%	1/31/25	67,559	65,087
[10]	KFW	2.000%	5/2/25	29,851	28,846
[10]	KFW	0.375%	7/18/25	104,898	98,476
[10]	KFW	5.125%	9/29/25	35,019	35,408
[10]	KFW	0.625%	1/22/26	95,237	88,427
[10]	KFW	3.625%	4/1/26	45,224	44,654
[10]	KFW	4.625%	8/7/26	53,275	53,866
[10]	KFW	1.000%	10/1/26	62,839	57,820
[10]	KFW	3.000%	5/20/27	35,700	34,493
[10]	KFW	3.750%	2/15/28	56,674	56,114
[10]	KFW	2.875%	4/3/28	27,614	26,383
[10]	KFW	3.875%	6/15/28	56,780	56,461
[10]	KFW	1.750%	9/14/29	19,375	17,213
[10]	KFW	0.750%	9/30/30	33,580	27,271
[10]	KFW	4.750%	10/29/30	20,325	21,224
[10]	KFW	4.125%	7/15/33	53,865	54,181
[10]	KFW	0.000%	4/18/36	22,467	13,487
[10]	KFW	0.000%	6/29/37	40,220	22,911
	Korea Development Bank	0.750%	1/25/25	11,105	10,637
	Korea Development Bank	3.375%	9/16/25	7,610	7,429
	Korea Development Bank	0.800%	4/27/26	2,230	2,036
	Korea Development Bank	2.000%	9/12/26	5,070	4,721
	Korea Development Bank	5.375%	10/23/26	8,215	8,370
	Korea Development Bank	1.375%	4/25/27	8,355	7,551
	Korea Development Bank	4.375%	2/15/28	29,075	29,001
	Korea Development Bank	5.375%	10/23/28	6,500	6,752
	Korea Development Bank	1.625%	1/19/31	14,000	11,532
	Korea Development Bank	2.000%	10/25/31	10,481	8,716
	Korea Development Bank	4.375%	2/15/33	18,350	18,030
	Korea Development Bank	5.625%	10/23/33	6,460	6,962
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	40,062	38,950
[5,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	17,700	16,714
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	23,731	22,991
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	22,645	21,015
[5,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	19,820	18,653
[10]	Landwirtschaftliche Rentenbank	3.875%	9/28/27	1,025	1,019
[5,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	16,218	15,329
[5,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	19,525	19,437
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	29,660	24,180
[5,10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	13,000	13,983
	Nordic Investment Bank	0.375%	9/11/25	27,870	26,037
	Nordic Investment Bank	5.000%	10/15/25	11,915	12,034
[5]	Nordic Investment Bank	0.500%	1/21/26	19,470	18,029
	Nordic Investment Bank	4.375%	3/14/28	36,325	36,804
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	19,453	18,767
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	35,660	33,273
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	13,005	12,944
[5,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	18,895	17,461
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	11,575	11,834
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	18,350	18,074
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	24,550	24,710
[5]	Oriental Republic of Uruguay	4.375%	10/27/27	18,329	18,456
[5]	Oriental Republic of Uruguay	4.375%	1/23/31	30,945	30,657
[5]	Oriental Republic of Uruguay	5.750%	10/28/34	16,239	17,591
[5]	Oriental Republic of Uruguay	7.625%	3/21/36	13,639	16,959
[5]	Oriental Republic of Uruguay	4.125%	11/20/45	9,496	8,612
[5]	Oriental Republic of Uruguay	5.100%	6/18/50	50,930	51,059
[5]	Oriental Republic of Uruguay	4.975%	4/20/55	34,670	33,807
[5,12]	Petroleos Mexicanos	2.290%	2/15/24	119	117
[12]	Petroleos Mexicanos	2.378%	4/15/25	424	398
	Province of Alberta	1.000%	5/20/25	28,904	27,464
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Alberta	3.300%	3/15/28	22,098	21,357
	Province of Alberta	1.300%	7/22/30	45,783	38,169
[5]	Province of British Columbia	6.500%	1/15/26	936	972
	Province of British Columbia	2.250%	6/2/26	9,979	9,510
	Province of British Columbia	0.900%	7/20/26	21,689	19,931
	Province of British Columbia	4.800%	11/15/28	18,340	18,890
	Province of British Columbia	1.300%	1/29/31	19,836	16,415
	Province of British Columbia	4.200%	7/6/33	19,110	18,920
	Province of British Columbia	7.250%	9/1/36	1,187	1,498
	Province of Manitoba	2.125%	6/22/26	6,288	5,965
[5]	Province of Manitoba	1.500%	10/25/28	11,565	10,240
	Province of Manitoba	4.300%	7/27/33	15,175	15,089
	Province of New Brunswick	3.625%	2/24/28	6,700	6,514
	Province of Ontario	2.500%	4/27/26	21,413	20,542
	Province of Ontario	2.300%	6/15/26	42,860	40,858
	Province of Ontario	3.100%	5/19/27	42,665	41,197
	Province of Ontario	2.000%	10/2/29	31,020	27,677
	Province of Ontario	1.125%	10/7/30	24,880	20,403
	Province of Ontario	1.600%	2/25/31	46,495	39,093
	Province of Ontario	1.800%	10/14/31	39,640	33,369
[5]	Province of Quebec	1.500%	2/11/25	18,104	17,453
	Province of Quebec	0.600%	7/23/25	41,813	39,317
	Province of Quebec	2.500%	4/20/26	25,766	24,733
	Province of Quebec	2.750%	4/12/27	46,590	44,526
	Province of Quebec	3.625%	4/13/28	19,190	18,811
[5]	Province of Quebec	7.500%	9/15/29	18,583	21,689
	Province of Quebec	1.350%	5/28/30	16,192	13,631
	Province of Quebec	1.900%	4/21/31	92,155	78,906
	Province of Quebec	4.500%	9/8/33	19,480	19,723
	Province of Saskatchewan	3.250%	6/8/27	9,600	9,297
	Republic of Chile	3.125%	1/21/26	13,128	12,724
[5]	Republic of Chile	2.750%	1/31/27	17,657	16,652
[5]	Republic of Chile	3.240%	2/6/28	28,611	27,223
[5]	Republic of Chile	2.450%	1/31/31	21,803	18,961
[5]	Republic of Chile	2.550%	1/27/32	5,336	4,580
[5]	Republic of Chile	2.550%	7/27/33	38,559	31,836
[5]	Republic of Chile	3.500%	1/31/34	25,227	22,472
[5]	Republic of Chile	4.950%	1/5/36	21,462	21,191
[5]	Republic of Chile	3.100%	5/7/41	45,505	34,539
[5]	Republic of Chile	4.340%	3/7/42	26,930	24,043
[5]	Republic of Chile	3.500%	1/25/50	27,216	20,662
[5]	Republic of Chile	4.000%	1/31/52	21,020	17,283
[5]	Republic of Chile	5.330%	1/5/54	16,992	16,884
[5]	Republic of Chile	3.100%	1/22/61	21,722	14,530
[5]	Republic of Chile	3.250%	9/21/71	13,503	9,030
	Republic of Finland	6.950%	2/15/26	2,835	2,965
	Republic of Hungary	7.625%	3/29/41	20,267	24,169
[5]	Republic of Indonesia	4.150%	9/20/27	3,652	3,597
	Republic of Indonesia	3.500%	1/11/28	16,437	15,754
[5]	Republic of Indonesia	4.550%	1/11/28	12,698	12,682
	Republic of Indonesia	4.100%	4/24/28	20,417	20,028
	Republic of Indonesia	4.750%	2/11/29	22,667	22,845
	Republic of Indonesia	3.400%	9/18/29	10,077	9,452
	Republic of Indonesia	2.850%	2/14/30	13,660	12,367
	Republic of Indonesia	3.850%	10/15/30	21,522	20,512
	Republic of Indonesia	1.850%	3/12/31	18,331	15,236
[5]	Republic of Indonesia	2.150%	7/28/31	5,319	4,484
[5]	Republic of Indonesia	3.550%	3/31/32	13,085	12,098
[5]	Republic of Indonesia	4.650%	9/20/32	7,815	7,816
[5]	Republic of Indonesia	4.850%	1/11/33	11,775	12,029
	Republic of Indonesia	4.350%	1/11/48	34,206	31,684
	Republic of Indonesia	5.350%	2/11/49	19,940	21,161
	Republic of Indonesia	3.700%	10/30/49	13,360	11,187
	Republic of Indonesia	3.500%	2/14/50	7,340	5,910
	Republic of Indonesia	4.200%	10/15/50	23,794	21,389
	Republic of Indonesia	3.050%	3/12/51	16,106	12,306
[5]	Republic of Indonesia	4.300%	3/31/52	7,420	6,742

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Republic of Indonesia	5.450%	9/20/52	6,550	6,973
[5]	Republic of Indonesia	5.650%	1/11/53	9,455	10,349
[5]	Republic of Indonesia	3.200%	9/23/61	5,655	4,096
	Republic of Indonesia	4.450%	4/15/70	14,174	12,769
	Republic of Indonesia	3.350%	3/12/71	11,115	8,162
	Republic of Italy	1.250%	2/17/26	27,518	25,444
	Republic of Italy	2.875%	10/17/29	22,913	20,528
	Republic of Italy	5.375%	6/15/33	31,545	31,743
	Republic of Italy	4.000%	10/17/49	32,190	24,199
	Republic of Italy	3.875%	5/6/51	37,912	27,193
	Republic of Korea	5.625%	11/3/25	4,625	4,688
	Republic of Korea	2.750%	1/19/27	54,447	52,148
	Republic of Korea	3.500%	9/20/28	1,080	1,048
	Republic of Korea	2.500%	6/19/29	12,925	11,904
	Republic of Korea	1.000%	9/16/30	10,435	8,517
	Republic of Korea	1.750%	10/15/31	8,525	7,153
	Republic of Korea	4.125%	6/10/44	9,352	8,707
	Republic of Korea	3.875%	9/20/48	7,973	7,022
[5]	Republic of Panama	3.750%	3/16/25	26,518	25,766
	Republic of Panama	7.125%	1/29/26	14,719	15,054
	Republic of Panama	8.875%	9/30/27	12,624	13,734
[5]	Republic of Panama	3.875%	3/17/28	15,218	14,037
	Republic of Panama	9.375%	4/1/29	12,414	14,100
[5]	Republic of Panama	3.160%	1/23/30	17,267	14,721
[5]	Republic of Panama	2.252%	9/29/32	37,420	27,363
[5]	Republic of Panama	3.298%	1/19/33	3,665	2,901
[5]	Republic of Panama	6.400%	2/14/35	29,750	29,027
[5]	Republic of Panama	6.700%	1/26/36	22,676	22,496
[5]	Republic of Panama	6.875%	1/31/36	10,225	10,210
[5]	Republic of Panama	4.500%	5/15/47	10,210	7,237
[5]	Republic of Panama	4.500%	4/16/50	36,043	24,983
[5]	Republic of Panama	4.300%	4/29/53	20,461	13,698
[5]	Republic of Panama	6.853%	3/28/54	14,430	13,488
[5]	Republic of Panama	4.500%	4/1/56	40,603	27,281
[5]	Republic of Panama	3.870%	7/23/60	42,159	25,222
[5]	Republic of Panama	4.500%	1/19/63	19,345	12,684
	Republic of Peru	7.350%	7/21/25	8,429	8,702
[5]	Republic of Peru	2.392%	1/23/26	12,887	12,252
	Republic of Peru	4.125%	8/25/27	8,414	8,251
	Republic of Peru	2.844%	6/20/30	2,449	2,174
[5]	Republic of Peru	2.783%	1/23/31	56,285	49,009
[5]	Republic of Peru	1.862%	12/1/32	13,912	10,886
	Republic of Peru	8.750%	11/21/33	25,269	31,730
[5]	Republic of Peru	3.000%	1/15/34	30,675	25,868
[5]	Republic of Peru	6.550%	3/14/37	16,441	18,287
[5]	Republic of Peru	3.300%	3/11/41	18,967	14,726
	Republic of Peru	5.625%	11/18/50	31,519	32,841
[5]	Republic of Peru	3.550%	3/10/51	17,180	13,030
[5]	Republic of Peru	2.780%	12/1/60	25,843	16,095
[5]	Republic of Peru	3.600%	1/15/72	13,135	9,247
[5]	Republic of Peru	3.230%	7/28/21	15,103	9,398
	Republic of Poland	3.250%	4/6/26	23,103	22,390
[5]	Republic of Poland	5.500%	11/16/27	19,419	20,144
[5]	Republic of Poland	5.750%	11/16/32	19,495	21,048
[5]	Republic of Poland	4.875%	10/4/33	32,180	32,545
[5]	Republic of Poland	5.500%	4/4/53	32,290	33,612
	Republic of the Philippines	10.625%	3/16/25	26,121	27,820
	Republic of the Philippines	5.500%	3/30/26	18,045	18,345
	Republic of the Philippines	3.229%	3/29/27	6,580	6,313
	Republic of the Philippines	5.170%	10/13/27	6,670	6,808
	Republic of the Philippines	3.000%	2/1/28	20,540	19,379
	Republic of the Philippines	4.625%	7/17/28	4,825	4,845
	Republic of the Philippines	3.750%	1/14/29	23,686	22,825
	Republic of the Philippines	9.500%	2/2/30	23,830	29,924
	Republic of the Philippines	2.457%	5/5/30	13,222	11,703
	Republic of the Philippines	7.750%	1/14/31	29,840	35,365
	Republic of the Philippines	1.648%	6/10/31	10,665	8,748
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	1.950%	1/6/32	7,250	5,985
	Republic of the Philippines	6.375%	1/15/32	12,600	14,057
	Republic of the Philippines	3.556%	9/29/32	9,800	9,054
	Republic of the Philippines	5.609%	4/13/33	11,500	12,294
	Republic of the Philippines	5.000%	7/17/33	16,170	16,631
	Republic of the Philippines	6.375%	10/23/34	33,418	37,771
	Republic of the Philippines	5.000%	1/13/37	7,277	7,440
	Republic of the Philippines	3.950%	1/20/40	25,781	23,335
	Republic of the Philippines	3.700%	3/1/41	25,764	22,154
	Republic of the Philippines	3.700%	2/2/42	25,732	22,055
	Republic of the Philippines	2.950%	5/5/45	21,412	16,103
	Republic of the Philippines	2.650%	12/10/45	17,295	12,295
	Republic of the Philippines	3.200%	7/6/46	29,004	22,361
	Republic of the Philippines	4.200%	3/29/47	5,830	5,218
	Republic of the Philippines	5.950%	10/13/47	12,995	14,501
	Republic of the Philippines	5.500%	1/17/48	16,290	17,186
	State of Israel	2.875%	3/16/26	13,270	12,649
	State of Israel	3.250%	1/17/28	9,340	8,730
	State of Israel	2.500%	1/15/30	3,922	3,416
	State of Israel	2.750%	7/3/30	14,980	13,237
	State of Israel	4.500%	1/17/33	40,850	38,818
	State of Israel	4.500%	1/30/43	18,537	16,312
	State of Israel	4.125%	1/17/48	13,465	10,861
	State of Israel	3.375%	1/15/50	34,819	24,640
	State of Israel	3.875%	7/3/50	17,935	13,803
	State of Israel	4.500%	4/3/20	13,430	10,462
[5]	Svensk Exportkredit AB	0.625%	5/14/25	29,805	28,184
[5]	Svensk Exportkredit AB	4.000%	7/15/25	15,450	15,298
	Svensk Exportkredit AB	0.500%	8/26/25	42,828	40,042
[5]	Svensk Exportkredit AB	4.625%	11/28/25	22,692	22,707
[5]	Svensk Exportkredit AB	4.375%	2/13/26	22,745	22,713
[5]	Svensk Exportkredit AB	4.875%	9/14/26	4,140	4,201
[5]	Svensk Exportkredit AB	2.250%	3/22/27	13,062	12,283
	Svensk Exportkredit AB	4.125%	6/14/28	15,500	15,487
[5]	Svensk Exportkredit AB	4.875%	10/4/30	15,850	16,422
[5]	Svensk Exportkredit AB	0.000%	5/11/37	200	104
[5]	United Mexican States	3.900%	4/27/25	17,074	16,907
	United Mexican States	4.125%	1/21/26	36,329	36,037
	United Mexican States	4.150%	3/28/27	37,921	37,583
	United Mexican States	3.750%	1/11/28	36,399	35,097
[5]	United Mexican States	5.400%	2/9/28	17,345	17,769
	United Mexican States	4.500%	4/22/29	39,083	38,552
[5]	United Mexican States	3.250%	4/16/30	30,295	27,435
[5]	United Mexican States	2.659%	5/24/31	41,616	35,183
[5]	United Mexican States	8.300%	8/15/31	4,065	4,922
[5]	United Mexican States	4.750%	4/27/32	9,627	9,267
[5]	United Mexican States	7.500%	4/8/33	16,750	19,183
[5]	United Mexican States	4.875%	5/19/33	24,699	23,797
[5]	United Mexican States	3.500%	2/12/34	34,721	29,385
[5]	United Mexican States	6.750%	9/27/34	8,173	8,833
[5]	United Mexican States	6.350%	2/9/35	41,905	43,877
	United Mexican States	6.050%	1/11/40	39,215	39,585
[5]	United Mexican States	4.280%	8/14/41	32,473	26,883
[5]	United Mexican States	4.750%	3/8/44	53,114	45,572
	United Mexican States	5.550%	1/21/45	4,268	4,078
	United Mexican States	4.600%	1/23/46	35,589	29,656
	United Mexican States	4.350%	1/15/47	28,945	23,283
	United Mexican States	4.600%	2/10/48	31,375	25,876
[5]	United Mexican States	4.500%	1/31/50	28,595	23,340
[5]	United Mexican States	5.000%	4/27/51	21,430	18,622
[5]	United Mexican States	4.400%	2/12/52	33,350	26,424
[5]	United Mexican States	6.338%	5/4/53	42,417	43,261
[5]	United Mexican States	3.771%	5/24/61	57,947	39,258
[5]	United Mexican States	5.750%	10/12/10	30,491	27,259
Total Sovereign Bonds (Cost $11,677,788)					10,916,642

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.6%)
Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	1,245	1,216
Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	4,750	3,752
Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,050	2,477
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	4,895	5,430
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	2,300	2,872
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/43	1,000	1,078
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/50	1,550	1,916
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	9,415	12,725
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,075	4,757
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	18,010	20,935
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	6,275	7,943
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	10,390	13,096
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	6,725	4,798
California Earthquake Authority Revenue	5.603%	7/1/27	4,340	4,391
California GO	3.375%	4/1/25	5,450	5,357
California GO	2.650%	4/1/26	5,000	4,801
California GO	1.700%	2/1/28	5,150	4,654
California GO	3.500%	4/1/28	7,635	7,398
California GO	3.050%	4/1/29	600	564
California GO	2.500%	10/1/29	9,035	8,179
California GO	1.750%	11/1/30	5,000	4,183
California GO	5.750%	10/1/31	8,200	8,744
California GO	6.000%	3/1/33	5,000	5,474
California GO	4.500%	4/1/33	11,590	11,411
California GO	7.500%	4/1/34	32,655	39,627
California GO	4.600%	4/1/38	17,500	16,872
California GO	7.550%	4/1/39	41,470	52,360
California GO	7.300%	10/1/39	13,946	16,861
California GO	7.350%	11/1/39	16,775	20,375
California GO	7.625%	3/1/40	16,025	20,113
California GO	7.600%	11/1/40	16,105	20,505
California GO	5.875%	10/1/41	2,550	2,679
California GO	5.200%	3/1/43	5,600	5,558
California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	1,000	906
California State Taxable Various Purpose GO	5.125%	3/1/38	5,600	5,659
California State University Systemwide Revenue	3.899%	11/1/47	3,220	2,771
California State University Systemwide Revenue	2.897%	11/1/51	1,850	1,359
California State University Systemwide Revenue	2.975%	11/1/51	10,905	7,757
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State University Systemwide Revenue	2.719%	11/1/52	4,300	2,981
	California State University Systemwide Revenue	2.939%	11/1/52	6,000	4,264
	California State University Systemwide Revenue	5.183%	11/1/53	2,900	2,941
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,410	1,508
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,150	3,868
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	7,505	8,006
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	1,745	1,983
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	4,375	4,154
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	9,095	8,692
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	6,734	7,692
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	1,455	1,656
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,745	4,584
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	8,870	8,079
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	5,735	5,029
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,750	3,666
	Connecticut GO	5.090%	10/1/30	8,770	8,841
	Connecticut GO	5.850%	3/15/32	7,595	8,108
	Cook County IL GO	6.229%	11/15/34	4,650	4,968
	Dallas County TX Hospital District GO	5.621%	8/15/44	2,100	2,237
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,065	2,308
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	4,000	4,054
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	4,490	5,118
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	3,750	3,778
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	15,350	12,829
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	4,500	3,530
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	3,600	2,709
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	10,050	9,382
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	5,675	5,962
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	4,650	4,622
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	4,720	5,175
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	2.814%	7/1/24	20	20

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	20,500	19,451
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	13,800	12,495
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	16,985	14,488
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	7,150	5,962
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,200	1,758
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	15,088	17,217
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,380	7,251
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	3,528	3,941
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	2,400	1,929
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	3,650	3,073
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	3,000	2,440
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	5,700	4,625
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	4,700	3,581
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	4,700	3,665
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	5,845	5,319
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	4,625	4,278
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	8,625	6,490
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	27,320	20,521
	Houston TX GO	6.290%	3/1/32	11,470	12,196
	Houston TX GO	3.961%	3/1/47	1,330	1,185
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	2,400	1,734
	Illinois GO	5.100%	6/1/33	102,684	101,600
	Illinois GO	6.630%	2/1/35	7,763	8,131
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,980	5,471
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	5,225	4,003
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	6,300	6,213
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,250	1,240
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	7,980	7,901
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	4,165	3,395
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	1,925	1,912
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	900	887
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,750	3,378
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	4,300	4,482
	Los Angeles CA Community College District GO	1.606%	8/1/28	9,595	8,606
	Los Angeles CA Community College District GO	1.806%	8/1/30	8,150	6,973
	Los Angeles CA Community College District GO	2.106%	8/1/32	13,140	10,896
	Los Angeles CA Community College District GO	6.750%	8/1/49	3,025	3,772
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	3,225	2,822
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,925	4,211
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	2,700	3,211
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	5,060	6,178
	Los Angeles CA Unified School District GO	5.755%	7/1/29	2,075	2,156
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,640	15,542
	Los Angeles CA Unified School District GO	6.758%	7/1/34	17,485	19,750
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	8,110	8,552
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	2,200	2,718
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	3,225	2,539
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	7,625	7,454
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	5,264	5,303
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	9,400	9,252
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,900	5,012
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	2,225	2,161

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	11,100	10,752
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	14,980	15,414
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	3,900	3,004
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	3,900	2,825
Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	2,330	2,531
Massachusetts GO	4.500%	8/1/31	400	398
Massachusetts GO	5.456%	12/1/39	5,350	5,608
Massachusetts GO	2.514%	7/1/41	13,650	10,159
Massachusetts GO	2.813%	9/1/43	10,415	7,756
Massachusetts GO	2.900%	9/1/49	5,415	3,957
Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	3,000	2,578
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,100	3,290
Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	7,605	6,470
Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	5,510	4,047
Massachusetts SO Revenue	4.110%	7/15/31	8,438	8,369
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	4,275	4,549
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	3,500	2,711
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	2,260	2,576
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	6,325	8,021
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,205	5,634
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	2,025	1,697
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	4,490	3,912
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,225	5,093
Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	6,300	4,796
Michigan State University Revenue	4.496%	8/15/48	2,600	2,499
Michigan State University Revenue	4.165%	8/15/22	1,810	1,465
Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	4,000	3,136
Mississippi GO	5.245%	11/1/34	1,375	1,418
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	4,815	3,699
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	5,750	4,684
	National Finance Authority NH Revenue	3.300%	4/1/32	4,400	3,441
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	15,550	16,803
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	12,050	12,309
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	8,105	9,143
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	4,060	3,456
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	18,650	23,237
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	24,238	29,301
	New York City NY GO	5.517%	10/1/37	9,550	9,915
	New York City NY GO	6.271%	12/1/37	5,400	5,955
	New York City NY GO	5.263%	10/1/52	1,900	1,994
	New York City NY GO	5.828%	10/1/53	2,700	3,044
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	1,435	1,577
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	395	432
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	2,900	3,242
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	1,050	1,182
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	4,675	4,945
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	19,200	21,372
	New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	4,245	4,399
	New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	8,550	8,811
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	1,950	2,000
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	1,935	2,132
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	720	798
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	10,350	10,091
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	20,105	24,947
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,170	2,247
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	865	905

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Thruway Authority General Revenue	2.900%	1/1/35	5,015	4,365
	New York State Thruway Authority General Revenue	3.500%	1/1/42	2,000	1,674
	New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	4,000	3,770
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	5,775	5,946
	North Texas Tollway Authority System Revenue	3.011%	1/1/43	1,950	1,496
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,855	13,393
	Ohio State University General Receipts Revenue	4.910%	6/1/40	9,285	9,297
	Ohio State University General Receipts Revenue	4.800%	6/1/11	3,860	3,668
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	8,675	6,527
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	4,410	4,264
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	6,075	5,796
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,700	4,615
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	6,040	6,542
	Oregon GO	5.892%	6/1/27	5,430	5,557
[14]	Oregon School Boards Association GO	5.528%	6/30/28	1,030	1,045
[16]	Oregon School Boards Association GO	5.680%	6/30/28	1,575	1,618
	Pennsylvania State University Revenue	2.790%	9/1/43	7,400	5,584
	Pennsylvania State University Revenue	2.840%	9/1/50	5,415	3,961
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	4,390	4,626
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,800	2,898
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,560	2,765
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	5,560	5,927
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	12,025	12,818
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	6,300	6,136
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	4,625	4,530
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	2,205	1,889
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	15,100	11,363
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,315	2,329
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	6,700	6,938
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	5,350	3,754
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	28,925	26,393
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	5,400	5,245
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	5,400	3,776
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	5,225	3,940
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	3,500	3,828
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,825	3,264
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	975	889
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	3,275	3,485
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,325	1,071
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,815	3,563
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	5,000	4,026
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,700	7,319
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,525	2,897
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	1,795	1,699
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,880	3,831
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	4,085	4,453
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	6,750	7,246
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	5,150	4,853
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,760	4,184
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	11,670	13,097
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,175	6,402
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	5,940	5,336
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	8,650	9,745
	State Public School Building Authority PA Revenue	5.000%	9/15/27	4,217	4,271
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	1,050	883
	Texas GO	5.517%	4/1/39	17,465	18,705
	Texas GO	3.211%	4/1/44	6,000	4,885
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	19,655	20,031
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	21,910	22,642
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	14,835	12,011
	Texas Transportation Commission GO	4.681%	4/1/40	2,850	2,803
	Texas Transportation Commission GO	2.562%	4/1/42	9,375	7,138
	Texas Transportation Commission GO	2.472%	10/1/44	12,250	8,752
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	7,485	7,658
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	9,725	9,372
[14]	Tucson City AZ COP	2.856%	7/1/47	4,300	3,224
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	2,500	2,399

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	13,925	16,272
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	2,575	3,010
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	7,295	5,164
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	3,600	3,359
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	6,730	4,777
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,600	2,503
	University of California Revenue	0.883%	5/15/25	4,075	3,866
	University of California Revenue	3.063%	7/1/25	12,062	11,770
	University of California Revenue	1.316%	5/15/27	15,685	14,203
	University of California Revenue	1.614%	5/15/30	10,355	8,754
	University of California Revenue	5.946%	5/15/45	13,025	14,277
	University of California Revenue	3.071%	5/15/51	7,540	5,422
	University of California Revenue	4.858%	5/15/12	17,290	16,277
	University of California Revenue	4.767%	5/15/15	6,058	5,597
	University of Michigan Revenue	2.437%	4/1/40	5,110	3,836
	University of Michigan Revenue	2.562%	4/1/50	2,850	1,934
	University of Michigan Revenue	3.504%	4/1/52	5,555	4,578
	University of Michigan Revenue	4.454%	4/1/22	4,365	3,912
	University of Minnesota Revenue	4.048%	4/1/52	1,500	1,353
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	5,355	4,104
[15]	University of Oregon Revenue	3.424%	3/1/60	7,680	5,845
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	14,580	10,071
	University of Texas Financing System Revenue	4.794%	8/15/46	2,985	2,971
	University of Texas Financing System Revenue	3.354%	8/15/47	3,200	2,535
	University of Texas Financing System Revenue	2.439%	8/15/49	5,110	3,413
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	5,800	4,699
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	5,715	4,371
	University of Virginia Revenue	2.256%	9/1/50	19,425	12,296
	University of Virginia Revenue	4.179%	9/1/17	3,425	2,918
	University of Virginia Revenue	3.227%	9/1/19	1,395	921
	Utah GO	4.554%	7/1/24	505	504
	Utah GO	3.539%	7/1/25	4,179	4,128
	Washington GO	5.140%	8/1/40	4,410	4,538
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	835	843
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,100	2,983
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	17,995	16,740
Total Taxable Municipal Bonds (Cost $2,102,934)					1,919,494
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[17]	Vanguard Market Liquidity Fund (Cost $3,152,153)	5.435%		31,528,725	3,152,242
Total Investments (100.3%) (Cost $341,235,592)					315,920,975
Other Assets and Liabilities—Net (-0.3%)					(874,163)
Net Assets (100%)					315,046,812
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
2	U.S. government-guaranteed.
3	Securities with a value of $2,015,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $632,826,000, representing 0.2% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $338,083,439)	312,768,733
Affiliated Issuers (Cost $3,152,153)	3,152,242
Total Investments in Securities	315,920,975
Investment in Vanguard	10,014
Cash	100,882
Receivables for Investment Securities Sold	829,873
Receivables for Accrued Income	2,198,317
Receivables for Capital Shares Issued	510,284
Other Assets	227
Total Assets	319,570,572
Liabilities
Payables for Investment Securities Purchased	4,123,482
Payables for Capital Shares Redeemed	355,699
Payables for Distributions	39,764
Payables to Vanguard	4,815
Total Liabilities	4,523,760
Net Assets	315,046,812

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	347,556,395
Total Distributable Earnings (Loss)	(32,509,583)
Net Assets	315,046,812

Investor Shares—Net Assets
Applicable to 69,026,682 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	670,047
Net Asset Value Per Share—Investor Shares	$9.71

ETF Shares—Net Assets
Applicable to 1,424,723,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	104,823,707
Net Asset Value Per Share—ETF Shares	$73.57

Admiral Shares—Net Assets
Applicable to 10,193,171,182 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	98,945,647
Net Asset Value Per Share—Admiral Shares	$9.71

Institutional Shares—Net Assets
Applicable to 4,477,464,736 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	43,463,025
Net Asset Value Per Share—Institutional Shares	$9.71

Institutional Plus Shares—Net Assets
Applicable to 3,427,232,947 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,268,235
Net Asset Value Per Share—Institutional Plus Shares	$9.71

Institutional Select Shares—Net Assets
Applicable to 3,489,859,532 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,876,151
Net Asset Value Per Share—Institutional Select Shares	$9.71
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Interest[1]	9,436,281
Total Income	9,436,281
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,639
Management and Administrative—Investor Shares	1,031
Management and Administrative—ETF Shares	19,940
Management and Administrative—Admiral Shares	40,507
Management and Administrative—Institutional Shares	11,793
Management and Administrative—Institutional Plus Shares	7,372
Management and Administrative—Institutional Select Shares	2,329
Marketing and Distribution—Investor Shares	36
Marketing and Distribution—ETF Shares	4,182
Marketing and Distribution—Admiral Shares	4,808
Marketing and Distribution—Institutional Shares	1,517
Marketing and Distribution—Institutional Plus Shares	1,060
Marketing and Distribution—Institutional Select Shares	78
Custodian Fees	693
Auditing Fees	66
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—ETF Shares	1,774
Shareholders’ Reports—Admiral Shares	729
Shareholders’ Reports—Institutional Shares	375
Shareholders’ Reports—Institutional Plus Shares	175
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	176
Other Expenses	35
Total Expenses	104,317
Expenses Paid Indirectly	(65)
Net Expenses	104,252
Net Investment Income	9,332,029
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(3,722,907)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	10,982,017
Net Increase (Decrease) in Net Assets Resulting from Operations	16,591,139
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,482,000, $65,000, $13,000, and ($114,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($40,144,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,332,029	6,877,411
Realized Net Gain (Loss)	(3,722,907)	(3,152,369)
Change in Unrealized Appreciation (Depreciation)	10,982,017	(45,359,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,591,139	(41,634,568)
Distributions
Investor Shares	(22,025)	(21,776)
ETF Shares	(2,971,571)	(2,034,249)
Admiral Shares	(3,039,294)	(2,499,809)
Institutional Shares	(1,323,248)	(1,071,561)
Institutional Plus Shares	(985,162)	(776,365)
Institutional Select Shares	(989,486)	(679,137)
Total Distributions	(9,330,786)	(7,082,897)
Capital Share Transactions
Investor Shares	(140,913)	(211,020)
ETF Shares	17,495,034	14,259,135
Admiral Shares	2,072,717	(4,173,267)
Institutional Shares	1,652,184	(914,912)
Institutional Plus Shares	3,871,332	(2,244,342)
Institutional Select Shares	4,246,162	4,261,911
Net Increase (Decrease) from Capital Share Transactions	29,196,516	10,977,505
Total Increase (Decrease)	36,456,869	(37,739,960)
Net Assets
Beginning of Period	278,589,943	316,329,903
End of Period	315,046,812	278,589,943
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.289	.228	.202	.247	.294
Net Realized and Unrealized Gain (Loss) on Investments	.231	(1.702)	(.407)	.589	.597
Total from Investment Operations	.520	(1.474)	(.205)	.836	.891
Distributions
Dividends from Net Investment Income	(.290)	(.228)	(.201)	(.247)	(.291)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—
Total Distributions	(.290)	(.236)	(.225)	(.266)	(.291)
Net Asset Value, End of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return[2]	5.60%	-13.25%	-1.77%	7.61%	8.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$670	$795	$1,169	$1,606	$1,546
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.15%[3]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	3.04%	2.26%	1.78%	2.15%	2.74%
Portfolio Turnover Rate[4,5]	36%	40%	69%	79%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.

ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$71.83	$84.77	$88.03	$83.71	$79.16
Investment Operations
Net Investment Income[1]	2.292	1.830	1.623	1.962	2.295
Net Realized and Unrealized Gain (Loss) on Investments	1.717	(12.903)	(3.085)	4.455	4.535
Total from Investment Operations	4.009	(11.073)	(1.462)	6.417	6.830
Distributions
Dividends from Net Investment Income	(2.269)	(1.808)	(1.615)	(1.954)	(2.280)
Distributions from Realized Capital Gains	—	(.059)	(.183)	(.143)	—
Total Distributions	(2.269)	(1.867)	(1.798)	(2.097)	(2.280)
Net Asset Value, End of Period	$73.57	$71.83	$84.77	$88.03	$83.71
Total Return	5.70%	-13.15%	-1.66%	7.71%	8.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104,824	$84,879	$84,254	$68,245	$48,456
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.41%	1.89%	2.25%	2.78%
Portfolio Turnover Rate[3,4]	36%	40%	69%	79%	31%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.300	.239	.213	.258	.301
Net Realized and Unrealized Gain (Loss) on Investments	.229	(1.703)	(.407)	.590	.601
Total from Investment Operations	.529	(1.464)	(.194)	.848	.902
Distributions
Dividends from Net Investment Income	(.299)	(.238)	(.212)	(.259)	(.302)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—
Total Distributions	(.299)	(.246)	(.236)	(.278)	(.302)
Net Asset Value, End of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return[2]	5.70%	-13.16%	-1.67%	7.72%	8.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$98,946	$94,589	$116,295	$120,909	$107,098
Ratio of Total Expenses to Average Net Assets	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.16%	2.38%	1.88%	2.25%	2.78%
Portfolio Turnover Rate[4,5]	36%	40%	69%	79%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.301	.240	.214	.260	.303
Net Realized and Unrealized Gain (Loss) on Investments	.230	(1.702)	(.406)	.590	.601
Total from Investment Operations	.531	(1.462)	(.192)	.850	.904
Distributions
Dividends from Net Investment Income	(.301)	(.240)	(.214)	(.261)	(.304)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—
Total Distributions	(.301)	(.248)	(.238)	(.280)	(.304)
Net Asset Value, End of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return	5.72%	-13.15%	-1.65%	7.74%	8.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,463	$40,813	$49,162	$53,018	$47,477
Ratio of Total Expenses to Average Net Assets	0.035%[2]	0.035%[2]	0.035%	0.035%	0.035%
Ratio of Net Investment Income to Average Net Assets	3.17%	2.39%	1.90%	2.26%	2.79%
Portfolio Turnover Rate[3,4]	36%	40%	69%	79%	31%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.302	.240	.214	.260	.304
Net Realized and Unrealized Gain (Loss) on Investments	.229	(1.702)	(.406)	.590	.600
Total from Investment Operations	.531	(1.462)	(.192)	.850	.904
Distributions
Dividends from Net Investment Income	(.301)	(.240)	(.214)	(.261)	(.304)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—
Total Distributions	(.301)	(.248)	(.238)	(.280)	(.304)
Net Asset Value, End of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return	5.72%	-13.14%	-1.65%	7.74%	8.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,268	$28,670	$36,314	$32,910	$23,679
Ratio of Total Expenses to Average Net Assets	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	3.18%	2.40%	1.90%	2.25%	2.80%
Portfolio Turnover Rate[3,4]	36%	40%	69%	79%	31%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.48	$11.19	$11.62	$11.05	$10.45
Investment Operations
Net Investment Income[1]	.304	.243	.217	.262	.306
Net Realized and Unrealized Gain (Loss) on Investments	.229	(1.703)	(.407)	.591	.600
Total from Investment Operations	.533	(1.460)	(.190)	.853	.906
Distributions
Dividends from Net Investment Income	(.303)	(.242)	(.216)	(.264)	(.306)
Distributions from Realized Capital Gains	—	(.008)	(.024)	(.019)	—
Total Distributions	(.303)	(.250)	(.240)	(.283)	(.306)
Net Asset Value, End of Period	$9.71	$9.48	$11.19	$11.62	$11.05
Total Return	5.74%	-13.13%	-1.63%	7.76%	8.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,876	$28,845	$29,135	$26,500	$20,401
Ratio of Total Expenses to Average Net Assets	0.01%[2]	0.01%[2]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	3.20%	2.43%	1.92%	2.28%	2.81%
Portfolio Turnover Rate[3,4]	36%	40%	69%	79%	31%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 12%, 34%, 29%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Insititutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2023, counterparties had deposited in segregated accounts securities with a value of $341,000 and cash of $1,435,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three

Total Bond Market Index Fund
years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $10,014,000, representing less than 0.01% of the fund’s net assets and 4.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total Bond Market Index Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $65,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	207,666,142	—	207,666,142
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,415,152	—	7,415,152
Corporate Bonds	—	84,851,303	—	84,851,303
Sovereign Bonds	—	10,916,642	—	10,916,642
Taxable Municipal Bonds	—	1,919,494	—	1,919,494
Temporary Cash Investments	3,152,242	—	—	3,152,242
Total	3,152,242	312,768,733	—	315,920,975
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(40,718)
Total Distributable Earnings (Loss)	40,718
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	22,987
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(25,930,584)
Capital Loss Carryforwards	(6,601,986)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(32,509,583)

Total Bond Market Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	9,330,786	6,861,002
Long-Term Capital Gains	—	221,895
Total	9,330,786	7,082,897
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	341,851,559
Gross Unrealized Appreciation	2,052,810
Gross Unrealized Depreciation	(27,983,394)
Net Unrealized Appreciation (Depreciation)	(25,930,584)
F.  During the year ended December 31, 2023, the fund purchased $30,865,647,000 of investment securities and sold $14,051,896,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $104,713,194,000 and $92,645,252,000, respectively. Purchases and sales include $15,367,316,000 and $1,703,012,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	55,989	5,874	61,272	6,061
Issued in Lieu of Cash Distributions	22,025	2,317	21,776	2,185
Redeemed	(218,927)	(22,985)	(294,068)	(28,947)
Net Increase (Decrease)—Investor Shares	(140,913)	(14,794)	(211,020)	(20,701)
ETF Shares
Issued	19,682,298	273,800	18,393,282	240,900
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,187,264)	(30,700)	(4,134,147)	(53,200)
Net Increase (Decrease)—ETF Shares	17,495,034	243,100	14,259,135	187,700
Admiral Shares
Issued	17,190,783	1,810,477	17,041,384	1,697,320
Issued in Lieu of Cash Distributions	2,714,993	285,871	2,234,413	224,697
Redeemed	(17,833,059)	(1,881,957)	(23,449,064)	(2,338,020)
Net Increase (Decrease)—Admiral Shares	2,072,717	214,391	(4,173,267)	(416,003)
Institutional Shares
Issued	9,009,516	947,435	9,168,817	921,252
Issued in Lieu of Cash Distributions	1,248,686	131,485	1,006,172	101,205
Redeemed	(8,606,018)	(907,118)	(11,089,901)	(1,111,049)
Net Increase (Decrease)—Institutional Shares	1,652,184	171,802	(914,912)	(88,592)
Institutional Plus Shares
Issued	8,551,438	895,768	7,458,042	742,228
Issued in Lieu of Cash Distributions	919,833	96,865	736,297	74,008
Redeemed	(5,599,939)	(589,949)	(10,438,681)	(1,037,562)
Net Increase (Decrease)—Institutional Plus Shares	3,871,332	402,684	(2,244,342)	(221,326)

Total Bond Market Index Fund
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Select Shares
Issued	6,301,480	662,735	7,543,651	753,358
Issued in Lieu of Cash Distributions	989,317	104,193	679,137	68,447
Redeemed	(3,044,635)	(320,103)	(3,960,877)	(382,916)
Net Increase (Decrease)—Institutional Select Shares	4,246,162	446,825	4,261,911	438,889
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $3,589,593,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 91.5%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total Bond Market Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total Bond Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total Bond Market Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Total Bond Market Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total Bond Market Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total Bond Market Index Fund customers, in connection with the administration, marketing or trading of the Total Bond Market Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL BOND MARKET INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL BOND MARKET INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September
2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present)
of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q840 022024

Annual Report  |  December 31, 2023
Vanguard Total Bond Market II Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
About Your Fund's Expenses	2
Performance Summary	3
Financial Statements	5
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Vanguard Total Bond Market II Index Fund returned 5.58% for Investor Shares and 5.66% for Institutional Shares. The fund’s benchmark, the Bloomberg U.S. Aggregate Float Adjusted Index, returned 5.60%.
•	With inflation continuing to ease, several major central banks slowed and eventually stopped hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	With yields ending 2023 mixed, U.S. Treasuries returned 4.05%, as measured by the Bloomberg U.S. Treasury Index. Returns were higher for corporate bonds (+8.52%) and for mortgage-backed bonds (+5.05%), as measured by components of the Bloomberg U.S. Aggregate Bond Index.
•	By credit quality, lower-rated investment-grade bonds generally fared better than higher-rated ones. By maturity, longer-dated bonds outperformed those with shorter maturities.
•	Over the past decade, the fund’s share classes recorded an average annual return of roughly 2%, in line with its benchmark index.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,032.90	$0.46
Institutional Shares	1,000.00	1,033.30	0.10
Based on Hypothetical 5% Yearly Return
Total Bond Market II Index Fund
Investor Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,025.10	0.10
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Investor Shares and 0.02% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
2

Total Bond Market II Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total Bond Market II Index Fund Investor Shares	5.58%	0.98%	1.69%	$11,828
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	11,989

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total Bond Market II Index Fund Institutional Shares	5.66%	1.05%	1.76%	$5,954,336
Bloomberg U.S. Aggregate Float Adjusted Index	5.60	1.17	1.83	5,994,522
See Financial Highlights for dividend and capital gains information.
3

Total Bond Market II Index Fund
Fund Allocation
As of December 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	2.2%
Common Stocks	0.1
Corporate Bonds	26.3
Sovereign Bonds	3.2
Taxable Municipal Bonds	0.6
U.S. Government and Agency Obligations	67.6
The table reflects the fund’s investments, except for short-term investments. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
4

Total Bond Market II Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (67.1%)
U.S. Government Securities (46.1%)
United States Treasury Note/Bond	1.500%	11/30/24	426,314	413,525
United States Treasury Note/Bond	4.500%	11/30/24	250,000	249,102
United States Treasury Note/Bond	1.000%	12/15/24	434,107	418,642
United States Treasury Note/Bond	1.125%	1/15/25	1,087,710	1,047,941
United States Treasury Note/Bond	2.500%	1/31/25	262,225	256,079
United States Treasury Note/Bond	4.125%	1/31/25	71,170	70,736
United States Treasury Note/Bond	1.500%	2/15/25	857,410	827,401
United States Treasury Note/Bond	2.000%	2/15/25	212,509	206,200
United States Treasury Note/Bond	1.125%	2/28/25	483,575	464,383
United States Treasury Note/Bond	2.750%	2/28/25	333,477	326,286
United States Treasury Note/Bond	4.625%	2/28/25	235,500	235,316
United States Treasury Note/Bond	1.750%	3/15/25	964,694	932,136
United States Treasury Note/Bond	0.500%	3/31/25	245,800	233,664
United States Treasury Note/Bond	3.875%	3/31/25	246,550	244,393
United States Treasury Note/Bond	2.625%	4/15/25	709,999	692,471
United States Treasury Note/Bond	0.375%	4/30/25	200,000	189,281
United States Treasury Note/Bond	2.875%	4/30/25	467,029	456,739
United States Treasury Note/Bond	3.875%	4/30/25	81,760	81,032
United States Treasury Note/Bond	2.125%	5/15/25	306,221	296,412
United States Treasury Note/Bond	2.750%	5/15/25	656,175	640,488
United States Treasury Note/Bond	0.250%	5/31/25	296,240	278,975
United States Treasury Note/Bond	2.875%	5/31/25	174,085	170,114
United States Treasury Note/Bond	2.875%	6/15/25	550,220	537,754
United States Treasury Note/Bond	0.250%	6/30/25	493,568	463,491
United States Treasury Note/Bond	2.750%	6/30/25	179,285	174,915
United States Treasury Note/Bond	4.625%	6/30/25	350,000	350,875
United States Treasury Note/Bond	3.000%	7/15/25	1,409,149	1,378,324
United States Treasury Note/Bond	0.250%	7/31/25	480,550	449,990
United States Treasury Note/Bond	2.875%	7/31/25	104,950	102,441
United States Treasury Note/Bond	4.750%	7/31/25	260,922	262,145
United States Treasury Note/Bond	2.000%	8/15/25	392,083	377,318
United States Treasury Note/Bond	3.125%	8/15/25	790,195	774,391
United States Treasury Note/Bond	6.875%	8/15/25	40,840	42,282
United States Treasury Note/Bond	0.250%	8/31/25	466,895	435,963
United States Treasury Note/Bond	2.750%	8/31/25	186,630	181,673
United States Treasury Note/Bond	5.000%	8/31/25	397,268	400,992
United States Treasury Note/Bond	3.500%	9/15/25	544,443	536,446
United States Treasury Note/Bond	0.250%	9/30/25	166,861	155,389
United States Treasury Note/Bond	3.000%	9/30/25	302,925	295,967
United States Treasury Note/Bond	5.000%	9/30/25	195,722	197,740
United States Treasury Note/Bond	4.250%	10/15/25	1,216,645	1,214,554
United States Treasury Note/Bond	0.250%	10/31/25	683,593	634,994
United States Treasury Note/Bond	3.000%	10/31/25	150,000	146,508
United States Treasury Note/Bond	5.000%	10/31/25	70,927	71,747
United States Treasury Note/Bond	2.250%	11/15/25	639,690	616,101
United States Treasury Note/Bond	4.500%	11/15/25	1,070,764	1,074,445
United States Treasury Note/Bond	0.375%	11/30/25	497,280	461,771
United States Treasury Note/Bond	2.875%	11/30/25	226,497	220,658
United States Treasury Note/Bond	4.875%	11/30/25	178,611	180,481
United States Treasury Note/Bond	4.000%	12/15/25	1,143,140	1,137,246
United States Treasury Note/Bond	0.375%	12/31/25	379,190	351,462
United States Treasury Note/Bond	2.625%	12/31/25	232,000	224,859
United States Treasury Note/Bond	3.875%	1/15/26	1,107,888	1,099,579
United States Treasury Note/Bond	0.375%	1/31/26	813,300	751,286
United States Treasury Note/Bond	2.625%	1/31/26	150,000	145,289
United States Treasury Note/Bond	1.625%	2/15/26	534,932	507,015
United States Treasury Note/Bond	4.000%	2/15/26	1,027,375	1,022,880
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	0.500%	2/28/26	726,471	671,305
United States Treasury Note/Bond	2.500%	2/28/26	84,057	81,128
United States Treasury Note/Bond	4.625%	3/15/26	1,012,980	1,022,002
United States Treasury Note/Bond	0.750%	3/31/26	564,584	524,005
United States Treasury Note/Bond	2.250%	3/31/26	287,794	276,102
United States Treasury Note/Bond	3.750%	4/15/26	834,933	827,366
United States Treasury Note/Bond	0.750%	4/30/26	524,094	484,869
United States Treasury Note/Bond	2.375%	4/30/26	145,000	139,336
United States Treasury Note/Bond	1.625%	5/15/26	534,497	504,349
United States Treasury Note/Bond	3.625%	5/15/26	1,194,879	1,181,250
United States Treasury Note/Bond	0.750%	5/31/26	689,445	636,444
United States Treasury Note/Bond	2.125%	5/31/26	238,579	227,843
United States Treasury Note/Bond	4.125%	6/15/26	787,618	787,618
United States Treasury Note/Bond	0.875%	6/30/26	464,552	429,638
United States Treasury Note/Bond	1.875%	6/30/26	283,440	268,737
United States Treasury Note/Bond	4.500%	7/15/26	757,307	764,643
United States Treasury Note/Bond	0.625%	7/31/26	594,787	544,788
United States Treasury Note/Bond	1.875%	7/31/26	282,000	266,754
United States Treasury Note/Bond	1.500%	8/15/26	579,832	542,687
United States Treasury Note/Bond	4.375%	8/15/26	588,679	592,910
United States Treasury Note/Bond	6.750%	8/15/26	8,800	9,350
United States Treasury Note/Bond	0.750%	8/31/26	505,294	463,370
United States Treasury Note/Bond	1.375%	8/31/26	240,805	224,475
United States Treasury Note/Bond	4.625%	9/15/26	483,805	490,609
United States Treasury Note/Bond	0.875%	9/30/26	374,245	343,838
United States Treasury Note/Bond	1.625%	9/30/26	56,188	52,694
United States Treasury Note/Bond	4.625%	10/15/26	258,075	261,986
United States Treasury Note/Bond	1.125%	10/31/26	407,235	375,802
United States Treasury Note/Bond	1.625%	10/31/26	291,090	272,533
United States Treasury Note/Bond	2.000%	11/15/26	514,762	486,772
United States Treasury Note/Bond	4.625%	11/15/26	885,523	899,774
United States Treasury Note/Bond	6.500%	11/15/26	36,215	38,478
United States Treasury Note/Bond	1.250%	11/30/26	660,735	610,973
United States Treasury Note/Bond	1.625%	11/30/26	180,570	168,777
United States Treasury Note/Bond	4.375%	12/15/26	634,280	640,821
United States Treasury Note/Bond	1.250%	12/31/26	386,615	356,954
United States Treasury Note/Bond	1.750%	12/31/26	221,253	207,356
United States Treasury Note/Bond	1.500%	1/31/27	820,357	761,650
United States Treasury Note/Bond	2.250%	2/15/27	320,586	304,356
United States Treasury Note/Bond	6.625%	2/15/27	39,650	42,531
United States Treasury Note/Bond	1.125%	2/28/27	232,870	213,367
United States Treasury Note/Bond	1.875%	2/28/27	484,626	454,488
United States Treasury Note/Bond	0.625%	3/31/27	248,965	223,835
United States Treasury Note/Bond	2.500%	3/31/27	562,845	538,045
United States Treasury Note/Bond	0.500%	4/30/27	773,350	690,577
United States Treasury Note/Bond	2.750%	4/30/27	406,460	391,091
United States Treasury Note/Bond	2.375%	5/15/27	426,780	405,374
United States Treasury Note/Bond	0.500%	5/31/27	486,412	433,211
United States Treasury Note/Bond	2.625%	5/31/27	404,475	387,285
United States Treasury Note/Bond	0.500%	6/30/27	438,125	389,178
United States Treasury Note/Bond	3.250%	6/30/27	434,686	424,906
United States Treasury Note/Bond	0.375%	7/31/27	545,135	480,911
United States Treasury Note/Bond	2.750%	7/31/27	329,955	316,808
United States Treasury Note/Bond	2.250%	8/15/27	342,539	323,057
United States Treasury Note/Bond	6.375%	8/15/27	6,850	7,379
United States Treasury Note/Bond	0.500%	8/31/27	411,980	364,087
United States Treasury Note/Bond	3.125%	8/31/27	481,085	467,705
United States Treasury Note/Bond	0.375%	9/30/27	754,655	661,974
United States Treasury Note/Bond	4.125%	9/30/27	496,756	500,171
5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	0.500%	10/31/27	908,957	799,314
	United States Treasury Note/Bond	4.125%	10/31/27	666,439	670,917
	United States Treasury Note/Bond	2.250%	11/15/27	345,326	324,768
	United States Treasury Note/Bond	6.125%	11/15/27	55,808	60,046
	United States Treasury Note/Bond	0.625%	11/30/27	1,040,670	917,578
	United States Treasury Note/Bond	3.875%	11/30/27	422,155	421,429
	United States Treasury Note/Bond	0.625%	12/31/27	840,335	738,970
	United States Treasury Note/Bond	3.875%	12/31/27	454,518	454,021
	United States Treasury Note/Bond	0.750%	1/31/28	1,063,165	937,579
	United States Treasury Note/Bond	3.500%	1/31/28	770,584	758,905
	United States Treasury Note/Bond	2.750%	2/15/28	511,360	488,828
	United States Treasury Note/Bond	1.125%	2/29/28	888,065	794,263
	United States Treasury Note/Bond	4.000%	2/29/28	414,078	415,631
	United States Treasury Note/Bond	1.250%	3/31/28	863,824	774,742
	United States Treasury Note/Bond	3.625%	3/31/28	369,885	365,955
	United States Treasury Note/Bond	1.250%	4/30/28	848,971	760,360
	United States Treasury Note/Bond	3.500%	4/30/28	567,416	558,727
	United States Treasury Note/Bond	2.875%	5/15/28	466,972	448,002
	United States Treasury Note/Bond	1.250%	5/31/28	751,770	672,012
	United States Treasury Note/Bond	3.625%	5/31/28	230,805	228,497
	United States Treasury Note/Bond	1.250%	6/30/28	744,896	664,587
	United States Treasury Note/Bond	4.000%	6/30/28	268,670	270,055
	United States Treasury Note/Bond	1.000%	7/31/28	696,318	612,651
	United States Treasury Note/Bond	4.125%	7/31/28	474,346	479,460
	United States Treasury Note/Bond	2.875%	8/15/28	485,152	464,381
	United States Treasury Note/Bond	5.500%	8/15/28	45,575	48,651
	United States Treasury Note/Bond	1.125%	8/31/28	681,390	601,859
	United States Treasury Note/Bond	4.375%	8/31/28	313,432	320,289
	United States Treasury Note/Bond	1.250%	9/30/28	660,660	585,716
	United States Treasury Note/Bond	4.625%	9/30/28	629,257	649,904
	United States Treasury Note/Bond	1.375%	10/31/28	555,620	494,762
	United States Treasury Note/Bond	4.875%	10/31/28	195,641	204,323
	United States Treasury Note/Bond	3.125%	11/15/28	465,885	450,307
	United States Treasury Note/Bond	5.250%	11/15/28	76,342	80,803
	United States Treasury Note/Bond	1.500%	11/30/28	585,700	523,835
	United States Treasury Note/Bond	4.375%	11/30/28	1,107,768	1,134,251
	United States Treasury Note/Bond	1.375%	12/31/28	594,900	528,067
[1]	United States Treasury Note/Bond	3.750%	12/31/28	662,400	659,709
	United States Treasury Note/Bond	1.750%	1/31/29	659,690	595,576
	United States Treasury Note/Bond	2.625%	2/15/29	649,243	611,709
	United States Treasury Note/Bond	5.250%	2/15/29	52,279	55,432
	United States Treasury Note/Bond	1.875%	2/28/29	658,800	597,655
	United States Treasury Note/Bond	2.375%	3/31/29	625,045	580,706
	United States Treasury Note/Bond	2.875%	4/30/29	539,175	513,311
	United States Treasury Note/Bond	2.375%	5/15/29	371,560	344,738
	United States Treasury Note/Bond	2.750%	5/31/29	491,385	464,359
	United States Treasury Note/Bond	3.250%	6/30/29	359,400	348,225
	United States Treasury Note/Bond	2.625%	7/31/29	713,962	669,339
	United States Treasury Note/Bond	1.625%	8/15/29	288,941	257,338
	United States Treasury Note/Bond	6.125%	8/15/29	37,930	42,043
	United States Treasury Note/Bond	3.125%	8/31/29	417,005	400,976
	United States Treasury Note/Bond	3.875%	9/30/29	623,750	623,068
	United States Treasury Note/Bond	4.000%	10/31/29	753,220	757,457
	United States Treasury Note/Bond	1.750%	11/15/29	234,710	209,625
	United States Treasury Note/Bond	3.875%	11/30/29	639,984	639,384
	United States Treasury Note/Bond	3.875%	12/31/29	567,725	567,281
	United States Treasury Note/Bond	3.500%	1/31/30	358,635	351,126
	United States Treasury Note/Bond	1.500%	2/15/30	618,597	539,340
	United States Treasury Note/Bond	4.000%	2/28/30	463,245	465,996
	United States Treasury Note/Bond	3.625%	3/31/30	418,541	412,459
	United States Treasury Note/Bond	3.500%	4/30/30	650,395	636,269
	United States Treasury Note/Bond	0.625%	5/15/30	695,552	568,831
	United States Treasury Note/Bond	6.250%	5/15/30	64,435	72,761
	United States Treasury Note/Bond	3.750%	5/31/30	554,828	550,493
	United States Treasury Note/Bond	3.750%	6/30/30	215,480	213,763
	United States Treasury Note/Bond	4.000%	7/31/30	517,100	520,413
	United States Treasury Note/Bond	0.625%	8/15/30	1,022,646	830,261
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.125%	8/31/30	442,993	449,084
	United States Treasury Note/Bond	4.625%	9/30/30	470,235	490,734
	United States Treasury Note/Bond	4.875%	10/31/30	353,805	374,702
	United States Treasury Note/Bond	0.875%	11/15/30	1,087,583	894,537
	United States Treasury Note/Bond	4.375%	11/30/30	644,290	663,317
[1]	United States Treasury Note/Bond	3.750%	12/31/30	523,575	519,730
	United States Treasury Note/Bond	1.125%	2/15/31	1,025,277	856,587
	United States Treasury Note/Bond	5.375%	2/15/31	13,675	14,957
	United States Treasury Note/Bond	1.625%	5/15/31	1,028,824	883,503
	United States Treasury Note/Bond	1.250%	8/15/31	1,071,026	887,613
	United States Treasury Note/Bond	1.375%	11/15/31	1,189,666	989,096
	United States Treasury Note/Bond	1.875%	2/15/32	1,066,492	918,016
	United States Treasury Note/Bond	2.875%	5/15/32	1,115,032	1,034,889
	United States Treasury Note/Bond	2.750%	8/15/32	1,078,594	989,273
	United States Treasury Note/Bond	4.125%	11/15/32	1,103,493	1,123,321
	United States Treasury Note/Bond	3.500%	2/15/33	1,091,999	1,060,433
	United States Treasury Note/Bond	3.375%	5/15/33	1,067,091	1,025,742
	United States Treasury Note/Bond	3.875%	8/15/33	1,163,750	1,164,114
	United States Treasury Note/Bond	4.500%	11/15/33	775,202	815,173
	United States Treasury Note/Bond	4.500%	2/15/36	105,143	112,306
	United States Treasury Note/Bond	4.750%	2/15/37	151,425	165,929
	United States Treasury Note/Bond	5.000%	5/15/37	223,657	250,426
	United States Treasury Note/Bond	4.375%	2/15/38	283,075	297,936
	United States Treasury Note/Bond	4.500%	5/15/38	286,614	304,975
	United States Treasury Note/Bond	3.500%	2/15/39	73,194	69,408
	United States Treasury Note/Bond	4.250%	5/15/39	122,867	126,803
	United States Treasury Note/Bond	4.500%	8/15/39	130,656	138,536
	United States Treasury Note/Bond	4.375%	11/15/39	130,905	136,632
	United States Treasury Note/Bond	4.625%	2/15/40	134,805	144,578
	United States Treasury Note/Bond	1.125%	5/15/40	454,180	293,372
	United States Treasury Note/Bond	4.375%	5/15/40	110,550	115,041
	United States Treasury Note/Bond	1.125%	8/15/40	550,070	351,873
	United States Treasury Note/Bond	3.875%	8/15/40	115,325	112,694
	United States Treasury Note/Bond	1.375%	11/15/40	569,330	378,871
	United States Treasury Note/Bond	4.250%	11/15/40	91,854	93,806
	United States Treasury Note/Bond	1.875%	2/15/41	731,851	527,619
	United States Treasury Note/Bond	4.750%	2/15/41	78,692	85,282
	United States Treasury Note/Bond	2.250%	5/15/41	557,241	425,854
	United States Treasury Note/Bond	4.375%	5/15/41	75,000	77,508
	United States Treasury Note/Bond	1.750%	8/15/41	792,899	553,047
	United States Treasury Note/Bond	3.750%	8/15/41	95,310	90,902
	United States Treasury Note/Bond	2.000%	11/15/41	621,478	451,057
	United States Treasury Note/Bond	3.125%	11/15/41	113,056	98,571
	United States Treasury Note/Bond	2.375%	2/15/42	608,975	468,911
	United States Treasury Note/Bond	3.125%	2/15/42	128,742	111,865
	United States Treasury Note/Bond	3.000%	5/15/42	118,000	100,116
	United States Treasury Note/Bond	3.250%	5/15/42	562,325	494,934
	United States Treasury Note/Bond	2.750%	8/15/42	147,528	119,936
	United States Treasury Note/Bond	3.375%	8/15/42	526,879	471,392
	United States Treasury Note/Bond	2.750%	11/15/42	243,319	197,240
	United States Treasury Note/Bond	4.000%	11/15/42	501,961	489,412
	United States Treasury Note/Bond	3.125%	2/15/43	204,159	174,971
	United States Treasury Note/Bond	3.875%	2/15/43	388,920	372,148
	United States Treasury Note/Bond	2.875%	5/15/43	284,815	234,438
	United States Treasury Note/Bond	3.875%	5/15/43	428,496	409,950
	United States Treasury Note/Bond	3.625%	8/15/43	229,652	211,710
	United States Treasury Note/Bond	4.375%	8/15/43	428,712	439,095
	United States Treasury Note/Bond	3.750%	11/15/43	234,806	219,910
	United States Treasury Note/Bond	4.750%	11/15/43	241,385	259,753
	United States Treasury Note/Bond	3.625%	2/15/44	253,494	232,898
	United States Treasury Note/Bond	3.375%	5/15/44	294,400	260,176
	United States Treasury Note/Bond	3.125%	8/15/44	311,150	264,088
	United States Treasury Note/Bond	3.000%	11/15/44	285,089	236,624
	United States Treasury Note/Bond	2.500%	2/15/45	444,882	337,832
	United States Treasury Note/Bond	3.000%	5/15/45	195,254	161,511
	United States Treasury Note/Bond	2.875%	8/15/45	215,506	174,290
	United States Treasury Note/Bond	3.000%	11/15/45	132,327	109,170

6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.500%	2/15/46	392,758	295,550
	United States Treasury Note/Bond	2.500%	5/15/46	488,878	367,117
	United States Treasury Note/Bond	2.250%	8/15/46	569,093	405,834
	United States Treasury Note/Bond	2.875%	11/15/46	294,675	236,661
	United States Treasury Note/Bond	3.000%	2/15/47	343,279	281,543
	United States Treasury Note/Bond	3.000%	5/15/47	293,251	240,374
	United States Treasury Note/Bond	2.750%	8/15/47	389,418	304,415
	United States Treasury Note/Bond	2.750%	11/15/47	365,732	285,728
	United States Treasury Note/Bond	3.000%	2/15/48	405,470	331,599
	United States Treasury Note/Bond	3.125%	5/15/48	429,233	358,879
	United States Treasury Note/Bond	3.000%	8/15/48	469,182	383,410
	United States Treasury Note/Bond	3.375%	11/15/48	504,303	441,108
	United States Treasury Note/Bond	3.000%	2/15/49	492,173	402,044
	United States Treasury Note/Bond	2.875%	5/15/49	510,881	407,667
	United States Treasury Note/Bond	2.250%	8/15/49	436,360	305,997
	United States Treasury Note/Bond	2.375%	11/15/49	400,409	288,420
	United States Treasury Note/Bond	2.000%	2/15/50	507,124	335,019
	United States Treasury Note/Bond	1.250%	5/15/50	625,494	338,744
	United States Treasury Note/Bond	1.375%	8/15/50	677,640	379,373
	United States Treasury Note/Bond	1.625%	11/15/50	695,335	416,115
	United States Treasury Note/Bond	1.875%	2/15/51	786,390	501,078
	United States Treasury Note/Bond	2.375%	5/15/51	756,455	542,284
	United States Treasury Note/Bond	2.000%	8/15/51	747,052	490,019
	United States Treasury Note/Bond	1.875%	11/15/51	731,835	464,830
	United States Treasury Note/Bond	2.250%	2/15/52	667,318	464,620
	United States Treasury Note/Bond	2.875%	5/15/52	736,161	588,699
	United States Treasury Note/Bond	3.000%	8/15/52	599,222	492,111
	United States Treasury Note/Bond	4.000%	11/15/52	584,989	579,505
	United States Treasury Note/Bond	3.625%	2/15/53	780,834	724,102
	United States Treasury Note/Bond	3.625%	5/15/53	597,733	555,051
	United States Treasury Note/Bond	4.125%	8/15/53	702,334	713,088
	United States Treasury Note/Bond	4.750%	11/15/53	471,560	531,168
					125,537,066
Agency Bonds and Notes (0.7%)
[2]	AID-Israel	5.500%	9/18/33	5,150	5,666
[2]	AID-Jordan	3.000%	6/30/25	4,325	4,205
	Federal Farm Credit Banks	1.125%	1/6/25	11,170	10,764
	Federal Farm Credit Banks	4.500%	1/10/25	9,862	9,827
	Federal Farm Credit Banks	1.750%	2/14/25	19,410	18,789
	Federal Farm Credit Banks	2.510%	4/1/25	9,175	8,949
	Federal Farm Credit Banks	4.250%	9/30/25	15,500	15,455
	Federal Farm Credit Banks	5.125%	10/10/25	33,550	33,964
	Federal Farm Credit Banks	5.125%	10/20/25	11,500	11,640
	Federal Farm Credit Banks	4.000%	1/13/26	9,300	9,246
	Federal Farm Credit Banks	3.875%	2/2/26	6,200	6,152
	Federal Farm Credit Banks	4.750%	3/9/26	7,525	7,604
	Federal Farm Credit Banks	4.375%	6/23/26	32,650	32,767
	Federal Farm Credit Banks	4.375%	7/6/26	25,328	25,450
	Federal Farm Credit Banks	4.625%	7/17/26	20,410	20,631
	Federal Farm Credit Banks	5.000%	7/30/26	11,000	11,224
	Federal Farm Credit Banks	4.500%	8/14/26	11,650	11,752
	Federal Farm Credit Banks	4.625%	11/15/27	4,500	4,603
	Federal Home Loan Banks	5.000%	2/28/25	65,900	66,098
	Federal Home Loan Banks	0.500%	4/14/25	39,015	37,067
	Federal Home Loan Banks	4.625%	6/6/25	23,975	24,009
	Federal Home Loan Banks	0.375%	9/4/25	8,000	7,489
	Federal Home Loan Banks	4.500%	12/12/25	17,980	18,033
	Federal Home Loan Banks	4.375%	6/12/26	11,050	11,092
	Federal Home Loan Banks	1.875%	9/11/26	35,000	33,016
	Federal Home Loan Banks	4.625%	11/17/26	42,875	43,477
	Federal Home Loan Banks	1.250%	12/21/26	67,100	61,804
	Federal Home Loan Banks	3.250%	6/9/28	19,510	18,959
	Federal Home Loan Banks	4.000%	6/30/28	27,675	27,765
	Federal Home Loan Banks	3.250%	11/16/28	62,745	60,895
[3]	Federal Home Loan Banks	5.500%	7/15/36	21,150	23,817
[4]	Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	57,929
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Federal Home Loan Mortgage Corp.	0.375%	7/21/25	54,000	50,741
[4]	Federal Home Loan Mortgage Corp.	0.375%	9/23/25	108,000	100,888
[4,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	15,573	17,728
[4]	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	45,401	52,971
[4]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	40,678	46,967
[4]	Federal National Mortgage Assn.	1.625%	1/7/25	43,250	41,884
[4]	Federal National Mortgage Assn.	0.625%	4/22/25	2,200	2,091
[4]	Federal National Mortgage Assn.	0.500%	6/17/25	26,000	24,544
[4]	Federal National Mortgage Assn.	0.375%	8/25/25	86,500	80,999
[4]	Federal National Mortgage Assn.	0.500%	11/7/25	101,800	94,915
[4]	Federal National Mortgage Assn.	2.125%	4/24/26	42,302	40,369
[4]	Federal National Mortgage Assn.	1.875%	9/24/26	30,435	28,703
[4]	Federal National Mortgage Assn.	0.750%	10/8/27	98,290	87,253
[4]	Federal National Mortgage Assn.	6.250%	5/15/29	43,526	48,280
[4]	Federal National Mortgage Assn.	7.125%	1/15/30	17,956	20,885
[4]	Federal National Mortgage Assn.	7.250%	5/15/30	44,920	52,886
[4]	Federal National Mortgage Assn.	0.875%	8/5/30	121,835	99,771
[4]	Federal National Mortgage Assn.	6.625%	11/15/30	55,935	64,399
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,396	3,856
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	300	360
[5]	Private Export Funding Corp.	3.250%	6/15/25	3,250	3,187
[5]	Private Export Funding Corp.	1.400%	7/15/28	9,375	8,344
	Tennessee Valley Authority	0.750%	5/15/25	3,000	2,845
[5]	Tennessee Valley Authority	6.750%	11/1/25	19,581	20,352
[5]	Tennessee Valley Authority	2.875%	2/1/27	25,750	24,797
	Tennessee Valley Authority	3.875%	3/15/28	16,000	15,929
	Tennessee Valley Authority	7.125%	5/1/30	9,625	11,204
	Tennessee Valley Authority	1.500%	9/15/31	13,700	11,178
[5]	Tennessee Valley Authority	4.700%	7/15/33	6,375	6,573
	Tennessee Valley Authority	4.650%	6/15/35	6,000	6,127
	Tennessee Valley Authority	5.880%	4/1/36	12,795	14,544
	Tennessee Valley Authority	6.150%	1/15/38	665	768
	Tennessee Valley Authority	5.500%	6/15/38	1,436	1,573
	Tennessee Valley Authority	5.250%	9/15/39	22,828	24,233
	Tennessee Valley Authority	3.500%	12/15/42	1,820	1,537
	Tennessee Valley Authority	4.875%	1/15/48	14,320	14,613
	Tennessee Valley Authority	4.250%	9/15/52	10,475	9,704
	Tennessee Valley Authority	5.375%	4/1/56	17,860	19,664
	Tennessee Valley Authority	4.625%	9/15/60	8,838	8,663
	Tennessee Valley Authority	4.250%	9/15/65	8,050	7,372
					1,913,835
Conventional Mortgage-Backed Securities (20.3%)
[4,5]	Fannie Mae Pool	6.000%	11/1/32	25	26
[4,5]	Fannie Mae Pool	6.500%	9/1/32	23	24
[4,5]	Freddie Mac Gold Pool	2.000%	1/1/28– 12/1/31	12,134	11,234
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/27– 3/1/37	177,381	167,427
[4,5]	Freddie Mac Gold Pool	3.000%	10/1/26– 4/1/48	593,286	548,483
[4,5]	Freddie Mac Gold Pool	3.500%	9/1/25– 3/1/49	661,292	622,067
[4,5]	Freddie Mac Gold Pool	4.000%	1/1/24– 2/1/49	424,489	410,799
[4,5]	Freddie Mac Gold Pool	4.500%	2/1/24– 1/1/49	202,642	201,412
[4,5]	Freddie Mac Gold Pool	5.000%	1/1/24– 11/1/48	72,306	73,860
[4,5]	Freddie Mac Gold Pool	5.500%	1/1/24– 6/1/41	45,989	47,715
[4,5]	Freddie Mac Gold Pool	6.000%	9/1/27– 5/1/40	22,719	23,732

7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Freddie Mac Gold Pool	7.000%	3/1/26– 12/1/38	2,134	2,222
[4,5]	Freddie Mac Gold Pool	7.500%	4/1/27– 2/1/32	13	14
[4,5]	Freddie Mac Gold Pool	8.000%	1/1/27– 11/1/31	20	21
[4,5]	Freddie Mac Gold Pool	8.500%	6/1/25	2	2
[5]	Ginnie Mae I Pool	3.000%	1/15/26– 3/15/45	36,706	33,592
[5]	Ginnie Mae I Pool	3.500%	11/15/25– 5/15/48	48,342	46,118
[5]	Ginnie Mae I Pool	4.000%	6/15/24– 5/15/47	55,081	53,559
[5]	Ginnie Mae I Pool	4.500%	10/15/24– 2/15/49	46,648	46,445
[5]	Ginnie Mae I Pool	5.000%	12/15/32– 11/15/46	26,094	26,684
[5]	Ginnie Mae I Pool	5.500%	9/15/40– 2/15/41	50	51
[5]	Ginnie Mae I Pool	6.000%	12/15/29– 6/15/41	913	931
[5]	Ginnie Mae I Pool	6.500%	5/15/24– 8/15/39	3,233	3,325
[5]	Ginnie Mae I Pool	7.000%	7/15/27– 9/15/36	152	159
[5]	Ginnie Mae I Pool	8.000%	6/15/25– 1/15/27	5	5
[5]	Ginnie Mae II Pool	1.500%	3/20/51– 12/20/51	50,383	40,936
[1,5]	Ginnie Mae II Pool	2.000%	8/20/50– 1/15/54	2,149,123	1,822,631
[5]	Ginnie Mae II Pool	2.500%	6/20/27– 7/20/52	2,170,421	1,904,335
[5]	Ginnie Mae II Pool	3.000%	10/20/26– 9/20/52	2,167,784	1,978,883
[1,5]	Ginnie Mae II Pool	3.500%	9/20/25– 1/15/54	1,668,977	1,571,770
[5]	Ginnie Mae II Pool	4.000%	9/20/25– 4/20/53	1,149,203	1,111,252
[1,5]	Ginnie Mae II Pool	4.500%	8/20/33– 1/15/54	1,107,307	1,086,914
[1,5]	Ginnie Mae II Pool	5.000%	12/20/32– 1/15/54	1,127,177	1,123,728
[1,5]	Ginnie Mae II Pool	5.500%	10/20/48– 1/15/54	960,252	967,454
[1,5]	Ginnie Mae II Pool	6.000%	9/20/33– 1/15/54	715,399	728,374
[1,5]	Ginnie Mae II Pool	6.500%	10/20/28– 1/15/54	397,634	406,986
[1,5]	Ginnie Mae II Pool	7.000%	8/20/34– 1/15/54	109,699	113,117
[1,5]	Ginnie Mae II Pool	7.500%	1/15/54	15,850	16,332
[1,4,5]	UMBS Pool	1.500%	7/1/35– 6/1/52	2,810,230	2,296,523
[1,4,5]	UMBS Pool	2.000%	11/1/27– 1/25/54	11,845,733	9,918,197
[1,4,5]	UMBS Pool	2.500%	11/1/26– 1/25/54	8,383,602	7,263,790
[1,4,5]	UMBS Pool	3.000%	11/1/25– 1/25/54	5,244,829	4,732,636
[1,4,5]	UMBS Pool	3.500%	5/1/25– 1/25/54	3,242,800	3,022,919
[1,4,5]	UMBS Pool	4.000%	4/1/24– 1/25/54	2,774,900	2,657,345
[1,4,5]	UMBS Pool	4.500%	10/1/25– 1/25/54	2,209,013	2,161,625
[1,4,5]	UMBS Pool	5.000%	3/1/24– 1/25/54	2,449,511	2,437,622
[1,4,5]	UMBS Pool	5.500%	5/1/25– 1/25/54	2,370,234	2,393,085
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,4,5]	UMBS Pool	6.000%	1/1/26– 1/25/54	1,748,254	1,786,382
[1,4,5]	UMBS Pool	6.500%	11/1/52– 1/25/54	1,028,351	1,057,782
[1,4,5]	UMBS Pool	7.000%	8/1/27– 1/25/54	207,291	214,881
[1,4,5]	UMBS Pool	7.500%	7/1/30– 1/25/54	15,797	16,370
[4,5]	UMBS Pool	8.000%	12/1/29	4	5
					55,151,781
Nonconventional Mortgage-Backed Securities (0.0%)
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.155%	6.280%	12/1/37	201	205
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.313%	4.438%	1/1/35	29	29
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.290%	4.135%	12/1/41	177	177
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.310%	5.560%	9/1/37	516	512
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.433%	5.683%	7/1/36	60	61
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.465%	5.715%	10/1/37	63	63
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.477%	4.693%	3/1/43	664	674
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.527%	5.777%	10/1/37	113	114
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.780%	12/1/43	188	192
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.558%	5.808%	9/1/43	73	74
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.808%	7/1/43	665	690
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.589%	5.312%	6/1/43	210	216
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.597%	5.847%	11/1/33	20	21
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.600%	5.850%	8/1/35	116	119
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.623%	3.998%	2/1/36	28	28
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.627%	4.127%	3/1/38	47	48
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.635%	5.885%	11/1/36	18	18
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.640%	5.890%	1/1/42	259	270
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.658%	5.908%	7/1/35	147	148
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.660%	5.910%	9/1/40	36	37
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.673%	5.861%	10/1/42	165	170
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.680%	5.291%	6/1/42	221	227
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.682%	4.057%	1/1/37	23	23
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.188%	5/1/40	56	58
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.690%	5.940%	10/1/39– 9/1/42	467	479
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.695%	5.945%	7/1/39	62	63
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.698%	5.948%	8/1/40	45	46
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.699%	5.831%	8/1/39	346	347
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	90	92

8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.075%	7/1/37	21	21
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.702%	5.952%	10/1/42	259	268
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.703%	4.332%	4/1/36	31	32
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.705%	5.955%	11/1/39	30	31
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.737%	5.987%	9/1/34	26	27
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.742%	4.612%	5/1/42	187	189
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.744%	5.812%	9/1/43	299	307
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.747%	5.849%	7/1/41	417	435
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.748%	4.381%	5/1/35	35	35
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.749%	5.999%	12/1/33	17	17
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	4.175%	2/1/36	54	56
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.000%	10/1/40	66	67
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.773%	4.877%	5/1/42	100	103
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.780%	4.280%	2/1/41	139	141
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.784%	5.269%	7/1/42	284	287
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.794%	5.724%	3/1/42	245	253
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	4.446%	3/1/42	262	271
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.795%	5.832%	8/1/42	546	560
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.796%	5.965%	11/1/39	100	102
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.797%	5.104%	2/1/42	586	605
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	262	272
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.807%	4.733%	3/1/41	134	138
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	11/1/33– 12/1/40	259	266
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	5.900%	1/1/42	157	162
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41	143	149
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	4.243%	2/1/41	143	147
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.450%	5/1/41	171	176
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	5.565%	6/1/41	38	39
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40– 12/1/41	517	538
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.825%	4.575%	3/1/41	169	174
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.076%	7/1/38	35	36
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	4.485%	4/1/41	252	259
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	5.658%	2/1/42	197	204
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.080%	6/1/41	199	208
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.011%	1/1/40	33	34
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.835%	5.210%	5/1/40	41	42
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.836%	5.316%	2/1/41	93	96
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	124	127
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.090%	8/1/39	103	105
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.862%	6.061%	9/1/40	98	100
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.880%	5.901%	11/1/34	116	119
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 1.914%	5.289%	4/1/37	110	113
[4,5,6]	Fannie Mae Pool, RFUCCT1Y + 2.130%	5.667%	10/1/36	77	78
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.037%	6.809%	4/1/37	179	181
[4,5,6]	Fannie Mae Pool, RFUCCT6M + 1.840%	5.090%	8/1/37	83	85
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	4.486%	2/1/36	29	30
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	5.375%	5/1/36	19	20
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.183%	11/1/36	26	27
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.375%	11/1/34	146	148
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.412%	4.568%	10/1/36	111	114
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	4.650%	9/1/37	3	3
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.474%	4.441%	3/1/37	2	2
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	4.057%	3/1/37	6	6
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.625%	3.875%	1/1/38	32	31
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.390%	5/1/42	34	35
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.659%	12/1/36	58	59
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	11/1/43	281	290
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	93	94
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	5.915%	12/1/34	29	29
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	4.073%	2/1/37	62	64
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	3.998%	1/1/35	6	6
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	5.992%	12/1/36	55	56
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	3.995%	12/1/40	245	251
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.125%	5/1/38	17	18
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	5.190%	12/1/41	220	224
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.767%	4.845%	6/1/37	101	101
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.823%	5.137%	12/1/35	37	37
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.845%	5.021%	2/1/42	64	66
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.847%	5.916%	3/1/42	51	53
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.105%	5/1/37	53	54

9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.130%	12/1/40	38	40
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.203%	1/1/41	255	262
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	4.380%	3/1/41	22	22
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.255%	5/1/40	7	8
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.357%	5/1/40	31	32
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	5.849%	6/1/41	42	44
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.129%	8/1/37	49	51
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.130%	6/1/40	98	101
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	5.598%	6/1/40	46	47
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.885%	4.774%	2/1/42	95	97
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.145%	9/1/40	92	94
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.150%	6/1/40– 11/1/40	152	156
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.218%	1/1/41	37	38
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.389%	2/1/41	80	82
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	4.410%	2/1/41	59	60
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	4.451%	3/1/37	63	64
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	4.585%	3/1/38	20	21
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.020%	6/1/37	73	73
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	7.320%	3/1/37	2	2
[4,5,6]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	7.373%	1/1/37	120	122
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	2.750%	10/20/38– 12/20/43	1,709	1,702
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	1/20/41– 3/20/43	3,040	2,982
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	12/20/39– 12/20/40	199	199
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.875%	6/20/29– 6/20/43	1,417	1,403
[5,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	7/20/38	29	30
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.250%	11/20/40	29	29
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	4.375%	5/20/41	40	39
[5,6]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.000%	5/20/41	76	81
					22,555
Total U.S. Government and Agency Obligations (Cost $196,905,777)					182,625,237
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
[5]	Ally Auto Receivables Trust Series 2022-1	3.310%	11/15/26	6,172	6,075
[5]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	550	535
[5]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/27	7,675	7,635
[5]	Ally Auto Receivables Trust Series 2022-2	4.870%	4/17/28	2,125	2,122
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	3,294	3,333
[5]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	1,010	1,024
[5]	American Express Credit Account Master Trust Series 2021-1	0.900%	11/15/26	23,050	22,236
[5]	American Express Credit Account Master Trust Series 2022-2	3.390%	5/15/27	40,775	39,947
[5]	American Express Credit Account Master Trust Series 2022-3	3.750%	8/15/27	23,050	22,670
[5]	American Express Credit Account Master Trust Series 2022-4	4.950%	10/15/27	10,700	10,756
[5]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	16,575	16,703
[5]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	4,800	4,857
[5]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/28	6,800	6,917
[5]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	6,820	7,016
[5]	AmeriCredit Automobile Receivables Trust Series 2020-3	0.760%	12/18/25	478	473
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.680%	10/19/26	1,286	1,268
[5]	AmeriCredit Automobile Receivables Trust Series 2021-1	0.890%	10/19/26	1,025	979
[5]	AmeriCredit Automobile Receivables Trust Series 2021-2	0.340%	12/18/26	232	229
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	0.760%	8/18/26	492	480
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.170%	8/18/27	425	403
[5]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/27	950	884
[5]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/27	2,850	2,875
[5]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/28	1,250	1,261
[5]	BA Credit Card Trust Series 2021-A1	0.440%	9/15/26	2,990	2,947
[5]	BA Credit Card Trust Series 2022-A1	3.530%	11/15/27	6,600	6,474
[5]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	12,225	12,265
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.429%	9/15/48	565	553
[5]	Banc of America Commercial Mortgage Trust Series 2015-UBS7	3.705%	9/15/48	2,525	2,430
[5]	BANK Series 2017-BNK4	3.625%	5/15/50	5,950	5,610
[5]	BANK Series 2017-BNK5	3.390%	6/15/60	7,000	6,604
[5]	BANK Series 2017-BNK5	3.624%	6/15/60	3,500	3,247
[5]	BANK Series 2017-BNK6	3.254%	7/15/60	3,675	3,454
[5]	BANK Series 2017-BNK6	3.518%	7/15/60	9,658	9,143
[5]	BANK Series 2017-BNK6	3.741%	7/15/60	9,929	9,082
[5]	BANK Series 2017-BNK7	3.175%	9/15/60	11,485	10,711
[5]	BANK Series 2017-BNK7	3.435%	9/15/60	4,965	4,679
[5]	BANK Series 2017-BNK7	3.748%	9/15/60	5,225	4,840
[5]	BANK Series 2017-BNK8	3.488%	11/15/50	5,925	5,332
[5]	BANK Series 2017-BNK8	3.731%	11/15/50	1,000	830
[5]	BANK Series 2017-BNK8	4.094%	11/15/50	2,800	1,856
[5]	BANK Series 2017-BNK9	3.279%	11/15/54	2,698	2,564
[5]	BANK Series 2017-BNK9	3.538%	11/15/54	6,150	5,735
[5]	BANK Series 2018-BNK10	3.641%	2/15/61	1,178	1,136
[5]	BANK Series 2018-BNK10	3.688%	2/15/61	4,375	4,143
[5]	BANK Series 2018-BNK10	3.898%	2/15/61	1,650	1,512
[5]	BANK Series 2018-BNK11	4.046%	3/15/61	4,275	4,093
[5]	BANK Series 2018-BNK12	4.255%	5/15/61	6,200	5,984
[5]	BANK Series 2018-BNK12	4.345%	5/15/61	1,650	1,534

10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BANK Series 2018-BNK13	3.953%	8/15/61	2,235	2,112
[5]	BANK Series 2018-BNK13	4.217%	8/15/61	6,200	5,947
[5]	BANK Series 2018-BNK14	3.966%	9/15/60	1,990	1,886
[5]	BANK Series 2018-BNK14	4.128%	9/15/60	2,257	2,246
[5]	BANK Series 2018-BNK14	4.231%	9/15/60	2,425	2,339
[5]	BANK Series 2018-BNK14	4.481%	9/15/60	2,600	2,395
[5]	BANK Series 2018-BNK15	4.407%	11/15/61	9,060	8,801
[5]	BANK Series 2019-BNK16	4.005%	2/15/52	6,850	6,499
[5]	BANK Series 2019-BNK17	3.714%	4/15/52	5,070	4,753
[5]	BANK Series 2019-BNK17	3.976%	4/15/52	2,125	1,928
[5]	BANK Series 2019-BNK18	3.584%	5/15/62	2,925	2,552
[5]	BANK Series 2019-BNK18	3.826%	5/15/62	2,050	1,802
[5]	BANK Series 2019-BNK19	3.183%	8/15/61	3,415	2,930
[5]	BANK Series 2019-BNK19	4.029%	8/15/61	1,575	949
[5]	BANK Series 2019-BNK20	3.011%	9/15/62	7,785	6,625
[5]	BANK Series 2019-BNK21	2.851%	10/17/52	2,570	2,232
[5]	BANK Series 2019-BNK21	3.093%	10/17/52	3,275	2,584
[5]	BANK Series 2019-BNK22	2.978%	11/15/62	3,645	3,217
[5]	BANK Series 2019-BNK23	2.920%	12/15/52	8,290	7,326
[5]	BANK Series 2019-BNK23	3.203%	12/15/52	3,125	2,503
[5]	BANK Series 2019-BNK24	2.960%	11/15/62	15,788	14,028
[5]	BANK Series 2019-BNK24	3.283%	11/15/62	2,900	2,511
[5]	BANK Series 2020-BNK25	2.649%	1/15/63	4,035	3,447
[5]	BANK Series 2020-BNK25	2.841%	1/15/63	2,970	2,443
[5]	BANK Series 2020-BNK26	2.403%	3/15/63	7,635	6,475
[5]	BANK Series 2020-BNK26	2.687%	3/15/63	2,410	1,813
[5]	BANK Series 2020-BNK27	2.144%	4/15/63	6,675	5,481
[5]	BANK Series 2020-BNK27	2.551%	4/15/63	1,950	1,558
[5]	BANK Series 2020-BNK28	1.844%	3/15/63	1,950	1,603
[5]	BANK Series 2020-BNK29	1.997%	11/15/53	5,075	4,035
[5]	BANK Series 2020-BNK30	1.925%	12/15/53	3,425	2,731
[5]	BANK Series 2020-BNK30	2.111%	12/15/53	415	317
[5]	BANK Series 2021-BNK31	2.036%	2/15/54	2,425	1,990
[5]	BANK Series 2021-BNK31	2.211%	2/15/54	1,425	1,100
[5]	BANK Series 2021-BNK32	2.643%	4/15/54	4,200	3,600
[5]	BANK Series 2021-BNK33	2.556%	5/15/64	9,971	8,437
[5]	BANK Series 2021-BNK34	2.438%	6/15/63	7,875	6,309
[5]	BANK Series 2021-BNK35	2.285%	6/15/64	4,700	3,899
[5]	BANK Series 2021-BNK36	2.470%	9/15/64	6,800	5,703
[5]	BANK Series 2021-BNK36	2.695%	9/15/64	2,100	1,707
[5]	BANK Series 2021-BNK37	2.618%	11/15/64	6,825	5,737
[5]	BANK Series 2022-BNK40	3.393%	3/15/64	2,650	2,364
[5]	BANK Series 2022-BNK41	3.790%	4/15/65	2,550	2,343
[5]	BANK Series 2022-BNK43	4.399%	8/15/55	9,375	8,951
[5]	BANK Series 2022-BNK43	4.830%	8/15/55	1,950	1,787
[5]	BANK Series 2023-5YR2	6.656%	7/15/56	6,575	6,960
[5]	BANK Series 2023-5YR2	7.140%	7/15/56	2,200	2,288
[5]	BANK Series 2023-5YR3	6.724%	9/15/56	3,300	3,517
[5]	BANK Series 2023-5YR3	7.315%	9/15/56	3,450	3,639
[5]	BANK Series 2023-5YR3	7.315%	9/15/56	1,650	1,698
[5]	BANK Series 2023-5YR4	6.500%	12/15/56	1,250	1,322
[5]	BANK Series 2023-5YR4	7.274%	12/15/56	600	638
[5]	BANK Series 2023-BNK45	5.203%	2/15/56	3,225	3,263
[5]	BANK Series 2023-BNK45	5.651%	2/15/56	1,825	1,857
[5]	BANK Series 2023-BNK46	5.745%	8/15/56	6,600	6,961
[5]	BANK Series 2023-BNK46	6.385%	8/15/56	1,525	1,592
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/50	421	399
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	7,560	7,185
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/50	2,800	2,580
[5]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/52	17,550	16,313
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/52	12,610	11,285
[5]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/52	1,050	853
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/52	6,750	6,070
[5]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/52	6,638	5,792
[5]	Barclays Dryrock Issuance Trust Series 2022-1	3.070%	2/15/28	5,200	5,069
[5]	Barclays Dryrock Issuance Trust Series 2023-1	4.720%	2/15/29	16,875	16,885
[5]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/50	10,625	10,064
[5]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/50	2,900	2,687
[5]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/51	10,125	9,793
[5]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/53	6,080	5,321
[5]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/53	1,600	1,340
[5]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/53	1,750	1,471
[5]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/53	5,790	4,809
[5]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/53	1,205	966
[5]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/54	7,175	6,020
[5]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/54	2,550	2,119
[5]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/54	1,075	851
[5]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/54	4,300	3,621
[5]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/55	10,600	9,135
[5]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	1,000	1,067
[5]	BBCMS Mortgage Trust Series 2023-5C23	7.703%	12/15/56	250	263
[5]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/56	3,225	3,312
[5]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/56	1,075	1,092
[5]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/56	2,200	2,288
[5]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/56	875	880
[5]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/56	6,650	7,113
[5]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	3,550	3,681
[5]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/56	1,100	1,119
[5]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/56	4,400	4,984
[5]	BBCMS Mortgage Trust Series 2023-C22	7.126%	11/15/56	1,350	1,509
[5]	BBCMS Trust Series 2021-C10	2.492%	7/15/54	7,500	6,369
[5]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	4,900	4,583
[5]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/51	2,050	1,838
[5]	Benchmark Mortgage Trust Series 2018-B2	3.662%	2/15/51	791	757
[5]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/51	14,945	14,016
[5]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/51	5,675	4,736

11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Benchmark Mortgage Trust Series 2018-B3	3.848%	4/10/51	652	638
[5]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/51	10,250	9,704
[5]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/51	2,725	2,603
[5]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/51	4,000	3,659
[5]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/51	2,100	2,012
[5]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/51	1,750	1,610
[5]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/51	7,075	6,691
[5]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/51	2,175	1,990
[5]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/53	1,844	1,757
[5]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/53	10,266	9,860
[5]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/52	7,265	6,843
[5]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/52	4,000	3,545
[5]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/52	2,600	2,406
[5]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/52	6,509	6,052
[5]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/62	7,425	6,930
[5]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/62	3,200	2,934
[5]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/52	1,950	1,755
[5]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/52	2,550	2,272
[5]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/52	3,350	2,631
[5]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/57	11,712	10,464
[5]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/62	4,215	3,778
[5]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/72	1,055	905
[5]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/53	4,225	3,707
[5]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/53	1,035	859
[5]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/53	2,250	2,090
[5]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/53	14,279	11,834
[5]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/53	1,200	959
[5]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/53	2,350	1,866
[5]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/53	775	555
[5]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/53	4,725	3,738
[5]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/53	400	305
[5]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/53	5,950	4,824
[5]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/53	600	470
[5]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/54	14,350	11,544
[5]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/43	6,365	5,076
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/43	2,125	1,548
[5]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/54	9,675	7,615
[5]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/54	3,225	2,409
[5]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/54	5,775	4,705
[5]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/54	1,250	979
[5]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/54	6,425	5,181
[5]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/54	3,025	2,317
[5]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/54	7,745	6,298
[5]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/54	4,225	3,460
[5]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/54	850	728
[5]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/54	2,550	2,114
[5]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/54	850	672
[5]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/54	10,550	8,835
[5]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/54	2,000	1,684
[5]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/55	13,550	11,067
[5]	Benchmark Mortgage Trust Series 2022-B32	3.410%	1/15/55	3,425	2,748
[5]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/55	3,350	2,975
[5]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/55	2,675	2,317
[5]	Benchmark Mortgage Trust Series 2022-B35	4.444%	5/15/55	10,000	9,235
[5]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/55	4,300	4,100
[5]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/55	1,300	1,173
[5]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/56	10,950	11,526
[5]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/56	3,525	3,641
[5]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/55	4,325	4,432
[5]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/55	2,175	2,210
[5]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,100	1,153
[5]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/56	3,520	3,658
[5]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/55	3,000	2,667
[5]	BMO Mortgage Trust Series 2022-C2	4.813%	7/15/54	3,425	3,383
[5]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/54	10,675	10,843
[5]	BMO Mortgage Trust Series 2022-C3	5.326%	9/15/54	1,500	1,452
[5]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/56	1,300	1,370
[5]	BMO Mortgage Trust Series 2023-5C1	7.118%	8/15/56	700	725
[5]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/56	1,900	2,059
[5]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/56	3,700	3,892

12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/56	3,200	3,214
[5]	BMO Mortgage Trust Series 2023-C4	5.346%	2/15/56	681	663
[5]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/56	2,600	2,740
[5]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/56	875	889
[5]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/56	6,620	7,068
[5]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/56	2,200	2,306
[5]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/56	4,300	4,667
[5]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/56	2,200	2,351
[5]	BMW Vehicle Lease Trust Series 2021-2	0.430%	1/27/25	3,478	3,466
[5]	BMW Vehicle Lease Trust Series 2022-1	1.230%	5/27/25	1,100	1,085
[5]	BMW Vehicle Lease Trust Series 2023-1	5.160%	11/25/25	2,250	2,247
[5]	BMW Vehicle Lease Trust Series 2023-1	5.070%	6/25/26	1,300	1,295
[5]	BMW Vehicle Lease Trust Series 2023-2	5.990%	9/25/26	1,775	1,800
[5]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	1,650	1,672
[5]	BMW Vehicle Owner Trust Series 2020-A	0.620%	4/26/27	233	231
[5]	BMW Vehicle Owner Trust Series 2022-A	3.210%	8/25/26	1,757	1,728
[5]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	425	413
[5]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	1,537	1,556
[5]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	440	447
[5]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/52	5,705	5,198
[5]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/52	6,160	5,366
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/53	6,235	5,411
[5]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/53	2,675	2,230
[5]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	15,250	14,296
[5]	Capital One Multi-Asset Execution Trust Series 2021-A1	0.550%	7/15/26	10,000	9,746
[5]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/30	24,275	21,271
[5]	Capital One Multi-Asset Execution Trust Series 2021-A3	1.040%	11/15/26	21,375	20,621
[5]	Capital One Multi-Asset Execution Trust Series 2022-A1	2.800%	3/15/27	22,850	22,271
[5]	Capital One Multi-Asset Execution Trust Series 2022-A2	3.490%	5/15/27	21,500	21,092
[5]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	17,325	17,253
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	0.770%	9/15/26	3,311	3,204
[5]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	1,120	1,051
[5]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/27	4,300	4,212
[5]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/27	2,625	2,534
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/27	3,950	3,877
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	1,175	1,142
[5]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	2,150	2,150
[5]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	1,300	1,297
[5]	CarMax Auto Owner Trust Series 2020-1	2.030%	6/16/25	437	435
[5]	CarMax Auto Owner Trust Series 2020-3	0.770%	3/16/26	486	478
[5]	CarMax Auto Owner Trust Series 2020-4	0.500%	8/15/25	508	502
[5]	CarMax Auto Owner Trust Series 2020-4	0.630%	6/15/26	775	746
[5]	CarMax Auto Owner Trust Series 2020-4	0.850%	6/15/26	200	191
[5]	CarMax Auto Owner Trust Series 2021-1	0.340%	12/15/25	767	754
[5]	CarMax Auto Owner Trust Series 2021-1	0.530%	10/15/26	625	595
[5]	CarMax Auto Owner Trust Series 2021-2	0.520%	2/17/26	2,201	2,153
[5]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	1,275	1,205
[5]	CarMax Auto Owner Trust Series 2021-4	0.560%	9/15/26	3,877	3,737
[5]	CarMax Auto Owner Trust Series 2021-4	0.820%	4/15/27	1,075	997
[5]	CarMax Auto Owner Trust Series 2022-1	1.470%	12/15/26	4,639	4,494
[5]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	2,150	2,019
[5]	CarMax Auto Owner Trust Series 2022-2	3.490%	2/16/27	4,983	4,902
[5]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	1,225	1,193
[5]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/27	5,125	5,104
[5]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	1,725	1,715
[5]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	4,325	4,333
[5]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	1,300	1,306
[5]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	2,740	2,771
[5]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	1,760	1,783
[5]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/28	1,450	1,491
[5]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	1,750	1,820
[5]	Carvana Auto Receivables Trust Series 2021-P2	0.490%	3/10/26	320	315
[5]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	2,480	2,419
[5]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	675	621
[5]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/50	1,000	926
[5]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	5,650	5,171
[5]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/49	5,000	4,603
[5]	CD Mortgage Trust Series 2017-CD3	3.453%	2/10/50	1,113	1,083
[5]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/50	14,170	12,903
[5]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/50	3,706	2,934

13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/50	4,400	4,120
[5]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/50	3,000	2,628
[5]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/50	3,500	3,265
[5]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/50	1,880	1,815
[5]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/50	4,715	4,384
[5]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	2,825	2,528
[5]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/51	554	539
[5]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/51	12,700	12,016
[5]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/57	3,000	2,647
[5]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/57	8,460	6,924
[5]	CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1	3.028%	10/15/25	1,256	1,238
[5]	CFCRE Commercial Mortgage Trust Series 2016-C3	3.865%	1/10/48	3,650	3,511
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.091%	5/10/58	674	655
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	5,050	4,775
[5]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/58	3,600	3,324
[5]	CFCRE Commercial Mortgage Trust Series 2016-C6	3.217%	11/10/49	9,700	9,174
[5]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/50	3,400	3,161
[5]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/50	9,900	9,229
[5]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/50	1,950	1,774
[5]	Chase Issuance Trust Series 2022-A1	3.970%	9/15/27	3,400	3,353
[5]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/28	7,520	7,636
[5]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/30	6,640	6,805
[5]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/39	4,880	4,952
[5]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/30	10,700	10,467
[5]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	1,450	1,463
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.023%	3/11/47	159	159
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC19	4.345%	3/11/47	955	948
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,675	1,666
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC21	4.328%	5/10/47	1,350	1,266
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC23	3.622%	7/10/47	2,725	2,685
[5]	Citigroup Commercial Mortgage Trust Series 2014-GC25	3.635%	10/10/47	6,215	6,087
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.137%	2/10/48	7,425	7,239
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC27	3.571%	2/10/48	3,025	2,924
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.192%	4/10/48	2,675	2,578
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/48	2,937	2,784
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	2,925	2,813
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.515%	9/10/58	4,015	3,887
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC33	3.778%	9/10/58	3,375	3,227
[5]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	1,800	1,745
[5]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.003%	5/10/49	903	881
[5]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/49	3,950	3,744
[5]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/49	2,500	2,322
[5]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/49	742	722
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	1,483	1,427
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/49	9,615	9,156
[5]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/49	10,750	10,234
[5]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/49	1,525	1,443
[5]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/49	2,350	2,200
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/50	1,481	1,380
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	8,254	7,684
[5]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/50	1,575	1,448
[5]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	1,300	1,217
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/51	6,875	6,488
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.788%	3/10/51	1,171	1,166
[5]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/51	15,475	14,725
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/51	4,751	4,509
[5]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	1,190	1,143
[5]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/51	1,900	1,772
[5]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	2,061	1,843
[5]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/56	11,210	9,936
[5]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/52	12,380	10,659
[5]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/53	10,880	9,372
[5]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/53	2,100	1,638
[5]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.580%	5/15/54	5,600	5,460
[5]	CNH Equipment Trust Series 2021-C	0.810%	12/15/26	2,414	2,322
[5]	CNH Equipment Trust Series 2021-C	1.160%	10/16/28	550	511
[5]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	2,050	1,996
[5]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	1,200	1,150
[5]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	850	835
[5]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	575	560

14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CNH Equipment Trust Series 2022-C	5.150%	4/17/28	2,000	2,011
[5]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	3,025	3,015
[5]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	625	622
[5]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	4,400	4,522
[5]	CNH Equipment Trust Series 2023-B	5.460%	3/17/31	900	928
[5]	COMM Mortgage Trust Series 2012-CR4	2.853%	10/15/45	208	193
[5]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/46	750	716
[5]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/46	350	249
[5]	COMM Mortgage Trust Series 2014-CR14	4.236%	2/10/47	339	339
[5]	COMM Mortgage Trust Series 2014-CR14	4.502%	2/10/47	2,650	2,386
[5]	COMM Mortgage Trust Series 2014-CR14	4.526%	2/10/47	2,725	2,641
[5]	COMM Mortgage Trust Series 2014-CR15	4.074%	2/10/47	1,088	1,082
[5]	COMM Mortgage Trust Series 2014-CR15	4.509%	2/10/47	869	791
[5]	COMM Mortgage Trust Series 2014-CR15	4.559%	2/10/47	1,925	1,709
[5]	COMM Mortgage Trust Series 2014-CR16	4.278%	4/10/47	1,975	1,926
[5]	COMM Mortgage Trust Series 2014-CR17	3.977%	5/10/47	2,425	2,402
[5]	COMM Mortgage Trust Series 2014-CR17	4.377%	5/10/47	955	905
[5]	COMM Mortgage Trust Series 2014-CR18	3.828%	7/15/47	4,955	4,902
[5]	COMM Mortgage Trust Series 2014-CR18	4.103%	7/15/47	1,281	1,257
[5]	COMM Mortgage Trust Series 2014-CR19	3.796%	8/10/47	5,775	5,709
[5]	COMM Mortgage Trust Series 2014-CR19	4.080%	8/10/47	1,550	1,501
[5]	COMM Mortgage Trust Series 2014-CR20	3.326%	11/10/47	5,716	5,631
[5]	COMM Mortgage Trust Series 2014-CR20	3.590%	11/10/47	1,995	1,951
[5]	COMM Mortgage Trust Series 2014-CR21	3.528%	12/10/47	5,136	5,041
[5]	COMM Mortgage Trust Series 2014-LC15	4.006%	4/10/47	2,743	2,734
[5]	COMM Mortgage Trust Series 2014-LC17	3.917%	10/10/47	3,207	3,148
[5]	COMM Mortgage Trust Series 2014-UBS2	3.961%	3/10/47	677	675
[5]	COMM Mortgage Trust Series 2014-UBS2	4.199%	3/10/47	475	471
[5]	COMM Mortgage Trust Series 2014-UBS2	4.701%	3/10/47	301	286
[5]	COMM Mortgage Trust Series 2014-UBS3	3.819%	6/10/47	6,692	6,598
[5]	COMM Mortgage Trust Series 2014-UBS4	3.420%	8/10/47	905	892
[5]	COMM Mortgage Trust Series 2014-UBS4	3.694%	8/10/47	6,000	5,863
[5]	COMM Mortgage Trust Series 2014-UBS4	3.968%	8/10/47	1,502	1,404
[5]	COMM Mortgage Trust Series 2014-UBS5	3.838%	9/10/47	6,275	6,151
[5]	COMM Mortgage Trust Series 2014-UBS6	3.387%	12/10/47	615	608
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	COMM Mortgage Trust Series 2014-UBS6	3.644%	12/10/47	7,500	7,340
[5]	COMM Mortgage Trust Series 2014-UBS6	4.048%	12/10/47	2,275	2,142
[5]	COMM Mortgage Trust Series 2015-CR22	3.309%	3/10/48	5,325	5,149
[5]	COMM Mortgage Trust Series 2015-CR22	3.603%	3/10/48	6,785	6,505
[5]	COMM Mortgage Trust Series 2015-CR23	3.257%	5/10/48	511	502
[5]	COMM Mortgage Trust Series 2015-CR23	3.497%	5/10/48	5,250	5,082
[5]	COMM Mortgage Trust Series 2015-CR23	3.801%	5/10/48	1,450	1,398
[5]	COMM Mortgage Trust Series 2015-CR24	3.432%	8/10/48	524	510
[5]	COMM Mortgage Trust Series 2015-CR25	3.759%	8/10/48	4,750	4,595
[5]	COMM Mortgage Trust Series 2015-CR26	3.630%	10/10/48	10,885	10,441
[5]	COMM Mortgage Trust Series 2015-CR27	3.404%	10/10/48	1,303	1,277
[5]	COMM Mortgage Trust Series 2015-CR27	3.612%	10/10/48	3,775	3,639
[5]	COMM Mortgage Trust Series 2015-CR27	4.337%	10/10/48	800	748
[5]	COMM Mortgage Trust Series 2015-DC1	3.350%	2/10/48	8,570	8,307
[5]	COMM Mortgage Trust Series 2015-LC19	3.040%	2/10/48	141	139
[5]	COMM Mortgage Trust Series 2015-LC19	3.183%	2/10/48	4,000	3,890
[5]	COMM Mortgage Trust Series 2015-LC19	3.527%	2/10/48	2,125	2,031
[5]	COMM Mortgage Trust Series 2015-LC21	3.445%	7/10/48	312	305
[5]	COMM Mortgage Trust Series 2015-LC23	3.774%	10/10/48	7,797	7,527
[5]	COMM Mortgage Trust Series 2015-PC1	3.902%	7/10/50	5,915	5,745
[5]	COMM Mortgage Trust Series 2016-CR28	3.762%	2/10/49	10,970	10,561
[5]	COMM Mortgage Trust Series 2016-DC2	3.550%	2/10/49	1,669	1,637
[5]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/50	373	360
[5]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/50	1,450	1,353
[5]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/51	2,500	2,392
[5]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/51	6,620	6,210
[5]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/57	34,465	30,567
[5]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/57	2,408	2,037
[5]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.505%	4/15/50	3,750	3,641
[5]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.791%	4/15/50	1,900	1,820
[5]	CSAIL Commercial Mortgage Trust Series 2015-C1	4.044%	4/15/50	1,525	1,424
[5]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.504%	6/15/57	4,650	4,487
[5]	CSAIL Commercial Mortgage Trust Series 2015-C2	3.849%	6/15/57	1,800	1,690
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.448%	8/15/48	649	638
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.718%	8/15/48	6,700	6,469

15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CSAIL Commercial Mortgage Trust Series 2015-C3	4.101%	8/15/48	1,625	1,435
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.617%	11/15/48	756	742
[5]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	8,000	7,708
[5]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	8,375	7,890
[5]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	7,800	7,184
[5]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/50	4,175	3,799
[5]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/50	5,925	5,466
[5]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/51	12,600	11,928
[5]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/51	5,950	5,604
[5]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/52	15,450	14,409
[5]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/52	12,500	11,198
[5]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/54	12,575	10,519
[5]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/54	2,100	1,707
[5]	Daimler Trucks Retail Trust Series 2022-1	5.230%	2/17/26	2,775	2,768
[5]	Daimler Trucks Retail Trust Series 2022-1	5.390%	1/15/30	950	954
[5]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/51	5,872	5,523
[5]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/49	2,600	2,468
[5]	DBJPM Mortgage Trust Series 2016-C3	2.890%	8/10/49	6,575	6,045
[5]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	5,975	5,564
[5]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/50	1,600	1,423
[5]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/53	6,973	5,696
[5]	Discover Card Execution Note Trust Series 2021-A1	0.580%	9/15/26	9,725	9,403
[5]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/28	8,250	7,501
[5]	Discover Card Execution Note Trust Series 2022-A1	1.960%	2/15/27	11,500	11,122
[5]	Discover Card Execution Note Trust Series 2022-A2	3.320%	5/15/27	21,500	21,044
[5]	Discover Card Execution Note Trust Series 2022-A3	3.560%	7/15/27	23,025	22,581
[5]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	12,625	12,683
[5]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	17,200	17,080
[5]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	17,550	17,690
[5]	Drive Auto Receivables Trust Series 2021-1	1.020%	6/15/27	214	212
[5]	Drive Auto Receivables Trust Series 2021-2	0.870%	10/15/27	1,541	1,522
[5]	Drive Auto Receivables Trust Series 2021-2	1.390%	3/15/29	2,550	2,424
[5]	Drive Auto Receivables Trust Series 2021-3	1.110%	5/15/26	49	49
[5]	Drive Auto Receivables Trust Series 2021-3	1.470%	1/15/27	1,125	1,103
[5]	Exeter Automobile Receivables Trust Series 2021-1A	0.740%	1/15/26	63	63
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Exeter Automobile Receivables Trust Series 2021-3A	0.960%	10/15/26	1,648	1,614
[5]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/27	3,115	2,909
[5]	Exeter Automobile Receivables Trust Series 2022-1A	2.560%	6/15/28	1,300	1,271
[5]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/28	1,700	1,603
[5]	Exeter Automobile Receivables Trust Series 2022-2A	3.650%	10/15/26	953	946
[5]	Exeter Automobile Receivables Trust Series 2022-2A	3.850%	7/17/28	2,150	2,110
[5]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/28	1,075	1,045
[5]	Exeter Automobile Receivables Trust Series 2022-3A	4.860%	12/15/26	1,725	1,714
[5]	Exeter Automobile Receivables Trust Series 2022-3A	5.300%	9/15/27	1,725	1,715
[5]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/28	1,150	1,143
[5]	Exeter Automobile Receivables Trust Series 2022-4A	4.920%	12/15/28	1,350	1,332
[5]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/28	425	421
[5]	Exeter Automobile Receivables Trust Series 2022-5A	6.510%	12/15/27	850	850
[5]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/29	850	867
[5]	Exeter Automobile Receivables Trust Series 2023-1A	5.720%	4/15/27	875	873
[5]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/28	1,000	1,000
[5]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/29	450	453
[5]	Exeter Automobile Receivables Trust Series 2023-4A	6.310%	10/15/27	780	786
[5]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/28	1,100	1,112
[4,5]	Fannie Mae-Aces Series 2014-M3	3.501%	1/25/24	173	172
[4,5]	Fannie Mae-Aces Series 2014-M4	3.346%	3/25/24	1,308	1,300
[4,5]	Fannie Mae-Aces Series 2014-M7	3.202%	6/25/24	3,871	3,821
[4,5]	Fannie Mae-Aces Series 2014-M8	3.056%	6/25/24	1,783	1,763
[4,5]	Fannie Mae-Aces Series 2014-M9	3.103%	7/25/24	3,139	3,094
[4,5]	Fannie Mae-Aces Series 2014-M13	3.021%	8/25/24	2,485	2,447
[4,5]	Fannie Mae-Aces Series 2015-M1	2.532%	9/25/24	6,359	6,229
[4,5]	Fannie Mae-Aces Series 2015-M2	2.620%	12/25/24	4,095	3,995
[4,5]	Fannie Mae-Aces Series 2015-M3	2.723%	10/25/24	2,358	2,308
[4,5]	Fannie Mae-Aces Series 2015-M7	2.590%	12/25/24	3,871	3,778
[4,5]	Fannie Mae-Aces Series 2015-M8	2.900%	1/25/25	6,836	6,685
[4,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/27	2,207	2,116
[4,5]	Fannie Mae-Aces Series 2015-M12	2.802%	5/25/25	4,505	4,369
[4,5]	Fannie Mae-Aces Series 2015-M13	2.699%	6/25/25	2,326	2,257
[4,5]	Fannie Mae-Aces Series 2015-M15	2.923%	10/25/25	4,395	4,269
[4,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/26	2,165	2,084
[4,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/26	2,115	2,025
[4,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/26	6,967	6,657
[4,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/26	4,123	3,939
[4,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/26	1,542	1,471
[4,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/26	13,240	12,561
[4,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/26	8,991	8,527
[4,5]	Fannie Mae-Aces Series 2016-M12	2.445%	9/25/26	8,650	8,221
[4,5]	Fannie Mae-Aces Series 2016-M13	2.513%	9/25/26	7,060	6,701

16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2017-M1	2.417%	10/25/26	7,550	7,128
[4,5]	Fannie Mae-Aces Series 2017-M2	2.825%	2/25/27	4,447	4,249
[4,5]	Fannie Mae-Aces Series 2017-M3	2.465%	12/25/26	9,126	8,637
[4,5]	Fannie Mae-Aces Series 2017-M4	2.552%	12/25/26	7,625	7,215
[4,5]	Fannie Mae-Aces Series 2017-M5	3.069%	4/25/29	1,019	965
[4,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/27	7,635	7,258
[4,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/27	17,379	16,675
[4,5]	Fannie Mae-Aces Series 2017-M10	2.584%	7/25/24	2,190	2,157
[4,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/29	4,899	4,581
[4,5]	Fannie Mae-Aces Series 2017-M12	3.060%	6/25/27	8,070	7,740
[4,5]	Fannie Mae-Aces Series 2017-M14	2.862%	11/25/27	2,992	2,838
[4,5]	Fannie Mae-Aces Series 2017-M15	2.960%	9/25/27	90	86
[4,5]	Fannie Mae-Aces Series 2017-M15	3.155%	11/25/27	9,930	9,537
[4,5]	Fannie Mae-Aces Series 2018-M1	2.987%	12/25/27	467	444
[4,5]	Fannie Mae-Aces Series 2018-M2	2.908%	1/25/28	18,445	17,535
[4,5]	Fannie Mae-Aces Series 2018-M3	3.069%	2/25/30	3,079	2,875
[4,5]	Fannie Mae-Aces Series 2018-M4	3.064%	3/25/28	5,589	5,343
[4,5]	Fannie Mae-Aces Series 2018-M7	3.032%	3/25/28	3,726	3,543
[4,5]	Fannie Mae-Aces Series 2018-M8	3.302%	6/25/28	4,055	3,882
[4,5]	Fannie Mae-Aces Series 2018-M10	3.357%	7/25/28	2,875	2,770
[4,5]	Fannie Mae-Aces Series 2018-M12	3.631%	8/25/30	15,800	15,190
[4,5]	Fannie Mae-Aces Series 2018-M13	3.740%	9/25/30	5,636	5,404
[4,5]	Fannie Mae-Aces Series 2018-M14	3.581%	8/25/28	8,599	8,326
[4,5]	Fannie Mae-Aces Series 2019-M1	3.547%	9/25/28	11,806	11,190
[4,5]	Fannie Mae-Aces Series 2019-M2	3.624%	11/25/28	12,295	11,940
[4,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/31	9,304	8,841
[4,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/29	8,115	7,741
[4,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/29	1,000	954
[4,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/29	9,045	8,448
[4,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/29	15,684	14,746
[4,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/29	24,426	22,775
[4,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/29	10,501	9,510
[4,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/31	7,700	6,767
[4,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/31	7,439	6,688
[4,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/29	13,671	12,427
[4,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/29	7,300	6,591
[4,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/29	7,714	7,301
[4,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/29	19,090	17,120
[4,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/30	5,087	4,519
[4,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/30	7,208	6,188
[4,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/29	800	675
[4,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/30	13,625	11,374
[4,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/30	14,300	11,649
[4,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/30	9,850	8,214
[4,5]	Fannie Mae-Aces Series 2020-M52	1.316%	10/25/30	10,825	8,810
[4,5]	Fannie Mae-Aces Series 2021-M1	1.390%	11/25/30	9,985	8,100
[4,5]	Fannie Mae-Aces Series 2021-M1G	1.469%	11/25/30	2,575	2,126
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/31	12,050	9,791
[4,5]	Fannie Mae-Aces Series 2021-M4	1.464%	2/25/31	47,775	39,363
[4,5]	Fannie Mae-Aces Series 2021-M11	1.458%	3/25/31	16,650	13,403
[4,5]	Fannie Mae-Aces Series 2021-M13	1.602%	4/25/31	2,490	2,061
[4,5]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/33	2,200	1,736
[4,5]	Fannie Mae-Aces Series 2021-M19	1.739%	10/25/31	14,425	11,955
[4,5]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/31	16,650	13,424
[4,5]	Fannie Mae-Aces Series 2022-M1G	1.532%	9/25/31	3,725	3,050
[4,5]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/31	5,400	4,430
[4,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/30	8,150	7,225
[4,5]	Fannie Mae-Aces Series 2022-M8	1.937%	12/25/31	8,375	6,961
[4,5]	Fannie Mae-Aces Series 2022-M10	1.938%	1/25/32	12,600	10,421
[4,5]	Fannie Mae-Aces Series 2023-M1S	4.506%	4/25/33	8,600	8,619
[4,5]	Fannie Mae-Aces Series 2023-M6	4.190%	7/25/28	8,560	8,460
[4,5]	Fannie Mae-Aces Series 2023-M8	4.471%	3/25/33	3,150	3,162
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K037	3.490%	1/25/24	12	11
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K038	3.389%	3/25/24	3,792	3,769
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K039	3.303%	7/25/24	2,280	2,253
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	2.768%	4/25/24	236	234
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K040	3.241%	9/25/24	26,445	26,047
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K041	3.171%	10/25/24	9,497	9,338
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.267%	6/25/24	141	140
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K042	2.670%	12/25/24	32,520	31,769
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K043	3.062%	12/25/24	6,012	5,894
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K045	3.023%	1/25/25	5,088	4,976
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K046	3.205%	3/25/25	5,800	5,673
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	2.827%	12/25/24	93	92
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K047	3.329%	5/25/25	4,450	4,357
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K048	3.284%	6/25/25	11,350	11,100
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K049	3.010%	7/25/25	3,850	3,746
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K050	3.334%	8/25/25	6,375	6,228

17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K052	3.151%	11/25/25	4,150	4,037
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K053	2.995%	12/25/25	2,450	2,374
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/26	6,350	6,122
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/26	7,500	7,204
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/26	5,325	5,089
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/26	9,375	8,956
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/26	9,400	8,973
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/26	5,000	4,828
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/26	8,000	7,754
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/26	17,574	17,058
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/26	18,250	17,737
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/27	16,200	15,747
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/27	15,580	15,048
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/27	17,557	16,941
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/27	9,890	9,497
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/27	4,002	3,846
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/27	7,823	7,525
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/27	13,875	13,317
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/27	7,875	7,578
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/27	11,050	10,617
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/27	4,525	4,372
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/28	7,025	6,759
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/28	10,275	9,977
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/28	6,975	6,782
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/28	28,500	27,974
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/28	12,600	12,338
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/28	5,200	5,093
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/28	23,650	23,218
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/28	2,305	2,258
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/28	10,165	9,975
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/28	16,400	16,070
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/28	22,870	22,429
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/28	14,770	14,559
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/28	26,940	26,228
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/28	13,825	13,623
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.591%	10/25/27	991	971
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/28	11,000	10,717
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/29	12,725	12,352
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/29	10,000	9,649
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/29	9,625	9,222
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/29	3,100	2,981
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/29	10,450	9,941
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/29	18,350	17,185
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/29	12,750	11,866
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/29	12,625	11,684
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/29	10,940	9,966
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/29	18,565	16,806
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/29	11,690	10,666

18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/29	16,615	15,064
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/29	15,420	13,998
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/29	12,550	11,447
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/30	20,560	18,303
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/30	4,600	3,995
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/30	17,450	15,325
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/30	12,506	10,613
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/30	9,275	7,862
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/30	4,875	4,117
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/30	9,875	8,241
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/30	1,700	1,415
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/30	10,750	8,933
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/30	13,710	11,390
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/30	13,350	11,085
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/30	17,650	14,713
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/30	2,500	2,093
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/30	12,360	10,272
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/30	1,267	1,093
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/30	7,850	6,543
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/30	565	500
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/30	7,830	6,499
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/30	24,050	20,095
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/30	11,675	9,764
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/31	85	72
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/31	17,640	15,178
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/31	21,425	18,457
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/31	12,895	11,036
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/30	2,651	2,285
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/31	21,275	18,023
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/31	8,050	6,702
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/31	36,075	30,282
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/31	6,200	5,240
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/31	10,200	8,659
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/31	828	723
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/31	9,600	8,233
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/31	6,275	5,347
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/32	8,350	7,264
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/32	6,200	5,295
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/32	23,377	20,061
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/55	1,981	1,829
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/32	21,325	19,915
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/31	3,500	3,216
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/32	20,000	19,044
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/29	14,900	14,090
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/31	8,100	7,389
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/32	3,300	3,146
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/32	4,475	4,174
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/32	4,100	3,935

19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/33	8,900	8,420
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	5,100	5,092
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/33	2,925	2,852
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/33	11,400	11,185
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/33	3,775	3,635
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/30	9,248	8,956
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/33	45,550	44,161
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/30	3,330	3,236
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/33	8,240	8,271
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/33	13,000	13,050
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/33	6,700	6,930
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/28	8,540	8,692
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/28	6,440	6,482
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/28	6,000	6,100
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/28	10,750	10,896
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/28	7,750	7,828
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/28	5,150	5,309
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/28	3,250	3,318
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/28	4,300	4,415
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K725	3.002%	1/25/24	7,626	7,597
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K726	2.905%	4/25/24	4,096	4,062
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K727	2.946%	7/25/24	10,406	10,266
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K728	3.064%	8/25/24	15,419	15,184
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K729	3.136%	10/25/24	50,325	49,491
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K730	3.590%	1/25/25	11,507	11,326
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K731	3.600%	2/25/25	8,848	8,705
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K732	3.700%	5/25/25	10,100	9,934
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/26	16,725	16,284
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/26	15,919	15,329
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/26	19,000	18,059
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/27	1,225	1,130
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/27	20,375	18,416
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/27	24,400	21,994
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/28	9,950	8,980
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/28	6,650	5,970
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/28	4,669	4,184
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/28	2,850	2,530
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/28	8,325	7,507
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/28	7,500	6,751
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/29	1,800	1,600
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/30	8,525	8,526
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/30	8,640	8,574
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/30	11,050	11,027
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/30	4,750	4,889
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/31	3,300	3,157
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/34	12,220	11,614
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/31	4,150	3,907
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/34	10,275	9,544

20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/34	25,260	21,251
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/34	10,025	8,508
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/35	13,000	10,208
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/35	9,825	7,093
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/35	18,200	13,791
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/35	4,200	3,158
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/35	22,025	16,672
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/35	2,863	2,402
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/36	10,350	8,224
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/36	11,465	8,793
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/36	7,550	5,789
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KC02	3.370%	7/25/25	7,226	7,057
[4,5]	FHLMC Multifamily Structured Pass-Through Certificates Series KW01	2.853%	1/25/26	7,000	6,778
[5]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/28	6,180	6,248
[5]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	1,380	1,405
[5]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	3,200	3,273
[5]	Ford Credit Auto Lease Trust Series 2022-A	3.370%	7/15/25	675	668
[5]	Ford Credit Auto Lease Trust Series 2022-A	3.810%	8/15/25	1,100	1,086
[5]	Ford Credit Auto Lease Trust Series 2023-A	4.940%	3/15/26	3,525	3,513
[5]	Ford Credit Auto Lease Trust Series 2023-A	4.830%	5/15/26	975	971
[5]	Ford Credit Auto Lease Trust Series 2023-B	5.910%	10/15/26	4,850	4,902
[5]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	1,550	1,568
[5]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/27	1,100	1,114
[5]	Ford Credit Auto Owner Trust Series 2020-B	0.790%	11/15/25	743	737
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.410%	7/15/25	528	522
[5]	Ford Credit Auto Owner Trust Series 2020-C	0.510%	8/15/26	1,350	1,298
[5]	Ford Credit Auto Owner Trust Series 2021-A	0.300%	8/15/25	1,700	1,676
[5]	Ford Credit Auto Owner Trust Series 2021-A	0.490%	9/15/26	2,680	2,560
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.290%	6/15/26	1,902	1,852
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	650	612
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.740%	9/15/26	3,425	3,383
[5]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	975	959
[5]	Ford Credit Auto Owner Trust Series 2022-C	4.480%	12/15/26	5,550	5,512
[5]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/27	3,850	3,829
[5]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/28	2,250	2,240
[5]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	1,075	1,070
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	3,300	3,335
[5]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	650	658
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.530%	9/15/28	4,950	5,054
[5]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	1,850	1,896
[5]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/30	8,785	8,551
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-2	3.060%	4/15/26	8,275	8,213
[5]	Ford Credit Floorplan Master Owner Trust A Series 2019-4	2.440%	9/15/26	8,585	8,406
[5]	Ford Credit Floorplan Master Owner Trust A Series 2020-2	1.060%	9/15/27	9,765	9,148
[5]	GM Financial Automobile Leasing Trust Series 2021-3	0.500%	7/21/25	1,022	1,017
[5]	GM Financial Automobile Leasing Trust Series 2022-1	1.900%	3/20/25	4,675	4,647
[5]	GM Financial Automobile Leasing Trust Series 2022-1	1.960%	2/20/26	1,950	1,920
[5]	GM Financial Automobile Leasing Trust Series 2022-2	3.420%	6/20/25	3,708	3,684
[5]	GM Financial Automobile Leasing Trust Series 2022-2	3.540%	5/20/26	1,300	1,283
[5]	GM Financial Automobile Leasing Trust Series 2022-2	4.020%	5/20/26	425	419
[5]	GM Financial Automobile Leasing Trust Series 2022-3	4.010%	9/22/25	4,217	4,190
[5]	GM Financial Automobile Leasing Trust Series 2022-3	4.110%	8/20/26	1,700	1,681
[5]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	4/20/26	1,925	1,925
[5]	GM Financial Automobile Leasing Trust Series 2023-1	5.160%	1/20/27	2,150	2,145
[5]	GM Financial Automobile Leasing Trust Series 2023-1	5.510%	1/20/27	850	848
[5]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	2,600	2,601
[5]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	425	424
[5]	GM Financial Automobile Leasing Trust Series 2023-2	5.540%	5/20/27	875	875
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.380%	11/20/26	1,550	1,561
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/27	475	480
[5]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/27	900	908
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.450%	4/16/25	309	308
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-3	0.580%	1/16/26	1,175	1,147

21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.380%	8/18/25	618	613
[5]	GM Financial Consumer Automobile Receivables Trust Series 2020-4	0.500%	2/17/26	685	662
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.350%	10/16/25	774	764
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-1	0.540%	5/17/27	11,330	10,870
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.510%	4/16/26	1,115	1,089
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-2	0.820%	10/16/26	850	806
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.480%	6/16/26	2,858	2,778
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	2,575	2,396
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.680%	9/16/26	2,197	2,125
[5]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	1,200	1,112
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.260%	11/16/26	1,876	1,821
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	750	703
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.100%	2/16/27	3,200	3,137
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	550	531
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/27	2,000	1,969
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/27	1,400	1,366
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/27	6,600	6,574
[5]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	1,300	1,300
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	2,500	2,491
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	650	647
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/28	3,650	3,630
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	3,450	3,422
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	1,866	1,895
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	1,098	1,118
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	2,750	2,816
[5]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/29	2,650	2,734
[5]	GS Mortgage Securities Trust Series 2014-GC18	4.383%	1/10/47	2,035	2,008
[5]	GS Mortgage Securities Trust Series 2014-GC20	3.998%	4/10/47	872	869
[5]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/47	1,350	1,329
[5]	GS Mortgage Securities Trust Series 2014-GC24	3.931%	9/10/47	6,282	6,167
[5]	GS Mortgage Securities Trust Series 2014-GC24	4.497%	9/10/47	1,175	1,104
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.365%	11/10/47	319	316
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.629%	11/10/47	7,475	7,309
[5]	GS Mortgage Securities Trust Series 2014-GC26	3.964%	11/10/47	1,325	1,263
[5]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/47	1,125	981
[5]	GS Mortgage Securities Trust Series 2015-GC28	3.396%	2/10/48	4,400	4,313
[5]	GS Mortgage Securities Trust Series 2015-GC30	3.382%	5/10/50	4,675	4,516
[5]	GS Mortgage Securities Trust Series 2015-GC32	3.513%	7/10/48	1,083	1,059
[5]	GS Mortgage Securities Trust Series 2015-GC32	3.764%	7/10/48	1,425	1,379
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	2,716	2,618
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.278%	10/10/48	1,278	1,250
[5]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/48	3,400	3,208
[5]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/49	2,700	2,545
[5]	GS Mortgage Securities Trust Series 2016-GS3	2.850%	10/10/49	7,125	6,665
[5]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/49	712	673
[5]	GS Mortgage Securities Trust Series 2016-GS4	3.442%	11/10/49	2,450	2,315
[5]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/49	1,825	1,668
[5]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/50	5,750	5,333
[5]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/50	2,300	1,981
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/50	9,000	8,167
[5]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/50	600	496
[5]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/50	850	652
[5]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/50	14,339	12,770
[5]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/50	3,700	3,092
[5]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/50	13,910	12,948
[5]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/52	5,775	5,230
[5]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/52	5,200	4,649
[5]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/52	6,250	5,628

22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	12,280	10,962
[5]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/52	2,875	2,384
[5]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/52	5,535	4,895
[5]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	5,910	5,226
[5]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/53	1,690	1,425
[5]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/53	2,780	2,339
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	5,175	4,147
[5]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/53	800	598
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.560%	11/16/26	3,231	3,162
[5]	Harley-Davidson Motorcycle Trust Series 2021-B	0.820%	5/15/29	1,500	1,408
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.060%	2/15/27	1,054	1,036
[5]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	850	827
[5]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	3,450	3,442
[5]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/30	3,450	3,468
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/28	5,350	5,425
[5]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	1,750	1,801
[5]	Honda Auto Receivables Owner Trust Series 2020-3	0.460%	4/19/27	875	873
[5]	Honda Auto Receivables Owner Trust Series 2021-1	0.270%	4/21/25	796	786
[5]	Honda Auto Receivables Owner Trust Series 2021-1	0.420%	1/21/28	2,040	1,981
[5]	Honda Auto Receivables Owner Trust Series 2021-2	0.330%	8/15/25	2,136	2,095
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.410%	11/18/25	1,752	1,705
[5]	Honda Auto Receivables Owner Trust Series 2021-3	0.600%	12/20/27	750	709
[5]	Honda Auto Receivables Owner Trust Series 2021-4	0.880%	1/21/26	3,274	3,176
[5]	Honda Auto Receivables Owner Trust Series 2021-4	1.140%	6/21/28	850	806
[5]	Honda Auto Receivables Owner Trust Series 2022-1	1.880%	5/15/26	2,196	2,138
[5]	Honda Auto Receivables Owner Trust Series 2022-1	2.040%	12/15/28	875	832
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.730%	7/20/26	3,590	3,539
[5]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	650	636
[5]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/27	2,250	2,250
[5]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	1,075	1,083
[5]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	2,175	2,185
[5]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	650	652
[5]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/28	6,740	6,834
[5]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	900	914
[5]	Honda Auto Receivables Owner Trust Series 2023-4	5.670%	6/21/28	2,000	2,042
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Hyundai Auto Receivables Trust Series 2020-B	0.620%	12/15/25	359	356
[5]	Hyundai Auto Receivables Trust Series 2020-C	0.380%	5/15/25	234	232
[5]	Hyundai Auto Receivables Trust Series 2020-C	0.490%	11/16/26	600	583
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.380%	9/15/25	549	542
[5]	Hyundai Auto Receivables Trust Series 2021-A	0.620%	5/17/27	850	814
[5]	Hyundai Auto Receivables Trust Series 2021-C	0.740%	5/15/26	1,778	1,731
[5]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,075	1,007
[5]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/27	4,300	4,270
[5]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	1,375	1,363
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	2,634	2,671
[5]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	768	782
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/28	2,200	2,241
[5]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	1,100	1,130
[5]	John Deere Owner Trust Series 2021-B	0.520%	3/16/26	2,848	2,774
[5]	John Deere Owner Trust Series 2022-C	5.090%	6/15/27	8,900	8,902
[5]	John Deere Owner Trust Series 2022-C	5.200%	9/17/29	2,125	2,144
[5]	John Deere Owner Trust Series 2023-A	5.010%	11/15/27	2,700	2,705
[5]	John Deere Owner Trust Series 2023-A	5.010%	12/17/29	850	858
[5]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	3,400	3,433
[5]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	875	882
[5]	John Deere Owner Trust Series 2023-C	5.480%	5/15/28	7,620	7,750
[5]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	1,220	1,250
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-C16	4.790%	12/15/46	1,017	978
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20	3.805%	7/15/47	2,045	2,021
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/49	2,825	2,720
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	9,250	8,566
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/49	1,225	1,033
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/49	3,675	3,465
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/49	2,950	2,712
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.458%	1/15/47	601	583
[5]	JPMBB Commercial Mortgage Securities Trust Series 2013-C17	4.732%	1/15/47	1,162	1,041

23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	12,049	11,865
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.439%	2/15/47	771	766
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.645%	2/15/47	935	856
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	3.997%	4/15/47	429	427
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C19	4.243%	4/15/47	1,525	1,505
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.428%	8/15/47	42	41
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.775%	8/15/47	950	938
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.997%	8/15/47	575	563
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	3.801%	9/15/47	5,850	5,743
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/47	1,550	1,490
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	3.934%	9/15/47	2,919	2,869
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/47	1,722	1,682
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/47	1,525	1,487
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/47	2,750	2,547
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/47	6,825	6,653
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	4.065%	11/15/47	1,900	1,806
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	12,720	12,386
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.800%	1/15/48	1,875	1,799
[5]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/48	1,875	1,700
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.017%	2/15/48	864	849
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.042%	10/15/48	275	269
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C28	3.532%	10/15/48	1,125	1,078
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.304%	5/15/48	656	645
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C29	3.611%	5/15/48	2,900	2,792
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.559%	7/15/48	807	794
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	3.822%	7/15/48	3,600	3,433
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/48	1,850	1,713
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.540%	8/15/48	535	524
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C31	3.801%	8/15/48	12,495	12,013
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.358%	11/15/48	1,434	1,405
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	3,575	3,400
[5]	JPMBB Commercial Mortgage Securities Trust Series 2015-C33	3.770%	12/15/48	2,610	2,516
[5]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	3.316%	3/17/49	1,134	1,109
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.723%	3/15/50	10,950	10,376
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/50	2,300	2,118
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/50	8,800	8,144
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/50	2,800	2,456
[5]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/50	1,250	1,157
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/52	13,805	12,401
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/52	9,375	8,372
[5]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/52	825	720
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/49	2,580	2,410
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/49	1,250	1,134
[5]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/49	800	718
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/50	2,141	2,012
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/50	13,400	12,557
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/50	3,975	3,557
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/50	2,825	2,607
[5]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/50	1,775	1,589
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	11,960	11,286
[5]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/51	1,525	1,388
[5]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/52	12,525	9,898
[5]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/53	2,750	2,148

24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.400%	11/15/24	248	247
[5]	Mercedes-Benz Auto Lease Trust Series 2021-B	0.510%	3/15/27	1,175	1,168
[5]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.740%	1/15/27	5,200	5,179
[5]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	2,600	2,572
[5]	Mercedes-Benz Auto Receivables Trust Series 2020-1	0.770%	10/15/26	364	357
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.460%	6/15/26	2,041	1,981
[5]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/27	600	561
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/27	3,950	3,926
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	600	594
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/28	4,400	4,533
[5]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/31	3,550	3,714
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14	4.847%	2/15/47	1,150	1,142
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.477%	6/15/47	14	14
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	3.892%	6/15/47	2,029	2,013
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16	4.352%	6/15/47	1,150	1,068
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	3.923%	10/15/47	1,000	981
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18	4.428%	10/15/47	1,150	1,093
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.326%	12/15/47	277	275
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19	3.526%	12/15/47	3,275	3,193
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.069%	2/15/48	270	266
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	6,650	6,463
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21	3.338%	3/15/48	8,100	7,825
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.040%	4/15/48	743	731
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.306%	4/15/48	2,950	2,841
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/48	1,875	1,731
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.398%	7/15/50	245	241
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	8,650	8,376
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.732%	5/15/48	5,265	5,061
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.383%	10/15/48	1,129	1,106
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	4,575	4,396
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.323%	10/15/48	785	770
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26	3.531%	10/15/48	2,825	2,710
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.557%	12/15/47	554	544
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.753%	12/15/47	2,175	2,101
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.272%	1/15/49	5,758	5,541
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.288%	1/15/49	705	690
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/49	7,000	6,687
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.140%	5/15/49	637	621
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/49	1,550	1,470
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30	2.860%	9/15/49	7,300	6,783
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/49	9,400	8,767
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.720%	12/15/49	8,350	7,967
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/49	3,050	2,759
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/50	6,500	6,141
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/50	3,800	3,519
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/52	3,600	3,358
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	5,250	4,858
[5]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/50	1,125	1,060
[5]	Morgan Stanley Capital I Trust Series 2015-MS1	3.779%	5/15/48	1,360	1,294
[5]	Morgan Stanley Capital I Trust Series 2015-UBS8	3.809%	12/15/48	3,525	3,389
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/49	3,650	3,381
[5]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/49	2,951	2,568
[5]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/49	7,300	6,820

25

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/49	7,350	6,876
[5]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/49	3,000	2,748
[5]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.329%	3/15/49	574	552
[5]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/50	6,750	6,310
[5]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/51	9,875	9,508
[5]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/52	11,660	10,693
[5]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/52	1,450	1,276
[5]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/52	5,650	5,083
[5]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/52	3,025	2,829
[5]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/52	6,700	5,869
[5]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/52	8,435	7,391
[5]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/53	7,000	5,823
[5]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/53	8,495	7,452
[5]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/53	1,275	1,031
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/54	4,275	3,555
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/54	750	594
[5]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/54	450	313
[5]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/54	8,465	7,104
[5]	Morgan Stanley Capital I Trust Series 2022-L8	3.794%	4/15/55	8,550	7,772
[5]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/56	4,350	4,582
[5]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/56	3,000	3,013
[5]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/56	1,900	2,044
[5]	Nissan Auto Lease Trust Series 2021-A	0.650%	7/15/26	54	54
[5]	Nissan Auto Lease Trust Series 2022-A	3.870%	7/15/27	1,075	1,063
[5]	Nissan Auto Lease Trust Series 2023-A	4.910%	1/15/26	2,900	2,889
[5]	Nissan Auto Lease Trust Series 2023-A	4.800%	7/15/27	925	919
[5]	Nissan Auto Lease Trust Series 2023-B	5.690%	7/15/26	1,875	1,886
[5]	Nissan Auto Lease Trust Series 2023-B	5.610%	11/15/27	550	554
[5]	Nissan Auto Receivables Owner Trust Series 2019-C	1.950%	5/15/26	390	389
[5]	Nissan Auto Receivables Owner Trust Series 2020-B	0.710%	2/16/27	227	225
[5]	Nissan Auto Receivables Owner Trust Series 2021-A	0.330%	10/15/25	2,549	2,493
[5]	Nissan Auto Receivables Owner Trust Series 2021-A	0.570%	9/15/27	2,650	2,491
[5]	Nissan Auto Receivables Owner Trust Series 2022-A	1.860%	8/17/26	2,641	2,567
[5]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/29	1,725	1,626
[5]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/27	3,425	3,401
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/29	850	843
[5]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	6,700	6,706
[5]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	700	702
[5]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/28	1,100	1,128
[5]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/30	3,800	3,997
[5]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/28	975	952
[5]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/35	2,200	2,066
[5]	Santander Drive Auto Receivables Trust Series 2021-2	1.350%	7/15/27	3,140	3,023
[5]	Santander Drive Auto Receivables Trust Series 2021-3	0.950%	9/15/27	861	854
[5]	Santander Drive Auto Receivables Trust Series 2021-3	1.330%	9/15/27	3,000	2,867
[5]	Santander Drive Auto Receivables Trust Series 2021-4	1.260%	2/16/27	2,541	2,495
[5]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/27	1,100	1,036
[5]	Santander Drive Auto Receivables Trust Series 2022-1	2.360%	8/17/26	2,434	2,411
[5]	Santander Drive Auto Receivables Trust Series 2022-1	2.560%	4/17/28	1,700	1,655
[5]	Santander Drive Auto Receivables Trust Series 2022-2	3.440%	9/15/27	3,000	2,937
[5]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/29	2,125	2,048
[5]	Santander Drive Auto Receivables Trust Series 2022-3	4.130%	8/16/27	2,275	2,246
[5]	Santander Drive Auto Receivables Trust Series 2022-5	4.430%	3/15/27	1,550	1,531
[5]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/28	1,675	1,643
[5]	Santander Drive Auto Receivables Trust Series 2022-6	4.720%	6/15/27	675	667
[5]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/28	850	843
[5]	Santander Drive Auto Receivables Trust Series 2023-1	4.880%	4/15/27	8,575	8,531
[5]	Santander Drive Auto Receivables Trust Series 2023-1	4.980%	2/15/28	1,275	1,266
[5]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/30	1,345	1,335
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.210%	7/15/27	1,400	1,397
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/28	875	875
[5]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/30	875	869
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	10/15/27	440	442
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/28	1,640	1,648
[5]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/30	1,220	1,238
[5]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/28	2,860	2,887
[5]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/28	1,540	1,550
[5]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/31	3,980	4,008
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/28	4,250	4,299
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/29	2,450	2,490

26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/31	4,400	4,476
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	2,850	2,892
[5]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/29	650	663
[5]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/48	5,975	5,567
[5]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	10,725	10,481
[5]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	5,275	5,367
[5]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	11,050	11,338
[5]	Toyota Auto Receivables Owner Trust Series 2020-A	1.680%	5/15/25	1,104	1,103
[5]	Toyota Auto Receivables Owner Trust Series 2020-D	0.470%	1/15/26	612	600
[5]	Toyota Auto Receivables Owner Trust Series 2021-A	0.260%	5/15/25	472	467
[5]	Toyota Auto Receivables Owner Trust Series 2021-A	0.390%	6/15/26	1,100	1,055
[5]	Toyota Auto Receivables Owner Trust Series 2021-B	0.260%	11/17/25	6,955	6,797
[5]	Toyota Auto Receivables Owner Trust Series 2021-B	0.530%	10/15/26	2,125	2,000
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.430%	1/15/26	3,487	3,395
[5]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	1,300	1,217
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	0.710%	4/15/26	2,105	2,043
[5]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	950	886
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	2.930%	9/15/26	3,850	3,774
[5]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	875	844
[5]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/27	3,200	3,152
[5]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	525	512
[5]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	2,775	2,760
[5]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	1,075	1,066
[5]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	3,350	3,347
[5]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	1,300	1,299
[5]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/28	3,525	3,555
[5]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	825	833
[5]	Toyota Auto Receivables Owner Trust Series 2023-D	5.540%	8/15/28	3,400	3,466
[5]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/29	2,650	2,722
[5]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/50	7,950	7,423
[5]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/50	3,400	3,108
[5]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/50	5,850	5,488
[5]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/50	1,550	1,373
[5]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/50	7,325	6,772
[5]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/50	2,900	2,663
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/50	4,282	4,001
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/50	5,875	5,463
[5]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/50	2,594	2,315
[5]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/50	3,950	3,622
[5]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	5,700	5,255
[5]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/50	3,000	2,767
[5]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/51	4,901	4,630
[5]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/51	2,500	2,351
[5]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/51	3,250	2,996
[5]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/51	12,275	11,511
[5]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/51	8,250	7,846
[5]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/51	1,550	1,446
[5]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/51	10,265	9,663
[5]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/51	4,000	3,654
[5]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/51	9,825	9,314
[5]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/51	1,750	1,617
[5]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/51	10,250	9,653
[5]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/51	9,375	8,917
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/52	4,200	3,789
[5]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/52	1,250	1,116
[5]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/52	4,910	4,285
[5]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/52	2,850	2,457
[5]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/52	1,700	1,453
[5]	Verizon Master Trust Series 2021-1	0.500%	5/20/27	28,975	28,422
[5]	Verizon Master Trust Series 2021-2	0.990%	4/20/28	17,700	17,102
[5]	Verizon Master Trust Series 2022-2	1.530%	7/20/28	7,050	6,789
[5]	Verizon Master Trust Series 2022-4	3.400%	11/20/28	9,800	9,544
[5]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	5,925	5,842
[5]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	10,700	10,649
[5]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	4,550	4,543
[5]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	9,870	9,991
[5]	Verizon Master Trust Series 2023-5	5.610%	9/8/28	2,200	2,207
[5]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	2,850	2,928
[5]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/26	6,640	6,731
[5]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	2,660	2,688

27

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.020%	6/22/26	4,118	4,009
[5]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	850	802
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	2,625	2,639
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	725	730
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/28	2,850	2,914
[5]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/30	2,200	2,267
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.477%	8/15/50	29	29
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	3.817%	8/15/50	12,090	11,944
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC16	4.020%	8/15/50	400	392
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.244%	12/15/47	239	235
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.405%	12/15/47	3,725	3,622
[5]	Wells Fargo Commercial Mortgage Trust Series 2014-LC18	3.808%	12/15/47	10,875	10,415
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	2.991%	2/15/48	739	728
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.166%	2/15/48	2,075	2,014
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C26	3.580%	2/15/48	1,500	1,432
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.540%	5/15/48	7,707	7,442
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C28	3.872%	5/15/48	1,040	979
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.400%	6/15/48	941	925
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C29	3.637%	6/15/48	1,250	1,211
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.411%	9/15/58	932	901
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	3,015	2,915
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-C31	3.695%	11/15/48	2,861	2,754
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	2.978%	4/15/50	281	277
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.184%	4/15/50	4,535	4,379
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC20	3.719%	4/15/50	1,900	1,780
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.571%	9/15/58	439	431
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	3.839%	9/15/58	2,000	1,932
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-LC22	4.207%	9/15/58	1,775	1,718
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	2.934%	5/15/48	131	130
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1	3.148%	5/15/48	1,500	1,442
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-NXS2	3.767%	7/15/58	5,000	4,811
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.656%	12/15/48	1,154	1,126
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-P2	3.809%	12/15/48	1,800	1,735
[5]	Wells Fargo Commercial Mortgage Trust Series 2015-SG1	3.789%	9/15/48	7,512	7,265
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/49	8,875	8,241
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/49	1,200	1,075
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.324%	1/15/59	735	721
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	4,200	4,028
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/59	1,450	1,383
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/49	2,900	2,729
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/59	1,899	1,783
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	3.065%	11/15/59	1,450	1,345
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/49	2,900	2,777
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.825%	10/15/49	1,558	1,510
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/49	6,529	6,133
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/59	1,020	973
[5]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/49	455	425
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	16,405	15,413
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/50	4,556	4,024
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/50	7,175	6,701

28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/50	3,900	3,419
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	3,925	3,692
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	5,900	5,569
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/50	1,575	1,456
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	10,150	9,533
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/50	4,815	4,479
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/50	10,000	9,152
[5]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/60	15,275	14,544
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/51	12,250	11,671
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/51	2,125	1,953
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/51	8,200	7,876
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	12,975	12,470
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	10,575	10,041
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	17,050	16,562
[5]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/52	5,175	4,992
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/52	10,675	10,168
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/52	6,075	5,623
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/52	8,750	7,734
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/52	1,610	1,433
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/52	3,775	3,187
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/52	8,225	7,360
[5]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/52	4,985	4,467
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/53	8,735	7,639
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/53	1,565	1,321
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/53	1,990	1,646
[5]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/54	4,650	3,933
[5]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/46	458	438
[5]	WFRBS Commercial Mortgage Trust Series 2013-C15	4.358%	8/15/46	304	292
[5]	WFRBS Commercial Mortgage Trust Series 2013-C18	4.822%	12/15/46	98	97
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.101%	3/15/47	1,126	1,121
[5]	WFRBS Commercial Mortgage Trust Series 2014-C19	4.723%	3/15/47	475	462
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.723%	5/15/47	411	409
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	3.995%	5/15/47	1,150	1,120
[5]	WFRBS Commercial Mortgage Trust Series 2014-C20	4.176%	5/15/47	1,220	1,147
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	1,224	1,213
[5]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.678%	8/15/47	3,000	2,943
[5]	WFRBS Commercial Mortgage Trust Series 2014-C22	3.752%	9/15/57	7,572	7,375
[5]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/57	1,200	1,032
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.636%	10/15/57	265	262
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	3.917%	10/15/57	1,150	1,123
[5]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/57	800	760
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.428%	11/15/47	787	774
[5]	WFRBS Commercial Mortgage Trust Series 2014-C24	3.607%	11/15/47	2,075	2,025
[5]	WFRBS Commercial Mortgage Trust Series 2014-C25	3.631%	11/15/47	5,000	4,893
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	272	271
[5]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.351%	3/15/47	1,840	1,817
[5]	World Omni Auto Receivables Trust Series 2020-B	0.630%	5/15/25	46	46
[5]	World Omni Auto Receivables Trust Series 2020-B	0.820%	1/15/26	425	418
[5]	World Omni Auto Receivables Trust Series 2020-C	0.480%	11/17/25	372	368
[5]	World Omni Auto Receivables Trust Series 2020-C	0.610%	10/15/26	775	748
[5]	World Omni Auto Receivables Trust Series 2021-A	0.300%	1/15/26	715	700
[5]	World Omni Auto Receivables Trust Series 2021-A	0.480%	9/15/26	675	643
[5]	World Omni Auto Receivables Trust Series 2021-B	0.420%	6/15/26	1,907	1,853
[5]	World Omni Auto Receivables Trust Series 2021-C	0.440%	8/17/26	2,442	2,368
[5]	World Omni Auto Receivables Trust Series 2021-C	0.640%	9/15/27	1,500	1,392
[5]	World Omni Auto Receivables Trust Series 2021-D	0.810%	10/15/26	2,942	2,856
[5]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	2,600	2,419
[5]	World Omni Auto Receivables Trust Series 2022-A	1.660%	5/17/27	3,858	3,744

29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	425	399
[5]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/27	3,650	3,580
[5]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	1,300	1,264
[5]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/27	2,125	2,085
[5]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	1,075	1,045
[5]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/28	4,950	4,936
[5]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	1,325	1,320
[5]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/28	3,525	3,517
[5]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	3,450	3,439
[5]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/28	2,200	2,215
[5]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	450	454
[5]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/29	2,200	2,253
[5]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	1,000	1,037
[5]	World Omni Automobile Lease Securitization Trust Series 2021-A	0.500%	11/16/26	464	463
[5]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.070%	9/15/26	3,000	3,000
[5]	World Omni Automobile Lease Securitization Trust Series 2023-A	5.040%	7/17/28	650	651
[5]	World Omni Select Auto Trust Series 2021-A	0.530%	3/15/27	605	593
[5]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/28	4,325	4,349
[5]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/29	2,150	2,163
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,537,278)					6,036,709
Corporate Bonds (26.1%)
Communications (2.2%)
	Alphabet Inc.	0.450%	8/15/25	9,500	8,917
	Alphabet Inc.	1.998%	8/15/26	7,675	7,248
	Alphabet Inc.	0.800%	8/15/27	12,295	10,992
	Alphabet Inc.	1.100%	8/15/30	20,600	17,086
	Alphabet Inc.	1.900%	8/15/40	15,000	10,419
	Alphabet Inc.	2.050%	8/15/50	26,687	16,702
	Alphabet Inc.	2.250%	8/15/60	23,000	14,286
	America Movil SAB de CV	3.625%	4/22/29	7,600	7,183
	America Movil SAB de CV	2.875%	5/7/30	6,200	5,518
	America Movil SAB de CV	4.700%	7/21/32	7,800	7,647
	America Movil SAB de CV	6.375%	3/1/35	8,615	9,601
	America Movil SAB de CV	6.125%	11/15/37	2,850	3,107
	America Movil SAB de CV	6.125%	3/30/40	19,236	20,927
	America Movil SAB de CV	4.375%	7/16/42	10,725	9,681
	America Movil SAB de CV	4.375%	4/22/49	22,780	20,198
	AT&T Inc.	3.875%	1/15/26	13,100	12,836
	AT&T Inc.	5.539%	2/20/26	22,000	22,016
	AT&T Inc.	1.700%	3/25/26	30,900	28,909
	AT&T Inc.	3.800%	2/15/27	17,926	17,493
	AT&T Inc.	4.250%	3/1/27	11,658	11,533
	AT&T Inc.	2.300%	6/1/27	22,330	20,737
	AT&T Inc.	1.650%	2/1/28	37,901	33,751
[5]	AT&T Inc.	4.100%	2/15/28	15,722	15,373
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.350%	3/1/29	36,683	36,215
[5]	AT&T Inc.	4.300%	2/15/30	33,231	32,529
	AT&T Inc.	2.750%	6/1/31	30,160	26,424
	AT&T Inc.	2.250%	2/1/32	16,500	13,652
	AT&T Inc.	2.550%	12/1/33	57,320	46,765
	AT&T Inc.	4.500%	5/15/35	26,975	25,586
	AT&T Inc.	5.250%	3/1/37	11,000	11,053
	AT&T Inc.	4.900%	8/15/37	15,625	15,126
	AT&T Inc.	4.850%	3/1/39	19,600	18,745
	AT&T Inc.	3.500%	6/1/41	50,600	40,215
	AT&T Inc.	4.300%	12/15/42	16,890	14,711
	AT&T Inc.	4.650%	6/1/44	14,105	12,556
	AT&T Inc.	4.350%	6/15/45	15,749	13,626
	AT&T Inc.	4.750%	5/15/46	56,750	51,452
[5]	AT&T Inc.	5.150%	11/15/46	6,241	6,013
	AT&T Inc.	4.500%	3/9/48	20,763	18,189
	AT&T Inc.	4.550%	3/9/49	17,065	14,960
	AT&T Inc.	5.150%	2/15/50	5,000	4,811
	AT&T Inc.	3.650%	6/1/51	31,600	23,851
	AT&T Inc.	3.500%	9/15/53	84,945	61,805
	AT&T Inc.	3.550%	9/15/55	79,900	57,606
	AT&T Inc.	3.800%	12/1/57	77,016	57,327
	AT&T Inc.	3.650%	9/15/59	70,707	50,783
	AT&T Inc.	3.850%	6/1/60	22,790	17,028
	Baidu Inc.	3.075%	4/7/25	800	779
	Baidu Inc.	4.125%	6/30/25	100	98
	Baidu Inc.	1.720%	4/9/26	9,000	8,353
	Baidu Inc.	1.625%	2/23/27	2,033	1,840
	Baidu Inc.	3.625%	7/6/27	5,375	5,155
	Baidu Inc.	4.375%	3/29/28	4,025	3,951
	Baidu Inc.	4.875%	11/14/28	4,365	4,367
	Baidu Inc.	3.425%	4/7/30	4,436	4,034
	Baidu Inc.	2.375%	10/9/30	5,000	4,217
	Baidu Inc.	2.375%	8/23/31	7,400	6,112
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	54,000	55,341
[5]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	5,000	3,840
[5]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	5,500	3,895
	Booking Holdings Inc.	3.650%	3/15/25	7,850	7,731
	Booking Holdings Inc.	3.600%	6/1/26	11,245	11,029
	Booking Holdings Inc.	3.550%	3/15/28	170	164
	Booking Holdings Inc.	4.625%	4/13/30	27,100	27,299
	British Telecommunications plc	5.125%	12/4/28	4,200	4,266
	British Telecommunications plc	9.625%	12/15/30	28,483	35,255
	Charter Communications Operating LLC	4.908%	7/23/25	42,042	41,650
	Charter Communications Operating LLC	6.150%	11/10/26	14,470	14,801
	Charter Communications Operating LLC	3.750%	2/15/28	26,330	24,877
	Charter Communications Operating LLC	4.200%	3/15/28	12,250	11,771
	Charter Communications Operating LLC	2.250%	1/15/29	13,000	11,286
	Charter Communications Operating LLC	5.050%	3/30/29	15,917	15,761
	Charter Communications Operating LLC	2.800%	4/1/31	13,655	11,525
	Charter Communications Operating LLC	2.300%	2/1/32	15,200	12,103
	Charter Communications Operating LLC	4.400%	4/1/33	9,700	8,978
	Charter Communications Operating LLC	6.650%	2/1/34	9,900	10,460
	Charter Communications Operating LLC	6.384%	10/23/35	13,400	13,605

30

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	5.375%	4/1/38	8,925	8,070
Charter Communications Operating LLC	3.500%	6/1/41	15,280	10,803
Charter Communications Operating LLC	3.500%	3/1/42	7,375	5,148
Charter Communications Operating LLC	6.484%	10/23/45	30,034	29,506
Charter Communications Operating LLC	5.375%	5/1/47	23,009	19,627
Charter Communications Operating LLC	5.750%	4/1/48	30,850	27,428
Charter Communications Operating LLC	5.125%	7/1/49	20,300	16,520
Charter Communications Operating LLC	4.800%	3/1/50	42,060	32,737
Charter Communications Operating LLC	3.700%	4/1/51	36,550	23,804
Charter Communications Operating LLC	3.900%	6/1/52	20,700	13,935
Charter Communications Operating LLC	5.250%	4/1/53	5,700	4,787
Charter Communications Operating LLC	6.834%	10/23/55	6,025	6,051
Charter Communications Operating LLC	3.850%	4/1/61	23,000	14,464
Charter Communications Operating LLC	4.400%	12/1/61	17,200	11,894
Charter Communications Operating LLC	3.950%	6/30/62	15,010	9,540
Charter Communications Operating LLC	5.500%	4/1/63	5,675	4,746
Comcast Corp.	3.375%	8/15/25	29,213	28,552
Comcast Corp.	3.950%	10/15/25	37,457	36,974
Comcast Corp.	3.150%	3/1/26	13,800	13,397
Comcast Corp.	2.350%	1/15/27	31,886	29,960
Comcast Corp.	3.300%	2/1/27	19,195	18,530
Comcast Corp.	3.300%	4/1/27	6,000	5,776
Comcast Corp.	3.150%	2/15/28	21,300	20,310
Comcast Corp.	3.550%	5/1/28	7,027	6,784
Comcast Corp.	4.150%	10/15/28	58,406	57,598
Comcast Corp.	4.550%	1/15/29	10,611	10,666
Comcast Corp.	2.650%	2/1/30	21,500	19,345
Comcast Corp.	3.400%	4/1/30	26,955	25,241
Comcast Corp.	4.250%	10/15/30	16,075	15,841
Comcast Corp.	1.950%	1/15/31	15,866	13,383
Comcast Corp.	1.500%	2/15/31	10,100	8,233
Comcast Corp.	5.500%	11/15/32	15,000	15,975
Comcast Corp.	4.250%	1/15/33	18,835	18,295
Comcast Corp.	7.050%	3/15/33	2,200	2,570
Comcast Corp.	4.800%	5/15/33	10,409	10,540
Comcast Corp.	4.200%	8/15/34	5,900	5,639
Comcast Corp.	5.650%	6/15/35	6,890	7,403
Comcast Corp.	4.400%	8/15/35	17,305	16,671
Comcast Corp.	6.500%	11/15/35	2,791	3,188
Comcast Corp.	3.200%	7/15/36	9,475	7,972
Comcast Corp.	6.450%	3/15/37	8,723	9,948
Comcast Corp.	3.900%	3/1/38	11,000	9,842
Comcast Corp.	4.600%	10/15/38	31,065	30,091
Comcast Corp.	3.250%	11/1/39	16,000	12,997
Comcast Corp.	3.750%	4/1/40	20,050	17,251
Comcast Corp.	4.650%	7/15/42	16,000	15,061
Comcast Corp.	4.600%	8/15/45	14,092	13,224
Comcast Corp.	3.400%	7/15/46	14,423	11,190
Comcast Corp.	4.000%	8/15/47	12,675	10,704
Comcast Corp.	3.969%	11/1/47	25,986	21,844
Comcast Corp.	4.000%	3/1/48	10,725	9,036
Comcast Corp.	4.700%	10/15/48	12,286	11,739
Comcast Corp.	3.999%	11/1/49	33,446	27,989
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	3.450%	2/1/50	15,950	12,263
Comcast Corp.	2.800%	1/15/51	17,225	11,482
Comcast Corp.	2.887%	11/1/51	47,234	31,987
Comcast Corp.	2.450%	8/15/52	14,475	9,022
Comcast Corp.	4.049%	11/1/52	20,932	17,673
Comcast Corp.	5.350%	5/15/53	16,977	17,608
Comcast Corp.	2.937%	11/1/56	68,187	44,947
Comcast Corp.	4.950%	10/15/58	11,739	11,557
Comcast Corp.	2.650%	8/15/62	9,925	6,107
Comcast Corp.	2.987%	11/1/63	37,622	24,310
Comcast Corp.	5.500%	5/15/64	19,855	20,929
Deutsche Telekom International Finance BV	8.750%	6/15/30	47,657	57,450
Deutsche Telekom International Finance BV	9.250%	6/1/32	1,000	1,298
Discovery Communications LLC	3.450%	3/15/25	7,161	6,979
Discovery Communications LLC	3.950%	6/15/25	4,768	4,657
Discovery Communications LLC	4.900%	3/11/26	9,000	8,979
Discovery Communications LLC	3.950%	3/20/28	28,714	27,351
Discovery Communications LLC	4.125%	5/15/29	9,900	9,391
Discovery Communications LLC	3.625%	5/15/30	8,650	7,850
Discovery Communications LLC	5.000%	9/20/37	5,350	4,797
Discovery Communications LLC	6.350%	6/1/40	8,215	8,239
Discovery Communications LLC	4.875%	4/1/43	11,665	9,740
Discovery Communications LLC	5.200%	9/20/47	4,854	4,189
Discovery Communications LLC	5.300%	5/15/49	8,485	7,332
Discovery Communications LLC	4.650%	5/15/50	10,535	8,484
Discovery Communications LLC	4.000%	9/15/55	14,685	10,445
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,095
Electronic Arts Inc.	1.850%	2/15/31	8,500	7,096
Electronic Arts Inc.	2.950%	2/15/51	8,500	6,006
Expedia Group Inc.	5.000%	2/15/26	8,955	8,957
Expedia Group Inc.	4.625%	8/1/27	7,000	6,981
Expedia Group Inc.	3.800%	2/15/28	7,958	7,663
Expedia Group Inc.	3.250%	2/15/30	14,355	13,164
Expedia Group Inc.	2.950%	3/15/31	6,642	5,865
FactSet Research Systems Inc.	2.900%	3/1/27	2,000	1,883
FactSet Research Systems Inc.	3.450%	3/1/32	5,500	4,941
Fox Corp.	3.050%	4/7/25	21,105	20,550
Fox Corp.	4.709%	1/25/29	21,325	21,221
Fox Corp.	3.500%	4/8/30	6,648	6,135
Fox Corp.	6.500%	10/13/33	15,000	16,242
Fox Corp.	5.476%	1/25/39	15,500	15,116
Fox Corp.	5.576%	1/25/49	16,820	16,168
Grupo Televisa SAB	8.500%	3/11/32	275	322
Grupo Televisa SAB	6.625%	1/15/40	4,845	5,086
Grupo Televisa SAB	5.000%	5/13/45	22,660	19,436
Grupo Televisa SAB	6.125%	1/31/46	4,800	4,792
Grupo Televisa SAB	5.250%	5/24/49	7,000	6,252
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,660	4,631
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,825
Interpublic Group of Cos. Inc.	4.750%	3/30/30	5,300	5,217
Interpublic Group of Cos. Inc.	2.400%	3/1/31	6,300	5,334
Interpublic Group of Cos. Inc.	3.375%	3/1/41	5,000	3,811
Interpublic Group of Cos. Inc.	5.400%	10/1/48	4,300	4,075
Koninklijke KPN NV	8.375%	10/1/30	5,000	5,888
Meta Platforms Inc.	3.500%	8/15/27	10,000	9,733
Meta Platforms Inc.	4.600%	5/15/28	15,800	16,044
Meta Platforms Inc.	4.800%	5/15/30	10,611	10,873
Meta Platforms Inc.	3.850%	8/15/32	36,000	34,236
Meta Platforms Inc.	4.950%	5/15/33	19,000	19,605
Meta Platforms Inc.	4.450%	8/15/52	28,900	26,593
Meta Platforms Inc.	5.600%	5/15/53	26,527	28,800
Meta Platforms Inc.	4.650%	8/15/62	15,700	14,652
Meta Platforms Inc.	5.750%	5/15/63	18,569	20,355
NBCUniversal Media LLC	4.450%	1/15/43	12,500	11,444
Netflix Inc.	4.375%	11/15/26	21,587	21,484

31

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Netflix Inc.	4.875%	4/15/28	30,152	30,520
	Netflix Inc.	5.875%	11/15/28	12,153	12,838
	Netflix Inc.	6.375%	5/15/29	3,986	4,338
[7]	Netflix Inc.	5.375%	11/15/29	6,600	6,817
[7]	Netflix Inc.	4.875%	6/15/30	9,000	9,101
	Omnicom Group Inc.	3.600%	4/15/26	14,726	14,354
	Omnicom Group Inc.	2.450%	4/30/30	9,663	8,402
	Omnicom Group Inc.	4.200%	6/1/30	4,900	4,748
	Omnicom Group Inc.	2.600%	8/1/31	8,000	6,874
	Orange SA	9.000%	3/1/31	26,215	32,402
	Orange SA	5.375%	1/13/42	11,690	11,912
	Orange SA	5.500%	2/6/44	9,815	10,203
	Paramount Global	2.900%	1/15/27	17,869	16,553
	Paramount Global	3.375%	2/15/28	4,150	3,793
	Paramount Global	3.700%	6/1/28	12,745	11,772
	Paramount Global	4.200%	6/1/29	4,000	3,742
	Paramount Global	4.950%	1/15/31	20,150	19,132
	Paramount Global	4.200%	5/19/32	10,670	9,540
	Paramount Global	5.500%	5/15/33	5,200	4,928
	Paramount Global	6.875%	4/30/36	10,910	11,077
	Paramount Global	5.900%	10/15/40	3,375	3,060
	Paramount Global	4.850%	7/1/42	5,293	4,242
	Paramount Global	4.375%	3/15/43	15,440	11,466
	Paramount Global	5.850%	9/1/43	15,499	13,981
	Paramount Global	5.250%	4/1/44	800	655
	Paramount Global	4.900%	8/15/44	10,115	8,036
	Paramount Global	4.600%	1/15/45	6,400	4,876
	Paramount Global	4.950%	5/19/50	10,000	8,114
	Rogers Communications Inc.	2.950%	3/15/25	10,000	9,719
	Rogers Communications Inc.	3.625%	12/15/25	6,435	6,249
	Rogers Communications Inc.	2.900%	11/15/26	1,500	1,423
	Rogers Communications Inc.	3.200%	3/15/27	11,000	10,496
	Rogers Communications Inc.	3.800%	3/15/32	21,100	19,434
	Rogers Communications Inc.	7.500%	8/15/38	300	347
	Rogers Communications Inc.	4.500%	3/15/42	16,100	14,238
	Rogers Communications Inc.	4.500%	3/15/43	7,615	6,742
	Rogers Communications Inc.	5.450%	10/1/43	4,000	3,880
	Rogers Communications Inc.	5.000%	3/15/44	10,000	9,373
	Rogers Communications Inc.	4.300%	2/15/48	7,850	6,551
	Rogers Communications Inc.	4.350%	5/1/49	11,050	9,356
	Rogers Communications Inc.	3.700%	11/15/49	6,151	4,664
	Rogers Communications Inc.	4.550%	3/15/52	21,900	19,137
	Sprint Capital Corp.	6.875%	11/15/28	14,417	15,629
	Sprint Capital Corp.	8.750%	3/15/32	27,884	34,408
	Sprint LLC	7.625%	2/15/25	13,044	13,275
	Sprint LLC	7.625%	3/1/26	10,000	10,444
	Take-Two Interactive Software Inc.	3.550%	4/14/25	4,000	3,917
	Take-Two Interactive Software Inc.	5.000%	3/28/26	14,500	14,550
	Take-Two Interactive Software Inc.	3.700%	4/14/27	4,000	3,875
	Take-Two Interactive Software Inc.	4.950%	3/28/28	7,300	7,359
	Take-Two Interactive Software Inc.	4.000%	4/14/32	3,540	3,367
	TCI Communications Inc.	7.875%	2/15/26	4,775	5,071
	TCI Communications Inc.	7.125%	2/15/28	725	793
	Telefonica Emisiones SA	4.103%	3/8/27	15,575	15,267
	Telefonica Emisiones SA	7.045%	6/20/36	20,699	23,435
	Telefonica Emisiones SA	4.665%	3/6/38	12,770	11,689
	Telefonica Emisiones SA	5.213%	3/8/47	24,482	22,776
	Telefonica Emisiones SA	4.895%	3/6/48	21,481	18,992
	Telefonica Emisiones SA	5.520%	3/1/49	19,095	18,479
	Telefonica Europe BV	8.250%	9/15/30	8,362	9,808
	TELUS Corp.	2.800%	2/16/27	8,525	8,036
	TELUS Corp.	3.400%	5/13/32	10,700	9,538
	TELUS Corp.	4.300%	6/15/49	5,995	5,022
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tencent Music Entertainment Group	2.000%	9/3/30	5,630	4,564
	Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,112
	Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,171
	Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,273
	Thomson Reuters Corp.	5.650%	11/23/43	2,750	2,745
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	6,275	7,295
	Time Warner Cable LLC	6.550%	5/1/37	20,905	20,611
	Time Warner Cable LLC	7.300%	7/1/38	16,248	16,842
	Time Warner Cable LLC	6.750%	6/15/39	19,779	19,690
	Time Warner Cable LLC	5.875%	11/15/40	15,510	14,109
	Time Warner Cable LLC	5.500%	9/1/41	12,070	10,594
	Time Warner Cable LLC	4.500%	9/15/42	13,586	10,733
	T-Mobile USA Inc.	3.500%	4/15/25	30,500	29,869
	T-Mobile USA Inc.	1.500%	2/15/26	10,073	9,383
	T-Mobile USA Inc.	2.250%	2/15/26	10,939	10,370
	T-Mobile USA Inc.	2.625%	4/15/26	5,717	5,440
	T-Mobile USA Inc.	3.750%	4/15/27	53,247	51,671
	T-Mobile USA Inc.	5.375%	4/15/27	3,811	3,825
	T-Mobile USA Inc.	4.750%	2/1/28	12,640	12,591
	T-Mobile USA Inc.	2.050%	2/15/28	23,929	21,597
	T-Mobile USA Inc.	4.950%	3/15/28	7,665	7,783
	T-Mobile USA Inc.	4.800%	7/15/28	49,000	49,393
	T-Mobile USA Inc.	2.625%	2/15/29	7,655	6,895
	T-Mobile USA Inc.	2.400%	3/15/29	3,000	2,690
	T-Mobile USA Inc.	3.375%	4/15/29	12,145	11,284
	T-Mobile USA Inc.	3.875%	4/15/30	82,741	78,553
	T-Mobile USA Inc.	2.550%	2/15/31	32,874	28,300
	T-Mobile USA Inc.	2.875%	2/15/31	10,328	9,095
	T-Mobile USA Inc.	3.500%	4/15/31	23,035	21,070
	T-Mobile USA Inc.	2.250%	11/15/31	10,000	8,321
	T-Mobile USA Inc.	2.700%	3/15/32	12,446	10,620
	T-Mobile USA Inc.	5.200%	1/15/33	13,712	14,049
	T-Mobile USA Inc.	5.050%	7/15/33	36,783	37,100
	T-Mobile USA Inc.	4.375%	4/15/40	32,252	29,198
	T-Mobile USA Inc.	3.000%	2/15/41	36,664	27,484
	T-Mobile USA Inc.	4.500%	4/15/50	40,880	36,192
	T-Mobile USA Inc.	3.300%	2/15/51	42,337	30,666
	T-Mobile USA Inc.	3.400%	10/15/52	34,567	25,243
	T-Mobile USA Inc.	5.650%	1/15/53	13,235	13,814
	T-Mobile USA Inc.	5.750%	1/15/54	13,263	14,073
	T-Mobile USA Inc.	3.600%	11/15/60	22,900	16,745
	T-Mobile USA Inc.	5.800%	9/15/62	3,915	4,189
[5]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	5,800	5,649
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	15,626	15,113
[5]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	20,720	19,391
[5]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	240
[5]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	5,223	6,110
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	4,310	3,962
[5]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	11,701	10,498
[5]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	8,195	6,938
[5]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	6,000	5,358
[5]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	3,000	2,205
	VeriSign Inc.	2.700%	6/15/31	6,000	5,148
	Verizon Communications Inc.	3.376%	2/15/25	13,000	12,761
	Verizon Communications Inc.	0.850%	11/20/25	18,525	17,224
	Verizon Communications Inc.	1.450%	3/20/26	19,500	18,162
	Verizon Communications Inc.	2.625%	8/15/26	15,525	14,792
	Verizon Communications Inc.	4.125%	3/16/27	26,725	26,345
	Verizon Communications Inc.	3.000%	3/22/27	15,821	15,043
	Verizon Communications Inc.	2.100%	3/22/28	58,246	52,657
	Verizon Communications Inc.	4.329%	9/21/28	47,971	47,479
	Verizon Communications Inc.	4.016%	12/3/29	41,471	40,124
	Verizon Communications Inc.	3.150%	3/22/30	37,595	34,390
	Verizon Communications Inc.	1.500%	9/18/30	7,500	6,183
	Verizon Communications Inc.	1.680%	10/30/30	16,168	13,321

32

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	1.750%	1/20/31	22,075	18,168
Verizon Communications Inc.	2.550%	3/21/31	45,000	38,809
Verizon Communications Inc.	2.355%	3/15/32	52,350	43,581
Verizon Communications Inc.	5.050%	5/9/33	20,611	21,048
Verizon Communications Inc.	4.500%	8/10/33	36,244	35,366
Verizon Communications Inc.	4.400%	11/1/34	32,782	31,571
Verizon Communications Inc.	4.272%	1/15/36	14,971	14,099
Verizon Communications Inc.	5.250%	3/16/37	12,739	13,263
Verizon Communications Inc.	4.812%	3/15/39	17,935	17,347
Verizon Communications Inc.	2.650%	11/20/40	34,500	24,880
Verizon Communications Inc.	3.400%	3/22/41	41,825	33,389
Verizon Communications Inc.	2.850%	9/3/41	10,600	7,846
Verizon Communications Inc.	4.750%	11/1/41	6,200	6,027
Verizon Communications Inc.	3.850%	11/1/42	5,000	4,202
Verizon Communications Inc.	4.125%	8/15/46	14,730	12,661
Verizon Communications Inc.	4.862%	8/21/46	24,004	22,932
Verizon Communications Inc.	4.522%	9/15/48	17,555	16,014
Verizon Communications Inc.	4.000%	3/22/50	13,350	11,083
Verizon Communications Inc.	2.875%	11/20/50	28,400	19,350
Verizon Communications Inc.	3.550%	3/22/51	63,000	48,604
Verizon Communications Inc.	2.987%	10/30/56	51,505	34,272
Verizon Communications Inc.	3.000%	11/20/60	21,000	13,798
Verizon Communications Inc.	3.700%	3/22/61	43,300	33,142
Vodafone Group plc	4.125%	5/30/25	16,425	16,222
Vodafone Group plc	4.375%	5/30/28	6,499	6,489
Vodafone Group plc	7.875%	2/15/30	1,163	1,334
Vodafone Group plc	6.250%	11/30/32	4,145	4,516
Vodafone Group plc	6.150%	2/27/37	10,636	11,516
Vodafone Group plc	4.375%	2/19/43	8,255	7,206
Vodafone Group plc	5.250%	5/30/48	5,333	5,203
Vodafone Group plc	4.875%	6/19/49	18,749	17,010
Vodafone Group plc	4.250%	9/17/50	22,915	19,079
Vodafone Group plc	5.625%	2/10/53	22,910	23,196
Vodafone Group plc	5.125%	6/19/59	5,750	5,248
Vodafone Group plc	5.750%	2/10/63	5,000	5,084
Walt Disney Co.	3.350%	3/24/25	18,990	18,643
Walt Disney Co.	3.700%	10/15/25	8,810	8,658
Walt Disney Co.	1.750%	1/13/26	19,250	18,217
Walt Disney Co.	3.375%	11/15/26	11,225	10,899
Walt Disney Co.	3.700%	3/23/27	12,000	11,820
Walt Disney Co.	2.200%	1/13/28	15,400	14,261
Walt Disney Co.	2.000%	9/1/29	20,517	18,225
Walt Disney Co.	3.800%	3/22/30	9,585	9,312
Walt Disney Co.	2.650%	1/13/31	22,775	20,275
Walt Disney Co.	6.550%	3/15/33	7,415	8,579
Walt Disney Co.	6.200%	12/15/34	9,795	11,084
Walt Disney Co.	6.400%	12/15/35	12,647	14,491
Walt Disney Co.	6.150%	3/1/37	14,708	16,329
Walt Disney Co.	6.650%	11/15/37	6,876	8,081
Walt Disney Co.	4.625%	3/23/40	7,010	6,834
Walt Disney Co.	3.500%	5/13/40	26,033	21,966
Walt Disney Co.	5.400%	10/1/43	6,633	6,954
Walt Disney Co.	4.750%	9/15/44	12,795	12,344
Walt Disney Co.	4.950%	10/15/45	2,050	2,014
Walt Disney Co.	4.750%	11/15/46	6,268	6,012
Walt Disney Co.	2.750%	9/1/49	20,900	14,363
Walt Disney Co.	4.700%	3/23/50	12,145	11,820
Walt Disney Co.	3.600%	1/13/51	35,761	28,774
Walt Disney Co.	3.800%	5/13/60	10,783	8,783
Warnermedia Holdings Inc.	3.638%	3/15/25	18,000	17,621
Warnermedia Holdings Inc.	3.788%	3/15/25	12,000	11,752
Warnermedia Holdings Inc.	3.755%	3/15/27	42,000	40,254
Warnermedia Holdings Inc.	4.054%	3/15/29	16,090	15,257
Warnermedia Holdings Inc.	4.279%	3/15/32	67,000	61,296
Warnermedia Holdings Inc.	5.050%	3/15/42	47,000	41,439
Warnermedia Holdings Inc.	5.141%	3/15/52	89,500	77,009
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warnermedia Holdings Inc.	5.391%	3/15/62	30,800	26,488
	Weibo Corp.	3.375%	7/8/30	8,565	7,363
					6,076,109
Consumer Discretionary (1.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	34,610	32,811
	Alibaba Group Holding Ltd.	2.125%	2/9/31	16,378	13,563
	Alibaba Group Holding Ltd.	4.500%	11/28/34	7,710	7,236
	Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	9,270
	Alibaba Group Holding Ltd.	2.700%	2/9/41	12,140	8,311
	Alibaba Group Holding Ltd.	4.200%	12/6/47	19,225	15,696
	Alibaba Group Holding Ltd.	3.150%	2/9/51	16,144	10,712
	Alibaba Group Holding Ltd.	4.400%	12/6/57	10,575	8,598
	Alibaba Group Holding Ltd.	3.250%	2/9/61	10,254	6,479
	Amazon.com Inc.	3.800%	12/5/24	5,049	4,997
	Amazon.com Inc.	3.000%	4/13/25	11,000	10,773
	Amazon.com Inc.	0.800%	6/3/25	10,160	9,629
	Amazon.com Inc.	4.600%	12/1/25	15,945	16,002
	Amazon.com Inc.	5.200%	12/3/25	11,460	11,600
	Amazon.com Inc.	1.000%	5/12/26	24,000	22,178
	Amazon.com Inc.	3.300%	4/13/27	16,585	16,106
	Amazon.com Inc.	1.200%	6/3/27	24,193	21,819
	Amazon.com Inc.	3.150%	8/22/27	35,883	34,484
	Amazon.com Inc.	4.550%	12/1/27	15,000	15,221
	Amazon.com Inc.	1.650%	5/12/28	19,000	17,107
	Amazon.com Inc.	3.450%	4/13/29	25,000	24,221
	Amazon.com Inc.	4.650%	12/1/29	12,915	13,248
	Amazon.com Inc.	2.100%	5/12/31	32,500	28,031
	Amazon.com Inc.	3.600%	4/13/32	25,885	24,641
	Amazon.com Inc.	4.700%	12/1/32	26,240	26,959
	Amazon.com Inc.	4.800%	12/5/34	11,870	12,285
	Amazon.com Inc.	3.875%	8/22/37	53,621	49,769
	Amazon.com Inc.	2.875%	5/12/41	35,500	27,883
	Amazon.com Inc.	4.950%	12/5/44	5,136	5,301
	Amazon.com Inc.	4.050%	8/22/47	26,830	24,197
	Amazon.com Inc.	2.500%	6/3/50	29,200	19,454
	Amazon.com Inc.	3.100%	5/12/51	33,540	25,069
	Amazon.com Inc.	3.950%	4/13/52	29,720	26,052
	Amazon.com Inc.	4.250%	8/22/57	17,925	16,530
	Amazon.com Inc.	2.700%	6/3/60	23,550	15,605
	Amazon.com Inc.	3.250%	5/12/61	19,750	14,535
	Amazon.com Inc.	4.100%	4/13/62	15,390	13,608
[5]	American Honda Finance Corp.	4.600%	4/17/25	13,220	13,182
[5]	American Honda Finance Corp.	1.200%	7/8/25	5,000	4,743
[5]	American Honda Finance Corp.	1.000%	9/10/25	6,000	5,642
[5]	American Honda Finance Corp.	5.250%	7/7/26	18,500	18,830
[5]	American Honda Finance Corp.	2.300%	9/9/26	3,700	3,500
[5]	American Honda Finance Corp.	2.350%	1/8/27	4,300	4,039
[5]	American Honda Finance Corp.	2.000%	3/24/28	7,700	6,981
[5]	American Honda Finance Corp.	5.125%	7/7/28	12,938	13,348
	American Honda Finance Corp.	5.650%	11/15/28	7,265	7,607
[5]	American Honda Finance Corp.	2.250%	1/12/29	2,650	2,394
	American Honda Finance Corp.	4.600%	4/17/30	14,900	14,906
[5]	American Honda Finance Corp.	1.800%	1/13/31	11,400	9,643
[5]	American University	3.672%	4/1/49	4,830	3,922
	Aptiv plc	4.350%	3/15/29	1,400	1,366
	Aptiv plc	3.250%	3/1/32	7,315	6,467
	Aptiv plc	4.400%	10/1/46	4,825	3,904
	Aptiv plc	5.400%	3/15/49	3,890	3,627
	Aptiv plc	3.100%	12/1/51	14,080	9,193
	Aptiv plc	4.150%	5/1/52	9,775	7,747
	AutoNation Inc.	4.500%	10/1/25	9,905	9,704
	AutoNation Inc.	3.800%	11/15/27	6,075	5,703
	AutoNation Inc.	2.400%	8/1/31	2,900	2,336
	AutoNation Inc.	3.850%	3/1/32	15,000	13,355
	AutoZone Inc.	3.250%	4/15/25	8,519	8,320
	AutoZone Inc.	3.625%	4/15/25	9,220	9,053
	AutoZone Inc.	3.125%	4/21/26	5,200	5,003

33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	5.050%	7/15/26	5,610	5,640
	AutoZone Inc.	3.750%	6/1/27	5,600	5,439
	AutoZone Inc.	4.500%	2/1/28	5,000	4,973
	AutoZone Inc.	6.250%	11/1/28	4,000	4,252
	AutoZone Inc.	3.750%	4/18/29	9,657	9,229
	AutoZone Inc.	4.000%	4/15/30	15,250	14,660
	AutoZone Inc.	1.650%	1/15/31	10,138	8,241
	AutoZone Inc.	4.750%	8/1/32	12,000	11,890
	AutoZone Inc.	4.750%	2/1/33	5,000	4,930
	AutoZone Inc.	5.200%	8/1/33	4,000	4,072
	Best Buy Co. Inc.	4.450%	10/1/28	9,000	8,952
	BorgWarner Inc.	2.650%	7/1/27	1,000	927
	BorgWarner Inc.	4.375%	3/15/45	4,115	3,401
[5]	Brown University	2.924%	9/1/50	6,815	4,947
	Brunswick Corp.	2.400%	8/18/31	9,580	7,732
	Brunswick Corp.	5.100%	4/1/52	4,375	3,423
[5]	California Endowment	2.498%	4/1/51	3,776	2,448
	California Institute of Technology	4.321%	8/1/45	1,606	1,482
	California Institute of Technology	4.700%	11/1/11	5,575	5,000
	California Institute of Technology	3.650%	9/1/19	5,204	3,701
[5]	Case Western Reserve University	5.405%	6/1/22	3,775	3,775
	Choice Hotels International Inc.	3.700%	1/15/31	2,650	2,284
	Claremont Mckenna College	3.775%	1/1/22	3,475	2,391
	Darden Restaurants Inc.	3.850%	5/1/27	4,275	4,137
	Darden Restaurants Inc.	4.550%	2/15/48	3,850	3,269
	Dick's Sporting Goods Inc.	3.150%	1/15/32	7,200	6,133
	Dick's Sporting Goods Inc.	4.100%	1/15/52	10,000	7,159
	DR Horton Inc.	2.600%	10/15/25	4,410	4,229
	DR Horton Inc.	1.400%	10/15/27	2,000	1,781
[5]	Duke University	2.682%	10/1/44	5,500	4,108
[5]	Duke University	2.757%	10/1/50	3,575	2,516
[5]	Duke University	2.832%	10/1/55	10,675	7,324
	eBay Inc.	1.900%	3/11/25	15,879	15,271
	eBay Inc.	5.900%	11/22/25	5,000	5,086
	eBay Inc.	1.400%	5/10/26	7,900	7,319
	eBay Inc.	3.600%	6/5/27	10,250	9,919
	eBay Inc.	2.700%	3/11/30	25,295	22,533
	eBay Inc.	2.600%	5/10/31	7,900	6,887
	eBay Inc.	6.300%	11/22/32	5,000	5,509
	eBay Inc.	4.000%	7/15/42	7,336	6,107
	eBay Inc.	3.650%	5/10/51	10,325	7,893
[5]	Emory University	2.143%	9/1/30	6,300	5,434
[5]	Emory University	2.969%	9/1/50	4,300	3,078
[5]	Ford Foundation	2.415%	6/1/50	2,745	1,794
[5]	Ford Foundation	2.815%	6/1/70	8,638	5,523
	Ford Motor Co.	9.625%	4/22/30	1,800	2,120
	Ford Motor Co.	7.450%	7/16/31	3,408	3,713
	Ford Motor Co.	3.250%	2/12/32	43,921	36,540
	Ford Motor Co.	6.100%	8/19/32	5,875	5,927
	Ford Motor Co.	4.750%	1/15/43	27,223	22,488
	Ford Motor Co.	7.400%	11/1/46	1,805	1,967
	Ford Motor Co.	5.291%	12/8/46	15,507	13,701
	Ford Motor Credit Co. LLC	5.125%	6/16/25	7,500	7,410
	Ford Motor Credit Co. LLC	4.134%	8/4/25	13,082	12,719
	Ford Motor Credit Co. LLC	3.375%	11/13/25	4,250	4,066
	Ford Motor Credit Co. LLC	4.542%	8/1/26	8,161	7,910
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,321	5,856
	Ford Motor Credit Co. LLC	4.271%	1/9/27	3,793	3,641
	Ford Motor Credit Co. LLC	4.950%	5/28/27	3,831	3,740
	Ford Motor Credit Co. LLC	4.125%	8/17/27	12,268	11,630
	Ford Motor Credit Co. LLC	3.815%	11/2/27	3,161	2,949
	Ford Motor Credit Co. LLC	7.350%	11/4/27	6,321	6,660
	Ford Motor Credit Co. LLC	2.900%	2/16/28	10,661	9,569
	Ford Motor Credit Co. LLC	6.800%	5/12/28	6,321	6,603
	Ford Motor Credit Co. LLC	6.798%	11/7/28	25,000	26,160
	Ford Motor Credit Co. LLC	2.900%	2/10/29	3,161	2,770
	Ford Motor Credit Co. LLC	5.113%	5/3/29	26,266	25,562
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	7.350%	3/6/30	22,045	23,648
	Ford Motor Credit Co. LLC	7.200%	6/10/30	2,347	2,501
	Ford Motor Credit Co. LLC	4.000%	11/13/30	7,409	6,641
	Ford Motor Credit Co. LLC	3.625%	6/17/31	2,035	1,754
	Ford Motor Credit Co. LLC	7.122%	11/7/33	22,353	24,080
	Fortune Brands Innovations Inc.	4.000%	6/15/25	4,350	4,279
	Fortune Brands Innovations Inc.	3.250%	9/15/29	5,802	5,364
	Fortune Brands Innovations Inc.	4.000%	3/25/32	2,250	2,097
	Fortune Brands Innovations Inc.	5.875%	6/1/33	13,000	13,600
	Fortune Brands Innovations Inc.	4.500%	3/25/52	4,750	4,003
	General Motors Co.	4.000%	4/1/25	11,564	11,365
	General Motors Co.	6.125%	10/1/25	32,763	33,186
	General Motors Co.	4.200%	10/1/27	6,794	6,641
	General Motors Co.	6.800%	10/1/27	10,888	11,550
	General Motors Co.	5.000%	10/1/28	20,371	20,546
	General Motors Co.	5.400%	10/15/29	5,705	5,807
	General Motors Co.	5.600%	10/15/32	16,000	16,361
	General Motors Co.	5.000%	4/1/35	7,731	7,382
	General Motors Co.	6.600%	4/1/36	13,936	14,896
	General Motors Co.	5.150%	4/1/38	9,579	9,061
	General Motors Co.	6.250%	10/2/43	20,970	21,453
	General Motors Co.	5.200%	4/1/45	13,396	12,078
	General Motors Co.	6.750%	4/1/46	19,747	21,204
	General Motors Co.	5.400%	4/1/48	7,275	6,669
	General Motors Co.	5.950%	4/1/49	13,133	12,882
	General Motors Financial Co. Inc.	4.000%	1/15/25	9,278	9,126
	General Motors Financial Co. Inc.	2.900%	2/26/25	13,212	12,825
	General Motors Financial Co. Inc.	3.800%	4/7/25	10,500	10,289
	General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	10,450
	General Motors Financial Co. Inc.	2.750%	6/20/25	5,350	5,149
	General Motors Financial Co. Inc.	4.300%	7/13/25	276	272
	General Motors Financial Co. Inc.	1.250%	1/8/26	10,000	9,254
	General Motors Financial Co. Inc.	5.250%	3/1/26	9,535	9,543
	General Motors Financial Co. Inc.	5.400%	4/6/26	11,985	12,068
	General Motors Financial Co. Inc.	1.500%	6/10/26	8,660	7,940
	General Motors Financial Co. Inc.	4.000%	10/6/26	28,102	27,347
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	17,698
	General Motors Financial Co. Inc.	5.000%	4/9/27	9,134	9,120
	General Motors Financial Co. Inc.	2.700%	8/20/27	8,000	7,378
	General Motors Financial Co. Inc.	3.850%	1/5/28	7,207	6,890
	General Motors Financial Co. Inc.	2.400%	4/10/28	10,000	8,981
	General Motors Financial Co. Inc.	5.800%	6/23/28	17,452	17,941
	General Motors Financial Co. Inc.	5.800%	1/7/29	25,000	25,611
	General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	4,171
	General Motors Financial Co. Inc.	4.300%	4/6/29	18,130	17,489
	General Motors Financial Co. Inc.	3.600%	6/21/30	5,300	4,818
	General Motors Financial Co. Inc.	2.350%	1/8/31	6,900	5,706
	General Motors Financial Co. Inc.	2.700%	6/10/31	24,885	20,877
	General Motors Financial Co. Inc.	3.100%	1/12/32	18,333	15,619
	General Motors Financial Co. Inc.	6.400%	1/9/33	12,000	12,780
	General Motors Financial Co. Inc.	6.100%	1/7/34	25,000	25,709
	Genuine Parts Co.	1.750%	2/1/25	1,500	1,442
	Genuine Parts Co.	1.875%	11/1/30	6,000	4,855
	Genuine Parts Co.	6.875%	11/1/33	7,500	8,331
[5]	George Washington University	4.300%	9/15/44	3,944	3,467
	George Washington University	4.868%	9/15/45	1,742	1,700
[5]	George Washington University	4.126%	9/15/48	11,456	10,207
[5]	Georgetown University	4.315%	4/1/49	4,837	4,293
[5]	Georgetown University	2.943%	4/1/50	3,260	2,262
	Georgetown University	5.115%	4/1/53	1,500	1,553
[5]	Georgetown University	5.215%	10/1/18	2,694	2,585
	GXO Logistics Inc.	1.650%	7/15/26	4,000	3,615
	GXO Logistics Inc.	2.650%	7/15/31	7,000	5,750
	Harley-Davidson Inc.	3.500%	7/28/25	4,000	3,884
	Harley-Davidson Inc.	4.625%	7/28/45	7,485	6,009
	Hasbro Inc.	3.550%	11/19/26	5,000	4,742
	Hasbro Inc.	3.900%	11/19/29	9,500	8,854

34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hasbro Inc.	6.350%	3/15/40	4,625	4,813
	Hasbro Inc.	5.100%	5/15/44	5,413	4,768
	Home Depot Inc.	2.700%	4/15/25	3,000	2,928
	Home Depot Inc.	3.000%	4/1/26	17,400	16,871
	Home Depot Inc.	2.125%	9/15/26	18,853	17,754
	Home Depot Inc.	4.950%	9/30/26	5,500	5,578
	Home Depot Inc.	2.500%	4/15/27	24,813	23,411
	Home Depot Inc.	2.800%	9/14/27	5,480	5,213
	Home Depot Inc.	0.900%	3/15/28	5,000	4,376
	Home Depot Inc.	1.500%	9/15/28	4,000	3,547
	Home Depot Inc.	4.900%	4/15/29	4,000	4,112
	Home Depot Inc.	2.950%	6/15/29	15,455	14,543
	Home Depot Inc.	2.700%	4/15/30	47,495	43,447
	Home Depot Inc.	1.375%	3/15/31	12,200	9,972
	Home Depot Inc.	1.875%	9/15/31	15,900	13,308
	Home Depot Inc.	3.250%	4/15/32	25,000	23,109
	Home Depot Inc.	4.500%	9/15/32	10,000	10,199
	Home Depot Inc.	5.875%	12/16/36	41,031	45,878
	Home Depot Inc.	3.300%	4/15/40	23,650	19,603
	Home Depot Inc.	5.950%	4/1/41	6,215	6,955
	Home Depot Inc.	4.200%	4/1/43	15,212	13,854
	Home Depot Inc.	4.875%	2/15/44	936	928
	Home Depot Inc.	4.400%	3/15/45	4,575	4,252
	Home Depot Inc.	4.250%	4/1/46	6,580	5,956
	Home Depot Inc.	3.900%	6/15/47	13,805	11,871
	Home Depot Inc.	4.500%	12/6/48	20,173	19,062
	Home Depot Inc.	3.125%	12/15/49	36,580	27,259
	Home Depot Inc.	3.350%	4/15/50	25,762	20,029
	Home Depot Inc.	2.375%	3/15/51	9,550	6,065
	Home Depot Inc.	2.750%	9/15/51	13,630	9,332
	Home Depot Inc.	3.625%	4/15/52	19,000	15,422
	Home Depot Inc.	4.950%	9/15/52	14,000	14,191
	Home Depot Inc.	3.500%	9/15/56	8,195	6,449
	Honda Motor Co. Ltd.	2.534%	3/10/27	3,000	2,832
	Honda Motor Co. Ltd.	2.967%	3/10/32	12,000	10,970
[5]	Howard University	5.209%	10/1/52	3,100	2,826
	Hyatt Hotels Corp.	4.850%	3/15/26	3,629	3,600
	Hyatt Hotels Corp.	5.750%	1/30/27	4,000	4,089
	Hyatt Hotels Corp.	4.375%	9/15/28	6,805	6,608
	Hyatt Hotels Corp.	5.750%	4/23/30	7,200	7,455
	JD.com Inc.	3.875%	4/29/26	10,884	10,603
	JD.com Inc.	3.375%	1/14/30	3,300	2,986
	JD.com Inc.	4.125%	1/14/50	3,250	2,537
[5]	Johns Hopkins University	4.705%	7/1/32	7,000	7,147
[5]	Johns Hopkins University	4.083%	7/1/53	5,300	4,695
[5]	Johns Hopkins University	2.813%	1/1/60	325	216
	Lear Corp.	3.800%	9/15/27	3,256	3,139
	Lear Corp.	4.250%	5/15/29	6,850	6,589
	Lear Corp.	3.500%	5/30/30	3,800	3,401
	Lear Corp.	2.600%	1/15/32	4,650	3,798
	Lear Corp.	5.250%	5/15/49	2,890	2,671
	Lear Corp.	3.550%	1/15/52	4,650	3,251
	Leggett & Platt Inc.	3.500%	11/15/27	12,475	11,780
	Leggett & Platt Inc.	3.500%	11/15/51	8,925	6,432
	Leland Stanford Junior University	1.289%	6/1/27	1,075	971
	Leland Stanford Junior University	3.647%	5/1/48	11,840	10,208
	Leland Stanford Junior University	2.413%	6/1/50	4,795	3,212
	Lennar Corp.	4.750%	5/30/25	4,700	4,673
	Lennar Corp.	5.250%	6/1/26	11,888	11,936
	Lennar Corp.	4.750%	11/29/27	15,000	15,001
	Lowe's Cos. Inc.	4.000%	4/15/25	8,697	8,583
	Lowe's Cos. Inc.	4.400%	9/8/25	2,300	2,285
	Lowe's Cos. Inc.	3.375%	9/15/25	14,235	13,894
	Lowe's Cos. Inc.	4.800%	4/1/26	8,000	8,006
	Lowe's Cos. Inc.	2.500%	4/15/26	19,425	18,507
	Lowe's Cos. Inc.	3.350%	4/1/27	5,250	5,060
	Lowe's Cos. Inc.	3.100%	5/3/27	12,618	12,095
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	1.300%	4/15/28	8,725	7,666
	Lowe's Cos. Inc.	1.700%	9/15/28	7,730	6,839
	Lowe's Cos. Inc.	6.500%	3/15/29	267	290
	Lowe's Cos. Inc.	3.650%	4/5/29	23,780	22,924
	Lowe's Cos. Inc.	4.500%	4/15/30	5,255	5,229
	Lowe's Cos. Inc.	1.700%	10/15/30	10,000	8,315
	Lowe's Cos. Inc.	2.625%	4/1/31	26,500	23,225
	Lowe's Cos. Inc.	3.750%	4/1/32	27,250	25,485
	Lowe's Cos. Inc.	5.000%	4/15/33	10,000	10,214
	Lowe's Cos. Inc.	5.150%	7/1/33	16,000	16,447
	Lowe's Cos. Inc.	5.000%	4/15/40	6,775	6,619
	Lowe's Cos. Inc.	2.800%	9/15/41	26,033	19,000
	Lowe's Cos. Inc.	4.250%	9/15/44	541	444
	Lowe's Cos. Inc.	3.700%	4/15/46	10,025	7,927
	Lowe's Cos. Inc.	4.050%	5/3/47	19,622	16,185
	Lowe's Cos. Inc.	4.550%	4/5/49	9,520	8,410
	Lowe's Cos. Inc.	5.125%	4/15/50	4,000	3,858
	Lowe's Cos. Inc.	3.000%	10/15/50	8,468	5,767
	Lowe's Cos. Inc.	3.500%	4/1/51	5,000	3,733
	Lowe's Cos. Inc.	4.250%	4/1/52	26,045	22,078
	Lowe's Cos. Inc.	5.625%	4/15/53	20,000	21,084
	Lowe's Cos. Inc.	5.750%	7/1/53	2,090	2,220
	Lowe's Cos. Inc.	4.450%	4/1/62	16,750	14,196
	Lowe's Cos. Inc.	5.800%	9/15/62	9,000	9,512
	Lowe's Cos. Inc.	5.850%	4/1/63	8,090	8,507
	Magna International Inc.	4.150%	10/1/25	2,775	2,733
	Magna International Inc.	2.450%	6/15/30	5,000	4,377
	Magna International Inc.	5.500%	3/21/33	5,500	5,828
	Marriott International Inc.	3.750%	3/15/25	7,409	7,282
[5]	Marriott International Inc.	5.750%	5/1/25	1,650	1,660
	Marriott International Inc.	3.750%	10/1/25	4,190	4,091
[5]	Marriott International Inc.	3.125%	6/15/26	10,235	9,828
[5]	Marriott International Inc.	4.650%	12/1/28	1,500	1,493
[5]	Marriott International Inc.	4.625%	6/15/30	14,100	13,864
[5]	Marriott International Inc.	2.850%	4/15/31	20,500	17,780
[5]	Marriott International Inc.	3.500%	10/15/32	7,971	7,107
[5]	Marriott International Inc.	2.750%	10/15/33	5,000	4,127
	Masco Corp.	3.500%	11/15/27	8,550	8,118
	Masco Corp.	1.500%	2/15/28	5,000	4,378
	Masco Corp.	7.750%	8/1/29	1,144	1,284
	Masco Corp.	2.000%	10/1/30	3,175	2,625
	Masco Corp.	2.000%	2/15/31	9,000	7,412
	Masco Corp.	4.500%	5/15/47	3,546	3,051
	Masco Corp.	3.125%	2/15/51	7,500	5,255
[5]	Massachusetts Institute of Technology	3.959%	7/1/38	145	131
[5]	Massachusetts Institute of Technology	2.989%	7/1/50	5,580	4,182
[5]	Massachusetts Institute of Technology	2.294%	7/1/51	1,012	643
	Massachusetts Institute of Technology	3.067%	4/1/52	5,300	4,003
	Massachusetts Institute of Technology	5.600%	7/1/11	3,881	4,476
	Massachusetts Institute of Technology	4.678%	7/1/14	14,957	14,477
	Massachusetts Institute of Technology	3.885%	7/1/16	2,265	1,797
	Mattel Inc.	5.450%	11/1/41	3,596	3,220
[5]	McDonald's Corp.	3.375%	5/26/25	11,655	11,428
[5]	McDonald's Corp.	3.300%	7/1/25	6,100	5,964
[5]	McDonald's Corp.	3.700%	1/30/26	22,615	22,241
[5]	McDonald's Corp.	3.500%	3/1/27	8,960	8,724
[5]	McDonald's Corp.	3.500%	7/1/27	9,000	8,748
[5]	McDonald's Corp.	3.800%	4/1/28	11,475	11,194
	McDonald's Corp.	4.800%	8/14/28	7,000	7,131
[5]	McDonald's Corp.	2.625%	9/1/29	13,110	12,000
[5]	McDonald's Corp.	2.125%	3/1/30	11,855	10,361

35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	McDonald's Corp.	3.600%	7/1/30	10,716	10,170
	McDonald's Corp.	4.950%	8/14/33	7,000	7,195
[5]	McDonald's Corp.	4.700%	12/9/35	12,900	12,735
[5]	McDonald's Corp.	6.300%	10/15/37	425	482
[5]	McDonald's Corp.	6.300%	3/1/38	8,053	9,158
[5]	McDonald's Corp.	5.700%	2/1/39	7,793	8,377
[5]	McDonald's Corp.	3.700%	2/15/42	5,375	4,545
[5]	McDonald's Corp.	3.625%	5/1/43	4,300	3,571
[5]	McDonald's Corp.	4.600%	5/26/45	8,860	8,363
[5]	McDonald's Corp.	4.875%	12/9/45	15,500	15,280
[5]	McDonald's Corp.	4.450%	3/1/47	9,890	9,082
[5]	McDonald's Corp.	4.450%	9/1/48	3,736	3,463
[5]	McDonald's Corp.	3.625%	9/1/49	15,344	12,332
[5]	McDonald's Corp.	4.200%	4/1/50	10,000	8,886
[5]	McDonald's Corp.	5.150%	9/9/52	29,000	29,508
	McDonald's Corp.	5.450%	8/14/53	9,000	9,587
	MDC Holdings Inc.	2.500%	1/15/31	4,100	3,363
	MDC Holdings Inc.	6.000%	1/15/43	3,000	2,799
[7]	Mercedes-Benz Finance North America LLC	2.625%	3/10/30	1,000	891
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	8,820	11,058
[7]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	4,000	3,467
	Mohawk Industries Inc.	5.850%	9/18/28	4,000	4,146
	Mohawk Industries Inc.	3.625%	5/15/30	5,625	5,204
	NIKE Inc.	2.400%	3/27/25	9,125	8,872
	NIKE Inc.	2.375%	11/1/26	11,270	10,700
	NIKE Inc.	2.750%	3/27/27	7,374	7,031
	NIKE Inc.	2.850%	3/27/30	17,075	15,703
	NIKE Inc.	3.250%	3/27/40	11,500	9,666
	NIKE Inc.	3.625%	5/1/43	3,025	2,612
	NIKE Inc.	3.875%	11/1/45	2,575	2,268
	NIKE Inc.	3.375%	11/1/46	5,125	4,136
	NIKE Inc.	3.375%	3/27/50	11,000	9,015
[5]	Northeastern University	2.894%	10/1/50	3,140	2,202
[5]	Northwestern University	4.643%	12/1/44	9,550	9,148
[5]	Northwestern University	2.640%	12/1/50	3,000	2,082
[5]	Northwestern University	3.662%	12/1/57	2,100	1,706
	NVR Inc.	3.000%	5/15/30	9,072	8,084
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,482
	O'Reilly Automotive Inc.	5.750%	11/20/26	3,500	3,584
	O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	11,376
	O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,664
	O'Reilly Automotive Inc.	3.900%	6/1/29	4,000	3,863
	O'Reilly Automotive Inc.	4.200%	4/1/30	5,500	5,307
	O'Reilly Automotive Inc.	1.750%	3/15/31	3,125	2,547
	O'Reilly Automotive Inc.	4.700%	6/15/32	10,000	9,896
	Owens Corning	4.200%	12/1/24	6,030	5,957
	Owens Corning	3.400%	8/15/26	2,025	1,952
	Owens Corning	3.950%	8/15/29	4,100	3,910
	Owens Corning	3.875%	6/1/30	4,275	4,017
	Owens Corning	7.000%	12/1/36	1,787	2,053
	Owens Corning	4.300%	7/15/47	8,075	7,126
	Owens Corning	4.400%	1/30/48	4,100	3,570
	President & Fellows of Harvard College	4.875%	10/15/40	3,680	3,736
	President & Fellows of Harvard College	3.150%	7/15/46	6,300	4,926
	President & Fellows of Harvard College	2.517%	10/15/50	6,565	4,453
	President & Fellows of Harvard College	3.745%	11/15/52	5,300	4,599
	President & Fellows of Harvard College	3.300%	7/15/56	3,300	2,516
	PulteGroup Inc.	5.500%	3/1/26	5,550	5,624
	PulteGroup Inc.	5.000%	1/15/27	16,000	16,090
	PulteGroup Inc.	6.375%	5/15/33	8,462	9,253
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PulteGroup Inc.	6.000%	2/15/35	4,000	4,207
	Ralph Lauren Corp.	3.750%	9/15/25	3,850	3,772
	Ralph Lauren Corp.	2.950%	6/15/30	8,000	7,278
[5]	Rockefeller Foundation	2.492%	10/1/50	10,100	6,690
	Ross Stores Inc.	4.600%	4/15/25	6,640	6,590
	Ross Stores Inc.	1.875%	4/15/31	5,000	4,118
	Sands China Ltd.	5.375%	8/8/25	19,450	19,162
	Sands China Ltd.	4.300%	1/8/26	8,675	8,334
	Sands China Ltd.	2.550%	3/8/27	7,600	6,890
	Sands China Ltd.	5.650%	8/8/28	20,600	20,318
	Sands China Ltd.	3.100%	3/8/29	7,100	6,162
	Sands China Ltd.	4.625%	6/18/30	7,600	6,923
	Sands China Ltd.	3.500%	8/8/31	6,525	5,435
	Snap-on Inc.	3.250%	3/1/27	4,475	4,321
	Snap-on Inc.	4.100%	3/1/48	2,600	2,310
	Snap-on Inc.	3.100%	5/1/50	5,225	4,003
	Stanley Black & Decker Inc.	3.400%	3/1/26	4,724	4,570
	Stanley Black & Decker Inc.	4.250%	11/15/28	1,025	1,004
	Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	11,320
	Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	2,872
	Stanley Black & Decker Inc.	4.850%	11/15/48	10,248	9,248
[5]	Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	1,672
	Starbucks Corp.	3.800%	8/15/25	1,354	1,330
	Starbucks Corp.	4.750%	2/15/26	5,000	5,021
	Starbucks Corp.	2.450%	6/15/26	20,813	19,809
	Starbucks Corp.	3.500%	3/1/28	5,575	5,362
	Starbucks Corp.	4.000%	11/15/28	5,100	5,023
	Starbucks Corp.	2.250%	3/12/30	12,000	10,539
	Starbucks Corp.	2.550%	11/15/30	25,718	22,742
	Starbucks Corp.	3.000%	2/14/32	10,000	8,965
	Starbucks Corp.	4.800%	2/15/33	5,500	5,614
	Starbucks Corp.	4.300%	6/15/45	2,535	2,270
	Starbucks Corp.	3.750%	12/1/47	8,500	6,857
	Starbucks Corp.	4.500%	11/15/48	13,801	12,598
	Starbucks Corp.	4.450%	8/15/49	8,000	7,270
	Starbucks Corp.	3.350%	3/12/50	8,000	5,994
	Starbucks Corp.	3.500%	11/15/50	10,700	8,323
	Tapestry Inc.	7.050%	11/27/25	2,000	2,047
	Tapestry Inc.	7.000%	11/27/26	2,500	2,594
[5]	Tapestry Inc.	4.125%	7/15/27	1,496	1,425
	Tapestry Inc.	7.350%	11/27/28	5,200	5,457
	Tapestry Inc.	7.700%	11/27/30	11,100	11,704
[5]	Tapestry Inc.	3.050%	3/15/32	5,000	4,054
	Tapestry Inc.	7.850%	11/27/33	14,000	14,949
	Thomas Jefferson University	3.847%	11/1/57	5,650	4,194
	TJX Cos. Inc.	2.250%	9/15/26	23,275	22,077
	TJX Cos. Inc.	1.150%	5/15/28	7,550	6,616
	TJX Cos. Inc.	3.875%	4/15/30	8,000	7,734
	TJX Cos. Inc.	1.600%	5/15/31	5,600	4,652
	Toll Brothers Finance Corp.	4.350%	2/15/28	9,000	8,795
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,000	937
	Toyota Motor Corp.	1.339%	3/25/26	13,800	12,865
	Toyota Motor Corp.	5.275%	7/13/26	5,570	5,669
	Toyota Motor Corp.	5.118%	7/13/28	5,400	5,603
	Toyota Motor Corp.	3.669%	7/20/28	10,000	9,768
	Toyota Motor Corp.	2.362%	3/25/31	5,000	4,391
	Toyota Motor Corp.	5.123%	7/13/33	4,000	4,312
[5]	Toyota Motor Credit Corp.	1.450%	1/13/25	8,000	7,721
[5]	Toyota Motor Credit Corp.	1.800%	2/13/25	13,580	13,133
[5]	Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	2,970
	Toyota Motor Credit Corp.	3.950%	6/30/25	5,000	4,943
	Toyota Motor Credit Corp.	5.600%	9/11/25	8,750	8,898
[5]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,000	7,481
	Toyota Motor Credit Corp.	5.400%	11/10/25	10,000	10,159
[5]	Toyota Motor Credit Corp.	0.800%	1/9/26	7,000	6,496
	Toyota Motor Credit Corp.	4.450%	5/18/26	8,633	8,620
[5]	Toyota Motor Credit Corp.	1.125%	6/18/26	14,000	12,929

36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Toyota Motor Credit Corp.	5.000%	8/14/26	5,500	5,568
	Toyota Motor Credit Corp.	5.400%	11/20/26	10,210	10,458
[5]	Toyota Motor Credit Corp.	3.200%	1/11/27	7,032	6,782
[5]	Toyota Motor Credit Corp.	1.900%	1/13/27	3,800	3,526
[5]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,277	8,287
[5]	Toyota Motor Credit Corp.	4.550%	9/20/27	5,000	5,041
	Toyota Motor Credit Corp.	5.450%	11/10/27	6,975	7,233
[5]	Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	12,853
[5]	Toyota Motor Credit Corp.	1.900%	4/6/28	7,700	6,991
[5]	Toyota Motor Credit Corp.	5.250%	9/11/28	8,500	8,812
	Toyota Motor Credit Corp.	3.650%	1/8/29	6,960	6,791
[5]	Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,456
[5]	Toyota Motor Credit Corp.	3.375%	4/1/30	10,000	9,404
	Toyota Motor Credit Corp.	4.550%	5/17/30	17,945	18,076
	Toyota Motor Credit Corp.	5.550%	11/20/30	10,000	10,535
[5]	Toyota Motor Credit Corp.	1.650%	1/10/31	5,000	4,163
	Toyota Motor Credit Corp.	1.900%	9/12/31	16,000	13,335
[5]	Toyota Motor Credit Corp.	2.400%	1/13/32	2,000	1,716
	Toyota Motor Credit Corp.	4.700%	1/12/33	5,000	5,135
	Tractor Supply Co.	1.750%	11/1/30	5,750	4,716
	Tractor Supply Co.	5.250%	5/15/33	7,500	7,696
[5]	Trustees of Boston College	3.129%	7/1/52	4,050	2,968
[5]	Trustees of Boston University	4.061%	10/1/48	3,035	2,683
	Trustees of Princeton University	5.700%	3/1/39	5,830	6,499
[5]	Trustees of Princeton University	2.516%	7/1/50	7,575	5,226
	Trustees of Princeton University	4.201%	3/1/52	3,300	3,073
[5]	Trustees of the University of Pennsylvania	2.396%	10/1/50	3,750	2,429
	Trustees of the University of Pennsylvania	4.674%	9/1/12	4,798	4,445
	Trustees of the University of Pennsylvania	3.610%	2/15/19	60	43
[5]	University of Chicago	2.547%	4/1/50	8,050	5,456
	University of Chicago	3.000%	10/1/52	2,175	1,573
[5]	University of Chicago	4.003%	10/1/53	5,300	4,688
[5]	University of Miami	4.063%	4/1/52	5,300	4,528
[5]	University of Notre Dame du Lac	3.438%	2/15/45	8,925	7,219
[5]	University of Notre Dame du Lac	3.394%	2/15/48	2,710	2,199
[5]	University of Southern California	3.028%	10/1/39	9,251	7,640
[5]	University of Southern California	3.841%	10/1/47	9,550	8,157
[5]	University of Southern California	2.945%	10/1/51	9,275	6,575
	University of Southern California	4.976%	10/1/53	3,200	3,299
	University of Southern California	5.250%	10/1/11	2,250	2,327
[5]	University of Southern California	3.226%	10/1/20	1,975	1,249
	VF Corp.	2.400%	4/23/25	6,800	6,496
	VF Corp.	2.800%	4/23/27	2,930	2,689
	VF Corp.	2.950%	4/23/30	5,059	4,228
[5]	Washington University	3.524%	4/15/54	5,620	4,525
	Washington University	4.349%	4/15/22	5,760	4,887
	Whirlpool Corp.	3.700%	5/1/25	800	782
	Whirlpool Corp.	4.750%	2/26/29	16,200	16,135
	Whirlpool Corp.	2.400%	5/15/31	2,850	2,390
	Whirlpool Corp.	4.700%	5/14/32	3,000	2,912
	Whirlpool Corp.	5.500%	3/1/33	6,500	6,635
	Whirlpool Corp.	4.500%	6/1/46	4,435	3,752
	Whirlpool Corp.	4.600%	5/15/50	3,500	2,955
[5]	William Marsh Rice University	3.574%	5/15/45	8,510	7,106
[5]	Yale University	0.873%	4/15/25	4,775	4,536
[5]	Yale University	1.482%	4/15/30	5,300	4,419
[5]	Yale University	2.402%	4/15/50	8,065	5,314
					4,431,048
Consumer Staples (1.7%)
	Ahold Finance USA LLC	6.875%	5/1/29	4,325	4,789
	Altria Group Inc.	2.350%	5/6/25	7,125	6,872
	Altria Group Inc.	4.400%	2/14/26	28,775	28,509
	Altria Group Inc.	2.625%	9/16/26	11,294	10,676
	Altria Group Inc.	4.800%	2/14/29	12,275	12,250
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	3.400%	5/6/30	9,000	8,222
	Altria Group Inc.	2.450%	2/4/32	12,350	10,089
	Altria Group Inc.	5.800%	2/14/39	8,860	9,048
	Altria Group Inc.	3.400%	2/4/41	25,500	18,718
	Altria Group Inc.	4.250%	8/9/42	10,376	8,462
	Altria Group Inc.	4.500%	5/2/43	16,209	13,515
	Altria Group Inc.	5.375%	1/31/44	2,457	2,426
	Altria Group Inc.	3.875%	9/16/46	23,289	17,515
	Altria Group Inc.	5.950%	2/14/49	20,303	20,666
	Altria Group Inc.	4.450%	5/6/50	9,990	7,938
	Altria Group Inc.	3.700%	2/4/51	21,460	15,154
	Altria Group Inc.	6.200%	2/14/59	2,521	2,668
[5]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	12,297	12,070
[5]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	102,511	102,310
[5]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	171,111	168,820
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	9,575	9,572
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	14,690	13,994
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	17,992	17,540
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	22,072	21,815
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	40,427	41,104
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	28,870	27,516
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	24,615	23,383
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	7,575	10,119
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	20,281	21,398
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,500	1,944
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	15,000	14,036
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	8,776	8,795
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	12,341	11,708
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	32,407	29,918
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	15,448	16,661
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	5,580	5,312
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	4,050	4,543
	Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,332
	Archer-Daniels-Midland Co.	2.900%	3/1/32	10,147	9,024
	Archer-Daniels-Midland Co.	5.935%	10/1/32	530	584
	Archer-Daniels-Midland Co.	4.500%	8/15/33	4,500	4,508
	Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	2,565
	Archer-Daniels-Midland Co.	3.750%	9/15/47	5,750	4,750
	Archer-Daniels-Midland Co.	4.500%	3/15/49	13,325	12,476
	Archer-Daniels-Midland Co.	2.700%	9/15/51	5,000	3,381
	Avery Dennison Corp.	4.875%	12/6/28	6,887	6,974
	Avery Dennison Corp.	2.650%	4/30/30	8,200	7,251
	Avery Dennison Corp.	5.750%	3/15/33	13,000	13,761
	BAT Capital Corp.	2.789%	9/6/24	826	809
	BAT Capital Corp.	3.215%	9/6/26	10,933	10,462
	BAT Capital Corp.	4.700%	4/2/27	26,873	26,599
	BAT Capital Corp.	3.557%	8/15/27	8,366	7,990
	BAT Capital Corp.	2.259%	3/25/28	25,625	22,923
	BAT Capital Corp.	3.462%	9/6/29	7,693	7,081
	BAT Capital Corp.	4.906%	4/2/30	11,805	11,612
	BAT Capital Corp.	6.343%	8/2/30	11,000	11,559
	BAT Capital Corp.	2.726%	3/25/31	24,000	20,132

37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.742%	3/16/32	10,000	9,601
	BAT Capital Corp.	6.421%	8/2/33	13,905	14,560
	BAT Capital Corp.	4.390%	8/15/37	28,725	24,090
	BAT Capital Corp.	3.734%	9/25/40	10,000	7,371
	BAT Capital Corp.	7.079%	8/2/43	10,000	10,633
	BAT Capital Corp.	4.540%	8/15/47	25,143	19,338
	BAT Capital Corp.	4.758%	9/6/49	4,025	3,195
	BAT Capital Corp.	5.282%	4/2/50	8,450	7,243
	BAT Capital Corp.	3.984%	9/25/50	3,825	2,703
	BAT Capital Corp.	5.650%	3/16/52	6,250	5,666
	BAT Capital Corp.	7.081%	8/2/53	20,000	21,400
	BAT International Finance plc	1.668%	3/25/26	21,509	19,976
	BAT International Finance plc	4.448%	3/16/28	8,000	7,876
	BAT International Finance plc	5.931%	2/2/29	11,000	11,433
	Brown-Forman Corp.	3.500%	4/15/25	3,978	3,904
	Brown-Forman Corp.	4.750%	4/15/33	12,000	12,228
	Brown-Forman Corp.	4.500%	7/15/45	3,895	3,624
	Bunge Ltd. Finance Corp.	1.630%	8/17/25	8,888	8,400
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	7,368	7,073
	Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,615
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	12,250	10,660
	Campbell Soup Co.	3.950%	3/15/25	6,660	6,557
	Campbell Soup Co.	3.300%	3/19/25	9,125	8,905
	Campbell Soup Co.	4.150%	3/15/28	11,950	11,709
	Campbell Soup Co.	2.375%	4/24/30	5,450	4,725
	Campbell Soup Co.	4.800%	3/15/48	1,500	1,370
	Campbell Soup Co.	3.125%	4/24/50	6,998	4,832
	Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,424
	Church & Dwight Co. Inc.	3.950%	8/1/47	3,350	2,797
	Church & Dwight Co. Inc.	5.000%	6/15/52	8,000	8,016
	Clorox Co.	3.100%	10/1/27	6,100	5,765
	Clorox Co.	3.900%	5/15/28	3,500	3,393
	Clorox Co.	1.800%	5/15/30	9,313	7,777
	Coca-Cola Co.	3.375%	3/25/27	3,029	2,960
	Coca-Cola Co.	2.900%	5/25/27	1,875	1,795
	Coca-Cola Co.	1.450%	6/1/27	17,848	16,313
	Coca-Cola Co.	1.500%	3/5/28	6,500	5,859
	Coca-Cola Co.	1.000%	3/15/28	8,000	7,058
	Coca-Cola Co.	2.125%	9/6/29	6,200	5,601
	Coca-Cola Co.	3.450%	3/25/30	10,125	9,719
	Coca-Cola Co.	1.650%	6/1/30	25,093	21,500
	Coca-Cola Co.	2.000%	3/5/31	20,000	17,265
	Coca-Cola Co.	1.375%	3/15/31	18,000	14,853
	Coca-Cola Co.	2.250%	1/5/32	7,000	6,116
	Coca-Cola Co.	4.125%	3/25/40	3,880	3,618
	Coca-Cola Co.	2.500%	6/1/40	12,100	9,155
	Coca-Cola Co.	2.875%	5/5/41	6,000	4,760
	Coca-Cola Co.	4.200%	3/25/50	5,775	5,384
	Coca-Cola Co.	2.600%	6/1/50	20,475	14,117
	Coca-Cola Co.	3.000%	3/5/51	5,100	3,855
	Coca-Cola Co.	2.500%	3/15/51	27,325	18,393
	Coca-Cola Co.	2.750%	6/1/60	3,800	2,634
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	7,940
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	13,600	12,209
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	2,600	2,068
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	7,828
	Colgate-Palmolive Co.	3.100%	8/15/25	2,650	2,594
	Colgate-Palmolive Co.	3.100%	8/15/27	5,000	4,827
	Colgate-Palmolive Co.	4.600%	3/1/28	10,000	10,252
	Colgate-Palmolive Co.	3.250%	8/15/32	7,000	6,502
	Colgate-Palmolive Co.	4.600%	3/1/33	5,500	5,719
[5]	Colgate-Palmolive Co.	4.000%	8/15/45	4,045	3,735
[5]	Colgate-Palmolive Co.	3.700%	8/1/47	7,922	6,922
	Conagra Brands Inc.	4.600%	11/1/25	17,225	17,072
	Conagra Brands Inc.	5.300%	10/1/26	7,309	7,397
	Conagra Brands Inc.	1.375%	11/1/27	8,275	7,272
	Conagra Brands Inc.	7.000%	10/1/28	700	755
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Conagra Brands Inc.	4.850%	11/1/28	5,450	5,447
Conagra Brands Inc.	8.250%	9/15/30	635	742
Conagra Brands Inc.	5.300%	11/1/38	21,530	21,058
Conagra Brands Inc.	5.400%	11/1/48	4,317	4,182
Constellation Brands Inc.	4.400%	11/15/25	4,375	4,325
Constellation Brands Inc.	4.750%	12/1/25	4,777	4,755
Constellation Brands Inc.	5.000%	2/2/26	3,000	3,000
Constellation Brands Inc.	3.700%	12/6/26	17,788	17,344
Constellation Brands Inc.	3.500%	5/9/27	13,275	12,791
Constellation Brands Inc.	4.350%	5/9/27	5,636	5,591
Constellation Brands Inc.	3.600%	2/15/28	7,070	6,790
Constellation Brands Inc.	3.150%	8/1/29	9,700	9,023
Constellation Brands Inc.	2.875%	5/1/30	8,308	7,442
Constellation Brands Inc.	2.250%	8/1/31	4,235	3,562
Constellation Brands Inc.	4.750%	5/9/32	5,000	4,986
Constellation Brands Inc.	4.900%	5/1/33	8,000	8,050
Constellation Brands Inc.	4.500%	5/9/47	7,883	7,024
Constellation Brands Inc.	4.100%	2/15/48	4,550	3,867
Constellation Brands Inc.	5.250%	11/15/48	4,375	4,333
Constellation Brands Inc.	3.750%	5/1/50	7,925	6,331
Costco Wholesale Corp.	3.000%	5/18/27	6,532	6,290
Costco Wholesale Corp.	1.375%	6/20/27	32,824	29,806
Costco Wholesale Corp.	1.600%	4/20/30	47,373	40,594
Costco Wholesale Corp.	1.750%	4/20/32	16,350	13,599
Delhaize America LLC	9.000%	4/15/31	1,930	2,291
Diageo Capital plc	1.375%	9/29/25	7,500	7,089
Diageo Capital plc	5.200%	10/24/25	3,345	3,375
Diageo Capital plc	5.300%	10/24/27	7,080	7,313
Diageo Capital plc	3.875%	5/18/28	1,000	979
Diageo Capital plc	2.000%	4/29/30	8,460	7,322
Diageo Capital plc	2.125%	4/29/32	9,824	8,205
Diageo Capital plc	5.500%	1/24/33	14,000	14,903
Diageo Capital plc	5.875%	9/30/36	1,500	1,654
Diageo Capital plc	3.875%	4/29/43	7,469	6,507
Diageo Investment Corp.	7.450%	4/15/35	1,450	1,762
Diageo Investment Corp.	4.250%	5/11/42	1,512	1,378
Dollar General Corp.	4.150%	11/1/25	7,180	7,065
Dollar General Corp.	3.875%	4/15/27	5,525	5,357
Dollar General Corp.	4.625%	11/1/27	2,000	1,988
Dollar General Corp.	4.125%	5/1/28	4,475	4,379
Dollar General Corp.	5.200%	7/5/28	4,575	4,639
Dollar General Corp.	3.500%	4/3/30	4,464	4,114
Dollar General Corp.	5.000%	11/1/32	7,000	6,987
Dollar General Corp.	5.450%	7/5/33	11,000	11,216
Dollar General Corp.	4.125%	4/3/50	20,932	16,599
Dollar Tree Inc.	4.000%	5/15/25	12,815	12,588
Dollar Tree Inc.	4.200%	5/15/28	11,270	11,028
Dollar Tree Inc.	3.375%	12/1/51	4,175	2,901
Estee Lauder Cos. Inc.	2.000%	12/1/24	150	146
Estee Lauder Cos. Inc.	3.150%	3/15/27	6,431	6,162
Estee Lauder Cos. Inc.	4.375%	5/15/28	5,000	4,997
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,343
Estee Lauder Cos. Inc.	2.600%	4/15/30	15,600	13,822
Estee Lauder Cos. Inc.	1.950%	3/15/31	11,000	9,213
Estee Lauder Cos. Inc.	4.650%	5/15/33	7,362	7,406
Estee Lauder Cos. Inc.	6.000%	5/15/37	8,000	8,811
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	3,964
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	1,626
Estee Lauder Cos. Inc.	3.125%	12/1/49	2,052	1,496
Estee Lauder Cos. Inc.	5.150%	5/15/53	7,362	7,512
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,354
Flowers Foods Inc.	2.400%	3/15/31	11,381	9,577
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	20,000	15,216
General Mills Inc.	4.000%	4/17/25	1,000	988
General Mills Inc.	3.200%	2/10/27	12,065	11,550
General Mills Inc.	4.200%	4/17/28	11,675	11,523

38

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Mills Inc.	2.875%	4/15/30	6,891	6,227
	General Mills Inc.	2.250%	10/14/31	4,300	3,617
	General Mills Inc.	4.950%	3/29/33	24,987	25,334
	General Mills Inc.	3.000%	2/1/51	6,265	4,369
	Haleon US Capital LLC	3.375%	3/24/27	19,175	18,453
	Haleon US Capital LLC	3.375%	3/24/29	5,500	5,204
	Haleon US Capital LLC	3.625%	3/24/32	37,500	34,621
	Haleon US Capital LLC	4.000%	3/24/52	12,250	10,408
	Hershey Co.	3.200%	8/21/25	5,028	4,921
	Hershey Co.	2.300%	8/15/26	500	475
	Hershey Co.	4.250%	5/4/28	6,427	6,439
	Hershey Co.	2.450%	11/15/29	5,381	4,868
	Hershey Co.	1.700%	6/1/30	2,145	1,824
	Hershey Co.	4.500%	5/4/33	6,670	6,712
	Hershey Co.	3.375%	8/15/46	300	236
	Hershey Co.	3.125%	11/15/49	2,035	1,551
	Hershey Co.	2.650%	6/1/50	2,595	1,797
	Hormel Foods Corp.	1.700%	6/3/28	6,000	5,400
	Hormel Foods Corp.	1.800%	6/11/30	8,575	7,294
	Hormel Foods Corp.	3.050%	6/3/51	10,002	7,255
	Ingredion Inc.	3.200%	10/1/26	5,041	4,824
	Ingredion Inc.	2.900%	6/1/30	8,075	7,202
	Ingredion Inc.	3.900%	6/1/50	1,650	1,222
	J M Smucker Co.	3.500%	3/15/25	6,034	5,920
	J M Smucker Co.	3.375%	12/15/27	4,220	4,014
	J M Smucker Co.	5.900%	11/15/28	4,259	4,484
	J M Smucker Co.	2.375%	3/15/30	7,875	6,805
	J M Smucker Co.	2.125%	3/15/32	5,400	4,379
	J M Smucker Co.	6.200%	11/15/33	21,000	22,907
	J M Smucker Co.	4.250%	3/15/35	4,750	4,419
	J M Smucker Co.	2.750%	9/15/41	2,100	1,466
	J M Smucker Co.	6.500%	11/15/43	13,270	14,801
	J M Smucker Co.	3.550%	3/15/50	1,750	1,290
	J M Smucker Co.	6.500%	11/15/53	16,000	18,481
	JBS USA LUX SA	5.125%	2/1/28	10,000	9,936
	JBS USA LUX SA	3.000%	2/2/29	3,057	2,688
	JBS USA LUX SA	5.500%	1/15/30	8,000	7,840
	JBS USA LUX SA	3.750%	12/1/31	7,000	6,023
	JBS USA LUX SA	3.000%	5/15/32	3,000	2,438
	JBS USA LUX SA	5.750%	4/1/33	23,675	23,387
[7]	JBS USA LUX SA	6.750%	3/15/34	13,735	14,451
	JBS USA LUX SA	4.375%	2/2/52	24,625	18,277
	JBS USA LUX SA	6.500%	12/1/52	22,700	22,737
[7]	JBS USA LUX SA	7.250%	11/15/53	7,016	7,643
	Kellanova	3.250%	4/1/26	5,025	4,872
	Kellanova	3.400%	11/15/27	10,475	10,062
	Kellanova	4.300%	5/15/28	4,850	4,801
	Kellanova	2.100%	6/1/30	4,850	4,167
	Kellanova	4.500%	4/1/46	7,650	6,856
	Kenvue Inc.	5.500%	3/22/25	8,000	8,067
	Kenvue Inc.	5.350%	3/22/26	8,000	8,137
	Kenvue Inc.	5.050%	3/22/28	10,500	10,758
	Kenvue Inc.	5.000%	3/22/30	12,000	12,412
	Kenvue Inc.	4.900%	3/22/33	32,255	33,219
	Kenvue Inc.	5.100%	3/22/43	8,000	8,321
	Kenvue Inc.	5.050%	3/22/53	16,000	16,554
	Kenvue Inc.	5.200%	3/22/63	8,200	8,581
	Keurig Dr Pepper Inc.	4.417%	5/25/25	2,641	2,615
	Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,305
	Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,196
	Keurig Dr Pepper Inc.	3.430%	6/15/27	8,500	8,193
	Keurig Dr Pepper Inc.	3.950%	4/15/29	20,535	20,012
	Keurig Dr Pepper Inc.	3.200%	5/1/30	33,750	31,025
	Keurig Dr Pepper Inc.	2.250%	3/15/31	3,000	2,563
	Keurig Dr Pepper Inc.	4.050%	4/15/32	11,000	10,588
	Keurig Dr Pepper Inc.	4.500%	11/15/45	5,525	5,009
	Keurig Dr Pepper Inc.	4.420%	12/15/46	4,000	3,550
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,100	5,761
	Keurig Dr Pepper Inc.	3.350%	3/15/51	3,750	2,795
	Keurig Dr Pepper Inc.	4.500%	4/15/52	13,000	11,893
	Kimberly-Clark Corp.	3.050%	8/15/25	3,075	2,997
	Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,504
	Kimberly-Clark Corp.	1.050%	9/15/27	1,750	1,562
	Kimberly-Clark Corp.	3.950%	11/1/28	3,575	3,526
	Kimberly-Clark Corp.	3.200%	4/25/29	3,875	3,674
	Kimberly-Clark Corp.	3.100%	3/26/30	6,060	5,654
	Kimberly-Clark Corp.	2.000%	11/2/31	7,200	6,090
	Kimberly-Clark Corp.	6.625%	8/1/37	300	357
	Kimberly-Clark Corp.	5.300%	3/1/41	8,275	8,629
	Kimberly-Clark Corp.	3.900%	5/4/47	2,774	2,357
	Kimberly-Clark Corp.	2.875%	2/7/50	4,105	2,956
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,183
	Kraft Heinz Foods Co.	3.000%	6/1/26	13,150	12,640
	Kraft Heinz Foods Co.	3.875%	5/15/27	14,550	14,273
	Kraft Heinz Foods Co.	3.750%	4/1/30	4,050	3,869
	Kraft Heinz Foods Co.	5.000%	7/15/35	10,900	10,973
	Kraft Heinz Foods Co.	6.875%	1/26/39	8,000	9,267
	Kraft Heinz Foods Co.	6.500%	2/9/40	11,000	12,352
	Kraft Heinz Foods Co.	5.000%	6/4/42	6,500	6,283
	Kraft Heinz Foods Co.	5.200%	7/15/45	14,550	14,262
	Kraft Heinz Foods Co.	4.375%	6/1/46	52,086	45,589
	Kraft Heinz Foods Co.	4.875%	10/1/49	39,000	37,009
	Kraft Heinz Foods Co.	5.500%	6/1/50	10,450	10,789
	Kroger Co.	3.500%	2/1/26	2,783	2,711
	Kroger Co.	2.650%	10/15/26	4,107	3,884
	Kroger Co.	4.500%	1/15/29	1,435	1,426
[5]	Kroger Co.	7.700%	6/1/29	4,025	4,552
	Kroger Co.	8.000%	9/15/29	6,150	7,021
	Kroger Co.	2.200%	5/1/30	5,031	4,308
	Kroger Co.	1.700%	1/15/31	5,550	4,492
	Kroger Co.	7.500%	4/1/31	1,125	1,291
	Kroger Co.	6.900%	4/15/38	3,327	3,784
	Kroger Co.	5.400%	7/15/40	5,010	4,931
	Kroger Co.	5.000%	4/15/42	4,524	4,244
	Kroger Co.	5.150%	8/1/43	2,350	2,260
	Kroger Co.	3.875%	10/15/46	14,619	11,512
	Kroger Co.	4.450%	2/1/47	17,409	15,430
	Kroger Co.	4.650%	1/15/48	3,191	2,864
	Kroger Co.	3.950%	1/15/50	6,575	5,377
	McCormick & Co. Inc.	0.900%	2/15/26	6,000	5,527
	McCormick & Co. Inc.	3.400%	8/15/27	10,500	10,031
	McCormick & Co. Inc.	2.500%	4/15/30	4,100	3,591
	McCormick & Co. Inc.	1.850%	2/15/31	9,390	7,726
	McCormick & Co. Inc.	4.950%	4/15/33	5,000	5,019
	McCormick & Co. Inc.	4.200%	8/15/47	1,820	1,570
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,118	11,954
	Mead Johnson Nutrition Co.	5.900%	11/1/39	6,160	6,550
	Mead Johnson Nutrition Co.	4.600%	6/1/44	8,835	8,288
	Molson Coors Beverage Co.	3.000%	7/15/26	27,194	26,039
	Molson Coors Beverage Co.	5.000%	5/1/42	10,925	10,563
	Molson Coors Beverage Co.	4.200%	7/15/46	14,525	12,396
	Mondelez International Inc.	1.500%	5/4/25	4,500	4,292
	Mondelez International Inc.	2.625%	3/17/27	6,000	5,658
	Mondelez International Inc.	2.750%	4/13/30	9,156	8,272
	Mondelez International Inc.	1.500%	2/4/31	5,100	4,157
	Mondelez International Inc.	3.000%	3/17/32	7,750	6,877
	Mondelez International Inc.	1.875%	10/15/32	14,245	11,610
	Mondelez International Inc.	2.625%	9/4/50	15,275	10,254
	PepsiCo Inc.	2.250%	3/19/25	12,188	11,845
	PepsiCo Inc.	2.750%	4/30/25	10,130	9,872
	PepsiCo Inc.	3.500%	7/17/25	4,000	3,935
	PepsiCo Inc.	5.250%	11/10/25	6,000	6,094
	PepsiCo Inc.	2.850%	2/24/26	15,866	15,343
	PepsiCo Inc.	2.375%	10/6/26	37,221	35,376

39

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	5.125%	11/10/26	5,000	5,107
PepsiCo Inc.	2.625%	3/19/27	17,500	16,611
PepsiCo Inc.	3.000%	10/15/27	28,525	27,421
PepsiCo Inc.	4.450%	5/15/28	2,675	2,726
PepsiCo Inc.	7.000%	3/1/29	3,527	3,959
PepsiCo Inc.	2.625%	7/29/29	12,309	11,348
PepsiCo Inc.	2.750%	3/19/30	27,510	25,266
PepsiCo Inc.	1.625%	5/1/30	16,520	14,078
PepsiCo Inc.	1.400%	2/25/31	10,000	8,265
PepsiCo Inc.	1.950%	10/21/31	14,000	11,883
PepsiCo Inc.	3.900%	7/18/32	10,681	10,463
PepsiCo Inc.	5.500%	1/15/40	2,500	2,709
PepsiCo Inc.	3.500%	3/19/40	9,500	8,112
PepsiCo Inc.	2.625%	10/21/41	6,353	4,789
PepsiCo Inc.	4.000%	3/5/42	4,800	4,356
PepsiCo Inc.	3.600%	8/13/42	4,100	3,470
PepsiCo Inc.	4.250%	10/22/44	3,525	3,223
PepsiCo Inc.	4.450%	4/14/46	3,925	3,783
PepsiCo Inc.	3.450%	10/6/46	15,075	12,481
PepsiCo Inc.	3.375%	7/29/49	10,020	7,996
PepsiCo Inc.	2.875%	10/15/49	9,400	6,916
PepsiCo Inc.	3.625%	3/19/50	9,708	8,164
PepsiCo Inc.	2.750%	10/21/51	10,500	7,468
PepsiCo Inc.	4.200%	7/18/52	10,760	9,986
PepsiCo Inc.	4.650%	2/15/53	5,000	4,968
PepsiCo Inc.	3.875%	3/19/60	2,000	1,733
Philip Morris International Inc.	1.500%	5/1/25	3,687	3,525
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,515
Philip Morris International Inc.	5.000%	11/17/25	10,000	10,046
Philip Morris International Inc.	4.875%	2/13/26	7,500	7,521
Philip Morris International Inc.	2.750%	2/25/26	17,069	16,359
Philip Morris International Inc.	0.875%	5/1/26	9,362	8,577
Philip Morris International Inc.	3.125%	8/17/27	14,194	13,509
Philip Morris International Inc.	5.125%	11/17/27	15,000	15,269
Philip Morris International Inc.	4.875%	2/15/28	15,497	15,675
Philip Morris International Inc.	5.250%	9/7/28	5,000	5,147
Philip Morris International Inc.	5.625%	11/17/29	15,200	15,944
Philip Morris International Inc.	5.125%	2/15/30	27,345	27,832
Philip Morris International Inc.	2.100%	5/1/30	8,250	7,099
Philip Morris International Inc.	5.500%	9/7/30	13,494	13,997
Philip Morris International Inc.	5.750%	11/17/32	25,000	26,248
Philip Morris International Inc.	5.375%	2/15/33	23,707	24,328
Philip Morris International Inc.	5.625%	9/7/33	11,472	12,001
Philip Morris International Inc.	6.375%	5/16/38	7,600	8,500
Philip Morris International Inc.	4.375%	11/15/41	20,418	18,115
Philip Morris International Inc.	4.500%	3/20/42	8,995	8,085
Philip Morris International Inc.	3.875%	8/21/42	15,802	12,971
Philip Morris International Inc.	4.125%	3/4/43	11,290	9,581
Philip Morris International Inc.	4.875%	11/15/43	5,750	5,422
Philip Morris International Inc.	4.250%	11/10/44	1,435	1,233
Pilgrim's Pride Corp.	4.250%	4/15/31	4,800	4,336
Pilgrim's Pride Corp.	3.500%	3/1/32	9,613	8,144
Pilgrim's Pride Corp.	6.250%	7/1/33	13,000	13,376
Procter & Gamble Co.	0.550%	10/29/25	6,450	6,028
Procter & Gamble Co.	2.700%	2/2/26	15,050	14,548
Procter & Gamble Co.	2.450%	11/3/26	11,110	10,613
Procter & Gamble Co.	2.800%	3/25/27	9,395	8,999
Procter & Gamble Co.	2.850%	8/11/27	6,575	6,298
Procter & Gamble Co.	3.000%	3/25/30	30,127	28,215
Procter & Gamble Co.	1.200%	10/29/30	15,351	12,707
Procter & Gamble Co.	4.050%	1/26/33	10,000	10,020
Procter & Gamble Co.	5.800%	8/15/34	4,000	4,649
Procter & Gamble Co.	5.550%	3/5/37	4,500	5,041
Procter & Gamble Co.	3.550%	3/25/40	4,373	3,908
Procter & Gamble Co.	3.500%	10/25/47	3,075	2,619
Procter & Gamble Co.	3.600%	3/25/50	5,606	4,934
Reynolds American Inc.	4.450%	6/12/25	22,064	21,810
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reynolds American Inc.	5.700%	8/15/35	8,920	8,802
	Reynolds American Inc.	7.250%	6/15/37	4,800	5,227
[5]	Reynolds American Inc.	8.125%	5/1/40	2,239	2,542
[5]	Reynolds American Inc.	7.000%	8/4/41	2,040	2,123
	Reynolds American Inc.	6.150%	9/15/43	8,575	8,539
	Reynolds American Inc.	5.850%	8/15/45	23,590	22,224
	Sysco Corp.	3.750%	10/1/25	15,349	15,007
	Sysco Corp.	3.300%	7/15/26	8,450	8,163
	Sysco Corp.	3.250%	7/15/27	14,864	14,218
	Sysco Corp.	5.750%	1/17/29	6,000	6,259
	Sysco Corp.	2.400%	2/15/30	1,815	1,600
	Sysco Corp.	5.950%	4/1/30	5,058	5,383
	Sysco Corp.	2.450%	12/14/31	2,000	1,693
	Sysco Corp.	6.000%	1/17/34	7,250	7,846
	Sysco Corp.	6.600%	4/1/40	8,415	9,483
	Sysco Corp.	4.850%	10/1/45	5,180	4,781
	Sysco Corp.	4.500%	4/1/46	8,950	7,959
	Sysco Corp.	4.450%	3/15/48	7,425	6,541
	Sysco Corp.	3.300%	2/15/50	9,262	6,805
	Sysco Corp.	6.600%	4/1/50	11,472	13,437
	Sysco Corp.	3.150%	12/14/51	10,000	7,167
	Target Corp.	2.250%	4/15/25	24,006	23,287
	Target Corp.	2.500%	4/15/26	10,690	10,295
	Target Corp.	1.950%	1/15/27	7,500	6,998
	Target Corp.	3.375%	4/15/29	8,350	8,037
	Target Corp.	2.350%	2/15/30	6,730	6,018
	Target Corp.	2.650%	9/15/30	13,093	11,741
	Target Corp.	4.500%	9/15/32	7,500	7,577
	Target Corp.	4.400%	1/15/33	8,500	8,578
	Target Corp.	6.500%	10/15/37	5,208	6,054
	Target Corp.	7.000%	1/15/38	3,725	4,533
	Target Corp.	4.000%	7/1/42	2,000	1,813
	Target Corp.	3.625%	4/15/46	5,000	4,141
	Target Corp.	3.900%	11/15/47	1,500	1,299
	Target Corp.	2.950%	1/15/52	19,676	14,094
	Target Corp.	4.800%	1/15/53	8,000	7,944
	Tyson Foods Inc.	4.000%	3/1/26	26,044	25,553
	Tyson Foods Inc.	3.550%	6/2/27	16,175	15,439
	Tyson Foods Inc.	4.350%	3/1/29	17,500	17,011
	Tyson Foods Inc.	5.150%	8/15/44	625	574
	Tyson Foods Inc.	4.550%	6/2/47	2,125	1,785
	Tyson Foods Inc.	5.100%	9/28/48	16,635	15,118
	Unilever Capital Corp.	3.375%	3/22/25	1,706	1,678
	Unilever Capital Corp.	3.100%	7/30/25	3,875	3,805
	Unilever Capital Corp.	2.000%	7/28/26	6,200	5,842
	Unilever Capital Corp.	2.900%	5/5/27	6,400	6,110
	Unilever Capital Corp.	4.875%	9/8/28	7,500	7,713
	Unilever Capital Corp.	2.125%	9/6/29	23,366	20,845
	Unilever Capital Corp.	1.375%	9/14/30	2,500	2,074
	Unilever Capital Corp.	1.750%	8/12/31	5,900	4,905
	Unilever Capital Corp.	5.900%	11/15/32	8,600	9,586
	Unilever Capital Corp.	5.000%	12/8/33	6,500	6,757
[5]	Unilever Capital Corp.	2.625%	8/12/51	12,457	8,571
	Walmart Inc.	2.650%	12/15/24	16,397	16,037
	Walmart Inc.	3.550%	6/26/25	18,470	18,220
	Walmart Inc.	3.900%	9/9/25	11,025	10,926
	Walmart Inc.	4.000%	4/15/26	3,000	2,984
	Walmart Inc.	3.050%	7/8/26	23,447	22,748
	Walmart Inc.	1.050%	9/17/26	12,500	11,498
	Walmart Inc.	3.950%	9/9/27	11,000	10,938
	Walmart Inc.	3.900%	4/15/28	7,000	6,936
	Walmart Inc.	3.700%	6/26/28	14,146	13,972
	Walmart Inc.	3.250%	7/8/29	21,465	20,615
	Walmart Inc.	2.375%	9/24/29	7,455	6,793
	Walmart Inc.	4.000%	4/15/30	2,500	2,495
	Walmart Inc.	1.800%	9/22/31	5,000	4,240
	Walmart Inc.	4.150%	9/9/32	8,600	8,600

40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.100%	4/15/33	30,230	29,871
	Walmart Inc.	5.250%	9/1/35	10,467	11,425
	Walmart Inc.	6.200%	4/15/38	13,580	16,007
	Walmart Inc.	3.950%	6/28/38	7,175	6,831
	Walmart Inc.	5.625%	4/1/40	4,130	4,597
	Walmart Inc.	5.000%	10/25/40	2,755	2,911
	Walmart Inc.	5.625%	4/15/41	3,887	4,351
	Walmart Inc.	4.000%	4/11/43	11,385	10,355
	Walmart Inc.	4.300%	4/22/44	4,800	4,583
	Walmart Inc.	3.625%	12/15/47	16,378	13,879
	Walmart Inc.	4.050%	6/29/48	15,587	14,258
	Walmart Inc.	2.950%	9/24/49	14,170	10,584
	Walmart Inc.	4.500%	9/9/52	10,000	9,744
	Walmart Inc.	4.500%	4/15/53	33,800	32,923
					4,642,623
Energy (1.9%)
	Apache Corp.	4.375%	10/15/28	2,613	2,477
	Apache Corp.	4.250%	1/15/30	5,769	5,430
	Apache Corp.	6.000%	1/15/37	4,729	4,652
	Apache Corp.	5.100%	9/1/40	14,305	12,259
	Apache Corp.	5.250%	2/1/42	3,835	3,226
	Apache Corp.	4.750%	4/15/43	5,959	4,711
	Apache Corp.	5.350%	7/1/49	4,130	3,435
	Baker Hughes Holdings LLC	2.061%	12/15/26	4,500	4,209
	Baker Hughes Holdings LLC	3.337%	12/15/27	14,275	13,659
	Baker Hughes Holdings LLC	3.138%	11/7/29	5,100	4,742
	Baker Hughes Holdings LLC	4.486%	5/1/30	9,498	9,513
	Baker Hughes Holdings LLC	5.125%	9/15/40	10,040	10,143
	Baker Hughes Holdings LLC	4.080%	12/15/47	15,500	13,140
	Boardwalk Pipelines LP	5.950%	6/1/26	14,910	15,115
	Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,640
	Boardwalk Pipelines LP	3.600%	9/1/32	3,000	2,664
	BP Capital Markets America Inc.	3.410%	2/11/26	13,500	13,187
[5]	BP Capital Markets America Inc.	3.119%	5/4/26	30,301	29,321
[5]	BP Capital Markets America Inc.	3.017%	1/16/27	7,247	6,941
	BP Capital Markets America Inc.	3.543%	4/6/27	8,471	8,242
[5]	BP Capital Markets America Inc.	3.588%	4/14/27	5,253	5,097
	BP Capital Markets America Inc.	3.937%	9/21/28	19,750	19,349
	BP Capital Markets America Inc.	4.234%	11/6/28	27,680	27,530
	BP Capital Markets America Inc.	3.633%	4/6/30	13,910	13,329
	BP Capital Markets America Inc.	1.749%	8/10/30	6,466	5,480
	BP Capital Markets America Inc.	2.721%	1/12/32	20,000	17,448
	BP Capital Markets America Inc.	4.812%	2/13/33	24,000	24,220
	BP Capital Markets America Inc.	4.893%	9/11/33	24,750	25,194
	BP Capital Markets America Inc.	3.060%	6/17/41	15,110	11,705
	BP Capital Markets America Inc.	3.000%	2/24/50	19,264	13,652
	BP Capital Markets America Inc.	2.772%	11/10/50	19,190	12,858
	BP Capital Markets America Inc.	2.939%	6/4/51	28,600	19,828
	BP Capital Markets America Inc.	3.001%	3/17/52	21,300	14,974
	BP Capital Markets America Inc.	3.379%	2/8/61	16,400	11,880
	BP Capital Markets plc	3.279%	9/19/27	22,573	21,715
	BP Capital Markets plc	3.723%	11/28/28	12,825	12,449
	Burlington Resources LLC	7.200%	8/15/31	5,472	6,324
	Burlington Resources LLC	7.400%	12/1/31	3,875	4,527
	Canadian Natural Resources Ltd.	3.900%	2/1/25	6,286	6,184
	Canadian Natural Resources Ltd.	2.050%	7/15/25	12,848	12,245
	Canadian Natural Resources Ltd.	3.850%	6/1/27	16,325	15,856
	Canadian Natural Resources Ltd.	2.950%	7/15/30	9,000	7,926
	Canadian Natural Resources Ltd.	7.200%	1/15/32	3,875	4,310
	Canadian Natural Resources Ltd.	6.450%	6/30/33	3,845	4,127
	Canadian Natural Resources Ltd.	5.850%	2/1/35	3,212	3,280
	Canadian Natural Resources Ltd.	6.500%	2/15/37	7,965	8,456
	Canadian Natural Resources Ltd.	6.250%	3/15/38	11,643	12,205
	Canadian Natural Resources Ltd.	6.750%	2/1/39	9,035	9,806
[5]	Canadian Natural Resources Ltd.	4.950%	6/1/47	7,500	6,810
	Cenovus Energy Inc.	4.250%	4/15/27	3,200	3,125
	Cenovus Energy Inc.	2.650%	1/15/32	5,600	4,647
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cenovus Energy Inc.	5.250%	6/15/37	2,889	2,749
	Cenovus Energy Inc.	6.750%	11/15/39	2,504	2,734
	Cenovus Energy Inc.	5.400%	6/15/47	7,462	7,057
	Cenovus Energy Inc.	3.750%	2/15/52	8,300	6,119
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	19,000	19,046
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	27,354	27,479
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	16,250	15,368
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	7,900	6,298
	Cheniere Energy Inc.	4.625%	10/15/28	13,674	13,347
	Cheniere Energy Partners LP	4.500%	10/1/29	15,400	14,711
	Cheniere Energy Partners LP	4.000%	3/1/31	22,425	20,397
	Cheniere Energy Partners LP	3.250%	1/31/32	20,100	17,130
[7]	Cheniere Energy Partners LP	5.950%	6/30/33	14,998	15,395
	Chevron Corp.	1.554%	5/11/25	26,300	25,220
	Chevron Corp.	3.326%	11/17/25	8,799	8,625
	Chevron Corp.	2.954%	5/16/26	9,700	9,382
	Chevron Corp.	1.995%	5/11/27	7,286	6,767
	Chevron Corp.	2.236%	5/11/30	18,468	16,360
	Chevron Corp.	3.078%	5/11/50	8,945	6,768
	Chevron USA Inc.	0.687%	8/12/25	13,352	12,555
	Chevron USA Inc.	1.018%	8/12/27	9,167	8,161
	Chevron USA Inc.	3.850%	1/15/28	4,789	4,726
	Chevron USA Inc.	3.250%	10/15/29	8,000	7,601
	Chevron USA Inc.	5.250%	11/15/43	10,200	10,738
	Chevron USA Inc.	2.343%	8/12/50	9,100	5,831
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	5,342	4,796
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	7,600	5,686
	CNOOC Finance 2014 ULC	4.875%	4/30/44	5,300	5,163
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/45	5,000	4,437
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	25,050	24,946
	CNOOC Petroleum North America ULC	7.875%	3/15/32	9,000	10,832
	CNOOC Petroleum North America ULC	5.875%	3/10/35	5,500	5,806
	CNOOC Petroleum North America ULC	6.400%	5/15/37	11,325	12,552
	CNOOC Petroleum North America ULC	7.500%	7/30/39	6,800	8,333
	Columbia Pipeline Group Inc.	4.500%	6/1/25	10,448	10,322
	Columbia Pipeline Group Inc.	5.800%	6/1/45	6,035	6,027
	Conoco Funding Co.	7.250%	10/15/31	3,440	3,972
	ConocoPhillips	4.300%	8/15/28	10,348	10,195
	ConocoPhillips	2.400%	2/15/31	4,900	4,179
	ConocoPhillips	5.900%	10/15/32	3,625	3,980
	ConocoPhillips	5.900%	5/15/38	10,161	10,937
	ConocoPhillips	6.500%	2/1/39	12,731	14,745
	ConocoPhillips	4.875%	10/1/47	10,294	10,003
	ConocoPhillips Co.	2.400%	3/7/25	454	441
	ConocoPhillips Co.	6.950%	4/15/29	7,725	8,612
	ConocoPhillips Co.	5.050%	9/15/33	11,100	11,421
	ConocoPhillips Co.	3.758%	3/15/42	8,574	7,255
	ConocoPhillips Co.	4.300%	11/15/44	13,848	12,409
	ConocoPhillips Co.	3.800%	3/15/52	15,000	12,138
	ConocoPhillips Co.	5.300%	5/15/53	10,685	10,999
	ConocoPhillips Co.	5.550%	3/15/54	11,000	11,709
	ConocoPhillips Co.	4.025%	3/15/62	18,503	15,052
	ConocoPhillips Co.	5.700%	9/15/63	7,500	8,114
	Continental Resources Inc.	4.375%	1/15/28	7,577	7,335
	Continental Resources Inc.	4.900%	6/1/44	6,200	5,006
	Coterra Energy Inc.	3.900%	5/15/27	11,055	10,688
	Coterra Energy Inc.	4.375%	3/15/29	3,280	3,188
	DCP Midstream Operating LP	5.375%	7/15/25	3,086	3,089
	DCP Midstream Operating LP	5.625%	7/15/27	6,343	6,503

41

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DCP Midstream Operating LP	5.125%	5/15/29	3,488	3,488
	DCP Midstream Operating LP	3.250%	2/15/32	6,631	5,756
	DCP Midstream Operating LP	5.600%	4/1/44	4,000	3,907
	Devon Energy Corp.	5.850%	12/15/25	2,425	2,453
	Devon Energy Corp.	5.250%	10/15/27	4,792	4,825
	Devon Energy Corp.	5.875%	6/15/28	3,128	3,156
	Devon Energy Corp.	4.500%	1/15/30	5,648	5,424
	Devon Energy Corp.	7.875%	9/30/31	6,950	8,101
	Devon Energy Corp.	7.950%	4/15/32	4,314	5,020
	Devon Energy Corp.	5.600%	7/15/41	14,692	14,210
	Devon Energy Corp.	4.750%	5/15/42	7,500	6,555
	Devon Energy Corp.	5.000%	6/15/45	8,350	7,401
	Diamondback Energy Inc.	3.250%	12/1/26	10,125	9,823
	Diamondback Energy Inc.	3.500%	12/1/29	8,750	8,131
	Diamondback Energy Inc.	3.125%	3/24/31	12,925	11,500
	Diamondback Energy Inc.	6.250%	3/15/33	10,500	11,241
	Diamondback Energy Inc.	4.400%	3/24/51	6,700	5,570
	Diamondback Energy Inc.	4.250%	3/15/52	7,430	5,997
	Diamondback Energy Inc.	6.250%	3/15/53	7,690	8,235
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	5,000	4,486
[5]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	4,000	3,628
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	5,478	4,674
	Enbridge Energy Partners LP	5.875%	10/15/25	8,825	8,921
[5]	Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,518
	Enbridge Energy Partners LP	5.500%	9/15/40	7,073	6,964
	Enbridge Energy Partners LP	7.375%	10/15/45	5,880	6,944
	Enbridge Inc.	2.500%	1/15/25	4,500	4,366
	Enbridge Inc.	2.500%	2/14/25	2,000	1,939
	Enbridge Inc.	1.600%	10/4/26	800	733
	Enbridge Inc.	5.900%	11/15/26	8,233	8,454
	Enbridge Inc.	4.250%	12/1/26	15,400	15,211
	Enbridge Inc.	3.700%	7/15/27	6,675	6,448
	Enbridge Inc.	6.000%	11/15/28	8,180	8,595
	Enbridge Inc.	3.125%	11/15/29	14,295	13,077
	Enbridge Inc.	6.200%	11/15/30	8,200	8,776
	Enbridge Inc.	5.700%	3/8/33	25,145	26,150
	Enbridge Inc.	2.500%	8/1/33	11,500	9,414
	Enbridge Inc.	4.500%	6/10/44	6,495	5,582
	Enbridge Inc.	5.500%	12/1/46	2,000	1,972
	Enbridge Inc.	4.000%	11/15/49	5,750	4,586
	Enbridge Inc.	3.400%	8/1/51	10,600	7,724
	Enbridge Inc.	6.700%	11/15/53	13,700	15,965
	Energy Transfer LP	4.050%	3/15/25	14,412	14,186
	Energy Transfer LP	2.900%	5/15/25	10,200	9,892
	Energy Transfer LP	5.950%	12/1/25	3,375	3,413
	Energy Transfer LP	4.750%	1/15/26	11,005	10,930
	Energy Transfer LP	3.900%	7/15/26	6,000	5,833
	Energy Transfer LP	4.400%	3/15/27	11,100	10,861
	Energy Transfer LP	4.200%	4/15/27	6,900	6,707
[5]	Energy Transfer LP	5.500%	6/1/27	10,800	10,944
	Energy Transfer LP	4.000%	10/1/27	6,000	5,784
	Energy Transfer LP	5.550%	2/15/28	13,700	14,005
	Energy Transfer LP	4.950%	5/15/28	12,200	12,153
	Energy Transfer LP	4.950%	6/15/28	13,110	13,079
	Energy Transfer LP	5.250%	4/15/29	22,800	22,980
	Energy Transfer LP	4.150%	9/15/29	3,000	2,860
	Energy Transfer LP	3.750%	5/15/30	16,180	15,018
	Energy Transfer LP	6.400%	12/1/30	10,870	11,628
	Energy Transfer LP	5.750%	2/15/33	17,060	17,629
	Energy Transfer LP	6.550%	12/1/33	17,330	18,823
	Energy Transfer LP	4.900%	3/15/35	4,100	3,905
	Energy Transfer LP	6.625%	10/15/36	11,675	12,565
[5]	Energy Transfer LP	5.800%	6/15/38	5,790	5,817
	Energy Transfer LP	7.500%	7/1/38	6,132	7,103
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.050%	6/1/41	5,690	5,735
	Energy Transfer LP	6.500%	2/1/42	11,926	12,617
	Energy Transfer LP	6.100%	2/15/42	2,500	2,504
	Energy Transfer LP	4.950%	1/15/43	2,850	2,491
	Energy Transfer LP	5.150%	2/1/43	5,900	5,255
	Energy Transfer LP	5.950%	10/1/43	4,300	4,258
	Energy Transfer LP	5.300%	4/1/44	10,675	9,841
	Energy Transfer LP	5.000%	5/15/44	7,415	6,516
	Energy Transfer LP	5.150%	3/15/45	8,769	8,049
	Energy Transfer LP	5.350%	5/15/45	8,175	7,594
	Energy Transfer LP	6.125%	12/15/45	14,450	14,618
	Energy Transfer LP	5.300%	4/15/47	15,110	13,914
	Energy Transfer LP	5.400%	10/1/47	15,897	14,835
	Energy Transfer LP	6.000%	6/15/48	11,300	11,419
	Energy Transfer LP	6.250%	4/15/49	17,900	18,567
	Energy Transfer LP	5.000%	5/15/50	23,400	20,918
	Eni USA Inc.	7.300%	11/15/27	1,095	1,177
	Enterprise Products Operating LLC	3.750%	2/15/25	7,925	7,821
	Enterprise Products Operating LLC	5.050%	1/10/26	1,600	1,616
	Enterprise Products Operating LLC	3.700%	2/15/26	12,682	12,501
	Enterprise Products Operating LLC	3.950%	2/15/27	1,400	1,379
	Enterprise Products Operating LLC	4.150%	10/16/28	7,870	7,783
	Enterprise Products Operating LLC	3.125%	7/31/29	17,940	16,778
	Enterprise Products Operating LLC	2.800%	1/31/30	11,900	10,774
	Enterprise Products Operating LLC	5.350%	1/31/33	12,000	12,582
[5]	Enterprise Products Operating LLC	6.875%	3/1/33	5,843	6,722
[5]	Enterprise Products Operating LLC	6.650%	10/15/34	235	269
	Enterprise Products Operating LLC	7.550%	4/15/38	3,330	4,081
	Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,393
	Enterprise Products Operating LLC	5.950%	2/1/41	7,465	8,029
	Enterprise Products Operating LLC	5.700%	2/15/42	4,065	4,284
	Enterprise Products Operating LLC	4.850%	8/15/42	12,293	11,797
	Enterprise Products Operating LLC	4.450%	2/15/43	15,212	13,913
	Enterprise Products Operating LLC	4.850%	3/15/44	22,326	21,482
	Enterprise Products Operating LLC	5.100%	2/15/45	10,370	10,215
	Enterprise Products Operating LLC	4.900%	5/15/46	10,385	9,925
	Enterprise Products Operating LLC	4.250%	2/15/48	21,492	18,908
	Enterprise Products Operating LLC	4.800%	2/1/49	13,298	12,616
	Enterprise Products Operating LLC	4.200%	1/31/50	22,942	19,966
	Enterprise Products Operating LLC	3.700%	1/31/51	4,203	3,355
	Enterprise Products Operating LLC	3.200%	2/15/52	9,025	6,592
	Enterprise Products Operating LLC	3.300%	2/15/53	14,300	10,615
	Enterprise Products Operating LLC	4.950%	10/15/54	4,525	4,376

42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.950%	1/31/60	11,600	9,439
[5]	Enterprise Products Operating LLC	5.250%	8/16/77	5,100	4,898
[5]	Enterprise Products Operating LLC	5.375%	2/15/78	11,315	10,145
	EOG Resources Inc.	3.150%	4/1/25	800	784
	EOG Resources Inc.	4.150%	1/15/26	6,750	6,687
	EOG Resources Inc.	4.375%	4/15/30	11,695	11,661
	EOG Resources Inc.	3.900%	4/1/35	2,000	1,841
	EQT Corp.	6.125%	2/1/25	4,019	4,033
[7]	EQT Corp.	3.125%	5/15/26	5,500	5,219
	EQT Corp.	3.900%	10/1/27	12,600	12,063
	EQT Corp.	5.700%	4/1/28	4,855	4,934
	EQT Corp.	5.000%	1/15/29	6,159	6,115
	EQT Corp.	7.000%	2/1/30	9,600	10,301
	Exxon Mobil Corp.	2.992%	3/19/25	47,100	46,145
	Exxon Mobil Corp.	3.043%	3/1/26	27,373	26,586
	Exxon Mobil Corp.	2.275%	8/16/26	24,225	23,060
	Exxon Mobil Corp.	2.440%	8/16/29	9,750	8,871
	Exxon Mobil Corp.	3.482%	3/19/30	21,000	19,972
	Exxon Mobil Corp.	2.610%	10/15/30	25,455	22,738
	Exxon Mobil Corp.	2.995%	8/16/39	11,504	9,243
	Exxon Mobil Corp.	4.227%	3/19/40	26,450	24,565
	Exxon Mobil Corp.	3.567%	3/6/45	14,153	11,644
	Exxon Mobil Corp.	4.114%	3/1/46	13,400	11,951
	Exxon Mobil Corp.	3.095%	8/16/49	18,434	13,689
	Exxon Mobil Corp.	4.327%	3/19/50	28,390	25,914
	Exxon Mobil Corp.	3.452%	4/15/51	30,641	24,116
	Halliburton Co.	3.800%	11/15/25	602	590
	Halliburton Co.	2.920%	3/1/30	10,200	9,178
	Halliburton Co.	4.850%	11/15/35	16,325	16,070
	Halliburton Co.	6.700%	9/15/38	16,880	19,734
	Halliburton Co.	4.500%	11/15/41	3,500	3,168
	Halliburton Co.	4.750%	8/1/43	14,075	13,216
	Halliburton Co.	5.000%	11/15/45	21,117	20,473
	Helmerich & Payne Inc.	2.900%	9/29/31	5,400	4,532
	Hess Corp.	4.300%	4/1/27	11,460	11,349
	Hess Corp.	7.300%	8/15/31	6,760	7,810
	Hess Corp.	7.125%	3/15/33	5,780	6,688
	Hess Corp.	6.000%	1/15/40	15,050	16,367
	Hess Corp.	5.600%	2/15/41	12,672	13,311
	Hess Corp.	5.800%	4/1/47	2,100	2,265
	HF Sinclair Corp.	5.875%	4/1/26	8,008	8,091
	HF Sinclair Corp.	4.500%	10/1/30	5,300	4,953
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,159
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	3,085	3,505
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,097
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,875	7,243
[5]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	13,771	15,137
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	10,188
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,900	5,175
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	1,975
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	5,100	5,238
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	9,504	9,090
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	3,946
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,690	5,747
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	5,137	4,599
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	9,400	8,941
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,629	2,467
	Kinder Morgan Inc.	4.300%	6/1/25	13,295	13,139
	Kinder Morgan Inc.	1.750%	11/15/26	5,000	4,600
	Kinder Morgan Inc.	4.300%	3/1/28	6,851	6,770
	Kinder Morgan Inc.	2.000%	2/15/31	7,800	6,481
[5]	Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,124
[5]	Kinder Morgan Inc.	7.750%	1/15/32	7,956	9,094
	Kinder Morgan Inc.	4.800%	2/1/33	9,000	8,684
	Kinder Morgan Inc.	5.200%	6/1/33	16,000	15,914
	Kinder Morgan Inc.	5.300%	12/1/34	9,244	9,203
	Kinder Morgan Inc.	5.550%	6/1/45	24,725	23,874
	Kinder Morgan Inc.	5.050%	2/15/46	8,935	7,997
	Kinder Morgan Inc.	5.200%	3/1/48	4,100	3,760
	Kinder Morgan Inc.	3.250%	8/1/50	5,200	3,488
	Kinder Morgan Inc.	3.600%	2/15/51	10,000	7,172
	Kinder Morgan Inc.	5.450%	8/1/52	9,000	8,644
	Magellan Midstream Partners LP	5.000%	3/1/26	9,075	9,055
	Magellan Midstream Partners LP	3.250%	6/1/30	11,150	10,120
	Magellan Midstream Partners LP	5.150%	10/15/43	3,775	3,536
	Magellan Midstream Partners LP	4.250%	9/15/46	5,285	4,263
	Magellan Midstream Partners LP	4.200%	10/3/47	10,710	8,507
	Magellan Midstream Partners LP	4.850%	2/1/49	500	443
	Magellan Midstream Partners LP	3.950%	3/1/50	7,450	5,704
	Marathon Oil Corp.	4.400%	7/15/27	15,100	14,740
	Marathon Oil Corp.	6.800%	3/15/32	5,755	6,232
	Marathon Oil Corp.	6.600%	10/1/37	8,457	8,952
	Marathon Oil Corp.	5.200%	6/1/45	5,148	4,567
	Marathon Petroleum Corp.	4.700%	5/1/25	12,000	11,918
	Marathon Petroleum Corp.	5.125%	12/15/26	10,000	10,115
	Marathon Petroleum Corp.	3.800%	4/1/28	3,825	3,657
	Marathon Petroleum Corp.	6.500%	3/1/41	13,232	14,249
	Marathon Petroleum Corp.	4.750%	9/15/44	8,395	7,518
	Marathon Petroleum Corp.	4.500%	4/1/48	7,685	6,448
	Marathon Petroleum Corp.	5.000%	9/15/54	4,425	3,892
	MPLX LP	4.875%	12/1/24	19,058	18,939
	MPLX LP	4.000%	2/15/25	6,000	5,911
	MPLX LP	4.875%	6/1/25	13,424	13,343
	MPLX LP	1.750%	3/1/26	16,519	15,455
	MPLX LP	4.125%	3/1/27	10,525	10,306
	MPLX LP	4.250%	12/1/27	8,960	8,754
	MPLX LP	4.000%	3/15/28	19,650	18,965
	MPLX LP	4.800%	2/15/29	7,643	7,595
	MPLX LP	2.650%	8/15/30	15,341	13,252
	MPLX LP	4.950%	9/1/32	9,998	9,795
	MPLX LP	5.000%	3/1/33	11,800	11,572
	MPLX LP	4.500%	4/15/38	13,962	12,432
	MPLX LP	5.200%	3/1/47	14,335	13,330
	MPLX LP	5.200%	12/1/47	16,225	14,829
	MPLX LP	4.700%	4/15/48	9,495	8,203
	MPLX LP	5.500%	2/15/49	13,690	13,262
	MPLX LP	4.950%	3/14/52	15,000	13,394
	MPLX LP	5.650%	3/1/53	8,300	8,201
	MPLX LP	4.900%	4/15/58	4,500	3,830
	NOV Inc.	3.600%	12/1/29	3,438	3,179
	NOV Inc.	3.950%	12/1/42	11,900	9,167
	Occidental Petroleum Corp.	5.875%	9/1/25	6,393	6,439
	Occidental Petroleum Corp.	5.500%	12/1/25	4,995	5,007
	Occidental Petroleum Corp.	5.550%	3/15/26	8,980	9,054
	Occidental Petroleum Corp.	8.500%	7/15/27	5,158	5,628
	Occidental Petroleum Corp.	6.375%	9/1/28	5,812	6,128
	Occidental Petroleum Corp.	8.875%	7/15/30	12,542	14,670
	Occidental Petroleum Corp.	6.625%	9/1/30	16,278	17,328

43

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Occidental Petroleum Corp.	6.125%	1/1/31	13,129	13,656
Occidental Petroleum Corp.	7.500%	5/1/31	9,157	10,272
Occidental Petroleum Corp.	7.875%	9/15/31	5,100	5,794
Occidental Petroleum Corp.	6.450%	9/15/36	18,043	19,138
Occidental Petroleum Corp.	7.950%	6/15/39	2,562	2,988
Occidental Petroleum Corp.	6.200%	3/15/40	8,642	8,909
Occidental Petroleum Corp.	6.600%	3/15/46	12,262	13,253
Occidental Petroleum Corp.	4.400%	4/15/46	4,469	3,660
Occidental Petroleum Corp.	4.200%	3/15/48	4,173	3,280
ONEOK Inc.	2.200%	9/15/25	7,000	6,659
ONEOK Inc.	5.850%	1/15/26	3,367	3,420
ONEOK Inc.	5.550%	11/1/26	2,087	2,124
ONEOK Inc.	4.000%	7/13/27	9,250	8,983
ONEOK Inc.	4.550%	7/15/28	8,241	8,138
ONEOK Inc.	5.650%	11/1/28	7,000	7,235
ONEOK Inc.	4.350%	3/15/29	9,600	9,328
ONEOK Inc.	3.400%	9/1/29	13,025	12,000
ONEOK Inc.	3.100%	3/15/30	8,000	7,187
ONEOK Inc.	5.800%	11/1/30	5,000	5,203
ONEOK Inc.	6.350%	1/15/31	7,000	7,474
ONEOK Inc.	6.050%	9/1/33	19,000	20,110
ONEOK Inc.	6.000%	6/15/35	5,428	5,588
ONEOK Inc.	4.950%	7/13/47	9,164	8,211
ONEOK Inc.	5.200%	7/15/48	10,600	9,947
ONEOK Inc.	4.450%	9/1/49	8,210	6,890
ONEOK Inc.	4.500%	3/15/50	4,085	3,424
ONEOK Inc.	7.150%	1/15/51	2,900	3,329
ONEOK Inc.	6.625%	9/1/53	19,000	21,303
ONEOK Partners LP	4.900%	3/15/25	5,039	5,015
ONEOK Partners LP	6.650%	10/1/36	15,153	16,503
ONEOK Partners LP	6.850%	10/15/37	6,725	7,417
ONEOK Partners LP	6.125%	2/1/41	750	783
ONEOK Partners LP	6.200%	9/15/43	4,185	4,399
Ovintiv Inc.	5.375%	1/1/26	1,300	1,301
Ovintiv Inc.	5.650%	5/15/28	7,472	7,630
Ovintiv Inc.	7.375%	11/1/31	5,000	5,510
Ovintiv Inc.	6.250%	7/15/33	5,025	5,199
Ovintiv Inc.	6.500%	8/15/34	8,443	8,988
Ovintiv Inc.	6.625%	8/15/37	11,375	11,780
Ovintiv Inc.	6.500%	2/1/38	4,200	4,336
Ovintiv Inc.	7.100%	7/15/53	4,000	4,401
Patterson-UTI Energy Inc.	3.950%	2/1/28	5,400	5,049
Patterson-UTI Energy Inc.	5.150%	11/15/29	3,800	3,633
Patterson-UTI Energy Inc.	7.150%	10/1/33	4,385	4,649
Phillips 66	3.850%	4/9/25	7,700	7,577
Phillips 66	1.300%	2/15/26	2,800	2,600
Phillips 66	3.900%	3/15/28	9,896	9,633
Phillips 66	2.150%	12/15/30	9,000	7,590
Phillips 66	4.650%	11/15/34	13,650	13,270
Phillips 66	5.875%	5/1/42	18,756	20,320
Phillips 66	4.875%	11/15/44	16,940	16,237
Phillips 66	3.300%	3/15/52	10,900	7,819
Phillips 66 Co.	3.605%	2/15/25	5,400	5,307
Phillips 66 Co.	3.550%	10/1/26	6,075	5,885
Phillips 66 Co.	4.950%	12/1/27	2,975	3,003
Phillips 66 Co.	3.750%	3/1/28	2,000	1,923
Phillips 66 Co.	3.150%	12/15/29	5,275	4,855
Phillips 66 Co.	5.300%	6/30/33	4,750	4,884
Phillips 66 Co.	4.680%	2/15/45	4,740	4,310
Phillips 66 Co.	4.900%	10/1/46	5,000	4,681
Pioneer Natural Resources Co.	1.125%	1/15/26	6,400	5,946
Pioneer Natural Resources Co.	1.900%	8/15/30	13,865	11,784
Pioneer Natural Resources Co.	2.150%	1/15/31	10,000	8,513
Plains All American Pipeline LP	4.650%	10/15/25	11,466	11,341
Plains All American Pipeline LP	4.500%	12/15/26	10,450	10,324
Plains All American Pipeline LP	3.550%	12/15/29	8,200	7,549
Plains All American Pipeline LP	3.800%	9/15/30	7,300	6,724
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Plains All American Pipeline LP	6.650%	1/15/37	4,100	4,396
Plains All American Pipeline LP	5.150%	6/1/42	5,130	4,643
Plains All American Pipeline LP	4.300%	1/31/43	3,645	2,917
Plains All American Pipeline LP	4.700%	6/15/44	8,580	7,185
Plains All American Pipeline LP	4.900%	2/15/45	6,664	5,760
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	21,546
Sabine Pass Liquefaction LLC	5.875%	6/30/26	22,000	22,385
Sabine Pass Liquefaction LLC	5.000%	3/15/27	23,500	23,600
Sabine Pass Liquefaction LLC	4.200%	3/15/28	21,100	20,671
Sabine Pass Liquefaction LLC	4.500%	5/15/30	20,795	20,353
Sabine Pass Liquefaction LLC	5.900%	9/15/37	4,065	4,296
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	5,000	4,735
Schlumberger Investment SA	4.500%	5/15/28	6,100	6,162
Schlumberger Investment SA	2.650%	6/26/30	10,060	9,038
Schlumberger Investment SA	4.850%	5/15/33	7,350	7,467
Shell International Finance BV	3.250%	5/11/25	30,500	29,921
Shell International Finance BV	2.875%	5/10/26	9,980	9,613
Shell International Finance BV	2.500%	9/12/26	12,897	12,278
Shell International Finance BV	3.875%	11/13/28	15,425	15,193
Shell International Finance BV	2.375%	11/7/29	39,174	35,257
Shell International Finance BV	2.750%	4/6/30	23,705	21,679
Shell International Finance BV	4.125%	5/11/35	23,141	22,118
Shell International Finance BV	6.375%	12/15/38	23,423	26,952
Shell International Finance BV	2.875%	11/26/41	6,580	4,984
Shell International Finance BV	3.625%	8/21/42	14,227	12,040
Shell International Finance BV	4.550%	8/12/43	16,125	15,254
Shell International Finance BV	4.375%	5/11/45	32,387	29,721
Shell International Finance BV	4.000%	5/10/46	27,925	24,242
Shell International Finance BV	3.750%	9/12/46	6,325	5,260
Shell International Finance BV	3.125%	11/7/49	13,195	9,709
Shell International Finance BV	3.250%	4/6/50	15,515	11,689
Shell International Finance BV	3.000%	11/26/51	21,200	15,173
Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,901
Spectra Energy Partners LP	3.375%	10/15/26	5,145	4,954
Spectra Energy Partners LP	5.950%	9/25/43	3,140	3,211
Spectra Energy Partners LP	4.500%	3/15/45	12,925	11,080
Suncor Energy Inc.	7.150%	2/1/32	6,407	7,168
Suncor Energy Inc.	5.950%	12/1/34	1,295	1,357
Suncor Energy Inc.	6.800%	5/15/38	9,815	10,742
Suncor Energy Inc.	6.500%	6/15/38	15,285	16,354
Suncor Energy Inc.	6.850%	6/1/39	7,666	8,451
Suncor Energy Inc.	4.000%	11/15/47	9,295	7,365
Suncor Energy Inc.	3.750%	3/4/51	8,350	6,272
Targa Resources Corp.	6.150%	3/1/29	11,000	11,517
Targa Resources Corp.	4.200%	2/1/33	13,070	12,034
Targa Resources Corp.	6.125%	3/15/33	7,794	8,220
Targa Resources Corp.	6.500%	3/30/34	11,000	11,897
Targa Resources Corp.	4.950%	4/15/52	15,270	13,418
Targa Resources Corp.	6.250%	7/1/52	4,900	5,073
Targa Resources Corp.	6.500%	2/15/53	9,000	9,748
Targa Resources Partners LP	6.500%	7/15/27	4,000	4,062
Targa Resources Partners LP	5.000%	1/15/28	7,000	6,919
Targa Resources Partners LP	6.875%	1/15/29	7,000	7,230
Targa Resources Partners LP	5.500%	3/1/30	10,000	9,990
Targa Resources Partners LP	4.875%	2/1/31	10,000	9,709
Targa Resources Partners LP	4.000%	1/15/32	10,000	9,112
TC PipeLines LP	3.900%	5/25/27	7,100	6,816
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	869
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,000	4,326
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	230
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,588
TotalEnergies Capital International SA	2.434%	1/10/25	11,442	11,160
TotalEnergies Capital International SA	3.455%	2/19/29	18,685	18,024

44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TotalEnergies Capital International SA	2.829%	1/10/30	11,000	10,117
	TotalEnergies Capital International SA	2.986%	6/29/41	15,428	12,022
	TotalEnergies Capital International SA	3.461%	7/12/49	1,400	1,106
	TotalEnergies Capital International SA	3.127%	5/29/50	35,100	25,825
	TotalEnergies Capital International SA	3.386%	6/29/60	7,000	5,212
	TotalEnergies Capital SA	3.883%	10/11/28	6,350	6,233
	TransCanada PipeLines Ltd.	4.875%	1/15/26	6,000	5,985
	TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	9,842
	TransCanada PipeLines Ltd.	4.100%	4/15/30	26,700	25,403
	TransCanada PipeLines Ltd.	2.500%	10/12/31	11,000	9,206
	TransCanada PipeLines Ltd.	4.625%	3/1/34	13,231	12,524
	TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,153
	TransCanada PipeLines Ltd.	5.850%	3/15/36	5,025	5,191
	TransCanada PipeLines Ltd.	6.200%	10/15/37	18,175	19,349
	TransCanada PipeLines Ltd.	4.750%	5/15/38	13,700	12,691
	TransCanada PipeLines Ltd.	7.250%	8/15/38	5,000	5,816
	TransCanada PipeLines Ltd.	6.100%	6/1/40	12,134	12,816
	TransCanada PipeLines Ltd.	5.000%	10/16/43	7,700	7,212
	TransCanada PipeLines Ltd.	4.875%	5/15/48	19,525	17,901
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	10,484
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	11,200	10,861
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	14,546	13,206
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,050	1,042
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,723	2,409
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	6,550	5,917
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	5,400	4,373
	Valero Energy Corp.	2.150%	9/15/27	6,600	6,028
	Valero Energy Corp.	4.350%	6/1/28	11,262	11,104
	Valero Energy Corp.	2.800%	12/1/31	5,150	4,386
	Valero Energy Corp.	7.500%	4/15/32	7,131	8,236
	Valero Energy Corp.	6.625%	6/15/37	18,035	19,778
	Valero Energy Corp.	4.900%	3/15/45	4,900	4,528
	Valero Energy Corp.	3.650%	12/1/51	10,000	7,305
	Valero Energy Corp.	4.000%	6/1/52	6,500	5,033
	Valero Energy Partners LP	4.500%	3/15/28	3,090	3,039
	Western Midstream Operating LP	3.100%	2/1/25	5,000	4,871
	Western Midstream Operating LP	4.500%	3/1/28	4,282	4,146
	Western Midstream Operating LP	4.750%	8/15/28	2,157	2,109
	Western Midstream Operating LP	4.050%	2/1/30	13,573	12,710
	Western Midstream Operating LP	6.150%	4/1/33	7,900	8,209
	Western Midstream Operating LP	5.450%	4/1/44	6,600	5,982
	Western Midstream Operating LP	5.300%	3/1/48	7,240	6,334
	Western Midstream Operating LP	5.500%	8/15/48	2,715	2,415
	Western Midstream Operating LP	5.250%	2/1/50	14,000	12,505
	Williams Cos. Inc.	3.900%	1/15/25	22,560	22,202
	Williams Cos. Inc.	4.000%	9/15/25	7,275	7,142
	Williams Cos. Inc.	5.400%	3/2/26	1,700	1,717
	Williams Cos. Inc.	3.750%	6/15/27	12,000	11,568
	Williams Cos. Inc.	5.300%	8/15/28	7,326	7,501
	Williams Cos. Inc.	3.500%	11/15/30	12,510	11,469
[5]	Williams Cos. Inc.	7.500%	1/15/31	550	620
	Williams Cos. Inc.	2.600%	3/15/31	12,000	10,273
	Williams Cos. Inc.	4.650%	8/15/32	17,370	16,973
	Williams Cos. Inc.	5.650%	3/15/33	6,200	6,482
	Williams Cos. Inc.	6.300%	4/15/40	12,920	13,817
	Williams Cos. Inc.	5.800%	11/15/43	8,000	8,069
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.400%	3/4/44	9,250	9,016
	Williams Cos. Inc.	5.750%	6/24/44	6,700	6,764
	Williams Cos. Inc.	4.900%	1/15/45	8,178	7,445
	Williams Cos. Inc.	5.100%	9/15/45	10,038	9,462
	Williams Cos. Inc.	4.850%	3/1/48	8,890	8,088
	Williams Cos. Inc.	3.500%	10/15/51	4,200	3,078
	Williams Cos. Inc.	5.300%	8/15/52	10,000	9,706
					5,026,746
Financials (7.6%)
	ACE Capital Trust II	9.700%	4/1/30	725	856
[5]	Aegon Ltd.	5.500%	4/11/48	6,000	5,715
	AerCap Ireland Capital DAC	3.500%	1/15/25	2,050	2,005
	AerCap Ireland Capital DAC	6.500%	7/15/25	24,304	24,666
	AerCap Ireland Capital DAC	4.450%	10/1/25	8,945	8,782
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,000	9,299
	AerCap Ireland Capital DAC	4.450%	4/3/26	10,139	9,956
	AerCap Ireland Capital DAC	2.450%	10/29/26	39,000	36,126
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,000	3,064
	AerCap Ireland Capital DAC	3.650%	7/21/27	12,210	11,608
	AerCap Ireland Capital DAC	4.625%	10/15/27	22,000	21,614
	AerCap Ireland Capital DAC	3.875%	1/23/28	15,650	14,919
	AerCap Ireland Capital DAC	5.750%	6/6/28	8,000	8,192
	AerCap Ireland Capital DAC	3.000%	10/29/28	40,000	36,516
	AerCap Ireland Capital DAC	6.150%	9/30/30	8,300	8,757
	AerCap Ireland Capital DAC	3.300%	1/30/32	68,500	59,653
	AerCap Ireland Capital DAC	3.400%	10/29/33	11,500	9,880
	AerCap Ireland Capital DAC	3.850%	10/29/41	15,000	12,131
	Affiliated Managers Group Inc.	3.500%	8/1/25	10,908	10,577
	Affiliated Managers Group Inc.	3.300%	6/15/30	11,576	10,290
	Aflac Inc.	1.125%	3/15/26	5,010	4,624
	Aflac Inc.	2.875%	10/15/26	4,765	4,531
	Aflac Inc.	3.600%	4/1/30	27,801	26,272
	Aflac Inc.	4.000%	10/15/46	6,700	5,456
	Aflac Inc.	4.750%	1/15/49	9,075	8,536
[5]	Air Lease Corp.	2.300%	2/1/25	4,500	4,342
	Air Lease Corp.	3.250%	3/1/25	11,202	10,909
	Air Lease Corp.	3.375%	7/1/25	7,000	6,780
[5]	Air Lease Corp.	2.875%	1/15/26	8,734	8,326
[5]	Air Lease Corp.	3.750%	6/1/26	2,680	2,589
	Air Lease Corp.	1.875%	8/15/26	10,000	9,209
	Air Lease Corp.	2.200%	1/15/27	5,000	4,582
	Air Lease Corp.	3.625%	4/1/27	6,569	6,277
	Air Lease Corp.	3.625%	12/1/27	6,800	6,437
	Air Lease Corp.	2.100%	9/1/28	5,000	4,384
	Air Lease Corp.	4.625%	10/1/28	6,300	6,161
	Air Lease Corp.	3.250%	10/1/29	4,265	3,858
[5]	Air Lease Corp.	3.000%	2/1/30	10,300	9,135
[5]	Air Lease Corp.	2.875%	1/15/32	19,650	16,658
	Aircastle Ltd.	4.250%	6/15/26	18,771	18,161
	Alleghany Corp.	4.900%	9/15/44	4,575	4,447
	Alleghany Corp.	3.250%	8/15/51	11,750	8,887
	Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,262
	Allstate Corp.	0.750%	12/15/25	4,000	3,689
	Allstate Corp.	3.280%	12/15/26	7,950	7,680
	Allstate Corp.	1.450%	12/15/30	14,000	11,324
	Allstate Corp.	5.250%	3/30/33	4,600	4,699
	Allstate Corp.	5.350%	6/1/33	1,700	1,744
	Allstate Corp.	5.550%	5/9/35	3,475	3,610
	Allstate Corp.	5.950%	4/1/36	925	989
	Allstate Corp.	4.500%	6/15/43	5,950	5,342
	Allstate Corp.	4.200%	12/15/46	2,265	1,923
	Allstate Corp.	3.850%	8/10/49	16,280	13,132
[5]	Allstate Corp.	6.500%	5/15/57	5,775	5,741
	Ally Financial Inc.	4.625%	3/30/25	2,075	2,048
	Ally Financial Inc.	4.750%	6/9/27	5,000	4,820
	Ally Financial Inc.	7.100%	11/15/27	24,247	25,272

45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	6.992%	6/13/29	5,685	5,880
[5]	Ally Financial Inc.	8.000%	11/1/31	27,425	30,042
	Ally Financial Inc.	8.000%	11/1/31	2,250	2,457
	American Equity Investment Life Holding Co.	5.000%	6/15/27	5,361	5,144
	American Express Co.	3.625%	12/5/24	19,560	19,237
	American Express Co.	2.250%	3/4/25	6,800	6,580
	American Express Co.	3.950%	8/1/25	5,995	5,899
	American Express Co.	4.200%	11/6/25	11,265	11,136
	American Express Co.	4.900%	2/13/26	13,460	13,490
	American Express Co.	4.990%	5/1/26	22,215	22,163
	American Express Co.	3.125%	5/20/26	9,338	9,010
	American Express Co.	6.338%	10/30/26	4,300	4,387
	American Express Co.	1.650%	11/4/26	9,600	8,861
	American Express Co.	2.550%	3/4/27	31,536	29,545
	American Express Co.	3.300%	5/3/27	38,035	36,360
	American Express Co.	5.389%	7/28/27	11,000	11,129
	American Express Co.	5.850%	11/5/27	8,000	8,348
	American Express Co.	5.282%	7/27/29	26,000	26,521
	American Express Co.	6.489%	10/30/31	10,075	10,923
	American Express Co.	4.989%	5/26/33	5,000	4,987
	American Express Co.	4.420%	8/3/33	9,990	9,620
	American Express Co.	5.043%	5/1/34	11,579	11,563
	American Express Co.	5.625%	7/28/34	4,000	4,140
	American Express Co.	4.050%	12/3/42	11,223	10,144
	American Financial Group Inc.	5.250%	4/2/30	4,396	4,408
	American Financial Group Inc.	4.500%	6/15/47	6,893	5,790
	American International Group Inc.	4.200%	4/1/28	6,915	6,759
	American International Group Inc.	4.250%	3/15/29	2,397	2,313
	American International Group Inc.	3.400%	6/30/30	12,000	11,041
	American International Group Inc.	5.125%	3/27/33	7,226	7,334
	American International Group Inc.	4.700%	7/10/35	2,706	2,497
	American International Group Inc.	6.250%	5/1/36	15,405	16,391
	American International Group Inc.	4.500%	7/16/44	4,106	3,712
	American International Group Inc.	4.800%	7/10/45	10,577	9,981
	American International Group Inc.	4.750%	4/1/48	2,629	2,491
[5]	American International Group Inc.	5.750%	4/1/48	7,950	7,858
	American International Group Inc.	4.375%	6/30/50	10,645	9,523
	Ameriprise Financial Inc.	3.000%	4/2/25	700	683
	Ameriprise Financial Inc.	2.875%	9/15/26	16,275	15,583
	Ameriprise Financial Inc.	5.700%	12/15/28	4,000	4,193
	Ameriprise Financial Inc.	4.500%	5/13/32	3,000	2,979
	Ameriprise Financial Inc.	5.150%	5/15/33	5,000	5,158
[5]	Andrew W Mellon Foundation	0.947%	8/1/27	2,500	2,205
[5]	Aon Corp.	8.205%	1/1/27	3,000	3,202
	Aon Corp.	2.850%	5/28/27	4,365	4,124
	Aon Corp.	4.500%	12/15/28	10,500	10,376
	Aon Corp.	3.750%	5/2/29	1,280	1,225
	Aon Corp.	2.800%	5/15/30	16,672	14,788
	Aon Corp.	2.600%	12/2/31	3,000	2,541
	Aon Corp.	5.000%	9/12/32	2,000	2,003
	Aon Corp.	5.350%	2/28/33	14,056	14,440
	Aon Corp.	6.250%	9/30/40	4,650	5,024
	Aon Corp.	2.900%	8/23/51	12,233	8,011
	Aon Corp.	3.900%	2/28/52	8,817	6,990
	Aon Global Ltd.	3.875%	12/15/25	5,774	5,654
	Aon Global Ltd.	4.600%	6/14/44	8,451	7,573
	Aon Global Ltd.	4.750%	5/15/45	1,104	1,018
	Apollo Global Management Inc.	6.375%	11/15/33	5,090	5,481
	Arch Capital Finance LLC	4.011%	12/15/26	4,725	4,590
	Arch Capital Finance LLC	5.031%	12/15/46	3,225	3,018
	Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,260
	Arch Capital Group Ltd.	3.635%	6/30/50	9,640	7,373
	Arch Capital Group US Inc.	5.144%	11/1/43	9,837	9,345
	Ares Capital Corp.	4.250%	3/1/25	1,554	1,517
	Ares Capital Corp.	3.250%	7/15/25	23,468	22,483
	Ares Capital Corp.	3.875%	1/15/26	5,300	5,095
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ares Capital Corp.	2.150%	7/15/26	11,000	10,024
	Ares Capital Corp.	7.000%	1/15/27	10,596	10,908
	Ares Capital Corp.	2.875%	6/15/27	11,278	10,312
	Ares Capital Corp.	3.200%	11/15/31	8,700	7,281
	Arthur J Gallagher & Co.	2.400%	11/9/31	6,000	4,956
	Arthur J Gallagher & Co.	5.500%	3/2/33	5,000	5,093
	Arthur J Gallagher & Co.	6.500%	2/15/34	4,200	4,597
	Arthur J Gallagher & Co.	3.500%	5/20/51	10,000	7,414
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,000	1,342
	Arthur J Gallagher & Co.	5.750%	3/2/53	8,590	8,799
	Arthur J Gallagher & Co.	6.750%	2/15/54	5,000	5,869
	Assurant Inc.	4.900%	3/27/28	1,600	1,583
	Assurant Inc.	3.700%	2/22/30	1,300	1,171
	Assurant Inc.	6.750%	2/15/34	917	984
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	3,600	3,774
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	2,000	1,768
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	2,000	1,438
	Athene Holding Ltd.	4.125%	1/12/28	12,525	11,978
	Athene Holding Ltd.	6.150%	4/3/30	11,425	11,805
	Athene Holding Ltd.	3.500%	1/15/31	21,558	18,987
	Athene Holding Ltd.	3.950%	5/25/51	7,100	5,339
	Athene Holding Ltd.	3.450%	5/15/52	4,300	2,915
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	5,800	5,852
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	5,000	5,080
[5]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	1,197	1,174
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	11,515	11,582
	AXA SA	8.600%	12/15/30	7,660	9,216
	AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,462
[5]	AXIS Specialty Finance LLC	4.900%	1/15/40	2,930	2,438
	AXIS Specialty Finance plc	4.000%	12/6/27	10,000	9,580
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	3,000	2,792
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	3,000	2,709
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	10,000	10,276
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	8,200	8,932
	Banco Santander SA	3.496%	3/24/25	27,200	26,621
	Banco Santander SA	2.746%	5/28/25	5,000	4,826
	Banco Santander SA	5.147%	8/18/25	10,100	10,047
	Banco Santander SA	5.179%	11/19/25	12,510	12,400
	Banco Santander SA	1.849%	3/25/26	27,116	25,118
	Banco Santander SA	4.250%	4/11/27	18,975	18,386
	Banco Santander SA	5.294%	8/18/27	32,500	32,580
	Banco Santander SA	6.527%	11/7/27	22,800	23,605
	Banco Santander SA	3.800%	2/23/28	9,800	9,255
	Banco Santander SA	4.175%	3/24/28	25,000	24,050
	Banco Santander SA	4.379%	4/12/28	7,800	7,575
	Banco Santander SA	5.588%	8/8/28	10,000	10,206
	Banco Santander SA	6.607%	11/7/28	19,000	20,244
	Banco Santander SA	3.490%	5/28/30	6,000	5,404
	Banco Santander SA	2.749%	12/3/30	15,000	12,456
	Banco Santander SA	2.958%	3/25/31	17,900	15,397
	Banco Santander SA	6.921%	8/8/33	22,000	23,468
	Banco Santander SA	6.938%	11/7/33	16,640	18,510
[5]	Bank of America Corp.	4.000%	1/22/25	50,180	49,497
[5]	Bank of America Corp.	3.950%	4/21/25	32,350	31,809
[5]	Bank of America Corp.	3.875%	8/1/25	13,623	13,432
[5]	Bank of America Corp.	1.530%	12/6/25	12,835	12,336
[5]	Bank of America Corp.	3.366%	1/23/26	37,994	37,110

46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bank of America Corp.	2.015%	2/13/26	2,355	2,263
[5]	Bank of America Corp.	4.450%	3/3/26	22,051	21,791
[5]	Bank of America Corp.	3.384%	4/2/26	31,414	30,575
[5]	Bank of America Corp.	3.500%	4/19/26	28,565	27,805
[5]	Bank of America Corp.	1.319%	6/19/26	17,500	16,472
[5]	Bank of America Corp.	4.827%	7/22/26	10,000	9,926
[5]	Bank of America Corp.	4.250%	10/22/26	14,515	14,254
[5]	Bank of America Corp.	1.197%	10/24/26	15,000	13,932
	Bank of America Corp.	5.080%	1/20/27	15,600	15,572
[5]	Bank of America Corp.	1.658%	3/11/27	15,000	13,877
[5]	Bank of America Corp.	3.559%	4/23/27	49,330	47,496
	Bank of America Corp.	1.734%	7/22/27	51,550	47,218
	Bank of America Corp.	5.933%	9/15/27	25,000	25,503
[5]	Bank of America Corp.	3.248%	10/21/27	53,700	51,115
[5]	Bank of America Corp.	4.183%	11/25/27	25,000	24,313
[5]	Bank of America Corp.	3.824%	1/20/28	30,992	29,800
[5]	Bank of America Corp.	3.705%	4/24/28	25,875	24,724
	Bank of America Corp.	4.376%	4/27/28	20,050	19,597
[5]	Bank of America Corp.	3.593%	7/21/28	47,625	45,193
[5]	Bank of America Corp.	4.948%	7/22/28	50,000	49,957
	Bank of America Corp.	6.204%	11/10/28	20,500	21,408
[5]	Bank of America Corp.	3.419%	12/20/28	100,985	95,074
[5]	Bank of America Corp.	3.970%	3/5/29	10,000	9,551
	Bank of America Corp.	5.202%	4/25/29	53,605	53,932
[5]	Bank of America Corp.	2.087%	6/14/29	25,000	22,047
[5]	Bank of America Corp.	4.271%	7/23/29	40,000	38,600
	Bank of America Corp.	5.819%	9/15/29	25,000	25,806
[5]	Bank of America Corp.	3.974%	2/7/30	10,000	9,481
[5]	Bank of America Corp.	3.194%	7/23/30	2,865	2,598
[5]	Bank of America Corp.	2.884%	10/22/30	38,825	34,476
[5]	Bank of America Corp.	2.496%	2/13/31	5,955	5,118
[5]	Bank of America Corp.	2.592%	4/29/31	53,048	45,686
[5]	Bank of America Corp.	1.898%	7/23/31	20,800	16,989
[5]	Bank of America Corp.	1.922%	10/24/31	25,000	20,304
[5]	Bank of America Corp.	2.651%	3/11/32	13,300	11,240
	Bank of America Corp.	2.687%	4/22/32	112,675	95,140
	Bank of America Corp.	2.299%	7/21/32	34,000	27,772
	Bank of America Corp.	2.572%	10/20/32	26,399	21,900
[5]	Bank of America Corp.	2.972%	2/4/33	80,000	67,981
	Bank of America Corp.	4.571%	4/27/33	50	48
[5]	Bank of America Corp.	5.015%	7/22/33	55,500	54,870
	Bank of America Corp.	5.288%	4/25/34	77,955	78,174
	Bank of America Corp.	5.872%	9/15/34	35,000	36,676
	Bank of America Corp.	2.482%	9/21/36	21,340	16,932
	Bank of America Corp.	6.110%	1/29/37	22,087	23,601
	Bank of America Corp.	3.846%	3/8/37	32,155	28,239
[5]	Bank of America Corp.	4.244%	4/24/38	36,831	33,229
	Bank of America Corp.	7.750%	5/14/38	18,175	22,094
[5]	Bank of America Corp.	4.078%	4/23/40	23,405	20,529
[5]	Bank of America Corp.	2.676%	6/19/41	58,925	42,253
[5]	Bank of America Corp.	5.875%	2/7/42	5,235	5,648
	Bank of America Corp.	3.311%	4/22/42	47,505	37,088
[5]	Bank of America Corp.	5.000%	1/21/44	14,777	14,550
[5]	Bank of America Corp.	4.875%	4/1/44	7,682	7,480
[5]	Bank of America Corp.	4.750%	4/21/45	4,425	4,044
[5]	Bank of America Corp.	4.443%	1/20/48	10,998	9,906
[5]	Bank of America Corp.	3.946%	1/23/49	17,575	14,781
[5]	Bank of America Corp.	4.330%	3/15/50	2,600	2,282
[5]	Bank of America Corp.	4.083%	3/20/51	104,135	87,922
[5]	Bank of America Corp.	2.831%	10/24/51	75	51
[5]	Bank of America Corp.	3.483%	3/13/52	600	464
	Bank of America Corp.	2.972%	7/21/52	31,750	22,403
	Bank of America NA	5.650%	8/18/25	21,925	22,207
	Bank of America NA	5.526%	8/18/26	22,165	22,575
[5]	Bank of America NA	6.000%	10/15/36	7,400	8,029
[5]	Bank of Montreal	1.500%	1/10/25	10,700	10,308
[5]	Bank of Montreal	1.850%	5/1/25	24,110	23,133
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Bank of Montreal	3.700%	6/7/25	6,100	5,983
	Bank of Montreal	5.920%	9/25/25	8,300	8,430
	Bank of Montreal	5.300%	6/5/26	8,000	8,078
[5]	Bank of Montreal	2.650%	3/8/27	15,825	14,902
[5]	Bank of Montreal	4.700%	9/14/27	5,100	5,112
	Bank of Montreal	5.203%	2/1/28	27,800	28,327
	Bank of Montreal	5.717%	9/25/28	8,300	8,604
[5]	Bank of Montreal	3.803%	12/15/32	18,390	16,907
	Bank of Montreal	3.088%	1/10/37	7,600	6,172
[5]	Bank of New York Mellon Corp.	3.250%	9/11/24	6,918	6,817
[5]	Bank of New York Mellon Corp.	3.000%	2/24/25	4,702	4,598
[5]	Bank of New York Mellon Corp.	1.600%	4/24/25	3,584	3,441
[5]	Bank of New York Mellon Corp.	3.950%	11/18/25	422	414
[5]	Bank of New York Mellon Corp.	2.800%	5/4/26	9,358	8,962
[5]	Bank of New York Mellon Corp.	5.148%	5/22/26	4,915	4,914
	Bank of New York Mellon Corp.	4.414%	7/24/26	33,000	32,651
[5]	Bank of New York Mellon Corp.	2.450%	8/17/26	8,315	7,850
[5]	Bank of New York Mellon Corp.	2.050%	1/26/27	3,400	3,160
	Bank of New York Mellon Corp.	4.947%	4/26/27	13,055	13,052
[5]	Bank of New York Mellon Corp.	3.250%	5/16/27	15,989	15,325
[5]	Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	5,916
[5]	Bank of New York Mellon Corp.	3.442%	2/7/28	14,576	14,031
[5]	Bank of New York Mellon Corp.	3.992%	6/13/28	9,000	8,791
[5]	Bank of New York Mellon Corp.	5.802%	10/25/28	15,000	15,552
[5]	Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,420
	Bank of New York Mellon Corp.	4.543%	2/1/29	11,875	11,800
[5]	Bank of New York Mellon Corp.	6.317%	10/25/29	9,000	9,552
[5]	Bank of New York Mellon Corp.	1.650%	1/28/31	3,113	2,585
	Bank of New York Mellon Corp.	2.500%	1/26/32	9,350	7,994
[5]	Bank of New York Mellon Corp.	5.834%	10/25/33	26,000	27,576
	Bank of New York Mellon Corp.	4.706%	2/1/34	26,500	25,911
[5]	Bank of New York Mellon Corp.	4.967%	4/26/34	20,000	19,923
	Bank of Nova Scotia	5.250%	12/6/24	19,875	19,857
	Bank of Nova Scotia	1.450%	1/10/25	3,380	3,256
	Bank of Nova Scotia	2.200%	2/3/25	35,680	34,598
[5]	Bank of Nova Scotia	3.450%	4/11/25	19,744	19,334
	Bank of Nova Scotia	1.300%	6/11/25	26,000	24,648
	Bank of Nova Scotia	5.450%	6/12/25	15,065	15,133
	Bank of Nova Scotia	4.500%	12/16/25	19,100	18,791
	Bank of Nova Scotia	1.050%	3/2/26	10,000	9,212
	Bank of Nova Scotia	2.700%	8/3/26	28,496	26,996
	Bank of Nova Scotia	1.300%	9/15/26	10,000	9,109
	Bank of Nova Scotia	1.950%	2/2/27	2,000	1,843
	Bank of Nova Scotia	5.250%	6/12/28	25,700	26,100
	Bank of Nova Scotia	2.450%	2/2/32	5,650	4,735
	Bank of Nova Scotia	5.650%	2/1/34	8,300	8,615
	Bank of Nova Scotia	4.588%	5/4/37	10,500	9,401
	Bank One Michigan	8.250%	11/1/24	6,000	6,121
	BankUnited Inc.	4.875%	11/17/25	1,284	1,251
	BankUnited Inc.	5.125%	6/11/30	5,000	4,570
	Barclays plc	3.650%	3/16/25	15,176	14,837
	Barclays plc	4.375%	1/12/26	25,200	24,879
[5]	Barclays plc	2.852%	5/7/26	15,950	15,397
	Barclays plc	5.200%	5/12/26	19,105	18,974
	Barclays plc	7.325%	11/2/26	15,000	15,489
	Barclays plc	5.829%	5/9/27	35,100	35,404
	Barclays plc	6.496%	9/13/27	11,525	11,849
	Barclays plc	2.279%	11/24/27	23,530	21,582
	Barclays plc	4.337%	1/10/28	13,206	12,830
	Barclays plc	4.836%	5/9/28	26,410	25,754
	Barclays plc	7.385%	11/2/28	15,000	16,030
[5]	Barclays plc	4.972%	5/16/29	14,400	14,150
	Barclays plc	6.490%	9/13/29	31,205	32,546
[5]	Barclays plc	5.088%	6/20/30	10,530	10,201
	Barclays plc	2.645%	6/24/31	34,800	29,375
	Barclays plc	2.667%	3/10/32	14,250	11,761
	Barclays plc	2.894%	11/24/32	23,935	19,681

47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.746%	8/9/33	9,945	10,032
	Barclays plc	7.437%	11/2/33	32,500	36,423
	Barclays plc	6.224%	5/9/34	16,885	17,511
	Barclays plc	7.119%	6/27/34	15,259	16,241
	Barclays plc	6.692%	9/13/34	15,415	16,482
	Barclays plc	3.564%	9/23/35	24,475	21,009
	Barclays plc	3.811%	3/10/42	4,600	3,456
	Barclays plc	3.330%	11/24/42	16,000	11,858
	Barclays plc	5.250%	8/17/45	4,000	3,920
	Barclays plc	4.950%	1/10/47	13,800	12,924
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	5,000	4,729
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	2,000	1,742
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	5,000	4,215
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	12,000	10,825
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	4,325	4,175
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	12,729	11,932
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	25,450	23,468
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	26,395	24,664
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	34,825	24,436
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	10,000	6,534
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	34,385	28,849
	Berkshire Hathaway Inc.	3.125%	3/15/26	46,785	45,478
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,765	2,691
	BGC Group Inc.	4.375%	12/15/25	7,500	7,202
	BGC Group Inc.	8.000%	5/25/28	4,800	5,037
	BlackRock Inc.	3.200%	3/15/27	6,000	5,811
	BlackRock Inc.	3.250%	4/30/29	3,000	2,885
	BlackRock Inc.	2.400%	4/30/30	11,000	9,827
	BlackRock Inc.	1.900%	1/28/31	13,575	11,449
	BlackRock Inc.	2.100%	2/25/32	15,500	12,958
	BlackRock Inc.	4.750%	5/25/33	5,000	5,052
	Blackstone Private Credit Fund	7.050%	9/29/25	1,600	1,629
	Blackstone Private Credit Fund	2.625%	12/15/26	7,369	6,677
	Blackstone Private Credit Fund	3.250%	3/15/27	6,000	5,499
[7]	Blackstone Private Credit Fund	7.300%	11/27/28	9,400	9,743
	Blackstone Private Credit Fund	4.000%	1/15/29	10,000	9,118
	Blackstone Secured Lending Fund	3.625%	1/15/26	15,000	14,321
	Blackstone Secured Lending Fund	2.750%	9/16/26	5,000	4,580
	Blackstone Secured Lending Fund	2.850%	9/30/28	7,575	6,567
	Blue Owl Capital Corp.	4.000%	3/30/25	4,725	4,592
	Blue Owl Capital Corp.	3.750%	7/22/25	10,347	9,917
	Blue Owl Capital Corp.	4.250%	1/15/26	6,816	6,588
	Blue Owl Capital Corp.	3.400%	7/15/26	8,000	7,439
	Blue Owl Capital Corp.	2.625%	1/15/27	9,900	8,923
	Blue Owl Capital Corp.	2.875%	6/11/28	10,000	8,784
[5]	Blue Owl Credit Income Corp.	5.500%	3/21/25	7,220	7,115
[5]	Blue Owl Credit Income Corp.	3.125%	9/23/26	1,598	1,459
[7]	Blue Owl Credit Income Corp.	7.950%	6/13/28	13,150	13,601
[7]	Blue Owl Credit Income Corp.	7.750%	1/15/29	5,000	5,147
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,075	3,559
[7]	BNP Paribas SA	3.800%	1/10/24	500	500
[5]	BPCE SA	3.375%	12/2/26	4,001	3,869
[7]	BPCE SA	3.250%	1/11/28	275	256
	Brighthouse Financial Inc.	5.625%	5/15/30	5,000	5,066
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brighthouse Financial Inc.	4.700%	6/22/47	8,415	6,687
	Brighthouse Financial Inc.	3.850%	12/22/51	3,550	2,346
	Brookfield Capital Finance LLC	6.087%	6/14/33	12,184	12,717
	Brookfield Corp.	4.000%	1/15/25	4,796	4,721
	Brookfield Finance I UK plc	2.340%	1/30/32	7,385	5,907
	Brookfield Finance Inc.	4.250%	6/2/26	1,015	992
	Brookfield Finance Inc.	3.900%	1/25/28	2,125	2,045
	Brookfield Finance Inc.	4.850%	3/29/29	18,625	18,530
	Brookfield Finance Inc.	4.350%	4/15/30	920	887
	Brookfield Finance Inc.	2.724%	4/15/31	10,300	8,740
	Brookfield Finance Inc.	6.350%	1/5/34	14,150	15,054
	Brookfield Finance Inc.	4.700%	9/20/47	6,350	5,540
	Brookfield Finance Inc.	3.500%	3/30/51	2,825	2,067
	Brookfield Finance LLC	3.450%	4/15/50	12,950	9,014
	Brown & Brown Inc.	4.500%	3/15/29	6,575	6,407
	Brown & Brown Inc.	2.375%	3/15/31	7,603	6,239
	Brown & Brown Inc.	4.200%	3/17/32	24,730	22,636
	Brown & Brown Inc.	4.950%	3/17/52	6,855	6,085
	Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,275
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	48,695	47,570
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	10,000	10,004
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	2,500	2,333
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	15,000	13,750
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,500	5,605
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	17,545	16,865
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	6,490	6,527
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	5,795	6,062
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	31,084	28,372
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	17,980	19,191
	Capital One Financial Corp.	3.200%	2/5/25	22,991	22,443
	Capital One Financial Corp.	4.250%	4/30/25	1,530	1,508
	Capital One Financial Corp.	4.200%	10/29/25	13,037	12,800
	Capital One Financial Corp.	2.636%	3/3/26	20,000	19,166
	Capital One Financial Corp.	4.985%	7/24/26	11,208	11,093
	Capital One Financial Corp.	3.750%	7/28/26	19,088	18,284
	Capital One Financial Corp.	3.750%	3/9/27	26,750	25,560
	Capital One Financial Corp.	3.650%	5/11/27	18,040	17,211
	Capital One Financial Corp.	7.149%	10/29/27	5,500	5,711
	Capital One Financial Corp.	1.878%	11/2/27	13,773	12,384
	Capital One Financial Corp.	3.800%	1/31/28	20,375	19,357
	Capital One Financial Corp.	5.468%	2/1/29	33,482	33,489
	Capital One Financial Corp.	6.312%	6/8/29	20,000	20,517
	Capital One Financial Corp.	3.273%	3/1/30	11,120	9,920
[5]	Capital One Financial Corp.	7.624%	10/30/31	12,700	13,934
	Capital One Financial Corp.	2.359%	7/29/32	4,000	3,037
	Capital One Financial Corp.	2.618%	11/2/32	6,000	4,830
	Capital One Financial Corp.	5.268%	5/10/33	6,640	6,516
	Capital One Financial Corp.	5.817%	2/1/34	17,832	17,760
	Capital One Financial Corp.	6.377%	6/8/34	25,078	25,847
	Cboe Global Markets Inc.	3.650%	1/12/27	4,910	4,766
	Cboe Global Markets Inc.	1.625%	12/15/30	5,830	4,799
	Charles Schwab Corp.	3.000%	3/10/25	6,000	5,843
	Charles Schwab Corp.	4.200%	3/24/25	5,000	4,943
	Charles Schwab Corp.	3.625%	4/1/25	6,231	6,120
	Charles Schwab Corp.	3.850%	5/21/25	2,000	1,964
	Charles Schwab Corp.	3.450%	2/13/26	3,225	3,125
	Charles Schwab Corp.	0.900%	3/11/26	16,475	15,105

48

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,170
	Charles Schwab Corp.	5.875%	8/24/26	11,080	11,363
	Charles Schwab Corp.	3.200%	3/2/27	3,500	3,339
	Charles Schwab Corp.	2.450%	3/3/27	31,290	29,129
	Charles Schwab Corp.	3.300%	4/1/27	13,850	13,204
	Charles Schwab Corp.	3.200%	1/25/28	5,350	5,052
	Charles Schwab Corp.	2.000%	3/20/28	10,000	8,905
	Charles Schwab Corp.	4.000%	2/1/29	5,550	5,391
	Charles Schwab Corp.	3.250%	5/22/29	5,990	5,613
	Charles Schwab Corp.	2.750%	10/1/29	2,590	2,332
	Charles Schwab Corp.	6.196%	11/17/29	13,775	14,461
	Charles Schwab Corp.	4.625%	3/22/30	30	30
	Charles Schwab Corp.	1.650%	3/11/31	12,200	9,829
	Charles Schwab Corp.	2.300%	5/13/31	16,000	13,374
	Charles Schwab Corp.	1.950%	12/1/31	13,985	11,245
	Charles Schwab Corp.	2.900%	3/3/32	11,000	9,485
	Charles Schwab Corp.	5.853%	5/19/34	13,000	13,401
	Charles Schwab Corp.	6.136%	8/24/34	14,675	15,498
	Chubb Corp.	6.000%	5/11/37	4,200	4,645
[5]	Chubb Corp.	6.500%	5/15/38	9,705	11,251
	Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	7,488
	Chubb INA Holdings Inc.	3.350%	5/3/26	30,696	29,874
	Chubb INA Holdings Inc.	1.375%	9/15/30	9,400	7,747
	Chubb INA Holdings Inc.	6.700%	5/15/36	1,810	2,105
	Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	5,534
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,692	19,447
	Chubb INA Holdings Inc.	2.850%	12/15/51	6,000	4,355
	Chubb INA Holdings Inc.	3.050%	12/15/61	2,800	2,011
	CI Financial Corp.	3.200%	12/17/30	11,880	9,393
	CI Financial Corp.	4.100%	6/15/51	9,500	5,596
[5]	Cincinnati Financial Corp.	6.920%	5/15/28	6,363	6,819
	Citibank NA	5.864%	9/29/25	19,491	19,820
[5]	Citibank NA	5.488%	12/4/26	19,000	19,353
	Citibank NA	5.803%	9/29/28	24,770	25,863
	Citigroup Inc.	3.875%	3/26/25	20,019	19,652
	Citigroup Inc.	3.300%	4/27/25	1,950	1,906
	Citigroup Inc.	4.400%	6/10/25	45,215	44,703
	Citigroup Inc.	5.500%	9/13/25	4,400	4,422
	Citigroup Inc.	3.700%	1/12/26	13,478	13,163
	Citigroup Inc.	2.014%	1/25/26	25,100	24,118
	Citigroup Inc.	4.600%	3/9/26	37,650	37,170
	Citigroup Inc.	3.290%	3/17/26	30,000	29,212
[5]	Citigroup Inc.	3.106%	4/8/26	47,000	45,699
	Citigroup Inc.	3.400%	5/1/26	10,250	9,894
	Citigroup Inc.	5.610%	9/29/26	50,421	50,789
	Citigroup Inc.	3.200%	10/21/26	41,250	39,360
	Citigroup Inc.	4.300%	11/20/26	32,850	32,193
	Citigroup Inc.	1.122%	1/28/27	18,425	16,935
	Citigroup Inc.	4.450%	9/29/27	34,810	34,006
[5]	Citigroup Inc.	3.887%	1/10/28	35,125	33,982
	Citigroup Inc.	6.625%	1/15/28	25	27
[5]	Citigroup Inc.	3.070%	2/24/28	20,000	18,847
	Citigroup Inc.	4.658%	5/24/28	5,570	5,535
[5]	Citigroup Inc.	3.668%	7/24/28	58,950	56,201
	Citigroup Inc.	4.125%	7/25/28	600	576
[5]	Citigroup Inc.	3.520%	10/27/28	30,050	28,409
[5]	Citigroup Inc.	3.980%	3/20/30	8,075	7,661
[5]	Citigroup Inc.	2.976%	11/5/30	38,100	33,963
[5]	Citigroup Inc.	2.666%	1/29/31	3,680	3,194
[5]	Citigroup Inc.	4.412%	3/31/31	78,850	75,505
[5]	Citigroup Inc.	2.572%	6/3/31	5,000	4,271
	Citigroup Inc.	6.625%	6/15/32	3,535	3,848
	Citigroup Inc.	2.520%	11/3/32	18,000	14,855
	Citigroup Inc.	3.057%	1/25/33	48,100	41,050
	Citigroup Inc.	5.875%	2/22/33	3,000	3,132
	Citigroup Inc.	3.785%	3/17/33	44,800	40,307
	Citigroup Inc.	4.910%	5/24/33	8,000	7,834
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.000%	10/31/33	6,135	6,473
	Citigroup Inc.	6.270%	11/17/33	58,000	62,080
	Citigroup Inc.	6.174%	5/25/34	61,365	63,645
	Citigroup Inc.	6.125%	8/25/36	11,118	11,896
[5]	Citigroup Inc.	3.878%	1/24/39	13,125	11,332
	Citigroup Inc.	8.125%	7/15/39	13,096	16,904
[5]	Citigroup Inc.	5.316%	3/26/41	69,175	69,366
	Citigroup Inc.	5.875%	1/30/42	13,339	14,205
	Citigroup Inc.	2.904%	11/3/42	2,290	1,649
	Citigroup Inc.	6.675%	9/13/43	1,780	1,999
	Citigroup Inc.	4.950%	11/7/43	8,250	7,494
	Citigroup Inc.	5.300%	5/6/44	8,700	8,366
	Citigroup Inc.	4.650%	7/30/45	8,275	7,529
	Citigroup Inc.	4.750%	5/18/46	9,658	8,662
[5]	Citigroup Inc.	4.281%	4/24/48	2,125	1,861
	Citigroup Inc.	4.650%	7/23/48	19,785	18,305
[5]	Citizens Bank NA	3.750%	2/18/26	11,241	10,750
	Citizens Bank NA	4.575%	8/9/28	6,075	5,771
	Citizens Financial Group Inc.	2.850%	7/27/26	950	884
	Citizens Financial Group Inc.	2.500%	2/6/30	11,045	9,274
	Citizens Financial Group Inc.	3.250%	4/30/30	7,000	6,148
	Citizens Financial Group Inc.	4.300%	2/11/31	2,000	1,703
	Citizens Financial Group Inc.	2.638%	9/30/32	8,000	6,173
	CME Group Inc.	3.750%	6/15/28	2,671	2,613
	CME Group Inc.	5.300%	9/15/43	7,840	8,344
	CME Group Inc.	4.150%	6/15/48	9,762	8,869
	CNA Financial Corp.	4.500%	3/1/26	2,650	2,622
	CNA Financial Corp.	3.450%	8/15/27	5,000	4,781
	CNA Financial Corp.	3.900%	5/1/29	11,450	10,966
	CNA Financial Corp.	2.050%	8/15/30	2,445	2,037
	CNA Financial Corp.	5.500%	6/15/33	5,302	5,467
	CNO Financial Group Inc.	5.250%	5/30/25	2,000	1,988
	CNO Financial Group Inc.	5.250%	5/30/29	4,500	4,454
[5]	Comerica Bank	4.000%	7/27/25	3,332	3,228
	Comerica Bank	5.332%	8/25/33	5,110	4,716
	Comerica Inc.	3.800%	7/22/26	850	798
	Comerica Inc.	4.000%	2/1/29	5,370	5,076
	Commonwealth Bank of Australia	5.079%	1/10/25	10,000	10,014
	Commonwealth Bank of Australia	5.316%	3/13/26	11,105	11,257
[7]	Commonwealth Bank of Australia	2.625%	9/6/26	500	475
	Cooperatieve Rabobank UA	1.375%	1/10/25	4,000	3,850
	Cooperatieve Rabobank UA	5.000%	1/13/25	6,221	6,216
[5]	Cooperatieve Rabobank UA	3.375%	5/21/25	12,076	11,839
[5]	Cooperatieve Rabobank UA	5.500%	7/18/25	1,655	1,672
	Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	9,010
[5]	Cooperatieve Rabobank UA	3.750%	7/21/26	11,935	11,441
	Cooperatieve Rabobank UA	5.500%	10/5/26	23,300	23,850
[5]	Cooperatieve Rabobank UA	5.250%	5/24/41	663	702
	Cooperatieve Rabobank UA	5.750%	12/1/43	20,449	21,101
	Cooperatieve Rabobank UA	5.250%	8/4/45	29,173	28,891
	Corebridge Financial Inc.	3.500%	4/4/25	11,000	10,731
	Corebridge Financial Inc.	3.650%	4/5/27	12,000	11,556
	Corebridge Financial Inc.	3.850%	4/5/29	16,288	15,375
	Corebridge Financial Inc.	3.900%	4/5/32	24,500	22,194
[7]	Corebridge Financial Inc.	6.050%	9/15/33	15,695	16,384
	Corebridge Financial Inc.	5.750%	1/15/34	8,285	8,478
	Corebridge Financial Inc.	4.350%	4/5/42	11,815	10,010
	Corebridge Financial Inc.	4.400%	4/5/52	16,785	14,082
	Credit Suisse AG	7.950%	1/9/25	6,532	6,674
	Credit Suisse AG	1.250%	8/7/26	15,735	14,273
	Credit Suisse AG	5.000%	7/9/27	23,250	23,252
	Credit Suisse AG	7.500%	2/15/28	31,577	34,611
	Credit Suisse USA Inc.	7.125%	7/15/32	7,791	8,882
	Deutsche Bank AG	4.500%	4/1/25	15,618	15,338
[5]	Deutsche Bank AG	4.100%	1/13/26	7,825	7,622
	Deutsche Bank AG	1.686%	3/19/26	10,000	9,309
	Deutsche Bank AG	6.119%	7/14/26	40,000	40,412

49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	2.129%	11/24/26	23,350	21,885
	Deutsche Bank AG	7.146%	7/13/27	15,370	15,966
	Deutsche Bank AG	2.311%	11/16/27	24,792	22,665
	Deutsche Bank AG	2.552%	1/7/28	3,976	3,652
	Deutsche Bank AG	6.720%	1/18/29	20,800	21,785
	Deutsche Bank AG	6.819%	11/20/29	28,300	29,772
	Deutsche Bank AG	5.882%	7/8/31	2,282	2,228
[5]	Deutsche Bank AG	3.547%	9/18/31	6,000	5,265
	Deutsche Bank AG	3.729%	1/14/32	15,895	13,324
	Deutsche Bank AG	4.875%	12/1/32	14,405	13,462
	Deutsche Bank AG	3.742%	1/7/33	13,126	10,775
	Deutsche Bank AG	7.079%	2/10/34	16,846	17,309
[5]	Discover Bank	4.250%	3/13/26	6,203	6,020
[5]	Discover Bank	3.450%	7/27/26	29,330	27,748
[5]	Discover Bank	4.650%	9/13/28	3,000	2,860
[5]	Discover Bank	2.700%	2/6/30	8,000	6,781
	Discover Financial Services	3.750%	3/4/25	12,486	12,199
	Discover Financial Services	4.500%	1/30/26	18,350	18,099
	Discover Financial Services	4.100%	2/9/27	15,300	14,686
	Eaton Vance Corp.	3.500%	4/6/27	5,053	4,846
	Enstar Finance LLC	5.750%	9/1/40	651	615
	Enstar Finance LLC	5.500%	1/15/42	7,055	5,994
	Enstar Group Ltd.	4.950%	6/1/29	7,960	7,768
	Enstar Group Ltd.	3.100%	9/1/31	10,000	8,163
	Equitable Holdings Inc.	7.000%	4/1/28	1,860	1,984
	Equitable Holdings Inc.	4.350%	4/20/28	15,650	15,132
	Equitable Holdings Inc.	5.594%	1/11/33	5,180	5,331
	Equitable Holdings Inc.	5.000%	4/20/48	15,180	14,142
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	2,958
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	11,000	8,114
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	11,000	7,544
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	6,000	5,913
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	10,000	9,616
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	5,000	4,398
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	7,600	7,607
[7]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	4,470	4,590
	Fidelity National Financial Inc.	3.400%	6/15/30	4,311	3,867
	Fidelity National Financial Inc.	2.450%	3/15/31	7,000	5,804
	Fidelity National Financial Inc.	3.200%	9/17/51	10,000	6,375
	Fifth Third Bancorp	2.375%	1/28/25	3,825	3,701
	Fifth Third Bancorp	2.550%	5/5/27	2,208	2,036
	Fifth Third Bancorp	1.707%	11/1/27	4,466	4,023
	Fifth Third Bancorp	3.950%	3/14/28	9,400	9,022
	Fifth Third Bancorp	4.055%	4/25/28	4,865	4,634
	Fifth Third Bancorp	6.361%	10/27/28	10,000	10,380
	Fifth Third Bancorp	6.339%	7/27/29	13,360	13,899
	Fifth Third Bancorp	4.772%	7/28/30	5,000	4,904
	Fifth Third Bancorp	4.337%	4/25/33	5,300	4,928
	Fifth Third Bancorp	8.250%	3/1/38	14,786	17,486
[5]	Fifth Third Bank NA	3.950%	7/28/25	14,197	13,895
[5]	Fifth Third Bank NA	3.850%	3/15/26	22,432	21,549
[5]	Fifth Third Bank NA	2.250%	2/1/27	3,400	3,137
	First American Financial Corp.	4.000%	5/15/30	3,130	2,827
	First American Financial Corp.	2.400%	8/15/31	7,000	5,532
[5]	First Horizon Bank	5.750%	5/1/30	4,595	4,338
	First Horizon Corp.	4.000%	5/26/25	3,000	2,912
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	4,210	4,283
	Franklin Resources Inc.	2.850%	3/30/25	3,000	2,919
	Franklin Resources Inc.	1.600%	10/30/30	6,000	4,900
	Franklin Resources Inc.	2.950%	8/12/51	4,000	2,544
	FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,701
	FS KKR Capital Corp.	3.400%	1/15/26	10,767	10,192
	FS KKR Capital Corp.	2.625%	1/15/27	5,000	4,485
	FS KKR Capital Corp.	3.125%	10/12/28	8,700	7,583
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	3.250%	3/30/25	2,300	2,238
	GATX Corp.	3.250%	9/15/26	2,800	2,671
	GATX Corp.	3.850%	3/30/27	4,885	4,693
	GATX Corp.	3.500%	3/15/28	7,000	6,580
	GATX Corp.	4.550%	11/7/28	7,215	7,077
	GATX Corp.	4.700%	4/1/29	4,000	3,965
	GATX Corp.	4.000%	6/30/30	8,315	7,811
	GATX Corp.	1.900%	6/1/31	6,599	5,253
	GATX Corp.	3.500%	6/1/32	975	853
	GATX Corp.	5.450%	9/15/33	7,500	7,552
	GATX Corp.	6.900%	5/1/34	9,400	10,364
	GATX Corp.	5.200%	3/15/44	325	305
	GATX Corp.	4.500%	3/30/45	2,175	1,785
	GATX Corp.	3.100%	6/1/51	6,000	3,964
	GE Capital Funding LLC	3.450%	5/15/25	17,350	16,962
	GE Capital Funding LLC	4.550%	5/15/32	1,099	1,078
	Globe Life Inc.	4.550%	9/15/28	3,200	3,174
	Globe Life Inc.	2.150%	8/15/30	4,450	3,728
	Goldman Sachs BDC Inc.	3.750%	2/10/25	165	161
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,801	4,561
	Goldman Sachs Capital I	6.345%	2/15/34	9,435	9,891
	Goldman Sachs Group Inc.	3.500%	1/23/25	19,600	19,223
	Goldman Sachs Group Inc.	1.757%	1/24/25	29,700	29,584
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,330	1,301
	Goldman Sachs Group Inc.	3.750%	5/22/25	9,456	9,277
	Goldman Sachs Group Inc.	4.250%	10/21/25	4,388	4,307
	Goldman Sachs Group Inc.	3.750%	2/25/26	41,600	40,651
	Goldman Sachs Group Inc.	5.798%	8/10/26	34,120	34,469
	Goldman Sachs Group Inc.	3.500%	11/16/26	54,865	52,859
[5]	Goldman Sachs Group Inc.	1.093%	12/9/26	20,000	18,426
	Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	3,954
	Goldman Sachs Group Inc.	3.850%	1/26/27	51,026	49,671
	Goldman Sachs Group Inc.	1.431%	3/9/27	47,015	43,341
	Goldman Sachs Group Inc.	1.542%	9/10/27	21,000	19,048
	Goldman Sachs Group Inc.	1.948%	10/21/27	25,000	22,870
	Goldman Sachs Group Inc.	2.640%	2/24/28	5,000	4,635
	Goldman Sachs Group Inc.	3.615%	3/15/28	26,580	25,469
[5]	Goldman Sachs Group Inc.	3.691%	6/5/28	9,575	9,154
	Goldman Sachs Group Inc.	4.482%	8/23/28	44,763	43,944
[5]	Goldman Sachs Group Inc.	3.814%	4/23/29	41,494	39,417
[5]	Goldman Sachs Group Inc.	4.223%	5/1/29	53,875	52,088
	Goldman Sachs Group Inc.	6.484%	10/24/29	10,225	10,851
	Goldman Sachs Group Inc.	2.600%	2/7/30	4,000	3,514
	Goldman Sachs Group Inc.	3.800%	3/15/30	37,960	35,687
	Goldman Sachs Group Inc.	1.992%	1/27/32	26,275	21,266
	Goldman Sachs Group Inc.	2.615%	4/22/32	68,291	57,322
	Goldman Sachs Group Inc.	2.383%	7/21/32	26,415	21,719
	Goldman Sachs Group Inc.	2.650%	10/21/32	63,190	52,656
	Goldman Sachs Group Inc.	3.102%	2/24/33	39,680	34,077
	Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	9,083
	Goldman Sachs Group Inc.	6.750%	10/1/37	56,135	61,888
[5]	Goldman Sachs Group Inc.	4.017%	10/31/38	57,447	50,147
[5]	Goldman Sachs Group Inc.	4.411%	4/23/39	31,354	28,433
	Goldman Sachs Group Inc.	6.250%	2/1/41	8,856	9,872
	Goldman Sachs Group Inc.	3.210%	4/22/42	24,440	18,705
	Goldman Sachs Group Inc.	3.436%	2/24/43	10,000	7,827
[5]	Goldman Sachs Group Inc.	4.800%	7/8/44	28,220	26,717
	Goldman Sachs Group Inc.	5.150%	5/22/45	30,892	29,883
	Goldman Sachs Group Inc.	4.750%	10/21/45	3,700	3,509
	Golub Capital BDC Inc.	2.500%	8/24/26	1,243	1,127
	Golub Capital BDC Inc.	2.050%	2/15/27	10,093	8,877
	Golub Capital BDC Inc.	7.050%	12/5/28	5,497	5,778
	Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,064
	Hanover Insurance Group Inc.	2.500%	9/1/30	7,610	6,254
	Hartford Financial Services Group Inc.	2.800%	8/19/29	10,106	9,185

50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hartford Financial Services Group Inc.	5.950%	10/15/36	120	128
	Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	6,832
	Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	1,860
	Hartford Financial Services Group Inc.	4.300%	4/15/43	490	421
	Hartford Financial Services Group Inc.	4.400%	3/15/48	5,070	4,431
	Hartford Financial Services Group Inc.	3.600%	8/19/49	12,000	9,258
	Hartford Financial Services Group Inc.	2.900%	9/15/51	6,000	4,029
[5]	HSBC Bank USA NA	5.875%	11/1/34	500	513
[5]	HSBC Bank USA NA	7.000%	1/15/39	7,726	8,950
	HSBC Holdings plc	4.250%	8/18/25	2,500	2,446
	HSBC Holdings plc	4.180%	12/9/25	7,000	6,906
	HSBC Holdings plc	4.300%	3/8/26	32,820	32,283
	HSBC Holdings plc	2.999%	3/10/26	23,489	22,785
[5]	HSBC Holdings plc	1.645%	4/18/26	31,615	30,047
	HSBC Holdings plc	3.900%	5/25/26	68,300	66,515
[5]	HSBC Holdings plc	2.099%	6/4/26	33,327	31,731
[5]	HSBC Holdings plc	4.292%	9/12/26	41,045	40,185
	HSBC Holdings plc	7.336%	11/3/26	15,000	15,577
	HSBC Holdings plc	4.375%	11/23/26	23,330	22,796
	HSBC Holdings plc	1.589%	5/24/27	25,000	22,917
	HSBC Holdings plc	2.251%	11/22/27	30,440	27,946
[5]	HSBC Holdings plc	4.041%	3/13/28	12,700	12,238
	HSBC Holdings plc	4.755%	6/9/28	11,315	11,156
	HSBC Holdings plc	5.210%	8/11/28	19,060	19,053
[5]	HSBC Holdings plc	2.013%	9/22/28	31,992	28,479
	HSBC Holdings plc	7.390%	11/3/28	15,000	16,072
	HSBC Holdings plc	6.161%	3/9/29	9,216	9,523
[5]	HSBC Holdings plc	4.583%	6/19/29	48,192	46,763
	HSBC Holdings plc	2.206%	8/17/29	31,700	27,674
	HSBC Holdings plc	4.950%	3/31/30	21,025	20,842
[5]	HSBC Holdings plc	3.973%	5/22/30	24,815	23,189
[5]	HSBC Holdings plc	2.848%	6/4/31	35,100	30,218
[5]	HSBC Holdings plc	2.357%	8/18/31	16,500	13,695
[5]	HSBC Holdings plc	7.625%	5/17/32	575	646
	HSBC Holdings plc	2.804%	5/24/32	27,900	23,285
	HSBC Holdings plc	2.871%	11/22/32	40,145	33,409
[5]	HSBC Holdings plc	7.350%	11/27/32	600	625
	HSBC Holdings plc	4.762%	3/29/33	18,700	17,428
	HSBC Holdings plc	5.402%	8/11/33	12,575	12,635
	HSBC Holdings plc	8.113%	11/3/33	20,000	23,041
	HSBC Holdings plc	6.254%	3/9/34	46,074	48,809
	HSBC Holdings plc	6.547%	6/20/34	31,500	32,973
	HSBC Holdings plc	7.399%	11/13/34	30,245	33,206
[5]	HSBC Holdings plc	6.500%	5/2/36	15,575	16,214
[5]	HSBC Holdings plc	6.500%	9/15/37	27,201	28,515
[5]	HSBC Holdings plc	6.800%	6/1/38	5,908	6,325
	HSBC Holdings plc	6.100%	1/14/42	5,325	6,058
	HSBC Holdings plc	6.332%	3/9/44	28,500	30,789
	HSBC Holdings plc	5.250%	3/14/44	30,738	30,018
	HSBC USA Inc.	5.625%	3/17/25	12,730	12,800
	Huntington Bancshares Inc.	4.000%	5/15/25	16,518	16,185
	Huntington Bancshares Inc.	4.443%	8/4/28	15,856	15,372
	Huntington Bancshares Inc.	6.208%	8/21/29	9,275	9,562
	Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,656
	Huntington Bancshares Inc.	5.023%	5/17/33	4,650	4,506
	Huntington Bancshares Inc.	2.487%	8/15/36	7,400	5,595
[5]	Huntington National Bank	4.270%	11/25/26	3,375	3,162
	Huntington National Bank	4.552%	5/17/28	5,000	4,832
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	8,890
	ING Groep NV	3.869%	3/28/26	7,800	7,645
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	3.950%	3/29/27	10,500	10,168
	ING Groep NV	1.726%	4/1/27	12,822	11,864
	ING Groep NV	6.083%	9/11/27	12,456	12,715
	ING Groep NV	4.017%	3/28/28	10,470	10,199
	ING Groep NV	4.550%	10/2/28	4,000	3,949
	ING Groep NV	4.050%	4/9/29	3,655	3,533
	ING Groep NV	2.727%	4/1/32	3,000	2,575
	ING Groep NV	4.252%	3/28/33	10,000	9,366
	Intercontinental Exchange Inc.	3.750%	12/1/25	19,090	18,756
	Intercontinental Exchange Inc.	3.100%	9/15/27	7,100	6,766
	Intercontinental Exchange Inc.	4.000%	9/15/27	9,429	9,263
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,253
	Intercontinental Exchange Inc.	4.350%	6/15/29	30,586	30,464
	Intercontinental Exchange Inc.	2.100%	6/15/30	15,740	13,601
	Intercontinental Exchange Inc.	1.850%	9/15/32	23,055	18,499
	Intercontinental Exchange Inc.	4.600%	3/15/33	23,444	23,401
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,940	5,180
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,001
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,875	14,228
	Intercontinental Exchange Inc.	4.950%	6/15/52	15,000	15,005
	Intercontinental Exchange Inc.	3.000%	9/15/60	19,000	12,863
	Intercontinental Exchange Inc.	5.200%	6/15/62	17,500	17,914
[7]	Intesa Sanpaolo SpA	4.700%	9/23/49	2,000	1,512
	Invesco Finance plc	3.750%	1/15/26	5,010	4,879
	Invesco Finance plc	5.375%	11/30/43	7,125	7,064
	Jackson Financial Inc.	3.125%	11/23/31	5,475	4,598
	Jackson Financial Inc.	5.670%	6/8/32	4,000	4,064
	Jackson Financial Inc.	4.000%	11/23/51	5,800	4,126
	Janus Henderson US Holdings Inc.	4.875%	8/1/25	2,689	2,659
	Jefferies Financial Group Inc.	4.850%	1/15/27	11,425	11,377
	Jefferies Financial Group Inc.	6.450%	6/8/27	1,235	1,283
	Jefferies Financial Group Inc.	5.875%	7/21/28	4,065	4,169
	Jefferies Financial Group Inc.	4.150%	1/23/30	13,010	12,220
	Jefferies Financial Group Inc.	2.750%	10/15/32	4,000	3,284
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,055	3,212
	Jefferies Financial Group Inc.	6.500%	1/20/43	4,305	4,541
	JPMorgan Chase & Co.	3.125%	1/23/25	18,808	18,421
	JPMorgan Chase & Co.	3.900%	7/15/25	25,341	24,973
	JPMorgan Chase & Co.	1.561%	12/10/25	39,202	37,744
	JPMorgan Chase & Co.	5.546%	12/15/25	22,000	22,018
	JPMorgan Chase & Co.	2.595%	2/24/26	25,000	24,215
[5]	JPMorgan Chase & Co.	2.005%	3/13/26	30,000	28,822
	JPMorgan Chase & Co.	3.300%	4/1/26	37,704	36,477
	JPMorgan Chase & Co.	4.080%	4/26/26	30,555	30,068
	JPMorgan Chase & Co.	3.200%	6/15/26	36,100	34,844
	JPMorgan Chase & Co.	2.950%	10/1/26	58,625	55,901
	JPMorgan Chase & Co.	7.625%	10/15/26	875	941
	JPMorgan Chase & Co.	1.045%	11/19/26	40,030	37,067
	JPMorgan Chase & Co.	4.125%	12/15/26	28,750	28,193
[5]	JPMorgan Chase & Co.	3.960%	1/29/27	6,929	6,769
	JPMorgan Chase & Co.	1.040%	2/4/27	16,810	15,443
	JPMorgan Chase & Co.	1.578%	4/22/27	5,000	4,614
	JPMorgan Chase & Co.	8.000%	4/29/27	2,500	2,763
	JPMorgan Chase & Co.	1.470%	9/22/27	27,500	24,913
	JPMorgan Chase & Co.	4.250%	10/1/27	11,592	11,465
	JPMorgan Chase & Co.	3.625%	12/1/27	9,750	9,348
[5]	JPMorgan Chase & Co.	3.782%	2/1/28	39,075	37,735
	JPMorgan Chase & Co.	2.947%	2/24/28	1,890	1,778
	JPMorgan Chase & Co.	4.323%	4/26/28	30,000	29,503
[5]	JPMorgan Chase & Co.	3.540%	5/1/28	14,690	14,029
[5]	JPMorgan Chase & Co.	2.182%	6/1/28	25,100	22,932
[5]	JPMorgan Chase & Co.	3.509%	1/23/29	65,821	62,312
[5]	JPMorgan Chase & Co.	4.005%	4/23/29	53,930	51,903
	JPMorgan Chase & Co.	2.069%	6/1/29	28,160	24,966
[5]	JPMorgan Chase & Co.	4.203%	7/23/29	23,425	22,757
	JPMorgan Chase & Co.	5.299%	7/24/29	32,105	32,577

51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	6.087%	10/23/29	13,306	13,997
[5]	JPMorgan Chase & Co.	4.452%	12/5/29	19,500	19,116
[5]	JPMorgan Chase & Co.	3.702%	5/6/30	21,864	20,564
[5]	JPMorgan Chase & Co.	8.750%	9/1/30	240	289
[5]	JPMorgan Chase & Co.	2.739%	10/15/30	45,715	40,652
[5]	JPMorgan Chase & Co.	4.493%	3/24/31	72,947	71,148
[5]	JPMorgan Chase & Co.	2.522%	4/22/31	22,000	19,039
[5]	JPMorgan Chase & Co.	2.956%	5/13/31	30,000	26,389
	JPMorgan Chase & Co.	1.953%	2/4/32	29,000	23,603
	JPMorgan Chase & Co.	2.580%	4/22/32	43,354	36,692
	JPMorgan Chase & Co.	2.545%	11/8/32	42,170	35,227
	JPMorgan Chase & Co.	2.963%	1/25/33	13,270	11,363
	JPMorgan Chase & Co.	4.912%	7/25/33	88,700	87,714
	JPMorgan Chase & Co.	5.717%	9/14/33	18,000	18,615
	JPMorgan Chase & Co.	5.350%	6/1/34	83,072	84,420
	JPMorgan Chase & Co.	6.254%	10/23/34	19,000	20,608
	JPMorgan Chase & Co.	6.400%	5/15/38	12,465	14,282
[5]	JPMorgan Chase & Co.	3.882%	7/24/38	37,770	33,487
	JPMorgan Chase & Co.	5.500%	10/15/40	26,584	27,691
[5]	JPMorgan Chase & Co.	3.109%	4/22/41	33,275	25,720
	JPMorgan Chase & Co.	5.600%	7/15/41	500	531
	JPMorgan Chase & Co.	2.525%	11/19/41	14,800	10,496
	JPMorgan Chase & Co.	5.400%	1/6/42	3,575	3,706
	JPMorgan Chase & Co.	3.157%	4/22/42	24,595	19,085
	JPMorgan Chase & Co.	5.625%	8/16/43	36,510	38,251
	JPMorgan Chase & Co.	4.850%	2/1/44	3,500	3,434
	JPMorgan Chase & Co.	4.950%	6/1/45	14,600	13,959
[5]	JPMorgan Chase & Co.	4.260%	2/22/48	25,500	22,612
[5]	JPMorgan Chase & Co.	4.032%	7/24/48	4,000	3,410
[5]	JPMorgan Chase & Co.	3.964%	11/15/48	55,200	46,428
[5]	JPMorgan Chase & Co.	3.897%	1/23/49	11,870	9,877
[5]	JPMorgan Chase & Co.	3.109%	4/22/51	49,000	35,255
	JPMorgan Chase & Co.	3.328%	4/22/52	37,900	28,420
	JPMorgan Chase Bank NA	5.110%	12/8/26	18,375	18,548
	Kemper Corp.	4.350%	2/15/25	1,500	1,468
	Kemper Corp.	2.400%	9/30/30	5,000	3,909
	Kemper Corp.	3.800%	2/23/32	2,450	2,071
[5]	KeyBank NA	3.300%	6/1/25	5,283	5,083
[5]	KeyBank NA	4.150%	8/8/25	17,870	17,340
	KeyBank NA	4.700%	1/26/26	4,070	3,971
[5]	KeyBank NA	3.400%	5/20/26	2,895	2,723
[5]	KeyBank NA	5.850%	11/15/27	7,600	7,598
[5]	KeyBank NA	4.390%	12/14/27	1,860	1,747
[5]	KeyBank NA	6.950%	2/1/28	2,750	2,797
[5]	KeyBank NA	4.900%	8/8/32	15,000	13,219
	KeyBank NA	5.000%	1/26/33	16,635	15,543
[5]	KeyCorp	4.150%	10/29/25	6,750	6,586
[5]	KeyCorp	4.100%	4/30/28	18,000	16,936
[5]	KeyCorp	2.550%	10/1/29	6,400	5,434
[5]	KeyCorp	4.789%	6/1/33	1,580	1,452
	Lazard Group LLC	3.750%	2/13/25	100	98
	Lazard Group LLC	3.625%	3/1/27	5,075	4,785
	Lazard Group LLC	4.500%	9/19/28	9,350	9,091
	Legg Mason Inc.	4.750%	3/15/26	4,501	4,485
	Legg Mason Inc.	5.625%	1/15/44	5,486	5,622
	Lincoln National Corp.	3.625%	12/12/26	10,150	9,860
	Lincoln National Corp.	3.800%	3/1/28	9,750	9,363
	Lincoln National Corp.	3.050%	1/15/30	9,625	8,505
	Lincoln National Corp.	3.400%	1/15/31	4,217	3,778
	Lincoln National Corp.	6.300%	10/9/37	4,150	4,389
	Lincoln National Corp.	7.000%	6/15/40	4,251	4,782
	Lincoln National Corp.	4.350%	3/1/48	4,100	3,276
	Lincoln National Corp.	4.375%	6/15/50	2,267	1,808
	Lloyds Banking Group plc	4.450%	5/8/25	7,067	6,983
	Lloyds Banking Group plc	4.582%	12/10/25	24,433	23,933
[5]	Lloyds Banking Group plc	2.438%	2/5/26	19,785	19,098
	Lloyds Banking Group plc	3.511%	3/18/26	25,260	24,661
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.650%	3/24/26	25,864	25,415
	Lloyds Banking Group plc	4.716%	8/11/26	5,000	4,935
	Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,368
	Lloyds Banking Group plc	1.627%	5/11/27	10,000	9,166
	Lloyds Banking Group plc	5.985%	8/7/27	10,253	10,439
	Lloyds Banking Group plc	3.750%	3/18/28	22,588	21,627
	Lloyds Banking Group plc	4.375%	3/22/28	20,510	20,058
	Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,087
[5]	Lloyds Banking Group plc	3.574%	11/7/28	21,225	19,971
	Lloyds Banking Group plc	5.871%	3/6/29	10,500	10,763
	Lloyds Banking Group plc	4.976%	8/11/33	30,420	29,689
	Lloyds Banking Group plc	7.953%	11/15/33	8,000	9,177
	Lloyds Banking Group plc	5.300%	12/1/45	8,574	8,206
	Lloyds Banking Group plc	3.369%	12/14/46	29,638	20,638
	Lloyds Banking Group plc	4.344%	1/9/48	325	261
	Loews Corp.	3.200%	5/15/30	6,500	5,955
	Loews Corp.	6.000%	2/1/35	7,275	7,928
	Loews Corp.	4.125%	5/15/43	4,315	3,823
	LPL Holdings Inc.	6.750%	11/17/28	5,670	6,038
	M&T Bank Corp.	4.553%	8/16/28	6,605	6,371
	M&T Bank Corp.	7.413%	10/30/29	7,300	7,862
	M&T Bank Corp.	5.053%	1/27/34	12,620	11,956
	Main Street Capital Corp.	3.000%	7/14/26	5,290	4,826
[5]	Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,425	7,190
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	5,100	5,079
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	14,050	13,752
[5]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,482
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	12,584	12,234
	Manulife Financial Corp.	4.150%	3/4/26	8,850	8,744
	Manulife Financial Corp.	2.484%	5/19/27	6,000	5,566
[5]	Manulife Financial Corp.	4.061%	2/24/32	13,925	13,166
	Manulife Financial Corp.	3.703%	3/16/32	5,200	4,878
	Manulife Financial Corp.	5.375%	3/4/46	8,075	8,218
	Markel Group Inc.	3.500%	11/1/27	6,175	5,879
	Markel Group Inc.	3.350%	9/17/29	2,555	2,342
	Markel Group Inc.	5.000%	4/5/46	4,650	4,222
	Markel Group Inc.	4.300%	11/1/47	2,200	1,795
	Markel Group Inc.	5.000%	5/20/49	5,941	5,508
	Markel Group Inc.	4.150%	9/17/50	620	504
	Markel Group Inc.	3.450%	5/7/52	12,400	8,863
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,150
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,052
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	5,000	4,979
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	13,910	12,017
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	2,000	1,704
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	6,000	6,464
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,395
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	6,000	6,333
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	18,400	17,910
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	2,894
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,179
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	11,924	11,533
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,400	1,614
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,230	2,577
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	10,000	10,471
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	11,000	11,954
	Mastercard Inc.	2.000%	3/3/25	20,794	20,158
	Mastercard Inc.	2.950%	11/21/26	7,850	7,568
	Mastercard Inc.	3.300%	3/26/27	31,347	30,405
	Mastercard Inc.	3.500%	2/26/28	3,720	3,635
	Mastercard Inc.	4.875%	3/9/28	7,635	7,879
	Mastercard Inc.	2.950%	6/1/29	10,575	9,956
	Mastercard Inc.	3.350%	3/26/30	16,000	15,254
	Mastercard Inc.	1.900%	3/15/31	3,575	3,056
	Mastercard Inc.	2.000%	11/18/31	8,000	6,758
	Mastercard Inc.	4.850%	3/9/33	8,000	8,271
	Mastercard Inc.	3.800%	11/21/46	5,700	4,996

52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.950%	2/26/48	5,110	4,582
	Mastercard Inc.	3.650%	6/1/49	11,030	9,331
	Mastercard Inc.	3.850%	3/26/50	19,406	17,000
	Mastercard Inc.	2.950%	3/15/51	7,000	5,197
	Mercury General Corp.	4.400%	3/15/27	3,265	3,125
	MetLife Inc.	3.000%	3/1/25	8,475	8,288
	MetLife Inc.	3.600%	11/13/25	7,891	7,763
	MetLife Inc.	4.550%	3/23/30	16,925	17,039
	MetLife Inc.	5.375%	7/15/33	14,727	15,363
	MetLife Inc.	6.375%	6/15/34	3,445	3,868
[5]	MetLife Inc.	6.400%	12/15/36	16,231	16,740
[5]	MetLife Inc.	10.750%	8/1/39	500	676
	MetLife Inc.	5.875%	2/6/41	12,892	14,089
	MetLife Inc.	4.125%	8/13/42	18,975	16,846
	MetLife Inc.	4.875%	11/13/43	10,919	10,652
	MetLife Inc.	4.721%	12/15/44	9,535	8,963
	MetLife Inc.	4.050%	3/1/45	1,835	1,597
	MetLife Inc.	4.600%	5/13/46	5,000	4,763
	MetLife Inc.	5.000%	7/15/52	11,395	11,328
	MetLife Inc.	5.250%	1/15/54	13,300	13,688
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	1,080	1,041
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	16,045	15,501
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	10,976
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	500	472
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	32,802	32,940
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	637
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	3,460	3,393
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	6,000	6,016
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	30,337	28,630
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,357
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	42,480	40,508
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	10,000	9,245
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	18,650	18,160
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	21,700	21,107
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	10,700	10,711
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	4,734
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	11,780	11,951
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	20,393	20,766
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	10,000	9,551
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	15,000	15,204
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	34,225	31,467
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	13,855	12,134
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	13,200	11,082
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	10,000	8,302
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	25,714	21,607
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	13,200	11,317
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	18,000	17,191
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	10,700	10,870
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	1,000	1,033
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	23,050	23,760
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	9,100	8,563
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	690
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	16,450	14,417
[5]	Mizuho Financial Group Inc.	2.226%	5/25/26	5,586	5,338
	Mizuho Financial Group Inc.	1.234%	5/22/27	20,000	18,225
	Mizuho Financial Group Inc.	1.554%	7/9/27	10,000	9,142
	Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	13,830
	Mizuho Financial Group Inc.	5.667%	5/27/29	5,000	5,116
	Mizuho Financial Group Inc.	5.778%	7/6/29	29,300	30,160
[5]	Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	5,412
[5]	Mizuho Financial Group Inc.	3.153%	7/16/30	17,200	15,495
[5]	Mizuho Financial Group Inc.	2.591%	5/25/31	5,000	4,284
[5]	Mizuho Financial Group Inc.	1.979%	9/8/31	21,902	17,900
	Mizuho Financial Group Inc.	2.564%	9/13/31	15,000	12,215
	Mizuho Financial Group Inc.	2.172%	5/22/32	20,460	16,637
	Mizuho Financial Group Inc.	5.754%	5/27/34	10,000	10,376
	Mizuho Financial Group Inc.	5.748%	7/6/34	19,740	20,467
[5]	Morgan Stanley	0.791%	1/22/25	57,500	57,331
[5]	Morgan Stanley	4.000%	7/23/25	51,975	51,238
	Morgan Stanley	5.000%	11/24/25	50,940	50,872
[5]	Morgan Stanley	3.875%	1/27/26	45,564	44,639
[5]	Morgan Stanley	2.188%	4/28/26	9,400	9,028
	Morgan Stanley	4.679%	7/17/26	25,000	24,769
[5]	Morgan Stanley	3.125%	7/27/26	52,700	50,449
[5]	Morgan Stanley	6.250%	8/9/26	15,996	16,493
[5]	Morgan Stanley	4.350%	9/8/26	40,070	39,349
	Morgan Stanley	6.138%	10/16/26	20,000	20,365
	Morgan Stanley	0.985%	12/10/26	12,225	11,251
	Morgan Stanley	3.625%	1/20/27	27,278	26,460
	Morgan Stanley	5.050%	1/28/27	37,555	37,587
	Morgan Stanley	3.950%	4/23/27	8,255	8,012
	Morgan Stanley	1.593%	5/4/27	22,265	20,509
[5]	Morgan Stanley	1.512%	7/20/27	17,900	16,356
	Morgan Stanley	2.475%	1/21/28	20,000	18,562
[5]	Morgan Stanley	3.591%	7/22/28	44,833	42,789
	Morgan Stanley	6.296%	10/18/28	36,060	37,807
[5]	Morgan Stanley	3.772%	1/24/29	2,725	2,598
	Morgan Stanley	5.123%	2/1/29	50,800	51,003
[5]	Morgan Stanley	5.164%	4/20/29	50,000	50,233
	Morgan Stanley	5.449%	7/20/29	27,000	27,511
	Morgan Stanley	6.407%	11/1/29	15,000	15,908
[5]	Morgan Stanley	4.431%	1/23/30	11,000	10,715
[5]	Morgan Stanley	2.699%	1/22/31	49,555	43,409
[5]	Morgan Stanley	3.622%	4/1/31	106,400	98,046
[5]	Morgan Stanley	1.794%	2/13/32	92,325	73,667
	Morgan Stanley	7.250%	4/1/32	8,000	9,432
[5]	Morgan Stanley	1.928%	4/28/32	13,850	11,128
[5]	Morgan Stanley	2.239%	7/21/32	30,000	24,514
[5]	Morgan Stanley	2.511%	10/20/32	20,000	16,588
	Morgan Stanley	2.943%	1/21/33	17,950	15,257
	Morgan Stanley	4.889%	7/20/33	20,000	19,505
	Morgan Stanley	6.342%	10/18/33	27,060	29,148
[5]	Morgan Stanley	5.250%	4/21/34	21,310	21,288
[5]	Morgan Stanley	5.424%	7/21/34	20,000	20,280
	Morgan Stanley	6.627%	11/1/34	30,000	33,238

53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.484%	9/16/36	45,000	35,720
	Morgan Stanley	5.297%	4/20/37	10,000	9,723
	Morgan Stanley	5.948%	1/19/38	28,123	28,477
[5]	Morgan Stanley	3.971%	7/22/38	4,600	4,033
[5]	Morgan Stanley	4.457%	4/22/39	831	766
	Morgan Stanley	3.217%	4/22/42	13,000	10,039
	Morgan Stanley	6.375%	7/24/42	29,625	34,312
	Morgan Stanley	4.300%	1/27/45	38,144	34,449
	Morgan Stanley	4.375%	1/22/47	225	203
[5]	Morgan Stanley	5.597%	3/24/51	22,386	24,180
[5]	Morgan Stanley	2.802%	1/25/52	24,075	16,061
	Morgan Stanley Bank NA	5.479%	7/16/25	12,000	12,108
[5]	Morgan Stanley Bank NA	4.754%	4/21/26	16,980	16,970
[5]	Morgan Stanley Bank NA	5.882%	10/30/26	16,000	16,477
[5]	Munich Re America Corp.	7.450%	12/15/26	4,533	4,882
	Nasdaq Inc.	5.650%	6/28/25	3,720	3,756
	Nasdaq Inc.	3.850%	6/30/26	9,350	9,121
	Nasdaq Inc.	5.350%	6/28/28	10,765	11,085
	Nasdaq Inc.	1.650%	1/15/31	6,700	5,440
	Nasdaq Inc.	5.550%	2/15/34	10,785	11,224
	Nasdaq Inc.	2.500%	12/21/40	9,500	6,602
	Nasdaq Inc.	3.250%	4/28/50	3,288	2,326
	Nasdaq Inc.	3.950%	3/7/52	5,850	4,640
	Nasdaq Inc.	5.950%	8/15/53	8,235	8,867
	Nasdaq Inc.	6.100%	6/28/63	9,500	10,312
	National Australia Bank Ltd.	5.200%	5/13/25	15,000	15,075
	National Australia Bank Ltd.	4.966%	1/12/26	14,000	14,087
	National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,265
[5]	National Australia Bank Ltd.	2.500%	7/12/26	22,310	21,174
	National Australia Bank Ltd.	4.944%	1/12/28	6,050	6,114
	National Australia Bank Ltd.	4.900%	6/13/28	21,700	21,916
	National Bank of Canada	5.250%	1/17/25	17,800	17,792
	National Bank of Canada	5.600%	12/18/28	11,000	11,289
[7]	Nationwide Building Society	3.900%	7/21/25	2,000	1,961
[5]	Nationwide Financial Services Inc.	6.750%	5/15/37	750	731
	NatWest Group plc	4.800%	4/5/26	1,700	1,686
	NatWest Group plc	7.472%	11/10/26	37,465	38,770
	NatWest Group plc	5.847%	3/2/27	20,900	21,092
[5]	NatWest Group plc	3.073%	5/22/28	37,279	34,635
	NatWest Group plc	5.516%	9/30/28	5,000	5,033
[5]	NatWest Group plc	4.892%	5/18/29	15,800	15,530
	NatWest Group plc	5.808%	9/13/29	10,990	11,278
[5]	NatWest Group plc	5.076%	1/27/30	30,500	30,092
[5]	NatWest Group plc	4.445%	5/8/30	2,155	2,062
	NatWest Group plc	6.016%	3/2/34	17,900	18,823
[5]	NatWest Group plc	3.032%	11/28/35	5,000	4,160
	Nomura Holdings Inc.	2.648%	1/16/25	400	388
	Nomura Holdings Inc.	5.099%	7/3/25	5,000	4,969
	Nomura Holdings Inc.	1.851%	7/16/25	38,300	36,236
	Nomura Holdings Inc.	1.653%	7/14/26	12,000	10,970
	Nomura Holdings Inc.	2.329%	1/22/27	27,815	25,512
	Nomura Holdings Inc.	5.386%	7/6/27	10,000	10,033
	Nomura Holdings Inc.	6.070%	7/12/28	23,730	24,519
	Nomura Holdings Inc.	2.172%	7/14/28	10,000	8,785
	Nomura Holdings Inc.	5.605%	7/6/29	10,000	10,222
	Nomura Holdings Inc.	3.103%	1/16/30	22,365	19,773
	Nomura Holdings Inc.	2.608%	7/14/31	6,975	5,788
	Northern Trust Corp.	3.950%	10/30/25	8,750	8,610
	Northern Trust Corp.	4.000%	5/10/27	2,500	2,466
	Northern Trust Corp.	3.650%	8/3/28	6,430	6,233
	Northern Trust Corp.	3.150%	5/3/29	4,200	3,960
[5]	Northern Trust Corp.	3.375%	5/8/32	4,950	4,578
	Northern Trust Corp.	6.125%	11/2/32	12,715	13,654
	Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	1,928
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	4,900	4,384
	Old Republic International Corp.	3.875%	8/26/26	4,560	4,393
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Old Republic International Corp.	3.850%	6/11/51	9,000	6,604
	ORIX Corp.	3.250%	12/4/24	2,000	1,960
	ORIX Corp.	3.700%	7/18/27	8,150	7,846
	ORIX Corp.	2.250%	3/9/31	9,000	7,673
	PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,352
	PartnerRe Finance B LLC	4.500%	10/1/50	3,936	3,388
[5]	PNC Bank NA	2.950%	2/23/25	5,750	5,598
[5]	PNC Bank NA	3.250%	6/1/25	14,133	13,763
[5]	PNC Bank NA	4.200%	11/1/25	9,374	9,191
[5]	PNC Bank NA	3.100%	10/25/27	275	258
[5]	PNC Bank NA	3.250%	1/22/28	10,775	10,137
[5]	PNC Bank NA	4.050%	7/26/28	13,750	13,246
[5]	PNC Bank NA	2.700%	10/22/29	9,500	8,345
	PNC Financial Services Group Inc.	5.812%	6/12/26	46,877	47,207
	PNC Financial Services Group Inc.	2.600%	7/23/26	10,000	9,478
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,921
	PNC Financial Services Group Inc.	3.150%	5/19/27	24,319	23,056
	PNC Financial Services Group Inc.	6.615%	10/20/27	7,890	8,188
	PNC Financial Services Group Inc.	5.354%	12/2/28	10,205	10,330
	PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	12,698
	PNC Financial Services Group Inc.	5.582%	6/12/29	34,000	34,681
	PNC Financial Services Group Inc.	2.550%	1/22/30	16,955	14,836
	PNC Financial Services Group Inc.	2.307%	4/23/32	12,800	10,701
	PNC Financial Services Group Inc.	4.626%	6/6/33	5,000	4,697
	PNC Financial Services Group Inc.	6.037%	10/28/33	20,000	20,914
	PNC Financial Services Group Inc.	5.068%	1/24/34	13,255	12,963
	PNC Financial Services Group Inc.	5.939%	8/18/34	8,990	9,370
	PNC Financial Services Group Inc.	6.875%	10/20/34	25,305	28,102
	Principal Financial Group Inc.	3.400%	5/15/25	9,000	8,794
	Principal Financial Group Inc.	3.100%	11/15/26	18,485	17,628
	Principal Financial Group Inc.	3.700%	5/15/29	3,000	2,829
	Principal Financial Group Inc.	2.125%	6/15/30	6,000	5,069
	Principal Financial Group Inc.	5.375%	3/15/33	2,000	2,051
	Principal Financial Group Inc.	6.050%	10/15/36	425	457
	Principal Financial Group Inc.	4.625%	9/15/42	3,400	3,108
	Principal Financial Group Inc.	4.350%	5/15/43	4,960	4,384
	Principal Financial Group Inc.	4.300%	11/15/46	8,219	6,972
	Principal Financial Group Inc.	5.500%	3/15/53	3,890	3,926
	Private Export Funding Corp.	3.900%	10/15/27	4,150	4,110
	Progressive Corp.	6.625%	3/1/29	2,150	2,356
	Progressive Corp.	3.200%	3/26/30	7,617	7,050
	Progressive Corp.	6.250%	12/1/32	4,000	4,457
	Progressive Corp.	4.950%	6/15/33	4,930	5,055
	Progressive Corp.	4.350%	4/25/44	6,219	5,541
	Progressive Corp.	4.125%	4/15/47	10,509	9,275
	Progressive Corp.	4.200%	3/15/48	4,196	3,741
	Progressive Corp.	3.950%	3/26/50	12,359	10,482
	Progressive Corp.	3.700%	3/15/52	16,210	13,155
	Prospect Capital Corp.	3.706%	1/22/26	10,000	9,381
[5]	Prudential Financial Inc.	3.878%	3/27/28	4,025	3,925
[5]	Prudential Financial Inc.	2.100%	3/10/30	2,000	1,752
[5]	Prudential Financial Inc.	5.750%	7/15/33	2,630	2,871
[5]	Prudential Financial Inc.	5.700%	12/14/36	4,720	5,107
[5]	Prudential Financial Inc.	6.625%	12/1/37	3,250	3,746

54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Prudential Financial Inc.	3.000%	3/10/40	5,830	4,535
[5]	Prudential Financial Inc.	6.625%	6/21/40	8,020	9,130
[5]	Prudential Financial Inc.	5.100%	8/15/43	2,775	2,618
[5]	Prudential Financial Inc.	4.600%	5/15/44	5,600	5,220
[5]	Prudential Financial Inc.	5.375%	5/15/45	4,850	4,792
[5]	Prudential Financial Inc.	4.500%	9/15/47	1,500	1,401
	Prudential Financial Inc.	3.905%	12/7/47	26,333	21,588
[5]	Prudential Financial Inc.	4.418%	3/27/48	250	220
[5]	Prudential Financial Inc.	5.700%	9/15/48	3,000	2,918
	Prudential Financial Inc.	3.935%	12/7/49	14,404	11,882
[5]	Prudential Financial Inc.	3.700%	10/1/50	7,000	6,064
[5]	Prudential Financial Inc.	3.700%	3/13/51	8,700	6,902
	Prudential Financial Inc.	5.125%	3/1/52	10,900	10,240
	Prudential Financial Inc.	6.000%	9/1/52	5,000	4,986
	Prudential Financial Inc.	6.750%	3/1/53	3,865	4,036
	Prudential Funding Asia plc	3.125%	4/14/30	13,340	11,991
	Prudential Funding Asia plc	3.625%	3/24/32	2,000	1,799
	Raymond James Financial Inc.	4.650%	4/1/30	19,795	19,930
	Raymond James Financial Inc.	4.950%	7/15/46	11,555	10,796
	Raymond James Financial Inc.	3.750%	4/1/51	13,000	9,813
[5]	Regions Bank	6.450%	6/26/37	1,514	1,540
	Regions Financial Corp.	2.250%	5/18/25	8,100	7,722
	Regions Financial Corp.	1.800%	8/12/28	7,245	6,207
	Regions Financial Corp.	7.375%	12/10/37	7,000	7,951
	Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,454
	Reinsurance Group of America Inc.	3.900%	5/15/29	8,350	7,957
	Reinsurance Group of America Inc.	3.150%	6/15/30	4,300	3,864
	Reinsurance Group of America Inc.	6.000%	9/15/33	4,300	4,510
	RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,441
	RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,327
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	947
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	10,278	10,393
[5]	Royal Bank of Canada	1.600%	1/21/25	3,500	3,373
	Royal Bank of Canada	3.375%	4/14/25	26,610	26,092
[5]	Royal Bank of Canada	4.950%	4/25/25	16,365	16,372
[5]	Royal Bank of Canada	1.150%	6/10/25	18,645	17,680
[5]	Royal Bank of Canada	4.875%	1/12/26	10,400	10,430
[5]	Royal Bank of Canada	0.875%	1/20/26	12,800	11,870
[5]	Royal Bank of Canada	4.650%	1/27/26	6,400	6,348
	Royal Bank of Canada	1.200%	4/27/26	10,000	9,235
[5]	Royal Bank of Canada	1.400%	11/2/26	7,700	7,045
[5]	Royal Bank of Canada	2.050%	1/21/27	3,780	3,509
	Royal Bank of Canada	3.625%	5/4/27	27,851	26,904
[5]	Royal Bank of Canada	4.240%	8/3/27	5,000	4,946
[5]	Royal Bank of Canada	6.000%	11/1/27	22,150	23,216
[5]	Royal Bank of Canada	4.900%	1/12/28	16,895	17,091
[5]	Royal Bank of Canada	2.300%	11/3/31	38,500	32,481
	Royal Bank of Canada	3.875%	5/4/32	6,865	6,470
[5]	Royal Bank of Canada	5.000%	2/1/33	29,695	30,206
[5]	Royal Bank of Canada	5.000%	5/2/33	10,600	10,801
	Santander Holdings USA Inc.	4.500%	7/17/25	18,500	18,300
	Santander Holdings USA Inc.	3.244%	10/5/26	34,332	32,530
	Santander Holdings USA Inc.	4.400%	7/13/27	42,150	40,952
	Santander Holdings USA Inc.	6.499%	3/9/29	7,900	8,172
	Santander Holdings USA Inc.	7.660%	11/9/31	5,500	5,954
[5]	Santander UK Group Holdings plc	1.532%	8/21/26	10,000	9,330
	Santander UK Group Holdings plc	6.833%	11/21/26	8,000	8,154
	Santander UK Group Holdings plc	2.469%	1/11/28	12,756	11,626
[5]	Santander UK Group Holdings plc	3.823%	11/3/28	4,000	3,759
	Santander UK Group Holdings plc	6.534%	1/10/29	20,650	21,392
	Santander UK Group Holdings plc	2.896%	3/15/32	8,000	6,870
	Selective Insurance Group Inc.	5.375%	3/1/49	2,735	2,646
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	711	650
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	2,086	2,152
[7]	Societe Generale SA	3.000%	1/22/30	2,000	1,738
	State Street Corp.	3.300%	12/16/24	5,000	4,920
	State Street Corp.	3.550%	8/18/25	24,325	23,879
	State Street Corp.	2.901%	3/30/26	2,000	1,942
	State Street Corp.	5.104%	5/18/26	15,000	15,010
	State Street Corp.	2.650%	5/19/26	14,355	13,713
	State Street Corp.	5.272%	8/3/26	14,110	14,307
	State Street Corp.	5.751%	11/4/26	10,000	10,123
	State Street Corp.	5.820%	11/4/28	10,000	10,376
	State Street Corp.	5.684%	11/21/29	11,680	12,084
[5]	State Street Corp.	4.141%	12/3/29	2,250	2,186
	State Street Corp.	2.400%	1/24/30	16,130	14,406
	State Street Corp.	2.200%	3/3/31	5,000	4,167
	State Street Corp.	4.164%	8/4/33	10,000	9,413
	State Street Corp.	4.821%	1/26/34	9,630	9,479
	State Street Corp.	5.159%	5/18/34	10,000	10,084
[5]	State Street Corp.	3.031%	11/1/34	4,850	4,350
	State Street Corp.	6.123%	11/21/34	5,500	5,844
	Stewart Information Services Corp.	3.600%	11/15/31	2,900	2,258
[5]	Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,609	2,551
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	5,920	5,746
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	10,435	9,876
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	17,577	16,196
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,135	17,682
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	24,750	25,318
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	16,972
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	12,370	11,260
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	15,644
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	1,922
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	26,584	24,590
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	17,534	16,680
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	3,800	3,890
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	13,705
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	8,464
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	39,275	34,380
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,482
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	25,415	23,210
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	14,400	13,094
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	13,600	12,081
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	13,620	14,153
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	7,955	7,038
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	19,585	16,509
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	9,765	8,115

55

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	1,120	905
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	4,000	3,302
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	17,775	18,774
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	20,000	21,182
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	15,700	16,719
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	5,000	3,458
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	10,000	7,482
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	12,316	9,547
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	11,193	12,469
[5]	Synchrony Bank	5.400%	8/22/25	7,065	6,959
	Synchrony Bank	5.625%	8/23/27	5,000	4,918
	Synchrony Financial	4.875%	6/13/25	8,000	7,861
	Synchrony Financial	4.500%	7/23/25	18,295	17,874
	Synchrony Financial	3.700%	8/4/26	4,325	4,062
	Synchrony Financial	3.950%	12/1/27	7,065	6,617
	Synchrony Financial	5.150%	3/19/29	10,630	10,324
	Synovus Bank	5.625%	2/15/28	5,475	5,269
[5]	Toronto-Dominion Bank	3.250%	3/11/24	19,900	19,811
	Toronto-Dominion Bank	1.250%	12/13/24	2,000	1,926
[5]	Toronto-Dominion Bank	1.450%	1/10/25	7,050	6,792
	Toronto-Dominion Bank	3.766%	6/6/25	5,300	5,214
[5]	Toronto-Dominion Bank	1.150%	6/12/25	12,000	11,361
[5]	Toronto-Dominion Bank	0.750%	9/11/25	8,000	7,466
[5]	Toronto-Dominion Bank	0.750%	1/6/26	8,350	7,712
	Toronto-Dominion Bank	5.103%	1/9/26	10,300	10,371
[5]	Toronto-Dominion Bank	1.200%	6/3/26	13,675	12,555
[5]	Toronto-Dominion Bank	5.532%	7/17/26	23,000	23,441
[5]	Toronto-Dominion Bank	1.250%	9/10/26	2,475	2,261
	Toronto-Dominion Bank	5.264%	12/11/26	5,390	5,496
[5]	Toronto-Dominion Bank	1.950%	1/12/27	8,500	7,861
[5]	Toronto-Dominion Bank	2.800%	3/10/27	20,000	18,887
	Toronto-Dominion Bank	4.108%	6/8/27	14,901	14,639
[5]	Toronto-Dominion Bank	4.693%	9/15/27	13,100	13,103
	Toronto-Dominion Bank	5.156%	1/10/28	13,340	13,579
[5]	Toronto-Dominion Bank	5.523%	7/17/28	38,000	39,123
[5]	Toronto-Dominion Bank	2.000%	9/10/31	10,000	8,315
[5]	Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,148
[5]	Toronto-Dominion Bank	2.450%	1/12/32	6,000	5,035
[5]	Toronto-Dominion Bank	3.200%	3/10/32	16,750	14,837
	Toronto-Dominion Bank	4.456%	6/8/32	24,800	24,099
	Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,362
	Travelers Cos. Inc.	6.750%	6/20/36	3,125	3,683
[5]	Travelers Cos. Inc.	6.250%	6/15/37	11,380	12,914
	Travelers Cos. Inc.	5.350%	11/1/40	5,390	5,637
	Travelers Cos. Inc.	4.600%	8/1/43	2,068	1,976
	Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,119
	Travelers Cos. Inc.	3.750%	5/15/46	12,285	10,155
	Travelers Cos. Inc.	4.000%	5/30/47	9,952	8,568
	Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,463
	Travelers Cos. Inc.	2.550%	4/27/50	7,280	4,816
	Travelers Cos. Inc.	3.050%	6/8/51	9,900	7,304
	Travelers Cos. Inc.	5.450%	5/25/53	7,617	8,237
	Travelers Property Casualty Corp.	6.375%	3/15/33	1,897	2,170
	Trinity Acquisition plc	4.400%	3/15/26	6,788	6,705
[5]	Truist Bank	2.150%	12/6/24	10,310	10,010
[5]	Truist Bank	1.500%	3/10/25	400	382
[5]	Truist Bank	3.625%	9/16/25	9,909	9,593
[5]	Truist Bank	4.050%	11/3/25	14,588	14,350
[5]	Truist Bank	3.300%	5/15/26	8,024	7,654
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Truist Bank	3.800%	10/30/26	3,450	3,300
[5]	Truist Bank	2.636%	9/17/29	250	233
[5]	Truist Bank	2.250%	3/11/30	23,944	19,864
	Truist Financial Corp.	4.000%	5/1/25	9,092	8,936
[5]	Truist Financial Corp.	3.700%	6/5/25	15,098	14,766
[5]	Truist Financial Corp.	1.200%	8/5/25	3,251	3,053
[5]	Truist Financial Corp.	5.900%	10/28/26	10,000	10,099
[5]	Truist Financial Corp.	1.267%	3/2/27	12,105	11,092
[5]	Truist Financial Corp.	6.047%	6/8/27	28,925	29,444
[5]	Truist Financial Corp.	1.125%	8/3/27	19,085	16,730
[5]	Truist Financial Corp.	4.873%	1/26/29	10,000	9,873
[5]	Truist Financial Corp.	3.875%	3/19/29	6,609	6,188
[5]	Truist Financial Corp.	1.887%	6/7/29	9,425	8,145
[5]	Truist Financial Corp.	7.161%	10/30/29	7,500	8,093
[5]	Truist Financial Corp.	1.950%	6/5/30	6,643	5,551
[5]	Truist Financial Corp.	4.916%	7/28/33	13,000	12,148
[5]	Truist Financial Corp.	6.123%	10/28/33	8,010	8,305
[5]	Truist Financial Corp.	5.122%	1/26/34	36,225	35,074
[5]	Truist Financial Corp.	5.867%	6/8/34	7,000	7,143
	UBS AG	5.800%	9/11/25	11,000	11,130
	UBS AG	5.650%	9/11/28	17,300	17,945
	UBS Group AG	3.750%	3/26/25	32,302	31,644
	UBS Group AG	4.550%	4/17/26	27,406	27,036
[7]	UBS Group AG	4.282%	1/9/28	5,700	5,511
[7]	UBS Group AG	4.194%	4/1/31	16,143	15,047
	UBS Group AG	4.875%	5/15/45	14,580	13,890
	Unum Group	4.000%	6/15/29	2,000	1,897
	Unum Group	5.750%	8/15/42	6,443	6,279
	Unum Group	4.500%	12/15/49	4,839	3,831
	Unum Group	4.125%	6/15/51	7,000	5,235
	US Bancorp	1.450%	5/12/25	8,400	8,004
[5]	US Bancorp	3.950%	11/17/25	17,746	17,470
[5]	US Bancorp	3.100%	4/27/26	10,160	9,741
[5]	US Bancorp	2.375%	7/22/26	17,025	15,987
	US Bancorp	5.727%	10/21/26	5,090	5,123
[5]	US Bancorp	3.150%	4/27/27	21,140	20,111
	US Bancorp	6.787%	10/26/27	8,000	8,350
[5]	US Bancorp	3.900%	4/26/28	4,475	4,327
[5]	US Bancorp	4.548%	7/22/28	24,015	23,670
	US Bancorp	4.653%	2/1/29	35,000	34,436
	US Bancorp	5.775%	6/12/29	22,500	23,110
[5]	US Bancorp	3.000%	7/30/29	9,425	8,530
[5]	US Bancorp	1.375%	7/22/30	8,575	6,917
[5]	US Bancorp	2.677%	1/27/33	5,000	4,174
[5]	US Bancorp	4.967%	7/22/33	10,550	10,012
	US Bancorp	5.850%	10/21/33	27,060	27,928
	US Bancorp	4.839%	2/1/34	39,180	37,579
	US Bancorp	5.836%	6/12/34	8,000	8,257
	US Bancorp	2.491%	11/3/36	13,585	10,640
[5]	US Bank NA	2.050%	1/21/25	8,000	7,738
[5]	US Bank NA	2.800%	1/27/25	23,016	22,393
	Visa Inc.	3.150%	12/14/25	52,946	51,660
	Visa Inc.	1.900%	4/15/27	15,925	14,825
	Visa Inc.	0.750%	8/15/27	7,500	6,635
	Visa Inc.	2.750%	9/15/27	10,550	10,045
	Visa Inc.	2.050%	4/15/30	19,205	16,887
	Visa Inc.	1.100%	2/15/31	8,200	6,654
	Visa Inc.	4.150%	12/14/35	18,730	18,366
	Visa Inc.	2.700%	4/15/40	11,951	9,240
	Visa Inc.	4.300%	12/14/45	39,660	36,994
	Visa Inc.	3.650%	9/15/47	6,950	5,859
	Visa Inc.	2.000%	8/15/50	16,869	10,441
	Voya Financial Inc.	3.650%	6/15/26	3,050	2,949
	Voya Financial Inc.	5.700%	7/15/43	4,550	4,501
	Voya Financial Inc.	4.800%	6/15/46	1,935	1,684
[5]	Voya Financial Inc.	4.700%	1/23/48	12,000	9,905
	W R Berkley Corp.	6.250%	2/15/37	150	159

56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	W R Berkley Corp.	4.750%	8/1/44	3,780	3,383
	W R Berkley Corp.	4.000%	5/12/50	4,000	3,198
	W R Berkley Corp.	3.550%	3/30/52	8,000	5,757
	W R Berkley Corp.	3.150%	9/30/61	5,500	3,467
	Wachovia Corp.	6.605%	10/1/25	1,150	1,178
	Wachovia Corp.	7.500%	4/15/35	1,990	2,297
	Wachovia Corp.	5.500%	8/1/35	5,725	5,798
	Wachovia Corp.	6.550%	10/15/35	250	271
	Webster Financial Corp.	4.100%	3/25/29	3,000	2,770
[5]	Wells Fargo & Co.	3.000%	2/19/25	12,000	11,734
[5]	Wells Fargo & Co.	3.550%	9/29/25	12,672	12,390
[5]	Wells Fargo & Co.	2.164%	2/11/26	40,526	39,024
	Wells Fargo & Co.	3.000%	4/22/26	54,060	51,803
[5]	Wells Fargo & Co.	3.908%	4/25/26	31,839	31,222
[5]	Wells Fargo & Co.	2.188%	4/30/26	10,000	9,584
[5]	Wells Fargo & Co.	4.100%	6/3/26	27,600	26,988
[5]	Wells Fargo & Co.	4.540%	8/15/26	60,200	59,605
	Wells Fargo & Co.	3.000%	10/23/26	37,703	35,803
[5]	Wells Fargo & Co.	3.196%	6/17/27	15,000	14,342
[5]	Wells Fargo & Co.	4.300%	7/22/27	10,721	10,498
[5]	Wells Fargo & Co.	3.526%	3/24/28	55,000	52,489
[5]	Wells Fargo & Co.	3.584%	5/22/28	19,806	18,872
[5]	Wells Fargo & Co.	2.393%	6/2/28	18,480	16,925
[5]	Wells Fargo & Co.	4.808%	7/25/28	64,000	63,571
[5]	Wells Fargo & Co.	4.150%	1/24/29	2,705	2,632
[5]	Wells Fargo & Co.	5.574%	7/25/29	39,730	40,561
	Wells Fargo & Co.	6.303%	10/23/29	20,000	21,098
[5]	Wells Fargo & Co.	2.879%	10/30/30	31,977	28,414
[5]	Wells Fargo & Co.	2.572%	2/11/31	8,855	7,656
[5]	Wells Fargo & Co.	4.478%	4/4/31	88,460	85,588
[5]	Wells Fargo & Co.	3.350%	3/2/33	29,880	26,131
[5]	Wells Fargo & Co.	4.897%	7/25/33	45,010	43,876
	Wells Fargo & Co.	5.389%	4/24/34	61,012	61,230
[5]	Wells Fargo & Co.	5.557%	7/25/34	77,905	79,390
[5]	Wells Fargo & Co.	5.950%	12/15/36	2,025	2,066
[5]	Wells Fargo & Co.	3.068%	4/30/41	35,950	27,180
	Wells Fargo & Co.	5.375%	11/2/43	31,354	30,522
	Wells Fargo & Co.	5.606%	1/15/44	19,195	19,150
[5]	Wells Fargo & Co.	4.650%	11/4/44	32,218	28,376
	Wells Fargo & Co.	3.900%	5/1/45	13,742	11,359
[5]	Wells Fargo & Co.	4.900%	11/17/45	20,371	18,581
[5]	Wells Fargo & Co.	4.400%	6/14/46	14,223	11,957
[5]	Wells Fargo & Co.	4.750%	12/7/46	26,443	23,357
[5]	Wells Fargo & Co.	5.013%	4/4/51	69,163	65,971
[5]	Wells Fargo & Co.	4.611%	4/25/53	45,755	41,353
[5]	Wells Fargo Bank NA	5.550%	8/1/25	21,415	21,637
[5]	Wells Fargo Bank NA	5.450%	8/7/26	23,360	23,741
	Wells Fargo Bank NA	5.254%	12/11/26	27,600	27,953
	Wells Fargo Bank NA	5.950%	8/26/36	3,700	3,823
[5]	Wells Fargo Bank NA	5.850%	2/1/37	11,275	11,843
[5]	Wells Fargo Bank NA	6.600%	1/15/38	10,645	11,859
	Western Union Co.	2.850%	1/10/25	5,025	4,882
	Western Union Co.	1.350%	3/15/26	6,000	5,523
	Western Union Co.	2.750%	3/15/31	4,000	3,331
	Western Union Co.	6.200%	11/17/36	6,140	6,365
	Western Union Co.	6.200%	6/21/40	1,430	1,447
	Westpac Banking Corp.	2.350%	2/19/25	6,208	6,038
	Westpac Banking Corp.	5.512%	11/17/25	12,095	12,296
	Westpac Banking Corp.	2.850%	5/13/26	38,397	36,885
	Westpac Banking Corp.	2.700%	8/19/26	16,621	15,873
	Westpac Banking Corp.	3.350%	3/8/27	30,390	29,294
	Westpac Banking Corp.	5.457%	11/18/27	7,500	7,747
	Westpac Banking Corp.	3.400%	1/25/28	150	144
	Westpac Banking Corp.	5.535%	11/17/28	32,035	33,266
	Westpac Banking Corp.	1.953%	11/20/28	9,395	8,312
	Westpac Banking Corp.	2.650%	1/16/30	9,250	8,288
[5]	Westpac Banking Corp.	2.894%	2/4/30	31,225	30,091
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Westpac Banking Corp.	4.322%	11/23/31	21,460	20,641
	Westpac Banking Corp.	6.820%	11/17/33	4,200	4,561
	Westpac Banking Corp.	4.110%	7/24/34	9,021	8,269
	Westpac Banking Corp.	2.668%	11/15/35	20,000	16,268
	Westpac Banking Corp.	3.020%	11/18/36	8,010	6,503
	Westpac Banking Corp.	4.421%	7/24/39	125	109
	Westpac Banking Corp.	2.963%	11/16/40	28,033	19,335
	Westpac Banking Corp.	3.133%	11/18/41	10,000	6,978
	Willis North America Inc.	4.650%	6/15/27	7,606	7,537
	Willis North America Inc.	4.500%	9/15/28	5,800	5,654
	Willis North America Inc.	2.950%	9/15/29	4,753	4,262
	Willis North America Inc.	5.350%	5/15/33	7,825	7,909
	Willis North America Inc.	5.050%	9/15/48	5,093	4,732
	Willis North America Inc.	3.875%	9/15/49	8,925	6,906
	XL Group Ltd.	5.250%	12/15/43	4,850	4,680
	Zions Bancorp NA	3.250%	10/29/29	3,090	2,533
					20,766,748
Health Care (2.9%)
	Abbott Laboratories	2.950%	3/15/25	13,868	13,584
	Abbott Laboratories	3.875%	9/15/25	12,146	12,028
	Abbott Laboratories	3.750%	11/30/26	20,486	20,213
	Abbott Laboratories	1.150%	1/30/28	6,500	5,794
	Abbott Laboratories	1.400%	6/30/30	4,000	3,386
	Abbott Laboratories	4.750%	11/30/36	12,210	12,512
	Abbott Laboratories	6.150%	11/30/37	3,830	4,406
	Abbott Laboratories	6.000%	4/1/39	950	1,095
	Abbott Laboratories	5.300%	5/27/40	1,951	2,118
	Abbott Laboratories	4.750%	4/15/43	12,425	12,617
	Abbott Laboratories	4.900%	11/30/46	44,682	45,815
	AbbVie Inc.	3.800%	3/15/25	33,973	33,544
	AbbVie Inc.	3.600%	5/14/25	34,698	34,086
	AbbVie Inc.	3.200%	5/14/26	17,230	16,718
	AbbVie Inc.	2.950%	11/21/26	47,215	45,281
	AbbVie Inc.	4.250%	11/14/28	18,784	18,698
	AbbVie Inc.	3.200%	11/21/29	57,093	53,344
	AbbVie Inc.	4.550%	3/15/35	15,987	15,693
	AbbVie Inc.	4.500%	5/14/35	22,503	22,009
	AbbVie Inc.	4.300%	5/14/36	9,275	8,893
	AbbVie Inc.	4.050%	11/21/39	66,357	60,012
	AbbVie Inc.	4.625%	10/1/42	4,810	4,562
	AbbVie Inc.	4.400%	11/6/42	21,693	20,146
	AbbVie Inc.	4.850%	6/15/44	11,816	11,511
	AbbVie Inc.	4.750%	3/15/45	4,083	3,926
	AbbVie Inc.	4.700%	5/14/45	17,195	16,412
	AbbVie Inc.	4.450%	5/14/46	39,181	36,029
	AbbVie Inc.	4.875%	11/14/48	15,041	14,709
	AbbVie Inc.	4.250%	11/21/49	62,854	56,096
	Adventist Health System	2.952%	3/1/29	4,420	3,994
	Adventist Health System	5.430%	3/1/32	3,000	3,055
	Adventist Health System	3.630%	3/1/49	5,495	4,069
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,234
[5]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	775	666
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	7,010	6,265
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	2,504
[5]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	3,100	2,210
	Aetna Inc.	6.625%	6/15/36	5,400	6,047
	Aetna Inc.	6.750%	12/15/37	5,500	6,179
	Aetna Inc.	4.500%	5/15/42	4,325	3,817
	Aetna Inc.	4.125%	11/15/42	10,363	8,618
	Aetna Inc.	4.750%	3/15/44	3,520	3,167
	Aetna Inc.	3.875%	8/15/47	19,727	15,454
	Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,401

57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Agilent Technologies Inc.	2.750%	9/15/29	2,000	1,830
	Agilent Technologies Inc.	2.100%	6/4/30	3,175	2,733
	Agilent Technologies Inc.	2.300%	3/12/31	13,000	11,269
	AHS Hospital Corp.	5.024%	7/1/45	3,500	3,417
[5]	AHS Hospital Corp.	2.780%	7/1/51	5,000	3,306
[5]	Allina Health System	3.887%	4/15/49	3,750	3,115
	Amgen Inc.	1.900%	2/21/25	6,855	6,621
	Amgen Inc.	5.250%	3/2/25	20,905	20,954
	Amgen Inc.	3.125%	5/1/25	3,100	3,022
	Amgen Inc.	5.507%	3/2/26	18,925	18,933
	Amgen Inc.	2.600%	8/19/26	21,425	20,357
	Amgen Inc.	2.200%	2/21/27	16,307	15,161
	Amgen Inc.	3.200%	11/2/27	11,859	11,331
	Amgen Inc.	5.150%	3/2/28	21,760	22,249
	Amgen Inc.	1.650%	8/15/28	16,000	14,149
	Amgen Inc.	4.050%	8/18/29	12,700	12,434
	Amgen Inc.	2.450%	2/21/30	10,955	9,714
	Amgen Inc.	5.250%	3/2/30	26,210	26,953
	Amgen Inc.	2.300%	2/25/31	41,172	35,203
	Amgen Inc.	2.000%	1/15/32	5,975	4,896
	Amgen Inc.	3.350%	2/22/32	11,000	10,041
	Amgen Inc.	5.250%	3/2/33	76,440	78,347
	Amgen Inc.	3.150%	2/21/40	29,724	23,158
	Amgen Inc.	2.800%	8/15/41	31,355	22,831
	Amgen Inc.	4.950%	10/1/41	12,860	12,340
	Amgen Inc.	5.150%	11/15/41	3,478	3,423
	Amgen Inc.	5.600%	3/2/43	20,335	21,028
	Amgen Inc.	4.400%	5/1/45	28,205	25,073
	Amgen Inc.	4.563%	6/15/48	5,023	4,534
	Amgen Inc.	3.375%	2/21/50	13,125	9,797
	Amgen Inc.	4.663%	6/15/51	41,193	37,544
	Amgen Inc.	3.000%	1/15/52	11,994	8,400
	Amgen Inc.	4.200%	2/22/52	29,500	24,956
	Amgen Inc.	4.875%	3/1/53	9,500	8,895
	Amgen Inc.	5.650%	3/2/53	72,010	75,911
	Amgen Inc.	2.770%	9/1/53	6,693	4,306
	Amgen Inc.	4.400%	2/22/62	2,436	2,060
	Amgen Inc.	5.750%	3/2/63	30,790	32,385
[5]	Ascension Health	2.532%	11/15/29	13,426	12,006
[5]	Ascension Health	3.106%	11/15/39	9,450	7,434
	Ascension Health	3.945%	11/15/46	8,010	6,900
[5]	Ascension Health	4.847%	11/15/53	6,500	6,294
	AstraZeneca Finance LLC	1.200%	5/28/26	5,000	4,628
	AstraZeneca Finance LLC	4.875%	3/3/28	15,000	15,292
	AstraZeneca Finance LLC	1.750%	5/28/28	17,500	15,675
	AstraZeneca Finance LLC	4.900%	3/3/30	20,000	20,589
	AstraZeneca Finance LLC	2.250%	5/28/31	13,000	11,216
	AstraZeneca Finance LLC	4.875%	3/3/33	28,825	29,809
	AstraZeneca plc	3.375%	11/16/25	21,737	21,269
	AstraZeneca plc	0.700%	4/8/26	13,105	12,068
	AstraZeneca plc	4.000%	1/17/29	5,400	5,332
	AstraZeneca plc	1.375%	8/6/30	16,361	13,602
	AstraZeneca plc	6.450%	9/15/37	29,447	34,428
	AstraZeneca plc	4.000%	9/18/42	11,275	10,242
	AstraZeneca plc	4.375%	11/16/45	10,900	10,257
	AstraZeneca plc	4.375%	8/17/48	5,050	4,750
	AstraZeneca plc	2.125%	8/6/50	10,450	6,689
	AstraZeneca plc	3.000%	5/28/51	7,090	5,299
	Banner Health	2.338%	1/1/30	5,000	4,336
	Banner Health	1.897%	1/1/31	1,000	827
	Banner Health	2.907%	1/1/42	3,500	2,583
[5]	Banner Health	3.181%	1/1/50	3,920	2,871
	Banner Health	2.913%	1/1/51	3,150	2,159
[5]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	3,500	2,115
[5]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	7,250	5,367
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxalta Inc.	4.000%	6/23/25	8,678	8,537
	Baxalta Inc.	5.250%	6/23/45	4,188	4,183
	Baxter International Inc.	2.600%	8/15/26	2,789	2,629
	Baxter International Inc.	1.915%	2/1/27	16,400	15,031
	Baxter International Inc.	2.272%	12/1/28	13,000	11,650
	Baxter International Inc.	3.950%	4/1/30	6,025	5,717
	Baxter International Inc.	1.730%	4/1/31	27,375	22,254
	Baxter International Inc.	2.539%	2/1/32	45,000	37,757
	Baxter International Inc.	3.500%	8/15/46	2,725	2,003
	Baxter International Inc.	3.132%	12/1/51	10,495	7,237
[5]	BayCare Health System Inc.	3.831%	11/15/50	1,500	1,251
[5]	Baylor Scott & White Holdings	1.777%	11/15/30	3,310	2,744
	Baylor Scott & White Holdings	4.185%	11/15/45	9,355	8,369
[5]	Baylor Scott & White Holdings	2.839%	11/15/50	10,475	7,224
	Becton Dickinson & Co.	3.734%	12/15/24	3,684	3,625
	Becton Dickinson & Co.	3.700%	6/6/27	20,860	20,216
	Becton Dickinson & Co.	4.693%	2/13/28	6,280	6,309
	Becton Dickinson & Co.	2.823%	5/20/30	10,227	9,142
	Becton Dickinson & Co.	1.957%	2/11/31	10,000	8,336
	Becton Dickinson & Co.	4.298%	8/22/32	11,000	10,635
	Becton Dickinson & Co.	4.685%	12/15/44	6,065	5,680
	Becton Dickinson & Co.	4.669%	6/6/47	26,645	24,852
	Becton Dickinson & Co.	3.794%	5/20/50	5,234	4,269
[5]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,000	1,291
	Biogen Inc.	4.050%	9/15/25	24,320	23,921
	Biogen Inc.	2.250%	5/1/30	18,647	15,919
	Biogen Inc.	3.150%	5/1/50	22,254	15,609
	Biogen Inc.	3.250%	2/15/51	10,119	7,240
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	3,000	2,850
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	6,215	5,594
[5]	Bon Secours Mercy Health Inc.	4.302%	7/1/28	1,750	1,716
[5]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	3,443	3,067
[5]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	4,725	3,874
[5]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	3,250	2,262
	Boston Scientific Corp.	1.900%	6/1/25	5,700	5,459
	Boston Scientific Corp.	2.650%	6/1/30	5,425	4,847
	Boston Scientific Corp.	6.500%	11/15/35	2,923	3,302
	Boston Scientific Corp.	4.550%	3/1/39	11,841	11,315
	Boston Scientific Corp.	7.375%	1/15/40	1,650	1,994
	Boston Scientific Corp.	4.700%	3/1/49	11,090	10,674
	Bristol-Myers Squibb Co.	0.750%	11/13/25	8,500	7,934
	Bristol-Myers Squibb Co.	3.200%	6/15/26	34,517	33,501
	Bristol-Myers Squibb Co.	3.450%	11/15/27	30,341	29,444
	Bristol-Myers Squibb Co.	3.900%	2/20/28	21,583	21,207
	Bristol-Myers Squibb Co.	3.400%	7/26/29	22,430	21,269
	Bristol-Myers Squibb Co.	1.450%	11/13/30	5,265	4,326
	Bristol-Myers Squibb Co.	2.950%	3/15/32	20,000	17,778
	Bristol-Myers Squibb Co.	5.900%	11/15/33	11,000	11,989
	Bristol-Myers Squibb Co.	4.125%	6/15/39	24,517	22,112
	Bristol-Myers Squibb Co.	3.250%	8/1/42	10,865	8,426
	Bristol-Myers Squibb Co.	4.625%	5/15/44	8,014	7,489
	Bristol-Myers Squibb Co.	4.350%	11/15/47	16,068	14,151
	Bristol-Myers Squibb Co.	4.550%	2/20/48	13,989	12,733
	Bristol-Myers Squibb Co.	4.250%	10/26/49	35,238	30,577
	Bristol-Myers Squibb Co.	2.550%	11/13/50	21,700	13,753
	Bristol-Myers Squibb Co.	3.700%	3/15/52	43,522	34,200
	Bristol-Myers Squibb Co.	3.900%	3/15/62	15,250	11,890
	Bristol-Myers Squibb Co.	6.400%	11/15/63	18,000	20,912
	Cardinal Health Inc.	3.750%	9/15/25	1,975	1,930
	Cardinal Health Inc.	3.410%	6/15/27	4,520	4,339
	Cardinal Health Inc.	4.600%	3/15/43	4,150	3,694
	Cardinal Health Inc.	4.500%	11/15/44	8,275	7,209
	Cardinal Health Inc.	4.900%	9/15/45	4,580	4,199
[5]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	5,900	4,120
	Cencora Inc.	3.250%	3/1/25	5,725	5,603
	Cencora Inc.	3.450%	12/15/27	11,525	11,105

58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cencora Inc.	2.800%	5/15/30	7,250	6,506
	Cencora Inc.	2.700%	3/15/31	10,700	9,383
	Cencora Inc.	4.250%	3/1/45	5,132	4,541
	Cencora Inc.	4.300%	12/15/47	7,675	6,880
	Centene Corp.	4.250%	12/15/27	25,739	24,860
	Centene Corp.	2.450%	7/15/28	25,984	23,209
	Centene Corp.	4.625%	12/15/29	49,262	47,330
	Centene Corp.	3.375%	2/15/30	11,260	10,104
	Centene Corp.	3.000%	10/15/30	23,030	20,047
	Centene Corp.	2.500%	3/1/31	26,765	22,301
	Centene Corp.	2.625%	8/1/31	14,075	11,737
	Children's Health System of Texas	2.511%	8/15/50	4,150	2,594
[5]	Children's Hospital	2.928%	7/15/50	4,575	2,972
[5]	Children's Hospital Corp.	4.115%	1/1/47	1,575	1,388
[5]	Children's Hospital Corp.	2.585%	2/1/50	2,500	1,639
	Children's Hospital Medical Center	4.268%	5/15/44	1,300	1,190
[5]	Children's Hospital of Philadelphia	2.704%	7/1/50	7,025	4,663
[5]	CHRISTUS Health	4.341%	7/1/28	5,100	5,014
[5]	Cigna Group	3.250%	4/15/25	21,352	20,840
	Cigna Group	4.125%	11/15/25	3,160	3,121
[5]	Cigna Group	4.500%	2/25/26	19,300	19,162
	Cigna Group	1.250%	3/15/26	7,500	6,952
[5]	Cigna Group	3.400%	3/1/27	32,690	31,507
[5]	Cigna Group	7.875%	5/15/27	362	393
	Cigna Group	4.375%	10/15/28	19,071	18,921
	Cigna Group	2.400%	3/15/30	24,363	21,345
	Cigna Group	2.375%	3/15/31	19,410	16,565
	Cigna Group	5.400%	3/15/33	8,760	9,112
	Cigna Group	4.800%	8/15/38	21,555	20,880
	Cigna Group	3.200%	3/15/40	7,600	5,945
[5]	Cigna Group	6.125%	11/15/41	4,534	4,971
[5]	Cigna Group	5.375%	2/15/42	550	533
[5]	Cigna Group	4.800%	7/15/46	14,715	13,844
[5]	Cigna Group	3.875%	10/15/47	18,104	14,734
	Cigna Group	4.900%	12/15/48	21,515	20,482
	Cigna Group	3.400%	3/15/50	32,105	23,740
	Cigna Group	3.400%	3/15/51	15,015	11,115
[5]	City of Hope	5.623%	11/15/43	2,000	2,002
[5]	City of Hope	4.378%	8/15/48	7,375	6,245
	Cleveland Clinic Foundation	4.858%	1/1/14	4,515	4,247
	CommonSpirit Health	1.547%	10/1/25	3,285	3,074
	CommonSpirit Health	6.073%	11/1/27	4,000	4,119
	CommonSpirit Health	3.347%	10/1/29	7,925	7,229
	CommonSpirit Health	2.782%	10/1/30	3,375	2,924
[5]	CommonSpirit Health	4.350%	11/1/42	4,635	4,024
	CommonSpirit Health	3.817%	10/1/49	6,270	4,953
	CommonSpirit Health	4.187%	10/1/49	14,300	12,061
	CommonSpirit Health	3.910%	10/1/50	4,615	3,634
[5]	Community Health Network Inc.	3.099%	5/1/50	6,115	4,087
[5]	Corewell Health Obligated Group	3.487%	7/15/49	2,855	2,210
[5]	Cottage Health Obligated Group	3.304%	11/1/49	5,210	3,884
	CVS Health Corp.	3.875%	7/20/25	39,564	38,858
	CVS Health Corp.	2.875%	6/1/26	18,860	18,022
	CVS Health Corp.	3.000%	8/15/26	22,000	21,040
	CVS Health Corp.	3.625%	4/1/27	6,100	5,914
	CVS Health Corp.	1.300%	8/21/27	21,439	19,053
	CVS Health Corp.	4.300%	3/25/28	25,823	25,383
	CVS Health Corp.	5.000%	1/30/29	17,810	18,117
	CVS Health Corp.	3.250%	8/15/29	49,630	46,214
	CVS Health Corp.	5.125%	2/21/30	18,000	18,285
	CVS Health Corp.	3.750%	4/1/30	18,347	17,297
	CVS Health Corp.	1.750%	8/21/30	11,925	9,858
	CVS Health Corp.	5.250%	1/30/31	8,000	8,211
	CVS Health Corp.	1.875%	2/28/31	25,630	21,090
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	2.125%	9/15/31	5,000	4,137
	CVS Health Corp.	5.250%	2/21/33	20,000	20,447
	CVS Health Corp.	5.300%	6/1/33	28,285	29,033
	CVS Health Corp.	4.875%	7/20/35	16,475	16,196
	CVS Health Corp.	4.780%	3/25/38	40,100	37,907
	CVS Health Corp.	6.125%	9/15/39	4,950	5,258
	CVS Health Corp.	4.125%	4/1/40	20,475	17,611
	CVS Health Corp.	2.700%	8/21/40	11,350	8,111
	CVS Health Corp.	5.300%	12/5/43	5,793	5,612
	CVS Health Corp.	5.125%	7/20/45	32,099	30,422
	CVS Health Corp.	5.050%	3/25/48	106,327	99,771
	CVS Health Corp.	4.250%	4/1/50	8,900	7,442
	CVS Health Corp.	5.625%	2/21/53	14,000	14,209
	CVS Health Corp.	5.875%	6/1/53	10,374	10,930
	CVS Health Corp.	6.000%	6/1/63	10,000	10,651
	Danaher Corp.	3.350%	9/15/25	4,300	4,204
	Danaher Corp.	2.600%	10/1/50	13,944	9,341
	Danaher Corp.	2.800%	12/10/51	10,433	7,242
[5]	Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	2,444
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	6,500	5,745
	DH Europe Finance II Sarl	2.600%	11/15/29	9,000	8,143
	DH Europe Finance II Sarl	3.250%	11/15/39	14,480	12,019
	DH Europe Finance II Sarl	3.400%	11/15/49	10,897	8,624
	Dignity Health	3.812%	11/1/24	5,150	5,049
	Dignity Health	4.500%	11/1/42	6,000	5,289
	Dignity Health	5.267%	11/1/64	6,075	5,692
[5]	Duke University Health System Inc.	3.920%	6/1/47	4,800	4,090
	Edwards Lifesciences Corp.	4.300%	6/15/28	6,325	6,234
	Elevance Health Inc.	3.350%	12/1/24	8,272	8,120
	Elevance Health Inc.	2.375%	1/15/25	6,000	5,831
	Elevance Health Inc.	5.350%	10/15/25	1,300	1,310
	Elevance Health Inc.	4.900%	2/8/26	6,885	6,875
	Elevance Health Inc.	3.650%	12/1/27	31,571	30,640
	Elevance Health Inc.	4.101%	3/1/28	9,466	9,330
	Elevance Health Inc.	2.875%	9/15/29	6,955	6,377
	Elevance Health Inc.	2.250%	5/15/30	30,808	26,718
	Elevance Health Inc.	2.550%	3/15/31	12,034	10,452
	Elevance Health Inc.	4.100%	5/15/32	8,070	7,703
	Elevance Health Inc.	5.500%	10/15/32	3,400	3,559
	Elevance Health Inc.	4.750%	2/15/33	12,690	12,702
	Elevance Health Inc.	5.950%	12/15/34	1,001	1,075
	Elevance Health Inc.	5.850%	1/15/36	1,200	1,283
	Elevance Health Inc.	6.375%	6/15/37	5,865	6,510
	Elevance Health Inc.	4.625%	5/15/42	9,815	9,161
	Elevance Health Inc.	4.650%	1/15/43	10,695	9,916
	Elevance Health Inc.	5.100%	1/15/44	11,855	11,628
	Elevance Health Inc.	4.650%	8/15/44	9,592	8,901
	Elevance Health Inc.	4.375%	12/1/47	12,631	11,295
	Elevance Health Inc.	4.550%	3/1/48	5,240	4,783
	Elevance Health Inc.	3.125%	5/15/50	17,675	12,781
	Elevance Health Inc.	3.600%	3/15/51	10,100	7,933
	Elevance Health Inc.	4.550%	5/15/52	8,070	7,378
	Elevance Health Inc.	6.100%	10/15/52	8,881	10,099
	Elevance Health Inc.	5.125%	2/15/53	9,800	9,831
	Elevance Health Inc.	4.850%	8/15/54	2,720	2,427
	Eli Lilly & Co.	2.750%	6/1/25	3,158	3,074
	Eli Lilly & Co.	3.375%	3/15/29	4,782	4,600
	Eli Lilly & Co.	4.700%	2/27/33	25,000	25,657
	Eli Lilly & Co.	3.950%	3/15/49	4,628	4,120
	Eli Lilly & Co.	2.250%	5/15/50	24,737	16,031
	Eli Lilly & Co.	4.875%	2/27/53	22,000	22,827
	Eli Lilly & Co.	4.150%	3/15/59	2,000	1,835
	Eli Lilly & Co.	2.500%	9/15/60	7,200	4,538
	Eli Lilly & Co.	4.950%	2/27/63	14,750	15,316
[5]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	2,000	1,525

59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GE HealthCare Technologies Inc.	5.600%	11/15/25	15,000	15,132
	GE HealthCare Technologies Inc.	5.650%	11/15/27	15,000	15,530
	GE HealthCare Technologies Inc.	5.857%	3/15/30	10,000	10,514
	GE HealthCare Technologies Inc.	5.905%	11/22/32	18,750	19,996
	GE HealthCare Technologies Inc.	6.377%	11/22/52	19,335	22,471
	Gilead Sciences Inc.	3.500%	2/1/25	3,809	3,749
	Gilead Sciences Inc.	3.650%	3/1/26	24,046	23,563
	Gilead Sciences Inc.	2.950%	3/1/27	25,100	23,941
	Gilead Sciences Inc.	1.200%	10/1/27	4,500	4,007
	Gilead Sciences Inc.	1.650%	10/1/30	8,063	6,755
	Gilead Sciences Inc.	5.250%	10/15/33	13,500	14,089
	Gilead Sciences Inc.	4.600%	9/1/35	9,394	9,294
	Gilead Sciences Inc.	4.000%	9/1/36	6,425	5,915
	Gilead Sciences Inc.	2.600%	10/1/40	20,841	15,354
	Gilead Sciences Inc.	5.650%	12/1/41	8,810	9,407
	Gilead Sciences Inc.	4.800%	4/1/44	18,456	17,838
	Gilead Sciences Inc.	4.500%	2/1/45	20,075	18,576
	Gilead Sciences Inc.	4.750%	3/1/46	19,369	18,479
	Gilead Sciences Inc.	4.150%	3/1/47	17,317	15,105
	Gilead Sciences Inc.	2.800%	10/1/50	15,327	10,606
	Gilead Sciences Inc.	5.550%	10/15/53	6,165	6,687
	GlaxoSmithKline Capital Inc.	3.625%	5/15/25	21,892	21,529
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	24,150	23,844
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	8,400	9,050
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	31,189	36,268
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	4,250	3,968
	GlaxoSmithKline Capital plc	3.375%	6/1/29	5,000	4,818
[5]	Hackensack Meridian Health Inc.	2.675%	9/1/41	4,900	3,492
	Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	3,533
[5]	Hackensack Meridian Health Inc.	2.875%	9/1/50	5,625	3,861
	Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	1,896
[5]	Hartford HealthCare Corp.	3.447%	7/1/54	3,705	2,691
	HCA Inc.	5.375%	2/1/25	20,750	20,741
	HCA Inc.	5.250%	4/15/25	18,743	18,741
	HCA Inc.	5.875%	2/15/26	8,500	8,579
	HCA Inc.	5.250%	6/15/26	27,577	27,717
	HCA Inc.	5.375%	9/1/26	10,250	10,302
	HCA Inc.	4.500%	2/15/27	10,413	10,305
	HCA Inc.	3.125%	3/15/27	11,500	10,904
	HCA Inc.	5.200%	6/1/28	10,611	10,716
	HCA Inc.	5.625%	9/1/28	15,111	15,465
	HCA Inc.	5.875%	2/1/29	6,000	6,191
	HCA Inc.	3.375%	3/15/29	4,440	4,096
	HCA Inc.	4.125%	6/15/29	21,024	20,118
	HCA Inc.	3.500%	9/1/30	34,580	31,366
	HCA Inc.	2.375%	7/15/31	15,000	12,405
	HCA Inc.	3.625%	3/15/32	21,540	19,268
	HCA Inc.	5.500%	6/1/33	13,263	13,488
	HCA Inc.	5.125%	6/15/39	14,714	14,032
	HCA Inc.	4.375%	3/15/42	7,500	6,351
	HCA Inc.	5.500%	6/15/47	25,829	24,868
	HCA Inc.	5.250%	6/15/49	9,751	9,074
	HCA Inc.	3.500%	7/15/51	21,072	14,842
	HCA Inc.	4.625%	3/15/52	20,540	17,530
	HCA Inc.	5.900%	6/1/53	10,611	10,896
	Humana Inc.	4.500%	4/1/25	4,105	4,075
	Humana Inc.	1.350%	2/3/27	5,745	5,185
	Humana Inc.	3.950%	3/15/27	4,450	4,351
	Humana Inc.	5.750%	3/1/28	6,505	6,764
	Humana Inc.	5.750%	12/1/28	5,000	5,228
	Humana Inc.	3.125%	8/15/29	2,600	2,412
	Humana Inc.	4.875%	4/1/30	6,150	6,227
	Humana Inc.	2.150%	2/3/32	12,800	10,538
	Humana Inc.	5.875%	3/1/33	8,955	9,540
	Humana Inc.	5.950%	3/15/34	9,000	9,637
	Humana Inc.	4.625%	12/1/42	4,730	4,327
	Humana Inc.	4.950%	10/1/44	6,205	5,889
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Humana Inc.	4.800%	3/15/47	3,120	2,902
	Humana Inc.	3.950%	8/15/49	981	809
	Humana Inc.	5.500%	3/15/53	13,355	13,848
	IHC Health Services Inc.	4.131%	5/15/48	3,500	3,169
	Illumina Inc.	5.800%	12/12/25	3,000	3,021
	Illumina Inc.	5.750%	12/13/27	5,025	5,155
	Illumina Inc.	2.550%	3/23/31	5,000	4,223
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	5,950	5,119
[5]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	3,350	2,295
	Inova Health System Foundation	4.068%	5/15/52	3,000	2,618
[5]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	6,000	4,605
[5]	Iowa Health System	3.665%	2/15/50	5,000	3,787
	Johns Hopkins Health System Corp.	3.837%	5/15/46	7,425	6,301
	Johnson & Johnson	2.625%	1/15/25	12,418	12,153
	Johnson & Johnson	0.550%	9/1/25	10,325	9,678
	Johnson & Johnson	2.450%	3/1/26	37,425	35,982
	Johnson & Johnson	2.950%	3/3/27	8,550	8,254
	Johnson & Johnson	0.950%	9/1/27	6,475	5,781
	Johnson & Johnson	2.900%	1/15/28	22,537	21,569
	Johnson & Johnson	6.950%	9/1/29	2,650	3,059
	Johnson & Johnson	1.300%	9/1/30	12,790	10,738
	Johnson & Johnson	4.950%	5/15/33	6,100	6,590
	Johnson & Johnson	4.375%	12/5/33	8,079	8,308
	Johnson & Johnson	3.550%	3/1/36	8,500	7,860
	Johnson & Johnson	3.625%	3/3/37	11,356	10,476
	Johnson & Johnson	5.950%	8/15/37	5,039	5,813
	Johnson & Johnson	3.400%	1/15/38	4,500	3,987
	Johnson & Johnson	5.850%	7/15/38	3,797	4,346
	Johnson & Johnson	2.100%	9/1/40	28,235	20,121
	Johnson & Johnson	4.500%	9/1/40	5,000	4,987
	Johnson & Johnson	4.850%	5/15/41	825	857
	Johnson & Johnson	4.500%	12/5/43	11,620	11,624
	Johnson & Johnson	3.700%	3/1/46	20,872	18,252
	Johnson & Johnson	3.750%	3/3/47	10,150	8,950
	Johnson & Johnson	3.500%	1/15/48	13,229	11,140
	Johnson & Johnson	2.250%	9/1/50	4,982	3,292
	Johnson & Johnson	2.450%	9/1/60	8,450	5,432
	Kaiser Foundation Hospitals	3.150%	5/1/27	14,674	14,042
[5]	Kaiser Foundation Hospitals	2.810%	6/1/41	14,530	10,916
	Kaiser Foundation Hospitals	4.875%	4/1/42	6,050	5,908
	Kaiser Foundation Hospitals	4.150%	5/1/47	24,144	21,349
[5]	Kaiser Foundation Hospitals	3.266%	11/1/49	11,150	8,387
[5]	Kaiser Foundation Hospitals	3.002%	6/1/51	7,000	4,994
	Koninklijke Philips NV	6.875%	3/11/38	4,600	5,135
	Koninklijke Philips NV	5.000%	3/15/42	12,775	11,725
	Laboratory Corp. of America Holdings	2.300%	12/1/24	5,625	5,471
	Laboratory Corp. of America Holdings	3.600%	2/1/25	15,186	14,929
	Laboratory Corp. of America Holdings	1.550%	6/1/26	2,400	2,217
	Laboratory Corp. of America Holdings	3.600%	9/1/27	5,275	5,092
	Laboratory Corp. of America Holdings	2.700%	6/1/31	5,000	4,316
	Laboratory Corp. of America Holdings	4.700%	2/1/45	8,760	8,078
[5]	Mass General Brigham Inc.	3.765%	7/1/48	1,000	830
[5]	Mass General Brigham Inc.	3.192%	7/1/49	3,275	2,410
[5]	Mass General Brigham Inc.	4.117%	7/1/55	7,550	6,436
[5]	Mass General Brigham Inc.	3.342%	7/1/60	6,400	4,576
[5]	Mayo Clinic	3.774%	11/15/43	5,150	4,420
[5]	Mayo Clinic	4.000%	11/15/47	1,875	1,627
[5]	Mayo Clinic	4.128%	11/15/52	1,150	1,024

60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Mayo Clinic	3.196%	11/15/61	7,000	4,916
	McKesson Corp.	0.900%	12/3/25	14,700	13,638
	McKesson Corp.	5.250%	2/15/26	4,000	4,001
	McKesson Corp.	3.950%	2/16/28	2,500	2,463
	McKesson Corp.	4.900%	7/15/28	1,493	1,519
	McKesson Corp.	5.100%	7/15/33	6,650	6,838
[5]	McLaren Health Care Corp.	4.386%	5/15/48	3,583	3,096
[5]	MedStar Health Inc.	3.626%	8/15/49	4,000	3,045
	Medtronic Global Holdings SCA	4.250%	3/30/28	19,415	19,345
	Medtronic Inc.	4.375%	3/15/35	47,569	46,458
	Medtronic Inc.	4.625%	3/15/45	5,242	5,105
	Memorial Health Services	3.447%	11/1/49	5,000	3,789
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	697
[5]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,000	1,417
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	13,355	11,697
[5]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	1,494
	Merck & Co. Inc.	2.750%	2/10/25	23,921	23,391
	Merck & Co. Inc.	0.750%	2/24/26	9,970	9,244
	Merck & Co. Inc.	1.700%	6/10/27	20,000	18,354
	Merck & Co. Inc.	4.050%	5/17/28	5,500	5,483
	Merck & Co. Inc.	3.400%	3/7/29	15,470	14,855
	Merck & Co. Inc.	4.300%	5/17/30	7,958	7,957
	Merck & Co. Inc.	1.450%	6/24/30	5,282	4,419
	Merck & Co. Inc.	2.150%	12/10/31	26,558	22,694
	Merck & Co. Inc.	4.500%	5/17/33	15,916	16,029
	Merck & Co. Inc.	6.500%	12/1/33	5,650	6,640
	Merck & Co. Inc.	3.900%	3/7/39	7,109	6,468
	Merck & Co. Inc.	2.350%	6/24/40	8,054	5,853
	Merck & Co. Inc.	3.600%	9/15/42	8,670	7,361
	Merck & Co. Inc.	4.150%	5/18/43	12,489	11,491
	Merck & Co. Inc.	4.900%	5/17/44	7,958	8,055
	Merck & Co. Inc.	3.700%	2/10/45	22,084	18,788
	Merck & Co. Inc.	4.000%	3/7/49	3,248	2,870
	Merck & Co. Inc.	2.450%	6/24/50	7,240	4,781
	Merck & Co. Inc.	2.750%	12/10/51	50,230	34,602
	Merck & Co. Inc.	5.000%	5/17/53	15,916	16,387
	Merck & Co. Inc.	2.900%	12/10/61	35,215	23,592
	Merck & Co. Inc.	5.150%	5/17/63	10,611	11,098
[5]	Methodist Hospital	2.705%	12/1/50	6,500	4,340
[5]	Montefiore Obligated Group	5.246%	11/1/48	6,800	4,934
	Montefiore Obligated Group	4.287%	9/1/50	810	499
[5]	Mount Sinai Hospital	3.981%	7/1/48	2,650	2,184
[5]	Mount Sinai Hospital	3.737%	7/1/49	5,100	3,928
[5]	Mount Sinai Hospital	3.391%	7/1/50	6,200	4,349
	MultiCare Health System	2.803%	8/15/50	2,250	1,383
	Mylan Inc.	4.550%	4/15/28	3,538	3,438
	Mylan Inc.	5.400%	11/29/43	4,970	4,316
	Mylan Inc.	5.200%	4/15/48	3,393	2,812
[5]	MyMichigan Health	3.409%	6/1/50	2,875	2,074
	New York & Presbyterian Hospital	2.256%	8/1/40	2,475	1,708
	New York & Presbyterian Hospital	4.024%	8/1/45	9,390	8,093
	New York & Presbyterian Hospital	4.063%	8/1/56	4,575	3,868
	New York & Presbyterian Hospital	2.606%	8/1/60	2,375	1,413
[5]	New York & Presbyterian Hospital	3.954%	8/1/19	5,335	3,938
	Northwell Healthcare Inc.	3.979%	11/1/46	7,770	6,257
	Northwell Healthcare Inc.	4.260%	11/1/47	8,325	7,053
	Northwell Healthcare Inc.	3.809%	11/1/49	4,195	3,191
	Novant Health Inc.	2.637%	11/1/36	7,000	5,396
	Novant Health Inc.	3.168%	11/1/51	11,000	7,708
	Novant Health Inc.	3.318%	11/1/61	8,925	6,010
	Novartis Capital Corp.	3.400%	5/6/24	11,212	11,129
	Novartis Capital Corp.	1.750%	2/14/25	9,685	9,376
	Novartis Capital Corp.	3.000%	11/20/25	7,177	6,984
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	2.000%	2/14/27	7,900	7,400
	Novartis Capital Corp.	3.100%	5/17/27	26,048	25,070
	Novartis Capital Corp.	2.200%	8/14/30	33,485	29,488
	Novartis Capital Corp.	3.700%	9/21/42	5,175	4,506
	Novartis Capital Corp.	4.400%	5/6/44	15,218	14,601
	Novartis Capital Corp.	4.000%	11/20/45	19,011	17,137
	Novartis Capital Corp.	2.750%	8/14/50	8,815	6,370
[5]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	3,210	2,003
[5]	NYU Langone Hospitals	5.750%	7/1/43	3,625	3,837
	NYU Langone Hospitals	4.784%	7/1/44	3,925	3,692
[5]	NYU Langone Hospitals	4.368%	7/1/47	4,775	4,266
[5]	NYU Langone Hospitals	3.380%	7/1/55	7,545	5,344
	Ochsner Clinic Foundation	5.897%	5/15/45	275	280
[5]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	3,500	2,366
	OhioHealth Corp.	2.297%	11/15/31	4,650	3,892
	OhioHealth Corp.	2.834%	11/15/41	4,325	3,203
[5]	OhioHealth Corp.	3.042%	11/15/50	3,025	2,229
	Orlando Health Obligated Group	4.089%	10/1/48	2,200	1,851
	Orlando Health Obligated Group	3.327%	10/1/50	2,750	2,042
[5]	PeaceHealth Obligated Group	1.375%	11/15/25	1,830	1,694
[5]	PeaceHealth Obligated Group	4.787%	11/15/48	3,300	2,884
[5]	PeaceHealth Obligated Group	3.218%	11/15/50	5,900	3,831
	Pfizer Inc.	0.800%	5/28/25	4,700	4,449
	Pfizer Inc.	2.750%	6/3/26	26,608	25,523
	Pfizer Inc.	3.000%	12/15/26	13,225	12,749
	Pfizer Inc.	3.600%	9/15/28	6,025	5,867
	Pfizer Inc.	3.450%	3/15/29	32,537	31,332
	Pfizer Inc.	2.625%	4/1/30	11,105	10,016
	Pfizer Inc.	1.700%	5/28/30	16,843	14,348
	Pfizer Inc.	1.750%	8/18/31	12,500	10,382
	Pfizer Inc.	4.000%	12/15/36	9,550	9,010
	Pfizer Inc.	4.100%	9/15/38	9,275	8,532
	Pfizer Inc.	3.900%	3/15/39	14,060	12,465
	Pfizer Inc.	7.200%	3/15/39	19,540	24,237
	Pfizer Inc.	2.550%	5/28/40	20,500	15,033
	Pfizer Inc.	4.300%	6/15/43	8,010	7,360
	Pfizer Inc.	4.400%	5/15/44	7,075	6,691
	Pfizer Inc.	4.125%	12/15/46	13,900	12,369
	Pfizer Inc.	4.200%	9/15/48	18,152	16,419
	Pfizer Inc.	4.000%	3/15/49	14,060	12,308
	Pfizer Inc.	2.700%	5/28/50	15,275	10,636
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	31,832	31,760
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	31,832	31,745
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	42,443	42,450
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	31,832	32,054
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	53,053	53,149
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	37,500	37,416
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	63,664	65,111
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	46,443	46,961
	Pharmacia LLC	6.600%	12/1/28	5,248	5,730
[5]	Piedmont Healthcare Inc.	2.044%	1/1/32	3,000	2,438
[5]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,950	1,391
	Piedmont Healthcare Inc.	2.864%	1/1/52	4,000	2,665
	Presbyterian Healthcare Services	4.875%	8/1/52	4,000	3,953
[5]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	5,128	4,821

61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	13,423	11,725
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	8,700	8,863
[5]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	3,125	2,401
[5]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	5,700	4,410
	Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,223
	Quest Diagnostics Inc.	3.450%	6/1/26	16,379	15,926
	Quest Diagnostics Inc.	4.200%	6/30/29	2,790	2,737
	Quest Diagnostics Inc.	2.950%	6/30/30	15,245	13,645
	Quest Diagnostics Inc.	2.800%	6/30/31	4,550	3,973
	Quest Diagnostics Inc.	5.750%	1/30/40	876	864
	Quest Diagnostics Inc.	4.700%	3/30/45	2,050	1,868
[5]	Rady Children's Hospital-San Diego	3.154%	8/15/51	4,000	2,844
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	16,875	13,875
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	3,755	2,483
	Revvity Inc.	1.900%	9/15/28	4,025	3,486
	Revvity Inc.	3.300%	9/15/29	8,350	7,576
	Revvity Inc.	2.550%	3/15/31	6,000	5,073
	Revvity Inc.	2.250%	9/15/31	7,000	5,757
	Revvity Inc.	3.625%	3/15/51	3,500	2,524
	Royalty Pharma plc	1.200%	9/2/25	15,375	14,354
	Royalty Pharma plc	1.750%	9/2/27	12,850	11,535
	Royalty Pharma plc	2.200%	9/2/30	10,200	8,585
	Royalty Pharma plc	3.300%	9/2/40	8,175	6,163
	Royalty Pharma plc	3.550%	9/2/50	15,505	11,035
	Royalty Pharma plc	3.350%	9/2/51	10,928	7,428
[5]	Rush Obligated Group	3.922%	11/15/29	2,875	2,742
	RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	2,893
	RWJ Barnabas Health Inc.	3.477%	7/1/49	2,285	1,775
	Sanofi SA	3.625%	6/19/28	10,775	10,557
[5]	Seattle Children's Hospital	2.719%	10/1/50	5,000	3,290
[5]	Sharp HealthCare	2.680%	8/1/50	3,000	1,955
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	18,636	17,933
	Smith & Nephew plc	2.032%	10/14/30	9,235	7,632
[5]	SSM Health Care Corp.	3.823%	6/1/27	3,600	3,487
	SSM Health Care Corp.	4.894%	6/1/28	5,550	5,570
[5]	Stanford Health Care	3.795%	11/15/48	5,075	4,222
	Stanford Health Care	3.027%	8/15/51	5,000	3,504
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	6,850	5,890
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	15,800	12,248
	Stryker Corp.	3.375%	11/1/25	6,265	6,099
	Stryker Corp.	3.500%	3/15/26	13,747	13,409
	Stryker Corp.	3.650%	3/7/28	5,300	5,132
	Stryker Corp.	1.950%	6/15/30	4,350	3,720
	Stryker Corp.	4.100%	4/1/43	4,225	3,720
	Stryker Corp.	4.375%	5/15/44	7,580	6,944
	Stryker Corp.	4.625%	3/15/46	10,174	9,828
	Stryker Corp.	2.900%	6/15/50	2,314	1,677
[5]	Sutter Health	1.321%	8/15/25	3,035	2,837
[5]	Sutter Health	3.695%	8/15/28	3,025	2,898
[5]	Sutter Health	2.294%	8/15/30	6,325	5,396
	Sutter Health	5.164%	8/15/33	4,200	4,280
[5]	Sutter Health	3.161%	8/15/40	4,125	3,205
[5]	Sutter Health	4.091%	8/15/48	4,400	3,824
[5]	Sutter Health	3.361%	8/15/50	6,275	4,654
	Sutter Health	5.547%	8/15/53	8,675	9,278
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	33,800	34,310
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	32,382	27,762
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	19,000	14,627
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	24,425	17,480
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	13,579	9,533
	Texas Health Resources	2.328%	11/15/50	3,704	2,244
[5]	Texas Health Resources	4.330%	11/15/55	925	833
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	6,500	6,588
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	8,500	8,638
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	4,000	4,079
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	7,000	6,245
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	7,450	7,650
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	6,406	5,839
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	10,000	10,250
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	35,365	29,816
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	2,000	2,063
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	11,000	11,446
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	25,000	18,983
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	6,500	6,878
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	4,569
	Toledo Hospital	5.750%	11/15/38	3,850	3,843
[5]	Trinity Health Corp.	2.632%	12/1/40	2,500	1,814
	Trinity Health Corp.	4.125%	12/1/45	10,120	8,818
	UnitedHealth Group Inc.	3.750%	7/15/25	41,104	40,523
	UnitedHealth Group Inc.	5.150%	10/15/25	3,000	3,035
	UnitedHealth Group Inc.	3.700%	12/15/25	11,143	10,963
	UnitedHealth Group Inc.	1.250%	1/15/26	13,195	12,360
	UnitedHealth Group Inc.	3.100%	3/15/26	26,094	25,347
	UnitedHealth Group Inc.	1.150%	5/15/26	2,000	1,853
	UnitedHealth Group Inc.	3.450%	1/15/27	13,000	12,714
	UnitedHealth Group Inc.	3.700%	5/15/27	6,400	6,270
	UnitedHealth Group Inc.	5.250%	2/15/28	5,000	5,172
	UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,258
	UnitedHealth Group Inc.	4.250%	1/15/29	13,297	13,269
	UnitedHealth Group Inc.	2.875%	8/15/29	17,965	16,688
	UnitedHealth Group Inc.	5.300%	2/15/30	10,265	10,740
	UnitedHealth Group Inc.	2.000%	5/15/30	22,115	19,121
	UnitedHealth Group Inc.	2.300%	5/15/31	29,625	25,642
	UnitedHealth Group Inc.	5.350%	2/15/33	35,710	37,770
	UnitedHealth Group Inc.	4.500%	4/15/33	15,000	14,886
	UnitedHealth Group Inc.	4.625%	7/15/35	3,749	3,772
	UnitedHealth Group Inc.	5.800%	3/15/36	4,000	4,376
	UnitedHealth Group Inc.	6.500%	6/15/37	2,585	3,035
	UnitedHealth Group Inc.	6.625%	11/15/37	5,100	5,991
	UnitedHealth Group Inc.	6.875%	2/15/38	13,845	16,734
	UnitedHealth Group Inc.	3.500%	8/15/39	17,505	14,886
	UnitedHealth Group Inc.	2.750%	5/15/40	10,110	7,665
	UnitedHealth Group Inc.	5.950%	2/15/41	3,700	4,065
	UnitedHealth Group Inc.	3.050%	5/15/41	14,000	10,959
	UnitedHealth Group Inc.	4.625%	11/15/41	8,742	8,367
	UnitedHealth Group Inc.	4.375%	3/15/42	2,775	2,572
	UnitedHealth Group Inc.	3.950%	10/15/42	5,900	5,169
	UnitedHealth Group Inc.	4.250%	3/15/43	10,557	9,765
	UnitedHealth Group Inc.	4.750%	7/15/45	19,738	19,156
	UnitedHealth Group Inc.	4.200%	1/15/47	24,950	22,185
	UnitedHealth Group Inc.	4.250%	4/15/47	11,935	10,659
	UnitedHealth Group Inc.	3.750%	10/15/47	3,860	3,182
	UnitedHealth Group Inc.	4.250%	6/15/48	27,182	24,312
	UnitedHealth Group Inc.	4.450%	12/15/48	5,075	4,654
	UnitedHealth Group Inc.	3.700%	8/15/49	11,000	8,962
	UnitedHealth Group Inc.	2.900%	5/15/50	9,565	6,710
	UnitedHealth Group Inc.	3.250%	5/15/51	21,358	16,230
	UnitedHealth Group Inc.	4.750%	5/15/52	21,005	20,200
	UnitedHealth Group Inc.	5.875%	2/15/53	22,765	25,780
	UnitedHealth Group Inc.	5.050%	4/15/53	20,814	21,055
	UnitedHealth Group Inc.	3.875%	8/15/59	14,431	11,782
	UnitedHealth Group Inc.	3.125%	5/15/60	11,490	8,180
	UnitedHealth Group Inc.	4.950%	5/15/62	12,920	12,701
	UnitedHealth Group Inc.	6.050%	2/15/63	20,265	23,433
	UnitedHealth Group Inc.	5.200%	4/15/63	14,400	14,718
	Universal Health Services Inc.	2.650%	10/15/30	9,524	8,063
[5]	UPMC	3.600%	4/3/25	5,000	4,881
	UPMC	5.035%	5/15/33	3,000	3,047
	Utah Acquisition Sub Inc.	3.950%	6/15/26	19,103	18,494

62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Utah Acquisition Sub Inc.	5.250%	6/15/46	9,450	7,881
	Viatris Inc.	1.650%	6/22/25	6,500	6,156
	Viatris Inc.	2.300%	6/22/27	14,000	12,715
	Viatris Inc.	2.700%	6/22/30	12,000	10,167
	Viatris Inc.	3.850%	6/22/40	10,100	7,529
	Viatris Inc.	4.000%	6/22/50	17,058	12,005
[5]	WakeMed	3.286%	10/1/52	2,375	1,712
[5]	West Virginia United Health System Obligated Group	3.129%	6/1/50	3,900	2,575
[5]	Willis-Knighton Medical Center	4.813%	9/1/48	2,925	2,610
[5]	Willis-Knighton Medical Center	3.065%	3/1/51	8,400	5,376
	Wyeth LLC	6.500%	2/1/34	14,080	15,906
	Wyeth LLC	6.000%	2/15/36	6,845	7,562
	Wyeth LLC	5.950%	4/1/37	12,010	13,174
[5]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	4,075	2,472
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	7,000	6,759
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	16,045	13,725
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	2,250	2,281
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,210	5,509
	Zoetis Inc.	4.500%	11/13/25	8,925	8,876
	Zoetis Inc.	3.000%	9/12/27	11,040	10,481
	Zoetis Inc.	3.900%	8/20/28	4,950	4,846
	Zoetis Inc.	2.000%	5/15/30	6,850	5,903
	Zoetis Inc.	5.600%	11/16/32	8,000	8,577
	Zoetis Inc.	4.700%	2/1/43	7,540	7,207
	Zoetis Inc.	3.950%	9/12/47	6,556	5,575
	Zoetis Inc.	4.450%	8/20/48	7,200	6,560
	Zoetis Inc.	3.000%	5/15/50	1,775	1,290
					7,838,469
Industrials (1.9%)
	3M Co.	2.000%	2/14/25	6,425	6,189
	3M Co.	2.650%	4/15/25	21,574	20,912
[5]	3M Co.	2.250%	9/19/26	21,512	20,130
[5]	3M Co.	3.625%	9/14/28	9,136	8,708
[5]	3M Co.	3.375%	3/1/29	8,725	8,162
	3M Co.	2.375%	8/26/29	18,045	15,978
	3M Co.	3.050%	4/15/30	5,000	4,513
[5]	3M Co.	3.875%	6/15/44	1,000	819
[5]	3M Co.	3.125%	9/19/46	11,425	8,364
[5]	3M Co.	3.625%	10/15/47	8,625	6,595
[5]	3M Co.	4.000%	9/14/48	7,550	6,467
	3M Co.	3.250%	8/26/49	13,500	9,821
	3M Co.	3.700%	4/15/50	965	765
	Acuity Brands Lighting Inc.	2.150%	12/15/30	3,875	3,216
	Allegion plc	3.500%	10/1/29	3,455	3,194
	Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	2,943
	Allegion US Holding Co. Inc.	5.411%	7/1/32	8,668	8,911
[5]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	8,609	7,169
[5]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	677	623
[5]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,101	1,949
[5]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	3,615	3,307
[5]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	4,712	4,246
[5]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	1,922	1,759
[5]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	3,863	3,484
[5]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	2,613	2,298
	Amphenol Corp.	2.050%	3/1/25	6,244	6,030
	Amphenol Corp.	4.750%	3/30/26	2,712	2,716
	Amphenol Corp.	4.350%	6/1/29	4,000	3,986
	Amphenol Corp.	2.800%	2/15/30	2,405	2,192
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Amphenol Corp.	2.200%	9/15/31	4,000	3,368
Boeing Co.	2.500%	3/1/25	1,672	1,617
Boeing Co.	4.875%	5/1/25	48,385	48,165
Boeing Co.	7.250%	6/15/25	325	336
Boeing Co.	2.750%	2/1/26	6,000	5,743
Boeing Co.	2.196%	2/4/26	58,600	55,376
Boeing Co.	3.100%	5/1/26	8,375	8,051
Boeing Co.	2.250%	6/15/26	7,995	7,495
Boeing Co.	2.700%	2/1/27	7,965	7,514
Boeing Co.	2.800%	3/1/27	18,461	17,393
Boeing Co.	5.040%	5/1/27	20,800	20,993
Boeing Co.	3.250%	2/1/28	20,758	19,691
Boeing Co.	3.250%	3/1/28	2,926	2,750
Boeing Co.	2.950%	2/1/30	16,251	14,666
Boeing Co.	5.150%	5/1/30	60,745	61,845
Boeing Co.	3.625%	2/1/31	13,475	12,527
Boeing Co.	6.125%	2/15/33	5,775	6,225
Boeing Co.	3.600%	5/1/34	18,041	15,971
Boeing Co.	3.250%	2/1/35	8,725	7,367
Boeing Co.	6.625%	2/15/38	1,000	1,115
Boeing Co.	3.550%	3/1/38	2,322	1,888
Boeing Co.	3.500%	3/1/39	3,718	2,959
Boeing Co.	6.875%	3/15/39	5,430	6,207
Boeing Co.	5.875%	2/15/40	6,105	6,339
Boeing Co.	5.705%	5/1/40	32,635	33,825
Boeing Co.	3.375%	6/15/46	7,000	5,144
Boeing Co.	3.650%	3/1/47	4,324	3,192
Boeing Co.	3.850%	11/1/48	3,903	3,028
Boeing Co.	3.900%	5/1/49	21,944	17,347
Boeing Co.	3.750%	2/1/50	12,400	9,658
Boeing Co.	5.805%	5/1/50	83,731	86,844
Boeing Co.	3.825%	3/1/59	3,300	2,450
Boeing Co.	3.950%	8/1/59	3,000	2,303
Boeing Co.	5.930%	5/1/60	35,785	37,151
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,031
Burlington Northern Santa Fe LLC	3.650%	9/1/25	3,200	3,144
Burlington Northern Santa Fe LLC	7.000%	12/15/25	4,132	4,316
Burlington Northern Santa Fe LLC	3.250%	6/15/27	14,050	13,551
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	1,853
Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,775	9,574
Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,600	5,614
Burlington Northern Santa Fe LLC	5.400%	6/1/41	5,225	5,480
Burlington Northern Santa Fe LLC	4.950%	9/15/41	4,680	4,666
Burlington Northern Santa Fe LLC	4.400%	3/15/42	7,304	6,755
Burlington Northern Santa Fe LLC	4.375%	9/1/42	10,395	9,594
Burlington Northern Santa Fe LLC	4.450%	3/15/43	14,803	13,752
Burlington Northern Santa Fe LLC	5.150%	9/1/43	7,337	7,520
Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,380	18,173
Burlington Northern Santa Fe LLC	4.550%	9/1/44	6,305	5,884
Burlington Northern Santa Fe LLC	4.150%	4/1/45	14,241	12,658
Burlington Northern Santa Fe LLC	4.700%	9/1/45	8,722	8,376
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,975	7,616
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,135	2,752
Burlington Northern Santa Fe LLC	4.050%	6/15/48	17,395	15,097
Burlington Northern Santa Fe LLC	4.150%	12/15/48	19,679	17,342
Burlington Northern Santa Fe LLC	3.050%	2/15/51	10,075	7,306
Burlington Northern Santa Fe LLC	3.300%	9/15/51	11,325	8,612
Burlington Northern Santa Fe LLC	2.875%	6/15/52	8,435	5,899
Burlington Northern Santa Fe LLC	4.450%	1/15/53	10,537	9,926
Burlington Northern Santa Fe LLC	5.200%	4/15/54	27,845	29,046
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,734
Canadian National Railway Co.	6.900%	7/15/28	300	330
Canadian National Railway Co.	3.850%	8/5/32	2,000	1,902
Canadian National Railway Co.	5.850%	11/1/33	5,825	6,407
Canadian National Railway Co.	6.250%	8/1/34	1,370	1,544
Canadian National Railway Co.	6.200%	6/1/36	5,425	6,104
Canadian National Railway Co.	6.375%	11/15/37	145	165

63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian National Railway Co.	3.200%	8/2/46	12,400	9,586
	Canadian National Railway Co.	3.650%	2/3/48	2,785	2,316
	Canadian National Railway Co.	4.450%	1/20/49	860	800
	Canadian National Railway Co.	2.450%	5/1/50	16,661	10,939
	Canadian National Railway Co.	4.400%	8/5/52	10,050	9,446
	Canadian National Railway Co.	6.125%	11/1/53	5,000	5,981
	Canadian Pacific Railway Co.	1.350%	12/2/24	4,915	4,739
	Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,480
	Canadian Pacific Railway Co.	1.750%	12/2/26	3,500	3,230
	Canadian Pacific Railway Co.	4.000%	6/1/28	4,000	3,911
	Canadian Pacific Railway Co.	2.875%	11/15/29	4,000	3,607
	Canadian Pacific Railway Co.	2.050%	3/5/30	12,625	10,820
	Canadian Pacific Railway Co.	7.125%	10/15/31	1,431	1,625
	Canadian Pacific Railway Co.	2.450%	12/2/31	18,570	17,216
	Canadian Pacific Railway Co.	4.800%	9/15/35	2,900	2,839
	Canadian Pacific Railway Co.	5.950%	5/15/37	11,860	12,669
	Canadian Pacific Railway Co.	3.000%	12/2/41	12,585	11,224
	Canadian Pacific Railway Co.	4.300%	5/15/43	4,140	3,617
	Canadian Pacific Railway Co.	4.800%	8/1/45	6,100	5,749
	Canadian Pacific Railway Co.	4.950%	8/15/45	10,525	10,002
	Canadian Pacific Railway Co.	4.700%	5/1/48	5,730	5,212
	Canadian Pacific Railway Co.	3.500%	5/1/50	8,745	6,707
	Canadian Pacific Railway Co.	3.100%	12/2/51	29,085	21,052
	Canadian Pacific Railway Co.	4.200%	11/15/69	7,136	5,923
	Canadian Pacific Railway Co.	6.125%	9/15/15	8,100	9,044
	Carrier Global Corp.	2.242%	2/15/25	17,395	16,830
[7]	Carrier Global Corp.	5.800%	11/30/25	5,000	5,069
	Carrier Global Corp.	2.493%	2/15/27	11,725	11,035
	Carrier Global Corp.	2.722%	2/15/30	32,834	29,396
	Carrier Global Corp.	2.700%	2/15/31	4,517	3,944
[7]	Carrier Global Corp.	5.900%	3/15/34	11,862	12,839
	Carrier Global Corp.	3.377%	4/5/40	21,210	17,086
	Carrier Global Corp.	3.577%	4/5/50	44,775	35,094
[7]	Carrier Global Corp.	6.200%	3/15/54	11,000	12,754
[5]	Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,221
[5]	Caterpillar Financial Services Corp.	4.900%	1/17/25	6,100	6,102
[5]	Caterpillar Financial Services Corp.	1.450%	5/15/25	4,550	4,351
	Caterpillar Financial Services Corp.	5.150%	8/11/25	8,000	8,060
[5]	Caterpillar Financial Services Corp.	3.650%	8/12/25	7,500	7,380
[5]	Caterpillar Financial Services Corp.	0.800%	11/13/25	16,945	15,827
	Caterpillar Financial Services Corp.	0.900%	3/2/26	10,100	9,363
[5]	Caterpillar Financial Services Corp.	4.350%	5/15/26	12,000	11,976
	Caterpillar Financial Services Corp.	2.400%	8/9/26	6,800	6,455
[5]	Caterpillar Financial Services Corp.	1.150%	9/14/26	4,000	3,673
[5]	Caterpillar Financial Services Corp.	1.700%	1/8/27	5,300	4,901
[5]	Caterpillar Financial Services Corp.	3.600%	8/12/27	7,500	7,328
[5]	Caterpillar Financial Services Corp.	1.100%	9/14/27	3,900	3,487
	Caterpillar Inc.	2.600%	9/19/29	5,000	4,602
	Caterpillar Inc.	2.600%	4/9/30	19,806	18,022
	Caterpillar Inc.	5.300%	9/15/35	7,100	7,684
	Caterpillar Inc.	6.050%	8/15/36	9,241	10,415
	Caterpillar Inc.	5.200%	5/27/41	5,147	5,441
	Caterpillar Inc.	3.803%	8/15/42	11,854	10,424
	Caterpillar Inc.	4.300%	5/15/44	1,030	983
	Caterpillar Inc.	3.250%	9/19/49	16,942	13,417
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caterpillar Inc.	3.250%	4/9/50	10,100	8,004
	Caterpillar Inc.	4.750%	5/15/64	2,575	2,497
	CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,041
	CNH Industrial Capital LLC	5.450%	10/14/25	2,145	2,157
	CNH Industrial Capital LLC	1.875%	1/15/26	10,200	9,569
	CNH Industrial Capital LLC	1.450%	7/15/26	2,500	2,295
	CNH Industrial Capital LLC	4.550%	4/10/28	3,835	3,784
	CNH Industrial Capital LLC	5.500%	1/12/29	5,000	5,155
[5]	CNH Industrial NV	3.850%	11/15/27	4,500	4,355
	CSX Corp.	3.350%	11/1/25	5,400	5,268
	CSX Corp.	2.600%	11/1/26	6,400	6,093
	CSX Corp.	3.250%	6/1/27	12,250	11,815
	CSX Corp.	3.800%	3/1/28	18,350	18,031
	CSX Corp.	4.250%	3/15/29	15,539	15,521
	CSX Corp.	2.400%	2/15/30	11,965	10,597
	CSX Corp.	4.100%	11/15/32	36,848	35,817
	CSX Corp.	5.200%	11/15/33	7,000	7,304
	CSX Corp.	6.000%	10/1/36	900	988
	CSX Corp.	6.150%	5/1/37	8,600	9,610
	CSX Corp.	6.220%	4/30/40	7,279	8,193
	CSX Corp.	5.500%	4/15/41	5,700	5,948
	CSX Corp.	4.750%	5/30/42	3,290	3,146
	CSX Corp.	4.100%	3/15/44	8,325	7,288
	CSX Corp.	3.800%	11/1/46	5,240	4,356
	CSX Corp.	4.300%	3/1/48	7,325	6,524
	CSX Corp.	4.750%	11/15/48	3,500	3,334
	CSX Corp.	4.500%	3/15/49	16,133	14,733
	CSX Corp.	3.350%	9/15/49	1,000	757
	CSX Corp.	3.800%	4/15/50	2,080	1,698
	CSX Corp.	2.500%	5/15/51	17,500	11,323
	CSX Corp.	4.500%	11/15/52	5,400	5,026
	CSX Corp.	4.500%	8/1/54	1,300	1,202
	CSX Corp.	4.250%	11/1/66	6,625	5,663
	CSX Corp.	4.650%	3/1/68	3,145	2,892
	Cummins Inc.	0.750%	9/1/25	2,500	2,344
	Cummins Inc.	1.500%	9/1/30	5,100	4,250
	Cummins Inc.	4.875%	10/1/43	7,390	7,263
	Cummins Inc.	2.600%	9/1/50	4,050	2,687
	Deere & Co.	2.750%	4/15/25	1,263	1,232
	Deere & Co.	5.375%	10/16/29	6,170	6,524
	Deere & Co.	3.100%	4/15/30	12,838	11,912
	Deere & Co.	3.900%	6/9/42	7,237	6,515
	Deere & Co.	2.875%	9/7/49	2,500	1,874
	Deere & Co.	3.750%	4/15/50	9,226	8,085
[7]	Delta Air Lines Inc.	4.750%	10/20/28	1,100	1,081
[5]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	6,326	5,620
	Dover Corp.	3.150%	11/15/25	5,900	5,709
	Dover Corp.	2.950%	11/4/29	2,600	2,353
	Dover Corp.	5.375%	10/15/35	300	313
	Dover Corp.	5.375%	3/1/41	2,220	2,232
	Eaton Corp.	3.103%	9/15/27	7,765	7,434
	Eaton Corp.	4.350%	5/18/28	5,000	5,013
	Eaton Corp.	4.000%	11/2/32	15,729	15,234
	Eaton Corp.	4.150%	3/15/33	27,302	26,718
	Eaton Corp.	4.150%	11/2/42	3,011	2,770
	Eaton Corp.	3.915%	9/15/47	1,950	1,695
	Eaton Corp.	4.700%	8/23/52	10,751	10,592
	Emerson Electric Co.	3.150%	6/1/25	1,800	1,761
	Emerson Electric Co.	0.875%	10/15/26	12,820	11,634
	Emerson Electric Co.	1.800%	10/15/27	9,550	8,719
	Emerson Electric Co.	2.000%	12/21/28	7,800	6,995
	Emerson Electric Co.	1.950%	10/15/30	4,250	3,663
	Emerson Electric Co.	2.200%	12/21/31	11,000	9,402
	Emerson Electric Co.	5.250%	11/15/39	440	460
	Emerson Electric Co.	2.750%	10/15/50	6,175	4,232
	Emerson Electric Co.	2.800%	12/21/51	36,900	25,415

64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FedEx Corp.	3.250%	4/1/26	7,759	7,505
	FedEx Corp.	3.400%	2/15/28	5,000	4,797
	FedEx Corp.	3.100%	8/5/29	16,125	14,937
	FedEx Corp.	4.250%	5/15/30	13,550	13,270
	FedEx Corp.	2.400%	5/15/31	6,700	5,760
	FedEx Corp.	4.900%	1/15/34	1,700	1,725
	FedEx Corp.	3.900%	2/1/35	4,100	3,751
	FedEx Corp.	3.250%	5/15/41	6,700	5,186
	FedEx Corp.	3.875%	8/1/42	275	229
	FedEx Corp.	4.100%	4/15/43	2,275	1,933
	FedEx Corp.	5.100%	1/15/44	8,107	7,832
	FedEx Corp.	4.750%	11/15/45	13,900	12,810
	FedEx Corp.	4.550%	4/1/46	16,199	14,518
	FedEx Corp.	4.400%	1/15/47	9,400	8,195
	FedEx Corp.	4.050%	2/15/48	10,500	8,753
	FedEx Corp.	4.950%	10/17/48	9,578	9,090
	FedEx Corp.	5.250%	5/15/50	14,781	14,753
[5]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	18,093	15,101
	Flowserve Corp.	3.500%	10/1/30	3,920	3,481
	Fortive Corp.	3.150%	6/15/26	7,547	7,252
	Fortive Corp.	4.300%	6/15/46	6,250	5,324
	General Dynamics Corp.	3.250%	4/1/25	8,314	8,151
	General Dynamics Corp.	3.500%	5/15/25	9,993	9,821
	General Dynamics Corp.	2.125%	8/15/26	8,000	7,546
	General Dynamics Corp.	3.500%	4/1/27	3,815	3,715
	General Dynamics Corp.	2.625%	11/15/27	10,440	9,786
	General Dynamics Corp.	3.750%	5/15/28	7,135	7,007
	General Dynamics Corp.	3.625%	4/1/30	11,994	11,522
	General Dynamics Corp.	2.250%	6/1/31	7,500	6,528
	General Dynamics Corp.	4.250%	4/1/40	5,400	5,046
	General Dynamics Corp.	3.600%	11/15/42	537	453
[5]	General Electric Co.	5.875%	1/14/38	24,000	26,420
	HEICO Corp.	5.250%	8/1/28	6,594	6,736
	HEICO Corp.	5.350%	8/1/33	7,000	7,167
	Honeywell International Inc.	1.350%	6/1/25	16,993	16,227
	Honeywell International Inc.	2.500%	11/1/26	14,375	13,694
	Honeywell International Inc.	1.100%	3/1/27	16,514	14,985
	Honeywell International Inc.	4.950%	2/15/28	5,107	5,260
	Honeywell International Inc.	4.250%	1/15/29	8,000	8,018
	Honeywell International Inc.	2.700%	8/15/29	4,901	4,531
	Honeywell International Inc.	1.950%	6/1/30	8,303	7,212
	Honeywell International Inc.	1.750%	9/1/31	26,000	21,703
	Honeywell International Inc.	5.000%	2/15/33	19,465	20,375
	Honeywell International Inc.	4.500%	1/15/34	20,500	20,619
	Honeywell International Inc.	5.700%	3/15/36	4,705	5,162
	Honeywell International Inc.	5.700%	3/15/37	4,945	5,417
	Honeywell International Inc.	5.375%	3/1/41	11,990	12,822
	Honeywell International Inc.	3.812%	11/21/47	2,500	2,146
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,428
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,357
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	5,300	4,669
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	7,100	6,754
	IDEX Corp.	3.000%	5/1/30	2,995	2,669
	Illinois Tool Works Inc.	2.650%	11/15/26	14,550	13,894
	Illinois Tool Works Inc.	4.875%	9/15/41	350	354
	Illinois Tool Works Inc.	3.900%	9/1/42	10,803	9,675
	Ingersoll Rand Inc.	5.400%	8/14/28	1,000	1,031
	Ingersoll Rand Inc.	5.700%	8/14/33	11,020	11,660
	Jacobs Engineering Group Inc.	6.350%	8/18/28	4,500	4,701
	Jacobs Engineering Group Inc.	5.900%	3/1/33	1,903	1,943
	JB Hunt Transport Services Inc.	3.875%	3/1/26	9,500	9,296
[5]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	3,918	3,570
[5]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	8,171	6,897
[5]	John Deere Capital Corp.	2.050%	1/9/25	11,150	10,841
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	John Deere Capital Corp.	1.250%	1/10/25	13,000	12,539
[5]	John Deere Capital Corp.	5.150%	3/3/25	6,000	6,034
[5]	John Deere Capital Corp.	3.450%	3/13/25	10,705	10,542
[5]	John Deere Capital Corp.	3.400%	6/6/25	6,880	6,770
[5]	John Deere Capital Corp.	4.950%	6/6/25	3,700	3,715
[5]	John Deere Capital Corp.	4.050%	9/8/25	3,000	2,974
	John Deere Capital Corp.	5.300%	9/8/25	9,475	9,603
[5]	John Deere Capital Corp.	3.400%	9/11/25	1,750	1,716
[5]	John Deere Capital Corp.	4.800%	1/9/26	2,500	2,514
[5]	John Deere Capital Corp.	0.700%	1/15/26	10,000	9,273
[5]	John Deere Capital Corp.	5.050%	3/3/26	6,000	6,090
[5]	John Deere Capital Corp.	4.750%	6/8/26	5,500	5,539
[5]	John Deere Capital Corp.	2.650%	6/10/26	4,200	4,021
[5]	John Deere Capital Corp.	1.050%	6/17/26	5,800	5,343
[5]	John Deere Capital Corp.	5.150%	9/8/26	5,000	5,093
[5]	John Deere Capital Corp.	2.250%	9/14/26	8,386	7,927
[5]	John Deere Capital Corp.	1.700%	1/11/27	12,500	11,543
[5]	John Deere Capital Corp.	2.350%	3/8/27	5,000	4,702
[5]	John Deere Capital Corp.	1.750%	3/9/27	12,261	11,291
[5]	John Deere Capital Corp.	2.800%	9/8/27	8,100	7,678
[5]	John Deere Capital Corp.	4.150%	9/15/27	8,475	8,421
[5]	John Deere Capital Corp.	3.050%	1/6/28	7,700	7,329
[5]	John Deere Capital Corp.	4.750%	1/20/28	14,337	14,573
[5]	John Deere Capital Corp.	4.900%	3/3/28	20,040	20,412
[5]	John Deere Capital Corp.	1.500%	3/6/28	5,500	4,909
[5]	John Deere Capital Corp.	4.950%	7/14/28	19,111	19,587
[5]	John Deere Capital Corp.	3.450%	3/7/29	4,475	4,292
[5]	John Deere Capital Corp.	2.800%	7/18/29	5,575	5,170
[5]	John Deere Capital Corp.	4.850%	10/11/29	9,000	9,264
[5]	John Deere Capital Corp.	2.450%	1/9/30	8,380	7,560
[5]	John Deere Capital Corp.	4.700%	6/10/30	11,500	11,678
	John Deere Capital Corp.	1.450%	1/15/31	9,200	7,568
[5]	John Deere Capital Corp.	4.350%	9/15/32	8,000	7,975
[5]	John Deere Capital Corp.	5.150%	9/8/33	19,500	20,533
[5]	Johnson Controls International plc	3.900%	2/14/26	4,082	3,989
	Johnson Controls International plc	1.750%	9/15/30	9,575	7,958
	Johnson Controls International plc	2.000%	9/16/31	4,000	3,333
	Johnson Controls International plc	4.900%	12/1/32	2,000	2,022
[5]	Johnson Controls International plc	6.000%	1/15/36	954	1,021
[5]	Johnson Controls International plc	4.625%	7/2/44	7,850	7,077
[5]	Johnson Controls International plc	5.125%	9/14/45	1,214	1,167
	Johnson Controls International plc	4.500%	2/15/47	5,495	4,925
[5]	Johnson Controls International plc	4.950%	7/2/64	5,758	5,263
	Kennametal Inc.	4.625%	6/15/28	6,620	6,459
	Keysight Technologies Inc.	4.600%	4/6/27	10,600	10,570
	Keysight Technologies Inc.	3.000%	10/30/29	4,750	4,320
	Kirby Corp.	4.200%	3/1/28	9,217	8,891
	L3Harris Technologies Inc.	3.832%	4/27/25	12,600	12,380
	L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,394
	L3Harris Technologies Inc.	5.400%	1/15/27	13,143	13,420
[5]	L3Harris Technologies Inc.	4.400%	6/15/28	9,605	9,494
	L3Harris Technologies Inc.	2.900%	12/15/29	5,630	5,093
	L3Harris Technologies Inc.	1.800%	1/15/31	19,275	15,859
	L3Harris Technologies Inc.	5.400%	7/31/33	16,750	17,427
	L3Harris Technologies Inc.	4.854%	4/27/35	3,350	3,316
	L3Harris Technologies Inc.	5.054%	4/27/45	5,970	5,902
	L3Harris Technologies Inc.	5.600%	7/31/53	6,135	6,553
	Lennox International Inc.	1.350%	8/1/25	7,366	6,934
	Lennox International Inc.	1.700%	8/1/27	2,300	2,066

65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lennox International Inc.	5.500%	9/15/28	5,500	5,654
	LKQ Corp.	6.250%	6/15/33	5,000	5,225
	Lockheed Martin Corp.	4.950%	10/15/25	1,000	1,009
	Lockheed Martin Corp.	3.550%	1/15/26	9,373	9,210
	Lockheed Martin Corp.	5.100%	11/15/27	13,483	13,919
	Lockheed Martin Corp.	4.450%	5/15/28	5,500	5,534
	Lockheed Martin Corp.	3.900%	6/15/32	10,230	9,866
	Lockheed Martin Corp.	5.250%	1/15/33	20,000	21,226
	Lockheed Martin Corp.	4.750%	2/15/34	19,100	19,443
	Lockheed Martin Corp.	3.600%	3/1/35	12,240	11,203
	Lockheed Martin Corp.	4.500%	5/15/36	3,525	3,491
[5]	Lockheed Martin Corp.	6.150%	9/1/36	11,685	13,238
	Lockheed Martin Corp.	5.720%	6/1/40	3,376	3,680
	Lockheed Martin Corp.	4.850%	9/15/41	622	601
	Lockheed Martin Corp.	4.070%	12/15/42	15,965	14,433
	Lockheed Martin Corp.	3.800%	3/1/45	11,365	9,793
	Lockheed Martin Corp.	4.700%	5/15/46	12,833	12,577
	Lockheed Martin Corp.	4.090%	9/15/52	13,861	12,317
	Lockheed Martin Corp.	4.150%	6/15/53	14,791	13,257
	Lockheed Martin Corp.	5.700%	11/15/54	15,060	16,978
	Lockheed Martin Corp.	5.200%	2/15/55	11,168	11,754
	Lockheed Martin Corp.	4.300%	6/15/62	2,025	1,822
	Lockheed Martin Corp.	5.900%	11/15/63	16,950	19,801
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	10,500	10,530
[5]	Nature Conservancy	3.957%	3/1/52	4,350	3,827
	Norfolk Southern Corp.	3.650%	8/1/25	3,525	3,453
	Norfolk Southern Corp.	2.900%	6/15/26	250	240
	Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,477
	Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,582
	Norfolk Southern Corp.	3.800%	8/1/28	8,058	7,848
	Norfolk Southern Corp.	2.550%	11/1/29	13,009	11,690
	Norfolk Southern Corp.	5.050%	8/1/30	10,000	10,256
	Norfolk Southern Corp.	2.300%	5/15/31	5,000	4,313
	Norfolk Southern Corp.	3.000%	3/15/32	6,250	5,559
	Norfolk Southern Corp.	5.550%	3/15/34	10,000	10,578
	Norfolk Southern Corp.	4.837%	10/1/41	12,098	11,694
	Norfolk Southern Corp.	3.950%	10/1/42	3,125	2,668
	Norfolk Southern Corp.	4.450%	6/15/45	6,620	5,935
	Norfolk Southern Corp.	4.650%	1/15/46	9,150	8,440
	Norfolk Southern Corp.	3.942%	11/1/47	1,156	965
	Norfolk Southern Corp.	4.150%	2/28/48	1,400	1,208
	Norfolk Southern Corp.	4.100%	5/15/49	4,050	3,448
	Norfolk Southern Corp.	3.400%	11/1/49	2,500	1,890
	Norfolk Southern Corp.	3.050%	5/15/50	14,025	9,981
	Norfolk Southern Corp.	4.050%	8/15/52	8,222	6,945
	Norfolk Southern Corp.	3.700%	3/15/53	1,429	1,132
	Norfolk Southern Corp.	4.550%	6/1/53	5,300	4,849
	Norfolk Southern Corp.	5.350%	8/1/54	11,375	11,840
	Norfolk Southern Corp.	3.155%	5/15/55	17,192	12,095
	Norfolk Southern Corp.	5.950%	3/15/64	8,000	8,915
	Norfolk Southern Corp.	4.100%	5/15/21	7,800	5,911
	Northrop Grumman Corp.	2.930%	1/15/25	15,076	14,735
	Northrop Grumman Corp.	3.250%	1/15/28	22,349	21,370
	Northrop Grumman Corp.	4.400%	5/1/30	9,817	9,763
	Northrop Grumman Corp.	4.700%	3/15/33	21,000	21,181
	Northrop Grumman Corp.	5.150%	5/1/40	7,330	7,440
	Northrop Grumman Corp.	5.050%	11/15/40	9,525	9,507
	Northrop Grumman Corp.	4.750%	6/1/43	9,890	9,469
	Northrop Grumman Corp.	3.850%	4/15/45	5,275	4,425
	Northrop Grumman Corp.	4.030%	10/15/47	32,882	28,254
	Northrop Grumman Corp.	5.250%	5/1/50	395	407
	Northrop Grumman Corp.	4.950%	3/15/53	11,755	11,662
	nVent Finance Sarl	4.550%	4/15/28	3,850	3,742
	nVent Finance Sarl	5.650%	5/15/33	5,500	5,572
	Oshkosh Corp.	4.600%	5/15/28	7,375	7,271
	Oshkosh Corp.	3.100%	3/1/30	600	540
	Otis Worldwide Corp.	2.056%	4/5/25	8,933	8,595
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Otis Worldwide Corp.	2.293%	4/5/27	20,778	19,362
	Otis Worldwide Corp.	5.250%	8/16/28	8,000	8,236
	Otis Worldwide Corp.	2.565%	2/15/30	41,877	37,285
	Otis Worldwide Corp.	3.112%	2/15/40	14,798	11,861
	Otis Worldwide Corp.	3.362%	2/15/50	9,255	7,177
[5]	PACCAR Financial Corp.	1.800%	2/6/25	6,156	5,958
[5]	PACCAR Financial Corp.	4.450%	3/30/26	4,090	4,088
[5]	PACCAR Financial Corp.	5.050%	8/10/26	2,800	2,840
[5]	PACCAR Financial Corp.	4.950%	8/10/28	2,800	2,890
	Parker-Hannifin Corp.	3.250%	3/1/27	15,060	14,453
	Parker-Hannifin Corp.	4.250%	9/15/27	12,261	12,155
	Parker-Hannifin Corp.	3.250%	6/14/29	6,875	6,471
	Parker-Hannifin Corp.	4.500%	9/15/29	10,000	10,034
[5]	Parker-Hannifin Corp.	4.200%	11/21/34	4,600	4,413
[5]	Parker-Hannifin Corp.	6.250%	5/15/38	4,050	4,501
[5]	Parker-Hannifin Corp.	4.450%	11/21/44	4,870	4,434
	Parker-Hannifin Corp.	4.100%	3/1/47	5,825	5,053
	Parker-Hannifin Corp.	4.000%	6/14/49	9,707	8,463
	Precision Castparts Corp.	3.250%	6/15/25	9,300	9,109
	Precision Castparts Corp.	3.900%	1/15/43	6,650	5,784
	Precision Castparts Corp.	4.375%	6/15/45	3,512	3,188
[7]	Regal Rexnord Corp.	6.050%	2/15/26	4,500	4,548
[7]	Regal Rexnord Corp.	6.050%	4/15/28	13,000	13,174
[7]	Regal Rexnord Corp.	6.300%	2/15/30	11,450	11,787
[7]	Regal Rexnord Corp.	6.400%	4/15/33	13,015	13,592
	Republic Services Inc.	3.200%	3/15/25	7,059	6,899
	Republic Services Inc.	0.875%	11/15/25	5,000	4,633
	Republic Services Inc.	2.900%	7/1/26	12,225	11,744
	Republic Services Inc.	3.375%	11/15/27	75	72
	Republic Services Inc.	4.875%	4/1/29	2,000	2,040
	Republic Services Inc.	2.300%	3/1/30	9,075	8,000
	Republic Services Inc.	1.450%	2/15/31	18,500	15,046
	Republic Services Inc.	1.750%	2/15/32	13,925	11,341
	Republic Services Inc.	5.000%	4/1/34	13,300	13,619
	Republic Services Inc.	6.200%	3/1/40	3,790	4,253
	Republic Services Inc.	3.050%	3/1/50	3,917	2,887
	Rockwell Automation Inc.	3.500%	3/1/29	3,088	2,993
	Rockwell Automation Inc.	1.750%	8/15/31	1,350	1,115
	Rockwell Automation Inc.	4.200%	3/1/49	5,150	4,637
	Rockwell Automation Inc.	2.800%	8/15/61	1,900	1,234
	RTX Corp.	3.950%	8/16/25	10,518	10,369
	RTX Corp.	5.000%	2/27/26	2,000	2,008
	RTX Corp.	3.500%	3/15/27	25,665	24,734
	RTX Corp.	3.125%	5/4/27	15,919	15,145
	RTX Corp.	7.200%	8/15/27	1,010	1,092
	RTX Corp.	4.125%	11/16/28	44,383	43,357
	RTX Corp.	5.750%	1/15/29	5,500	5,751
	RTX Corp.	2.250%	7/1/30	11,625	10,041
	RTX Corp.	1.900%	9/1/31	10,600	8,625
	RTX Corp.	2.375%	3/15/32	5,680	4,729
	RTX Corp.	5.150%	2/27/33	23,250	23,703
	RTX Corp.	6.100%	3/15/34	18,614	20,184
	RTX Corp.	5.400%	5/1/35	3,225	3,331
	RTX Corp.	6.050%	6/1/36	7,390	8,015
	RTX Corp.	6.125%	7/15/38	4,375	4,768
	RTX Corp.	4.450%	11/16/38	10,481	9,653
	RTX Corp.	4.875%	10/15/40	450	429
	RTX Corp.	4.700%	12/15/41	7,075	6,548
	RTX Corp.	4.500%	6/1/42	39,798	36,265
	RTX Corp.	4.800%	12/15/43	2,325	2,162
	RTX Corp.	4.150%	5/15/45	8,650	7,381
	RTX Corp.	3.750%	11/1/46	14,194	11,290
	RTX Corp.	4.350%	4/15/47	10,625	9,292
	RTX Corp.	4.050%	5/4/47	13,950	11,636
	RTX Corp.	3.125%	7/1/50	11,400	8,059
	RTX Corp.	2.820%	9/1/51	9,825	6,487
	RTX Corp.	3.030%	3/15/52	18,600	12,846

66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	5.375%	2/27/53	30,750	31,322
	RTX Corp.	6.400%	3/15/54	21,483	24,895
[5]	Ryder System Inc.	4.625%	6/1/25	5,051	5,013
[5]	Ryder System Inc.	1.750%	9/1/26	2,175	2,005
[5]	Ryder System Inc.	2.900%	12/1/26	11,185	10,555
[5]	Ryder System Inc.	2.850%	3/1/27	1,230	1,155
[5]	Ryder System Inc.	5.650%	3/1/28	5,300	5,460
[5]	Ryder System Inc.	5.250%	6/1/28	8,160	8,272
	Ryder System Inc.	6.300%	12/1/28	3,000	3,181
	Ryder System Inc.	6.600%	12/1/33	8,000	8,887
	Southwest Airlines Co.	5.250%	5/4/25	21,300	21,302
	Southwest Airlines Co.	3.000%	11/15/26	3,475	3,300
	Southwest Airlines Co.	5.125%	6/15/27	21,646	21,746
	Southwest Airlines Co.	3.450%	11/16/27	2,650	2,509
	Southwest Airlines Co.	2.625%	2/10/30	6,000	5,245
[5]	Spirit Airlines Pass-Through Trust Class A Series 2015-1	4.100%	4/1/28	1,464	1,311
	Teledyne Technologies Inc.	1.600%	4/1/26	1,600	1,484
	Teledyne Technologies Inc.	2.250%	4/1/28	9,000	8,152
	Teledyne Technologies Inc.	2.750%	4/1/31	15,500	13,490
	Textron Inc.	3.875%	3/1/25	7,665	7,539
	Textron Inc.	4.000%	3/15/26	6,200	6,079
	Textron Inc.	3.650%	3/15/27	18,682	17,924
	Textron Inc.	3.375%	3/1/28	5,500	5,195
	Textron Inc.	2.450%	3/15/31	3,145	2,678
	Textron Inc.	6.100%	11/15/33	14,500	15,495
	Timken Co.	4.500%	12/15/28	7,320	7,119
	Timken Co.	4.125%	4/1/32	3,628	3,342
	Trane Technologies Financing Ltd.	3.500%	3/21/26	3,170	3,083
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,915	12,513
	Trane Technologies Financing Ltd.	5.250%	3/3/33	6,000	6,217
	Trane Technologies Financing Ltd.	4.650%	11/1/44	3,050	2,834
	Trane Technologies Financing Ltd.	4.500%	3/21/49	3,475	3,228
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	10,050	9,815
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	715	769
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,577
	Trimble Inc.	4.750%	12/1/24	3,826	3,790
	Trimble Inc.	4.900%	6/15/28	4,000	4,025
	Triton Container International Ltd.	3.250%	3/15/32	6,300	5,078
	Tyco Electronics Group SA	4.500%	2/13/26	10,000	9,965
	Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,037
	Tyco Electronics Group SA	3.125%	8/15/27	2,950	2,815
	Tyco Electronics Group SA	2.500%	2/4/32	6,000	5,201
	Tyco Electronics Group SA	7.125%	10/1/37	7,145	8,413
	Union Pacific Corp.	3.250%	1/15/25	4,200	4,118
	Union Pacific Corp.	3.750%	7/15/25	10,950	10,777
	Union Pacific Corp.	3.250%	8/15/25	4,652	4,549
	Union Pacific Corp.	2.750%	3/1/26	7,208	6,945
	Union Pacific Corp.	2.150%	2/5/27	2,390	2,234
	Union Pacific Corp.	3.000%	4/15/27	19,123	18,295
	Union Pacific Corp.	3.950%	9/10/28	5,000	4,967
	Union Pacific Corp.	3.700%	3/1/29	5,000	4,889
	Union Pacific Corp.	2.400%	2/5/30	4,655	4,157
	Union Pacific Corp.	2.375%	5/20/31	3,682	3,202
	Union Pacific Corp.	2.800%	2/14/32	12,427	11,030
	Union Pacific Corp.	3.375%	2/1/35	4,400	3,885
	Union Pacific Corp.	2.891%	4/6/36	18,429	15,496
	Union Pacific Corp.	3.600%	9/15/37	4,044	3,595
	Union Pacific Corp.	3.200%	5/20/41	20,468	16,416
	Union Pacific Corp.	4.050%	11/15/45	4,000	3,416
	Union Pacific Corp.	3.350%	8/15/46	6,900	5,171
	Union Pacific Corp.	3.250%	2/5/50	20,649	15,821
	Union Pacific Corp.	2.950%	3/10/52	12,000	8,523
	Union Pacific Corp.	4.950%	9/9/52	4,254	4,347
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	3.500%	2/14/53	18,500	14,661
	Union Pacific Corp.	4.950%	5/15/53	5,000	5,107
	Union Pacific Corp.	3.875%	2/1/55	2,069	1,697
	Union Pacific Corp.	3.950%	8/15/59	5,150	4,219
	Union Pacific Corp.	3.839%	3/20/60	16,132	13,179
	Union Pacific Corp.	3.550%	5/20/61	7,500	5,659
	Union Pacific Corp.	2.973%	9/16/62	17,396	11,733
	Union Pacific Corp.	5.150%	1/20/63	4,047	4,112
	Union Pacific Corp.	4.100%	9/15/67	5,726	4,760
	Union Pacific Corp.	3.750%	2/5/70	5,500	4,281
	Union Pacific Corp.	3.799%	4/6/71	21,154	16,746
	Union Pacific Corp.	3.850%	2/14/72	3,500	2,779
[5]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	161	167
[5]	United Airlines Pass-Through Trust Class A Series 2013-1	4.300%	8/15/25	1,452	1,399
[5]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	2,013	1,910
[5]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	1,439	1,354
[5]	United Airlines Pass-Through Trust Class A Series 2016-1	3.450%	7/7/28	1,709	1,518
[5]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	21,179	21,404
[5]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	16,000	16,245
[5]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/27	2,661	2,471
[5]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/28	16,145	14,745
[5]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/28	3,040	2,719
[5]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	247	224
[5]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,181	2,010
[5]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	4,001	3,368
[5]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	6,141	5,961
	United Parcel Service Inc.	3.900%	4/1/25	14,360	14,199
	United Parcel Service Inc.	2.400%	11/15/26	14,492	13,787
	United Parcel Service Inc.	3.400%	3/15/29	27,550	26,673
	United Parcel Service Inc.	2.500%	9/1/29	4,450	4,046
	United Parcel Service Inc.	4.450%	4/1/30	2,000	2,021
	United Parcel Service Inc.	4.875%	3/3/33	30,000	31,149
	United Parcel Service Inc.	6.200%	1/15/38	5,975	6,849
	United Parcel Service Inc.	5.200%	4/1/40	13,700	14,255
	United Parcel Service Inc.	4.875%	11/15/40	5,002	5,019
	United Parcel Service Inc.	3.625%	10/1/42	6,400	5,450
	United Parcel Service Inc.	3.400%	11/15/46	1,725	1,386
	United Parcel Service Inc.	3.750%	11/15/47	375	318
	United Parcel Service Inc.	4.250%	3/15/49	11,970	10,880
	United Parcel Service Inc.	3.400%	9/1/49	7,485	6,030
	United Parcel Service Inc.	5.300%	4/1/50	7,100	7,539
	United Parcel Service Inc.	5.050%	3/3/53	28,250	29,310
	United Parcel Service of America Inc.	7.620%	4/1/30	500	581
	Valmont Industries Inc.	5.000%	10/1/44	5,944	5,362
	Valmont Industries Inc.	5.250%	10/1/54	3,275	2,940
[7]	Veralto Corp.	5.500%	9/18/26	8,000	8,133
[7]	Veralto Corp.	5.350%	9/18/28	8,000	8,200
[7]	Veralto Corp.	5.450%	9/18/33	8,000	8,300
	Vontier Corp.	1.800%	4/1/26	3,500	3,219
	Vontier Corp.	2.400%	4/1/28	5,000	4,415
	Vontier Corp.	2.950%	4/1/31	6,000	5,049
	Waste Connections Inc.	4.250%	12/1/28	2,243	2,231
	Waste Connections Inc.	3.500%	5/1/29	16,870	16,136

67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Connections Inc.	2.600%	2/1/30	7,400	6,646
	Waste Connections Inc.	2.200%	1/15/32	12,900	10,772
	Waste Connections Inc.	3.200%	6/1/32	5,000	4,496
	Waste Connections Inc.	4.200%	1/15/33	9,086	8,825
	Waste Connections Inc.	3.050%	4/1/50	6,075	4,401
	Waste Connections Inc.	2.950%	1/15/52	7,900	5,569
	Waste Management Inc.	0.750%	11/15/25	8,862	8,236
	Waste Management Inc.	3.150%	11/15/27	2,021	1,936
	Waste Management Inc.	1.150%	3/15/28	5,000	4,401
	Waste Management Inc.	4.875%	2/15/29	13,096	13,400
	Waste Management Inc.	2.000%	6/1/29	2,000	1,780
	Waste Management Inc.	1.500%	3/15/31	17,595	14,382
	Waste Management Inc.	4.150%	4/15/32	10,000	9,767
	Waste Management Inc.	4.625%	2/15/33	15,000	15,060
	Waste Management Inc.	4.875%	2/15/34	14,382	14,676
	Waste Management Inc.	2.950%	6/1/41	6,300	4,936
	Waste Management Inc.	2.500%	11/15/50	8,095	5,390
	Westinghouse Air Brake Technologies Corp.	3.200%	6/15/25	5,730	5,545
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	11,269	10,778
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	10,675	10,559
	WW Grainger Inc.	1.850%	2/15/25	4,040	3,900
	WW Grainger Inc.	3.750%	5/15/46	3,707	3,104
	WW Grainger Inc.	4.200%	5/15/47	3,075	2,774
	Xylem Inc.	3.250%	11/1/26	5,950	5,734
	Xylem Inc.	1.950%	1/30/28	8,000	7,239
	Xylem Inc.	2.250%	1/30/31	4,275	3,664
	Xylem Inc.	4.375%	11/1/46	4,480	3,860
					5,192,426
Materials (0.8%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	8,003	7,576
	Air Products and Chemicals Inc.	1.850%	5/15/27	5,000	4,609
	Air Products and Chemicals Inc.	2.050%	5/15/30	11,150	9,748
	Air Products and Chemicals Inc.	4.800%	3/3/33	3,850	3,980
	Air Products and Chemicals Inc.	2.700%	5/15/40	10,542	8,052
	Air Products and Chemicals Inc.	2.800%	5/15/50	14,550	10,423
	Albemarle Corp.	4.650%	6/1/27	5,130	5,042
	Albemarle Corp.	5.050%	6/1/32	5,730	5,595
	Albemarle Corp.	5.450%	12/1/44	3,240	3,042
	Albemarle Corp.	5.650%	6/1/52	5,455	5,072
	Amcor Finance USA Inc.	4.500%	5/15/28	4,450	4,343
	Amcor Finance USA Inc.	5.625%	5/26/33	8,000	8,321
	Amcor Flexibles North America Inc.	4.000%	5/17/25	7,477	7,349
[5]	Amcor Flexibles North America Inc.	3.100%	9/15/26	2,450	2,297
	Amcor Flexibles North America Inc.	2.630%	6/19/30	10,335	8,958
	Amcor Flexibles North America Inc.	2.690%	5/25/31	2,800	2,420
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	8,000	7,205
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	7,481	6,502
	ArcelorMittal SA	4.550%	3/11/26	3,500	3,448
	ArcelorMittal SA	6.550%	11/29/27	12,370	12,986
	ArcelorMittal SA	4.250%	7/16/29	4,000	3,901
	ArcelorMittal SA	6.800%	11/29/32	10,130	10,958
	ArcelorMittal SA	7.000%	10/15/39	7,811	8,451
	ArcelorMittal SA	6.750%	3/1/41	5,695	6,026
	Barrick Gold Corp.	6.450%	10/15/35	1,050	1,158
	Barrick North America Finance LLC	5.700%	5/30/41	19,250	20,265
	Barrick North America Finance LLC	5.750%	5/1/43	3,600	3,852
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	10,964	11,757
	Berry Global Inc.	1.570%	1/15/26	21,000	19,528
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berry Global Inc.	1.650%	1/15/27	8,000	7,211
[7]	Berry Global Inc.	5.500%	4/15/28	5,500	5,568
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	10,700	10,758
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	103
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	10,000	10,227
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	13,500	13,639
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	5,000	5,139
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	9,925	10,278
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	5,500	5,627
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	18,000	18,687
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	10,090	9,158
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	29,140	29,444
	BHP Billiton Finance USA Ltd.	5.500%	9/8/53	8,775	9,590
	Cabot Corp.	4.000%	7/1/29	2,800	2,661
	Cabot Corp.	5.000%	6/30/32	3,500	3,456
	Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,554
	Carlisle Cos. Inc.	3.750%	12/1/27	3,050	2,924
	Carlisle Cos. Inc.	2.750%	3/1/30	10,955	9,720
	Celanese US Holdings LLC	6.050%	3/15/25	4,630	4,656
	Celanese US Holdings LLC	1.400%	8/5/26	4,000	3,647
	Celanese US Holdings LLC	6.165%	7/15/27	19,700	20,208
	Celanese US Holdings LLC	6.350%	11/15/28	11,000	11,534
	Celanese US Holdings LLC	6.330%	7/15/29	7,500	7,872
	Celanese US Holdings LLC	6.550%	11/15/30	11,000	11,647
	Celanese US Holdings LLC	6.379%	7/15/32	11,350	12,014
	Celanese US Holdings LLC	6.700%	11/15/33	11,000	11,957
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,465
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	7,311
	CF Industries Inc.	5.150%	3/15/34	8,500	8,425
	CF Industries Inc.	4.950%	6/1/43	8,000	7,336
	CF Industries Inc.	5.375%	3/15/44	8,000	7,663
	Dow Chemical Co.	4.550%	11/30/25	775	767
	Dow Chemical Co.	4.800%	11/30/28	4,000	4,041
	Dow Chemical Co.	7.375%	11/1/29	5,857	6,613
	Dow Chemical Co.	2.100%	11/15/30	9,383	8,036
	Dow Chemical Co.	6.300%	3/15/33	5,000	5,517
	Dow Chemical Co.	4.250%	10/1/34	7,135	6,834
	Dow Chemical Co.	9.400%	5/15/39	5,766	8,047
	Dow Chemical Co.	5.250%	11/15/41	6,060	5,969
	Dow Chemical Co.	4.375%	11/15/42	17,789	15,708
	Dow Chemical Co.	4.625%	10/1/44	6,019	5,527
	Dow Chemical Co.	5.550%	11/30/48	9,975	10,220
	Dow Chemical Co.	4.800%	5/15/49	7,600	6,996
	Dow Chemical Co.	3.600%	11/15/50	12,100	9,359
	Dow Chemical Co.	6.900%	5/15/53	10,850	13,104
	DuPont de Nemours Inc.	4.493%	11/15/25	14,000	13,912
	DuPont de Nemours Inc.	4.725%	11/15/28	25,025	25,422
	DuPont de Nemours Inc.	5.319%	11/15/38	18,553	19,047
	DuPont de Nemours Inc.	5.419%	11/15/48	22,540	23,541
	Eagle Materials Inc.	2.500%	7/1/31	5,000	4,243
	Eastman Chemical Co.	3.800%	3/15/25	11,142	10,952
	Eastman Chemical Co.	4.500%	12/1/28	5,389	5,278
	Eastman Chemical Co.	5.750%	3/8/33	7,000	7,270
	Eastman Chemical Co.	4.800%	9/1/42	5,150	4,684
	Eastman Chemical Co.	4.650%	10/15/44	9,426	8,312
	Ecolab Inc.	2.700%	11/1/26	11,972	11,465
	Ecolab Inc.	1.650%	2/1/27	2,000	1,839
	Ecolab Inc.	3.250%	12/1/27	4,225	4,057
	Ecolab Inc.	5.250%	1/15/28	3,400	3,514
	Ecolab Inc.	4.800%	3/24/30	3,500	3,597
	Ecolab Inc.	1.300%	1/30/31	5,500	4,496
	Ecolab Inc.	2.125%	2/1/32	7,000	5,967
	Ecolab Inc.	3.950%	12/1/47	2,000	1,749
	Ecolab Inc.	2.125%	8/15/50	2,500	1,543
	Ecolab Inc.	2.700%	12/15/51	20,800	14,212

68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ecolab Inc.	2.750%	8/18/55	10,602	7,159
	EIDP Inc.	1.700%	7/15/25	9,165	8,700
	EIDP Inc.	4.500%	5/15/26	6,900	6,880
	EIDP Inc.	2.300%	7/15/30	5,000	4,380
	EIDP Inc.	4.800%	5/15/33	8,300	8,403
	FMC Corp.	5.150%	5/18/26	2,800	2,797
	FMC Corp.	3.200%	10/1/26	7,590	7,184
	FMC Corp.	3.450%	10/1/29	11,277	10,304
	FMC Corp.	5.650%	5/18/33	6,300	6,261
	FMC Corp.	4.500%	10/1/49	4,000	3,144
	FMC Corp.	6.375%	5/18/53	7,900	8,098
	Freeport-McMoRan Inc.	5.000%	9/1/27	4,800	4,752
	Freeport-McMoRan Inc.	4.125%	3/1/28	7,300	7,001
	Freeport-McMoRan Inc.	4.375%	8/1/28	5,300	5,099
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,900	1,925
	Freeport-McMoRan Inc.	4.250%	3/1/30	4,400	4,133
	Freeport-McMoRan Inc.	4.625%	8/1/30	7,500	7,332
	Freeport-McMoRan Inc.	5.400%	11/14/34	9,000	9,063
	Freeport-McMoRan Inc.	5.450%	3/15/43	21,000	20,363
[7]	Georgia-Pacific LLC	1.750%	9/30/25	12,300	11,640
	Georgia-Pacific LLC	7.375%	12/1/25	2,500	2,601
[7]	Georgia-Pacific LLC	0.950%	5/15/26	3,000	2,745
	Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,079
	Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,020
	Georgia-Pacific LLC	8.875%	5/15/31	4,460	5,575
	Huntsman International LLC	4.500%	5/1/29	6,479	6,252
	Huntsman International LLC	2.950%	6/15/31	4,500	3,828
	International Flavors & Fragrances Inc.	4.450%	9/26/28	4,050	3,952
	International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,304
	International Flavors & Fragrances Inc.	5.000%	9/26/48	5,300	4,529
	International Paper Co.	5.000%	9/15/35	4,094	4,094
	International Paper Co.	6.000%	11/15/41	6,232	6,608
	International Paper Co.	4.800%	6/15/44	15,873	14,638
	International Paper Co.	4.400%	8/15/47	2,800	2,431
	International Paper Co.	4.350%	8/15/48	3,300	2,965
	Kinross Gold Corp.	4.500%	7/15/27	467	457
[7]	Kinross Gold Corp.	6.250%	7/15/33	5,000	5,242
	Linde Inc.	4.800%	12/5/24	5,700	5,687
	Linde Inc.	2.650%	2/5/25	3,589	3,501
	Linde Inc.	4.700%	12/5/25	5,400	5,409
	Linde Inc.	3.200%	1/30/26	5,000	4,860
	Linde Inc.	1.100%	8/10/30	5,700	4,728
	Linde Inc.	3.550%	11/7/42	3,800	3,163
	Linde Inc.	2.000%	8/10/50	5,000	2,948
	Lubrizol Corp.	6.500%	10/1/34	420	492
	LYB International Finance BV	5.250%	7/15/43	9,574	9,161
	LYB International Finance BV	4.875%	3/15/44	7,000	6,474
	LYB International Finance III LLC	1.250%	10/1/25	2,600	2,429
	LYB International Finance III LLC	2.250%	10/1/30	5,100	4,374
	LYB International Finance III LLC	5.625%	5/15/33	5,607	5,866
	LYB International Finance III LLC	3.375%	10/1/40	6,400	4,918
	LYB International Finance III LLC	4.200%	10/15/49	6,460	5,154
	LYB International Finance III LLC	4.200%	5/1/50	11,060	8,840
	LYB International Finance III LLC	3.625%	4/1/51	22,018	16,075
	LYB International Finance III LLC	3.800%	10/1/60	4,650	3,311
	LyondellBasell Industries NV	4.625%	2/26/55	10,050	8,750
	Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,087
	Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,557
[5]	Martin Marietta Materials Inc.	2.500%	3/15/30	4,200	3,702
	Martin Marietta Materials Inc.	2.400%	7/15/31	6,000	5,111
	Martin Marietta Materials Inc.	4.250%	12/15/47	7,950	7,011
	Martin Marietta Materials Inc.	3.200%	7/15/51	10,270	7,631
	Mosaic Co.	4.050%	11/15/27	3,260	3,181
	Mosaic Co.	5.375%	11/15/28	4,400	4,495
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mosaic Co.	5.450%	11/15/33	5,305	5,413
	Mosaic Co.	4.875%	11/15/41	4,945	4,433
	Mosaic Co.	5.625%	11/15/43	6,400	6,314
	NewMarket Corp.	2.700%	3/18/31	5,000	4,205
	Newmont Corp.	2.800%	10/1/29	15,830	14,466
	Newmont Corp.	2.250%	10/1/30	11,300	9,766
	Newmont Corp.	2.600%	7/15/32	13,600	11,629
[5]	Newmont Corp.	5.875%	4/1/35	1,080	1,162
	Newmont Corp.	6.250%	10/1/39	18,056	20,041
	Newmont Corp.	4.875%	3/15/42	8,739	8,516
	Newmont Corp.	5.450%	6/9/44	5,894	5,994
	Nucor Corp.	3.950%	5/23/25	2,160	2,125
	Nucor Corp.	2.000%	6/1/25	12,204	11,722
	Nucor Corp.	4.300%	5/23/27	2,680	2,652
	Nucor Corp.	3.950%	5/1/28	2,700	2,637
	Nucor Corp.	2.700%	6/1/30	7,200	6,521
	Nucor Corp.	3.125%	4/1/32	6,000	5,395
	Nucor Corp.	6.400%	12/1/37	2,800	3,186
	Nucor Corp.	3.850%	4/1/52	5,000	4,170
	Nucor Corp.	2.979%	12/15/55	16,337	11,097
	Nutrien Ltd.	3.000%	4/1/25	4,000	3,887
	Nutrien Ltd.	5.950%	11/7/25	2,600	2,647
	Nutrien Ltd.	4.000%	12/15/26	4,800	4,696
	Nutrien Ltd.	4.900%	3/27/28	17,100	17,280
	Nutrien Ltd.	2.950%	5/13/30	13,542	12,242
	Nutrien Ltd.	4.125%	3/15/35	5,525	5,120
	Nutrien Ltd.	5.625%	12/1/40	4,875	4,897
	Nutrien Ltd.	4.900%	6/1/43	6,810	6,382
	Nutrien Ltd.	5.250%	1/15/45	4,308	4,178
	Nutrien Ltd.	5.000%	4/1/49	11,246	10,697
	Nutrien Ltd.	3.950%	5/13/50	6,000	4,911
	Nutrien Ltd.	5.800%	3/27/53	10,641	11,413
	Packaging Corp. of America	3.400%	12/15/27	3,700	3,527
	Packaging Corp. of America	3.000%	12/15/29	12,703	11,503
	Packaging Corp. of America	5.700%	12/1/33	3,500	3,685
	Packaging Corp. of America	4.050%	12/15/49	2,900	2,395
	Packaging Corp. of America	3.050%	10/1/51	7,400	5,175
	PPG Industries Inc.	1.200%	3/15/26	7,500	6,935
	PPG Industries Inc.	2.550%	6/15/30	5,000	4,349
	Reliance Steel & Aluminum Co.	1.300%	8/15/25	1,500	1,404
	Reliance Steel & Aluminum Co.	2.150%	8/15/30	10,511	8,919
	Rio Tinto Alcan Inc.	6.125%	12/15/33	5,229	5,726
	Rio Tinto Alcan Inc.	5.750%	6/1/35	5,935	6,293
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	1,340	1,477
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	5,654
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	18,225	12,472
	Rio Tinto Finance USA plc	5.000%	3/9/33	16,900	17,533
	Rio Tinto Finance USA plc	4.750%	3/22/42	6,740	6,538
	Rio Tinto Finance USA plc	4.125%	8/21/42	8,500	7,690
	Rio Tinto Finance USA plc	5.125%	3/9/53	8,875	9,228
	Rohm & Haas Co.	7.850%	7/15/29	2,637	2,971
	RPM International Inc.	3.750%	3/15/27	5,890	5,663
	RPM International Inc.	4.550%	3/1/29	2,575	2,539
	RPM International Inc.	2.950%	1/15/32	3,300	2,789
	RPM International Inc.	5.250%	6/1/45	3,892	3,668
	RPM International Inc.	4.250%	1/15/48	10,630	8,800
	Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,282
	Sherwin-Williams Co.	4.250%	8/8/25	1,600	1,587
	Sherwin-Williams Co.	3.950%	1/15/26	11,644	11,455
	Sherwin-Williams Co.	3.450%	6/1/27	14,800	14,296
	Sherwin-Williams Co.	2.950%	8/15/29	22,000	20,384
	Sherwin-Williams Co.	2.200%	3/15/32	5,350	4,454
	Sherwin-Williams Co.	4.000%	12/15/42	1,000	837
	Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,426
	Sherwin-Williams Co.	4.500%	6/1/47	15,367	14,063
	Sherwin-Williams Co.	3.800%	8/15/49	5,138	4,143
	Sherwin-Williams Co.	3.300%	5/15/50	6,700	4,935

69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	2.900%	3/15/52	5,250	3,633
	Sonoco Products Co.	2.250%	2/1/27	8,500	7,820
	Sonoco Products Co.	3.125%	5/1/30	6,675	6,030
	Southern Copper Corp.	3.875%	4/23/25	3,600	3,526
	Southern Copper Corp.	7.500%	7/27/35	9,725	11,260
	Southern Copper Corp.	6.750%	4/16/40	12,550	14,037
	Southern Copper Corp.	5.250%	11/8/42	19,245	18,582
	Southern Copper Corp.	5.875%	4/23/45	15,512	15,776
	Steel Dynamics Inc.	2.800%	12/15/24	8,598	8,375
	Steel Dynamics Inc.	2.400%	6/15/25	3,000	2,874
	Steel Dynamics Inc.	5.000%	12/15/26	2,882	2,894
	Steel Dynamics Inc.	1.650%	10/15/27	3,200	2,851
	Steel Dynamics Inc.	3.450%	4/15/30	16,595	15,323
	Steel Dynamics Inc.	3.250%	1/15/31	18,000	16,335
	Steel Dynamics Inc.	3.250%	10/15/50	4,513	3,138
	Suzano Austria GmbH	2.500%	9/15/28	500	439
	Suzano Austria GmbH	6.000%	1/15/29	18,350	18,749
	Suzano Austria GmbH	5.000%	1/15/30	7,450	7,187
	Suzano Austria GmbH	3.750%	1/15/31	13,400	11,760
[5]	Suzano Austria GmbH	3.125%	1/15/32	15,950	13,180
	Suzano International Finance BV	4.000%	1/14/25	3,800	3,715
	Suzano International Finance BV	5.500%	1/17/27	7,435	7,524
	Teck Resources Ltd.	3.900%	7/15/30	5,000	4,650
	Teck Resources Ltd.	6.125%	10/1/35	3,192	3,345
	Teck Resources Ltd.	6.000%	8/15/40	8,833	8,996
	Teck Resources Ltd.	5.200%	3/1/42	3,200	2,965
	Vale Overseas Ltd.	3.750%	7/8/30	27,100	24,869
	Vale Overseas Ltd.	6.125%	6/12/33	13,050	13,520
	Vale Overseas Ltd.	8.250%	1/17/34	500	588
	Vale Overseas Ltd.	6.875%	11/21/36	17,269	18,768
	Vale Overseas Ltd.	6.875%	11/10/39	23,215	25,235
	Vale SA	5.625%	9/11/42	6,897	6,710
	Vulcan Materials Co.	4.500%	4/1/25	2,750	2,717
	Vulcan Materials Co.	3.900%	4/1/27	2,689	2,601
	Vulcan Materials Co.	3.500%	6/1/30	5,454	5,074
	Vulcan Materials Co.	4.500%	6/15/47	9,737	8,805
	Westlake Corp.	3.600%	8/15/26	7,804	7,542
	Westlake Corp.	3.375%	6/15/30	3,000	2,716
	Westlake Corp.	2.875%	8/15/41	3,600	2,547
	Westlake Corp.	5.000%	8/15/46	13,510	12,393
	Westlake Corp.	4.375%	11/15/47	975	817
	Westlake Corp.	3.125%	8/15/51	6,300	4,181
	Westlake Corp.	3.375%	8/15/61	4,700	3,041
	WestRock MWV LLC	8.200%	1/15/30	4,304	4,961
	WestRock MWV LLC	7.950%	2/15/31	3,000	3,488
	WRKCo Inc.	3.750%	3/15/25	14,789	14,510
	WRKCo Inc.	4.650%	3/15/26	10,545	10,475
	WRKCo Inc.	3.375%	9/15/27	9,950	9,405
	WRKCo Inc.	4.000%	3/15/28	5,375	5,191
	WRKCo Inc.	3.900%	6/1/28	2,300	2,197
	WRKCo Inc.	4.900%	3/15/29	12,040	12,105
	WRKCo Inc.	4.200%	6/1/32	4,550	4,365
	WRKCo Inc.	3.000%	6/15/33	6,000	5,176
	Yamana Gold Inc.	2.630%	8/15/31	4,611	3,895
					2,025,479
Real Estate (0.9%)
	Agree LP	2.000%	6/15/28	7,475	6,487
	Agree LP	4.800%	10/1/32	2,700	2,553
	Agree LP	2.600%	6/15/33	3,650	2,897
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	17,199	16,807
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	3,289	3,236
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	7,982	7,771
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	3,864
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,309
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	921
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	6,592
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	6,213	6,230
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	13,500	12,180
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	5,900	4,729
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	24,555	19,136
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	3,400	3,300
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,239
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	8,311	6,581
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	7,000	4,635
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	19,000	13,881
	American Assets Trust LP	3.375%	2/1/31	4,996	4,080
	American Homes 4 Rent LP	4.250%	2/15/28	2,015	1,956
	American Homes 4 Rent LP	4.900%	2/15/29	2,980	2,952
	American Homes 4 Rent LP	3.625%	4/15/32	8,219	7,369
	American Homes 4 Rent LP	3.375%	7/15/51	3,000	2,060
	American Tower Corp.	2.950%	1/15/25	2,700	2,634
	American Tower Corp.	2.400%	3/15/25	7,485	7,240
	American Tower Corp.	4.000%	6/1/25	3,822	3,758
	American Tower Corp.	1.300%	9/15/25	4,375	4,100
	American Tower Corp.	4.400%	2/15/26	5,000	4,941
	American Tower Corp.	1.600%	4/15/26	7,300	6,752
	American Tower Corp.	1.450%	9/15/26	6,000	5,472
	American Tower Corp.	3.375%	10/15/26	18,670	17,906
	American Tower Corp.	3.125%	1/15/27	20,295	19,196
	American Tower Corp.	3.650%	3/15/27	6,000	5,774
	American Tower Corp.	3.550%	7/15/27	7,860	7,547
	American Tower Corp.	3.600%	1/15/28	2,219	2,115
	American Tower Corp.	1.500%	1/31/28	8,680	7,589
	American Tower Corp.	5.250%	7/15/28	4,000	4,066
	American Tower Corp.	5.800%	11/15/28	8,416	8,759
	American Tower Corp.	3.950%	3/15/29	10,750	10,274
	American Tower Corp.	3.800%	8/15/29	13,110	12,445
	American Tower Corp.	2.900%	1/15/30	8,090	7,227
	American Tower Corp.	2.100%	6/15/30	7,000	5,876
	American Tower Corp.	1.875%	10/15/30	7,500	6,151
	American Tower Corp.	2.300%	9/15/31	7,000	5,796
	American Tower Corp.	4.050%	3/15/32	6,000	5,628
	American Tower Corp.	5.550%	7/15/33	31,000	32,119
	American Tower Corp.	3.700%	10/15/49	11,082	8,418
	American Tower Corp.	3.100%	6/15/50	8,975	6,146
	American Tower Corp.	2.950%	1/15/51	7,192	4,800
[5]	AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,206
[5]	AvalonBay Communities Inc.	2.950%	5/11/26	10,330	9,912
[5]	AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,523
[5]	AvalonBay Communities Inc.	3.350%	5/15/27	7,500	7,178
[5]	AvalonBay Communities Inc.	3.200%	1/15/28	4,175	3,963
	AvalonBay Communities Inc.	1.900%	12/1/28	2,000	1,767
[5]	AvalonBay Communities Inc.	2.300%	3/1/30	11,600	10,129
[5]	AvalonBay Communities Inc.	2.450%	1/15/31	2,360	2,033
	AvalonBay Communities Inc.	2.050%	1/15/32	20,000	16,728
	AvalonBay Communities Inc.	5.000%	2/15/33	6,500	6,627
[5]	AvalonBay Communities Inc.	3.900%	10/15/46	2,970	2,429
[5]	AvalonBay Communities Inc.	4.150%	7/1/47	1,000	841
	Boston Properties LP	3.200%	1/15/25	15,121	14,677

70

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	3.650%	2/1/26	7,250	6,982
Boston Properties LP	2.750%	10/1/26	17,059	15,825
Boston Properties LP	6.750%	12/1/27	19,000	19,920
Boston Properties LP	4.500%	12/1/28	4,700	4,477
Boston Properties LP	3.400%	6/21/29	5,940	5,341
Boston Properties LP	2.900%	3/15/30	10,914	9,350
Boston Properties LP	3.250%	1/30/31	13,430	11,535
Boston Properties LP	2.450%	10/1/33	9,228	7,028
Boston Properties LP	6.500%	1/15/34	3,920	4,137
Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	12,169
Brixmor Operating Partnership LP	4.125%	6/15/26	15,188	14,703
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	6,885
Brixmor Operating Partnership LP	2.250%	4/1/28	3,394	3,014
Brixmor Operating Partnership LP	4.125%	5/15/29	5,000	4,760
Brixmor Operating Partnership LP	4.050%	7/1/30	18,093	16,981
Brixmor Operating Partnership LP	2.500%	8/16/31	5,000	4,200
Broadstone Net Lease LLC	2.600%	9/15/31	2,425	1,883
Camden Property Trust	4.100%	10/15/28	5,475	5,327
Camden Property Trust	3.150%	7/1/29	10,165	9,401
Camden Property Trust	2.800%	5/15/30	27,145	24,355
Camden Property Trust	3.350%	11/1/49	1,550	1,163
CBRE Services Inc.	4.875%	3/1/26	8,208	8,203
CBRE Services Inc.	2.500%	4/1/31	5,000	4,225
CBRE Services Inc.	5.950%	8/15/34	9,000	9,471
Corporate Office Properties LP	2.250%	3/15/26	1,500	1,401
Corporate Office Properties LP	2.750%	4/15/31	5,100	4,155
Corporate Office Properties LP	2.900%	12/1/33	10,650	8,370
Crown Castle Inc.	1.350%	7/15/25	4,000	3,777
Crown Castle Inc.	4.450%	2/15/26	12,670	12,482
Crown Castle Inc.	3.700%	6/15/26	19,130	18,484
Crown Castle Inc.	1.050%	7/15/26	10,000	9,030
Crown Castle Inc.	4.000%	3/1/27	2,275	2,202
Crown Castle Inc.	2.900%	3/15/27	3,060	2,864
Crown Castle Inc.	3.650%	9/1/27	10,000	9,514
Crown Castle Inc.	3.800%	2/15/28	13,200	12,562
Crown Castle Inc.	4.800%	9/1/28	7,000	6,912
Crown Castle Inc.	4.300%	2/15/29	5,827	5,614
Crown Castle Inc.	3.100%	11/15/29	5,175	4,636
Crown Castle Inc.	3.300%	7/1/30	12,780	11,467
Crown Castle Inc.	2.250%	1/15/31	12,591	10,432
Crown Castle Inc.	2.100%	4/1/31	12,000	9,774
Crown Castle Inc.	2.500%	7/15/31	8,000	6,673
Crown Castle Inc.	5.100%	5/1/33	10,460	10,381
Crown Castle Inc.	2.900%	4/1/41	8,500	6,078
Crown Castle Inc.	4.750%	5/15/47	5,200	4,512
Crown Castle Inc.	5.200%	2/15/49	7,750	7,329
Crown Castle Inc.	4.000%	11/15/49	6,000	4,745
Crown Castle Inc.	4.150%	7/1/50	4,671	3,781
Crown Castle Inc.	3.250%	1/15/51	7,900	5,538
CubeSmart LP	4.000%	11/15/25	1,375	1,342
CubeSmart LP	3.125%	9/1/26	5,425	5,148
CubeSmart LP	2.250%	12/15/28	7,100	6,272
CubeSmart LP	4.375%	2/15/29	1,925	1,869
CubeSmart LP	3.000%	2/15/30	1,850	1,641
CubeSmart LP	2.000%	2/15/31	600	490
CubeSmart LP	2.500%	2/15/32	10,330	8,583
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,163
Digital Realty Trust LP	5.550%	1/15/28	4,100	4,181
Digital Realty Trust LP	4.450%	7/15/28	8,283	8,109
Digital Realty Trust LP	3.600%	7/1/29	18,375	17,267
EPR Properties	4.500%	4/1/25	669	659
EPR Properties	4.500%	6/1/27	5,070	4,765
EPR Properties	4.950%	4/15/28	6,000	5,708
EPR Properties	3.750%	8/15/29	3,432	3,019
EPR Properties	3.600%	11/15/31	2,000	1,660
Equinix Inc.	1.250%	7/15/25	4,000	3,767
Equinix Inc.	1.000%	9/15/25	3,000	2,801
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinix Inc.	1.450%	5/15/26	3,000	2,772
Equinix Inc.	2.900%	11/18/26	10,000	9,514
Equinix Inc.	1.800%	7/15/27	13,000	11,786
Equinix Inc.	1.550%	3/15/28	3,000	2,637
Equinix Inc.	2.000%	5/15/28	4,000	3,574
Equinix Inc.	3.200%	11/18/29	24,025	22,097
Equinix Inc.	2.150%	7/15/30	12,000	10,192
Equinix Inc.	2.500%	5/15/31	7,950	6,761
Equinix Inc.	3.000%	7/15/50	5,500	3,751
Equinix Inc.	2.950%	9/15/51	5,485	3,667
Equinix Inc.	3.400%	2/15/52	9,000	6,594
ERP Operating LP	3.375%	6/1/25	300	294
ERP Operating LP	2.850%	11/1/26	13,030	12,379
ERP Operating LP	3.500%	3/1/28	7,000	6,692
ERP Operating LP	4.150%	12/1/28	8,100	7,958
ERP Operating LP	3.000%	7/1/29	11,195	10,339
ERP Operating LP	2.500%	2/15/30	10,000	8,849
ERP Operating LP	4.500%	7/1/44	5,400	4,791
ERP Operating LP	4.500%	6/1/45	3,750	3,211
ERP Operating LP	4.000%	8/1/47	3,038	2,444
Essential Properties LP	2.950%	7/15/31	3,900	3,062
Essex Portfolio LP	3.500%	4/1/25	8,950	8,761
Essex Portfolio LP	3.375%	4/15/26	9,915	9,564
Essex Portfolio LP	1.700%	3/1/28	4,000	3,506
Essex Portfolio LP	4.000%	3/1/29	4,965	4,736
Essex Portfolio LP	3.000%	1/15/30	9,630	8,581
Essex Portfolio LP	1.650%	1/15/31	2,500	1,987
Essex Portfolio LP	2.550%	6/15/31	680	571
Essex Portfolio LP	2.650%	3/15/32	7,260	6,075
Essex Portfolio LP	4.500%	3/15/48	6,839	5,869
Essex Portfolio LP	2.650%	9/1/50	5,089	3,089
Extra Space Storage LP	3.500%	7/1/26	9,625	9,264
Extra Space Storage LP	3.875%	12/15/27	1,000	958
Extra Space Storage LP	5.700%	4/1/28	6,000	6,152
Extra Space Storage LP	4.000%	6/15/29	1,950	1,860
Extra Space Storage LP	2.200%	10/15/30	3,207	2,669
Extra Space Storage LP	5.900%	1/15/31	5,600	5,852
Extra Space Storage LP	2.550%	6/1/31	4,250	3,520
Extra Space Storage LP	2.400%	10/15/31	9,000	7,419
Extra Space Storage LP	2.350%	3/15/32	17,822	14,532
Federal Realty OP LP	3.250%	7/15/27	4,725	4,420
Federal Realty OP LP	5.375%	5/1/28	4,400	4,444
Federal Realty OP LP	3.200%	6/15/29	3,350	3,045
Federal Realty OP LP	3.500%	6/1/30	2,000	1,816
Federal Realty OP LP	4.500%	12/1/44	6,600	5,521
GLP Capital LP	5.250%	6/1/25	9,354	9,328
GLP Capital LP	5.375%	4/15/26	10,406	10,359
GLP Capital LP	5.750%	6/1/28	4,750	4,789
GLP Capital LP	5.300%	1/15/29	6,225	6,200
GLP Capital LP	4.000%	1/15/30	6,750	6,161
GLP Capital LP	4.000%	1/15/31	5,000	4,505
GLP Capital LP	6.750%	12/1/33	3,810	4,110
Healthcare Realty Holdings LP	3.500%	8/1/26	3,300	3,152
Healthcare Realty Holdings LP	3.750%	7/1/27	4,475	4,239
Healthcare Realty Holdings LP	3.100%	2/15/30	3,405	2,983
Healthcare Realty Holdings LP	2.000%	3/15/31	13,900	11,167
Healthpeak OP LLC	3.400%	2/1/25	2,596	2,534
Healthpeak OP LLC	4.000%	6/1/25	388	381
Healthpeak OP LLC	3.250%	7/15/26	5,000	4,808
Healthpeak OP LLC	3.500%	7/15/29	11,270	10,510
Healthpeak OP LLC	3.000%	1/15/30	10,300	9,177
Healthpeak OP LLC	2.875%	1/15/31	5,000	4,333
Healthpeak OP LLC	5.250%	12/15/32	10,700	10,832
Healthpeak OP LLC	6.750%	2/1/41	1,496	1,675
Highwoods Realty LP	3.875%	3/1/27	13,850	12,858
Highwoods Realty LP	4.125%	3/15/28	3,000	2,761
Highwoods Realty LP	3.050%	2/15/30	11,000	9,102

71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	2.600%	2/1/31	11,053	8,601
[5]	Host Hotels & Resorts LP	4.000%	6/15/25	6,328	6,181
[5]	Host Hotels & Resorts LP	3.375%	12/15/29	5,270	4,737
[5]	Host Hotels & Resorts LP	3.500%	9/15/30	14,000	12,525
[5]	Host Hotels & Resorts LP	2.900%	12/15/31	5,000	4,201
	Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,105
	Hudson Pacific Properties LP	5.950%	2/15/28	3,100	2,771
	Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,228
	Hudson Pacific Properties LP	3.250%	1/15/30	2,585	1,942
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	3,780	3,366
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	1,576	1,590
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	3,000	2,385
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	7,000	6,449
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	3,028	3,032
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	9,005	7,225
	Kilroy Realty LP	3.450%	12/15/24	2,000	1,951
	Kilroy Realty LP	4.375%	10/1/25	800	779
	Kilroy Realty LP	4.750%	12/15/28	2,150	2,048
	Kilroy Realty LP	4.250%	8/15/29	2,975	2,740
	Kilroy Realty LP	3.050%	2/15/30	10,025	8,529
	Kilroy Realty LP	2.500%	11/15/32	3,850	2,921
	Kilroy Realty LP	2.650%	11/15/33	16,850	12,787
	Kimco Realty OP LLC	4.450%	1/15/24	600	599
	Kimco Realty OP LLC	3.300%	2/1/25	3,125	3,054
	Kimco Realty OP LLC	3.850%	6/1/25	900	877
	Kimco Realty OP LLC	2.800%	10/1/26	1,893	1,784
	Kimco Realty OP LLC	1.900%	3/1/28	16,200	14,289
	Kimco Realty OP LLC	2.700%	10/1/30	4,000	3,469
	Kimco Realty OP LLC	2.250%	12/1/31	3,000	2,449
	Kimco Realty OP LLC	3.200%	4/1/32	7,628	6,646
	Kimco Realty OP LLC	4.600%	2/1/33	9,110	8,790
	Kimco Realty OP LLC	6.400%	3/1/34	5,000	5,490
	Kimco Realty OP LLC	4.250%	4/1/45	325	264
	Kimco Realty OP LLC	4.125%	12/1/46	400	313
	Kimco Realty OP LLC	4.450%	9/1/47	3,480	2,894
	Kimco Realty OP LLC	3.700%	10/1/49	6,021	4,522
	Kite Realty Group LP	4.000%	10/1/26	7,900	7,472
	Kite Realty Group Trust	4.750%	9/15/30	3,000	2,824
	LXP Industrial Trust	6.750%	11/15/28	3,300	3,467
	LXP Industrial Trust	2.700%	9/15/30	2,500	2,077
	LXP Industrial Trust	2.375%	10/1/31	6,000	4,836
	Mid-America Apartments LP	4.000%	11/15/25	75	74
	Mid-America Apartments LP	1.100%	9/15/26	8,897	8,074
	Mid-America Apartments LP	3.600%	6/1/27	11,338	10,948
	Mid-America Apartments LP	3.950%	3/15/29	4,535	4,412
	Mid-America Apartments LP	2.750%	3/15/30	5,245	4,598
	Mid-America Apartments LP	1.700%	2/15/31	5,000	4,069
	Mid-America Apartments LP	2.875%	9/15/51	2,400	1,574
	National Health Investors Inc.	3.000%	2/1/31	8,500	6,827
	NNN REIT Inc.	4.000%	11/15/25	3,145	3,080
	NNN REIT Inc.	3.600%	12/15/26	2,475	2,366
	NNN REIT Inc.	3.500%	10/15/27	1,050	992
	NNN REIT Inc.	4.300%	10/15/28	2,500	2,421
	NNN REIT Inc.	2.500%	4/15/30	8,375	7,222
	NNN REIT Inc.	5.600%	10/15/33	5,500	5,686
	NNN REIT Inc.	4.800%	10/15/48	2,275	2,004
	NNN REIT Inc.	3.100%	4/15/50	8,748	5,798
	NNN REIT Inc.	3.500%	4/15/51	7,200	5,276
	NNN REIT Inc.	3.000%	4/15/52	5,000	3,273
	Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	6,654
	Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,219
	Omega Healthcare Investors Inc.	4.500%	4/1/27	8,445	8,107
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Omega Healthcare Investors Inc.	4.750%	1/15/28	3,984	3,845
Omega Healthcare Investors Inc.	3.625%	10/1/29	7,173	6,349
Omega Healthcare Investors Inc.	3.375%	2/1/31	22,979	19,498
Omega Healthcare Investors Inc.	3.250%	4/15/33	4,500	3,632
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	7,500	6,123
Physicians Realty LP	4.300%	3/15/27	12,645	12,310
Physicians Realty LP	3.950%	1/15/28	3,000	2,853
Physicians Realty LP	2.625%	11/1/31	10,000	8,236
Piedmont Operating Partnership LP	9.250%	7/20/28	4,357	4,603
Piedmont Operating Partnership LP	3.150%	8/15/30	4,637	3,516
Piedmont Operating Partnership LP	2.750%	4/1/32	3,000	2,082
Prologis LP	3.250%	6/30/26	4,050	3,917
Prologis LP	3.250%	10/1/26	3,825	3,691
Prologis LP	2.125%	4/15/27	8,100	7,478
Prologis LP	3.375%	12/15/27	2,485	2,370
Prologis LP	4.875%	6/15/28	5,120	5,190
Prologis LP	3.875%	9/15/28	2,500	2,417
Prologis LP	4.000%	9/15/28	2,025	1,979
Prologis LP	4.375%	2/1/29	4,000	3,951
Prologis LP	2.875%	11/15/29	1,000	911
Prologis LP	2.250%	4/15/30	14,009	12,261
Prologis LP	1.750%	7/1/30	9,000	7,553
Prologis LP	1.250%	10/15/30	8,000	6,475
Prologis LP	1.750%	2/1/31	2,000	1,663
Prologis LP	1.625%	3/15/31	8,377	6,790
Prologis LP	2.250%	1/15/32	6,750	5,661
Prologis LP	4.750%	6/15/33	16,700	16,926
Prologis LP	5.125%	1/15/34	3,797	3,918
Prologis LP	4.375%	9/15/48	3,500	3,109
Prologis LP	3.050%	3/1/50	4,800	3,440
Prologis LP	3.000%	4/15/50	2,089	1,501
Prologis LP	2.125%	10/15/50	11,618	6,879
Prologis LP	5.250%	6/15/53	10,200	10,653
Public Storage Operating Co.	0.875%	2/15/26	2,600	2,405
Public Storage Operating Co.	1.500%	11/9/26	2,000	1,838
Public Storage Operating Co.	3.094%	9/15/27	6,600	6,288
Public Storage Operating Co.	1.850%	5/1/28	7,000	6,296
Public Storage Operating Co.	1.950%	11/9/28	6,222	5,554
Public Storage Operating Co.	5.125%	1/15/29	5,500	5,683
Public Storage Operating Co.	3.385%	5/1/29	4,855	4,638
Public Storage Operating Co.	2.300%	5/1/31	7,600	6,574
Public Storage Operating Co.	2.250%	11/9/31	5,000	4,273
Public Storage Operating Co.	5.100%	8/1/33	7,675	7,950
Public Storage Operating Co.	5.350%	8/1/53	7,560	7,919
Rayonier LP	2.750%	5/17/31	2,000	1,670
Realty Income Corp.	3.875%	4/15/25	6,840	6,725
Realty Income Corp.	4.625%	11/1/25	5,883	5,847
Realty Income Corp.	0.750%	3/15/26	3,811	3,473
Realty Income Corp.	4.875%	6/1/26	2,925	2,927
Realty Income Corp.	4.125%	10/15/26	10,420	10,231
Realty Income Corp.	3.000%	1/15/27	5,200	4,936
Realty Income Corp.	3.950%	8/15/27	4,350	4,232
Realty Income Corp.	3.400%	1/15/28	6,000	5,710
Realty Income Corp.	3.650%	1/15/28	7,725	7,418
Realty Income Corp.	2.200%	6/15/28	3,945	3,538
Realty Income Corp.	3.250%	6/15/29	4,053	3,788
Realty Income Corp.	3.100%	12/15/29	16,600	15,237
Realty Income Corp.	3.250%	1/15/31	15,696	14,276
Realty Income Corp.	5.625%	10/13/32	1,150	1,211
Realty Income Corp.	2.850%	12/15/32	7,000	5,963
Realty Income Corp.	1.800%	3/15/33	13,000	10,102
Realty Income Corp.	4.900%	7/15/33	2,500	2,504
Realty Income Corp.	4.650%	3/15/47	7,155	6,687

72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regency Centers LP	3.600%	2/1/27	2,010	1,934
	Regency Centers LP	4.125%	3/15/28	1,375	1,319
	Regency Centers LP	2.950%	9/15/29	1,500	1,344
	Regency Centers LP	3.700%	6/15/30	5,000	4,650
	Regency Centers LP	4.400%	2/1/47	5,650	4,695
	Regency Centers LP	4.650%	3/15/49	4,225	3,625
	Rexford Industrial Realty LP	5.000%	6/15/28	2,600	2,613
	Rexford Industrial Realty LP	2.125%	12/1/30	3,000	2,455
	Rexford Industrial Realty LP	2.150%	9/1/31	6,000	4,813
	Sabra Health Care LP	5.125%	8/15/26	12,500	12,305
	Sabra Health Care LP	3.900%	10/15/29	8,975	8,132
	Sabra Health Care LP	3.200%	12/1/31	3,500	2,872
	Safehold GL Holdings LLC	2.800%	6/15/31	2,000	1,652
	Safehold GL Holdings LLC	2.850%	1/15/32	9,800	7,977
	Simon Property Group LP	3.500%	9/1/25	8,639	8,448
	Simon Property Group LP	3.300%	1/15/26	5,941	5,763
	Simon Property Group LP	3.250%	11/30/26	10,986	10,563
	Simon Property Group LP	1.375%	1/15/27	2,500	2,282
	Simon Property Group LP	3.375%	6/15/27	17,557	16,837
	Simon Property Group LP	3.375%	12/1/27	4,700	4,489
	Simon Property Group LP	1.750%	2/1/28	10,250	9,214
	Simon Property Group LP	2.450%	9/13/29	22,561	20,089
	Simon Property Group LP	2.650%	7/15/30	11,500	10,186
	Simon Property Group LP	2.200%	2/1/31	6,800	5,703
	Simon Property Group LP	2.250%	1/15/32	8,435	7,010
	Simon Property Group LP	2.650%	2/1/32	7,500	6,411
	Simon Property Group LP	6.250%	1/15/34	5,500	5,991
	Simon Property Group LP	6.750%	2/1/40	7,250	8,218
	Simon Property Group LP	4.750%	3/15/42	1,448	1,325
	Simon Property Group LP	4.250%	10/1/44	2,613	2,190
	Simon Property Group LP	4.250%	11/30/46	4,700	3,955
	Simon Property Group LP	3.250%	9/13/49	9,633	6,982
	Simon Property Group LP	3.800%	7/15/50	15,450	12,237
	Simon Property Group LP	5.850%	3/8/53	7,333	7,796
	Simon Property Group LP	6.650%	1/15/54	5,500	6,497
	SITE Centers Corp.	3.625%	2/1/25	5,900	5,739
	SITE Centers Corp.	4.250%	2/1/26	1,700	1,657
	SITE Centers Corp.	4.700%	6/1/27	11,350	11,166
	Spirit Realty LP	3.200%	1/15/27	445	420
	Spirit Realty LP	2.100%	3/15/28	5,000	4,438
	Spirit Realty LP	4.000%	7/15/29	2,650	2,514
	Spirit Realty LP	3.400%	1/15/30	6,000	5,463
	Spirit Realty LP	3.200%	2/15/31	6,547	5,783
	Spirit Realty LP	2.700%	2/15/32	4,050	3,395
	STORE Capital Corp.	4.500%	3/15/28	2,195	2,035
	STORE Capital Corp.	4.625%	3/15/29	10,500	9,632
	STORE Capital Corp.	2.750%	11/18/30	1,500	1,178
	Sun Communities Operating LP	4.200%	4/15/32	20,574	18,785
	Sun Communities Operating LP	5.700%	1/15/33	3,100	3,153
	Tanger Properties LP	3.125%	9/1/26	4,710	4,412
	Tanger Properties LP	3.875%	7/15/27	2,600	2,384
	Tanger Properties LP	2.750%	9/1/31	5,000	4,022
[5]	UDR Inc.	2.950%	9/1/26	7,465	7,084
[5]	UDR Inc.	3.500%	7/1/27	5,250	5,001
[5]	UDR Inc.	3.500%	1/15/28	5,075	4,781
	UDR Inc.	3.000%	8/15/31	3,500	3,096
[5]	UDR Inc.	2.100%	8/1/32	1,500	1,179
[5]	UDR Inc.	1.900%	3/15/33	9,940	7,606
[5]	UDR Inc.	2.100%	6/15/33	3,950	3,044
	UDR Inc.	3.100%	11/1/34	3,335	2,758
	Ventas Realty LP	2.650%	1/15/25	3,610	3,498
	Ventas Realty LP	3.500%	2/1/25	8,000	7,818
	Ventas Realty LP	4.125%	1/15/26	1,825	1,781
	Ventas Realty LP	3.250%	10/15/26	9,075	8,595
	Ventas Realty LP	3.850%	4/1/27	2,075	1,995
	Ventas Realty LP	4.000%	3/1/28	12,985	12,403
	Ventas Realty LP	3.000%	1/15/30	3,865	3,415
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ventas Realty LP	4.750%	11/15/30	765	745
Ventas Realty LP	5.700%	9/30/43	1,000	963
Ventas Realty LP	4.375%	2/1/45	9,262	7,493
Ventas Realty LP	4.875%	4/15/49	1,200	1,049
VICI Properties LP	4.750%	2/15/28	13,300	13,073
VICI Properties LP	4.950%	2/15/30	10,000	9,705
VICI Properties LP	5.125%	5/15/32	13,100	12,779
VICI Properties LP	5.625%	5/15/52	8,000	7,672
Vornado Realty LP	2.150%	6/1/26	6,900	6,222
Welltower OP LLC	3.625%	3/15/24	10,990	10,933
Welltower OP LLC	4.000%	6/1/25	18,665	18,335
Welltower OP LLC	4.250%	4/1/26	16,567	16,319
Welltower OP LLC	2.700%	2/15/27	9,262	8,697
Welltower OP LLC	4.250%	4/15/28	1,525	1,497
Welltower OP LLC	4.125%	3/15/29	3,145	3,034
Welltower OP LLC	2.750%	1/15/31	16,750	14,581
Welltower OP LLC	2.800%	6/1/31	4,800	4,191
Welltower OP LLC	2.750%	1/15/32	5,175	4,403
Welltower OP LLC	3.850%	6/15/32	4,200	3,885
Welltower OP LLC	6.500%	3/15/41	2,000	2,206
Welltower OP LLC	5.125%	3/15/43	950	876
Welltower OP LLC	4.950%	9/1/48	4,450	4,217
Weyerhaeuser Co.	4.750%	5/15/26	3,041	3,025
Weyerhaeuser Co.	4.000%	11/15/29	11,200	10,712
Weyerhaeuser Co.	4.000%	4/15/30	8,000	7,633
Weyerhaeuser Co.	7.375%	3/15/32	2,427	2,820
Weyerhaeuser Co.	3.375%	3/9/33	9,548	8,474
Weyerhaeuser Co.	4.000%	3/9/52	4,703	3,867
WP Carey Inc.	4.000%	2/1/25	1,250	1,231
WP Carey Inc.	4.250%	10/1/26	2,350	2,295
WP Carey Inc.	3.850%	7/15/29	2,200	2,063
WP Carey Inc.	2.250%	4/1/33	13,242	10,348
				2,553,239
Technology (2.3%)
Adobe Inc.	1.900%	2/1/25	4,113	3,989
Adobe Inc.	3.250%	2/1/25	11,108	10,917
Adobe Inc.	2.150%	2/1/27	10,800	10,131
Adobe Inc.	2.300%	2/1/30	13,150	11,797
Amdocs Ltd.	2.538%	6/15/30	6,100	5,260
Analog Devices Inc.	2.950%	4/1/25	3,050	2,985
Analog Devices Inc.	3.500%	12/5/26	5,965	5,832
Analog Devices Inc.	3.450%	6/15/27	5,625	5,449
Analog Devices Inc.	1.700%	10/1/28	8,000	7,109
Analog Devices Inc.	2.100%	10/1/31	10,000	8,519
Analog Devices Inc.	2.800%	10/1/41	23,000	17,185
Analog Devices Inc.	2.950%	10/1/51	10,000	7,179
Apple Inc.	2.750%	1/13/25	13,998	13,715
Apple Inc.	2.500%	2/9/25	17,788	17,351
Apple Inc.	1.125%	5/11/25	26,505	25,276
Apple Inc.	3.200%	5/13/25	18,350	17,987
Apple Inc.	0.550%	8/20/25	11,500	10,815
Apple Inc.	0.700%	2/8/26	21,300	19,732
Apple Inc.	3.250%	2/23/26	63,501	61,979
Apple Inc.	2.450%	8/4/26	24,982	23,811
Apple Inc.	2.050%	9/11/26	60,086	56,654
Apple Inc.	3.350%	2/9/27	23,601	22,987
Apple Inc.	3.200%	5/11/27	36,000	34,863
Apple Inc.	2.900%	9/12/27	37,855	36,237
Apple Inc.	1.200%	2/8/28	28,800	25,640
Apple Inc.	4.000%	5/10/28	11,000	10,972
Apple Inc.	1.400%	8/5/28	24,000	21,257
Apple Inc.	2.200%	9/11/29	21,280	19,263
Apple Inc.	4.150%	5/10/30	5,305	5,330
Apple Inc.	1.650%	5/11/30	18,500	15,835
Apple Inc.	1.250%	8/20/30	11,000	9,137
Apple Inc.	1.650%	2/8/31	35,000	29,509
Apple Inc.	1.700%	8/5/31	9,000	7,527

73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.350%	8/8/32	22,700	21,281
	Apple Inc.	4.300%	5/10/33	10,611	10,769
	Apple Inc.	4.500%	2/23/36	13,180	13,477
	Apple Inc.	2.375%	2/8/41	16,025	11,761
	Apple Inc.	3.850%	5/4/43	31,963	28,452
	Apple Inc.	4.450%	5/6/44	3,675	3,574
	Apple Inc.	3.450%	2/9/45	17,678	14,751
	Apple Inc.	4.375%	5/13/45	20,889	19,861
	Apple Inc.	4.650%	2/23/46	37,300	36,798
	Apple Inc.	3.850%	8/4/46	21,680	18,900
	Apple Inc.	3.750%	9/12/47	12,824	10,982
	Apple Inc.	3.750%	11/13/47	12,160	10,399
	Apple Inc.	2.950%	9/11/49	16,768	12,331
	Apple Inc.	2.650%	5/11/50	32,820	22,625
	Apple Inc.	2.400%	8/20/50	29,726	19,494
	Apple Inc.	2.650%	2/8/51	32,700	22,448
	Apple Inc.	2.700%	8/5/51	18,000	12,406
	Apple Inc.	3.950%	8/8/52	18,500	16,231
	Apple Inc.	4.850%	5/10/53	13,263	13,532
	Apple Inc.	2.550%	8/20/60	16,952	11,195
	Apple Inc.	2.800%	2/8/61	24,665	16,807
	Apple Inc.	2.850%	8/5/61	10,000	6,846
	Apple Inc.	4.100%	8/8/62	7,000	6,248
	Applied Materials Inc.	3.900%	10/1/25	17,905	17,664
	Applied Materials Inc.	3.300%	4/1/27	17,200	16,669
	Applied Materials Inc.	1.750%	6/1/30	6,080	5,178
	Applied Materials Inc.	5.100%	10/1/35	6,475	6,804
	Applied Materials Inc.	5.850%	6/15/41	10,905	12,056
	Applied Materials Inc.	4.350%	4/1/47	6,000	5,668
	Applied Materials Inc.	2.750%	6/1/50	8,117	5,867
	Arrow Electronics Inc.	4.000%	4/1/25	3,070	3,012
	Arrow Electronics Inc.	3.875%	1/12/28	6,375	6,054
	Arrow Electronics Inc.	2.950%	2/15/32	4,000	3,392
	Autodesk Inc.	4.375%	6/15/25	4,600	4,566
	Autodesk Inc.	3.500%	6/15/27	4,150	4,029
	Autodesk Inc.	2.850%	1/15/30	10,300	9,292
	Autodesk Inc.	2.400%	12/15/31	13,819	11,829
	Automatic Data Processing Inc.	3.375%	9/15/25	9,025	8,850
	Automatic Data Processing Inc.	1.700%	5/15/28	22,883	20,649
	Automatic Data Processing Inc.	1.250%	9/1/30	8,300	6,910
	Avnet Inc.	4.625%	4/15/26	4,625	4,569
	Avnet Inc.	6.250%	3/15/28	5,000	5,182
	Avnet Inc.	3.000%	5/15/31	2,800	2,369
	Block Financial LLC	5.250%	10/1/25	13,075	12,994
	Block Financial LLC	2.500%	7/15/28	2,000	1,784
	Block Financial LLC	3.875%	8/15/30	6,950	6,356
	Booz Allen Hamilton Inc.	5.950%	8/4/33	7,800	8,239
	Broadcom Corp.	3.875%	1/15/27	42,704	41,675
	Broadcom Corp.	3.500%	1/15/28	6,500	6,234
	Broadcom Inc.	3.150%	11/15/25	17,203	16,667
	Broadcom Inc.	3.459%	9/15/26	48,778	47,137
[7]	Broadcom Inc.	1.950%	2/15/28	8,000	7,188
	Broadcom Inc.	4.110%	9/15/28	20,000	19,545
[7]	Broadcom Inc.	4.000%	4/15/29	2,000	1,933
	Broadcom Inc.	4.750%	4/15/29	22,000	22,047
	Broadcom Inc.	5.000%	4/15/30	17,000	17,265
	Broadcom Inc.	4.150%	11/15/30	24,000	22,927
[7]	Broadcom Inc.	2.450%	2/15/31	29,500	25,239
	Broadcom Inc.	4.300%	11/15/32	21,650	20,758
[7]	Broadcom Inc.	2.600%	2/15/33	18,000	14,819
[7]	Broadcom Inc.	3.419%	4/15/33	27,904	24,512
[7]	Broadcom Inc.	3.469%	4/15/34	28,006	24,377
[7]	Broadcom Inc.	3.137%	11/15/35	33,750	27,718
[7]	Broadcom Inc.	3.187%	11/15/36	40,100	32,543
[7]	Broadcom Inc.	4.926%	5/15/37	27,471	26,574
[7]	Broadcom Inc.	3.500%	2/15/41	31,690	25,150
[7]	Broadcom Inc.	3.750%	2/15/51	18,000	14,182
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,800	2,699
Broadridge Financial Solutions Inc.	2.900%	12/1/29	8,200	7,357
Broadridge Financial Solutions Inc.	2.600%	5/1/31	10,800	9,232
CDW LLC	4.125%	5/1/25	2,700	2,647
CDW LLC	4.250%	4/1/28	8,481	8,136
CDW LLC	3.250%	2/15/29	9,169	8,386
CGI Inc.	1.450%	9/14/26	19,725	17,882
CGI Inc.	2.300%	9/14/31	4,600	3,748
Cintas Corp. No. 2	3.700%	4/1/27	15,559	15,231
Cintas Corp. No. 2	4.000%	5/1/32	9,700	9,378
Cintas Corp. No. 2	6.150%	8/15/36	259	283
Cisco Systems Inc.	3.500%	6/15/25	4,271	4,212
Cisco Systems Inc.	2.950%	2/28/26	10,105	9,785
Cisco Systems Inc.	2.500%	9/20/26	3,240	3,091
Cisco Systems Inc.	5.900%	2/15/39	22,966	25,499
Cisco Systems Inc.	5.500%	1/15/40	20,142	21,461
Concentrix Corp.	6.650%	8/2/26	11,000	11,274
Concentrix Corp.	6.600%	8/2/28	11,000	11,342
Concentrix Corp.	6.850%	8/2/33	12,383	12,736
Corning Inc.	4.700%	3/15/37	2,475	2,360
Corning Inc.	5.750%	8/15/40	8,460	8,671
Corning Inc.	4.750%	3/15/42	2,195	2,050
Corning Inc.	5.350%	11/15/48	1,500	1,500
Corning Inc.	4.375%	11/15/57	7,050	6,160
Corning Inc.	5.850%	11/15/68	3,200	3,212
Corning Inc.	5.450%	11/15/79	16,800	16,244
Dell Inc.	6.500%	4/15/38	14,700	15,721
Dell International LLC	5.850%	7/15/25	9,000	9,093
Dell International LLC	6.020%	6/15/26	46,855	47,949
Dell International LLC	4.900%	10/1/26	22,585	22,621
Dell International LLC	6.100%	7/15/27	7,554	7,864
Dell International LLC	5.250%	2/1/28	10,490	10,761
Dell International LLC	5.300%	10/1/29	18,333	18,888
Dell International LLC	6.200%	7/15/30	4,868	5,225
Dell International LLC	5.750%	2/1/33	8,290	8,727
Dell International LLC	8.100%	7/15/36	11,118	13,661
Dell International LLC	3.375%	12/15/41	10,500	7,951
Dell International LLC	8.350%	7/15/46	7,046	9,287
Dell International LLC	3.450%	12/15/51	18,500	13,402
DXC Technology Co.	1.800%	9/15/26	7,800	7,115
DXC Technology Co.	2.375%	9/15/28	6,900	6,041
Equifax Inc.	2.600%	12/1/24	2,250	2,190
Equifax Inc.	2.600%	12/15/25	6,037	5,759
Equifax Inc.	5.100%	6/1/28	31,800	32,083
Equifax Inc.	3.100%	5/15/30	10,310	9,249
Equifax Inc.	2.350%	9/15/31	11,000	9,142
Fidelity National Information Services Inc.	1.150%	3/1/26	13,000	12,017
Fidelity National Information Services Inc.	1.650%	3/1/28	7,500	6,688
Fidelity National Information Services Inc.	3.750%	5/21/29	6,500	6,254
Fidelity National Information Services Inc.	2.250%	3/1/31	14,700	12,427
Fidelity National Information Services Inc.	5.100%	7/15/32	10,000	10,229
Fidelity National Information Services Inc.	3.100%	3/1/41	9,000	6,694
Fidelity National Information Services Inc.	4.500%	8/15/46	300	254
Fiserv Inc.	3.850%	6/1/25	14,971	14,703
Fiserv Inc.	3.200%	7/1/26	21,000	20,213
Fiserv Inc.	2.250%	6/1/27	13,700	12,688
Fiserv Inc.	5.450%	3/2/28	20,000	20,615
Fiserv Inc.	4.200%	10/1/28	11,000	10,768

74

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Fiserv Inc.	3.500%	7/1/29	34,776	32,753
Fiserv Inc.	2.650%	6/1/30	11,000	9,691
Fiserv Inc.	5.625%	8/21/33	11,887	12,448
Fiserv Inc.	4.400%	7/1/49	22,550	19,923
Flex Ltd.	4.750%	6/15/25	75	74
Flex Ltd.	3.750%	2/1/26	6,000	5,810
Flex Ltd.	4.875%	6/15/29	5,919	5,819
Flex Ltd.	4.875%	5/12/30	4,000	3,927
Fortinet Inc.	1.000%	3/15/26	5,000	4,583
Fortinet Inc.	2.200%	3/15/31	5,000	4,181
Global Payments Inc.	2.650%	2/15/25	19,825	19,214
Global Payments Inc.	1.200%	3/1/26	8,800	8,086
Global Payments Inc.	4.800%	4/1/26	6,500	6,446
Global Payments Inc.	2.150%	1/15/27	8,050	7,410
Global Payments Inc.	4.950%	8/15/27	1,105	1,108
Global Payments Inc.	4.450%	6/1/28	11,060	10,769
Global Payments Inc.	3.200%	8/15/29	20,743	18,804
Global Payments Inc.	2.900%	5/15/30	8,205	7,210
Global Payments Inc.	2.900%	11/15/31	8,000	6,839
Global Payments Inc.	5.400%	8/15/32	4,700	4,749
Global Payments Inc.	4.150%	8/15/49	9,635	7,638
Global Payments Inc.	5.950%	8/15/52	8,270	8,461
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,422
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	18,888
Hewlett Packard Enterprise Co.	1.750%	4/1/26	8,160	7,599
Hewlett Packard Enterprise Co.	5.250%	7/1/28	14,000	14,327
Hewlett Packard Enterprise Co.	6.200%	10/15/35	2,959	3,249
Hewlett Packard Enterprise Co.	6.350%	10/15/45	22,783	24,604
HP Inc.	2.200%	6/17/25	14,025	13,440
HP Inc.	1.450%	6/17/26	15,600	14,365
HP Inc.	3.000%	6/17/27	14,610	13,809
HP Inc.	4.750%	1/15/28	8,500	8,512
HP Inc.	4.000%	4/15/29	10,000	9,707
HP Inc.	3.400%	6/17/30	16,000	14,626
HP Inc.	2.650%	6/17/31	11,000	9,381
HP Inc.	4.200%	4/15/32	10,000	9,482
HP Inc.	5.500%	1/15/33	15,375	15,776
HP Inc.	6.000%	9/15/41	13,170	13,902
Hubbell Inc.	3.350%	3/1/26	2,800	2,712
Hubbell Inc.	3.150%	8/15/27	3,425	3,246
Hubbell Inc.	3.500%	2/15/28	4,645	4,452
Hubbell Inc.	2.300%	3/15/31	3,000	2,523
Intel Corp.	3.400%	3/25/25	27,620	27,157
Intel Corp.	3.700%	7/29/25	23,775	23,400
Intel Corp.	2.600%	5/19/26	11,340	10,854
Intel Corp.	3.750%	3/25/27	9,400	9,209
Intel Corp.	3.750%	8/5/27	5,500	5,390
Intel Corp.	4.875%	2/10/28	18,490	18,799
Intel Corp.	1.600%	8/12/28	10,830	9,581
Intel Corp.	2.450%	11/15/29	29,000	26,118
Intel Corp.	5.125%	2/10/30	13,000	13,491
Intel Corp.	3.900%	3/25/30	19,005	18,422
Intel Corp.	2.000%	8/12/31	13,750	11,623
Intel Corp.	4.150%	8/5/32	17,600	17,212
Intel Corp.	4.000%	12/15/32	9,200	8,892
Intel Corp.	5.200%	2/10/33	49,906	52,143
Intel Corp.	4.600%	3/25/40	6,500	6,328
Intel Corp.	2.800%	8/12/41	8,000	6,006
Intel Corp.	4.800%	10/1/41	12,072	11,785
Intel Corp.	4.250%	12/15/42	6,000	5,410
Intel Corp.	4.100%	5/19/46	21,725	19,126
Intel Corp.	3.734%	12/8/47	29,850	24,334
Intel Corp.	3.250%	11/15/49	16,650	12,385
Intel Corp.	4.750%	3/25/50	21,259	20,148
Intel Corp.	3.050%	8/12/51	7,300	5,164
Intel Corp.	4.900%	8/5/52	25,000	24,510
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	5.700%	2/10/53	39,186	42,406
Intel Corp.	3.100%	2/15/60	10,100	6,972
Intel Corp.	3.200%	8/12/61	7,900	5,462
Intel Corp.	5.050%	8/5/62	17,696	17,493
Intel Corp.	5.900%	2/10/63	13,365	14,893
International Business Machines Corp.	7.000%	10/30/25	7,850	8,180
International Business Machines Corp.	4.500%	2/6/26	13,430	13,387
International Business Machines Corp.	3.450%	2/19/26	12,464	12,146
International Business Machines Corp.	3.300%	5/15/26	37,800	36,716
International Business Machines Corp.	1.700%	5/15/27	15,092	13,774
International Business Machines Corp.	6.220%	8/1/27	1,975	2,081
International Business Machines Corp.	6.500%	1/15/28	50	53
International Business Machines Corp.	4.500%	2/6/28	16,500	16,592
International Business Machines Corp.	3.500%	5/15/29	29,255	27,909
International Business Machines Corp.	1.950%	5/15/30	18,600	15,995
International Business Machines Corp.	4.750%	2/6/33	19,285	19,546
International Business Machines Corp.	4.150%	5/15/39	21,200	19,255
International Business Machines Corp.	5.600%	11/30/39	5,823	6,179
International Business Machines Corp.	2.850%	5/15/40	7,810	5,837
International Business Machines Corp.	4.000%	6/20/42	9,000	7,853
International Business Machines Corp.	4.700%	2/19/46	1,200	1,136
International Business Machines Corp.	4.250%	5/15/49	30,865	27,115
International Business Machines Corp.	2.950%	5/15/50	12,255	8,460
International Business Machines Corp.	3.430%	2/9/52	4,535	3,388
International Business Machines Corp.	4.900%	7/27/52	16,571	15,952
International Business Machines Corp.	5.100%	2/6/53	13,490	13,567
Intuit Inc.	0.950%	7/15/25	4,500	4,241
Intuit Inc.	1.350%	7/15/27	4,500	4,061
Intuit Inc.	1.650%	7/15/30	9,500	7,987
Intuit Inc.	5.200%	9/15/33	10,000	10,479
Intuit Inc.	5.500%	9/15/53	4,000	4,390
Jabil Inc.	1.700%	4/15/26	5,000	4,629
Jabil Inc.	3.950%	1/12/28	6,000	5,720
Jabil Inc.	3.600%	1/15/30	6,070	5,488
Jabil Inc.	3.000%	1/15/31	10,500	9,094
Juniper Networks Inc.	1.200%	12/10/25	2,475	2,293
Juniper Networks Inc.	3.750%	8/15/29	9,025	8,566
Juniper Networks Inc.	2.000%	12/10/30	5,600	4,533
Juniper Networks Inc.	5.950%	3/15/41	8,680	8,902
KLA Corp.	4.100%	3/15/29	11,041	10,990
KLA Corp.	4.650%	7/15/32	5,000	5,112
KLA Corp.	5.000%	3/15/49	5,125	5,095
KLA Corp.	3.300%	3/1/50	35,025	26,770
KLA Corp.	4.950%	7/15/52	12,460	12,595
KLA Corp.	5.250%	7/15/62	8,080	8,389
Kyndryl Holdings Inc.	2.050%	10/15/26	3,100	2,824
Kyndryl Holdings Inc.	2.700%	10/15/28	5,600	4,938
Kyndryl Holdings Inc.	3.150%	10/15/31	6,700	5,621

75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kyndryl Holdings Inc.	4.100%	10/15/41	5,000	3,774
	Lam Research Corp.	3.800%	3/15/25	4,901	4,840
	Lam Research Corp.	3.750%	3/15/26	11,500	11,296
	Lam Research Corp.	4.000%	3/15/29	11,580	11,428
	Lam Research Corp.	1.900%	6/15/30	10,394	8,941
	Lam Research Corp.	4.875%	3/15/49	11,046	11,026
	Lam Research Corp.	2.875%	6/15/50	9,600	6,852
	Lam Research Corp.	3.125%	6/15/60	4,900	3,405
	Legrand France SA	8.500%	2/15/25	3,350	3,479
	Leidos Inc.	3.625%	5/15/25	6,905	6,735
	Leidos Inc.	4.375%	5/15/30	6,500	6,219
	Leidos Inc.	2.300%	2/15/31	12,550	10,497
	Marvell Technology Inc.	1.650%	4/15/26	5,000	4,655
	Marvell Technology Inc.	2.450%	4/15/28	7,000	6,332
[5]	Marvell Technology Inc.	4.875%	6/22/28	5,708	5,685
	Marvell Technology Inc.	2.950%	4/15/31	7,065	6,174
	Microchip Technology Inc.	4.250%	9/1/25	10,000	9,846
	Micron Technology Inc.	4.975%	2/6/26	4,350	4,353
	Micron Technology Inc.	4.185%	2/15/27	15,000	14,713
	Micron Technology Inc.	5.375%	4/15/28	8,000	8,144
	Micron Technology Inc.	5.327%	2/6/29	5,950	6,067
	Micron Technology Inc.	6.750%	11/1/29	4,981	5,383
	Micron Technology Inc.	2.703%	4/15/32	6,750	5,666
	Micron Technology Inc.	5.875%	2/9/33	8,056	8,406
	Micron Technology Inc.	5.875%	9/15/33	8,500	8,844
	Micron Technology Inc.	3.366%	11/1/41	12,000	9,014
	Micron Technology Inc.	3.477%	11/1/51	4,750	3,465
	Microsoft Corp.	2.700%	2/12/25	13,943	13,643
	Microsoft Corp.	3.125%	11/3/25	29,950	29,257
	Microsoft Corp.	2.400%	8/8/26	41,560	39,662
[7]	Microsoft Corp.	3.400%	9/15/26	8,000	7,797
	Microsoft Corp.	3.300%	2/6/27	39,538	38,535
[7]	Microsoft Corp.	3.400%	6/15/27	1,700	1,652
[7]	Microsoft Corp.	1.350%	9/15/30	3,800	3,163
	Microsoft Corp.	3.500%	2/12/35	16,825	15,952
	Microsoft Corp.	4.200%	11/3/35	1,000	1,002
	Microsoft Corp.	3.450%	8/8/36	33,569	30,871
	Microsoft Corp.	4.100%	2/6/37	12,172	11,955
	Microsoft Corp.	5.300%	2/8/41	7,000	7,895
	Microsoft Corp.	3.700%	8/8/46	44,925	39,417
[7]	Microsoft Corp.	4.500%	6/15/47	4,930	4,835
	Microsoft Corp.	2.525%	6/1/50	74,159	50,729
[7]	Microsoft Corp.	2.500%	9/15/50	16,100	10,893
	Microsoft Corp.	2.921%	3/17/52	80,954	59,636
	Microsoft Corp.	2.675%	6/1/60	40,222	26,996
	Microsoft Corp.	3.041%	3/17/62	46,066	33,318
	Moody's Corp.	3.750%	3/24/25	6,000	5,907
	Moody's Corp.	3.250%	1/15/28	5,500	5,247
	Moody's Corp.	4.250%	2/1/29	4,000	3,963
	Moody's Corp.	2.000%	8/19/31	31,750	26,388
	Moody's Corp.	2.750%	8/19/41	6,000	4,375
	Moody's Corp.	5.250%	7/15/44	5,515	5,619
	Moody's Corp.	4.875%	12/17/48	4,000	3,781
	Moody's Corp.	3.250%	5/20/50	3,225	2,383
	Moody's Corp.	3.750%	2/25/52	5,000	4,100
	Moody's Corp.	3.100%	11/29/61	8,400	5,703
	Motorola Solutions Inc.	4.600%	2/23/28	9,917	9,865
	Motorola Solutions Inc.	4.600%	5/23/29	6,000	5,962
	Motorola Solutions Inc.	2.300%	11/15/30	8,500	7,179
	Motorola Solutions Inc.	2.750%	5/24/31	5,700	4,868
	Motorola Solutions Inc.	5.500%	9/1/44	5,495	5,463
	NetApp Inc.	1.875%	6/22/25	4,000	3,805
	NetApp Inc.	2.375%	6/22/27	4,000	3,713
	NetApp Inc.	2.700%	6/22/30	32,176	28,446
	Nokia OYJ	6.625%	5/15/39	5,250	5,215
	Nordson Corp.	5.600%	9/15/28	2,500	2,597
	Nordson Corp.	5.800%	9/15/33	4,987	5,300
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NVIDIA Corp.	3.200%	9/16/26	12,155	11,831
NVIDIA Corp.	1.550%	6/15/28	13,000	11,644
NVIDIA Corp.	2.850%	4/1/30	14,018	12,967
NVIDIA Corp.	2.000%	6/15/31	13,000	11,142
NVIDIA Corp.	3.500%	4/1/40	30,000	26,044
NVIDIA Corp.	3.500%	4/1/50	20,760	17,346
NVIDIA Corp.	3.700%	4/1/60	3,507	2,945
NXP BV	5.350%	3/1/26	3,500	3,516
NXP BV	3.875%	6/18/26	2,000	1,949
NXP BV	3.150%	5/1/27	8,000	7,598
NXP BV	5.550%	12/1/28	5,000	5,147
NXP BV	4.300%	6/18/29	18,000	17,490
NXP BV	3.400%	5/1/30	11,240	10,328
NXP BV	2.500%	5/11/31	16,000	13,608
NXP BV	2.650%	2/15/32	23,910	20,154
NXP BV	5.000%	1/15/33	10,000	9,983
NXP BV	3.250%	5/11/41	8,600	6,571
NXP BV	3.125%	2/15/42	4,000	2,989
NXP BV	3.250%	11/30/51	5,000	3,579
Oracle Corp.	2.500%	4/1/25	36,210	35,073
Oracle Corp.	2.950%	5/15/25	16,582	16,107
Oracle Corp.	1.650%	3/25/26	40,430	37,698
Oracle Corp.	2.650%	7/15/26	38,460	36,483
Oracle Corp.	2.800%	4/1/27	39,890	37,632
Oracle Corp.	3.250%	11/15/27	11,876	11,282
Oracle Corp.	2.300%	3/25/28	60,175	54,806
Oracle Corp.	4.500%	5/6/28	2,756	2,757
Oracle Corp.	6.150%	11/9/29	12,700	13,652
Oracle Corp.	2.950%	4/1/30	28,065	25,330
Oracle Corp.	4.650%	5/6/30	7,900	7,861
Oracle Corp.	2.875%	3/25/31	39,800	35,246
Oracle Corp.	6.250%	11/9/32	12,700	13,810
Oracle Corp.	4.900%	2/6/33	11,800	11,744
Oracle Corp.	4.300%	7/8/34	30,283	28,278
Oracle Corp.	3.900%	5/15/35	15,600	13,889
Oracle Corp.	3.850%	7/15/36	16,490	14,376
Oracle Corp.	3.800%	11/15/37	10,400	8,850
Oracle Corp.	6.500%	4/15/38	15,000	16,594
Oracle Corp.	6.125%	7/8/39	10,800	11,507
Oracle Corp.	3.600%	4/1/40	47,120	37,683
Oracle Corp.	5.375%	7/15/40	22,357	22,004
Oracle Corp.	3.650%	3/25/41	23,200	18,446
Oracle Corp.	4.500%	7/8/44	11,844	10,341
Oracle Corp.	4.125%	5/15/45	21,375	17,508
Oracle Corp.	4.000%	7/15/46	37,761	30,288
Oracle Corp.	4.000%	11/15/47	23,765	18,889
Oracle Corp.	3.600%	4/1/50	47,300	35,031
Oracle Corp.	3.950%	3/25/51	48,500	38,122
Oracle Corp.	6.900%	11/9/52	27,255	31,945
Oracle Corp.	5.550%	2/6/53	23,700	23,738
Oracle Corp.	4.375%	5/15/55	11,925	9,905
Oracle Corp.	3.850%	4/1/60	18,140	13,200
Oracle Corp.	4.100%	3/25/61	15,225	11,634
PayPal Holdings Inc.	1.650%	6/1/25	5,575	5,323
PayPal Holdings Inc.	2.650%	10/1/26	15,300	14,537
PayPal Holdings Inc.	2.850%	10/1/29	16,109	14,754
PayPal Holdings Inc.	2.300%	6/1/30	16,750	14,657
PayPal Holdings Inc.	4.400%	6/1/32	5,000	4,969
PayPal Holdings Inc.	3.250%	6/1/50	22,000	16,502
PayPal Holdings Inc.	5.050%	6/1/52	1,000	1,011
PayPal Holdings Inc.	5.250%	6/1/62	5,000	4,981
Qorvo Inc.	1.750%	12/15/24	4,500	4,315
Qorvo Inc.	4.375%	10/15/29	9,000	8,580
QUALCOMM Inc.	3.450%	5/20/25	9,042	8,885
QUALCOMM Inc.	3.250%	5/20/27	15,500	15,007
QUALCOMM Inc.	1.300%	5/20/28	19,868	17,596
QUALCOMM Inc.	2.150%	5/20/30	14,485	12,784

76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	1.650%	5/20/32	29,298	23,879
	QUALCOMM Inc.	4.250%	5/20/32	3,800	3,775
	QUALCOMM Inc.	5.400%	5/20/33	7,675	8,291
	QUALCOMM Inc.	4.650%	5/20/35	9,700	9,933
	QUALCOMM Inc.	4.800%	5/20/45	14,570	14,476
	QUALCOMM Inc.	4.300%	5/20/47	15,420	14,145
	QUALCOMM Inc.	3.250%	5/20/50	6,840	5,342
	QUALCOMM Inc.	4.500%	5/20/52	11,000	10,280
	QUALCOMM Inc.	6.000%	5/20/53	12,000	13,856
	Quanta Services Inc.	2.900%	10/1/30	9,025	7,950
	RELX Capital Inc.	4.000%	3/18/29	9,350	9,194
	RELX Capital Inc.	3.000%	5/22/30	5,598	5,147
	RELX Capital Inc.	4.750%	5/20/32	5,325	5,381
	Roper Technologies Inc.	1.000%	9/15/25	4,500	4,207
	Roper Technologies Inc.	3.850%	12/15/25	9,157	8,989
	Roper Technologies Inc.	3.800%	12/15/26	11,559	11,312
	Roper Technologies Inc.	1.400%	9/15/27	17,709	15,836
	Roper Technologies Inc.	4.200%	9/15/28	7,225	7,104
	Roper Technologies Inc.	2.950%	9/15/29	10,295	9,431
	Roper Technologies Inc.	2.000%	6/30/30	13,776	11,707
	Roper Technologies Inc.	1.750%	2/15/31	12,742	10,491
	S&P Global Inc.	2.450%	3/1/27	6,000	5,658
	S&P Global Inc.	4.750%	8/1/28	8,865	9,002
	S&P Global Inc.	2.700%	3/1/29	13,000	12,036
	S&P Global Inc.	4.250%	5/1/29	10,700	10,669
	S&P Global Inc.	2.500%	12/1/29	5,300	4,779
	S&P Global Inc.	1.250%	8/15/30	7,400	6,062
	S&P Global Inc.	2.900%	3/1/32	16,000	14,291
[7]	S&P Global Inc.	5.250%	9/15/33	15,000	15,694
	S&P Global Inc.	3.250%	12/1/49	6,500	4,884
	S&P Global Inc.	3.700%	3/1/52	7,820	6,490
	S&P Global Inc.	2.300%	8/15/60	7,950	4,776
	S&P Global Inc.	3.900%	3/1/62	5,545	4,655
	Salesforce Inc.	3.700%	4/11/28	17,050	16,710
	Salesforce Inc.	1.500%	7/15/28	11,500	10,233
	Salesforce Inc.	1.950%	7/15/31	21,000	17,938
	Salesforce Inc.	2.700%	7/15/41	14,930	11,411
	Salesforce Inc.	2.900%	7/15/51	22,600	16,182
	Salesforce Inc.	3.050%	7/15/61	22,230	15,629
	ServiceNow Inc.	1.400%	9/1/30	15,600	12,830
	Skyworks Solutions Inc.	1.800%	6/1/26	5,800	5,404
	Skyworks Solutions Inc.	3.000%	6/1/31	9,500	8,168
	TD SYNNEX Corp.	1.750%	8/9/26	5,000	4,539
	TD SYNNEX Corp.	2.375%	8/9/28	6,000	5,274
	Teledyne FLIR LLC	2.500%	8/1/30	4,500	3,870
	Texas Instruments Inc.	1.375%	3/12/25	7,863	7,567
	Texas Instruments Inc.	1.125%	9/15/26	5,500	5,054
	Texas Instruments Inc.	2.900%	11/3/27	7,497	7,155
	Texas Instruments Inc.	4.600%	2/15/28	10,000	10,174
	Texas Instruments Inc.	2.250%	9/4/29	12,329	11,132
	Texas Instruments Inc.	1.750%	5/4/30	6,300	5,447
	Texas Instruments Inc.	1.900%	9/15/31	3,900	3,327
	Texas Instruments Inc.	4.900%	3/14/33	14,000	14,534
	Texas Instruments Inc.	3.875%	3/15/39	11,500	10,639
	Texas Instruments Inc.	4.150%	5/15/48	16,533	15,025
	Texas Instruments Inc.	2.700%	9/15/51	4,000	2,729
	Texas Instruments Inc.	4.100%	8/16/52	3,750	3,297
	Texas Instruments Inc.	5.000%	3/14/53	7,000	7,189
	Texas Instruments Inc.	5.050%	5/18/63	12,733	13,047
	TSMC Arizona Corp.	1.750%	10/25/26	13,050	12,043
	TSMC Arizona Corp.	3.875%	4/22/27	6,725	6,584
	TSMC Arizona Corp.	4.125%	4/22/29	5,700	5,601
	TSMC Arizona Corp.	2.500%	10/25/31	18,250	15,630
	TSMC Arizona Corp.	4.250%	4/22/32	5,350	5,252
	TSMC Arizona Corp.	3.125%	10/25/41	10,500	8,484
	TSMC Arizona Corp.	3.250%	10/25/51	19,350	15,210
	TSMC Arizona Corp.	4.500%	4/22/52	2,400	2,373
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verisk Analytics Inc.	4.000%	6/15/25	6,250	6,168
	Verisk Analytics Inc.	4.125%	3/15/29	10,090	9,862
	Verisk Analytics Inc.	5.500%	6/15/45	8,300	8,191
	Verisk Analytics Inc.	3.625%	5/15/50	5,600	4,247
	VMware LLC	4.500%	5/15/25	10,654	10,551
	VMware LLC	1.400%	8/15/26	16,000	14,629
	VMware LLC	4.650%	5/15/27	17,000	16,853
	VMware LLC	3.900%	8/21/27	27,579	26,796
	VMware LLC	1.800%	8/15/28	8,000	7,021
	VMware LLC	4.700%	5/15/30	11,254	11,105
	VMware LLC	2.200%	8/15/31	16,300	13,490
	Western Digital Corp.	2.850%	2/1/29	5,095	4,371
	Western Digital Corp.	3.100%	2/1/32	5,500	4,380
	Workday Inc.	3.500%	4/1/27	14,875	14,384
	Workday Inc.	3.700%	4/1/29	4,200	4,034
	Workday Inc.	3.800%	4/1/32	14,000	13,046
	Xilinx Inc.	2.375%	6/1/30	8,300	7,347
					6,185,885
Utilities (2.3%)
	AEP Texas Inc.	3.950%	6/1/28	9,350	9,011
[5]	AEP Texas Inc.	2.100%	7/1/30	7,857	6,594
	AEP Texas Inc.	3.800%	10/1/47	3,000	2,264
[5]	AEP Texas Inc.	3.450%	1/15/50	2,943	2,132
	AEP Transmission Co. LLC	4.000%	12/1/46	4,071	3,430
	AEP Transmission Co. LLC	3.750%	12/1/47	4,750	3,791
	AEP Transmission Co. LLC	4.250%	9/15/48	4,350	3,757
	AEP Transmission Co. LLC	3.800%	6/15/49	3,925	3,118
	AEP Transmission Co. LLC	3.150%	9/15/49	9,090	6,511
[5]	AEP Transmission Co. LLC	3.650%	4/1/50	5,750	4,540
[5]	AEP Transmission Co. LLC	2.750%	8/15/51	10,200	6,621
[5]	AEP Transmission Co. LLC	4.500%	6/15/52	6,000	5,443
	AEP Transmission Co. LLC	5.400%	3/15/53	3,355	3,495
	AES Corp.	1.375%	1/15/26	9,400	8,698
	AES Corp.	5.450%	6/1/28	8,000	8,125
	AES Corp.	2.450%	1/15/31	9,500	7,984
	Alabama Power Co.	3.750%	9/1/27	5,100	4,992
[5]	Alabama Power Co.	1.450%	9/15/30	8,800	7,129
	Alabama Power Co.	3.050%	3/15/32	7,000	6,211
	Alabama Power Co.	3.940%	9/1/32	11,365	10,807
	Alabama Power Co.	5.850%	11/15/33	6,000	6,467
	Alabama Power Co.	6.125%	5/15/38	1,900	2,042
	Alabama Power Co.	6.000%	3/1/39	6,974	7,483
	Alabama Power Co.	3.850%	12/1/42	3,350	2,828
	Alabama Power Co.	4.150%	8/15/44	5,900	5,085
	Alabama Power Co.	3.750%	3/1/45	6,825	5,566
	Alabama Power Co.	4.300%	1/2/46	14,950	13,082
[5]	Alabama Power Co.	3.700%	12/1/47	5,075	4,036
	Alabama Power Co.	3.450%	10/1/49	12,473	9,464
	Alabama Power Co.	3.125%	7/15/51	13,924	9,955
	Alabama Power Co.	3.000%	3/15/52	12,000	8,391
	Ameren Corp.	3.650%	2/15/26	2,775	2,694
	Ameren Corp.	5.700%	12/1/26	3,065	3,136
	Ameren Corp.	1.950%	3/15/27	2,000	1,833
	Ameren Corp.	1.750%	3/15/28	5,000	4,423
	Ameren Corp.	5.000%	1/15/29	3,100	3,118
	Ameren Corp.	3.500%	1/15/31	8,387	7,647
	Ameren Illinois Co.	3.250%	3/1/25	2,065	2,025
	Ameren Illinois Co.	3.800%	5/15/28	4,875	4,749
	Ameren Illinois Co.	1.550%	11/15/30	5,000	4,071
	Ameren Illinois Co.	3.850%	9/1/32	2,500	2,333
	Ameren Illinois Co.	4.950%	6/1/33	6,000	6,073
	Ameren Illinois Co.	4.150%	3/15/46	775	670
	Ameren Illinois Co.	3.700%	12/1/47	7,336	5,999
	Ameren Illinois Co.	4.500%	3/15/49	3,950	3,622
	Ameren Illinois Co.	3.250%	3/15/50	6,665	4,913
	Ameren Illinois Co.	2.900%	6/15/51	3,500	2,388
	Ameren Illinois Co.	5.900%	12/1/52	7,000	7,837

77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	American Electric Power Co. Inc.	1.000%	11/1/25	2,000	1,858
	American Electric Power Co. Inc.	5.750%	11/1/27	5,641	5,840
	American Electric Power Co. Inc.	3.200%	11/13/27	2,925	2,786
[5]	American Electric Power Co. Inc.	4.300%	12/1/28	6,229	6,092
	American Electric Power Co. Inc.	5.200%	1/15/29	6,500	6,595
	American Electric Power Co. Inc.	2.300%	3/1/30	4,700	4,018
	American Electric Power Co. Inc.	5.950%	11/1/32	3,500	3,738
	American Electric Power Co. Inc.	5.625%	3/1/33	22,340	23,271
	American Electric Power Co. Inc.	3.250%	3/1/50	3,550	2,534
	American Electric Power Co. Inc.	3.875%	2/15/62	7,850	6,637
	American Water Capital Corp.	3.400%	3/1/25	4,500	4,405
	American Water Capital Corp.	2.950%	9/1/27	11,000	10,398
	American Water Capital Corp.	3.450%	6/1/29	7,120	6,724
	American Water Capital Corp.	2.800%	5/1/30	3,000	2,688
	American Water Capital Corp.	2.300%	6/1/31	8,000	6,833
	American Water Capital Corp.	4.450%	6/1/32	8,200	8,150
	American Water Capital Corp.	6.593%	10/15/37	6,820	7,915
	American Water Capital Corp.	4.300%	12/1/42	1,000	900
	American Water Capital Corp.	4.300%	9/1/45	1,525	1,348
	American Water Capital Corp.	4.000%	12/1/46	1,025	859
	American Water Capital Corp.	3.750%	9/1/47	11,935	9,757
	American Water Capital Corp.	4.200%	9/1/48	10,500	9,168
	American Water Capital Corp.	4.150%	6/1/49	4,800	4,139
	American Water Capital Corp.	3.450%	5/1/50	8,599	6,595
	American Water Capital Corp.	3.250%	6/1/51	9,500	6,995
	Appalachian Power Co.	3.400%	6/1/25	2,500	2,444
[5]	Appalachian Power Co.	2.700%	4/1/31	4,000	3,427
[5]	Appalachian Power Co.	4.500%	8/1/32	3,524	3,394
	Appalachian Power Co.	7.000%	4/1/38	2,480	2,869
	Appalachian Power Co.	4.400%	5/15/44	8,395	7,021
	Appalachian Power Co.	4.450%	6/1/45	3,125	2,645
[5]	Appalachian Power Co.	4.500%	3/1/49	10,420	8,839
[5]	Appalachian Power Co.	3.700%	5/1/50	19,445	14,586
	Arizona Public Service Co.	3.150%	5/15/25	4,265	4,154
	Arizona Public Service Co.	2.950%	9/15/27	5,300	5,007
	Arizona Public Service Co.	2.600%	8/15/29	3,000	2,681
	Arizona Public Service Co.	6.350%	12/15/32	2,000	2,169
	Arizona Public Service Co.	5.550%	8/1/33	5,000	5,176
	Arizona Public Service Co.	5.050%	9/1/41	1,505	1,426
	Arizona Public Service Co.	4.500%	4/1/42	4,875	4,267
	Arizona Public Service Co.	4.350%	11/15/45	3,600	3,033
	Arizona Public Service Co.	3.750%	5/15/46	8,250	6,295
	Arizona Public Service Co.	4.200%	8/15/48	4,000	3,243
	Arizona Public Service Co.	3.350%	5/15/50	3,590	2,562
	Arizona Public Service Co.	2.650%	9/15/50	2,000	1,234
	Atlantic City Electric Co.	2.300%	3/15/31	3,500	2,958
	Atmos Energy Corp.	3.000%	6/15/27	5,800	5,529
	Atmos Energy Corp.	2.625%	9/15/29	1,500	1,364
	Atmos Energy Corp.	1.500%	1/15/31	5,500	4,480
	Atmos Energy Corp.	5.450%	10/15/32	1,700	1,790
	Atmos Energy Corp.	5.900%	11/15/33	5,000	5,429
	Atmos Energy Corp.	5.500%	6/15/41	4,660	4,873
	Atmos Energy Corp.	4.150%	1/15/43	3,435	3,088
	Atmos Energy Corp.	4.125%	10/15/44	3,615	3,214
	Atmos Energy Corp.	4.125%	3/15/49	7,938	6,876
	Atmos Energy Corp.	3.375%	9/15/49	3,570	2,719
	Atmos Energy Corp.	2.850%	2/15/52	17,000	11,585
	Atmos Energy Corp.	5.750%	10/15/52	3,500	3,851
	Atmos Energy Corp.	6.200%	11/15/53	5,000	5,872
	Avangrid Inc.	3.150%	12/1/24	10,495	10,256
	Avangrid Inc.	3.800%	6/1/29	6,900	6,495
	Avista Corp.	4.350%	6/1/48	3,200	2,703
	Avista Corp.	4.000%	4/1/52	4,000	3,191
	Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,122
	Baltimore Gas & Electric Co.	2.250%	6/15/31	6,000	5,120
	Baltimore Gas & Electric Co.	6.350%	10/1/36	3,551	3,896
[5]	Baltimore Gas & Electric Co.	3.750%	8/15/47	4,450	3,565
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baltimore Gas & Electric Co.	2.900%	6/15/50	4,600	3,153
	Baltimore Gas & Electric Co.	4.550%	6/1/52	4,000	3,670
	Baltimore Gas & Electric Co.	5.400%	6/1/53	22,779	23,584
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	7,851
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	16,582	16,391
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	736
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	11,700	11,083
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	7,498	6,018
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	14,300	15,498
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,512
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,875	7,786
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	5,475	5,074
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	8,148	6,464
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	10,006	8,777
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	25,738	21,839
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	11,045	7,481
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	10,500	9,371
	Black Hills Corp.	3.950%	1/15/26	4,300	4,194
	Black Hills Corp.	3.150%	1/15/27	3,375	3,202
	Black Hills Corp.	5.950%	3/15/28	2,500	2,591
	Black Hills Corp.	3.050%	10/15/29	2,905	2,607
	Black Hills Corp.	2.500%	6/15/30	5,000	4,203
	Black Hills Corp.	4.350%	5/1/33	4,745	4,384
	Black Hills Corp.	6.150%	5/15/34	4,000	4,181
	Black Hills Corp.	4.200%	9/15/46	3,200	2,573
	Black Hills Corp.	3.875%	10/15/49	1,865	1,395
[5]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,326
[5]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	191
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	4,000	4,126
[5]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	4,100	3,510
[5]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	4,000	3,539
[5]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	2,500	2,453
[5]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	115
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	6,250	6,372
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,014
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	414
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	3,212
[5]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	2,693
[5]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	4,700	3,310
[5]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	7,000	5,326
[5]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	3,650	2,899
[5]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	11,250	11,002
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	2,400	2,515
	CenterPoint Energy Inc.	1.450%	6/1/26	4,472	4,119
	CenterPoint Energy Inc.	5.250%	8/10/26	3,500	3,532
	CenterPoint Energy Inc.	4.250%	11/1/28	1,094	1,053
	CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,415
	CenterPoint Energy Inc.	2.650%	6/1/31	3,000	2,567
	CenterPoint Energy Inc.	3.700%	9/1/49	4,075	3,074
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	4,500	4,615

78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	6,855
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	5,000	4,172
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	13,250	12,876
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	20,210	21,085
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	4,775	5,030
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	3,300	2,764
	Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	5,885
	Cleco Corporate Holdings LLC	4.973%	5/1/46	3,025	2,552
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	4,539	4,644
	CMS Energy Corp.	3.000%	5/15/26	3,231	3,086
	CMS Energy Corp.	3.450%	8/15/27	2,975	2,833
	CMS Energy Corp.	4.875%	3/1/44	8,205	7,798
[5]	CMS Energy Corp.	4.750%	6/1/50	4,100	3,714
	CMS Energy Corp.	3.750%	12/1/50	2,000	1,599
	Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,500
[5]	Commonwealth Edison Co.	2.950%	8/15/27	3,075	2,904
	Commonwealth Edison Co.	3.700%	8/15/28	11,173	10,804
[5]	Commonwealth Edison Co.	3.150%	3/15/32	6,000	5,353
	Commonwealth Edison Co.	4.900%	2/1/33	2,500	2,538
	Commonwealth Edison Co.	5.900%	3/15/36	4,020	4,350
	Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,171
	Commonwealth Edison Co.	3.800%	10/1/42	11,353	9,465
	Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,317
	Commonwealth Edison Co.	3.700%	3/1/45	5,650	4,570
	Commonwealth Edison Co.	4.350%	11/15/45	6,495	5,694
	Commonwealth Edison Co.	3.650%	6/15/46	6,595	5,219
[5]	Commonwealth Edison Co.	3.750%	8/15/47	6,000	4,847
	Commonwealth Edison Co.	4.000%	3/1/49	10,274	8,640
[5]	Commonwealth Edison Co.	3.200%	11/15/49	7,525	5,410
	Commonwealth Edison Co.	3.000%	3/1/50	12,000	8,367
[5]	Commonwealth Edison Co.	3.125%	3/15/51	7,000	4,964
[5]	Commonwealth Edison Co.	2.750%	9/1/51	4,500	2,935
[5]	Commonwealth Edison Co.	3.850%	3/15/52	8,400	6,808
	Commonwealth Edison Co.	5.300%	2/1/53	3,500	3,566
[5]	Connecticut Light & Power Co.	0.750%	12/1/25	3,700	3,429
[5]	Connecticut Light & Power Co.	3.200%	3/15/27	5,200	4,991
[5]	Connecticut Light & Power Co.	2.050%	7/1/31	2,700	2,245
	Connecticut Light & Power Co.	4.900%	7/1/33	3,000	3,033
	Connecticut Light & Power Co.	4.300%	4/15/44	5,430	4,811
[5]	Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,348
	Connecticut Light & Power Co.	4.000%	4/1/48	8,355	7,130
	Connecticut Light & Power Co.	5.250%	1/15/53	5,220	5,329
[5]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,031
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	20,792	17,971
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	5,170	5,352
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	5,000	5,256
[5]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,092
[5]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,765	10,314
[5]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,728	1,873
[5]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	810	888
[5]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,525	10,906
[5]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,525	8,609
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,535	5,749
[5]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	102
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	7,077	6,027
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	10,455
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	7,732	6,898
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	6,118
[5]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	17,025	13,837
[5]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	7,500	6,837
[5]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	1,824
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,932	1,372
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	9,865	11,213
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	10,000	11,034
[5]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	6,246
[5]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,314
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	9,375	8,153
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	7,500	5,646
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	13,000	9,797
	Constellation Energy Generation LLC	3.250%	6/1/25	2,000	1,943
	Constellation Energy Generation LLC	5.600%	3/1/28	7,704	7,935
	Constellation Energy Generation LLC	5.800%	3/1/33	5,400	5,687
	Constellation Energy Generation LLC	6.125%	1/15/34	4,000	4,287
	Constellation Energy Generation LLC	6.250%	10/1/39	4,321	4,629
	Constellation Energy Generation LLC	5.750%	10/1/41	7,650	7,664
	Constellation Energy Generation LLC	5.600%	6/15/42	10,048	10,053
	Constellation Energy Generation LLC	6.500%	10/1/53	4,750	5,367
	Consumers Energy Co.	4.650%	3/1/28	2,500	2,514
	Consumers Energy Co.	3.800%	11/15/28	3,000	2,897
	Consumers Energy Co.	4.900%	2/15/29	4,000	4,079
	Consumers Energy Co.	3.600%	8/15/32	1,029	953
	Consumers Energy Co.	4.625%	5/15/33	7,500	7,494
	Consumers Energy Co.	3.950%	5/15/43	13,680	11,735
	Consumers Energy Co.	3.250%	8/15/46	3,325	2,634
	Consumers Energy Co.	3.950%	7/15/47	2,950	2,488
	Consumers Energy Co.	4.050%	5/15/48	6,300	5,515
	Consumers Energy Co.	4.350%	4/15/49	2,400	2,162
	Consumers Energy Co.	3.100%	8/15/50	10,250	7,568
	Consumers Energy Co.	3.500%	8/1/51	14,200	11,150
	Consumers Energy Co.	2.650%	8/15/52	1,433	953
	Consumers Energy Co.	4.200%	9/1/52	4,954	4,360
	Consumers Energy Co.	2.500%	5/1/60	3,083	1,891
	Delmarva Power & Light Co.	4.150%	5/15/45	5,425	4,541
	Dominion Energy Inc.	3.900%	10/1/25	3,550	3,484
[5]	Dominion Energy Inc.	1.450%	4/15/26	5,100	4,727
[5]	Dominion Energy Inc.	2.850%	8/15/26	9,650	9,099
	Dominion Energy Inc.	4.250%	6/1/28	2,494	2,448

79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Dominion Energy Inc.	3.375%	4/1/30	18,424	16,976
[5]	Dominion Energy Inc.	2.250%	8/15/31	8,000	6,622
[5]	Dominion Energy Inc.	4.350%	8/15/32	3,708	3,572
	Dominion Energy Inc.	5.375%	11/15/32	10,000	10,258
[5]	Dominion Energy Inc.	6.300%	3/15/33	3,175	3,401
[5]	Dominion Energy Inc.	5.250%	8/1/33	6,000	6,093
[5]	Dominion Energy Inc.	5.950%	6/15/35	7,360	7,752
	Dominion Energy Inc.	7.000%	6/15/38	3,600	4,057
[5]	Dominion Energy Inc.	3.300%	4/15/41	6,100	4,661
[5]	Dominion Energy Inc.	4.900%	8/1/41	10,135	9,368
[5]	Dominion Energy Inc.	4.050%	9/15/42	5,214	4,249
	Dominion Energy Inc.	4.700%	12/1/44	3,375	2,993
[5]	Dominion Energy Inc.	4.600%	3/15/49	8,100	7,140
[5]	Dominion Energy Inc.	4.850%	8/15/52	6,426	5,932
[5]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	3,500	2,931
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	2,859
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	5,692	6,176
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,550
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,458	5,913
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	14,550	13,905
	DTE Electric Co.	3.375%	3/1/25	150	147
[5]	DTE Electric Co.	1.900%	4/1/28	6,400	5,758
	DTE Electric Co.	2.250%	3/1/30	20,951	18,382
[5]	DTE Electric Co.	2.625%	3/1/31	7,985	7,010
	DTE Electric Co.	5.200%	4/1/33	24,500	25,478
[5]	DTE Electric Co.	4.000%	4/1/43	1,971	1,688
	DTE Electric Co.	3.700%	3/15/45	5,750	4,678
	DTE Electric Co.	3.700%	6/1/46	2,000	1,609
	DTE Electric Co.	3.750%	8/15/47	6,927	5,546
	DTE Electric Co.	3.950%	3/1/49	8,800	7,391
	DTE Electric Co.	2.950%	3/1/50	4,450	3,123
[5]	DTE Electric Co.	3.250%	4/1/51	5,000	3,668
	DTE Electric Co.	5.400%	4/1/53	19,061	20,031
[5]	DTE Energy Co.	1.050%	6/1/25	8,400	7,917
	DTE Energy Co.	2.850%	10/1/26	33,494	31,663
	DTE Energy Co.	4.875%	6/1/28	4,685	4,725
[5]	DTE Energy Co.	3.400%	6/15/29	14,552	13,605
	DTE Energy Co.	2.950%	3/1/30	2,625	2,326
	Duke Energy Carolinas LLC	2.950%	12/1/26	625	604
	Duke Energy Carolinas LLC	3.950%	11/15/28	7,000	6,890
[5]	Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	3,900
	Duke Energy Carolinas LLC	2.450%	8/15/29	6,000	5,355
	Duke Energy Carolinas LLC	2.450%	2/1/30	6,100	5,419
	Duke Energy Carolinas LLC	2.550%	4/15/31	7,150	6,216
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,000	4,369
	Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	7,254
	Duke Energy Carolinas LLC	4.950%	1/15/33	14,000	14,270
	Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	5,941
	Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	4,283
	Duke Energy Carolinas LLC	6.050%	4/15/38	6,175	6,709
	Duke Energy Carolinas LLC	5.300%	2/15/40	9,590	9,700
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	6,044
	Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	5,531
	Duke Energy Carolinas LLC	3.750%	6/1/45	4,925	3,946
	Duke Energy Carolinas LLC	3.875%	3/15/46	11,224	9,116
	Duke Energy Carolinas LLC	3.700%	12/1/47	6,135	4,828
	Duke Energy Carolinas LLC	3.950%	3/15/48	9,613	7,953
	Duke Energy Carolinas LLC	3.200%	8/15/49	11,715	8,540
	Duke Energy Carolinas LLC	3.450%	4/15/51	8,500	6,434
	Duke Energy Carolinas LLC	3.550%	3/15/52	6,200	4,753
	Duke Energy Carolinas LLC	5.350%	1/15/53	10,000	10,262
	Duke Energy Carolinas LLC	5.400%	1/15/54	4,000	4,133
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	0.900%	9/15/25	6,548	6,106
	Duke Energy Corp.	5.000%	12/8/25	2,000	2,007
	Duke Energy Corp.	2.650%	9/1/26	12,480	11,843
	Duke Energy Corp.	3.150%	8/15/27	7,775	7,354
	Duke Energy Corp.	5.000%	12/8/27	4,930	4,987
	Duke Energy Corp.	4.300%	3/15/28	13,400	13,207
	Duke Energy Corp.	3.400%	6/15/29	5,000	4,698
	Duke Energy Corp.	2.450%	6/1/30	15,000	13,106
	Duke Energy Corp.	2.550%	6/15/31	7,400	6,315
	Duke Energy Corp.	4.500%	8/15/32	10,000	9,693
	Duke Energy Corp.	5.750%	9/15/33	15,000	15,889
	Duke Energy Corp.	3.300%	6/15/41	2,655	2,036
	Duke Energy Corp.	4.800%	12/15/45	9,966	9,125
	Duke Energy Corp.	3.750%	9/1/46	18,234	14,117
	Duke Energy Corp.	3.950%	8/15/47	13,187	10,453
	Duke Energy Corp.	4.200%	6/15/49	6,234	5,118
	Duke Energy Corp.	3.500%	6/15/51	7,100	5,225
	Duke Energy Corp.	5.000%	8/15/52	21,754	20,342
	Duke Energy Corp.	6.100%	9/15/53	10,000	10,873
	Duke Energy Corp.	3.250%	1/15/82	4,000	3,131
	Duke Energy Florida LLC	3.200%	1/15/27	11,425	11,044
	Duke Energy Florida LLC	3.800%	7/15/28	4,825	4,684
	Duke Energy Florida LLC	2.500%	12/1/29	9,057	8,080
	Duke Energy Florida LLC	1.750%	6/15/30	7,100	5,931
	Duke Energy Florida LLC	2.400%	12/15/31	7,340	6,204
	Duke Energy Florida LLC	5.875%	11/15/33	4,500	4,853
	Duke Energy Florida LLC	6.350%	9/15/37	3,275	3,639
	Duke Energy Florida LLC	6.400%	6/15/38	5,150	5,767
	Duke Energy Florida LLC	5.650%	4/1/40	6,300	6,548
	Duke Energy Florida LLC	3.850%	11/15/42	1,000	826
	Duke Energy Florida LLC	3.400%	10/1/46	6,665	5,006
	Duke Energy Florida LLC	4.200%	7/15/48	3,550	3,078
	Duke Energy Florida LLC	3.000%	12/15/51	14,300	9,786
	Duke Energy Florida LLC	5.950%	11/15/52	12,595	13,841
	Duke Energy Florida LLC	6.200%	11/15/53	6,595	7,547
[5]	Duke Energy Florida Project Finance LLC	2.538%	9/1/29	2,844	2,660
	Duke Energy Indiana LLC	6.120%	10/15/35	2,740	2,929
	Duke Energy Indiana LLC	6.350%	8/15/38	3,725	4,144
	Duke Energy Indiana LLC	6.450%	4/1/39	968	1,082
[5]	Duke Energy Indiana LLC	4.900%	7/15/43	4,960	4,772
	Duke Energy Indiana LLC	3.750%	5/15/46	15,440	12,338
[5]	Duke Energy Indiana LLC	3.250%	10/1/49	8,235	5,991
	Duke Energy Indiana LLC	2.750%	4/1/50	4,630	3,001
	Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	7,006
	Duke Energy Ohio Inc.	2.125%	6/1/30	2,700	2,296
	Duke Energy Ohio Inc.	5.250%	4/1/33	7,583	7,821
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,766	3,762
	Duke Energy Ohio Inc.	4.300%	2/1/49	5,800	4,937
	Duke Energy Ohio Inc.	5.650%	4/1/53	1,340	1,411
	Duke Energy Progress LLC	3.250%	8/15/25	10,966	10,713
	Duke Energy Progress LLC	3.700%	9/1/28	5,650	5,478
	Duke Energy Progress LLC	3.450%	3/15/29	11,912	11,361
	Duke Energy Progress LLC	2.000%	8/15/31	14,400	11,906
	Duke Energy Progress LLC	3.400%	4/1/32	5,000	4,528
	Duke Energy Progress LLC	5.250%	3/15/33	4,000	4,134
	Duke Energy Progress LLC	6.300%	4/1/38	4,220	4,663
	Duke Energy Progress LLC	4.100%	5/15/42	6,425	5,558
	Duke Energy Progress LLC	4.100%	3/15/43	6,345	5,403
	Duke Energy Progress LLC	4.375%	3/30/44	6,175	5,483
	Duke Energy Progress LLC	4.150%	12/1/44	3,825	3,266
	Duke Energy Progress LLC	4.200%	8/15/45	3,425	2,933
	Duke Energy Progress LLC	3.700%	10/15/46	4,200	3,290
	Duke Energy Progress LLC	3.600%	9/15/47	2,825	2,177
	Duke Energy Progress LLC	2.500%	8/15/50	2,400	1,511
	Duke Energy Progress LLC	2.900%	8/15/51	10,923	7,381
	Duke Energy Progress LLC	4.000%	4/1/52	4,000	3,316

80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	5.350%	3/15/53	10,495	10,656
[5]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/28	2,663	2,445
[5]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	3,400	2,766
[5]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/41	3,425	2,569
[7]	East Ohio Gas Co.	2.000%	6/15/30	1,000	830
	Edison International	4.700%	8/15/25	5,000	4,940
	Edison International	5.750%	6/15/27	3,000	3,067
	Edison International	4.125%	3/15/28	5,197	5,021
	Edison International	5.250%	11/15/28	5,000	5,034
	Edison International	6.950%	11/15/29	1,000	1,087
	El Paso Electric Co.	6.000%	5/15/35	800	812
	El Paso Electric Co.	5.000%	12/1/44	3,200	2,694
	Emera US Finance LP	3.550%	6/15/26	1,049	1,010
	Emera US Finance LP	4.750%	6/15/46	11,925	9,826
	Enel Americas SA	4.000%	10/25/26	4,115	4,005
	Enel Chile SA	4.875%	6/12/28	10,875	10,704
	Entergy Arkansas LLC	3.500%	4/1/26	4,125	4,012
	Entergy Arkansas LLC	5.150%	1/15/33	4,500	4,590
	Entergy Arkansas LLC	5.300%	9/15/33	4,615	4,738
	Entergy Arkansas LLC	4.200%	4/1/49	5,400	4,631
	Entergy Arkansas LLC	2.650%	6/15/51	6,000	3,781
	Entergy Corp.	0.900%	9/15/25	7,500	6,983
	Entergy Corp.	2.950%	9/1/26	8,900	8,457
	Entergy Corp.	1.900%	6/15/28	7,000	6,200
	Entergy Corp.	2.800%	6/15/30	9,541	8,415
	Entergy Corp.	2.400%	6/15/31	6,000	5,021
	Entergy Corp.	3.750%	6/15/50	9,319	7,035
	Entergy Louisiana LLC	2.400%	10/1/26	4,235	3,966
	Entergy Louisiana LLC	3.120%	9/1/27	5,600	5,289
	Entergy Louisiana LLC	3.250%	4/1/28	4,700	4,416
	Entergy Louisiana LLC	1.600%	12/15/30	3,200	2,564
	Entergy Louisiana LLC	3.050%	6/1/31	7,055	6,232
	Entergy Louisiana LLC	2.350%	6/15/32	10,000	8,309
	Entergy Louisiana LLC	4.000%	3/15/33	9,845	9,187
	Entergy Louisiana LLC	3.100%	6/15/41	5,706	4,316
	Entergy Louisiana LLC	4.950%	1/15/45	5,325	4,926
	Entergy Louisiana LLC	4.200%	9/1/48	14,306	11,956
	Entergy Louisiana LLC	4.200%	4/1/50	6,200	5,269
	Entergy Louisiana LLC	2.900%	3/15/51	9,738	6,499
	Entergy Louisiana LLC	4.750%	9/15/52	2,140	1,969
	Entergy Mississippi LLC	2.850%	6/1/28	8,225	7,607
	Entergy Mississippi LLC	5.000%	9/1/33	4,000	4,026
	Entergy Mississippi LLC	3.850%	6/1/49	3,800	3,049
	Entergy Texas Inc.	4.000%	3/30/29	2,000	1,941
	Entergy Texas Inc.	1.750%	3/15/31	6,000	4,904
	Entergy Texas Inc.	3.550%	9/30/49	7,585	5,745
	Entergy Texas Inc.	5.800%	9/1/53	2,000	2,151
	Essential Utilities Inc.	3.566%	5/1/29	4,000	3,737
	Essential Utilities Inc.	2.704%	4/15/30	6,000	5,253
	Essential Utilities Inc.	4.276%	5/1/49	4,300	3,585
	Essential Utilities Inc.	3.351%	4/15/50	5,000	3,561
	Essential Utilities Inc.	5.300%	5/1/52	15,000	14,389
	Evergy Inc.	2.900%	9/15/29	10,500	9,503
	Evergy Kansas Central Inc.	2.550%	7/1/26	6,250	5,922
	Evergy Kansas Central Inc.	3.100%	4/1/27	4,500	4,286
	Evergy Kansas Central Inc.	4.125%	3/1/42	6,421	5,531
	Evergy Kansas Central Inc.	4.100%	4/1/43	4,055	3,420
	Evergy Kansas Central Inc.	4.250%	12/1/45	3,910	3,313
	Evergy Kansas Central Inc.	3.250%	9/1/49	4,700	3,326
	Evergy Kansas Central Inc.	3.450%	4/15/50	6,000	4,401
	Evergy Kansas Central Inc.	5.700%	3/15/53	4,255	4,446
[5]	Evergy Metro Inc.	2.250%	6/1/30	3,300	2,812
	Evergy Metro Inc.	5.300%	10/1/41	5,355	5,302
	Evergy Metro Inc.	4.200%	6/15/47	5,255	4,447
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Metro Inc.	4.200%	3/15/48	3,000	2,530
[5]	Eversource Energy	0.800%	8/15/25	5,600	5,219
	Eversource Energy	2.900%	3/1/27	7,200	6,816
	Eversource Energy	4.600%	7/1/27	5,000	4,962
[5]	Eversource Energy	3.300%	1/15/28	8,850	8,379
	Eversource Energy	5.450%	3/1/28	13,200	13,578
[5]	Eversource Energy	4.250%	4/1/29	6,205	6,029
[5]	Eversource Energy	1.650%	8/15/30	9,510	7,742
	Eversource Energy	2.550%	3/15/31	3,500	2,960
	Eversource Energy	3.375%	3/1/32	14,500	12,852
	Eversource Energy	5.125%	5/15/33	7,500	7,541
	Eversource Energy	3.450%	1/15/50	5,850	4,229
[5]	Exelon Corp.	3.950%	6/15/25	22,790	22,408
	Exelon Corp.	3.400%	4/15/26	7,075	6,853
	Exelon Corp.	2.750%	3/15/27	7,000	6,592
	Exelon Corp.	5.150%	3/15/28	10,500	10,657
	Exelon Corp.	4.050%	4/15/30	15,150	14,477
	Exelon Corp.	3.350%	3/15/32	16,727	14,965
	Exelon Corp.	5.300%	3/15/33	11,000	11,236
[5]	Exelon Corp.	4.950%	6/15/35	9,790	9,401
	Exelon Corp.	5.625%	6/15/35	5,880	6,059
	Exelon Corp.	5.100%	6/15/45	6,725	6,357
	Exelon Corp.	4.450%	4/15/46	12,626	10,979
	Exelon Corp.	4.700%	4/15/50	13,011	11,756
	Exelon Corp.	4.100%	3/15/52	17,300	14,057
	Exelon Corp.	5.600%	3/15/53	7,520	7,652
	Florida Power & Light Co.	2.850%	4/1/25	23,717	23,154
	Florida Power & Light Co.	3.125%	12/1/25	6,000	5,836
	Florida Power & Light Co.	4.450%	5/15/26	7,500	7,507
[5]	Florida Power & Light Co.	3.300%	5/30/27	2,325	2,227
	Florida Power & Light Co.	5.050%	4/1/28	12,555	12,839
	Florida Power & Light Co.	4.400%	5/15/28	9,000	9,018
	Florida Power & Light Co.	4.625%	5/15/30	9,000	9,081
	Florida Power & Light Co.	2.450%	2/3/32	21,895	18,817
	Florida Power & Light Co.	5.100%	4/1/33	13,000	13,432
	Florida Power & Light Co.	4.800%	5/15/33	4,613	4,662
	Florida Power & Light Co.	5.625%	4/1/34	1,950	2,095
	Florida Power & Light Co.	5.650%	2/1/37	3,379	3,587
	Florida Power & Light Co.	5.950%	2/1/38	3,250	3,552
	Florida Power & Light Co.	5.960%	4/1/39	11,319	12,544
	Florida Power & Light Co.	5.250%	2/1/41	975	995
	Florida Power & Light Co.	4.125%	2/1/42	5,425	4,886
	Florida Power & Light Co.	4.050%	6/1/42	4,600	4,078
	Florida Power & Light Co.	3.800%	12/15/42	3,535	3,093
	Florida Power & Light Co.	4.050%	10/1/44	2,973	2,601
	Florida Power & Light Co.	3.950%	3/1/48	19,054	16,255
	Florida Power & Light Co.	3.990%	3/1/49	9,122	7,808
	Florida Power & Light Co.	3.150%	10/1/49	9,675	7,132
	Florida Power & Light Co.	2.875%	12/4/51	15,500	10,759
	Florida Power & Light Co.	5.300%	4/1/53	8,100	8,494
	Fortis Inc.	3.055%	10/4/26	13,973	13,267
	Georgia Power Co.	3.250%	4/1/26	8,250	7,934
	Georgia Power Co.	3.250%	3/30/27	3,500	3,342
	Georgia Power Co.	4.650%	5/16/28	13,000	13,103
[5]	Georgia Power Co.	2.650%	9/15/29	10,000	9,066
	Georgia Power Co.	4.950%	5/17/33	20,468	20,684
[5]	Georgia Power Co.	4.750%	9/1/40	5,425	5,057
	Georgia Power Co.	4.300%	3/15/42	11,290	10,009
	Georgia Power Co.	4.300%	3/15/43	6,555	5,706
[5]	Georgia Power Co.	3.700%	1/30/50	2,400	1,902
[5]	Georgia Power Co.	3.250%	3/15/51	7,500	5,444
	Iberdrola International BV	6.750%	7/15/36	3,835	4,455
[5]	Idaho Power Co.	5.500%	3/15/53	3,500	3,612
[5]	Idaho Power Co.	5.800%	4/1/54	8,250	8,831
	Indiana Michigan Power Co.	3.850%	5/15/28	3,000	2,895
	Indiana Michigan Power Co.	6.050%	3/15/37	3,890	4,150
[5]	Indiana Michigan Power Co.	4.550%	3/15/46	11,055	9,902

81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Indiana Michigan Power Co.	3.750%	7/1/47	6,454	4,939
	Indiana Michigan Power Co.	4.250%	8/15/48	490	413
	Indiana Michigan Power Co.	3.250%	5/1/51	5,500	3,924
	Indiana Michigan Power Co.	5.625%	4/1/53	2,500	2,631
	Interstate Power & Light Co.	3.250%	12/1/24	10,730	10,507
	Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,441
	Interstate Power & Light Co.	3.600%	4/1/29	8,774	8,317
	Interstate Power & Light Co.	2.300%	6/1/30	8,000	6,853
	Interstate Power & Light Co.	5.700%	10/15/33	3,000	3,158
	Interstate Power & Light Co.	6.250%	7/15/39	3,275	3,538
	Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,235
	Interstate Power & Light Co.	3.100%	11/30/51	4,000	2,719
	IPALCO Enterprises Inc.	4.250%	5/1/30	4,400	4,072
	ITC Holdings Corp.	3.250%	6/30/26	4,865	4,679
	ITC Holdings Corp.	3.350%	11/15/27	6,505	6,183
	ITC Holdings Corp.	5.300%	7/1/43	6,226	6,012
[5]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	2,533	2,380
[5]	Kentucky Utilities Co.	5.450%	4/15/33	3,750	3,900
	Kentucky Utilities Co.	5.125%	11/1/40	8,765	8,554
	Kentucky Utilities Co.	4.375%	10/1/45	6,900	5,971
	Kentucky Utilities Co.	3.300%	6/1/50	11,000	8,044
[5]	Louisville Gas & Electric Co.	3.300%	10/1/25	4,653	4,541
[5]	Louisville Gas & Electric Co.	5.450%	4/15/33	2,500	2,607
	Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	8,415
	MidAmerican Energy Co.	3.100%	5/1/27	3,050	2,919
	MidAmerican Energy Co.	3.650%	4/15/29	9,300	8,890
	MidAmerican Energy Co.	6.750%	12/30/31	4,150	4,725
	MidAmerican Energy Co.	5.350%	1/15/34	5,000	5,265
[5]	MidAmerican Energy Co.	5.750%	11/1/35	2,630	2,800
[5]	MidAmerican Energy Co.	5.800%	10/15/36	3,250	3,483
	MidAmerican Energy Co.	4.800%	9/15/43	5,110	4,818
	MidAmerican Energy Co.	4.400%	10/15/44	4,870	4,358
	MidAmerican Energy Co.	4.250%	5/1/46	5,205	4,542
	MidAmerican Energy Co.	3.950%	8/1/47	3,199	2,672
	MidAmerican Energy Co.	3.650%	8/1/48	8,075	6,429
	MidAmerican Energy Co.	4.250%	7/15/49	8,524	7,461
	MidAmerican Energy Co.	3.150%	4/15/50	5,000	3,595
	MidAmerican Energy Co.	5.850%	9/15/54	11,200	12,407
[5]	Mississippi Power Co.	4.250%	3/15/42	4,400	3,760
	National Fuel Gas Co.	5.200%	7/15/25	1,921	1,912
	National Fuel Gas Co.	5.500%	1/15/26	4,498	4,501
	National Fuel Gas Co.	5.500%	10/1/26	2,990	3,002
	National Fuel Gas Co.	3.950%	9/15/27	1,900	1,809
	National Fuel Gas Co.	4.750%	9/1/28	11,000	10,664
	National Fuel Gas Co.	2.950%	3/1/31	1,500	1,258
	National Grid plc	5.602%	6/12/28	4,000	4,124
	National Grid plc	5.809%	6/12/33	6,921	7,276
	National Grid USA	5.803%	4/1/35	2,817	2,862
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	4,500	4,384
[5]	National Rural Utilities Cooperative Finance Corp.	3.450%	6/15/25	3,000	2,938
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	1,000	1,010
[5]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	7,300	7,092
[5]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	16,657	15,298
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	2,150	2,041
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	11,525	11,045
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	1,500	1,518
[5]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	3,500	3,577
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/28	3,000	2,904
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	7,730	7,345
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	4,700	4,075
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	4,000	3,144
[5]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	3,500	2,790
[5]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,513	1,812
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	6,552	6,145
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,909	2,760
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	2,000	2,120
[5]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	2,900	2,775
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	8,976	7,854
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	8,365	7,294
[5]	Nevada Power Co.	3.700%	5/1/29	5,575	5,353
[5]	Nevada Power Co.	2.400%	5/1/30	10,044	8,720
[5]	Nevada Power Co.	6.650%	4/1/36	965	1,062
[5]	Nevada Power Co.	6.750%	7/1/37	5,575	6,335
[5]	Nevada Power Co.	3.125%	8/1/50	3,114	2,158
[5]	Nevada Power Co.	5.900%	5/1/53	2,000	2,150
	Nevada Power Co.	6.000%	3/15/54	6,000	6,584
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	2,500	2,523
	NextEra Energy Capital Holdings Inc.	4.450%	6/20/25	4,150	4,113
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	12,000	12,126
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	22,595	21,777
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	5,000	4,993
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	13,200	13,318
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	16,000	14,200
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,469	12,743
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	335	301
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	4,750	4,803
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	48,021	41,081
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	9,500	9,577
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	24,056	24,160
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	22,150	21,715
[5]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,962	4,303
[5]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	2,904
	NiSource Inc.	0.950%	8/15/25	13,258	12,394
	NiSource Inc.	3.490%	5/15/27	10,500	10,114
	NiSource Inc.	5.250%	3/30/28	1,760	1,797
	NiSource Inc.	2.950%	9/1/29	8,020	7,330
	NiSource Inc.	3.600%	5/1/30	5,000	4,665
	NiSource Inc.	1.700%	2/15/31	14,545	11,831
	NiSource Inc.	5.400%	6/30/33	5,000	5,159

82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NiSource Inc.	5.950%	6/15/41	8,021	8,367
	NiSource Inc.	5.250%	2/15/43	5,120	4,978
	NiSource Inc.	4.800%	2/15/44	4,698	4,319
	NiSource Inc.	5.650%	2/1/45	767	772
	NiSource Inc.	4.375%	5/15/47	14,975	12,926
	NiSource Inc.	3.950%	3/30/48	5,000	4,049
	NiSource Inc.	5.000%	6/15/52	10,242	9,587
	Northern States Power Co.	2.250%	4/1/31	4,000	3,433
	Northern States Power Co.	6.250%	6/1/36	840	929
	Northern States Power Co.	6.200%	7/1/37	2,705	2,974
	Northern States Power Co.	5.350%	11/1/39	3,295	3,380
	Northern States Power Co.	4.000%	8/15/45	2,100	1,747
	Northern States Power Co.	3.600%	5/15/46	4,475	3,524
	Northern States Power Co.	3.600%	9/15/47	1,000	788
	Northern States Power Co.	2.900%	3/1/50	7,305	5,121
	Northern States Power Co.	2.600%	6/1/51	5,300	3,469
	Northern States Power Co.	3.200%	4/1/52	4,000	2,955
	Northern States Power Co.	4.500%	6/1/52	5,000	4,613
	Northern States Power Co.	5.100%	5/15/53	7,450	7,549
	NorthWestern Corp.	4.176%	11/15/44	2,425	2,008
	NSTAR Electric Co.	3.200%	5/15/27	6,000	5,795
	NSTAR Electric Co.	3.250%	5/15/29	1,430	1,345
	NSTAR Electric Co.	5.500%	3/15/40	5,005	5,082
	NSTAR Electric Co.	4.400%	3/1/44	2,300	2,084
	NSTAR Electric Co.	4.950%	9/15/52	1,936	1,891
	Oglethorpe Power Corp.	5.950%	11/1/39	2,500	2,558
	Oglethorpe Power Corp.	5.375%	11/1/40	6,720	6,469
	Oglethorpe Power Corp.	4.500%	4/1/47	5,290	4,492
	Oglethorpe Power Corp.	5.050%	10/1/48	6,000	5,526
	Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,231
[7]	Oglethorpe Power Corp.	6.200%	12/1/53	6,250	6,725
	Ohio Edison Co.	6.875%	7/15/36	4,180	4,699
[5]	Ohio Power Co.	1.625%	1/15/31	5,000	4,044
	Ohio Power Co.	5.000%	6/1/33	3,500	3,524
	Ohio Power Co.	4.150%	4/1/48	800	670
	Ohio Power Co.	4.000%	6/1/49	5,178	4,229
[5]	Ohio Power Co.	2.900%	10/1/51	4,975	3,379
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,388
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	3,936	3,603
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	1,826
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	4,666	4,873
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	1,857
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,975	3,143
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	5,000	5,247
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	3,050	2,975
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,000	1,861
[7]	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	8,500	8,394
	Oncor Electric Delivery Co. LLC	3.700%	11/15/28	3,000	2,898
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,610	2,754
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	9,900	8,886
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	5,052
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	2,550	2,527
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	175
[7]	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	8,165	8,710
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	2,949
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	3,575
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	7,242
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	4,404	4,709
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,393	6,124
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,139
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	3,633
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	8,530	7,004
[5]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	5,112	3,671
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	6,864	5,562
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	11,425	7,545
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	2,355	2,319
[7]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	9,200	9,024
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	3,458	3,590
	ONE Gas Inc.	5.100%	4/1/29	2,500	2,550
	ONE Gas Inc.	2.000%	5/15/30	2,500	2,126
	ONE Gas Inc.	4.658%	2/1/44	5,025	4,554
	ONE Gas Inc.	4.500%	11/1/48	3,000	2,648
	Pacific Gas & Electric Co.	4.950%	6/8/25	5,000	4,966
	Pacific Gas & Electric Co.	3.500%	6/15/25	6,212	6,027
	Pacific Gas & Electric Co.	3.450%	7/1/25	1,000	969
	Pacific Gas & Electric Co.	3.150%	1/1/26	25,389	24,322
	Pacific Gas & Electric Co.	2.100%	8/1/27	5,000	4,509
	Pacific Gas & Electric Co.	3.300%	12/1/27	20,800	19,427
	Pacific Gas & Electric Co.	3.000%	6/15/28	1,000	911
	Pacific Gas & Electric Co.	3.750%	7/1/28	17,500	16,392
	Pacific Gas & Electric Co.	6.100%	1/15/29	9,908	10,247
	Pacific Gas & Electric Co.	4.550%	7/1/30	34,000	32,392
	Pacific Gas & Electric Co.	2.500%	2/1/31	26,516	21,902
	Pacific Gas & Electric Co.	3.250%	6/1/31	9,500	8,234
	Pacific Gas & Electric Co.	4.400%	3/1/32	1,000	925
	Pacific Gas & Electric Co.	6.150%	1/15/33	7,500	7,775
	Pacific Gas & Electric Co.	6.400%	6/15/33	6,019	6,338
	Pacific Gas & Electric Co.	6.950%	3/15/34	20,100	22,129
	Pacific Gas & Electric Co.	4.500%	7/1/40	27,631	23,341
	Pacific Gas & Electric Co.	3.300%	8/1/40	13,200	9,675
	Pacific Gas & Electric Co.	4.200%	6/1/41	5,000	4,004
	Pacific Gas & Electric Co.	4.750%	2/15/44	10,500	8,775
	Pacific Gas & Electric Co.	4.300%	3/15/45	7,000	5,474
	Pacific Gas & Electric Co.	4.250%	3/15/46	5,000	3,853
	Pacific Gas & Electric Co.	3.950%	12/1/47	13,300	9,777
	Pacific Gas & Electric Co.	4.950%	7/1/50	43,977	37,713
	Pacific Gas & Electric Co.	3.500%	8/1/50	22,702	15,730
	Pacific Gas & Electric Co.	6.750%	1/15/53	20,750	22,630
	Pacific Gas & Electric Co.	6.700%	4/1/53	7,795	8,485
	PacifiCorp	3.500%	6/15/29	8,000	7,502
	PacifiCorp	2.700%	9/15/30	7,473	6,464
	PacifiCorp	7.700%	11/15/31	985	1,150
	PacifiCorp	5.250%	6/15/35	2,875	2,880
	PacifiCorp	6.100%	8/1/36	3,925	4,198
	PacifiCorp	5.750%	4/1/37	5,853	6,010
	PacifiCorp	6.250%	10/15/37	9,410	10,092
	PacifiCorp	6.350%	7/15/38	2,650	2,860
	PacifiCorp	6.000%	1/15/39	1,135	1,190
	PacifiCorp	4.100%	2/1/42	2,006	1,667
	PacifiCorp	4.125%	1/15/49	14,900	12,096
	PacifiCorp	4.150%	2/15/50	4,000	3,247
	PacifiCorp	3.300%	3/15/51	20,089	13,959
	PacifiCorp	2.900%	6/15/52	3,700	2,382
	PacifiCorp	5.350%	12/1/53	7,785	7,487
	PacifiCorp	5.500%	5/15/54	12,000	11,788
	PECO Energy Co.	4.900%	6/15/33	11,375	11,569
	PECO Energy Co.	5.950%	10/1/36	2,500	2,720
	PECO Energy Co.	4.150%	10/1/44	2,732	2,383
	PECO Energy Co.	3.000%	9/15/49	3,740	2,673
	PECO Energy Co.	2.800%	6/15/50	10,900	7,441
	PECO Energy Co.	3.050%	3/15/51	4,000	2,838
	PECO Energy Co.	2.850%	9/15/51	3,325	2,228
	PECO Energy Co.	4.600%	5/15/52	4,000	3,764
	PECO Energy Co.	4.375%	8/15/52	4,507	4,061
[5]	PG&E Energy Recovery Funding LLC	1.460%	7/15/31	2,901	2,549
[5]	PG&E Energy Recovery Funding LLC	2.280%	1/15/36	6,760	5,266
[5]	PG&E Energy Recovery Funding LLC	2.822%	7/15/46	5,025	3,652
[5]	PG&E Recovery Funding LLC	5.045%	7/15/32	948	955
[5]	PG&E Recovery Funding LLC	5.256%	1/15/38	15,970	16,331
[5]	PG&E Recovery Funding LLC	5.536%	7/15/47	4,970	5,182

83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/30	9,488	9,143
[5]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/31	2,468	2,394
[5]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	2,800	2,668
[5]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/37	4,275	4,224
[5]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/41	3,425	3,359
[5]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	12,725	11,554
[5]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/47	12,025	12,145
[5]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	2,850	2,671
[5]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/52	3,850	3,857
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	8,327	7,791
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	3,700	3,159
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	4,890	5,036
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,095
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	6,223	4,571
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	10,900	7,607
	Pinnacle West Capital Corp.	1.300%	6/15/25	6,000	5,651
	Potomac Electric Power Co.	6.500%	11/15/37	4,118	4,717
	Potomac Electric Power Co.	4.150%	3/15/43	4,200	3,745
	PPL Capital Funding Inc.	3.100%	5/15/26	7,779	7,460
	PPL Electric Utilities Corp.	5.000%	5/15/33	10,000	10,234
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	2,554
	PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	1,596
	PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	3,495
	PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	3,775
	PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	2,464
	PPL Electric Utilities Corp.	5.250%	5/15/53	7,000	7,228
	Progress Energy Inc.	6.000%	12/1/39	6,382	6,695
	Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,084
[5]	Public Service Co. of Colorado	1.900%	1/15/31	3,500	2,904
	Public Service Co. of Colorado	1.875%	6/15/31	15,425	12,735
[5]	Public Service Co. of Colorado	4.100%	6/1/32	5,500	5,252
[5]	Public Service Co. of Colorado	6.250%	9/1/37	400	435
	Public Service Co. of Colorado	6.500%	8/1/38	75	84
	Public Service Co. of Colorado	3.600%	9/15/42	5,116	4,050
	Public Service Co. of Colorado	4.300%	3/15/44	3,475	3,004
	Public Service Co. of Colorado	3.800%	6/15/47	3,100	2,469
	Public Service Co. of Colorado	4.100%	6/15/48	3,695	3,015
	Public Service Co. of Colorado	4.050%	9/15/49	4,800	3,908
[5]	Public Service Co. of Colorado	3.200%	3/1/50	7,200	5,136
[5]	Public Service Co. of Colorado	2.700%	1/15/51	19,705	12,473
[5]	Public Service Co. of Colorado	4.500%	6/1/52	4,000	3,503
	Public Service Co. of Colorado	5.250%	4/1/53	23,965	23,901
	Public Service Co. of New Hampshire	5.350%	10/1/33	4,000	4,192
	Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,297
	Public Service Co. of New Hampshire	5.150%	1/15/53	4,800	4,866
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,000	5,039
[5]	Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,141
[5]	Public Service Electric & Gas Co.	0.950%	3/15/26	4,500	4,160
[5]	Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	2,880
[5]	Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	2,860
[5]	Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	6,761
[5]	Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,211
[5]	Public Service Electric & Gas Co.	3.100%	3/15/32	5,000	4,474
[5]	Public Service Electric & Gas Co.	4.900%	12/15/32	6,300	6,403
[5]	Public Service Electric & Gas Co.	4.650%	3/15/33	5,000	4,996
	Public Service Electric & Gas Co.	5.200%	8/1/33	5,500	5,736
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Public Service Electric & Gas Co.	5.800%	5/1/37	875	926
[5]	Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	3,707
[5]	Public Service Electric & Gas Co.	3.650%	9/1/42	650	541
[5]	Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	7,586
[5]	Public Service Electric & Gas Co.	3.600%	12/1/47	3,075	2,489
[5]	Public Service Electric & Gas Co.	3.850%	5/1/49	6,500	5,420
[5]	Public Service Electric & Gas Co.	3.150%	1/1/50	7,300	5,365
[5]	Public Service Electric & Gas Co.	2.700%	5/1/50	8,950	6,146
[5]	Public Service Electric & Gas Co.	2.050%	8/1/50	5,000	2,919
[5]	Public Service Electric & Gas Co.	3.000%	3/1/51	5,500	3,947
[5]	Public Service Electric & Gas Co.	5.125%	3/15/53	3,605	3,743
	Public Service Electric & Gas Co.	5.450%	8/1/53	12,083	13,059
	Public Service Enterprise Group Inc.	0.800%	8/15/25	5,000	4,673
	Public Service Enterprise Group Inc.	5.850%	11/15/27	5,000	5,207
	Public Service Enterprise Group Inc.	5.875%	10/15/28	5,000	5,247
	Public Service Enterprise Group Inc.	1.600%	8/15/30	16,864	13,791
	Public Service Enterprise Group Inc.	6.125%	10/15/33	10,000	10,754
	Puget Energy Inc.	3.650%	5/15/25	4,280	4,172
	Puget Energy Inc.	2.379%	6/15/28	2,899	2,588
	Puget Energy Inc.	4.100%	6/15/30	5,200	4,773
	Puget Energy Inc.	4.224%	3/15/32	5,600	5,067
	Puget Sound Energy Inc.	6.274%	3/15/37	3,840	4,155
	Puget Sound Energy Inc.	5.757%	10/1/39	5,540	5,723
	Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,563
	Puget Sound Energy Inc.	5.638%	4/15/41	4,425	4,527
	Puget Sound Energy Inc.	4.300%	5/20/45	6,005	5,136
	Puget Sound Energy Inc.	4.223%	6/15/48	5,225	4,442
	San Diego Gas & Electric Co.	4.950%	8/15/28	4,000	4,083
[5]	San Diego Gas & Electric Co.	1.700%	10/1/30	8,800	7,287
[5]	San Diego Gas & Electric Co.	3.000%	3/15/32	6,000	5,327
	San Diego Gas & Electric Co.	6.000%	6/1/39	4,461	4,802
	San Diego Gas & Electric Co.	4.500%	8/15/40	5,670	5,212
[5]	San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	4,633
	San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	4,360
[5]	San Diego Gas & Electric Co.	3.320%	4/15/50	5,675	4,055
	San Diego Gas & Electric Co.	3.700%	3/15/52	10,000	7,758
	San Diego Gas & Electric Co.	5.350%	4/1/53	8,300	8,432
[5]	SCE Recovery Funding LLC	4.697%	6/15/40	4,168	4,123
[5]	SCE Recovery Funding LLC	2.943%	11/15/42	2,475	2,040
[5]	SCE Recovery Funding LLC	3.240%	11/15/46	1,600	1,202
[5]	SCE Recovery Funding LLC	5.112%	12/15/47	3,475	3,448
	Sempra	3.300%	4/1/25	8,000	7,803
	Sempra	3.250%	6/15/27	7,595	7,202
	Sempra	3.400%	2/1/28	14,958	14,265
	Sempra	3.700%	4/1/29	5,000	4,763
	Sempra	5.500%	8/1/33	10,285	10,661
	Sempra	3.800%	2/1/38	13,250	11,346
	Sempra	6.000%	10/15/39	8,125	8,559
	Sempra	4.000%	2/1/48	4,570	3,763
	Sempra	4.125%	4/1/52	8,350	7,193
	Sierra Pacific Power Co.	2.600%	5/1/26	5,175	4,927
[7]	Sierra Pacific Power Co.	5.900%	3/15/54	5,000	5,312
[5]	Southern California Edison Co.	3.700%	8/1/25	12,075	11,832
[5]	Southern California Edison Co.	1.200%	2/1/26	3,000	2,792
[5]	Southern California Edison Co.	4.700%	6/1/27	5,000	5,033
	Southern California Edison Co.	5.850%	11/1/27	3,000	3,134
[5]	Southern California Edison Co.	3.650%	3/1/28	6,875	6,592
	Southern California Edison Co.	5.650%	10/1/28	6,000	6,256
[5]	Southern California Edison Co.	4.200%	3/1/29	8,000	7,841
	Southern California Edison Co.	6.650%	4/1/29	850	906
	Southern California Edison Co.	2.850%	8/1/29	10,405	9,493
	Southern California Edison Co.	2.250%	6/1/30	7,000	6,012
[5]	Southern California Edison Co.	2.500%	6/1/31	5,275	4,527

84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	2.750%	2/1/32	3,500	3,033
	Southern California Edison Co.	5.950%	11/1/32	5,100	5,481
	Southern California Edison Co.	6.000%	1/15/34	5,655	6,219
[5]	Southern California Edison Co.	5.750%	4/1/35	800	834
[5]	Southern California Edison Co.	5.350%	7/15/35	4,085	4,210
	Southern California Edison Co.	5.625%	2/1/36	2,445	2,495
[5]	Southern California Edison Co.	5.950%	2/1/38	2,800	2,938
	Southern California Edison Co.	6.050%	3/15/39	1,460	1,548
	Southern California Edison Co.	5.500%	3/15/40	5,472	5,534
	Southern California Edison Co.	4.500%	9/1/40	6,882	6,174
	Southern California Edison Co.	4.050%	3/15/42	16,496	13,914
[5]	Southern California Edison Co.	3.900%	3/15/43	3,025	2,478
	Southern California Edison Co.	4.650%	10/1/43	8,575	7,816
[5]	Southern California Edison Co.	3.600%	2/1/45	9,900	7,679
	Southern California Edison Co.	4.000%	4/1/47	13,531	11,100
[5]	Southern California Edison Co.	4.125%	3/1/48	13,370	11,273
[5]	Southern California Edison Co.	4.875%	3/1/49	6,400	5,904
	Southern California Edison Co.	3.650%	2/1/50	15,452	11,978
[5]	Southern California Edison Co.	2.950%	2/1/51	7,000	4,768
[5]	Southern California Edison Co.	3.650%	6/1/51	5,300	3,991
	Southern California Edison Co.	3.450%	2/1/52	5,300	3,872
[5]	Southern California Edison Co.	5.450%	6/1/52	3,800	3,778
	Southern California Edison Co.	5.700%	3/1/53	5,380	5,667
	Southern California Edison Co.	5.875%	12/1/53	8,000	8,637
	Southern California Gas Co.	3.200%	6/15/25	560	546
[5]	Southern California Gas Co.	2.600%	6/15/26	12,015	11,464
	Southern California Gas Co.	2.950%	4/15/27	12,000	11,379
[5]	Southern California Gas Co.	2.550%	2/1/30	10,020	8,815
	Southern California Gas Co.	5.200%	6/1/33	5,000	5,147
	Southern California Gas Co.	3.750%	9/15/42	4,075	3,301
[5]	Southern California Gas Co.	4.125%	6/1/48	5,800	4,912
[5]	Southern California Gas Co.	4.300%	1/15/49	4,500	3,823
[5]	Southern California Gas Co.	3.950%	2/15/50	4,500	3,582
	Southern California Gas Co.	6.350%	11/15/52	5,100	5,835
	Southern California Gas Co.	5.750%	6/1/53	5,400	5,701
	Southern Co.	5.150%	10/6/25	2,000	2,006
	Southern Co.	3.250%	7/1/26	22,141	21,357
	Southern Co.	5.113%	8/1/27	5,300	5,374
[5]	Southern Co.	1.750%	3/15/28	5,000	4,446
	Southern Co.	4.850%	6/15/28	17,020	17,147
	Southern Co.	5.500%	3/15/29	10,000	10,408
[5]	Southern Co.	3.700%	4/30/30	2,200	2,075
	Southern Co.	5.700%	10/15/32	5,050	5,316
	Southern Co.	5.200%	6/15/33	25,245	25,759
	Southern Co.	5.700%	3/15/34	6,000	6,319
	Southern Co.	4.250%	7/1/36	11,245	10,334
	Southern Co.	4.400%	7/1/46	23,836	21,017
[5]	Southern Co.	4.000%	1/15/51	5,000	4,773
[5]	Southern Co.	3.750%	9/15/51	13,919	12,680
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	10,875	10,463
[5]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	14,500	11,842
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	6,504	6,595
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,000	4,204
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	6,435
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,500	1,272
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,725	3,684
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	13,495	11,418
	Southern Power Co.	4.150%	12/1/25	4,525	4,458
	Southern Power Co.	0.900%	1/15/26	1,000	922
	Southern Power Co.	5.150%	9/15/41	4,990	4,710
	Southern Power Co.	5.250%	7/15/43	2,635	2,493
[5]	Southern Power Co.	4.950%	12/15/46	3,965	3,563
	Southwest Gas Corp.	5.800%	12/1/27	2,000	2,059
	Southwest Gas Corp.	3.700%	4/1/28	2,500	2,376
	Southwest Gas Corp.	2.200%	6/15/30	5,000	4,247
	Southwest Gas Corp.	4.050%	3/15/32	6,000	5,624
	Southwest Gas Corp.	3.800%	9/29/46	2,600	1,947
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwest Gas Corp.	4.150%	6/1/49	2,300	1,808
[5]	Southwestern Electric Power Co.	1.650%	3/15/26	10,300	9,599
[5]	Southwestern Electric Power Co.	2.750%	10/1/26	6,266	5,889
[5]	Southwestern Electric Power Co.	4.100%	9/15/28	8,962	8,666
	Southwestern Electric Power Co.	5.300%	4/1/33	4,500	4,508
	Southwestern Electric Power Co.	6.200%	3/15/40	5,475	5,815
[5]	Southwestern Electric Power Co.	3.900%	4/1/45	6,491	5,010
[5]	Southwestern Electric Power Co.	3.850%	2/1/48	10,024	7,534
	Southwestern Electric Power Co.	3.250%	11/1/51	7,000	4,726
	Southwestern Public Service Co.	4.500%	8/15/41	4,164	3,701
	Southwestern Public Service Co.	3.400%	8/15/46	8,460	6,148
	Southwestern Public Service Co.	3.700%	8/15/47	7,200	5,481
[5]	Southwestern Public Service Co.	4.400%	11/15/48	3,610	3,044
	Southwestern Public Service Co.	3.750%	6/15/49	7,525	5,779
[5]	Southwestern Public Service Co.	3.150%	5/1/50	11,750	8,092
	Spire Missouri Inc.	4.800%	2/15/33	3,000	3,003
	Tampa Electric Co.	2.400%	3/15/31	4,500	3,798
	Tampa Electric Co.	4.100%	6/15/42	2,250	1,942
	Tampa Electric Co.	4.350%	5/15/44	2,300	1,963
	Tampa Electric Co.	4.300%	6/15/48	4,065	3,411
	Tampa Electric Co.	3.625%	6/15/50	2,000	1,505
	Tampa Electric Co.	3.450%	3/15/51	4,500	3,272
	Tampa Electric Co.	5.000%	7/15/52	5,000	4,751
	Toledo Edison Co.	6.150%	5/15/37	2,769	2,989
	Tucson Electric Power Co.	3.050%	3/15/25	2,000	1,951
	Tucson Electric Power Co.	1.500%	8/1/30	2,500	2,040
	Tucson Electric Power Co.	3.250%	5/15/32	3,000	2,671
	Tucson Electric Power Co.	4.850%	12/1/48	2,675	2,440
	Tucson Electric Power Co.	5.500%	4/15/53	4,750	4,836
	Union Electric Co.	2.950%	6/15/27	17,194	16,395
	Union Electric Co.	3.500%	3/15/29	3,650	3,458
	Union Electric Co.	2.950%	3/15/30	4,525	4,085
	Union Electric Co.	2.150%	3/15/32	5,600	4,641
	Union Electric Co.	5.300%	8/1/37	3,882	4,017
	Union Electric Co.	8.450%	3/15/39	2,365	3,102
	Union Electric Co.	3.900%	9/15/42	175	147
	Union Electric Co.	3.650%	4/15/45	3,625	2,853
	Union Electric Co.	4.000%	4/1/48	8,500	7,007
	Union Electric Co.	3.250%	10/1/49	4,840	3,396
	Union Electric Co.	2.625%	3/15/51	7,500	4,787
	Union Electric Co.	3.900%	4/1/52	5,200	4,297
	Union Electric Co.	5.450%	3/15/53	5,500	5,675
	United Utilities plc	6.875%	8/15/28	175	189
[5]	Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,365
[5]	Virginia Electric & Power Co.	3.150%	1/15/26	14,820	14,372
[5]	Virginia Electric & Power Co.	2.950%	11/15/26	14,506	13,861
[5]	Virginia Electric & Power Co.	3.500%	3/15/27	6,850	6,620
[5]	Virginia Electric & Power Co.	3.800%	4/1/28	11,552	11,205
[5]	Virginia Electric & Power Co.	2.875%	7/15/29	2,882	2,648
	Virginia Electric & Power Co.	2.300%	11/15/31	25,550	21,512
	Virginia Electric & Power Co.	2.400%	3/30/32	6,650	5,617
	Virginia Electric & Power Co.	5.000%	4/1/33	7,500	7,594
	Virginia Electric & Power Co.	5.300%	8/15/33	5,500	5,680
[5]	Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,154
[5]	Virginia Electric & Power Co.	6.000%	5/15/37	6,835	7,359
	Virginia Electric & Power Co.	6.350%	11/30/37	3,150	3,470
	Virginia Electric & Power Co.	8.875%	11/15/38	4,945	6,750
	Virginia Electric & Power Co.	4.000%	1/15/43	17,262	14,744
[5]	Virginia Electric & Power Co.	4.650%	8/15/43	6,005	5,509
	Virginia Electric & Power Co.	4.450%	2/15/44	7,656	6,842
[5]	Virginia Electric & Power Co.	4.200%	5/15/45	7,384	6,324
[5]	Virginia Electric & Power Co.	4.000%	11/15/46	9,685	8,030
[5]	Virginia Electric & Power Co.	3.800%	9/15/47	7,604	6,090
	Virginia Electric & Power Co.	4.600%	12/1/48	10,700	9,690
	Virginia Electric & Power Co.	3.300%	12/1/49	2,406	1,761
	Virginia Electric & Power Co.	2.450%	12/15/50	21,971	13,545
	Virginia Electric & Power Co.	2.950%	11/15/51	14,625	9,987

85

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Virginia Electric & Power Co.	4.625%	5/15/52	5,400	4,885
	Virginia Electric & Power Co.	5.450%	4/1/53	20,740	21,402
	Virginia Electric & Power Co.	5.700%	8/15/53	9,500	10,089
[5]	Washington Gas Light Co.	3.796%	9/15/46	3,550	2,711
[5]	Washington Gas Light Co.	3.650%	9/15/49	4,285	3,221
	WEC Energy Group Inc.	3.550%	6/15/25	926	902
	WEC Energy Group Inc.	5.000%	9/27/25	1,587	1,585
	WEC Energy Group Inc.	4.750%	1/9/26	4,500	4,482
	WEC Energy Group Inc.	5.600%	9/12/26	5,000	5,091
	WEC Energy Group Inc.	5.150%	10/1/27	2,000	2,030
	WEC Energy Group Inc.	1.375%	10/15/27	11,500	10,169
	WEC Energy Group Inc.	4.750%	1/15/28	4,500	4,501
	WEC Energy Group Inc.	2.200%	12/15/28	5,300	4,716
	WEC Energy Group Inc.	1.800%	10/15/30	5,000	4,083
	Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	1,942
	Wisconsin Electric Power Co.	1.700%	6/15/28	2,500	2,222
	Wisconsin Electric Power Co.	4.750%	9/30/32	10,997	11,111
	Wisconsin Electric Power Co.	5.625%	5/15/33	150	162
	Wisconsin Electric Power Co.	5.700%	12/1/36	100	106
	Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	2,385
	Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,169
	Wisconsin Power & Light Co.	3.000%	7/1/29	4,471	4,142
	Wisconsin Power & Light Co.	4.950%	4/1/33	3,500	3,507
	Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,343
	Wisconsin Power & Light Co.	3.650%	4/1/50	4,000	3,070
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,000	2,018
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,140
	Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	4,058
	Wisconsin Public Service Corp.	2.850%	12/1/51	4,045	2,680
	Xcel Energy Inc.	3.300%	6/1/25	12,900	12,593
	Xcel Energy Inc.	1.750%	3/15/27	4,000	3,649
	Xcel Energy Inc.	4.000%	6/15/28	13,245	12,925
	Xcel Energy Inc.	2.600%	12/1/29	23,005	20,572
	Xcel Energy Inc.	3.400%	6/1/30	14,679	13,536
	Xcel Energy Inc.	2.350%	11/15/31	3,200	2,636
	Xcel Energy Inc.	4.600%	6/1/32	3,000	2,929
	Xcel Energy Inc.	6.500%	7/1/36	1,646	1,845
	Xcel Energy Inc.	3.500%	12/1/49	9,276	6,860
					6,271,288
Total Corporate Bonds (Cost $77,163,983)					71,010,060
Sovereign Bonds (3.2%)
[5]	African Development Bank	0.875%	3/23/26	36,000	33,426
[5]	African Development Bank	0.875%	7/22/26	18,725	17,223
	African Development Bank	4.625%	1/4/27	15,500	15,723
[5]	African Development Bank	4.375%	11/3/27	31,200	31,543
	African Development Bank	4.375%	3/14/28	21,900	22,176
[5]	Asian Development Bank	2.000%	1/22/25	13,225	12,850
[5]	Asian Development Bank	2.125%	3/19/25	13,404	13,003
	Asian Development Bank	0.625%	4/29/25	13,400	12,719
[5]	Asian Development Bank	2.875%	5/6/25	43,180	42,205
[5]	Asian Development Bank	4.625%	6/13/25	14,950	14,967
[5]	Asian Development Bank	0.375%	9/3/25	75,611	70,670
	Asian Development Bank	4.250%	1/9/26	46,600	46,571
[5]	Asian Development Bank	0.500%	2/4/26	67,225	62,182
[5]	Asian Development Bank	1.000%	4/14/26	40,000	37,204
[5]	Asian Development Bank	2.000%	4/24/26	1,700	1,617
[5]	Asian Development Bank	1.750%	8/14/26	7,666	7,215
[5]	Asian Development Bank	2.625%	1/12/27	11,224	10,748
[5]	Asian Development Bank	1.500%	1/20/27	48,150	44,576
[5]	Asian Development Bank	2.375%	8/10/27	5,265	4,975
	Asian Development Bank	6.220%	8/15/27	2,175	2,313
[5]	Asian Development Bank	3.125%	8/20/27	39,175	37,956
[5]	Asian Development Bank	2.500%	11/2/27	46,115	43,598
[5]	Asian Development Bank	2.750%	1/19/28	450	428
[5]	Asian Development Bank	3.750%	4/25/28	31,150	30,810
[5]	Asian Development Bank	1.250%	6/9/28	5,000	4,440
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Asian Development Bank	4.500%	8/25/28	39,125	39,928
[5]	Asian Development Bank	3.125%	9/26/28	15,188	14,621
[5]	Asian Development Bank	1.750%	9/19/29	6,340	5,621
[5]	Asian Development Bank	1.875%	1/24/30	10,865	9,606
[5]	Asian Development Bank	0.750%	10/8/30	19,000	15,334
[5]	Asian Development Bank	1.500%	3/4/31	34,200	28,874
	Asian Development Bank	3.125%	4/27/32	25,000	23,397
[5]	Asian Development Bank	3.875%	9/28/32	9,600	9,472
[5]	Asian Development Bank	4.000%	1/12/33	22,530	22,456
[5]	Asian Development Bank	3.875%	6/14/33	22,450	22,136
	Asian Infrastructure Investment Bank	0.500%	5/28/25	14,200	13,403
	Asian Infrastructure Investment Bank	3.375%	6/29/25	30,000	29,451
	Asian Infrastructure Investment Bank	0.500%	1/27/26	33,000	30,493
	Asian Infrastructure Investment Bank	4.875%	9/14/26	19,070	19,388
	Asian Infrastructure Investment Bank	3.750%	9/14/27	60,000	59,235
	Asian Infrastructure Investment Bank	4.000%	1/18/28	25,315	25,182
	Canadian Government Bond	1.625%	1/22/25	26,500	25,685
	Canadian Government Bond	2.875%	4/28/25	28,580	27,952
	Canadian Government Bond	0.750%	5/19/26	45,000	41,550
	Canadian Government Bond	3.750%	4/26/28	32,300	32,029
	Corp. Andina de Fomento	1.625%	9/23/25	3,500	3,299
	Corp. Andina de Fomento	5.250%	11/21/25	25,715	25,752
	Corp. Andina de Fomento	4.750%	4/1/26	7,240	7,190
	Corp. Andina de Fomento	2.250%	2/8/27	8,100	7,474
	Corp. Andina de Fomento	6.000%	4/26/27	11,920	12,332
	Council of Europe Development Bank	1.375%	2/27/25	11,435	11,004
	Council of Europe Development Bank	3.000%	6/16/25	6,240	6,098
	Council of Europe Development Bank	3.750%	5/25/26	13,075	12,932
	Council of Europe Development Bank	0.875%	9/22/26	20,900	19,135
	Council of Europe Development Bank	3.625%	1/26/28	16,100	15,849
[5,7]	Electricite de France SA	4.750%	10/13/35	2,059	1,952
	Equinor ASA	2.875%	4/6/25	500	488
	Equinor ASA	1.750%	1/22/26	10,247	9,694
	Equinor ASA	3.000%	4/6/27	3,254	3,115
	Equinor ASA	7.250%	9/23/27	4,350	4,772
	Equinor ASA	3.625%	9/10/28	9,652	9,415
[7]	Equinor ASA	6.500%	12/1/28	225	244
	Equinor ASA	3.125%	4/6/30	17,391	16,357
	Equinor ASA	2.375%	5/22/30	26,288	23,493
	Equinor ASA	5.100%	8/17/40	11,100	11,412
	Equinor ASA	4.250%	11/23/41	3,100	2,863
	Equinor ASA	3.950%	5/15/43	3,025	2,671
	Equinor ASA	4.800%	11/8/43	12,295	12,094
	Equinor ASA	3.250%	11/18/49	11,671	8,844
	Equinor ASA	3.700%	4/6/50	19,825	16,370
[5]	European Bank for Reconstruction & Development	1.500%	2/13/25	2,265	2,185
	European Bank for Reconstruction & Development	0.500%	5/19/25	20,900	19,751
[5]	European Bank for Reconstruction & Development	0.500%	11/25/25	22,100	20,545
[5]	European Bank for Reconstruction & Development	0.500%	1/28/26	26,175	24,222
[5]	European Bank for Reconstruction & Development	4.375%	3/9/28	35,400	35,901
	European Investment Bank	1.875%	2/10/25	15,100	14,648
	European Investment Bank	1.625%	3/14/25	47,900	46,225
	European Investment Bank	0.625%	7/25/25	52,600	49,560

86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	European Investment Bank	2.750%	8/15/25	60,000	58,403
	European Investment Bank	0.375%	12/15/25	57,200	53,005
	European Investment Bank	0.375%	3/26/26	65,800	60,486
	European Investment Bank	2.125%	4/13/26	23,000	21,966
	European Investment Bank	0.750%	10/26/26	28,000	25,532
[5]	European Investment Bank	1.375%	3/15/27	31,000	28,523
	European Investment Bank	2.375%	5/24/27	22,528	21,346
	European Investment Bank	0.625%	10/21/27	4,000	3,526
	European Investment Bank	3.250%	11/15/27	27,000	26,267
	European Investment Bank	3.875%	3/15/28	51,700	51,487
	European Investment Bank	4.500%	10/16/28	37,400	38,237
	European Investment Bank	1.625%	10/9/29	3,060	2,693
	European Investment Bank	0.875%	5/17/30	3,000	2,480
	European Investment Bank	3.625%	7/15/30	48,625	47,594
	European Investment Bank	0.750%	9/23/30	17,010	13,825
	European Investment Bank	1.250%	2/14/31	23,015	19,234
	European Investment Bank	3.750%	2/14/33	25,875	25,399
	European Investment Bank	4.875%	2/15/36	14,460	15,479
[8]	Export Development Canada	3.375%	8/26/25	28,000	27,509
[8]	Export Development Canada	4.375%	6/29/26	33,300	33,442
[8]	Export Development Canada	3.000%	5/25/27	22,100	21,339
[8]	Export Development Canada	3.875%	2/14/28	23,300	23,157
	Export-Import Bank of Korea	2.875%	1/21/25	13,400	13,132
	Export-Import Bank of Korea	1.875%	2/12/25	1,000	968
	Export-Import Bank of Korea	5.375%	9/18/25	8,500	8,589
	Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,034
	Export-Import Bank of Korea	4.875%	1/11/26	4,800	4,809
	Export-Import Bank of Korea	0.625%	2/9/26	5,000	4,587
	Export-Import Bank of Korea	2.625%	5/26/26	10,500	9,991
	Export-Import Bank of Korea	3.250%	8/12/26	425	409
	Export-Import Bank of Korea	1.625%	1/18/27	5,600	5,141
	Export-Import Bank of Korea	2.375%	4/21/27	4,080	3,812
	Export-Import Bank of Korea	4.250%	9/15/27	7,750	7,674
	Export-Import Bank of Korea	5.000%	1/11/28	6,300	6,417
	Export-Import Bank of Korea	1.250%	9/21/30	19,450	15,729
	Export-Import Bank of Korea	1.375%	2/9/31	3,400	2,739
	Export-Import Bank of Korea	2.125%	1/18/32	8,900	7,438
	Export-Import Bank of Korea	4.500%	9/15/32	5,300	5,263
	Export-Import Bank of Korea	5.125%	1/11/33	13,070	13,561
	Export-Import Bank of Korea	5.125%	9/18/33	8,200	8,521
	Export-Import Bank of Korea	2.500%	6/29/41	9,825	7,187
[5]	Hong Kong Government International Bond	1.750%	11/24/31	11,087	9,322
[5]	Hydro-Quebec	8.500%	12/1/29	3,940	4,706
	Inter-American Development Bank	2.125%	1/15/25	21,000	20,443
[5]	Inter-American Development Bank	1.750%	3/14/25	25,500	24,634
	Inter-American Development Bank	0.875%	4/3/25	6,114	5,833
	Inter-American Development Bank	7.000%	6/15/25	6,750	6,957
	Inter-American Development Bank	0.625%	7/15/25	35,475	33,439
[5]	Inter-American Development Bank	0.875%	4/20/26	40,000	37,096
[5]	Inter-American Development Bank	4.500%	5/15/26	30,000	30,200
[5]	Inter-American Development Bank	2.000%	6/2/26	29,907	28,387
	Inter-American Development Bank	2.000%	7/23/26	7,715	7,308
	Inter-American Development Bank	4.375%	2/1/27	24,360	24,555
	Inter-American Development Bank	2.375%	7/7/27	28,500	26,946
	Inter-American Development Bank	0.625%	9/16/27	33,700	29,802
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	4.000%	1/12/28	54,600	54,530
	Inter-American Development Bank	1.125%	7/20/28	21,100	18,583
	Inter-American Development Bank	3.125%	9/18/28	25,000	24,057
	Inter-American Development Bank	2.250%	6/18/29	23,200	21,212
[5]	Inter-American Development Bank	1.125%	1/13/31	70,825	58,458
[5]	Inter-American Development Bank	3.500%	4/12/33	24,100	23,065
[5]	Inter-American Development Bank	4.500%	9/13/33	31,025	32,093
[5]	Inter-American Development Bank	3.875%	10/28/41	350	323
	Inter-American Development Bank	3.200%	8/7/42	6,901	5,791
	Inter-American Development Bank	4.375%	1/24/44	4,600	4,534
	Inter-American Investment Corp.	4.125%	2/15/28	13,000	12,977
	Inter-American Investment Corp.	4.750%	9/19/28	6,975	7,151
	International Bank for Reconstruction & Development	1.625%	1/15/25	17,960	17,396
	International Bank for Reconstruction & Development	0.750%	3/11/25	32,150	30,702
	International Bank for Reconstruction & Development	0.625%	4/22/25	83,940	79,765
	International Bank for Reconstruction & Development	0.375%	7/28/25	60,000	56,273
[5]	International Bank for Reconstruction & Development	2.500%	7/29/25	37,450	36,325
	International Bank for Reconstruction & Development	0.500%	10/28/25	52,000	48,474
[5]	International Bank for Reconstruction & Development	3.125%	11/20/25	19,620	19,170
	International Bank for Reconstruction & Development	8.875%	3/1/26	450	489
	International Bank for Reconstruction & Development	0.875%	7/15/26	26,500	24,418
[5]	International Bank for Reconstruction & Development	1.875%	10/27/26	11,316	10,641
	International Bank for Reconstruction & Development	3.125%	6/15/27	100,000	96,973
[5]	International Bank for Reconstruction & Development	2.500%	11/22/27	15,000	14,172
	International Bank for Reconstruction & Development	0.750%	11/24/27	44,050	38,867
[5]	International Bank for Reconstruction & Development	1.375%	4/20/28	22,500	20,176
	International Bank for Reconstruction & Development	3.500%	7/12/28	53,100	52,009
	International Bank for Reconstruction & Development	4.625%	8/1/28	47,850	49,086
	International Bank for Reconstruction & Development	1.125%	9/13/28	24,575	21,570
	International Bank for Reconstruction & Development	3.625%	9/21/29	16,150	15,850
[5]	International Bank for Reconstruction & Development	1.750%	10/23/29	12,680	11,208
	International Bank for Reconstruction & Development	3.875%	2/14/30	94,425	93,725
	International Bank for Reconstruction & Development	0.875%	5/14/30	15,000	12,353
	International Bank for Reconstruction & Development	4.000%	7/25/30	39,375	39,328
	International Bank for Reconstruction & Development	0.750%	8/26/30	36,870	29,853
	International Bank for Reconstruction & Development	1.250%	2/10/31	79,765	66,316

87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	1.625%	11/3/31	95,000	80,037
	International Bank for Reconstruction & Development	2.500%	3/29/32	31,750	28,421
	International Bank for Reconstruction & Development	4.750%	11/14/33	20,400	21,552
[5]	International Bank for Reconstruction & Development	4.750%	2/15/35	2,500	2,607
[5]	International Finance Corp.	0.375%	7/16/25	7,000	6,573
[5]	International Finance Corp.	2.125%	4/7/26	15,290	14,599
[5]	International Finance Corp.	4.375%	1/15/27	10,500	10,586
[5]	International Finance Corp.	4.500%	7/13/28	11,200	11,439
	International Finance Corp.	0.750%	8/27/30	8,965	7,269
[5,9]	Japan Bank for International Cooperation	2.125%	2/10/25	14,500	14,065
[9]	Japan Bank for International Cooperation	2.875%	4/14/25	28,000	27,306
[9]	Japan Bank for International Cooperation	0.625%	7/15/25	17,000	15,960
[5,9]	Japan Bank for International Cooperation	2.750%	1/21/26	2,286	2,205
[9]	Japan Bank for International Cooperation	4.250%	1/26/26	27,660	27,504
[5,9]	Japan Bank for International Cooperation	2.375%	4/20/26	2,114	2,014
[9]	Japan Bank for International Cooperation	4.250%	4/27/26	14,425	14,332
[5,9]	Japan Bank for International Cooperation	2.250%	11/4/26	18,000	16,934
[9]	Japan Bank for International Cooperation	2.875%	6/1/27	19,000	18,107
[9]	Japan Bank for International Cooperation	2.875%	7/21/27	12,775	12,165
[9]	Japan Bank for International Cooperation	2.750%	11/16/27	21,850	20,625
[9]	Japan Bank for International Cooperation	4.625%	7/19/28	7,500	7,600
[9]	Japan Bank for International Cooperation	3.250%	7/20/28	12,150	11,615
[9]	Japan Bank for International Cooperation	4.875%	10/18/28	2,325	2,389
[9]	Japan Bank for International Cooperation	3.500%	10/31/28	16,150	15,572
[9]	Japan Bank for International Cooperation	2.125%	2/16/29	20,560	18,451
[9]	Japan Bank for International Cooperation	2.000%	10/17/29	7,000	6,162
[9]	Japan Bank for International Cooperation	1.250%	1/21/31	11,150	9,049
[9]	Japan Bank for International Cooperation	1.875%	4/15/31	19,500	16,461
[9]	Japan International Cooperation Agency	2.750%	4/27/27	8,400	7,962
[9]	Japan International Cooperation Agency	3.250%	5/25/27	30,000	28,851
[9]	Japan International Cooperation Agency	4.000%	5/23/28	7,825	7,707
[9]	Japan International Cooperation Agency	3.375%	6/12/28	4,500	4,317
[9]	Japan International Cooperation Agency	1.000%	7/22/30	4,000	3,226
[9]	Japan International Cooperation Agency	1.750%	4/28/31	3,700	3,078
[10]	KFW	1.250%	1/31/25	45,925	44,244
[10]	KFW	2.000%	5/2/25	16,640	16,080
[10]	KFW	0.375%	7/18/25	78,450	73,647
[10]	KFW	5.125%	9/29/25	27,400	27,704
[10]	KFW	0.625%	1/22/26	65,400	60,724
[10]	KFW	3.625%	4/1/26	34,150	33,719
[10]	KFW	4.625%	8/7/26	44,225	44,716
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	KFW	1.000%	10/1/26	25,000	23,003
[10]	KFW	3.000%	5/20/27	80,330	77,614
[10]	KFW	3.750%	2/15/28	44,000	43,565
[10]	KFW	2.875%	4/3/28	18,635	17,804
[10]	KFW	3.875%	6/15/28	45,775	45,518
[10]	KFW	1.750%	9/14/29	7,225	6,419
[10]	KFW	0.750%	9/30/30	34,750	28,221
[10]	KFW	4.750%	10/29/30	17,200	17,961
[10]	KFW	4.125%	7/15/33	43,200	43,453
[10]	KFW	0.000%	4/18/36	13,280	7,972
[10]	KFW	0.000%	6/29/37	27,892	15,889
	Korea Development Bank	0.750%	1/25/25	9,450	9,051
	Korea Development Bank	3.000%	1/13/26	1,100	1,063
	Korea Development Bank	5.375%	10/23/26	7,650	7,795
	Korea Development Bank	1.375%	4/25/27	11,000	9,941
	Korea Development Bank	4.375%	2/15/28	24,425	24,363
	Korea Development Bank	5.375%	10/23/28	4,150	4,311
	Korea Development Bank	1.625%	1/19/31	9,500	7,825
	Korea Development Bank	2.000%	10/25/31	6,500	5,405
	Korea Development Bank	4.375%	2/15/33	29,000	28,495
	Korea Development Bank	5.625%	10/23/33	4,400	4,742
[10]	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	15,848
[5,10]	Landwirtschaftliche Rentenbank	0.500%	5/27/25	6,175	5,831
[10]	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	14,120
[10]	Landwirtschaftliche Rentenbank	0.875%	3/30/26	26,400	24,500
[5,10]	Landwirtschaftliche Rentenbank	1.750%	7/27/26	11,696	11,008
[5,10]	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	21,838
[5,10]	Landwirtschaftliche Rentenbank	3.875%	6/14/28	16,450	16,376
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/30	21,700	17,690
[5,10]	Landwirtschaftliche Rentenbank	5.000%	10/24/33	12,000	12,907
	Nordic Investment Bank	0.375%	9/11/25	22,100	20,646
	Nordic Investment Bank	5.000%	10/15/25	6,690	6,757
[5]	Nordic Investment Bank	0.500%	1/21/26	15,650	14,492
	Nordic Investment Bank	4.375%	3/14/28	35,075	35,538
[11]	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,175	12,710
[11]	Oesterreichische Kontrollbank AG	0.375%	9/17/25	21,150	19,734
[11]	Oesterreichische Kontrollbank AG	4.125%	1/20/26	7,090	7,057
[5,11]	Oesterreichische Kontrollbank AG	0.500%	2/2/26	29,400	27,169
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/26	7,800	7,975
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/27	15,000	14,774
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/28	21,200	21,338
[5]	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,259
[5]	Oriental Republic of Uruguay	4.375%	1/23/31	26,359	26,113
[5]	Oriental Republic of Uruguay	5.750%	10/28/34	12,520	13,562
[5]	Oriental Republic of Uruguay	7.625%	3/21/36	6,822	8,483
[5]	Oriental Republic of Uruguay	4.125%	11/20/45	6,029	5,467
[5]	Oriental Republic of Uruguay	5.100%	6/18/50	46,580	46,698
[5]	Oriental Republic of Uruguay	4.975%	4/20/55	30,321	29,566
[5,12]	Petroleos Mexicanos	2.290%	2/15/24	75	74
[12]	Petroleos Mexicanos	2.378%	4/15/25	285	268
	Province of Alberta	1.000%	5/20/25	12,395	11,777
	Province of Alberta	3.300%	3/15/28	14,000	13,530
	Province of Alberta	1.300%	7/22/30	25,282	21,077
[5]	Province of British Columbia	6.500%	1/15/26	622	646
	Province of British Columbia	2.250%	6/2/26	6,647	6,335
	Province of British Columbia	0.900%	7/20/26	15,000	13,784
	Province of British Columbia	4.800%	11/15/28	15,500	15,964
	Province of British Columbia	1.300%	1/29/31	8,300	6,868
	Province of British Columbia	4.200%	7/6/33	14,650	14,505
	Province of British Columbia	7.250%	9/1/36	2,681	3,384
	Province of Manitoba	2.125%	6/22/26	9,782	9,279
[5]	Province of Manitoba	1.500%	10/25/28	5,300	4,693
	Province of Manitoba	4.300%	7/27/33	12,950	12,877
	Province of New Brunswick	3.625%	2/24/28	5,300	5,152
	Province of Ontario	1.050%	4/14/26	9,950	9,242
	Province of Ontario	2.500%	4/27/26	8,000	7,675
	Province of Ontario	2.300%	6/15/26	20,000	19,066

88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Province of Ontario	3.100%	5/19/27	51,760	49,979
	Province of Ontario	2.000%	10/2/29	17,000	15,168
	Province of Ontario	1.125%	10/7/30	14,200	11,645
	Province of Ontario	1.600%	2/25/31	59,500	50,028
	Province of Ontario	1.800%	10/14/31	9,000	7,576
[5]	Province of Ontario	2.125%	1/21/32	12,000	10,267
[5]	Province of Quebec	1.500%	2/11/25	16,354	15,766
	Province of Quebec	0.600%	7/23/25	22,600	21,251
	Province of Quebec	2.500%	4/20/26	500	480
	Province of Quebec	2.750%	4/12/27	43,050	41,143
	Province of Quebec	3.625%	4/13/28	14,300	14,018
[5]	Province of Quebec	7.500%	9/15/29	11,407	13,314
	Province of Quebec	1.350%	5/28/30	14,200	11,954
	Province of Quebec	1.900%	4/21/31	88,000	75,349
	Province of Quebec	4.500%	9/8/33	16,350	16,554
	Province of Saskatchewan	3.250%	6/8/27	8,000	7,747
	Republic of Chile	3.125%	1/21/26	8,894	8,620
[5]	Republic of Chile	2.750%	1/31/27	16,800	15,844
[5]	Republic of Chile	3.240%	2/6/28	30,810	29,316
[5]	Republic of Chile	2.450%	1/31/31	10,937	9,511
[5]	Republic of Chile	2.550%	1/27/32	7,037	6,039
[5]	Republic of Chile	2.550%	7/27/33	42,853	35,381
[5]	Republic of Chile	3.500%	1/31/34	20,420	18,190
[5]	Republic of Chile	4.950%	1/5/36	21,244	20,976
[5]	Republic of Chile	3.100%	5/7/41	42,810	32,493
[5]	Republic of Chile	4.340%	3/7/42	12,504	11,164
[5]	Republic of Chile	3.500%	1/25/50	20,300	15,411
[5]	Republic of Chile	4.000%	1/31/52	14,735	12,115
[5]	Republic of Chile	5.330%	1/5/54	12,065	11,988
[5]	Republic of Chile	3.100%	1/22/61	20,050	13,412
[5]	Republic of Chile	3.250%	9/21/71	12,750	8,526
	Republic of Finland	6.950%	2/15/26	1,000	1,046
	Republic of Hungary	7.625%	3/29/41	17,441	20,799
[5]	Republic of Indonesia	4.150%	9/20/27	1,000	985
	Republic of Indonesia	3.500%	1/11/28	29,900	28,657
[5]	Republic of Indonesia	4.550%	1/11/28	4,600	4,594
	Republic of Indonesia	4.100%	4/24/28	7,850	7,701
	Republic of Indonesia	4.750%	2/11/29	16,150	16,277
	Republic of Indonesia	3.400%	9/18/29	7,950	7,457
	Republic of Indonesia	2.850%	2/14/30	11,800	10,683
	Republic of Indonesia	3.850%	10/15/30	17,800	16,965
	Republic of Indonesia	1.850%	3/12/31	15,800	13,133
[5]	Republic of Indonesia	2.150%	7/28/31	9,500	8,008
[5]	Republic of Indonesia	3.550%	3/31/32	18,545	17,146
[5]	Republic of Indonesia	4.650%	9/20/32	13,400	13,403
[5]	Republic of Indonesia	4.850%	1/11/33	13,700	13,996
	Republic of Indonesia	4.350%	1/11/48	21,695	20,095
	Republic of Indonesia	5.350%	2/11/49	16,550	17,564
	Republic of Indonesia	3.700%	10/30/49	11,725	9,818
	Republic of Indonesia	3.500%	2/14/50	3,000	2,416
	Republic of Indonesia	4.200%	10/15/50	19,100	17,169
	Republic of Indonesia	3.050%	3/12/51	13,000	9,933
[5]	Republic of Indonesia	4.300%	3/31/52	8,075	7,337
[5]	Republic of Indonesia	5.450%	9/20/52	5,500	5,855
[5]	Republic of Indonesia	5.650%	1/11/53	9,800	10,727
[5]	Republic of Indonesia	3.200%	9/23/61	7,700	5,578
	Republic of Indonesia	4.450%	4/15/70	11,785	10,616
	Republic of Indonesia	3.350%	3/12/71	7,300	5,361
	Republic of Italy	1.250%	2/17/26	32,100	29,680
	Republic of Italy	2.875%	10/17/29	20,800	18,635
	Republic of Italy	5.375%	6/15/33	21,495	21,630
	Republic of Italy	4.000%	10/17/49	21,600	16,238
	Republic of Italy	3.875%	5/6/51	34,655	24,857
	Republic of Korea	5.625%	11/3/25	1,511	1,532
	Republic of Korea	2.750%	1/19/27	42,176	40,395
	Republic of Korea	2.500%	6/19/29	10,500	9,670
	Republic of Korea	1.000%	9/16/30	7,500	6,121
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Korea	1.750%	10/15/31	6,750	5,664
	Republic of Korea	4.125%	6/10/44	8,711	8,110
	Republic of Korea	3.875%	9/20/48	5,693	5,014
[5]	Republic of Panama	3.750%	3/16/25	18,566	18,040
	Republic of Panama	7.125%	1/29/26	10,702	10,945
	Republic of Panama	8.875%	9/30/27	7,896	8,590
[5]	Republic of Panama	3.875%	3/17/28	16,090	14,841
	Republic of Panama	9.375%	4/1/29	5,080	5,770
[5]	Republic of Panama	3.160%	1/23/30	16,300	13,897
[5]	Republic of Panama	2.252%	9/29/32	37,475	27,403
[5]	Republic of Panama	3.298%	1/19/33	2,000	1,583
[5]	Republic of Panama	6.400%	2/14/35	27,039	26,382
[5]	Republic of Panama	6.700%	1/26/36	17,063	16,927
[5]	Republic of Panama	6.875%	1/31/36	21,000	20,969
[5]	Republic of Panama	4.500%	5/15/47	6,643	4,709
[5]	Republic of Panama	4.500%	4/16/50	29,718	20,599
[5]	Republic of Panama	4.300%	4/29/53	16,050	10,745
[5]	Republic of Panama	6.853%	3/28/54	12,700	11,871
[5]	Republic of Panama	4.500%	4/1/56	33,156	22,278
[5]	Republic of Panama	3.870%	7/23/60	35,521	21,251
[5]	Republic of Panama	4.500%	1/19/63	13,800	9,048
	Republic of Peru	7.350%	7/21/25	7,900	8,156
[5]	Republic of Peru	2.392%	1/23/26	15,200	14,451
	Republic of Peru	4.125%	8/25/27	10,800	10,591
	Republic of Peru	2.844%	6/20/30	3,525	3,129
[5]	Republic of Peru	2.783%	1/23/31	64,256	55,950
[5]	Republic of Peru	1.862%	12/1/32	15,900	12,441
	Republic of Peru	8.750%	11/21/33	23,693	29,751
[5]	Republic of Peru	3.000%	1/15/34	23,300	19,649
[5]	Republic of Peru	6.550%	3/14/37	10,180	11,323
[5]	Republic of Peru	3.300%	3/11/41	14,800	11,491
	Republic of Peru	5.625%	11/18/50	24,633	25,666
[5]	Republic of Peru	3.550%	3/10/51	7,000	5,309
[5]	Republic of Peru	2.780%	12/1/60	19,250	11,989
[5]	Republic of Peru	3.600%	1/15/72	8,000	5,632
[5]	Republic of Peru	3.230%	7/28/21	14,925	9,288
	Republic of Poland	3.250%	4/6/26	14,350	13,907
[5]	Republic of Poland	5.500%	11/16/27	15,257	15,827
[5]	Republic of Poland	5.750%	11/16/32	16,050	17,329
[5]	Republic of Poland	4.875%	10/4/33	26,700	27,003
[5]	Republic of Poland	5.500%	4/4/53	29,800	31,020
	Republic of the Philippines	10.625%	3/16/25	8,525	9,079
	Republic of the Philippines	5.500%	3/30/26	9,350	9,505
	Republic of the Philippines	3.229%	3/29/27	5,200	4,989
	Republic of the Philippines	5.170%	10/13/27	10,200	10,411
	Republic of the Philippines	3.000%	2/1/28	46,550	43,920
	Republic of the Philippines	4.625%	7/17/28	1,600	1,607
	Republic of the Philippines	3.750%	1/14/29	19,000	18,310
	Republic of the Philippines	9.500%	2/2/30	14,800	18,585
	Republic of the Philippines	2.457%	5/5/30	11,800	10,445
	Republic of the Philippines	7.750%	1/14/31	15,750	18,666
	Republic of the Philippines	1.648%	6/10/31	9,684	7,943
	Republic of the Philippines	1.950%	1/6/32	9,075	7,492
	Republic of the Philippines	6.375%	1/15/32	11,504	12,834
	Republic of the Philippines	3.556%	9/29/32	14,300	13,212
	Republic of the Philippines	5.609%	4/13/33	8,700	9,301
	Republic of the Philippines	5.000%	7/17/33	13,050	13,422
	Republic of the Philippines	6.375%	10/23/34	21,140	23,894
	Republic of the Philippines	5.000%	1/13/37	14,550	14,876
	Republic of the Philippines	3.950%	1/20/40	25,190	22,800
	Republic of the Philippines	3.700%	3/1/41	17,108	14,711
	Republic of the Philippines	3.700%	2/2/42	21,838	18,717
	Republic of the Philippines	2.950%	5/5/45	14,130	10,626
	Republic of the Philippines	2.650%	12/10/45	17,528	12,461
	Republic of the Philippines	3.200%	7/6/46	25,400	19,582
	Republic of the Philippines	4.200%	3/29/47	10,504	9,402
	Republic of the Philippines	5.950%	10/13/47	10,000	11,159

89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of the Philippines	5.500%	1/17/48	12,700	13,399
	State of Israel	2.875%	3/16/26	10,713	10,211
	State of Israel	3.250%	1/17/28	6,795	6,351
	State of Israel	2.500%	1/15/30	12,125	10,561
	State of Israel	2.750%	7/3/30	22,627	19,994
	State of Israel	4.500%	1/17/33	32,875	31,240
	State of Israel	4.500%	1/30/43	10,330	9,090
	State of Israel	4.125%	1/17/48	10,725	8,651
	State of Israel	3.375%	1/15/50	25,525	18,063
	State of Israel	3.875%	7/3/50	19,450	14,969
	State of Israel	4.500%	4/3/20	11,950	9,309
[5]	Svensk Exportkredit AB	0.625%	5/14/25	14,300	13,522
[5]	Svensk Exportkredit AB	4.000%	7/15/25	12,925	12,798
	Svensk Exportkredit AB	0.500%	8/26/25	20,750	19,400
[5]	Svensk Exportkredit AB	4.625%	11/28/25	13,851	13,860
[5]	Svensk Exportkredit AB	4.375%	2/13/26	13,600	13,581
[5]	Svensk Exportkredit AB	4.875%	9/14/26	3,500	3,552
[5]	Svensk Exportkredit AB	2.250%	3/22/27	10,900	10,250
	Svensk Exportkredit AB	4.125%	6/14/28	13,250	13,239
[5]	Svensk Exportkredit AB	4.875%	10/4/30	12,380	12,827
[5]	United Mexican States	3.900%	4/27/25	10,750	10,645
	United Mexican States	4.125%	1/21/26	25,790	25,583
	United Mexican States	4.150%	3/28/27	29,155	28,895
	United Mexican States	3.750%	1/11/28	27,600	26,613
[5]	United Mexican States	5.400%	2/9/28	13,150	13,471
	United Mexican States	4.500%	4/22/29	24,900	24,562
[5]	United Mexican States	3.250%	4/16/30	28,400	25,719
[5]	United Mexican States	2.659%	5/24/31	35,800	30,266
[5]	United Mexican States	8.300%	8/15/31	6,390	7,738
[5]	United Mexican States	4.750%	4/27/32	12,350	11,888
[5]	United Mexican States	7.500%	4/8/33	9,200	10,536
[5]	United Mexican States	4.875%	5/19/33	18,850	18,162
[5]	United Mexican States	3.500%	2/12/34	28,369	24,009
[5]	United Mexican States	6.750%	9/27/34	5,864	6,337
[5]	United Mexican States	6.350%	2/9/35	41,700	43,662
	United Mexican States	6.050%	1/11/40	29,032	29,306
[5]	United Mexican States	4.280%	8/14/41	48,896	40,479
[5]	United Mexican States	4.750%	3/8/44	42,333	36,322
	United Mexican States	5.550%	1/21/45	17,325	16,555
	United Mexican States	4.600%	1/23/46	23,691	19,741
	United Mexican States	4.350%	1/15/47	23,594	18,979
	United Mexican States	4.600%	2/10/48	23,396	19,295
[5]	United Mexican States	4.500%	1/31/50	23,200	18,936
[5]	United Mexican States	5.000%	4/27/51	20,890	18,152
[5]	United Mexican States	4.400%	2/12/52	23,025	18,243
[5]	United Mexican States	6.338%	5/4/53	31,040	31,658
[5]	United Mexican States	3.771%	5/24/61	48,600	32,926
[5]	United Mexican States	5.750%	10/12/10	24,333	21,754
Total Sovereign Bonds (Cost $9,244,383)					8,608,032
Taxable Municipal Bonds (0.6%)
	Alabama Economic Settlement Authority BP Settlement Revenue	3.163%	9/15/25	780	762
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	3,825	3,021
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	2,105	2,543
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	3,625	4,527
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	10,275	13,887
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	4,365	5,096
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	15,498	18,015
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	5,025	6,361
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	7,390	9,314
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	5,425	3,870
Broward County FL Airport System Revenue	3.477%	10/1/43	375	311
California Earthquake Authority Revenue	5.603%	7/1/27	3,600	3,642
California GO	3.375%	4/1/25	8,500	8,355
California GO	2.650%	4/1/26	5,000	4,801
California GO	1.700%	2/1/28	4,125	3,728
California GO	3.500%	4/1/28	5,500	5,330
California GO	2.500%	10/1/29	7,630	6,907
California GO	1.750%	11/1/30	9,464	7,918
California GO	5.750%	10/1/31	7,800	8,318
California GO	6.000%	3/1/33	4,200	4,598
California GO	4.500%	4/1/33	14,070	13,852
California GO	7.500%	4/1/34	22,580	27,401
California GO	4.600%	4/1/38	11,425	11,015
California GO	7.550%	4/1/39	31,220	39,419
California GO	7.300%	10/1/39	19,015	22,989
California GO	7.350%	11/1/39	11,730	14,247
California GO	7.625%	3/1/40	14,985	18,808
California GO	7.600%	11/1/40	20,835	26,528
California GO	5.875%	10/1/41	2,300	2,416
California GO	5.200%	3/1/43	4,700	4,665
California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	800	725
California State Taxable Various Purpose GO	5.125%	3/1/38	4,700	4,750
California State University Systemwide Revenue	3.899%	11/1/47	4,275	3,678
California State University Systemwide Revenue	2.897%	11/1/51	1,550	1,138
California State University Systemwide Revenue	2.975%	11/1/51	6,395	4,549
California State University Systemwide Revenue	2.719%	11/1/52	3,975	2,756
California State University Systemwide Revenue	2.939%	11/1/52	5,620	3,994
California State University Systemwide Revenue	5.183%	11/1/53	2,400	2,434
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	1,660	1,776
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	5,300	3,981
Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	5,135	5,478
Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	8,525	9,690
Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	6,655	6,319
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/40	5,000	5,432
Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	11,134	12,719

90

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	5,143	5,852
	Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	4,131
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	5,100	4,645
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	7,450	6,533
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	2,720	2,101
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/29	3,075	3,006
	Connecticut GO	5.090%	10/1/30	800	806
	Connecticut GO	5.850%	3/15/32	10,205	10,894
	Cook County IL GO	6.229%	11/15/34	2,695	2,879
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	905
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	2,945	3,291
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	3,485	3,532
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/48	5,000	3,482
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	3,150	3,590
[13]	Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,511
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	12,860	10,748
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	5,270	4,224
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	3,575	2,805
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	2,925	2,201
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	9,650	9,008
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	11,090	11,651
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	3,750	3,727
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	7,015	7,691
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	14,675	13,924
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/27	9,775	8,850
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/30	13,700	11,686
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	5,524	4,607
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	2,500	1,998
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	9,229	10,531
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	6,769	7,693
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	5,154	5,757
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	6,700	5,385
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	4,665	3,927
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	2,400	1,952
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	4,500	3,651
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	3,750	2,857
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	3,700	2,885
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	4,185	3,809
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/50	3,835	3,547
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	7,000	5,267
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	190	194
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	23,720	17,817
	Houston TX GO	6.290%	3/1/32	9,360	9,952
	Houston TX GO	3.961%	3/1/47	3,270	2,913
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	1,900	1,372
	Illinois GO	5.100%	6/1/33	87,630	86,705
	Illinois GO	6.630%	2/1/35	15,254	15,977
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	4,636
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	4,250	3,256
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/29	5,090	5,020
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.433%	1/1/33	1,100	1,091
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	5,930	5,871
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	3,165	2,580
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	3,250	3,229
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	4,705	4,637
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	4,000	2,845
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/34	2,025	2,111
	Los Angeles CA Community College District GO	1.606%	8/1/28	6,400	5,740
	Los Angeles CA Community College District GO	1.806%	8/1/30	3,100	2,652

91

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Community College District GO	2.106%	8/1/32	9,600	7,960
	Los Angeles CA Community College District GO	6.750%	8/1/49	5,125	6,390
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	2,800	2,451
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	3,650	3,916
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	8,500	10,107
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	3,265	3,986
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	3,668
	Los Angeles CA Unified School District GO	5.750%	7/1/34	17,655	18,742
	Los Angeles CA Unified School District GO	6.758%	7/1/34	7,825	8,839
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	6,680	7,044
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	3,395	4,195
	Louisiana Gasoline & Fuel Tax Revenue	2.952%	5/1/41	1,300	1,023
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/29	5,997	5,863
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/31	4,340	4,372
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	7,725	7,604
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	4,100	4,194
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/36	1,900	1,845
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	9,065	8,781
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	13,100	13,480
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	2,625	2,022
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	2,875	2,083
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	840	913
	Massachusetts GO	2.663%	9/1/39	3,895	3,164
	Massachusetts GO	5.456%	12/1/39	6,745	7,070
	Massachusetts GO	2.514%	7/1/41	7,225	5,377
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts GO	2.813%	9/1/43	7,000	5,213
	Massachusetts GO	2.900%	9/1/49	5,495	4,015
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/30	2,240	1,925
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	3,180	3,375
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	6,370	5,419
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/43	8,820	6,478
	Massachusetts SO Revenue	4.110%	7/15/31	6,893	6,837
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	3,750	3,990
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	2,850	2,207
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	3,440	3,921
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	5,865
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	6,155	5,589
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/42	500	376
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	865	725
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	9,550	8,322
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	6,105	4,995
	Michigan State Building Authority Revenue Refunding Taxable BDS 2020 II	2.705%	10/15/40	4,450	3,388
	Michigan State University Revenue	4.496%	8/15/48	2,025	1,946
	Michigan State University Revenue	4.165%	8/15/22	5,300	4,290
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	3,300	2,587
	Mississippi GO	5.245%	11/1/34	3,220	3,320
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	5,730	4,402
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	3,500	2,851
	National Finance Authority NH Revenue	3.300%	4/1/32	3,600	2,815
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/29	10,800	11,670
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.754%	12/15/28	7,680	7,845
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	4,285	4,834
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	4,430	3,771
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	17,067	21,265

92

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	19,751	23,877
New York City NY GO	5.206%	10/1/31	4,000	4,082
New York City NY GO	5.517%	10/1/37	3,525	3,660
New York City NY GO	6.271%	12/1/37	6,525	7,196
New York City NY GO	5.263%	10/1/52	3,250	3,410
New York City NY GO	5.828%	10/1/53	7,700	8,680
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	5,625	6,183
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	795	869
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,118
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	350	394
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	5,935	6,278
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	13,105	14,587
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	3,470	3,596
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	3,800	3,916
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	3,080	3,174
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	3,575	3,667
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	9,215	10,154
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	585	648
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	12,575	12,260
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,135	1,408
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	2,705	2,801
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	3,170	3,317
New York State Thruway Authority General Revenue	2.900%	1/1/35	5,245	4,566
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,500	1,256
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	2,865
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	7,000	7,207
North Texas Tollway Authority System Revenue	3.011%	1/1/43	2,225	1,707
North Texas Tollway Authority System Revenue	6.718%	1/1/49	10,215	12,604
Ohio State University General Receipts Revenue	4.910%	6/1/40	2,945	2,949
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University General Receipts Revenue	4.800%	6/1/11	5,481	5,209
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	4,075	3,066
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/37	3,594	3,475
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	12,240	11,678
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	4,485	4,404
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	2,900	3,141
	Oregon GO	5.892%	6/1/27	9,930	10,162
[14]	Oregon School Boards Association GO	5.528%	6/30/28	322	326
	Pennsylvania State University Revenue	2.790%	9/1/43	5,175	3,905
	Pennsylvania State University Revenue	2.840%	9/1/50	5,190	3,797
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	3,720	3,920
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	3,050	2,326
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/29	2,060	2,225
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	14,510	15,467
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	4,900	5,223
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	5,025	4,894
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	3,370	3,301
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	1,800	1,542
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	10,000	7,525
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	2,555	2,570
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	2,300	2,382
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/57	1,000	882
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	3,900	2,736
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	29,910	27,292
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	7,385	7,173
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	4,300	3,007
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/36	105	89
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/40	3,275	2,470
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	2,050	2,242
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	3,820	3,259
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/38	700	638
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	2,900	3,086
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	1,050	849
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	4,395	3,252

93

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/42	4,270	3,438
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	8,400	7,067
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	3,000	2,466
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	3,235	3,194
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	1,650	1,799
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	7,000	7,514
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	1,410	1,329
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	3,170	3,527
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	6,180	6,936
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	5,795	7,169
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,234
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	7,000	7,886
	State Public School Building Authority PA Revenue	5.000%	9/15/27	3,572	3,618
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/47	900	757
	Texas GO	5.517%	4/1/39	11,570	12,391
	Texas GO	3.211%	4/1/44	4,370	3,558
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	16,200	16,510
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	19,715	20,373
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	13,225	10,708
	Texas Transportation Commission GO	4.681%	4/1/40	2,145	2,110
	Texas Transportation Commission GO	2.562%	4/1/42	7,770	5,916
	Texas Transportation Commission GO	2.472%	10/1/44	8,150	5,823
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/30	12,620	12,911
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	3,840	3,700
[14]	Tucson City AZ COP	2.856%	7/1/47	3,330	2,497
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/32	4,050	3,886
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	19,050	22,261
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	4,535	5,302
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,505	1,065
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,800	1,679
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	4,760	3,379
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	3,275	2,277
	University of California Revenue	0.883%	5/15/25	2,600	2,467
	University of California Revenue	3.063%	7/1/25	14,321	13,975
	University of California Revenue	1.316%	5/15/27	7,550	6,837
	University of California Revenue	1.614%	5/15/30	5,830	4,928
	University of California Revenue	5.770%	5/15/43	8,000	8,651
	University of California Revenue	5.946%	5/15/45	5,510	6,040
	University of California Revenue	3.071%	5/15/51	5,900	4,243
	University of California Revenue	4.858%	5/15/12	12,189	11,475
	University of California Revenue	4.767%	5/15/15	4,925	4,550
	University of Michigan Revenue	2.437%	4/1/40	9,978	7,490
	University of Michigan Revenue	3.599%	4/1/47	4,120	3,603
	University of Michigan Revenue	2.562%	4/1/50	2,550	1,730
	University of Michigan Revenue	3.504%	4/1/52	3,950	3,255
	University of Michigan Revenue	3.504%	4/1/52	5,300	4,367
	University of Michigan Revenue	4.454%	4/1/22	12,600	11,293
	University of Minnesota Revenue	4.048%	4/1/52	1,416	1,277
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	3,660	2,805
[15]	University of Oregon Revenue	3.424%	3/1/60	5,270	4,011
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	8,965	6,193
	University of Texas Financing System Revenue	4.794%	8/15/46	2,200	2,190
	University of Texas Financing System Revenue	3.354%	8/15/47	2,575	2,040
	University of Texas Financing System Revenue	2.439%	8/15/49	2,375	1,586
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	6,800	5,509
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	4,725	3,614
	University of Virginia Revenue	2.256%	9/1/50	11,890	7,526
	University of Virginia Revenue	4.179%	9/1/17	3,565	3,037
	University of Virginia Revenue	3.227%	9/1/19	2,300	1,518
	Utah GO	4.554%	7/1/24	1,610	1,606
	Utah GO	3.539%	7/1/25	2,525	2,494
	Washington GO	5.140%	8/1/40	3,720	3,828
[14]	Wisconsin General Fund Annual Appropriation Revenue	5.700%	5/1/26	1,825	1,844
	Wisconsin General Fund Annual Appropriation Revenue	3.154%	5/1/27	3,050	2,935
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	9,400	8,745
Total Taxable Municipal Bonds (Cost $1,920,498)					1,717,409
				Shares
Common Stocks (0.0%)
Exchange-Traded Fund (0.0%)
	iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $148,675)			1,350,000	149,391

94

Total Bond Market II Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[17]	Vanguard Market Liquidity Fund (Cost $2,646,141)	5.435%	26,466,683	2,646,139
Total Investments (100.2%) (Cost $294,566,735)				272,792,977
Other Assets and Liabilities—Net (-0.2%)				(591,166)
Net Assets (100%)				272,201,811
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2023.
2	U.S. government-guaranteed.
3	Securities with a value of $771,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $585,152,000, representing 0.2% of net assets.
8	Guaranteed by the Government of Canada.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Guaranteed by the Government of Mexico.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
95

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $291,920,594)	270,146,838
Affiliated Issuers (Cost $2,646,141)	2,646,139
Total Investments in Securities	272,792,977
Investment in Vanguard	8,609
Cash	85,162
Receivables for Investment Securities Sold	835,581
Receivables for Accrued Income	1,904,398
Receivables for Capital Shares Issued	324,208
Total Assets	275,950,935
Liabilities
Payables for Investment Securities Purchased	3,736,243
Payables for Capital Shares Redeemed	6,449
Payables to Vanguard	6,432
Total Liabilities	3,749,124
Net Assets	272,201,811
At December 31, 2023, net assets consisted of:

Paid-in Capital	300,067,555
Total Distributable Earnings (Loss)	(27,865,744)
Net Assets	272,201,811

Investor Shares—Net Assets
Applicable to 13,923,729,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	133,524,680
Net Asset Value Per Share—Investor Shares	$9.59

Institutional Shares—Net Assets
Applicable to 14,461,028,202 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	138,677,131
Net Asset Value Per Share—Institutional Shares	$9.59
See accompanying Notes, which are an integral part of the Financial Statements.
96

Total Bond Market II Index Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Dividends	2,292
Interest[1]	7,998,616
Total Income	8,000,908
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,038
Management and Administrative—Investor Shares	97,761
Management and Administrative—Institutional Shares	17,889
Marketing and Distribution—Investor Shares	7,096
Marketing and Distribution—Institutional Shares	4,454
Custodian Fees	502
Auditing Fees	153
Shareholders’ Reports—Investor Shares	958
Shareholders’ Reports—Institutional Shares	16
Trustees’ Fees and Expenses	149
Other Expenses	85
Total Expenses	136,101
Expenses Paid Indirectly	(54)
Net Expenses	136,047
Net Investment Income	7,864,861
Realized Net Gain (Loss) on Investment Securities Sold[1]	(2,526,167)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	8,617,559
Net Increase (Decrease) in Net Assets Resulting from Operations	13,956,253
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $78,706,000, $299,000, $10,000, and ($136,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
97

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,864,861	5,386,296
Realized Net Gain (Loss)	(2,526,167)	(3,233,375)
Change in Unrealized Appreciation (Depreciation)	8,617,559	(36,220,510)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,956,253	(34,067,589)
Distributions
Investor Shares	(3,853,094)	(2,850,556)
Institutional Shares	(4,006,967)	(2,711,585)
Total Distributions	(7,860,061)	(5,562,141)
Capital Share Transactions
Investor Shares	15,006,164	(5,423,060)
Institutional Shares	21,019,147	17,725,926
Net Increase (Decrease) from Capital Share Transactions	36,025,311	12,302,866
Total Increase (Decrease)	42,121,503	(27,326,864)
Net Assets
Beginning of Period	230,080,308	257,407,172
End of Period	272,201,811	230,080,308
See accompanying Notes, which are an integral part of the Financial Statements.
98

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.37	$11.05	$11.46	$11.01	$10.42
Investment Operations
Net Investment Income[1]	.293	.223	.194	.249	.299
Net Realized and Unrealized Gain (Loss) on Investments	.219	(1.672)	(.393)	.551	.590
Total from Investment Operations	.512	(1.449)	(.199)	.800	.889
Distributions
Dividends from Net Investment Income	(.292)	(.223)	(.194)	(.249)	(.299)
Distributions from Realized Capital Gains	—	(.008)	(.017)	(.101)	—
Total Distributions	(.292)	(.231)	(.211)	(.350)	(.299)
Net Asset Value, End of Period	$9.59	$9.37	$11.05	$11.46	$11.01
Total Return[2]	5.58%	-13.19%	-1.73%	7.31%	8.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$133,525	$115,524	$141,913	$129,026	$116,505
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.13%	2.25%	1.74%	2.17%	2.76%
Portfolio Turnover Rate[4]	39%	49%	76%	119%	66%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Includes 11%, 29%, 38%, 32%, and 12%, respectively, attributable to mortgage-dollar-roll activity.

Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.37	$11.05	$11.46	$11.01	$10.42
Investment Operations
Net Investment Income[1]	.300	.231	.201	.256	.306
Net Realized and Unrealized Gain (Loss) on Investments	.219	(1.673)	(.393)	.552	.591
Total from Investment Operations	.519	(1.442)	(.192)	.808	.897
Distributions
Dividends from Net Investment Income	(.299)	(.230)	(.201)	(.257)	(.307)
Distributions from Realized Capital Gains	—	(.008)	(.017)	(.101)	—
Total Distributions	(.299)	(.238)	(.218)	(.358)	(.307)
Net Asset Value, End of Period	$9.59	$9.37	$11.05	$11.46	$11.01
Total Return	5.66%	-13.12%	-1.67%	7.38%	8.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$138,677	$114,556	$115,495	$92,739	$81,929
Ratio of Total Expenses to Average Net Assets	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	3.20%	2.34%	1.81%	2.24%	2.83%
Portfolio Turnover Rate[3]	39%	49%	76%	119%	66%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 11%, 29%, 38%, 32%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
99

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2023, counterparties had deposited in segregated accounts securities with a value of $2,004,000 and cash of $589,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three
100

Total Bond Market II Index Fund
years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $8,609,000, representing less than 0.01% of the fund’s net assets and 3.44% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
101

Total Bond Market II Index Fund
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $54,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	182,625,237	—	182,625,237
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,036,709	—	6,036,709
Corporate Bonds	—	71,010,060	—	71,010,060
Sovereign Bonds	—	8,608,032	—	8,608,032
Taxable Municipal Bonds	—	1,717,409	—	1,717,409
Common Stocks	149,391	—	—	149,391
Temporary Cash Investments	2,646,139	—	—	2,646,139
Total	2,795,530	269,997,447	—	272,792,977
E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	22,554
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(22,376,747)
Capital Loss Carryforwards	(5,511,551)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(27,865,744)
102

Total Bond Market II Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	7,860,061	5,373,018
Long-Term Capital Gains	—	189,123
Total	7,860,061	5,562,141
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	295,169,724
Gross Unrealized Appreciation	1,788,491
Gross Unrealized Depreciation	(24,165,238)
Net Unrealized Appreciation (Depreciation)	(22,376,747)
F.  During the year ended December 31, 2023, the fund purchased $18,440,836,000 of investment securities and sold $9,259,120,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $113,579,974,000 and $86,310,031,000, respectively.
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,490,696	1,749,987	14,219,431	1,439,606
Issued in Lieu of Cash Distributions	3,852,652	410,789	2,803,565	285,708
Redeemed	(5,337,184)	(569,872)	(22,446,056)	(2,238,903)
Net Increase (Decrease)—Investor Shares	15,006,164	1,590,904	(5,423,060)	(513,589)
Institutional Shares
Issued	26,408,893	2,807,720	28,095,358	2,812,568
Issued in Lieu of Cash Distributions	3,998,613	426,373	2,708,708	276,301
Redeemed	(9,388,359)	(1,002,590)	(13,078,140)	(1,314,283)
Net Increase (Decrease)—Institutional Shares	21,019,147	2,231,503	17,725,926	1,774,586
H.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
103

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
104

Tax information (unaudited)
The fund hereby designates $3,134,336,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 91.8%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
105

"Bloomberg®" and Bloomberg U.S. Aggregate Float Adjusted Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Total Bond Market II Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Total Bond Market II Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Total Bond Market II Index Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Aggregate Float Adjusted Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Total Bond Market II Index Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Total Bond Market II Index Fund into consideration in determining, composing or calculating the Bloomberg U.S. Aggregate Float Adjusted Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total Bond Market II Index Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Total Bond Market II Index Fund customers, in connection with the administration, marketing or trading of the Total Bond Market II Index Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE TOTAL BOND MARKET II INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE TOTAL BOND MARKET II INDEX FUND OR BLOOMBERG U.S. AGGREGATE FLOAT ADJUSTED INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated
1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

(communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.
Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September
2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present)
of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6350 022024

Annual Report  |  December 31, 2023
Vanguard Inflation-Protected Securities Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. The returns for Vanguard Inflation-Protected Securities Fund ranged from 3.65% for Investor Shares to 3.85% for Institutional Shares. Those results lagged the 3.90% return of the fund’s expense-free benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index.
•	With inflation continuing to ease, a number of major central banks left off hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	Given the volatility in interest rates in 2023, the duration and yield-curve positioning of the fund contributed to its modest underperformance versus its benchmark.
•	An allocation to nominal Treasuries for liquidity purposes also detracted slightly, as those securities lagged their inflation-protected counterparts.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

Advisor’s Report
For the 12 months ended December 31, 2023, the returns for Vanguard Inflation-Protected Securities Fund ranged from 3.65% for Investor Shares to 3.85% for Institutional Shares. The fund lagged its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index, which returned 3.90%.
TIPS lagged the broad investment-grade bond market (+5.60%) and nominal Treasury securities (+4.05%)—which don’t include an automatic adjustment for inflation—according to the Bloomberg U.S. Aggregate Float-Adjusted Index.
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
In the first part of the year, the prospect of inflation remaining stubbornly high kept central banks, including the Federal Reserve, the European Central Bank, and
the Bank of England, raising interest rates, but through less aggressive hikes than at some policy meetings in 2022.
Progress was slow in developed markets, but toward the end of the period signs of inflation moderating and a growing belief that the Fed may have come to the end of its rate hiking cycle contributed to a strong rally in both stocks and bonds.
Bond yields were volatile in 2023. The bellwether 10-year U.S. Treasury yield surged when the markets were anticipating rates to stay higher for longer, breaking above 4% in early March and climbing to around 5% in the fall. Its March decline—and another toward year-end—stemmed from stress in the banking sector and the Fed’s pivot from a tight monetary policy stance to signaling rate cuts in 2024. The yield nevertheless finished the year almost where it started, at just under 3.9%. Short-term Treasury yields, however, ended the year lower.
Across the maturity spectrum, real yields of U.S. Treasury inflation-protected securities finished the year up modestly.
Management of the fund
The fund’s modest underperformance versus its benchmark was largely the

Yields of U.S. Treasury Inflation-Protected Securities (Real Yields)
Maturity	December 31, 2022	December 31, 2023
5 Years	1.64%	1.71%
10 Years	1.57	1.71
30 Years	1.65	1.90
Source: Vanguard.
2

result of duration and yield-curve positioning. We entered the year expecting to see the economy slow and the Fed bring its rate hiking cycle to a close. However, the economy in fact proved quite resilient, allowing the Fed to keep raising rates in the first part of the year to combat inflation. In an environment where yields continued to rise and the curve flattened further, being slightly long duration and positioned for the yield curve steepening worked against us. (Duration is a measure of the sensitivity of the portfolio to changes in interest rates.)
Our yield-curve positioning added some value toward the end of the year as the Fed pivoted on monetary policy and the market started placing greater odds on significant rate cuts in 2024.
Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation closer to the
Fed’s 2% target. And while the Fed may start cutting interest rates later this year, they are likely to remain for some time well above the low levels we have become accustomed to since the global financial crisis.
Whatever the markets may bring, our experienced global team of portfolio managers, traders, and credit analysts will continue to seek out attractive opportunities to produce competitive returns for our investors.
John Madziyire, CFA
Vanguard Fixed Income Group
January 17, 2024
3

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
4

Six Months Ended December 31, 2023
	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,018.40	$1.02
Admiral™ Shares	1,000.00	1,019.10	0.51
Institutional Shares	1,000.00	1,019.50	0.36
Based on Hypothetical 5% Yearly Return
Inflation-Protected Securities Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.10% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
5

Inflation-Protected Securities Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2013, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Inflation-Protected Securities Fund Investor Shares	3.65%	2.92%	2.22%	$12,458
Bloomberg U.S. Treasury Inflation Protected Securities Index	3.90	3.15	2.42	12,702
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.81	11,964

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Inflation-Protected Securities Fund Admiral Shares	3.79%	3.02%	2.33%	$62,954
Bloomberg U.S. Treasury Inflation Protected Securities Index	3.90	3.15	2.42	63,509
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.81	59,821

See Financial Highlights for dividend and capital gains information.
6

Inflation-Protected Securities Fund
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Inflation-Protected Securities Fund Institutional Shares	3.85%	3.05%	2.36%	$6,315,607
Bloomberg U.S. Treasury Inflation Protected Securities Index	3.90	3.15	2.42	6,350,875
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.81	5,982,089
7

Inflation-Protected Securities Fund
Distribution by Stated Maturity
As of December 31, 2023
0 - 5 Years	46.3%
5 - 10 Years	40.0
15 - 20 Years	3.8
20 - 25 Years	5.5
Over 25 Years	4.4
The table reflects the fund's investments, except for short-term investments and derivatives.
8

Inflation-Protected Securities Fund
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (96.1%)
U.S. Government Securities (96.1%)
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	410,877	398,865
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	427,082	423,738
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	679,432	655,110
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	932,643	903,484
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	827,082	795,155
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	422,804	407,999
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	18,179	18,034
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	638,226	607,307
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	782,090	745,174
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	883,871	839,255
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	728,733	692,746
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	364,710	368,010
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	903,370	849,011
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	803,715	763,774
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	905,694	898,893
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	828,857	784,553
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	321,435	319,622
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	894,463	871,805
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	353,016	378,220
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	221,855	212,492
[1]	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	773,473	797,032
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/29	1,058,877	1,014,362
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/29	447,356	462,867
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/29	402,842	444,441
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	726,503	672,123
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/30	817,968	742,166
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/30	906,015	819,371
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/31	940,816	840,840
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/31	958,194	853,085
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/32	1,046,109	920,396
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/32	143,920	161,189
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/32	1,085,424	993,653
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/33	1,059,519	1,004,537
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/33	1,384,245	1,344,867
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/40	190,259	195,993
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/41	274,332	282,729
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/42	445,450	362,410
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/43	267,318	209,593
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/44	453,785	406,770
9

Inflation-Protected Securities Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/45	531,647	417,254
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/46	272,430	223,730
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/47	333,430	263,877
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/48	242,052	196,210
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/49	227,422	183,891
[1]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/50	343,464	225,073
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/51	345,668	215,391
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/52	387,943	239,431
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/53	396,842	361,801
	United States Treasury Note/Bond	3.875%	9/30/29	170,000	169,814
	United States Treasury Note/Bond	4.000%	2/28/30	64,000	64,380
	United States Treasury Note/Bond	3.625%	3/31/30	80,000	78,837
	United States Treasury Note/Bond	3.750%	6/30/30	185,000	183,526
	United States Treasury Note/Bond	4.125%	11/15/32	118,500	120,629
	United States Treasury Note/Bond	3.500%	2/15/33	75,000	72,832
	United States Treasury Note/Bond	3.875%	8/15/33	35,000	35,011
Total U.S. Government and Agency Obligations (Cost $29,462,641)					27,513,358
				Shares
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[2]	Vanguard Market Liquidity Fund (Cost $903,148)	5.435%		9,032,478	903,067
Total Investments (99.2%) (Cost $30,365,789)					28,416,425
Other Assets and Liabilities—Net (0.8%)					218,144
Net Assets (100%)					28,634,569
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $14,428,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
10

Inflation-Protected Securities Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	March 2024	4,675	527,764	10,121

Short Futures Contracts
2-Year U.S. Treasury Note	March 2024	(4,101)	(844,454)	(4,044)
5-Year U.S. Treasury Note	March 2024	(400)	(43,509)	(57)
Ultra 10-Year U.S. Treasury Note	March 2024	(12)	(1,416)	(33)
Ultra Long U.S. Treasury Bond	March 2024	(680)	(90,844)	(3,591)
				(7,725)
				2,396
See accompanying Notes, which are an integral part of the Financial Statements.
11

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $29,462,641)	27,513,358
Affiliated Issuers (Cost $903,148)	903,067
Total Investments in Securities	28,416,425
Investment in Vanguard	948
Cash	4,414
Receivables for Investment Securities Sold	755,816
Receivables for Accrued Income	92,728
Receivables for Capital Shares Issued	28,919
Variation Margin Receivable—Futures Contracts	335
Other Assets	117
Total Assets	29,299,702
Liabilities
Payables for Investment Securities Purchased	594,381
Payables for Capital Shares Redeemed	69,523
Payables to Vanguard	1,229
Total Liabilities	665,133
Net Assets	28,634,569
12

Inflation-Protected Securities Fund
Statement of Assets and Liabilities (continued)
At December 31, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	32,664,630
Total Distributable Earnings (Loss)	(4,030,061)
Net Assets	28,634,569

Investor Shares—Net Assets
Applicable to 222,795,012 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,613,906
Net Asset Value Per Share—Investor Shares	$11.73

Admiral Shares—Net Assets
Applicable to 631,116,083 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,535,412
Net Asset Value Per Share—Admiral Shares	$23.03

Institutional Shares—Net Assets
Applicable to 1,224,171,046 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,485,251
Net Asset Value Per Share—Institutional Shares	$9.38
See accompanying Notes, which are an integral part of the Financial Statements.
13

Inflation-Protected Securities Fund
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Interest[1]	1,287,834
Total Income	1,287,834
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,174
Management and Administrative—Investor Shares	5,119
Management and Administrative—Admiral Shares	13,186
Management and Administrative—Institutional Shares	6,421
Marketing and Distribution—Investor Shares	180
Marketing and Distribution—Admiral Shares	902
Marketing and Distribution—Institutional Shares	472
Custodian Fees	37
Auditing Fees	37
Shareholders’ Reports—Investor Shares	85
Shareholders’ Reports—Admiral Shares	230
Shareholders’ Reports—Institutional Shares	218
Trustees’ Fees and Expenses	18
Other Expenses	16
Total Expenses	30,095
Net Investment Income	1,257,739
Realized Net Gain (Loss)
Investment Securities Sold[1]	(991,477)
Futures Contracts	(63,080)
Realized Net Gain (Loss)	(1,054,557)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	917,701
Futures Contracts	(1,942)
Change in Unrealized Appreciation (Depreciation)	915,759
Net Increase (Decrease) in Net Assets Resulting from Operations	1,118,941
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,944,000, ($46,000), $7,000, and ($123,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,257,739	2,770,308
Realized Net Gain (Loss)	(1,054,557)	(1,017,213)
Change in Unrealized Appreciation (Depreciation)	915,759	(6,580,561)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,118,941	(4,827,466)
Distributions
Investor Shares	(112,949)	(260,797)
Admiral Shares	(651,917)	(1,498,041)
Institutional Shares	(502,748)	(1,006,969)
Total Distributions	(1,267,614)	(2,765,807)
Capital Share Transactions
Investor Shares	(457,430)	(215,595)
Admiral Shares	(2,375,026)	(1,625,032)
Institutional Shares	(483,943)	(233,139)
Net Increase (Decrease) from Capital Share Transactions	(3,316,399)	(2,073,766)
Total Increase (Decrease)	(3,465,072)	(9,667,039)
Net Assets
Beginning of Period	32,099,641	41,766,680
End of Period	28,634,569	32,099,641
See accompanying Notes, which are an integral part of the Financial Statements.
15

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.80	$14.49	$14.43	$13.18	$12.47
Investment Operations
Net Investment Income[1]	.468	.965	.766	.193	.290
Net Realized and Unrealized Gain (Loss) on Investments	(.045)	(2.672)	.023	1.242	.713
Total from Investment Operations	.423	(1.707)	.789	1.435	1.003
Distributions
Dividends from Net Investment Income	(.493)	(.983)	(.728)	(.185)	(.293)
Distributions from Realized Capital Gains	—	—	(.001)	—	—
Total Distributions	(.493)	(.983)	(.729)	(.185)	(.293)
Net Asset Value, End of Period	$11.73	$11.80	$14.49	$14.43	$13.18
Total Return[2]	3.65%	-11.95%	5.56%	10.90%	8.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,614	$3,082	$4,024	$3,570	$3,402
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.95%	7.33%	5.26%	1.38%	2.24%
Portfolio Turnover Rate	34%	28%	24%	48%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.16	$28.44	$28.32	$25.88	$24.48
Investment Operations
Net Investment Income[1]	.947	1.929	1.534	.421	.600
Net Realized and Unrealized Gain (Loss) on Investments	(.085)	(5.252)	.045	2.411	1.394
Total from Investment Operations	.862	(3.323)	1.579	2.832	1.994
Distributions
Dividends from Net Investment Income	(.992)	(1.957)	(1.458)	(.392)	(.594)
Distributions from Realized Capital Gains	—	—	(.001)	—	—
Total Distributions	(.992)	(1.957)	(1.459)	(.392)	(.594)
Net Asset Value, End of Period	$23.03	$23.16	$28.44	$28.32	$25.88
Total Return[2]	3.79%	-11.85%	5.68%	10.96%	8.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,535	$16,985	$22,745	$18,143	$14,310
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.07%	7.46%	5.37%	1.54%	2.34%
Portfolio Turnover Rate	34%	28%	24%	48%	26%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.43	$11.59	$11.54	$10.54	$9.97
Investment Operations
Net Investment Income[1]	.390	.781	.626	.174	.249
Net Realized and Unrealized Gain (Loss) on Investments	(.033)	(2.141)	.021	.989	.565
Total from Investment Operations	.357	(1.360)	.647	1.163	.814
Distributions
Dividends from Net Investment Income	(.407)	(.800)	(.597)	(.163)	(.244)
Distributions from Realized Capital Gains	—	—	(.000)[2]	—	—
Total Distributions	(.407)	(.800)	(.597)	(.163)	(.244)
Net Asset Value, End of Period	$9.38	$9.43	$11.59	$11.54	$10.54
Total Return	3.85%	-11.90%	5.72%	11.05%	8.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,485	$12,033	$14,998	$12,587	$10,250
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.12%	7.42%	5.37%	1.56%	2.37%
Portfolio Turnover Rate	34%	28%	24%	48%	26%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Inflation-Protected Securities Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
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Inflation-Protected Securities Fund
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $948,000, representing less than 0.01% of the fund’s net assets and 0.38% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,513,358	—	27,513,358
Temporary Cash Investments	903,067	—	—	903,067
Total	903,067	27,513,358	—	28,416,425

Derivative Financial Instruments
Assets
Futures Contracts[1]	10,121	—	—	10,121
Liabilities
Futures Contracts[1]	7,725	—	—	7,725
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods
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Inflation-Protected Securities Fund
for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	11,167
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,976,778)
Capital Loss Carryforwards	(2,064,450)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(4,030,061)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	1,267,614	2,765,807
Long-Term Capital Gains	—	—
Total	1,267,614	2,765,807
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,393,203
Gross Unrealized Appreciation	141,911
Gross Unrealized Depreciation	(2,118,689)
Net Unrealized Appreciation (Depreciation)	(1,976,778)
E.  During the year ended December 31, 2023, the fund purchased $10,443,244,000 of investment securities and sold $14,561,154,000 of investment securities, other than temporary cash investments.
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Inflation-Protected Securities Fund
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	305,121	25,844	633,109	47,025
Issued in Lieu of Cash Distributions	105,251	8,976	243,251	19,520
Redeemed	(867,802)	(73,298)	(1,091,955)	(83,041)
Net Increase (Decrease)—Investor Shares	(457,430)	(38,478)	(215,595)	(16,496)
Admiral Shares
Issued	2,521,314	108,488	4,960,474	189,263
Issued in Lieu of Cash Distributions	572,987	24,887	1,315,318	53,724
Redeemed	(5,469,327)	(235,696)	(7,900,824)	(309,302)
Net Increase (Decrease)—Admiral Shares	(2,375,026)	(102,321)	(1,625,032)	(66,315)
Institutional Shares
Issued	1,919,994	202,062	2,684,315	251,132
Issued in Lieu of Cash Distributions	481,985	51,402	954,665	95,882
Redeemed	(2,885,922)	(304,862)	(3,872,119)	(366,000)
Net Increase (Decrease)—Institutional Shares	(483,943)	(51,398)	(233,139)	(18,986)
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 15, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
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Tax information (unaudited)
The fund hereby designates $1,243,083,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 99.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
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"Bloomberg®" and Bloomberg U.S. Treasury Inflation Protected Securities Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Inflation-Protected Securities Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Inflation-Protected Securities Fund or any member of the public regarding the advisability of investing in securities generally or in the Inflation-Protected Securities Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Treasury Inflation Protected Securities Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Inflation-Protected Securities Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Inflation-Protected Securities Fund into consideration in determining, composing or calculating the Bloomberg U.S. Treasury Inflation Protected Securities Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Inflation-Protected Securities Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Inflation-Protected Securities Fund customers, in connection with the administration, marketing or trading of the Inflation-Protected Securities Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE INFLATION-PROTECTED SECURITIES FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE INFLATION-PROTECTED SECURITIES FUND OR BLOOMBERG U.S. TREASURY INFLATION PROTECTED SECURITIES INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. McIsaac	Lauren Valente

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1190 022024

Annual Report   |   December 31, 2023
Vanguard Ultra-Short Bond ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	The financial markets delivered very robust returns for the 12 months ended December 31, 2023. Vanguard Ultra-Short Bond ETF returned 5.56%, based on net asset value. The ETF outpaced its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index, which returned 5.16%.
•	With inflation continuing to ease, a number of major central banks slowed and eventually stopped hiking interest rates. Global growth, employment, and consumer spending showed resilience, but the prospect of rates remaining high for an extended period spurred volatility at times. Toward year-end, however, global stocks and bonds rallied as falling inflation and softening economic growth raised market expectations for rate cuts in 2024.
•	Unlike its benchmark, which consists of the most recently issued U.S. Treasury note, the ETF invests in a diversified portfolio of primarily high-quality securities in the credit sector, including investment-grade corporates and asset-backed securities.
•	The higher yields from holding credit over Treasuries and the narrowing in credit spreads during the period drove the ETF’s outperformance relative to its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.53%	8.97%	15.52%
Russell 2000 Index (Small-caps)	16.93	2.22	9.97
Russell 3000 Index (Broad U.S. market)	25.96	8.54	15.16
FTSE All-World ex US Index (International)	15.82	1.98	7.52
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	5.60%	-3.33%	1.17%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	6.40	-0.40	2.25
FTSE Three-Month U.S. Treasury Bill Index	5.26	2.24	1.91
CPI
Consumer Price Index	3.35%	5.60%	4.07%
1

Advisor’s Report
For the 12 months ended December 31, 2023, Vanguard Ultra-Short Bond ETF returned 5.56%, based on net asset value. The ETF outpaced its benchmark, the Bloomberg U.S. Treasury Bellwethers: 1 Year Index, which returned 5.16%.
The ETF’s 30-day SEC yield stood at 5.17% as of December 31, up from 4.65% a year earlier. The 30-day SEC yield is a proxy for a portfolio’s potential annualized rate of income.
Investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets.
The prospect of inflation remaining stubbornly high led central banks, including the Federal Reserve, the European Central Bank, and the Bank of England, to continue raising interest rates, but through less aggressive hikes than some of those that stemmed from policy meetings in 2022.
Although progress was slow in developed markets, signs of inflation moderating and a growing belief that the Fed may have come to the end of its rate-hiking cycle

Yields of U.S. Treasury Securities
Maturity	December 31, 2022	December 31, 2023
2 years	4.43%	4.25%
5 years	4.00	3.85
10 years	3.87	3.88
30 years	3.96	4.03
Source: Vanguard.
2

contributed to a strong rally in both stocks and bonds toward year-end.
Bond yields were volatile in 2023. The bellwether 10-year U.S. Treasury note yield surged at times when the markets were anticipating rates to stay higher for longer, breaking above 4% in early March and climbing to around 5% in the fall. Its March decline—and another toward year-end—stemmed from stress in the banking sector and the Fed’s pivot from a tight monetary policy stance to signaling rate cuts in 2024. That yield nevertheless finished the year almost where it started at just under 3.9%. Yields for short-term Treasuries, however, generally ended the year lower.
The broad U.S. investment-grade bond market returned 5.60% for the year, according to the Bloomberg U.S. Aggregate Float Adjusted Index. With the odds of a global recession falling and resilience in both the job market and consumer spending, the average yield of corporate bonds over Treasuries narrowed during the period, leading them to return even more than that.
Management of the portfolio
The ETF’s benchmark consists of the most recently issued U.S. Treasury note with a maturity of 1 year. While we target the same average duration as the benchmark, we take on credit exposure, which is expected to be a primary driver of excess returns for the ETF over time as credit securities offer a yield premium over the Treasury benchmark.
The ETF was conservatively positioned ahead of the turmoil in the banking sector in March that included the shuttering of some regional banks. So when spreads widened and the market cheapened up, we added debt of banks to the portfolio, especially regional banks that we believed had very sound fundamentals. This helped the ETF’s relative performance.
Another positive was taking on attractively valued, high-quality credit risk midyear when we believed the Fed was probably at or near the end of its rate-hiking cycle. That move paid off as credit spreads then tightened through the end of 2023.
Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
We, therefore, continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation closer to the Fed’s 2% target. And while the Fed may start cutting interest rates later this year, they are likely to remain for some time well above the low levels we have
3

become accustomed to since the global financial crisis.
If the shallow recession we are expecting materializes, it will likely bring greater dispersion between issuers in the credit sector and more opportunities for us to add value through bottom-up security selection.
Whatever the markets may bring, our experienced global team of portfolio managers, traders, and credit analysts will continue to seek out attractive opportunities to produce competitive returns for our investors.
Portfolio Managers:
Daniel Shaykevich, Principal
Arvind Narayanan, CFA, Principal
Vanguard Fixed Income Group
January 13, 2024
4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
5

Period Ended December 31, 2023
Ultra-Short Bond ETF	Beginning Account Value 6/30/2023	Ending Account Value 12/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,034.20	$0.51
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.70	0.51
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.10%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
6

Ultra-Short Bond ETF
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 05, 2021, Through December 31, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended December 31, 2023
	One Year	Since Inception (4/5/2021)	Final Value of a $10,000 Investment
Ultra-Short Bond ETF	5.56%	1.88%	$10,524
Ultra-Short Bond ETF Market Price	5.52	1.90	10,529
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.16	1.79	10,499
Bloomberg U.S. Aggregate Bond Index	5.53	-2.48	9,335
”Since Inception” performance is calculated from the fund's inception date for both the fund and its comparative standard(s).
Cumulative Returns of ETF Shares: April 05, 2021, Through December 31, 2023
	One Year	Since Inception (4/05/2021)
Ultra-Short Bond ETF Market Price	5.52%	5.29%
Ultra-Short Bond ETF Net Asset Value	5.56	5.24
Bloomberg U.S. Treasury Bellwethers: 1 Year Index	5.16	4.99
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, click on Price, and then scroll down to the Premium/Discount chart. The ETF premium/discount chart there shows the percentage and days on which the ETF Shares’ market price was above or below the NAV.
See Financial Highlights for dividend and capital gains information.
7

Ultra-Short Bond ETF
Fund Allocation
As of December 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	22.6%
Corporate Bonds	68.3
Short-Term Reserves	0.8
Sovereign Bonds	1.1
Commercial Paper	0.7
U.S. Government Securities	6.5
The table reflects the fund’s investments, except for derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.
8

Ultra-Short Bond ETF
Financial Statements
Schedule of Investments
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Asset-Backed/Commercial Mortgage-Backed Securities (22.3%)
[1]	Ally Auto Receivables Trust Class A2 Series 2022-2	4.620%	10/15/25	4,202	4,194
[1]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	3,349	3,296
[1]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,990	2,014
[1,2]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	3,240	3,228
[1]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	9,350	9,160
[1]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	11,420	11,231
[1]	Americredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	11,000	11,041
[1]	AmeriCredit Automobile Receivables Trust Class A2A Series 2022-2	4.200%	12/18/25	2,503	2,495
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	731	724
[1]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,850	4,892
[1]	Americredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	4,063
[1]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	2,200	2,122
[1,2]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	226	226
[1,2]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	393	390
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	2,593	2,587
[1,2]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	4,990	5,036
[1,2]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	500	488
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-3A	2.360%	3/20/26	8,390	8,133
[1,2]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	4,640	4,436
[1]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	11,560	11,340
[1]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,508
[1,2]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	5,500	5,530
[1,2]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	5,130	5,192
[1,2]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	5,220	5,320
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-1	5.160%	11/25/25	2,500	2,497
[1]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	7,700	7,810
[1]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	4,149	4,079
[1]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/28	2,770	2,805
9

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,506
[1]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	1,181	1,139
[1]	Capital One Prime Auto Receivables Trust Class A2 Series 2023-1	5.200%	5/15/26	3,248	3,241
[1]	Capital One Prime Auto Receivables Trust Class A2A Series 2022-2	3.740%	9/15/25	2,784	2,772
[1]	CarMax Auto Owner Trust Class A2A Series 2023-1	5.230%	1/15/26	3,215	3,209
[1]	Carmax Auto Owner Trust Class A2A Series 2023-3	5.720%	11/16/26	6,320	6,336
[1]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/26	10,900	10,983
[1]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	1,178	1,159
[1]	Carmax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	6,240	6,251
[1]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	1,424	1,397
[1,2]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	1,760	1,790
[1,2]	Chase Auto Owner Trust Class A2 Series 2022-AA	3.860%	10/27/25	1,525	1,520
[1,2]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	7,860	7,886
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	2,460	2,461
[1,2]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	6,198	6,251
[1]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	5,630	5,679
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,510	4,576
[1,2]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,500	7,601
[1]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	928	923
[1]	CNH Equipment Trust Class A2 Series 2022-C	5.420%	7/15/26	2,965	2,959
[1]	CNH Equipment Trust Class A2 Series 2023-A	5.340%	9/15/26	1,740	1,737
[1]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	7,350	7,396
[1]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	5,000	4,867
[1]	Daimler Trucks Retail Trust Class A2 Series 2022-1	5.070%	9/16/24	755	754
[1,2]	Dell Equipment Finance Trust Class A2 Series 2022-2	4.030%	7/22/27	1,094	1,091
[1,2]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	7,100	7,134
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	5,590	5,634
[1,2]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,540	2,572
[1]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,534
[1]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	14,695	14,412
[1,2]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	2,300	2,314
[1,2]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	1,862	1,855
[1,2]	DLLMT LLC Class A2 Series 2023-1A	5.780%	11/20/25	4,180	4,180
[1,2]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	1,818	1,806
[1,2]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	1,500	1,474
[1,2]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	292	288
[1,2]	DT Auto Owner Trust Class A Series 2022-2A	2.880%	6/15/26	530	528
[1,2]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	2,330	2,339
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	1,559	1,526
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	4,910	4,914
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	6.400%	3/20/30	6,400	6,538
[1,2]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	4,030	4,038
10

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 1M1 Series 2023-R08, SOFR30A + 1.500%	6.837%	10/25/43	2,781	2,787
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR30A + 0.900%	6.237%	11/25/41	819	817
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR30A + 0.750%	6.087%	10/25/41	155	155
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06 , SOFR30A + 1.700%	7.037%	7/25/43	1,073	1,077
[1,2,3,4]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	7.287%	9/25/43	850	858
[1]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	13,130	13,274
[1,2]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	241	238
[1,2]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	307	302
[1]	Ford Credit Auto Lease Trust Class A2A Series 2023-B	5.900%	2/15/26	4,200	4,214
[1]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	9,630	9,734
[1]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	1,750	1,731
[1]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	880
[1]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,403
[1]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	1,250	1,229
[1,2]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	6,770	6,633
[1,2]	Ford Credit Auto Owner Trust Class A Series 2019-1	3.520%	7/15/30	6,330	6,329
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	13,550	13,111
[1,2]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	1,890	1,766
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-B	3.440%	2/15/25	710	709
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-C	4.520%	4/15/25	845	844
[1]	Ford Credit Auto Owner Trust Class A2A Series 2022-D	5.370%	8/15/25	1,544	1,543
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,580	3,564
[1]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,618
[1,2]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,453
[1,2]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	3,000	2,901
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	5,370	5,258
[1]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	13,980	13,096
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	6.137%	10/25/41	819	816
[1,2,3,4]	Freddie Mac STACR REMICS Trust Class M1 Series 2023-HQA3, SOFR30A + 1.850%	7.187%	11/25/43	2,108	2,120
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-1	5.160%	4/20/26	3,500	3,500
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	2,500	2,501
[1]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	4,500	4,532
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2022-2	3.540%	5/20/26	2,750	2,713
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	669
[1]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,779
[1]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	1,750	1,724
[1]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,039
11

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-3	3.500%	9/16/25	2,857	2,845
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2022-4	4.600%	11/17/25	5,884	5,867
[1]	GM Financial Consumer Automobile Receivables Trust Class A2A Series 2023-1	5.190%	3/16/26	2,256	2,251
[1]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	380	386
[1]	Harley-Davidson Motorcycle Trust Class A2 Series 2023-B	5.920%	12/15/26	7,190	7,219
[1]	Harley-Davidson Motorcycle Trust Class A2A Series 2023-A	5.320%	6/15/26	2,340	2,335
[1]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	1,076	1,057
[1,2]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	880	877
[1,2]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	255	254
[1,2]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	9,130	8,893
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	1,492	1,488
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2023-4	5.870%	6/22/26	8,060	8,107
[1]	Honda Auto Receivables Owner Trust Class A2 Series 2023-4	5.670%	6/21/28	3,470	3,543
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	3,500	3,500
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,652
[1]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	12,000	12,167
[1,2]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	4,350	4,380
[1,2]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	1,780	1,762
[1,2]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,442
[1,2]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	4,280	4,279
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-B	3.500%	4/15/26	11,730	11,573
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2022-C	4.480%	8/17/26	12,230	12,126
[1,2]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	3,020
[1]	Hyundai Auto Receivables Trust Class A2A Series 2020-C	5.350%	11/17/25	2,762	2,759
[1]	Hyundai Auto Receivables Trust Class A2A Series 2022-B	3.640%	5/15/25	1,271	1,267
[1]	Hyundai Auto Receivables Trust Class A2A Series 2023-C	5.800%	1/15/27	8,580	8,625
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	3,600	3,575
[1]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,330	2,363
[1]	John Deere Owner Trust Class A2 Series 2022-B	3.730%	6/16/25	966	963
[1]	John Deere Owner Trust Class A2 Series 2023-A	5.280%	3/16/26	5,483	5,472
[1]	John Deere Owner Trust Class A2 Series 2023-B	5.590%	6/15/26	2,040	2,041
[1]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	4,000	4,008
[1,2]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	936	915
12

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Kubota Credit Owner Trust Class A2 Series 2022-2A	4.070%	6/17/25	1,609	1,601
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-1A	5.400%	2/17/26	3,571	3,563
[1,2]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	5,310	5,317
[1,2]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	3,460	3,409
[1,2]	Master Credit Card Trust II Class A Series 2022-1A	1.660%	7/21/26	6,720	6,481
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	451	449
[1]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	8,660	8,625
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2022-1	5.260%	10/15/25	3,232	3,229
[1]	Mercedes-Benz Auto Receivables Trust Class A2 Series 2023-1	5.090%	1/15/26	2,197	2,192
[1,2]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	1,740	1,754
[1]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	1,490	1,498
[1]	Nissan Auto Receivables Owner Trust Class A2 Series 2022-B	4.500%	8/15/25	3,163	3,152
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/27	9,210	9,219
[1]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	6,000	6,151
[1,2]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	1,850	1,814
[1,2]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	7,430	7,276
[1,2]	Porsche Financial Auto Securitization Trust Class A2A Series 2023-2A	5.880%	11/23/26	5,460	5,487
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	3,140	3,138
[1,2]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	3,960	4,046
[1,2]	Progress Residential Trust Class A Series 2020-SFR1	1.732%	4/17/37	4,141	3,937
[1,2,4]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	6.148%	2/3/53	504	499
[1,2]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	330	331
[1,2]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	700	701
[1,2]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	770	771
[1,2]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	332	324
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	2,234	2,217
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-4	4.140%	2/16/27	1,241	1,232
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	2,374	2,363
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	848	844
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-1	4.880%	4/15/27	4,390	4,368
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	3,090	3,083
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	2,730	2,744
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,740	4,784
[1]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	1,610	1,634
13

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	15,755	15,439
[1,2]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,400	4,314
[1,2]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	6,330	6,453
[1,2]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	2,380	2,386
[1,2]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	3,440	3,459
[1,2]	SFS Auto Receivables Securitization Trust Class A2A Series 2023-1A	5.890%	3/22/27	2,393	2,396
[1]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	7,670	7,495
[1]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	17,750	17,440
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	6,020	6,037
[1,2]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	11,610	11,717
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,415
[1,2]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,481
[1,2]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	3,710	3,734
[1,2]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	14,500	13,795
[1]	Toyota Auto Receivables Owner Trust Class A2 Series 2023-A	5.050%	1/15/26	2,079	2,075
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	2,834	2,822
[1]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-D	5.270%	1/15/26	4,902	4,896
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,137
[1]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,500	4,539
[1,2]	Toyota Lease Owner Trust Class A2A Series 2023-B	5.730%	4/20/26	9,880	9,924
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-A	4.930%	4/20/26	17,080	17,047
[1,2]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	5,130	5,210
[1,2]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	1,320	1,324
[1,2]	USAA Auto Owner Trust Class A2 Series 2022-A	4.600%	2/18/25	1,443	1,442
[1,2]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	9,860	9,969
[1]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	10,870	10,503
[1]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,752
[1]	Verizon Master Trust Class A Series 2023-2	4.890%	4/13/28	3,730	3,724
[1]	Verizon Master Trust Class A1A Series 2022-5	3.720%	7/20/27	7,500	7,494
[1]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	3,010
[1]	Verizon Master Trust Class C Series 2021-2	1.380%	4/20/28	2,290	2,201
[1]	Volkswagen Auto Lease Trust Class A2 Series 2022-A	3.020%	10/21/24	84	84
[1]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	13,200	13,382
[1]	Volkswagen Auto Loan Enhanced Trust Class A2A Series 2023-1	5.500%	12/21/26	8,153	8,155
[1,2]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	730	727
[1,2]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	371	365
[1]	World Omni Auto Receivables Trust Class A2 Series 2022-C	3.730%	3/16/26	3,359	3,340
[1]	World Omni Auto Receivables Trust Class A2A Series 2022-D	5.510%	3/16/26	3,446	3,444
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-A	5.180%	7/15/26	1,907	1,903
14

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-C	5.570%	12/15/26	8,500	8,511
[1]	World Omni Auto Receivables Trust Class A2A Series 2023-D	5.910%	2/16/27	7,500	7,546
[1]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	800	798
[1]	World Omni Automobile Lease Securitization Class A3 Series 2023-A	5.070%	9/15/26	9,060	9,061
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	540	533
[1]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,853
[1]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	790	777
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $909,543)					914,677
Corporate Bonds (67.5%)
Communications (3.9%)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	1,289	1,287
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	25,160	24,925
	Comcast Corp.	3.375%	8/15/25	7,500	7,330
	Discovery Communications LLC	3.900%	11/15/24	7,356	7,251
	Discovery Communications LLC	3.450%	3/15/25	1,300	1,267
	Fox Corp.	4.030%	1/25/24	16,098	16,077
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,096	4,070
[2]	Netflix Inc.	3.625%	6/15/25	25,285	24,835
[2]	NTT Finance Corp.	4.142%	7/26/24	5,540	5,504
	Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	1,800	1,771
	Sprint LLC	7.625%	2/15/25	23,631	24,050
	Sprint LLC	7.625%	3/1/26	1,460	1,525
	Take-Two Interactive Software Inc.	3.300%	3/28/24	809	804
	Take-Two Interactive Software Inc.	5.000%	3/28/26	862	865
	T-Mobile USA Inc.	3.500%	4/15/25	7,944	7,780
	Verizon Communications Inc.	0.850%	11/20/25	6,350	5,904
	Vodafone Group plc	3.750%	1/16/24	4,500	4,496
	Vodafone Group plc	4.125%	5/30/25	1,403	1,386
	Walt Disney Co.	3.700%	9/15/24	2,351	2,325
	Warnermedia Holdings Inc.	3.638%	3/15/25	17,560	17,190
					160,642
Consumer Discretionary (5.2%)
	American Honda Finance Corp.	2.400%	6/27/24	2,500	2,462
	American Honda Finance Corp.	0.550%	7/12/24	4,535	4,418
	American Honda Finance Corp.	4.600%	4/17/25	26,000	25,925
	American Honda Finance Corp.	5.000%	5/23/25	8,536	8,562
	AutoZone Inc.	3.250%	4/15/25	4,850	4,736
[2]	BMW Finance NV	2.400%	8/14/24	2,520	2,472
[2]	BMW US Capital LLC	0.800%	4/1/24	2,615	2,584
[2]	BMW US Capital LLC	3.900%	4/9/25	5,038	4,979
[2]	BMW US Capital LLC	5.300%	8/11/25	1,740	1,756
	eBay Inc.	3.450%	8/1/24	1,288	1,270
	Ford Motor Credit Co. LLC	5.125%	6/16/25	8,820	8,714
	Ford Motor Credit Co. LLC	4.134%	8/4/25	3,142	3,055
	Ford Motor Credit Co. LLC	3.375%	11/13/25	10,750	10,284
	General Motors Co.	6.125%	10/1/25	5,910	5,986
15

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,282	2,281
	General Motors Financial Co. Inc.	1.200%	10/15/24	10,865	10,479
	General Motors Financial Co. Inc.	2.900%	2/26/25	4,000	3,883
	General Motors Financial Co. Inc.	3.800%	4/7/25	4,760	4,664
	Honda Motor Co. Ltd.	2.271%	3/10/25	4,139	4,013
	Marriott International Inc.	3.750%	10/1/25	3,634	3,548
[2]	Mercedes-Benz Finance North America LLC	3.650%	2/22/24	4,280	4,267
[2]	Mercedes-Benz Finance North America LLC	2.700%	6/14/24	2,600	2,564
[2]	Mercedes-Benz Finance North America LLC	3.250%	8/1/24	7,917	7,809
[2]	Mercedes-Benz Finance North America LLC	5.500%	11/27/24	2,175	2,178
[2]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	21,095	21,299
	Tapestry Inc.	7.050%	11/27/25	12,385	12,677
	Toyota Motor Corp.	0.681%	3/25/24	13,220	13,078
	Toyota Motor Credit Corp.	2.500%	3/22/24	7,765	7,712
	Toyota Motor Credit Corp.	4.400%	9/20/24	3,637	3,615
[5]	Volkswagen Financial Services Australia Pty Ltd.	2.400%	8/28/24	4,460	2,986
[2]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	9,345	9,099
[2]	Volkswagen Group of America Finance LLC	3.950%	6/6/25	340	333
[2]	Volkswagen Group of America Finance LLC	5.800%	9/12/25	8,040	8,112
					211,800
Consumer Staples (3.6%)
	Altria Group Inc.	4.000%	1/31/24	8,360	8,346
	Altria Group Inc.	3.800%	2/14/24	8,944	8,916
	BAT Capital Corp.	3.222%	8/15/24	7,156	7,042
	BAT Capital Corp.	2.789%	9/6/24	4,629	4,534
[2]	BAT International Finance plc	3.950%	6/15/25	1,300	1,273
	BAT International Finance plc	1.668%	3/25/26	3,740	3,474
	Campbell Soup Co.	3.950%	3/15/25	3,939	3,878
	Conagra Brands Inc.	4.600%	11/1/25	175	173
	Constellation Brands Inc.	3.600%	5/9/24	4,556	4,522
	Constellation Brands Inc.	4.750%	11/15/24	3,300	3,278
	Diageo Capital plc	2.125%	10/24/24	1,920	1,869
	Dollar General Corp.	4.150%	11/1/25	22,204	21,847
	Estee Lauder Cos. Inc.	2.000%	12/1/24	960	933
	Haleon UK Capital plc	3.125%	3/24/25	8,690	8,486
	Haleon US Capital LLC	3.024%	3/24/24	3,760	3,735
	Hershey Co.	2.050%	11/15/24	1,880	1,829
	Hormel Foods Corp.	0.650%	6/3/24	3,868	3,790
	Kenvue Inc.	5.500%	3/22/25	12,530	12,635
	Keurig Dr Pepper Inc.	0.750%	3/15/24	5,021	4,971
[2]	Mars Inc.	2.700%	4/1/25	1,100	1,071
[2]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	1,246	1,201
[2]	Mondelez International Holdings Netherlands BV	4.250%	9/15/25	890	879
	Mondelez International Inc.	2.125%	3/17/24	5,275	5,233
	Mondelez International Inc.	1.500%	5/4/25	1,088	1,038
	Philip Morris International Inc.	2.875%	5/1/24	281	278
	Philip Morris International Inc.	5.125%	11/15/24	16,841	16,810
	Philip Morris International Inc.	1.500%	5/1/25	859	821
	Philip Morris International Inc.	5.000%	11/17/25	10,100	10,147
	Reynolds American Inc.	4.450%	6/12/25	4,571	4,518
					147,527
Energy (2.9%)
	Canadian Natural Resources Ltd.	3.800%	4/15/24	900	894
	Canadian Natural Resources Ltd.	2.050%	7/15/25	6,076	5,791
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,880	4,892
16

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	1,253	1,222
	Enbridge Energy Partners LP	5.875%	10/15/25	9,699	9,805
	Energy Transfer LP	5.875%	1/15/24	894	894
	Energy Transfer LP	4.900%	2/1/24	5,220	5,211
	Energy Transfer LP	4.500%	4/15/24	252	251
	Energy Transfer LP	3.900%	5/15/24	2,000	1,984
	Energy Transfer LP	2.900%	5/15/25	250	242
	Energy Transfer LP	4.750%	1/15/26	900	894
	EOG Resources Inc.	3.150%	4/1/25	600	588
	Equinor ASA	2.650%	1/15/24	2,880	2,877
	Equinor ASA	3.250%	11/10/24	2,000	1,966
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	5,916	5,579
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	2,977	2,961
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	1,585	1,568
	Marathon Petroleum Corp.	4.700%	5/1/25	22,187	22,036
	MPLX LP	4.000%	2/15/25	776	764
	MPLX LP	4.875%	6/1/25	7,935	7,887
	Ovintiv Inc.	5.650%	5/15/25	6,455	6,480
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	440	432
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	11,580	11,453
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	297	297
	TransCanada PipeLines Ltd.	1.000%	10/12/24	2,170	2,091
	Western Midstream Operating LP	3.100%	2/1/25	6,479	6,311
	Western Midstream Operating LP	3.950%	6/1/25	450	440
	Williams Cos. Inc.	4.300%	3/4/24	5,211	5,196
	Williams Cos. Inc.	4.550%	6/24/24	3,977	3,956
	Williams Cos. Inc.	3.900%	1/15/25	5,160	5,078
	Williams Cos. Inc.	4.000%	9/15/25	350	344
					120,384
Financials (28.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	2,150	2,142
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	8,184	7,903
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	3,329	3,268
	Affiliated Managers Group Inc.	4.250%	2/15/24	6,784	6,768
	Air Lease Corp.	0.700%	2/15/24	1,837	1,825
	Air Lease Corp.	4.250%	9/15/24	5,754	5,678
	Air Lease Corp.	2.300%	2/1/25	976	942
	Air Lease Corp.	3.250%	3/1/25	103	100
	Allstate Corp.	0.750%	12/15/25	2,350	2,167
	American Express Co.	3.950%	8/1/25	16,500	16,237
	American Express Co.	4.990%	5/1/26	19,500	19,454
	American Express Co.	6.338%	10/30/26	5,270	5,376
	Ameriprise Financial Inc.	3.700%	10/15/24	5,049	4,984
	Ameriprise Financial Inc.	3.000%	4/2/25	1,800	1,755
[2]	Athene Global Funding	2.514%	3/8/24	750	745
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	10,120	10,282
[4,5]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	6.333%	7/26/29	6,606	4,521
	Banco Santander SA	3.496%	3/24/25	1,350	1,321
	Banco Santander SA	2.746%	5/28/25	2,800	2,703
	Bank of America Corp.	3.950%	4/21/25	5,870	5,772
	Bank of America Corp.	2.456%	10/22/25	5,000	4,872
17

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.366%	1/23/26	5,000	4,884
	Bank of America Corp.	2.015%	2/13/26	4,400	4,227
	Bank of America Corp.	3.384%	4/2/26	3,040	2,959
	Bank of America Corp.	1.319%	6/19/26	4,455	4,193
	Bank of America NA	5.650%	8/18/25	9,000	9,116
	Bank of Montreal	5.200%	12/12/24	15,000	14,983
	Bank of Montreal	1.500%	1/10/25	6,880	6,628
	Bank of Montreal	1.850%	5/1/25	3,431	3,292
	Bank of Montreal	5.920%	9/25/25	21,000	21,328
	Bank of New York Mellon	5.148%	5/22/26	8,985	8,983
	Bank of New York Mellon Corp.	4.414%	7/24/26	3,725	3,686
	Bank of Nova Scotia	2.200%	2/3/25	5,000	4,848
	Bank of Nova Scotia	1.300%	6/11/25	1,720	1,631
	Bank of Nova Scotia	5.450%	6/12/25	40,000	40,181
	Barclays plc	3.650%	3/16/25	1,575	1,540
[2]	BNP Paribas SA	3.800%	1/10/24	6,000	5,997
[2]	BPCE SA	4.625%	7/11/24	2,925	2,892
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	5,000	4,884
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	30,500	30,511
	Capital One Financial Corp.	3.300%	10/30/24	2,514	2,471
	Charles Schwab Corp.	3.550%	2/1/24	1,424	1,421
	Citibank NA	5.864%	9/29/25	13,520	13,748
	Citigroup Inc.	3.352%	4/24/25	2,000	1,985
	Citigroup Inc.	0.981%	5/1/25	4,998	4,914
	Citigroup Inc.	3.700%	1/12/26	2,130	2,080
	Citigroup Inc.	2.014%	1/25/26	2,550	2,450
	Citigroup Inc.	3.290%	3/17/26	1,500	1,461
	Cooperatieve Rabobank UA	5.500%	7/18/25	15,360	15,514
	Credit Suisse AG	4.750%	8/9/24	2,436	2,420
	Credit Suisse AG	3.625%	9/9/24	7,433	7,325
	Credit Suisse AG	7.950%	1/9/25	5,320	5,436
	Credit Suisse AG	2.950%	4/9/25	5,200	5,039
[2]	Danske Bank A/S	6.259%	9/22/26	12,500	12,702
	Fifth Third Bancorp	4.300%	1/16/24	3,101	3,097
	Franklin Resources Inc.	2.850%	3/30/25	1,300	1,265
[2]	GA Global Funding Trust	1.000%	4/8/24	7,590	7,473
	GATX Corp.	4.350%	2/15/24	2,334	2,326
	Goldman Sachs Group Inc.	5.700%	11/1/24	4,240	4,251
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,000	4,904
	Goldman Sachs Group Inc.	3.500%	4/1/25	851	833
	Goldman Sachs Group Inc.	3.750%	5/22/25	481	472
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,473
[4]	Goldman Sachs Group Inc., SOFR + 0.486%	5.861%	10/21/24	770	768
	HSBC Holdings plc	4.250%	3/14/24	9,200	9,161
	HSBC Holdings plc	2.999%	3/10/26	7,420	7,198
	HSBC Holdings plc	1.645%	4/18/26	6,240	5,931
	HSBC Holdings plc	2.099%	6/4/26	12,965	12,344
	HSBC Holdings plc	4.292%	9/12/26	12,435	12,174
	HSBC USA Inc.	5.625%	3/17/25	6,690	6,727
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,826
	Huntington National Bank	5.699%	11/18/25	5,062	5,022
	Intercontinental Exchange Inc.	3.650%	5/23/25	48,891	47,959
	Invesco Finance plc	4.000%	1/30/24	28,370	28,322
[2]	Jackson National Life Global Funding	3.250%	1/30/24	246	245
	JPMorgan Chase & Co.	3.875%	9/10/24	11,314	11,181
18

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	3.845%	6/14/25	4,240	4,205
	JPMorgan Chase & Co.	1.561%	12/10/25	5,017	4,830
	JPMorgan Chase & Co.	5.546%	12/15/25	5,000	5,004
	JPMorgan Chase & Co.	2.595%	2/24/26	4,904	4,750
	JPMorgan Chase & Co.	2.005%	3/13/26	7,465	7,172
	JPMorgan Chase & Co.	2.083%	4/22/26	7,054	6,760
	JPMorgan Chase & Co.	4.080%	4/26/26	5,000	4,920
	Lloyds Banking Group plc	4.450%	5/8/25	10,000	9,881
	Lloyds Banking Group plc	3.870%	7/9/25	6,216	6,158
	Lloyds Banking Group plc	2.438%	2/5/26	1,000	965
	Lloyds Banking Group plc	3.511%	3/18/26	2,095	2,045
[2]	Macquarie Bank Ltd.	2.300%	1/22/25	1,180	1,145
[2]	Macquarie Group Ltd.	6.207%	11/22/24	18,000	18,101
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	930	901
	Marsh & McLennan Cos. Inc.	3.875%	3/15/24	11,544	11,498
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	6,570	6,512
[2]	Met Tower Global Funding	0.700%	4/5/24	1,233	1,216
	MetLife Inc.	3.600%	11/13/25	806	793
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	7,300	7,193
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	20,745	20,042
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	3,990	3,924
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	1,524	1,517
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	5,000	4,982
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	6,370	6,397
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,071
	Mizuho Financial Group Inc.	2.226%	5/25/26	1,630	1,558
	Morgan Stanley	4.000%	7/23/25	5,881	5,798
	Morgan Stanley	2.630%	2/18/26	3,400	3,291
	Morgan Stanley	2.188%	4/28/26	910	874
	Morgan Stanley Bank NA	5.479%	7/16/25	7,820	7,890
	Nasdaq Inc.	5.650%	6/28/25	24,356	24,590
	National Bank of Canada	5.250%	1/17/25	8,460	8,456
[2]	National Securities Clearing Corp.	5.150%	5/30/25	7,530	7,568
[2]	Nationwide Building Society	1.000%	8/28/25	8,000	7,465
[2]	New York Life Global Funding	2.900%	1/17/24	594	593
[2]	Nordea Bank Abp	4.750%	9/22/25	1,790	1,783
[2]	Nuveen Finance LLC	4.125%	11/1/24	7,265	7,162
	ORIX Corp.	4.050%	1/16/24	1,400	1,399
	ORIX Corp.	3.250%	12/4/24	270	265
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	3,447	3,438
[2]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.000%	7/15/25	4,790	4,685
	PNC Bank NA	2.950%	2/23/25	625	608
	PNC Bank NA	3.250%	6/1/25	5,164	5,029
	PNC Financial Services Group Inc.	3.900%	4/29/24	1,170	1,162
	PNC Financial Services Group Inc.	2.200%	11/1/24	14,413	14,010
	PNC Financial Services Group Inc.	5.671%	10/28/25	16,750	16,738
	PNC Financial Services Group Inc.	5.812%	6/12/26	15,063	15,169
[2]	Principal Life Global Funding II	0.500%	1/8/24	7,059	7,054
[2]	Principal Life Global Funding II	0.750%	4/12/24	4,246	4,185
[2]	Protective Life Global Funding	0.473%	1/12/24	2,820	2,816
[2]	Protective Life Global Funding	3.104%	4/15/24	372	369
	Royal Bank of Canada	4.950%	4/25/25	35,273	35,289
	Santander UK plc	1.089%	3/15/25	10,000	9,887
[4,5]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	6.210%	6/28/25	10,060	6,879
19

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	2.354%	11/1/25	6,687	6,517
	State Street Corp.	4.857%	1/26/26	1,740	1,730
	State Street Corp.	2.901%	3/30/26	1,058	1,027
	State Street Corp.	5.104%	5/18/26	33,000	33,022
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	2,210	2,145
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	13,921	13,175
	Toronto-Dominion Bank	4.285%	9/13/24	3,884	3,852
	Toronto-Dominion Bank	3.766%	6/6/25	2,944	2,896
	Toronto-Dominion Bank	0.750%	9/11/25	24,278	22,658
	Truist Bank	1.500%	3/10/25	8,256	7,887
	Truist Financial Corp.	3.700%	6/5/25	12,247	11,978
	Truist Financial Corp.	1.200%	8/5/25	220	207
	UBS AG	5.800%	9/11/25	40,000	40,472
[2]	UBS Group AG	1.305%	2/2/27	8,560	7,843
	US Bancorp	1.450%	5/12/25	2,380	2,268
	US Bancorp	3.950%	11/17/25	15,000	14,767
	US Bancorp	5.727%	10/21/26	27,000	27,176
	US Bank NA	2.050%	1/21/25	9,071	8,774
[2]	USAA Capital Corp.	0.500%	5/1/24	1,710	1,678
[2]	USAA Capital Corp.	3.375%	5/1/25	1,000	978
	Wells Fargo & Co.	3.550%	9/29/25	3,620	3,539
	Wells Fargo & Co.	2.406%	10/30/25	15,582	15,171
	Wells Fargo & Co.	2.164%	2/11/26	1,812	1,745
	Wells Fargo & Co.	2.188%	4/30/26	5,960	5,712
	Wells Fargo & Co.	4.540%	8/15/26	5,320	5,267
	Wells Fargo Bank NA	5.550%	8/1/25	11,560	11,680
	Westpac Banking Corp.	5.512%	11/17/25	7,980	8,113
	Willis North America Inc.	3.600%	5/15/24	1,500	1,485
					1,178,250
Health Care (5.1%)
	AbbVie Inc.	2.600%	11/21/24	10,510	10,269
	AbbVie Inc.	3.800%	3/15/25	1,991	1,966
	AbbVie Inc.	3.600%	5/14/25	593	583
	Aetna Inc.	3.500%	11/15/24	1,396	1,374
	Amgen Inc.	3.125%	5/1/25	12,190	11,885
	Baxalta Inc.	4.000%	6/23/25	7,638	7,514
	Baxter International Inc.	1.322%	11/29/24	2,180	2,100
	Cardinal Health Inc.	3.079%	6/15/24	13,750	13,583
	Cencora Inc.	3.400%	5/15/24	11,650	11,551
	CVS Health Corp.	3.375%	8/12/24	3,184	3,139
	CVS Health Corp.	2.625%	8/15/24	7,693	7,548
	CVS Health Corp.	3.875%	7/20/25	9,711	9,538
	Elevance Health Inc.	3.350%	12/1/24	5,514	5,412
	Elevance Health Inc.	2.375%	1/15/25	1,633	1,587
	Elevance Health Inc.	5.350%	10/15/25	3,560	3,586
	GE HealthCare Technologies Inc.	5.600%	11/15/25	24,732	24,950
	HCA Inc.	5.375%	2/1/25	16,500	16,493
	Humana Inc.	3.850%	10/1/24	4,290	4,234
	Laboratory Corp. of America Holdings	2.300%	12/1/24	479	466
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/25	37,765	37,679
	Quest Diagnostics Inc.	3.500%	3/30/25	12,870	12,597
	Stryker Corp.	3.375%	11/1/25	7,000	6,814
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	6,459	6,257
	Zoetis Inc.	4.500%	11/13/25	5,000	4,972
20

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	5.400%	11/14/25	1,695	1,709
					207,806
Industrials (4.6%)
[5]	Aurizon Network Pty Ltd.	4.000%	6/21/24	7,160	4,853
[2]	BAE Systems Holdings Inc.	3.800%	10/7/24	4,143	4,086
	Boeing Co.	1.433%	2/4/24	7,535	7,505
	Boeing Co.	4.875%	5/1/25	18,200	18,117
[5]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	4,950	3,332
	Canadian Pacific Railway Co.	2.900%	2/1/25	17,500	17,048
	Carrier Global Corp.	2.242%	2/15/25	10,928	10,573
[2]	Carrier Global Corp.	5.800%	11/30/25	3,342	3,388
	Caterpillar Financial Services Corp.	3.300%	6/9/24	978	969
	Caterpillar Financial Services Corp.	0.600%	9/13/24	920	891
	CNH Industrial Capital LLC	4.200%	1/15/24	5,448	5,444
	CNH Industrial Capital LLC	5.450%	10/14/25	2,820	2,836
[2]	Daimler Truck Finance North America LLC	3.500%	4/7/25	334	327
[2]	Daimler Truck Finance North America LLC	5.600%	8/8/25	10,665	10,736
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	9,140	8,951
	L3Harris Technologies Inc.	3.950%	5/28/24	2,400	2,382
	L3Harris Technologies Inc.	3.832%	4/27/25	279	274
[5]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	5,040	3,377
	Northrop Grumman Corp.	2.930%	1/15/25	878	858
	Otis Worldwide Corp.	2.056%	4/5/25	381	367
[5]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,320	891
	Parker-Hannifin Corp.	2.700%	6/14/24	1,100	1,085
	Parker-Hannifin Corp.	3.650%	6/15/24	13,450	13,322
	Parker-Hannifin Corp.	3.300%	11/21/24	2,875	2,823
	RTX Corp.	3.950%	8/16/25	3,120	3,076
	RTX Corp.	5.000%	2/27/26	820	823
	Ryder System Inc.	2.500%	9/1/24	1,250	1,224
	Ryder System Inc.	4.625%	6/1/25	9,731	9,658
	Ryder System Inc.	3.350%	9/1/25	2,860	2,775
[2]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	4,964	4,938
	Southwest Airlines Co.	5.250%	5/4/25	20,699	20,701
	Trane Technologies Financing Ltd.	3.550%	11/1/24	2,248	2,207
	Union Pacific Corp.	3.150%	3/1/24	13,039	12,985
	Waste Management Inc.	3.125%	3/1/25	7,999	7,830
					190,652
Materials (2.0%)
	Celanese US Holdings LLC	3.500%	5/8/24	1,762	1,745
	DuPont de Nemours Inc.	4.493%	11/15/25	11,269	11,198
	Eastman Chemical Co.	3.800%	3/15/25	3,105	3,052
	Freeport-McMoRan Inc.	4.550%	11/14/24	4,935	4,882
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,143	5,960
[2]	Georgia-Pacific LLC	0.625%	5/15/24	11,960	11,742
[2]	Glencore Funding LLC	4.000%	4/16/25	3,445	3,387
[2]	Glencore Funding LLC	1.625%	9/1/25	6,265	5,922
	LyondellBasell Industries NV	5.750%	4/15/24	7,030	7,025
	Martin Marietta Materials Inc.	4.250%	7/2/24	3,000	2,979
	Nutrien Ltd.	5.900%	11/7/24	1,081	1,084
	Nutrien Ltd.	5.950%	11/7/25	20,295	20,665
	Packaging Corp. of America	3.650%	9/15/24	1,160	1,144
					80,785
21

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Real Estate (4.2%)
	American Tower Corp.	0.600%	1/15/24	4,251	4,242
	American Tower Corp.	5.000%	2/15/24	630	629
	American Tower Corp.	2.950%	1/15/25	5,758	5,618
	American Tower Corp.	4.000%	6/1/25	10,183	10,012
	American Tower Corp.	1.300%	9/15/25	1,979	1,854
	AvalonBay Communities Inc.	3.500%	11/15/25	631	613
	Boston Properties LP	3.800%	2/1/24	3,774	3,766
	Crown Castle Inc.	3.200%	9/1/24	3,071	3,020
	Equinix Inc.	2.625%	11/18/24	881	858
	Equinix Inc.	1.250%	7/15/25	1,151	1,084
	ERP Operating LP	3.375%	6/1/25	19,420	19,001
	Essex Portfolio LP	3.500%	4/1/25	11,460	11,218
	Federal Realty OP LP	3.950%	1/15/24	12,250	12,234
[5]	General Property Trust	3.673%	9/19/24	580	392
	Healthpeak OP LLC	3.400%	2/1/25	750	732
	Healthpeak OP LLC	4.000%	6/1/25	3,290	3,228
	Kimco Realty OP LLC	2.700%	3/1/24	1,221	1,214
	Mid-America Apartments LP	4.000%	11/15/25	5,470	5,372
	NNN REIT Inc.	3.900%	6/15/24	4,510	4,471
	Omega Healthcare Investors Inc.	4.500%	1/15/25	4,000	3,934
	Realty Income Corp.	4.600%	2/6/24	15,503	15,478
	Realty Income Corp.	3.875%	4/15/25	8,071	7,935
	Realty Income Corp.	4.625%	11/1/25	9,320	9,262
[5]	Region Retail Trust	3.900%	6/7/24	2,220	1,505
	Simon Property Group LP	2.000%	9/13/24	5,000	4,875
	Simon Property Group LP	3.375%	10/1/24	11,533	11,363
	Simon Property Group LP	3.500%	9/1/25	5,171	5,057
[5]	Stockland Trust	3.300%	3/22/24	1,800	1,222
	Ventas Realty LP	3.500%	4/15/24	1,400	1,390
	Ventas Realty LP	3.750%	5/1/24	1,000	993
	Welltower OP LLC	4.500%	1/15/24	8,669	8,662
	Welltower OP LLC	4.000%	6/1/25	9,220	9,057
					170,291
Technology (3.0%)
	Broadcom Inc.	3.625%	10/15/24	10,240	10,100
	Dell International LLC / EMC Corp.	5.850%	7/15/25	6,202	6,266
	Equifax Inc.	2.600%	12/1/24	1,734	1,688
	Fidelity National Information Services Inc.	4.500%	7/15/25	622	616
	Global Payments Inc.	2.650%	2/15/25	4,821	4,673
	Hewlett Packard Enterprise Co.	5.900%	10/1/24	22,602	22,650
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	262	261
	HP Inc.	2.200%	6/17/25	15,352	14,711
	International Business Machines Corp.	3.000%	5/15/24	3,251	3,222
	NXP BV / NXP Funding LLC	4.875%	3/1/24	4,427	4,417
	Oracle Corp.	3.400%	7/8/24	2,942	2,907
	Oracle Corp.	2.950%	11/15/24	885	865
	Oracle Corp.	2.500%	4/1/25	15,989	15,487
	Oracle Corp.	2.950%	5/15/25	1,250	1,214
	Oracle Corp.	5.800%	11/10/25	2,093	2,127
	PayPal Holdings Inc.	2.400%	10/1/24	22,583	22,084
	Verisk Analytics Inc.	4.000%	6/15/25	7,590	7,490
	VMware LLC	1.000%	8/15/24	802	779
					121,557
22

Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (4.2%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	1,100	1,094
	Ameren Corp.	2.500%	9/15/24	1,000	978
	Ameren Illinois Co.	3.250%	3/1/25	3,000	2,942
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	10,075
	Appalachian Power Co.	3.400%	6/1/25	6,129	5,992
[5]	Ausgrid Finance Pty Ltd.	3.750%	10/30/24	11,300	7,622
[4,5]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.755%	7/1/24	4,500	3,052
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	10,874	10,748
	CenterPoint Energy Inc.	2.500%	9/1/24	4,089	4,000
	Constellation Energy Generation LLC	3.250%	6/1/25	13,029	12,655
[5]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	4,850	3,256
	DTE Energy Co.	1.050%	6/1/25	5,350	5,042
	Duke Energy Corp.	0.900%	9/15/25	3,887	3,625
[5]	Energy Partnership Gas Pty Ltd.	3.642%	12/11/24	7,020	4,725
	Eversource Energy	4.200%	6/27/24	6,000	5,956
	Eversource Energy	0.800%	8/15/25	1,258	1,172
	Exelon Corp.	3.950%	6/15/25	1,118	1,099
	ITC Holdings Corp.	3.650%	6/15/24	9,187	9,091
[5]	Network Finance Co. Pty Ltd.	3.500%	12/6/24	8,380	5,642
	NextEra Energy Capital Holdings Inc.	2.940%	3/21/24	4,000	3,975
	NextEra Energy Capital Holdings Inc.	4.255%	9/1/24	4,965	4,922
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	5,630	5,689
	NiSource Inc.	0.950%	8/15/25	18,060	16,882
	Public Service Electric and Gas Co.	3.000%	5/15/25	4,506	4,396
	Public Service Enterprise Group Inc.	0.800%	8/15/25	4,865	4,547
	Sempra	3.300%	4/1/25	501	489
	Southern Co.	0.600%	2/26/24	4,056	4,023
	Southern Co.	5.150%	10/6/25	16,535	16,583
[5]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	4,230	2,859
[4,5]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.898%	8/23/24	3,100	2,110
	Virginia Electric and Power Co.	3.150%	1/15/26	5,320	5,159
	WEC Energy Group Inc.	4.750%	1/9/26	1,734	1,727
					172,127
Total Corporate Bonds (Cost $2,748,441)					2,761,821
Sovereign Bonds (1.0%)
[6]	Japan Treasury Discount Bill	0.000%	2/13/24	5,600,000	39,721
	Republic of Hungary	5.375%	3/25/24	1,662	1,661
	Socialist Republic of Vietnam	4.800%	11/19/24	1,275	1,259
Total Sovereign Bonds (Cost $41,900)					42,641
				Shares
Temporary Cash Investments (7.9%)

Money Market Fund (0.8%)
[7]	Vanguard Market Liquidity Fund	5.435%		309,959	30,990
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Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commercial Paper (0.7%)
[2,8]	AT&T Inc.	5.960%	2/21/24	14,900	14,772
[2]	CDP Financial Inc.	5.497%	4/15/24	15,270	15,022
					29,794
U.S. Government and Agency Obligations (6.4%)
[9,10]	United States Treasury Bill	5.292%	10/31/24	63,478	61,007
	United States Treasury Bill	4.933%–5.103%	11/29/24	209,460	200,632
					261,639
Total Temporary Cash Investments (Cost $321,913)					322,423
Total Investments (98.7%) (Cost $4,021,797)					4,041,562
Other Assets and Liabilities—Net (1.3%)					51,869
Net Assets (100%)					4,093,431
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $666,517,000, representing 16.3% of net assets.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Face amount denominated in Australian dollars.
6	Face amount denominated in Japanese yen.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At December 31, 2023, the aggregate value of these securities was $14,772,000, representing 0.4% of net assets.
9	Securities with a value of $2,046,000 have been segregated as initial margin for open futures contracts.
10	Securities with a value of $1,057,000 have been segregated as collateral for open forward currency contracts.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
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Ultra-Short Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	March 2024	(590)	(121,489)	(620)
5-Year U.S. Treasury Note	March 2024	(218)	(23,713)	(395)
				(1,015)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	1/30/24	AUD	152	USD	104	—	—
Royal Bank of Canada	1/30/24	AUD	145	USD	98	1	—
Morgan Stanley Capital Services Inc.	1/30/24	AUD	52	USD	35	—	—
Toronto-Dominion Bank	1/30/24	USD	58,281	AUD	86,782	—	(919)
JPMorgan Chase Bank, N.A.	2/13/24	USD	40,359	JPY	5,606,000	328	—
						329	(919)
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.
At December 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $497,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
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Ultra-Short Bond ETF
Statement of Assets and Liabilities
As of December 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,990,805)	4,010,572
Affiliated Issuers (Cost $30,992)	30,990
Total Investments in Securities	4,041,562
Investment in Vanguard	144
Cash	306
Foreign Currency, at Value (Cost $151)	154
Receivables for Accrued Income	27,599
Receivables for Capital Shares Issued	24,692
Unrealized Appreciation—Forward Currency Contracts	329
Total Assets	4,094,786
Liabilities
Payables for Investment Securities Purchased	67
Payables to Vanguard	180
Variation Margin Payable—Futures Contracts	189
Unrealized Depreciation—Forward Currency Contracts	919
Total Liabilities	1,355
Net Assets	4,093,431
At December 31, 2023, net assets consisted of:

Paid-in Capital	4,112,472
Total Distributable Earnings (Loss)	(19,041)
Net Assets	4,093,431

Net Assets
Applicable to 82,850,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,093,431
Net Asset Value Per Share	$49.41

See accompanying Notes, which are an integral part of the Financial Statements.
26

Ultra-Short Bond ETF
Statement of Operations

Year Ended December 31, 2023
($000)
Investment Income
Income
Interest[1]	172,076
Total Income	172,076
Expenses
The Vanguard Group—Note B
Investment Advisory Services	409
Management and Administrative	2,934
Marketing and Distribution	210
Custodian Fees	71
Auditing Fees	36
Shareholders’ Reports	74
Trustees’ Fees and Expenses	2
Other Expenses	14
Total Expenses	3,750
Expenses Paid Indirectly	(51)
Net Expenses	3,699
Net Investment Income	168,377
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(10,648)
Futures Contracts	796
Forward Currency Contracts	(1,910)
Foreign Currencies	145
Realized Net Gain (Loss)	(11,617)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	45,517
Futures Contracts	(583)
Forward Currency Contracts	2,158
Foreign Currencies	(70)
Change in Unrealized Appreciation (Depreciation)	47,022
Net Increase (Decrease) in Net Assets Resulting from Operations	203,782
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,783,000, ($4,000), less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($1,257,000) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
27

Ultra-Short Bond ETF
Statement of Changes in Net Assets

	Year Ended December 31,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	168,377	44,762
Realized Net Gain (Loss)	(11,617)	(26,568)
Change in Unrealized Appreciation (Depreciation)	47,022	(22,975)
Net Increase (Decrease) in Net Assets Resulting from Operations	203,782	(4,781)
Distributions
Total Distributions	(168,929)	(44,433)
Capital Share Transactions
Issued	2,118,067	1,533,919
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,324,762)	(259,042)
Net Increase (Decrease) from Capital Share Transactions	793,305	1,274,877
Total Increase (Decrease)	828,158	1,225,663
Net Assets
Beginning of Period	3,265,273	2,039,610
End of Period	4,093,431	3,265,273

See accompanying Notes, which are an integral part of the Financial Statements.
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Ultra-Short Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	April 05 2021[1] to December 31,	Year Ended December 31,
	2023	2022	2021
Net Asset Value, Beginning of Period	$48.95	$49.93	$50.00
Investment Operations
Net Investment Income[2]	2.237	.827	.138
Net Realized and Unrealized Gain (Loss) on Investments	.425	(1.044)	(.077)
Total from Investment Operations	2.662	(.217)	.061
Distributions
Dividends from Net Investment Income	(2.202)	(.763)	(.123)
Distributions from Realized Capital Gains	—	—	(.008)
Total Distributions	(2.202)	(.763)	(.131)
Net Asset Value, End of Period	$49.41	$48.95	$49.93
Total Return	5.56%	-0.43%	0.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,093	$3,265	$2,040
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[4]
Ratio of Net Investment Income to Average Net Assets	4.55%	1.68%	0.37%[4]
Portfolio Turnover Rate[5]	73%	73%	22%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

Ultra-Short Bond ETF
Notes to Financial Statements
Vanguard Ultra-Short Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZK Exchange, Inc; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
During the year ended December 31, 2023, the fund’s average investments in long and short futures contracts represented 3% and 3% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
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Ultra-Short Bond ETF
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended December 31, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or
31

Ultra-Short Bond ETF
emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2023, the fund had contributed to Vanguard capital in the amount of $144,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $51,000 (an annual rate of less than 0.01% of average net assets).
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Ultra-Short Bond ETF
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Asset-Backed/Commercial Mortgage-Backed Securities	—	914,677	—	914,677
Corporate Bonds	—	2,761,821	—	2,761,821
Sovereign Bonds	—	42,641	—	42,641
Temporary Cash Investments	30,990	291,433	—	322,423
Total	30,990	4,010,572	—	4,041,562
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	329	—	329
Liabilities
Futures Contracts[1]	1,015	—	—	1,015
Forward Currency Contracts	—	919	—	919
Total	1,015	919	—	1,934
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
33

Ultra-Short Bond ETF
E.	At December 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Forward Currency Contracts	—	329	329
Total Assets	—	329	329

Unrealized Depreciation—Futures Contracts	1,015	—	1,015
Unrealized Depreciation—Forward Currency Contracts	—	919	919
Total Liabilities	1,015	919	1,934
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	796	—	796
Forward Currency Contracts	—	(1,910)	(1,910)
Realized Net Gain (Loss) on Derivatives	796	(1,910)	(1,114)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(583)	—	(583)
Forward Currency Contracts	—	2,158	2,158
Change in Unrealized Appreciation (Depreciation) on Derivatives	(583)	2,158	1,575
F.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for applicable in-kind redemptions and foreign currency transactions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(1,257)
Total Distributable Earnings (Loss)	1,257
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of gain or loss from foreign currency hedges. As
34

Ultra-Short Bond ETF
of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,399
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	15,689
Capital Loss Carryforwards	(36,129)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(19,041)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2023 Amount ($000)	2022 Amount ($000)
Ordinary Income*	168,929	44,433
Long-Term Capital Gains	—	—
Total	168,929	44,433
*	Includes short-term capital gains, if any.
As of December 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,025,873
Gross Unrealized Appreciation	18,870
Gross Unrealized Depreciation	(3,181)
Net Unrealized Appreciation (Depreciation)	15,689
G.	During the year ended December 31, 2023, the fund purchased $3,700,519,000 of investment securities and sold $2,321,747,000 of investment securities, other than U.S. government securities andtemporary cash investments. Purchases and sales of U.S. government securities were $7,180,000 and $131,976,000, respectively. Purchases and sales include $758,253,000 and $334,754,000, respectively, in connection with in-kind purchases and redemptions of the portfolio's capital shares.
35

Ultra-Short Bond ETF
H.	Capital shares issued and redeemed were:

	Year Ended December 31,
	2023 Shares (000)	2022 Shares (000)

Issued	43,100	31,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(26,950)	(5,250)
Net Increase (Decrease) in Shares Outstanding	16,150	25,850
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At December 31, 2023, one shareholder was a record or beneficial owner of 31% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	Management has determined that no events or transactions occurred subsequent to December 31, 2023, that would require recognition or disclosure in these financial statements.
36

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Ultra-Short Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ultra-Short Bond ETF (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2023 and for the period April 5, 2021 (inception) through December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the two years in the period ended December 31, 2023 and for the period April 5, 2021 (inception) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 16, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
37

Tax information (unaudited)
The fund hereby designates $18,757,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 99.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 79.6%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
38

"Bloomberg®" and Bloomberg U.S. Treasury Bellwethers: 1 Year Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Ultra-Short Bond ETF is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Ultra-Short Bond ETF or any member of the public regarding the advisability of investing in securities generally or in the Ultra-Short Bond ETF particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Treasury Bellwethers: 1 Year Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Ultra-Short Bond ETF. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Ultra-Short Bond ETF into consideration in determining, composing or calculating the Bloomberg U.S. Treasury Bellwethers: 1 Year Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ultra-Short Bond ETF to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Ultra-Short Bond ETF customers, in connection with the administration, marketing or trading of the Ultra-Short Bond ETF.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE ULTRA-SHORT BOND ETF OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE ULTRA-SHORT BOND ETF OR BLOOMBERG U.S. TREASURY BELLWETHERS: 1 YEAR INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.
39

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q9310 022024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2023: $419,000
Fiscal Year Ended December 31, 2022: $393,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2023: $9,326,156
Fiscal Year Ended December 31, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended December 31, 2023: $3,295,934
Fiscal Year Ended December 31, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2023: $1,678,928
Fiscal Year Ended December 31, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2023: $25,000
Fiscal Year Ended December 31, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2023: $1,703,928
Fiscal Year Ended December 31, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Bond Index Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Bond Index Funds

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 23, 2024

Vanguard Bond Index Funds

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2024

*By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.